UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23580

DIMENSIONAL ETF TRUST

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional ETF Trust,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Period Ended: October 31, 2023

DIMENSIONAL ETF TRUST

Dimensional US Core Equity Market ETF

Dimensional US Core Equity 1 ETF

Dimensional US High Profitability ETF

Dimensional US Large Cap Value ETF

Dimensional US Real Estate ETF

Dimensional US Small Cap Value ETF

Dimensional International Core Equity Market ETF

Dimensional International Core Equity 2 ETF

Dimensional International Small Cap Value ETF

Dimensional International Small Cap ETF

Dimensional International High Profitability ETF

Dimensional Emerging Core Equity Market ETF

Dimensional Emerging Markets High Profitability ETF

Dimensional Emerging Markets Value ETF

Dimensional Emerging Markets Core Equity 2 ETF

Dimensional Global Real Estate ETF

Dimensional World Equity ETF

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

ANNUAL REPORT

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments/Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

SA	Special Assessment

Investment Footnotes

*	Non-Income Producing Securities

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/ or Non-Income Producing Securities.

†	See Note B to Financial Statements.

Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan

§	Affiliated Fund

@	Security purchased with cash collateral received from Securities on Loan

Financial Highlights

(a)	Computed using average shares outstanding

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized for periods less than one year.

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(e)	Annualized for periods less than one year.

(f)	Excludes impact of in-kind transactions.

(g)	Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

2

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(h)	Represents the combined ratios for the respective Fund and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero

SEC	Securities and Exchange Commission

3

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional US Core Equity Market ETF vs. Russell 3000 Index November 18, 2020-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 18, 2020

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	7.93%	6.65%
Fund Market Price	7.87%	6.66%

Dimensional US Core Equity 1 ETF vs. Russell 3000 Index September 12, 2023-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on September 13, 2023

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-6.64%
Fund Market Price	-6.59%

4

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional US High Profitability ETF vs. Russell 1000 Index February 23, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on February 24, 2022

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	8.53%	2.90%
Fund Market Price	8.56%	2.93%

Dimensional US Large Cap Value ETF vs. Russell 1000 Value Index December 6, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on December 7, 2022

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return		Since Inception
Fund Net Asset Value		-2.45%
Fund Market Price		-2.33%

5

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional US Real Estate ETF vs. Dow Jones U.S. Select REIT Index February 23, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on February 24, 2022

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	-7.84%	-12.60%
Fund Market Price	-7.78%	-12.56%

Dimensional US Small Cap Value ETF vs. Russell 2000 Value Index February 23, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on February 24, 2022

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	-2.91%	-0.62%
Fund Market Price	-3.03%	-0.60%

6

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional International Core Equity Market ETF vs. MSCI World ex USA IMI Index (net dividends) November 17, 2020-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 18, 2020

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	12.84%	2.45%
Fund Market Price	13.65%	2.73%

Dimensional International Core Equity 2 ETF vs. MSCI World ex USA IMI Index (net dividends) March 23, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on March 24, 2022

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	13.07%	-4.47%
Fund Market Price	13.85%	-3.98%

7

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional International Small Cap Value ETF vs. MSCI World ex USA Small Value Index (net dividends) March 23, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on March 24, 2022

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	19.26%	-3.29%
Fund Market Price	20.35%	-2.65%

Dimensional International Small Cap ETF vs. MSCI World ex USA Small Cap Index (net dividends) March 23, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on March 24, 2022

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	9.47%	-9.00%
Fund Market Price	10.41%	-8.52%

8

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional International High Profitability ETF vs. MSCI World ex USA Index (net dividends) March 23, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on March 24, 2022

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	13.74%	-4.37%
Fund Market Price	14.47%	-3.92%

Dimensional Emerging Core Equity Market ETF vs. MSCI Emerging Markets IMI Index (net dividends) December 1, 2020-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on December 2, 2020

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	13.18%	-3.20%
Fund Market Price	13.20%	-3.06%

9

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets High Profitability ETF vs. MSCI Emerging Markets Index (net dividends) April 26, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on April 27, 2022

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	14.69%	-5.93%
Fund Market Price	14.62%	-5.77%

Dimensional Emerging Markets Value ETF vs. MSCI Emerging Markets Value Index (net dividends) April 26, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on April 27, 2022

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	15.07%	-2.61%
Fund Market Price	14.82%	-2.42%

10

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Core Equity 2 ETF vs. MSCI Emerging Markets IMI Index (net dividends) April 26, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on April 27, 2022

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	14.13%	-4.70%
Fund Market Price	13.99%	-4.47%

Dimensional Global Real Estate ETF vs. S&P Global REIT Index (net dividends) December 6, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on December 7, 2022

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return		Since Inception
Fund Net Asset Value		-10.94%
Fund Market Price		-10.74%

11

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional World Equity ETF vs. MSCI All Country World IMI Index (net div.) September 26, 2023-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on September 27, 2023

MSCI data © MSCI 2023, all rights reserved.

Since Inception
Fund Net Asset Value	-2.87%
Fund Market Price	-2.79%

12

DIMENSIONAL ETF TRUST

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023

Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT IndexSM	-6.25%

Total Return for 12 Months Ended October 31, 2023

Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Dimensional US Core Equity Market ETF

The Dimensional US Core Equity Market ETF invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. Additionally, the ETF generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 2,330 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 7.93% for the ETF and 8.38% for the Russell 3000® Index, the ETF’s benchmark. The ETF’s emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks generally underperformed. With value stocks underperforming growth stocks, the ETF’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the ETF’s exclusion of REITs contributed positively to relative performance, as REITs generally underperformed.

Dimensional US Core Equity 1 ETF

The Dimensional US Core Equity 1 ETF invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market while considering federal tax implications of investment decisions. Additionally, the ETF generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 2,430 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From inception on September 12, 2023, through October 31, 2023, total returns were -6.64% for the ETF and -6.35% for the Russell 3000® Index, the ETF’s benchmark. The ETF’s emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks generally underperformed. With value stocks underperforming growth stocks, the ETF’s greater emphasis on value stocks also detracted from performance relative to the benchmark.

13

DIMENSIONAL ETF TRUST

CONTINUED

Dimensional US High Profitability ETF

The Dimensional US High Profitability ETF seeks to capture the returns of U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap high relative profitability segment of the U.S. market. Additionally, the ETF generally excludes real estate investment trusts (REITs) and highly regulated utilities. As of October 31, 2023, the ETF held approximately 180 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 8.53% for the ETF and 9.48% for the Russell 1000® Index, the ETF’s benchmark. The ETF’s emphasis on stocks with smaller market capitalizations within the large-cap high relative profitability segment of the U.S. market detracted from relative performance, as these stocks generally underperformed. Conversely, the ETF’s exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed.

Dimensional US Large Cap Value ETF

The Dimensional US Large Cap Value ETF is designed to capture the returns of U.S. large company low relative price (value) stocks. The ETF generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. Additionally, the ETF generally excludes real estate investment trusts (REITs) and highly regulated utilities. As of October 31, 2023, the ETF held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From inception on December 6, 2022, through October 31, 2023, total returns were -2.45% for the ETF and -2.65% for the Russell 1000® Value Index, the ETF’s benchmark. The ETF’s exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed.

Dimensional US Real Estate ETF

The Dimensional US Real Estate ETF invests in a broadly diversified group of U.S. real estate securities. As of October 31, 2023, the Portfolio held approximately 140 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were -7.84% for the ETF and -6.25% for the Dow Jones U.S. Select REIT Index, the ETF’s benchmark. Differences in REIT eligibility between the ETF and the benchmark detracted from the ETF’s performance relative to the benchmark, most notably among tower REITs. The ETF includes tower REITs, which are not held by the benchmark, and these securities generally underperformed.

Dimensional US Small Cap Value ETF

The Dimensional US Small Cap Value ETF invests in a broadly diversified group of U.S. small-cap value stocks with higher profitability. Additionally, the ETF generally excludes certain companies with high asset growth and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 1,030 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were -2.91% for the ETF and -9.93% for the Russell 2000® Value Index, the ETF’s benchmark. The ETF’s emphasis on higher-profitability stocks within the small-value segment of the U.S. market contributed positively to relative performance, as these stocks generally outperformed. The ETF’s exclusion of REITs and highly regulated utilities also contributed positively to relative performance, as REITs and utilities generally underperformed.

14

DIMENSIONAL ETF TRUST

CONTINUED

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2023, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

15

DIMENSIONAL ETF TRUST

CONTINUED

Total Return for 12 Months Ended October 31, 2023

	Local Return	Return in U.S. Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2023, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Dimensional International Core Equity Market ETF

The Dimensional International Core Equity Market ETF invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. Additionally, the ETF generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 3,580 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 12.84% for the ETF and 11.57% for the MSCI World ex USA IMI Index (net dividends), the ETF’s benchmark. The ETF’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. markets. The ETF’s exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Dimensional International Core Equity 2 ETF

The Dimensional International Core Equity 2 ETF invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. Additionally, the ETF generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 4,130 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 13.07% for the ETF and 11.57% for the MSCI World ex USA IMI Index (net dividends), the ETF’s benchmark. The ETF’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. markets. The ETF’s exclusion of real estate investment trusts (REITs) also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

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DIMENSIONAL ETF TRUST

CONTINUED

Dimensional International Small Cap Value ETF

The Dimensional International Small Cap Value ETF invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. Additionally, the ETF generally excludes certain companies with high asset growth and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 1,550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 19.26% for the ETF and 10.02% for the MSCI World ex USA Small Value Index (net dividends), the ETF’s benchmark. With value stocks outperforming growth stocks, the ETF’s focus on value stocks contributed positively to performance relative to the benchmark. The ETF’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

Dimensional International Small Cap ETF

The Dimensional International Small Cap ETF invests in developed ex U.S. small company stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 3,310 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 9.47% for the ETF and 5.56% for the MSCI World ex USA Small Cap Index (net dividends), the ETF’s benchmark. The ETF’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the ETF’s exclusion of stocks with high asset growth, as those stocks underperformed. The ETF’s exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Dimensional International High Profitability ETF

The Dimensional International High Profitability ETF invests in developed ex U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher profitability within the large cap high relative profitability segment of developed ex U.S. markets. Additionally, the ETF generally excludes real estate investment trusts (REITs) and highly regulated utilities. Additionally, the ETF generally excludes real estate investment trusts (REITs) and highly regulated utilities. As of October 31, 2023, the ETF held approximately 510 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 13.74% for the ETF and 12.56% for the MSCI World ex USA Index (net dividends), the ETF’s benchmark. The ETF’s emphasis on stocks with lower relative price within the large-cap high relative profitability segment of developed ex U.S. markets contributed positively to performance relative to the benchmark, as these stocks generally outperformed. The ETF’s exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Dimensional Emerging Core Equity Market ETF

The Dimensional Emerging Core Equity Market ETF invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. Additionally, the ETF generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 5,100 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 13.18% for the ETF and 11.68% for the MSCI Emerging Markets IMI Index (net dividends), the ETF’s benchmark. With value stocks outperforming growth stocks, the ETF’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. The

17

DIMENSIONAL ETF TRUST

CONTINUED

ETF’s emphasis on stocks with smaller market capitalizations contributed positively to relative performance, as these stocks outperformed. Additionally, the ETF’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Dimensional Emerging Markets High Profitability ETF

The Dimensional Emerging Markets High Profitability ETF invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with higher profitability. Additionally, the ETF generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 650 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 14.69% for the ETF and 10.80% for the MSCI Emerging Markets Index (net dividends), the ETF’s benchmark. The ETF’s focus on stocks with higher profitability contributed positive to performance relative to the benchmark, as these stocks generally outperformed.

Dimensional Emerging Markets Value ETF

The Dimensional Emerging Markets Value ETF invests in value stocks of large and small companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. Additionally, the ETF generally excludes real estate investment trusts (REITs) and highly regulated utilities. As of October 31, 2023, the ETF held approximately 2,560 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 15.07% for the ETF and 13.43% for the MSCI Emerging Markets Value Index (net dividends), the ETF’s benchmark. The ETF’s focus on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in emerging markets. The ETF’s emphasis on stocks with smaller market capitalizations also contributed positively to relative performance, as these stocks outperformed. Additionally, the ETF’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Dimensional Emerging Markets Core Equity 2 ETF

The Dimensional Emerging Markets Core Equity 2 ETF invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. Additionally, the ETF generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 5,530 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 14.13% for the ETF and 11.68% for the MSCI Emerging Markets IMI Index (net dividends), the ETF’s benchmark. With value stocks outperforming growth stocks, the ETF’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. The ETF’s emphasis on stocks with smaller market capitalizations contributed positively to relative performance, as these stocks outperformed. Additionally, the ETF’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Dimensional Global Real Estate ETF

The Dimensional Global Real Estate ETF invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. As of October 31, 2023, the ETF held approximately 440 securities in 27 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

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DIMENSIONAL ETF TRUST

CONTINUED

From inception on December 6, 2022, through October 31, 2023, total returns were -10.94% for the ETF and -10.51% for the S&P Global REIT Index (net dividends), the ETF’s benchmark. Differences in REIT eligibility between the ETF and the benchmark detracted from performance relative to the benchmark, most notably among tower REITs. The ETF includes tower REITs, which are not held by the benchmark, and these securities generally underperformed.

Dimensional World Equity ETF

The Dimensional World Equity ETF seeks long-term capital appreciation by investing in a combination of ETFs managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities. During the period covered by this report, the ETF’s investments in the domestic equity funds included the US Core Equity 1 ETF and U.S. Core Equity 2 ETF; and the ETF’s investments in the international equity funds included the International Core Equity 2 ETF, Emerging Markets Core Equity 2 ETF, and Global Real Estate ETF (collectively, the “Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Underlying Funds collectively held approximately 12,930 securities in 47 eligible developed and emerging markets.

Since inception on September 26, 2023, through October 31, 2023, total returns were -2.87% for the ETF and -2.90% for the MSCI All Country World IMI Index (net dividends), the ETF’s benchmark. The Underlying Funds’ emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed in developed markets. Conversely, the Underlying Funds’ emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks outperformed. These two drivers offset each other, and the ETF performed in line with the benchmark.

19

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the period indicated.

Expense Tables

For the period ended October 31, 2023

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional US Core Equity Market ETF
Actual Fund Return	$1,000.00	$1,008.70	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

Dimensional US Core Equity 1 ETF
Actual Fund Return (b)	$1,000.00	$933.60	0.14%	$0.18
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

Dimensional US High Profitability ETF
Actual Fund Return	$1,000.00	$1,008.70	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

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DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional US Large Cap Value ETF
Actual Fund Return	$1,000.00	$965.60	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Dimensional US Real Estate ETF
Actual Fund Return	$1,000.00	$894.60	0.19%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

Dimensional US Small Cap Value ETF
Actual Fund Return	$1,000.00	$985.90	0.32%	$1.60
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63

Dimensional International Core Equity Market ETF
Actual Fund Return	$1,000.00	$925.50	0.18%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

Dimensional International Core Equity 2 ETF
Actual Fund Return	$1,000.00	$927.50	0.24%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22

Dimensional International Small Cap Value ETF
Actual Fund Return	$1,000.00	$956.60	0.42%	$2.07
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14

Dimensional International Small Cap ETF
Actual Fund Return	$1,000.00	$910.20	0.39%	$1.88
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

Dimensional International High Profitability ETF
Actual Fund Return	$1,000.00	$927.50	0.29%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48

Dimensional Emerging Core Equity Market ETF
Actual Fund Return	$1,000.00	$969.30	0.35%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.35%	$1.79

Dimensional Emerging Markets High Profitability ETF
Actual Fund Return	$1,000.00	$964.20	0.40%	$1.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04

Dimensional Emerging Markets Value ETF
Actual Fund Return	$1,000.00	$979.90	0.42%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14

Dimensional Emerging Markets Core Equity 2 ETF
Actual Fund Return	$1,000.00	$973.70	0.40%	$1.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04

Dimensional Global Real Estate ETF
Actual Fund Return	$1,000.00	$881.10	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Dimensional World Equity ETF (d)
Actual Fund Return(c)	$1,000.00	$971.30	0.25%	$0.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184) then divided by the number of days in the year (365) to reflect the six-month period.

(b)

Information shown reflects values for the stub period of 50 days from September 12, 2023 (commencement of operations) to October 31, 2023 and has been calculated using expense ratios and rates of returns for the same period.

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DISCLOSURE OF FUND EXPENSES

CONTINUED

(c)

Information shown reflects values for the stub period of 36 days from September 26, 2023 (commencement of operations) to October 31, 2023 and has been calculated using expense ratios and rates of returns for the same period.

(d)

Dimensional World Equity ETF is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

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DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on September 27, 2023. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http:// www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Investments” in lieu of a full Schedule of Investments. The Summary Schedule of Investments reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Investments identifies each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional US Core Equity Market ETF
Communication Services	7.8%
Consumer Discretionary	10.8%
Consumer Staples	6.5%
Energy	6.1%
Financials	13.3%
Health Care	12.3%
Industrials	10.9%
Information Technology	26.3%
Materials	3.2%
Real Estate	0.2%
Utilities	2.6%

100.0%

Dimensional US Core Equity 1 ETF
Communication Services	7.6%
Consumer Discretionary	11.1%
Consumer Staples	6.4%
Energy	7.0%
Financials	14.2%
Health Care	11.9%
Industrials	12.6%
Information Technology	22.5%
Materials	4.0%
Real Estate	0.3%
Utilities	2.4%

100.0%

Dimensional US High Profitability ETF
Communication Services	1.7%
Consumer Discretionary	10.2%
Consumer Staples	9.3%
Energy	6.2%
Financials	9.9%
Health Care	14.3%
Industrials	17.6%
Information Technology	27.8%
Materials	2.9%
Utilities	0.1%

100.0%

Dimensional US Large Cap Value ETF
Communication Services	8.1%
Consumer Discretionary	5.5%
Consumer Staples	4.3%
Energy	14.3%
Financials	21.8%
Health Care	13.5%
Industrials	14.0%
Information Technology	9.0%
Materials	8.7%
Real Estate	0.6%
Utilities	0.2%

100.0%

Dimensional US Real Estate ETF
Real Estate	100.0%

100.0%

Dimensional US Small Cap Value ETF
Communication Services	3.1%
Consumer Discretionary	15.1%
Consumer Staples	4.3%
Energy	12.1%
Financials	25.3%
Health Care	5.0%
Industrials	19.1%
Information Technology	6.0%
Materials	8.4%
Real Estate	1.5%
Utilities	0.1%

100.0%

23

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Dimensional International Core Equity Market ETF
Communication Services	4.0%
Consumer Discretionary	12.4%
Consumer Staples	8.8%
Energy	7.8%
Financials	18.5%
Health Care	10.2%
Industrials	16.6%
Information Technology	7.6%
Materials	9.3%
Real Estate	1.4%
Utilities	3.4%

100.0%

Dimensional International Core Equity 2 ETF
Communication Services	4.5%
Consumer Discretionary	12.3%
Consumer Staples	7.8%
Energy	9.1%
Financials	17.0%
Health Care	7.4%
Industrials	18.3%
Information Technology	7.2%
Materials	11.5%
Real Estate	1.8%
Utilities	3.1%

100.0%

Dimensional International Small Cap Value ETF
Communication Services	2.7%
Consumer Discretionary	11.1%
Consumer Staples	4.9%
Energy	7.9%
Financials	22.4%
Health Care	2.3%
Industrials	20.6%
Information Technology	4.4%
Materials	20.1%
Real Estate	3.2%
Utilities	0.4%

100.0%

Dimensional International Small Cap ETF
Communication Services	3.3%
Consumer Discretionary	12.8%
Consumer Staples	6.5%
Energy	6.3%
Financials	13.0%
Health Care	4.9%
Industrials	24.0%
Information Technology	10.3%
Materials	12.1%
Real Estate	3.7%
Utilities	3.1%

100.0%

Dimensional International High Profitability ETF
Communication Services	6.6%
Consumer Discretionary	16.7%
Consumer Staples	10.6%
Energy	12.1%
Financials	4.7%
Health Care	9.9%
Industrials	17.0%
Information Technology	9.9%
Materials	10.0%
Real Estate	0.4%
Utilities	2.1%

100.0%

Dimensional Emerging Core Equity Market ETF
Communication Services	8.1%
Consumer Discretionary	11.7%
Consumer Staples	6.1%
Energy	5.7%
Financials	19.7%
Health Care	4.8%
Industrials	8.3%
Information Technology	21.4%
Materials	9.3%
Real Estate	2.0%
Utilities	2.9%

100.0%

Dimensional Emerging Markets High Profitability ETF
Communication Services	13.4%
Consumer Discretionary	12.0%
Consumer Staples	10.4%
Energy	9.3%
Financials	6.0%
Health Care	4.0%
Industrials	5.7%
Information Technology	28.2%
Materials	10.2%
Real Estate	0.2%
Utilities	0.6%

100.0%

Dimensional Emerging Markets Value ETF
Communication Services	2.6%
Consumer Discretionary	8.2%
Consumer Staples	2.4%
Energy	11.7%
Financials	30.0%
Health Care	2.3%
Industrials	9.0%
Information Technology	14.3%
Materials	14.1%
Real Estate	3.9%
Utilities	1.5%

100.0%

Dimensional Emerging Markets Core Equity 2 ETF
Communication Services	7.5%
Consumer Discretionary	12.2%
Consumer Staples	5.6%
Energy	5.4%
Financials	17.6%
Health Care	5.1%
Industrials	9.1%
Information Technology	21.6%
Materials	10.7%
Real Estate	2.6%
Utilities	2.6%

100.0%

24

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Dimensional Global Real Estate ETF
Real Estate	100.0%

100.0%

Dimensional World Equity ETF
Affiliated Investment Companies	100.0%

100.0%

25

DIMENSIONAL US CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (7.6%)
* Alphabet, Inc., Class A	525,397	$65,191,260	1.7%
* Alphabet, Inc., Class C	470,564	58,961,669	1.5%
Comcast Corp., Class A	452,206	18,671,586	0.5%
* Meta Platforms, Inc., Class A	186,702	56,247,712	1.5%
* Netflix, Inc.	30,839	12,696,108	0.3%
Verizon Communications, Inc.	367,080	12,895,520	0.4%
* Walt Disney Co. (The)	151,847	12,389,197	0.3%
Other Securities		65,429,428	1.6%

TOTAL COMMUNICATION SERVICES		302,482,480	7.8%

CONSUMER DISCRETIONARY — (10.4%)
* Amazon.com, Inc.	817,902	108,854,577	2.8%
Home Depot, Inc. (The)	99,415	28,302,456	0.8%
McDonald’s Corp.	62,756	16,452,741	0.4%
* Tesla, Inc.	233,874	46,971,254	1.2%
Other Securities		215,347,993	5.5%

TOTAL CONSUMER DISCRETIONARY		415,929,021	10.7%

CONSUMER STAPLES — (6.3%)
Coca-Cola Co. (The)	343,974	19,431,091	0.5%
Costco Wholesale Corp.	35,560	19,644,766	0.5%
PepsiCo, Inc.	143,397	23,413,862	0.6%
Procter & Gamble Co. (The)	236,281	35,449,238	0.9%
Walmart, Inc.	129,705	21,195,094	0.6%
Other Securities		130,895,476	3.3%

TOTAL CONSUMER STAPLES		250,029,527	6.4%

ENERGY — (5.9%)
Chevron Corp.	189,844	27,665,966	0.7%
ConocoPhillips	138,791	16,488,371	0.4%
Exxon Mobil Corp.	457,328	48,408,169	1.3%
Other Securities		142,444,082	3.7%

TOTAL ENERGY		235,006,588	6.1%

FINANCIALS — (12.9%)
Bank of America Corp.	543,603	14,318,503	0.4%
* Berkshire Hathaway, Inc., Class B	152,421	52,025,860	1.4%
JPMorgan Chase & Co.	285,376	39,684,387	1.0%
Mastercard, Inc., Class A	82,516	31,054,897	0.8%
# Visa, Inc., Class A	136,630	32,121,713	0.8%
Other Securities		344,164,698	8.8%

TOTAL FINANCIALS		513,370,058	13.2%

HEALTH CARE — (11.9%)
Abbott Laboratories	146,477	13,849,400	0.4%
AbbVie, Inc.	168,886	23,843,325	0.6%
Bristol-Myers Squibb Co.	243,699	12,557,809	0.3%
Eli Lilly & Co.	78,940	43,727,234	1.1%
Johnson & Johnson	250,621	37,177,180	1.0%
Merck & Co., Inc.	245,005	25,162,013	0.7%
Pfizer, Inc.	586,474	17,922,645	0.5%
Thermo Fisher Scientific, Inc.	32,430	14,423,891	0.4%
UnitedHealth Group, Inc.	78,976	42,296,387	1.1%

26

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$244,809,218	6.1%

TOTAL HEALTH CARE		475,769,102	12.2%

INDUSTRIALS — (10.6%)
Caterpillar, Inc.	58,219	13,160,405	0.4%
Honeywell International, Inc.	68,372	12,529,853	0.3%
Union Pacific Corp.	65,363	13,570,012	0.4%
Other Securities		383,784,767	9.8%

TOTAL INDUSTRIALS		423,045,037	10.9%

INFORMATION TECHNOLOGY — (25.6%)
Accenture PLC, Class A	67,349	20,008,714	0.5%
* Adobe, Inc.	36,833	19,597,366	0.5%
Apple, Inc.	1,522,322	259,966,928	6.7%
Broadcom, Inc.	44,487	37,430,027	1.0%
Cisco Systems, Inc.	389,517	20,305,521	0.5%
Intel Corp.	356,525	13,013,162	0.4%
International Business Machines Corp.	105,549	15,266,607	0.4%
Microsoft Corp.	658,465	222,633,601	5.7%
NVIDIA Corp.	217,892	88,856,358	2.3%
Oracle Corp.	155,563	16,085,214	0.4%
QUALCOMM, Inc.	122,892	13,393,999	0.4%
* Salesforce, Inc.	73,709	14,802,978	0.4%
Texas Instruments, Inc.	85,704	12,170,825	0.3%
Other Securities		264,590,247	6.7%

TOTAL INFORMATION TECHNOLOGY		1,018,121,547	26.2%

MATERIALS — (3.1%)
Linde PLC	41,605	15,899,767	0.4%
Other Securities		107,210,536	2.8%

TOTAL MATERIALS		123,110,303	3.2%

REAL ESTATE — (0.2%)
Other Securities		9,441,204	0.2%

UTILITIES — (2.5%)
Other Securities		100,909,846	2.6%

TOTAL COMMON STOCKS		3,867,214,713	99.5%

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Securities		10,089	0.0%

HEALTH CARE — (0.0%)
Other Securities		32,907	0.0%

TOTAL RIGHTS/WARRANTS		42,996	0.0%

TOTAL INVESTMENT SECURITIES — (97.0%) (Cost $3,715,654,467)		3,867,257,709

SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	10,247,297	118,530,534	3.1%

TOTAL INVESTMENTS — (100.0%) (Cost $3,834,185,001)		$3,985,788,243	102.6%

27

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

As of October 31, 2023, Dimensional US Core Equity Market ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	8	12/15/23	$1,749,313	$1,684,900	$(64,413)

Total Futures Contracts			$1,749,313	$1,684,900	$(64,413)

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$302,482,480	$—	$—	$302,482,480
Consumer Discretionary	415,929,021	—	—	415,929,021
Consumer Staples	250,029,527	—	—	250,029,527
Energy	235,006,588	—	—	235,006,588
Financials	513,370,058	—	—	513,370,058
Health Care	475,769,102	—	—	475,769,102
Industrials	423,045,037	—	—	423,045,037
Information Technology	1,018,121,547	—	—	1,018,121,547
Materials	123,110,303	—	—	123,110,303
Real Estate	9,441,204	—	—	9,441,204
Utilities	100,909,846	—	—	100,909,846
Rights/Warrants
Energy	—	10,089	—	10,089
Health Care	—	30,550	2,357	32,907
Futures	(64,413)	—	—	(64,413)
Securities Lending Collateral	—	118,530,534	—	118,530,534

Total Investments	$3,867,150,300	$118,571,173	$2,357	$3,985,723,830

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

28

DIMENSIONAL US CORE EQUITY 1 ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (96.0%)
COMMUNICATION SERVICES — (7.3%)
* Alphabet, Inc., Class A	12,898	$1,600,384	1.4%
* Alphabet, Inc., Class C	11,364	1,423,909	1.2%
AT&T, Inc.	21,346	328,728	0.3%
Comcast Corp., Class A	18,748	774,105	0.7%
* Meta Platforms, Inc., Class A	4,953	1,492,190	1.3%
Verizon Communications, Inc.	20,307	713,385	0.6%
Other Securities		2,531,972	2.0%

TOTAL COMMUNICATION SERVICES		8,864,673	7.5%

CONSUMER DISCRETIONARY — (10.7%)
* Amazon.com, Inc.	19,662	2,616,816	2.2%
Home Depot, Inc. (The)	2,542	723,682	0.6%
McDonald’s Corp.	1,585	415,539	0.4%
* Tesla, Inc.	3,678	738,690	0.6%
TJX Cos., Inc. (The)	3,785	333,345	0.3%
Other Securities		8,193,808	7.0%

TOTAL CONSUMER DISCRETIONARY		13,021,880	11.1%

CONSUMER STAPLES — (6.1%)
Coca-Cola Co. (The)	9,862	557,104	0.5%
Costco Wholesale Corp.	966	533,657	0.5%
PepsiCo, Inc.	4,635	756,803	0.6%
Procter & Gamble Co. (The)	5,672	850,970	0.7%
Walmart, Inc.	3,256	532,063	0.5%
Other Securities		4,243,922	3.6%

TOTAL CONSUMER STAPLES		7,474,519	6.4%

ENERGY — (6.7%)
Chevron Corp.	5,648	823,083	0.7%
ConocoPhillips	4,017	477,220	0.4%
Exxon Mobil Corp.	15,368	1,626,703	1.4%
Other Securities		5,258,412	4.5%

TOTAL ENERGY		8,185,418	7.0%

FINANCIALS — (13.6%)
Bank of America Corp.	14,428	380,034	0.3%
* Berkshire Hathaway, Inc., Class B	3,918	1,337,331	1.1%
JPMorgan Chase & Co.	8,663	1,204,677	1.0%
Mastercard, Inc., Class A	2,298	864,852	0.7%
# Visa, Inc., Class A	3,830	900,433	0.8%
Other Securities		11,969,749	10.3%

TOTAL FINANCIALS		16,657,076	14.2%

HEALTH CARE — (11.4%)
Abbott Laboratories	3,625	342,744	0.3%
AbbVie, Inc.	4,671	659,452	0.6%
Amgen, Inc.	1,381	353,122	0.3%
Bristol-Myers Squibb Co.	7,034	362,462	0.3%
Eli Lilly & Co.	2,064	1,143,312	1.0%
Johnson & Johnson	6,850	1,016,129	0.9%
Merck & Co., Inc.	3,797	389,952	0.3%
Pfizer, Inc.	17,109	522,851	0.5%
Thermo Fisher Scientific, Inc.	818	363,822	0.3%
# UnitedHealth Group, Inc.	2,069	1,108,074	1.0%

29

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$7,688,316	6.4%

TOTAL HEALTH CARE		13,950,236	11.9%

INDUSTRIALS — (12.1%)
Caterpillar, Inc.	1,891	427,461	0.4%
Deere & Co.	907	331,382	0.3%
Lockheed Martin Corp.	790	359,166	0.3%
Union Pacific Corp.	2,038	423,109	0.4%
United Parcel Service, Inc., Class B	2,781	392,816	0.3%
Other Securities		12,793,466	10.8%

TOTAL INDUSTRIALS		14,727,400	12.5%

INFORMATION TECHNOLOGY — (21.7%)
Accenture PLC, Class A	1,636	486,039	0.4%
* Adobe, Inc.	1,027	546,426	0.5%
Apple, Inc.	34,829	5,947,748	5.1%
Broadcom, Inc.	1,332	1,120,705	1.0%
Cisco Systems, Inc.	9,660	503,576	0.4%
# International Business Machines Corp.	3,493	505,228	0.4%
Microsoft Corp.	16,530	5,588,958	4.8%
NVIDIA Corp.	4,823	1,966,819	1.7%
Oracle Corp.	4,366	451,444	0.4%
QUALCOMM, Inc.	3,049	332,311	0.3%
Other Securities		8,998,935	7.5%

TOTAL INFORMATION TECHNOLOGY		26,448,189	22.5%

MATERIALS — (3.8%)
Linde PLC	1,030	393,625	0.3%
Other Securities		4,239,679	3.6%

TOTAL MATERIALS		4,633,304	3.9%

REAL ESTATE — (0.3%)
Other Securities		378,299	0.3%

UTILITIES — (2.3%)
Other Securities		2,815,340	2.4%

TOTAL COMMON STOCKS		117,156,334	99.7%

TOTAL INVESTMENT SECURITIES — (96.0%) (Cost $120,100,200)		117,156,334

SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	426,926	4,938,256	4.2%

TOTAL INVESTMENTS — (100.0%) (Cost $125,038,456)		$122,094,590	103.9%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,864,673	$—	$—	$8,864,673
Consumer Discretionary	13,021,880	—	—	13,021,880
Consumer Staples	7,474,519	—	—	7,474,519
Energy	8,185,418	—	—	8,185,418
Financials	16,657,076	—	—	16,657,076
Health Care	13,950,236	—	—	13,950,236

30

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$14,727,400	$—	$—	$14,727,400
Information Technology	26,448,189	—	—	26,448,189
Materials	4,633,304	—	—	4,633,304
Real Estate	378,299	—	—	378,299
Utilities	2,815,340	—	—	2,815,340
Securities Lending Collateral	—	4,938,256	—	4,938,256

Total Investments	$117,156,334	$4,938,256	$—	$122,094,590

See accompanying Notes to Financial Statements.

31

DIMENSIONAL US HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (1.6%)
#* Charter Communications, Inc., Class A	51,957	$20,928,279	0.6%
Verizon Communications, Inc.	689,492	24,221,854	0.8%
Other Securities		7,852,369	0.2%

TOTAL COMMUNICATION SERVICES		53,002,502	1.6%

CONSUMER DISCRETIONARY — (10.0%)
Best Buy Co., Inc.	307,459	20,544,410	0.7%
Home Depot, Inc. (The)	268,525	76,446,382	2.4%
Ross Stores, Inc.	292,121	33,877,272	1.1%
TJX Cos., Inc. (The)	500,849	44,109,772	1.4%
# Tractor Supply Co.	143,581	27,647,957	0.9%
Other Securities		122,867,819	3.7%

TOTAL CONSUMER DISCRETIONARY		325,493,612	10.2%

CONSUMER STAPLES — (9.1%)
Coca-Cola Co. (The)	563,492	31,831,663	1.0%
Colgate-Palmolive Co.	305,623	22,958,400	0.7%
Costco Wholesale Corp.	41,817	23,101,383	0.7%
Kroger Co. (The)	639,400	29,009,578	0.9%
PepsiCo, Inc.	483,420	78,932,818	2.5%
Procter & Gamble Co. (The)	127,173	19,079,765	0.6%
Target Corp.	189,400	20,983,626	0.7%
Other Securities		70,605,084	2.2%

TOTAL CONSUMER STAPLES		296,502,317	9.3%

ENERGY — (6.1%)
ConocoPhillips	437,025	51,918,570	1.6%
Occidental Petroleum Corp.	658,227	40,685,011	1.3%
Other Securities		104,037,680	3.3%

TOTAL ENERGY		196,641,261	6.2%

FINANCIALS — (9.7%)
American Express Co.	141,759	20,701,067	0.7%
Ameriprise Financial, Inc.	106,150	33,391,605	1.0%
Mastercard, Inc., Class A	241,288	90,808,739	2.9%
# Visa, Inc., Class A	431,067	101,343,852	3.2%
Other Securities		68,429,523	2.1%

TOTAL FINANCIALS		314,674,786	9.9%

HEALTH CARE — (14.0%)
AbbVie, Inc.	589,014	83,156,997	2.6%
Amgen, Inc.	163,816	41,887,751	1.3%
Bristol-Myers Squibb Co.	652,123	33,603,898	1.1%
# Cencora, Inc.	138,510	25,645,126	0.8%
Eli Lilly & Co.	253,725	140,545,889	4.4%
Gilead Sciences, Inc.	502,050	39,431,007	1.3%
Johnson & Johnson	186,061	27,600,264	0.9%
Other Securities		63,662,695	1.9%

TOTAL HEALTH CARE		455,533,627	14.3%

INDUSTRIALS — (17.2%)
Automatic Data Processing, Inc.	185,672	40,517,344	1.3%
Caterpillar, Inc.	228,348	51,618,065	1.6%
Deere & Co.	125,425	45,825,278	1.4%
Lockheed Martin Corp.	96,007	43,648,622	1.4%

32

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
INDUSTRIALS — (Continued)
Union Pacific Corp.	279,965	$58,123,534	1.8%
United Parcel Service, Inc., Class B	316,076	44,645,735	1.4%
# United Rentals, Inc.	77,371	31,433,516	1.0%
WW Grainger, Inc.	44,882	32,756,230	1.0%
Other Securities		211,384,433	6.7%

TOTAL INDUSTRIALS		559,952,757	17.6%

INFORMATION TECHNOLOGY — (27.2%)
Accenture PLC, Class A	117,309	34,851,331	1.1%
* Adobe, Inc.	45,163	24,029,426	0.8%
Apple, Inc.	919,154	156,963,929	4.9%
Applied Materials, Inc.	345,000	45,660,750	1.4%
Broadcom, Inc.	152,605	128,397,269	4.0%
CDW Corp.	146,346	29,327,738	0.9%
# International Business Machines Corp.	400,176	57,881,457	1.8%
Lam Research Corp.	36,567	21,509,441	0.7%
Microsoft Corp.	511,012	172,778,267	5.4%
Oracle Corp.	392,941	40,630,099	1.3%
QUALCOMM, Inc.	485,647	52,930,666	1.7%
Texas Instruments, Inc.	370,593	52,627,912	1.7%
Other Securities		64,039,411	2.0%

TOTAL INFORMATION TECHNOLOGY		881,627,696	27.7%

MATERIALS — (2.8%)
LyondellBasell Industries NV, Class A	229,502	20,710,260	0.7%
Nucor Corp.	204,439	30,214,040	1.0%
Sherwin-Williams Co. (The)	84,998	20,247,373	0.7%
Other Securities		20,359,114	0.5%

TOTAL MATERIALS		91,530,787	2.9%

UTILITIES — (0.1%)
Other Securities		2,105,467	0.1%

TOTAL COMMON STOCKS		3,177,064,812	99.8%

TOTAL INVESTMENT SECURITIES — (97.8%) (Cost $3,124,496,987)		3,177,064,812

SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	6,105,863	70,626,552	2.2%

TOTAL INVESTMENTS — (100.0%) (Cost $3,195,123,539)		$3,247,691,364	102.0%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$53,002,502	$—	$—	$53,002,502
Consumer Discretionary	325,493,612	—	—	325,493,612
Consumer Staples	296,502,317	—	—	296,502,317
Energy	196,641,261	—	—	196,641,261
Financials	314,674,786	—	—	314,674,786
Health Care	455,533,627	—	—	455,533,627
Industrials	559,952,757	—	—	559,952,757
Information Technology	881,627,696	—	—	881,627,696
Materials	91,530,787	—	—	91,530,787
Utilities	2,105,467	—	—	2,105,467

33

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$—	$70,626,552	$—	$70,626,552

Total Investments	$3,177,064,812	$70,626,552	$—	$3,247,691,364

See accompanying Notes to Financial Statements.

34

DIMENSIONAL US LARGE CAP VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (8.1%)
AT&T, Inc.	699,271	$10,768,773	1.1%
Comcast Corp., Class A	471,433	19,465,469	2.0%
* Meta Platforms, Inc., Class A	38,383	11,563,646	1.2%
* T-Mobile US, Inc.	50,208	7,222,923	0.8%
Verizon Communications, Inc.	418,640	14,706,823	1.5%
Other Securities		14,250,677	1.5%

TOTAL COMMUNICATION SERVICES		77,978,311	8.1%

CONSUMER DISCRETIONARY — (5.4%)
DR Horton, Inc.	79,454	8,294,998	0.9%
Garmin, Ltd.	60,619	6,215,266	0.7%
General Motors Co.	235,087	6,629,453	0.7%
Lennar Corp., Class A	75,856	8,092,318	0.8%
Other Securities		23,203,286	2.3%

TOTAL CONSUMER DISCRETIONARY		52,435,321	5.4%

CONSUMER STAPLES — (4.3%)
Mondelez International, Inc., Class A	94,164	6,234,598	0.7%
Other Securities		35,133,194	3.6%

TOTAL CONSUMER STAPLES		41,367,792	4.3%

ENERGY — (14.2%)
Chevron Corp.	172,711	25,169,174	2.6%
ConocoPhillips	162,476	19,302,149	2.0%
Diamondback Energy, Inc.	45,966	7,369,269	0.8%
Exxon Mobil Corp.	390,797	41,365,862	4.3%
Other Securities		44,535,489	4.6%

TOTAL ENERGY		137,741,943	14.3%

FINANCIALS — (21.8%)
Bank of America Corp.	386,956	10,192,421	1.1%
Bank of New York Mellon Corp. (The)	164,143	6,976,078	0.7%
* Berkshire Hathaway, Inc., Class B	58,407	19,936,061	2.1%
Capital One Financial Corp.	90,865	9,203,716	1.0%
Citigroup, Inc.	176,477	6,969,077	0.7%
Goldman Sachs Group, Inc. (The)	34,636	10,515,836	1.1%
Hartford Financial Services Group, Inc. (The)	90,513	6,648,180	0.7%
JPMorgan Chase & Co.	252,834	35,159,096	3.7%
Morgan Stanley	126,134	8,932,810	0.9%
Wells Fargo & Co.	281,589	11,198,795	1.2%
Other Securities		85,148,615	8.7%

TOTAL FINANCIALS		210,880,685	21.9%

HEALTH CARE — (13.4%)
* Biogen, Inc.	26,999	6,413,342	0.7%
Cigna Group (The)	28,733	8,884,244	0.9%
CVS Health Corp.	107,624	7,427,132	0.8%
Danaher Corp.	39,444	7,574,037	0.8%
Elevance Health, Inc.	24,780	11,153,230	1.2%
Gilead Sciences, Inc.	88,219	6,928,720	0.7%
Medtronic PLC	104,174	7,350,517	0.8%
Pfizer, Inc.	432,056	13,203,631	1.4%
Thermo Fisher Scientific, Inc.	16,972	7,548,636	0.8%

35

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$53,173,241	5.4%

TOTAL HEALTH CARE		129,656,730	13.5%

INDUSTRIALS — (13.9%)
Cummins, Inc.	28,705	6,208,891	0.6%
Eaton Corp. PLC	53,039	11,027,338	1.2%
FedEx Corp.	27,214	6,534,081	0.7%
Owens Corning	66,499	7,538,992	0.8%
PACCAR, Inc.	147,227	12,150,644	1.3%
Republic Services, Inc.	67,252	9,986,249	1.0%
RTX Corp.	77,405	6,299,993	0.7%
Textron, Inc.	102,516	7,791,216	0.8%
Other Securities		67,274,026	6.9%

TOTAL INDUSTRIALS		134,811,430	14.0%

INFORMATION TECHNOLOGY — (8.9%)
Corning, Inc.	262,664	7,028,889	0.7%
Intel Corp.	257,662	9,404,663	1.0%
* Salesforce, Inc.	37,008	7,432,317	0.8%
TE Connectivity, Ltd.	50,457	5,946,357	0.6%
Other Securities		56,750,612	5.9%

TOTAL INFORMATION TECHNOLOGY		86,562,838	9.0%

MATERIALS — (8.6%)
Dow, Inc.	184,134	8,901,038	0.9%
Linde PLC	16,582	6,336,977	0.7%
Martin Marietta Materials, Inc.	20,726	8,475,690	0.9%
Nucor Corp.	75,684	11,185,338	1.2%
Steel Dynamics, Inc.	73,515	7,830,083	0.8%
Other Securities		40,511,879	4.1%

TOTAL MATERIALS		83,241,005	8.6%

REAL ESTATE — (0.6%)
Other Securities		5,365,849	0.6%

UTILITIES — (0.2%)
Other Securities		1,642,342	0.2%

TOTAL COMMON STOCKS		961,684,246	99.9%

TOTAL INVESTMENT SECURITIES — (99.4%) (Cost $1,007,708,008)		961,684,246

SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	499,448	5,777,112	0.6%

TOTAL INVESTMENTS — (100.0%) (Cost $1,013,485,120)		$967,461,358	100.5%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$77,978,311	$—	$—	$77,978,311
Consumer Discretionary	52,435,321	—	—	52,435,321
Consumer Staples	41,367,792	—	—	41,367,792
Energy	137,741,943	—	—	137,741,943
Financials	210,880,685	—	—	210,880,685

36

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Health Care	$129,656,730	$—	$—	$129,656,730
Industrials	134,811,430	—	—	134,811,430
Information Technology	86,562,838	—	—	86,562,838
Materials	83,241,005	—	—	83,241,005
Real Estate	5,365,849	—	—	5,365,849
Utilities	1,642,342	—	—	1,642,342
Securities Lending Collateral	—	5,777,112	—	5,777,112

Total Investments	$961,684,246	$5,777,112	$—	$967,461,358

See accompanying Notes to Financial Statements.

37

DIMENSIONAL US REAL ESTATE ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (94.7%)
REAL ESTATE — (94.7%)
Agree Realty Corp.	61,423	$3,436,003	0.5%
# Alexandria Real Estate Equities, Inc.	87,074	8,109,202	1.2%
American Homes 4 Rent, Class A	208,658	6,831,463	1.0%
American Tower Corp.	300,995	53,634,299	8.0%
Americold Realty Trust, Inc.	176,659	4,631,999	0.7%
Apartment Income REIT Corp.	100,909	2,947,552	0.4%
AvalonBay Communities, Inc.	91,574	15,177,475	2.3%
Boston Properties, Inc.	98,164	5,258,645	0.8%
Brixmor Property Group, Inc.	196,680	4,088,977	0.6%
Camden Property Trust	68,379	5,804,010	0.9%
Crown Castle, Inc.	251,440	23,378,891	3.5%
CubeSmart	145,853	4,972,129	0.7%
# Digital Realty Trust, Inc.	197,741	24,591,071	3.7%
EastGroup Properties, Inc.	29,905	4,881,991	0.7%
Equinix, Inc.	60,455	44,110,386	6.6%
# Equity LifeStyle Properties, Inc.	117,939	7,760,386	1.2%
Equity Residential	233,124	12,898,751	1.9%
Essex Property Trust, Inc.	41,202	8,813,932	1.3%
Extra Space Storage, Inc.	136,774	14,168,419	2.1%
Federal Realty Investment Trust	48,400	4,413,596	0.7%
First Industrial Realty Trust, Inc.	86,854	3,673,924	0.6%
# Gaming and Leisure Properties, Inc.	170,623	7,744,578	1.2%
Healthcare Realty Trust, Inc.	238,127	3,417,122	0.5%
Healthpeak Properties, Inc.	360,332	5,603,163	0.8%
Host Hotels & Resorts, Inc.	461,913	7,150,413	1.1%
Invitation Homes, Inc.	400,530	11,891,736	1.8%
Iron Mountain, Inc.	188,850	11,155,369	1.7%
Kimco Realty Corp.	412,971	7,408,700	1.1%
# Kite Realty Group Trust	148,247	3,160,626	0.5%
Lamar Advertising Co., Class A	57,678	4,745,169	0.7%
Mid-America Apartment Communities, Inc.	77,568	9,164,659	1.4%
NNN REIT, Inc.	116,682	4,239,057	0.6%
# Omega Healthcare Investors, Inc.	158,918	5,260,186	0.8%
Prologis, Inc.	596,249	60,072,087	9.0%
Public Storage	102,071	24,365,368	3.6%
Realty Income Corp.	461,224	21,852,793	3.3%
Regency Centers Corp.	102,532	6,178,578	0.9%
Rexford Industrial Realty, Inc.	139,646	6,038,293	0.9%
Ryman Hospitality Properties, Inc.	36,801	3,150,166	0.5%
SBA Communications Corp.	69,890	14,581,151	2.2%
Simon Property Group, Inc.	212,026	23,299,537	3.5%
Spirit Realty Capital, Inc.	95,563	3,439,312	0.5%
# STAG Industrial, Inc.	113,732	3,778,177	0.6%
Sun Communities, Inc.	81,101	9,021,675	1.4%
Terreno Realty Corp.	56,455	3,007,922	0.5%
UDR, Inc.	215,355	6,850,443	1.0%
Ventas, Inc.	260,265	11,050,852	1.7%
VICI Properties, Inc.	660,978	18,441,286	2.8%
# Welltower, Inc.	338,101	28,268,625	4.2%
WP Carey, Inc.	138,489	7,429,935	1.1%

38

DIMENSIONAL US REAL ESTATE ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$72,470,432	10.5%

TOTAL REAL ESTATE		667,820,511	99.8%

TOTAL COMMON STOCKS		667,820,511	99.8%

TOTAL INVESTMENT SECURITIES — (94.7%) (Cost $776,582,050)		667,820,511

SECURITIESLENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	3,213,907	37,175,280	5.6%

TOTAL INVESTMENTS — (100.0%) (Cost $813,757,330)		$704,995,791	105.4%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$667,820,511	$—	$—	$667,820,511
Securities Lending Collateral	—	37,175,280	—	37,175,280

Total Investments	$667,820,511	$37,175,280	$—	$704,995,791

See accompanying Notes to Financial Statements.

39

DIMENSIONAL US SMALL CAP VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (93.2%)
COMMUNICATION SERVICES — (2.9%)
Other Securities		$56,696,004	3.1%

CONSUMER DISCRETIONARY — (14.0%)
# Gap, Inc. (The)	602,211	7,708,301	0.4%
#* Goodyear Tire & Rubber Co. (The)	608,410	7,240,079	0.4%
Group 1 Automotive, Inc.	35,575	8,976,640	0.5%
* Mohawk Industries, Inc.	119,695	9,621,084	0.5%
PVH Corp.	132,441	9,846,988	0.5%
* Taylor Morrison Home Corp.	256,466	9,827,777	0.5%
# Thor Industries, Inc.	112,682	9,908,128	0.5%
* Urban Outfitters, Inc.	216,478	7,494,468	0.4%
Other Securities		203,671,793	11.3%

TOTAL CONSUMER DISCRETIONARY		274,295,258	15.0%

CONSUMER STAPLES — (4.0%)
Ingredion, Inc.	100,217	9,378,307	0.5%
#* Post Holdings, Inc.	106,153	8,521,963	0.5%
Other Securities		60,898,450	3.3%

TOTAL CONSUMER STAPLES		78,798,720	4.3%

ENERGY — (11.3%)
#* CNX Resources Corp.	379,731	8,247,757	0.4%
DT Midstream, Inc.	171,680	9,265,570	0.5%
Helmerich & Payne, Inc.	200,627	7,938,810	0.4%
Murphy Oil Corp.	283,273	12,710,460	0.7%
PBF Energy, Inc., Class A	252,670	12,009,405	0.7%
SM Energy Co.	191,195	7,708,982	0.4%
* Southwestern Energy Co.	1,190,565	8,488,728	0.5%
#* Transocean, Ltd.	1,499,370	9,925,829	0.5%
Other Securities		144,233,435	8.0%

TOTAL ENERGY		220,528,976	12.1%

FINANCIALS — (23.6%)
Assured Guaranty, Ltd.	129,874	8,104,138	0.5%
Bank OZK	269,166	9,638,834	0.5%
# Cadence Bank	341,887	7,241,167	0.4%
Essent Group, Ltd.	155,776	7,358,858	0.4%
FNB Corp.	867,047	9,268,732	0.5%
Janus Henderson Group PLC	306,706	7,075,707	0.4%
MGIC Investment Corp.	609,717	10,267,634	0.6%
Old National Bancorp	587,501	8,048,764	0.4%
Pinnacle Financial Partners, Inc.	121,997	7,607,733	0.4%
Popular, Inc.	146,970	9,558,929	0.5%
Prosperity Bancshares, Inc.	135,707	7,401,460	0.4%
SouthState Corp.	111,264	7,354,550	0.4%
United Bankshares, Inc.	263,495	7,493,798	0.4%
# Valley National BanCorp	1,055,852	8,214,529	0.5%
Wintrust Financial Corp.	114,730	8,569,184	0.5%
Other Securities		337,791,587	18.5%

TOTAL FINANCIALS		460,995,604	25.3%

HEALTH CARE — (4.7%)
* Elanco Animal Health, Inc.	802,359	7,068,783	0.4%
Perrigo Co. PLC	294,142	8,130,085	0.5%

40

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$76,063,807	4.1%

TOTAL HEALTH CARE		91,262,675	5.0%

INDUSTRIALS — (17.8%)
Air Lease Corp.	285,076	9,872,182	0.5%
Arcosa, Inc.	102,824	7,102,054	0.4%
Boise Cascade Co.	89,936	8,431,500	0.5%
# GATX Corp.	73,067	7,641,347	0.4%
* Kirby Corp.	120,872	9,029,138	0.5%
Oshkosh Corp.	88,506	7,764,631	0.4%
Other Securities		297,865,380	16.4%

TOTAL INDUSTRIALS		347,706,232	19.1%

INFORMATION TECHNOLOGY — (5.6%)
Amkor Technology, Inc.	500,672	10,444,018	0.6%
Avnet, Inc.	204,557	9,477,126	0.5%
Other Securities		90,312,134	4.9%

TOTAL INFORMATION TECHNOLOGY		110,233,278	6.0%

MATERIALS — (7.8%)
Ashland, Inc.	98,757	7,567,749	0.4%
Commercial Metals Co.	257,358	10,883,670	0.6%
Element Solutions, Inc.	493,882	9,003,469	0.5%
Huntsman Corp.	368,164	8,589,266	0.5%
* Summit Materials, Inc., Class A	222,848	7,331,699	0.4%
# United States Steel Corp.	361,318	12,245,067	0.7%
Other Securities		96,806,830	5.3%

TOTAL MATERIALS		152,427,750	8.4%

REAL ESTATE — (1.4%)
* Howard Hughes Holdings, Inc.	108,636	7,205,826	0.4%
Other Securities		19,796,572	1.1%

TOTAL REAL ESTATE		27,002,398	1.5%

UTILITIES — (0.1%)
Other Securities		2,281,437	0.1%

TOTAL COMMON STOCKS		1,822,228,332	99.9%

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Securities		37,183	0.0%

HEALTH CARE — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		37,183	0.0%

TOTAL INVESTMENT SECURITIES — (93.2%) (Cost $1,941,679,183)		1,822,265,515

SECURITIES LENDING COLLATERAL — (6.8%)
@§ The DFA Short Term Investment Fund	11,482,834	132,821,992	7.3%

TOTAL INVESTMENTS — (100.0%) (Cost $2,074,501,175)		$1,955,087,507	107.2%

41

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$56,696,004	$—	$—	$56,696,004
Consumer Discretionary	274,295,258	—	—	274,295,258
Consumer Staples	78,798,720	—	—	78,798,720
Energy	220,528,976	—	—	220,528,976
Financials	460,995,604	—	—	460,995,604
Health Care	91,262,675	—	—	91,262,675
Industrials	347,706,232	—	—	347,706,232
Information Technology	110,233,278	—	—	110,233,278
Materials	152,427,750	—	—	152,427,750
Real Estate	27,002,398	—	—	27,002,398
Utilities	2,281,437	—	—	2,281,437
Rights/Warrants
Energy	—	37,183	—	37,183
Health Care	—	—	—	—
Securities Lending Collateral	—	132,821,992	—	132,821,992

Total Investments	$1,822,228,332	$132,859,175	$—	$1,955,087,507

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

42

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (97.2%)
AUSTRALIA — (6.5%)
# BHP Group, Ltd., Sponsored ADR	374,282	$21,356,531	0.6%
BHP Group, Ltd.	466,011	13,220,892	0.3%
Commonwealth Bank of Australia	313,419	19,161,541	0.5%
National Australia Bank, Ltd.	662,095	11,758,747	0.3%
Other Securities		197,270,761	4.9%

TOTAL AUSTRALIA		262,768,472	6.6%

AUSTRIA — (0.2%)
Other Securities		9,988,743	0.2%

BELGIUM — (0.9%)
Other Securities		34,497,997	0.9%

CANADA — (10.4%)
# Canadian Natural Resources, Ltd.	209,561	13,313,410	0.3%
Royal Bank of Canada	204,211	16,292,750	0.4%
Toronto-Dominion Bank (The)	255,080	14,243,667	0.4%
Other Securities		378,533,250	9.5%

TOTAL CANADA		422,383,077	10.6%

CHINA — (0.0%)
Other Securities		17,239	0.0%

DENMARK — (2.7%)
Novo Nordisk A/S, Class B	590,495	56,613,128	1.4%
Other Securities		53,857,119	1.4%

TOTAL DENMARK		110,470,247	2.8%

FINLAND — (1.0%)
Other Securities		42,107,420	1.1%

FRANCE — (9.5%)
Air Liquide SA	83,832	14,326,591	0.4%
Airbus SE	124,097	16,564,281	0.4%
BNP Paribas SA	197,012	11,305,487	0.3%
Hermes International SCA	6,015	11,187,326	0.3%
L’Oreal SA	39,452	16,519,824	0.4%
LVMH Moet Hennessy Louis Vuitton SE	63,236	45,084,066	1.1%
Sanofi SA	195,283	17,689,762	0.5%
Schneider Electric SE	86,305	13,225,764	0.3%
TotalEnergies SE	670,261	44,775,223	1.1%
Vinci SA	110,763	12,232,201	0.3%
Other Securities		179,583,617	4.5%

TOTAL FRANCE		382,494,142	9.6%

GERMANY — (6.5%)
Allianz SE, Registered	69,957	16,334,416	0.4%
Deutsche Telekom AG	855,173	18,507,792	0.5%
Mercedes-Benz Group AG	230,293	13,492,808	0.4%
SAP SE	154,574	20,707,462	0.5%
Siemens AG, Registered	144,412	19,074,406	0.5%
Other Securities		174,425,870	4.3%

TOTAL GERMANY		262,542,754	6.6%

HONG KONG — (1.8%)
AIA Group, Ltd.	2,206,600	19,134,245	0.5%
Other Securities		55,136,193	1.4%

TOTAL HONG KONG		74,270,438	1.9%

43

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
IRELAND — (0.4%)
Other Securities		$15,610,596	0.4%

ISRAEL — (0.5%)
Other Securities		19,494,294	0.5%

ITALY — (2.6%)
Enel SpA	1,936,015	12,253,700	0.3%
Other Securities		91,076,662	2.3%

TOTAL ITALY		103,330,362	2.6%

JAPAN — (22.6%)
Hitachi, Ltd.	195,900	12,258,868	0.3%
KDDI Corp.	375,600	11,128,246	0.3%
Keyence Corp.	34,200	13,131,698	0.3%
Mitsubishi UFJ Financial Group, Inc.	2,350,000	19,505,101	0.5%
Shin-Etsu Chemical Co., Ltd.	457,800	13,506,226	0.4%
Sony Group Corp.	315,200	25,859,949	0.7%
Tokyo Electron, Ltd.	99,392	12,965,030	0.3%
Toyota Motor Corp.	2,129,900	36,425,376	0.9%
Other Securities		768,979,165	19.2%

TOTAL JAPAN		913,759,659	22.9%

NETHERLANDS — (3.4%)
ASML Holding NV	19,429	11,609,303	0.3%
ASML Holding NV, Sponsored NYS	63,285	37,895,691	1.0%
Other Securities		87,977,887	2.1%

TOTAL NETHERLANDS		137,482,881	3.4%

NEW ZEALAND — (0.2%)
Other Securities		7,855,761	0.2%

NORWAY — (0.7%)
Other Securities		29,700,480	0.7%

PORTUGAL — (0.2%)
Other Securities		8,164,207	0.2%

SINGAPORE — (0.9%)
Other Securities		37,095,891	0.9%

SPAIN — (2.3%)
Other Securities		91,877,542	2.3%

SWEDEN — (2.5%)
Other Securities		99,189,501	2.5%

SWITZERLAND — (8.4%)
Nestle SA, Registered	548,559	59,108,506	1.5%
Novartis AG, Sponsored ADR	343,683	32,161,855	0.8%
Roche Holding AG	154,649	39,739,211	1.0%
Zurich Insurance Group AG	30,476	14,420,049	0.4%
Other Securities		194,133,990	4.8%

TOTAL SWITZERLAND		339,563,611	8.5%

UNITED KINGDOM — (12.9%)
AstraZeneca PLC	292,055	36,325,249	0.9%
BP PLC	4,808,072	29,323,346	0.7%
British American Tobacco PLC	393,307	11,711,872	0.3%
Diageo PLC	488,476	18,416,393	0.5%
Glencore PLC	2,812,746	14,852,159	0.4%
GSK PLC	1,009,300	17,849,215	0.5%
HSBC Holdings PLC	3,947,924	28,374,656	0.7%
RELX PLC	402,014	13,990,731	0.4%
Rio Tinto PLC	267,377	17,049,704	0.4%
Shell PLC	1,725,680	55,418,179	1.4%

44

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
UNITED KINGDOM — (Continued)
Unilever PLC	464,648	$21,927,146	0.6%
Other Securities		257,158,158	6.3%

TOTAL UNITED KINGDOM		522,396,808	13.1%

UNITED STATES — (0.1%)
Other Securities		3,584,818	0.1%

TOTAL COMMON STOCKS		3,930,646,940	98.6%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		17,019,649	0.5%

TOTAL PREFERRED STOCKS		17,019,649	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

AUSTRIA — (0.0%)
Other Securities		—	0.0%

CANADA — (0.0%)
Other Securities		—	0.0%

FINLAND — (0.0%)
Other Securities		329	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		51,769	0.0%

TOTAL RIGHTS/WARRANTS		52,098	0.0%

TOTAL INVESTMENT SECURITIES — (97.6%) (Cost $4,028,856,866)		3,947,718,687

SECURITIES LENDING COLLATERAL — (2.4%)
@ The DFA Short Term Investment Fund	8,362,576	96,729,952	2.4%

TOTAL INVESTMENTS — (100.0%) (Cost $4,125,586,818)		$4,044,448,639	101.5%

As of October 31, 2023, Dimensional International Core Equity Market ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	37	12/15/23	$7,872,945	$7,792,662	$(80,283)

Total Futures Contracts			$7,872,945	$7,792,662	$(80,283)

45

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$258,991,837	$3,776,635	$—	$262,768,472
Austria	9,988,743	—	—	9,988,743
Belgium	34,497,997	—	—	34,497,997
Canada	422,383,077	—	—	422,383,077
China	17,239	—	—	17,239
Denmark	110,470,247	—	—	110,470,247
Finland	42,107,420	—	—	42,107,420
France	382,494,142	—	—	382,494,142
Germany	262,542,754	—	—	262,542,754
Hong Kong	74,266,779	3,659	—	74,270,438
Ireland	15,610,596	—	—	15,610,596
Israel	19,494,294	—	—	19,494,294
Italy	103,330,362	—	—	103,330,362
Japan	913,759,659	—	—	913,759,659
Netherlands	137,482,881	—	—	137,482,881
New Zealand	7,855,761	—	—	7,855,761
Norway	29,700,480	—	—	29,700,480
Portugal	8,164,207	—	—	8,164,207
Singapore	37,095,891	—	—	37,095,891
Spain	91,877,542	—	—	91,877,542
Sweden	99,189,082	419	—	99,189,501
Switzerland	339,563,611	—	—	339,563,611
United Kingdom	522,396,808	—	—	522,396,808
United States	3,584,818	—	—	3,584,818
Preferred Stocks
Germany	17,019,649	—	—	17,019,649
Rights/Warrants
Australia	—	—	—	—
Austria	—	—	—	—
Canada	—	—	—	—
Finland	329	—	—	329
Italy	—	—	—	—
Spain	15,158	36,611	—	51,769
Futures Contract	(80,283)	—	—	(80,283)
Securities Lending Collateral	—	96,729,952	—	96,729,952

Total Investments	$3,943,821,080	$100,547,276	$—	$4,044,368,356

See accompanying Notes to Financial Statements.

46

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (95.2%)
AUSTRALIA — (6.2%)
BHP Group, Ltd., Sponsored ADR	430,471	$24,562,675	0.6%
Commonwealth Bank of Australia	158,476	9,688,770	0.3%
Woodside Energy Group, Ltd.	500,448	10,855,609	0.3%
Other Securities		218,024,865	5.3%

TOTAL AUSTRALIA		263,131,919	6.5%

AUSTRIA — (0.5%)
Other Securities		19,659,120	0.5%

BELGIUM — (1.1%)
Other Securities		48,194,149	1.2%

CANADA — (10.2%)
# Canadian Natural Resources, Ltd.	187,807	11,931,379	0.3%
Royal Bank of Canada	203,519	16,237,540	0.4%
Suncor Energy, Inc.	445,255	14,426,262	0.4%
# Toronto-Dominion Bank (The)	165,616	9,247,997	0.2%
Other Securities		382,818,587	9.4%

TOTAL CANADA		434,661,765	10.7%

CHINA — (0.0%)
Other Securities		17,862	0.0%

DENMARK — (2.7%)
# Novo Nordisk A/S, Sponsored ADR	194,814	18,813,188	0.5%
Novo Nordisk A/S, Class B	224,681	21,541,070	0.6%
Other Securities		73,940,502	1.7%

TOTAL DENMARK		114,294,760	2.8%

FINLAND — (1.4%)
Other Securities		60,438,301	1.5%

FRANCE — (7.8%)
Airbus SE	74,617	9,959,765	0.2%
Capgemini SE	59,864	10,535,538	0.3%
LVMH Moet Hennessy Louis Vuitton SE	35,660	25,423,774	0.6%
Orange SA	1,087,548	12,771,421	0.3%
TotalEnergies SE	723,503	48,331,931	1.2%
Vinci SA	99,311	10,967,490	0.3%
Other Securities		213,356,366	5.2%

TOTAL FRANCE		331,346,285	8.1%

GERMANY — (6.3%)
Allianz SE, Registered	46,752	10,916,229	0.3%
Bayer AG, Registered	245,534	10,552,509	0.3%
Deutsche Telekom AG	917,968	19,866,812	0.5%
Mercedes-Benz Group AG	256,923	15,053,053	0.4%
Siemens AG, Registered	88,211	11,651,196	0.3%
Other Securities		200,080,438	4.8%

TOTAL GERMANY		268,120,237	6.6%

HONG KONG — (1.9%)
AIA Group, Ltd.	1,819,800	15,780,159	0.4%
Other Securities		64,241,520	1.6%

TOTAL HONG KONG		80,021,679	2.0%

IRELAND — (0.5%)
Other Securities		20,673,748	0.5%

47

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
ISRAEL — (0.6%)
Other Securities		$25,899,507	0.6%

ITALY — (2.7%)
Eni SpA	690,235	11,255,981	0.3%
# Stellantis NV	661,463	12,356,129	0.3%
UniCredit SpA	467,005	11,661,921	0.3%
Other Securities		79,594,511	1.9%

TOTAL ITALY		114,868,542	2.8%

JAPAN — (22.5%)
Hitachi, Ltd.	221,500	13,860,844	0.4%
# ITOCHU Corp.	300,700	10,668,303	0.3%
Mitsubishi UFJ Financial Group, Inc.	1,605,300	13,324,059	0.3%
Sony Group Corp.	217,500	17,844,349	0.5%
Toyota Motor Corp.	1,100,500	18,820,661	0.5%
Other Securities		879,028,261	21.4%

TOTAL JAPAN		953,546,477	23.4%

NETHERLANDS — (3.1%)
ASML Holding NV, Sponsored NYS	51,030	30,557,275	0.8%
Koninklijke Ahold Delhaize NV	307,879	9,112,023	0.2%
Wolters Kluwer NV	87,205	11,162,520	0.3%
Other Securities		81,706,896	1.9%

TOTAL NETHERLANDS		132,538,714	3.2%

NEW ZEALAND — (0.2%)
Other Securities		9,814,461	0.2%

NORWAY — (0.8%)
Other Securities		33,497,104	0.8%

PORTUGAL — (0.3%)
Other Securities		11,286,909	0.3%

SINGAPORE — (1.0%)
Other Securities		41,578,003	1.0%

SPAIN — (2.4%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,656,702	12,971,977	0.3%
Repsol SA	689,156	10,070,694	0.2%
Other Securities		79,789,471	2.0%

TOTAL SPAIN		102,832,142	2.5%

SWEDEN — (2.6%)
Volvo AB, Class B	530,090	10,480,672	0.3%
Other Securities		98,199,361	2.4%

TOTAL SWEDEN		108,680,033	2.7%

SWITZERLAND — (7.5%)
ABB, Ltd., Registered	317,207	10,610,165	0.3%
Nestle SA, Registered	358,430	38,621,664	1.0%
# Novartis AG, Sponsored ADR	252,654	23,643,361	0.6%
Roche Holding AG	80,389	20,657,071	0.5%
Zurich Insurance Group AG	21,831	10,329,574	0.3%
Other Securities		214,008,474	5.1%

TOTAL SWITZERLAND		317,870,309	7.8%

UNITED KINGDOM — (12.9%)
AstraZeneca PLC, Sponsored ADR	279,713	17,686,253	0.4%
BP PLC, Sponsored ADR	937,940	34,309,845	0.9%
CRH PLC	209,465	11,221,040	0.3%
# Diageo PLC, Sponsored ADR	70,428	10,810,698	0.3%
Glencore PLC	3,170,312	16,740,217	0.4%
GSK PLC	744,325	13,163,203	0.3%

48

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
UNITED KINGDOM — (Continued)
HSBC Holdings PLC, Sponsored ADR	483,776	$17,575,582	0.4%
Rio Tinto PLC	341,593	21,782,201	0.5%
Shell PLC, ADR	881,514	57,421,822	1.4%
Unilever PLC, Sponsored ADR	263,406	12,472,274	0.3%
Other Securities		333,864,088	8.2%

TOTAL UNITED KINGDOM		547,047,223	13.4%

TOTAL COMMON STOCKS		4,040,019,249	99.1%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		16,548,336	0.4%

TOTAL PREFERRED STOCKS		16,548,336	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

AUSTRIA — (0.0%)
Other Securities		—	0.0%

CANADA — (0.0%)
Other Securities		—	0.0%

FINLAND — (0.0%)
Other Securities		6,690	0.0%

NORWAY — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		45,640	0.0%

UNITED STATES — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		52,330	0.0%

TOTAL INVESTMENT SECURITIES — (95.6%) (Cost $4,051,404,474)		4,056,619,915

SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	16,023,712	185,346,359	4.5%

TOTAL INVESTMENTS — (100.0%) (Cost $4,236,750,833)		$4,241,966,274	104.0%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$258,025,702	$5,106,217	$—	$263,131,919
Austria	19,659,120	—	—	19,659,120
Belgium	48,194,149	—	—	48,194,149
Canada	434,661,765	—	—	434,661,765
China	17,862	—	—	17,862
Denmark	114,294,760	—	—	114,294,760
Finland	60,438,301	—	—	60,438,301
France	331,346,285	—	—	331,346,285
Germany	268,120,237	—	—	268,120,237

49

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	$80,021,679	$—	$—	$80,021,679
Ireland	20,673,748	—	—	20,673,748
Israel	25,899,507	—	—	25,899,507
Italy	114,868,542	—	—	114,868,542
Japan	953,546,477	—	—	953,546,477
Netherlands	132,538,714	—	—	132,538,714
New Zealand	9,814,461	—	—	9,814,461
Norway	33,497,104	—	—	33,497,104
Portugal	11,286,909	—	—	11,286,909
Singapore	41,578,003	—	—	41,578,003
Spain	102,832,142	—	—	102,832,142
Sweden	108,680,033	—	—	108,680,033
Switzerland	317,870,309	—	—	317,870,309
United Kingdom	547,047,223	—	—	547,047,223
Preferred Stocks
Germany	16,548,336	—	—	16,548,336
Rights/Warrants
Australia	—	—	—	—
Austria	—	—	—	—
Canada	—	—	—	—
Finland	6,690	—	—	6,690
Norway	—	—	—	—
Spain	18,754	26,886	—	45,640
United States	—	—	—	—
Securities Lending Collateral	—	185,346,359	—	185,346,359

Total Investments	$4,051,486,812	$190,479,462	$—	$4,241,966,274

See accompanying Notes to Financial Statements.

50

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (98.5%)
AUSTRALIA — (7.0%)
Ramelius Resources, Ltd.	5,721,162	$5,995,013	0.5%
* Sandfire Resources, Ltd.	1,480,920	5,597,754	0.4%
Other Securities		78,693,980	6.1%

TOTAL AUSTRALIA		90,286,747	7.0%

AUSTRIA — (1.2%)
voestalpine AG	243,035	6,052,306	0.5%
Other Securities		9,182,944	0.7%

TOTAL AUSTRIA		15,235,250	1.2%

BELGIUM — (1.7%)
Ackermans & van Haaren NV	33,741	5,003,713	0.4%
Other Securities		17,675,567	1.4%

TOTAL BELGIUM		22,679,280	1.8%

CANADA — (11.3%)
Alamos Gold, Inc.	496,298	6,144,169	0.5%
Crescent Point Energy Corp.	1,292,026	10,349,128	0.8%
* Eldorado Gold Corp.	522,458	5,647,771	0.5%
* MEG Energy Corp.	569,590	11,242,043	0.9%
# Peyto Exploration & Development Corp.	491,672	5,170,835	0.4%
Russel Metals, Inc.	200,899	4,999,864	0.4%
SSR Mining, Inc.	378,215	5,249,624	0.4%
Whitecap Resources, Inc.	761,228	5,872,683	0.5%
Other Securities		90,924,787	7.0%

TOTAL CANADA		145,600,904	11.4%

CHINA — (0.0%)
Other Securities		37,334	0.0%

DENMARK — (2.6%)
* Jyske Bank A/S, Registered	99,440	6,987,634	0.5%
Sydbank AS	142,687	6,183,268	0.5%
Other Securities		20,072,778	1.6%

TOTAL DENMARK		33,243,680	2.6%

FINLAND — (1.9%)
Other Securities		24,855,281	1.9%

FRANCE — (4.3%)
Arkema SA	53,187	4,968,625	0.4%
Elis SA	393,156	6,428,830	0.5%
Rexel SA	395,042	8,031,787	0.6%
SCOR SE	214,876	6,393,564	0.5%
Other Securities		29,973,857	2.4%

TOTAL FRANCE		55,796,663	4.4%

GERMANY — (5.3%)
KION Group AG	222,983	6,797,414	0.5%
thyssenkrupp AG	1,153,874	7,998,463	0.6%
Other Securities		53,078,064	4.2%

TOTAL GERMANY		67,873,941	5.3%

HONG KONG — (1.8%)
Other Securities		22,950,175	1.8%

IRELAND — (0.3%)
Other Securities		3,417,301	0.3%

51

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
ISRAEL — (0.7%)
Other Securities		$9,330,666	0.7%

ITALY — (5.0%)
Banco BPM SpA	2,697,041	13,749,330	1.1%
Buzzi SpA	189,911	5,018,418	0.4%
* Iveco Group NV	672,326	5,652,521	0.5%
Leonardo SpA	673,369	10,131,817	0.8%
Other Securities		30,145,308	2.2%

TOTAL ITALY		64,697,394	5.0%

JAPAN — (27.0%)
Gunma Bank, Ltd. (The)	1,366,500	6,550,754	0.5%
JVCKenwood Corp.	1,302,700	5,539,561	0.4%
Kobe Steel, Ltd.	496,700	5,778,899	0.5%
Kyushu Financial Group, Inc.	932,400	5,812,532	0.5%
Mitsubishi Materials Corp.	334,200	5,311,627	0.4%
# Nippon Electric Glass Co., Ltd.	327,900	6,510,583	0.5%
Taiheiyo Cement Corp.	370,600	6,285,358	0.5%
Toyo Tire Corp.	346,300	5,067,191	0.4%
UBE Corp.	385,900	5,896,349	0.5%
Other Securities		295,446,555	23.0%

TOTAL JAPAN		348,199,409	27.2%

NETHERLANDS — (2.1%)
ASR Nederland NV	176,941	6,583,364	0.5%
Ω Signify NV	232,346	6,007,149	0.5%
Other Securities		14,586,007	1.1%

TOTAL NETHERLANDS		27,176,520	2.1%

NEW ZEALAND — (0.2%)
Other Securities		2,826,284	0.2%

NORWAY — (1.0%)
Other Securities		13,198,110	1.0%

PORTUGAL — (0.4%)
Other Securities		5,215,343	0.4%

SINGAPORE — (0.5%)
Other Securities		6,749,966	0.5%

SPAIN — (2.8%)
Banco de Sabadell SA	11,225,815	13,894,775	1.1%
Other Securities		22,469,959	1.7%

TOTAL SPAIN		36,364,734	2.8%

SWEDEN — (2.3%)
Other Securities		29,430,103	2.3%

SWITZERLAND — (6.8%)
Adecco Group AG	319,996	12,039,628	1.0%
Baloise Holding AG, Registered	93,074	13,316,010	1.1%
Helvetia Holding AG, Registered	68,522	9,170,902	0.7%
Landis+Gyr Group AG	77,523	5,724,461	0.4%
Mobimo Holding AG, Registered	22,820	6,293,962	0.5%
Swiss Prime Site AG, Registered	147,271	13,658,230	1.0%
Other Securities		27,959,660	2.2%

TOTAL SWITZERLAND		88,162,853	6.9%

UNITED KINGDOM — (12.3%)
Balfour Beatty PLC	1,381,254	5,182,426	0.4%
Bank of Georgia Group PLC	148,492	6,000,223	0.5%
Bellway PLC	250,181	6,338,769	0.5%
* Marks & Spencer Group PLC	3,693,211	9,715,910	0.8%

52

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
UNITED KINGDOM — (Continued)
QinetiQ Group PLC	1,318,703	$5,296,574	0.4%
TBC Bank Group PLC	160,986	5,245,084	0.4%
Virgin Money UK PLC	3,064,228	5,538,366	0.4%
Vistry Group PLC	650,797	5,583,220	0.4%
Other Securities		109,517,243	8.6%

TOTAL UNITED KINGDOM		158,417,815	12.4%

TOTAL COMMON STOCKS		1,271,745,753	99.2%

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Other Securities		924,626	0.1%

TOTAL PREFERRED STOCKS		924,626	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

NORWAY — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		—	0.0%

TOTAL INVESTMENT SECURITIES — (98.6%) (Cost $1,233,995,762)		1,272,670,379

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	1,591,256	18,406,068	1.4%

TOTAL INVESTMENTS — (100.0%) (Cost $1,252,401,830)		$1,291,076,447	100.7%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$87,531,508	$2,755,239	$—	$90,286,747
Austria	15,235,250	—	—	15,235,250
Belgium	22,679,280	—	—	22,679,280
Canada	145,600,904	—	—	145,600,904
China	37,334	—	—	37,334
Denmark	33,110,930	132,750	—	33,243,680
Finland	24,855,281	—	—	24,855,281
France	55,796,663	—	—	55,796,663
Germany	67,873,941	—	—	67,873,941
Hong Kong	22,950,175	—	—	22,950,175
Ireland	3,417,301	—	—	3,417,301
Israel	9,330,666	—	—	9,330,666
Italy	64,697,394	—	—	64,697,394
Japan	348,199,409	—	—	348,199,409
Netherlands	27,176,520	—	—	27,176,520
New Zealand	2,826,284	—	—	2,826,284
Norway	13,198,110	—	—	13,198,110
Portugal	5,215,343	—	—	5,215,343
Singapore	6,749,966	—	—	6,749,966
Spain	36,364,734	—	—	36,364,734

53

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	$29,422,520	$7,583	$—	$29,430,103
Switzerland	88,162,853	—	—	88,162,853
United Kingdom	158,417,815	—	—	158,417,815
Preferred Stocks
Germany	924,626	—	—	924,626
Rights/Warrants
Austria	—	—	—	—
Norway	—	—	—	—
Securities Lending Collateral	—	18,406,068	—	18,406,068

Total Investments	$1,269,774,807	$21,301,640	$—	$1,291,076,447

See accompanying Notes to Financial Statements.

54

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (97.5%)
AUSTRALIA — (6.8%)
Other Securities		$49,427,391	6.9%

AUSTRIA — (1.2%)
Ω BAWAG Group AG	31,219	1,383,962	0.2%
Other Securities		7,275,751	1.0%

TOTAL AUSTRIA		8,659,713	1.2%

BELGIUM — (1.6%)
Other Securities		11,628,295	1.6%

CANADA — (10.8%)
Alamos Gold, Inc.	174,433	2,159,481	0.3%
# Boyd Group Services, Inc.	8,912	1,517,784	0.2%
Crescent Point Energy Corp.	236,755	1,896,408	0.3%
Enerplus Corp.	93,377	1,579,005	0.2%
Finning International, Inc.	61,189	1,637,877	0.2%
* MEG Energy Corp.	107,899	2,129,611	0.3%
Parkland Corp.	54,914	1,660,177	0.2%
SNC-Lavalin Group, Inc.	66,744	1,851,957	0.3%
Other Securities		64,446,856	9.0%

TOTAL CANADA		78,879,156	11.0%

CHINA — (0.0%)
Other Securities		19,161	0.0%

DENMARK — (2.3%)
Other Securities		16,593,952	2.3%

FINLAND — (2.0%)
Orion OYJ, Class B	33,825	1,342,174	0.2%
Wartsila OYJ Abp	150,790	1,791,495	0.2%
Other Securities		11,637,772	1.7%

TOTAL FINLAND		14,771,441	2.1%

FRANCE — (4.9%)
Arkema SA	17,524	1,637,058	0.2%
Gaztransport Et Technigaz SA	14,199	1,811,514	0.3%
Rexel SA	87,024	1,769,326	0.3%
SCOR SE	60,234	1,792,243	0.2%
* SOITEC	9,130	1,355,888	0.2%
Other Securities		27,261,470	3.8%

TOTAL FRANCE		35,627,499	5.0%

GERMANY — (6.0%)
CTS Eventim AG & Co. KGaA	24,145	1,455,994	0.2%
GEA Group AG	49,565	1,688,543	0.3%
Gerresheimer AG	14,960	1,389,943	0.2%
* HelloFresh SE	62,572	1,359,815	0.2%
HUGO BOSS AG	28,868	1,681,299	0.2%
* LEG Immobilien SE	26,464	1,645,906	0.3%
thyssenkrupp AG	254,370	1,763,251	0.3%
Other Securities		32,805,000	4.4%

TOTAL GERMANY		43,789,751	6.1%

HONG KONG — (2.3%)
*Ω Samsonite International SA	503,400	1,556,920	0.2%
Other Securities		15,114,511	2.1%

TOTAL HONG KONG		16,671,431	2.3%

55

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
IRELAND — (0.3%)
Other Securities		$2,069,177	0.3%

ISRAEL — (0.8%)
Other Securities		6,061,660	0.8%

ITALY — (4.2%)
Banco BPM SpA	559,684	2,853,231	0.4%
Leonardo SpA	145,871	2,194,841	0.3%
Other Securities		25,622,841	3.6%

TOTAL ITALY		30,670,913	4.3%

JAPAN — (24.8%)
EXEO Group, Inc.	69,100	1,426,304	0.2%
Kobe Steel, Ltd.	125,300	1,457,814	0.2%
Other Securities		177,273,114	24.7%

TOTAL JAPAN		180,157,232	25.1%

NETHERLANDS — (1.9%)
BE Semiconductor Industries NV	19,849	2,041,400	0.3%
Other Securities		12,048,310	1.7%

TOTAL NETHERLANDS		14,089,710	2.0%

NEW ZEALAND — (0.2%)
Other Securities		1,789,481	0.3%

NORWAY — (1.1%)
Other Securities		7,704,209	1.1%

PORTUGAL — (0.4%)
Other Securities		2,898,596	0.4%

SINGAPORE — (0.9%)
Other Securities		6,655,278	0.9%

SPAIN — (2.3%)
Banco de Sabadell SA	2,050,996	2,538,624	0.3%
Bankinter SA	239,621	1,510,058	0.2%
Enagas SA	89,496	1,494,170	0.2%
Other Securities		11,281,338	1.6%

TOTAL SPAIN		16,824,190	2.3%

SWEDEN — (2.4%)
Other Securities		17,346,451	2.4%

SWITZERLAND — (7.5%)
Adecco Group AG	67,014	2,521,355	0.4%
Baloise Holding AG, Registered	15,103	2,160,772	0.3%
Belimo Holding AG, Class R	4,146	1,735,757	0.2%
* Dufry AG, Registered	38,158	1,329,587	0.2%
Flughafen Zurich AG, Registered	7,977	1,483,115	0.2%
Ω Galenica AG	17,973	1,353,826	0.2%
Georg Fischer AG, Registered	35,498	1,830,192	0.3%
Helvetia Holding AG, Registered	14,705	1,968,100	0.3%
PSP Swiss Property AG, Registered	16,746	2,055,413	0.3%
Swiss Prime Site AG, Registered	31,930	2,961,257	0.4%
Temenos AG, Registered	28,671	2,052,227	0.3%
Other Securities		32,782,530	4.5%

TOTAL SWITZERLAND		54,234,131	7.6%

UNITED KINGDOM — (12.8%)
* Babcock International Group PLC	303,456	1,439,032	0.2%
Beazley PLC	243,526	1,520,375	0.2%
Bellway PLC	74,771	1,894,453	0.3%
Games Workshop Group PLC	14,048	1,683,339	0.2%
Man Group PLC	542,746	1,445,610	0.2%

56

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
UNITED KINGDOM — (Continued)
* Marks & Spencer Group PLC	651,985	$1,715,209	0.2%
Spectris PLC	44,308	1,666,725	0.2%
Other Securities		81,666,273	11.5%

TOTAL UNITED KINGDOM		93,031,016	13.0%

TOTAL COMMON STOCKS		709,599,834	99.0%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		2,445,514	0.3%

TOTAL PREFERRED STOCKS		2,445,514	0.3%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

AUSTRIA — (0.0%)
Other Securities		—	0.0%

FINLAND — (0.0%)
Other Securities		43,613	0.0%

NORWAY — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		19,265	0.0%

UNITED STATES — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		62,878	0.0%

TOTAL INVESTMENT SECURITIES — (97.8%) (Cost $708,004,613)		712,108,226

SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	1,357,694	15,704,447	2.2%

TOTAL INVESTMENTS — (100.0%) (Cost $723,709,060)		$727,812,673	101.5%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$48,931,715	$495,676	$—	$49,427,391
Austria	8,659,713	—	—	8,659,713
Belgium	11,628,295	—	—	11,628,295
Canada	78,879,156	—	—	78,879,156
China	19,161	—	—	19,161
Denmark	16,593,952	—	—	16,593,952
Finland	14,771,441	—	—	14,771,441
France	35,627,499	—	—	35,627,499
Germany	43,789,751	—	—	43,789,751
Hong Kong	16,671,431	—	—	16,671,431
Ireland	2,069,177	—	—	2,069,177
Israel	6,061,660	—	—	6,061,660
Italy	30,670,913	—	—	30,670,913

57

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$180,157,232	$—	$—	$180,157,232
Netherlands	14,089,710	—	—	14,089,710
New Zealand	1,789,481	—	—	1,789,481
Norway	7,704,209	—	—	7,704,209
Portugal	2,898,596	—	—	2,898,596
Singapore	6,655,278	—	—	6,655,278
Spain	16,824,190	—	—	16,824,190
Sweden	17,346,102	349	—	17,346,451
Switzerland	54,234,131	—	—	54,234,131
United Kingdom	93,031,016	—	—	93,031,016
Preferred Stocks
Germany	2,445,514	—	—	2,445,514
Rights/Warrants
Australia	—	—	—	—
Austria	—	—	—	—
Finland	43,613	—	—	43,613
Norway	—	—	—	—
Spain	19,265	—	—	19,265
United States	—	—	—	—
Securities Lending Collateral	—	15,704,447	—	15,704,447

Total Investments	$711,612,201	$16,200,472	$—	$727,812,673

See accompanying Notes to Financial Statements.

58

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (94.9%)
AUSTRALIA — (6.1%)
# BHP Group, Ltd., Sponsored ADR	554,222	$31,623,907	2.3%
Other Securities		54,179,533	4.0%

TOTAL AUSTRALIA		85,803,440	6.3%

AUSTRIA — (0.1%)
Other Securities		1,939,408	0.1%

BELGIUM — (0.6%)
Other Securities		8,716,186	0.6%

CANADA — (9.1%)
Alimentation Couche-Tard, Inc.	145,144	7,892,613	0.6%
# Canadian National Railway Co.	85,357	9,029,063	0.7%
# Canadian Natural Resources, Ltd.	200,013	12,706,826	0.9%
Suncor Energy, Inc.	262,179	8,494,600	0.6%
Other Securities		91,396,827	6.7%

TOTAL CANADA		129,519,929	9.5%

DENMARK — (3.4%)
Novo Nordisk A/S, Class B	399,310	38,283,454	2.8%
Other Securities		9,186,532	0.7%

TOTAL DENMARK		47,469,986	3.5%

FINLAND — (0.7%)
Other Securities		10,093,527	0.7%

FRANCE — (10.1%)
Airbus SE	118,406	15,804,655	1.2%
Hermes International SCA	4,822	8,968,460	0.7%
Kering SA	18,081	7,323,601	0.5%
LVMH Moet Hennessy Louis Vuitton SE	62,342	44,446,689	3.3%
Orange SA	848,266	9,961,457	0.7%
TotalEnergies SE	632,637	42,261,839	3.1%
Other Securities		14,613,002	1.0%

TOTAL FRANCE		143,379,703	10.5%

GERMANY — (6.2%)
adidas AG	38,587	6,819,523	0.5%
Bayer AG, Registered	152,135	6,538,426	0.5%
Deutsche Post AG	192,333	7,473,190	0.6%
Deutsche Telekom AG	729,547	15,788,974	1.2%
E.ON SE	591,749	7,017,899	0.5%
Mercedes-Benz Group AG	169,689	9,942,035	0.7%
Other Securities		33,432,972	2.4%

TOTAL GERMANY		87,013,019	6.4%

HONG KONG — (1.6%)
Hong Kong Exchanges & Clearing, Ltd.	202,200	7,106,433	0.5%
Other Securities		16,016,682	1.2%

TOTAL HONG KONG		23,123,115	1.7%

IRELAND — (0.2%)
Other Securities		3,285,253	0.2%

ISRAEL — (0.4%)
Other Securities		6,077,743	0.5%

ITALY — (2.2%)
Enel SpA	1,167,013	7,386,424	0.5%

59

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
ITALY — (Continued)
Eni SpA	567,889	$9,260,828	0.7%
# Stellantis NV	405,020	7,565,773	0.5%
Other Securities		7,097,847	0.6%

TOTAL ITALY		31,310,872	2.3%

JAPAN — (19.6%)
Hitachi, Ltd.	189,000	11,827,086	0.9%
KDDI Corp.	328,300	9,726,845	0.7%
Nintendo Co., Ltd.	176,500	7,250,200	0.5%
Recruit Holdings Co., Ltd.	245,600	7,026,873	0.5%
Shin-Etsu Chemical Co., Ltd.	352,800	10,408,468	0.8%
Sony Group Corp.	270,500	22,192,628	1.6%
Tokyo Electron, Ltd.	56,900	7,422,229	0.6%
Other Securities		202,256,697	14.8%

TOTAL JAPAN		278,111,026	20.4%

NETHERLANDS — (4.7%)
ASML Holding NV, Sponsored NYS	86,576	51,842,575	3.8%
Wolters Kluwer NV	55,849	7,148,852	0.6%
Other Securities		7,199,435	0.5%

TOTAL NETHERLANDS		66,190,862	4.9%

NEW ZEALAND — (0.2%)
Other Securities		3,343,597	0.3%

NORWAY — (0.8%)
Other Securities		11,615,405	0.9%

PORTUGAL — (0.2%)
Other Securities		2,542,020	0.2%

SINGAPORE — (1.0%)
DBS Group Holdings, Ltd.	296,100	7,099,657	0.5%
Other Securities		6,217,297	0.5%

TOTAL SINGAPORE		13,316,954	1.0%

SPAIN — (2.1%)
Telefonica SA	1,693,723	6,527,333	0.5%
Other Securities		22,785,796	1.7%

TOTAL SPAIN		29,313,129	2.2%

SWEDEN — (2.4%)
Atlas Copco AB, Class A	593,880	7,664,922	0.6%
Volvo AB, Class B	371,179	7,338,764	0.5%
Other Securities		19,100,949	1.4%

TOTAL SWEDEN		34,104,635	2.5%

SWITZERLAND — (9.1%)
ABB, Ltd., Registered	208,098	6,960,610	0.5%
Nestle SA, Registered	367,502	39,599,194	2.9%
Partners Group Holding AG	6,473	6,805,523	0.5%
Roche Holding AG	148,457	38,148,090	2.8%
Sika AG, Registered	27,887	6,646,547	0.5%
Other Securities		29,980,247	2.2%

TOTAL SWITZERLAND		128,140,211	9.4%

UNITED KINGDOM — (13.5%)
Ashtead Group PLC	166,080	9,479,921	0.7%
BP PLC, Sponsored ADR	871,886	31,893,590	2.3%
# Diageo PLC, Sponsored ADR	68,026	10,441,991	0.8%
Glencore PLC	1,337,914	7,064,595	0.5%
GSK PLC	956,118	16,908,705	1.2%
Imperial Brands PLC	405,857	8,623,415	0.6%
# RELX PLC, Sponsored ADR	324,236	11,299,625	0.8%

60

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
UNITED KINGDOM — (Continued)
Rio Tinto PLC	166,113	$10,592,450	0.8%
Unilever PLC, Sponsored ADR	437,377	20,709,801	1.5%
Other Securities		64,744,406	4.9%

TOTAL UNITED KINGDOM		191,758,499	14.1%

UNITED STATES — (0.6%)
Ferguson PLC	57,553	8,644,461	0.6%

TOTAL UNITED STATES		8,644,461	0.6%

TOTAL COMMON STOCKS		1,344,812,980	98.8%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		8,724,373	0.6%

TOTAL PREFERRED STOCKS		8,724,373	0.6%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		20,341	0.0%

TOTAL RIGHTS/WARRANTS		20,341	0.0%

TOTAL INVESTMENT SECURITIES — (95.5%) (Cost $1,363,819,651)		1,353,557,694

SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	5,494,413	63,553,896	4.7%

TOTAL INVESTMENTS — (100.0%) (Cost $1,427,373,547)		$1,417,111,590	104.1%

As of October 31, 2023, Dimensional International High Profitability ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	7	12/15/23	$1,514,283	$1,474,288	$(39,995)

Total Futures Contracts			$1,514,283	$1,474,288	$(39,995)

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$85,803,440	$—	$—	$85,803,440
Austria	1,939,408	—	—	1,939,408
Belgium	8,716,186	—	—	8,716,186
Canada	129,519,929	—	—	129,519,929
Denmark	47,469,986	—	—	47,469,986
Finland	10,093,527	—	—	10,093,527
France	143,379,703	—	—	143,379,703
Germany	87,013,019	—	—	87,013,019

61

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	$23,123,115	$—	$—	$23,123,115
Ireland	3,285,253	—	—	3,285,253
Israel	6,077,743	—	—	6,077,743
Italy	31,310,872	—	—	31,310,872
Japan	278,111,026	—	—	278,111,026
Netherlands	66,190,862	—	—	66,190,862
New Zealand	3,343,597	—	—	3,343,597
Norway	11,615,405	—	—	11,615,405
Portugal	2,542,020	—	—	2,542,020
Singapore	13,316,954	—	—	13,316,954
Spain	29,313,129	—	—	29,313,129
Sweden	34,104,635	—	—	34,104,635
Switzerland	128,140,211	—	—	128,140,211
United Kingdom	191,758,499	—	—	191,758,499
United States	8,644,461	—	—	8,644,461
Preferred Stocks
Germany	8,724,373	—	—	8,724,373
Rights/Warrants
Canada	—	—	—	—
Spain	—	20,341	—	20,341
Futures Contract	(39,995)	—	—	(39,995)
Securities Lending Collateral	—	63,553,896	—	63,553,896

Total Investments	$1,353,497,358	$63,574,237	$—	$1,417,071,595

See accompanying Notes to Financial Statements.

62

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (97.4%)
BRAZIL — (3.8%)
# Vale SA, Sponsored ADR	1,052,600	$14,431,146	0.5%
Other Securities		96,801,264	3.4%

TOTAL BRAZIL		111,232,410	3.9%

CHILE — (0.3%)
Other Securities		8,633,427	0.3%

CHINA — (25.6%)
* Alibaba Group Holding, Ltd.	5,503,600	56,304,882	2.0%
* Baidu, Inc., Class SW	814,300	10,687,909	0.4%
Bank of China, Ltd., Class H	31,670,000	11,090,126	0.4%
BYD Co., Ltd.	403,000	12,227,104	0.4%
China Construction Bank Corp., Class H	41,703,000	23,663,998	0.8%
Industrial & Commercial Bank of China, Ltd., Class H	24,905,000	11,967,743	0.4%
JD.com, Inc., Class SW	742,280	9,467,518	0.3%
Kweichow Moutai Co., Ltd., Class A	35,900	8,236,994	0.3%
*Ω Meituan, Class W	1,559,300	22,040,562	0.8%
NetEase, Inc.	653,600	14,058,339	0.5%
PetroChina Co., Ltd., Class H	11,468,000	7,474,734	0.3%
Ping An Insurance Group Co. of China, Ltd.	2,978,500	15,264,403	0.5%
Tencent Holdings, Ltd.	2,479,000	91,624,722	3.2%
* Trip.com Group, Ltd.	220,500	7,574,879	0.3%
*Ω Wuxi Biologics Cayman, Inc.	1,290,500	8,015,528	0.3%
#*Ω Xiaomi Corp., Class W	6,478,600	11,608,258	0.4%
Yum China Holdings, Inc.	195,850	10,247,296	0.4%
Other Securities		409,773,199	14.0%

TOTAL CHINA		741,328,194	25.7%

COLOMBIA — (0.1%)
Other Securities		2,619,155	0.1%

CZECHIA — (0.1%)
Other Securities		3,027,666	0.1%

EGYPT — (0.0%)
Other Securities		1,144,045	0.0%

GREECE — (0.4%)
Other Securities		11,121,584	0.4%

HUNGARY — (0.1%)
Other Securities		4,352,101	0.2%

INDIA — (18.0%)
Axis Bank, Ltd.	1,111,016	13,101,939	0.5%
Bharti Airtel, Ltd.	969,660	10,649,416	0.4%
HDFC Bank, Ltd.	1,156,529	20,509,737	0.7%
Hindustan Unilever, Ltd.	255,300	7,616,799	0.3%
ICICI Bank, Ltd., Sponsored ADR	770,657	17,100,879	0.6%
Infosys, Ltd.	907,878	14,921,438	0.5%
Larsen & Toubro, Ltd.	212,013	7,458,636	0.3%
Mahindra & Mahindra, Ltd.	536,832	9,404,695	0.3%
Ω Reliance Industries, Ltd., GDR	237,885	12,988,521	0.5%
Reliance Industries, Ltd.	543,601	14,937,826	0.5%
Tata Consultancy Services, Ltd.	361,578	14,629,884	0.5%
Other Securities		377,387,237	12.9%

TOTAL INDIA		520,707,007	18.0%

63

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
INDONESIA — (2.0%)
Bank Central Asia TBK PT	18,326,900	$10,095,082	0.4%
Other Securities		46,442,694	1.6%

TOTAL INDONESIA		56,537,776	2.0%

KOREA, REPUBLIC OF — (11.8%)
KB Financial Group, Inc.	217,373	8,289,000	0.3%
POSCO Holdings, Inc.	28,915	8,810,131	0.3%
Samsung Electronics Co., Ltd.	1,690,157	83,722,560	2.9%
Samsung Electronics Co., Ltd., Registered Shares, GDR	6,227	7,758,842	0.3%
SK Hynix, Inc.	225,938	19,456,214	0.7%
Other Securities		213,618,730	7.3%

TOTAL KOREA, REPUBLIC OF		341,655,477	11.8%

KUWAIT — (0.6%)
Other Securities		18,303,883	0.6%

MALAYSIA — (1.6%)
Other Securities		45,408,174	1.6%

MEXICO — (2.3%)
Grupo Financiero Banorte SAB de CV, Class O	1,027,930	8,316,024	0.3%
Other Securities		58,535,345	2.0%

TOTAL MEXICO		66,851,369	2.3%

PERU — (0.1%)
Other Securities		2,199,988	0.1%

PHILIPPINES — (0.6%)
Other Securities		16,115,012	0.6%

POLAND — (0.9%)
Other Securities		25,343,395	0.9%

QATAR — (0.8%)
Qatar National Bank QPSC	1,843,661	7,539,718	0.3%
Other Securities		15,388,862	0.5%

TOTAL QATAR		22,928,580	0.8%

RUSSIAN FEDERATION — (0.0%)
Other Securities		—	0.0%

SAUDI ARABIA — (4.1%)
Al Rajhi Bank	696,836	12,463,401	0.4%
Ω Saudi Arabian Oil Co.	954,622	8,473,428	0.3%
Saudi National Bank (The)	1,022,861	9,147,294	0.3%
Other Securities		89,469,043	3.1%

TOTAL SAUDI ARABIA		119,553,166	4.1%

SOUTH AFRICA — (2.5%)
Other Securities		73,144,949	2.5%

TAIWAN — (17.2%)
CTBC Financial Holding Co., Ltd.	10,587,000	7,948,002	0.3%
Hon Hai Precision Industry Co., Ltd.	4,178,000	12,430,307	0.5%
MediaTek, Inc.	570,000	14,796,979	0.5%
Quanta Computer, Inc.	1,310,000	7,633,421	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,298,000	151,646,123	5.3%
# Wistron Corp.	3,203,000	8,828,371	0.3%
Other Securities		295,880,515	10.1%

TOTAL TAIWAN		499,163,718	17.3%

THAILAND — (2.0%)
Other Securities		57,662,724	2.0%

TURKEY — (1.0%)
Other Securities		29,470,323	1.0%

64

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
UNITED ARAB EMIRATES — (1.5%)
Emaar Properties PJSC	4,102,665	$7,472,592	0.3%
Emirates Telecommunications Group Co. PJSC	1,509,656	7,587,326	0.3%
Other Securities		28,031,478	0.9%

TOTAL UNITED ARAB EMIRATES		43,091,396	1.5%

TOTAL COMMON STOCKS		2,821,595,519	97.8%

PREFERRED STOCKS — (1.6%)
BRAZIL — (1.6%)
Itau Unibanco Holding SA	1,647,201	8,760,248	0.3%
Petroleo Brasileiro SA	3,224,300	22,211,418	0.8%
Other Securities		13,842,131	0.5%

TOTAL BRAZIL		44,813,797	1.6%

CHILE — (0.0%)
Other Securities		118,436	0.0%

COLOMBIA — (0.0%)
Other Securities		144,259	0.0%

INDIA — (0.0%)
Other Securities		4,598	0.0%

PHILIPPINES — (0.0%)
Other Securities		4,071	0.0%

TOTAL PREFERRED STOCKS		45,085,161	1.6%

INVESTMENT COMPANY — (0.0%)
BRAZIL — (0.0%)
Other Securities		10,236	0.0%

TOTAL INVESTMENT COMPANY		10,236	0.0%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		476	0.0%

KOREA, REPUBLIC OF — (0.0%)
Other Securities		29,296	0.0%

KUWAIT — (0.0%)
Other Securities		1,679	0.0%

TAIWAN — (0.0%)
Other Securities		11,673	0.0%

THAILAND — (0.0%)
Other Securities		257	0.0%

TOTAL RIGHTS/WARRANTS		43,381	0.0%

TOTAL INVESTMENT SECURITIES — (99.0%) (Cost $3,074,778,953)		2,866,734,297

SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	2,511,491	29,050,433	1.0%

TOTAL INVESTMENTS — (100.0%) (Cost $3,103,829,386)		$2,895,784,730	100.4%

65

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

As of October 31, 2023, Dimensional Emerging Core Equity Market ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	51	12/15/23	$10,945,052	$10,741,238	$(203,814)

Total Futures Contracts			$10,945,052	$10,741,238	$(203,814)

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$111,232,410	$—	$—	$111,232,410
Chile	8,633,427	—	—	8,633,427
China	741,276,122	42,007	10,065	741,328,194
Colombia	2,619,155	—	—	2,619,155
Czechia	3,027,666	—	—	3,027,666
Egypt	1,144,045	—	—	1,144,045
Greece	11,121,584	—	—	11,121,584
Hungary	4,352,101	—	—	4,352,101
India	520,696,547	—	10,460	520,707,007
Indonesia	56,333,299	204,448	29	56,537,776
Korea, Republic of	341,490,976	164,501	—	341,655,477
Kuwait	18,303,883	—	—	18,303,883
Malaysia	45,408,174	—	—	45,408,174
Mexico	66,851,369	—	—	66,851,369
Peru	2,199,988	—	—	2,199,988
Philippines	16,114,907	105	—	16,115,012
Poland	25,343,395	—	—	25,343,395
Qatar	22,928,580	—	—	22,928,580
Russian Federation	—	—	—	—
Saudi Arabia	119,553,166	—	—	119,553,166
South Africa	73,144,949	—	—	73,144,949
Taiwan	499,162,928	790	—	499,163,718
Thailand	57,662,724	—	—	57,662,724
Turkey	29,470,323	—	—	29,470,323
United Arab Emirates	43,091,396	—	—	43,091,396
Preferred Stocks
Brazil	44,813,797	—	—	44,813,797
Chile	118,436	—	—	118,436
Colombia	144,259	—	—	144,259
India	4,594	—	4	4,598
Philippines	4,071	—	—	4,071
Rights/Warrants
Brazil	476	—	—	476
Korea, Republic of	—	29,296	—	29,296
Kuwait	1,679	—	—	1,679
Taiwan	—	11,673	—	11,673
Thailand	191	66	—	257

66

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Investment Company	$10,236	$—	$—	$10,236
Futures Contract	(203,814)	—	—	(203,814)
Securities Lending Collateral	—	29,050,433	—	29,050,433

Total Investments	$2,866,057,039	$29,503,319	$20,558	$2,895,580,916

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

67

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (97.9%)
BRAZIL — (3.6%)
Petroleo Brasileiro SA	255,672	$1,918,427	1.2%
Suzano SA	95,541	977,008	0.6%
Vale SA, Sponsored ADR	62,032	850,459	0.5%
Other Securities		1,956,201	1.3%

TOTAL BRAZIL		5,702,095	3.6%

CHILE — (0.4%)
Other Securities		624,237	0.4%

CHINA — (27.1%)
ANTA Sports Products, Ltd.	142,600	1,610,141	1.0%
BYD Co., Ltd.	58,000	1,759,732	1.1%
China Merchants Bank Co., Ltd., Class H	206,000	784,551	0.5%
China Resources Beer Holdings Co., Ltd.	206,000	1,089,947	0.7%
China Shenhua Energy Co., Ltd., Class H	258,500	792,884	0.5%
CSPC Pharmaceutical Group, Ltd.	1,386,000	1,209,823	0.8%
Haier Smart Home Co., Ltd., Class H	302,600	866,273	0.5%
Kweichow Moutai Co., Ltd., Class A	5,200	1,193,102	0.8%
Lenovo Group, Ltd.	1,140,000	1,325,819	0.8%
Li Ning Co., Ltd.	375,000	1,150,218	0.7%
NetEase, Inc.	96,600	2,077,778	1.3%
* PDD Holdings, Inc., Sponsored ADR	19,093	1,936,412	1.2%
PetroChina Co., Ltd., Class H	1,734,000	1,130,205	0.7%
Tencent Holdings, Ltd.	187,600	6,933,763	4.4%
Yum China Holdings, Inc.	21,850	1,143,239	0.7%
Zijin Mining Group Co., Ltd., Class H	724,000	1,125,149	0.7%
Other Securities		17,243,990	10.7%

TOTAL CHINA		43,373,026	27.1%

COLOMBIA — (0.1%)
Other Securities		177,785	0.1%

CZECHIA — (0.2%)
Other Securities		311,371	0.2%

GREECE — (0.4%)
Other Securities		652,285	0.4%

HUNGARY — (0.3%)
Other Securities		445,170	0.3%

INDIA — (16.4%)
Bharti Airtel, Ltd.	131,294	1,441,953	0.9%
HCL Technologies, Ltd.	57,561	882,164	0.5%
Infosys, Ltd.	156,700	2,575,444	1.6%
ITC, Ltd.	162,484	836,046	0.5%
JSW Steel, Ltd.	93,009	822,582	0.5%
Nestle India, Ltd.	2,810	817,930	0.5%
Tata Consultancy Services, Ltd.	43,996	1,780,132	1.1%
Tata Motors, Ltd.	167,116	1,261,819	0.8%
Tata Steel, Ltd.	528,665	754,023	0.5%
Tech Mahindra, Ltd.	56,277	765,929	0.5%
Titan Co., Ltd.	24,284	930,322	0.6%
Other Securities		13,345,737	8.4%

TOTAL INDIA		26,214,081	16.4%

68

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
INDONESIA — (2.1%)
Bank Central Asia TBK PT	2,098,800	$1,156,091	0.7%
Other Securities		2,257,149	1.4%

TOTAL INDONESIA		3,413,240	2.1%

KOREA, REPUBLIC OF — (12.4%)
LG Electronics, Inc.	11,578	854,709	0.5%
Samsung Electronics Co., Ltd.	148,209	7,341,588	4.6%
SK Hynix, Inc.	35,996	3,099,726	2.0%
Other Securities		8,543,883	5.3%

TOTAL KOREA, REPUBLIC OF		19,839,906	12.4%

KUWAIT — (0.7%)
Other Securities		1,127,293	0.7%

MALAYSIA — (1.8%)
Other Securities		2,810,512	1.8%

MEXICO — (2.2%)
America Movil SAB de CV, ADR	65,810	1,092,446	0.7%
Other Securities		2,514,048	1.6%

TOTAL MEXICO		3,606,494	2.3%

PHILIPPINES — (0.7%)
Other Securities		1,117,930	0.7%

POLAND — (1.1%)
Other Securities		1,739,498	1.1%

QATAR — (0.8%)
Other Securities		1,317,393	0.8%

SAUDI ARABIA — (4.0%)
SABIC Agri-Nutrients Co.	27,091	966,195	0.6%
Ω Saudi Arabian Oil Co.	156,562	1,389,678	0.9%
Saudi Telecom Co.	117,242	1,200,046	0.7%
Other Securities		2,834,933	1.8%

TOTAL SAUDI ARABIA		6,390,852	4.0%

SOUTH AFRICA — (2.5%)
Gold Fields, Ltd., Sponsored ADR	70,243	914,564	0.6%
Other Securities		3,022,725	1.9%

TOTAL SOUTH AFRICA		3,937,289	2.5%

TAIWAN — (16.7%)
Accton Technology Corp.	67,000	1,029,736	0.6%
ASE Technology Holding Co., Ltd.	520,000	1,819,639	1.1%
MediaTek, Inc.	31,000	804,748	0.5%
Novatek Microelectronics Corp.	88,000	1,233,112	0.8%
Realtek Semiconductor Corp.	58,000	717,959	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	480,000	7,828,580	4.9%
Unimicron Technology Corp.	247,000	1,088,978	0.7%
United Microelectronics Corp.	743,000	1,058,320	0.7%
Other Securities		11,183,039	6.9%

TOTAL TAIWAN		26,764,111	16.7%

THAILAND — (2.0%)
Other Securities		3,244,345	2.0%

TURKEY — (1.0%)
Other Securities		1,569,196	1.0%

UNITED ARAB EMIRATES — (1.4%)
Emirates NBD Bank PJSC	157,174	725,319	0.5%
Emirates Telecommunications Group Co. PJSC	190,250	956,171	0.6%

69

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
UNITED ARAB EMIRATES — (Continued)
Other Securities		$557,295	0.3%

TOTAL UNITED ARAB EMIRATES		2,238,785	1.4%

TOTAL COMMON STOCKS		156,616,894	98.0%

PREFERRED STOCKS — (1.3%)
BRAZIL — (1.3%)
Petroleo Brasileiro SA	300,000	2,066,627	1.3%
Other Securities		61,112	0.0%

TOTAL BRAZIL		2,127,739	1.3%

COLOMBIA — (0.0%)
Other Securities		20,593	0.0%

TOTAL PREFERRED STOCKS		2,148,332	1.3%

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
Other Securities		90	0.0%

TAIWAN — (0.0%)
Other Securities		172	0.0%

TOTAL RIGHTS/WARRANTS		262	0.0%

TOTAL INVESTMENT SECURITIES — (99.2%) (Cost $159,289,312)		158,765,488

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	104,407	1,207,682	0.8%

TOTAL INVESTMENTS — (100.0%) (Cost $160,496,994)		$159,973,170	100.1%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,702,095	$—	$—	$5,702,095
Chile	624,237	—	—	624,237
China	43,373,026	—	—	43,373,026
Colombia	177,785	—	—	177,785
Czechia	311,371	—	—	311,371
Greece	652,285	—	—	652,285
Hungary	445,170	—	—	445,170
India	26,214,081	—	—	26,214,081
Indonesia	3,413,240	—	—	3,413,240
Korea, Republic of	19,839,906	—	—	19,839,906
Kuwait	1,127,293	—	—	1,127,293
Malaysia	2,810,512	—	—	2,810,512
Mexico	3,606,494	—	—	3,606,494
Philippines	1,117,930	—	—	1,117,930
Poland	1,739,498	—	—	1,739,498
Qatar	1,317,393	—	—	1,317,393
Saudi Arabia	6,390,852	—	—	6,390,852
South Africa	3,937,289	—	—	3,937,289
Taiwan	26,764,111	—	—	26,764,111
Thailand	2,470,498	773,847	—	3,244,345

70

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	$1,569,196	$—	$—	$1,569,196
United Arab Emirates	2,238,785	—	—	2,238,785
Preferred Stocks
Brazil	2,127,739	—	—	2,127,739
Colombia	20,593	—	—	20,593
Rights/Warrants
Malaysia	90	—	—	90
Taiwan	—	172	—	172
Securities Lending Collateral	—	1,207,682	—	1,207,682

Total Investments	$157,991,469	$1,981,701	$—	$159,973,170

See accompanying Notes to Financial Statements.

71

DIMENSIONAL EMERGING MARKETS VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (97.6%)
BRAZIL — (3.0%)
Petroleo Brasileiro SA	770,700	$5,782,924	1.3%
Other Securities		7,209,459	1.6%

TOTAL BRAZIL		12,992,383	2.9%

CHILE — (0.5%)
Other Securities		2,227,226	0.5%

CHINA — (26.4%)
Agricultural Bank of China, Ltd., Class H	5,138,000	1,897,710	0.4%
* Alibaba Group Holding, Ltd.	444,000	4,542,366	1.1%
* Baidu, Inc., Class SW	216,800	2,845,559	0.7%
Bank of China, Ltd., Class H	10,559,000	3,697,526	0.9%
China Construction Bank Corp., Class H	18,172,000	10,311,541	2.3%
China Merchants Bank Co., Ltd., Class H	616,500	2,347,941	0.5%
China Petroleum & Chemical Corp., Class H	5,644,000	2,885,259	0.7%
China Resources Land, Ltd.	716,000	2,681,134	0.6%
China Shenhua Energy Co., Ltd., Class H	715,500	2,194,617	0.5%
Industrial & Commercial Bank of China, Ltd., Class H	12,731,000	6,117,701	1.4%
PetroChina Co., Ltd., Class H	4,684,000	3,052,987	0.7%
PICC Property & Casualty Co., Ltd., Class H	1,516,000	1,732,106	0.4%
Ping An Insurance Group Co. of China, Ltd.	1,273,500	6,526,513	1.5%
* Trip.com Group, Ltd.	64,100	2,202,040	0.5%
Other Securities		63,257,583	14.1%

TOTAL CHINA		116,292,583	26.3%

COLOMBIA — (0.1%)
Other Securities		371,122	0.1%

CZECHIA — (0.1%)
Other Securities		619,504	0.1%

GREECE — (0.5%)
Other Securities		2,081,908	0.5%

HUNGARY — (0.2%)
Other Securities		954,375	0.2%

INDIA — (17.4%)
Axis Bank, Ltd.	599,175	7,065,924	1.6%
Hindalco Industries, Ltd.	364,642	2,012,437	0.5%
JSW Steel, Ltd.	208,257	1,841,849	0.4%
Mahindra & Mahindra, Ltd.	154,053	2,698,836	0.6%
Reliance Industries, Ltd.	499,924	13,737,609	3.1%
State Bank of India	494,186	3,356,847	0.8%
Tata Steel, Ltd.	2,064,151	2,944,050	0.7%
Other Securities		42,843,865	9.6%

TOTAL INDIA		76,501,417	17.3%

INDONESIA — (1.8%)
Other Securities		8,037,921	1.8%

KOREA, REPUBLIC OF — (12.0%)
Hana Financial Group, Inc.	62,701	1,819,910	0.4%
Hyundai Motor Co.	24,409	3,067,052	0.7%
KB Financial Group, Inc.	64,496	2,459,401	0.6%
LG Electronics, Inc.	24,104	1,779,400	0.4%
POSCO Holdings, Inc.	13,047	3,975,299	0.9%
Samsung Electronics Co., Ltd.	103,549	5,129,339	1.2%

72

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
KOREA, REPUBLIC OF — (Continued)
Shinhan Financial Group Co., Ltd.	71,939	$1,851,009	0.4%
SK Hynix, Inc.	94,041	8,098,159	1.8%
Other Securities		24,701,464	5.6%

TOTAL KOREA, REPUBLIC OF		52,881,033	12.0%

KUWAIT — (0.7%)
Other Securities		3,187,971	0.7%

MALAYSIA — (1.6%)
# CIMB Group Holdings BHD	1,349,961	1,617,857	0.4%
Other Securities		5,257,197	1.2%

TOTAL MALAYSIA		6,875,054	1.6%

MEXICO — (2.6%)
Grupo Financiero Banorte SAB de CV, Class O	326,658	2,642,686	0.6%
Grupo Mexico SAB de CV, Class B	476,431	1,975,870	0.4%
Other Securities		6,838,547	1.6%

TOTAL MEXICO		11,457,103	2.6%

PHILIPPINES — (0.6%)
Other Securities		2,678,807	0.6%

POLAND — (1.2%)
ORLEN SA	125,918	1,987,078	0.5%
Other Securities		3,197,989	0.7%

TOTAL POLAND		5,185,067	1.2%

QATAR — (0.8%)
Other Securities		3,669,975	0.8%

SAUDI ARABIA — (3.9%)
Saudi Awwal Bank	177,715	1,584,542	0.4%
Saudi Basic Industries Corp.	125,157	2,568,794	0.6%
Saudi National Bank (The)	566,922	5,069,899	1.2%
Other Securities		7,990,558	1.7%

TOTAL SAUDI ARABIA		17,213,793	3.9%

SOUTH AFRICA — (2.6%)
Sasol, Ltd.	133,690	1,684,273	0.4%
Other Securities		9,880,749	2.2%

TOTAL SOUTH AFRICA		11,565,022	2.6%

TAIWAN — (16.9%)
ASE Technology Holding Co., Ltd.	767,000	2,683,968	0.6%
CTBC Financial Holding Co., Ltd.	4,157,000	3,120,794	0.7%
Fubon Financial Holding Co., Ltd.	976,695	1,809,754	0.4%
Hon Hai Precision Industry Co., Ltd.	2,350,000	6,991,676	1.6%
United Microelectronics Corp.	1,552,000	2,210,649	0.5%
# Wistron Corp.	735,000	2,025,867	0.5%
Yuanta Financial Holding Co., Ltd.	2,134,478	1,599,131	0.4%
Other Securities		53,901,500	12.1%

TOTAL TAIWAN		74,343,339	16.8%

THAILAND — (2.0%)
PTT PCL	1,922,500	1,778,483	0.4%
Other Securities		7,039,722	1.6%

TOTAL THAILAND		8,818,205	2.0%

TURKEY — (1.1%)
Other Securities		4,606,404	1.0%

UNITED ARAB EMIRATES — (1.6%)
Emaar Properties PJSC	1,198,470	2,182,893	0.5%
Emirates NBD Bank PJSC	415,340	1,916,693	0.4%

73

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
UNITED ARAB EMIRATES — (Continued)
Other Securities		$3,141,041	0.7%

TOTAL UNITED ARAB EMIRATES		7,240,627	1.6%

TOTAL COMMON STOCKS		429,800,839	97.1%

PREFERRED STOCKS — (2.1%)
BRAZIL — (2.1%)
Banco Bradesco SA	625,992	1,736,591	0.4%
Petroleo Brasileiro SA	982,500	6,768,203	1.5%
Other Securities		800,427	0.2%

TOTAL BRAZIL		9,305,221	2.1%

COLOMBIA — (0.0%)
Other Securities		53,965	0.0%

INDIA — (0.0%)
Other Securities		2,016	0.0%

TOTAL PREFERRED STOCKS		9,361,202	2.1%

RIGHTS/WARRANTS — (0.0%)
KOREA, REPUBLIC OF — (0.0%)
Other Securities		2,923	0.0%

KUWAIT — (0.0%)
Other Securities		782	0.0%

MALAYSIA — (0.0%)
Other Securities		900	0.0%

TAIWAN — (0.0%)
Other Securities		3,033	0.0%

THAILAND — (0.0%)
Other Securities		92	0.0%

TOTAL RIGHTS/WARRANTS		7,730	0.0%

TOTAL INVESTMENT SECURITIES — (99.7%) (Cost $443,649,018)		439,169,771

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	104,592	1,209,815	0.3%

TOTAL INVESTMENTS — (100.0%) (Cost $444,858,833)		$440,379,586	99.5%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$12,992,383	$—	$—	$12,992,383
Chile	2,227,226	—	—	2,227,226
China	116,285,090	7,493	—	116,292,583
Colombia	371,122	—	—	371,122
Czechia	619,504	—	—	619,504
Greece	2,081,908	—	—	2,081,908
Hungary	954,375	—	—	954,375
India	76,491,467	571	9,379	76,501,417
Indonesia	8,037,921	—	—	8,037,921
Korea, Republic of	52,854,158	26,875	—	52,881,033

74

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Kuwait	$3,187,971	$—	$—	$3,187,971
Malaysia	6,875,054	—	—	6,875,054
Mexico	11,457,103	—	—	11,457,103
Philippines	2,678,807	—	—	2,678,807
Poland	5,185,067	—	—	5,185,067
Qatar	3,669,975	—	—	3,669,975
Saudi Arabia	17,213,793	—	—	17,213,793
South Africa	11,565,022	—	—	11,565,022
Taiwan	74,343,339	—	—	74,343,339
Thailand	6,691,240	2,126,965	—	8,818,205
Turkey	4,606,404	—	—	4,606,404
United Arab Emirates	7,240,627	—	—	7,240,627
Preferred Stocks
Brazil	9,305,221	—	—	9,305,221
Colombia	53,965	—	—	53,965
India	2,014	—	2	2,016
Rights/Warrants
Korea, Republic of	—	2,923	—	2,923
Kuwait	782	—	—	782
Malaysia	900	—	—	900
Taiwan	—	3,033	—	3,033
Thailand	7	85	—	92
Securities Lending Collateral	—	1,209,815	—	1,209,815

Total Investments	$436,992,445	$3,377,760	$9,381	$440,379,586

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

75

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (98.0%)
BRAZIL — (3.9%)
Vale SA, Sponsored ADR	807,862	$11,075,788	0.5%
Other Securities		81,608,967	3.4%

TOTAL BRAZIL		92,684,755	3.9%

CHILE — (0.4%)
Other Securities		8,331,466	0.4%

CHINA — (25.2%)
* Alibaba Group Holding, Ltd.	3,976,600	40,682,825	1.7%
Bank of China, Ltd., Class H	24,887,000	8,714,871	0.4%
BYD Co., Ltd.	290,500	8,813,831	0.4%
China Construction Bank Corp., Class H	38,686,000	21,952,028	0.9%
China Petroleum & Chemical Corp., Class H	15,112,000	7,725,379	0.3%
China Resources Land, Ltd.	1,716,000	6,425,734	0.3%
China Shenhua Energy Co., Ltd., Class H	1,896,500	5,817,039	0.3%
CSPC Pharmaceutical Group, Ltd.	7,510,000	6,555,389	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	21,436,000	10,300,764	0.4%
Lenovo Group, Ltd.	5,874,000	6,831,455	0.3%
NetEase, Inc.	529,800	11,395,514	0.5%
* PDD Holdings, Inc., Sponsored ADR	99,824	10,124,150	0.4%
PetroChina Co., Ltd., Class H	9,176,000	5,980,830	0.3%
Ping An Insurance Group Co. of China, Ltd.	2,637,500	13,516,825	0.6%
Tencent Holdings, Ltd.	1,799,300	66,502,768	2.8%
*Ω Xiaomi Corp., Class W	3,409,000	6,108,195	0.3%
Yum China Holdings, Inc.	157,000	8,214,580	0.4%
Other Securities		351,326,894	14.7%

TOTAL CHINA		596,989,071	25.3%

COLOMBIA — (0.1%)
Other Securities		2,268,461	0.1%

CZECHIA — (0.1%)
Other Securities		2,064,884	0.1%

EGYPT — (0.0%)
Other Securities		540,781	0.0%

GREECE — (0.4%)
Other Securities		9,486,903	0.4%

HUNGARY — (0.2%)
Other Securities		3,578,621	0.1%

INDIA — (18.0%)
Axis Bank, Ltd.	980,310	11,560,555	0.5%
Bharti Airtel, Ltd.	899,865	9,882,884	0.4%
HDFC Bank, Ltd.	517,697	9,180,772	0.4%
ICICI Bank, Ltd., Sponsored ADR	431,749	9,580,510	0.4%
Infosys, Ltd.	921,315	15,142,282	0.7%
Mahindra & Mahindra, Ltd.	514,959	9,021,505	0.4%
Ω RBL Bank, Ltd.	2,645,483	7,004,630	0.3%
Ω Reliance Industries, Ltd., GDR	233,436	12,745,606	0.6%
Tata Consultancy Services, Ltd.	257,949	10,436,929	0.5%
Tata Motors, Ltd.	962,197	7,265,124	0.3%
Tata Steel, Ltd.	4,881,594	6,962,503	0.3%
Titan Co., Ltd.	155,453	5,955,418	0.3%

76

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
INDIA — (Continued)
Other Securities		$312,424,328	13.0%

TOTAL INDIA		427,163,046	18.1%

INDONESIA — (1.9%)
Bank Central Asia TBK PT	11,296,000	6,222,222	0.3%
Other Securities		39,431,443	1.6%

TOTAL INDONESIA		45,653,665	1.9%

KOREA, REPUBLIC OF — (11.9%)
Hyundai Motor Co.	48,179	6,053,812	0.3%
KB Financial Group, Inc.	224,967	8,578,579	0.4%
POSCO Holdings, Inc.	20,735	6,317,761	0.3%
Samsung Electronics Co., Ltd.	1,373,544	68,039,016	2.9%
SK Hynix, Inc.	197,347	16,994,155	0.7%
Other Securities		176,389,623	7.4%

TOTAL KOREA, REPUBLIC OF		282,372,946	12.0%

KUWAIT — (0.7%)
National Bank of Kuwait SAKP	2,054,753	5,821,413	0.3%
Other Securities		11,156,144	0.4%

TOTAL KUWAIT		16,977,557	0.7%

MALAYSIA — (1.7%)
# Public Bank BHD	7,077,200	6,179,274	0.3%
Other Securities		33,880,579	1.4%

TOTAL MALAYSIA		40,059,853	1.7%

MEXICO — (2.1%)
Other Securities		50,522,059	2.1%

PERU — (0.0%)
Other Securities		965,040	0.0%

PHILIPPINES — (0.5%)
Other Securities		12,513,838	0.5%

POLAND — (0.9%)
Other Securities		20,725,233	0.9%

QATAR — (0.9%)
Qatar National Bank QPSC	1,560,983	6,383,696	0.3%
Other Securities		13,907,450	0.6%

TOTAL QATAR		20,291,146	0.9%

SAUDI ARABIA — (4.1%)
Al Rajhi Bank	452,304	8,089,775	0.3%
Etihad Etisalat Co.	524,852	6,449,429	0.3%
SABIC Agri-Nutrients Co.	192,377	6,861,084	0.3%
Saudi Telecom Co.	592,327	6,062,841	0.3%
Other Securities		68,862,872	2.9%

TOTAL SAUDI ARABIA		96,326,001	4.1%

SOUTH AFRICA — (2.6%)
Other Securities		61,753,583	2.6%

TAIWAN — (17.6%)
CTBC Financial Holding Co., Ltd.	9,976,000	7,489,305	0.3%
Hon Hai Precision Industry Co., Ltd.	2,643,000	7,863,404	0.3%
MediaTek, Inc.	296,000	7,684,045	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,401,000	104,397,379	4.4%
# United Microelectronics Corp.	5,132,000	7,309,955	0.3%
Other Securities		282,990,619	12.1%

TOTAL TAIWAN		417,734,707	17.7%

77

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
THAILAND — (1.9%)
Other Securities		$46,195,929	2.0%

TURKEY — (1.2%)
Other Securities		28,242,611	1.2%

UNITED ARAB EMIRATES — (1.7%)
Emaar Properties PJSC	3,815,500	6,949,550	0.3%
Other Securities		32,757,144	1.4%

TOTAL UNITED ARAB EMIRATES		39,706,694	1.7%

TOTAL COMMON STOCKS		2,323,148,850	98.4%

PREFERRED STOCKS — (1.4%)
BRAZIL — (1.4%)
Petroleo Brasileiro SA	3,000,500	20,669,715	0.9%
Other Securities		12,772,793	0.5%

TOTAL BRAZIL		33,442,508	1.4%

COLOMBIA — (0.0%)
Other Securities		21,460	0.0%

INDIA — (0.0%)
Other Securities		16,839	0.0%

TOTAL PREFERRED STOCKS		33,480,807	1.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		137	0.0%

KOREA, REPUBLIC OF — (0.0%)
Other Securities		13,476	0.0%

KUWAIT — (0.0%)
Other Securities		1,762	0.0%

TAIWAN — (0.0%)
Other Securities		12,588	0.0%

THAILAND — (0.0%)
Other Securities		302	0.0%

TOTAL RIGHTS/WARRANTS		28,265	0.0%

TOTAL INVESTMENT SECURITIES — (99.4%) (Cost $2,372,906,133)		2,356,657,922

SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	1,173,959	13,579,191	0.6%

TOTAL INVESTMENTS — (100.0%) (Cost $2,386,485,324)		$2,370,237,113	100.4%

78

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$92,684,755	$—	$—	$92,684,755
Chile	8,331,466	—	—	8,331,466
China	596,949,772	39,299	—	596,989,071
Colombia	2,268,461	—	—	2,268,461
Czechia	2,064,884	—	—	2,064,884
Egypt	540,781	—	—	540,781
Greece	9,486,903	—	—	9,486,903
Hungary	3,578,621	—	—	3,578,621
India	427,133,841	280	28,925	427,163,046
Indonesia	45,219,657	434,008	—	45,653,665
Korea, Republic of	281,799,068	573,878	—	282,372,946
Kuwait	16,977,557	—	—	16,977,557
Malaysia	40,059,853	—	—	40,059,853
Mexico	50,522,059	—	—	50,522,059
Peru	965,040	—	—	965,040
Philippines	12,513,838	—	—	12,513,838
Poland	20,725,233	—	—	20,725,233
Qatar	20,291,146	—	—	20,291,146
Saudi Arabia	96,326,001	—	—	96,326,001
South Africa	61,753,583	—	—	61,753,583
Taiwan	417,734,707	—	—	417,734,707
Thailand	31,901,395	14,294,534	—	46,195,929
Turkey	28,242,611	—	—	28,242,611
United Arab Emirates	39,706,694	—	—	39,706,694
Preferred Stocks
Brazil	33,442,508	—	—	33,442,508
Colombia	21,460	—	—	21,460
India	16,822	—	17	16,839
Rights/Warrants
Brazil	137	—	—	137
Korea, Republic of	—	13,476	—	13,476
Kuwait	1,762	—	—	1,762
Taiwan	—	12,588	—	12,588
Thailand	87	215	—	302
Securities Lending Collateral	—	13,579,191	—	13,579,191

Total Investments	$2,341,260,702	$28,947,469	$28,942	$2,370,237,113

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

79

DIMENSIONAL GLOBAL REAL ESTATE ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

			Percentage of
	Shares	Value†	Net Assets‡
COMMON STOCKS — (96.9%)
AUSTRALIA — (4.8%)
Goodman Group	1,168,535	$15,344,698	1.6%
Scentre Group	3,600,067	5,538,915	0.6%
Other Securities		26,761,404	2.7%

TOTAL AUSTRALIA		47,645,017	4.9%

BELGIUM — (0.9%)
Other Securities		9,020,043	0.9%

CANADA — (1.2%)
Other Securities		11,919,740	1.2%

CHINA — (0.0%)
Other Securities		107,032	0.0%

FRANCE — (1.5%)
* Unibail-Rodamco-Westfield	82,385	4,063,213	0.4%
Other Securities		10,352,267	1.1%

TOTAL FRANCE		14,415,480	1.5%

GERMANY — (0.0%)
Other Securities		273,983	0.0%

HONG KONG — (0.9%)
Link REIT	1,711,620	7,853,073	0.8%
Other Securities		1,317,179	0.2%

TOTAL HONG KONG		9,170,252	1.0%

INDIA — (0.2%)
Other Securities		1,805,569	0.2%

IRELAND — (0.0%)
Other Securities		299,040	0.0%

ITALY — (0.0%)
Other Securities		91,073	0.0%

JAPAN — (6.4%)
Nippon Building Fund, Inc.	1,107	4,436,918	0.5%
Other Securities		58,850,587	6.1%

TOTAL JAPAN		63,287,505	6.6%

KOREA, REPUBLIC OF — (0.1%)
Other Securities		815,989	0.1%

MALAYSIA — (0.1%)
Other Securities		971,554	0.1%

MEXICO — (0.6%)
Other Securities		5,851,382	0.6%

NETHERLANDS — (0.2%)
Other Securities		1,441,259	0.2%

NEW ZEALAND — (0.3%)
Other Securities		3,334,907	0.3%

PHILIPPINES — (0.0%)
Other Securities		174,687	0.0%

SAUDI ARABIA — (0.1%)
Other Securities		872,690	0.1%

80

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
SINGAPORE — (2.9%)
CapitaLand Ascendas REIT	2,510,700	$4,764,658	0.5%
CapitaLand Integrated Commercial Trust	3,526,800	4,530,614	0.5%
Other Securities		19,509,315	2.0%

TOTAL SINGAPORE		28,804,587	3.0%

SOUTH AFRICA — (0.4%)
Other Securities		4,010,227	0.4%

SPAIN — (0.3%)
Other Securities		3,105,577	0.3%

TAIWAN — (0.0%)
Other Securities		128,675	0.0%

THAILAND — (0.1%)
Other Securities		494,709	0.1%

TURKEY — (0.2%)
Other Securities		1,463,900	0.2%

UNITED KINGDOM — (4.0%)
Land Securities Group PLC	631,101	4,357,438	0.5%
Segro PLC	1,075,393	9,301,543	1.0%
Other Securities		26,218,809	2.6%

TOTAL UNITED KINGDOM		39,877,790	4.1%

UNITED STATES — (71.7%)
Alexandria Real Estate Equities, Inc.	112,039	10,434,192	1.1%
American Homes 4 Rent, Class A	223,503	7,317,488	0.8%
American Tower Corp.	319,390	56,912,104	5.9%
Americold Realty Trust, Inc.	183,748	4,817,873	0.5%
AvalonBay Communities, Inc.	97,277	16,122,690	1.7%
Boston Properties, Inc.	106,954	5,729,526	0.6%
Brixmor Property Group, Inc.	205,940	4,281,493	0.4%
Camden Property Trust	72,441	6,148,792	0.6%
Crown Castle, Inc.	297,278	27,640,908	2.9%
CubeSmart	162,904	5,553,397	0.6%
# Digital Realty Trust, Inc.	207,350	25,786,046	2.7%
EastGroup Properties, Inc.	30,895	5,043,609	0.5%
Equinix, Inc.	64,116	46,781,598	4.8%
Equity LifeStyle Properties, Inc.	121,055	7,965,419	0.8%
Equity Residential	246,371	13,631,707	1.4%
Essex Property Trust, Inc.	44,031	9,419,112	1.0%
Extra Space Storage, Inc.	144,626	14,981,807	1.6%
Federal Realty Investment Trust	50,312	4,587,951	0.5%
# Gaming and Leisure Properties, Inc.	180,220	8,180,186	0.8%
Healthpeak Properties, Inc.	368,072	5,723,520	0.6%
Host Hotels & Resorts, Inc.	487,584	7,547,800	0.8%
Invitation Homes, Inc.	419,169	12,445,128	1.3%
Iron Mountain, Inc.	200,300	11,831,721	1.2%
Kimco Realty Corp.	422,272	7,575,560	0.8%
Lamar Advertising Co., Class A	59,388	4,885,851	0.5%
Mid-America Apartment Communities, Inc.	80,119	9,466,060	1.0%
NNN REIT, Inc.	125,064	4,543,575	0.5%
# Omega Healthcare Investors, Inc.	166,424	5,508,634	0.6%
Prologis, Inc.	633,825	63,857,869	6.6%
Public Storage	108,348	25,863,751	2.7%
# Realty Income Corp.	482,806	22,875,348	2.4%
Regency Centers Corp.	106,163	6,397,382	0.7%
Rexford Industrial Realty, Inc.	141,594	6,122,525	0.6%
SBA Communications Corp.	74,325	15,506,425	1.6%
Simon Property Group, Inc.	224,848	24,708,547	2.6%

81

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

			Percentage of
	Shares	Value†	Net Assets‡
UNITED STATES — (Continued)
Sun Communities, Inc.	85,372	$9,496,781	1.0%
UDR, Inc.	214,530	6,824,199	0.7%
Ventas, Inc.	276,181	11,726,645	1.2%
VICI Properties, Inc.	698,597	19,490,856	2.0%
Welltower, Inc.	355,078	29,688,072	3.1%
WP Carey, Inc.	146,709	7,870,938	0.8%
Other Securities		109,221,654	11.1%

TOTAL UNITED STATES		710,514,739	73.6%

TOTAL COMMON STOCKS (Cost $1,069,316,024)		959,897,406	99.4%

TOTAL INVESTMENT SECURITIES — (96.9%) (Cost $1,069,316,024)		959,897,406

SECURITIES LENDING COLLATERAL — (3.1%)
@§ The DFA Short Term Investment Fund	2,644,420	30,588,014	3.2%

TOTAL INVESTMENTS — (100.0%) (Cost $1,099,904,038)		$990,485,420	102.6%

82

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$47,645,017	$—	$—	$47,645,017
Belgium	9,020,043	—	—	9,020,043
Canada	11,919,740	—	—	11,919,740
China	107,032	—	—	107,032
France	14,415,480	—	—	14,415,480
Germany	273,983	—	—	273,983
Hong Kong	9,170,252	—	—	9,170,252
India	1,805,569	—	—	1,805,569
Ireland	299,040	—	—	299,040
Italy	91,073	—	—	91,073
Japan	63,287,505	—	—	63,287,505
Korea, Republic of	815,989	—	—	815,989
Malaysia	971,554	—	—	971,554
Mexico	5,851,382	—	—	5,851,382
Netherlands	1,441,259	—	—	1,441,259
New Zealand	3,334,907	—	—	3,334,907
Philippines	174,687	—	—	174,687
Saudi Arabia	872,690	—	—	872,690
Singapore	28,804,587	—	—	28,804,587
South Africa	4,010,227	—	—	4,010,227
Spain	3,105,577	—	—	3,105,577
Taiwan	128,675	—	—	128,675
Thailand	—	494,709	—	494,709
Turkey	1,463,900	—	—	1,463,900
United Kingdom	39,877,790	—	—	39,877,790
United States	710,514,739	—	—	710,514,739
Securities Lending Collateral	—	30,588,014	—	30,588,014

Total Investments	$959,402,697	$31,082,723	$—	$990,485,420

See accompanying Notes to Financial Statements.

83

DIMENSIONAL WORLD EQUITY ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Dimensional Emerging Markets Core Equity 2 ETF of Dimensional ETF Trust	273,459	$6,141,889
Dimensional Global Real Estate ETF of Dimensional ETF Trust	74,189	1,607,676
Dimensional International Core Equity 2 ETF of Dimensional ETF Trust	655,107	14,775,938
Dimensional U.S. Core Equity 1 ETF of Dimensional ETF Trust	277,169	12,904,989
Dimensional U.S. Core Equity 2 ETF of Dimensional ETF Trust	1,528,236	38,725,500
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		74,155,992

(Cost $75,808,285)		$74,155,992

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$74,155,992	$—	$—	$74,155,992

Total Investments	$74,155,992	$—	$—	$74,155,992

See accompanying Notes to Financial Statements.

84

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional US Core Equity Market ETF	Dimensional US Core Equity 1 ETF	Dimensional US High Profitability ETF
ASSETS:
Investment Securities at Value (including $116,687, $4,899 and $69,614 of securities on loan, respectively)	$3,867,257	$117,157	$3,177,065
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $118,531, $4,938 and $70,627, respectively) (Note G)	118,531	4,938	70,627
Segregated Cash for Future Contracts	109	—	—
Cash	6,405	300	2,651
Receivables:
Investment Securities Sold	8,068	174	—
Dividends and Interest	2,687	75	3,809
Receivable for Capital Shares Issued	60	—	—
Futures Margin Variation	11	—	—
Receivable from Advisor	—	13	—
Prepaid Expenses and Other Assets	—	14	—

Total Assets	4,003,128	122,671	3,254,152

LIABILITIES:
Payables:
Investment Securities Purchased	—	194	—
Upon Return of Securities Loaned	118,531	4,938	70,627
Accrued Expenses and Other Liabilities:
Advisory Fee	399	—	504
Administration and Accounting	—	4	29
Custodian	—	5	6
Trustee	—	1	9
Other Expenses	3	22	252

Total Liabilities	118,933	5,164	71,427
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$3,884,195	$117,507	$3,182,725

SHARES OUTSTANDING, NO PAR VALUE	133,550,000	2,525,000	126,450,000

Net Asset Value, Offering and Redemption price per share	$29.08	$46.54	$25.17

Investment Securities at Cost	$3,715,654	$120,100	$3,124,497

NET ASSETS CONSIST OF:
Paid-In Capital	$3,930,877	$120,577	$3,160,980
Total Distributable Earnings (Loss)	(46,682)	(3,070)	21,745

NET ASSETS	$3,884,195	$117,507	$3,182,725

See accompanying Notes to Financial Statements.

85

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional US Large Cap Value ETF	Dimensional US Real Estate ETF	Dimensional US Small Cap Value ETF
ASSETS:
Investment Securities at Value (including $5,627, $36,698 and $130,000 of securities on loan, respectively)	$961,684	$667,821	$1,822,266
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $5,777, $37,175 and $132,822, respectively) (Note G)	5,777	37,175	132,822
Cash	3,519	1,037	2,384
Receivables:
Investment Securities Sold	—	258	1,528
Dividends and Interest	1,093	438	566
Receivable for Capital Shares Issued	529	—	611
Prepaid Expenses and Other Assets	15	—	—

Total Assets	972,617	706,729	1,960,177

LIABILITIES:
Payables:
Investment Securities Purchased	3,750	638	2,114
Fund Shares Redeemed	—	—	9
Upon Return of Securities Loaned	5,777	37,175	132,822
Accrued Expenses and Other Liabilities:
Advisory Fee	121	80	429
Administration and Accounting	29	16	23
Custodian	12	2	3
Trustee	1	3	6
Other Expenses	136	48	146

Total Liabilities	9,826	37,962	135,552
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$962,791	$668,767	$1,824,625

SHARES OUTSTANDING, NO PAR VALUE	40,500,000	35,300,000	76,250,000

Net Asset Value, Offering and Redemption price per share	$23.77	$18.95	$23.93

Investment Securities at Cost	$1,007,708	$776,582	$1,941,679

NET ASSETS CONSIST OF:
Paid-In Capital	$1,014,538	$790,402	$1,985,816
Total Distributable Earnings (Loss)	(51,747)	(121,635)	(161,191)

NET ASSETS	$962,791	$668,767	$1,824,625

See accompanying Notes to Financial Statements.

86

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional International Core Equity Market ETF	Dimensional International Core Equity 2 ETF	Dimensional International Small Cap Value ETF
ASSETS:
Investment Securities at Value (including $115,372, $204,778 and $34,516 of securities on loan, respectively)	$3,947,719	$4,056,620	$1,272,670
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $96,730, $185,346 and $18,406, respectively) (Note G)	96,730	185,346	18,406
Segregated Cash for Future Contracts	503	—	—
Foreign Currencies at Value	12,895	5,301	3,021
Cash	4,996	3,357	207
Receivables:
Investment Securities Sold	6,384	4,527	663
Dividends and Interest	9,573	10,567	5,101
Receivable for Capital Shares Issued	—	542	356
Futures Margin Variation	49	—	—
Receivable for Tax Reclaims	5,067	2,901	1,204

Total Assets	4,083,916	4,269,161	1,301,628

LIABILITIES:
Payables:
Investment Securities Purchased	234	2,858	1,076
Upon Return of Securities Loaned	96,730	185,346	18,406
Accrued Expenses and Other Liabilities:
Advisory Fee	610	526	351
Administration and Accounting	—	33	28
Custodian	—	147	44
Trustee	—	13	4
Other Expenses	1	354	97

Total Liabilities	97,575	189,277	20,006
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$3,986,341	$4,079,884	$1,281,622

SHARES OUTSTANDING, NO PAR VALUE	159,000,000	182,400,000	56,150,000

Net Asset Value, Offering and Redemption price per share	$25.07	$22.37	$22.82

Investment Securities at Cost	$4,028,857	$4,051,405	$1,233,996

Foreign Currencies at Cost	$13,125	$5,363	$3,068

NET ASSETS CONSIST OF:
Paid-In Capital	$4,216,244	$4,143,731	$1,271,364
Total Distributable Earnings (Loss)	(229,903)	(63,847)	10,258

NET ASSETS	$3,986,341	$4,079,884	$1,281,622

See accompanying Notes to Financial Statements.

87

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional International Small Cap ETF	Dimensional International High Profitability ETF	Dimensional Emerging Core Equity Market ETF
ASSETS:
Investment Securities at Value (including $24,434, $65,138 and $92,442 of securities on loan, respectively)	$712,108	$1,353,558	$2,866,734
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $15,704, $63,554 and $29,050, respectively) (Note G)	15,704	63,554	29,050
Segregated Cash for Future Contracts	—	95	694
Foreign Currencies at Value	1,579	3,700	18,653
Cash	71	148	430
Receivables:
Investment Securities Sold	1,033	425	1,791
Dividends and Interest	2,093	2,356	3,607
Receivable for Capital Shares Issued	—	296	5,497
Futures Margin Variation	—	9	68
Receivable for Tax Reclaims	549	911	40

Total Assets	733,137	1,425,052	2,926,564

LIABILITIES:
Payables:
Investment Securities Purchased	—	174	5,178
Upon Return of Securities Loaned	15,704	63,554	29,050
Accrued Foreign Taxes	—	—	5,809
Accrued Expenses and Other Liabilities:
Advisory Fee	168	291	873
Administration and Accounting	20	31	—
Custodian	35	30	—
Trustee	3	4	—
Other Expenses	53	120	7

Total Liabilities	15,983	64,204	40,917
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$717,154	$1,360,848	$2,885,647

SHARES OUTSTANDING, NO PAR VALUE	34,400,000	60,700,000	133,300,000

Net Asset Value, Offering and Redemption price per share	$20.85	$22.42	$21.65

Investment Securities at Cost	$708,005	$1,363,820	$3,074,779

Foreign Currencies at Cost	$1,585	$3,734	$18,629

NET ASSETS CONSIST OF:
Paid-In Capital	$733,811	$1,394,966	$3,195,599
Total Distributable Earnings (Loss)	(16,657)	(34,118)	(309,952)

NET ASSETS	$717,154	$1,360,848	$2,885,647

See accompanying Notes to Financial Statements.

88

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional Emerging Markets High Profitability ETF	Dimensional Emerging Markets Value ETF	Dimensional Emerging Markets Core Equity 2 ETF
ASSETS:
Investment Securities at Value (including $2,475, $6,591 and $71,192 of securities on loan, respectively)	$158,765	$439,170	$2,356,658
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $1,208, $1,210 and $13,579, respectively) (Note G)	1,208	1,210	13,579
Foreign Currencies at Value	944	2,638	5,848
Cash	101	211	2,385
Receivables:
Investment Securities Sold	363	923	4,375
Dividends and Interest	250	763	2,718
Receivable for Capital Shares Issued	—	10,428	—
Receivable for Tax Reclaims	3	7	26

Total Assets	161,634	455,350	2,385,589

LIABILITIES:
Payables:
Investment Securities Purchased	360	10,255	5,361
Upon Return of Securities Loaned	1,208	1,210	13,579
Accrued Foreign Taxes	213	1,054	4,839
Accrued Expenses and Other Liabilities:
Advisory Fee	38	91	558
Administration and Accounting	12	17	26
Custodian	10	56	267
Trustee	1	2	7
Other Expenses	24	41	215

Total Liabilities	1,866	12,726	24,852
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$159,768	$442,624	$2,360,737

SHARES OUTSTANDING, NO PAR VALUE	7,300,000	19,600,000	105,500,000

Net Asset Value, Offering and Redemption price per share	$21.89	$22.58	$22.38

Investment Securities at Cost	$159,289	$443,649	$2,372,906

Foreign Currencies at Cost	$943	$2,646	$5,847

NET ASSETS CONSIST OF:
Paid-In Capital	$165,833	$460,550	$2,454,900
Total Distributable Earnings (Loss)	(6,065)	(17,926)	(94,163)

NET ASSETS	$159,768	$442,624	$2,360,737

See accompanying Notes to Financial Statements.

89

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional Global Real Estate ETF	Dimensional World Equity ETF
ASSETS:
Investments in Affiliated Investment Company at Value	$—	$74,156
Investment Securities at Value (including $32,714 and $— of securities on loan, respectively)	959,897	—
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $30,588 and $—, respectively) (Note G)	30,588	—
Foreign Currencies at Value	2,121	—
Cash	1,796	58
Receivables:
Investment Securities Sold	467	—
Dividends and Interest	1,185	—
Receivable for Capital Shares Issued	360	—
Receivable for Tax Reclaims	105	—
Receivable from Advisor	—	13
Prepaid Expenses and Other Assets	14	19

Total Assets	996,533	74,246

LIABILITIES:
Payables:
Investment Securities Purchased	348	—
Upon Return of Securities Loaned	30,588	—
Accrued Foreign Taxes	2	—
Accrued Expenses and Other Liabilities:
Advisory Fee	118	—
Administration and Accounting	29	3
Custodian	6	1
Trustee	2	—
Other Expenses	114	12

Total Liabilities	31,207	16
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$965,326	$74,230

SHARES OUTSTANDING, NO PAR VALUE	44,650,000	1,550,000

Net Asset Value, Offering and Redemption price per share	$21.62	$47.89

Investments in affiliated Investment Companies at Cost	$—	$75,808

Investment Securities at Cost	$1,069,316	$—

Foreign Currencies at Cost	$2,130	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$1,078,402	$75,882
Total Distributable Earnings (Loss)	(113,076)	(1,652)

NET ASSETS	$965,326	$74,230

See accompanying Notes to Financial Statements.

90

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional US Core Equity Market ETF(a)	Dimensional US Core Equity 1 ETF(a)(b)	Dimensional US High Profitability ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(22), $— and $(7), respectively)	$54,421	$99	$44,359
Income from Securities Lending, Net	252	1	36

Total Investment Income	54,673	100	44,395

EXPENSES:
Investment Management Fees (Note D)	4,041	10	4,218
Administration and Accounting	—	4	70
Custodian	—	5	13
Filing Fees	—	12	297
Trustees’ Fees & Expenses	—	1	18
Organization Fees	—	1	—
Professional Fees	—	2	38
Exchange Listing Fee	—	3	14
Other Expenses	25	4	113

Total Expenses	4,066	42	4,781

Fees Waived, Expenses Reimbursed by Advisor (Note D)	—	(30)	—
Fees Paid Indirectly (Note D)	—	—	(2)

Net Expenses	4,066	12	4,779

Net Investment Income (Loss)	50,607	88	39,616

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(171,293)	(200)	(31,574)
In-Kind Transactions	26,423	209	29,067
Futures	(52)	—	(65)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	304,473	(2,944)	66,680
Futures	(64)	—	—

Net Realized and Unrealized Gain (Loss)	159,487	(2,935)	64,108

Net Increase (Decrease) in Net Assets Resulting from Operations	$210,094	$(2,847)	$103,724

(a)	Portion of income is from investment in affiliated fund.
(b)	For the period from the commencement of operations on September 12, 2023 through October 31, 2023.

See accompanying Notes to Financial Statements.

91

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional US Large Cap Value ETF(a) (b)	Dimensional US Real Estate ETF(a)	Dimensional US Small Cap Value ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $—, $— and $(26), respectively) .	$11,611	$19,928	$25,635
Income from Securities Lending, Net	2	28	124

Total Investment Income	11,613	19,956	25,759

EXPENSES:
Investment Management Fees (Note D)	958	989	3,767
Administration and Accounting	42	39	54
Custodian	12	4	12
Filing Fees	110	63	176
Trustees’ Fees & Expenses	3	5	12
Deferred Offering Fees	6	—	—
Organization Fees	8	—	—
Professional Fees	7	13	26
Exchange Listing Fee	7	7	9
Previously Waived Fees Recovered by Advisor (Note D)	—	—	5
Other Expenses	36	64	77

Total Expenses	1,189	1,184	4,138

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(80)	(79)	—
Fees Paid Indirectly (Note D)	(1)	(1)	(8)

Net Expenses	1,108	1,104	4,130

Net Investment Income (Loss)	10,505	18,852	21,629

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(7,609)	(14,099)	(40,386)
In-Kind Transactions	5,699	4,999	75,136
Futures	10	(232)	264
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(46,024)	(77,080)	(151,177)

Net Realized and Unrealized Gain (Loss)	(47,924)	(86,412)	(116,163)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(37,419)	$(67,560)	$(94,534)

(a)	Portion of income is from investment in affiliated fund.
(b)	For the period from the commencement of operations on December 6, 2022 through October 31, 2023.

See accompanying Notes to Financial Statements.

92

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional International Core Equity Market ETF(a)	Dimensional International Core Equity 2 ETF(a)	Dimensional International Small Cap Value ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(14,475), $(13,781) and $(4,990), respectively)	$107,340	$104,539	$37,428
Income from Securities Lending, Net	631	1,297	344

Total Investment Income	107,971	105,836	37,772

EXPENSES:
Investment Management Fees (Note D)	6,131	6,299	3,872
Administration and Accounting	—	100	53
Custodian	—	286	107
Filing Fees	—	447	122
Trustees’ Fees & Expenses	—	27	8
Professional Fees	—	57	21
Exchange Listing Fee	—	4	5
Previously Waived Fees Recovered by Advisor (Note D)	—	5	—
Other Expenses	24	186	97

Total Expenses	6,155	7,411	4,285

Fees Waived, Expenses Reimbursed by Advisor (Note D)	—	(166)	(114)
Fees Paid Indirectly (Note D)	—	(44)	(24)

Net Expenses	6,155	7,201	4,147

Net Investment Income (Loss)	101,816	98,635	33,625

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(140,915)	(68,473)	(30,861)
In-Kind Transactions	—	—	1,447
Futures	(733)	(1,170)	(566)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	268,147	78,484	86,516
Futures	(80)	—	—

Net Realized and Unrealized Gain (Loss)	126,419	8,841	56,536

Net Increase (Decrease) in Net Assets Resulting from Operations	$228,235	$107,476	$90,161

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

93

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional International Small Cap ETF(a)	Dimensional International High Profitability ETF(a)	Dimensional Emerging Core Equity Market ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(2,371), $(4,096) and $(9,319), respectively)	$18,410	$31,614	$71,378
Non-cash Dividends	—	—	8,522
Income from Securities Lending, Net	624	264	1,938

Total Investment Income	19,034	31,878	81,838

EXPENSES:
Investment Management Fees (Note D)	2,137	2,655	8,430
Administration and Accounting	44	54	—
Custodian	81	61	—
Filing Fees	73	139	—
Trustees’ Fees & Expenses	5	9	—
Professional Fees	12	22	—
Exchange Listing Fee	5	5	—
Previously Waived Fees Recovered by Advisor (Note D)	—	3	—
Other Expenses	83	98	18

Total Expenses	2,440	3,046	8,448

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(59)	—	—
Fees Paid Indirectly (Note D)	(18)	(13)	—

Net Expenses	2,363	3,033	8,448

Net Investment Income (Loss)	16,671	28,845	73,390

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(22,027)	(24,468)	(76,247)
Futures	(85)	(724)	(904)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	19,622	37,175	155,398
Futures	—	(40)	(204)

Net Realized and Unrealized Gain (Loss)	(2,490)	11,943	78,043

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,181	$40,788	$151,433

(a)	Portion of income is from investment in affiliated fund.
*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $32.

See accompanying Notes to Financial Statements.

94

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional Emerging Markets High Profitability ETF(a)	Dimensional Emerging Markets Value ETF(a)	Dimensional Emerging Markets Core Equity 2 ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(675), $(2,079) and $(7,281), respectively)	$5,144	$17,947	$60,295
Non-cash Dividends	297	—	—
Income from Securities Lending, Net	54	117	1,876

Total Investment Income	5,495	18,064	62,171

EXPENSES:
Investment Management Fees (Note D)	472	1,390	5,693
Administration and Accounting	38	38	64
Custodian	43	139	582
Filing Fees	18	43	256
Trustees’ Fees & Expenses	1	3	15
Organization Fees	—	1	1
Professional Fees	10	19	63
Exchange Listing Fee	7	6	14
Other Expenses	37	58	138

Total Expenses	626	1,697	6,826

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(73)	(124)	(96)
Fees Paid Indirectly (Note D)	(11)	(25)	(116)

Net Expenses	542	1,548	6,614

Net Investment Income (Loss)	4,953	16,516	55,557

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(5,595)	(12,896)	(71,368)
Futures	(54)	(164)	(1,017)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	8,516	23,257	79,241

Net Realized and Unrealized Gain (Loss)	2,867	10,197	6,856

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,820	$26,713	$62,413

(a)	Portion of income is from investment in affiliated fund.
*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $2, $4 and $37.

See accompanying Notes to Financial Statements.

95

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional Global Real Estate ETF(a)(b)	Dimensional World Equity ETF(c)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(824) and $—, respectively)	$17,691	—
Income from Securities Lending, Net	25	—

Total Investment Income	17,716	—

EXPENSES:
Investment Management Fees (Note D)	901	1
Administration and Accounting	41	3
Custodian	20	1
Filing Fees	106	8
Trustees’ Fees & Expenses	3	—
Deferred Offering Fees	5	—
Organization Fees	17	—
Professional Fees	12	1
Exchange Listing Fee	7	2
Other Expenses	33	1

Total Expenses	1,145	17

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(100)	(14)
Fees Paid Indirectly (Note D)	(6)	—

Net Expenses	1,039	3

Net Investment Income (Loss)	16,677	(3)

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(8,022)	—
Futures	(171)	—
Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investment Companies Shares	—	(1,652)
Investment Securities and Foreign Currency Translations	(109,449)	—

Net Realized and Unrealized Gain (Loss)	(117,642)	(1,652)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(100,965)	$(1,655)

(a)	Portion of income is from investment in affiliated fund.
(b)	For the period from the commencement of operations on December 6, 2022 through October 31, 2023.
(c)	For the period from the commencement of operations on September 26, 2023 through October 31, 2023.

See accompanying Notes to Financial Statements.

96

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Core Equity Market ETF		Dimensional US Core Equity 1 ETF
	Year ended October 31, 2023	Year ended October 31, 2022	For the period Sep. 12, 2023(a) through October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$50,607	$29,364	$88
Net Realized Gain (Loss) on:
Investment Securities Sold	(171,293)	(30,319)	(200)
In-Kind Transactions	26,423	26,689	209
Futures	(52)	268	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	304,473	(301,294)	(2,944)
Futures	(64)	—	—

Change in Net Assets Resulting from Operations	210,094	(275,292)	(2,847)

Distributions:
Total Distributions	(46,897)	(26,838)	—

Change in Net Assets Resulting from Distributions	(46,897)	(26,838)	—

Capital Share Transactions:
Shares Issued	1,268,598	1,746,205	126,348
Cost of Shares Redeemed	(130,501)	(189,514)	(5,994)

Change in Net Assets Resulting from Capital Share Transactions	1,138,097	1,556,691	120,354

Change in Net Assets	1,301,294	1,254,561	117,507
Net Assets:
Beginning of Period	2,582,901	1,328,340	—

End of Period	$3,884,195	$2,582,901	$117,507

Share Transactions:
Issued	43,600	60,050	2,650
Redeemed	(4,554)	(6,950)	(125)

Change in Shares	39,046	53,100	2,525

(a)	Commencement of operations.

See accompanying Notes to Financial Statements.

97

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US High Profitability ETF		Dimensional US Large Cap Value ETF
	Year ended October 31, 2023	For the period Feb. 23, 2022(a) through October 31, 2022	For the period Dec. 6, 2022(a) through October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$39,616	$7,154	$10,505
Net Realized Gain (Loss) on:
Investment Securities Sold	(31,574)	(3,959)	(7,609)
In-Kind Transactions	29,067	2,778	5,699
Futures	(65)	—	10
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	66,680	(14,112)	(46,024)

Change in Net Assets Resulting from Operations	103,724	(8,139)	(37,419)

Distributions:
Total Distributions	(35,685)	(4,813)	(8,365)

Change in Net Assets Resulting from Distributions	(35,685)	(4,813)	(8,365)

Capital Share Transactions:
Shares Issued	2,175,396	1,129,145	1,051,891
Cost of Shares Redeemed	(144,790)	(32,113)	(43,316)

Change in Net Assets Resulting from Capital Share Transactions	2,030,606	1,097,032	1,008,575

Change in Net Assets	2,098,645	1,084,080	962,791
Net Assets:
Beginning of Period	1,084,080	—	—

End of Period	$3,182,725	$1,084,080	$962,791

Share Transactions:
Issued	86,000	47,400	42,250
Redeemed	(5,550)	(1,400)	(1,750)

Change in Shares	80,450	46,000	40,500

(a)	Commencement of operations.

See accompanying Notes to Financial Statements.

98

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Real Estate ETF		Dimensional US Small Cap Value ETF
	Year ended October 31, 2023	For the period Feb. 23, 2022(a) through October 31, 2022	Year ended October 31, 2023	For the period Feb. 23, 2022(a) through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$18,852	$2,397	$21,629	$2,911
Net Realized Gain (Loss) on:
Investment Securities Sold	(14,099)	(252)	(40,386)	(1,829)
In-Kind Transactions	4,999	473	75,136	1,492
Futures	(232)	—	264	(13)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(77,080)	(31,681)	(151,177)	31,763

Change in Net Assets Resulting from Operations	(67,560)	(29,063)	(94,534)	34,324

Distributions:
Total Distributions	(17,888)	(1,058)	(19,562)	(2,003)

Change in Net Assets Resulting from Distributions	(17,888)	(1,058)	(19,562)	(2,003)

Capital Share Transactions:
Shares Issued	510,911	334,821	1,643,383	674,252
Cost of Shares Redeemed	(54,646)	(6,750)	(394,914)	(16,321)

Change in Net Assets Resulting from Capital Share Transactions	456,265	328,071	1,248,469	657,931

Change in Net Assets	370,817	297,950	1,134,373	690,252
Net Assets:
Beginning of Period	297,950	—	690,252	—

End of Period	$668,767	$297,950	$1,824,625	$690,252

Share Transactions:
Issued	23,900	14,350	64,550	28,300
Redeemed	(2,650)	(300)	(15,900)	(700)

Change in Shares	21,250	14,050	48,650	27,600

(a)	Commencement of operations.

See accompanying Notes to Financial Statements.

99

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International Core Equity Market ETF		Dimensional International Core Equity 2 ETF
	Year ended October 31, 2023	Year ended October 31, 2022	Year ended October 31, 2023	For the period Mar. 23, 2022(a) through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$101,816	$47,895	$98,635	$10,841
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(140,915)	(19,585)	(68,473)	(13,784)
Futures	(733)	(58)	(1,170)	(61)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	268,147	(381,096)	78,484	(73,500)
Futures	(80)	—	—	—

Change in Net Assets Resulting from Operations .	228,235	(352,844)	107,476	(76,504)

Distributions:
Total Distributions	(95,302)	(43,351)	(88,069)	(6,750)

Change in Net Assets Resulting from Distributions	(95,302)	(43,351)	(88,069)	(6,750)

Capital Share Transactions:
Shares Issued	1,595,991	1,886,172	2,645,541	1,498,190

Change in Net Assets Resulting from Capital Share Transactions	1,595,991	1,886,172	2,645,541	1,498,190

Change in Net Assets	1,728,924	1,489,977	2,664,948	1,414,936
Net Assets:
Beginning of Period	2,257,417	767,440	1,414,936	—

End of Period	$3,986,341	$2,257,417	$4,079,884	$1,414,936

Share Transactions:
Issued	60,100	73,100	112,700	69,700

Change in Shares	60,100	73,100	112,700	69,700

(a)	Commencement of operations.

See accompanying Notes to Financial Statements.

100

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International Small Cap Value ETF		Dimensional International Small Cap ETF
	Year ended October 31, 2023	For the period Mar. 23, 2022(a) through October 31, 2022	Year ended October 31, 2023	For the period Mar. 23, 2022(a) through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$33,625	$4,170	$16,671	$1,774
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(30,861)	(3,042)	(22,027)	(1,706)
In-Kind Transactions	1,447	—	—	—
Futures	(566)	(39)	(85)	182
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	86,516	(47,964)	19,622	(15,557)

Change in Net Assets Resulting from Operations .	90,161	(46,875)	14,181	(15,307)

Distributions:
Total Distributions	(29,286)	(2,250)	(14,484)	(1,050)

Change in Net Assets Resulting from Distributions	(29,286)	(2,250)	(14,484)	(1,050)

Capital Share Transactions:
Shares Issued	754,660	521,204	394,274	339,540
Cost of Shares Redeemed	(5,992)	—	—	—

Change in Net Assets Resulting from Capital Share Transactions	748,668	521,204	394,274	339,540

Change in Net Assets	809,543	472,079	393,971	323,183
Net Assets:
Beginning of Period	472,079	—	323,183	—

End of Period	$1,281,622	$472,079	$717,154	$323,183

Share Transactions:
Issued	32,400	24,000	17,800	16,600
Redeemed	(250)	—	—	—

Change in Shares	32,150	24,000	17,800	16,600

(a)	Commencement of operations.

See accompanying Notes to Financial Statements.

101

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional International High Profitability ETF		Dimensional Emerging Core Equity Market ETF
	Year ended October 31, 2023	For the period Mar. 23, 2022(a) through October 31, 2022	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$28,845	$5,240	$73,390	$33,058
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*	(24,468)	(2,093)	(76,247)	(22,793)
Futures	(724)	81	(904)	(704)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	37,175	(47,508)	155,398	(361,113)
Futures	(40)	—	(204)	—

Change in Net Assets Resulting from Operations .	40,788	(44,280)	151,433	(351,552)

Distributions:
Total Distributions	(26,376)	(4,250)	(73,021)	(29,290)

Change in Net Assets Resulting from Distributions	(26,376)	(4,250)	(73,021)	(29,290)

Capital Share Transactions:
Shares Issued	887,625	507,341	1,258,420	1,533,928

Change in Net Assets Resulting from Capital Share Transactions	887,625	507,341	1,258,420	1,533,928

Change in Net Assets	902,037	458,811	1,336,832	1,153,086
Net Assets:
Beginning of Period	458,811	—	1,548,815	395,729

End of Period	$1,360,848	$458,811	$2,885,647	$1,548,815

Share Transactions:
Issued	37,950	22,750	54,600	64,300

Change in Shares	37,950	22,750	54,600	64,300

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0 and $32.
(a)	Commencement of operations.

See accompanying Notes to Financial Statements.

102

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets High Profitability ETF		Dimensional Emerging Markets Value ETF
	Year ended October 31, 2023	For the period Apr. 26, 2022(a) through October 31, 2022	Year ended October 31, 2023	For the period Apr. 26, 2022(a) through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$4,953	$542	$16,516	$4,795
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*	(5,595)	(75)	(12,896)	(975)
Futures	(54)	(49)	(164)	(4)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	8,516	(9,256)	23,257	(28,812)

Change in Net Assets Resulting from Operations .	7,820	(8,838)	26,713	(24,996)

Distributions:
Total Distributions	(4,747)	(300)	(15,693)	(3,950)

Change in Net Assets Resulting from Distributions	(4,747)	(300)	(15,693)	(3,950)

Capital Share Transactions:
Shares Issued	85,681	80,152	262,237	198,313

Change in Net Assets Resulting from Capital Share Transactions	85,681	80,152	262,237	198,313

Change in Net Assets	88,754	71,014	273,257	169,367
Net Assets:
Beginning of Period	71,014	—	169,367	—

End of Period	$159,768	$71,014	$442,624	$169,367

Share Transactions:
Issued	3,700	3,600	11,300	8,300

Change in Shares	3,700	3,600	11,300	8,300

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $2 and $4.
(a)	Commencement of operations.

See accompanying Notes to Financial Statements.

103

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Core Equity 2 ETF		Dimensional Global Real Estate ETF	Dimensional World Equity ETF
	Year ended October 31, 2023	For the period Apr. 26, 2022(a) through October 31, 2022	For the period Dec. 6, 2022(a) through October 31, 2023	For the period Sep. 26, 2023(a) through October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$55,557	$9,281	$16,677	$(3)
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*,**	(71,368)	(7,495)	(8,022)	—
Forward Currency Contracts	—	—	—	—
Futures	(1,017)	(268)	(171)	—
Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investment Companies Shares	—	—	—	(1,652)
Investment Securities and Foreign Currency Translations	79,241	(100,355)	(109,449)	—

Change in Net Assets Resulting from Operations	62,413	(98,837)	(100,965)	(1,655)

Distributions:
Total Distributions	(50,589)	(7,150)	(12,117)	—

Change in Net Assets Resulting from Distributions	(50,589)	(7,150)	(12,117)	—

Capital Share Transactions:
Shares Issued	1,682,529	772,371	1,078,408	75,885
Change in Net Assets Resulting from Capital Share Transactions	1,682,529	772,371	1,078,408	75,885

Change in Net Assets	1,694,353	666,384	965,326	74,230
Net Assets:
Beginning of Period	666,384	—	—	—

End of Period	$2,360,737	$666,384	$965,326	$74,230

Share Transactions:
Issued	72,400	33,100	44,650	1,550

Change in Shares	72,400	33,100	44,650	1,550

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $37, $0 and $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $37, $0 and $226.
(a)	Commencement of operations.

See accompanying Notes to Financial Statements.

104

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Core Equity Market ETF			Dimensional US Core Equity 1 ETF
	Year ended October 31, 2023	Year ended October 31, 2022	Period November 17, 2020(a) through October 31, 2021	Period September 12, 2023(a) through October 31, 2023
Net Asset Value, Beginning of Period	$27.33	$32.08	$24.92	$49.84

Income From Investment Operations (a)
Net Investment Income (Loss)	0.44	0.42	0.36	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	1.72	(4.78)	7.04	(3.37)

Total from Investment Operations	2.16	(4.36)	7.40	(3.30)

Less Distributions:
Net Investment Income	(0.41)	(0.39)	(0.24)	—

Total Distributions	(0.41)	(0.39)	(0.24)	—

Net Asset Value, End of Period	$29.08	$27.33	$32.08	$46.54

Total Return at NAV (b)(c)	7.93%	(13.67)%	29.81%	(6.64)%

Total Return at Market (c)(d)	7.87%	(13.65)%	29.88%	(6.59)%

Net Assets, End of Year (thousands)	$3,884,195	$2,582,901	$1,328,340	$117,507
Ratio of Expenses to Average Net Assets(e)	0.12%	0.12%	0.12%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.12%	0.12%	0.12%	0.50%
Ratio of Net Investment Income to Average Net Assets.(e)	1.50%	1.46%	1.27%	1.08%
Portfolio Turnover Rate (c)(f)	7%	6%	3%	2%

(a)	Commencement of operations.

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

105

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US High Profitability ETF		Dimensional US Large Cap Value ETF
	Year ended October 31, 2023	Period February 23, 2022(a) through October 31, 2022	Period December 6, 2022(a) through October 31, 2023
Net Asset Value, Beginning of Period	$23.57	$24.54	$24.70

Income From Investment Operations (a)
Net Investment Income (Loss)	0.46	0.29	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	1.55	(1.11)	(1.07)

Total from Investment Operations	2.01	(0.82)	(0.60)

Less Distributions:
Net Investment Income	(0.41)	(0.15)	(0.33)

Total Distributions	(0.41)	(0.15)	(0.33)

Net Asset Value, End of Period	$25.17	$23.57	$23.77

Total Return at NAV (b)(c)	8.53%	(3.31)%	(2.45)%

Total Return at Market (c)(d)	8.56%	(3.30)%	(2.33)%

Net Assets, End of Year (thousands)	$3,182,725	$1,084,080	$962,791
Ratio of Expenses to Average Net Assets(e)	0.22%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by
Advisor and/or Fees Paid Indirectly) (e)	0.22%	0.21%	0.24%
Ratio of Net Investment Income to Average Net Assets.(e)	1.78%	1.81%	2.08%
Portfolio Turnover Rate (c)(f)	4%	2%	5%

(a) Commencement of operations.

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

106

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Real Estate ETF		Dimensional US Small Cap Value ETF
	Year ended October 31, 2023	Period February 23, 2022(a) through October 31, 2022	Year ended October 31, 2023	Period February 23, 2022(a) through October 31, 2022
Net Asset Value, Beginning of Period	$21.21	$24.65	$25.01	$24.66

Income From Investment Operations (a)
Net Investment Income (Loss)	0.69	0.40	0.41	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.30)	(3.72)	(1.13)	0.23

Total from Investment Operations	(1.61)	(3.32)	(0.72)	0.47

Less Distributions:
Net Investment Income	(0.65)	(0.12)	(0.36)	(0.12)

Total Distributions	(0.65)	(0.12)	(0.36)	(0.12)

Net Asset Value, End of Period	$18.95	$21.21	$23.93	$25.01

Total Return at NAV (b)(c)	(7.84)%	(13.52)%	(2.91)%	1.92%

Total Return at Market (c)(d)	(7.78)%	(13.50)%	(3.03)%	2.09%

Net Assets, End of Year (thousands)	$668,767	$297,950	$1,824,625	$690,252
Ratio of Expenses to Average Net Assets(e)	0.19%	0.19%	0.31%	0.31%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.20%	0.21%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets.(e)	3.24%	3.84%	1.61%	1.44%
Portfolio Turnover Rate (c)(f)	5%	2%	11%	4%

(a) Commencement of operations.

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

107

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International Core Equity Market ETF			Dimensional International Core Equity 2 ETF
	Year ended October 31, 2023	Year ended October 31, 2022	Period November 17, 2020(a) through October 31, 2021	Year ended October 31, 2023	Period March 23, 2022(a) through October 31, 2022
Net Asset Value, Beginning of Period	$22.83	$29.75	$25.07	$20.30	$24.95

Income From Investment Operations (a)
Net Investment Income (Loss)	0.80	0.83	0.77	0.74	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	2.16	(7.02)	4.36	1.94	(4.82)

Total from Investment Operations	2.96	(6.19)	5.13	2.68	(4.44)

Less Distributions:
Net Investment Income	(0.72)	(0.73)	(0.45)	(0.61)	(0.21)

Total Distributions	(0.72)	(0.73)	(0.45)	(0.61)	(0.21)

Net Asset Value, End of Period	$25.07	$22.83	$29.75	$22.37	$20.30

Total Return at NAV (b)(c)	12.84%	(21.04)%	20.54%	13.07%	(17.83)%

Total Return at Market (c)(d)	13.65%	(21.30)%	21.08%	13.85%	(17.71)%

Net Assets, End of Year (thousands)	$3,986,341	$2,257,417	$767,440	$4,079,884	$1,414,936
Ratio of Expenses to Average Net Assets(e)	0.18%	0.18%	0.18%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.18%	0.18%	0.18%	0.24%	0.23%
Ratio of Net Investment Income to Average Net Assets.(e)	2.99%	3.24%	2.78%	3.13%	2.95%
Portfolio Turnover Rate (c)(f)	7%	5%	4%	8%	5%

(a)	Commencement of operations.

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

108

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International Small Cap Value ETF		Dimensional International Small Cap ETF
	Year ended October 31, 2023	Period March 23, 2022(a) through October 31, 2022	Year ended October 31, 2023	Period March 23, 2022(a) through October 31, 2022
Net Asset Value, Beginning of Period	$19.67	$24.94	$19.47	$25.00

Income From Investment Operations (a)
Net Investment Income (Loss)	0.80	0.36	0.61	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	2.99	(5.47)	1.27 (g)	(5.65)

Total from Investment Operations	3.79	(5.11)	1.88	(5.37)

Less Distributions:
Net Investment Income	(0.64)	(0.16)	(0.50)	(0.16)

Total Distributions	(0.64)	(0.16)	(0.50)	(0.16)

Net Asset Value, End of Period	$22.82	$19.67	$20.85	$19.47

Total Return at NAV (b)(c)	19.26%	(20.54)%	9.47%	(21.51)%

Total Return at Market (c)(d)	20.35%	(20.42)%	10.41%	(21.50)%

Net Assets, End of Year (thousands)	$1,281,622	$472,079	$717,154	$323,183
Ratio of Expenses to Average Net Assets(e)	0.42%	0.42%	0.39%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.43%	0.44%	0.40%	0.42%
Ratio of Net Investment Income to Average Net Assets.(e)	3.39%	2.86%	2.73%	2.27%
Portfolio Turnover Rate (c)(f)	13%	3%	10%	4%

(a) Commencement of operations.

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

109

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional International High Profitability ETF		Dimensional Emerging Core Equity Market ETF
	Year ended October 31, 2023	Period March 23, 2022(a) through October 31, 2022	Year ended October 31, 2023	Year ended October 31, 2022	Period December 1, 2020(a) through October 31, 2021
Net Asset Value, Beginning of Period	$20.17	$24.97	$19.68	$27.48	$25.41

Income From Investment Operations (a)
Net Investment Income (Loss)	0.64	0.41	0.70	0.81	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	2.15	(4.94)	1.92	(8.00)	1.75

Total from Investment Operations	2.79	(4.53)	2.62	(7.19)	2.37

Less Distributions:
Net Investment Income	(0.54)	(0.27)	(0.65)	(0.61)	(0.30)

Total Distributions	(0.54)	(0.27)	(0.65)	(0.61)	(0.30)

Net Asset Value, End of Period	$22.42	$20.17	$21.65	$19.68	$27.48

Total Return at NAV (b)(c)	13.74%	(18.18)%	13.18%	(26.50)%	9.33%

Total Return at Market (c)(d)	14.47%	(18.08)%	13.20%	(26.36)%	9.57%

Net Assets, End of Year (thousands)	$1,360,848	$458,811	$2,885,647	$1,548,815	$395,729
Ratio of Expenses to Average Net Assets(e)	0.29%	0.29%	0.35%	0.35%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.29%	0.29%	0.35%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets.(e)	2.72%	3.16%	3.05%	3.43%	2.40%
Portfolio Turnover Rate (c)(f)	13%	2%	5%	6%	4%

(a)	Commencement of operations.

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

110

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets High Profitability ETF		Dimensional Emerging Markets Value ETF
	Year ended October 31, 2023	Period April 26, 2022(a) through October 31, 2022	Year ended October 31, 2023	Period April 26, 2022(a) through October 31, 2022
Net Asset Value, Beginning of Period	$19.73	$25.03	$20.41	$25.04

Income From Investment Operations (a)
Net Investment Income (Loss)	0.85	0.44	1.07	0.83
Net Gains (Losses) on Securities (Realized and Unrealized)	2.08	(5.55)	2.03)	(4.91)

Total from Investment Operations	2.93	(5.11)	3.10	(4.08)

Less Distributions:
Net Investment Income	(0.77)	(0.19)	(0.93)	(0.55)

Total Distributions	(0.77)	(0.19)	(0.93)	(0.55)

Net Asset Value, End of Period	$21.89	$19.73	$22.58	$20.41

Total Return at NAV (b)(c)	14.69%	(20.53)%	15.07%	(16.51)%

Total Return at Market (c)(d)	14.62%	(20.25)%	14.82%	(16.08)%

Net Assets, End of Year (thousands)	$159,768	$71,014	$442,624	$169,367
Ratio of Expenses to Average Net Assets(e)	0.40%	0.41%	0.42%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.46%	0.65%	0.46%	0.47%
Ratio of Net Investment Income to Average Net Assets.(e)	3.67%	3.90%	4.52%	7.12%
Portfolio Turnover Rate (c)(f)	18%	—%	18%	2%

(a)	Commencement of operations.

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

111

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Emerging Markets Core Equity 2 ETF		Dimensional Global Real Estate ETF
	Year ended October 31, 2023	Period April 26, 2022(a) through October 31, 2022	Period December 6, 2022(a) through October 31, 2023
Net Asset Value, Beginning of Period	$20.13	$25.04	$24.82

Income From Investment Operations (a)
Net Investment Income (Loss)	0.76	0.49	0.76
Net Gains (Losses) on Securities (Realized and Unrealized)	2.11	(5.10)	(3.43)

Total from Investment Operations	2.87	(4.61)	(2.67)

Less Distributions:
Net Investment Income	(0.62)	(0.30)	(0.53)

Total Distributions	(0.62)	(0.30)	(0.53)

Net Asset Value, End of Period	$22.38	$20.13	$21.62

Total Return at NAV (b)(c)	14.13%	(18.54)%	(10.94)%

Total Return at Market (c)(d)	13.99%	(18.14)%	(10.74)%

Net Assets, End of Year (thousands)	$2,360,737	$666,384	$965,326
Ratio of Expenses to Average Net Assets(e)	0.38%	0.38%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.40%	0.38%	0.24%
Ratio of Net Investment Income to Average Net Assets.(e)	3.22%	4.22%	3.54%
Portfolio Turnover Rate (c)(f)	14%	4%	9%

(a)	Commencement of operations.

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

112

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Dimensional World Equity ETF
Period September 26, 2023(a) through October 31, 2023
Net Asset Value, Beginning of Period	$49.31

Income From Investment Operations (a)
Net Investment Income (Loss)	—
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.42)

Total from Investment Operations	(1.42)

Net Asset Value, End of Period	$47.89

Total Return at NAV (b)(c)	(2.87)%

Total Return at Market (c)(d)	(2.79)%

Net Assets, End of Year (thousands)	$74,230
Ratio of Expenses to Average Net Assets(e)(h)*	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)*	0.53%
Ratio of Net Investment Loss to Average Net Assets (e)(h)*	(0.06)%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Fund indirectly as a result of Fund’s investment in Underlying Funds as follows:	0.19%

(a)	Commencement of operations.

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of October 31, 2023, the Trust is comprised of thirty-four operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional US Core Equity Market ETF	US Core Equity ETF
Dimensional US Core Equity 1 ETF	US Core Equity 1 ETF
Dimensional US High Profitability ETF	US High Profitability ETF
Dimensional US Large Cap Value ETF	US Large Cap Value ETF
Dimensional US Real Estate ETF	US Real Estate ETF
Dimensional US Small Cap Value ETF	US Small Cap Value ETF
Dimensional International Core Equity Market ETF	International Core ETF
Dimensional International Core Equity 2 ETF	International Core Equity 2 ETF
Dimensional International Small Cap Value ETF	International Small Cap Value ETF
Dimensional International Small Cap ETF	International Small Cap ETF
Dimensional International High Profitability ETF	International High Profitability ETF
Dimensional Emerging Core Equity Market ETF	Emerging Markets Core ETF
Dimensional Emerging Markets High Profitability ETF	Emerging Markets High Profitability ETF
Dimensional Emerging Markets Value ETF	Emerging Markets Value ETF
Dimensional Emerging Markets Core Equity 2 ETF	Emerging Markets Core 2 ETF
Dimensional Global Real Estate ETF	Global Real Estate ETF
Dimensional World Equity ETF	World Equity ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

The World Equity ETF (the “Fund of Fund”) is a “Fund of Funds” that achieves its investment objective by allocating its assets among other funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”). The World Equity ETF may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ (excluding the Dimensional U.S. Core Equity 2 ETF) shareholder reports are included in this report. Copies of the Dimensional U.S. Core Equity 2 ETF’s shareholder report is available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2023, the World Equity ETF was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

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Fund of Funds	Underlying Funds	Percentage Ownerships at 10/31/23
World Equity ETF	Dimensional US Core Equity 2 ETF	—%
	Dimensional US Core Equity 1 ETF	11%
	Dimensional International Core Equity 2 ETF	—%
	Dimensional Emerging Markets Core 2 ETF	—%
	Dimensional Global Real Estate ETF	—%

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the US Core Equity ETF, US Core Equity 1 ETF, US High Probability ETF, US Large Cap Value ETF, US Real Estate ETF, US Small Cap Value ETF, International Core ETF, Emerging Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, Global Real Estate ETF, and World Equity ETF are listed and traded on the NYSE Arca, Inc. Shares of the International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, and International High Profitability ETF are listed and traded on the Cboe BZX Exchange Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

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•

Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts). Money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the fair value hierarchy.

Equity securities (including exchange-traded Underlying Funds and over-the-counter securities) traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the fair value hierarchy.

With respect to the International Core ETF, International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability ETF, Emerging Markets Core ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, and Global Real Estate ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares, therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

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2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Certain securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund of Funds estimates the character of received distributions that may be considered return of capital distributions.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities sold and foreign currency transactions on the Statements of Operations.

4. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

6. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

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Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

7. OTHER

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Core Equity Market ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core Equity 2 ETF, and Global Real Estate ETF are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

C. DERIVATIVE INSTRUMENTS

All open derivative positions at year end are reflected on each Fund’s Summary Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. As of October 31, 2023, there were no forward currency contracts outstanding. During the period ended October 31, 2023, the Funds had limited activity in forward currency contracts.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known

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as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended October 31, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
US Core Equity ETF	$—	$6,099
US Real Estate ETF	—	415
US Small Cap Value ETF	—	155
International Core ETF	—	6,078
International Core Equity 2 ETF	—	397
International Small Cap Value ETF	—	796
International Small Cap ETF	—	801
International High Profitability ETF	—	1,465
Emerging Markets Core ETF	—	7,449
Emerging Markets High Profitability ETF	—	56
Emerging Markets Value ETF	—	94
Emerging Markets Core 2 ETF	—	257

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2023 (amounts in thousands):

Liabilities
Unrealized Depreciation on Futures Contracts*(1)
Equity Risk Exposure:
US Core Equity ETF	$64
International Core ETF	80
International High Profitability ETF	40
Emerging Markets Core ETF	204

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) from:	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts (1)	Futures Contracts (2)
Equity Risk Exposure:
US Core Equity ETF	$(52)	$(64)
US High Profitability ETF	(65)	—
US Large Cap Value ETF	10	—
US Real Estate ETF	(232)	—
US Small Cap Value ETF	264	—
International Core ETF	(733)	(80)
International Core Equity 2 ETF	(1,170)	—
International Small Cap Value ETF	(566)	—
International Small Cap ETF	(85)	—
International High Profitability ETF	(724)	(40)
Emerging Markets Core ETF	(904)	(204)
Emerging Markets High Profitability ETF	(54)	—
Emerging Markets Value ETF	(164)	—
Emerging Markets Core 2 ETF	(1,017)	—
Global Real Estate ETF	(171)	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Futures.

Currency Rate Risk Exposure:

The International Funds had limited activity in forward foreign currency contracts during the period ended October 31, 2023 and no such contracts were outstanding as of October 31, 2023. Net realized and changes in unrealized gain or loss on such contracts were minimal during the period ended October 31, 2023, and are included in Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions and Change in Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations, respectively, on the accompanying Statements of Operations.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the International Funds.

For the period ended October 31, 2023, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Management Fee
US Core Equity ETF	0.12%
US Core Equity 1 ETF	0.12%
US High Profitability ETF	0.19%
US Large Cap Value ETF	0.19%
US Real Estate ETF	0.17%
US Small Cap Value ETF	0.28%
International Core ETF	0.18%
International Core Equity 2 ETF	0.20%
International Small Cap Value ETF	0.39%
International Small Cap ETF	0.35%
International High Profitability ETF	0.25%
Emerging Markets Core ETF	0.35%
Emerging Markets High Profitability ETF	0.35%
Emerging Markets Value ETF	0.38%
Emerging Markets Core 2 ETF	0.33%
Global Real Estate ETF*	0.19%
World Equity ETF	0.02%

*	Effective as of February 28, 2023, the management fee payable by the Global Real Estate ETF was reduced from 0.20% to 0.19%.

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US Core Equity 1 ETF, US High Profitability ETF, US Large Cap Value ETF, US Real Estate ETF, US Small Cap Value ETF, International Core Equity 2 ETF, International Small Cap Value ETF, International Small Cap ETF, International High Profitability ETF, Emerging Markets High Profitability ETF, Emerging Markets Value ETF, Emerging Markets Core 2 ETF, Global Real Estate ETF, and World Equity ETF as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2024 (February 28, 2025 with respect to the US Core Equity 1 ETF and World Equity ETF), may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended October 31, 2023, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the period ended October 31, 2023 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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	Expense Limitation Amount	Waived Fees/ Expenses Assumed	Recovery of Previously Waived Fees/ Expense Assumed	Previous Waived Fees/ Expense Assumed Subject to Future Recovery
US Core Equity 1 ETF	0.14%	$30	$—	$30
US High Profitability ETF	0.22%	—	—	—
US Large Cap Value ETF	0.22%	80	—	80
US Real Estate ETF	0.19%	79	—	79
US Small Cap Value ETF	0.31%	—	5	—
International Core Equity 2 ETF	0.23%	166	5	166
International Small Cap Value ETF	0.42%	114	—	114
International Small Cap ETF	0.39%	59	—	59
International High Profitability ETF	0.29%	—	3	—
Emerging Markets High Profitability ETF	0.41%	73	—	73
Emerging Markets Value ETF	0.43%	124	—	124
Emerging Markets Core 2 ETF	0.39%	96	—	96
Global Real Estate ETF*	0.22%	100	—	100
World Equity ETF	0.25%	14	—	14

*	The expense limitation amount was reduced from 0.24% to 0.22% effective February 28, 2023.

For each Fund (excluding the World Equity ETF), the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

For the World Equity ETF, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (including the expenses incurred through its investment in other investment companies but excluding the expenses that the Fund incurs through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Fund Expenses”) to the extent necessary to limit the Fund Expenses, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

US Core Equity ETF, International Core ETF, and Emerging Markets Core ETF (each, a “Unitary Fee Fund” and together, the “Unitary Fee Funds”) pay the Advisor a unitary management fee for managing the Funds’ assets. Pursuant to the investment management agreement with the Trust, on behalf of each Unitary Fee Fund, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) the fee paid under the investment management agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) brokerage expenses (including any costs incidental to transactions in fund securities, instruments and other investments); (iv) taxes; (v) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (vi) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the Trustees and officers with respect thereto); (vii) Trustees’ fees and expenses; (viii) legal expenses of counsel to the Independent Trustees; (ix) Chief Compliance Officer (“CCO”) compensation; (x) acquired fund fees and expenses (if any); and (xi) other non-routine or extraordinary expenses.

For the Unitary Fee Funds, pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees, and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.

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2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
US Core Equity ETF	$—
US Core Equity 1 ETF	—
US High Profitability ETF	2
US Large Cap Value ETF	1
US Real Estate ETF	1
US Small Cap Value ETF	8
International Core ETF	—
International Core Equity 2 ETF	44
International Small Cap Value ETF	24
International Small Cap ETF	18
International High Profitability ETF	13
Emerging Markets Core ETF	—
Emerging Markets High Profitability ETF	11
Emerging Markets Value ETF	25
Emerging Markets Core 2 ETF	116
Global Real Estate ETF	6
World Equity ETF	—

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to Distributor under the distribution agreement.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds, except the Unitary Fee Funds) receive no compensation from the Trust. For the period ended October 31, 2023, the total related amounts paid by the Trust to the CCO was $42 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

US High Profitability ETF	$2
US Real Estate ETF	1
US Small Cap Value ETF	1

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International Core Equity 2 ETF	$3
International Small Cap Value ETF	1
International Small Cap ETF	1
International High Profitability ETF	1
Emerging Markets High Profitability ETF	—
Emerging Markets Value ETF	—
Emerging Markets Core 2 ETF	1

F. FEDERAL INCOME TAXES

Each Fund has qualified (with respect to the US Core Equity 1 ETF, US Large Cap Value ETF, Global Real Estate ETF, and World Equity ETF intend to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the periods ended October 31, 2022 and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
US Core Equity ETF
2022	$26,838	$—	$—	$26,838
2023	46,897	—	—	46,897
US High Profitability ETF
2022	4,812	—	—	4,812
2023	35,685	—	—	35,685
US Large Cap Value ETF
2023	8,365	—	—	8,365
US Real Estate ETF
2022	1,058	—	—	1,058
2023	17,888	—	—	17,888
US Small Cap Value ETF
2022	2,003	—	—	2,003
2023	19,562	—	—	19,562
International Core ETF
2022	43,351	—	—	43,351
2023	95,302	—	—	95,302
International Core Equity 2 ETF
2022	6,750	—	—	6,750

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
2023	$88,069	$—	$—	$88,069
International Small Cap Value ETF
2022	2,250	—	—	2,250
2023	29,286	—	—	29,286
International Small Cap ETF
2022	1,050	—	—	1,050
2023	14,484	—	—	14,484
International High Profitability ETF
2022	4,250	—	—	4,250
2023	26,376	—	—	26,376
Emerging Markets Core ETF
2022	29,290	—	—	29,290
2023	73,021	—	—	73,021
Emerging Markets High Profitability ETF
2022	300	—	—	300
2023	4,747	—	—	4,747
Emerging Markets Value ETF
2022	3,950	—	—	3,950
2023	15,693	—	—	15,693
Emerging Markets Core 2 ETF
2022	7,150	—	—	7,150
2023	50,589	—	—	50,589
Global Real Estate ETF
2023	12,117	—	—	12,117

US Core Equity 1 ETF and World Equity ETF commenced operations on September 12, 2023 and September 26, 2023, respectively, and did not pay any distributions for the years ended October 31, 2022, or October 31, 2023.

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
US Core Equity ETF	$2,189	$—	$2,189
US Core Equity 1 ETF	13	—	13
US High Profitability ETF	1,388	—	1,388
US Large Cap Value ETF	265	—	265
US Real Estate ETF	517	—	517
US Small Cap Value ETF	2,724	—	2,724
International Small Cap Value ETF	54	—	54

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) (1)	Total Net Distributable Earnings (Accumulated Losses)
US Core Equity ETF	$3,738	$—	$(202,473)	$152,055	$(46,680)
US Core Equity 1 ETF	89	—	(200)	(2,958)	(3,069)
US High Profitability ETF	4,772	—	(35,593)	52,566	21,745
US Large Cap Value ETF	1,896	—	(7,599)	(46,044)	(51,747)
US Real Estate ETF	1,742	—	(14,549)	(108,829)	(121,636)
US Small Cap Value ETF	—	—	(41,921)	(119,269)	(161,190)
International Core ETF	13,890	—	(160,658)	(83,133)	(229,901)
International Core Equity 2 ETF	16,183	—	(83,512)	3,481	(63,848)
International Small Cap Value ETF	6,320	—	(34,780)	38,718	10,258
International Small Cap ETF	3,336	—	(23,770)	3,776	(16,658)
International High Profitability ETF	3,077	—	(26,800)	(10,395)	(34,118)
Emerging Markets Core ETF	5,425	—	(99,231)	(216,143)	(309,949)
Emerging Markets High Profitability ETF	350	—	(5,504)	(911)	(6,065)
Emerging Markets Value ETF .	2,115	—	(14,175)	(5,866)	(17,926)
Emerging Markets Core 2 ETF.	8,210	—	(78,549)	(23,825)	(94,164)
Global Real Estate ETF	4,744	—	(7,940)	(109,879)	(113,075)
World Equity ETF	—	—	—	(1,652)	(1,652)

(1)	The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Core Equity ETF	$202,473	$202,473
US Core Equity 1 ETF	200	200
US High Profitability ETF	35,593	35,593
US Large Cap Value ETF	7,599	7,599
US Real Estate ETF	14,549	14,549
US Small Cap Value ETF	41,921	41,921
International Core ETF	160,658	160,658
International Core Equity 2 ETF	83,512	83,512
International Small Cap Value ETF	34,780	34,780
International Small Cap ETF	23,770	23,770
International High Profitability ETF	26,800	26,800
Emerging Markets Core ETF	99,231	99,231
Emerging Markets High Profitability ETF	5,504	5,504
Emerging Markets Value ETF	14,175	14,175
Emerging Markets Core 2 ETF	78,549	78,549
Global Real Estate ETF	7,940	7,940

During the period ended October 31, 2023, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Core Equity ETF	$3,833,737	$369,468	$(217,417)	$152,051
US Core Equity 1 ETF	125,038	1,386	(4,330)	(2,944)
US High Profitability ETF	3,195,125	202,652	(150,086)	52,566
US Large Cap Value ETF	1,013,484	23,746	(69,768)	(46,022)
US Real Estate ETF	813,825	10,921	(119,750)	(108,829)
US Small Cap Value ETF	2,074,369	106,744	(226,025)	(119,281)
International Core ETF	4,127,281	246,968	(329,801)	(82,833)
International Core Equity 2 ETF	4,238,329	276,444	(272,807)	3,637
International Small Cap Value ETF	1,252,625	128,884	(90,433)	38,451
International Small Cap ETF	724,072	61,026	(57,285)	3,741
International High Profitability ETF	1,427,436	78,779	(89,103)	(10,324)
Emerging Markets Core ETF	3,106,232	174,034	(384,481)	(210,447)
Emerging Markets High Profitability ETF	160,669	12,071	(12,766)	(695)
Emerging Markets Value ETF	445,162	34,482	(39,264)	(4,782)
Emerging Markets Core 2 ETF	2,389,235	156,841	(175,839)	(18,998)
Global Real Estate ETF	1,100,309	8,767	(118,590)	(109,823)
World Equity ETF	75,808	—	(1,652)	(1,652)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

As of October 31, 2023, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
US Core Equity ETF	$—
US Core Equity 1 ETF	—
US High Profitability ETF	—
US Large Cap Value ETF	—
US Real Estate ETF	—
US Small Cap Value ETF	—
International Core ETF	24,726
International Core Equity 2 ETF	32,088
International Small Cap Value ETF	20,227

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Non-Cash Collateral Market Value
International Small Cap ETF	$10,906
International High Profitability ETF	6,206
Emerging Markets Core ETF	74,148
Emerging Markets High Profitability ETF	1,566
Emerging Markets Value ETF	6,229
Emerging Markets Core 2 ETF	68,839
Global Real Estate ETF	4,137

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 and 90 days	>90 days	Total
US Core Equity ETF
Common Stocks	$118,531	$—	$—	$—	$118,531
US Core Equity 1 ETF
Common Stocks	4,938	—	—	—	4,938
US High Profitability ETF
Common Stocks	70,627	—	—	—	70,627
US Large Cap Value ETF

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	Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 and 90 days	>90 days	Total
Common Stocks	$5,777	—	—	—	$5,777
US Real Estate ETF
Common Stocks	37,175	—	—	—	37,175
US Small Cap Value ETF
Common Stocks	132,822	—	—	—	132,822
International Core ETF
Common Stocks	96,730	—	—	—	96,730
International Core Equity 2 ETF
Common Stocks	185,346	—	—	—	185,346
International Small Cap Value ETF
Common Stocks	18,406	—	—	—	18,406
International Small Cap ETF
Common Stocks	15,704	—	—	—	15,704
International High Profitability ETF
Common Stocks	63,554	—	—	—	63,554
Emerging Markets Core ETF
Common Stocks	29,050	—	—	—	29,050
Emerging Markets High Profitability ETF
Common Stocks	1,208	—	—	—	1,208
Emerging Markets Value ETF
Common Stocks	1,210	—	—	—	1,210
Emerging Markets Core 2 ETF
Common Stocks	13,579	—	—	—	13,579
Global Real Estate ETF
Common Stocks	30,588	—	—	—	30,588

H. AFFILIATED TRADES

Cross trades for the period ended October 31, 2023, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the period ended October 31, 2023, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
US Core Equity ETF	$31,181	$24,000	$(18,794)
US High Profitability ETF	30,426	12,099	(2,802)
US Large Cap Value ETF	$8,996	$62	$(39)
US Real Estate ETF	365	1,966	(1,093)
US Small Cap Value ETF	66,912	22,044	(8,062)
International Core ETF	30,386	29,913	(20,179)
International Core Equity 2 ETF	65,746	84,479	(22,459)
International Small Cap Value ETF	55,317	37,160	(7,822)
International Small Cap ETF	16,051	10,154	(5,015)

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	Purchases	Sales	Realized Gain (Loss)
International High Profitability ETF	$18,622	$35,159	$(7,826)
Emerging Markets Core ETF	43	—	—
Emerging Markets Value ETF	998	560	(122)
Emerging Markets Core 2 ETF	7,606	597	(186)
Global Real Estate ETF	4,609	2,423	(770)

For the period ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments/Summary Schedule of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gains Distributions
US Core Equity ETF
The DFA Short Term Investment Fund	$53,224	$554,061	$488,754	$—	$—	$118,531	10,247	$2,710	$—

Total	$53,224	$554,061	$488,754	$—	$—	$118,531	10,247	$2,710	$—

US Core Equity 1 ETF
The DFA Short Term Investment Fund	$—	$5,863	$925	$—	$—	$4,938	427	$10	$—

Total	$—	$5,863	$925	$—	$—	$4,938	427	$10	$—

US High Profitability ETF
The DFA Short Term Investment Fund	$4,421	$807,499	$741,289	$(4)	$—	$70,627	6,106	$1,390	$—

Total	$4,421	$807,499	$741,289	$(4)	$—	$70,627	6,106	$1,390	$—

US Large Cap Value ETF
The DFA Short Term Investment Fund	$—	$48,281	$42,504	$—	$—	$5,777	499	$76	$—

Total	$—	$48,281	$42,504	$—	$—	$5,777	499	$76	$—

US Real Estate ETF
The DFA Short Term Investment Fund	$4,213	$247,001	$214,039	$—	$—	$37,175	3,214	$718	$—

Total	$4,213	$247,001	$214,039	$—	$—	$37,175	3,214	$718	$—

US Small Cap Value ETF
The DFA Short Term Investment Fund	$31,120	$449,157	$347,456	$—	$—	$132,822	11,483	$2,275	$—

Total	$31,120	$449,157	$347,456	$—	$—	$132,822	11,483	$2,275	$—

International Core ETF
The DFA Short Term Investment Fund	$63,207	$557,825	$524,302	$—	$—	$96,730	8,363	$3,610	$—

Total	$63,207	$557,825	$524,302	$—	$—	$96,730	8,363	$3,610	$—

International Core Equity 2 ETF
The DFA Short Term Investment Fund	$59,788	$762,429	$636,871	$—	$—	$185,346	16,024	$5,330	$—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gains Distributions
Total	$59,788	$762,429	$636,871	$—	$—	$185,346	16,024	$5,330	$—

International Small Cap Value ETF
The DFA Short Term Investment Fund	$12,472	$131,411	$125,478	$—	$—	$18,406	1,591	$774	$—

Total	$12,472	$131,411	$125,478	$—	$—	$18,406	1,591	$774	$—

International Small Cap ETF
The DFA Short Term Investment Fund	$10,807	$76,062	$71,165	$—	$—	$15,704	1,358	$835	$—

Total	$10,807	$76,062	$71,165	$—	$—	$15,704	1,358	$835	$—

International High Profitability ETF
The DFA Short Term Investment Fund	$18,327	$442,322	$397,095	$—	$—	$63,554	5,494	$2,068	$—

Total	$18,327	$442,322	$397,095	$—	$—	$63,554	5,494	$2,068	$—

Emerging Markets Core ETF
The DFA Short Term Investment Fund	$24,792	$209,922	$205,663	$—	$—	$29,050	2,511	$1,099	$—

Total	$24,792	$209,922	$205,663	$—	$—	$29,050	2,511	$1,099	$—

Emerging Markets High Profitability ETF
The DFA Short Term Investment Fund	$1,948	$26,687	$27,428	$—	$—	$1,208	104	$79	$—

Total	$1,948	$26,687	$27,428	$—	$—	$1,208	104	$79	$—

Emerging Markets Value ETF
The DFA Short Term Investment Fund	$1,233	$13,379	$13,402	$—	$—	$1,210	105	$60	$—

Total	$1,233	$13,379	$13,402	$—	$—	$1,210	105	$60	$—

Emerging Markets Core 2 ETF
The DFA Short Term Investment Fund	$16,442	$124,032	$126,894	$—	$—	$13,579	1,174	$639	$—

Total	$16,442	$124,032	$126,894	$—	$—	$13,579	1,174	$639	$—

Global Real Estate ETF
The DFA Short Term Investment Fund	$—	$76,085	$45,497	$—	$—	$30,588	2,644	$300	$—

Total	$—	$76,085	$45,497	$—	$—	$30,588	2,644	$300	$—

World Equity ETF
US Core Equity 2 ETF	$—	39,666	$—	$—	(940)	38,726	1,528	$—	$—
US Core Equity 1 ETF	—	13,223	—	—	(318)	12,905	277	—	—
International Core Equity 2 ETF	—	14,999	—	—	(223)	14,776	655	—	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gains Distributions
Emerging Markets Core 2 ETF	$—	$6,289	$—	$—	$(147)	$6,142	273	$—	—
Global Real Estate ETF	—	1,632	—	—	(24)	1,608	74	—	—

Total	$—	$75,808	$—	$—	$(1,652)	$74,156	2,808	$—	$—

I. INVESTMENT TRANSACTIONS

For the period ended October 31, 2023, the Fund of Funds’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented. The amounts presented may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2023 were as follows (amounts in thousands):

	Purchases	Sales
US Core Equity ETF	$259,300	$246,699
US Core Equity 1 ETF	1,041	1,137
US High Profitability ETF	109,369	93,167
US Large Cap Value ETF	75,025	25,548
US Real Estate ETF	38,666	28,017
US Small Cap Value ETF	262,652	142,335
International Core ETF	435,798	243,388
International Core Equity 2 ETF	484,541	241,231
International Small Cap Value ETF	267,400	122,118
International Small Cap ETF	129,920	59,114
International High Profitability ETF	265,970	132,659
Emerging Markets Core ETF	1,185,720	111,087
Emerging Markets High Profitability ETF	95,521	23,864
Emerging Markets Value ETF	293,509	65,624
Emerging Markets Core 2 ETF	1,677,844	231,001
Global Real Estate ETF	106,874	43,411
World Equity ETF	24	—

In-kind transactions for the period ended October 31, 2023 were as follows (amounts in thousands):

	Purchases	Sales
US Core Equity ETF	$1,245,188	$126,950
US Core Equity 1 ETF	126,161	5,974
US High Profitability ETF	2,154,717	140,454
US Large Cap Value ETF	1,003,125	42,983
US Real Estate ETF	504,252	54,131
US Small Cap Value ETF	1,511,545	382,954
International Core ETF	1,379,537	—
International Core Equity 2 ETF	2,392,285	—
International Small Cap Value ETF	605,217	5,978
International Small Cap ETF	320,232	—
International High Profitability ETF	749,666	—

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	Purchases	Sales
Emerging Markets Core ETF	$159,285	$—
Emerging Markets High Profitability ETF	12,820	—
Emerging Markets Value ETF	28,938	—
Emerging Markets Core 2 ETF	226,771	—
Global Real Estate ETF	1,015,606	—
World Equity ETF	75,784	—

There were no purchases or sales of U.S. government securities during the period ended October 31, 2023.

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

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For the period ended October 31, 2023, borrowings by the Funds under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Year	Outstanding Borrowings as of 10/31/23
US Small Cap Value	5.93%	$260	9	$—	$552	$—
International Core Equity 2 ETF	5.08%	168	3	—	168	—
International Small Cap Value ETF	5.62%	272	2	—	293	—
International Small Cap ETF	5.51%	72	10	—	148	—
International High Profitability ETF	5.90%	40	3	—	80	—
Emerging Markets Core ETF	4.58%	613	4	—	613	—
Emerging Markets High Profitability ETF	6.08%	26	4	—	26	—
Emerging Markets Value ETF	5.08%	17	1	—	17	—
Emerging Markets Core 2 ETF	5.83%	916	19	3	3,436	—

*	Number of Days Outstanding represents the total of single or consecutive days during the period ended October 31, 2023, that each Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended October 31, 2023.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to

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shareholders. Other information, including financial statements, will no longer appear in the Funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until the 2024 annual shareholder reports, and will have no effect on the Funds’ accounting policies or financial statements.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Core Equity ETF	1	100%
US Core Equity 1 ETF	1	100%
US High Profitability ETF	1	100%
US Large Cap Value ETF	1	100%
US Real Estate ETF	1	100%
US Small Cap Value ETF	1	100%
International Core ETF	1	100%
International Core Equity 2 ETF	1	100%
International Small Cap Value ETF	1	100%
International Small Cap ETF	1	100%
International High Profitability ETF	1	100%
Emerging Markets Core ETF	1	100%
Emerging Markets High Profitability ETF	1	100%
Emerging Markets Value ETF	1	100%
Emerging Markets Core 2 ETF	1	100%
Global Real Estate ETF	1	100%
World Equity ETF	1	100%

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the Dimensional ETF Trust and Shareholders of each of the seventeen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments or schedules of investments, of each of the funds indicated in the table below (seventeen of the funds constituting the Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights

Dimensional US Core Equity Market ETF(1) Dimensional International Core Equity Market ETF(1) Dimensional Emerging Core Equity Market ETF(1)	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For each of the periods indicated therein

Dimensional US High Profitability ETF(1) Dimensional US Real Estate ETF(1) Dimensional US Small Cap Value ETF(1)	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period February 23, 2022 (commencement of operations) through October 31, 2022

Dimensional International Core Equity 2 ETF(1) Dimensional International Small Cap Value ETF(1) Dimensional International Small Cap ETF(1) Dimensional International High Profitability ETF(1)	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period March 23, 2022 (commencement of operations) through October 31, 2022

Dimensional Emerging Markets High Profitability ETF(1) Dimensional Emerging Markets Value ETF(1) Dimensional Emerging Markets Core Equity 2 ETF(1)	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period April 26, 2022 (commencement of operations) through October 31, 2022

Dimensional Global Real Estate ETF(1) Dimensional US Large Cap Value ETF(1)	For the period December 6, 2022 (commencement of operations) through October 31, 2023

Dimensional US Core Equity 1 ETF(1)	For the period September 12, 2023 (commencement of operations) through October 31, 2023

Dimensional World Equity ETF(2)	For the period September 26, 2023 (commencement of operations) through October 31, 2023

(1)	Summary schedule of investments
(2)	Schedule of investments

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Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

Trustees/ Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2023.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021

Robert E. McDonough Professor of Finance

(since 2003) and Professor of Finance (since

2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010).

Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).

157 portfolios in 5 investment companies

Director, Cohen

& Steers (asset management

firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since

2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-

2021) (22 funds); formerly, Director, REAN Cloud (technology)

(2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors,

L.P. (private equity) (2013-

2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

139

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021

Allstate Professor of Insurance and Finance,

UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).

				157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

140

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies

Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022).

Formerly, Director, KCG Holdings (trading company) (January 2017- July 2017).

141

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Trustees

The following interested Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

143

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

144

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

145

Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
Stephen A. Clark 1972	Executive Vice President	Since 2020

Executive Vice President of all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for • Dimensional Fund Advisors LP

146

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017 - 2020) and Treasurer (2003 – 2017) of

•  Lord Abbett Family of Funds

147

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2020

Vice President (since 2004) of

•  all the DFA Entities

•  Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Since 2020

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

•  DFAIDG, DIG, DFAITC and DEM (since 2017) the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2020	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Vice President (since April 2022) of

•  Dimensional Fund Advisors Canada ULC Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

148

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Catherine L. Newell 1964	President and General Counsel	Since 2020

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

Director of

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

149

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

•  the DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

•  the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

•  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Since 2020

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

•  the DFA Fund Complex

•  Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

150

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President of

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

151

Tax Notice to Shareholders (Unaudited)

The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the period ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2024. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

Dimensional ETF Trust	Net Investment Income Distribution	Short-term Capital Gain Distribution	Long-Term Capital Gain Distribution	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Foreign Source Income(5)	Qualifying Interest Income(6)	Qualifying Short- Term Capital Gain(7)
Dimensional US Core Equity Market ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional US Core Equity 1 ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional US High Profitability ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional US Large Cap Value ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional US Real Estate ETF	100%	0%	0%	0%	0%	100%	0%	0%	0%	0%	0%	0%	0%
Dimensional US Small Cap Value ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional International Core Equity ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	11%	100%	0%	0%
Dimensional International Core Equity 2 ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	11%	100%	0%	0%
Dimensional International Small Cap Value ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	12%	100%	0%	0%
Dimensional International Small Cap ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	11%	100%	0%	0%
Dimensional International High Profitability ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	11%	100%	0%	0%
Dimensional Emerging Core Equity Market ETF	100%	0%	0%	0%	0%	100%	0%	52%	0%	7%	100%	0%	0%
Dimensional Emerging Markets High Profitability ETF	100%	0%	0%	0%	0%	100%	0%	51%	0%	7%	100%	0%	0%
Dimensional Emerging Markets Value ETF	100%	0%	0%	0%	0%	100%	0%	53%	0%	7%	100%	0%	0%
Dimensional Emerging Markets Core Equity 2 ETF	100%	0%	0%	0%	0%	100%	0%	52%	0%	7%	100%	0%	0%
Dimensional Global Real Estate ETF	100%	0%	0%	0%	0%	100%	0%	22%	0%	0%	0%	0%	0%
Dimensional World Equity ETF(8)	0%	0%	0%	0%	0%	0%	55%	90%	0%	4%	34%	0%	0%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

152

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(8)

The World Equity ETF did not have any net investment income nor make any distributions to shareholders during its fiscal year ended October 31, 2023. However, subsequent to the end of its fiscal year, but prior to the end of calendar year 2023, the World Equity ETF is expected to receive distributions from the underlying funds in which it invests and, in turn, make a distribution to its shareholders, 100% of which is estimated to be “Net Investment Income Distribution.” The amounts in the table expressed as a percentage of distributions for the calendar year 2023, as specifically noted in the footnotes, are based on these estimates and subject to change.

153

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s Website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

154

DFA103123-016A

Annual Report

Year Ended: October 31, 2023

DIMENSIONAL ETF TRUST

Dimensional U.S. Equity ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional US Marketwide Value ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

DIMENSIONAL ETF TRUST

ANNUAL REPORT

This prospective report is investors submitted unless for the preceded information or accompanied of each Fund’s by shareholders an effective prospectus . It is not authorized . for distribution to

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment
Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities
*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
§	Affiliated Fund
@	Security purchased with cash collateral received from Securities on Loan

Financial Highlights
(a)	Computed using average shares outstanding
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund
(c)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market
(d)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission

3

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional U.S. Equity ETF vs.

Russell 3000 Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 1, 2013

FTSERussell data © FTSERussell 2023, all rights reserved.

Dimensional U.S. Small Cap ETF vs.

Russell 2000 Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 1, 2013

FTSERussell data © FTSERussell 2023, all rights reserved.

4

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional U.S. Targeted Value ETF vs.

Russell 2000 Value Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 1, 2013

FTSERussell data © FTSERussell 2023, all rights reserved.

Dimensional U.S. Core Equity 2 ETF vs.

Russell 3000 Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 1, 2013

FTSERussell data © FTSERussell 2023, all rights reserved

5

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional US Marketwide Value ETF vs.

Russell 3000 Value Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 1, 2013

FTSERussell data © FTSERussell 2023, all rights reserved.

Dimensional International Value ETF vs.

MSCI World ex USA Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 1, 2013

MSCI data © MSCI 2023, all rights reserved.

6

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional World ex U.S. Core Equity 2 ETF vs.

MSCI All Country World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 1, 2013

MSCI data © MSCI 2023, all rights reserved

7

DIMENSIONAL ETF TRUST

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023
Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT IndexSM	-6.25%

Total Return for 12 Months Ended October 31, 2023
Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Dimensional U.S. Equity ETF

The Dimensional U.S. Equity ETF invests in a broadly diversified group of U.S. securities while considering the federal tax implications of investment decisions. The ETF generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 2,390 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 9.34% for the ETF and 8.38% for the Russell 3000® Index, the ETF’s benchmark. The ETF’s exclusion of small cap stocks with the lowest profitability and highest relative price contributed positively to relative performance, as those stocks generally underperformed. Additionally, the ETF’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

Dimensional U.S. Small Cap ETF

The Dimensional U.S. Small Cap ETF invests in a broadly diversified group of U.S. small-cap stocks while considering the federal tax implications of investment decisions. The ETF generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 2,070 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were -3.94% for the ETF and -8.56% for the Russell 2000® Index, the ETF’s benchmark. The ETF’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks generally underperformed. The ETF’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

8

DIMENSIONAL ETF TRUST

CONTINUED

Dimensional U.S. Targeted Value ETF

The Dimensional U.S. Targeted Value ETF invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability, while considering the federal tax implications of investment decisions. The ETF generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 1,600 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were -0.93% for the ETF and -9.93% for the Russell 2000® Value Index, the ETF’s benchmark. The ETF’s emphasis on higher-profitability stocks within the small- and mid-cap value segment of the U.S. market contributed positively to relative performance, as these stocks generally outperformed. The ETF’s inclusion of mid-cap stocks also contributed positively to relative performance, as these stocks generally outperformed. Additionally, the ETF’s exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed.

Dimensional U.S. Core Equity 2 ETF

The Dimensional U.S. Core Equity 2 ETF invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market while considering federal tax implications of investment decisions. Additionally, the ETF generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 2,690 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 5.21% for the ETF and 8.38% for the Russell 3000® Index, the ETF’s benchmark. The ETF’s emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks generally underperformed. With value stocks underperforming growth stocks, the ETF’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the ETF’s exclusion of REITs contributed positively to relative performance, as REITs generally underperformed.

Dimensional US Marketwide Value ETF

The Dimensional US Marketwide Value ETF invests in a broadly diversified group of U.S. low relative price (value) stocks while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of the U.S. market. Additionally, the ETF generally excludes real estate investment trusts (REITs) and highly regulated utilities. As of October 31, 2023, the Portfolio held approximately 1,320 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -1.13% for the ETF and -0.48% for the Russell 3000® Value Index, the ETF’s benchmark. The ETF’s emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks underperformed. Conversely, the ETF’s exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

9

DIMENSIONAL ETF TRUST

CONTINUED

Total Return for 12 Months Ended October 31, 2023
Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023
	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2023, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023
Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023
	Local Return	Return in U.S. Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%

10

DIMENSIONAL ETF TRUST

CONTINUED

Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2023, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Dimensional International Value ETF

The Dimensional International Value ETF invests in a broadly diversified group of developed ex U.S. large company value stocks while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. Additionally, the ETF generally excludes real estate investment trusts (REITs) and highly regulated utilities. Additionally, the ETF generally excludes real estate investment trusts (REITs) and highly regulated utilities. As of October 31, 2023, the ETF held approximately 540 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 16.29% for the ETF and 15.70% for the MSCI World ex USA Value Index, the ETF’s benchmark. With value stocks outperforming growth stocks, the ETF’s focus on value stocks contributed positively to performance relative to the benchmark. The ETF’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

Dimensional World ex U.S. Core Equity 2 ETF

The Dimensional World ex U.S. Core 2 Equity ETF invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability, while considering potential federal tax implications of investment decisions. Additionally, the ETF generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 9,610 securities in 46 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

For the 12 months ended October 31, 2023, total returns were 13.76% for the ETF and 12.07% for the MSCI All Country World ex USA Index (net dividends), the ETF’s benchmark. The ETF’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

11

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLES	For the period ended October 31, 2023

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional U.S. Equity ETF
Actual Fund Return	$1,000.00	$1,014.90	0.09%	$0.46
Hypothetical 5% Annual Return	$1,000.00	$1,024.75	0.09%	$0.46
Dimensional U.S. Small Cap ETF
Actual Fund Return	$1,000.00	$963.90	0.27%	$1.34
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38
Dimensional U.S. Targeted Value ETF
Actual Fund Return	$1,000.00	$1,000.60	0.28%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43

12

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional U.S. Core Equity 2 ETF
Actual Fund Return	$1,000.00	$995.40	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92
Dimensional US Marketwide Value ETF
Actual Fund Return	$1,000.00	$972.60	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07
Dimensional International Value ETF
Actual Fund Return	$1,000.00	$956.50	0.27%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38
Dimensional World ex U.S. Core Equity 2 ETF
Actual Fund Return	$1,000.00	$945.40	0.27%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

13

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on September 27, 2023. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http:// www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Investments” in lieu of a full Schedule of Investments. The Summary Schedule of Investments reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Investments identifies each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional U.S. Equity ETF
Communication Services	8.5%
Consumer Discretionary	10.9%
Consumer Staples	6.5%
Energy	4.9%
Financials	13.5%
Health Care	12.9%
Industrials	9.9%
Information Technology	27.5%
Materials	2.7%
Real Estate	0.2%
Utilities	2.5%

100.0%

Dimensional U.S. Core Equity 2 ETF
Communication Services	6.6%
Consumer Discretionary	10.2%
Consumer Staples	6.2%
Energy	7.3%
Financials	15.1%
Health Care	12.2%
Industrials	13.6%
Information Technology	22.3%
Materials	4.3%
Real Estate	0.3%
Utilities	1.9%

100.0%

Dimensional U.S. Small Cap ETF
Communication Services	2.6%
Consumer Discretionary	14.2%
Consumer Staples	4.2%
Energy	7.7%
Financials	18.9%
Health Care	10.2%
Industrials	20.8%
Information Technology	11.8%
Materials	6.2%
Real Estate	0.7%
Utilities	2.7%
100.0%

Dimensional US Marketwide Value ETF
Communication Services	8.5%
Consumer Discretionary	6.2%
Consumer Staples	4.3%
Energy	15.0%
Financials	22.2%
Health Care	13.6%
Industrials	14.6%
Information Technology	8.6%
Materials	6.4%
Real Estate	0.3%
Utilities	0.3%

100.0%

Dimensional U.S. Targeted Value ETF
Communication Services	3.0%
Consumer Discretionary	16.0%
Consumer Staples	4.4%
Energy	11.0%
Financials	26.0%
Health Care	5.4%
Industrials	17.8%
Information Technology	7.8%
Materials	7.2%
Real Estate	1.0%
Utilities	0.4%

100.0%

Dimensional International Value ETF
Communication Services	3.4%
Consumer Discretionary	12.6%
Consumer Staples	4.5%
Energy	15.5%
Financials	27.6%
Health Care	7.1%
Industrials	10.2%
Information Technology	1.8%
Materials	13.6%
Real Estate	2.2%
Utilities	1.5%

100.0%

14

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Dimensional World ex U.S. Core Equity 2 ETF
Communication Services	4.9%
Consumer Discretionary	12.3%
Consumer Staples	7.2%
Energy	8.4%
Financials	16.4%
Health Care	6.5%
Industrials	15.8%
Information Technology	11.4%
Materials	12.0%
Real Estate	2.2%
Utilities	2.9%

100.0%

15

DIMENSIONAL U.S. EQUITY ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (8.3%)
* Alphabet, Inc., Class A	958,777	$118,965,050	1.8%
* Alphabet, Inc., Class C	929,182	116,426,505	1.8%
Comcast Corp., Class A	692,864	28,608,355	0.5%
* Meta Platforms, Inc., Class A	370,490	111,617,522	1.7%
* Netflix, Inc.	73,927	30,435,007	0.5%
Verizon Communications, Inc.	702,450	24,677,068	0.4%
* Walt Disney Co. (The)	307,347	25,076,442	0.4%
Other Securities		100,856,564	1.4%

TOTAL COMMUNICATION SERVICES		556,662,513	8.5%

CONSUMER DISCRETIONARY — (10.6%)
* Amazon.com, Inc.	1,544,878	205,607,813	3.2%
Home Depot, Inc. (The)	168,055	47,843,578	0.8%
McDonald’s Corp.	122,358	32,078,597	0.5%
* Tesla, Inc.	472,241	94,844,882	1.5%
Other Securities		336,829,181	4.9%

TOTAL CONSUMER DISCRETIONARY		717,204,051	10.9%

CONSUMER STAPLES — (6.3%)
Coca-Cola Co. (The)	684,467	38,665,541	0.6%
Costco Wholesale Corp.	73,882	40,815,372	0.6%
PepsiCo, Inc.	230,456	37,628,856	0.6%
Philip Morris International, Inc.	256,809	22,897,090	0.4%
Procter & Gamble Co. (The)	395,449	59,329,213	0.9%
Walmart, Inc.	245,877	40,178,761	0.6%
Other Securities		184,869,860	2.8%

TOTAL CONSUMER STAPLES		424,384,693	6.5%

ENERGY — (4.7%)
# Chevron Corp.	298,436	43,491,078	0.7%
ConocoPhillips	202,984	24,114,499	0.4%
Exxon Mobil Corp.	674,471	71,392,755	1.1%
Other Securities		180,766,092	2.7%

TOTAL ENERGY		319,764,424	4.9%

FINANCIALS — (13.1%)
Bank of America Corp.	1,188,324	31,300,454	0.5%
* Berkshire Hathaway, Inc., Class B	306,283	104,543,576	1.6%
JPMorgan Chase & Co.	485,876	67,565,917	1.0%
Mastercard, Inc., Class A	142,710	53,708,909	0.8%
# Visa, Inc., Class A	271,025	63,717,977	1.0%
Wells Fargo & Co.	604,133	24,026,369	0.4%
Other Securities		538,064,755	8.2%

TOTAL FINANCIALS		882,927,957	13.5%

HEALTH CARE — (12.6%)
Abbott Laboratories	291,629	27,573,522	0.4%
AbbVie, Inc.	294,259	41,543,486	0.6%
Amgen, Inc.	88,686	22,677,010	0.4%
Danaher Corp.	116,365	22,344,407	0.4%
Eli Lilly & Co.	136,571	75,650,774	1.2%
Johnson & Johnson	397,858	59,018,266	0.9%
Merck & Co., Inc.	425,641	43,713,331	0.7%
Pfizer, Inc.	949,360	29,012,442	0.5%
Thermo Fisher Scientific, Inc.	64,831	28,834,884	0.5%

16

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
UnitedHealth Group, Inc.	155,230	$83,134,979	1.3%
Other Securities		413,405,383	6.0%

TOTAL HEALTH CARE		846,908,484	12.9%

INDUSTRIALS — (9.6%)
Other Securities		645,911,219	9.8%

INFORMATION TECHNOLOGY — (26.8%)
Accenture PLC, Class A	110,488	32,824,880	0.5%
* Adobe, Inc.	75,284	40,055,605	0.6%
* Advanced Micro Devices, Inc.	272,465	26,837,802	0.4%
Apple, Inc.	2,620,142	447,441,649	6.8%
Broadcom, Inc.	69,014	58,066,309	0.9%
Cisco Systems, Inc.	682,141	35,560,010	0.5%
Intel Corp.	704,137	25,701,000	0.4%
International Business Machines Corp.	151,999	21,985,135	0.3%
Intuit, Inc.	46,710	23,119,114	0.4%
Microsoft Corp.	1,171,664	396,151,315	6.0%
NVIDIA Corp.	409,915	167,163,337	2.6%
Oracle Corp.	291,400	30,130,760	0.5%
* Salesforce, Inc.	162,873	32,709,785	0.5%
Other Securities		466,821,073	7.1%

TOTAL INFORMATION TECHNOLOGY		1,804,567,774	27.5%

MATERIALS — (2.7%)
Linde PLC	83,086	31,752,146	0.5%
Other Securities		148,257,260	2.2%

TOTAL MATERIALS		180,009,406	2.7%

REAL ESTATE — (0.2%)
Other Securities		12,874,853	0.2%

UTILITIES — (2.4%)
Other Securities		163,643,422	2.5%

TOTAL COMMON STOCKS		6,554,858,796	99.9%

PREFERRED STOCK — (0.0%)
INDUSTRIALS — (0.0%)
Other Securities		82,512	0.0%

TOTAL PREFERRED STOCK		82,512	0.0%

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Securities		4,185	0.0%

HEALTH CARE — (0.0%)
Other Securities		122,946	0.0%

INDUSTRIALS — (0.0%)
Other Securities		556	0.0%

TOTAL RIGHTS/WARRANTS		127,687	0.0%

TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $2,899,876,011)		6,555,068,995

SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	15,945,664	184,443,567	2.8%

TOTAL INVESTMENTS — (100.0%)
(Cost $3,084,319,578)		$6,739,512,562	102.7%

17

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation

Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$556,662,513	$—	$—	$556,662,513
Consumer Discretionary	717,204,051	—	—	717,204,051
Consumer Staples	424,384,693	—	—	424,384,693
Energy	319,764,424	—	—	319,764,424
Financials	882,927,957	—	—	882,927,957
Health Care	846,881,152	—	27,332	846,908,484
Industrials	645,911,219	—	—	645,911,219
Information Technology	1,804,567,774	—	—	1,804,567,774
Materials	180,009,406	—	—	180,009,406
Real Estate	12,874,853	—	—	12,874,853
Utilities	163,643,422	—	—	163,643,422
Preferred Stock
Industrials	82,512	—	—	82,512
Rights/Warrants
Energy	—	4,185	—	4,185
Health Care	—	119,178	3,768	122,946
Industrials	—	556	—	556
Securities Lending Collateral	—	184,443,567	—	184,443,567

Total Investments	$6,554,913,976	$184,567,486	$31,100	$6,739,512,562

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

18

DIMENSIONAL U.S. SMALL CAP ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.0%)
COMMUNICATION SERVICES — (2.4%)
	Other Securities		$146,074,312	2.6%

CONSUMER DISCRETIONARY — (13.0%)
	Group 1 Automotive, Inc.	48,111	12,139,849	0.2%
	Murphy USA, Inc.	65,829	23,875,520	0.4%
*	Taylor Morrison Home Corp.	301,535	11,554,821	0.2%
	Other Securities		745,631,713	13.3%

TOTAL CONSUMER DISCRETIONARY			793,201,903	14.1%

CONSUMER STAPLES — (3.9%)
	Other Securities		236,084,993	4.2%

ENERGY — (7.1%)
#*	CNX Resources Corp.	527,561	11,458,625	0.2%
#	Patterson-UTI Energy, Inc.	1,047,625	13,304,838	0.2%
	PBF Energy, Inc., Class A	280,274	13,321,423	0.2%
	SM Energy Co.	290,705	11,721,226	0.2%
	TechnipFMC PLC	878,373	18,902,587	0.3%
	Other Securities		361,630,407	6.6%

TOTAL ENERGY			430,339,106	7.7%

FINANCIALS — (17.4%)
	Assured Guaranty, Ltd.	191,615	11,956,776	0.2%
#	Cadence Bank	635,405	13,457,878	0.2%
	Essent Group, Ltd.	250,828	11,849,115	0.2%
	FirstCash Holdings, Inc.	112,656	12,270,492	0.2%
	Hanover Insurance Group, Inc. (The)	112,880	13,230,665	0.2%
	RLI Corp.	127,893	17,040,463	0.3%
	Selective Insurance Group, Inc.	195,036	20,305,198	0.4%
#	SouthState Corp.	188,572	12,464,609	0.2%
	United Bankshares, Inc.	425,583	12,103,581	0.2%
	Other Securities		936,192,755	16.8%

TOTAL FINANCIALS			1,060,871,532	18.9%

HEALTH CARE — (9.4%)
	Ensign Group, Inc. (The)	183,223	17,699,342	0.3%
*	Exelixis, Inc.	636,960	13,115,006	0.2%
*	Merit Medical Systems, Inc.	189,514	13,027,192	0.2%
*	Option Care Health, Inc.	520,566	14,435,295	0.3%
	Other Securities		515,054,778	9.2%

TOTAL HEALTH CARE			573,331,613	10.2%

INDUSTRIALS — (19.2%)
	Applied Industrial Technologies, Inc.	130,833	20,084,174	0.4%
*	ASGN, Inc.	169,528	14,148,807	0.3%
*	Beacon Roofing Supply, Inc.	178,684	12,716,940	0.2%
#	BWX Technologies, Inc.	171,668	12,751,499	0.2%
	Comfort Systems USA, Inc.	124,942	22,720,703	0.4%
*	ExlService Holdings, Inc.	452,096	11,804,227	0.2%
	Federal Signal Corp.	197,428	11,458,721	0.2%
#*	FTI Consulting, Inc.	86,494	18,359,216	0.3%
	GATX Corp.	118,481	12,390,743	0.2%
	Insperity, Inc.	116,675	12,348,882	0.2%
	MSA Safety, Inc.	107,251	16,932,788	0.3%
	Simpson Manufacturing Co., Inc.	86,653	11,540,447	0.2%
	Timken Co. (The)	233,157	16,115,812	0.3%

19

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
UFP Industries, Inc.	211,706	$20,148,060	0.4%
Other Securities		953,885,658	17.0%

TOTAL INDUSTRIALS		1,167,406,677	20.8%

INFORMATION TECHNOLOGY — (10.8%)
Amkor Technology, Inc.	560,306	11,687,983	0.2%
* Axcelis Technologies, Inc.	100,074	12,759,435	0.2%
* Cirrus Logic, Inc.	186,342	12,471,870	0.2%
* Fabrinet	122,951	19,057,405	0.3%
* Insight Enterprises, Inc.	107,733	15,438,139	0.3%
* Novanta, Inc.	119,038	15,720,158	0.3%
#* Onto Innovation, Inc.	174,342	19,590,811	0.4%
Power Integrations, Inc.	174,987	12,131,849	0.2%
#* Rambus, Inc.	376,115	20,434,328	0.4%
* SPS Commerce, Inc.	95,920	15,379,813	0.3%
Other Securities		504,387,060	8.9%

TOTAL INFORMATION TECHNOLOGY		659,058,851	11.7%

MATERIALS — (5.7%)
Commercial Metals Co.	390,567	16,517,078	0.3%
Eagle Materials, Inc.	86,602	13,328,914	0.2%
Element Solutions, Inc.	750,349	13,678,862	0.3%
HB Fuller Co.	195,040	12,901,896	0.2%
Louisiana-Pacific Corp.	240,593	12,337,609	0.2%
Other Securities		277,504,759	5.0%

TOTAL MATERIALS		346,269,118	6.2%

REAL ESTATE — (0.6%)
Other Securities		38,214,812	0.7%

UTILITIES — (2.5%)
Other Securities		152,158,210	2.7%

TOTAL COMMON STOCKS		5,603,011,127	99.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		188,876	0.0%

INDUSTRIALS — (0.0%)
Other Securities		1,079,490	0.1%

TOTAL PREFERRED STOCKS		1,268,366	0.1%

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		—	0.0%

ENERGY — (0.0%)
Other Securities		176,425	0.0%

HEALTH CARE — (0.0%)
Other Securities		365,526	0.0%

TOTAL RIGHTS/WARRANTS		541,951	0.0%

TOTAL INVESTMENT SECURITIES — (92.0%)
(Cost $4,693,203,744)		5,604,821,444

SECURITIES LENDING COLLATERAL — (8.0%)
@§ The DFA Short Term Investment Fund	42,413,906	490,601,860	8.7%

TOTAL INVESTMENTS — (100.0%)
(Cost $5,183,805,604)		$6,095,423,304	108.6%

20

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation

Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$146,074,312	$—	$—	$146,074,312
Consumer Discretionary	793,201,903	—	—	793,201,903
Consumer Staples	236,084,993	—	—	236,084,993
Energy	430,339,106	—	—	430,339,106
Financials	1,060,871,456	76	—	1,060,871,532
Health Care	572,732,568	—	599,045	573,331,613
Industrials	1,167,406,677	—	—	1,167,406,677
Information Technology	659,058,851	—	—	659,058,851
Materials	346,269,118	—	—	346,269,118
Real Estate	38,214,812	—	—	38,214,812
Utilities	152,158,210	—	—	152,158,210
Preferred Stocks
Communication Services	188,876	—	—	188,876
Industrials	1,079,490	—	—	1,079,490
Rights/Warrants
Consumer Discretionary	—	—	—	—
Energy	—	176,425	—	176,425
Health Care	—	192,319	173,207	365,526
Securities Lending Collateral	—	490,601,860	—	490,601,860

Total Investments	$5,603,680,372	$490,970,680	$772,252	$6,095,423,304

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

21

DIMENSIONAL U.S. TARGETED VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.0%)
COMMUNICATION SERVICES — (2.8%)
	News Corp., Class A	1,330,983	$27,524,728	0.4%
	Other Securities		205,278,616	2.6%

TOTAL COMMUNICATION SERVICES			232,803,344	3.0%

CONSUMER DISCRETIONARY — (15.0%)
	American Eagle Outfitters, Inc.	1,423,849	24,874,642	0.3%
	BorgWarner, Inc.	1,122,448	41,418,331	0.5%
#	Dillard’s, Inc., Class A	86,482	26,848,337	0.4%
#*	Goodyear Tire & Rubber Co. (The)	2,204,098	26,228,766	0.3%
	Group 1 Automotive, Inc.	114,046	28,777,227	0.4%
#	Lithia Motors, Inc.	134,634	32,609,701	0.4%
#	Penske Automotive Group, Inc.	365,602	52,310,334	0.7%
	PulteGroup, Inc.	510,336	37,555,626	0.5%
	PVH Corp.	362,135	26,924,737	0.4%
*	Taylor Morrison Home Corp.	832,802	31,912,973	0.4%
	Toll Brothers, Inc.	678,748	47,994,271	0.6%
*	Urban Outfitters, Inc.	713,240	24,692,369	0.3%
	Other Securities		843,601,210	10.8%

TOTAL CONSUMER DISCRETIONARY			1,245,748,524	16.0%

CONSUMER STAPLES — (4.2%)
*	Hostess Brands, Inc.	901,351	30,105,123	0.4%
#*	Post Holdings, Inc.	336,300	26,998,164	0.4%
	Other Securities		287,508,028	3.6%

TOTAL CONSUMER STAPLES			344,611,315	4.4%

ENERGY — (10.3%)
#*	CNX Resources Corp.	1,290,590	28,031,615	0.4%
	CONSOL Energy, Inc.	262,244	24,097,601	0.3%
	HF Sinclair Corp.	957,358	53,018,486	0.7%
	Murphy Oil Corp.	816,152	36,620,740	0.5%
	PBF Energy, Inc., Class A	904,872	43,008,566	0.6%
#	Peabody Energy Corp.	1,047,153	24,702,339	0.3%
	Scorpio Tankers, Inc.	448,816	25,201,018	0.3%
	TechnipFMC PLC	1,837,414	39,541,149	0.5%
#*	Transocean, Ltd.	4,958,851	32,827,594	0.4%
	Other Securities		549,043,722	7.0%

TOTAL ENERGY			856,092,830	11.0%

FINANCIALS — (24.3%)
	American Equity Investment Life Holding Co.	490,947	26,000,553	0.3%
	Assured Guaranty, Ltd.	519,053	32,388,907	0.4%
	Axis Capital Holdings, Ltd.	522,474	29,833,265	0.4%
#	Bank OZK	751,986	26,928,619	0.4%
	Invesco, Ltd.	2,127,405	27,592,443	0.4%
	New York Community BanCorp, Inc.	3,471,063	32,905,677	0.4%
	Old Republic International Corp.	1,325,385	36,289,041	0.5%
	Popular, Inc.	460,923	29,978,432	0.4%
	Prosperity Bancshares, Inc.	492,699	26,871,803	0.4%
	SouthState Corp.	382,246	25,266,461	0.3%
#	Unum Group	705,320	34,490,148	0.5%
	Webster Financial Corp.	665,155	25,255,935	0.3%
	Other Securities		1,659,740,393	21.2%

TOTAL FINANCIALS			2,013,541,677	25.9%

22

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (5.0%)
Other Securities		$417,904,431	5.4%
INDUSTRIALS — (16.8%)
AGCO Corp.	390,167	44,736,548	0.6%
Arcosa, Inc.	367,686	25,396,072	0.3%
* Beacon Roofing Supply, Inc.	418,352	29,774,112	0.4%
Boise Cascade Co.	256,444	24,041,625	0.3%
Knight-Swift Transportation Holdings, Inc.	943,166	46,111,386	0.6%
# Owens Corning	370,331	41,984,425	0.5%
UFP Industries, Inc.	298,070	28,367,322	0.4%
WESCO International, Inc.	250,057	32,057,307	0.4%
Other Securities		1,115,018,361	14.3%

TOTAL INDUSTRIALS		1,387,487,158	17.8%

INFORMATION TECHNOLOGY — (7.4%)
* Arrow Electronics, Inc.	460,745	52,253,090	0.7%
Avnet, Inc.	682,019	31,597,940	0.4%
TD SYNNEX Corp.	341,595	31,317,430	0.4%
Other Securities		493,558,529	6.3%

TOTAL INFORMATION TECHNOLOGY		608,726,989	7.8%

MATERIALS — (6.8%)
Commercial Metals Co.	781,019	33,029,294	0.4%
Huntsman Corp.	1,182,267	27,582,289	0.4%
# United States Steel Corp.	1,201,986	40,735,306	0.5%
Other Securities		461,841,877	5.9%

TOTAL MATERIALS		563,188,766	7.2%

REAL ESTATE — (1.0%)
Other Securities		78,449,593	1.0%

UTILITIES — (0.4%)
Other Securities		32,664,647	0.4%

TOTAL COMMON STOCKS		7,781,219,274	99.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		206,133	0.0%

INDUSTRIALS — (0.0%)
Other Securities		1,750,069	0.0%

TOTAL PREFERRED STOCKS		1,956,202	0.0%

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Securities		—	0.0%

HEALTH CARE — (0.0%)
Other Securities		29,681	0.0%

TOTAL RIGHTS/WARRANTS		29,681	0.0%

TOTAL INVESTMENT SECURITIES — (94.0%)
(Cost $6,681,606,601)		7,783,205,157

SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	42,943,264	496,724,945	6.4%

TOTAL INVESTMENTS — (100.0%)
(Cost $7,178,331,546)		$8,279,930,102	106.3%

23

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$232,803,344	$—	$—	$232,803,344
Consumer Discretionary	1,245,748,524	—	—	1,245,748,524
Consumer Staples	344,611,315	—	—	344,611,315
Energy	856,092,830	—	—	856,092,830
Financials	2,013,541,216	461	—	2,013,541,677
Health Care	417,037,839	—	866,592	417,904,431
Industrials	1,387,487,158	—	—	1,387,487,158
Information Technology	608,726,989	—	—	608,726,989
Materials	563,188,766	—	—	563,188,766
Real Estate	78,449,593	—	—	78,449,593
Utilities	32,664,647	—	—	32,664,647
Preferred Stocks
Communication Services	206,133	—	—	206,133
Industrials	1,750,069	—	—	1,750,069
Rights/Warrants
Consumer Discretionary	—	—	—	—
Health Care	—	2,781	26,900	29,681
Securities Lending Collateral	—	496,724,945	—	496,724,945

Total Investments	$7,782,308,423	$496,728,187	$893,492	$8,279,930,102

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

24

DIMENSIONAL U.S. CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.0%)
COMMUNICATION SERVICES — (6.3%)
* Alphabet, Inc., Class A	1,698,312	$210,726,553	1.1%
* Alphabet, Inc., Class C	1,467,733	183,906,945	0.9%
Comcast Corp., Class A	2,269,270	93,698,158	0.5%
* Meta Platforms, Inc., Class A	992,376	298,973,117	1.5%
Verizon Communications, Inc.	2,295,970	80,657,426	0.4%
Other Securities		472,313,558	2.2%

TOTAL COMMUNICATION SERVICES		1,340,275,757	6.6%

CONSUMER DISCRETIONARY — (9.8%)
* Amazon.com, Inc.	2,355,840	313,538,746	1.5%
Home Depot, Inc. (The)	425,318	121,083,781	0.6%
* Tesla, Inc.	476,192	95,638,401	0.5%
Other Securities		1,556,059,135	7.6%

TOTAL CONSUMER DISCRETIONARY		2,086,320,063	10.2%

CONSUMER STAPLES — (6.0%)
Coca-Cola Co. (The)	1,681,867	95,008,667	0.5%
Costco Wholesale Corp.	140,850	77,811,174	0.4%
PepsiCo, Inc.	735,304	120,060,437	0.6%
Procter & Gamble Co. (The)	1,042,670	156,431,780	0.8%
Walmart, Inc.	559,586	91,441,948	0.5%
Other Securities		735,722,325	3.4%

TOTAL CONSUMER STAPLES		1,276,476,331	6.2%

ENERGY — (7.1%)
Chevron Corp.	893,480	130,206,840	0.6%
ConocoPhillips	798,874	94,906,231	0.5%
Exxon Mobil Corp.	2,291,871	242,594,545	1.2%
Other Securities		1,032,540,202	5.0%

TOTAL ENERGY		1,500,247,818	7.3%

FINANCIALS — (14.4%)
American Express Co.	423,841	61,893,501	0.3%
Bank of America Corp.	2,557,783	67,372,004	0.3%
* Berkshire Hathaway, Inc., Class B	583,974	199,327,845	1.0%
JPMorgan Chase & Co.	1,302,151	181,077,118	0.9%
Mastercard, Inc., Class A	381,975	143,756,291	0.7%
# Visa, Inc., Class A	705,744	165,920,414	0.8%
Other Securities		2,255,620,858	11.0%

TOTAL FINANCIALS		3,074,968,031	15.0%

HEALTH CARE — (11.7%)
AbbVie, Inc.	783,371	110,596,318	0.6%
Amgen, Inc.	217,768	55,683,278	0.3%
Bristol-Myers Squibb Co.	1,217,308	62,727,881	0.3%
Eli Lilly & Co.	354,489	196,362,092	1.0%
Gilead Sciences, Inc.	706,597	55,496,128	0.3%
Johnson & Johnson	1,257,073	186,474,243	0.9%
Merck & Co., Inc.	662,983	68,088,354	0.3%
Pfizer, Inc.	2,556,443	78,124,898	0.4%
Thermo Fisher Scientific, Inc.	134,278	59,722,826	0.3%
UnitedHealth Group, Inc.	327,189	175,229,341	0.9%
Other Securities		1,440,940,959	6.9%

TOTAL HEALTH CARE		2,489,446,318	12.2%

25

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (13.0%)
Caterpillar, Inc.	301,383	$68,127,627	0.3%
Deere & Co.	158,589	57,942,077	0.3%
Honeywell International, Inc.	317,854	58,249,924	0.3%
Union Pacific Corp.	395,391	82,087,126	0.4%
United Parcel Service, Inc., Class B	404,400	57,121,500	0.3%
Other Securities		2,450,972,180	12.0%

TOTAL INDUSTRIALS		2,774,500,434	13.6%

INFORMATION TECHNOLOGY — (21.4%)
Accenture PLC, Class A	319,179	94,824,889	0.5%
* Adobe, Inc.	177,159	94,259,218	0.5%
Apple, Inc.	6,006,779	1,025,777,650	5.0%
Broadcom, Inc.	218,387	183,744,270	0.9%
Cisco Systems, Inc.	1,683,433	87,757,362	0.4%
Intel Corp.	1,688,313	61,623,424	0.3%
International Business Machines Corp.	514,839	74,466,313	0.4%
Microsoft Corp.	3,125,543	1,056,776,494	5.2%
NVIDIA Corp.	425,630	173,571,914	0.9%
Oracle Corp.	695,800	71,945,720	0.4%
QUALCOMM, Inc.	600,754	65,476,178	0.3%
Texas Instruments, Inc.	427,124	60,655,879	0.3%
Other Securities		1,496,159,020	7.1%

TOTAL INFORMATION TECHNOLOGY		4,547,038,331	22.2%

MATERIALS — (4.2%)
Linde PLC	170,759	65,257,259	0.3%
Other Securities		820,609,864	4.0%

TOTAL MATERIALS		885,867,123	4.3%

REAL ESTATE — (0.3%)
Other Securities		71,182,564	0.3%

UTILITIES — (1.8%)
Other Securities		390,098,397	1.9%

TOTAL COMMON STOCKS		20,436,421,167	99.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Securities		204,876	0.0%

INDUSTRIALS — (0.0%)
Other Securities		696,093	0.0%

TOTAL PREFERRED STOCKS		900,969	0.0%

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Securities		102,242	0.0%

HEALTH CARE — (0.0%)
Other Securities		302,937	0.0%

INDUSTRIALS — (0.0%)
Other Securities		3,972	0.0%

TOTAL RIGHTS/WARRANTS		409,151	0.0%

TOTAL INVESTMENT SECURITIES — (96.0%)
(Cost $14,144,281,084)		20,437,731,287

SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	74,178,355	858,021,384	4.2%

TOTAL INVESTMENTS — (100.0%)
(Cost $15,002,302,468)		$21,295,752,671	104.0%

26

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,340,275,757	$—	$—	$1,340,275,757
Consumer Discretionary	2,086,320,063	—	—	2,086,320,063
Consumer Staples	1,276,476,331	—	—	1,276,476,331
Energy	1,500,247,818	—	—	1,500,247,818
Financials	3,074,968,031	—	—	3,074,968,031
Health Care	2,489,170,321	—	275,997	2,489,446,318
Industrials	2,774,500,434	—	—	2,774,500,434
Information Technology	4,547,038,331	—	—	4,547,038,331
Materials	885,867,123	—	—	885,867,123
Real Estate	71,182,564	—	—	71,182,564
Utilities	390,098,397	—	—	390,098,397
Preferred Stocks
Communication Services	204,876	—	—	204,876
Industrials	696,093	—	—	696,093
Rights/Warrants
Energy	—	102,242	—	102,242
Health Care	—	201,482	101,455	302,937
Industrials	—	3,972	—	3,972
Securities Lending Collateral	—	858,021,384	—	858,021,384

Total Investments	$20,437,046,139	$858,329,080	$377,452	$21,295,752,671

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

27

DIMENSIONAL US MARKETWIDE VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (8.3%)
AT&T, Inc.	5,343,359	$82,287,729	1.0%
Comcast Corp., Class A	4,100,967	169,328,927	2.1%
* Meta Platforms, Inc., Class A	387,927	116,870,767	1.4%
* T-Mobile US, Inc.	423,829	60,972,040	0.7%
Verizon Communications, Inc.	2,773,616	97,437,130	1.2%
* Walt Disney Co. (The)	677,077	55,242,712	0.7%
Other Securities		120,596,992	1.4%

TOTAL COMMUNICATION SERVICES		702,736,297	8.5%

CONSUMER DISCRETIONARY — (6.0%)
DR Horton, Inc.	304,876	31,829,054	0.4%
General Motors Co.	1,162,062	32,770,148	0.4%
Other Securities		442,805,289	5.4%

TOTAL CONSUMER DISCRETIONARY		507,404,491	6.2%

CONSUMER STAPLES — (4.2%)
Mondelez International, Inc., Class A	1,110,502	73,526,338	0.9%
Other Securities		281,547,740	3.4%

TOTAL CONSUMER STAPLES		355,074,078	4.3%

ENERGY — (14.6%)
Chevron Corp.	1,431,018	208,542,253	2.5%
ConocoPhillips	1,182,197	140,445,004	1.7%
EOG Resources, Inc.	320,860	40,508,575	0.5%
# Exxon Mobil Corp.	3,154,339	333,886,783	4.1%
Marathon Petroleum Corp.	545,901	82,567,526	1.0%
Phillips 66	577,475	65,872,573	0.8%
Pioneer Natural Resources Co.	147,374	35,222,386	0.4%
Valero Energy Corp.	475,593	60,400,311	0.7%
Other Securities		268,205,185	3.3%

TOTAL ENERGY		1,235,650,596	15.0%

FINANCIALS — (21.6%)
American International Group, Inc.	500,843	30,706,684	0.4%
Bank of America Corp.	4,560,556	120,125,045	1.5%
* Berkshire Hathaway, Inc., Class B	660,731	225,527,312	2.7%
Capital One Financial Corp.	339,173	34,354,833	0.4%
Chubb, Ltd.	185,806	39,877,684	0.5%
Citigroup, Inc.	1,270,721	50,180,772	0.6%
# Goldman Sachs Group, Inc. (The)	207,114	62,881,882	0.8%
# JPMorgan Chase & Co.	2,052,331	285,397,149	3.5%
Morgan Stanley	912,191	64,601,367	0.8%
Wells Fargo & Co.	1,808,468	71,922,772	0.9%
Other Securities		839,288,374	10.0%

TOTAL FINANCIALS		1,824,863,874	22.1%

HEALTH CARE — (13.3%)
Bristol-Myers Squibb Co.	885,302	45,619,612	0.6%
Cigna Group (The)	292,870	90,555,404	1.1%
CVS Health Corp.	1,309,023	90,335,677	1.1%
Danaher Corp.	380,283	73,021,942	0.9%
Elevance Health, Inc.	231,018	103,978,892	1.3%
Humana, Inc.	83,063	43,499,262	0.5%
Medtronic PLC	832,140	58,715,798	0.7%
Pfizer, Inc.	4,322,143	132,084,690	1.6%

28

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Regeneron Pharmaceuticals, Inc.	51,641	$40,274,299	0.5%
Thermo Fisher Scientific, Inc.	207,720	92,387,624	1.1%
Other Securities		348,970,574	4.2%

TOTAL HEALTH CARE		1,119,443,774	13.6%

INDUSTRIALS — (14.3%)
Eaton Corp. PLC	182,880	38,022,581	0.5%
FedEx Corp.	201,327	48,338,613	0.6%
General Dynamics Corp.	130,012	31,373,196	0.4%
General Electric Co.	478,884	52,021,169	0.6%
Norfolk Southern Corp.	318,102	60,690,681	0.7%
# RTX Corp.	522,057	42,490,219	0.5%
Other Securities		929,999,759	11.3%

TOTAL INDUSTRIALS		1,202,936,218	14.6%

INFORMATION TECHNOLOGY — (8.4%)
* Advanced Micro Devices, Inc.	552,155	54,387,267	0.7%
Analog Devices, Inc.	270,291	42,524,883	0.5%
Intel Corp.	2,901,590	105,908,035	1.3%
Micron Technology, Inc.	617,951	41,322,383	0.5%
* Salesforce, Inc.	304,489	61,150,526	0.8%
Other Securities		403,142,607	4.8%

TOTAL INFORMATION TECHNOLOGY		708,435,701	8.6%

MATERIALS — (6.2%)
Linde PLC	171,797	65,653,942	0.8%
Nucor Corp.	226,464	33,469,115	0.4%
Other Securities		425,376,682	5.2%

TOTAL MATERIALS		524,499,739	6.4%

REAL ESTATE — (0.3%)
Other Securities		26,455,946	0.3%

UTILITIES — (0.3%)
Other Securities		21,182,637	0.3%

TOTAL COMMON STOCKS		8,228,683,351	99.9%

PREFERRED STOCK — (0.0%)
INDUSTRIALS — (0.0%)
Other Securities		301,631	0.0%

TOTAL PREFERRED STOCK		301,631	0.0%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		—	0.0%

TOTAL INVESTMENT SECURITIES — (97.5%)
(Cost $5,756,648,669)		8,228,984,982

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	18,456,799	213,489,886	2.6%

TOTAL INVESTMENTS — (100.0%)
(Cost $5,970,138,555)		$8,442,474,868	102.5%

29

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$702,736,297	$—	$—	$702,736,297
Consumer Discretionary	507,404,491	—	—	507,404,491
Consumer Staples	355,074,078	—	—	355,074,078
Energy	1,235,650,596	—	—	1,235,650,596
Financials	1,824,863,874	—	—	1,824,863,874
Health Care	1,119,443,774	—	—	1,119,443,774
Industrials	1,202,936,218	—	—	1,202,936,218
Information Technology	708,435,701	—	—	708,435,701
Materials	524,499,739	—	—	524,499,739
Real Estate	26,455,946	—	—	26,455,946
Utilities	21,182,637	—	—	21,182,637
Preferred Stock
Industrials	301,631	—	—	301,631
Rights/Warrants
Health Care	—	—	—	—
Securities Lending Collateral	—	213,489,886	—	213,489,886

Total Investments	$8,228,984,982	$213,489,886	$—	$8,442,474,868

See accompanying Notes to Financial Statements.

30

DIMENSIONAL INTERNATIONAL VALUE ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
AUSTRALIA — (6.3%)
ANZ Group Holdings, Ltd.	2,046,023	$32,010,402	0.6%
National Australia Bank, Ltd.	2,579,534	45,812,289	0.8%
Santos, Ltd.	6,475,521	31,446,908	0.6%
Westpac Banking Corp.	2,486,818	32,435,387	0.6%
Woodside Energy Group, Ltd.	1,862,470	40,400,293	0.7%
Other Securities		168,624,202	3.0%

TOTAL AUSTRALIA		350,729,481	6.3%

AUSTRIA — (0.2%)
Other Securities		9,132,491	0.2%

BELGIUM — (0.6%)
Other Securities		34,737,702	0.6%

CANADA — (9.5%)
# Agnico Eagle Mines, Ltd.	610,402	28,633,958	0.5%
Bank of Montreal	485,800	36,702,190	0.7%
Bank of Nova Scotia (The)	1,109,858	44,915,953	0.8%
Fairfax Financial Holdings, Ltd.	35,874	29,821,482	0.5%
# Manulife Financial Corp.	1,772,584	30,878,413	0.6%
Nutrien, Ltd.	583,577	31,338,085	0.6%
Suncor Energy, Inc.	1,171,083	37,943,089	0.7%
Teck Resources, Ltd., Class B	1,009,670	35,681,738	0.6%
Other Securities		253,533,979	4.6%

TOTAL CANADA		529,448,887	9.6%

DENMARK — (2.6%)
Other Securities		145,701,010	2.6%

FINLAND — (0.9%)
Other Securities		47,975,502	0.9%

FRANCE — (11.3%)
AXA SA	1,117,180	33,011,053	0.6%
BNP Paribas SA	658,533	37,789,758	0.7%
Cie de Saint-Gobain SA	967,745	52,577,603	1.0%
Cie Generale des Etablissements Michelin SCA	1,364,857	40,423,323	0.8%
Engie SA	1,848,046	29,308,700	0.5%
Orange SA	3,739,995	43,919,947	0.8%
Sanofi SA	441,000	39,948,101	0.7%
TotalEnergies SE	3,164,825	211,418,753	3.8%
Other Securities		143,619,151	2.5%

TOTAL FRANCE		632,016,389	11.4%

GERMANY — (6.2%)
BASF SE	624,677	28,745,561	0.5%
Bayer AG, Registered	1,116,637	47,990,593	0.8%
Bayerische Motoren Werke AG	419,716	38,876,313	0.7%
Mercedes-Benz Group AG	1,131,342	66,285,039	1.2%
Other Securities		166,144,091	3.1%

TOTAL GERMANY		348,041,597	6.3%

HONG KONG — (1.6%)
Other Securities		91,121,212	1.6%

IRELAND — (0.3%)
Other Securities		17,193,914	0.3%

31

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
ISRAEL — (0.5%)
Other Securities		$27,294,367	0.5%
ITALY — (2.5%)
Stellantis NV	1,733,007	32,372,571	0.6%
UniCredit SpA	1,844,194	46,052,706	0.8%
Other Securities		63,306,942	1.2%

TOTAL ITALY		141,732,219	2.6%

JAPAN — (21.1%)
Honda Motor Co., Ltd.	3,075,864	30,597,175	0.6%
Mitsubishi Corp.	1,120,500	51,458,137	0.9%
Mitsubishi UFJ Financial Group, Inc.	4,945,134	41,044,824	0.7%
Sumitomo Mitsui Financial Group, Inc.	619,427	29,530,608	0.5%
Takeda Pharmaceutical Co., Ltd.	1,349,094	36,193,793	0.7%
Toyota Motor Corp.	3,705,940	63,378,683	1.1%
Other Securities		929,562,657	16.8%

TOTAL JAPAN		1,181,765,877	21.3%

NETHERLANDS — (3.5%)
ING Groep NV	2,272,198	28,887,923	0.5%
Koninklijke Ahold Delhaize NV	1,750,551	51,809,515	0.9%
Other Securities		113,385,894	2.1%

TOTAL NETHERLANDS		194,083,332	3.5%

NEW ZEALAND — (0.2%)
Other Securities		11,474,378	0.2%

NORWAY — (1.0%)
Other Securities		55,971,735	1.0%

PORTUGAL — (0.1%)
Other Securities		5,886,169	0.1%

SINGAPORE — (1.2%)
Other Securities		66,633,851	1.2%

SPAIN — (2.5%)
Banco Santander SA	12,015,119	44,018,310	0.8%
Repsol SA	2,213,525	32,346,426	0.6%
Other Securities		66,031,179	1.2%

TOTAL SPAIN		142,395,915	2.6%

SWEDEN — (2.5%)
Other Securities		140,220,870	2.5%

SWITZERLAND — (9.5%)
Cie Financiere Richemont SA, Registered	366,359	43,034,753	0.8%
Holcim AG	537,247	33,106,765	0.6%
Novartis AG, Sponsored ADR	1,040,186	97,340,606	1.8%
Novartis AG, Registered	352,320	32,729,117	0.6%
UBS Group AG	1,583,959	36,933,806	0.7%
Zurich Insurance Group AG	164,757	77,956,556	1.4%
Other Securities		209,065,739	3.7%

TOTAL SWITZERLAND		530,167,342	9.6%

UNITED KINGDOM — (13.7%)
BP PLC, Sponsored ADR	1,000,257	36,589,401	0.7%
British American Tobacco PLC	1,169,703	34,831,345	0.6%
Glencore PLC	5,957,425	31,457,025	0.6%
HSBC Holdings PLC, Sponsored ADR	2,118,233	76,955,405	1.4%
Shell PLC, ADR	3,720,877	242,377,928	4.4%
Shell PLC	1,055,892	33,908,727	0.6%
Vodafone Group PLC	36,940,171	33,932,422	0.6%

32

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (Continued)
Other Securities		$274,233,956	4.9%

TOTAL UNITED KINGDOM		764,286,209	13.8%

TOTAL COMMON STOCKS		5,468,010,449	98.7%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		33,852,313	0.6%

TOTAL PREFERRED STOCKS		33,852,313	0.6%

TOTAL INVESTMENT SECURITIES — (98.4%) (Cost $5,169,162,302)		5,501,862,762

SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	7,694,589	89,003,353	1.6%

TOTAL INVESTMENTS — (100.0%) (Cost $5,258,165,655)		$5,590,866,115	100.9%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation

Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$335,897,656	$14,831,825	$—	$350,729,481
Austria	9,132,491	—	—	9,132,491
Belgium	34,737,702	—	—	34,737,702
Canada	529,448,887	—	—	529,448,887
Denmark	145,701,010	—	—	145,701,010
Finland	47,975,502	—	—	47,975,502
France	632,016,389	—	—	632,016,389
Germany	348,041,597	—	—	348,041,597
Hong Kong	91,121,212	—	—	91,121,212
Ireland	17,193,914	—	—	17,193,914
Israel	27,294,367	—	—	27,294,367
Italy	141,732,219	—	—	141,732,219
Japan	1,181,765,877	—	—	1,181,765,877
Netherlands	194,083,332	—	—	194,083,332
New Zealand	11,474,378	—	—	11,474,378
Norway	55,971,735	—	—	55,971,735
Portugal	5,886,169	—	—	5,886,169
Singapore	66,633,851	—	—	66,633,851
Spain	142,395,915	—	—	142,395,915
Sweden	140,220,870	—	—	140,220,870
Switzerland	530,167,342	—	—	530,167,342
United Kingdom	764,286,209	—	—	764,286,209
Preferred Stocks
Germany	33,852,313	—	—	33,852,313
Securities Lending Collateral	—	89,003,353	—	89,003,353

Total Investments	$5,487,030,937	$103,835,178	$—	$5,590,866,115

See accompanying Notes to Financial Statements.

33

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
AUSTRALIA — (4.3%)
# BHP Group, Ltd., Sponsored ADR	229,149	$13,075,242	0.3%
Other Securities		228,723,496	4.1%

TOTAL AUSTRALIA		241,798,738	4.4%

AUSTRIA — (0.3%)
Other Securities		18,999,323	0.4%

BELGIUM — (0.8%)
Other Securities		43,769,652	0.8%

BRAZIL — (1.4%)
Other Securities		79,326,074	1.4%

CANADA — (7.5%)
# Canadian Natural Resources, Ltd.	323,496	20,551,701	0.4%
Royal Bank of Canada	165,456	13,216,625	0.2%
Royal Bank of Canada	118,433	9,449,047	0.2%
Suncor Energy, Inc.	321,115	10,404,126	0.2%
Other Securities		361,545,742	6.6%

TOTAL CANADA		415,167,241	7.6%

CHILE — (0.1%)
Other Securities		6,211,366	0.1%

CHINA — (7.6%)
* Alibaba Group Holding, Ltd.	1,981,300	20,269,798	0.4%
China Construction Bank Corp., Class H	23,203,200	13,166,450	0.3%
Tencent Holdings, Ltd.	692,500	25,595,046	0.5%
Other Securities		366,221,537	6.5%

TOTAL CHINA		425,252,831	7.7%

COLOMBIA — (0.0%)
Other Securities		1,498,866	0.0%

CZECHIA — (0.0%)
Other Securities		1,885,887	0.0%

DENMARK — (1.8%)
Novo Nordisk A/S, Class B	356,858	34,213,410	0.6%
Other Securities		67,113,874	1.2%

TOTAL DENMARK		101,327,284	1.8%

EGYPT — (0.0%)
Other Securities		145,158	0.0%

FINLAND — (0.9%)
Other Securities		52,071,481	1.0%

FRANCE — (5.7%)
LVMH Moet Hennessy Louis Vuitton SE	31,665	22,575,541	0.4%
Orange SA	971,816	11,412,343	0.2%
TotalEnergies SE	724,697	48,411,693	0.9%
Vinci SA	95,199	10,513,378	0.2%
Other Securities		223,047,198	4.0%

TOTAL FRANCE		315,960,153	5.7%

GERMANY — (4.6%)
Allianz SE, Registered	62,309	14,548,668	0.3%
Bayer AG, Registered	218,750	9,401,392	0.2%
Deutsche Telekom AG	796,844	17,245,427	0.3%

34

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
GERMANY — (Continued)
E.ON SE	875,704	$10,385,488	0.2%
Mercedes-Benz Group AG	245,838	14,403,586	0.3%
Rheinmetall AG	47,085	13,457,550	0.3%
Other Securities		175,642,997	3.0%

TOTAL GERMANY		255,085,108	4.6%

GREECE — (0.1%)
Other Securities		7,991,168	0.1%

HONG KONG — (1.3%)
AIA Group, Ltd.	1,499,800	13,005,320	0.3%
Other Securities		60,053,230	1.0%

TOTAL HONG KONG		73,058,550	1.3%

HUNGARY — (0.1%)
Other Securities		3,302,269	0.1%

INDIA — (5.7%)
Other Securities		318,210,872	5.8%

INDONESIA — (0.6%)
Other Securities		35,049,577	0.6%

IRELAND — (0.4%)
Other Securities		21,124,190	0.4%

ISRAEL — (0.5%)
Other Securities		28,858,506	0.5%

ITALY — (2.1%)
Banco BPM SpA	1,946,800	9,924,653	0.2%
Eni SpA	648,457	10,574,687	0.2%
UniCredit SpA	497,925	12,434,046	0.2%
Other Securities		83,289,667	1.5%

TOTAL ITALY		116,223,053	2.1%

JAPAN — (15.6%)
Hitachi, Ltd.	223,100	13,960,967	0.3%
# ITOCHU Corp.	321,600	11,409,798	0.2%
KDDI Corp.	392,800	11,637,846	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,729,100	14,351,604	0.3%
Sony Group Corp.	172,300	14,136,006	0.3%
Toyota Motor Corp.	1,509,000	25,806,795	0.5%
Other Securities		776,897,481	14.0%

TOTAL JAPAN		868,200,497	15.8%

KOREA, REPUBLIC OF — (4.0%)
Samsung Electronics Co., Ltd.	761,320	37,712,271	0.7%
Samsung Electronics Co., Ltd., Registered Shares, GDR	10,449	13,019,454	0.3%
SK Hynix, Inc.	135,545	11,672,195	0.2%
Other Securities		160,338,664	2.9%

TOTAL KOREA, REPUBLIC OF		222,742,584	4.1%

KUWAIT — (0.1%)
Other Securities		5,995,931	0.1%

MALAYSIA — (0.5%)
Other Securities		28,278,576	0.5%

MEXICO — (0.7%)
Other Securities		39,229,324	0.7%

NETHERLANDS — (2.2%)
ASML Holding NV, Sponsored NYS	36,848	22,064,951	0.4%
Koninklijke Ahold Delhaize NV	410,579	12,151,545	0.2%

35

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
NETHERLANDS — (Continued)
Other Securities		$86,598,149	1.6%

TOTAL NETHERLANDS		120,814,645	2.2%

NEW ZEALAND — (0.2%)
Other Securities		10,661,031	0.2%

NORWAY — (0.7%)
Other Securities		36,291,171	0.7%

PERU — (0.0%)
Other Securities		510,567	0.0%

PHILIPPINES — (0.2%)
Other Securities		11,946,052	0.2%

POLAND — (0.4%)
Other Securities		19,331,146	0.4%

PORTUGAL — (0.2%)
Other Securities		11,731,564	0.2%

QATAR — (0.3%)
Other Securities		16,079,317	0.3%

RUSSIAN FEDERATION — (0.0%)
Other Securities		—	0.0%

SAUDI ARABIA — (1.1%)
Other Securities		61,704,862	1.1%

SINGAPORE — (0.7%)
Other Securities		39,014,816	0.7%

SOUTH AFRICA — (1.0%)
Other Securities		57,834,285	1.1%

SPAIN — (1.6%)
Other Securities		88,898,276	1.6%

SWEDEN — (1.7%)
Volvo AB, Class B	511,600	10,115,097	0.2%
Other Securities		85,541,636	1.5%

TOTAL SWEDEN		95,656,733	1.7%

SWITZERLAND — (5.3%)
ABB, Ltd., Registered	344,926	11,537,330	0.2%
Nestle SA, Registered	345,186	37,194,593	0.7%
Novartis AG, Sponsored ADR	287,351	26,890,307	0.5%
Roche Holding AG	73,269	18,827,488	0.4%
Other Securities		201,219,027	3.6%

TOTAL SWITZERLAND		295,668,745	5.4%

TAIWAN — (5.6%)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	294,861	25,449,453	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,273,465	20,769,631	0.4%
Other Securities		266,532,060	4.8%

TOTAL TAIWAN		312,751,144	5.7%

THAILAND — (0.6%)
Other Securities		32,244,647	0.6%

TURKEY — (0.3%)
Other Securities		15,268,884	0.3%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		28,410,995	0.5%

UNITED KINGDOM — (7.8%)
# AstraZeneca PLC, Sponsored ADR	206,948	13,085,322	0.3%

36

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (Continued)
BP PLC, Sponsored ADR	655,093	$23,963,302	0.4%
CRH PLC	255,569	13,690,831	0.3%
Glencore PLC	2,717,173	14,347,504	0.3%
HSBC Holdings PLC, Sponsored ADR	292,862	10,639,676	0.2%
# Rio Tinto PLC, Sponsored ADR	155,206	9,985,954	0.2%
Shell PLC, ADR	599,762	39,068,497	0.7%
Unilever PLC, Sponsored ADR	240,471	11,386,302	0.2%
Other Securities		301,008,662	5.4%

TOTAL UNITED KINGDOM		437,176,050	8.0%

UNITED STATES — (0.1%)
Other Securities		5,455,704	0.1%

TOTAL COMMON STOCKS		5,424,214,893	98.6%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Petroleo Brasileiro SA	1,391,908	9,588,515	0.2%
Other Securities		8,852,926	0.1%

TOTAL BRAZIL		18,441,441	0.3%

CHILE — (0.0%)
Other Securities		75,572	0.0%

COLOMBIA — (0.0%)
Other Securities		167,027	0.0%

GERMANY — (0.3%)
Other Securities		13,331,070	0.3%

INDIA — (0.0%)
Other Securities		29,153	0.0%

PHILIPPINES — (0.0%)
Other Securities		33,418	0.0%

THAILAND — (0.0%)
Other Securities		46,410	0.0%

TOTAL PREFERRED STOCKS		32,124,091	0.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

AUSTRIA — (0.0%)
Other Securities		—	0.0%

BRAZIL — (0.0%)
Other Securities		71	0.0%

CANADA — (0.0%)
Other Securities		—	0.0%

FINLAND — (0.0%)
Other Securities		28,629	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

KOREA, REPUBLIC OF — (0.0%)
Other Securities		11,955	0.0%

KUWAIT — (0.0%)
Other Securities		746	0.0%

MALAYSIA — (0.0%)
Other Securities		1,020	0.0%

37

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
NORWAY — (0.0%)
Other Securities		$—	0.0%

SPAIN — (0.0%)
Other Securities		56,663	0.0%

TAIWAN — (0.0%)
Other Securities		7,870	0.0%

THAILAND — (0.0%)
Other Securities		2,095	0.0%

TOTAL RIGHTS/WARRANTS		109,049	0.0%

TOTAL INVESTMENT SECURITIES — (97.8%) (Cost $4,835,538,274)		5,456,448,033

SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	10,465,536	121,054,901	2.2%

TOTAL INVESTMENTS — (100.0%) (Cost $4,956,593,175)		$5,577,502,934	101.4%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$237,439,662	$4,359,076	$—	$241,798,738
Austria	18,999,323	—	—	18,999,323
Belgium	43,768,546	1,106	—	43,769,652
Brazil	79,326,074	—	—	79,326,074
Canada	415,167,241	—	—	415,167,241
Chile	6,211,366	—	—	6,211,366
China	425,039,500	174,351	38,980	425,252,831
Colombia	1,475,846	—	23,020	1,498,866
Czechia	1,885,887	—	—	1,885,887
Denmark	101,327,284	—	—	101,327,284
Egypt	145,158	—	—	145,158
Finland	52,071,481	—	—	52,071,481
France	315,960,153	—	—	315,960,153
Germany	255,085,108	—	—	255,085,108
Greece	7,991,168	—	—	7,991,168
Hong Kong	73,032,648	310	25,592	73,058,550
Hungary	3,302,269	—	—	3,302,269
India	318,156,087	16,687	38,098	318,210,872
Indonesia	34,940,378	100,821	8,378	35,049,577
Ireland	21,124,190	—	—	21,124,190
Israel	28,858,506	—	—	28,858,506
Italy	116,223,053	—	—	116,223,053
Japan	868,200,497	—	—	868,200,497
Korea, Republic of	222,552,808	189,776	—	222,742,584
Kuwait	5,995,931	—	—	5,995,931
Malaysia	28,278,576	—	—	28,278,576
Mexico	39,229,324	—	—	39,229,324
Netherlands	120,814,645	—	—	120,814,645
New Zealand	10,661,031	—	—	10,661,031
Norway	36,291,171	—	—	36,291,171

38

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Peru	$510,567	$—	$—	$510,567
Philippines	11,901,853	44,199	—	11,946,052
Poland	19,331,146	—	—	19,331,146
Portugal	11,731,564	—	—	11,731,564
Qatar	16,079,317	—	—	16,079,317
Russian Federation	—	—	—	—
Saudi Arabia	61,704,862	—	—	61,704,862
Singapore	39,014,816	—	—	39,014,816
South Africa	57,834,285	—	—	57,834,285
Spain	88,898,276	—	—	88,898,276
Sweden	95,651,524	5,209	—	95,656,733
Switzerland	295,664,573	4,172	—	295,668,745
Taiwan	312,745,386	5,758	—	312,751,144
Thailand	6,764,902	25,479,745	—	32,244,647
Turkey	15,268,884	—	—	15,268,884
United Arab Emirates	28,410,995	—	—	28,410,995
United Kingdom	437,176,050	—	—	437,176,050
United States	5,455,704	—	—	5,455,704
Preferred Stocks
Brazil	18,441,441	—	—	18,441,441
Chile	75,572	—	—	75,572
Colombia	167,027	—	—	167,027
Germany	13,331,070	—	—	13,331,070
India	29,124	—	29	29,153
Philippines	33,418	—	—	33,418
Thailand	—	46,410	—	46,410
Rights/Warrants
Australia	—	—	—	—
Austria	—	—	—	—
Brazil	71	—	—	71
Canada	—	—	—	—
Finland	28,629	—	—	28,629
Italy	—	—	—	—
Korea, Republic of	—	11,955	—	11,955
Kuwait	746	—	—	746
Malaysia	1,020	—	—	1,020
Norway	—	—	—	—
Spain	31,182	25,481	—	56,663
Taiwan	—	7,870	—	7,870
Thailand	1,386	709	—	2,095
Securities Lending Collateral	—	121,054,901	—	121,054,901

Total Investments	$5,425,840,301	$151,528,536	$134,097	$5,577,502,934

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

39

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional U.S. Equity ETF	Dimensional U.S. Small Cap ETF	Dimensional U.S. Targeted Value ETF
ASSETS:
Investment Securities at Value (including $180,576, $480,494 and $485,282 of securities on loan, respectively)	$6,555,069	$5,604,821	$7,783,205
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $184,444, $490,602 and $496,725, respectively) (Note G)	184,444	490,602	496,725
Cash	3,670	8,155	7,283
Receivables:
Investment Securities Sold	5,788	—	—
Dividends and Interest	4,512	1,627	3,031
Receivable for Capital Shares Issued	211	823	337

Total Assets	6,753,694	6,106,028	8,290,581

LIABILITIES:
Payables:
Investment Securities Purchased	4,783	—	—
Upon Return of Securities Loaned	184,444	490,602	496,725
Accrued Expenses and Other Liabilities:
Advisory Fee	453	1,208	1,825
Administration and Accounting	112	48	144
Custodian	7	7	9
Trustee	34	30	38
Other Expenses	176	220	177

Total Liabilities	190,009	492,115	498,918
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$6,563,685	$5,613,913	$7,791,663

SHARES OUTSTANDING, NO PAR VALUE	144,804,990	113,455,557	180,128,862

Net Asset Value, Offering and Redemption price per share	$45.33	$49.48	$43.26

Investment Securities at Cost	$2,899,876	$4,693,204	$6,681,607

NET ASSETS CONSIST OF:
Paid-In Capital	$3,043,505	$4,840,866	$6,879,969
Total Distributable Earnings (Loss)	3,520,180	773,047	911,694

NET ASSETS	$6,563,685	$5,613,913	$7,791,663

See accompanying Notes to Financial Statements.

40

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional U.S. Core Equity 2 ETF	Dimensional US Marketwide Value ETF	Dimensional International Value ETF
ASSETS:
Investment Securities at Value (including $844,090, $210,737 and $100,398 of securities on loan, respectively)	$20,437,732	$8,228,985	$5,501,863
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $858,021, $213,490 and $89,003, respectively) (Note G)	858,021	213,490	89,003
Foreign Currencies at Value	—	—	10,069
Cash	46,809	4,347	1,699
Receivables:
Investment Securities Sold	—	1,276	1,811
Dividends and Interest	14,897	8,429	18,107
Receivable for Capital Shares Issued	1,104	149	—
Receivable for Tax Reclaims	—	—	13,162
Prepaid Expenses and Other Assets	1	263	—

Total Assets	21,358,564	8,456,939	5,635,714

LIABILITIES:
Payables:
Investment Securities Purchased	29,167	4,510	5,035
Upon Return of Securities Loaned	858,021	213,490	89,003
Accrued Expenses and Other Liabilities:
Advisory Fee	2,830	1,431	1,206
Administration and Accounting	282	126	102
Custodian	1	97	10
Trustee	130	53	27
Other Expenses	822	205	374

Total Liabilities	891,253	219,912	95,757
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$20,467,311	$8,237,027	$5,539,957

SHARES OUTSTANDING, NO PAR VALUE	808,089,243	253,779,505	179,095,115

Net Asset Value, Offering and Redemption price per share	$25.33	$32.46	$30.93

Investment Securities at Cost	$14,144,281	$5,756,649	$5,169,163

Foreign Currencies at Cost	$—	$—	$10,122

NET ASSETS CONSIST OF:
Paid-In Capital	$14,714,872	$9,427,374	$5,617,261
Total Distributable Earnings (Loss)	5,752,439	(1,190,347)	(77,304)

NET ASSETS	$20,467,311	$8,237,027	$5,539,957

See accompanying Notes to Financial Statements.

41

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

Dimensional World ex U.S. Core Equity 2 ETF
ASSETS:
Investment Securities at Value (including $184,917 of securities on loan)	$5,456,448
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $121,055) (Note G)	121,055
Foreign Currencies at Value	24,561
Cash	1,205
Receivables:
Investment Securities Sold	6,222
Dividends and Interest	12,374
Receivable for Tax Reclaims	7,506

Total Assets	5,629,371

LIABILITIES:
Payables:
Investment Securities Purchased	2,297
Upon Return of Securities Loaned	121,055
Accrued Foreign Taxes	4,725
Accrued Expenses and Other Liabilities:
Advisory Fee	1,187
Administration and Accounting	109
Custodian	272
Trustee	24
Other Expenses	335

Total Liabilities	130,004
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$5,499,367

SHARES OUTSTANDING, NO PAR VALUE	254,617,896

Net Asset Value, Offering and Redemption price per share	$21.60

Investment Securities at Cost	$4,835,538

Foreign Currencies at Cost	$24,561

NET ASSETS CONSIST OF:
Paid-In Capital	$5,331,770
Total Distributable Earnings (Loss)	167,597

NET ASSETS	$5,499,367

See accompanying Notes to Financial Statements.

42

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional U.S. Equity ETF(a)	Dimensional U.S. Small Cap ETF(a)	Dimensional U.S. Targeted Value ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(26), $(410) and $(608), respectively)	$96,278	$80,548	$150,902
Income from Securities Lending, Net	398	915	1,024

Total Investment Income	96,676	81,463	151,926

EXPENSES:
Investment Management Fees (Note D)	4,963	13,340	21,286
Administration and Accounting	142	131	254
Custodian	43	43	56
Filing Fees	142	235	164
Transfer Agency	1	—	4
Trustees’ Fees & Expenses	50	51	66
Other Expenses	364	327	469

Total Expenses	5,705	14,127	22,299

Fees Paid Indirectly (Note D)	(32)	(31)	(42)

Net Expenses	5,673	14,096	22,257

Net Investment Income (Loss)	91,003	67,367	129,669

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(48,571)	(73,315)	(138,025)
In-Kind Transactions	53,511	586,615	1,030,836
Futures	(62)	1,132	705
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	419,852	(842,346)	(1,136,160)

Net Realized and Unrealized Gain (Loss)	424,730	(327,914)	(242,644)

Net Increase (Decrease) in Net Assets Resulting from Operations	$515,733	$(260,547)	$(112,975)

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

43

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional U.S. Core Equity 2 ETF(a)	Dimensional US Marketwide Value ETF(a)	Dimensional International Value ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(258), $(30) and $(27,181), respectively)	$320,577	$190,162	$235,604
Income from Securities Lending, Net	1,592	115	1,414

Total Investment Income	322,169	190,277	237,018

EXPENSES:
Investment Management Fees (Note D)	30,205	16,829	12,981
Administration and Accounting	294	148	58
Custodian	120	57	278
Filing Fees	934	93	262
Transfer Agency	1	5	11
Trustees’ Fees & Expenses	190	69	48
Organization Fees	—	35	—
Other Expenses	892	292	380

Total Expenses	32,636	17,528	14,018

Fees Paid Indirectly (Note D)	(91)	(44)	(134)

Net Expenses	32,545	17,484	13,884

Net Investment Income (Loss)	289,624	172,793	223,134

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(257,261)	(52,903)	(44,681)
In-Kind Transactions	990,835	1,228,770	10,068
Futures	(1,140)	(688)	(2,862)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(266,596)	(1,460,245)	415,458

Net Realized and Unrealized Gain (Loss)	465,838	(285,066)	377,983

Net Increase (Decrease) in Net Assets Resulting from Operations	$755,462	$(112,273)	$601,117

(a) Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

44

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

Dimensional World ex U.S. Core Equity 2 ETF(a)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $ (23,242))	$186,352
Income from Securities Lending, Net	2,823

Total Investment Income	189,175

EXPENSES:
Investment Management Fees (Note D)	13,735
Administration and Accounting	188
Custodian	738
Filing Fees	125
Transfer Agency	1
Trustees’ Fees & Expenses	52
Other Expenses	469

Total Expenses	15,308

Fees Paid Indirectly (Note D)	(122)

Net Expenses	15,186

Net Investment Income (Loss)	173,989

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(332,159)
Futures	(2,891)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	742,310

Net Realized and Unrealized Gain (Loss)	407,260

Net Increase (Decrease) in Net Assets Resulting from Operations	$581,249

(a)	Portion of income is from investment in affiliated fund.
*	Net of foreign capital gain taxes withheld of $138.

See accompanying Notes to Financial Statements.

45

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Equity ETF		Dimensional U.S. Small Cap ETF
	Year ended	Year ended	Year ended	Year ended
	October 31, 2023	October 31, 2022	October 31, 2023	October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$91,003	$78,939	$67,367	$49,547
Net Realized Gain (Loss) on:
Investment Securities Sold	(48,571)	(72,112)	(73,315)	(71,064)
In-Kind Transactions	53,511	73,834	586,615	213,343
Futures	(62)	—	1,132	273
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	419,852	(1,021,542)	(842,346)	(661,303)

Change in Net Assets Resulting from Operations	515,733	(940,881)	(260,547)	(469,204)

Distributions:
Total Distributions	(88,122)	(77,302)	(60,543)	(138,807)

Change in Net Assets Resulting from Distributions	(88,122)	(77,302)	(60,543)	(138,807)

Capital Share Transactions:
Shares Issued	728,088	537,391	2,107,564	1,290,719
Cost of Shares Redeemed	(66,277)	(86,185)	(850,675)	(294,832)

Change in Net Assets Resulting from Capital Share Transactions	661,811	451,206	1,256,889	995,887

Change in Net Assets	1,089,422	(566,977)	935,799	387,876
Net Assets:
Beginning of Period	5,474,263	6,041,240	4,678,114	4,290,238

End of Period	$6,563,685	$5,474,263	$5,613,913	$4,678,114

Share Transactions:
Issued	16,160	12,040	39,660	24,240
Redeemed	(1,520)	(1,880)	(15,990)	(5,700)

Change in Shares	14,640	10,160	23,670	18,540

See accompanying Notes to Financial Statements.

46

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional U.S. Targeted Value ETF		Dimensional U.S. Core Equity 2 ETF
	Year ended	Year ended	Year ended	Year ended
	October 31, 2023	October 31, 2022	October 31, 2023	October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$129,669	$102,037	$289,624	$210,383
Net Realized Gain (Loss) on:
Investment Securities Sold	(138,025)	(51,299)	(257,261)	(282,256)
In-Kind Transactions	1,030,836	822,794	990,835	321,057
Futures	705	—	(1,140)	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(1,136,160)	(1,069,427)	(266,596)	(2,095,906)

Change in Net Assets Resulting from Operations	(112,975)	(195,895)	755,462	(1,846,722)

Distributions:
Total Distributions	(116,840)	(107,145)	(270,652)	(199,823)

Change in Net Assets Resulting from Distributions	(116,840)	(107,145)	(270,652)	(199,823)

Capital Share Transactions:
Shares Issued	2,469,398	2,280,354	5,821,598	3,421,282
Cost of Shares Redeemed	(1,636,215)	(1,238,223)	(1,276,830)	(394,942)

Change in Net Assets Resulting from Capital Share Transactions	833,183	1,042,131	4,544,768	3,026,340

Change in Net Assets	603,368	739,091	5,029,578	979,795
Net Assets:
Beginning of Period	7,188,295	6,449,204	15,437,733	14,457,938

End of Period	$7,791,663	$7,188,295	$20,467,311	$15,437,733

Share Transactions:
Issued	54,450	51,500	224,900	134,100
Redeemed	(36,500)	(28,050)	(48,800)	(16,100)

Change in Shares	17,950	23,450	176,100	118,000

See accompanying Notes to Financial Statements.

47

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Marketwide Value ETF(a)		Dimensional International Value ETF
	Year ended	Year ended	Year ended	Year ended
	October 31, 2023	October 31, 2022	October 31, 2023	October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$172,793	$148,207	$223,134	$162,521
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(52,903)	(56,543)	(44,681)	33,507
In-Kind Transactions	1,228,770	457,312	10,068	—
Futures	(688)	—	(2,862)	2,060
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(1,460,245)	(1,068,720)	415,458	(777,475)

Change in Net Assets Resulting from Operations	(112,273)	(519,744)	601,117	(579,387)

Distributions:
Total Distributions	(155,053)	(137,580)	(216,148)	(175,333)

Change in Net Assets Resulting from Distributions	(155,053)	(137,580)	(216,148)	(175,333)

Capital Share Transactions:
Shares Issued	2,229,450	1,137,436	1,421,521	895,407
Dividends Reinvested	—	63,135	—	—
Cost of Shares Redeemed	(1,629,108)	(960,008)	(24,189)	—
Change in Net Assets Resulting from Capital Share

Transactions	600,342	240,563	1,397,332	895,407

Change in Net Assets	333,016	(416,761)	1,782,301	140,687
Net Assets:
Beginning of Period	7,904,011	8,320,772	3,757,656	3,616,969

End of Period	$8,237,027	$7,904,011	$5,539,957	$3,757,656

Share Transactions:
Issued	65,600	34,127	44,200	28,500
Issued In-Kind	—	1,736	—	—
Redeemed	(48,150)	(28,628)	(750)	—

Change in Shares	17,450	7,235	43,450	28,500

(a)

During the fiscal year ended October 31, 2022, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note A in the Notes to Financial Statements for additional information about the Reorganization.

See accompanying Notes to Financial Statements.

48

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional World ex U.S. Core Equity 2 ETF
	Year ended	Year ended
	October 31, 2023	October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$173,989	$153,082
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*,**	(332,159)	(37,397)
In-Kind Transactions	—	10,196
Futures	(2,891)	974
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	742,310	(1,339,804)

Change in Net Assets Resulting from Operations	581,249	(1,212,949)

Distributions:
Total Distributions	(182,230)	(156,347)

Change in Net Assets Resulting from Distributions	(182,230)	(156,347)

Capital Share Transactions:
Shares Issued	788,265	1,043,843
Cost of Shares Redeemed	—	(26,868)

Change in Net Assets Resulting from Capital Share Transactions	788,265	1,016,975

Change in Net Assets	1,187,284	(352,321)
Net Assets:
Beginning of Period	4,312,083	4,664,404

End of Period	$5,499,367	$4,312,083

Share Transactions:
Issued	34,800	44,000
Redeemed	—	(1,400)

Change in Shares	34,800	42,600

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $138.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $94.

See accompanying Notes to Financial Statements.

49

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional U.S. Equity ETF
	Year	Year	Year	Year	Year
	ended	ended	ended	ended	ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Period	$42.06	$50.34	$35.43	$32.60	$29.44

Income From Investment Operations (a)
Net Investment Income (Loss)	0.66	0.63	0.54	0.53	0.52
Net Gains (Losses) on Securities (Realized and Unrealized)	3.25	(8.29)	14.91	2.83	3.25

Total from Investment Operations	3.91	(7.66)	15.45	3.36	3.77

Less Distributions:
Net Investment Income	(0.64)	(0.62)	(0.54)	(0.53)	(0.56)
Net Realized Gains	—	—	—	—	(0.05)

Total Distributions	(0.64)	(0.62)	(0.54)	(0.53)	(0.61)

Net Asset Value, End of Period	$45.33	$42.06	$50.34	$35.43	$32.60

Total Return at NAV (b)(c)	9.34%	(15.30)%	43.83%	10.47%	13.03%

Total Return at Market (c)(d)	9.26%	(15.19)%	43.80%	—%	—%

Net Assets, End of Year (thousands)	$6,563,685	$5,474,263	$6,041,240	$4,197,993	$4,010,197
Ratio of Expenses to Average Net Assets	0.09%	0.09%	0.17%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.09%	0.09%	0.17%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.39%	1.21%	1.57%	1.71%
Portfolio Turnover Rate (c)	2%	4%	1%	2%	2%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

50

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional U.S. Small Cap ETF
	Year	Year	Year	Year	Year
	ended	ended	ended	ended	ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Period	$52.10	$60.22	$38.59	$42.03	$42.82

Income From Investment Operations (a)
Net Investment Income (Loss)	0.67	0.62	0.55	0.40	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.69)	(6.88)	21.53	(2.74)	0.35

Total from Investment Operations	(2.02)	(6.26)	22.08	(2.34)	0.76

Less Distributions:
Net Investment Income	(0.60)	(0.57)	(0.45)	(0.39)	(0.38)
Net Realized Gains	—	(1.29)	—	(0.71)	(1.17)

Total Distributions	(0.60)	(1.86)	(0.45)	(1.10)	(1.55)

Net Asset Value, End of Period	$49.48	$52.10	$60.22	$38.59	$42.03

Total Return at NAV (b)(c)	(3.94)%	(10.58)%	57.38%	(5.68)%	2.18%

Total Return at Market (c)(d)	(4.02)%	(10.55)%	57.51%	—%	—%

Net Assets, End of Year (thousands)	$5,613,913	$4,678,114	$4,290,238	$2,717,143	$3,115,850
Ratio of Expenses to Average Net Assets	0.26%	0.28%	0.39%	0.46%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.26%	0.28%	0.39%	0.46%	0.50%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.15%	1.00%	1.04%	0.99%
Portfolio Turnover Rate (c)	4%	9%	11%	12%	11%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

51

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional U.S. Targeted Value ETF
	Year	Year	Year	Year	Year
	ended	ended	ended	ended	ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Period	$44.32	$46.49	$28.37	$34.02	$35.17

Income From Investment Operations (a)
Net Investment Income (Loss)	0.75	0.68	0.64	0.45	0.45
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.14)	(2.13)	18.00	(5.03)	0.05

Total from Investment Operations	(0.39)	(1.45)	18.64	(4.58)	0.50

Less Distributions:
Net Investment Income	(0.67)	(0.69)	(0.52)	(0.43)	(0.43)
Net Realized Gains	—	(0.03)	—	(0.64)	(1.22)

Total Distributions	(0.67)	(0.72)	(0.52)	(1.07)	(1.65)

Net Asset Value, End of Period	$43.26	$44.32	$46.49	$28.37	$34.02

Total Return at NAV (b)(c)	(0.93)%	(3.07)%	65.98%	(13.70)%	1.93%

Total Return at Market (c)(d)	(1.09)%	(3.05)%	66.13%	—%	—%

Net Assets, End of Year (thousands)	$7,791,663	$7,188,295	$6,449,204	$3,868,490	$4,743,286
Ratio of Expenses to Average Net Assets	0.28%	0.29%	0.38%	0.45%	0.45%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.28%	0.29%	—%	—%	—%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.52%	1.53%	1.55%	1.36%
Portfolio Turnover Rate (c)	3%	8%	6%	14%	24%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

52

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional U.S. Core Equity 2 ETF
	Year	Year	Year	Year	Year
	ended	ended	ended	ended	ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Period	$24.43	$28.13	$19.42	$19.24	$17.87

Income From Investment Operations (a)
Net Investment Income (Loss)	0.40	0.37	0.32	0.30	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	0.87	(3.72)	8.67	0.51	1.48

Total from Investment Operations	1.27	(3.35)	8.99	0.81	1.78

Less Distributions:
Net Investment Income	(0.37)	(0.35)	(0.28)	(0.28)	(0.31)
Net Realized Gains	—	—	—	(0.35)	(0.10)

Total Distributions	(0.37)	(0.35)	(0.28)	(0.63)	(0.41)

Net Asset Value, End of Period	$25.33	$24.43	$28.13	$19.42	$19.24

Total Return at NAV (b)(c)	5.21%	(11.95)%	46.47%	4.31%	10.25%

Total Return at Market (c)(d)	5.25%	(12.01)%	46.57%	—%	—%

Net Assets, End of Year (thousands)	$20,467,311	$15,437,733	$14,457,938	$9,529,122	$10,121,793
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.21%	0.24%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.17%	0.17%	0.21%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.53%	1.43%	1.25%	1.59%	1.64%
Portfolio Turnover Rate (c)	3%	6%	2%	3%	6%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

53

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional US Marketwide Value ETF
	Year	Year	Year	Year	Year
	ended	ended	ended	ended	ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Period	$33.44	$36.32	$25.06	$28.74	$28.02

Income From Investment Operations (a)
Net Investment Income (Loss)	0.70	0.64	0.54	0.57	0.60
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.05)	(2.93)	11.26	(3.22)	1.66

Total from Investment Operations	(0.35)	(2.29)	11.80	(2.65)	2.26

Less Distributions:
Net Investment Income	(0.63)	(0.59)	(0.54)	(0.55)	(0.56)
Net Realized Gains	—	—	—	(0.48)	(0.98)

Total Distributions	(0.63)	(0.59)	(0.54)	(1.03)	(1.54)

Net Asset Value, End of Period	$32.46	$33.44	$36.32	$25.06	$28.74

Total Return at NAV (b)(c)	(1.13)%	(6.28)%	47.30%	(9.41)%	8.82%

Total Return at Market (c)(d)	(1.17)%	(6.29)%	—%	—%	—%

Net Assets, End of Year (thousands)	$8,237,027	$7,904,011	$8,320,772	$1,563,787	$1,917,021
Ratio of Expenses to Average Net Assets	0.21%	0.22%	0.23%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.21%	0.22%	0.41%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.86%	1.62%	2.18%	2.18%
Portfolio Turnover Rate (c)	2%	3%	—%	—%	—%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

54

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional International Value ETF
	Year	Year	Year	Year	Year
	ended	ended	ended	ended	ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Period	$27.70	$33.76	$11.67	$14.61	$14.61

Income From Investment Operations (a)
Net Investment Income (Loss)	1.39	1.34	0.78	0.30	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	3.15	(5.95)	22.06	(2.88)	(0.01)

Total from Investment Operations	4.54	(4.61)	22.84	(2.58)	0.50

Less Distributions:
Net Investment Income	(1.31)	(1.45)	(0.75)	(0.36)	(0.50)

Total Distributions	(1.31)	(1.45)	(0.75)	(0.36)	(0.50)

Net Asset Value, End of Period	$30.93	$27.70	$33.76	$11.67	$14.61

Total Return at NAV (b)(c)	16.29%	(13.97)%	48.18%	(17.77)%	3.52%

Total Return at Market (c)(d)	16.85%	(14.08)%	48.68%	—%	—%

Net Assets, End of Year (thousands)	$5,539,957	$3,757,656	$3,616,969	$2,392,708	$3,821,142
Ratio of Expenses to Average Net Assets	0.27%	0.29%	0.48%	0.52%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.27%	0.29%	0.48%	0.52%	0.55%
Ratio of Net Investment Income to Average Net Assets	4.30%	4.31%	3.34%	2.34%	3.58%
Portfolio Turnover Rate (c)	12%	12%	14%	16%	17%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

55

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional World ex U.S. Core Equity 2 ETF
	Year	Year	Year	Year	Year
	ended	ended	ended	ended	ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Period	$19.62	$26.32	$9.91	$10.64	$10.11

Income From Investment Operations (a)
Net Investment Income (Loss)	0.72	0.76	0.45	0.22	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	2.00	(6.69)	16.41	(0.72)	0.53

Total from Investment Operations	2.72	(5.93)	16.86	(0.50)	0.83

Less Distributions:
Net Investment Income	(0.74)	(0.77)	(0.45)	(0.23)	(0.30)

Total Distributions	(0.74)	(0.77)	(0.45)	(0.23)	(0.30)

Net Asset Value, End of Period	$21.60	$19.62	$26.32	$9.91	$10.64

Total Return at NAV (b)(c)	13.76%	(22.87)%	35.23%	(4.69)%	8.40%

Total Return at Market (c)(d)	14.03%	(22.69)%	35.23%	—%	—%

Net Assets, End of Year (thousands)	$5,499,367	$4,312,083	$4,664,404	$3,194,338	$3,957,333
Ratio of Expenses to Average Net Assets	0.28%	0.30%	0.36%	0.36%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)	0.28%	0.30%	0.39%	0.36%	0.38%
Ratio of Net Investment Income to Average Net Assets	3.17%	3.28%	2.39%	2.17%	2.95%
Portfolio Turnover Rate (c)	7%	8%	10%	8%	8%

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

56

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of October 31, 2023, the Trust is comprised of thirty-four operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional U.S. Equity ETF	US Equity ETF
Dimensional U.S. Small Cap ETF	US Small Cap ETF
Dimensional U.S. Targeted Value ETF	US Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF	US Core Equity 2 ETF
Dimensional US Marketwide Value ETF	US Marketwide Value ETF
Dimensional International Value ETF	International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF	World ex US Core Equity 2 ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Fund identified below as the “Acquiring Fund” became a series of the Trust as of the date indicated following a reorganization (the “Reorganization”), pursuant to an Agreement and Plan of Reorganization dated as shown below, which resulted in the conversion of the corresponding “Target Fund” organized as a mutual fund to an ETF. The Acquiring Fund was established as a “shell” fund, organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the corresponding Target Fund and continuing the operations of the Target Fund as an ETF. The Acquiring Fund had no performance history prior to the Reorganization.

Acquiring Fund	Target Fund	Date
US Marketwide Value ETF	Tax-Managed U.S. Marketwide Value Portfolio	May 6, 2022

The Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Acquiring Fund for shares of the Target Fund of equivalent aggregate net asset value.

Fees and expenses incurred to effect the Reorganization were borne by the Target Fund. The Reorganization did not result in a material change to the Target Fund’s investment portfolio as compared to the Acquiring Fund. There are no material differences in accounting policies of the Target Fund as compared to the Acquiring Fund.

The Acquiring Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Target Fund did not affect the Acquiring Fund’s portfolio turnover ratios for the year ended October 31, 2022.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

57

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the fair value hierarchy.

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Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the fair value hierarchy.

With respect to the World ex U.S. Core Equity 2 ETF and the International Value ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Funds do not price their shares, therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Certain securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities sold and foreign currency transactions on the Statements of Operations.

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4. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

5. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

6. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

7. OTHER

Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. World ex US Core Equity 2 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

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C. DERIVATIVE INSTRUMENTS

All open derivative positions at year end are reflected on each Fund’s Summary Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

Futures*
US Small Cap ETF	$2,894
US Targeted Value ETF	5,128
International Value ETF	1,982
World ex US Core Equity 2 ETF	595

*	Average Notional Value of futures contracts.

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Summary of Derivative Instruments:

The following is a summary of the realized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

Realized Gain/ (Loss) from:
Equity Risk Exposure:	Futures (1)
US Equity ETF	$(62)
US Small Cap ETF	1,132
US Targeted Value ETF	705
US Core Equity 2 ETF	(1,140)
US Marketwide Value ETF	(688)
International Value ETF	(2,862)
World ex US Core Equity 2 ETF	(2,891)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.

Currency Rate Risk Exposure:

The International Funds had limited activity in forward foreign currency contracts during the year ended October 31, 2023 and no such contracts were outstanding as of October 31, 2023. Net realized and changes in unrealized gain or loss on such contracts were minimal during the year ended October 31, 2023, and are included in Net Realized Gain (Loss) from Investment Securities Sold and Foreign Currency Transactions and Change in Unrealized Appreciation (Depreciation) on Investment Securities and Foreign Currency Translations, respectively, on the accompanying Statements of Operations.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the International Funds.

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For the year ended October 31, 2023, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Management Fee
US Equity ETF	0.08%
US Small Cap ETF	0.25%
US Targeted Value ETF	0.27%
US Core Equity 2 ETF	0.16%
US Marketwide Value ETF	0.20%
International Value ETF	0.25%
World ex US Core Equity 2 ETF	0.25%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the US Equity ETF, US Core Equity 2 ETF, US Marketwide Value ETF, and World ex US Core Equity 2 ETF as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2024, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the year ended October 31, 2023, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/ expenses assumed during the year ended October 31, 2023 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expenses Assumed	Recovery of Previously Waived Fees/ Expense Assumed	Previous Waived Fees/ Expense Assumed Subject to Future Recovery
US Equity ETF (1)	0.22%	$—	$—	$—
US Core Equity 2 ETF (2)	0.30%	—	—	—
US Marketwide Value ETF (2)	0.24%	—	—	—
World ex US Core Equity 2 ETF (3)	0.39%	—	—	—

(1)

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Fund (including the expenses that the Fund bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Fund incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

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2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
US Equity ETF	$32
US Small Cap ETF	31
US Targeted Value ETF	42
US Core Equity 2 ETF	91
US Marketwide Value ETF	44
International Value ETF	134
World ex US Core Equity 2 ETF	122

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. American Stock Transfer & Trust Company, LLC serves as stock transfer agent for the Acquiring Fund listed above. Prior to the Reorganization, State Street Bank and Trust Company provided accounting and administration services, dividend disbursing, and transfer agent services for the Target Fund.

4. DISTRIBUTION

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to Distributor under the distribution agreement.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds) receive no compensation from the Trust. For the year ended October 31, 2023, the total related amounts paid by the Trust to the CCO was $42 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands)

US Equity ETF	$9
US Small Cap ETF	7
US Targeted Value ETF	11
US Core Equity 2 ETF	25
US Marketwide Value ETF	13
International Value ETF	7
World ex US Core Equity 2 ETF	8

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F. FEDERAL INCOME TAXES

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022 and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
US Equity ETF
2022	$77,302	$—	$—	$77,302
2023	88,122	—	—	88,122
US Small Cap ETF
2022	45,954	92,853	—	138,807
2023	60,543	—	—	60,543
US Targeted Value ETF
2022	102,520	4,625	—	107,145
2023	116,840	—	—	116,840
US Core Equity 2 ETF
2022	199,823	—	—	199,823
2023	270,652	—	—	270,652
US Marketwide Value ETF
2022	137,580	—	—	137,580
2023	155,053	—	—	155,053
International Value ETF
2022	175,333	—	—	175,333
2023	216,148	—	—	216,148
World ex US Core Equity 2 ETF
2022	156,347	—	—	156,347
2023	182,230	—	—	182,230

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As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
US Equity ETF	$498	$—	$498
US Small Cap ETF	6,558	—	6,558
US Targeted Value ETF	12,444	—	12,444
US Core Equity 2 ETF	28,917	—	28,917
US Marketwide Value ETF	17,819	—	17,819
International Value ETF	207	—	207

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) (1)	Total Net Distributable Earnings (Accumulated Losses)
US Equity ETF	$10,744	$—	$(144,436)	$3,653,870	$3,520,178
US Small Cap ETF	—	—	(142,291)	915,336	773,045
US Targeted Value ETF	—	—	(186,581)	1,098,275	911,694
US Core Equity 2 ETF.	3,653	—	(555,203)	6,303,988	5,752,438
US Marketwide Value ETF	—	—	(113,883)	(1,076,464)	(1,190,347)
International Value ETF	34,777	—	(440,402)	328,319	(77,306)
World ex US Core Equity 2 ETF	25,783	—	(458,042)	599,855	167,596

(1)

The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and passive foreign investment company adjustments.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Equity ETF	$144,436	$144,436
US Small Cap ETF	142,291	142,291
US Targeted Value ETF	186,581	186,581
US Core Equity 2 ETF	555,203	555,203
US Marketwide Value ETF	113,883	113,883
International Value ETF	440,402	440,402
World ex US Core Equity 2 ETF	458,042	458,042

During the year ended October 31, 2023, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

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	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Equity ETF	$3,085,651	$3,696,496	$(42,634)	$3,653,862
US Small Cap ETF	5,180,188	1,353,534	(438,299)	915,235
US Targeted Value ETF	7,181,669	1,717,778	(619,516)	1,098,262
US Core Equity 2 ETF	14,991,768	6,734,987	(431,002)	6,303,985
US Marketwide Value ETF	5,967,606	2,900,967	(426,097)	2,474,870
International Value ETF	5,262,229	729,870	(401,233)	328,637
World ex US Core Equity 2 ETF	4,972,604	1,036,385	(431,486)	604,899

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

As of October 31, 2023, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
US Small Cap ETF	$365
International Value ETF	16,197
World ex US Core Equity 2 ETF	81,467

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted

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with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 and 90 days	>90 days	Total
US Equity ETF
Common Stocks	$184,444	$—	$—	$—	$184,444
US Small Cap ETF
Common Stocks	490,602	—	—	—	490,602
US Targeted Value
Common Stocks	496,725	—	—	—	496,725
US Core Equity 2 ETF
Common Stocks	858,021	—	—	—	858,021
US Marketwide Value
Common Stocks	213,490	—	—	—	213,490
International Value ETF
Common Stocks	89,003	—	—	—	89,003
World ex US Core Equity 2 ETF
Common Stocks	121,055	—	—	—	121,055
H. AFFILIATED TRADES

Cross trades for the year ended October 31, 2023, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2023, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

			Realized
	Purchases	Sales	Gain (Loss)
US Equity ETF	$24,812	$8,458	$(3,451)
US Small Cap ETF	53,496	17,346	(13,508)
US Targeted Value ETF	108,289	33,255	(20,864)
US Core Equity 2 ETF	141,543	44,238	(26,132)
US Marketwide Value ETF	97,590	11,699	(6,624)
International Value ETF	41,750	54,698	(16,420)
World ex US Core Equity 2 ETF	29,333	35,080	(31,319)

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For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments/Summary Schedule of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gains Distributions
US Equity ETF
The DFA Short Term Investment Fund	$99,230	$909,453	$824,239	$—	$—	$184,444	$15,946	$5,625	$—

Total	$99,230	$909,453	$824,239	$—	$—	$184,444	$15,946	$5,625	$—

US Small Cap ETF
The DFA Short Term Investment Fund	$363,402	$1,423,161	$1,295,961	$—	$—	$490,602	42,414	$14,942	$—

Total	$363,402	$1,423,161	$1,295,961	$—	$—	$490,602	42,414	$14,942	$—

US Targeted Value ETF
The DFA Short Term Investment Fund	$422,070	$2,008,684	$1,934,028	$—	$—	$496,725	42,943	$20,358	$—

Total	$422,070	$2,008,684	$1,934,028	$—	$—	$496,725	42,943	$20,358	$—

US Core Equity 2 ETF
The DFA Short Term Investment Fund	$556,321	$2,900,434	$2,598,734	$—	$—	$858,021	74,178	$27,365	$—

Total	$556,321	$2,900,434	$2,598,734	$—	$—	$858,021	74,178	$27,365	$—

US Marketwide Value ETF
The DFA Short Term Investment Fund	$57,561	$667,184	$511,255	$—	$—	$213,490	18,457	$2,499	$—

Total	$57,561	$667,184	$511,255	$—	$—	$213,490	18,457	$2,499	$—

International Value ETF
The DFA Short Term Investment Fund	$91,921	$1,529,206	$1,532,124	$—	$—	$89,003	7,695	$7,319	$—

Total	$91,921	$1,529,206	$1,532,124	$—	$—	$89,003	7,695	$7,319	$—

World ex US Core Equity 2 ETF
The DFA Short Term Investment Fund	$108,679	$746,080	$733,704	$—	$—	$121,055	10,466	$5,369	$—

Total	$108,679	$746,080	$733,704	$—	$—	$121,055	10,466	$5,369	$—

I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended October 31, 2023 were as follows (amounts in thousands):

	Purchases	Sales
US Equity ETF	$171,604	$140,729
US Small Cap ETF	383,942	191,922
US Targeted Value ETF	443,868	236,677
US Core Equity 2 ETF	853,750	562,720

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	Purchases	Sales
US Marketwide Value ETF	$273,857	$207,991
International Value ETF	875,613	596,620
World ex US Core Equity 2 ETF	747,819	391,478

In-kind transactions for the year ended October 31, 2023 were as follows (amounts in thousands):

	Purchases	Sales
US Equity ETF	$702,326	$66,145
US Small Cap ETF	1,913,933	843,373
US Targeted Value ETF	2,261,951	1,620,477
US Core Equity 2 ETF	5,518,369	1,249,099
US Marketwide Value ETF	2,173,616	1,623,040
International Value ETF	1,134,783	23,846
World ex US Core Equity 2 ETF	388,061	—

There were no purchases or sales of U.S. government securities during the year ended October 31, 2023.

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

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L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the Funds under the line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Year	Outstanding Borrowings as of 10/31/23
US Targeted Value ETF	5.46%	$895	6	$1	$2,003	$—
US Core Equity 2 ETF	5.08%	1,050	5	1	1,238	—
International Value ETF	5.23%	532	6	—	765	—
World ex US Core Equity 2 ETF	4.66%	628	3	—	911	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the year ended October 31, 2023.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until the 2024 annual shareholder reports, and will have no effect on the Funds’ accounting policies or financial statements.

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N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Equity ETF	1	100%
US Small Cap ETF	1	100%
US Targeted Value ETF	1	100%
US Core Equity 2 ETF	1	100%
US Marketwide Value ETF	1	100%
International Value ETF	1	100%
World ex US Core Equity 2 ETF	1	100%

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the Dimensional ETF Trust and Shareholders of Dimensional U.S. Equity ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional US Marketwide Value ETF, Dimensional International Value ETF, and Dimensional World ex U.S. Core Equity 2 ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of Dimensional U.S. Equity ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional US Marketwide Value ETF, Dimensional International Value ETF, and Dimensional World ex U.S. Core Equity 2 ETF (seven of the funds constituting the Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

Trustees/ Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2023.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply- chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017- July 2017).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Trustees

The following interested Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

79

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investmen t Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

80

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

81

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Stephen A. Clark 1972	Executive Vice President	Since 2020	Executive Vice President of all the DFA Entities (since 2017)

• Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

• Dimensional Japan Ltd.

Chairman (since 2018) of

• Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

• Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

• DFA Australia Limited

Director (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Hong Kong Limited

Vice President of

• Dimensional Advisors Ltd. (since 2016)

• Dimensional Hong Kong Limited (since 2016)

• Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

• all the DFA Entities

Formerly, Vice President (2010 – 2016) of

• Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019 – 2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014- 2018) for

• Dimensional Fund Advisors LP

Formerly, Interim Chief Executive Officer (2019 – 2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014- 2018) for

• Dimensional Fund Advisors LP

82

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017—2020) and Treasurer (2003 – 2017) of

•  Lord Abbett Family of Funds

83

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2020

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Since 2020

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

•  DFAIDG, DIG, DFAITC and DEM (since 2017) the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2020	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Vice President (since April 2022) of

•  Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

84

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell 1964	President and General Counsel	Since 2020	President of • DFAIDG, DIG, DFAITC and DEM (since 2017)

• Dimensional ETF Trust (since 2020)

General Counsel of

• all the DFA Entities (since 2001)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• Dimensional Investment LLC (since 2009)

• DFA Canada LLC (since 2009)

• Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• DFA Securities LLC

• Dimensional Investment LLC

Secretary of

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Securities LLC (since 2006)

• Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Vice President and Secretary of

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd (since 2014)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

• Dimensional Hong Kong Limited

Director of

• Dimensional Australia Limited (since 2007)

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

Director of

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

• DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

• Dimensional Fund Advisors LP (1997 – 2017)

• Dimensional Holdings Inc. (2006 – 2017)

• DFA Securities LLC (1997 – 2017)

85

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of • the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

• the DFA Fund Complex

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

• the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

• Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Since 2020	Vice President and Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

• Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Vice President of

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

• DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020	Chief Compliance Officer (since 2020) of • the DFA Fund Complex

Vice President (since 2016) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

• Dimensional Investment Advisors LP (April 2017 – January 2020)

86

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020	Vice President and Assistant Treasurer (since 2020) of • the DFA Fund Complex

Vice President of

• Dimensional Holdings Inc. (since 2016)

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Investment LLC (since 2016)

• DFA Securities LLC (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

87

Tax Notice to Shareholders (Unaudited)

The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the period ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2024. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

Dimensional ETF Trust	Net Investment Income Distribution	Short-term Capital Gain Distribution	Long-Term Capital Gain Distribution	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Foreign Source Income(5)	Qualifying Interest Income(6)	Qualifying Short-Term Capital Gain(7)
Dimensional U.S. Equity ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional U.S. Small Cap ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional U.S. Targeted Value ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional U.S. Core Equity 2 ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional US Marketwide Value ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional International Value ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	8%	100%	0%	0%
Dimensional World ex U.S. Core Equity 2 ETF	100%	0%	0%	0%	0%	100%	0%	89%	0%	9%	100%	0%	0%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

88

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

89

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s Website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

90

DFA103123-017A

Annual Report

Period Ended: October 31, 2023

DIMENSIONAL ETF TRUST

Dimensional Core Fixed Income ETF

Dimensional Short-Duration Fixed Income ETF

Dimensional Inflation-Protected Securities ETF

Dimensional National Municipal Bond ETF

Dimensional California Municipal Bond ETF

Dimensional Ultrashort Fixed Income ETF

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

ANNUAL REPORT

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Schedules of Investments

Investment Abbreviations
AGM	Assured Guaranty Municipal Corporation
AUD	Australian Dollars
BAM	Build America Mutual
CNTY GTD	County Guaranteed
COP	Certificate of Participation
EUR	Euro
ETM	Escrowed to Maturity
GBP	British Pounds
GO	General Obligation
MTN	Medium-Term Note
PLC	Public Limited Company
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
SA	Special Assessment
SCH BD GTY	School Board Guarantee
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations
TBA	To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USD	United States Dollars

Investment Footnotes
†	See Note B to Financial Statements
±	Face Amount of security is not adjusted for inflation
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan
§	Affiliated Fund
^	Denominated in USD, unless otherwise noted
@	Security purchased with cash collateral received from Securities on Loan

2

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights
(a)	Computed using average shares outstanding
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Not annualized for periods less than one year
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year
(f)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission

3

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DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional Core Fixed Income ETF vs.

Bloomberg U.S. Aggregate Bond Index

November 15, 2021-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 16, 2021

Bloomberg data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	2.29%	-8.40%
Fund Market Price	2.37%	-8.24%

Dimensional Short-Duration Fixed Income ETF vs.

ICE BofA 1-5 Year US Corporate & Government Index

November 15, 2021-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 16, 2021

ICE BofA index data copyright 2023 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	5.04%	-1.56%
Fund Market Price	4.59%	-1.54%

5

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional Inflation Protected Securities ETF vs.

Bloomberg U.S. TIPS Index

November 15, 2021-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 16, 2021

Bloomberg data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	-0.56%	-7.35%
Fund Market Price	-0.55%	-7.29%

Dimensional National Municipal Bond ETF vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

November 15, 2021-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 16, 2021

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
Fund Net Asset Value	1.55%	-2.55%
Fund Market Price	1.62%	-2.52%

6

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional California Municipal Bond ETF vs.

S&P Intermediate Term California AMT-Free Municipal Bond Index

June 26, 2023-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on June 27, 2023

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	-2.47%
Fund Market Price	-2.42%

Dimensional Ultrashort Fixed Income ETF vs.

ICE BofA 3-Month US Treasury Bill Index

September 26, 2023-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on September 27, 2023

ICE BofA index data copyright 2023 ICE Data Indices, LLC

Average Annual Total Return	Since Inception
Fund Net Asset Value	0.45%
Fund Market Price	0.56%

7

DIMENSIONAL ETF TRUST

MANAGEMENT’S DISCUSSION AND ANALYSIS

Fixed Income Market Review	12 Months Ended October 31, 2023

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2023. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also generally increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2023. For example, the Bloomberg Global Treasury Bond Index 1-3 Years (hedged to USD) returned 3.63%, while the Bloomberg Global Treasury Bond Index 10+ Years (hedged to USD) returned -4.02%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned 2.89%, while the Bloomberg U.S. Treasury Bond Index 10+ Years returned -8.50%.

	October 31, 2022	October 31, 2023	Change
One-Month Treasury Bill (yield)	3.73%	5.56%	1.83%
Ten-Year U.S. Treasury Notes (yield)	4.10%	4.88%	0.78%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultrashort- and short-term Portfolios employing a variable maturity approach were generally positioned toward the shorter end of their eligible maturity ranges as short-term bonds generally exhibited higher expected returns, reflecting a generally flat to inverted ultrashort- to short-term segment of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally flat to inverted in their short-term segments but were slightly upwardly sloped in their intermediate- to long-term segments. Realized term premiums were negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads were relatively wide over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally maintained their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period, but were generally below their maximum allowable weights. Realized credit premiums were positive, as corporate bonds outperformed their government bond counterparts. Both corporate and government bonds outperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were mixed for municipal securities during the period, with intermediate-term municipal bonds generally underperforming shorter- and longer-term municipal bonds.

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Dimensional Core Fixed Income ETF

The Dimensional Core Fixed Income ETF is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The ETF may also gain exposure to mortgage-backed securities through the “to-be-announced” (TBA) market. The ETF emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The ETF primarily invests in securities that mature within 20 years and follows a variable maturity strategy within a range of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the ETF’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the ETF is generally hedged back to the U.S. dollar. The weighted average duration of the ETF was 6.15 years as of October 31, 2023, compared to 6.63 years as of October 31, 2022. The weighted average duration of the benchmark was 6.04 years as of October 31, 2023, compared to 6.11 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 2.29% for the ETF and 0.36% for the Bloomberg U.S. Aggregate Bond Index, the ETF’s benchmark. During the period, the U.S. yield curve was generally flat to inverted in the short- to intermediate-term maturity segment, indicating smaller expected term premiums. As such, the ETF increased its allocation to short-term securities and had a weighted average duration that was shorter than the benchmark over the full period. Realized term premiums were generally negative during the period. As a result, the ETF’s exclusion of securities with maturities longer than 20-years, and allocation to securities with maturities shorter than one-year, contributed positively to relative performance. Credit spreads were relatively wide during the period, indicating larger expected credit premiums. As such, the ETF emphasized single-A and BBB rated corporate securities during this period. Realized credit premiums were generally positive during the period. As a result, the ETF’s overweight to single-A and BBB rated corporate securities contributed positively to relative performance.

Dimensional Short-Duration Fixed Income ETF

The Dimensional Short-Duration Fixed Income ETF is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The ETF engages in a variable credit approach that generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum except when Dimensional believes the expected credit premium is relatively low. The ETF primarily invests in securities that mature within five years and follows a variable maturity strategy within a range of no more than one half year greater than, and no less than one year below, the weighted average duration of the ETF’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the ETF is generally hedged back to the U.S. dollar. The weighted average duration of the ETF was 1.77 years as of October 31, 2023, compared to 2.53 years as of October 31, 2022. The weighted average duration of the benchmark was 2.55 years as of October 31, 2023, compared to 2.57 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 5.04% for the ETF and 3.03% for the ICE BofA 1-5 Year U.S. Corporate & Government Index, the ETF’s benchmark. At the beginning of the period, eligible yield curves in global developed markets were generally upwardly sloped along the ETF’s eligible maturity segment, with higher expected returns generally residing within the zero- to two-year maturity segment. However, during the period, eligible yield curves inverted, indicating smaller expected term premiums. As such, the ETF’s duration was decreased. The ETF allocated to securities denominated in the Australian dollar, British pound, Canadian dollar, euro, and U.S. dollar given higher currency hedged expected returns residing within these markets. Realized term premiums were generally negative during the period. As a result, the ETF’s allocation to securities with maturities shorter than one-year, and underweight to longer-term securities, contributed positively to relative performance. Credit spreads were relatively wide during the period, indicating larger expected credit premiums. As such, the ETF emphasized single-A and BBB rated corporate securities during the period. Realized credit premiums were generally positive during the period. As a result, the ETF’s overweight to single-A and BBB rated corporate securities, and underweight to government securities, also contributed positively to relative performance.

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DIMENSIONAL ETF TRUST

CONTINUED

Dimensional Inflation-Protected Securities ETF

The Dimensional Inflation-Protected Securities ETF is designed to provide inflation protection and current income by investing in inflation-protected securities (TIPS) issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The weighted average duration of the ETF was 6.71 years as of October 31, 2023, compared to 6.92 years as of October 31, 2022. The weighted average duration of the benchmark was 6.44 years as of October 31, 2023, compared to 6.67 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were -0.56% for the ETF and -0.72% for the Bloomberg U.S. TIPS Index, the ETF’s benchmark. Real interest rates increased during the period and long-term TIPS underperformed short-term TIPS. As a result, the ETF’s exclusion of TIPS with maturities longer than 20-years contributed positively to relative performance. Conversely, the ETF’s underweight to short-term TIPS and overweight to intermediate-term TIPS detracted from relative performance.

Dimensional National Municipal Bond ETF

The Dimensional National Municipal Bond ETF is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The ETF follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the ETF’s benchmark. The weighted average duration of the ETF was 4.28 years as of October 31, 2023, compared to 3.53 years as of October 31, 2022. The weighted average duration of the benchmark was 5.08 years as of October 31, 2023, compared to 4.66 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 1.55% for the ETF and 2.36% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the ETF’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As such, the ETF maintained a shorter duration than that of its benchmark. Realized term premiums were mixed during the period, with intermediate-term municipal securities generally underperforming shorter- and longer-term municipal securities. As a result, the ETF’s underweight to longer-term municipal securities, and overweight to intermediate-term municipal securities, detracted from relative performance.

Dimensional California Municipal Bond ETF

The Dimensional California Municipal Bond ETF is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The ETF follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the ETF’s benchmark. The weighted average duration of the ETF was 4.32 years as of October 31, 2023. The weighted average duration of the benchmark was 4.90 years as of October 31, 2023.

Since inception on June 26, 2023, through October 31, 2023, total returns were -2.47% for the ETF and -3.16% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the ETF’s benchmark. During the truncated period, the California municipal yield curve was relatively flat, indicating smaller expected term premiums. As such, the ETF maintained a shorter duration than that of its benchmark. Realized term premiums were generally negative during the period. As a result, the Portfolio’s overweight to shorter-term California municipal securities, and underweight to longer-term California municipal securities, contributed positively to relative performance.

Dimensional Ultrashort Fixed Income ETF

The Dimensional Ultrashort Fixed Income ETF is designed to maximize total returns by generally investing in a universe of investment grade quality fixed income securities and maintaining a weighted average portfolio maturity of one year or less. The investment strategy uses both variable maturity and variable credit approaches, shifting maturities based on changes in the yield curve and credit quality based on changes in credit spreads. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and

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DIMENSIONAL ETF TRUST

CONTINUED

sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the ETF was 0.65 year as of October 31, 2023. The weighted average duration of the benchmark was 0.22 year as of October 31, 2023.

From inception on September 26, 2023, through October 31, 2023, total returns were 0.45% for the ETF and 0.52% for the ICE BofA 3-Month U.S. Treasury Bill Index, the ETF’s benchmark. During the period, eligible yield curves were inverted, indicating smaller expected term premiums. As such, the Portfolio’s duration was shorter than the allowable limit but longer than the benchmark. Realized term premiums were generally negative during the period. As a result, the ETF’s allocation to securities with maturities longer than three-months detracted from relative performance. Within the ETF’s eligible universe, credit spreads were relatively wide, indicating higher expected returns for single-A and BBB rated corporate securities. Realized credit premiums were generally negative during the period but had a negligible impact on relative performance.

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DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLES	For the period ended October 31, 2023

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional Core Fixed Income ETF
Actual Fund Return	$1,000.00	$952.80	0.17%	$0.84
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

Dimensional Short-Duration Fixed Income ETF
Actual Fund Return	$1,000.00	$1,011.50	0.16%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82

Dimensional Inflation-Protected Securities ETF
Actual Fund Return	$1,000.00	$946.70	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

12

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratio	Expenses Paid During Period(a)

Dimensional National Municipal Bond ETF
Actual Fund Return	$1,000.00	$976.40	0.17%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

Dimensional California Municipal Bond ETF
Actual Fund Return(b)	$1,000.00	$975.30	0.19%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

Dimensional Ultrashort Fixed Income ETF
Actual Fund Return(c)	$1,000.00	$1,004.50	0.15%	$0.14
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184) then divided by the number of days in the year (365) to reflect the six-month period.

(b)

Information shown reflects values for the stub period of 128 days from June 26, 2023 (commencement of operations) to October 31, 2023 and has been calculated using expense ratios and rates of returns for the same period.

(c)

Information shown reflects values for the stub period of 36 days from September 26, 2023 (commencement of operations) to October 31, 2023 and has been calculated using expense ratios and rates of returns for the same period.

13

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on September 27, 2023. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Core Fixed Income ETF		Dimensional Short-Duration Fixed Income ETF		Dimensional Inflation-Protected Securities ETF

Communication Services	1.7%	Communication Services	1.4%	U.S. Government	100.0%
Consumer Discretionary	2.8%	Consumer Discretionary	6.1%		100.0%
Consumer Staples	2.5%	Consumer Staples	2.5%
Energy	4.0%	Energy	5.1%
Financials	22.5%	Financials	46.3%
Health Care	1.9%	Health Care	4.9%
Industrials	2.1%	Industrials	5.0%
Information Technology	2.5%	Information Technology	3.0%
Materials	1.1%	Materials	1.8%
Real Estate	2.0%	Real Estate	5.4%
Sovereign Bond	1.0%	Sovereign Bond	3.0%
U.S. Government	54.1%	U.S. Government	11.7%
Utilities	1.8%	Utilities	3.8%
	100.0%		100.0%

Dimensional National Municipal Bond ETF		Dimensional California Municipal Bond ETF		Dimensional Ultrashort Fixed Income ETF

Airport	0.4%	Education	0.9%	Communication Services	1.4%
Bond Bank	0.1%	General	20.1%	Consumer Discretionary	8.9%
Development	0.3%	General Obligation	27.4%	Consumer Staples	1.8%
Education	2.8%	Higher Education	4.6%	Energy	5.5%
General	8.2%	Investment Company	1.6%	Financials	54.2%
General Obligation	43.8%	Medical	3.0%	Health Care	6.4%
Higher Education	2.8%	Power	6.5%	Industrials	5.5%
Investment Company	3.1%	School District	27.5%	Information Technology	2.2%
Medical	3.7%	Tobacco Settlement	0.2%	Materials	1.9%
Power	3.9%	Transportation	0.5%	Real Estate	4.0%
School District	18.5%	Utilities	0.1%	Sovereign Bond	2.3%
Transportation	3.8%	Water	7.6%	Telecommunication Services	0.4%
Utilities	3.2%		100.0%	Utilities	5.5%
Water	5.4%				100.0%
	100.0%

14

DIMENSIONAL CORE FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount^	Value†
	(000)
AGENCY OBLIGATIONS — (21.6%)
Federal Farm Credit Banks Funding Corp.
3.500%, 12/20/23	250	$249,263
0.230%, 01/19/24	350	345,998
Federal Home Loan Banks
0.500%, 11/09/23	750	749,146
2.500%, 12/08/23	430	428,679
2.250%, 12/08/23	700	697,617
3.375%, 12/08/23	835	833,119
0.625%, 12/22/23	230	228,389
2.500%, 02/13/24	55	54,525
2.125%, 02/28/24	1,000	988,752
2.375%, 03/08/24	1,200	1,186,617
3.250%, 03/08/24	2,560	2,538,456
2.875%, 06/14/24	810	796,967
3.125%, 09/12/25	195	188,042
2.500%, 12/10/27	25	22,742
3.250%, 06/09/28	265	246,172
3.250%, 11/16/28	215	199,168
5.500%, 07/15/36	100	102,120
Federal Home Loan Mortgage Corp.
0.250%, 11/06/23	1,500	1,498,936
0.250%, 12/04/23	4,607	4,583,963
8.520%, 11/15/38	130	56,513
Federal National Mortgage Association
0.250%, 11/27/23	1,508	1,502,349
2.500%, 02/05/24	450	446,633
0.625%, 04/22/25	100	93,509
2.125%, 04/24/26	227	211,637
6.250%, 05/15/29	49	51,917
7.125%, 01/15/30	43	47,442
5.625%, 07/15/37	60	61,788
2.000%, 11/25/38, 15YR TBA	279,785	236,899,205
2.500%, 11/25/38, 15YR TBA	187,153	163,049,739
2.500%, 11/25/53, 30YR TBA	284,120	217,928,919
2.000%, 11/25/53, 30YR TBA	66,585	48,887,955
3.000%, 11/25/53, 30YR TBA	178,004	142,404,966
Government National Mortgage Association
3.500%, 11/20/53, 30YR TBA	54,909	46,795,625

		Face Amount^	Value†
		(000)
Government National Mortgage Association
	3.000%, 11/20/53, 30YR TBA	104,690	$86,272,142

TOTAL AGENCY OBLIGATIONS			960,649,010

BONDS — (45.2%)
AUSTRALIA — (1.6%)
ANZ New Zealand Int’l, Ltd.
Ω	3.400%, 03/19/24	2,090	2,070,292
Ω	3.450%, 01/21/28	200	181,199
APA Infrastructure, Ltd.
Ω	4.200%, 03/23/25	2,478	2,412,197
ASB Bank, Ltd.
Ω	3.125%, 05/23/24	1,398	1,376,150
#Ω	2.375%, 10/22/31	355	265,383
Australia & New Zealand Banking Group, Ltd.
	1.550%, 08/29/24, MTN	894	550,438
	1.650%, 01/16/25, MTN	7,000	4,253,072
Bank of New Zealand
Ω	3.500%, 02/20/24	1,036	1,028,108
#Ω	2.000%, 02/21/25	1,028	976,305
Ω	2.870%, 01/27/32	322	248,553
BHP Billiton Finance, Ltd.
	3.000%, 05/29/24, MTN	6,900	7,243,618
BNZ International Funding, Ltd.
	0.375%, 09/14/24	2,000	2,046,200
Commonwealth Bank of Australia
Ω	3.350%, 06/04/24	1,230	1,211,420
Glencore Funding LLC
Ω	4.625%, 04/29/24	2,789	2,767,674
Ω	1.625%, 09/01/25	227	209,636
Ω	1.625%, 04/27/26	245	220,677
Ω	4.000%, 03/27/27	352	328,281
#Ω	4.875%, 03/12/29	705	658,788
	4.875%, 03/12/29	221	206,514
	2.500%, 09/01/30	490	380,620
Ω	2.500%, 09/01/30	874	678,901
Ω	2.850%, 04/27/31	3,751	2,911,851
Ω	2.625%, 09/23/31	680	512,130
Macquarie Bank, Ltd.
Ω	2.300%, 01/22/25	212	202,808
Ω	3.900%, 01/15/26	179	171,604
Macquarie Group, Ltd.
Ω	6.207%, 11/22/24	3,425	3,424,510
National Australia Bank, Ltd.
	1.650%, 01/21/25, MTN	2,000	1,214,587
	2.350%, 02/25/25, MTN	4,300	2,626,428
	3.900%, 05/30/25, MTN	7,461	4,632,296
	4.650%, 11/25/25, MTN	9,020	5,641,230
	4.950%, 11/25/27, MTN	10,000	6,198,007

15

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Rio Tinto Finance USA, Ltd.
	5.200%, 11/02/40	346	$310,041
Westpac Banking Corp.
	3.300%, 02/26/24	1,508	1,495,469
	5.350%, 10/18/24	1,064	1,059,895
	1.019%, 11/18/24	225	214,223
Westpac Securities NZ, Ltd.
	0.427%, 12/14/26, MTN	9,142	8,585,191

TOTAL AUSTRALIA			68,514,296

AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
	3.125%, 11/07/23	542	541,815
	0.500%, 09/16/24	887	848,259

TOTAL AUSTRIA			1,390,074

BELGIUM — (0.3%)
Anheuser-Busch InBev SA NV
	4.000%, 09/24/25, MTN	1,000	1,184,405
Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/39	500	461,277
	4.350%, 06/01/40	338	272,904
	4.950%, 01/15/42	147	126,325
Dexia Credit Local SA
	0.010%, 01/22/27, MTN	10,300	9,783,100

TOTAL BELGIUM			11,828,011

CANADA — (3.6%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	105	96,620
Ω	2.950%, 01/25/30	99	81,947
Bank of Montreal
	0.450%, 12/08/23	192	190,944
	3.300%, 02/05/24, MTN	3,909	3,880,631
	2.150%, 03/08/24, MTN	1,820	1,796,007
	2.500%, 06/28/24, MTN	6,864	6,711,455
	0.625%, 07/09/24, MTN	7,665	7,385,503
	4.250%, 09/14/24, MTN	7,574	7,451,317
	5.200%, 12/12/24	400	396,471
	1.500%, 01/10/25, MTN	808	766,180
	1.850%, 05/01/25, MTN	441	414,456
Bank of Nova Scotia (The)
#	3.400%, 02/11/24	1,211	1,201,715
	2.440%, 03/11/24	350	345,644
#	0.700%, 04/15/24	1,800	1,757,926
	0.500%, 04/30/24, MTN	800	830,684
	0.650%, 07/31/24	2,758	2,649,783
	5.250%, 12/06/24	742	735,582
#	3.450%, 04/11/25	740	713,113
	1.300%, 06/11/25	408	378,394
	1.250%, 12/17/25, MTN	840	929,105
	1.050%, 03/02/26	234	208,674
	5.250%, 06/12/28	101	96,791
	4.850%, 02/01/30	2,180	2,004,631

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Barrick North America Finance LLC
	5.700%, 05/30/41	163	$149,198
Brookfield Finance, Inc.
	4.000%, 04/01/24	110	109,096
	3.900%, 01/25/28	28	25,524
	4.850%, 03/29/29	133	123,750
	2.724%, 04/15/31	5	3,868
Canadian Imperial Bank of Commerce
	0.500%, 12/14/23	665	660,830
	3.100%, 04/02/24	4,466	4,410,184
	1.000%, 10/18/24	3,147	3,001,856
	2.250%, 01/28/25	610	582,563
	3.300%, 04/07/25	114	109,691
	5.144%, 04/28/25	100	98,668
	1.625%, 09/25/25, MTN	1,000	1,124,106
	1.875%, 01/27/26, MTN	3,000	3,341,653
	1.250%, 06/22/26	562	497,730
	3.450%, 04/07/27	172	157,347
	5.001%, 04/28/28	177	168,517
	5.986%, 10/03/28	160	158,016
	3.600%, 04/07/32	426	350,189
	6.092%, 10/03/33	150	144,486
Canadian Natural Resources, Ltd.
	3.900%, 02/01/25	364	353,839
	2.050%, 07/15/25	107	99,924
	2.950%, 07/15/30	375	305,790
	7.200%, 01/15/32	466	480,456
	6.450%, 06/30/33	4,787	4,664,931
	5.850%, 02/01/35	143	130,821
	6.250%, 03/15/38	1,823	1,703,393
Canadian Pacific Railway Co.
	7.125%, 10/15/31	34	35,935
CDP Financial, Inc.
Ω	3.150%, 07/24/24	550	539,913
	1.125%, 04/06/27	2,400	2,343,059
Cenovus Energy, Inc.
	5.250%, 06/15/37	29	24,795
	6.750%, 11/15/39	762	736,492
Emera US Finance, LP
	0.833%, 06/15/24	2,557	2,462,268
	2.639%, 06/15/31	99	74,841
Enbridge Energy Partners, LP
	7.500%, 04/15/38	336	344,801
	5.500%, 09/15/40	558	469,244
Enbridge, Inc.
	2.150%, 02/16/24	854	843,795
	3.500%, 06/10/24	848	835,118
	2.500%, 01/15/25	141	135,223
	5.700%, 03/08/33	500	467,517
Export Development Canada
	2.625%, 02/21/24	1,830	1,813,282
Fairfax Financial Holdings, Ltd.
	4.850%, 04/17/28	4,497	4,243,699

16

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
	4.625%, 04/29/30	1,100	$976,431
	3.375%, 03/03/31	2,220	1,787,436
	5.625%, 08/16/32	932	861,104
ITC Holdings Corp.
	3.650%, 06/15/24	820	806,979
Kinross Gold Corp.
	4.500%, 07/15/27	154	145,216
Ω	6.250%, 07/15/33	4,149	3,952,506
Magna International, Inc.
	3.625%, 06/15/24	1,580	1,556,169
National Bank of Canada
	0.750%, 08/06/24	925	888,677
OMERS Finance Trust
Ω	2.500%, 05/02/24	435	428,010
Province of Alberta Canada
	3.350%, 11/01/23	520	520,000
	2.950%, 01/23/24	1,895	1,883,151
	1.875%, 11/13/24	650	625,322
	0.625%, 04/18/25	1,500	1,517,345
Province of British Columbia Canada
	1.750%, 09/27/24	50	48,265
	4.250%, 11/27/24, MTN	750	471,965
Province of Manitoba Canada
	2.600%, 04/16/24	1,120	1,103,960
	3.050%, 05/14/24	917	903,774
Province of Ontario Canada
	3.050%, 01/29/24	1,614	1,603,738
#	3.200%, 05/16/24	2,662	2,626,144
Province of Quebec Canada
	2.500%, 04/09/24	800	788,888
	2.875%, 10/16/24	1,480	1,441,342
Rogers Communications, Inc.
	3.625%, 12/15/25	319	302,580
	7.500%, 08/15/38	669	663,542
Royal Bank of Canada
	0.425%, 01/19/24	100	98,766
	2.550%, 07/16/24	3,071	2,999,125
	0.125%, 07/23/24	2,750	2,825,896
	3.970%, 07/26/24	1,510	1,489,818
	0.650%, 07/29/24	2,405	2,313,649
	1.150%, 06/10/25	529	491,364
	5.000%, 02/01/33	200	180,823
Spectra Energy Partners, LP
	4.750%, 03/15/24	70	69,666
	3.500%, 03/15/25	227	219,257
Suncor Energy, Inc.
#	7.150%, 02/01/32	7,137	7,364,084
	5.950%, 12/01/34	501	469,633
	6.800%, 05/15/38	2,087	2,052,084
	6.500%, 06/15/38	1,953	1,877,602
TC PipeLines, LP
	4.375%, 03/13/25	237	231,400
Thomson Reuters Corp.
	4.300%, 11/23/23	500	499,209

		Face Amount^	Value†
		(000)
CANADA — (Continued)
	3.850%, 09/29/24	236	$230,669
Toronto-Dominion Bank (The)
	2.350%, 03/08/24	2,125	2,098,678
	3.250%, 03/11/24	350	346,667
	0.375%, 04/25/24, MTN	2,000	2,076,688
	2.650%, 06/12/24, MTN	2,049	2,006,491
	0.700%, 09/10/24	2,941	2,812,393
	4.285%, 09/13/24	2,832	2,791,882
	1.250%, 12/13/24	200	190,112
	3.766%, 06/06/25	649	627,166
	0.750%, 01/06/26, MTN	312	279,011
	0.500%, 01/18/27, MTN	12,900	12,114,740
	3.200%, 03/10/32	1,133	900,519
	4.456%, 06/08/32	2,092	1,824,217
TransCanada PipeLines, Ltd.
	1.000%, 10/12/24	472	449,376
	4.625%, 03/01/34	2,391	2,022,485
	5.600%, 03/31/34	65	59,222
	6.200%, 10/15/37	406	378,645
	7.625%, 01/15/39	1,390	1,472,141
	6.100%, 06/01/40	344	316,042

TOTAL CANADA			161,432,045

DENMARK — (0.2%)
Danske Bank A/S
Ω	5.375%, 01/12/24	2,518	2,510,703
Kommunekredit
	2.900%, 11/27/26, MTN	10,000	5,911,075

TOTAL DENMARK			8,421,778

FINLAND — (0.3%)
Nordea Bank Abp
Ω	0.625%, 05/24/24	4,575	4,439,351
Ω	1.500%, 09/30/26	4,107	3,601,795
	1.125%, 02/16/27, MTN	2,018	1,940,637
OP Corporate Bank PLC
	0.250%, 03/24/26, MTN	2,000	1,930,686

TOTAL FINLAND			11,912,469

FRANCE — (2.2%)
Arval Service Lease SA
	0.875%, 02/17/25, MTN	3,500	3,532,312
Banque Federative du Credit Mutuel SA
#Ω	0.650%, 02/27/24	5,147	5,059,828
Ω	2.375%, 11/21/24	3,241	3,116,879
Ω	0.998%, 02/04/25	2,816	2,634,029
	0.010%, 03/07/25, MTN	1,000	999,567
	1.000%, 05/23/25, MTN	500	503,557
	5.000%, 01/19/26, MTN	2,000	2,376,435
Ω	1.604%, 10/04/26	360	315,648
	1.250%, 05/26/27, MTN	800	765,658
	0.625%, 11/19/27, MTN	2,000	1,820,664
Banque Stellantis France SACA
	0.625%, 06/21/24	1,000	1,034,036
	3.830%, 01/22/25, MTN	10,200	10,245,778

17

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
BNP Paribas SA
Ω	3.800%, 01/10/24	1,294	$1,287,852
	1.000%, 06/27/24, MTN	3,000	3,108,702
	1.125%, 08/28/24, MTN	3,400	3,508,461
Ω	3.375%, 01/09/25	2,997	2,894,917
	1.250%, 03/19/25, MTN	600	609,966
	3.375%, 01/23/26, MTN	3,000	3,439,563
Ω	4.400%, 08/14/28	1,824	1,677,404
BPCE SA
	4.000%, 04/15/24	11,406	11,298,357
	1.000%, 07/15/24	300	310,380
Ω	2.375%, 01/14/25	6,249	5,942,438
	2.375%, 01/14/25	262	249,147
Ω	1.625%, 01/14/25	960	910,071
Ω	1.000%, 01/20/26	550	491,922
Ω	4.750%, 07/19/27	1,259	1,188,772
	3.250%, 01/11/28, MTN	300	265,013
Ω	5.125%, 01/18/28	580	552,783
Ω	2.700%, 10/01/29	1,070	881,745
Caisse d’Amortissement de la Dette Sociale
Ω	0.375%, 05/27/24	700	679,185
Credit Agricole SA
Ω	3.875%, 04/15/24	2,323	2,300,914
Ω	3.250%, 10/04/24	1,515	1,476,470
#	3.250%, 10/04/24, MTN	390	380,081
	1.375%, 05/03/27, MTN	500	485,098
LeasePlan Corp. NV
Ω	2.875%, 10/24/24	1,495	1,445,316
Orange SA
	5.375%, 01/13/42	60	52,049
Societe Generale SA
Ω	3.875%, 03/28/24	8,944	8,856,939
Ω	2.625%, 10/16/24	1,832	1,768,131
Ω	2.625%, 01/22/25	2,883	2,745,693
	2.625%, 01/22/25, MTN	462	439,997
	0.250%, 07/08/27, MTN	2,900	2,661,151
Ω	3.000%, 01/22/30	1,835	1,456,183
Societe Nationale SNCF SACA
	4.375%, 04/15/26, MTN	2,000	2,148,420
TotalEnergies Capital International SA
	3.750%, 04/10/24	375	371,880
	2.986%, 06/29/41	279	184,112

TOTAL FRANCE			98,473,503

GERMANY — (2.1%)
Bayer US Finance II LLC
Ω	3.875%, 12/15/23	250	249,313
Ω	3.375%, 07/15/24	50	49,068
Ω	4.375%, 12/15/28	458	419,684
Ω	4.625%, 06/25/38	2,078	1,653,582
BMW US Capital LLC
	0.800%, 04/01/24	470	460,216
Ω	0.800%, 04/01/24	2,187	2,141,475

		Face Amount^	Value†
		(000)
GERMANY — (2.1%)
Ω	3.150%, 04/18/24	100	$98,759
Ω	0.750%, 08/12/24	107	102,951
Ω	3.450%, 04/01/27	50	46,569
Ω	3.300%, 04/06/27	50	46,229
Ω	2.550%, 04/01/31	249	198,308
Ω	3.700%, 04/01/32	60	51,317
Daimler Truck Finance North America LLC
Ω	1.625%, 12/13/24	3,810	3,631,644
Ω	3.500%, 04/07/25	623	601,768
Ω	3.650%, 04/07/27	1,325	1,230,528
Ω	5.500%, 09/20/33	1,469	1,352,697
Daimler Truck International Finance BV
	1.250%, 04/06/25, MTN	3,500	3,548,678
Deutsche Bank AG
	0.898%, 05/28/24	2,812	2,731,843
	3.700%, 05/30/24	3,208	3,157,827
	3.700%, 05/30/24	142	139,574
	5.371%, 09/09/27	614	593,789
E.ON International Finance BV
Ω	6.650%, 04/30/38	4,281	4,192,893
EMD Finance LLC
Ω	3.250%, 03/19/25	529	509,393
FMS Wertmanagement
#	2.750%, 01/30/24	765	759,613
Fresenius Medical Care US Finance III, Inc.
Ω	1.875%, 12/01/26	440	376,152
Ω	3.750%, 06/15/29	644	522,880
Ω	2.375%, 02/16/31	2,670	1,818,226
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	6,449	6,330,777
	1.625%, 05/10/24	645	631,814
	1.375%, 12/09/24, MTN	4,200	4,878,237
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25, MTN	1,205	751,961
Landwirtschaftliche Rentenbank
	3.125%, 11/14/23	394	393,689
	2.375%, 01/23/24, MTN	150	148,896
	2.000%, 01/13/25	100	95,900
	0.500%, 05/27/25	100	92,708
	2.600%, 03/23/27, MTN	4,000	2,345,234
Mercedes-Benz Finance North America LLC
Ω	3.650%, 02/22/24	1,756	1,743,688
Ω	0.750%, 03/01/24	6,190	6,084,866
Ω	2.700%, 06/14/24	3,380	3,314,301
	3.250%, 08/01/24	400	392,491
Ω	3.250%, 08/01/24	1,418	1,389,468
Ω	5.500%, 11/27/24	200	199,443
Ω	2.125%, 03/10/25	760	724,448
Ω	3.500%, 08/03/25	478	461,711

18

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
NRW Bank
	1.875%, 07/31/24, MTN	780	$758,243
Siemens Financieringsmaatschappij NV
Ω	0.650%, 03/11/24	1,080	1,060,308
Ω	3.125%, 03/16/24	1,020	1,010,382
	2.875%, 03/11/41	4,000	2,688,710
Ω	2.875%, 03/11/41	7,000	4,681,376
T-Mobile USA, Inc.
	5.050%, 07/15/33	500	451,842
	4.375%, 04/15/40	125	96,679
	3.000%, 02/15/41	946	597,115
Volkswagen Financial Services AG
	4.400%, 02/12/25, MTN	1,100	1,102,914
Volkswagen Financial Services NV
	4.250%, 10/09/25, MTN	300	350,889
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24	1,508	1,463,860
Ω	3.350%, 05/13/25	522	500,493
Ω	3.950%, 06/06/25	147	142,360
Ω	5.650%, 09/12/28	250	243,122
#Ω	3.750%, 05/13/30	360	307,688
Ω	5.900%, 09/12/33	5,402	5,044,265
Volkswagen Leasing GmbH
	3.770%, 07/19/24, MTN	14,120	14,505,570

TOTAL GERMANY			95,670,424

IRELAND — (0.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24	1,531	1,487,829
	1.650%, 10/29/24	2,543	2,424,869
	6.500%, 07/15/25	2,963	2,956,157
	4.450%, 10/01/25	155	148,702
	1.750%, 01/30/26	1,811	1,628,497
	4.450%, 04/03/26	1,687	1,613,494
	2.450%, 10/29/26	225	200,144
	4.625%, 10/15/27	3,847	3,565,168
	3.000%, 10/29/28	2,386	2,009,595
	3.300%, 01/30/32	2,234	1,729,537
	3.400%, 10/29/33	1,960	1,465,690
	3.850%, 10/29/41	625	418,898

TOTAL IRELAND			19,648,580

ITALY — (0.6%)
Enel Finance International NV
Ω	6.800%, 10/14/25	301	304,399
Ω	3.500%, 04/06/28	2,147	1,903,115
Ω	7.500%, 10/14/32	6,519	6,739,078
Ω	6.800%, 09/15/37	1,946	1,892,545
	6.000%, 10/07/39	625	552,031
Ω	6.000%, 10/07/39	4,470	3,948,125
Eni SpA
Ω	4.750%, 09/12/28	1,722	1,626,187
#Ω	4.250%, 05/09/29	1,087	1,002,111

		Face Amount^	Value†
		(000)
ITALY — (Continued)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	2,077	$2,017,568
Ω	7.000%, 11/21/25	1,463	1,469,206
Ω	3.875%, 07/14/27	400	350,495
Ω	4.000%, 09/23/29	1,657	1,380,936
UniCredit SpA
Ω	4.625%, 04/12/27	300	280,206

TOTAL ITALY			23,466,002

JAPAN — (3.5%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26	803	719,289
	0.950%, 02/10/26	50	44,788
#	1.300%, 02/10/28	189	156,303
Ω	1.300%, 02/10/28	412	340,724
Ω	1.800%, 02/10/31	2,593	1,927,050
Ω	2.500%, 02/10/41	698	406,210
Aircastle, Ltd.
Ω	2.850%, 01/26/28	3,232	2,696,028
Ω	6.500%, 07/18/28	4,616	4,445,760
American Honda Finance Corp.
	3.550%, 01/12/24	996	991,479
	2.900%, 02/16/24, MTN	1,416	1,403,755
	2.400%, 06/27/24	774	756,825
	0.550%, 07/12/24, MTN	1,956	1,887,050
	0.750%, 08/09/24	1,070	1,028,902
	2.150%, 09/10/24, MTN	735	712,743
	3.500%, 02/15/28	249	228,249
Development Bank of Japan, Inc.
	4.500%, 06/06/25, MTN	2,750	3,283,549
JT International Financial Services BV
#Ω	6.875%, 10/24/32	1,113	1,155,471
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24	5,889	5,838,680
	2.801%, 07/18/24	7,790	7,614,024
	2.193%, 02/25/25	4,810	4,570,601
	3.777%, 03/02/25	50	48,506
	1.412%, 07/17/25	599	553,489
	3.850%, 03/01/26	1,476	1,406,371
	2.757%, 09/13/26	266	242,753
	3.677%, 02/22/27	102	95,066
#	3.287%, 07/25/27	239	217,999
	3.195%, 07/18/29	1,572	1,339,472
	2.559%, 02/25/30	500	401,535
	2.048%, 07/17/30	1,321	1,006,635
	4.286%, 07/26/38	375	303,431
	4.153%, 03/07/39	525	414,091
	3.751%, 07/18/39	1,924	1,447,172
Mizuho Financial Group, Inc.
Ω	3.477%, 04/12/26	5,235	4,928,824
	2.839%, 09/13/26	376	344,029
	3.663%, 02/28/27	400	370,242
	1.631%, 04/08/27, MTN	2,000	1,938,271
	3.490%, 09/05/27, MTN	4,000	4,099,976

19

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
	3.170%, 09/11/27	1,357	$1,221,229
MUFG Bank, Ltd.
Ω	3.750%, 03/10/24	950	941,956
#Ω	3.250%, 09/08/24	560	547,041
Nomura Holdings, Inc.
	2.648%, 01/16/25	3,996	3,816,382
	5.099%, 07/03/25	370	362,889
	1.851%, 07/16/25	350	324,219
	1.653%, 07/14/26	318	280,485
	6.070%, 07/12/28	200	195,786
	2.172%, 07/14/28	2,160	1,777,306
	2.710%, 01/22/29	200	165,142
	5.605%, 07/06/29	600	571,856
	3.103%, 01/16/30	1,795	1,457,648
	2.679%, 07/16/30	1,771	1,369,553
	2.608%, 07/14/31	1,311	975,528
	2.999%, 01/22/32	435	328,934
	6.087%, 07/12/33	200	190,799
NTT Finance Corp.
Ω	0.583%, 03/01/24	4,087	4,014,652
Ω	4.142%, 07/26/24	4,384	4,326,663
Ω	1.162%, 04/03/26	186	166,977
ORIX Corp.
	3.250%, 12/04/24	1,594	1,543,231
	1.919%, 04/20/26, MTN	1,100	1,099,221
	5.000%, 09/13/27	142	137,990
	4.000%, 04/13/32	1,947	1,677,634
#	5.200%, 09/13/32	2,646	2,478,645
Protective Life Corp.
Ω	4.300%, 09/30/28	372	342,797
Ω	3.400%, 01/15/30	1,225	1,013,334
Sumitomo Mitsui Financial Group, Inc.
	0.508%, 01/12/24	768	759,784
	2.696%, 07/16/24	8,731	8,531,840
	2.448%, 09/27/24	5,910	5,722,252
	2.348%, 01/15/25	2,086	1,994,553
	0.948%, 01/12/26	436	389,876
	3.784%, 03/09/26	229	217,442
	1.402%, 09/17/26	365	320,373
	3.010%, 10/19/26	124	113,810
	2.174%, 01/14/27	287	254,046
	3.364%, 07/12/27	619	562,835
	3.352%, 10/18/27	68	61,312
	3.544%, 01/17/28	282	254,216
#	3.944%, 07/19/28	212	193,367
	1.902%, 09/17/28	1,894	1,548,877
	4.306%, 10/16/28	113	104,084
	2.472%, 01/14/29	991	824,955
	3.040%, 07/16/29	2,845	2,398,616
	2.750%, 01/15/30	518	420,350
	2.130%, 07/08/30	1,183	905,920
	5.766%, 01/13/33	1,215	1,152,074
	5.776%, 07/13/33	750	712,223

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
	5.808%, 09/14/33	3,041	$2,878,412
Sumitomo Mitsui Trust Bank, Ltd.
Ω	0.850%, 03/25/24	10,900	10,680,074
	0.850%, 03/25/24, MTN	224	219,480
Ω	0.800%, 09/16/24	6,610	6,314,438
Ω	2.550%, 03/10/25	2,211	2,109,961
Ω	1.050%, 09/12/25	1,371	1,251,365
Ω	4.800%, 09/15/25	850	832,314
#Ω	1.350%, 09/16/26	772	679,821
Takeda Pharmaceutical Co., Ltd.
	3.025%, 07/09/40	305	200,628
Toyota Finance Australia, Ltd.
	0.064%, 01/13/25, MTN	1,000	1,007,103
Toyota Motor Corp.
	0.681%, 03/25/24	325	318,483
#	2.358%, 07/02/24	162	158,448
Toyota Motor Credit Corp.
	3.350%, 01/08/24	350	348,420
#	2.500%, 03/22/24	2,849	2,813,238
#	2.900%, 04/17/24, MTN	1,745	1,722,734
	0.500%, 06/18/24, MTN	721	697,822
Toyota Motor Finance Netherlands BV
	0.750%, 12/19/25, MTN	4,000	4,404,805

TOTAL JAPAN			154,773,590

LUXEMBOURG — (0.4%)
ArcelorMittal SA
	3.600%, 07/16/24	352	345,853
	4.550%, 03/11/26	1,517	1,477,430
	6.550%, 11/29/27	4,197	4,216,775
#	4.250%, 07/16/29	1,123	1,011,362
	6.800%, 11/29/32	11,071	10,604,038

TOTAL LUXEMBOURG			17,655,458

NETHERLANDS — (1.1%)
BNG Bank NV
	1.625%, 08/26/25, MTN	1,384	1,573,176
	1.900%, 11/26/25, MTN	533	316,847
Cooperatieve Rabobank UA
	0.375%, 01/12/24	365	361,123
Ω	2.625%, 07/22/24	4,384	4,281,070
	3.875%, 08/22/24	3,453	3,394,618
	1.375%, 01/10/25	1,180	1,119,703
	5.250%, 05/24/41	152	139,001
ING Groep NV
	3.550%, 04/09/24	4,397	4,347,521
	1.125%, 02/14/25, MTN	7,200	7,323,502
Ω	4.625%, 01/06/26	886	857,873
	3.000%, 02/18/26, MTN	1,000	1,136,365
	3.950%, 03/29/27	250	231,457
	4.550%, 10/02/28	260	239,991
	4.050%, 04/09/29	595	531,706
Koninklijke KPN NV
	8.375%, 10/01/30	420	459,612

20

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
	2.000%, 12/16/24, MTN	5,000	$5,831,889
Ω	1.750%, 01/15/25	484	462,560
	3.150%, 09/02/26, MTN	4,900	2,948,569
Shell International Finance BV
	0.375%, 02/15/25, MTN	1,300	1,313,010
	4.125%, 05/11/35	281	239,565
	6.375%, 12/15/38	4,628	4,730,683
	5.500%, 03/25/40	2,002	1,869,644
	4.550%, 08/12/43	6,252	5,067,058

TOTAL NETHERLANDS			48,776,543

NORWAY — (0.3%)
Aker BP ASA
Ω	3.750%, 01/15/30	986	841,403
Ω	6.000%, 06/13/33	3,198	3,012,549
Equinor ASA
	2.650%, 01/15/24	2,785	2,768,225
	3.700%, 03/01/24	2,798	2,778,898
	3.250%, 11/10/24	1,070	1,043,562
	2.875%, 04/06/25	1,743	1,680,742
	1.250%, 02/17/27, MTN	600	584,265
	7.250%, 09/23/27	208	219,895
	3.625%, 09/10/28	100	92,653
	2.375%, 05/22/30	271	222,717
	3.625%, 04/06/40	650	481,576
	5.100%, 08/17/40	50	44,841
	4.250%, 11/23/41	396	314,922
Kommunalbanken AS
#Ω	2.500%, 09/27/24	450	437,376
	1.000%, 12/12/24, MTN	340	392,507

TOTAL NORWAY			14,916,131

SINGAPORE — (0.0%)
Temasek Financial I, Ltd.
	2.375%, 08/02/41, MTN	185	120,204

TOTAL SINGAPORE			120,204

SPAIN — (1.1%)
Banco Bilbao Vizcaya Argentaria SA
	1.125%, 09/18/25	1,000	909,741
	1.750%, 11/26/25, MTN	2,300	2,320,908
	3.375%, 09/20/27, MTN	7,200	7,410,900
Banco Santander SA
	3.892%, 05/24/24	3,200	3,156,025
	0.250%, 06/19/24, MTN	200	206,376
	2.706%, 06/27/24	3,400	3,323,409
	3.496%, 03/24/25	400	384,701
	2.746%, 05/28/25	200	188,465
	3.750%, 01/16/26, MTN	2,000	2,094,999
	1.849%, 03/25/26	200	178,679
	4.379%, 04/12/28	200	181,881
	3.306%, 06/27/29	802	684,702
	3.490%, 05/28/30	1,000	819,487
Iberdrola International BV
	6.750%, 07/15/36	50	51,376

	Face Amount^	Value†
	(000)
SPAIN — (Continued)
Santander Holdings USA, Inc.
3.500%, 06/07/24	456	$446,921
3.450%, 06/02/25	3,712	3,511,879
4.500%, 07/17/25	766	735,738
3.244%, 10/05/26	2,480	2,227,286
4.400%, 07/13/27	791	727,746
Santander UK PLC
4.000%, 03/13/24	1,005	996,960
Telefonica Emisiones SA
7.045%, 06/20/36	7,172	7,160,400
4.665%, 03/06/38	10,386	8,075,424
Telefonica Europe BV
8.250%, 09/15/30	4,516	4,910,261

TOTAL SPAIN		50,704,264

SUPRANATIONAL — (0.9%)
African Development Bank
0.875%, 12/16/24	2,750	3,173,074
4.000%, 01/10/25, MTN	5,000	3,132,002
1.100%, 12/16/26	5,150	2,889,830
Asian Development Bank
2.625%, 01/30/24	1,716	1,703,697
1.625%, 03/15/24	2,949	2,906,295
0.375%, 06/11/24	2,091	2,026,140
4.125%, 09/27/24	460	454,206
1.500%, 10/18/24	10	9,623
2.000%, 01/22/25	50	47,951
0.625%, 04/29/25	61	56,903
3.400%, 09/10/27, MTN	7,855	4,687,063
Asian Infrastructure Investment Bank (The)
2.250%, 05/16/24	2,854	2,801,195
0.500%, 10/30/24	1,189	1,129,520
0.500%, 05/28/25	125	115,683
Council Of Europe Development Bank
0.375%, 06/10/24	116	112,369
European Bank for Reconstruction & Development
0.500%, 05/19/25	125	115,987
European Investment Bank
3.125%, 12/14/23	705	703,047
3.250%, 01/29/24	600	596,719
2.625%, 03/15/24	390	385,832
2.250%, 06/24/24	725	709,813
0.375%, 07/24/24	193	185,998
1.875%, 02/10/25	47	44,967
1.625%, 03/14/25	194	184,467
Inter-American Development Bank
0.250%, 11/15/23	2,471	2,466,039
2.625%, 01/16/24	892	886,517
3.000%, 02/21/24	1,185	1,175,653
3.250%, 07/01/24	150	147,673
1.375%, 12/15/24	2,500	2,901,311

21

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
SUPRANATIONAL — (Continued)
Inter-American Investment Corp.
	2.300%, 02/17/27, MTN	650	$371,562
International Bank for Reconstruction & Development
	0.250%, 11/24/23	1,353	1,348,659
	2.500%, 03/19/24	3,722	3,678,659
	2.250%, 03/28/24	754	743,912
	1.500%, 08/28/24	125	120,934
	2.125%, 03/03/25	111	106,318

TOTAL SUPRANATIONAL			42,119,618

SWEDEN — (0.9%)
Lansforsakringar Bank AB
	0.050%, 04/15/26, MTN	4,500	4,286,099
Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24, MTN	2,500	2,572,986
Ω	0.650%, 09/09/24	1,746	1,667,727
	4.000%, 11/09/26	7,500	7,868,916
	0.375%, 02/11/27, MTN	2,000	1,863,126
Svensk Exportkredit AB
	1.750%, 12/12/23	1,280	1,274,662
	0.375%, 03/11/24	1,062	1,042,083
	0.375%, 07/30/24	650	625,004
	0.625%, 10/07/24	505	482,024
Svenska Handelsbanken AB
	3.900%, 11/20/23	600	599,306
Ω	0.550%, 06/11/24	6,671	6,460,275
Ω	3.650%, 06/10/25	500	482,544
Ω	5.500%, 06/15/28	250	240,856
Swedbank AB
	3.750%, 11/14/25, MTN	10,580	11,113,613
Volvo Treasury AB
	4.750%, 06/15/26, MTN	1,400	1,664,592

TOTAL SWEDEN			42,243,813

SWITZERLAND — (0.4%)
Novartis Capital Corp.
	3.400%, 05/06/24	1,105	1,091,487
UBS AG
#Ω	0.700%, 08/09/24	4,860	4,663,575
	0.700%, 08/09/24	1,100	1,055,542
#Ω	1.375%, 01/13/25	1,183	1,116,669
Ω	1.250%, 06/01/26	1,856	1,644,564
UBS Group AG
	3.750%, 03/26/25	300	288,897
Ω	4.125%, 09/24/25	2,787	2,667,285
Ω	4.125%, 04/15/26	4,751	4,498,027

TOTAL SWITZERLAND			17,026,046

UNITED KINGDOM — (1.9%)
Ashtead Capital, Inc.
Ω	1.500%, 08/12/26	896	787,453
Ω	2.450%, 08/12/31	590	435,133
Ω	5.500%, 08/11/32	4,035	3,610,353
Ω	5.550%, 05/30/33	600	537,676
Ω	5.950%, 10/15/33	986	899,591

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
AstraZeneca PLC
	6.450%, 09/15/37	338	$351,487
Barclays PLC
	3.650%, 03/16/25	4,192	4,031,254
	4.375%, 01/12/26	3,791	3,618,610
BAT Capital Corp.
	3.222%, 08/15/24	344	336,292
	4.700%, 04/02/27	693	659,962
	3.557%, 08/15/27	339	307,320
	2.259%, 03/25/28	2,614	2,193,689
	3.462%, 09/06/29	2,189	1,858,538
#	4.906%, 04/02/30	1,549	1,396,636
	6.343%, 08/02/30	1,167	1,132,589
	2.726%, 03/25/31	1,560	1,175,639
	4.742%, 03/16/32	2,101	1,805,031
	7.750%, 10/19/32	3,687	3,783,443
	6.421%, 08/02/33	893	841,500
	4.390%, 08/15/37	4,473	3,250,995
	3.734%, 09/25/40	2,100	1,331,718
BAT International Finance PLC
	4.448%, 03/16/28	2,192	2,019,658
BP Capital Markets America, Inc.
	3.543%, 04/06/27	61	57,149
	3.060%, 06/17/41	482	318,806
BP Capital Markets PLC
	1.876%, 04/07/24	150	157,003
	1.953%, 03/03/25, MTN	1,000	1,029,353
British Telecommunications PLC
#	5.125%, 12/04/28	802	761,644
Ω	3.250%, 11/08/29	488	415,307
CNH Industrial NV
	3.850%, 11/15/27	258	237,765
Diageo Capital PLC
	5.500%, 01/24/33	133	129,667
HSBC Holdings PLC
	0.875%, 09/06/24	5,500	5,658,558
	4.300%, 03/08/26	1,401	1,342,612
	3.900%, 05/25/26	516	486,873
	6.100%, 01/14/42	612	588,506
HSBC USA, Inc.
	3.750%, 05/24/24	6,094	6,014,780
	3.500%, 06/23/24	3,821	3,751,999
Lloyds Bank Corporate Markets PLC
	2.375%, 04/09/26, MTN	3,500	3,558,526
Lloyds Bank PLC
	3.500%, 05/14/25	320	308,481
Lloyds Banking Group PLC
	3.900%, 03/12/24	3,271	3,244,028
	4.450%, 05/08/25	884	858,619
	4.375%, 03/22/28	3,367	3,088,975
Nationwide Building Society
Ω	0.550%, 01/22/24	3,929	3,881,422
Ω	1.500%, 10/13/26	409	357,012

22

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
NatWest Group PLC
	4.800%, 04/05/26	2,096	$2,019,522
NatWest Markets PLC
Ω	0.800%, 08/12/24	2,282	2,189,073
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24	2,174	2,129,566
Reynolds American, Inc.
	4.450%, 06/12/25	575	560,683
Smith & Nephew PLC
	2.032%, 10/14/30	675	507,797
Unilever Capital Corp.
	3.250%, 03/07/24	500	495,703
	2.600%, 05/05/24	157	154,401
Vodafone Group PLC
	3.750%, 01/16/24	117	116,482
	7.875%, 02/15/30	993	1,066,967
	6.150%, 02/27/37	2,351	2,231,932

TOTAL UNITED KINGDOM			84,083,778

UNITED STATES — (23.4%)
3M Co.
	3.250%, 02/14/24, MTN	59	58,537
#	2.000%, 02/14/25	360	342,163
	2.650%, 04/15/25	336	320,131
	3.625%, 09/14/28, MTN	20	18,165
	2.375%, 08/26/29	12	9,794
#	5.700%, 03/15/37, MTN	300	288,722
Abbott Ireland Financing DAC
	1.500%, 09/27/26	843	838,826
Abbott Laboratories
	4.750%, 11/30/36	81	73,838
	6.150%, 11/30/37	5	5,134
	6.000%, 04/01/39	30	30,088
	5.300%, 05/27/40	100	93,708
	4.750%, 04/15/43	3,000	2,590,532
AbbVie, Inc.
	2.600%, 11/21/24	50	48,313
	4.050%, 11/21/39	1,318	1,029,790
Acuity Brands Lighting, Inc.
	2.150%, 12/15/30	324	245,120
Advance Auto Parts, Inc.
#	3.900%, 04/15/30	549	445,194
	3.500%, 03/15/32	1,549	1,148,601
AES Corp. (The)
Ω	3.300%, 07/15/25	1,769	1,671,422
	1.375%, 01/15/26	618	549,272
Ω	3.950%, 07/15/30	406	339,326
	2.450%, 01/15/31	1,891	1,420,941
Aetna, Inc.
	6.750%, 12/15/37	633	637,404
	4.500%, 05/15/42	45	33,930
Affiliated Managers Group, Inc.
	4.250%, 02/15/24	8	7,957
	3.300%, 06/15/30	1,359	1,125,169

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Aflac, Inc.
	6.450%, 08/15/40	339	$322,336
Alabama Power Co.
	5.200%, 06/01/41	89	76,393
Allegion PLC
	3.500%, 10/01/29	252	216,245
Allegion US Holding Co., Inc.
	5.411%, 07/01/32	900	822,615
Allstate Corp. (The)
	0.750%, 12/15/25	806	726,351
	5.250%, 03/30/33	1,075	992,726
	5.950%, 04/01/36	400	383,035
Altria Group, Inc.
	4.000%, 01/31/24	420	417,492
#	4.800%, 02/14/29	2,344	2,195,366
	3.400%, 05/06/30	2,171	1,815,666
	2.450%, 02/04/32	2,211	1,613,466
#	5.800%, 02/14/39	2,857	2,539,505
	3.400%, 02/04/41	3,756	2,301,681
	4.250%, 08/09/42	4,538	3,106,033
	4.500%, 05/02/43	2,327	1,642,646
Amazon.com, Inc.
	2.730%, 04/13/24	550	542,736
	0.450%, 05/12/24	280	272,594
	3.875%, 08/22/37	1,256	1,028,705
	2.875%, 05/12/41	1,000	671,311
Amcor Finance USA, Inc.
	3.625%, 04/28/26	112	105,513
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25	50	48,411
	2.630%, 06/19/30	894	705,642
Amdocs Ltd.
	2.538%, 06/15/30	504	396,631
American Assets Trust, LP
	3.375%, 02/01/31	845	607,354
American Electric Power Co., Inc.
	2.300%, 03/01/30	320	251,455
American Express Co.
	0.750%, 11/03/23	928	927,877
	3.400%, 02/22/24	506	501,969
	3.375%, 05/03/24	5,414	5,347,191
	2.500%, 07/30/24	4,352	4,245,149
	3.000%, 10/30/24	3,799	3,687,480
	2.250%, 03/04/25	465	442,248
	3.950%, 08/01/25	66	63,767
	2.550%, 03/04/27	449	402,009
	3.300%, 05/03/27	162	148,265
American International Group, Inc.
	4.125%, 02/15/24	195	193,780
	6.250%, 05/01/36	52	50,316
American Tower Corp.
#	0.600%, 01/15/24	250	247,161
	5.000%, 02/15/24	916	912,767
	3.375%, 05/15/24	98	96,566

23

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	2.950%, 01/15/25	216	$207,946
	2.400%, 03/15/25	585	555,536
	1.600%, 04/15/26	184	164,702
	3.375%, 10/15/26	286	264,749
	3.125%, 01/15/27	229	207,849
	3.650%, 03/15/27	229	210,850
	3.600%, 01/15/28	284	255,303
	1.500%, 01/31/28	50	41,149
	3.950%, 03/15/29	161	143,424
	3.800%, 08/15/29	546	478,049
	2.900%, 01/15/30	364	296,843
	2.100%, 06/15/30	478	364,078
	1.875%, 10/15/30	396	293,121
	2.700%, 04/15/31	2,234	1,727,326
	2.300%, 09/15/31	202	148,969
	4.050%, 03/15/32	859	720,685
	5.550%, 07/15/33	99	91,178
American Water Capital Corp.
#	3.850%, 03/01/24	215	213,562
	2.950%, 09/01/27	194	175,559
	6.593%, 10/15/37	123	127,181
Ameriprise Financial, Inc.
	3.700%, 10/15/24	2,293	2,246,017
	4.500%, 05/13/32	105	94,465
	5.150%, 05/15/33	561	517,804
Amgen, Inc.
	2.200%, 02/21/27	123	110,232
	2.450%, 02/21/30	78	63,683
	6.375%, 06/01/37	246	242,624
	3.150%, 02/21/40	1,415	947,655
	2.800%, 08/15/41	100	61,857
	4.950%, 10/01/41	200	164,730
	5.150%, 11/15/41	600	507,018
Analog Devices, Inc.
	3.450%, 06/15/27	352	327,771
Aon Corp.
	4.500%, 12/15/28	140	131,070
	6.250%, 09/30/40	718	691,790
Aon Global, Ltd.
	4.000%, 11/27/23	66	65,902
	3.500%, 06/14/24	1,952	1,921,696
	3.875%, 12/15/25	479	458,820
Appalachian Power Co.
	6.375%, 04/01/36	777	744,959
	7.000%, 04/01/38	525	539,648
Apple, Inc.
	2.850%, 05/11/24	29	28,586
	1.125%, 05/11/25	83	77,885
Applied Materials, Inc.
	5.100%, 10/01/35	125	118,452
Archer-Daniels-Midland Co.
	1.000%, 09/12/25	1,500	1,505,245
	5.935%, 10/01/32	75	75,551

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Arizona Public Service Co.
3.350%, 06/15/24	356	$350,478
2.600%, 08/15/29	2,648	2,244,974
2.200%, 12/15/31	1,064	786,566
6.350%, 12/15/32	204	203,394
4.500%, 04/01/42	340	257,232
Arrow Electronics, Inc.
3.250%, 09/08/24	1,522	1,482,776
4.000%, 04/01/25	150	144,884
3.875%, 01/12/28	1,315	1,188,919
2.950%, 02/15/32	86	65,194
Assurant, Inc.
2.650%, 01/15/32	5,060	3,645,780
AT&T, Inc.
2.550%, 12/01/33	75	53,828
5.400%, 02/15/34	400	367,532
4.500%, 05/15/35	2,505	2,089,001
4.900%, 08/15/37	315	264,831
6.300%, 01/15/38	50	48,104
4.850%, 03/01/39	1,422	1,160,068
5.350%, 09/01/40	400	339,949
3.500%, 06/01/41	13,712	9,167,014
4.300%, 12/15/42	50	37,023
Autodesk, Inc.
3.500%, 06/15/27	258	238,562
AutoNation, Inc.
1.950%, 08/01/28	75	60,290
2.400%, 08/01/31	1,229	875,400
3.850%, 03/01/32	1,587	1,244,051
AutoZone, Inc.
3.750%, 04/18/29	38	33,945
AvalonBay Communities, Inc.
2.950%, 05/11/26	564	527,053
Avnet, Inc.
4.625%, 04/15/26	1,707	1,636,119
3.000%, 05/15/31	3,541	2,680,273
5.500%, 06/01/32	5,619	5,017,149
AXIS Specialty Finance PLC
4.000%, 12/06/27	75	68,801
Baker Hughes Holdings LLC
5.125%, 09/15/40	353	307,238
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
1.231%, 12/15/23	135	134,267
2.061%, 12/15/26	4	3,586
3.337%, 12/15/27	50	45,550
3.138%, 11/07/29	2,038	1,741,080
4.486%, 05/01/30	133	122,139
Bank of America Corp.
4.125%, 01/22/24, MTN	2,127	2,118,387
4.000%, 04/01/24, MTN	1,674	1,661,165
2.300%, 07/25/25, MTN	2,120	2,422,366
3.875%, 08/01/25, MTN	371	359,144
5.875%, 02/07/42	1,199	1,123,747

24

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24, MTN	821	$815,757
	0.500%, 04/26/24	554	539,799
	3.400%, 05/15/24	184	181,510
#	3.250%, 09/11/24, MTN	977	955,039
#	2.100%, 10/24/24, MTN	1,721	1,659,072
	0.850%, 10/25/24, MTN	856	814,661
	1.600%, 04/24/25, MTN	170	159,482
Berkshire Hathaway Energy Co.
	6.125%, 04/01/36	5,941	5,780,443
	5.950%, 05/15/37	653	623,648
Berkshire Hathaway Finance Corp.
	5.750%, 01/15/40	599	590,598
	4.400%, 05/15/42	554	457,936
	4.300%, 05/15/43	9,800	7,899,614
Best Buy Co., Inc.
	4.450%, 10/01/28	3,033	2,835,576
Biogen, Inc.
	4.050%, 09/15/25	185	178,531
	2.250%, 05/01/30	388	304,724
Black Hills Corp.
	2.500%, 06/15/30	1,036	810,374
	4.350%, 05/01/33	123	102,047
	6.150%, 05/15/34	1,988	1,872,904
BlackRock, Inc.
	3.500%, 03/18/24	1,961	1,944,589
Block Financial LLC
	2.500%, 07/15/28	1,305	1,100,688
Boardwalk Pipelines, LP
	4.950%, 12/15/24	290	285,449
	5.950%, 06/01/26	68	67,360
	4.450%, 07/15/27	46	43,124
	4.800%, 05/03/29	502	462,072
	3.400%, 02/15/31	420	342,750
	3.600%, 09/01/32	1,276	1,011,421
Boeing Co. (The)
	2.500%, 03/01/25	165	157,336
	3.100%, 05/01/26	95	88,577
	2.700%, 02/01/27	463	416,881
	3.250%, 03/01/28	13	11,538
	3.200%, 03/01/29	239	206,514
	2.950%, 02/01/30	1,077	889,404
	6.125%, 02/15/33	290	285,423
	3.600%, 05/01/34	687	535,565
	3.250%, 02/01/35	1,145	846,590
	3.550%, 03/01/38	89	62,526
	3.500%, 03/01/39	41	27,889
	6.875%, 03/15/39	817	827,546
	5.875%, 02/15/40	630	563,483
Booking Holdings, Inc.
	2.375%, 09/23/24	300	312,207
	4.000%, 11/15/26	2,000	2,130,286

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Boston Properties, LP
	4.500%, 12/01/28	350	$307,855
	3.400%, 06/21/29	804	650,865
	3.250%, 01/30/31	120	91,024
	2.550%, 04/01/32	226	156,782
	2.450%, 10/01/33	325	211,249
	6.500%, 01/15/34	100	91,313
Boston Scientific Corp.
	4.550%, 03/01/39	103	85,265
	7.375%, 01/15/40	200	212,832
Brighthouse Financial, Inc.
#	5.625%, 05/15/30	11,095	10,167,108
Bristol-Myers Squibb Co.
	3.625%, 05/15/24	100	98,849
	2.900%, 07/26/24	340	333,055
Brixmor Operating Partnership, LP
	3.850%, 02/01/25	1,447	1,393,703
	4.125%, 06/15/26	1,265	1,190,400
	3.900%, 03/15/27	2,073	1,896,568
	2.250%, 04/01/28	1,088	908,279
	4.125%, 05/15/29	3,722	3,259,139
	4.050%, 07/01/30	2,230	1,903,877
	2.500%, 08/16/31	942	692,665
Broadcom Corp./Broadcom Cayman Finance, Ltd.
	3.625%, 01/15/24	50	49,745
	3.500%, 01/15/28	105	94,592
Broadcom, Inc.
	3.625%, 10/15/24	74	72,373
Ω	4.000%, 04/15/29	351	313,530
	5.000%, 04/15/30	303	283,166
	4.150%, 11/15/30	822	715,505
Ω	2.450%, 02/15/31	260	199,528
Ω	4.150%, 04/15/32	1,961	1,659,225
	4.300%, 11/15/32	489	416,138
Ω	2.600%, 02/15/33	415	301,101
Ω	3.419%, 04/15/33	2,275	1,768,867
	3.469%, 04/15/34	110	83,813
Ω	3.469%, 04/15/34	3,543	2,699,552
Ω	3.187%, 11/15/36	2,058	1,425,286
Ω	4.926%, 05/15/37	462	385,041
Ω	3.500%, 02/15/41	2,717	1,807,029
Brown & Brown, Inc.
#	4.200%, 09/15/24	720	707,525
	4.500%, 03/15/29	162	148,130
	2.375%, 03/15/31	1,340	1,005,064
Bunge, Ltd. Finance Corp.
	2.750%, 05/14/31	400	316,650
Burlington Northern Santa Fe LLC
	3.400%, 09/01/24	1,223	1,199,093
	6.150%, 05/01/37	2,655	2,670,530
	5.750%, 05/01/40	9,950	9,484,602
	5.050%, 03/01/41	100	87,068
	5.400%, 06/01/41	275	249,527

25

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	4.950%, 09/15/41	510	$438,851
	4.400%, 03/15/42	109	86,414
	5.150%, 09/01/43	50	43,500
Burlington Resources LLC
	7.200%, 08/15/31	400	429,040
CA, Inc.
	4.700%, 03/15/27	786	729,343
Camden Property Trust
	3.500%, 09/15/24	499	488,015
	4.100%, 10/15/28	1,042	961,331
	3.150%, 07/01/29	115	100,043
#	2.800%, 05/15/30	56	46,313
Capital One Financial Corp.
	3.750%, 04/24/24	71	70,071
	3.300%, 10/30/24	1,290	1,250,641
	3.200%, 02/05/25	2,363	2,259,259
#	4.250%, 04/30/25	179	172,856
	3.750%, 03/09/27	1,172	1,058,328
	3.800%, 01/31/28	21	18,513
Cardinal Health, Inc.
	3.079%, 06/15/24	70	68,752
Cargill, Inc.
Ω	4.000%, 06/22/32	45	39,197
Ω	5.125%, 10/11/32	655	619,516
Carrier Global Corp.
	2.700%, 02/15/31	21	16,586
	3.377%, 04/05/40	1,455	979,010
Caterpillar Financial Services Corp.
	3.650%, 12/07/23, MTN	40	39,919
	2.850%, 05/17/24, MTN	510	502,044
	0.450%, 05/17/24, MTN	735	714,451
Cboe Global Markets, Inc.
	3.000%, 03/16/32	336	269,751
CBRE Services, Inc.
	5.950%, 08/15/34	751	682,797
Celanese US Holdings LLC
	1.400%, 08/05/26	559	486,830
Cencora, Inc.
	3.400%, 05/15/24	37	36,494
	2.700%, 03/15/31	51	40,413
CenterPoint Energy, Inc.
	2.500%, 09/01/24	581	563,980
CF Industries, Inc.
	4.950%, 06/01/43	1,714	1,323,176
Charles Schwab Corp. (The)
	3.550%, 02/01/24	150	149,025
#	0.750%, 03/18/24	1,250	1,224,921
	3.000%, 03/10/25	356	341,086
	2.750%, 10/01/29	100	82,381
Chevron Corp.
	2.978%, 05/11/40	389	263,710
Choice Hotels International, Inc.
	3.700%, 12/01/29	2,726	2,232,558

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Chubb Corp. (The)
6.500%, 05/15/38	100	$103,311
Chubb INA Holdings, Inc.
3.350%, 05/15/24	1,422	1,402,131
0.300%, 12/15/24	6,268	6,334,916
4.150%, 03/13/43	849	655,016
Cigna Group (The)
3.500%, 06/15/24	1,836	1,807,753
3.250%, 04/15/25	372	358,515
4.500%, 02/25/26	676	656,245
3.400%, 03/01/27	612	567,311
5.400%, 03/15/33	710	671,877
4.800%, 08/15/38	4,781	4,049,875
3.200%, 03/15/40	1,139	772,165
6.125%, 11/15/41	1,880	1,796,225
Cincinnati Financial Corp.
6.920%, 05/15/28	621	644,692
6.125%, 11/01/34	2,499	2,367,825
Cisco Systems, Inc.
3.625%, 03/04/24	183	181,714
5.900%, 02/15/39	4,519	4,494,132
5.500%, 01/15/40	460	436,529
Citigroup, Inc.
2.375%, 05/22/24, MTN	1,515	1,586,065
3.750%, 06/16/24	1,856	1,831,810
3.700%, 01/12/26	612	582,394
3.400%, 05/01/26	641	603,032
2.125%, 09/10/26, MTN	1,750	1,755,412
8.125%, 07/15/39	2,956	3,332,994
5.875%, 01/30/42	789	731,143
CNA Financial Corp.
3.950%, 05/15/24	3,257	3,217,731
4.500%, 03/01/26	50	48,357
3.900%, 05/01/29	819	732,676
2.050%, 08/15/30	1,445	1,103,377
5.500%, 06/15/33	2,205	2,023,076
CNO Financial Group, Inc.
5.250%, 05/30/25	563	549,809
5.250%, 05/30/29	6,223	5,742,294
Comcast Corp.
3.400%, 04/01/30	72	62,332
4.250%, 01/15/33	481	420,707
7.050%, 03/15/33	235	249,860
4.200%, 08/15/34	1,207	1,020,323
5.650%, 06/15/35	453	431,651
4.400%, 08/15/35	213	181,221
6.500%, 11/15/35	34	34,727
3.900%, 03/01/38	450	349,068
6.400%, 05/15/38	279	273,914
4.600%, 10/15/38	705	585,683
6.550%, 07/01/39	620	618,811
3.250%, 11/01/39	2,580	1,779,127
3.750%, 04/01/40	1,627	1,195,669
4.650%, 07/15/42	75	60,289

26

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Conagra Brands, Inc.
	4.300%, 05/01/24	533	$527,996
	4.600%, 11/01/25	272	264,107
	7.000%, 10/01/28	296	307,177
	4.850%, 11/01/28	575	540,271
	8.250%, 09/15/30	1,195	1,310,000
	5.300%, 11/01/38	1,534	1,284,114
ConocoPhillips
	5.900%, 05/15/38	1,639	1,584,345
	6.500%, 02/01/39	297	306,739
Consolidated Edison Co. of New York, Inc.
	3.350%, 04/01/30	158	135,964
	2.400%, 06/15/31	65	51,086
	5.300%, 03/01/35	10	9,079
	5.850%, 03/15/36	185	176,135
	6.200%, 06/15/36	660	643,551
	6.300%, 08/15/37	540	527,594
	6.750%, 04/01/38	356	367,356
	5.500%, 12/01/39	1,760	1,556,535
	5.700%, 06/15/40	371	332,887
	4.200%, 03/15/42	569	424,303
Constellation Brands, Inc.
	3.600%, 02/15/28	84	76,829
	4.650%, 11/15/28	20	18,927
Constellation Energy Generation LLC
	3.250%, 06/01/25	147	140,667
	6.250%, 10/01/39	779	722,087
	5.750%, 10/01/41	766	666,728
#	5.600%, 06/15/42	1,644	1,412,851
Continental Resources, Inc.
Ω	2.875%, 04/01/32	1,000	738,891
Corebridge Financial, Inc.
	3.500%, 04/04/25	167	160,563
	4.350%, 04/05/42	320	232,018
Costco Wholesale Corp.
	2.750%, 05/18/24	236	232,554
Cox Communications, Inc.
Ω	3.150%, 08/15/24	50	48,825
Ω	1.800%, 10/01/30	356	264,768
Ω	4.800%, 02/01/35	1,114	938,252
Ω	8.375%, 03/01/39	87	95,420
Crown Castle, Inc.
	3.200%, 09/01/24	400	390,351
#	1.350%, 07/15/25	156	143,929
	4.450%, 02/15/26	527	507,688
	4.000%, 03/01/27	12	11,176
	3.650%, 09/01/27	116	105,455
	3.100%, 11/15/29	18	14,967
	3.300%, 07/01/30	64	52,609
	2.250%, 01/15/31	221	166,551
	2.500%, 07/15/31	57	43,048
	2.900%, 04/01/41	1,080	651,200

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
CSX Corp.
	5.200%, 11/15/33	3,000	$2,815,582
	6.000%, 10/01/36	50	49,255
	5.500%, 04/15/41	95	85,799
	4.750%, 05/30/42	58	47,521
CVS Health Corp.
	3.375%, 08/12/24	68	66,622
	4.875%, 07/20/35	633	546,556
	4.780%, 03/25/38	1,757	1,453,205
	6.125%, 09/15/39	680	633,617
	4.125%, 04/01/40	460	340,709
	2.700%, 08/21/40	239	144,729
DCP Midstream Operating, LP
#	8.125%, 08/16/30	100	109,049
Ω	6.750%, 09/15/37	617	609,944
Dell International LLC/EMC Corp.
#	5.750%, 02/01/33	400	378,226
Ω	3.375%, 12/15/41	1,881	1,211,731
Dell, Inc.
	6.500%, 04/15/38	187	178,391
DENTSPLY SIRONA, Inc.
	3.250%, 06/01/30	1,055	858,771
Devon Energy Corp.
	5.250%, 09/15/24	75	74,400
	7.950%, 04/15/32	1,000	1,081,103
	5.600%, 07/15/41	3,603	3,058,534
	4.750%, 05/15/42	1,836	1,399,768
DH Europe Finance II Sarl
	3.250%, 11/15/39	189	135,057
Dick’s Sporting Goods, Inc.
	3.150%, 01/15/32	2,102	1,586,279
Discover Bank
	2.450%, 09/12/24	1,507	1,449,577
	4.250%, 03/13/26	1,165	1,099,557
	3.450%, 07/27/26	688	622,702
	4.650%, 09/13/28	644	565,988
	2.700%, 02/06/30	1,107	834,512
Discover Financial Services
	3.950%, 11/06/24	843	819,973
	3.750%, 03/04/25	697	668,525
	4.100%, 02/09/27	1,197	1,074,458
Discovery Communications LLC
	3.900%, 11/15/24	464	451,450
	4.125%, 05/15/29	565	497,355
	3.625%, 05/15/30	100	83,285
	6.350%, 06/01/40	75	65,070
	4.875%, 04/01/43	150	106,586
Dollar General Corp.
#	5.450%, 07/05/33	150	136,980
Dominion Energy, Inc.
	7.000%, 06/15/38	75	75,099
	3.300%, 04/15/41	95	62,084
	4.900%, 08/01/41	696	555,871
	4.050%, 09/15/42	180	126,291

27

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Dow Chemical Co. (The)
#	6.300%, 03/15/33	420	$421,894
	4.250%, 10/01/34	1,186	1,000,000
	5.250%, 11/15/41	268	225,018
	4.375%, 11/15/42	150	111,420
Duke Energy Corp.
	2.450%, 06/01/30	262	208,789
	3.300%, 06/15/41	47	30,734
DuPont de Nemours, Inc.
	5.319%, 11/15/38	542	484,428
Duquesne Light Holdings, Inc.
Ω	3.616%, 08/01/27	200	177,618
Ω	2.532%, 10/01/30	1,563	1,184,253
Ω	2.775%, 01/07/32	1,050	757,179
DXC Technology Co.
	2.375%, 09/15/28	4,067	3,287,331
Eagle Materials, Inc.
	2.500%, 07/01/31	1,179	898,904
Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	2,136	2,059,317
	3.600%, 12/15/24	28	27,229
Eastman Chemical Co.
	3.800%, 03/15/25	124	119,891
	4.500%, 12/01/28	10	9,296
Eaton Corp.
	4.150%, 03/15/33	250	219,950
Eaton Vance Corp.
	3.500%, 04/06/27	10	9,239
eBay, Inc.
	6.300%, 11/22/32	575	573,103
Edison International
	3.550%, 11/15/24	1,169	1,135,683
	4.950%, 04/15/25	389	381,144
	4.700%, 08/15/25	172	167,113
	5.750%, 06/15/27	1,889	1,856,926
	4.125%, 03/15/28	1,558	1,417,207
	6.950%, 11/15/29	3,312	3,367,080
Elevance Health, Inc.
	3.500%, 08/15/24	4,294	4,209,838
	3.350%, 12/01/24	3,427	3,335,805
	2.375%, 01/15/25	1,651	1,584,143
	2.550%, 03/15/31	115	90,956
	4.100%, 05/15/32	74	64,210
	5.500%, 10/15/32	300	286,983
	5.950%, 12/15/34	558	543,465
	6.375%, 06/15/37	135	133,921
	4.625%, 05/15/42	1,181	946,929
	4.650%, 01/15/43	880	700,418
Emerson Electric Co.
	0.375%, 05/22/24	500	517,952
Energy Transfer, LP
	4.250%, 04/01/24	500	495,752
	4.500%, 04/15/24	110	109,149
	4.050%, 03/15/25	1,747	1,698,190

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	2.900%, 05/15/25	2,137	$2,035,699
	5.950%, 12/01/25	487	484,599
	4.750%, 01/15/26	2,072	2,010,572
	4.400%, 03/15/27	597	562,300
	5.500%, 06/01/27	454	442,799
	4.000%, 10/01/27	197	181,379
	4.950%, 05/15/28	887	838,731
	4.950%, 06/15/28	374	353,493
	5.250%, 04/15/29	900	854,164
	4.150%, 09/15/29	343	305,002
	8.250%, 11/15/29	911	985,563
	3.750%, 05/15/30	12	10,256
	5.750%, 02/15/33	39	36,561
	6.625%, 10/15/36	215	206,107
	5.800%, 06/15/38	111	96,941
	7.500%, 07/01/38	1,321	1,350,263
	6.050%, 06/01/41	4,774	4,142,985
	6.500%, 02/01/42	3,768	3,483,202
	6.100%, 02/15/42	856	748,317
Energy Transfer, LP/Regency Energy Finance Corp.
	4.500%, 11/01/23	75	75,000
Entergy Corp.
	2.800%, 06/15/30	1,000	811,748
Enterprise Products Operating LLC
	3.900%, 02/15/24	180	178,993
	6.650%, 10/15/34	256	265,379
	7.550%, 04/15/38	2,157	2,352,090
	6.125%, 10/15/39	456	441,487
	6.450%, 09/01/40	625	622,049
	5.950%, 02/01/41	180	170,669
	5.700%, 02/15/42	990	908,326
	4.850%, 08/15/42	200	167,197
EOG Resources, Inc.
	3.150%, 04/01/25	314	302,754
Equifax, Inc.
	3.100%, 05/15/30	150	123,141
	2.350%, 09/15/31	355	264,055
Equinix, Inc.
	2.625%, 11/18/24	180	173,799
	1.000%, 09/15/25	104	94,701
	2.150%, 07/15/30	205	157,413
	3.900%, 04/15/32	209	173,934
Equitable Holdings, Inc.
	7.000%, 04/01/28	37	37,874
	4.350%, 04/20/28	57	52,175
	5.594%, 01/11/33	75	69,059
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	1,650	1,614,181
Ω	4.900%, 05/01/33	1,744	1,587,411
Ω	5.625%, 03/15/42	50	44,986
ERP Operating, LP
	3.375%, 06/01/25	93	89,392

28

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Evernorth Health, Inc.
	3.500%, 06/15/24	200	$196,215
Eversource Energy
	3.150%, 01/15/25	35	33,848
Exelon Corp.
	4.950%, 06/15/35	100	86,648
Expedia Group, Inc.
	3.800%, 02/15/28	308	278,767
	3.250%, 02/15/30	1,857	1,537,802
Experian Finance PLC
	0.739%, 10/29/25, MTN	1,200	1,326,550
Ω	4.250%, 02/01/29	1,569	1,451,057
Ω	2.750%, 03/08/30	1,260	1,019,693
Extra Space Storage, LP
	2.350%, 03/15/32	400	293,166
Exxon Mobil Corp.
	3.176%, 03/15/24	750	743,144
	0.142%, 06/26/24	6,000	6,184,667
	2.995%, 08/16/39	198	137,806
#	4.227%, 03/19/40	2,562	2,079,132
FedEx Corp.
	3.900%, 02/01/35	123	99,038
	3.250%, 05/15/41	105	69,217
	4.100%, 04/15/43	504	362,957
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	490	478,906
Fidelity National Financial, Inc.
	4.500%, 08/15/28	40	36,783
	3.400%, 06/15/30	1,875	1,543,563
	2.450%, 03/15/31	1,732	1,299,440
Fidelity National Information Services, Inc.
	0.600%, 03/01/24	612	600,898
	3.100%, 03/01/41	362	228,402
Fifth Third BanCorp
#	2.375%, 01/28/25	350	332,442
First American Financial Corp.
	4.600%, 11/15/24	700	689,952
	4.000%, 05/15/30	1,442	1,202,681
	2.400%, 08/15/31	1,249	902,163
Flex, Ltd.
	4.750%, 06/15/25	250	243,427
	3.750%, 02/01/26	4,369	4,136,483
	6.000%, 01/15/28	759	751,323
	4.875%, 06/15/29	5,701	5,213,141
	4.875%, 05/12/30	3,394	3,080,216
Flowserve Corp.
	3.500%, 10/01/30	2,435	1,958,629
	2.800%, 01/15/32	1,958	1,442,851
FMC Corp.
	5.650%, 05/18/33	2,107	1,857,484
FMR LLC
Ω	7.570%, 06/15/29	380	401,046

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29	1,408	$1,198,975
	4.000%, 03/25/32	933	773,276
	5.875%, 06/01/33	556	518,467
Fox Corp.
	4.709%, 01/25/29	130	121,489
#	5.476%, 01/25/39	7,059	5,841,049
Franklin Resources, Inc.
	2.850%, 03/30/25	100	95,536
GATX Corp.
	4.350%, 02/15/24	97	96,440
	3.250%, 09/15/26	60	55,536
	4.550%, 11/07/28	71	65,598
	3.500%, 06/01/32	400	316,185
	4.900%, 03/15/33	10	8,798
	6.050%, 03/15/34	413	389,128
General Dynamics Corp.
	4.250%, 04/01/40	2,048	1,660,065
General Electric Co.
	6.150%, 08/07/37	74	71,203
	6.875%, 01/10/39	400	427,932
General Motors Co.
	4.000%, 04/01/25	180	174,495
	6.125%, 10/01/25	241	240,572
	4.200%, 10/01/27	157	145,397
#	5.000%, 10/01/28	751	708,060
	5.400%, 10/15/29	2,824	2,651,710
#	5.600%, 10/15/32	1,696	1,548,679
	5.000%, 04/01/35	200	166,433
#	6.600%, 04/01/36	1,577	1,482,965
	5.150%, 04/01/38	967	777,799
General Motors Financial Co., Inc.
	1.050%, 03/08/24	308	302,528
	1.200%, 10/15/24	316	300,967
	4.000%, 01/15/25	40	38,892
	2.900%, 02/26/25	503	480,260
	3.800%, 04/07/25	353	340,692
	4.350%, 04/09/25	382	371,416
	2.750%, 06/20/25	485	457,690
	4.300%, 07/13/25	369	356,362
	1.250%, 01/08/26	239	214,189
	5.250%, 03/01/26	182	177,378
	4.350%, 01/17/27	144	135,267
	5.000%, 04/09/27	154	147,250
	2.700%, 08/20/27	486	424,597
	2.400%, 04/10/28	703	592,652
	2.400%, 10/15/28	50	41,223
	5.650%, 01/17/29	311	298,507
	4.300%, 04/06/29	1,439	1,278,628
	3.600%, 06/21/30	1,393	1,149,449
	2.350%, 01/08/31	1,667	1,241,241
	2.700%, 06/10/31	1,414	1,063,364
	3.100%, 01/12/32	2,128	1,618,189
#	6.400%, 01/09/33	2,077	1,989,914

29

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Georgia Power Co.
	4.750%, 09/01/40	188	$152,655
	4.300%, 03/15/42	789	603,695
Georgia-Pacific LLC
Ω	0.625%, 05/15/24	3,383	3,287,672
Ω	3.600%, 03/01/25	435	422,532
Ω	1.750%, 09/30/25	463	429,306
	7.375%, 12/01/25	6	6,160
	8.875%, 05/15/31	708	824,550
Gilead Sciences, Inc.
	3.700%, 04/01/24	2,078	2,059,022
	3.500%, 02/01/25	872	847,346
	4.000%, 09/01/36	107	87,173
	2.600%, 10/01/40	560	350,247
	5.650%, 12/01/41	611	565,011
GlaxoSmithKline Capital PLC
#	3.000%, 06/01/24	420	413,396
GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38	200	208,172
Global Payments, Inc.
	1.500%, 11/15/24	1,847	1,757,430
	2.650%, 02/15/25	851	811,364
	4.800%, 04/01/26	359	346,768
	2.150%, 01/15/27	383	336,571
	4.450%, 06/01/28	725	667,487
	3.200%, 08/15/29	1,026	861,137
	2.900%, 05/15/30	564	451,766
	2.900%, 11/15/31	883	675,184
Goldman Sachs Group, Inc. (The)
#	4.000%, 03/03/24	3,677	3,653,162
	3.850%, 07/08/24, MTN	5,299	5,220,555
	2.125%, 09/30/24, MTN	750	778,702
	3.500%, 01/23/25	2,330	2,256,118
	3.375%, 03/27/25	904	946,043
	3.750%, 05/22/25	385	371,057
	4.250%, 01/29/26, MTN	3,000	3,514,474
	2.600%, 02/07/30	250	200,720
	6.125%, 02/15/33	1,287	1,278,056
#	6.250%, 02/01/41	4,120	3,988,660
Halliburton Co.
	4.850%, 11/15/35	2,888	2,541,046
	6.700%, 09/15/38	243	254,315
	7.450%, 09/15/39	584	636,874
	4.500%, 11/15/41	183	141,260
	4.750%, 08/01/43	266	210,751
Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27	5,583	4,932,584
Ω	6.500%, 03/10/28	3,555	3,480,952
Harley-Davidson, Inc.
	3.500%, 07/28/25	50	47,550
Hartford Financial Services Group, Inc. (The)
	6.625%, 03/30/40	50	48,831

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	6.100%, 10/01/41	86	$80,299
Hasbro, Inc.
#	3.500%, 09/15/27	25	22,771
	6.350%, 03/15/40	752	685,559
HCA, Inc.
	5.375%, 02/01/25	645	638,156
	7.690%, 06/15/25	340	347,147
	7.500%, 11/06/33	2,511	2,565,606
	4.375%, 03/15/42	250	180,171
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25	52	48,337
Ω	2.200%, 06/01/30	253	200,018
Healthcare Realty Holdings, LP
	3.875%, 05/01/25	101	95,371
	3.625%, 01/15/28	2,342	2,077,918
	3.100%, 02/15/30	153	124,490
	2.400%, 03/15/30	100	75,822
	2.000%, 03/15/31	261	190,255
Hess Corp.
	7.875%, 10/01/29	210	230,660
	7.300%, 08/15/31	410	442,540
	7.125%, 03/15/33	420	452,034
#	6.000%, 01/15/40	1,801	1,739,991
	5.600%, 02/15/41	1,200	1,114,216
Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	104	102,057
	5.900%, 10/01/24	250	249,549
Home Depot, Inc. (The)
	5.875%, 12/16/36	99	98,041
	5.400%, 09/15/40	1,710	1,563,263
	5.950%, 04/01/41	1,308	1,268,339
	4.200%, 04/01/43	80	62,125
Host Hotels & Resorts, LP
	3.875%, 04/01/24	320	316,298
	4.000%, 06/15/25	638	612,331
	4.500%, 02/01/26	50	47,830
	3.375%, 12/15/29	6,284	5,178,121
	2.900%, 12/15/31	295	220,208
HP, Inc.
	2.650%, 06/17/31	1,376	1,050,103
#	6.000%, 09/15/41	1,684	1,525,016
Humana, Inc.
	3.850%, 10/01/24	67	65,692
Huntington Bancshares, Inc.
	2.625%, 08/06/24	50	48,434
	4.000%, 05/15/25	50	47,907
	2.550%, 02/04/30	1,925	1,481,484
Huntsman International LLC
	4.500%, 05/01/29	1,085	970,462
	2.950%, 06/15/31	1,284	974,734
Hyatt Hotels Corp.
	4.375%, 09/15/28	10	9,155

30

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Illinois Tool Works, Inc.
	3.500%, 03/01/24	324	$321,566
Illumina, Inc.
	2.550%, 03/23/31	517	393,649
Intel Corp.
	2.875%, 05/11/24	50	49,261
#	4.000%, 12/15/32	50	43,602
	5.200%, 02/10/33	870	821,341
	4.600%, 03/25/40	4,235	3,545,615
	2.800%, 08/12/41	135	84,505
	4.800%, 10/01/41	1,843	1,528,335
	5.625%, 02/10/43	2,498	2,287,301
Intercontinental Exchange, Inc.
	2.100%, 06/15/30	4,712	3,696,636
International Business Machines Corp.
	3.625%, 02/12/24	2,480	2,464,981
	3.000%, 05/15/24	2,550	2,512,824
	3.500%, 05/15/29	113	100,703
	4.400%, 07/27/32	125	112,130
	4.150%, 05/15/39	3,789	2,974,513
	5.600%, 11/30/39	2,131	1,965,797
	2.850%, 05/15/40	1,345	861,636
#	4.000%, 06/20/42	1,043	775,541
International Flavors & Fragrances, Inc.
	4.450%, 09/26/28	122	111,577
Ω	3.268%, 11/15/40	1,666	1,013,150
Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24	1,421	1,405,541
	4.650%, 10/01/28	68	63,339
	2.400%, 03/01/31	30	23,101
	3.375%, 03/01/41	104	65,911
Interstate Power and Light Co.
	3.250%, 12/01/24	1,150	1,117,089
	4.100%, 09/26/28	192	177,843
	2.300%, 06/01/30	45	35,381
Invitation Homes Operating Partnership, LP
	2.300%, 11/15/28	230	190,293
	4.150%, 04/15/32	346	288,633
	2.700%, 01/15/34	40	28,341
J M Smucker Co. (The)
	4.250%, 03/15/35	325	264,947
Jabil, Inc.
	1.700%, 04/15/26	955	860,775
	4.250%, 05/15/27	896	840,812
	3.950%, 01/12/28	701	639,201
	3.600%, 01/15/30	1,364	1,158,530
	3.000%, 01/15/31	1,028	814,387
Jackson Financial, Inc.
	1.125%, 11/22/23	282	281,196
	3.125%, 11/23/31	3,014	2,249,491
	5.670%, 06/08/32	100	91,978

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Jacobs Engineering Group, Inc.
	5.900%, 03/01/33	1,799	$1,666,205
Janus Henderson US Holdings, Inc.
	4.875%, 08/01/25	175	170,770
Jefferies Financial Group, Inc.
	4.850%, 01/15/27	308	292,716
	5.875%, 07/21/28	650	627,449
#	4.150%, 01/23/30	5,576	4,757,858
	2.625%, 10/15/31	4,311	3,178,311
	2.750%, 10/15/32	1,135	821,925
	6.250%, 01/15/36	2,256	2,139,144
John Deere Capital Corp.
	3.450%, 01/10/24, MTN	660	656,891
John Deere Cash Management SARL
	1.375%, 04/02/24, MTN	1,000	1,044,872
Johnson & Johnson
	5.950%, 08/15/37	72	73,921
	4.500%, 09/01/40	850	732,511
JPMorgan Chase & Co.
	3.875%, 02/01/24	32	31,843
	3.625%, 05/13/24	1,595	1,575,080
	3.300%, 04/01/26	459	432,530
	6.400%, 05/15/38	2,452	2,476,669
	5.500%, 10/15/40	1,002	912,820
	5.600%, 07/15/41	2,273	2,091,131
	5.400%, 01/06/42	1,263	1,137,208
Juniper Networks, Inc.
	3.750%, 08/15/29	429	376,570
	2.000%, 12/10/30	1,161	852,961
Kemper Corp.
	4.350%, 02/15/25	147	142,096
	2.400%, 09/30/30	413	299,787
	3.800%, 02/23/32	980	744,780
Kimberly-Clark Corp.
	5.300%, 03/01/41	249	227,957
Kimco Realty OP LLC
	3.300%, 02/01/25	669	644,661
	1.900%, 03/01/28	115	95,548
	2.700%, 10/01/30	213	167,652
	2.250%, 12/01/31	106	77,558
Kinder Morgan Energy Partners, LP
	4.250%, 09/01/24	221	217,424
	7.400%, 03/15/31	75	77,522
	7.750%, 03/15/32	380	397,599
	7.300%, 08/15/33	1,572	1,614,630
	5.800%, 03/15/35	133	121,876
	6.500%, 02/01/37	824	778,804
	6.950%, 01/15/38, MTN	3,287	3,258,532
	6.500%, 09/01/39	50	46,375
	6.550%, 09/15/40	2,286	2,119,223
	6.375%, 03/01/41	1,032	940,294
	5.625%, 09/01/41	153	126,584
	5.000%, 08/15/42	1,442	1,126,641

31

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	5.000%, 03/01/43	2,507	$1,937,242
Kinder Morgan, Inc.
	7.800%, 08/01/31, MTN	3,210	3,394,954
	7.750%, 01/15/32, MTN	3,078	3,266,834
	4.800%, 02/01/33	50	43,723
	5.200%, 06/01/33	50	45,061
	5.300%, 12/01/34	335	296,443
Kraft Heinz Foods Co.
	5.000%, 07/15/35	670	595,628
	6.875%, 01/26/39	734	741,730
Ω	7.125%, 08/01/39	1,780	1,817,824
	4.625%, 10/01/39	332	267,504
	6.500%, 02/09/40	3,779	3,677,270
	5.000%, 06/04/42	637	525,011
Kroger Co. (The)
	6.900%, 04/15/38	35	35,615
L3Harris Technologies, Inc.
	4.854%, 04/27/35	75	65,594
Laboratory Corp. of America Holdings
	3.250%, 09/01/24	693	677,460
	2.300%, 12/01/24	5	4,804
	3.600%, 02/01/25	49	47,582
	2.950%, 12/01/29	25	21,098
Lazard Group LLC
	3.750%, 02/13/25	404	390,943
	3.625%, 03/01/27	71	64,215
	4.500%, 09/19/28	2,710	2,495,314
	4.375%, 03/11/29	559	507,463
Lear Corp.
	3.800%, 09/15/27	388	355,436
	4.250%, 05/15/29	1,464	1,308,913
	3.500%, 05/30/30	1,207	998,718
	2.600%, 01/15/32	370	272,782
Leggett & Platt, Inc.
	3.500%, 11/15/27	100	89,956
Lennar Corp.
	4.500%, 04/30/24	280	277,764
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	3,224	2,990,376
Ω	6.500%, 03/15/35	940	882,538
Liberty Utilities Finance GP 1
Ω	2.050%, 09/15/30	986	742,856
Lincoln National Corp.
	3.350%, 03/09/25	46	44,228
#	3.800%, 03/01/28	729	649,745
#	3.050%, 01/15/30	3,039	2,400,786
#	3.400%, 01/15/31	2,934	2,291,708
	3.400%, 03/01/32	1,057	792,295
	7.000%, 06/15/40	3,308	3,124,274
Lockheed Martin Corp.
	6.150%, 09/01/36	316	321,625
	4.070%, 12/15/42	164	127,077

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Loews Corp.
	6.000%, 02/01/35	100	$98,471
	4.125%, 05/15/43	250	186,205
Lowe’s Cos., Inc.
	5.000%, 04/15/40	100	83,518
LYB International Finance III LLC
	1.250%, 10/01/25	130	118,597
	3.375%, 10/01/40	2,412	1,562,498
LyondellBasell Industries NV
	5.750%, 04/15/24	415	414,100
Marathon Petroleum Corp.
	3.625%, 09/15/24	900	880,149
	4.700%, 05/01/25	745	729,476
	3.800%, 04/01/28	25	22,809
	6.500%, 03/01/41	820	778,251
Marriott International, Inc.
	3.750%, 03/15/25	25	24,246
	4.000%, 04/15/28	504	463,128
	2.750%, 10/15/33	248	181,613
Mars, Inc.
Ω	1.625%, 07/16/32	175	125,083
Ω	3.600%, 04/01/34	420	344,124
Marsh & McLennan Cos., Inc.
	3.875%, 03/15/24	400	396,941
	3.500%, 06/03/24	1,266	1,247,643
	3.500%, 03/10/25	159	154,123
	5.750%, 11/01/32	200	194,999
	4.750%, 03/15/39	1,520	1,293,200
Mastercard, Inc.
	3.375%, 04/01/24	1,995	1,975,997
McDonald’s Corp.
	6.300%, 10/15/37	147	148,562
	6.300%, 03/01/38	5	5,042
	5.700%, 02/01/39, MTN	64	60,244
	3.700%, 02/15/42, MTN	55	39,184
Medtronic, Inc.
	4.375%, 03/15/35	760	664,886
Merck Sharp & Dohme Corp.
	6.400%, 03/01/28	40	41,296
Meta Platforms, Inc.
	4.950%, 05/15/33	300	281,230
MetLife, Inc.
	3.600%, 04/10/24	1,409	1,394,576
#	6.500%, 12/15/32	1,700	1,738,921
	5.375%, 07/15/33	360	336,641
	5.700%, 06/15/35	192	182,223
	5.875%, 02/06/41	937	875,853
	4.125%, 08/13/42	438	326,098
Micron Technology, Inc.
	4.975%, 02/06/26	234	228,039
	4.185%, 02/15/27	77	72,081
	5.327%, 02/06/29	1,573	1,494,552
	6.750%, 11/01/29	2,816	2,829,689
	4.663%, 02/15/30	2,343	2,099,615

32

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	2.703%, 04/15/32	1,853	$1,375,744
	5.875%, 02/09/33	295	274,431
	5.875%, 09/15/33	3,240	2,991,224
	3.366%, 11/01/41	1,719	1,083,330
Mississippi Power Co.
	4.250%, 03/15/42	648	475,976
Mohawk Industries, Inc.
#	3.625%, 05/15/30	750	643,373
Molson Coors Beverage Co.
	5.000%, 05/01/42	2,436	1,993,282
Morgan Stanley
	3.875%, 04/29/24	5,614	5,560,574
	3.700%, 10/23/24	1,217	1,189,589
	1.750%, 01/30/25, MTN	1,500	1,536,356
	4.000%, 07/23/25	906	876,832
	3.875%, 01/27/26	352	335,749
	3.125%, 07/27/26, MTN	389	359,883
	6.250%, 08/09/26, MTN	1,009	1,011,094
	3.625%, 01/20/27	605	562,289
	7.250%, 04/01/32	2,656	2,834,281
	6.375%, 07/24/42	3,711	3,678,276
Mosaic Co. (The)
	4.250%, 11/15/23	164	163,886
	5.450%, 11/15/33	770	703,716
Motorola Solutions, Inc.
	4.000%, 09/01/24	105	103,158
	2.300%, 11/15/30	1,972	1,507,261
	2.750%, 05/24/31	2,781	2,155,869
	5.600%, 06/01/32	1,853	1,736,328
MPLX, LP
	4.875%, 12/01/24	158	155,867
	4.000%, 02/15/25	880	856,953
	4.875%, 06/01/25	129	126,461
	1.750%, 03/01/26	907	822,924
	4.125%, 03/01/27	178	167,166
	4.250%, 12/01/27	124	115,347
	4.000%, 03/15/28	653	598,222
#	4.800%, 02/15/29	359	335,802
	4.500%, 04/15/38	1,045	814,112
Mylan, Inc.
	4.550%, 04/15/28	3,729	3,394,170
National Fuel Gas Co.
	5.200%, 07/15/25	216	212,244
	2.950%, 03/01/31	5,499	4,180,139
National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	100	98,478
	1.000%, 10/18/24, MTN	2,242	2,141,667
	1.875%, 02/07/25, MTN	123	117,040
	8.000%, 03/01/32	980	1,083,306
National Securities Clearing Corp.
Ω	1.500%, 04/23/25	1,096	1,032,599
Ω	0.750%, 12/07/25	400	361,636

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Nestle Holdings, Inc.
Ω	0.375%, 01/15/24	1,736	$1,717,084
Ω	3.900%, 09/24/38	13,000	10,479,885
NewMarket Corp.
	2.700%, 03/18/31	2,860	2,195,788
Newmont Corp.
	2.250%, 10/01/30	51	39,855
	6.250%, 10/01/39	105	101,409
NextEra Energy Capital Holdings, Inc.
	4.255%, 09/01/24	206	202,679
NNN REIT, Inc.
	3.500%, 10/15/27	235	213,126
Northrop Grumman Corp.
	5.150%, 05/01/40	158	138,465
Nucor Corp.
	2.000%, 06/01/25	251	236,218
	4.300%, 05/23/27	93	88,773
	3.950%, 05/01/28	115	106,996
	3.125%, 04/01/32	275	222,167
	6.400%, 12/01/37	189	189,440
Nuveen Finance LLC
Ω	4.125%, 11/01/24	1,127	1,099,644
NVIDIA Corp.
	3.500%, 04/01/40	326	244,055
ONEOK Partners, LP
	6.125%, 02/01/41	1,143	1,032,881
ONEOK, Inc.
	2.750%, 09/01/24	451	438,317
	2.200%, 09/15/25	191	177,988
	5.850%, 01/15/26	237	236,765
	4.000%, 07/13/27	212	197,074
	4.550%, 07/15/28	327	304,857
	4.350%, 03/15/29	2,103	1,910,922
	3.400%, 09/01/29	734	628,057
	3.100%, 03/15/30	48	39,598
	6.350%, 01/15/31	3,456	3,408,975
	6.100%, 11/15/32	395	380,640
Oracle Corp.
	2.500%, 04/01/25	353	336,742
	2.950%, 05/15/25	113	108,154
	1.650%, 03/25/26	40	36,280
	3.250%, 11/15/27	37	33,498
	2.950%, 04/01/30	582	482,364
	3.250%, 05/15/30	206	173,275
	2.875%, 03/25/31	777	622,812
	6.250%, 11/09/32	414	410,118
	4.300%, 07/08/34	400	333,412
	3.900%, 05/15/35	2,622	2,065,144
	3.850%, 07/15/36	364	277,622
	3.800%, 11/15/37	1,703	1,253,187
	6.500%, 04/15/38	743	724,985
	6.125%, 07/08/39	661	617,667
	3.600%, 04/01/40	1,160	796,516

33

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	5.375%, 07/15/40	3,370	$2,867,944
	3.650%, 03/25/41	495	337,077
Ovintiv, Inc.
	5.375%, 01/01/26	2,458	2,415,577
	8.125%, 09/15/30	2,175	2,323,405
	7.200%, 11/01/31	1,519	1,531,723
	7.375%, 11/01/31	1,496	1,534,158
	6.500%, 08/15/34	4,112	3,933,677
	6.625%, 08/15/37	521	488,132
	6.500%, 02/01/38	293	271,445
Owens Corning
	4.200%, 12/01/24	18	17,625
	3.950%, 08/15/29	215	190,639
	3.875%, 06/01/30	281	242,415
Parker-Hannifin Corp.
	3.250%, 06/14/29	7	6,150
	6.250%, 05/15/38, MTN	34	32,958
PayPal Holdings, Inc.
	2.400%, 10/01/24	50	48,487
Penske Truck Leasing Co., LP/PTL Finance Corp.
Ω	3.450%, 07/01/24	1,582	1,554,912
Ω	2.700%, 11/01/24	1,353	1,305,730
Ω	3.950%, 03/10/25	1,877	1,817,419
Ω	4.000%, 07/15/25	1,965	1,890,658
Ω	1.200%, 11/15/25	338	305,090
Ω	4.450%, 01/29/26	529	505,917
Ω	3.350%, 11/01/29	310	259,074
Ω	6.200%, 06/15/30	475	463,430
PepsiCo, Inc.
	4.875%, 11/01/40	200	176,875
Pfizer, Inc.
	7.200%, 03/15/39	3,756	4,139,851
	5.600%, 09/15/40	369	346,507
Philip Morris International, Inc.
	2.875%, 05/01/24	1,111	1,094,690
	0.625%, 11/08/24	500	509,938
	3.250%, 11/10/24	221	215,246
	3.125%, 08/17/27	314	287,209
#	3.125%, 03/02/28	299	267,749
	5.625%, 11/17/29	123	120,368
	5.125%, 02/15/30	1,374	1,294,392
	5.750%, 11/17/32	2,173	2,076,082
	5.375%, 02/15/33	2,164	1,999,313
	5.625%, 09/07/33	3,812	3,578,713
	6.375%, 05/16/38	4,495	4,449,367
	4.375%, 11/15/41	8,183	6,152,478
	4.500%, 03/20/42	3,684	2,818,042
	3.875%, 08/21/42	3,677	2,580,135
	4.125%, 03/04/43	3,617	2,592,071
Phillips 66
	3.850%, 04/09/25	335	325,545
#	3.900%, 03/15/28	684	633,907
	4.650%, 11/15/34	3,001	2,609,564

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	5.875%, 05/01/42	766	$714,759
Plains All American Pipeline, LP/PAA Finance Corp.
	3.600%, 11/01/24	1,782	1,737,742
	4.650%, 10/15/25	230	222,785
	4.500%, 12/15/26	10	9,530
	3.800%, 09/15/30	1,086	915,164
	6.650%, 01/15/37	975	921,803
	5.150%, 06/01/42	255	193,378
	4.300%, 01/31/43	1,956	1,324,757
PNC Bank NA
	3.300%, 10/30/24	2,098	2,043,742
PNC Financial Services Group, Inc. (The)
	2.200%, 11/01/24	1,318	1,267,187
	3.450%, 04/23/29	1,350	1,165,986
	2.550%, 01/22/30	1,467	1,165,417
PPG Industries, Inc.
	2.400%, 08/15/24	125	121,460
	1.200%, 03/15/26	131	117,540
Precision Castparts Corp.
	3.250%, 06/15/25	31	29,926
	3.900%, 01/15/43	645	478,921
Primerica, Inc.
	2.800%, 11/19/31	413	318,449
Principal Financial Group, Inc.
	3.400%, 05/15/25	64	61,450
	3.100%, 11/15/26	600	553,214
	3.700%, 05/15/29	458	406,926
	6.050%, 10/15/36	440	421,754
Procter & Gamble Co. (The)
	3.550%, 03/25/40	106	81,651
Progress Energy, Inc.
	7.750%, 03/01/31	838	894,887
	7.000%, 10/30/31	183	191,410
#	6.000%, 12/01/39	3,935	3,653,371
Progressive Corp. (The)
	6.250%, 12/01/32	737	744,712
Prologis, LP
	2.125%, 04/15/27	44	39,033
	4.625%, 01/15/33	200	179,189
Prudential Financial, Inc.
	5.700%, 12/14/36, MTN	386	370,594
	6.625%, 12/01/37, MTN	1,270	1,298,610
	3.000%, 03/10/40	50	33,180
	6.625%, 06/21/40, MTN	554	555,676
	6.200%, 11/15/40, MTN	110	101,917
Public Service Enterprise Group, Inc.
	2.875%, 06/15/24	50	48,991
Public Storage Operating Co.
	2.300%, 05/01/31	145	112,549
	2.250%, 11/09/31	424	323,366
PulteGroup, Inc.
#	5.000%, 01/15/27	151	146,742

34

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	7.875%, 06/15/32	1,846	$1,980,582
	6.375%, 05/15/33	1,028	999,652
	6.000%, 02/15/35	829	771,353
PVH Corp.
	4.625%, 07/10/25	7,043	6,757,035
Quanta Services, Inc.
	2.900%, 10/01/30	640	503,962
	2.350%, 01/15/32	194	139,653
	3.050%, 10/01/41	365	218,792
Quest Diagnostics, Inc.
	4.250%, 04/01/24	57	56,592
Raymond James Financial, Inc.
	4.650%, 04/01/30	7,327	6,791,231
Rayonier, LP
	2.750%, 05/17/31	1,261	963,299
Realty Income Corp.
	4.600%, 02/06/24	400	398,273
	3.875%, 07/15/24	412	406,179
	0.750%, 03/15/26	75	66,370
	4.875%, 06/01/26	1,123	1,093,642
	3.950%, 08/15/27	35	32,499
	2.200%, 06/15/28	100	84,325
	3.100%, 12/15/29	265	223,766
	4.850%, 03/15/30	680	628,063
#	3.250%, 01/15/31	1,789	1,465,938
	5.625%, 10/13/32	5,576	5,262,731
	4.900%, 07/15/33	2,765	2,457,685
	5.875%, 03/15/35	420	393,025
Reinsurance Group of America, Inc.
	3.150%, 06/15/30	631	511,653
	6.000%, 09/15/33	450	423,257
Republic Services, Inc.
	6.200%, 03/01/40	152	148,105
Revvity, Inc.
	1.900%, 09/15/28	162	132,803
	3.300%, 09/15/29	25	21,295
	2.550%, 03/15/31	747	575,470
Ross Stores, Inc.
	3.375%, 09/15/24	225	220,073
	4.600%, 04/15/25	219	214,882
	1.875%, 04/15/31	154	114,302
Royalty Pharma PLC
	1.200%, 09/02/25	323	294,529
	1.750%, 09/02/27	399	339,741
	2.200%, 09/02/30	225	171,730
	2.150%, 09/02/31	362	265,803
	3.300%, 09/02/40	5,570	3,519,744
RTX Corp.
	3.700%, 12/15/23	497	495,689
	3.200%, 03/15/24	722	714,563
	3.150%, 12/15/24	75	72,702
	3.500%, 03/15/27	46	42,533
	5.400%, 05/01/35	200	185,190
	6.125%, 07/15/38	877	838,901

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	4.450%, 11/16/38	240	$191,385
	4.875%, 10/15/40	110	90,250
	4.500%, 06/01/42	1,356	1,052,231
Ryder System, Inc.
	3.650%, 03/18/24, MTN	536	531,087
	2.500%, 09/01/24, MTN	100	97,031
	3.350%, 09/01/25, MTN	202	192,992
	2.900%, 12/01/26	69	62,836
Salesforce, Inc.
	2.700%, 07/15/41	87	55,946
Schlumberger Holdings Corp.
Ω	3.750%, 05/01/24	2,805	2,775,660
Ω	3.900%, 05/17/28	309	284,805
Ω	4.300%, 05/01/29	993	918,391
	4.300%, 05/01/29	50	46,243
Sempra
	3.700%, 04/01/29	100	88,634
	3.800%, 02/01/38	54	40,267
	6.000%, 10/15/39	2,053	1,877,773
Simon Property Group, LP
	2.000%, 09/13/24	1,269	1,225,363
#	3.375%, 10/01/24	1,601	1,562,638
	3.500%, 09/01/25	1,612	1,544,279
	3.300%, 01/15/26	1,678	1,586,868
#	1.375%, 01/15/27	1,245	1,079,794
	3.375%, 12/01/27	251	227,339
	2.450%, 09/13/29	380	310,218
	2.650%, 07/15/30	422	340,213
	2.200%, 02/01/31	4,380	3,314,116
	2.250%, 01/15/32	2,053	1,505,444
	2.650%, 02/01/32	250	190,149
	5.500%, 03/08/33	2,565	2,383,607
	6.750%, 02/01/40	811	796,563
	4.750%, 03/15/42	881	678,423
Southern California Edison Co.
	6.650%, 04/01/29	2,090	2,114,561
Southern Co. (The)
	4.250%, 07/01/36	75	60,779
Southwest Airlines Co.
	5.250%, 05/04/25	125	123,267
Southwest Gas Corp.
	2.200%, 06/15/30	1,153	893,124
	4.050%, 03/15/32	2,072	1,754,811
Southwestern Electric Power Co.
	5.300%, 04/01/33	82	75,525
	6.200%, 03/15/40	314	291,503
Spirit Realty, LP
	3.200%, 01/15/27	4,417	3,997,600
	2.100%, 03/15/28	2,428	2,023,780
	4.000%, 07/15/29	4,308	3,755,594
	3.400%, 01/15/30	5,559	4,576,271
#	3.200%, 02/15/31	2,998	2,360,389
	2.700%, 02/15/32	792	586,527

35

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	2,318	$1,821,275
	5.200%, 09/01/40	586	494,097
	Steel Dynamics, Inc.
	2.800%, 12/15/24	150	144,490
	Stellantis Finance US, Inc.
#Ω	5.625%, 01/12/28	2,660	2,615,301
Ω	2.691%, 09/15/31	899	679,943
	2.691%, 09/15/31	760	574,813
#Ω	6.375%, 09/12/32	6,870	6,620,873
	6.375%, 09/12/32	951	916,514
	Sutter Health
	3.161%, 08/15/40	90	60,527
	Tapestry, Inc.
	3.050%, 03/15/32	3,170	2,274,418
	Targa Resources Corp.
	4.200%, 02/01/33	887	735,201
	6.125%, 03/15/33	525	502,815
	Target Corp.
	3.500%, 07/01/24	350	344,810
	Tennessee Valley Authority
	6.750%, 11/01/25	437	448,772
	2.875%, 02/01/27	239	223,615
	7.125%, 05/01/30	110	121,509
	5.500%, 06/15/38	83	82,971
	5.250%, 09/15/39	1,598	1,504,994
	3.500%, 12/15/42	285	211,233
	Texas Instruments, Inc.
	3.875%, 03/15/39	1,120	890,228
	Textron, Inc.
	2.450%, 03/15/31	101	78,768
	Thermo Fisher Scientific, Inc.
	2.800%, 10/15/41	20	12,743
	Timken Co. (The)
	4.125%, 04/01/32	295	246,291
	TJX Cos., Inc. (The)
	3.875%, 04/15/30	90	80,978
	Transcontinental Gas Pipe Line Co. LLC
	7.850%, 02/01/26	396	408,855
	4.450%, 08/01/42	68	51,292
	Travelers Cos., Inc. (The)
	6.250%, 06/15/37, MTN	275	278,382
	5.350%, 11/01/40	57	51,833
	Trimble, Inc.
	4.750%, 12/01/24	50	49,225
	6.100%, 03/15/33	100	95,453
	Truist Bank
	3.200%, 04/01/24	64	63,240
	2.150%, 12/06/24	400	381,963
	1.500%, 03/10/25	748	699,870
	Truist Financial Corp.
	3.750%, 12/06/23, MTN	200	199,404
	2.500%, 08/01/24, MTN	425	413,287

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
2.850%, 10/26/24, MTN	160	$154,516
4.000%, 05/01/25	355	341,101
3.700%, 06/05/25, MTN	144	138,163
1.200%, 08/05/25, MTN	117	106,809
TWDC Enterprises 18 Corp.
7.000%, 03/01/32	181	193,117
4.375%, 08/16/41	175	137,322
4.125%, 12/01/41	146	111,325
UDR, Inc.
3.000%, 08/15/31	100	79,204
Union Pacific Corp.
# 3.150%, 03/01/24	50	49,566
3.750%, 03/15/24	400	396,807
4.375%, 09/10/38	480	390,221
3.550%, 08/15/39, MTN	1,346	990,965
3.375%, 02/14/42	370	258,658
United Parcel Service, Inc.
5.200%, 04/01/40	325	295,153
UnitedHealth Group, Inc.
3.500%, 02/15/24	102	101,284
4.625%, 07/15/35	146	129,796
6.500%, 06/15/37	1,450	1,502,127
6.875%, 02/15/38	3,665	3,930,027
3.500%, 08/15/39	1,966	1,443,634
2.750%, 05/15/40	260	168,329
4.625%, 11/15/41	2,229	1,830,860
3.950%, 10/15/42	926	690,474
Unum Group
3.875%, 11/05/25	33	31,455
4.000%, 06/15/29	80	71,274
5.750%, 08/15/42	80	66,319
US BanCorp
3.700%, 01/30/24, MTN	100	99,459
1.375%, 07/22/30	500	355,258
US Bank NA
2.800%, 01/27/25	2,055	1,971,580
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	1,165	1,091,242
Valero Energy Corp.
7.500%, 04/15/32	410	435,051
6.625%, 06/15/37	651	639,259
Ventas Realty, LP
2.650%, 01/15/25	15	14,348
3.500%, 02/01/25	661	636,921
4.125%, 01/15/26	114	108,942
4.750%, 11/15/30	17	15,202
VeriSign, Inc.
5.250%, 04/01/25	95	93,872
2.700%, 06/15/31	536	413,932
Verizon Communications, Inc.
0.750%, 03/22/24	165	161,750
4.400%, 11/01/34	607	513,875
4.812%, 03/15/39	347	287,565
2.650%, 11/20/40	640	386,865

36

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.400%, 03/22/41	772	$520,950
2.850%, 09/03/41	322	198,869
VF Corp.
2.400%, 04/23/25	562	529,191
# 2.950%, 04/23/30	2,456	1,923,561
Viatris, Inc.
1.650%, 06/22/25	837	777,399
2.300%, 06/22/27	1,397	1,197,661
2.700%, 06/22/30	2,383	1,830,196
3.850%, 06/22/40	698	434,429
Virginia Electric and Power Co.
6.000%, 01/15/36	500	481,674
8.875%, 11/15/38	70	84,368
VMware, Inc.
1.400%, 08/15/26	340	299,496
Walgreens Boots Alliance, Inc.
# 3.800%, 11/18/24	680	660,635
3.450%, 06/01/26	304	277,068
# 3.200%, 04/15/30	1,458	1,135,376
Walt Disney Co. (The)
# 3.700%, 09/15/24	53	52,121
6.200%, 12/15/34	100	101,454
6.400%, 12/15/35	272	276,944
6.650%, 11/15/37	905	941,746
4.625%, 03/23/40	790	664,057
3.500%, 05/13/40	1,304	937,372
6.150%, 02/15/41	418	405,077
Warnermedia Holdings, Inc.
4.054%, 03/15/29	135	119,457
4.279%, 03/15/32	2,845	2,358,833
5.050%, 03/15/42	3,630	2,688,845
Wells Fargo & Co.
# 3.300%, 09/09/24, MTN	4,033	3,937,919
3.000%, 02/19/25	2,067	1,988,267
1.625%, 06/02/25, MTN	3,000	3,041,331
3.550%, 09/29/25, MTN	571	545,193
3.000%, 04/22/26	2,452	2,278,227
3.000%, 10/23/26	674	617,425
1.375%, 10/26/26, MTN	3,000	2,905,979
4.150%, 01/24/29	531	482,294
5.375%, 02/07/35	110	100,579
Welltower OP LLC
4.000%, 06/01/25	76	73,460
4.125%, 03/15/29	350	315,936
3.100%, 01/15/30	178	147,795
2.750%, 01/15/31	121	94,987
2.800%, 06/01/31	529	414,208
3.850%, 06/15/32	296	245,635
6.500%, 03/15/41	509	482,560
Western Union Co. (The)
2.750%, 03/15/31	2,993	2,274,267
# 6.200%, 11/17/36	2,991	2,816,906
6.200%, 06/21/40	681	612,052

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Westlake Corp.
2.875%, 08/15/41	48	$28,204
WestRock MWV LLC
7.950%, 02/15/31	108	116,514
Weyerhaeuser Co.
7.375%, 03/15/32	1,124	1,185,732
Whirlpool Corp.
# 4.750%, 02/26/29	100	93,360
Williams Cos., Inc. (The)
4.500%, 11/15/23	50	49,972
4.550%, 06/24/24	210	207,821
3.900%, 01/15/25	248	241,493
4.000%, 09/15/25	121	116,337
7.500%, 01/15/31	1,424	1,478,195
2.600%, 03/15/31	186	145,022
7.750%, 06/15/31	270	281,583
6.300%, 04/15/40	1,916	1,808,994
Willis North America, Inc.
3.600%, 05/15/24	400	394,330
4.500%, 09/15/28	437	406,218
2.950%, 09/15/29	40	33,537
WP Carey, Inc.
3.850%, 07/15/29	10	8,730
2.400%, 02/01/31	144	109,210
2.450%, 02/01/32	100	73,540
WRKCo, Inc.
3.000%, 09/15/24	55	53,570
4.000%, 03/15/28	1,028	944,463
3.900%, 06/01/28	323	293,374
4.900%, 03/15/29	301	284,708
4.200%, 06/01/32	344	299,991
3.000%, 06/15/33	761	581,396
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	71	68,591
Zoetis, Inc.
4.700%, 02/01/43	228	187,214

TOTAL UNITED STATES		1,042,652,686

TOTAL BONDS		2,015,829,313

U.S. TREASURY OBLIGATIONS — (31.7%)
U.S. Treasury Bills
5.360%, 11/09/23	7,187	7,178,542
5.370%, 12/28/23	438	434,311
5.380%, 01/04/24	1,399	1,385,818
5.380%, 01/11/24	734	726,331
5.410%, 01/18/24	921	910,399
5.430%, 01/25/24	1,711	1,689,562
U.S. Treasury Bonds
6.125%, 08/15/29	12,000	12,727,500
1.125%, 08/15/40	61,506	33,210,730
1.750%, 08/15/41	53,587	31,815,248
2.000%, 11/15/41	4,690	2,903,037

37

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
U.S. Treasury Bonds
3.875%, 05/15/43	63,000	$52,319,531
3.625%, 08/15/43	25,000	19,943,360
4.375%, 08/15/43	16,000	14,270,000
U.S. Treasury Notes
2.125%, 11/30/23	1,272	1,268,680
0.500%, 11/30/23	28,071	27,962,450
2.875%, 11/30/23	515	513,954
0.125%, 12/15/23	1,883	1,871,077
0.750%, 12/31/23	54,559	54,140,900
0.125%, 01/15/24	3,462	3,425,081
0.875%, 01/31/24	47,065	46,539,294
2.500%, 01/31/24	2,122	2,106,765
2.750%, 02/15/24	6,683	6,631,087
1.500%, 02/29/24	17,351	17,127,631
0.250%, 03/15/24	26,246	25,748,565
2.250%, 03/31/24	43,947	43,368,775
0.375%, 04/15/24	90,259	88,214,167
2.500%, 04/30/24	45,960	45,283,167
2.250%, 04/30/24	20,000	19,680,469
2.000%, 04/30/24	10,656	10,473,070
0.250%, 05/15/24	25,895	25,174,795
2.500%, 05/31/24	20,997	20,634,474
0.250%, 06/15/24	30,814	29,831,804
2.000%, 06/30/24	20,000	19,543,750
3.000%, 06/30/24	6,131	6,030,413
3.000%, 07/31/24	1,652	1,621,864
3.250%, 08/31/24	10,935	10,735,816
0.625%, 10/15/24	237	226,428
2.000%, 02/15/25	2	1,918
1.750%, 03/15/25	92	87,734
0.375%, 11/30/25	10,116	9,190,848
0.375%, 01/31/26	—	271
2.625%, 01/31/26	8,305	7,886,371
1.625%, 02/15/26	13,361	12,389,903
2.500%, 02/28/26	14,749	13,949,139
0.500%, 02/28/26	2,787	2,514,757
0.750%, 05/31/26	—	90
2.125%, 05/31/26	7,525	7,014,417
1.500%, 08/15/26	1	638

	Face Amount^	Value†
	(000)
U.S. Treasury Notes
1.625%, 10/31/26	2,282	$2,075,006
1.250%, 12/31/26	23,187	20,755,988
1.750%, 12/31/26	18,278	16,613,702
1.500%, 01/31/27	21,849	19,648,738
2.250%, 02/15/27	18,000	16,574,766
1.875%, 02/28/27	14,000	12,716,484
2.500%, 03/31/27	23,805	22,048,451
2.750%, 04/30/27	28,309	26,380,449
2.375%, 05/15/27	23,000	21,134,844
2.625%, 05/31/27	28,786	26,660,784
3.250%, 06/30/27	30,831	29,162,995
2.750%, 07/31/27	21,171	19,633,621
2.250%, 08/15/27	20,500	18,646,992
3.125%, 08/31/27	21,684	20,362,631
4.125%, 09/30/27	39,560	38,504,551
4.125%, 10/31/27	18,974	18,459,529
2.250%, 11/15/27	16,446	14,876,563
3.875%, 11/30/27	18,000	17,341,172
3.875%, 12/31/27	20,776	20,008,262
3.500%, 01/31/28	15,360	14,563,800
4.000%, 02/29/28	16,264	15,727,796
3.625%, 03/31/28	12,640	12,030,219
3.500%, 04/30/28	17,712	16,759,980
3.625%, 05/31/28	4,000	3,803,906
1.250%, 06/30/28	13,451	11,438,604
1.125%, 08/31/28	16,810	14,124,340
1.250%, 09/30/28	30,320	25,559,997
1.750%, 01/31/29	31,372	26,850,020
2.375%, 03/31/29	68,182	60,026,793
2.875%, 04/30/29	58,852	53,130,023
3.250%, 06/30/29	40,324	37,020,622
TOTAL U.S. TREASURY OBLIGATIONS		1,413,346,559

TOTAL INVESTMENT SECURITIES — (98.5%) (Cost $4,529,104,095)		4,389,824,882

	Shares	Value
SECURITIES LENDING COLLATERAL — (1.5%)
The DFA Short Term
@§ Investment Fund	5,836,308	67,508,607

TOTAL INVESTMENTS — (100.0%) (Cost $4,596,612,702)		$4,457,333,489

Forward Currency Contracts

As of October 31, 2023, Dimensional Core Fixed Income ETF had entered into the following forward currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	49,746,981	AUD	78,239,559	UBS Warburg	01/04/24	$102,618

38

DIMENSIONAL CORE FIXED INCOME ETF

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	63,348,552	EUR	59,701,512	Morgan Stanley and Co. International	01/05/24	$43,582
USD	50,605,747	GBP	41,075,000	State Street Bank and Trust	01/11/24	733,438
USD	141,922,196	EUR	133,418,426	State Street Bank and Trust	01/22/24	341,145

Total Appreciation (Depreciation)						$1,220,783

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations
United States	$—	$960,649,010	$—	$960,649,010
Bonds
Australia	—	68,514,296	—	68,514,296
Austria	—	1,390,074	—	1,390,074
Belgium	—	11,828,011	—	11,828,011
Canada	—	161,432,045	—	161,432,045
Denmark	—	8,421,778	—	8,421,778
Finland	—	11,912,469	—	11,912,469
France	—	98,473,503	—	98,473,503
Germany	—	95,670,424	—	95,670,424
Ireland	—	19,648,580	—	19,648,580
Italy	—	23,466,002	—	23,466,002
Japan	—	154,773,590	—	154,773,590
Luxembourg	—	17,655,458	—	17,655,458
Netherlands	—	48,776,543	—	48,776,543
Norway	—	14,916,131	—	14,916,131
Singapore	—	120,204	—	120,204
Spain	—	50,704,264	—	50,704,264
Supranational	—	42,119,618	—	42,119,618
Sweden	—	42,243,813	—	42,243,813
Switzerland	—	17,026,046	—	17,026,046
United Kingdom	—	84,083,778	—	84,083,778
United States	—	1,042,652,686	—	1,042,652,686
U.S. Treasury Obligations
United States	—	1,413,346,559	—	1,413,346,559
Securities Lending Collateral	—	67,508,607	—	67,508,607
Forward Currency Contracts**	—	1,220,783	—	1,220,783

Total Investments	$—	$4,458,554,272	$—	$4,458,554,272

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

39

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Banks
	3.375%, 12/08/23	130	$129,707
	2.500%, 02/13/24	445	441,157
	2.125%, 02/28/24	475	469,657
	3.250%, 03/08/24	300	297,475
	2.875%, 06/14/24	160	157,426
	2.750%, 06/28/24	400	392,971
	2.875%, 09/13/24	355	347,255
	2.750%, 12/13/24	705	684,507
Federal Home Loan Mortgage Corp.
	0.250%, 11/06/23	400	399,716
	0.250%, 12/04/23	300	298,500
Federal National Mortgage Association
	0.250%, 11/27/23	300	298,876
	1.750%, 07/02/24	400	390,248
	2.625%, 09/06/24	230	224,606
TOTAL AGENCY OBLIGATIONS			4,532,101

BONDS — (85.2%)
AUSTRALIA — (1.9%)
ANZ New Zealand Int’l, Ltd.
Ω	5.355%, 08/14/28	4,900	4,762,362
APA Infrastructure, Ltd.
#Ω	4.200%, 03/23/25	4,068	3,959,975
Ω	4.250%, 07/15/27	485	453,671
ASB Bank, Ltd.
Ω	5.398%, 11/29/27	300	292,162
Bank of New Zealand
#Ω	2.000%, 02/21/25	1,046	993,400
Commonwealth Bank of Australia
#Ω	3.350%, 06/04/24	757	745,565
Ω	1.125%, 06/15/26	544	484,769
	4.400%, 08/18/27, MTN	3,000	1,826,734
	5.000%, 01/13/28, MTN	5,300	3,289,050
Glencore Funding LLC
Ω	4.125%, 03/12/24	254	252,115
	4.125%, 03/12/24	134	133,005
Ω	4.625%, 04/29/24	3,418	3,391,865
Ω	1.625%, 09/01/25	1,923	1,775,907
Ω	1.625%, 04/27/26	2,013	1,813,154
Ω	4.000%, 03/27/27	320	298,437
Ω	5.400%, 05/08/28	2,160	2,088,336
Macquarie Bank, Ltd.
#	2.300%, 01/22/25	766	732,787
Ω	3.231%, 03/21/25	10	9,643
Macquarie Group, Ltd.
Ω	6.207%, 11/22/24	1,852	1,851,735

		Face Amount^	Value†
		(000)
	AUSTRALIA — (Continued)
	South Australian Government Financing Authority
	3.000%, 05/24/28	3,700	$2,163,344
	Telstra Group, Ltd.
	3.125%, 04/07/25	50	48,210
	Westpac Banking Corp.
	3.300%, 02/26/24	271	268,748
	5.350%, 10/18/24	196	195,244
	1.019%, 11/18/24	561	534,130
	4.800%, 02/16/28, MTN	800	491,171

	TOTAL AUSTRALIA		32,855,519

	AUSTRIA — (0.3%)
	Oesterreichische Kontrollbank AG
	3.125%, 11/07/23	510	509,326
	0.500%, 09/16/24	4,760	4,552,102

	TOTAL AUSTRIA		5,061,428

	BELGIUM — (0.1%)
	Solvay Finance America LLC
	4.450%, 12/03/25	390	389,448
Ω	4.450%, 12/03/25	1,335	1,333,110

	TOTAL BELGIUM		1,722,558

	CANADA — (7.2%)
	Alimentation Couche-Tard, Inc.
	3.056%, 07/26/24	1,000	707,214
Ω	3.550%, 07/26/27	132	121,695
	Bank of Montreal
	0.450%, 12/08/23	132	131,274
	3.300%, 02/05/24, MTN	483	479,495
	2.150%, 03/08/24, MTN	976	963,133
	2.500%, 06/28/24, MTN	1,982	1,937,952
	0.625%, 07/09/24, MTN	2,422	2,333,684
	4.250%, 09/14/24, MTN	3,446	3,390,182
	5.200%, 12/12/24	1,605	1,590,838
	1.500%, 01/10/25, MTN	1,049	994,706
	1.850%, 05/01/25, MTN	885	831,732
#	1.250%, 09/15/26, MTN	691	605,648
	2.650%, 03/08/27, MTN	768	687,024
	4.700%, 09/14/27, MTN	268	255,118
	5.203%, 02/01/28	100	96,466
	5.717%, 09/25/28	1,125	1,101,567
	Bank of Nova Scotia (The)
	3.400%, 02/11/24	527	522,959
	2.440%, 03/11/24	3,593	3,548,288
	0.700%, 04/15/24	861	840,386
	0.650%, 07/31/24	1,058	1,016,487
	5.250%, 12/06/24	550	545,243
#	2.200%, 02/03/25	3,400	3,243,310
	3.450%, 04/11/25	332	319,937
	1.300%, 06/11/25	398	369,120

40

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
CANADA — (Continued)
5.450%, 06/12/25	200	$197,939
1.050%, 03/02/26	1,122	1,000,565
5.250%, 06/12/28	2,400	2,299,984
Bell Telephone Co. of Canada or Bell Canada
2.700%, 02/27/24	700	499,290
0.750%, 03/17/24	116	113,686
Brookfield Corp.
4.000%, 01/15/25	933	909,447
Brookfield Finance, Inc.
4.000%, 04/01/24	24	23,307
4.250%, 06/02/26	400	381,637
3.900%, 01/25/28	98	89,332
Canadian Imperial Bank of Commerce
0.500%, 12/14/23	100	99,373
3.100%, 04/02/24	2,281	2,252,492
1.000%, 10/18/24	1,899	1,810,938
2.250%, 01/28/25	1,395	1,332,254
3.300%, 04/07/25	2,313	2,225,097
5.144%, 04/28/25	1,192	1,176,128
1.250%, 06/22/26	2,061	1,825,306
# 3.450%, 04/07/27	1,396	1,277,073
5.001%, 04/28/28	2,442	2,324,969
5.986%, 10/03/28	800	790,078
Canadian Natural Resources, Ltd.
3.800%, 04/15/24	196	193,909
3.900%, 02/01/25	2,617	2,543,950
2.050%, 07/15/25	981	916,124
3.850%, 06/01/27	356	330,020
Canadian Pacific Railway Co.
2.900%, 02/01/25	313	301,731
3.700%, 02/01/26	500	476,897
CDP Financial, Inc.
3.150%, 07/24/24	801	786,310
Emera US Finance, LP
0.833%, 06/15/24	1,950	1,877,756
3.550%, 06/15/26	10	9,372
Enbridge Energy Partners, LP
5.875%, 10/15/25	186	185,525
Enbridge, Inc.
2.150%, 02/16/24	2,191	2,164,818
3.500%, 06/10/24	618	608,612
2.500%, 01/15/25	332	318,398
2.500%, 02/14/25	600	573,849
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28	2,425	2,288,408
ITC Holdings Corp.
3.650%, 06/15/24	777	764,662
Kinross Gold Corp.
4.500%, 07/15/27	716	675,161
Magna International, Inc.
3.625%, 06/15/24	144	141,828
4.150%, 10/01/25	570	553,620

	Face Amount^	Value†
	(000)
CANADA — (Continued)
National Bank of Canada
0.750%, 08/06/24	751	$721,510
5.250%, 01/17/25	253	250,891
Nutrien, Ltd.
5.900%, 11/07/24	1,417	1,413,951
3.000%, 04/01/25	645	617,646
Province of Alberta Canada
3.350%, 11/01/23	5,435	5,435,000
2.950%, 01/23/24	862	856,610
1.875%, 11/13/24	54	51,950
3.600%, 04/11/28, MTN	1,000	583,724
Province of British Columbia Canada
1.750%, 09/27/24	317	306,000
Province of Manitoba Canada
2.600%, 04/16/24	539	531,281
3.050%, 05/14/24	11,851	11,680,075
Province of Ontario Canada
3.050%, 01/29/24	439	436,209
# 3.200%, 05/16/24	9,983	9,848,533
Province of Quebec Canada
2.500%, 04/09/24	50	49,306
2.875%, 10/16/24	359	349,623
Rogers Communications, Inc.
3.625%, 12/15/25	2,386	2,263,186
2.900%, 11/15/26	300	273,412
Royal Bank of Canada
2.550%, 07/16/24	2,562	2,502,038
0.125%, 07/23/24	1,100	1,130,358
3.970%, 07/26/24	1,051	1,036,953
0.650%, 07/29/24	1,338	1,287,178
1.150%, 06/10/25	284	263,795
0.875%, 01/20/26	212	190,021
# 4.900%, 01/12/28	2,000	1,919,108
5.000%, 01/24/28, MTN	1,500	1,754,463
Spectra Energy Partners, LP
4.750%, 03/15/24	443	440,886
3.500%, 03/15/25	228	220,223
Suncor Energy, Inc.
7.875%, 06/15/26	87	90,726
TC PipeLines, LP
4.375%, 03/13/25	300	292,912
Thomson Reuters Corp.
3.850%, 09/29/24	238	232,624
Toronto-Dominion Bank (The)
2.350%, 03/08/24	323	318,505
3.250%, 03/11/24	24	23,276
2.650%, 06/12/24, MTN	308	301,121
0.700%, 09/10/24	1,253	1,198,208
4.285%, 09/13/24	434	427,852
1.250%, 12/13/24	250	237,640
1.450%, 01/10/25	50	47,514
1.200%, 06/03/26	212	187,957
4.108%, 06/08/27	6,050	5,672,076
2.551%, 08/03/27, MTN	100	99,512

41

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
	4.693%, 09/15/27	508	$483,795
	5.156%, 01/10/28	1,802	1,737,273
	5.523%, 07/17/28	1,053	1,026,610
TransCanada PipeLines, Ltd.
	1.000%, 10/12/24	508	483,651
	4.875%, 01/15/26	140	136,624
	4.250%, 05/15/28	50	46,216

TOTAL CANADA			122,431,325

DENMARK — (0.1%)
Danske Bank A/S
Ω	5.375%, 01/12/24	370	368,928
	0.625%, 05/26/25, MTN	2,000	2,001,788

TOTAL DENMARK			2,370,716

FINLAND — (0.2%)
Finnvera OYJ
Ω	1.625%, 10/23/24	600	576,944
Nordea Bank Abp
Ω	0.625%, 05/24/24	2,050	1,989,217
Ω	3.600%, 06/06/25	225	217,128
Ω	1.500%, 09/30/26	1,367	1,198,844
	1.500%, 09/30/26, MTN	413	362,197

TOTAL FINLAND			4,344,330

FRANCE — (3.8%)
Arval Service Lease SA
	0.875%, 02/17/25, MTN	1,500	1,513,848
Banque Federative du Credit Mutuel SA
#Ω	0.650%, 02/27/24	1,020	1,002,725
#Ω	2.375%, 11/21/24	1,221	1,174,239
Ω	0.998%, 02/04/25	1,870	1,749,160
	1.000%, 05/23/25, MTN	1,000	1,007,114
	0.750%, 07/17/25, MTN	1,500	1,497,657
Ω	1.604%, 10/04/26	1,640	1,437,953
Ω	4.753%, 07/13/27	805	764,544
Ω	5.790%, 07/13/28	2,345	2,297,564
Banque Stellantis France SACA
	3.830%, 01/22/25, MTN	5,000	5,022,440
BNP Paribas SA
	1.000%, 06/27/24, MTN	4,500	4,663,053
Ω	3.375%, 01/09/25	3,535	3,414,592
Ω	3.500%, 11/16/27	340	306,806
	1.875%, 12/14/27	1,500	1,547,106
Ω	4.400%, 08/14/28	2,291	2,106,871
BPCE SA
	4.000%, 04/15/24	2,898	2,870,650
Ω	1.625%, 01/14/25	1,652	1,565,607
Ω	1.000%, 01/20/26	2,950	2,638,493
	3.375%, 12/02/26, MTN	326	300,353
Ω	4.750%, 07/19/27	2,351	2,219,859
Ω	3.250%, 01/11/28	350	309,182
Ω	5.125%, 01/18/28	838	798,676

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Caisse d’Amortissement de la Dette Sociale
Ω	3.375%, 03/20/24	235	$232,939
Ω	1.125%, 11/29/24	600	571,615
Credit Agricole SA
Ω	3.875%, 04/15/24	596	590,333
	2.375%, 05/20/24, MTN	200	209,309
	1.000%, 09/16/24, MTN	4,000	4,116,313
Ω	3.250%, 10/04/24	1,969	1,918,923
Ω	4.125%, 01/10/27	1,425	1,327,518
Ω	5.301%, 07/12/28	2,029	1,967,183
Electricite de France SA
	4.500%, 09/21/28	2,000	1,857,746
LeasePlan Corp. NV
Ω	2.875%, 10/24/24	1,615	1,561,328
Societe Generale SA
Ω	3.875%, 03/28/24	1,640	1,624,036
	3.875%, 03/28/24, MTN	500	495,133
Ω	2.625%, 10/16/24	950	916,880
Ω	2.625%, 01/22/25	3,056	2,910,454
Ω	4.000%, 01/12/27	2,603	2,396,389
TotalEnergies Capital International SA
	3.700%, 01/15/24	252	250,859
	3.750%, 04/10/24	1,388	1,376,452
	2.434%, 01/10/25	88	84,823

TOTAL FRANCE			64,616,725

GERMANY — (4.4%)
Bayer US Finance II LLC
Ω	3.375%, 07/15/24	456	447,014
Ω	2.850%, 04/15/25	250	237,482
Ω	5.500%, 08/15/25	59	57,967
Ω	4.250%, 12/15/25	626	601,435
Bayer US Finance LLC
Ω	3.375%, 10/08/24	2,040	1,986,816
BMW US Capital LLC
	0.800%, 04/01/24	850	832,306
Ω	0.800%, 04/01/24	1,661	1,626,424
Ω	3.150%, 04/18/24	495	488,856
Ω	0.750%, 08/12/24	2,687	2,585,327
Ω	3.900%, 04/09/25	254	247,927
Ω	2.800%, 04/11/26	3,042	2,856,959
#Ω	1.250%, 08/12/26	651	580,120
Daimler Truck Finance North America LLC
Ω	1.625%, 12/13/24	2,910	2,773,775
Ω	5.200%, 01/17/25	1,000	991,154
Ω	3.500%, 04/07/25	816	788,191
Ω	2.000%, 12/14/26	1,260	1,121,646
Ω	5.125%, 01/19/28	5,088	4,921,396
Ω	5.400%, 09/20/28	2,765	2,679,700
Deutsche Bank AG
	0.898%, 05/28/24	980	952,065
	3.700%, 05/30/24	342	336,156

42

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
	3.700%, 05/30/24	1,436	$1,413,541
	1.686%, 03/19/26	91	82,034
	5.371%, 09/09/27	171	165,371
E.ON International Finance BV
	5.625%, 12/06/23, MTN	2,400	2,911,103
EMD Finance LLC
Ω	3.250%, 03/19/25	2,595	2,498,818
FMS Wertmanagement
#	2.750%, 01/30/24	950	943,311
	0.375%, 05/06/24, MTN	1,000	973,583
Fresenius Medical Care US Finance III, Inc.
Ω	1.875%, 12/01/26	622	531,742
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	1,446	1,419,492
	1.625%, 05/10/24	1,199	1,174,488
Landwirtschaftliche Rentenbank
	3.125%, 11/14/23	869	868,314
	2.375%, 01/23/24, MTN	200	198,528
	4.000%, 01/19/28	1,500	909,473
	3.250%, 04/12/28, MTN	1,100	644,892
Mercedes-Benz Finance North America LLC
Ω	3.650%, 02/22/24	611	606,716
Ω	0.750%, 03/01/24	1,396	1,372,290
Ω	2.700%, 06/14/24	2,032	1,992,503
Ω	3.250%, 08/01/24	2,400	2,351,709
Ω	5.500%, 11/27/24	1,356	1,352,223
Ω	2.125%, 03/10/25	1,000	953,221
Ω	3.300%, 05/19/25	600	578,562
Ω	1.450%, 03/02/26	303	275,061
Mercedes-Benz International Finance BV
	0.250%, 11/06/23, MTN	1,680	1,774,915
	3.040%, 02/08/24, MTN	2,000	2,090,877
NRW Bank
	1.875%, 07/31/24, MTN	125	121,513
	0.750%, 10/25/24, MTN	345	328,701
Siemens Financieringsmaatschappij NV
Ω	0.650%, 03/11/24	829	813,885
Ω	6.125%, 08/17/26	1,929	1,954,598
T-Mobile USA, Inc.
	3.500%, 04/15/25	830	801,882
	4.950%, 03/15/28	100	96,222
Traton Finance Luxembourg SA
	0.125%, 03/24/25, MTN	2,000	1,991,924
Volkswagen Financial Services AG
	4.400%, 02/12/25, MTN	4,000	4,010,595
Volkswagen Financial Services NV
	2.125%, 06/27/24	1,200	1,418,391
Volkswagen Group of America Finance LLC
Ω	0.875%, 11/22/23	950	947,373

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Ω	2.850%, 09/26/24	596	$578,555
Ω	3.350%, 05/13/25	2,364	2,266,599
Ω	3.950%, 06/06/25	550	532,641
Ω	4.350%, 06/08/27	1,609	1,518,402
Ω	5.650%, 09/12/28	1,300	1,264,235

TOTAL GERMANY			73,840,999

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24	775	753,147
	1.650%, 10/29/24	950	905,869
	3.500%, 01/15/25	1,857	1,790,652
	6.500%, 07/15/25	2,660	2,653,857
	4.450%, 10/01/25	624	598,646
	2.450%, 10/29/26	2,694	2,396,391
	3.650%, 07/21/27	1,100	987,471
	4.625%, 10/15/27	700	648,718
	5.750%, 06/06/28	583	559,695

TOTAL IRELAND			11,294,446

ITALY — (0.6%)
Enel Finance International NV
Ω	6.800%, 10/14/25	1,507	1,524,016
	6.800%, 10/14/25	840	849,484
Ω	3.500%, 04/06/28	1,000	886,407
Eni SpA
Ω	4.750%, 09/12/28	2,280	2,153,140
	4.750%, 09/12/28	1,000	944,871
Intesa Sanpaolo SpA
	1.000%, 07/04/24, MTN	1,424	1,473,415
Ω	3.250%, 09/23/24	1,826	1,773,750
#Ω	3.875%, 01/12/28	250	220,136

TOTAL ITALY			9,825,219

JAPAN — (6.8%)
7-Eleven, Inc.
	0.950%, 02/10/26	50	44,788
Ω	0.950%, 02/10/26	1,401	1,254,949
Ω	1.300%, 02/10/28	11,250	9,303,762
#	1.300%, 02/10/28	200	165,400
Aircastle, Ltd.
#	4.125%, 05/01/24	300	295,890
Ω	5.250%, 08/11/25	1,850	1,801,062
American Honda Finance Corp.
	3.550%, 01/12/24	420	418,094
	2.900%, 02/16/24, MTN	735	728,644
#	2.400%, 06/27/24	1,154	1,127,904
	0.550%, 07/12/24, MTN	1,065	1,027,458
	0.750%, 08/09/24	2,672	2,569,370
	2.150%, 09/10/24, MTN	2,745	2,661,877
	1.950%, 10/18/24	5,000	5,177,906
JT International Financial Services BV
	3.875%, 09/28/28, MTN	5,000	4,545,676

43

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Mitsubishi Corp.
	2.500%, 07/09/24, MTN	300	$292,770
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24	1,044	1,035,079
	2.801%, 07/18/24	1,897	1,854,147
	0.339%, 07/19/24	3,000	3,087,501
	2.193%, 02/25/25	4,385	4,166,753
	3.777%, 03/02/25	1,578	1,530,842
	1.412%, 07/17/25	1,013	936,035
	3.850%, 03/01/26	1,965	1,872,303
	2.757%, 09/13/26	485	442,613
#	3.287%, 07/25/27	134	122,225
Mizuho Financial Group, Inc.
	0.118%, 09/06/24, MTN	3,000	3,067,232
Ω	3.477%, 04/12/26	2,718	2,559,034
	3.477%, 04/12/26	300	282,454
	2.839%, 09/13/26	572	523,364
Nomura Holdings, Inc.
	2.648%, 01/16/25	1,931	1,843,725
	5.099%, 07/03/25	1,957	1,919,388
	1.851%, 07/16/25	1,096	1,015,270
	1.653%, 07/14/26	453	399,559
	2.329%, 01/22/27	4,702	4,122,227
	5.842%, 01/18/28	500	486,497
	6.070%, 07/12/28	528	516,874
	2.172%, 07/14/28	1,150	946,251
NTT Finance Corp.
Ω	0.583%, 03/01/24	4,682	4,599,120
Ω	4.142%, 07/26/24	2,772	2,735,746
	0.010%, 03/03/25	290	290,987
Ω	1.162%, 04/03/26	623	559,283
Ω	1.591%, 04/03/28	1,695	1,426,730
ORIX Corp.
	4.050%, 01/16/24	590	587,448
	3.250%, 12/04/24	7,667	7,422,807
	5.000%, 09/13/27	3,177	3,087,290
Sumitomo Mitsui Financial Group, Inc.
	0.508%, 01/12/24	378	373,956
	2.696%, 07/16/24	2,472	2,415,612
	2.448%, 09/27/24	500	484,146
	0.934%, 10/11/24, MTN	1,000	1,025,577
	2.348%, 01/15/25	2,311	2,209,689
	1.474%, 07/08/25	437	404,766
	2.632%, 07/14/26	1,046	958,717
	1.402%, 09/17/26	1,059	929,522
	3.364%, 07/12/27	895	813,792
	5.520%, 01/13/28	500	486,932
	3.544%, 01/17/28	800	721,181
	3.944%, 07/19/28	239	217,994
	1.902%, 09/17/28	950	776,892
Sumitomo Mitsui Trust Bank, Ltd.
Ω	0.800%, 09/16/24	2,385	2,278,356
Ω	2.550%, 03/10/25	450	429,436

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Ω	4.800%, 09/15/25	462	$452,387
#Ω	1.350%, 09/16/26	338	297,642
Ω	5.550%, 09/14/28	2,235	2,201,749
Toyota Credit Canada, Inc.
	2.110%, 02/26/25	4,000	2,753,740
Toyota Finance Australia, Ltd.
	2.004%, 10/21/24, MTN	2,000	2,071,043
	0.064%, 01/13/25, MTN	2,750	2,769,533
Toyota Motor Corp.
	0.681%, 03/25/24	972	952,509
#	2.358%, 07/02/24	110	107,588
Toyota Motor Credit Corp.
	3.350%, 01/08/24	122	121,449
	2.500%, 03/22/24	704	695,163
#	2.900%, 04/17/24, MTN	737	727,596
	0.500%, 06/18/24, MTN	1,422	1,376,288
	0.625%, 09/13/24	221	211,452
	4.400%, 09/20/24	1,182	1,168,668

TOTAL JAPAN			115,287,709

LUXEMBOURG — (0.2%)
ArcelorMittal SA
	3.600%, 07/16/24	730	717,251
	4.550%, 03/11/26	1,244	1,211,551
	6.550%, 11/29/27	1,392	1,398,559

TOTAL LUXEMBOURG			3,327,361

NETHERLANDS — (2.5%)
ABN AMRO Bank NV
	0.875%, 01/15/24, MTN	2,000	2,099,578
BNG Bank NV
	3.300%, 07/17/28, MTN	12,033	7,009,494
Cooperatieve Rabobank UA
	0.625%, 02/27/24, MTN	3,100	3,240,538
Ω	2.625%, 07/22/24	5,660	5,527,112
	3.875%, 08/22/24	1,143	1,123,675
	1.375%, 01/10/25	624	592,114
de Volksbank NV
	0.010%, 09/16/24, MTN	1,900	1,936,611
ING Groep NV
	3.550%, 04/09/24	450	444,936
	1.125%, 02/14/25, MTN	3,600	3,661,751
Ω	4.625%, 01/06/26	6,344	6,142,605
Nederlandse Waterschapsbank NV
	3.450%, 07/17/28, MTN	17,500	10,250,385

TOTAL NETHERLANDS			42,028,799

NORWAY — (0.7%)
Aker BP ASA
Ω	2.000%, 07/15/26	334	298,736
Ω	5.600%, 06/13/28	4,257	4,134,913
Equinor ASA
	2.650%, 01/15/24	1,930	1,918,375
	3.700%, 03/01/24	407	404,221
	3.250%, 11/10/24	200	195,058
	1.750%, 01/22/26	520	480,098

44

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
	NORWAY — (Continued)
	Kommunalbanken AS
Ω	2.500%, 09/27/24	880	$855,314
	4.350%, 01/18/28, MTN	4,670	2,864,222
	3.400%, 07/24/28, MTN	1,400	815,443

	TOTAL NORWAY		11,966,380

	PORTUGAL — (0.0%)
	EDP Finance BV
Ω	3.625%, 07/15/24	442	433,559

	TOTAL PORTUGAL		433,559

	SPAIN — (1.6%)
	Autonomous Community of Madrid Spain
	0.997%, 09/30/24	2,400	2,470,407
	Banco Bilbao Vizcaya Argentaria SA
	0.750%, 06/04/25, MTN	3,000	3,009,291
	1.125%, 09/18/25	600	545,845
	Banco Santander SA
	3.892%, 05/24/24	2,600	2,564,270
	2.706%, 06/27/24	800	781,979
#	3.496%, 03/24/25	2,600	2,500,559
	2.746%, 05/28/25	2,000	1,884,650
	5.147%, 08/18/25	600	584,477
	1.849%, 03/25/26	1,600	1,429,429
	5.588%, 08/08/28	1,600	1,541,253
	New York State Electric & Gas Corp.
Ω	5.650%, 08/15/28	4,000	3,921,985
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	339	332,250
	3.450%, 06/02/25	212	200,571
	4.500%, 07/17/25	350	336,173
	3.244%, 10/05/26	967	868,462
	Santander UK PLC
	4.000%, 03/13/24	1,911	1,895,712
	2.875%, 06/18/24	463	453,038
	Telefonica Emisiones SA
	4.103%, 03/08/27	1,152	1,078,267

	TOTAL SPAIN		26,398,618

	SUPRANATIONAL — (1.7%)
	African Development Bank
	3.350%, 08/08/28, MTN	7,830	4,549,769
	Asian Development Bank
	2.625%, 01/30/24	470	466,630
	1.625%, 03/15/24	1,135	1,118,564
	0.375%, 06/11/24	384	372,089
	4.125%, 09/27/24	350	345,591
	0.625%, 10/08/24	700	668,964
	1.500%, 10/18/24	181	174,180
	3.300%, 08/08/28, MTN	2,000	1,166,458
	Asian Infrastructure Investment Bank (The)
	2.250%, 05/16/24	3,818	3,747,359
	0.500%, 10/30/24	1,740	1,652,957

		Face Amount^	Value†
		(000)
SUPRANATIONAL — (Continued)
Council Of Europe Development Bank
	0.375%, 06/10/24	32	$30,998
European Bank for Reconstruction & Development
	1.625%, 09/27/24	100	96,506
European Investment Bank
	3.125%, 12/14/23	344	343,047
	3.250%, 01/29/24	1,572	1,563,405
	2.625%, 03/15/24	682	674,712
	0.375%, 07/24/24	2,958	2,850,682
Inter-American Development Bank
	0.250%, 11/15/23	1,572	1,568,844
	2.625%, 01/16/24	370	367,725
	3.000%, 02/21/24	2,024	2,008,035
	3.250%, 07/01/24	305	300,267
	0.500%, 09/23/24	505	482,688
	1.000%, 08/04/28, MTN	2,695	1,404,700
Inter-American Investment Corp.
	1.750%, 10/02/24	250	240,977
International Bank for Reconstruction & Development
	0.250%, 11/24/23	245	244,214
	2.500%, 03/19/24	1,400	1,383,698
	1.500%, 08/28/24	678	655,945
International Finance Corp.
	0.750%, 05/24/28	1,000	520,073

TOTAL SUPRANATIONAL			28,999,077

SWEDEN — (1.8%)
Kommuninvest I Sverige AB
Ω	0.500%, 11/29/24	316	298,977
Lansforsakringar Bank AB
	0.125%, 02/19/25, MTN	5,500	5,501,628
Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24, MTN	1,200	1,235,033
Ω	0.650%, 09/09/24	1,410	1,346,790
Svensk Exportkredit AB
	1.750%, 12/12/23	1,185	1,180,058
	0.375%, 03/11/24	2,290	2,247,052
	0.375%, 07/30/24	860	826,928
	0.625%, 10/07/24	1,475	1,407,892
	0.625%, 05/14/25	140	130,068
	6.340%, 08/03/26	3,500	3,554,470
Svenska Handelsbanken AB
Ω	0.550%, 06/11/24	1,054	1,020,706
	5.000%, 03/02/28, MTN	5,000	3,072,196
Ω	5.500%, 06/15/28	3,376	3,252,514
	5.500%, 06/15/28	1,000	963,422
Swedbank AB
	3.750%, 11/14/25, MTN	2,000	2,100,872
Volvo Treasury AB
	0.625%, 02/14/25, MTN	2,000	2,022,261

TOTAL SWEDEN			30,160,867

45

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
SWITZERLAND — (1.0%)
ABB Finance BV
	0.625%, 03/31/24, MTN	6,000	$6,253,580
Novartis Capital Corp.
	3.400%, 05/06/24	540	533,396
UBS AG
Ω	0.450%, 02/09/24	550	541,361
#Ω	0.700%, 08/09/24	408	391,510
Ω	1.375%, 01/13/25	244	230,319
Ω	1.250%, 06/01/26	369	326,963
UBS Group AG
	3.750%, 03/26/25	550	529,644
Ω	4.125%, 09/24/25	4,088	3,912,401
Ω	4.125%, 04/15/26	3,865	3,659,204

TOTAL SWITZERLAND			16,378,378

UNITED KINGDOM — (3.0%)
Ashtead Capital, Inc.
Ω	1.500%, 08/12/26	2,630	2,311,385
Barclays PLC
	3.650%, 03/16/25	841	808,751
	4.375%, 01/12/26	1,860	1,775,419
BAT Capital Corp.
	3.222%, 08/15/24	958	936,535
	2.789%, 09/06/24	500	486,446
	4.700%, 04/02/27	1,472	1,401,824
	3.557%, 08/15/27	98	88,842
	2.259%, 03/25/28	1,246	1,045,653
BAT International Finance PLC
	1.668%, 03/25/26	400	360,227
	4.448%, 03/16/28	3,751	3,456,085
BP Capital Markets America, Inc.
	3.017%, 01/16/27	101	93,289
BP Capital Markets PLC
	0.900%, 07/03/24, MTN	1,000	1,034,564
	3.279%, 09/19/27	125	115,286
	1.594%, 07/03/28, MTN	3,000	2,854,844
CNH Industrial Capital LLC
	4.200%, 01/15/24	511	508,789
	3.950%, 05/23/25	948	918,657
Diageo Capital PLC
	2.125%, 10/24/24	706	681,998
HSBC Holdings PLC
	4.300%, 03/08/26	595	570,203
	3.900%, 05/25/26	1,055	995,447
HSBC USA, Inc.
	3.750%, 05/24/24	2,979	2,940,274
	3.500%, 06/23/24	2,361	2,318,364
Lloyds Bank PLC
	3.500%, 05/14/25	836	805,907
Lloyds Banking Group PLC
	3.900%, 03/12/24	973	964,977
	4.450%, 05/08/25	548	532,266
	3.750%, 01/11/27	1,168	1,073,886
	4.550%, 08/16/28	541	498,982

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
LSEGA Financing PLC
Ω	0.650%, 04/06/24	2,258	$2,204,746
Ω	1.375%, 04/06/26	3,477	3,120,564
	1.375%, 04/06/26	425	381,432
Mead Johnson Nutrition Co.
	4.125%, 11/15/25	223	216,197
Nationwide Building Society
Ω	0.550%, 01/22/24	1,893	1,870,077
	1.250%, 03/03/25, MTN	1,000	1,017,197
Ω	3.900%, 07/21/25	2,264	2,175,529
Ω	1.500%, 10/13/26	4,853	4,236,135
NatWest Group PLC
	4.800%, 04/05/26	415	399,858
NatWest Markets PLC
Ω	3.479%, 03/22/25	300	289,478
	5.899%, 08/23/28, MTN	1,950	1,211,312
Reckitt Benckiser Treasury Services PLC
#Ω	2.750%, 06/26/24	3,435	3,364,792
Reynolds American, Inc.
	4.450%, 06/12/25	666	649,418
Unilever Capital Corp.
	2.600%, 05/05/24	210	206,524
Vodafone Group PLC
	3.750%, 01/16/24	144	143,362

TOTAL UNITED KINGDOM			51,065,521

UNITED STATES — (46.6%)
3M Co.
	3.250%, 02/14/24, MTN	50	49,607
#	2.000%, 02/14/25	861	818,339
	2.650%, 04/15/25	1,000	952,771
#	2.875%, 10/15/27	50	45,056
	3.625%, 09/14/28, MTN	486	441,411
AbbVie, Inc.
	3.850%, 06/15/24	700	690,531
	2.600%, 11/21/24	1,225	1,183,669
	3.800%, 03/15/25	1,343	1,307,329
AES Corp. (The)
Ω	3.300%, 07/15/25	1,475	1,393,639
	1.375%, 01/15/26	1,502	1,334,963
	5.450%, 06/01/28	985	940,636
Aetna, Inc.
	3.500%, 11/15/24	2,835	2,763,526
Affiliated Managers Group, Inc.
	4.250%, 02/15/24	241	239,718
Allegion US Holding Co., Inc.
	3.200%, 10/01/24	2,022	1,966,248
Altria Group, Inc.
	4.000%, 01/31/24	139	138,170
	2.350%, 05/06/25	85	80,556
	2.625%, 09/16/26	92	84,455
Amazon.com, Inc.
	0.450%, 05/12/24	280	272,594

46

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Amcor Finance USA, Inc.
	3.625%, 04/28/26	3,494	$3,291,637
#	4.500%, 05/15/28	1,700	1,591,147
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25	961	930,465
Ameren Corp.
	2.500%, 09/15/24	207	200,796
	3.650%, 02/15/26	556	528,915
American Electric Power Co., Inc.
	1.000%, 11/01/25	1,833	1,663,318
American Express Co.
	0.750%, 11/03/23	1,058	1,057,860
	3.400%, 02/22/24	391	387,885
	3.375%, 05/03/24	2,190	2,162,975
	2.500%, 07/30/24	3,275	3,194,104
	3.000%, 10/30/24	1,932	1,875,286
	2.250%, 03/04/25	3,638	3,459,998
	3.300%, 05/03/27	1,380	1,262,998
American International Group, Inc.
	4.125%, 02/15/24	195	193,780
American Tower Corp.
	0.600%, 01/15/24	250	247,161
	5.000%, 02/15/24	506	503,716
	3.375%, 05/15/24	1,344	1,324,341
	2.950%, 01/15/25	339	326,360
	2.400%, 03/15/25	726	689,434
	4.000%, 06/01/25	10	9,668
	1.600%, 04/15/26	381	341,041
	1.450%, 09/15/26	152	133,410
	3.125%, 01/15/27	598	542,767
	2.750%, 01/15/27	409	367,191
	3.650%, 03/15/27	249	229,265
	1.500%, 01/31/28	275	226,318
	5.250%, 07/15/28	4,225	4,030,305
American Water Capital Corp.
#	3.850%, 03/01/24	72	71,519
	3.400%, 03/01/25	1,146	1,109,233
	2.950%, 09/01/27	230	208,137
Ameriprise Financial, Inc.
	3.700%, 10/15/24	3,614	3,539,949
	3.000%, 04/02/25	2,272	2,181,865
Amgen, Inc.
	3.625%, 05/22/24	1,928	1,903,413
#	1.900%, 02/21/25	1,505	1,435,225
	3.125%, 05/01/25	383	368,287
Amphenol Corp.
#	2.050%, 03/01/25	180	171,555
Analog Devices, Inc.
	3.450%, 06/15/27	28	26,073
Aon Global, Ltd.
	3.500%, 06/14/24	3,144	3,095,191
	3.875%, 12/15/25	130	124,523
Apple, Inc.
	3.450%, 05/06/24	3,179	3,146,051

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Arizona Public Service Co.
3.350%, 06/15/24	579	$570,019
3.150%, 05/15/25	3,161	3,032,099
Arrow Electronics, Inc.
3.250%, 09/08/24	2,914	2,838,903
4.000%, 04/01/25	1,120	1,081,799
3.875%, 01/12/28	1,022	924,012
Autodesk, Inc.
3.500%, 06/15/27	987	912,639
AutoNation, Inc.
1.950%, 08/01/28	5,023	4,037,791
AutoZone, Inc.
3.125%, 04/18/24	554	546,642
3.625%, 04/15/25	61	59,037
3.250%, 04/15/25	423	407,495
AvalonBay Communities, Inc.
4.200%, 12/15/23	200	199,547
3.500%, 11/15/24	2,903	2,837,374
3.450%, 06/01/25	407	392,444
2.950%, 05/11/26	1,193	1,114,847
Avnet, Inc.
4.625%, 04/15/26	1,837	1,760,721
6.250%, 03/15/28	4,400	4,341,691
AXIS Specialty Finance PLC
4.000%, 12/06/27	161	147,693
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
1.231%, 12/15/23	200	198,915
2.061%, 12/15/26	2,217	1,987,704
3.337%, 12/15/27	3,250	2,960,731
Bank of America Corp.
4.125%, 01/22/24, MTN	669	666,291
4.000%, 04/01/24, MTN	1,428	1,417,051
2.375%, 06/19/24, MTN	6,750	7,056,724
3.500%, 04/19/26	121	114,222
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24, MTN	868	862,456
0.500%, 04/26/24	620	604,108
3.400%, 05/15/24	822	810,876
# 3.250%, 09/11/24, MTN	1,735	1,696,001
# 2.100%, 10/24/24, MTN	2,172	2,093,362
0.850%, 10/25/24, MTN	47	44,730
1.600%, 04/24/25, MTN	452	424,035
Baxter International, Inc.
1.322%, 11/29/24	515	489,415
Best Buy Co., Inc.
# 4.450%, 10/01/28	4,226	3,950,921
Biogen, Inc.
4.050%, 09/15/25	1,678	1,619,320
BlackRock, Inc.
3.500%, 03/18/24	353	350,046
Block Financial LLC
2.500%, 07/15/28	622	524,619

47

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Boardwalk Pipelines, LP
4.950%, 12/15/24	1,660	$1,633,949
5.950%, 06/01/26	1,103	1,092,619
4.450%, 07/15/27	272	254,991
Boeing Co. (The)
2.850%, 10/30/24	100	96,911
2.500%, 03/01/25	353	336,603
3.100%, 05/01/26	226	210,720
2.250%, 06/15/26	2,875	2,608,005
2.700%, 02/01/27	90	81,035
2.800%, 03/01/27	1,012	910,517
Booking Holdings, Inc.
# 3.550%, 03/15/28	429	396,709
BorgWarner, Inc.
# 3.375%, 03/15/25	1,005	969,269
Boston Properties, LP
3.200%, 01/15/25	925	885,147
3.650%, 02/01/26	1,276	1,187,832
2.750%, 10/01/26	825	729,463
6.750%, 12/01/27	650	639,679
Boston Scientific Corp.
3.450%, 03/01/24	295	292,398
Brighthouse Financial, Inc.
3.700%, 06/22/27	1,385	1,249,134
Bristol-Myers Squibb Co.
2.900%, 07/26/24	275	269,383
Brixmor Operating Partnership, LP
3.850%, 02/01/25	2,214	2,132,453
4.125%, 06/15/26	3,617	3,403,697
3.900%, 03/15/27	3,862	3,533,307
2.250%, 04/01/28	100	83,482
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.625%, 01/15/24	316	313,893
3.125%, 01/15/25	85	82,021
Broadcom, Inc.
3.625%, 10/15/24	167	163,327
Brown & Brown, Inc.
4.200%, 09/15/24	3,559	3,497,337
Bunge, Ltd. Finance Corp.
1.630%, 08/17/25	575	532,370
Burlington Northern Santa Fe LLC
3.750%, 04/01/24	410	406,465
3.400%, 09/01/24	117	114,713
CA, Inc.
4.700%, 03/15/27	64	59,387
Cabot Corp.
3.400%, 09/15/26	315	290,078
Camden Property Trust
3.500%, 09/15/24	1,300	1,271,381
Campbell Soup Co.
3.950%, 03/15/25	160	155,538
Capital One Financial Corp.
# 3.900%, 01/29/24	50	49,715

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	3.750%, 04/24/24	196	$193,435
	3.300%, 10/30/24	949	920,045
	3.200%, 02/05/25	3,810	3,642,732
	4.250%, 04/30/25	500	482,839
	3.750%, 03/09/27	2,242	2,024,549
	3.650%, 05/11/27	99	89,299
	3.800%, 01/31/28	2,037	1,795,779
	Cardinal Health, Inc.
	3.079%, 06/15/24	1,199	1,177,621
	3.500%, 11/15/24	96	93,505
	Cargill, Inc.
Ω	0.750%, 02/02/26	86	77,388
	Carrier Global Corp.
	2.242%, 02/15/25	1,201	1,143,493
	Caterpillar Financial Services Corp.
	2.850%, 05/17/24, MTN	610	600,484
	0.450%, 05/17/24, MTN	2,181	2,120,025
	3.300%, 06/09/24, MTN	703	693,030
	Caterpillar, Inc.
	3.400%, 05/15/24	978	965,928
	Celanese US Holdings LLC
	1.400%, 08/05/26	1,078	938,824
	Cencora, Inc.
	3.400%, 05/15/24	1,259	1,241,778
	CenterPoint Energy, Inc.
	2.500%, 09/01/24	329	319,362
	Charles Schwab Corp. (The)
	3.550%, 02/01/24	700	695,451
	0.750%, 03/18/24	100	97,994
	3.750%, 04/01/24	400	396,062
	3.000%, 03/10/25	609	583,487
	4.200%, 03/24/25	641	623,506
	3.625%, 04/01/25	119	114,773
	3.850%, 05/21/25	1,849	1,783,541
#	0.900%, 03/11/26	550	485,106
	1.150%, 05/13/26	350	307,618
	3.200%, 03/02/27	695	628,621
	3.200%, 01/25/28	3,300	2,916,458
	2.000%, 03/20/28	5,400	4,509,038
	Chevron Corp.
	1.554%, 05/11/25	114	107,550
	Chubb INA Holdings, Inc.
	3.350%, 05/15/24	2,311	2,278,709
	3.350%, 05/03/26	198	187,513
	Cigna Group (The)
	3.500%, 06/15/24	2,744	2,701,783
	3.250%, 04/15/25	1,818	1,752,096
	4.500%, 02/25/26	471	457,236
	3.400%, 03/01/27	2,640	2,447,224
	3.050%, 10/15/27	200	180,831
	4.375%, 10/15/28	4,261	3,982,491
	Cincinnati Financial Corp.
	6.920%, 05/15/28	10,150	10,537,237

48

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Cisco Systems, Inc.
	3.625%, 03/04/24	434	$430,951
Citigroup, Inc.
	3.750%, 06/16/24	2,077	2,049,930
	3.700%, 01/12/26	1,190	1,132,434
#	3.400%, 05/01/26	2,727	2,565,473
	3.200%, 10/21/26	2,868	2,643,904
CMS Energy Corp.
	3.875%, 03/01/24	50	49,635
	3.600%, 11/15/25	106	100,684
	3.000%, 05/15/26	142	132,528
CNA Financial Corp.
	7.250%, 11/15/23	460	460,014
	3.950%, 05/15/24	3,860	3,813,461
CNO Financial Group, Inc.
	5.250%, 05/30/25	5,239	5,116,248
Columbia Pipelines Holding Co. LLC
Ω	6.042%, 08/15/28	5,717	5,617,758
Comcast Corp.
#	3.700%, 04/15/24	270	267,765
	3.150%, 02/15/28	827	749,284
Conagra Brands, Inc.
	4.300%, 05/01/24	2,261	2,239,775
	4.600%, 11/01/25	154	149,531
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	617	599,801
Constellation Brands, Inc.
	3.600%, 05/09/24	240	236,875
	4.750%, 11/15/24	40	39,514
	4.400%, 11/15/25	95	92,297
#	4.350%, 05/09/27	63	60,095
Constellation Energy Generation LLC
	3.250%, 06/01/25	1,988	1,902,354
Continental Resources, Inc.
	4.375%, 01/15/28	569	524,240
Corebridge Financial, Inc.
	3.500%, 04/04/25	1,440	1,384,495
Cox Communications, Inc.
Ω	3.150%, 08/15/24	150	146,476
Ω	3.850%, 02/01/25	528	512,585
Ω	3.350%, 09/15/26	283	263,273
Crown Castle, Inc.
	3.200%, 09/01/24	250	243,969
#	1.350%, 07/15/25	357	329,376
	4.450%, 02/15/26	821	790,915
	1.050%, 07/15/26	238	208,075
	5.000%, 01/11/28	250	237,334
	4.800%, 09/01/28	58	54,194
CVS Health Corp.
	3.375%, 08/12/24	130	127,366
	2.625%, 08/15/24	85	82,776

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
DCP Midstream Operating, LP
	5.625%, 07/15/27	1,385	$1,359,652
	Dell International LLC / EMC Corp.
	5.250%, 02/01/28	334	326,402
	DH Europe Finance II Sarl
	2.200%, 11/15/24	578	557,060
	Discover Bank
	4.250%, 03/13/26	1,035	976,860
	3.450%, 07/27/26	1,972	1,784,838
	Discover Financial Services
	3.950%, 11/06/24	1,270	1,235,309
	3.750%, 03/04/25	1,350	1,294,848
	4.100%, 02/09/27	1,592	1,429,020
	Discovery Communications LLC
	3.900%, 11/15/24	2,249	2,188,172
	3.450%, 03/15/25	888	854,094
	3.950%, 03/20/28	1,682	1,519,123
	Dominion Energy, Inc.
	1.450%, 04/15/26	3	2,698
	Dover Corp.
	3.150%, 11/15/25	83	78,805
	DTE Energy Co.
	1.050%, 06/01/25	912	842,497
	Duke Energy Corp.
	3.750%, 04/15/24	546	540,656
	3.100%, 06/15/28	4,250	4,262,893
	Duquesne Light Holdings, Inc.
Ω	3.616%, 08/01/27	650	577,260
	DXC Technology Co.
	1.800%, 09/15/26	6,702	5,874,015
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	4,941	4,763,616
	3.600%, 12/15/24	213	207,139
	Eastman Chemical Co.
	3.800%, 03/15/25	2,899	2,802,941
	eBay, Inc.
#	3.450%, 08/01/24	87	84,933
	Ecolab, Inc.
	2.625%, 07/08/25	3,000	3,099,030
	Edison International
	3.550%, 11/15/24	2,444	2,373,860
	4.950%, 04/15/25	3,425	3,355,833
	4.700%, 08/15/25	2,805	2,725,307
#	5.750%, 06/15/27	1,235	1,214,030
	4.125%, 03/15/28	309	281,076
	Elevance Health, Inc.
	3.500%, 08/15/24	4,802	4,707,882
	3.350%, 12/01/24	2,941	2,862,738
	2.375%, 01/15/25	4,733	4,541,337
	3.650%, 12/01/27	50	46,061
	4.101%, 03/01/28	2,647	2,472,691
	Energy Transfer, LP
	4.900%, 02/01/24	164	163,422
	4.250%, 04/01/24	93	92,210

49

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	4.500%, 04/15/24	475	$471,324
	4.050%, 03/15/25	693	673,638
	2.900%, 05/15/25	1,536	1,463,188
	5.950%, 12/01/25	1,527	1,519,470
	3.900%, 07/15/26	96	90,706
	4.400%, 03/15/27	1,374	1,294,137
	4.200%, 04/15/27	1,871	1,752,201
	5.500%, 06/01/27	500	487,664
	4.950%, 05/15/28	937	886,010
	4.950%, 06/15/28	100	94,517
Entergy Corp.
	0.900%, 09/15/25	179	162,906
Enterprise Products Operating LLC
	3.900%, 02/15/24	545	541,952
	3.750%, 02/15/25	1,046	1,018,311
	4.150%, 10/16/28	50	46,470
EOG Resources, Inc.
	3.150%, 04/01/25	189	182,231
Equifax, Inc.
	2.600%, 12/01/24	500	481,722
	2.600%, 12/15/25	101	94,318
	3.250%, 06/01/26	118	109,371
	5.100%, 06/01/28	50	47,722
Equinix, Inc.
	2.625%, 11/18/24	639	616,988
	1.450%, 05/15/26	2,583	2,307,003
	1.800%, 07/15/27	864	739,518
	2.000%, 05/15/28	200	166,820
Equitable Holdings, Inc.
	7.000%, 04/01/28	1,920	1,965,376
	4.350%, 04/20/28	2,496	2,284,715
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	4,434	4,337,745
Ω	3.800%, 11/01/25	203	194,910
Ω	3.300%, 12/01/26	2,425	2,243,196
Ω	4.600%, 05/01/28	3,050	2,904,527
ERP Operating, LP
	3.500%, 03/01/28	3,000	2,721,658
Evergy, Inc.
	2.450%, 09/15/24	100	96,823
Evernorth Health, Inc.
#	3.500%, 06/15/24	476	466,992
Eversource Energy
	3.150%, 01/15/25	161	155,701
	0.800%, 08/15/25	555	506,860
	5.450%, 03/01/28	50	48,811
Expedia Group, Inc.
	5.000%, 02/15/26	459	448,656
	3.800%, 02/15/28	18	16,292
Experian Finance PLC
	0.739%, 10/29/25, MTN	2,000	2,210,917
Extra Space Storage, LP
	5.700%, 04/01/28	50	48,724

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Exxon Mobil Corp.
	3.176%, 03/15/24	590	$584,607
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	2,167	2,117,936
	Fidelity National Financial, Inc.
	4.500%, 08/15/28	1,185	1,089,688
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24	247	242,519
	Fifth Third BanCorp
	3.650%, 01/25/24	1,390	1,380,071
#	2.375%, 01/28/25	1,156	1,098,479
	2.550%, 05/05/27	1,050	906,879
	3.950%, 03/14/28	2,000	1,787,974
	First American Financial Corp.
	4.600%, 11/15/24	440	433,684
	Fiserv, Inc.
	2.750%, 07/01/24	991	969,515
	Five Corners Funding Trust
Ω	4.419%, 11/15/23	300	299,760
	Flex, Ltd.
	4.750%, 06/15/25	1,047	1,019,470
	3.750%, 02/01/26	5,257	4,977,223
	6.000%, 01/15/28	705	697,869
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25	1,220	1,178,951
	Franklin Resources, Inc.
	2.850%, 03/30/25	1,255	1,198,975
	GATX Corp.
	4.350%, 02/15/24	97	96,440
	3.250%, 03/30/25	338	324,300
	3.250%, 09/15/26	2,396	2,217,730
	General Mills, Inc.
	3.650%, 02/15/24	366	363,705
	4.000%, 04/17/25	63	61,310
	General Motors Co.
	6.125%, 10/01/25	785	783,606
	General Motors Financial Co., Inc.
	5.100%, 01/17/24	29	28,923
	1.050%, 03/08/24	1,644	1,614,790
	3.950%, 04/13/24	60	59,330
	1.200%, 10/15/24	860	818,611
	4.000%, 01/15/25	750	729,219
	2.900%, 02/26/25	285	272,115
	4.350%, 04/09/25	183	177,444
	2.750%, 06/20/25	454	427,964
	4.300%, 07/13/25	553	534,061
#	6.050%, 10/10/25	300	298,766
	5.250%, 03/01/26	1,400	1,364,448
	4.000%, 10/06/26	894	835,865
	4.350%, 01/17/27	263	247,050
	2.350%, 02/26/27	445	391,198
	5.000%, 04/09/27	93	88,923

50

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	2.700%, 08/20/27	463	$404,503
	6.000%, 01/09/28	178	174,809
Georgia-Pacific LLC
Ω	0.625%, 05/15/24	7,255	7,050,565
Ω	3.600%, 03/01/25	1,078	1,047,103
Ω	1.750%, 09/30/25	650	602,698
	7.375%, 12/01/25	130	133,475
Gilead Sciences, Inc.
	3.700%, 04/01/24	1,557	1,542,285
	3.500%, 02/01/25	1,537	1,493,545
	3.650%, 03/01/26	513	489,752
GlaxoSmithKline Capital PLC
#	3.000%, 06/01/24	265	260,833
Global Payments, Inc.
	1.500%, 11/15/24	1,769	1,683,213
	2.650%, 02/15/25	2,888	2,753,490
	1.200%, 03/01/26	877	781,936
	4.800%, 04/01/26	378	365,120
	2.150%, 01/15/27	3,407	2,993,984
	4.450%, 06/01/28	1,374	1,265,002
Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24	695	690,494
	3.850%, 07/08/24, MTN	1,453	1,431,490
	3.500%, 01/23/25	2,358	2,283,230
	3.375%, 03/27/25	3,850	4,029,057
	3.750%, 05/22/25	1,029	991,735
	3.750%, 02/25/26	1,000	948,684
Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27	4,786	4,228,434
Ω	6.500%, 03/10/28	400	391,668
Harley-Davidson, Inc.
	3.500%, 07/28/25	1,474	1,401,774
HCA, Inc.
	5.375%, 02/01/25	763	754,904
	7.690%, 06/15/25	219	223,604
	5.200%, 06/01/28	2,079	1,979,443
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25	6,308	5,863,657
Healthcare Realty Holdings, LP
	3.500%, 08/01/26	400	370,194
	3.750%, 07/01/27	446	407,249
Hess Corp.
	3.500%, 07/15/24	963	944,987
Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	904	886,621
	5.250%, 07/01/28	837	808,200
Host Hotels & Resorts, LP
	4.000%, 06/15/25	830	796,606
HP, Inc.
	3.000%, 06/17/27	63	56,743
Humana, Inc.
	3.850%, 10/01/24	1,296	1,270,697

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.950%, 03/15/27	62	$58,459
Huntington Bancshares, Inc.
2.625%, 08/06/24	420	406,842
4.000%, 05/15/25	1,362	1,304,998
Hyatt Hotels Corp.
4.375%, 09/15/28	2,891	2,646,605
Illinois Tool Works, Inc.
3.500%, 03/01/24	595	590,530
Illumina, Inc.
5.750%, 12/13/27	1,100	1,074,804
Intel Corp.
2.875%, 05/11/24	858	845,327
3.150%, 05/11/27	200	184,345
Intercontinental Exchange, Inc.
3.750%, 09/21/28	3,000	2,737,620
International Business Machines Corp.
3.625%, 02/12/24	958	952,198
3.000%, 05/15/24	2,876	2,834,071
7.000%, 10/30/25	52	53,508
3.300%, 05/15/26	321	303,592
International Flavors & Fragrances, Inc.
4.450%, 09/26/28	1,800	1,646,223
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24	1,019	1,007,914
Interstate Power and Light Co.
3.250%, 12/01/24	2,571	2,497,422
4.100%, 09/26/28	3,297	3,053,902
J M Smucker Co. (The)
3.500%, 03/15/25	165	159,706
Jabil, Inc.
1.700%, 04/15/26	2,393	2,156,894
4.250%, 05/15/27	162	152,022
Jackson Financial, Inc.
# 5.170%, 06/08/27	963	918,463
Jacobs Engineering Group, Inc.
6.350%, 08/18/28	6,744	6,706,504
Janus Henderson US Holdings, Inc.
4.875%, 08/01/25	1,616	1,576,940
Jefferies Financial Group, Inc.
1.000%, 07/19/24, MTN	2,000	2,064,139
4.850%, 01/15/27	1,357	1,289,663
6.450%, 06/08/27	531	527,428
5.875%, 07/21/28	6,117	5,904,777
John Deere Capital Corp.
3.450%, 01/10/24, MTN	529	526,508
# 3.350%, 06/12/24, MTN	1,911	1,883,080
JPMorgan Chase & Co.
3.875%, 02/01/24	732	728,408
# 3.625%, 05/13/24	1,650	1,629,393
3.300%, 04/01/26	516	486,243
Juniper Networks, Inc.
1.200%, 12/10/25	176	158,954

51

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Kemper Corp.
4.350%, 02/15/25	2,353	$2,274,501
Keurig Dr Pepper, Inc.
3.400%, 11/15/25	2,487	2,373,885
Keysight Technologies, Inc.
4.550%, 10/30/24	160	157,502
Kimco Realty OP LLC
2.700%, 03/01/24	4,890	4,829,462
3.300%, 02/01/25	1,860	1,792,332
3.850%, 06/01/25	198	188,797
2.800%, 10/01/26	300	273,869
Kinder Morgan Energy Partners, LP
4.300%, 05/01/24	100	99,095
4.250%, 09/01/24	1,237	1,216,494
Kinder Morgan, Inc.
4.300%, 06/01/25	1,555	1,513,509
Laboratory Corp. of America Holdings
3.250%, 09/01/24	153	149,569
3.600%, 02/01/25	361	350,551
Lazard Group LLC
3.750%, 02/13/25	3,715	3,594,936
3.625%, 03/01/27	2,531	2,289,129
4.500%, 09/19/28	625	575,488
Lear Corp.
3.800%, 09/15/27	67	61,377
Legg Mason, Inc.
3.950%, 07/15/24	3,440	3,392,931
4.750%, 03/15/26	2,074	2,022,646
Leggett & Platt, Inc.
3.800%, 11/15/24	77	75,504
Lennar Corp.
4.500%, 04/30/24	410	406,726
4.750%, 05/30/25	616	603,089
Lincoln National Corp.
3.350%, 03/09/25	486	467,282
# 3.800%, 03/01/28	4,796	4,274,594
Loews Corp.
3.750%, 04/01/26	440	420,819
LyondellBasell Industries NV
5.750%, 04/15/24	900	898,049
Marathon Petroleum Corp.
3.625%, 09/15/24	895	875,259
4.700%, 05/01/25	536	524,831
5.125%, 12/15/26	221	216,321
Marriott International, Inc.
3.600%, 04/15/24	357	352,922
Marsh & McLennan Cos., Inc.
3.875%, 03/15/24	1,004	996,323
3.500%, 06/03/24	4,913	4,841,269
Mastercard, Inc.
3.375%, 04/01/24	235	232,762
Medtronic Global Holdings SCA
0.250%, 07/02/25	1,000	993,852

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	2.980%, 10/15/25	1,000	$980,911
Meta Platforms, Inc.
	4.600%, 05/15/28	2,000	1,938,676
MetLife, Inc.
	3.600%, 04/10/24	3,809	3,770,008
	3.000%, 03/01/25	107	102,935
Micron Technology, Inc.
	4.185%, 02/15/27	843	789,149
	5.375%, 04/15/28	1,610	1,545,450
Molson Coors Beverage Co.
	3.000%, 07/15/26	864	802,533
Morgan Stanley
	3.875%, 04/29/24	4,015	3,976,791
	3.700%, 10/23/24	2,212	2,162,177
	3.125%, 07/27/26, MTN	929	859,463
	6.250%, 08/09/26, MTN	476	476,988
MPLX, LP
	4.875%, 12/01/24	822	810,411
	4.000%, 02/15/25	3,299	3,212,601
	4.875%, 06/01/25	359	351,935
	1.750%, 03/01/26	863	783,003
	4.125%, 03/01/27	124	116,452
	4.000%, 03/15/28	53	48,554
Mylan, Inc.
	4.200%, 11/29/23	729	727,842
	4.550%, 04/15/28	3,000	2,730,628
National Fuel Gas Co.
	5.200%, 07/15/25	647	635,749
	5.500%, 10/01/26	50	48,890
National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	200	196,956
	1.000%, 10/18/24, MTN	1,379	1,317,288
	1.875%, 02/07/25, MTN	73	69,463
National Securities Clearing Corp.
Ω	5.100%, 11/21/27	1,800	1,764,546
Nestle Holdings, Inc.
Ω	0.375%, 01/15/24	1,088	1,076,145
Ω	0.625%, 01/15/26	67	60,362
NetApp, Inc.
	3.300%, 09/29/24	787	766,438
	1.875%, 06/22/25	1,964	1,838,133
NextEra Energy Capital Holdings, Inc.
	4.200%, 06/20/24	1,865	1,843,263
NNN REIT, Inc.
	3.900%, 06/15/24	1,161	1,143,003
Nucor Corp.
	3.950%, 05/23/25	217	210,269
	2.000%, 06/01/25	3,441	3,238,353
	4.300%, 05/23/27	122	116,455
	3.950%, 05/01/28	100	93,040
Nuveen Finance LLC
Ω	4.125%, 11/01/24	5,961	5,816,309

52

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,548	$1,509,998
ONEOK Partners LP
	4.900%, 03/15/25	872	856,489
ONEOK, Inc.
	2.750%, 09/01/24	338	328,495
	2.200%, 09/15/25	1,668	1,554,369
#	5.850%, 01/15/26	1,938	1,936,077
	4.000%, 07/13/27	51	47,409
	4.550%, 07/15/28	100	93,228
Oracle Corp.
	3.400%, 07/08/24	915	898,805
	2.950%, 11/15/24	225	218,207
	2.500%, 04/01/25	297	283,321
	2.950%, 05/15/25	114	109,111
	1.650%, 03/25/26	1,293	1,172,736
Ovintiv, Inc.
	5.375%, 01/01/26	4,175	4,102,943
Paramount Global
	4.750%, 05/15/25	72	70,342
Parker-Hannifin Corp.
	2.700%, 06/14/24	875	856,405
	3.650%, 06/15/24	716	705,507
	3.300%, 11/21/24, MTN	429	417,262
PayPal Holdings, Inc.
	2.400%, 10/01/24	2,706	2,624,096
Penske Truck Leasing Co. Lp/PTL Finance Corp.
Ω	6.050%, 08/01/28	322	315,910
Penske Truck Leasing Co., LP/PTL Finance Corp.
Ω	3.450%, 07/01/24	778	764,679
Ω	2.700%, 11/01/24	629	607,024
Ω	3.950%, 03/10/25	2,771	2,683,041
Ω	4.000%, 07/15/25	2,584	2,486,240
Ω	4.450%, 01/29/26	390	372,982
Ω	1.700%, 06/15/26	539	478,437
Ω	3.400%, 11/15/26	1,159	1,065,095
Ω	5.875%, 11/15/27	200	195,036
Ω	5.700%, 02/01/28	1,500	1,449,072
Ω	5.550%, 05/01/28	300	288,868
Philip Morris International, Inc.
	2.875%, 05/01/24	884	871,023
	0.625%, 11/08/24	900	917,888
	3.250%, 11/10/24	3,362	3,274,459
	5.125%, 11/15/24	300	297,947
	4.875%, 02/15/28	4,000	3,843,889
#	3.125%, 03/02/28	151	135,218
	5.250%, 09/07/28	450	437,912
Phillips 66
	3.850%, 04/09/25	2,913	2,830,780

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Plains All American Pipeline, LP/PAA Finance Corp.
3.600%, 11/01/24	1,618	$1,577,328
4.650%, 10/15/25	313	303,182
PNC Bank NA
2.500%, 08/27/24	1,050	1,019,626
3.300%, 10/30/24	2,250	2,191,811
2.950%, 02/23/25	350	335,539
3.250%, 06/01/25, MTN	700	668,867
3.100%, 10/25/27	1,250	1,113,926
PNC Financial Services Group, Inc. (The)
2.200%, 11/01/24	1,718	1,651,766
3.150%, 05/19/27	450	406,825
PPG Industries, Inc.
# 2.400%, 08/15/24	1,241	1,205,856
1.875%, 06/01/25	1,300	1,327,785
1.200%, 03/15/26	2,589	2,322,975
PPL Capital Funding, Inc.
3.100%, 05/15/26	897	838,481
Principal Financial Group, Inc.
3.400%, 05/15/25	594	570,332
3.100%, 11/15/26	2,378	2,192,571
Prologis, LP
# 4.875%, 06/15/28	7,000	6,733,458
Prudential Financial, Inc.
1.500%, 03/10/26	950	858,606
Public Service Enterprise Group, Inc.
2.875%, 06/15/24	1,506	1,475,119
0.800%, 08/15/25	1,346	1,231,159
Public Storage Operating Co.
1.850%, 05/01/28	400	338,732
PulteGroup, Inc.
5.500%, 03/01/26	1,124	1,110,186
# 5.000%, 01/15/27	400	388,721
PVH Corp.
4.625%, 07/10/25	8,133	7,802,778
Quest Diagnostics, Inc.
4.250%, 04/01/24	67	66,520
3.500%, 03/30/25	333	321,287
Realty Income Corp.
4.600%, 02/06/24	225	224,029
3.875%, 07/15/24	3,606	3,555,052
3.875%, 04/15/25	3,512	3,406,394
4.625%, 11/01/25	2,106	2,053,137
4.875%, 06/01/26	282	274,628
4.125%, 10/15/26	666	633,564
# 3.000%, 01/15/27	1,447	1,319,710
3.950%, 08/15/27	259	240,491
3.400%, 01/15/28	926	833,528
3.650%, 01/15/28	145	131,787
2.200%, 06/15/28	2,050	1,728,664
Republic Services, Inc.
2.500%, 08/15/24	85	82,689

53

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Roche Holdings, Inc.
Ω	1.882%, 03/08/24	474	$467,624
	Ross Stores, Inc.
	3.375%, 09/15/24	2,650	2,591,969
	4.600%, 04/15/25	1,452	1,424,695
	0.875%, 04/15/26	1,672	1,480,361
	4.700%, 04/15/27	50	47,960
	Royalty Pharma PLC
	1.200%, 09/02/25	1,707	1,556,534
	1.750%, 09/02/27	83	70,673
	RTX Corp.
	3.200%, 03/15/24	314	310,766
	3.150%, 12/15/24	742	719,269
	3.500%, 03/15/27	949	877,482
	Ryder System, Inc.
	3.650%, 03/18/24, MTN	346	342,828
	2.500%, 09/01/24, MTN	2,399	2,327,769
	4.625%, 06/01/25, MTN	225	220,056
	3.350%, 09/01/25, MTN	114	108,916
	2.900%, 12/01/26	810	737,635
	5.250%, 06/01/28, MTN	300	288,753
	Schlumberger Finance BV
	4.010%, 10/15/24	100	101,683
	Schlumberger Holdings Corp.
Ω	3.750%, 05/01/24	150	148,431
Ω	3.900%, 05/17/28	5,662	5,218,668
	Sempra
	3.300%, 04/01/25	355	341,386
	Sherwin-Williams Co. (The)
	4.050%, 08/08/24	171	168,455
	3.450%, 08/01/25	143	137,068
	Simon Property Group, LP
	2.000%, 09/13/24	2,676	2,583,498
#	3.375%, 10/01/24	2,351	2,294,667
	3.500%, 09/01/25	1,231	1,179,285
	3.300%, 01/15/26	2,451	2,317,886
	3.375%, 12/01/27	400	362,294
	1.750%, 02/01/28	385	323,193
	Sky, Ltd.
	1.875%, 11/24/23, MTN	1,300	1,372,226
	Southern Power Co.
	4.150%, 12/01/25	92	88,827
	0.900%, 01/15/26	70	62,707
	Southwest Airlines Co.
	5.250%, 05/04/25	203	199,693
	5.125%, 06/15/27	1,789	1,726,216
	Southwest Gas Corp.
	5.450%, 03/23/28	2,283	2,229,187
	Southwestern Electric Power Co.
	1.650%, 03/15/26	906	820,089
	4.100%, 09/15/28	600	549,727
	Spirit Realty, LP
	4.450%, 09/15/26	1,044	995,186
	3.200%, 01/15/27	1,780	1,610,987

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	2.100%, 03/15/28	170	$141,698
	Stanley Black & Decker, Inc.
#	6.000%, 03/06/28	9,650	9,639,724
	State Street Corp.
	3.300%, 12/16/24	1,095	1,063,704
	Steel Dynamics, Inc.
	2.800%, 12/15/24	702	676,215
	2.400%, 06/15/25	1,572	1,480,372
	Stellantis Finance US, Inc.
	1.711%, 01/29/27	350	303,966
Ω	1.711%, 01/29/27	3,745	3,252,438
	Stryker Corp.
	3.375%, 05/15/24	581	573,459
	Sysco Corp.
	3.750%, 10/01/25	750	718,619
	Targa Resources Corp.
	5.200%, 07/01/27	200	193,516
	TCI Communications, Inc.
	7.875%, 02/15/26	49	51,148
	Texas Instruments, Inc.
	2.625%, 05/15/24	1,971	1,937,243
	Textron, Inc.
	4.000%, 03/15/26	127	121,576
	Thermo Fisher Scientific Finance I BV
	2.960%, 11/18/23	2,000	2,110,131
	2.950%, 11/18/25	1,000	977,526
	Timken Co. (The)
	3.875%, 09/01/24	550	539,676
	Toll Brothers Finance Corp.
	4.875%, 03/15/27	38	36,202
	4.350%, 02/15/28	5,799	5,325,997
	Transcontinental Gas Pipe Line Co. LLC
	7.850%, 02/01/26	328	338,647
	Trimble, Inc.
	4.750%, 12/01/24	845	831,907
	Truist Bank
	3.200%, 04/01/24	372	367,581
	2.150%, 12/06/24	914	872,785
	1.500%, 03/10/25	1,225	1,146,177
	Truist Financial Corp.
	2.500%, 08/01/24, MTN	1,851	1,799,985
	2.850%, 10/26/24, MTN	1,887	1,822,319
	4.000%, 05/01/25	50	48,042
	Union Pacific Corp.
	3.646%, 02/15/24	188	186,749
#	3.150%, 03/01/24	500	495,656
	3.750%, 03/15/24	267	264,869
	3.250%, 01/15/25	106	103,013
	UnitedHealth Group, Inc.
	3.500%, 02/15/24	200	198,597
	2.375%, 08/15/24	906	882,588

54

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
US BanCorp
3.700%, 01/30/24, MTN	210	$208,864
0.850%, 06/07/24, MTN	9,000	9,302,229
3.150%, 04/27/27, MTN	250	225,659
# 3.900%, 04/26/28, MTN	2,200	2,000,245
US Bank NA
2.050%, 01/21/25	1,050	999,467
2.800%, 01/27/25	2,300	2,206,634
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	2,240	2,098,182
Valero Energy Corp.
2.850%, 04/15/25	50	47,800
Ventas Realty, LP
3.500%, 04/15/24	1,190	1,172,404
3.750%, 05/01/24	1,021	1,006,449
2.650%, 01/15/25	1,009	965,125
3.500%, 02/01/25	5,689	5,481,763
4.125%, 01/15/26	485	463,479
3.250%, 10/15/26	833	764,438
3.850%, 04/01/27	150	138,809
VeriSign, Inc.
5.250%, 04/01/25	1,071	1,058,289
Verizon Communications, Inc.
0.750%, 03/22/24	392	384,279
VF Corp.
2.400%, 04/23/25	2,842	2,675,616
2.800%, 04/23/27	850	747,014
Viatris, Inc.
# 1.650%, 06/22/25	2,962	2,751,082
2.300%, 06/22/27	30	25,719
Walgreens Boots Alliance, Inc.
# 3.800%, 11/18/24	1,504	1,460,683
3.450%, 06/01/26	533	485,781
Walt Disney Co. (The)
1.750%, 08/30/24	197	190,581
3.700%, 09/15/24	1,518	1,492,830
WEC Energy Group, Inc.
3.550%, 06/15/25	50	48,080
Wells Fargo & Co.
0.500%, 04/26/24, MTN	2,850	2,959,955
2.125%, 06/04/24, MTN	2,700	2,818,894
3.300%, 09/09/24, MTN	905	883,664
3.000%, 02/19/25	1,855	1,784,343
2.000%, 07/28/25, MTN	500	565,831
3.000%, 04/22/26	440	408,817
3.000%, 10/23/26	1,774	1,625,092
Welltower OP LLC
4.000%, 06/01/25	919	888,281
Western Union Co. (The)
1.350%, 03/15/26	347	308,781
Whirlpool Corp.
4.000%, 03/01/24	95	94,398
3.700%, 05/01/25	1,569	1,518,598

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Williams Cos., Inc. (The)
4.300%, 03/04/24	846	$840,721
4.550%, 06/24/24	1,317	1,303,335
3.900%, 01/15/25	857	834,515
4.000%, 09/15/25	491	472,080
Willis North America, Inc.
3.600%, 05/15/24	1,331	1,312,133
Wisconsin Electric Power Co.
3.100%, 06/01/25	16	15,378
WP Carey, Inc.
4.600%, 04/01/24	190	188,533
4.000%, 02/01/25	310	301,777
WRKCo, Inc.
3.000%, 09/15/24	613	597,065
3.750%, 03/15/25	203	196,148
4.650%, 03/15/26	32	31,005
3.900%, 06/01/28	154	139,875
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	101	97,574

TOTAL UNITED STATES		788,392,397

TOTAL BONDS		1,442,801,931

U.S. TREASURY OBLIGATIONS — (11.1%)
U.S. Treasury Bills
5.040%, 11/02/23	2,395	2,394,651
5.320%, 11/24/23	661	658,767
U.S. Treasury Notes
0.500%, 11/30/23	1,305	1,299,958
0.750%, 12/31/23	21,672	21,505,922
0.125%, 01/15/24	848	838,957
0.875%, 01/31/24	7,886	7,797,899
0.125%, 02/15/24	1,942	1,911,998
1.500%, 02/29/24	5,759	5,684,763
2.125%, 02/29/24	36	35,603
0.250%, 03/15/24	23,404	22,960,800
0.375%, 04/15/24	3,490	3,410,734
2.000%, 04/30/24	2,102	2,066,052
2.500%, 04/30/24	16,809	16,561,461
2.500%, 05/15/24	244	240,121
0.250%, 05/15/24	447	434,568
2.500%, 05/31/24	11,906	11,700,436
0.250%, 06/15/24	1,411	1,366,024
1.750%, 06/30/24	133	129,753
3.000%, 06/30/24	4,142	4,074,045
0.375%, 07/15/24	3,236	3,122,614
3.000%, 07/31/24	7,753	7,611,568
0.375%, 08/15/24	327	314,201
3.250%, 08/31/24	1,461	1,433,956
0.375%, 09/15/24	1,863	1,782,440
4.250%, 09/30/24	388	383,817
0.625%, 10/15/24	1,473	1,407,290
2.000%, 02/15/25	1,500	1,438,652
5.568%, 10/31/25	12,000	12,001,484

55

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
U.S. Treasury Notes
4.625%, 09/30/28	53,500	$53,015,156
TOTAL U.S. TREASURY OBLIGATIONS		187,583,690

COMMERCIAL PAPER — (1.7%)
CANADA — (0.8%)
PSP Capital, Inc.
5.740%, 05/03/24	15,000	14,570,003

TOTAL CANADA		14,570,003

	Face Amount^	Value†
	(000)
GERMANY — (0.9%)
Kreditanstalt Fur Wiederaufbau
5.580%, 03/01/24	15,000	$14,721,400

TOTAL GERMANY		14,721,400

TOTAL COMMERCIAL PAPER		29,291,403

TOTAL INVESTMENT SECURITIES — (98.3%) (Cost $1,694,643,499)		1,664,209,125

	Shares	Value
SECURITIES LENDING COLLATERAL — (1.7%)
The DFA Short Term
@§ Investment Fund	2,456,726	28,416,957

TOTAL INVESTMENTS — (100.0%) (Cost $1,723,060,456)		$1,692,626,082

Forward Currency Contracts

As of October 31, 2023, Dimensional Short-Duration Fixed Income ETF had entered into the following forward currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	26,552,695	AUD	41,827,994	State Street Bank and Trust	01/03/24	$12,941
USD	1,350,787	AUD	2,101,128	State Street Bank and Trust	01/03/24	17,627
AUD	615,954	USD	389,739	State Street Bank and Trust	01/03/24	1,083
USD	3,936,113	AUD	6,164,576	UBS Warburg	01/03/24	24,705
USD	7,168,062	AUD	11,217,080	UBS Warburg	01/03/24	50,854
USD	32,176,425	EUR	30,325,725	Morgan Stanley and Co. International	01/05/24	20,303
USD	1,223,116	CAD	1,677,482	State Street Bank and Trust	01/08/24	13,243
USD	10,864,228	GBP	8,817,614	State Street Bank and Trust	01/11/24	158,086
USD	60,759,522	EUR	57,087,591	State Street Bank and Trust	01/22/24	179,276
USD	2,804,888	CAD	3,870,774	Morgan Stanley and Co. International	01/25/24	12,396

Total Appreciation						$490,514

USD	5,148,688	AUD	8,147,149	State Street Bank and Trust	01/03/24	$(20,657)
USD	70,538,879	EUR	66,532,699	State Street Bank and Trust	01/18/24	(51,454)
EUR	27,639,687	USD	29,382,463	State Street Bank and Trust	01/18/24	(57,114)

Total (Depreciation)						$(129,225)

Total Appreciation (Depreciation)						$361,289

56

DIMENSIONAL SHORT-DURATION FIXED INCOME ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations
United States	$—	$4,532,101	$—	$4,532,101
Bonds
Australia	—	32,855,519	—	32,855,519
Austria	—	5,061,428	—	5,061,428
Belgium	—	1,722,558	—	1,722,558
Canada	—	122,431,325	—	122,431,325
Denmark	—	2,370,716	—	2,370,716
Finland	—	4,344,330	—	4,344,330
France	—	64,616,725	—	64,616,725
Germany	—	73,840,999	—	73,840,999
Ireland	—	11,294,446	—	11,294,446
Italy	—	9,825,219	—	9,825,219
Japan	—	115,287,709	—	115,287,709
Luxembourg	—	3,327,361	—	3,327,361
Netherlands	—	42,028,799	—	42,028,799
Norway	—	11,966,380	—	11,966,380
Portugal	—	433,559	—	433,559
Spain	—	26,398,618	—	26,398,618
Supranational	—	28,999,077	—	28,999,077
Sweden	—	30,160,867	—	30,160,867
Switzerland	—	16,378,378	—	16,378,378
United Kingdom	—	51,065,521	—	51,065,521
United States	—	788,392,397	—	788,392,397
U.S. Treasury Obligations
United States	—	187,583,690	—	187,583,690
Commercial Paper	—	29,291,403	—	29,291,403
Securities Lending Collateral	—	28,416,957	—	28,416,957
Forward Currency Contracts**	—	361,289	—	361,289

Total Investments	$—	$1,692,987,371	$—	$1,692,987,371

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

57

DIMENSIONAL INFLATION-PROTECTED SECURITIES ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation-Protected Security
1.750%, 01/15/28	7,005	$9,921,725
3.625%, 04/15/28	14,929	29,573,356
0.750%, 07/15/28	25,033	28,324,424
2.500%, 01/15/29	23,690	33,833,319
0.875%, 01/15/29	33,863	37,911,014
3.875%, 04/15/29	17,256	34,369,809
0.250%, 07/15/29	35,835	38,065,865
0.125%, 01/15/30	34,896	35,950,966
0.125%, 07/15/30	33,155	34,011,813
0.125%, 01/15/31	28,308	28,161,762
0.125%, 07/15/31	17,941	17,199,836
0.125%, 01/15/32	15,782	14,408,241
3.375%, 04/15/32	8,303	15,214,047
2.125%, 02/15/40	12,065	16,011,398
2.125%, 02/15/41	14,049	18,354,081
0.750%, 02/15/42	12,510	12,276,790
TOTAL U.S. TREASURY OBLIGATIONS		403,588,446

INVESTMENT COMPANY — (0.0%)
UNITED STATES — (0.0%)
SSC GOVERNMENT MM GVMXX 5.300%,	48	48,035

TOTAL UNITED STATES		48,035

TOTAL INVESTMENT COMPANY		48,035

TOTAL INVESTMENT SECURITIES — (100.0%) (Cost $ 451,642,625)		403,636,481

TOTAL INVESTMENTS — (100.0%) (Cost $ 451,642,625)		$403,636,481

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations
United States	$—	$403,588,446	$—	$403,588,446
Investment Company	48,035	—	—	48,035

Total Investments	$48,035	$403,588,446	$—	$403,636,481

See accompanying Notes to Financial Statements.

58

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face Amount	Value†
		(000)
MUNICIPAL BONDS — (96.9%)
ALABAMA — (1.8%)
	Alabama Federal Aid Highway Finance Authority (RB)
¤	5.000%, 09/01/33 ETM, (Pre-refunded @ $100, 9/1/26)	3,025	$3,129,959
¤	4.000%, 09/01/34 (Pre-refunded @ $100, 9/1/24)	525	525,428
¤	5.000%, 09/01/35 ETM, (Pre-refunded @ $100, 9/1/26)	1,750	1,810,720
¤	5.000%, 09/01/36 ETM, (Pre-refunded @ $100, 9/1/26)	2,035	2,105,609
	Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
	5.000%, 02/01/24	45	45,073
	3.000%, 02/01/30	100	88,080
	Mobile County Board of School Commissioners (ST)
	5.000%, 03/01/25 (BAM)	30	30,361
	5.000%, 03/01/27 (BAM)	775	793,825
¤	Tuscaloosa City Board of Education (RB)
	5.000%, 08/01/46 ETM, (Pre-refunded @ $100, 8/1/26)	5,000	5,154,484
¤	Tuscaloosa County Board of Education (ST)
	5.000%, 02/01/43 ETM, (Pre-refunded @ $100, 2/1/27)	1,075	1,118,512
	Water Works Board of the City of Birmingham (The) (RB)
¤	5.000%, 01/01/32 ETM, (Pre-refunded @ $100, 1/1/27)	1,100	1,143,258
¤	5.000%, 01/01/43 ETM, (Pre-refunded @ $100, 1/1/27)	2,195	2,277,995

TOTAL ALABAMA			18,223,304

ALASKA — (0.1%)
	Municipality of Anchorage (GO), Series A
	5.000%, 09/01/33	565	592,502

	Face Amount	Value†
	(000)
ALASKA — (Continued)
State of Alaska International Airports System (RB), Series A
5.000%, 10/01/27	80	$81,091

TOTAL ALASKA		673,593

ARIZONA — (2.5%)
Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	185	186,070
Arizona State University (RB), Series A
5.000%, 07/01/28	3,435	3,493,922
City of Phoenix Civic Improvement Corp. (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/24)	190	191,341
5.000%, 07/01/37	25	25,309
City of Scottsdale (GO)
5.000%, 07/01/28	1,775	1,880,731
5.000%, 07/01/29	1,700	1,820,299
City of Tempe (GO)
5.000%, 07/01/28	1,495	1,584,052
4.000%, 07/01/29	1,010	1,013,081
5.000%, 07/01/35	1,860	2,032,086
5.000%, 07/01/36	890	962,818
Coconino County Unified School District No 1-Flagstaff (GO)
5.000%, 07/01/26	1,000	1,032,139
4.000%, 07/01/27	470	475,644
5.000%, 07/01/27	805	842,035
Maricopa County Elementary School District No 6 Washington (GO), Series A
5.000%, 07/01/30	590	628,854
Maricopa County High School District No 214 Tolleson Union High School (GO), Series 2017-B
5.000%, 07/01/33	1,000	1,050,053
Maricopa County Unified School District No 80 Chandler (GO), Series B
5.000%, 07/01/24	235	236,920
Maricopa County Unified School District No 97-Deer Valley (GO)
5.000%, 07/01/27	510	533,107
5.000%, 07/01/28	685	724,296
5.000%, 07/01/29	605	644,621

59

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
ARIZONA — (Continued)
	Maricopa County Union High School District No 210-Phoenix (GO), Series E
	5.000%, 07/01/24	450	$453,589
	Pinal County Electric District No. 3 (RB)
	5.000%, 07/01/28	25	26,215
	Salt River Project Agricultural Improvement & Power District (RB), Series A
	5.000%, 12/01/35	3,530	3,559,681

TOTAL ARIZONA			23,396,863

ARKANSAS — (0.2%)
	Arkansas Development Finance Authority (RB)
	5.000%, 09/01/28	215	220,505
	5.000%, 09/01/30	25	25,757
	City of Fort Smith AR Water & Sewer (RB)
	5.000%, 10/01/28	590	611,495
	5.000%, 10/01/30	900	927,310

TOTAL ARKANSAS			1,785,067

CALIFORNIA — (3.1%)
¤	Bay Area Toll Authority (RB)
	5.000%, 10/01/54 (Pre-refunded @ $ 100, 10/1/24)	250	252,909
	California Health Facilities Financing Authority (RB)
	4.000%, 10/01/24	220	219,994
	5.000%, 11/15/24	210	211,908
	California State Public Works Board (RB)
	5.000%, 05/01/25	550	559,880
	5.000%, 11/01/41	3,000	3,139,894
	California State University (RB)
¤	5.000%, 11/01/25 (Pre-refunded @ $ 100, 11/1/24)	510	516,508
¤	5.000%, 11/01/33 (Pre-refunded @ $ 100, 11/1/24)	45	45,574
	California Statewide Communities Development Authority (RB), Series A
	4.125%, 03/01/34	445	418,190
	City & County of San Francisco (GO), Series R1
	5.000%, 06/15/25	290	296,309
	El Camino Community College District Foundation (The) (GO), Series D
	3.000%, 08/01/24	540	535,165

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	Hesperia Community Redevelopment Agency Successor Agency (TA), Series A
	3.375%, 09/01/37 (AGM)	125	$99,895
	Livermore-Amador Valley Water Management Agency (RB)
	4.000%, 08/01/24	400	400,598
	Long Beach Bond Finance Authority (RB)
	5.000%, 08/01/26	170	176,196
¤	Los Angeles Community College District (GO), Series A
	5.000%, 08/01/30 ETM, (Pre-refunded @ $100, 8/1/24)	575	580,898
	Los Angeles Department of Water & Power (RB)
	4.000%, 07/01/24	260	260,709
	5.000%, 07/01/43	1,505	1,569,102
	Los Angeles Department of Water & Power Water System (RB), Series A
	5.000%, 07/01/24	140	141,291
	Los Angeles Unified School District (GO)
	5.000%, 07/01/25	725	740,137
	5.000%, 07/01/43	900	941,366
	Oakland Unified School District/Alameda County (GO)
	5.000%, 08/01/25 (AGM)	175	178,537
	Sacramento City Unified School District (GO)
	4.000%, 08/01/25 (AGM)	265	266,054
¤	San Diego Association of Governments (RB)
	5.000%, 11/15/25	125	126,400
	San Francisco City & County Airport Comm-San Francisco International Airport (RB), Series A
	4.000%, 05/01/26	230	231,122
	San Juan Unified School District (GO), Series 2012
	3.000%, 08/01/24	320	317,135
	State of California (GO)
	5.000%, 08/01/25	225	229,969
	5.000%, 10/01/25	555	568,437
	5.000%, 08/01/26	2,550	2,638,891
	5.000%, 12/01/26	2,315	2,405,473
	3.500%, 08/01/27	1,500	1,493,688
	5.000%, 12/01/27	1,500	1,577,834
	5.000%, 08/01/30	1,000	1,039,398

60

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/30	2,500	$2,703,520
5.000%, 10/01/31	1,000	1,086,509
4.000%, 03/01/36	2,725	2,682,509
4.000%, 10/01/36	1,000	961,045
Stockton Unified School District (COP)
5.000%, 02/01/29	500	521,594

TOTAL CALIFORNIA		30,134,638

COLORADO — (1.9%)
Adams & Arapahoe Joint School District 28J Aurora (GO)
5.000%, 12/01/26 (ST AID WITHHLDG)	800	829,139
Arapahoe County School District No 5 Cherry Creek (GO), Series C
5.000%, 12/15/31 (ST AID WITHHLDG)	2,020	2,112,932
Board of Water Commissioners City & County of Denver (The) (RB), Series B
5.000%, 09/15/25	710	724,207
City of Colorado Springs Co. Utilities System (RB), Series B
5.000%, 11/15/37	400	423,833
Colorado Health Facilities Authority (RB)
5.000%, 08/01/25	165	166,222
5.000%, 11/01/30	1,255	1,300,989
5.000%, 08/01/34	305	309,854
Colorado State Education Loan Program, Series A
5.000%, 06/28/24	2,500	2,517,654
County of Pueblo Co. (COP), Series A
5.000%, 07/01/29	1,200	1,256,716
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	150	151,361
Denver Health & Hospital Authority (RB), Series A
5.000%, 12/01/33	165	163,776
Douglas County School District No Re-1 Douglas & Elbert Counties (GO)
5.000%, 12/15/26 (ST AID WITHHLDG)	3,045	3,162,001
E-470 Public Highway Authority (RB)
5.000%, 09/01/26	715	736,703
5.000%, 09/01/36	60	62,636

		Face Amount	Value†
		(000)
COLORADO — (Continued)
	El Paso County School District No 2 Harrison (GO)
	5.000%, 12/01/34 (ST AID WITHHLDG)	2,000	$2,091,627
	Fossil Ridge Metropolitan District No. 3 (GO)
	5.000%, 12/01/29 (BAM)	65	67,884
¤	Garfield Pitkin & Eagle Counties School District No Re-1 Roaring Fork (GO), Series 1
	5.000%, 12/15/29 (ST AID WITHHLDG)	430	440,766
	Jefferson County School District R-1 (GO)
	5.000%, 12/15/34 (ST AID WITHHLDG)	4,190	4,392,347
	Weld County School District No 6 Greeley (GO)
	5.000%, 12/01/24 (ST AID WITHHLDG)	125	126,579

TOTAL COLORADO			21,037,226

CONNECTICUT — (0.9%)
	City of Bridgeport (GO)
	5.000%, 02/15/26	585	595,059
	5.000%, 08/15/26	130	132,839
	5.000%, 09/01/28	755	781,974
	City of New Haven (GO)
	5.000%, 08/01/26	195	197,416
	5.000%, 08/01/28 (AGM)	1,010	1,049,798
¤	5.000%, 08/01/31 (AGM)	700	705,838
	Connecticut State Health & Educational Facilities Authority (RB)
	5.000%, 07/01/27	520	526,654
	4.000%, 07/01/38	85	70,704
	State of Connecticut (GO)
	4.000%, 06/01/24	325	325,364
	5.000%, 06/15/26	155	157,466
	4.000%, 01/15/28	95	95,670
	5.000%, 10/15/29	1,735	1,783,605
	5.000%, 06/15/30	1,000	1,011,284
	State of Connecticut Special Tax (RB), Series A
	5.000%, 05/01/38	455	470,595
	University of Connecticut (RB)
	5.000%, 02/15/24	330	330,947
	5.000%, 04/15/27	175	181,788

TOTAL CONNECTICUT			8,417,001

61

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (The) (RB)
5.000%, 07/01/25	170	$173,109

DISTRICT OF COLUMBIA — (1.0%)
District of Columbia (GO)
5.000%, 06/01/25	375	381,925
5.000%, 06/01/27	500	522,594
5.000%, 06/01/30	5,285	5,307,040
District of Columbia (RB)
5.000%, 04/01/26	145	147,664
5.000%, 04/01/34	1,060	1,075,625
Washington Convention & Sports Authority (RB), Series A
5.000%, 10/01/26	200	206,450
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/29	1,125	1,157,393
5.000%, 07/01/33	1,515	1,552,206
5.000%, 07/01/34	400	409,410

TOTAL DISTRICT OF COLUMBIA		10,760,307

FLORIDA — (6.9%)
Alachua County School Board (COP)
5.000%, 07/01/29 (AGM)	2,330	2,447,342
Bay County School Board (COP)
5.000%, 07/01/26	645	662,432
5.000%, 07/01/27	1,010	1,048,735
Brevard County Health Facilities Authority (RB)
5.000%, 04/01/28	115	115,216
Central Florida Expressway Authority (RB)
4.000%, 07/01/30	915	893,123
4.000%, 07/01/34 (AGM)	525	506,576
City of Fort Lauderdale (GO)
5.000%, 07/01/29	545	581,265
5.000%, 07/01/30	575	618,813
City of Fort Lauderdale FL Water & Sewer (RB)
5.000%, 09/01/38	340	358,675
City of Gainesville FL Utilities System (RB), Series A
5.000%, 10/01/31	2,170	2,258,485
City of Hollywood (GO)
5.000%, 07/01/26	2,145	2,203,517
5.000%, 07/01/27	1,830	1,902,087
City of Tampa FL Sales Tax (RB)
5.000%, 10/01/26	235	243,431

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Broward FL Tourist Development Tax (RB)
4.000%, 09/01/36	1,500	$1,370,766
County of Hillsborough FL Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,350	1,399,124
5.000%, 05/01/29	1,255	1,320,679
County of Miami-Dade (GO)
5.000%, 07/01/24	975	981,754
5.000%, 07/01/25	4,000	4,074,440
5.000%, 07/01/27	225	229,041
5.000%, 07/01/28	1,000	1,056,487
5.000%, 07/01/29	6,665	6,789,026
County of Miami-Dade FL Aviation (RB)
5.000%, 10/01/25	65	65,531
4.000%, 10/01/34	35	33,555
Duval County Public Schools (COP), Series B
5.000%, 07/01/28	220	223,348
Duval County Public Schools (COP), Series A
5.000%, 07/01/29 (AGM)	555	586,407
Florida Department of Environmental Protection (RB), Series A
5.000%, 07/01/26	3,150	3,241,563
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	260	269,085
Florida Keys Aqueduct Authority (RB), Series B
5.000%, 09/01/25	1,335	1,361,146
Fort Pierce Utilities Authority (RB)
5.000%, 10/01/26 (AGM)	110	113,149
5.000%, 10/01/27 (AGM)	215	223,355
Hillsborough County School Board (COP)
5.000%, 07/01/27	165	170,133
5.000%, 07/01/28	1,810	1,867,484
5.000%, 07/01/30	435	451,094
Indian River County District School Board (COP), Series A
5.000%, 07/01/24	650	653,483
Manatee County School District (COP), Series A
5.000%, 07/01/30 (AGM)	2,000	2,122,056
Manatee County School District (RB)
5.000%, 10/01/30 (AGM)	85	87,443

62

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County Expressway Authority (RB)
5.000%, 07/01/24	1,500	$1,505,888
5.000%, 07/01/33	20	20,236
Okaloosa County School Board (COP), Series A
5.000%, 10/01/27	135	141,144
Orange County Health Facilities Authority (RB), Series A
5.000%, 10/01/29	335	348,482
Orlando Utilities Commission (RB), Series A
5.000%, 10/01/35	820	887,523
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	205	209,369
Palm Beach County School District (COP), Series B-C
5.000%, 08/01/27	780	813,192
Pasco County School Board (COP), Series A
5.000%, 08/01/36 (AGM)	1,015	1,060,902
School Board of Miami-Dade County (The)
5.000%, 06/18/24	1,500	1,509,050
School Board of Miami-Dade County (The) (COP)
5.000%, 02/01/26	285	290,288
5.000%, 02/01/29	185	188,104
5.000%, 11/01/30	560	564,194
School Board of Miami-Dade County (The) (GO), Series A
5.000%, 03/15/39 (BAM)	7,945	8,301,303
School District of Broward County (COP)
5.000%, 07/01/24	185	186,088
5.000%, 07/01/25	335	340,044
5.000%, 07/01/27	2,010	2,103,878
5.000%, 07/01/35	600	635,237
State of Florida (GO)
5.000%, 06/01/24	225	226,504
5.000%, 07/01/25	490	500,310
5.000%, 06/01/26	1,795	1,853,374
5.000%, 07/01/26	3,759	3,882,706
5.000%, 07/01/27	800	837,085
Volusia County School Board (COP), Series B
5.000%, 08/01/28	600	603,259
West Palm Beach Community Redevelopment Agency (TA)
5.000%, 03/01/28	40	40,755

TOTAL FLORIDA		69,578,761

		Face Amount	Value†
		(000)
GEORGIA — (2.3%)
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton (The) (RB)
	5.000%, 03/01/26	70	$70,921
	City of Atlanta (GO), Series A-1
	5.000%, 12/01/29	1,000	1,069,296
	Clarke County School District (GO)
	5.000%, 09/01/27 (ST AID WITHHLDG)	245	255,961
	Cobb County Kennestone Hospital Authority (RB)
	5.000%, 04/01/24	30	30,086
	5.000%, 04/01/25	45	45,434
¤	County of Forsyth (GO), Series A
	5.000%, 03/01/35 ETM, (Pre-refunded @ $100, 3/1/25)	1,010	1,025,815
	Development Authority for Fulton County (RB), Series A
	5.000%, 07/01/28	960	975,799
	Development Authority of Cobb County (The) (RB)
	5.000%, 09/01/26	255	262,120
	Gainesville & Hall County Hospital Authority (RB)
	5.000%, 02/15/26	800	810,968
	5.000%, 02/15/35	25	25,375
	Gwinnett County School District (GO), Series B
	5.000%, 08/01/27	5,045	5,292,063
	Municipal Electric Authority of Georgia (RB)
	5.000%, 11/01/29	1,000	1,039,054
	Private Colleges & Universities Authority (RB)
	5.000%, 10/01/26	335	342,554
	State of Georgia (GO)
	5.000%, 07/01/24	445	448,607
	5.000%, 08/01/24	870	877,961
	5.000%, 07/01/26	210	217,019
	4.000%, 01/01/27	5,010	5,060,193
	5.000%, 07/01/27	3,535	3,703,815
	5.000%, 07/01/36	1,505	1,644,563

TOTAL GEORGIA			23,197,604

HAWAII — (1.9%)
	City & County of Honolulu (GO)
	5.000%, 10/01/24	340	343,589
	5.000%, 10/01/25	200	204,285
	5.000%, 09/01/26	1,240	1,281,676
	5.000%, 10/01/26	400	407,994
	5.000%, 11/01/26	4,000	4,143,718
	5.000%, 10/01/27	1,600	1,629,610

63

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
HAWAII — (Continued)
County of Hawaii (GO), Series D
5.000%, 09/01/24	500	$504,736
State of Hawaii (GO)
5.000%, 10/01/26	510	527,442
5.000%, 01/01/27	3,485	3,615,716
4.000%, 10/01/30	6,460	6,411,691

TOTAL HAWAII		19,070,457

ILLINOIS — (3.1%)
Champaign Coles Et Al Counties Community College District No 505 (GO), Series B
4.000%, 12/01/23	990	989,934
Chicago O’Hare International Airport (RB)
5.000%, 01/01/26	890	908,022
5.000%, 01/01/28	205	208,275
5.000%, 01/01/33	490	494,147
5.250%, 01/01/36	90	89,930
Chicago Park District (GO), Series A
5.000%, 01/01/36	230	238,726
Chicago Transit Authority Capital Grant Receipts (RB)
5.000%, 06/01/24	1,735	1,739,764
5.000%, 06/01/26	100	101,673
5.000%, 06/01/28	750	773,389
City of Peoria (GO)
5.000%, 01/01/31 (AGM)	1,470	1,524,476
City of Springfield IL Electric (RB)
5.000%, 03/01/24	225	225,648
5.000%, 03/01/28	75	75,457
Coles Christian Clark Etc Counties Community College District No 517 Lake Land (GO), Series A
5.000%, 12/01/25	1,500	1,527,873
Cook & Will Counties Community College District No 515 (GO), Series B
5.000%, 12/01/26 (BAM)	320	329,400
Cook County Community Consolidated School District No 15 Palatine (GO)
5.000%, 12/01/23	630	630,458
5.000%, 06/15/36	1,050	1,097,633
Cook County Community Consolidated School District No. 34 Glenview (GO), Series 34-A
5.000%, 12/01/23	140	140,126
County of Cook (GO)

		Face Amount	Value†
		(000)
ILLINOIS — (Continued)
	5.000%, 11/15/25	825	$836,590
	5.000%, 11/15/26	510	521,084
	County of Cook IL Sales Tax (RB), Series A
	5.000%, 11/15/27	345	358,632
	County of Will IL (GO)
¤	5.000%, 11/15/31 ETM, (Pre-refunded @ $100, 11/15/25)	1,645	1,681,204
¤	5.000%, 11/15/34 ETM, (Pre-refunded @ $100, 11/15/25)	1,100	1,124,209
	Illinois Finance Authority (RB)
	5.000%, 11/15/26	145	146,303
	5.000%, 02/15/30	1,010	1,033,698
	5.000%, 02/15/31	540	552,958
	4.000%, 02/15/33	665	639,368
	5.000%, 08/15/34	550	570,264
	5.000%, 08/15/35	430	442,683
	Illinois State Toll Highway Authority (RB), Series A
	4.000%, 01/01/39	405	363,897
	Peoria County Community Unit School District No 323 (GO)
	4.000%, 04/01/29	1,990	1,991,809
	Sangamon County School District No 186 Springfield (GO)
	4.000%, 02/01/29 (AGM)	2,500	2,468,962
	4.000%, 02/01/31 (AGM)	35	33,928
	State of Illinois (GO)
	5.000%, 03/01/29	2,000	2,061,354
	5.000%, 03/01/33	1,000	1,024,893
	4.000%, 06/01/37	55	48,884
	University of Illinois (RB), Series A
	5.000%, 04/01/30	870	922,431
	Will County Community Unit School District No 201-U Crete-Monee (GO)
	5.000%, 01/01/24 (AGM)	275	275,382
	5.000%, 01/01/25 (AGM)	340	343,457
	5.000%, 01/01/27 (AGM)	175	178,609

TOTAL ILLINOIS			28,715,530

INDIANA — (0.2%)
	Greater Clark Building Corp. (RB)
	4.000%, 07/15/26 (ST INTERCEPT)	335	333,489

64

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
INDIANA — (Continued)
Indiana Finance Authority (RB)
5.000%, 07/01/29	100	$98,798
4.000%, 02/01/34	1,070	1,031,988
Indianapolis Local Public Improvement Bond Bank (RB), Series A
5.000%, 06/01/25	650	658,811

TOTAL INDIANA		2,123,086

IOWA — (0.7%)
Cedar Falls Community School District (GO)
4.000%, 06/01/28 (AGM)	880	886,840
City of Sioux City (GO), Series A
3.000%, 06/01/26	495	477,541
City of West Des Moines (GO), Series A
5.000%, 06/01/28	1,030	1,087,564
College Community School District (GO), Series C
3.000%, 06/01/26	455	436,758
Iowa Valley Community College District (GO)
4.000%, 06/01/26	1,450	1,457,153
Waukee Community School District (GO), Series A
5.000%, 06/01/37	3,590	3,738,626

TOTAL IOWA		8,084,482

KANSAS — (0.8%)
City of Leawood, Series 2023-1
5.000%, 09/01/24	4,500	4,536,743
City of Shawnee (GO), Series A
4.000%, 12/01/24	100	100,162
¤ Franklin County Unified School District No 290 Ottawa (GO), Series 290-A
5.000%, 09/01/31 ETM, (Pre-refunded @ $100, 9/1/25)	395	402,806
Johnson County Unified School District No 229 Blue Valley (GO), Series A
5.000%, 10/01/24	620	626,434
Kansas Development Finance Authority (RB)
5.000%, 04/01/26	455	465,458
5.000%, 05/01/28	1,515	1,596,827

TOTAL KANSAS		7,728,430

KENTUCKY — (1.4%)
County of Warren (RB), Series A
5.000%, 04/01/26	80	81,691

		Face Amount	Value†
		(000)
KENTUCKY — (Continued)
	Eastern Kentucky University (RB), Series A
	5.000%, 04/01/35 (BAM) (ST INTERCEPT)	1,100	$1,152,080
	Glasgow Independent School District Finance Corp. (RB)
	5.000%, 02/01/32 (ST INTERCEPT)	1,365	1,440,533
	Kentucky Municipal Power Agency (RB)
	5.000%, 09/01/24 (NATL)	155	156,038
	5.000%, 09/01/31 (NATL)	100	101,204
	Kentucky State Property & Building Commission (GO)
	5.000%, 04/01/33	1,500	1,528,054
	Kentucky State Property & Building Commission (RB)
	5.000%, 05/01/26	180	184,653
	5.000%, 11/01/26 (AGM)	100	103,249
	5.000%, 04/01/28	470	482,197
	5.000%, 05/01/30	25	26,275
	5.000%, 06/01/30	240	252,366
	5.000%, 05/01/36	500	512,487
	Kentucky Turnpike Authority (RB)
	5.000%, 07/01/25	325	329,999
	5.000%, 07/01/29	95	96,171
	Louisville and Jefferson County Metropolitan Sewer District (RB)
	5.000%, 05/15/42	2,390	2,477,310
	5.000%, 05/15/43	2,635	2,720,612
	Louisville/Jefferson County Metropolitan Government (RB)
	5.000%, 10/01/26	600	614,356

TOTAL KENTUCKY			12,259,275

LOUISIANA — (0.7%)
	Ascension Parish School Board (GO)
	5.000%, 03/01/26	195	199,256
	City of New Orleans (GO)
	5.000%, 12/01/24	2,000	2,020,391
	5.000%, 12/01/27	1,420	1,474,560
	5.000%, 12/01/29	750	787,802
	5.000%, 12/01/34	200	207,535
¤	City of New Orleans LA Sewerage Service (RB)
	5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/25)	215	219,004

65

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
City of New Orleans LA Water System (RB)
5.000%, 12/01/27	115	$116,485
East Ouachita Parish School District (GO)
4.000%, 03/01/26	250	249,509
Lafourche Parish School Board (GO)
5.000%, 03/01/29	60	63,035
St. Tammany Parish Wide School District No 12 (GO)
5.000%, 03/01/26	420	430,579
5.000%, 03/01/27	605	627,886
State of Louisiana (GO), Series A
5.000%, 03/01/25	470	476,382
¤ State of Louisiana Gasoline & Fuels Tax (RB), Series A
5.000%, 05/01/34 ETM, (Pre-refunded @ $100, 5/1/25)	1,075	1,091,646

TOTAL LOUISIANA		7,964,070

MAINE — (0.0%)
City of Portland (GO)
5.000%, 05/01/26	300	309,269
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/29	25	25,989
State of Maine (GO), Series D
5.000%, 06/01/28	360	380,586

TOTAL MAINE		715,844

MARYLAND — (3.9%)
City of Baltimore (GO)
5.000%, 10/15/25	120	122,738
5.000%, 10/15/26	1,460	1,511,961
County of Anne Arundel (GO)
5.000%, 04/01/26	2,495	2,569,730
5.000%, 10/01/27	1,005	1,056,717
County of Baltimore (GO)
5.000%, 03/01/27	3,920	4,083,247
County of Charles (GO)
5.000%, 10/01/29	1,505	1,616,860
County of Harford (GO), Series A
5.000%, 10/01/29	2,000	2,148,651
County of Howard (GO), Series A
5.000%, 08/15/26	1,125	1,164,545
County of Montgomery (GO)
5.000%, 11/01/24	150	151,826
5.000%, 10/01/26	1,015	1,052,554
5.000%, 10/01/27	1,035	1,088,261
County of Prince George’s (GO)

		Face Amount	Value†
		(000)
MARYLAND — (Continued)
	4.000%, 09/01/24	195	$195,381
	5.000%, 07/15/25	895	913,524
	5.000%, 07/01/26	3,000	3,100,268
	5.000%, 07/01/27	1,065	1,115,859
	Maryland Health & Higher Educational Facilities Authority (RB), Series B
	5.000%, 08/15/28	105	105,019
	State of Maryland (GO)
	5.000%, 08/01/24	185	186,679
	5.000%, 03/15/26	2,425	2,497,238
	5.000%, 08/01/26	5,125	5,305,011
	5.000%, 08/01/27	3,950	4,146,267
	5.000%, 08/01/29	1,085	1,147,833
	5.000%, 03/15/32	1,665	1,767,081
	4.000%, 08/01/35	1,000	976,892
	Washington Suburban Sanitary Commission (RB)
	5.000%, 12/01/25 (CNTY GTD)	1,125	1,153,588

TOTAL MARYLAND			39,177,730

MASSACHUSETTS — (4.2%)
	City of Fall River (GO)
	3.000%, 12/01/34 (ST AID WITHHLDG)	200	169,115
	City of Quincy
	5.000%, 07/05/24	4,615	4,646,580
	City of Quincy (GO)
	3.000%, 11/01/24	100	98,785
	City of Revere (GO)
	5.000%, 10/15/25	565	580,038
	Commonwealth of Massachusetts (GO)
	5.000%, 11/01/23	240	240,000
	5.000%, 07/01/24	535	539,407
	5.250%, 09/01/24 (AGM)	180	182,290
	5.000%, 07/01/26	610	631,172
	5.000%, 10/01/26	2,520	2,616,772
	5.000%, 07/01/28	205	217,754
	5.000%, 05/01/29	600	643,348
	5.000%, 10/01/29	6,085	6,550,704
	5.000%, 07/01/36	5,795	5,892,591
	4.000%, 02/01/39	1,840	1,684,010
	5.000%, 08/01/41	8,500	8,861,066
¤	Massachusetts Bay Transportation Authority Sales Tax (RB), Series B
	5.000%, 07/01/27 ETM, (Pre-refunded @ $100, 7/1/25)	405	412,930
	Massachusetts Development Finance Agency (RB)
	5.000%, 07/01/34	125	127,998
¤	5.000%, 06/01/39 ETM, (Pre-refunded @ $100, 6/1/29)	1,250	1,331,591

66

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
MASSACHUSETTS — (Continued)
	Massachusetts School Building Authority (RB)
¤	5.000%, 08/15/35 ETM, (Pre-refunded @ $100, 8/15/25)	430	$439,328
¤	5.000%, 02/15/49 ETM, (Pre-refunded @ $100, 2/15/26)	2,010	2,067,374
¤	Massachusetts Water Resources Authority (RB), Series D
	5.000%, 08/01/32 ETM, (Pre-refunded @ $100, 8/1/26)	1,440	1,492,106
	Town of Bedford (GO)
	5.000%, 05/01/25	160	162,991
	Town of Milford (GO)
	5.000%, 12/01/23	250	250,235
	Town of Watertown (GO)
	5.000%, 06/15/26	1,175	1,218,017

TOTAL MASSACHUSETTS			41,056,202

MICHIGAN — (0.7%)
¤	Brandon School District (GO), Series A
	5.000%, 05/01/34 (Q-SBLF)	150	152,541
	Central Michigan University (RB)
	5.000%, 10/01/33	110	114,107
	Detroit City School District (GO), Series A
	5.250%, 05/01/26 (AGM) (Q-SBLF)	375	386,544
	Grand Ledge Public Schools (GO), Series II
	5.000%, 05/01/39 (Q-SBLF)	1,270	1,293,606
	Kalamazoo Public Schools (GO)
	4.000%, 05/01/25	50	49,975
	Michigan Finance Authority (RB)
	5.000%, 11/15/27	1,580	1,599,744
	5.000%, 12/01/28	30	31,407
	Northville Public Schools (GO), Series I
	5.000%, 05/01/35	475	509,141
	Oakland University (RB), Series A
	5.000%, 03/01/29	55	57,782

	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Pontiac School District (GO)
4.000%, 05/01/34 (Q-SBLF)	2,220	$2,153,641
Romeo Community School District (GO)
4.000%, 05/01/26 (Q-SBLF)	250	250,687
Saginaw City School District (GO)
4.000%, 05/01/28 (Q-SBLF)	400	401,378
State of Michigan (GO), Series A
5.000%, 05/01/25	310	315,840
Troy School District (GO)
5.000%, 05/01/30 (Q-SBLF)	1,000	1,076,998

TOTAL MICHIGAN		8,393,391

MINNESOTA — (1.5%)
City of Minneapolis (GO)
3.000%, 12/01/24	235	231,695
City of St Paul (GO), Series A
5.000%, 09/01/26	855	884,434
County of Hennepin (GO), Series B
5.000%, 12/01/26	4,055	4,211,077
Minneapolis Special School District No 1 (COP), Series C
5.000%, 02/01/32 (SD CRED PROG)	1,000	1,035,401
Minnesota Higher Education Facilities Authority (RB), Series B
5.000%, 10/01/27	415	428,692
Minnesota State Colleges And Universities Foundation (RB), Series A
5.000%, 10/01/24	40	40,393
St. Louis Park Independent School District No 283 (GO)
5.000%, 02/01/27 (SD CRED PROG)	1,720	1,789,084
5.000%, 02/01/29 (SD CRED PROG)	3,975	4,227,871
State of Minnesota (GO), Series D
5.000%, 08/01/26	1,695	1,727,608
University of Minnesota (RB), Series B
5.000%, 10/01/25	220	224,550

67

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
MINNESOTA — (Continued)
	Western Minnesota Municipal Power Agency (RB), Series A
	5.000%, 01/01/27	500	$518,603

TOTAL MINNESOTA			15,319,408

MISSISSIPPI — (0.3%)
	Mississippi Development Bank (RB), Series A
	5.000%, 04/01/28	1,305	1,322,442
	State of Mississippi (GO)
	5.000%, 09/01/25	235	239,811
¤	5.000%, 11/01/33 ETM, (Pre-refunded @ $100, 11/1/26)	1,610	1,669,697
	University of Mississippi Educational Building Corp. (RB)
	5.000%, 10/01/25	335	342,177

TOTAL MISSISSIPPI			3,574,127

MISSOURI — (0.7%)
	Branson Reorganized School District No R-4 (GO), Series B
	4.000%, 03/01/25 (ST AID DIR DEP)	300	300,418
	City of Kansas City MO Sanitary Sewer System (RB)
	5.000%, 01/01/28	475	499,971
	5.000%, 01/01/29	500	530,680
	5.000%, 01/01/30	300	323,085
	City of Wentzville (COP)
	5.000%, 11/01/31	1,040	1,051,707
	5.000%, 11/01/32	290	293,664
	Health & Educational Facilities Authority of the State of Missouri (RB)
	5.000%, 11/15/26	270	277,339
	Jefferson City School District (COP), Series A
	4.000%, 04/01/26	100	100,385
	Kansas City Industrial Development Authority (RB)
	5.000%, 03/01/30	165	173,602
	Metropolitan St Louis Sewer District (RB)
	5.000%, 05/01/25	530	538,902
	5.000%, 05/01/26	180	185,172
	5.000%, 05/01/27	115	119,834
	Missouri Joint Municipal Electric Utility Commission (RB), Series A
	5.000%, 12/01/30	1,045	1,056,529

	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Nixa Public Schools (GO)
5.000%, 03/01/36 (ST AID DIR DEP)	375	$397,173
North Kansas City School District No 74 (GO)
6.000%, 03/01/27 (ST AID DIR DEP)	1,660	1,778,569

TOTAL MISSOURI		7,627,030

MONTANA — (0.0%)
Montana Facility Finance Authority (RB), Series C
5.000%, 06/01/24	175	175,570

NEBRASKA — (0.7%)
City of Gretna (COP)
5.000%, 12/15/25	380	383,357
City of Omaha (GO)
5.000%, 04/15/29	700	745,583
Metropolitan Utilities District of Omaha Gas System (RB)
5.000%, 12/01/23	245	245,206
5.000%, 12/01/41	1,840	1,909,662
5.000%, 12/01/42	2,495	2,578,164
Omaha Public Power District (RB), Series A
5.000%, 02/01/25	355	359,862
Public Power Generation Agency (RB)
5.000%, 01/01/28	135	136,082
5.000%, 01/01/29	60	60,433

TOTAL NEBRASKA		6,418,349

NEVADA — (1.3%)
City of North Las Vegas (GO)
5.000%, 06/01/28 (BAM)	115	120,981
Clark County School District (GO)
5.000%, 06/15/26	150	152,464
5.000%, 06/15/28	70	72,483
County of Clark (GO)
5.000%, 11/01/24	405	409,336
5.000%, 07/01/27	1,595	1,662,817
County of Clark NV Passenger Facility Charge (RB)
5.000%, 07/01/27	275	286,406
5.000%, 07/01/28	575	605,967
Las Vegas Convention & Visitors Authority (RB), Series B
5.000%, 07/01/27	340	352,686
Las Vegas Valley Water District (GO)
5.000%, 06/01/24	570	573,322
5.000%, 06/01/27	2,015	2,103,990
State of Nevada (GO)
5.000%, 05/01/42	1,015	1,049,509
5.000%, 05/01/43	4,780	4,931,043

68

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
NEVADA — (Continued)
	Washoe County School District (GO)
	5.000%, 10/01/25 (BAM)	510	$520,926
	5.000%, 04/01/26	1,000	1,026,461

TOTAL NEVADA			13,868,391

NEW HAMPSHIRE — (0.1%)
	State of New Hampshire (GO), Series A
	5.000%, 02/15/37	980	1,054,395

NEW JERSEY — (1.6%)
	County of Essex (GO)
	5.000%, 09/01/25	175	178,801
	County of Mercer (GO)
	4.000%, 02/01/26	1,330	1,335,784
	Cumberland County Improvement Authority (The) (RB)
	5.000%, 12/15/24 (BAM)	350	353,693
	New Jersey Educational Facilities Authority (RB), Series A
	5.000%, 07/01/25 (AGM)	35	35,623
	New Jersey Transportation Trust Fund Authority (RB)
	5.250%, 06/15/31	90	91,000
	5.000%, 06/15/31	3,000	3,165,590
	5.000%, 06/15/35	200	209,152
	New Jersey Turnpike Authority (RB)
	5.000%, 01/01/30	150	150,412
	5.000%, 01/01/35	485	502,426
	State of New Jersey (GO)
	5.000%, 06/01/28	865	908,501
	5.000%, 06/01/29	840	887,884
	4.000%, 06/01/30	1,545	1,543,352
¤	Township of Irvington (GO), Series A
	5.000%, 07/15/30 (AGM) (ST AID WITHHLDG)	250	251,780
	Township of Toms River (GO)
	4.000%, 06/01/26	1,440	1,448,865
	4.000%, 06/01/27	690	696,138
	Township of Union NJ
	5.000%, 01/23/24	5,000	5,012,303

TOTAL NEW JERSEY			16,771,304

NEW MEXICO — (0.4%)
	Albuquerque Bernalillo County Water Utility Authority (RB)
	5.000%, 07/01/29	1,000	1,040,430
	City of Albuquerque (GO), Series B
	5.000%, 07/01/26	395	407,391

	Face Amount	Value†
	(000)
NEW MEXICO — (Continued)
County of Santa Fe (GO), Series C
5.000%, 07/01/24	210	$211,675
State of New Mexico (GO), Series B
5.000%, 03/01/24	315	316,220
State of New Mexico Severance Tax Permanent Fund (RB)
5.000%, 07/01/27	2,445	2,553,217

TOTAL NEW MEXICO		4,528,933

NEW YORK — (5.0%)
City of Middletown
4.500%, 08/23/24	1,000	1,003,717
City of New York (GO)
5.000%, 08/01/25	355	362,176
5.000%, 08/01/28	3,375	3,463,025
Dutchess County Local Development Corp. (RB)
5.000%, 07/01/28	90	89,883
4.000%, 07/01/34	85	77,898
Metropolitan Transportation Authority (RB), Series C-1
5.000%, 11/15/25	340	344,410
Monroe County Industrial Development Corp. (RB)
5.000%, 12/01/25	40	40,204
5.000%, 12/01/26	390	393,792
New York City Industrial Development Agency (RB)
5.000%, 03/01/28 (AGM)	300	309,979
5.000%, 01/01/29 (AGM)	2,510	2,604,187
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	65	66,002
New York State Dormitory Authority (RB)
5.000%, 02/15/24	155	155,542
5.000%, 03/15/24	140	140,594
5.000%, 02/15/26	1,100	1,132,617
5.000%, 03/15/26	2,015	2,069,491
5.000%, 05/01/26	275	276,935
5.000%, 02/15/29	500	502,325
5.000%, 02/15/33	520	530,647
5.000%, 03/15/33	4,045	4,062,890
5.000%, 03/15/34	1,385	1,437,747
5.000%, 07/01/34	120	117,399
5.000%, 03/15/38	375	391,714
5.000%, 02/15/41	3,845	3,926,382
New York State Thruway Authority (RB)
5.000%, 01/01/26	175	179,384
5.000%, 03/15/29	1,045	1,108,538
5.000%, 01/01/32	200	199,436

69

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
NEW YORK — (Continued)
	New York State Urban Development Corp. (RB)
	5.000%, 03/15/24	420	$421,783
	5.000%, 03/15/25	1,450	1,474,315
	5.000%, 03/15/26	360	370,147
	5.000%, 03/15/27	3,000	3,127,296
	4.000%, 03/15/34	4,000	3,905,178
	5.000%, 03/15/35	3,465	3,662,963
	Oswego City School District
	4.750%, 07/19/24 (ST AID WITHHLDG)	2,000	2,006,828
	Port Authority of New York & New Jersey (RB)
	4.000%, 12/01/26	750	756,123
	5.000%, 12/01/37	165	172,888
	Poughkeepsie School District
	4.750%, 06/26/24 (ST AID WITHHLDG)	1,875	1,881,831
¤	Sales Tax Asset Receivable Corp. (RB), Series A
	4.000%, 10/15/32 (Pre-refunded @ $100, 10/15/24)	375	375,725
	Town of East Hampton, Series A
	5.000%, 08/16/24	1,500	1,512,173
	Town of Oyster Bay (GO)
	5.000%, 08/01/29 (AGM)	85	90,947
	Triborough Bridge & Tunnel Authority (RB)
	5.000%, 11/15/28	4,000	4,227,769
	5.000%, 11/15/29	500	535,273

TOTAL NEW YORK			49,508,153

NORTH CAROLINA — (0.9%)
	City of Charlotte NC Water & Sewer System (RB)
	5.000%, 07/01/27	1,205	1,262,967
	City of Durham NC Water & Sewer Utility System (RB)
	5.000%, 08/01/28	1,365	1,447,808
	City of Fayetteville NC Public Works Commission (RB)
	5.000%, 03/01/39	2,250	2,352,348
	City of Raleigh NC Combined Enterprise System (RB)
	5.000%, 09/01/36	375	406,606
	County of Durham (GO)
	5.000%, 06/01/36	600	650,859
	5.000%, 06/01/37	165	176,630
	North Carolina Capital Facilities Finance Agency (RB)
	4.000%, 05/01/34	60	56,870

		Face Amount	Value†
		(000)
NORTH CAROLINA — (Continued)
	North Carolina Medical Care Commission (RB)
	4.000%, 06/01/25	25	$24,968
	North Carolina Municipal Power Agency No 1 (RB), Series A
	5.000%, 01/01/32	310	325,420
	North Carolina Turnpike Authority (RB)
	5.000%, 02/01/24	1,320	1,322,824
	State of North Carolina (RB)
	5.000%, 03/01/25	150	152,329
	5.000%, 03/01/33	350	368,291

TOTAL NORTH CAROLINA			8,547,920

OHIO — (1.8%)
	Akron Bath Copley Joint Township Hospital District (RB), Series A
	5.000%, 11/15/29	75	78,309
	American Municipal Power, Inc. (RB), Series A
	5.000%, 02/15/29	120	122,444
¤	Big Walnut Local School District (GO)
	5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/25)	490	498,371
	City of Columbus (GO), Series A
	4.000%, 04/01/24	150	150,128
	County of Allen OH Hospital Facilities (RB)
	5.000%, 12/01/26	845	868,095
	5.000%, 08/01/29	320	330,739
¤	County of Cuyahoga OH Excise Tax (RB)
	5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/23)	275	275,243
	Ohio Higher Educational Facility Commission (RB)
	5.000%, 05/01/28	900	934,243
¤	St. Marys City School District (GO)
	5.000%, 12/01/27 (SD CRED PROG)	455	460,553
	State of Ohio (GO)
	5.000%, 08/01/24	590	595,312
	5.000%, 08/01/25	610	622,849
	5.000%, 09/01/25	350	357,726
	5.000%, 05/01/26	425	438,234
¤	5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	535	544,767
	5.000%, 09/15/27	2,185	2,291,961

70

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
OHIO — (Continued)
5.000%, 05/01/28	1,680	$1,774,304
5.000%, 03/01/29	800	853,139
5.000%, 05/01/35	1,030	1,069,013
State of Ohio (RB)
5.000%, 01/01/32	1,390	1,449,173
5.000%, 01/01/33	2,260	2,353,103

TOTAL OHIO		16,067,706

OKLAHOMA — (0.6%)
Cleveland County Educational Facilities Authority (RB), Series A
5.000%, 06/01/32	2,660	2,767,352
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	1,255	1,294,297
Garfield County Educational Facilities Authority (RB), Series A
5.000%, 09/01/30	1,375	1,391,263
Oklahoma County Independent School District No 12 Edmond (GO)
3.000%, 03/01/26	480	461,979

TOTAL OKLAHOMA		5,914,891

OREGON — (2.3%)
City of Portland (GO), Series A
5.000%, 06/01/26	500	516,136
City of Portland OR Sewer System (RB), Series A
5.000%, 06/15/26	470	484,828
County of Multnomah (GO)
5.000%, 06/01/29	1,060	1,106,452
Deschutes County Administrative School District No 1 Bend-La Pine (GO)
5.000%, 06/15/26 (SCH BD GTY)	4,085	4,213,881
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/32	125	127,213
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow (GO), Series B
5.000%, 06/15/25 (SCH BD GTY)	295	300,346
Multnomah County School District No 1 Portland (GO)
5.000%, 06/15/25 (SCH BD GTY)	450	458,510
5.000%, 06/15/27 (SCH BD GTY)	500	522,696

		Face Amount	Value†
		(000)
OREGON — (Continued)
	5.000%, 06/15/36 (SCH BD GTY)	1,500	$1,616,818
	Multnomah County School District No 7 Reynolds (GO), Series A
	5.000%, 06/15/27 (SCH BD GTY)	1,000	1,017,984
	Oregon Health & Science University (RB), Series B
	5.000%, 07/01/33	1,200	1,222,485
	Oregon State Facilities Authority (RB), Series A
	5.000%, 06/01/32	410	412,538
	Port of Portland OR Airport (RB), Series A
	5.000%, 07/01/29	75	79,166
	Portland Community College District (GO)
	5.000%, 06/15/27	2,000	2,061,833
	5.000%, 06/15/33	1,000	1,027,144
	State of Oregon (GO)
	5.000%, 05/01/25	450	457,952
	5.000%, 05/01/27	185	193,394
¤	5.000%, 08/01/35 ETM, (Pre-refunded @ $100, 8/1/24)	2,060	2,078,851
	State of Oregon Department of Transportation (RB)
¤	5.000%, 11/15/30 ETM, (Pre-refunded @ $100, 11/15/24)	310	313,788
	5.000%, 11/15/41	1,035	1,075,397
	Tri-County Metropolitan Transportation District of Oregon (RB), Series A
	3.250%, 10/01/34	50	43,347
	Tualatin Valley Water District (RB)
	5.000%, 06/01/43	550	568,937
	Washington & Clackamas Counties School District No 23J Tigard-Tualatin (GO), Series 23-J
	5.000%, 06/15/31 (SCH BD GTY)	1,000	1,039,581
	Washington & Multnomah Counties School District No 48J Beaverton (GO)
	5.000%, 06/15/27 (SCH BD GTY)	1,200	1,253,642
¤	5.000%, 06/15/34 (SCH BD GTY)	200	201,375

TOTAL OREGON			22,394,294

71

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
PENNSYLVANIA — (2.4%)
	Baldwin Whitehall School District (GO)
	5.000%, 11/15/25 (BAM) (ST AID WITHHLDG)	890	$907,549
	Bristol Township School District (GO)
	5.000%, 06/01/25 (BAM) (ST AID WITHHLDG)	165	167,413
¤	Chartiers Valley School District (GO), Series B
	5.000%, 10/15/40 (ST AID WITHHLDG)	805	818,210
	Chichester School District (GO)
	4.000%, 09/15/28 (AGM) (ST AID WITHHLDG)	45	45,091
	City of Philadelphia (GO)
	5.000%, 08/01/25	280	284,663
	5.000%, 08/01/27	1,985	2,051,381
	County of Lackawanna (GO), Series B
	4.000%, 09/01/30 (BAM)	190	184,008
	County of Lehigh (RB)
	5.000%, 07/01/29	1,200	1,241,363
	County of Montgomery (GO)
	5.000%, 07/01/26	2,000	2,068,902
	Delaware River Port Authority (RB)
¤	5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/24)	25	25,043
	5.000%, 01/01/35	130	135,857
	East Stroudsburg Area School District (GO), Series AA
	4.000%, 09/01/27 (ST AID WITHHLDG)	60	60,101
	Monroeville Finance Authority (RB), Series B
	5.000%, 02/15/29	1,145	1,194,199
	Pennsylvania Economic Development Financing Authority (RB)
	5.000%, 02/01/28	2,500	2,506,368
	5.000%, 02/01/29	1,000	1,001,900
	5.000%, 02/01/33	175	173,612
	Pennsylvania Higher Educational Facilities Authority (RB)
	5.000%, 06/15/26	525	539,977
	5.000%, 05/01/29	60	60,967
	5.000%, 05/01/34	760	768,912
	Pennsylvania Turnpike Commission (RB)
	5.000%, 12/01/33	2,520	2,572,112
	5.000%, 12/01/35	250	270,659
	5.000%, 12/01/36	1,245	1,264,134

		Face Amount	Value†
		(000)
PENNSYLVANIA — (Continued)
	Philadelphia Gas Works Co. (RB), Series A
	5.000%, 08/01/28 (AGM)	35	$36,533
	Pittsburgh Water & Sewer Authority (RB)
	5.000%, 09/01/26 (AGM)	2,360	2,430,996
	5.000%, 09/01/29	905	957,345
	5.000%, 09/01/30	475	502,557
	Snyder County Higher Education Authority (RB)
	5.000%, 01/01/27	735	741,988
	Southeastern Pennsylvania Transportation Authority (RB)
	5.000%, 06/01/28	200	206,871
¤	State Public School Building Authority (RB), Series B2
	5.000%, 12/01/25 (BAM) (ST APPROP)	770	779,398

TOTAL PENNSYLVANIA			23,998,109

RHODE ISLAND — (0.2%)
	Rhode Island Turnpike & Bridge Authority (RB), Series A
	5.000%, 10/01/32	150	152,236
	State of Rhode Island (GO)
	5.000%, 12/01/41	635	655,433
	5.000%, 12/01/42	610	626,387

TOTAL RHODE ISLAND			1,434,056

SOUTH CAROLINA — (1.3%)
	Aiken County Consolidated School District (GO)
	5.000%, 04/01/27 (SCSDE)	905	942,287
	Anderson County School District No 1 (GO)
	5.000%, 03/01/27 (SCSDE)	2,045	2,126,257
	Beaufort County School District (GO), Series C
	5.000%, 03/01/26 (SCSDE)	4,410	4,532,972
	County of Charleston (GO), Series A
	5.000%, 11/01/25 (ST AID WITHHLDG)	125	128,065
	Greenville Health System (RB), Series B
	5.000%, 05/01/29	65	64,196
	Oconee County School District (GO)
	5.000%, 03/01/26 (SCSDE)	940	966,000

72

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
SOUTH CAROLINA — (Continued)
	Piedmont Municipal Power Agency (RB)
	5.000%, 01/01/28	65	$65,421
	5.000%, 01/01/30	1,760	1,768,452
	South Carolina Public Service Authority (RB)
	5.000%, 12/01/25	290	291,023
	5.000%, 12/01/26	175	175,584
	State of South Carolina (GO), Series A
	5.000%, 04/01/26	1,715	1,765,968

TOTAL SOUTH CAROLINA			12,826,225

TENNESSEE — (2.1%)
¤	City of Clarksville TN Water Sewer & Gas (RB)
	5.000%, 02/01/31 ETM, (Pre-refunded @ $100, 2/2/26)	1,020	1,047,306
	City of Knoxville TN Electric System (RB)
	5.000%, 07/01/28	780	823,033
	5.000%, 07/01/29	820	873,701
	City of Memphis (GO)
	5.000%, 05/01/24	380	382,103
	City of Murfreesboro (GO), Series C
	3.000%, 02/01/24	415	413,664
	City of Sevierville (GO)
	5.000%, 06/01/26	2,630	2,710,295
	County of Bedford (GO)
	5.000%, 06/01/26	1,000	1,030,531
	County of Knox (GO)
	5.000%, 08/01/24	245	247,206
	5.000%, 06/01/25	500	509,619
	5.000%, 06/01/26	200	206,255
	County of Maury (GO)
	5.000%, 07/01/28	1,640	1,732,639
	County of Shelby (GO)
	5.000%, 04/01/25	1,405	1,429,570
	County of Williamson (GO)
	5.000%, 04/01/39	1,830	1,928,409
	5.000%, 04/01/40	4,725	4,958,371
	Greeneville Health & Educational Facilities Board (RB)
	5.000%, 07/01/30	110	111,874
	Knox County Health Educational & Housing Facility Board (RB), Series A
	5.000%, 01/01/33	100	100,793

	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB)
5.000%, 07/01/30	355	$360,141
5.000%, 07/01/31	2,000	2,073,924
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/24	355	357,831
5.000%, 01/01/28	410	421,630
State of Tennessee (GO), Series A
5.000%, 09/01/27	1,100	1,154,423
West Knox Utility District (RB)
5.000%, 06/01/25	315	320,091

TOTAL TENNESSEE		23,193,409

TEXAS — (20.7%)
Alamo Community College District (GO)
5.000%, 02/15/26	2,500	2,564,934
5.000%, 02/15/30	1,105	1,176,131
Alamo Heights Independent School District (GO), Series A
5.000%, 02/01/26 (PSF-GTD)	530	543,038
¤ Austin Community College District (GO)
5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	650	662,257
Austin Independent School District (GO)
5.000%, 08/01/25 (PSF-GTD)	1,835	1,871,158
5.000%, 08/01/27 (PSF-GTD)	1,430	1,471,264
5.000%, 08/01/29	700	743,382
5.000%, 08/01/43	1,120	1,141,117
Bexar County Hospital District (GO)
5.000%, 02/15/27	1,190	1,228,397
Birdville Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	500	518,476
5.000%, 02/15/28	550	575,787
5.000%, 02/15/29	500	528,299
5.000%, 02/15/30	605	643,597
Board of Regents of the University of Texas System (RB)
5.000%, 08/15/39	1,765	1,812,364
5.000%, 08/15/43	7,435	7,644,226

73

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
TEXAS — (Continued)
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	270	$257,068
Bryan Independent School District (GO)
4.000%, 02/15/30 (PSF-GTD)	1,610	1,622,692
Central Texas Regional Mobility Authority (RB)
5.000%, 01/01/26	170	172,983
5.000%, 01/01/29	30	31,196
Central Texas Turnpike System (RB), Series A
5.000%, 08/15/39	1,045	1,048,913
City of Amarillo TX Waterworks & Sewer System Revenue (RB)
5.000%, 04/01/28	550	575,465
5.000%, 04/01/29	870	918,887
City of Arlington (GO), Series A
5.000%, 08/15/24	500	504,395
City of Austin (GO)
5.000%, 09/01/24	425	428,921
5.000%, 09/01/25	300	306,195
5.000%, 09/01/26	140	144,743
5.000%, 09/01/29	1,790	1,902,173
City of Austin TX Water & Wastewater System (RB)
5.000%, 11/15/29	400	425,546
5.000%, 11/15/41	1,000	1,026,244
City of Bryan TX Electric System (RB)
5.000%, 07/01/28 (AGM)	980	1,022,539
City of Cedar Park (GO)
5.000%, 02/15/28	500	525,260
City of College Station (GO)
5.000%, 02/15/28	1,015	1,067,099
5.000%, 02/15/29	245	258,746
5.000%, 02/15/35	1,040	1,109,531
City of Conroe (GO)
5.000%, 03/01/31	2,420	2,428,093
City of Dallas TX Hotel Occupancy Tax (RB)
5.000%, 08/15/25	35	35,457
4.000%, 08/15/27	1,000	977,613
City of Dallas TX Waterworks & Sewer System (RB), Series C
4.000%, 10/01/34	1,090	1,064,471
City of Denton (GO)
5.000%, 02/15/26	1,945	1,995,948
5.000%, 02/15/29	2,410	2,549,951
City of El Paso TX Water & Sewer (RB)
5.000%, 03/01/26	925	948,090

	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 03/01/27	665	$688,891
City of Fort Worth (GO)
5.000%, 03/01/26	4,785	4,915,197
5.000%, 03/01/27	2,650	2,753,611
5.000%, 03/01/36	4,690	4,962,730
5.000%, 03/01/37	2,430	2,543,164
City of Houston (GO)
5.000%, 03/01/24	360	361,299
5.000%, 03/01/25	370	375,601
5.000%, 03/01/27	805	834,686
5.250%, 03/01/39	500	529,797
5.250%, 03/01/40	2,800	2,951,948
5.250%, 03/01/43	5,125	5,334,650
City of Irving (GO)
5.000%, 09/15/26	960	988,827
City of Laredo TX Waterworks & Sewer System (RB)
5.000%, 03/01/28	1,000	1,040,503
City of Lewisville (GO)
5.000%, 02/15/26	370	379,365
City of Lubbock (GO), Series A
5.000%, 02/15/25	425	430,416
City of Pflugerville (GO)
4.000%, 08/01/30	1,000	992,559
4.000%, 08/01/31	1,940	1,920,026
5.000%, 08/01/36	1,665	1,743,997
City of San Antonio (GO)
5.000%, 08/01/24	435	438,596
5.000%, 08/01/26	1,990	2,051,484
City of San Antonio TX Electric & Gas Systems (RB)
5.000%, 02/01/26	2,530	2,588,950
5.000%, 02/01/27	4,620	4,776,937
4.000%, 02/01/27	1,940	1,943,149
City of Taylor (GO), Series A
5.000%, 08/15/38	1,465	1,517,595
City of Temple (GO), Series A
5.000%, 08/01/27	190	197,009
City of Waco (GO)
5.000%, 02/01/26	1,340	1,371,513
Clear Lake City Water Authority (GO)
5.000%, 03/01/27	200	205,609
Clifton Higher Education Finance Corp. (RB), Series T
5.000%, 08/15/25 (PSF-GTD)	20	20,278
Comal Independent School District (GO)
5.000%, 02/01/28 (PSF-GTD)	500	523,616

74

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
TEXAS — (Continued)
	Conroe Independent School District (GO), Series A
	5.000%, 02/15/26 (PSF-GTD)	845	$866,389
	County of Bexar (RB)
	5.000%, 08/15/27	340	351,126
	County of Collin (GO)
	5.000%, 02/15/29	1,000	1,058,562
	County of Fort Bend TX Toll Road (RB)
	5.000%, 03/01/36	15	15,147
	County of Harris (GO)
	5.000%, 10/01/25	380	387,718
	5.000%, 10/01/26	2,190	2,227,230
	5.000%, 09/15/28	1,125	1,188,913
	5.000%, 10/01/29	1,095	1,166,176
	5.000%, 09/15/42	1,460	1,498,548
	County of Tarrant (GO)
	5.000%, 07/15/26	510	525,998
	County of Williamson (GO)
	5.000%, 02/15/27	1,055	1,093,983
	5.000%, 02/15/30	2,590	2,727,701
	Crowley Independent School District (GO)
¤	5.000%, 08/01/36 (PSF-GTD)	1,065	1,083,278
	5.000%, 02/01/37 (PSF-GTD)	750	795,055
¤	4.000%, 08/01/39 (PSF-GTD)	175	175,079
	Cypress-Fairbanks Independent School District (GO)
	5.000%, 02/15/28 (PSF- GTD)	380	399,505
	Dallas Area Rapid Transit (RB)
¤	5.000%, 12/01/28 ETM, (Pre-refunded @ $100, 12/1/25)	1,075	1,101,667
¤	5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	345	348,481
¤	5.000%, 12/01/36 ETM, (Pre-refunded @ $100, 12/1/25)	840	860,838
¤	5.000%, 12/01/46 ETM, (Pre-refunded @ $100, 12/1/25)	960	983,814
	Dallas College (GO)
	5.000%, 02/15/29	1,470	1,552,479
	Dallas County Utility & Reclamation District (GO)
	5.000%, 02/15/26	295	300,395
	Dallas Fort Worth International Airport (RB)

	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 11/01/24	220	$222,248
5.000%, 11/01/30	245	261,362
Dallas Independent School District (GO)
5.000%, 08/15/24 (PSF-GTD)	280	282,440
5.000%, 02/15/29 (PSF-GTD)	915	969,035
Del Valle Independent School District (GO)
5.000%, 06/15/26 (PSF-GTD)	500	514,515
Eagle Mountain & Saginaw Independent School District (GO)
5.000%, 08/15/27 (PSF-GTD)	1,275	1,328,081
El Paso Independent School District (GO)
5.000%, 08/15/26 (PSF-GTD)	1,010	1,043,608
Fort Bend County Municipal Utility District No 182 (GO)
5.250%, 09/01/29 (BAM)	1,135	1,191,752
Fort Worth Independent School District (GO), Series A
5.000%, 02/15/32 (PSF-GTD)	2,075	2,194,298
Frisco Independent School District (GO)
5.000%, 02/15/28 (PSF-GTD)	390	409,703
4.000%, 02/15/28 (PSF-GTD)	3,710	3,748,771
Galveston Independent School District (GO)
5.000%, 02/01/27 (PSF-GTD)	420	435,566
Gulf Coast Authority (RB), Series B
5.000%, 10/01/29	1,250	1,308,296
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	105	106,968
5.000%, 05/15/27	760	778,155
5.000%, 05/15/28	270	278,447
5.000%, 07/01/28	490	508,521
3.000%, 10/01/40	245	180,949
Harris County Flood Control District (GO), Series A
5.000%, 10/01/27	1,660	1,733,698

75

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
TEXAS — (Continued)
	Hays Consolidated Independent School District (GO)
	5.000%, 02/15/27 (PSF-GTD)	310	$322,427
	Houston Community College System (GO)
	5.000%, 02/15/28	1,590	1,672,902
	5.000%, 02/15/35	1,220	1,282,192
	Houston Independent School District (GO)
	5.000%, 02/15/25 (PSF-GTD)	590	598,854
	5.000%, 02/15/26 (PSF-GTD)	295	302,858
	Hutto Independent School District (GO)
	5.000%, 08/01/26 (PSF-GTD)	150	154,358
	5.000%, 08/01/27 (PSF-GTD)	175	182,136
	Katy Independent School District (GO)
	5.000%, 02/15/27 (PSF-GTD)	340	353,523
	5.000%, 02/15/30 (PSF-GTD)	2,810	2,916,374
	Lake Travis Independent School District (GO), Series A
	5.000%, 02/15/25 (PSF-GTD)	360	364,995
	Lamar Consolidated Independent School District (GO)
	5.000%, 02/15/28 (PSF-GTD)	2,155	2,185,090
	5.000%, 02/15/30	1,145	1,221,341
	Lower Colorado River Authority (RB)
	5.000%, 05/15/24	90	90,480
	5.000%, 05/15/25	45	45,681
	5.000%, 05/15/26 (AGM)	1,825	1,869,509
	3.000%, 05/15/26	125	118,325
	5.000%, 05/15/29	80	83,681
	5.000%, 05/15/32 (AGM)	370	393,127
	5.000%, 05/15/33	1,300	1,346,555
	5.000%, 05/15/41	275	273,648
¤	Mansfield Independent School District (GO)
	5.000%, 02/15/28 (PSF-GTD)	150	151,985
	Navasota Independent School District (GO)

		Face Amount	Value†
		(000)
TEXAS — (Continued)
¤	5.000%, 02/15/30 (PSF-GTD)	725	$734,596
¤	5.000%, 02/15/32 (PSF-GTD)	670	678,868
	North Texas Tollway Authority (RB)
	5.000%, 01/01/26	420	429,730
	5.000%, 01/01/27	3,605	3,643,539
	5.000%, 01/01/39	3,000	3,041,251
	Northside Independent School District (GO)
	5.000%, 08/15/24 (PSF-GTD)	110	110,941
	5.000%, 08/01/26 (PSF-GTD)	500	515,580
	Northwest Independent School District (GO)
	5.000%, 02/15/38 (PSF-GTD)	2,810	2,935,066
	Permanent University Fund - University of Texas System (RB), Series B
	5.000%, 07/01/27	595	610,979
	Pflugerville Independent School District (GO), Series A
	5.000%, 02/15/41	1,000	1,021,381
	Plano Independent School District (GO)
	5.000%, 02/15/29	2,085	2,210,180
	Richardson Independent School District (GO)
	5.000%, 02/15/27 (PSF-GTD)	620	643,881
	5.000%, 02/15/29 (PSF-GTD)	390	413,223
	Roma Independent School District (GO)
	4.000%, 02/15/26 (PSF-GTD)	60	60,127
	Round Rock Independent School District (GO)
	5.000%, 08/01/26 (PSF-GTD)	365	377,434
	5.000%, 08/01/29 (PSF-GTD)	1,915	2,042,852
	San Antonio Independent School District (GO)
	5.000%, 08/15/24 (PSF-GTD)	390	393,549
	5.000%, 08/15/26 (PSF-GTD)	1,090	1,125,686
	5.000%, 08/15/27 (PSF-GTD)	770	805,375
	5.000%, 08/15/28 (PSF-GTD)	4,050	4,286,836
	5.000%, 08/15/29 (PSF-GTD)	500	533,556

76

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
TEXAS — (Continued)
	State of Texas (GO)
	5.000%, 10/01/24	225	$227,214
	5.000%, 10/01/26	935	957,668
	5.000%, 04/01/27	5,285	5,412,072
	5.000%, 10/01/31	1,500	1,550,105
	5.000%, 10/01/32	2,485	2,562,338
¤	5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	275	277,459
	Tarrant County College District (GO)
	5.000%, 08/15/26	1,075	1,108,184
	Tarrant County Cultural Education Facilities Finance Corp. (RB), Series B
	5.000%, 07/01/28	200	207,560
	Tarrant Regional Water District Water Supply System (RB), Series A
	5.000%, 03/01/27	1,520	1,556,806
	Temple Independent School District (GO)
	5.000%, 02/01/27 (PSF-GTD)	795	826,190
	Texas City Independent School District (GO)
	5.000%, 08/15/39 (PSF-GTD)	1,700	1,769,132
	Texas State Technical College (RB)
	5.000%, 08/01/29 (AGM)	695	733,662
	Texas Transportation Commission State Highway Fund (RB)
	5.000%, 10/01/29	1,000	1,029,210
¤	5.000%, 04/01/34 ETM, (Pre-refunded @ $100, 4/1/24)	2,215	2,224,608
	Timber Lane Utility District (GO), Series A
	4.000%, 08/01/25 (AGM)	60	59,867
	Tomball Independent School District (GO)
	5.000%, 02/15/29 (PSF-GTD)	575	609,239
	Town of Prosper (GO)
	5.000%, 02/15/26	280	286,779
	Trinity River Authority Central Regional Wastewater System (RB)
	3.000%, 08/01/25	200	194,901
	5.000%, 08/01/29	510	544,321

	Face Amount	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Denton Creek Wastewater Treatment System (RB)
5.000%, 02/01/26	325	$333,277
Upper Trinity Regional Water District (RB)
5.000%, 08/01/31 (BAM)	260	277,589
¤ Via Metropolitan Transit Advanced Transportation District (RB)
5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/24)	200	201,668
Waco Independent School District (GO)
5.000%, 08/15/26 (PSF-GTD)	235	241,878
Washington County Junior College District (RB)
5.000%, 10/01/29 (AGM)	1,700	1,780,192
Waxahachie Independent School District (GO)
5.000%, 02/15/27 (PSF-GTD)	500	517,381
West Travis County Public Utility Agency (RB)
6.500%, 08/15/26 (AGM)	435	463,851
Wylie Independent School District (GO)
5.000%, 08/15/25 (PSF-GTD)	870	884,815
¤ Ysleta Independent School District (GO)
5.000%, 08/15/32 (PSF-GTD)	3,000	3,057,793

TOTAL TEXAS		206,499,574

UTAH — (0.0%)
Ogden City School District (GO)
5.000%, 06/15/25 (SCH BD GTY)	125	127,364
State of Utah (GO)
5.000%, 07/01/25	430	438,699

TOTAL UTAH		566,063

VERMONT — (0.0%)
State of Vermont (GO), Series A
5.000%, 08/15/27	100	104,955

VIRGINIA — (2.8%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	280	285,365
City of Danville (GO)
4.000%, 09/01/25 (ST AID WITHHLDG)	565	566,676

77

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
VIRGINIA — (Continued)
	City of Norfolk (GO), Series A
	5.000%, 09/01/36 (ST AID WITHHLDG)	225	$242,698
	City of Richmond (GO), Series A
	5.000%, 03/01/30 (ST AID WITHHLDG)	1,260	1,328,350
	City of Roanoke (GO)
	5.000%, 04/01/25 (ST AID WITHHLDG)	690	701,399
	5.000%, 04/01/26 (ST AID WITHHLDG)	745	766,446
	Commonwealth of Virginia (GO), Series B
	5.000%, 06/01/25 (ST AID WITHHLDG)	280	285,387
	County of Fairfax (GO), Series A
	4.000%, 10/01/29 (ST AID WITHHLDG)	10,505	10,691,363
	County of Henrico VA Water & Sewer (RB)
¤	5.000%, 05/01/29 ETM, (Pre-refunded @ $100, 5/1/26)	2,005	2,065,500
¤	5.000%, 05/01/30 ETM, (Pre-refunded @ $100, 5/1/26)	1,005	1,035,326
¤	5.000%, 05/01/31 ETM, (Pre-refunded @ $100, 5/1/26)	2,150	2,214,876
¤	5.000%, 05/01/33 ETM, (Pre-refunded @ $100, 5/1/26)	1,500	1,545,262
	County of Loudoun (GO)
	5.000%, 12/01/26 (ST AID WITHHLDG)	425	441,735
	5.000%, 12/01/28 (ST AID WITHHLDG)	4,500	4,807,018
	4.000%, 12/01/34 (ST AID WITHHLDG)	1,005	967,765

TOTAL VIRGINIA			27,945,166

WASHINGTON — (7.4%)
	Auburn School District No 408 of King & Pierce Counties (GO)
	5.000%, 12/01/26 (SCH BD GTY)	2,085	2,162,173
	City of Seattle (GO), Series A
	5.000%, 12/01/23	160	160,139
	City of Seattle WA Drainage & Wastewater (RB)
	5.000%, 09/01/29	1,420	1,517,413
	City of Seattle WA Municipal Light & Power (RB)

		Face Amount	Value†
		(000)
WASHINGTON — (Continued)
	5.000%, 07/01/26	4,000	$4,126,507
	5.000%, 09/01/29	3,390	3,538,580
	City of Seattle WA Water System (RB)
	5.000%, 05/01/28	2,430	2,469,928
	County of King (GO), Series A
	5.000%, 06/01/29	615	658,024
	County of King WA Sewer (RB), Series B
	5.000%, 07/01/24	310	312,168
	County of Pierce (GO), Series A
	5.000%, 08/01/24	350	352,997
	County of Spokane (GO)
	5.000%, 12/01/28	560	595,260
	Energy Northwest (RB)
	5.000%, 07/01/24	370	372,830
	5.000%, 07/01/26	3,355	3,454,215
	5.000%, 07/01/28	11,710	12,265,212
	5.000%, 07/01/37	525	555,310
	5.000%, 07/01/39	1,500	1,547,804
	5.000%, 07/01/40	2,545	2,634,672
	5.000%, 07/01/41	2,215	2,289,480
	Franklin County School District No 1 Pasco (GO)
	5.000%, 12/01/35 (SCH BD GTY)	1,020	1,093,294
	King County Public Hospital District No 1 (GO)
	5.000%, 12/01/25	240	244,412
	King County Public Hospital District No 2 (GO)
¤	5.000%, 12/01/25 (Pre-refunded @ $ 100, 12/1/24)	330	334,028
¤	5.000%, 12/01/35 (Pre-refunded @ $ 100, 12/1/24)	200	202,335
	King County School District No 401 Highline (GO)
	5.000%, 12/01/41 (SCH BD GTY)	1,650	1,706,814
	King County School District No 405 Bellevue (GO)
	5.000%, 12/01/25 (SCH BD GTY)	310	317,565
	Pierce County School District No 3 Puyallup (GO)
	5.000%, 12/01/31 (SCH BD GTY)	3,820	3,974,388
	Snohomish County School District No 201 Snohomish (GO)
	4.000%, 12/01/26 (SCH BD GTY)	345	347,617

78

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (COP), Series A
5.000%, 01/01/24	515	$515,835
State of Washington (GO)
5.000%, 07/01/24	285	287,198
5.000%, 08/01/24	400	403,484
5.000%, 08/01/25	1,470	1,499,715
5.000%, 02/01/26	1,460	1,498,768
5.000%, 08/01/26	1,000	1,018,220
4.000%, 07/01/27	745	752,671
5.000%, 07/01/29	1,575	1,592,596
5.000%, 08/01/30	3,000	3,236,588
5.000%, 08/01/38	3,000	3,156,311
5.000%, 02/01/39	1,090	1,120,249
5.000%, 08/01/39	7,000	7,281,497
Washington Health Care Facilities Authority (RB)
5.000%, 08/01/25	50	50,370
5.000%, 08/01/26	100	101,265
5.000%, 08/15/34	1,050	1,048,001
5.000%, 08/15/35	1,500	1,474,890
Whatcom County School District No 501 Bellingham (GO)
5.000%, 12/01/23 (SCH BD GTY)	130	130,113

TOTAL WASHINGTON		72,400,936

WEST VIRGINIA — (0.3%)
State of West Virginia (GO)
5.000%, 12/01/24	60	60,764
5.000%, 12/01/39	2,025	2,095,514
5.000%, 12/01/41	1,000	1,020,222
West Virginia Hospital Finance Authority (RB), Series A
5.000%, 06/01/37	230	233,418

TOTAL WEST VIRGINIA		3,409,918

WISCONSIN — (4.1%)
City of Madison (GO)
5.000%, 10/01/26	7,265	7,519,560
City of Milwaukee (GO)
5.000%, 04/01/27	445	454,591
5.000%, 04/01/28	2,510	2,578,995
4.000%, 04/01/28	105	105,050
City of Milwaukee WI Sewerage System (RB), Series S7
5.000%, 06/01/24	45	45,203
Green Bay Area Public School District (GO)
5.000%, 04/01/25	650	659,126

	Face Amount (000)	Value†
WISCONSIN — (Continued)
Madison Area Technical College (GO)
4.000%, 03/01/24	1,090	$1,090,005
Madison Metropolitan School District (GO)
5.000%, 03/01/30	3,690	3,933,267
Milwaukee Metropolitan Sewerage District (GO), Series A
5.000%, 10/01/25	1,000	1,021,980
Platteville School District (GO)
5.000%, 03/01/30	785	831,769
5.000%, 03/01/31	1,230	1,301,926
State of Wisconsin (GO)
5.000%, 11/01/25	1,210	1,239,903
5.000%, 11/01/26	1,425	1,478,658
5.000%, 05/01/29	3,070	3,280,724
5.000%, 11/01/29	1,750	1,821,927
5.000%, 05/01/31	3,020	3,254,111
5.000%, 05/01/37	2,740	2,902,128
Village of Germantown (GO), Series E
5.000%, 03/01/30	1,670	1,795,650
Wisconsin Department of Transportation (RB), Series A
5.000%, 07/01/43	2,700	2,799,959
Wisconsin Health & Educational Facilities Authority (RB), Series A
5.000%, 08/15/32	360	363,523
WPPI Energy (RB), Series A
5.000%, 07/01/32	165	165,454

TOTAL WISCONSIN		38,643,509

TOTAL MUNICIPAL BONDS		965,458,361

INVESTMENT COMPANY — (3.1%)
UNITED STATES — (3.1%)
BlackRock Liquidity Funds MuniCash 3.821%,	31,022	31,022,255

TOTAL UNITED STATES		31,022,255

TOTAL INVESTMENT COMPANY		31,022,255

TOTAL INVESTMENT SECURITIES — (100.0%) (Cost $1,033,092,756)		996,480,616

TOTAL INVESTMENTS — (100.0%) (Cost $1,033,092,756)		$996,480,616

79

DIMENSIONAL NATIONAL MUNICIPAL BOND ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$965,458,361	$—	$965,458,361
Investment Companies	31,022,255	—	—	31,022,255

Total Investments	$31,022,255	$965,458,361	$—	$996,480,616

See accompanying Notes to Financial Statements.

80

DIMENSIONAL CALIFORNIA MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face Amount	Value†
		(000)
MUNICIPAL BONDS — (98.4%)
CALIFORNIA — (98.4%)
	Alum Rock Union Elementary School District (GO)
	5.000%, 08/01/42 (BAM)	300	$312,613
	Anaheim Housing & Public Improvements Authority (RB)
	5.000%, 10/01/29	400	420,376
¤	Anaheim Public Financing Authority (RB)
	5.000%, 05/01/46	25	25,157
¤	Bay Area Toll Authority (RB)
	5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	190	192,211
	Burlingame School District (GO), Series 2020-B
	5.000%, 08/01/25	175	179,133
	California Health Facilities Financing Authority (RB)
	5.000%, 11/01/27	1,150	1,218,550
	5.000%, 02/01/28	1,500	1,518,997
	5.000%, 11/15/30	1,000	1,020,895
	5.000%, 08/15/33	1,000	1,114,705
	5.000%, 08/15/41	500	518,435
	California State Public Works Board (RB)
	5.000%, 12/01/24	800	810,357
	5.000%, 02/01/25	200	202,983
	5.000%, 08/01/25	1,280	1,306,745
	4.000%, 11/01/30	400	398,546
	5.000%, 05/01/34	3,000	3,265,427
	5.000%, 08/01/35	300	322,667
	5.000%, 11/01/41	750	784,974
	California State University (RB)
	3.375%, 11/01/29	1,000	947,180
	5.000%, 11/01/31	225	232,199
¤	5.000%, 11/01/39	125	126,595
	Carlsbad Unified School District (GO)
	5.000%, 08/01/26	20	20,692
	Chabot-Las Positas Community College District (GO), Series 2016-C
	5.000%, 08/01/43	165	172,463
	Chula Vista Elementary School District (GO)
	5.000%, 08/01/38	200	215,532

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	Chula Vista Elementary School District School Facilities District No 1 (GO), Series A
	5.000%, 08/01/25	800	$817,941
	Chula Vista Municipal Financing Authority (RB)
	5.000%, 05/01/26	850	876,263
	City & County of San Francisco (GO)
	5.000%, 06/15/29	1,050	1,120,046
	4.000%, 06/15/39	735	695,874
	4.000%, 06/15/41	2,060	1,910,348
	City of Los Angeles
	5.000%, 06/27/24	2,050	2,067,305
	City of Riverside CA Electric (RB), Series A
	5.000%, 10/01/29	275	295,283
	City of San Francisco CA Public Utilities Commission Water (RB), Series A
	5.000%, 11/01/28	2,640	2,669,038
	Compton Unified School District (GO), Series B
	4.000%, 06/01/31 (BAM)	1,250	1,238,833
	Contra Costa Transportation Authority Sales Tax (RB), Series A
	5.000%, 03/01/28	215	225,864
	County of Los Angeles
	5.000%, 06/28/24	1,470	1,483,101
	Evergreen School District (GO)
	3.000%, 08/01/25	60	58,763
¤	Foothill-Eastern Transportation Corridor Agency (RB), Series A
	6.000%, 01/15/49	125	125,560
¤	Fremont Unified School District Alameda County (GO), Series A
	4.000%, 08/01/46	1,500	1,504,882
	Fremont Union High School District (GO), Series A
	5.000%, 08/01/33	185	194,803
	Glendale Unified School District (GO)
¤	4.000%, 09/01/30	1,000	1,013,978
¤	4.000%, 09/01/34	1,000	1,013,978
¤	4.000%, 09/01/35	1,325	1,343,521

81

DIMENSIONAL CALIFORNIA MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
¤	Golden State Tobacco Securitization Corp. (RB), Series A
	5.000%, 06/01/34 (ST APPROP)	305	$311,150
	La Mesa-Spring Valley School District(GO)
	5.000%, 08/01/24	350	353,668
	5.000%, 08/01/25	100	102,499
	5.000%, 08/01/41	450	468,996
	Long Beach Unified School District (GO)
	5.000%, 08/01/30	1,000	1,037,807
	5.000%, 08/01/31	1,020	1,059,121
	4.000%, 08/01/41	500	461,718
	Los Alamitos Unified School District (GO), Series 2018-C
	4.000%, 08/01/42	300	273,498
	Los Angeles Community College District (GO)
¤	5.000%, 08/01/26	2,500	2,525,645
	5.000%, 08/01/27	880	929,420
¤	5.000%, 08/01/28	180	181,846
¤	4.000%, 08/01/32	1,010	1,012,990
	Los Angeles County Metropolitan Transportation Authority Sales Tax (RB)
	4.000%, 07/01/31	2,820	2,815,217
	4.000%, 07/01/34	300	294,600
	4.000%, 07/01/35	300	292,764
	5.000%, 07/01/36	2,655	2,792,382
	Los Angeles County Public Works Financing Authority (RB)
	5.000%, 12/01/25	495	509,180
	5.000%, 12/01/29	155	158,625
	Los Angeles Department of Water & Power (RB)
	5.000%, 07/01/24	555	560,119
	5.000%, 07/01/31	1,880	1,950,274
	5.000%, 07/01/37	3,660	3,746,523
	5.000%, 07/01/41	215	225,151
	5.000%, 07/01/43	220	228,546
	Los Angeles Department of Water & Power Water System (RB)
	5.000%, 07/01/36	860	887,558
	5.000%, 07/01/42	1,065	1,117,155
	5.000%, 07/01/43	1,000	1,041,893
	Los Angeles Unified School District (COP), Series A
	5.000%, 10/01/37	395	412,328
	Los Angeles Unified School District (GO)
	5.000%, 07/01/24	380	383,105

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	5.000%, 07/01/26	70	$72,520
	5.000%, 07/01/28	115	122,818
	5.000%, 07/01/29	750	753,677
	5.000%, 07/01/43	450	470,683
	Marin Community College District (GO)
¤	4.000%, 08/01/28	1,000	1,007,685
¤	5.000%, 08/01/29	1,600	1,639,158
	Menifee Union School District (GO)
	5.000%, 08/01/24	125	126,328
	5.000%, 08/01/25	150	153,748
	5.000%, 08/01/40	200	213,121
	5.000%, 08/01/41	480	507,000
	Metropolitan Water District of Southern California (RB)
¤	5.000%, 07/01/28	1,170	1,198,615
	5.000%, 07/01/32	1,095	1,170,372
	5.000%, 07/01/40	800	843,254
	Monterey Peninsula Unified School District (GO)
	5.000%, 08/01/25	2,100	2,152,471
	5.000%, 08/01/26	1,000	1,040,438
	5.000%, 08/01/27	1,200	1,267,390
	Mount Diablo Unified School District (GO), Series B
	4.000%, 08/01/28	1,140	1,166,329
	Municipal Improvement Corp. of Los Angeles (RB)
	5.000%, 11/01/30	1,390	1,428,489
	4.000%, 11/01/34	4,025	3,914,602
	Oakland Unified School District Alameda County (GO), Series 2012-A
	5.000%, 08/01/31 (AGM)	340	353,462
	Ocean View School District Orange County (GO), Series 2016-D
	5.000%, 08/01/41	975	1,019,557
¤	Oxnard School District (GO), Series 2012-C
	5.750%, 08/01/34 (BAM)	55	55,841
	Palm Springs Unified School District (GO), Series 2008-D
	4.000%, 08/01/25	1,000	1,006,335
	Pasadena Area Community College District (GO), Series A
	5.000%, 08/01/27	1,050	1,093,722
	Pasadena Unified School District (GO)
	5.000%, 08/01/25	500	512,493
	5.000%, 08/01/26	1,000	1,039,373

82

DIMENSIONAL CALIFORNIA MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	Redlands Unified School District (GO)
	5.000%, 07/01/26	20	$20,679
	Redwood City School District (GO), Series A
	5.000%, 08/01/42	300	316,742
¤	Rio Elementary School District Community Facilities District (ST)
	5.000%, 09/01/35	400	404,214
	Sacramento Municipal Utility District (RB)
	5.000%, 08/15/40	920	974,483
	5.000%, 08/15/43	390	407,407
	Sacramento Transportation Authority Sales Tax (RB)
	5.000%, 10/01/38	3,015	3,255,057
	Salinas City Elementary School District (GO), Series A
	7.000%, 08/01/38 (BAM)	300	363,435
	San Diego Community College District (GO)
	4.000%, 08/01/29	250	252,427
	San Diego County Regional Transportation Commission (RB)
¤	5.000%, 04/01/34	5,030	5,059,061
	5.000%, 04/01/42	750	791,307
¤	5.000%, 04/01/44	625	628,611
	San Diego Unified School District (GO)
	5.000%, 07/01/25	490	501,425
	5.000%, 07/01/26	80	83,065
	5.000%, 07/01/30	1,015	1,033,773
	San Francisco Bay Area Rapid Transit District (GO)
	4.000%, 08/01/35	1,335	1,335,008
	4.000%, 08/01/36	300	297,577
	San Francisco Bay Area Rapid Transit District Sales Tax (RB)
	4.000%, 07/01/34	350	348,058
	4.000%, 07/01/37	500	469,364
	San Francisco City & County Public Utilities Commission Power (RB), Series A
	4.000%, 11/01/41	1,700	1,558,991
	San Francisco City & County Public Utilities Commission Wastewater (RB)
	5.000%, 10/01/28	200	214,537
	5.000%, 10/01/31	1,000	1,107,454
	5.000%, 10/01/38	125	129,338
	5.250%, 10/01/42	1,140	1,213,747

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	San Francisco Unified School District (GO)
	4.000%, 06/15/24	5,050	$5,061,897
	5.000%, 06/15/25	120	122,668
	5.000%, 06/15/26	125	125,961
	5.000%, 06/15/28	500	503,628
	4.000%, 06/15/31	895	903,999
¤	San Joaquin Hills Transportation Corridor Agency (RB)
	5.000%, 01/15/50	500	507,955
	San Mateo Foster City Public Financing Authority (RB), Series B
	5.000%, 08/01/25	750	767,843
	San Ysidro School District (GO), Series 2020-B
	5.000%, 08/01/41 (AGM)	90	90,566
	Santa Clara County Financing Authority (RB), Series A
	4.000%, 04/01/35	325	318,260
¤	Santa Clara Valley Transportation Authority (RB), Series A
	5.000%, 04/01/34	25	25,489
	Santa Monica-Malibu Unified School District (GO)
	4.000%, 07/01/35	2,600	2,594,893
	5.000%, 08/01/40	1,000	1,049,888
	5.000%, 08/01/42	300	312,061
	South Tahoe Joint Powers Financing Authority (RB)
	5.000%, 10/01/36	230	248,891
	5.000%, 10/01/37	175	187,732
	Southern California Public Power Authority (RB)
	5.000%, 04/01/24	255	255,545
	5.000%, 07/01/31	900	902,070
	5.000%, 07/01/36	500	500,631
	Southwestern Community College District (GO)
	4.000%, 08/01/40	685	631,795
¤	5.000%, 08/01/44	30	30,724
	State of California (GO)
	5.000%, 09/01/24	200	202,337
	5.000%, 11/01/24	1,820	1,845,366
	4.000%, 11/01/24	750	753,169
	5.000%, 08/01/26	3,220	3,332,247
	5.000%, 10/01/26	270	279,914
	5.000%, 02/01/27 (AMBAC)	185	192,603
	5.000%, 11/01/27	1,375	1,444,884
	5.000%, 08/01/28	485	506,204
	5.000%, 08/01/29	3,020	3,145,428
	4.000%, 08/01/29	1,500	1,503,462
	5.000%, 08/01/30	2,500	2,598,494

83

DIMENSIONAL CALIFORNIA MUNICIPAL BOND ETF

CONTINUED

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
	4.000%, 09/01/31	1,305	$1,302,635
	5.000%, 09/01/32	990	1,010,886
	5.000%, 11/01/32	2,000	2,001,634
	5.000%, 04/01/33	2,500	2,637,420
	5.000%, 03/01/35	145	154,660
	5.000%, 04/01/35	7,070	7,282,234
	4.000%, 03/01/36	1,000	984,407
	5.000%, 04/01/36	785	818,392
	5.000%, 10/01/37	250	264,563
	4.000%, 10/01/39	750	705,138
	5.000%, 09/01/41	720	750,392
	5.000%, 04/01/42	900	936,797
	State of California Department of Water Resources (RB)
¤	5.000%, 12/01/27	690	700,618
¤	5.000%, 12/01/30	1,475	1,497,699
	Stockton Unified School District (COP)
	5.000%, 02/01/26	75	76,861
	5.000%, 02/01/29	735	766,744
	5.000%, 02/01/31	300	310,767
	Stockton Unified School District (GO)
	5.000%, 08/01/26	25	25,583
	5.000%, 08/01/32 (BAM)	2,060	2,078,304
	Torrance Unified School District (GO)
	4.000%, 08/01/33	5,015	4,927,116

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB)
5.000%, 05/15/27	325	$327,403
5.000%, 05/15/29	3,000	3,238,262
5.000%, 05/15/31	2,000	2,195,205
5.250%, 05/15/36	500	502,424
5.000%, 05/15/38	805	848,143
West Contra Costa Unified School District (GO)
5.000%, 08/01/31 (BAM)	2,500	2,737,152
5.000%, 08/01/33 (BAM)	1,930	2,150,714
Whittier Union High School District (GO), Series 2020-B
5.000%, 08/01/25	785	804,614

TOTAL CALIFORNIA		178,195,203

TOTAL MUNICIPAL BONDS		178,195,203

INVESTMENT COMPANY — (1.6%)
UNITED STATES — (1.6%)
BlackRock Liquidity Funds California Money Fund Portfolio
2.947%	2,931	2,928,425

TOTAL UNITED STATES		2,928,425

TOTAL INVESTMENT COMPANY		2,928,425

TOTAL INVESTMENT
SECURITIES — (100.0%) (Cost $ 186,339,108)		181,123,628

TOTAL INVESTMENTS — (100.0%) (Cost $ 186,339,108)		$181,123,628

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$178,195,203	$—	$178,195,203
Investment Company	2,928,425	—	—	2,928,425

Total Investments	$2,928,425	$178,195,203	$—	$181,123,628

See accompanying Notes to Financial Statements

84

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face Amount^	Value†
		(000)
	BONDS — (74.8%)
	AUSTRALIA — (2.2%)
	Glencore Funding LLC
Ω	4.125%, 03/12/24	291	$288,840
	4.625%, 04/29/24	95	94,270
	Macquarie Group, Ltd.
	6.207%, 11/22/24	377	376,946
	National Australia Bank, Ltd.
Ω	6.208%, 06/09/25	290	290,986
	Suncorp-Metway, Ltd.
#Ω	3.300%, 04/15/24	247	243,546

	TOTAL AUSTRALIA		1,294,588

	AUSTRIA — (0.1%)
	Oesterreichische Kontrollbank AG
	0.500%, 09/16/24	79	75,550

	TOTAL AUSTRIA		75,550

	CANADA — (9.5%)
	Bank of Montreal
	6.300%, 09/25/25	470	470,681
	Bank of Nova Scotia (The)
	3.400%, 02/11/24	50	49,617
#	6.308%, 03/11/24	29	29,042
	0.700%, 04/15/24	101	98,639
	3.450%, 04/11/25	50	48,183
	6.253%, 04/11/25	218	217,948
	Brookfield Corp.
	4.000%, 01/15/25	92	89,677
	Brookfield Finance, Inc.
	4.000%, 04/01/24	114	113,063
	Canadian Imperial Bank of Commerce
	2.250%, 01/28/25	525	501,386
	Canadian Natural Resources, Ltd.
	3.800%, 04/15/24	90	89,040
	3.900%, 02/01/25	93	90,404
	Emera US Finance, LP
	0.833%, 06/15/24	395	380,366
	Enbridge, Inc.
	5.974%, 02/16/24	95	95,062
	2.500%, 01/15/25	94	90,149
	Magna International, Inc.
	3.625%, 06/15/24	300	295,475
	National Bank of Canada
	0.750%, 08/06/24	500	480,366
	Province of Manitoba Canada
	2.600%, 04/16/24	520	512,553
	3.050%, 05/14/24	225	221,755
	Province of Ontario Canada
	3.200%, 05/16/24	373	367,976
	Royal Bank of Canada
	2.550%, 07/16/24	127	124,028

		Face Amount^	Value†
		(000)
CANADA — (Continued)
	5.793%, 01/21/25	135	$134,425
	6.192%, 04/14/25	238	237,975
Thomson Reuters Corp.
	3.850%, 09/29/24	91	88,944
Toronto-Dominion Bank (The)
	5.698%, 09/10/24	85	84,805
	1.250%, 12/13/24	100	95,056
	5.763%, 01/10/25	238	236,721
	6.369%, 06/06/25	90	90,135
TransCanada PipeLines, Ltd.
	1.000%, 10/12/24	405	385,588

TOTAL CANADA			5,719,059

FINLAND — (0.8%)
Finnvera OYJ
Ω	1.625%, 10/23/24	500	480,787

TOTAL FINLAND			480,787

FRANCE — (1.7%)
BNP Paribas SA
	3.800%, 01/10/24, MTN	246	244,831
Ω	3.375%, 01/09/25	276	266,599
Caisse des Depots et Consignations
	0.875%, 11/18/24	200	190,174
Societe Generale SA
Ω	2.625%, 10/16/24	200	193,027
Ω	2.625%, 01/22/25	200	190,475

TOTAL FRANCE			1,085,106

GERMANY — (2.9%)
BMW US Capital LLC
Ω	0.800%, 04/01/24	250	244,796
Ω	3.150%, 04/18/24	165	162,952
Ω	6.191%, 04/01/25	90	90,360
EMD Finance LLC
Ω	3.250%, 03/19/25	150	144,440
Mercedes-Benz Finance North America LLC
Ω	0.750%, 03/01/24	259	254,601
Ω	6.280%, 03/30/25	260	261,679
NRW Bank
	1.875%, 07/31/24, MTN .	465	452,029
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24	200	194,146

TOTAL GERMANY			1,805,003

IRELAND — (0.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24	189	183,671
	1.650%, 10/29/24	150	143,032

TOTAL IRELAND			326,703

85

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
	JAPAN — (4.0%)
	Aircastle, Ltd.
#	4.125%, 05/01/24	200	$197,260
Ω	5.250%, 08/11/25	187	182,053
	American Honda Finance Corp.
	2.900%, 02/16/24, MTN	52	51,550
	2.400%, 06/27/24	402	393,080
	6.141%, 10/03/25	100	100,106
	Mitsubishi UFJ Financial Group, Inc.
	3.777%, 03/02/25	123	119,324
	Nomura Holdings, Inc.
	2.648%, 01/16/25	211	201,516
	ORIX Corp.
	4.050%, 01/16/24	125	124,459
	3.250%, 12/04/24	150	145,223
	Sumitomo Mitsui Financial Group, Inc.
	2.348%, 01/15/25	493	471,388
	Toyota Motor Credit Corp.
	5.840%, 08/22/24, MTN	428	428,235

	TOTAL JAPAN		2,414,194

	NETHERLANDS — (1.6%)
	Cooperatieve Rabobank UA
#	3.875%, 08/22/24	745	732,404
	ING Groep NV
	3.550%, 04/09/24	250	247,187

	TOTAL NETHERLANDS		979,591

	NORWAY — (0.2%)
	Equinor ASA
	3.250%, 11/10/24	126	122,887

	TOTAL NORWAY		122,887

	SPAIN — (1.0%)
	Avangrid, Inc.
	3.150%, 12/01/24	371	358,473
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	186	182,297
	3.450%, 06/02/25	50	47,304

	TOTAL SPAIN		588,074

	SUPRANATIONAL — (1.0%)
	Inter-American Investment Corp.
	1.750%, 10/02/24	340	327,729
	International Bank for Reconstruction & Development
	1.500%, 08/28/24	300	290,241

	TOTAL SUPRANATIONAL		617,970

	SWEDEN — (1.7%)
	Kommuninvest I Sverige AB
Ω	4.625%, 08/07/24	297	294,439
	Svensk Exportkredit AB
	0.625%, 10/07/24	500	477,252
	Svenska Handelsbanken AB
Ω	6.258%, 06/10/25	250	250,654

	TOTAL SWEDEN		1,022,345

		Face Amount^	Value†
		(000)
	SWITZERLAND — (0.3%)
	UBS AG
	6.278%, 09/11/25	200	$199,822

	TOTAL SWITZERLAND		199,822

	UNITED KINGDOM — (2.0%)
	Barclays PLC
	3.650%, 03/16/25	450	432,744
	CNH Industrial Capital LLC
	4.200%, 01/15/24	30	29,870
	LSEGA Financing PLC
Ω	0.650%, 04/06/24	530	517,500
	Unilever Capital Corp.
	2.600%, 05/05/24	165	162,269

	TOTAL UNITED KINGDOM		1,142,383

	UNITED STATES — (45.3%)
	3M Co.
	5.931%, 02/14/24	29	28,997
	2.000%, 02/14/25	126	119,757
	AbbVie, Inc.
	3.850%, 06/15/24	365	360,063
	2.600%, 11/21/24	98	94,693
	3.800%, 03/15/25	100	97,344
	Affiliated Managers Group, Inc.
	4.250%, 02/15/24	242	240,712
	Allegion US Holding Co., Inc.
	3.200%, 10/01/24	397	386,054
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25	92	89,077
	Ameren Corp.
	2.500%, 09/15/24	109	105,733
	American Express Co.
	3.400%, 02/22/24	44	43,649
	American Tower Corp.
#	0.600%, 01/15/24	153	151,262
	2.400%, 03/15/25	95	90,215
	Ameriprise Financial, Inc.
	3.700%, 10/15/24	500	489,755
	Amphenol Corp.
	3.200%, 04/01/24	265	262,047
	Aon Global, Ltd.
	3.500%, 06/14/24	465	457,781
	Arrow Electronics, Inc.
	3.250%, 09/08/24	159	154,902
	4.000%, 04/01/25	100	96,589
	AvalonBay Communities, Inc.
	4.200%, 12/15/23	265	264,399
	Bank of America Corp.
	5.759%, 06/14/24	515	514,367
	Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24, MTN	216	214,620
#	3.250%, 09/11/24, MTN	122	119,258
	1.600%, 04/24/25, MTN	100	93,813

86

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Black Hills Corp.
	4.250%, 11/30/23	90	$89,806
	Boardwalk Pipelines, LP
	4.950%, 12/15/24	250	246,077
	Boston Properties, LP
	3.800%, 02/01/24	76	75,456
	3.200%, 01/15/25	114	109,088
	Boston Scientific Corp.
	3.450%, 03/01/24	203	201,210
	Bristol-Myers Squibb Co.
	3.625%, 05/15/24	250	247,121
	Brown & Brown, Inc.
#	4.200%, 09/15/24	109	107,111
	Camden Property Trust
	3.500%, 09/15/24	165	161,368
	Capital One Financial Corp.
	3.900%, 01/29/24	74	73,578
	3.300%, 10/30/24	50	48,474
	3.200%, 02/05/25	172	164,449
#	4.250%, 04/30/25	92	88,842
	Cardinal Health, Inc.
	3.079%, 06/15/24	275	270,097
	Caterpillar Financial Services Corp.
	3.300%, 06/09/24, MTN	150	147,873
	Cencora, Inc.
	3.400%, 05/15/24	386	380,720
	CenterPoint Energy, Inc.
	2.500%, 09/01/24	173	167,932
	Charles Schwab Corp. (The)
	0.750%, 03/18/24	150	146,991
	Cigna Group (The)
	3.500%, 06/15/24	297	292,431
	Cisco Systems, Inc.
	3.625%, 03/04/24	165	163,841
	CNA Financial Corp.
	3.950%, 05/15/24	114	112,626
	CNO Financial Group, Inc.
	5.250%, 05/30/25	204	199,220
	Conagra Brands, Inc.
	4.300%, 05/01/24	240	237,747
	Continental Resources, Inc.
	3.800%, 06/01/24	350	344,717
	Corebridge Financial, Inc.
	3.500%, 04/04/25	393	377,852
	Cox Communications, Inc.
Ω	3.150%, 08/15/24	247	241,197
	Crown Castle, Inc.
	3.200%, 09/01/24	173	168,827
	Devon Energy Corp.
	5.250%, 09/15/24	110	109,120
	Discovery Communications LLC
	3.900%, 11/15/24	254	247,130
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	192	185,107

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	3.600%, 12/15/24	252	$245,066
	Edison International
	3.550%, 11/15/24	391	379,856
	Elevance Health, Inc.
	3.500%, 08/15/24	567	555,887
	Energy Transfer, LP
	5.875%, 01/15/24	183	182,951
	4.500%, 04/15/24	197	195,475
	Enterprise Products Operating LLC
	3.900%, 02/15/24	220	218,770
	Equinix, Inc.
	2.625%, 11/18/24	93	89,796
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	480	469,580
	ERP Operating, LP
	3.375%, 06/01/25	150	144,181
	Evergy, Inc.
	2.450%, 09/15/24	385	372,768
	Evernorth Health, Inc.
	3.500%, 06/15/24	165	161,877
	Eversource Energy
	2.900%, 10/01/24	92	89,421
	Fifth Third BanCorp
	3.650%, 01/25/24	95	94,321
	2.375%, 01/28/25	145	137,726
	First American Financial Corp.
	4.600%, 11/15/24	111	109,407
	Flex, Ltd.
	4.750%, 06/15/25	92	89,581
	Fox Corp.
	4.030%, 01/25/24	91	90,544
	Franklin Resources, Inc.
	2.850%, 03/30/25	275	262,724
	GATX Corp.
	4.350%, 02/15/24	137	136,209
	Georgia-Pacific LLC
Ω	0.625%, 05/15/24	332	322,645
	Gilead Sciences, Inc.
	3.500%, 02/01/25	50	48,586
	Global Payments, Inc.
	1.500%, 11/15/24	308	293,064
	2.650%, 02/15/25	95	90,575
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	390	370,890
	HCA, Inc.
	5.375%, 02/01/25	381	376,957
	Health Care Service Corp. A Mutual
	Legal Reserve Co.
Ω	1.500%, 06/01/25	284	263,995
	Host Hotels & Resorts, LP
	3.875%, 04/01/24	70	69,190
	Huntington Bancshares, Inc.
	2.625%, 08/06/24	393	380,688

87

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Illinois Tool Works, Inc.
	3.500%, 03/01/24	266	$264,001
	International Business Machines Corp.
	3.625%, 02/12/24	350	347,880
	3.000%, 05/15/24	200	197,084
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24	200	197,824
	Interstate Power and Light Co.
	3.250%, 12/01/24	275	267,130
	Jackson Financial, Inc.
	1.125%, 11/22/23	91	90,741
	Janus Henderson US Holdings, Inc.
	4.875%, 08/01/25	92	89,776
	John Deere Capital Corp.
	5.851%, 07/03/25	117	117,229
	Keurig Dr Pepper, Inc.
	3.130%, 12/15/23	184	183,340
	Kinder Morgan Energy Partners, LP
	4.300%, 05/01/24	90	89,186
	4.250%, 09/01/24	127	124,945
	Laboratory Corp. of America Holdings
	2.300%, 12/01/24	94	90,312
	Lazard Group LLC
	3.750%, 02/13/25	393	380,299
	Marriott International, Inc.
	3.600%, 04/15/24	275	271,858
	3.750%, 03/15/25	93	90,195
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24	165	162,607
	MetLife, Inc.
	3.600%, 04/10/24	225	222,697
	3.000%, 03/01/25	315	303,032
	Morgan Stanley
	5.810%, 01/25/24	90	89,999
	3.875%, 04/29/24	23	22,781
	MPLX, LP
	4.000%, 02/15/25	93	90,564
	National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	165	162,489
	1.000%, 10/18/24, MTN .	350	334,337
	5.683%, 10/18/24	50	49,937
	National Securities Clearing Corp.
Ω	5.050%, 11/21/24	734	728,193
	NNN REIT, Inc.
	3.900%, 06/15/24	366	360,327
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	50	48,786
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	89	86,815

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	PayPal Holdings, Inc.
	2.400%, 10/01/24	325	$315,163
	Penske Truck Leasing Co., LP/PTL Finance Corp.
Ω	3.950%, 03/10/25	258	249,810
	Philip Morris International, Inc.
	2.875%, 05/01/24	225	221,697
	Phillips 66
	3.850%, 04/09/25	50	48,589
	Plains All American Pipeline, LP/PAA Finance Corp.
	3.600%, 11/01/24	318	310,102
	PNC Financial Services Group, Inc. (The)
	3.500%, 01/23/24	29	28,834
	2.200%, 11/01/24	274	263,436
	Principal Financial Group, Inc.
	3.400%, 05/15/25	200	192,031
	Public Service Enterprise Group, Inc.
	2.875%, 06/15/24	236	231,238
	PVH Corp.
	4.625%, 07/10/25	357	342,505
	Realty Income Corp.
	4.600%, 02/06/24	50	49,784
	3.875%, 07/15/24	34	33,520
	Ross Stores, Inc.
	4.600%, 04/15/25	120	117,743
	Ryder System, Inc.
	4.625%, 06/01/25, MTN	70	68,462
	Schlumberger Holdings Corp.
Ω	3.750%, 05/01/24	321	317,642
	Simon Property Group, LP
	2.000%, 09/13/24	132	127,461
	3.375%, 10/01/24	145	141,526
	State Street Corp.
	3.300%, 12/16/24	124	120,456
	Steel Dynamics, Inc.
	2.800%, 12/15/24	190	183,021
	Textron, Inc.
	4.300%, 03/01/24	110	109,365
	Timken Co. (The)
	3.875%, 09/01/24	109	106,954
	Truist Financial Corp.
	2.850%, 10/26/24, MTN .	221	213,425
	UnitedHealth Group, Inc.
	3.500%, 02/15/24	122	121,144
	US BanCorp
	3.700%, 01/30/24, MTN .	80	79,567
	Valero Energy Corp.
	1.200%, 03/15/24	70	68,747
	Ventas Realty, LP
	3.500%, 04/15/24	95	93,595
	3.500%, 02/01/25	277	266,910

88

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
VF Corp.
	2.400%, 04/23/25	260	$244,822
Viatris, Inc.
	1.650%, 06/22/25	26	24,149
Walgreens Boots Alliance, Inc.
	3.800%, 11/18/24	276	268,140
Wells Fargo & Co.
	3.000%, 02/19/25	100	96,191
Williams Cos., Inc. (The)
	3.900%, 01/15/25	92	89,586
Willis North America, Inc.
	3.600%, 05/15/24	350	345,039
Wisconsin Electric Power Co.
	2.050%, 12/15/24	150	143,957
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	70	67,625

TOTAL UNITED STATES			27,290,425

TOTAL BONDS			45,164,487

COMMERCIAL PAPER — (24.0%)
AUSTRALIA — (1.9%)
Australia & New Zealand Banking Group, Ltd.
	5.730%, 04/01/24	750	732,181
Westpac Banking Corp.
	5.860%, 09/11/24	450	427,996

TOTAL AUSTRALIA			1,160,177

AUSTRIA — (1.2%)
Oesterreich Kontrollbank
	5.480%, 01/22/24	730	720,894

TOTAL AUSTRIA			720,894

CANADA — (7.2%)
Alberta Prov CDA
	5.570%, 03/11/24	800	783,984
Alberta Province
	5.610%, 03/27/24	1,000	977,444
Alimentaion Couche Tard
	5.810%, 01/16/24	385	380,278
Bank of Montreal
	5.720%, 03/25/24	285	278,544
	5.780%, 05/01/24	500	485,718
CDP Financial, Inc.
Ω	5.730%, 04/10/24	460	448,432
	5.870%, 09/23/24	440	417,664
Export Development Canada
	5.480%, 02/01/24	290	285,951
Nutrien, Ltd.
	5.660%, 12/22/23	250	247,972

TOTAL CANADA			4,305,987

FINLAND — (0.4%)
Nordea Bank Abp
Ω	5.660%, 04/04/24	275	268,420

TOTAL FINLAND			268,420

		Face Amount^	Value†
		(000)
FRANCE — (3.3%)
Caisse des Depots et Consignations
Ω	5.540%, 01/31/24	290	$285,951
Louis Vuitton
	5.720%, 05/24/24	750	726,245
LVMH Moet Hennessy Vuitt
	5.720%, 05/23/24	300	290,543
	5.720%, 06/18/24	700	675,198

TOTAL FRANCE			1,977,937

GERMANY — (2.3%)
BASF SE
	5.600%, 12/28/23	315	312,184
Kreditanstalt fuer Wiederaufbau
Ω	5.660%, 05/02/24	825	801,797
VW Credit, Inc.
	5.730%, 01/16/24	300	296,368

TOTAL GERMANY			1,410,349

NORWAY — (1.2%)
DNB Bank ASA
Ω	5.550%, 02/23/24	750	736,945

TOTAL NORWAY			736,945

SINGAPORE — (0.9%)
United Overseas Bank
	5.780%, 04/16/24	550	535,553

TOTAL SINGAPORE			535,553

SWEDEN — (0.4%)
Svenska Handelsbank, Inc.
	5.800%, 05/07/24	250	242,614

TOTAL SWEDEN			242,614

UNITED KINGDOM — (0.9%)
HSBC USA, Inc.
	6.080%, 04/26/24	565	548,518

TOTAL UNITED KINGDOM			548,518

UNITED STATES — (4.3%)
3M Co.
	5.450%, 01/24/24	350	345,553
AT&T, Inc.
Ω	5.870%, 03/19/24	250	244,419
Duke Energy Corp.
	5.860%, 02/27/24	300	294,297
EIDP, Inc.
	5.600%, 12/05/23	425	422,700
NATL SEC Clearing Corp.
	5.790%, 05/13/24	750	727,209
Walt Disney Co.
	5.580%, 03/05/24	325	318,773

89

DIMENSIONAL ULTRASHORT FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
5.660%, 03/21/24	250	$244,539

TOTAL UNITED STATES		2,597,490

TOTAL COMMERCIAL PAPER		14,504,884

		Face Amount^	Value†
		(000)
TOTAL INVESTMENT SECURITIES — (98.8%) (Cost $59,693,867)			$59,669,371

		Shares	Value
SECURITIES LENDING COLLATERAL — (1.2%)
	The DFA Short Term
@§	Investment Fund	62,721	725,498

TOTAL INVESTMENTS — (100.0%) (Cost $60,419,365)			$60,394,869

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation

Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	$—	$1,294,588	$—	$1,294,588
Austria	—	75,550	—	75,550
Canada	—	5,719,059	—	5,719,059
Finland	—	480,787	—	480,787
France	—	1,085,106	—	1,085,106
Germany	—	1,805,003	—	1,805,003
Ireland	—	326,703	—	326,703
Japan	—	2,414,194	—	2,414,194
Netherlands	—	979,591	—	979,591
Norway	—	122,887	—	122,887
Spain	—	588,074	—	588,074
Supranational	—	617,970	—	617,970
Sweden	—	1,022,345	—	1,022,345
Switzerland	—	199,822	—	199,822
United Kingdom	—	1,142,383	—	1,142,383
United States	—	27,290,425	—	27,290,425
Commercial Paper	—	14,504,884	—	14,504,884
Securities Lending Collateral	—	725,498	—	725,498

Total Investments	$—	$60,394,869	$—	$60,394,869

See accompanying Notes to Financial Statements.

90

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional Core Fixed Income ETF	Dimensional Short-Duration Fixed Income ETF
ASSETS:
Investment Securities at Value (including $63,846 and $27,529 of securities on loan, respectively)	$4,389,825	$1,664,209
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $67,509 and $28,417, respectively) (Note G)	67,509	28,417
Collateral for TBA Securities	19,117	—
Foreign Currencies at Value	109	165
Cash	60,203	18,070
Unrealized Appreciation on Forward Foreign Currency Contracts	1,221	491
Receivables:
Investment Securities Sold	3,284	811
Dividends and Interest	28,703	13,415
Receivable for Tax Reclaims	43	7
Prepaid Expenses and Other Assets	—	1

Total Assets	4,570,014	1,725,586

LIABILITIES:
Payables:
Investment Securities Purchased	983,342	13,673
Unrealized Depreciation on Forward Foreign Currency Contracts	—	129
Upon Return of Securities Loaned	67,509	28,417
Accrued Expenses and Other Liabilities:
Advisory Fee	360	162
Administration and Accounting	40	33
Custodian	3	1
Trustee	13	6
Other Expenses	304	106

Total Liabilities	1,051,571	42,527
Commitments and Contingent Liabilities (Note D)	$—	$—

NET ASSETS	$3,518,443	$1,683,059

SHARES OUTSTANDING, NO PAR VALUE	88,750,000	36,450,000

Net Asset Value, Offering and Redemption price per share	$39.64	$46.17

Investment Securities at Cost	$4,529,104	$1,694,643

Foreign Currencies at Cost	$109	$164

NET ASSETS CONSIST OF:
Paid-In Capital	$3,793,630	$1,736,550
Total Distributable Earnings (Loss)	(275,187)	(53,491)

NET ASSETS	$3,518,443	$1,683,059

See accompanying Notes to Financial Statements.

91

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional Inflation- Protected Securities ETF	Dimensional National Municipal Bond ETF

ASSETS:
Investment Securities at Value (including $— and $— of securities on loan, respectively)	$403,636	$996,481
Receivables:
Dividends and Interest	902	12,250
Prepaid Expenses and Other Assets	—	1

Total Assets	404,538	1,008,732

LIABILITIES:
Payables:
Investment Securities Purchased	—	29,520
Cash Overdraft	—	36
Accrued Expenses and Other Liabilities:
Advisory Fee	17	98
Administration and Accounting	15	21
Custodian	—	1
Trustee	2	4
Other Expenses	24	55

Total Liabilities	58	29,735
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$404,480	$978,997

SHARES OUTSTANDING, NO PAR VALUE	10,300,000	21,200,000

Net Asset Value, Offering and Redemption price per share	$39.27	$46.18

Investment Securities at Cost	$451,643	$1,033,093

NET ASSETS CONSIST OF:
Paid-In Capital	$460,477	$1,016,386
Total Distributable Earnings (Loss)	(55,997)	(37,389)

NET ASSETS	$404,480	$978,997

See accompanying Notes to Financial Statements.

92

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional California Municipal Bond ETF	Dimensional Ultrashort Fixed Income ETF

ASSETS:
Investment Securities at Value (including $— and $705 of securities on loan, respectively)	$181,124	$59,669
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $— and $725, respectively) (Note G)	—	725
Cash	—	279
Receivables:
Dividends and Interest	2,209	382
Receivable from Advisor	—	14
Prepaid Expenses and Other Assets	19	14

Total Assets	183,352	61,083

LIABILITIES:
Payables:
Investment Securities Purchased	2,776	143
Upon Return of Securities Loaned	—	725
Accrued Expenses and Other Liabilities:
Advisory Fee	9	—
Administration and Accounting	8	3
Custodian	1	1
Trustee	1	2
Other Expenses	17	16

Total Liabilities	2,812	890
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$180,540	$60,193

SHARES OUTSTANDING, NO PAR VALUE	3,725,000	1,200,000

Net Asset Value, Offering and Redemption price per share	$48.47	$50.16

Investment Securities at Cost	$186,339	$59,694

NET ASSETS CONSIST OF:
Paid-In Capital	$185,550	$60,096
Total Distributable Earnings (Loss)	(5,010)	97

NET ASSETS	$180,540	$60,193

See accompanying Notes to Financial Statements.

93

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional Core Fixed Income ETF(a)	Dimensional Short- Duration Fixed Income ETF(a)
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $(69) and $(15), respectively)	$124,047	$47,196
Income from Securities Lending, Net	289	106

Total Investment Income	124,336	47,302

EXPENSES:
Investment Management Fees (Note D)	4,419	1,849
Administration and Accounting	91	59
Custodian	15	7
Filing Fees	366	92
Trustees’ Fees & Expenses	25	10
Professional Fees	51	22
Exchange Listing Fee	14	7
Index Receipt Agent	—	3
Other Expenses	153	96

Total Expenses	5,134	2,145

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(419)	(162)
Fees Paid Indirectly (Note D)	(12)	(5)

Net Expenses	4,703	1,978

Net Investment Income (Loss)	119,633	45,324

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(103,624)	(27,250)
In-Kind Transactions	(239)	—
Forward Currency Contracts	13,940	10,468
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(48,307)	23,419
Forward Currency Contracts	1,221	361

Net Realized and Unrealized Gain (Loss)	(137,009)	6,998

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,376)	$52,322

(a)	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

94

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional Inflation- Protected Securities ETF	Dimensional National Municipal Bond ETF
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $— and $—, respectively)	$15,411	$20,241

Total Investment Income	15,411	20,241

EXPENSES:
Investment Management Fees (Note D)	326	1,302
Administration and Accounting	26	43
Custodian	2	4
Filing Fees	29	86
Trustees’ Fees & Expenses	3	8
Professional Fees	7	18
Exchange Listing Fee	7	7
Index Receipt Agent	3	3
Other Expenses	47	53

Total Expenses	450	1,524

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(51)	(127)
Fees Paid Indirectly (Note D)	(2)	(3)

Net Expenses	397	1,394

Net Investment Income (Loss)	15,014	18,847

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(3,867)	(1,180)
In-Kind Transactions	158	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(16,262)	(15,267)

Net Realized and Unrealized Gain (Loss)	(19,971)	(16,447)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,957)	$2,400

See accompanying Notes to Financial Statements.

95

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional California Municipal Bond ETF(a)	Dimensional Ultrashort Fixed Income ETF(b)(c)

INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $— and $—, respectively)	$1,311	$207
Income from Securities Lending, Net	—	—

Total Investment Income	1,311	207

EXPENSES:
Investment Management Fees (Note D)	71	5
Administration and Accounting	8	4
Custodian	1	1
Filing Fees	7	3
Trustees’ Fees & Expenses	1	2
Deferred Offering Fees	2	—
Organization Fees	2	1
Professional Fees	6	6
Exchange Listing Fee	4	2
Index Receipt Agent	1	—
Other Expenses	5	3

Total Expenses	108	27

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(23)	(21)

Net Expenses	85	6

Net Investment Income (Loss)	1,226	201

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold	(12)	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(5,215)	(24)

Net Realized and Unrealized Gain (Loss)	(5,227)	(24)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,001)	$177

(a)	For the period from the commencement of operations on June 26, 2023 through October 31, 2023.
(b)	Portion of income is from investment in affiliated fund.
(c)	For the period from the commencement of operations on September 26, 2023 through October 31, 2023.

See accompanying Notes to Financial Statements.

96

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Core Fixed Income ETF		Dimensional Short-Duration Fixed Income ETF
	Year ended October 31, 2023	For the period Nov. 15, 2021(a) through October 31, 2022	Year ended October 31, 2023	For the period Nov. 15, 2021(a) through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$119,633	$19,105	$45,324	$12,716
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions	(103,624)	(53,551)	(27,250)	(9,300)
In-Kind Transactions	(239)	(4,883)	—	(6,691)
Forward Currency Contracts	13,940	—	10,468	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	(48,307)	(91,048)	23,419	(53,884)
Forward Currency Contracts	1,221	—	361	—

Change in Net Assets Resulting from Operations	(17,376)	(130,377)	52,322	(57,159)

Distributions:
Total Distributions	(116,396)	(15,999)	(43,734)	(11,714)

Change in Net Assets Resulting from Distributions	(116,396)	(15,999)	(43,734)	(11,714)

Capital Share Transactions:
Shares Issued	2,306,736	1,632,520	860,529	1,311,388
Cost of Shares Redeemed	(30,437)	(110,228)	—	(428,573)

Change in Net Assets Resulting from Capital Share Transactions	2,276,299	1,522,292	860,529	882,815

Change in Net Assets	2,142,527	1,375,916	869,117	813,942
Net Assets:
Beginning of Period	1,375,916	—	813,942	—

End of Period	$3,518,443	$1,375,916	$1,683,059	$813,942

Share Transactions:
Issued	55,450	36,750	18,550	26,950
Redeemed	(750)	(2,700)	—	(9,050)

Change in Shares	54,700	34,050	18,550	17,900

(a)	Commencement of operations.

See accompanying Notes to Financial Statements.

97

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Inflation-Protected Securities ETF		Dimensional National Municipal Bond ETF
	Year ended October 31, 2023	For the period Nov. 15, 2021(a) through October 31, 2022	Year ended October 31, 2023	For the period Nov. 15, 2021(a) through October 31, 2022
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$15,014	$11,202	$18,847	$3,837
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,867)	(5,224)	(1,180)	(445)
In-Kind Transactions	158	83	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(16,262)	(31,744)	(15,267)	(21,346)

Change in Net Assets Resulting from Operations	(4,957)	(25,683)	2,400	(17,954)

Distributions:
Total Distributions	(14,230)	(10,764)	(18,635)	(3,175)

Change in Net Assets Resulting from Distributions	(14,230)	(10,764)	(18,635)	(3,175)

Capital Share Transactions:
Shares Issued	182,581	318,664	432,437	649,638
Cost of Shares Redeemed	(21,577)	(19,554)	(25,614)	(40,100)

Change in Net Assets Resulting from Capital Share Transactions	161,004	299,110	406,823	609,538

Change in Net Assets	141,817	262,663	390,588	588,409
Net Assets:
Beginning of Period	262,663	—	588,409	—

End of Period	$404,480	$262,663	$978,997	$588,409

Share Transactions:
Issued	4,425	6,825	9,100	13,500
Redeemed	(525)	(425)	(550)	(850)

Change in Shares	3,900	6,400	8,550	12,650

(a)	Commencement of operations.

See accompanying Notes to Financial Statements.

98

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional California Municipal Bond ETF	Dimensional Ultrashort Fixed Income ETF
	For the period Jun. 26, 2023(a) through October 31, 2023	For the period Sep. 26, 2023(a) through October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$1,226	$201
Net Realized Gain (Loss) on:
Investment Securities Sold	(12)	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(5,215)	(24)

Change in Net Assets Resulting from Operations	(4,001)	177

Distributions:
Total Distributions	(1,009)	(80)

Change in Net Assets Resulting from Distributions	(1,009)	(80)

Capital Share Transactions:
Shares Issued	185,550	60,096

Change in Net Assets Resulting from Capital Share Transactions	185,550	60,096

Change in Net Assets	180,540	60,193
Net Assets:
Beginning of Period	—	—

End of Period	$180,540	$60,193

Share Transactions:
Issued	3,725	1,200

Change in Shares	3,725	1,200

(a)	Commencement of operations.

See accompanying Notes to Financial Statements.

99

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional Core Fixed Income ETF		Dimensional Short-Duration Fixed Income ETF
	Year ended October 31, 2023	Period November 15, 2021(a) through October 31, 2022	Year ended October 31, 2023	Period November 15, 2021(a) through October 31, 2022
Net Asset Value, Beginning of Period	$40.41	$50.03	$45.47	$50.02

Income From Investment Operations (a)
Net Investment Income (Loss)	1.83	1.28	1.73	0.85
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.86)	(10.06)	0.54	(4.67)

Total from Investment Operations	0.97	(8.78)	2.27	(3.82)

Less Distributions:
Net Investment Income	(1.74)	(0.84)	(1.57)	(0.73)

Total Distributions	(1.74)	(0.84)	(1.57)	(0.73)

Net Asset Value, End of Period	$39.64	$40.41	$46.17	$45.47

Total Return at NAV (b)(c)	2.29%	(17.67)%	5.04%	(7.68)%

Total Return at Market (c)(d)	2.37%	(17.46)%	4.59%	(7.26)%

Net Assets, End of Year (thousands)	$3,518,443	$1,375,916	$1,683,059	$813,942
Ratio of Expenses to Average Net Assets(e)	0.17%	0.19%	0.16%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.19%	0.20%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets.(e)	4.40%	3.05%	3.74%	1.88%
Portfolio Turnover Rate (c)(f)	39%	75%	42%	32%

(a)	Commencement of operations.

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional Inflation-Protected Securities ETF		Dimensional National Municipal Bond ETF
	Year ended October 31, 2023	Period November 15, 2021(a) through October 31, 2022	Year ended October 31, 2023	Period November 15, 2021(a) through October 31, 2022
Net Asset Value, Beginning of Period	$41.04	$50.02	$46.51	$50.12

Income From Investment Operations (a)
Net Investment Income (Loss)	1.71	2.95	1.10	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.89)	(9.50)	(0.36)	(3.94)

Total from Investment Operations	(0.18)	(6.55)	0.74	(3.20)

Less Distributions:
Net Investment Income	(1.59)	(2.43)	(1.07)	(0.41)

Total Distributions	(1.59)	(2.43)	(1.07)	(0.41)

Net Asset Value, End of Period	$39.27	$41.04	$46.18	$46.51

Total Return at NAV (b)(c)	(0.56)%	(13.40)%	1.55%	(6.38)%

Total Return at Market (c)(d)	(0.55)%	(13.30)%	1.62%	(6.39)%

Net Assets, End of Year (thousands)	$404,480	$262,663	$978,997	$588,409
Ratio of Expenses to Average Net Assets(e)	0.11%	0.11%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.12%	0.14%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets.(e)	4.14%	6.84%	2.32%	1.62%
Portfolio Turnover Rate (c)(f)	9%	20%	9%	7%

(a)	Commencement of operations

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

101

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period.)

	Dimensional California Municipal Bond ETF	Dimensional Ultrashort Fixed Income ETF
	Period June 26, 2023(a) through October 31, 2023	Period September 26, 2023(a) through October 31, 2023
Net Asset Value, Beginning of Period	$50.02	$50.00

Income From Investment Operations (a)
Net Investment Income (Loss)	0.47	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.70)	(0.02)

Total from Investment Operations	(1.23)	0.23

Less Distributions:
Net Investment Income	(0.32)	(0.07)

Total Distributions	(0.32)	(0.07)

Net Asset Value, End of Period	$48.47	$50.16

Total Return at NAV (b)(c)	(2.47)%	0.45%

Total Return at Market (c)(d)	(2.42)%	0.56%

Net Assets, End of Year (thousands)	$180,540	$60,193
Ratio of Expenses to Average Net Assets(e)	0.19%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly) (e)	0.24%	0.69%
Ratio of Net Investment Income to Average Net Assets.(e)	2.76%	5.27%
Portfolio Turnover Rate (c)(f)	1%	—%

(a)	Commencement of operations.

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of October 31, 2023, the Trust is comprised of thirty-four operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional Core Fixed Income ETF	Core Fixed Income ETF
Dimensional Short-Duration Fixed Income ETF	Short-Duration Fixed Income ETF
Dimensional Inflation-Protected Securities ETF	Inflation-Protected Securities ETF
Dimensional National Municipal Bond ETF	Municipal Bond ETF
Dimensional California Municipal Bond ETF	California Municipal Bond ETF
Dimensional Ultrashort Fixed Income ETF	Ultrashort Fixed Income ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind and a specified amount of cash. However, the Funds also reserve the right to permit or require Creation Units to be issued (or redeemed) entirely or partially for cash. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

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1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

With respect to the Core Fixed Income ETF, Short-Duration Fixed Income ETF, and Ultrashort Fixed Income ETF (the “International Fixed Income Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Fixed Income Funds own securities that are primarily listed on foreign exchanges which may trade on days when the International Fixed Income Funds do not price their shares, therefore the value of securities held by the International Fixed Income Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

104

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Certain securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Fixed Income Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Fixed Income Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency transactions on the Statements of Operations.

4. TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/ or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

5. TO BE ANNOUNCED (TBA) COMMITMENTS

To Be Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

105

6. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

7. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least monthly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

8. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

9. OTHER

Discount and premium on debt securities purchased are amortized, using the effective interest method. Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

C. DERIVATIVE INSTRUMENTS

All open derivative positions at period end are reflected on each Fund’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Fixed Income Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s

106

Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended October 31, 2023 was as follows (amounts in thousands):

Forward Currency Contracts*
Core Fixed Income ETF	$210,807
Short-Duration Fixed Income ETF	199,442

*	Average amount of Currency Purchase/Sold in USD.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2023 (amounts in thousands):

	Assets	Liabilities
	Unrealized Appreciation on Forward Currency Contracts (1)	Unrealized Depreciation on Forward Currency Contracts (2)
Currency Rate Risk Exposure:
Core Fixed Income ETF	$1,221	$—
Short-Duration Fixed Income ETF	491	129

(1)	Presented on Statements of Assets and Liabilities as Unrealized Appreciation on: Forward Foreign Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Depreciation on: Forward Foreign Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) from:	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Forward Currency Contracts (1)	Forward Currency Contracts (2)
Currency Rate Risk Exposure:
Core Fixed Income ETF	$13,940	$1,221
Short-Duration Fixed Income ETF	10,468	361

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of October 31, 2023, the Funds’ derivative assets and liabilities (by type) were as follows (amounts in thousands):

	Core Fixed Income ETF		Short-Duration Fixed Income ETF
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts (without ISDA)	$—	$—	$—	$—
Forward currency contracts (with ISDA)	1,221	—	491	129

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,221	—	491	129
Derivative asset and liabilities not subject to a master netting agreement or similar agreement (“MNA”)	—	—	—	—
Total assets and liabilities subject to a MNA	$1,221	$—	$491	$129

The following tables present the Funds’ derivative assets and liabilities as of October 31, 2023 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund (amounts in thousands):

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Core Fixed Income ETF
Morgan Stanley and Co. International	$44	$—	$—	$—	$44
State Street Bank and Trust Company	1,074	—	—	—	1,074
UBS Warburg	103	—	—	—	103

	$1,221	$—	$—	$—	$1,221

Short-Duration Fixed Income ETF
Morgan Stanley and Co. International	$32	$—	$—	$—	$32

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Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets

State Street Bank and Trust
Company	$383	$(129)	$—	$—	$254
UBS Warburg	76	—	—	—	76

	$491	$(129)	$—	$—	$362

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Liabilities
Short-Duration Fixed Income ETF
State Street Bank and Trust Company	$129	$(129)	$—	$—	$—

	$129	$(129)	$—	$—	$—

(b)

The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the Funds.

For the period ended October 31, 2023, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Management Fee
Core Fixed Income ETF*	0.16%
Short-Duration Fixed Income ETF*	0.15%
Inflation-Protected Securities ETF	0.09%
Municipal Bond ETF	0.16%
California Municipal Bond ETF	0.16%
Ultrashort Fixed Income ETF	0.12%

*	Effective as of February 28, 2023, the management fees payable by the following Funds were reduced as follows:

	Management Fee Prior to February 28, 2023	Management Fee Effective February 28, 2023
Core Fixed Income ETF	0.17%	0.16%
Short-Duration Fixed Income ETF	0.16%	0.15%

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Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds, as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2024 (February 28, 2025 with respect to the California Municipal Bond ETF and Ultrashort Fixed Income ETF), may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended October 31, 2023, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the period ended October 31, 2023 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expenses Assumed	Recovery of Previously Waived Fees/ Expense Assumed	Previous Waived Fees/ Expense Assumed Subject to Future Recovery
Core Fixed Income ETF*	0.17%	$419	$—	$466
Short-Duration Fixed Income ETF*	0.16%	162	—	242
Inflation-Protected Securities ETF	0.11%	51	—	101
Municipal Bond ETF*	0.17%	127	—	162
California Municipal Bond ETF	0.19%	23	—	23
Ultrashort Fixed Income ETF	0.15%	21	—	21

*

The expense limitation amounts were reduced effective February 28, 2023. Prior to February 28, 2023, the expense limitation amounts were 0.19% for the Core Fixed Income ETF, 0.18% for the Short-Duration Fixed Income ETF, and 0.18% for the Municipal Bond ETF.

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Core Fixed Income ETF	$12
Short-Duration Fixed Income ETF	5
Inflation-Protected Securities ETF	2
Municipal Bond ETF	3

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3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to Distributor under the distribution agreement.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds) receive no compensation from the Trust. For the year ended October 31, 2023, the total related amounts paid by the Trust to the CCO was $42 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Core Fixed Income ETF	$3
Short-Duration Fixed Income ETF	1
Inflation-Protected Securities ETF	—
Municipal Bond ETF	1
California Municipal Bond ETF	—
Ultrashort Fixed Income ETF	—

F. FEDERAL INCOME TAXES

Each Fund has qualified (with respect to the California Municipal Bond ETF and Ultrashort Fixed Income ETF, intend to qualify) and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the periods ended October 31, 2022 and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
Core Fixed Income ETF
2022	$15,999	$—	$—	$15,999
2023	116,396	—	—	116,396
Short-Duration Fixed Income ETF
2022	11,714	—	—	11,714
2023	43,734	—	—	43,734
Inflation-Protected Securities ETF
2022	10,764	—	—	10,764
2023	14,230	—	—	14,230
Municipal Bond ETF
2022	—	—	3,175	3,175
2023	—	—	18,635	18,635
California Municipal Bond ETF
2023	—	—	1,009	1,009
Ultrashort Fixed Income ETF
2023	80	—	—	80

California Municipal Bond ETF and Ultrashort Fixed Income ETF commenced operations on June 26, 2023 and September 26, 2023, respectively, and did not pay any distributions for the year ended October 31, 2022.

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Core Fixed Income ETF	$132	$—	$132
Inflation-Protected Securities ETF	30	—	30
Municipal Bond ETF	32	—	32

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Tax-Exempt Net Investment Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Core Fixed Income ETF	$19,396	$—	$—	$(152,714)	$(141,870)	$(275,188)
Short-Duration Fixed Income ETF	7,796	—	—	(30,479)	(30,808)	(53,491)
Inflation-Protected Securities ETF	1,030	—	—	(8,636)	(48,391)	(55,997)
Municipal Bond ETF	49	811	—	(1,625)	(36,625)	(37,390)
California Municipal Bond ETF	—	236	—	(12)	(5,234)	(5,010)
Ultrashort Fixed Income ETF	134	—	—	—	(37)	97

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(1)

The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and difference between book and tax amortization methods for premium and market discounts.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Core Fixed Income ETF	$152,714	$152,714
Short-Duration Fixed Income ETF	30,479	30,479
Inflation-Protected Securities ETF	8,636	8,636
Municipal Bond ETF	1,625	1,625
California Municipal Bond ETF	12	12

During the year ended October 31, 2023, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Fixed Income ETF	$4,599,127	$157	$(141,951)	$(141,794)
Short-Duration Fixed Income ETF	1,723,404	127	(30,905)	(30,778)
Inflation-Protected Securities ETF	452,028	—	(48,391)	(48,391)
Municipal Bond ETF	1,033,105	9	(36,633)	(36,624)
California Municipal Bond ETF	186,339	5	(5,220)	(5,215)
Ultrashort Fixed Income ETF	60,419	8	(32)	(24)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has

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agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 and 90 days	>90 days	Total
Core Fixed Income ETF
Bonds	$67,509	$—	$—	$—	$67,509
Short-Duration Fixed Income ETF
Bonds	28,417	—	—	—	28,417
Ultrashort Fixed Income ETF
Bonds	725	—	—	—	725

H. AFFILIATED TRADES

Cross trades for the period ended October 31, 2023, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust. For the period ended October 31, 2023, the Funds did not engage in any Rule 17a-7 transactions under the Rule.

For the period ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gains Distributions
Core Fixed Income ETF
The DFA Short Term Investment Fund	$15,001	$258,678	$206,170	$—	$—	$67,509	5,836	$1,970	$—

Total	$15,001	$258,678	$206,170	$—	$—	$67,509	5,836	$1,970	$—

Short-Duration Fixed Income ETF
The DFA Short Term Investment Fund	$11,465	$144,832	$127,880	$—	$—	$28,417	$2,457	$825	$—

Total	$11,465	$144,832	$127,880	$—	$—	$28,417	$2,457	$825	$—

Ultrashort Fixed Income ETF
The DFA Short Term Investment Fund	$—	$2,012	$1,287	$—	$—	$725	63	$3	$—

Total	$—	$2,012	$1,287	$—	$—	$725	63	$3	$—

I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2023 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Core Fixed Income ETF	$1,208,496	$562,830	$982,430	$948,165
Short-Duration Fixed Income ETF	112,999	89,175	508,930	455,578
Inflation-Protected Securities ETF	213,883	62,000	31,909	40,527
Municipal Bond ETF	—	—	484,953	67,524
California Municipal Bond ETF	—	—	175,916	1,345
Ultrashort Fixed Income ETF	—	—	13,620	—

In-kind transactions for the period ended October 31, 2023 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Core Fixed Income ETF	$939,462	$15,795	$1,321,515	$14,276
Short-Duration Fixed Income ETF	203,152	—	647,688	—
Inflation-Protected Securities ETF	71,640	8,811	110,334	12,662
Ultrashort Fixed Income ETF	—	—	15,400	—

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. However, the Funds also reserve the right to permit or require Creation Units to be issued (or redeemed) entirely or partially for cash. Investors purchasing and redeeming Creation Units

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may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Dimensional Inflation-Protected Securities ETF may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Fund may not pay income and the Fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Fund’s value. For example, if interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Fund at the time of such adjustments (which generally would be distributed by the Fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Funds under this line of credit during the period ended October 31, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to

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each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended October 31, 2023.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until the 2024 annual shareholder reports, and will have no effect on the Funds’ accounting policies or financial statements.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Core Fixed Income ETF	1	100%
Short-Duration Fixed Income ETF	1	100%
Inflation-Protected Securities ETF	1	100%
Municipal Bond ETF	1	100%
California Municipal Bond ETF	1	100%
Ultrashort Fixed Income ETF	1	100%

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Q. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the Dimensional ETF Trust and Shareholders of each of the six funds listed in the table below.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (six of the funds constituting the Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2023, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Dimensional Core Fixed Income ETF Dimensional Short-Duration Fixed Income ETF Dimensional Inflation-Protected Securities ETF Dimensional National Municipal Bond ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For each of the periods indicated therein

Dimensional Ultrashort Fixed Income ETF	For the period June 26, 2023 (commencement of operations) through October 31, 2023

Dimensional California Municipal Bond ETF	For the period September 26, 2023 (commencement of operations) through October 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers, and transfer agent of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

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/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

Trustees/ Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2023.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021

Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010).

Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).

				157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011-2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (20142017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

123

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies

Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022).

Formerly, Director, KCG Holdings (trading company) (January 2017- July 2017).

124

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly,

Associate Editor, Journal of Finance (2016-2022).

				157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

125

Interested Trustees

The following interested Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

126

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

127

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

128

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Stephen A. Clark 1972	Executive Vice President	Since 2020

Executive Vice President of all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

129

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 – 2020) and Treasurer (2003 – 2017) of

•  Lord Abbett Family of Funds

130

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2020

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Since 2020

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

•  DFAIDG, DIG, DFAITC and DEM (since 2017) the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2020	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Vice President (since April 2022) of

•  Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

131

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell 1964	President and General Counsel	Since 2020

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

Director of

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

132

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

•  the DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

•  the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

•  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Since 2020

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

•  the DFA Fund Complex

Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

133

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President of

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

134

Tax Notice to Shareholders (Unaudited)

The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the period ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2024. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

Dimensional ETF Trust	Net Investment Income Distribution	Short-term Capital Gain Distribution	Long-Term Capital Gain Distribution	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Foreign Source Income(5)	Qualifying Interest Income(6)	Qualifying Short-Term Capital Gain(7)
Dimensional Core Fixed Income ETF	100%	0%	0%	0%	0%	100%	0%	0%	34%	0%	0%	69%	0%
Dimensional Short-Duration Fixed Income ETF	100%	0%	0%	0%	0%	100%	0%	0%	15%	0%	0%	62%	0%
Dimensional Inflation- Protected ETF	100%	0%	0%	0%	0%	100%	0%	0%	100%	0%	0%	100%	0%
Dimensional National Municipal Bond ETF	0%	0%	0%	0%	100%	100%	0%	0%	0%	0%	0%	0%	0%
Dimensional California Municipal Bond ETF	0%	0%	0%	0%	100%	100%	0%	0%	0%	0%	0%	0%	0%
Dimensional Ultrashort Fixed Income ETF	100%	0%	0%	0%	0%	100%	0%	0%	1%	0%	0%	72%	0%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

135

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

136

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

138

Recycled	DFA103123-018A
Recyclable

Annual Report

Period Ended: October 31, 2023

DIMENSIONAL ETF TRUST

Dimensional US Sustainability Core 1 ETF

Dimensional International Sustainability Core 1 ETF

Dimensional Emerging Markets Sustainability Core 1 ETF

Dimensional Global Sustainability Fixed Income ETF

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

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DIMENSIONAL ETF TRUST

ANNUAL REPORT

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Summary Schedules of Investments/Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
AUD	Australian Dollars
EUR	Euro
GBP	British Pounds
GDR	Global Depositary Receipt
JPY	Japanese Yen
MTN	Medium-Term Note
NZD	New Zealand Dollars
PLC	Public Limited Company
SA	Special Assessment
TBA	To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USD	United States Dollars

Investment Footnotes
*	Non-Income Producing Securities
‡

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/ or Non-Income Producing Securities.

†	See Note B to Financial Statements.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan
§	Affiliated Fund
^	Denominated in USD, unless otherwise noted.
@	Security purchased with cash collateral received from Securities on Loan

3

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

(a)	Computed using average shares outstanding
(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized for periods less than one year.
(d)

Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(e)	Annualized for periods less than one year.
(f)	Excludes impact of in-kind transactions.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission

4

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional US Sustainability Core 1 ETF vs.

Russell 3000 Index

November 1, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 2, 2022

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	8.59%
Fund Market Price	8.62%

Dimensional International Sustainability Core 1 ETF vs.

MSCI World ex USA IMI Index (net dividends)

November 1, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 2, 2022

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	11.23%
Fund Market Price	12.06%

5

DIMENSIONAL ETF TRUST

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Sustainability Core 1 ETF vs.

MSCI Emerging Markets IMI Index (net dividends)

November 1, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 2, 2022

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	Since Inception
Fund Net Asset Value	12.54%
Fund Market Price	12.91%

Dimensional Global Sustainability Fixed Income ETF vs.

Bloomberg Global Aggregate Bond Index (hedged to USD)

November 15, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The price used to calculate market return (“Fund Market Price”) is the market closing price as determined by the fund’s listing exchange.

The inception date is the date the fund commenced operations. Shares of the fund began trading in the secondary market on November 16, 2022

Bloomberg data provided by Bloomberg Finance L.P.

Average Annual Total Return	Since Inception
Fund Net Asset Value	0.56%
Fund Market Price	0.68%

6

DIMENSIONAL ETF TRUST

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023
Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT IndexSM	-6.25%

Total Return for 12 Months Ended October 31, 2023
Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Dimensional US Sustainability Core 1 ETF

The Dimensional US Sustainability Core 1 ETF invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The ETF further adjusts the weights of all eligible companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. Additionally, the ETF generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 1,840 securities. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From inception on November 1, 2022, through October 31, 2023, total returns were 8.59% for the ETF and 8.72% for the Russell 3000® Index, the ETF’s benchmark. The ETF’s emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks generally underperformed. With value stocks underperforming growth stocks, the ETF’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the ETF’s exclusion of REITs contributed positively to relative performance, as REITs generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

7

DIMENSIONAL ETF TRUST

CONTINUED

Total Return for 12 Months Ended October 31, 2023
Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023
	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2023, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023
Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

8

DIMENSIONAL ETF TRUST

CONTINUED

Total Return for 12 Months Ended October 31, 2023
	Local Return	Return in U.S. Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2023, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Dimensional International Sustainability Core 1 ETF

The Dimensional International Sustainability Core 1 ETF invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. Additionally, the ETF generally excludes real estate investment trusts (REITs) The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the ETF held approximately 2,830 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

From inception on November 1, 2022, through October 31, 2023, total returns were 11.23% for the ETF and 10.74% for the MSCI World ex USA IMI Index (net dividends), the ETF’s benchmark. The ETF’s exclusion of REITs contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Dimensional Emerging Markets Sustainability Core 1 ETF

The Dimensional Emerging Markets Sustainability Core 1 ETF invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. Additionally, the ETF generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 3,930 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the ETF’s assets.

Since inception on November 1, 2022, through October 31, 2023, total returns were 12.54% for the ETF and 9.33% for the MSCI Emerging Markets IMI Index (net dividends), the ETF’s benchmark. With value stocks outperforming growth stocks, the ETF’s greater emphasis on value stocks contributed positively to performance

9

DIMENSIONAL ETF TRUST

CONTINUED

relative to the benchmark. The ETF’s emphasis on stocks with smaller market capitalizations contributed positively to relative performance, as these stocks outperformed. Additionally, the ETF’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Dimensional Global Sustainability Fixed Income ETF

The Dimensional Global Sustainability Fixed Income ETF is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The ETF emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The ETF seeks to limit its investment to securities that are consistent with the ETF’s sustainability screens. The ETF generally follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year less than, the weighted average duration of the ETF’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the ETF is generally hedged back to the U.S. dollar. The weighted average duration of the ETF was 6.70 years as of October 31, 2023. The weighted average duration of the benchmark was 6.46 years as of October 31, 2023.

From inception on November 15, 2022, through October 31, 2023, total returns were 0.56% for the ETF and 0.20% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the ETF’s benchmark. Credit spreads were relatively wide during the period, indicating larger expected credit premiums. As such, the ETF emphasized single-A and BBB rated corporate securities during the period. Realized credit premiums were generally positive during the period. As a result, the ETF’s overweight to single-A and BBB rated corporate securities contributed positively to relative performance. During the period, eligible yield curves in global developed markets flattened, indicating smaller expected term premiums. As such, the ETF increased its allocation to short-term securities during the period. Realized term premiums were generally negative during the period. As a result, the ETF’s allocation to securities with maturities shorter than one-year and underweight to securities with maturities longer than 20-years contributed positively to relative performance.

10

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLES	For the period ended October 31, 2023

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional US Sustainability Core 1 ETF
Actual Fund Return	$1,000.00	$1,008.50	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

Dimensional International Sustainability Core 1 ETF
Actual Fund Return	$1,000.00	$907.50	0.24%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22

Dimensional Emerging Markets Sustainability Core 1 ETF
Actual Fund Return	$1,000.00	$973.20	0.40%	$1.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04

11

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Annualized Expense Ratio	Expenses Paid During Period(a)
Dimensional Global Sustainability Fixed Income ETF
Actual Fund Return	$1,000.00	$963.20	0.24%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22

(a)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

12

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on September 27, 2023. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http:// www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Investments” in lieu of a full Schedule of Investments. The Summary Schedule of Investments reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Investments identifies each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It is available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional US Sustainability Core 1 ETF
Communication Services	9.1%
Consumer Discretionary	12.4%
Consumer Staples	6.2%
Energy	2.7%
Financials	16.0%
Health Care	13.8%
Industrials	13.4%
Information Technology	22.0%
Materials	3.1%
Real Estate	0.4%
Utilities	0.9%

100.0%

Dimensional International Sustainability Core 1 ETF
Communication Services	5.2%
Consumer Discretionary	14.0%
Consumer Staples	8.0%
Energy	1.7%
Financials	18.7%
Health Care	10.1%
Industrials	20.2%
Information Technology	9.3%
Materials	8.0%
Real Estate	2.1%
Utilities	2.7%

100.0%

Dimensional Emerging Markets Sustainability Core 1 ETF
Communication Services	8.1%
Consumer Discretionary	13.4%
Consumer Staples	6.6%
Energy	1.7%
Financials	18.4%
Health Care	5.7%
Industrials	10.0%
Information Technology	22.4%
Materials	8.2%
Real Estate	3.0%
Utilities	2.5%

100.0%

Dimensional Global Sustainability Fixed Income ETF
Communication Services	5.0%
Consumer Discretionary	4.9%
Consumer Staples	1.5%
Energy	0.1%
Financials	36.3%
Health Care	5.3%
Industrials	3.6%
Information Technology	5.6%
Materials	0.2%
Real Estate	1.8%
Sovereign Bond	16.6%
U.S. Government	18.8%
Utilities	0.3%

100.0%

13

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (8.8%)
* Alphabet, Inc., Class A	78,654	$9,759,388	1.8%
* Alphabet, Inc., Class C	70,188	8,794,556	1.6%
Comcast Corp., Class A	76,261	3,148,817	0.6%
* Meta Platforms, Inc., Class A	47,329	14,258,808	2.6%
* Netflix, Inc.	4,889	2,012,752	0.4%
Verizon Communications, Inc.	71,293	2,504,523	0.5%
Other Securities		10,056,090	1.6%

TOTAL COMMUNICATION SERVICES		50,534,934	9.1%

CONSUMER DISCRETIONARY — (12.0%)
* Amazon.com, Inc.	87,099	11,592,006	2.1%
* Booking Holdings, Inc.	825	2,301,387	0.4%
Home Depot, Inc. (The)	19,149	5,451,529	1.0%
McDonald’s Corp.	9,484	2,486,420	0.5%
NIKE, Inc., Class B	27,012	2,776,023	0.5%
* Tesla, Inc.	34,441	6,917,130	1.3%
TJX Cos., Inc. (The)	21,375	1,882,496	0.4%
Other Securities		35,722,796	6.2%

TOTAL CONSUMER DISCRETIONARY		69,129,787	12.4%

CONSUMER STAPLES — (6.0%)
Coca-Cola Co. (The)	63,508	3,587,567	0.6%
Costco Wholesale Corp.	7,884	4,355,437	0.8%
PepsiCo, Inc.	15,506	2,531,820	0.5%
Procter & Gamble Co. (The)	31,500	4,725,945	0.9%
Walmart, Inc.	22,380	3,657,116	0.7%
Other Securities		15,684,151	2.7%

TOTAL CONSUMER STAPLES		34,542,036	6.2%

ENERGY — (2.7%)
Other Securities		15,247,544	2.7%

FINANCIALS — (15.5%)
American Express Co.	12,318	1,798,798	0.3%
JPMorgan Chase & Co.	36,956	5,139,101	0.9%
Mastercard, Inc., Class A	13,679	5,148,092	0.9%
Travelers Cos., Inc. (The)	11,187	1,873,151	0.3%
# Visa, Inc., Class A	24,738	5,815,904	1.1%
Other Securities		69,386,048	12.5%

TOTAL FINANCIALS		89,161,094	16.0%

HEALTH CARE — (13.3%)
AbbVie, Inc.	28,380	4,006,688	0.7%
Amgen, Inc.	7,191	1,838,739	0.3%
Bristol-Myers Squibb Co.	45,999	2,370,328	0.4%
Cigna Group (The)	8,655	2,676,126	0.5%
Elevance Health, Inc.	4,945	2,225,695	0.4%
Eli Lilly & Co.	7,661	4,243,658	0.8%
Gilead Sciences, Inc.	23,840	1,872,394	0.3%
Johnson & Johnson	39,463	5,853,941	1.1%
Merck & Co., Inc.	24,544	2,520,669	0.5%
Pfizer, Inc.	134,280	4,103,597	0.8%
Thermo Fisher Scientific, Inc.	4,840	2,152,687	0.4%
UnitedHealth Group, Inc.	18,563	9,941,600	1.8%

14

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$33,038,305	5.8%

TOTAL HEALTH CARE		76,844,427	13.8%

INDUSTRIALS — (12.9%)
Automatic Data Processing, Inc.	11,007	2,401,948	0.4%
Caterpillar, Inc.	10,789	2,438,853	0.4%
Deere & Co.	4,820	1,761,035	0.3%
Other Securities		67,747,150	12.2%

TOTAL INDUSTRIALS		74,348,986	13.3%

INFORMATION TECHNOLOGY — (21.2%)
Accenture PLC, Class A	9,507	2,824,435	0.5%
* Adobe, Inc.	5,473	2,911,964	0.5%
* Advanced Micro Devices, Inc.	18,361	1,808,558	0.3%
Apple, Inc.	172,916	29,528,865	5.3%
Broadcom, Inc.	8,082	6,799,952	1.2%
Cisco Systems, Inc.	58,053	3,026,303	0.6%
International Business Machines Corp.	18,805	2,719,955	0.5%
Microsoft Corp.	58,466	19,767,939	3.6%
NVIDIA Corp.	28,178	11,490,988	2.1%
Oracle Corp.	23,329	2,412,219	0.4%
QUALCOMM, Inc.	22,056	2,403,883	0.4%
* Salesforce, Inc.	9,814	1,970,946	0.4%
Other Securities		34,492,698	6.1%

TOTAL INFORMATION TECHNOLOGY		122,158,705	21.9%

MATERIALS — (3.0%)
Other Securities		17,252,390	3.1%

REAL ESTATE — (0.3%)
Other Securities		1,971,461	0.4%

UTILITIES — (0.9%)
Other Securities		5,103,863	0.9%

TOTAL COMMON STOCKS		556,295,227	99.8%

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Securities		210	0.0%

TOTAL RIGHTS/WARRANTS		210	0.0%

TOTAL INVESTMENT SECURITIES — (96.6%)
(Cost $541,685,399)		556,295,437

SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund	1,677,395	19,402,442	3.5%

TOTAL INVESTMENTS — (100.0%)
(Cost $561,087,841)		$575,697,879	103.3%

15

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$50,534,934	$—	$—	$50,534,934
Consumer Discretionary	69,129,787	—	—	69,129,787
Consumer Staples	34,542,036	—	—	34,542,036
Energy	15,247,544	—	—	15,247,544
Financials	89,161,094	—	—	89,161,094
Health Care	76,844,427	—	—	76,844,427
Industrials	74,348,986	—	—	74,348,986
Information Technology	122,158,705	—	—	122,158,705
Materials	17,252,390	—	—	17,252,390
Real Estate	1,971,461	—	—	1,971,461
Utilities	5,103,863	—	—	5,103,863
Rights/Warrants
Health Care	—	63	147	210
Securities Lending Collateral	—	19,402,442	—	19,402,442

Total Investments	$556,295,227	$19,402,505	$147	$575,697,879

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

16

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1

ETF SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.7%)
AUSTRALIA — (4.8%)
Other Securities		$11,453,270	5.0%

AUSTRIA — (0.3%)
Other Securities		757,757	0.3%

BELGIUM — (1.1%)
Other Securities		2,661,638	1.1%

CANADA — (8.9%)
Alimentation Couche-Tard, Inc.	13,142	714,633	0.3%
Royal Bank of Canada	15,110	1,205,535	0.5%
Toronto-Dominion Bank (The)	12,078	674,436	0.3%
Other Securities		18,656,603	8.1%

TOTAL CANADA		21,251,207	9.2%

DENMARK — (3.9%)
Novo Nordisk A/S, Class B	51,622	4,949,209	2.2%
Other Securities		4,276,620	1.8%

TOTAL DENMARK		9,225,829	4.0%

FINLAND — (1.7%)
Other Securities		3,917,032	1.7%

FRANCE — (9.2%)
Airbus SE	7,657	1,022,045	0.4%
AXA SA	24,056	710,820	0.3%
Capgemini SE	4,602	809,912	0.4%
Hermes International SCA	594	1,104,783	0.5%
L’Oreal SA	4,261	1,784,218	0.8%
LVMH Moet Hennessy Louis Vuitton SE	4,585	3,268,873	1.4%
Orange SA	59,733	701,463	0.3%
Sanofi SA	7,572	685,912	0.3%
Schneider Electric SE	4,259	652,668	0.3%
Vinci SA	5,850	646,049	0.3%
Other Securities		10,556,284	4.5%

TOTAL FRANCE		21,943,027	9.5%

GERMANY — (6.6%)
Allianz SE, Registered	3,550	828,897	0.4%
Deutsche Telekom AG	31,077	672,573	0.3%
Mercedes-Benz Group AG	15,674	918,336	0.4%
SAP SE	5,094	682,416	0.3%
Siemens AG, Registered	9,987	1,319,115	0.6%
Other Securities		11,330,047	4.8%

TOTAL GERMANY		15,751,384	6.8%

HONG KONG — (1.3%)
AIA Group, Ltd.	134,800	1,168,901	0.5%
Other Securities		1,971,759	0.9%

TOTAL HONG KONG		3,140,660	1.4%

IRELAND — (0.6%)
Other Securities		1,497,456	0.6%

ISRAEL — (0.5%)
Other Securities		1,190,348	0.5%

ITALY — (2.2%)
Other Securities		5,283,633	2.3%

17

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
JAPAN — (21.2%)
Hitachi, Ltd.	10,300	$644,545	0.3%
KDDI Corp.	22,300	660,703	0.3%
Keyence Corp.	1,900	729,539	0.3%
Nintendo Co., Ltd.	22,800	936,570	0.4%
OBIC Co., Ltd.	4,400	646,294	0.3%
Recruit Holdings Co., Ltd.	27,800	795,387	0.4%
Shin-Etsu Chemical Co., Ltd.	30,900	911,626	0.4%
Sony Group Corp.	15,700	1,288,075	0.6%
Tokyo Electron, Ltd.	6,400	834,838	0.4%
Toyota Motor Corp.	91,500	1,564,825	0.7%
Other Securities		41,480,021	17.8%

TOTAL JAPAN		50,492,423	21.9%

NETHERLANDS — (5.0%)
ASML Holding NV, Sponsored NYS	6,462	3,869,510	1.7%
Wolters Kluwer NV	9,504	1,216,543	0.5%
Other Securities		6,899,745	3.0%

TOTAL NETHERLANDS		11,985,798	5.2%

NEW ZEALAND — (0.3%)
Other Securities		626,766	0.3%

NORWAY — (0.7%)
Other Securities		1,551,989	0.7%

PORTUGAL — (0.2%)
Other Securities		430,994	0.2%

SINGAPORE — (0.8%)
Other Securities		1,806,185	0.8%

SPAIN — (2.6%)
Industria de Diseno Textil SA	23,602	812,038	0.4%
Other Securities		5,281,763	2.2%

TOTAL SPAIN		6,093,801	2.6%

SWEDEN — (3.4%)
Other Securities		8,091,145	3.5%

SWITZERLAND — (7.8%)
ABB, Ltd., Registered	22,424	750,054	0.3%
Givaudan SA, Registered	197	653,744	0.3%
Novartis AG, Sponsored ADR	16,996	1,590,486	0.7%
Roche Holding AG	9,245	2,375,631	1.0%
Sika AG, Registered	3,370	803,201	0.3%
Swiss Re AG	6,334	689,881	0.3%
# UBS Group AG	29,835	699,929	0.3%
Zurich Insurance Group AG	2,151	1,017,769	0.5%
Other Securities		9,881,087	4.3%

TOTAL SWITZERLAND		18,461,782	8.0%

UNITED KINGDOM — (12.6%)
# AstraZeneca PLC, Sponsored ADR	39,758	2,513,898	1.1%
Compass Group PLC	26,090	656,287	0.3%
Diageo PLC	34,365	1,295,620	0.6%
Experian PLC	28,834	871,563	0.4%
GSK PLC	40,895	723,218	0.3%
HSBC Holdings PLC, Sponsored ADR	35,670	1,295,891	0.6%
# RELX PLC, Sponsored ADR	46,589	1,623,627	0.7%
Rio Tinto PLC	10,136	646,338	0.3%
Unilever PLC, Sponsored ADR	40,785	1,931,170	0.8%

18

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED KINGDOM — (Continued)
Other Securities		$18,432,401	7.9%

TOTAL UNITED KINGDOM		29,990,013	13.0%

TOTAL COMMON STOCKS		227,604,137	98.6%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		1,390,573	0.6%

TOTAL PREFERRED STOCKS		1,390,573	0.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

CANADA — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		1,021	0.0%

UNITED STATES — (0.0%)
Other Securities		1	0.0%

TOTAL RIGHTS/WARRANTS		1,022	0.0%

TOTAL INVESTMENT SECURITIES — (96.3%) (Cost $232,936,169)		228,995,732

SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	755,617	8,740,224	3.8%

TOTAL INVESTMENTS — (100.0%) (Cost $241,676,393)		$237,735,956	103.0%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,271,181	$182,089	$—	$11,453,270
Austria	757,757	—	—	757,757
Belgium	2,661,638	—	—	2,661,638
Canada	21,251,207	—	—	21,251,207
Denmark	9,213,497	12,332	—	9,225,829
Finland	3,917,032	—	—	3,917,032
France	21,943,027	—	—	21,943,027
Germany	15,751,384	—	—	15,751,384
Hong Kong	3,140,660	—	—	3,140,660
Ireland	1,497,456	—	—	1,497,456
Israel	1,190,348	—	—	1,190,348
Italy	5,283,633	—	—	5,283,633
Japan	50,492,423	—	—	50,492,423
Netherlands	11,985,798	—	—	11,985,798
New Zealand	626,766	—	—	626,766
Norway	1,551,989	—	—	1,551,989
Portugal	430,994	—	—	430,994
Singapore	1,806,185	—	—	1,806,185
Spain	6,093,801	—	—	6,093,801
Sweden	8,091,145	—	—	8,091,145
Switzerland	18,461,782	—	—	18,461,782

19

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$29,990,013	$—	$—	$29,990,013
Preferred Stocks
Germany	1,390,573	—	—	1,390,573
Rights/Warrants
Austria	—	—	—	—
Canada	—	—	—	—
Spain	—	1,021	—	1,021
United States	—	—	1	1
Securities Lending Collateral	—	8,740,224	—	8,740,224

Total Investments	$228,800,289	$8,935,666	$1	$237,735,956

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

20

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

SUMMARY SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
BRAZIL — (4.2%)
Other Securities		$6,591,704	4.2%

CHILE — (0.6%)
Other Securities		977,324	0.6%

CHINA — (27.6%)
* Alibaba Group Holding, Ltd.	278,100	2,845,117	1.8%
* Baidu, Inc., Class SW	32,750	429,853	0.3%
Bank of China, Ltd., Class H	1,816,000	635,923	0.4%
China Construction Bank Corp., Class H	1,499,000	850,594	0.6%
China Merchants Bank Co., Ltd., Class H	111,500	424,648	0.3%
China Resources Land, Ltd.	114,000	426,884	0.3%
ENN Energy Holdings, Ltd.	51,600	394,027	0.3%
Industrial & Commercial Bank of China, Ltd., Class H	1,355,000	651,126	0.4%
Kweichow Moutai Co., Ltd., Class A	1,700	390,053	0.3%
Lenovo Group, Ltd.	738,000	858,293	0.6%
Li Ning Co., Ltd.	225,500	691,665	0.5%
*Ω Meituan, Class W	34,310	484,969	0.3%
NetEase, Inc.	52,400	1,127,076	0.7%
* PDD Holdings, Inc., Sponsored ADR	13,056	1,324,140	0.9%
PICC Property & Casualty Co., Ltd., Class H	370,000	422,744	0.3%
Ping An Insurance Group Co. of China, Ltd.	155,000	794,354	0.5%
Tencent Holdings, Ltd.	119,600	4,420,458	2.9%
* Trip.com Group, Ltd.	13,350	458,615	0.3%
* Vipshop Holdings, Ltd., Sponsored ADR	28,320	403,843	0.3%
*Ω Xiaomi Corp., Class W	359,000	643,251	0.4%
Other Securities		24,163,688	15.3%

TOTAL CHINA		42,841,321	27.7%

COLOMBIA — (0.1%)
Other Securities		130,014	0.1%

CZECHIA — (0.0%)
Other Securities		51,512	0.0%

GREECE — (0.4%)
Other Securities		663,391	0.4%

HUNGARY — (0.2%)
Other Securities		276,147	0.2%

INDIA — (17.1%)
Asian Paints, Ltd.	12,675	456,054	0.3%
HDFC Bank, Ltd.	23,653	419,459	0.3%
Hindustan Unilever, Ltd.	15,222	454,144	0.3%
ICICI Bank, Ltd., Sponsored ADR	25,417	564,003	0.4%
Infosys, Ltd.	78,203	1,285,306	0.8%
Mahindra & Mahindra, Ltd.	34,003	595,695	0.4%
Tata Consultancy Services, Ltd.	22,573	913,331	0.6%
Tata Motors, Ltd.	63,096	476,410	0.3%
Tech Mahindra, Ltd.	27,359	372,355	0.2%
Other Securities		20,988,777	13.5%

TOTAL INDIA		26,525,534	17.1%
INDONESIA — (0.8%)
Other Securities		1,177,920	0.8%

21

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
KOREA, REPUBLIC OF — (13.6%)
Ecopro Co., Ltd.	1,014	$465,499	0.3%
Hana Financial Group, Inc.	13,248	384,526	0.3%
LG Electronics, Inc.	6,287	464,117	0.3%
Samsung Electronics Co., Ltd.	81,912	4,057,542	2.6%
Samsung Fire & Marine Insurance Co., Ltd.	2,704	517,555	0.3%
Other Securities		15,139,256	9.8%

TOTAL KOREA, REPUBLIC OF		21,028,495	13.6%

KUWAIT — (0.6%)
Other Securities		889,268	0.6%

MALAYSIA — (1.3%)
Other Securities		1,991,594	1.3%

MEXICO — (2.3%)
Grupo Financiero Banorte SAB de CV, Class O	50,319	407,084	0.3%
Other Securities		3,204,308	2.0%

TOTAL MEXICO		3,611,392	2.3%

PERU — (0.1%)
Other Securities		111,760	0.1%

PHILIPPINES — (0.3%)
Other Securities		440,009	0.3%

POLAND — (0.8%)
Other Securities		1,328,210	0.8%

QATAR — (0.8%)
Other Securities		1,235,916	0.8%

SAUDI ARABIA — (3.2%)
Saudi National Bank (The)	41,683	372,765	0.2%
Other Securities		4,543,809	3.0%

TOTAL SAUDI ARABIA		4,916,574	3.2%

SOUTH AFRICA — (2.4%)
Gold Fields, Ltd., Sponsored ADR	28,783	374,755	0.2%
Other Securities		3,318,913	2.2%

TOTAL SOUTH AFRICA		3,693,668	2.4%

TAIWAN — (17.7%)
Accton Technology Corp.	27,000	414,968	0.3%
CTBC Financial Holding Co., Ltd.	586,000	439,929	0.3%
Fubon Financial Holding Co., Ltd.	212,100	393,008	0.2%
Hon Hai Precision Industry Co., Ltd.	193,000	574,210	0.4%
MediaTek, Inc.	41,000	1,064,344	0.7%
Novatek Microelectronics Corp.	31,000	434,392	0.3%
Pegatron Corp.	167,000	388,216	0.2%
Quanta Computer, Inc.	74,000	431,201	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	304,000	4,958,101	3.2%
Uni-President Enterprises Corp.	251,000	525,448	0.3%
Other Securities		17,912,666	11.6%

TOTAL TAIWAN		27,536,483	17.8%

THAILAND — (1.6%)
Other Securities		2,449,685	1.6%

TURKEY — (1.0%)
Other Securities		1,499,263	1.0%

UNITED ARAB EMIRATES — (2.0%)
Emaar Properties PJSC	230,608	420,030	0.3%
Emirates NBD Bank PJSC	95,203	439,339	0.3%
Emirates Telecommunications Group Co.PJSC	76,661	385,288	0.2%

22

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
UNITED ARAB EMIRATES — (Continued)
Other Securities		$1,906,958	1.2%

TOTAL UNITED ARAB EMIRATES		3,151,615	2.0%

TOTAL COMMON STOCKS		153,118,799	98.9%

PREFERRED STOCKS — (1.0%)
BRAZIL — (0.9%)
Other Securities		1,406,134	0.9%

CHILE — (0.1%)
Other Securities		30,495	0.1%

COLOMBIA — (0.0%)
Other Securities		13,494	0.0%

INDIA — (0.0%)
Other Securities		290	0.0%

TOTAL PREFERRED STOCKS		1,450,413	1.0%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		114	0.0%

KOREA, REPUBLIC OF — (0.0%)
Other Securities		1,287	0.0%

KUWAIT — (0.0%)
Other Securities		200	0.0%

TAIWAN — (0.0%)
Other Securities		464	0.0%

THAILAND — (0.0%)
Other Securities		27	0.0%

TOTAL RIGHTS/WARRANTS		2,092	0.0%

TOTAL INVESTMENT SECURITIES — (99.7%) (Cost $149,721,397)		154,571,304

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	46,310	535,664	0.3%

TOTAL INVESTMENTS — (100.0%) (Cost $150,257,061)		$155,106,968	100.2%

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$6,591,704	$—	$—	$6,591,704
Chile	977,324	—	—	977,324
China	42,840,371	950	—	42,841,321
Colombia	130,014	—	—	130,014
Czechia	51,512	—	—	51,512
Greece	663,391	—	—	663,391
Hungary	276,147	—	—	276,147
India	26,525,289	—	245	26,525,534
Indonesia	1,167,512	10,408	—	1,177,920
Korea, Republic of	20,955,942	72,553	—	21,028,495
Kuwait	889,268	—	—	889,268
Malaysia	1,991,594	—	—	1,991,594

23

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Mexico	$3,611,392	$—	$—	$3,611,392
Peru	111,760	—	—	111,760
Philippines	440,009	—	—	440,009
Poland	1,328,210	—	—	1,328,210
Qatar	1,235,916	—	—	1,235,916
Saudi Arabia	4,916,574	—	—	4,916,574
South Africa	3,693,668	—	—	3,693,668
Taiwan	27,536,483	—	—	27,536,483
Thailand	1,757,839	691,846	—	2,449,685
Turkey	1,499,263	—	—	1,499,263
United Arab Emirates	3,151,615	—	—	3,151,615
Preferred Stocks
Brazil	1,406,134	—	—	1,406,134
Chile	30,495	—	—	30,495
Colombia	13,494	—	—	13,494
India	290	—	—	290
Rights/Warrants
Brazil	114	—	—	114
Korea, Republic of	—	1,287	—	1,287
Kuwait	200	—	—	200
Taiwan	—	464	—	464
Thailand	21	6	—	27
Securities Lending Collateral	—	535,664	—	535,664

Total Investments	$153,793,545	$1,313,178	$245	$155,106,968

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/ or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

24

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount^	Value†
	(000)
AGENCY OBLIGATIONS — (8.4%)
Federal National Mortgage Association
2.500%, 11/25/38, 15YR TBA	2,571	$2,239,883
2.000%, 11/25/38, 15YR TBA	3,850	3,259,867
2.500%, 11/25/53, 30YR TBA	3,911	2,999,859
3.000%, 11/25/53, 30YR TBA	2,446	1,956,824
2.000%, 11/25/53, 30YR TBA	909	667,405
Government National Mortgage Association
3.500%, 11/20/53, 30YR TBA	753	641,737
3.000%, 11/20/53, 30YR TBA	1,448	1,193,257
TOTAL AGENCY OBLIGATIONS		12,958,832

BONDS — (79.2%)
AUSTRALIA — (4.8%)
ASB Bank, Ltd.
0.250%, 09/08/28, MTN	118	103,175
National Australia Bank, Ltd.
0.250%, 05/20/24, MTN	124	128,347
0.625%, 09/18/24, MTN	200	205,050
New South Wales Treasury Corp.
1.750%, 03/20/34	2,700	1,180,346
4.250%, 02/20/36	993	539,178
2.250%, 05/07/41	2,000	741,693
South Australian Government Financing Authority
1.750%, 05/24/34	500	216,138
2.000%, 05/23/36	800	329,314
Treasury Corp. of Victoria
2.000%, 09/17/35	1,304	549,540
4.750%, 09/15/36	2,138	1,200,933
2.000%, 11/20/37	1,500	582,860
Westpac Banking Corp.
3.300%, 02/26/24	256	253,873
5.134%, 02/16/28, MTN	500	317,285
Westpac Securities NZ, Ltd.
1.099%, 03/24/26, MTN	1,015	994,959

TOTAL AUSTRALIA		7,342,691

AUSTRIA — (0.2%)
Oesterreichische Kontrollbank AG
3.125%, 11/07/23	350	349,881

TOTAL AUSTRIA		349,881

	Face Amount^	Value†
	(000)
BELGIUM — (2.2%)
Dexia Credit Local SA
3.720%, 05/29/24, MTN	100	$103,341
Euroclear Bank SA
1.250%, 09/30/24, MTN	104	121,139
Kingdom of Belgium Government Bond
Ω 1.450%, 06/22/37	450	361,199
Ω 1.900%, 06/22/38	3,325	2,771,179

TOTAL BELGIUM		3,356,858

CANADA — (7.8%)
Bank of Montreal
2.500%, 06/28/24, MTN	77	75,289
5.717%, 09/25/28	100	97,917
Bank of Nova Scotia (The)
0.650%, 07/31/24	100	96,076
2.490%, 09/23/24	1,350	946,230
4.850%, 02/01/30	150	137,933
Brookfield Finance, Inc.
3.900%, 01/25/28	39	35,551
4.350%, 04/15/30	219	193,567
2.724%, 04/15/31	5	3,868
Canadian Government Bond
1.500%, 05/01/24	1,285	909,483
Canadian Imperial Bank of Commerce
5.986%, 10/03/28	100	98,760
3.600%, 04/07/32	195	160,298
6.092%, 10/03/33	200	192,648
Canadian Treasury Bill
5.190%, 12/07/23	305	218,602
5.200%, 02/01/24	2,498	1,776,445
CDP Financial, Inc.
Ω 3.150%, 07/24/24	457	448,619
CPPIB Capital, Inc.
0.375%, 06/20/24, MTN	650	671,753
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28	100	94,367
4.625%, 04/29/30	50	44,383
3.375%, 03/03/31	100	80,515
5.625%, 08/16/32	664	613,491
Magna International, Inc.
3.625%, 06/15/24	50	49,246
OMERS Finance Trust
0.450%, 05/13/25	300	301,264
Ontario Teachers’ Finance Trust
3.300%, 10/05/29, MTN	800	825,477
1.850%, 05/03/32	924	835,779
Province of Alberta Canada
2.950%, 01/23/24	128	127,200

25

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
CANADA — (Continued)
Province of Ontario Canada
3.050%, 01/29/24	383	$380,565
# 3.200%, 05/16/24	200	197,306
0.375%, 06/14/24	124	128,200
Province of Saskatchewan Canada
3.200%, 06/03/24	750	534,349
Rogers Communications, Inc.
2.900%, 11/15/26	41	36,911
7.500%, 08/15/38	506	501,872
Royal Bank of Canada
0.425%, 01/19/24	17	16,790
3.625%, 06/14/27, MTN	318	358,673
5.000%, 01/24/28, MTN	100	116,964
2.125%, 04/26/29, MTN	700	661,732

TOTAL CANADA		11,968,123

FINLAND — (0.7%)
Nordea Bank Abp
1.125%, 02/12/25, MTN	417	424,969
0.500%, 11/02/28, MTN	821	723,727

TOTAL FINLAND		1,148,696

FRANCE — (7.0%)
Agence Francaise de
Developpement EPIC
0.500%, 05/31/35, MTN	1,200	878,162
Banque Federative du Credit Mutuel SA
5.000%, 01/19/26, MTN	100	118,822
BNP Paribas SA
Ω 3.800%, 01/10/24	253	251,798
3.375%, 01/23/26, MTN	148	169,685
3.625%, 09/01/29, MTN	500	503,329
5.750%, 06/13/32, MTN	200	233,981
BPCE SA
Ω 2.700%, 10/01/29	50	41,203
0.625%, 01/15/30	300	255,067
2.375%, 04/26/32, MTN	800	726,534
Credit Agricole SA
0.375%, 04/20/28, MTN	500	446,592
2.500%, 08/29/29, MTN	400	387,433
Ω 5.514%, 07/05/33	352	329,564
French Republic Government Bond OAT
3.500%, 11/25/33	104	110,663
Ω 1.250%, 05/25/36	2,588	2,092,164
1.250%, 05/25/38	1,287	985,494
La Poste SA
2.625%, 09/14/28, MTN	900	904,661
4.000%, 06/12/35, MTN	200	205,974
0.625%, 01/18/36, MTN	400	279,453
SNCF Reseau
4.500%, 01/30/24, MTN	200	211,567
Societe Generale SA
0.250%, 07/08/27, MTN	700	642,347
4.250%, 11/16/32, MTN	100	104,127

	Face Amount^	Value†
	(000)
FRANCE — (Continued)
Societe Nationale SNCF SACA
3.375%, 05/25/33	100	$102,165
UNEDIC ASSEO
0.500%, 05/25/36, MTN	1,000	712,761

TOTAL FRANCE		10,693,546

GERMANY — (3.7%)
Deutsche Bahn Finance GMBH
0.750%, 07/16/35, MTN	1,520	1,123,801
3.625%, 12/18/37, MTN	118	118,680
Deutsche Telekom International Finance BV
Ω 4.750%, 06/21/38	35	29,298
Fresenius Medical Care AG & Co. KGaA
3.875%, 09/20/27, MTN	209	213,149
Fresenius Medical Care US Finance III, Inc.
Ω 3.750%, 06/15/29	188	152,642
Fresenius SE & Co. KGaA
2.875%, 05/24/30, MTN	150	141,713
HOWOGE Wohnungsbaugesellschaft mbH
0.625%, 11/01/28, MTN	200	176,212
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/37	62,000	487,200
Landeskreditbank Baden- Wuerttemberg Foerderbank
0.375%, 12/09/24, MTN	950	1,089,935
Siemens Financieringsmaatschappij NV
Ω 2.875%, 03/11/41	1,213	811,216
2.875%, 03/11/41	500	336,089
T-Mobile USA, Inc.
4.375%, 04/15/40	1,050	812,108
Volkswagen Group of America Finance LLC
Ω 5.900%, 09/12/33	200	186,756

TOTAL GERMANY		5,678,799

HONG KONG — (0.1%)
Prudential Funding Asia PLC
3.125%, 04/14/30	100	83,473

TOTAL HONG KONG		83,473

IRELAND — (0.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.650%, 07/21/27	64	57,453
3.300%, 01/30/32	677	524,126

TOTAL IRELAND		581,579

ITALY — (0.8%)
Intesa Sanpaolo SpA
5.250%, 01/12/24	29	28,919
Ω 3.250%, 09/23/24	45	43,712
1.350%, 02/24/31, MTN	500	394,821

26

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
ITALY — (Continued)
Italy Buoni Poliennali Del Tesoro
5.750%, 02/01/33	483	$555,603
Ω 0.950%, 03/01/37	193	126,430
Ω 3.250%, 03/01/38	100	87,065
Ω 1.800%, 03/01/41	100	66,676

TOTAL ITALY		1,303,226

JAPAN — (3.8%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31	49	36,416
Ω 2.500%, 02/10/41	795	462,661
Development Bank of Japan, Inc.
4.500%, 06/06/25, MTN	950	1,134,317
Japan Government Thirty Year Bond
2.000%, 03/20/42	50,000	349,807
Japan Government Twenty Year Bond
0.400%, 03/20/36	117,000	703,985
0.600%, 09/20/37	14,000	84,210
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29	260	221,541
Mizuho Financial Group, Inc.
3.490%, 09/05/27, MTN	300	307,498
Nomura Holdings, Inc.
2.679%, 07/16/30	666	515,032
NTT Finance Corp.
0.082%, 12/13/25, MTN	665	650,565
Sumitomo Mitsui Financial Group, Inc.
1.546%, 06/15/26	727	720,162
3.040%, 07/16/29	77	64,919
2.724%, 09/27/29	243	200,015
Takeda Pharmaceutical Co., Ltd.
1.000%, 07/09/29	473	423,236
3.025%, 07/09/40	24	15,787

TOTAL JAPAN		5,890,151

NETHERLANDS — (3.6%)
ABN AMRO Bank NV
4.250%, 02/21/30, MTN	500	518,915
BNG Bank NV
2.000%, 04/12/24, MTN	500	597,104
1.600%, 11/27/30	640	307,276
2.450%, 07/21/32	556	270,400
Cooperatieve Rabobank UA
3.875%, 08/22/24	258	253,638
5.250%, 05/24/41	100	91,448
ING Groep NV
3.000%, 02/18/26, MTN	300	340,910
2.000%, 09/20/28, MTN	200	192,322
4.550%, 10/02/28	17	15,692
4.050%, 04/09/29	21	18,766
Koninklijke Philips NV
5.000%, 03/15/42	70	55,556

	Face Amount^	Value†
	(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
2.000%, 12/16/24, MTN	2,500	$2,915,945

TOTAL NETHERLANDS		5,577,972

NEW ZEALAND — (0.3%)
New Zealand Government Bond
0.500%, 05/15/24	850	481,053

TOTAL NEW ZEALAND		481,053

NORWAY — (0.1%)
DNB Bank ASA
0.250%, 04/09/24	124	128,888

TOTAL NORWAY		128,888

SPAIN — (1.3%)
Banco Santander SA
4.250%, 06/12/30, MTN	100	105,181
CaixaBank SA
3.750%, 09/07/29, MTN	600	618,908
Santander UK Group Holdings PLC
3.625%, 01/14/26, MTN	208	237,571
Telefonica Emisiones SA
7.045%, 06/20/36	585	584,054
4.665%, 03/06/38	406	315,677
Telefonica Europe BV
8.250%, 09/15/30	66	71,762

TOTAL SPAIN		1,933,153

SUPRANATIONAL — (5.7%)
Asian Development Bank
2.350%, 06/21/27	50,000	354,921
Asian Infrastructure Investment Bank (The)
2.250%, 05/16/24	393	385,729
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.250%, 02/09/24, MTN	123	128,724
European Bank for Reconstruction & Development
5.529%, 11/13/24	700	850,720
European Investment Bank
1.500%, 01/26/24, MTN	2,250	199,818
0.750%, 11/15/24, MTN	182	210,851
2.150%, 01/18/27	70,000	489,522
European Union
3.110%, 07/04/35, MTN	171	119,224
0.400%, 02/04/37	2,382	1,661,914
3.375%, 10/04/38, MTN	1,440	1,431,367
3.375%, 11/04/42, MTN	242	235,745
Inter-American Development Bank
0.250%, 11/15/23	1,093	1,090,806
International Bank for Reconstruction & Development
0.250%, 11/24/23	445	443,572
2.500%, 01/24/24, MTN	59	34,072

27

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
SUPRANATIONAL — (Continued)
International Finance Corp.
1.250%, 02/06/31, MTN	500	$235,392
1.500%, 04/15/35, MTN	2,100	844,226

TOTAL SUPRANATIONAL		8,716,603

SWEDEN — (1.3%)
Kommuninvest I Sverige AB
1.000%, 05/12/25, MTN	1,000	85,492
Svenska Handelsbanken AB
3.900%, 11/20/23	115	114,867
0.050%, 09/06/28, MTN	1,600	1,398,476
Volvo Treasury AB
2.625%, 02/20/26, MTN	350	359,081

TOTAL SWEDEN		1,957,916

SWITZERLAND — (0.1%)
Novartis Capital Corp.
3.400%, 05/06/24	220	217,310

TOTAL SWITZERLAND		217,310

UNITED KINGDOM — (3.4%)
Ashtead Capital, Inc.
Ω 5.500%, 08/11/32	259	231,743
British Telecommunications PLC
# 5.125%, 12/04/28	45	42,736
Ω 3.250%, 11/08/29	184	156,591
3.375%, 08/30/32, MTN	200	193,453
HSBC Holdings PLC
6.500%, 05/20/24, MTN	800	972,519
6.100%, 01/14/42	50	48,081
HSBC USA, Inc.
3.750%, 05/24/24	185	182,595
Lloyds Banking Group PLC
4.375%, 03/22/28	269	246,788
4.550%, 08/16/28	176	162,330
Motability Operations Group PLC
3.750%, 07/16/26, MTN	250	290,954
Nationwide Building Society
3.250%, 09/05/29, MTN	515	510,658
Network Rail Infrastructure Finance PLC
4.750%, 01/22/24, MTN	300	363,310
U.K. Gilt
1.125%, 01/31/39	924	674,272
U.K. Treasury Bill
5.430%, 11/27/23	655	791,817
Vodafone Group PLC
6.150%, 02/27/37	466	442,399

TOTAL UNITED KINGDOM		5,310,246

UNITED STATES — (31.9%)
Abbott Ireland Financing DAC
0.100%, 11/19/24	240	243,610
Abbott Laboratories
4.750%, 04/15/43	619	534,513
AbbVie, Inc.
4.050%, 11/21/39	27	21,096

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Advance Auto Parts, Inc.
# 3.900%, 04/15/30	155	$125,692
Affiliated Managers Group, Inc.
3.300%, 06/15/30	648	536,504
Allstate Corp. (The)
5.550%, 05/09/35	500	466,084
Amazon.com, Inc.
2.875%, 05/12/41	600	402,787
Amcor Finance USA, Inc.
4.500%, 05/15/28	50	46,798
American Express Co.
2.500%, 07/30/24	100	97,545
American Medical Systems Europe BV
1.625%, 03/08/31	473	425,600
American Tower Corp.
1.500%, 01/31/28	39	32,096
American Water Capital Corp.
# 3.850%, 03/01/24	117	116,217
6.593%, 10/15/37	264	272,974
Amgen, Inc.
6.400%, 02/01/39	93	92,084
4.950%, 10/01/41	17	14,002
Arrow Electronics, Inc.
3.875%, 01/12/28	561	507,212
Assurant, Inc.
2.650%, 01/15/32	50	36,025
Assured Guaranty US Holdings, Inc.
3.150%, 06/15/31	88	71,201
AT&T, Inc.
3.550%, 12/17/32	360	354,902
6.300%, 01/15/38	80	76,966
4.850%, 03/01/39	372	303,478
3.500%, 06/01/41	289	193,208
4.300%, 12/15/42	50	37,023
AutoNation, Inc.
3.850%, 03/01/32	50	39,195
Avnet, Inc.
3.000%, 05/15/31	224	169,551
5.500%, 06/01/32	379	338,405
Bank of America Corp.
5.875%, 02/07/42	650	609,204
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24, MTN	100	99,361
Best Buy Co., Inc.
1.950%, 10/01/30	1	762
BlackRock, Inc.
3.500%, 03/18/24	256	253,858
1.250%, 05/06/25	125	126,597
Booking Holdings, Inc.
4.500%, 11/15/31	1,048	1,130,482
Brighthouse Financial, Inc.
# 5.625%, 05/15/30	306	280,409

28

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Bristol-Myers Squibb Co.
3.550%, 03/15/42	700	$496,149
Brixmor Operating Partnership, LP
3.900%, 03/15/27	35	32,021
2.250%, 04/01/28	45	37,567
4.125%, 05/15/29	142	124,341
4.050%, 07/01/30	84	71,716
Broadcom, Inc.
Ω 4.000%, 04/15/29	80	71,460
Ω 3.469%, 04/15/34	422	321,539
Ω 3.187%, 11/15/36	446	308,881
Ω 3.500%, 02/15/41	171	113,729
Brown & Brown, Inc.
2.375%, 03/15/31	525	393,775
Camden Property Trust
4.250%, 01/15/24	5	4,978
Carrier Global Corp.
3.377%, 04/05/40	169	113,713
Charles Schwab Corp. (The)
0.750%, 03/18/24	63	61,736
3.750%, 04/01/24	50	49,508
Chubb INA Holdings, Inc.
0.875%, 12/15/29	231	201,759
Cigna Group (The)
4.800%, 08/15/38	659	558,224
3.200%, 03/15/40	470	318,628
Cisco Systems, Inc.
5.900%, 02/15/39	1,600	1,591,195
5.500%, 01/15/40	520	493,467
Citigroup, Inc.
8.125%, 07/15/39	589	664,118
5.875%, 01/30/42	125	115,834
CNA Financial Corp.
3.950%, 05/15/24	50	49,397
3.900%, 05/01/29	92	82,303
CNO Financial Group, Inc.
5.250%, 05/30/29	250	230,688
Comcast Corp.
3.250%, 11/01/39	50	34,479
6.400%, 03/01/40	96	91,938
3.750%, 04/01/40	50	36,745
4.650%, 07/15/42	270	217,040
Corebridge Financial, Inc.
4.350%, 04/05/42	186	134,860
Cox Communications, Inc.
Ω 2.600%, 06/15/31	98	75,193
Ω 4.800%, 02/01/35	871	733,589
Crown Castle, Inc.
2.900%, 04/01/41	500	301,481
CVS Health Corp.
6.125%, 09/15/39	100	93,179
4.125%, 04/01/40	203	150,357
Discover Financial Services
3.750%, 03/04/25	25	23,979

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
4.100%, 02/09/27	251	$225,162
Discovery Communications LLC
6.350%, 06/01/40	50	43,380
4.875%, 04/01/43	100	71,057
eBay, Inc.
6.300%, 11/22/32	462	460,476
4.000%, 07/15/42	162	113,623
Elevance Health, Inc.
3.500%, 08/15/24	126	123,530
4.100%, 05/15/32	60	52,062
5.850%, 01/15/36	115	109,435
6.375%, 06/15/37	534	529,732
4.625%, 05/15/42	271	217,288
4.650%, 01/15/43	81	64,470
Emerson Electric Co.
0.375%, 05/22/24	221	228,935
Equifax, Inc.
2.350%, 09/15/31	398	296,039
FedEx Corp.
4.900%, 01/15/34	75	68,300
Fidelity National Financial, Inc.
3.400%, 06/15/30	664	546,627
Fidelity National Information
Services, Inc.
3.100%, 03/01/41	200	126,189
First American Financial Corp.
4.000%, 05/15/30	162	135,114
2.400%, 08/15/31	341	246,307
Fiserv, Inc.
2.250%, 07/01/25	101	115,738
1.625%, 07/01/30	150	132,466
Flex, Ltd.
4.875%, 06/15/29	317	289,873
Flowserve Corp.
3.500%, 10/01/30	402	323,355
2.800%, 01/15/32	90	66,321
Fortune Brands Innovations, Inc.
3.250%, 09/15/29	323	275,049
4.000%, 03/25/32	511	423,520
Fox Corp.
5.476%, 01/25/39	943	780,296
GATX Corp.
4.550%, 11/07/28	33	30,489
General Motors Co.

# 6.600%, 04/01/36	587	551,566
General Motors Financial Co., Inc.
0.650%, 09/07/28	300	263,117
Gilead Sciences, Inc.
4.000%, 09/01/36	950	773,965
Global Payments, Inc.
2.150%, 01/15/27	88	77,332
3.200%, 08/15/29	337	282,849
Goldman Sachs Group, Inc. (The)
7.250%, 04/10/28	827	1,047,455

29

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
1.250%, 02/07/29, MTN	54	$48,605
0.875%, 05/09/29, MTN	140	122,274
HCA, Inc.
7.500%, 11/06/33	50	51,087
Health Care Service Corp. A Mutual
Legal Reserve Co.
Ω 1.500%, 06/01/25	50	46,478
Ω 2.200%, 06/01/30	236	186,578
Healthcare Realty Holdings, LP
3.625%, 01/15/28	26	23,068
3.100%, 02/15/30	80	65,093
Home Depot, Inc. (The)
3.300%, 04/15/40	209	147,768
HP, Inc.
6.000%, 09/15/41	454	411,138
Intel Corp.
4.600%, 03/25/40	125	104,652
4.800%, 10/01/41	406	336,682
5.625%, 02/10/43	100	91,565
Intercontinental Exchange, Inc.
# 2.650%, 09/15/40	1,000	626,116
International Business Machines Corp.
3.625%, 02/12/24	101	100,388
0.875%, 02/09/30, MTN	550	482,679
4.150%, 05/15/39	195	153,083
# 4.000%, 06/20/42	200	148,714
International Flavors & Fragrances, Inc.
4.450%, 09/26/28	15	13,261
Ω 3.268%, 11/15/40	165	100,342
Interpublic Group of Cos., Inc. (The)
4.750%, 03/30/30	56	51,068
3.375%, 03/01/41	841	532,995
Invitation Homes Operating Partnership, LP
2.000%, 08/15/31	69	49,682
Jackson Financial, Inc.
3.125%, 11/23/31	120	89,562
# 5.670%, 06/08/32	407	374,349
Jefferies Financial Group, Inc.
2.750%, 10/15/32	800	579,330
JPMorgan Chase & Co.
5.600%, 07/15/41	90	82,799
5.400%, 01/06/42	193	173,778
Juniper Networks, Inc.
3.750%, 08/15/29	215	188,724
Kemper Corp.
2.400%, 09/30/30	94	68,232
Kraft Heinz Foods Co.
Ω 7.125%, 08/01/39	798	814,957
Lazard Group LLC
4.500%, 09/19/28	268	246,769

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Lear Corp.
4.250%, 05/15/29	341	$304,877
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	357	331,130
Ω 4.625%, 12/02/30	233	237,266
Lincoln National Corp.
3.400%, 03/01/32	50	37,478
6.300%, 10/09/37	450	416,763
7.000%, 06/15/40	50	47,223
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39	191	162,501
Mastercard, Inc.
3.375%, 04/01/24	198	196,114
MetLife, Inc.
5.375%, 12/09/24	75	90,261
5.375%, 07/15/33	100	93,511
6.375%, 06/15/34	100	100,760
5.700%, 06/15/35	138	130,973
Micron Technology, Inc.
5.875%, 09/15/33	50	46,161
3.366%, 11/01/41	50	31,511
Mohawk Industries, Inc.
3.625%, 05/15/30	63	54,043
Molson Coors Beverage Co.
5.000%, 05/01/42	368	301,120
Morgan Stanley
1.875%, 04/27/27, MTN	400	391,465
6.375%, 07/24/42	620	614,533
Motorola Solutions, Inc.
2.300%, 11/15/30	95	72,611
2.750%, 05/24/31	756	586,062
Mylan, Inc.
4.550%, 04/15/28	40	36,408
NewMarket Corp.
2.700%, 03/18/31	264	202,688
NIKE, Inc.
3.250%, 03/27/40	652	469,589
Oracle Corp.
6.500%, 04/15/38	223	217,593
6.125%, 07/08/39	455	425,172
3.600%, 04/01/40	353	242,388
5.375%, 07/15/40	80	68,082
Penske Truck Leasing Co., LP/PTL Finance Corp.
Ω 3.350%, 11/01/29	350	292,503
Pfizer, Inc.
7.200%, 03/15/39	245	270,038
Plains All American Pipeline, LP/PAA Finance Corp.
5.150%, 06/01/42	100	75,834
4.300%, 01/31/43	146	98,883
Principal Financial Group, Inc.
3.700%, 05/15/29	39	34,651
6.050%, 10/15/36	50	47,927

30

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Prudential Financial, Inc.
5.700%, 12/14/36, MTN	96	$92,169
6.625%, 12/01/37, MTN	218	222,911
PulteGroup, Inc.
7.875%, 06/15/32	200	214,581
PVH Corp.
4.625%, 07/10/25	41	39,335
Realty Income Corp.
4.850%, 03/15/30	55	50,799
4.875%, 07/06/30	101	105,757
5.125%, 07/06/34	214	221,234
Revvity, Inc.
2.550%, 03/15/31	85	65,482
Roche Holdings, Inc.
Ω 7.000%, 03/01/39	50	55,284
Royalty Pharma PLC
3.300%, 09/02/40	700	442,338
Simon Property Group, LP
2.200%, 02/01/31	100	75,665
2.250%, 01/15/32	260	190,656
5.500%, 03/08/33	25	23,232
6.750%, 02/01/40	581	570,657
4.750%, 03/15/42	50	38,503
Spirit Realty, LP
2.100%, 03/15/28	105	87,519
4.000%, 07/15/29	285	248,455
Stanley Black & Decker, Inc.
5.200%, 09/01/40	486	409,780
Sutter Health
3.161%, 08/15/40	780	524,569
Tapestry, Inc.
3.050%, 03/15/32	770	552,461
Texas Instruments, Inc.
3.875%, 03/15/39	753	598,519
Thermo Fisher Scientific, Inc.
5.404%, 08/10/43	600	544,084
Travelers Cos., Inc. (The)
6.250%, 06/15/37, MTN	141	142,734
5.350%, 11/01/40	316	287,354
UnitedHealth Group, Inc.
5.700%, 10/15/40	237	224,169
Unum Group
5.750%, 08/15/42	757	627,543
US BanCorp
1.375%, 07/22/30	100	71,052
Verizon Communications, Inc.
0.875%, 03/19/32	250	202,158
VF Corp.
# 2.950%, 04/23/30	652	510,652
6.000%, 10/15/33	50	44,916

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Visa, Inc.
2.700%, 04/15/40	50	$33,448
Walgreens Boots Alliance, Inc.
4.500%, 11/18/34	331	267,104
Walmart, Inc.
2.500%, 09/22/41	700	441,982
Walt Disney Co. (The)
3.500%, 05/13/40	633	455,028
Warnermedia Holdings, Inc.
5.050%, 03/15/42	100	74,073
Wells Fargo & Co.
2.000%, 07/28/25, MTN	515	582,806
Welltower OP LLC
3.850%, 06/15/32	80	66,388
Western Union Co. (The)
1.350%, 03/15/26	131	116,571
2.750%, 03/15/31	939	713,510
WP Carey, Inc.
3.850%, 07/15/29	80	69,838

TOTAL UNITED STATES		49,091,375

TOTAL BONDS		121,811,539

U.S. TREASURY OBLIGATIONS — (10.0%)
U.S. Treasury Notes
0.750%, 12/31/23	971	963,559
2.500%, 01/31/24	900	893,496
2.750%, 02/15/24	271	268,883
1.500%, 02/29/24	3,336	3,292,997
0.250%, 03/15/24	1,800	1,765,898
2.250%, 03/31/24	3,802	3,751,950
2.500%, 04/30/24	40	39,411
2.500%, 05/31/24	212	208,340
3.000%, 06/30/24	1,611	1,584,570
5.551%, 04/30/25	2,600	2,602,581
TOTAL U.S. TREASURY OBLIGATIONS		15,371,685

COMMERCIAL PAPER — (0.6%)
AUSTRALIA — (0.6%)
Australia New Zealand Banking Group
Ω 5.590%, 02/22/24	1,000	982,619

TOTAL AUSTRALIA		982,619

TOTAL COMMERCIAL PAPER		982,619

TOTAL INVESTMENT SECURITIES — (98.2%)
(Cost $158,243,764)		151,124,675

	Shares	Value
SECURITIES LENDING
COLLATERAL — (1.8%)
The DFA Short Term
@§ Investment Fund	238,069	2,753,741

TOTAL INVESTMENTS — (100.0%)
(Cost $160,997,505)		$153,878,416

31

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

Forward Currency Contracts

As of October 31, 2023, Dimensional Global Sustainability Fixed Income ETF had entered into the following forward currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	522,159	NZD	884,136	Citigroup	11/06/23	$7,896
USD	14,523,039	GBP	11,743,759	State Street Bank and Trust	11/21/23	270,991
USD	2,018,821	AUD	3,149,427	Citigroup	12/27/23	20,985
USD	833,196	AUD	1,299,623	Citigroup	12/27/23	8,782
USD	1,256,220	JPY	185,020,806	Citigroup	12/27/23	22,641
USD	310,606	EUR	291,595	Citigroup	01/02/24	1,453
USD	502,142	CAD	684,864	Citigroup	01/04/24	8,219
USD	230,945	AUD	363,049	Citigroup	01/04/24	584
USD	3,563,828	CAD	4,893,962	Citigroup	01/04/24	34,302
USD	2,256,800	AUD	3,543,676	State Street Bank and Trust	01/04/24	8,276
EUR	96,553	USD	102,084	Citigroup	01/05/24	297
USD	18,825,986	EUR	17,744,431	Citigroup	01/05/24	10,538
EUR	390,844	USD	413,391	State Street Bank and Trust	01/05/24	1,044
USD	234,264	GBP	191,675	Citigroup	01/11/24	1,536
USD	507,688	GBP	417,353	Citigroup	01/11/24	948
USD	1,323,783	JPY	195,526,875	Citigroup	01/18/24	15,509
USD	87,540	SEK	960,445	State Street Bank and Trust	01/18/24	1,241
USD	17,722,843	EUR	16,653,312	State Street Bank and Trust	01/22/24	50,670
USD	378,613	CAD	522,870	Citigroup	01/30/24	1,370

Total Appreciation						$467,282

GBP	278,164	USD	337,745	Citigroup	11/21/23	$(169)
GBP	840,585	USD	1,026,846	Citigroup	11/21/23	(6,725)
USD	200,987	NOK	2,260,261	Citigroup	11/27/23	(1,495)
AUD	126,373	USD	80,285	Citigroup	12/27/23	(121)
AUD	222,969	USD	141,513	State Street Bank and Trust	12/27/23	(73)
USD	52,507	EUR	49,567	Citigroup	01/02/24	(45)
USD	1,651,259	EUR	1,567,504	State Street Bank and Trust	01/02/24	(10,629)
EUR	1,117,569	USD	1,195,795	State Street Bank and Trust	01/05/24	(10,772)
USD	2,397,412	AUD	3,786,792	State Street Bank and Trust	01/18/24	(6,435)

Total (Depreciation)						$(36,464)

Total Appreciation (Depreciation)						$430,818

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations
United States	$—	$12,958,832	$—	$12,958,832
Bonds
Australia	—	7,342,691	—	7,342,691
Austria	—	349,881	—	349,881
Belgium	—	3,356,858	—	3,356,858
Canada	—	11,968,123	—	11,968,123
Finland	—	1,148,696	—	1,148,696
France	—	10,693,546	—	10,693,546
Germany	—	5,678,799	—	5,678,799
Hong Kong	—	83,473	—	83,473
Ireland	—	581,579	—	581,579

32

DIMENSIONAL GLOBAL SUSTAINABILITY FIXED INCOME ETF

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Italy	$—	$1,303,226	$—	$1,303,226
Japan	—	5,890,151	—	5,890,151
Netherlands	—	5,577,972	—	5,577,972
New Zealand	—	481,053	—	481,053
Norway	—	128,888	—	128,888
Spain	—	1,933,153	—	1,933,153
Supranational	—	8,716,603	—	8,716,603
Sweden	—	1,957,916	—	1,957,916
Switzerland	—	217,310	—	217,310
United Kingdom	—	5,310,246	—	5,310,246
United States	—	49,091,375	—	49,091,375
U.S. Treasury Obligations
United States	—	15,371,685	—	15,371,685
Commercial Paper	—	982,619	—	982,619
Securities Lending Collateral	—	2,753,741	—	2,753,741
Forward Currency Contracts**	—	430,818	—	430,818

Total Investments	$—	$154,309,234	$—	$154,309,234

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

33

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional US Sustainability Core 1 ETF	Dimensional International Sustainability Core 1 ETF
ASSETS:
Investment Securities at Value (including $19,070 and $9,456 of securities on loan, respectively)	$556,296	$228,996
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $19,402 and $8,740, respectively) (Note G)	19,402	8,740
Foreign Currencies at Value	—	739
Cash	418	56
Receivables:
Investment Securities Sold	1,218	460
Dividends and Interest	361	545
Receivable for Capital Shares Issued	238	—
Receivable for Tax Reclaims	—	219

Total Assets	577,933	239,755

LIABILITIES:
Payables:
Investment Securities Purchased	941	210
Upon Return of Securities Loaned	19,402	8,740
Accrued Expenses and Other Liabilities:
Advisory Fee	22	18
Administration and Accounting	45	21
Custodian	3	25
Trustee	4	1
Other Expenses	115	36

Total Liabilities	20,532	9,051
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$557,401	$230,704

SHARES OUTSTANDING, NO PAR VALUE	20,750,000	8,400,000

Net Asset Value, Offering and Redemption price per share	$26.86	$27.46

Investment Securities at Cost	$541,686	$232,936

Foreign Currencies at Cost	$—	$742

NET ASSETS CONSIST OF:
Paid-In Capital	$550,176	$238,044
Total Distributable Earnings (Loss)	7,225	(7,340)

NET ASSETS	$557,401	$230,704

See accompanying Notes to Financial Statements.

34

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional Emerging Markets Sustainability Core 1 ETF	Dimensional Global Sustainability Fixed Income ETF
ASSETS:
Investment Securities at Value (including $2,032 and $2,340 of securities on loan, respectively)	$154,571	$151,124
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $536 and $2,754, respectively) (Note G)	536	2,754
Foreign Currencies at Value	457	5
Cash	31	1,377
Unrealized Appreciation on Forward Foreign Currency Contracts	—	467
Receivables:
Investment Securities Sold	65	577
Dividends and Interest	148	1,317
Receivable for Capital Shares Issued	—	2
Receivable for Tax Reclaims	1	3

Total Assets	155,809	157,626

LIABILITIES:
Payables:
Investment Securities Purchased	93	13,714
Unrealized Depreciation on Forward Foreign Currency Contracts	—	36
Upon Return of Securities Loaned	536	2,754
Accrued Foreign Taxes	219	—
Accrued Expenses and Other Liabilities:
Advisory Fee	2	13
Administration and Accounting	20	22
Custodian	36	1
Trustee	1	—
Other Expenses	31	33

Total Liabilities	938	16,573
Commitments and Contingent Liabilities (Note D)

NET ASSETS	$154,871	$141,053

SHARES OUTSTANDING, NO PAR VALUE	5,500,000	2,900,000

Net Asset Value, Offering and Redemption price per share	$28.16	$48.64

Investment Securities at Cost	$149,721	$158,244

Foreign Currencies at Cost	$457	$5

NET ASSETS CONSIST OF:
Paid-In Capital	$152,635	$146,927
Total Distributable Earnings (Loss)	2,236	(5,874)

NET ASSETS	$154,871	$141,053

See accompanying Notes to Financial Statements.

35

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional US Sustainability Core 1 ETF(a) (b)	Dimensional International Sustainability Core 1 ETF(a) (b)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of $(2) and $(699), respectively)	$5,065	$4,948
Income from Securities Lending, Net	20	38

Total Investment Income	5,085	4,986

EXPENSES:
Investment Management Fees (Note D)	494	345
Administration and Accounting	65	36
Custodian	4	56
Filing Fees	64	27
Trustees’ Fees & Expenses	5	2
Organization Fees	7	7
Exchange Listing Fee	8	8
Index Receipt Agent	3	3
Other Expenses	70	42

Total Expenses	720	526

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(84)	(112)
Fees Paid Indirectly (Note D)	(1)	(3)

Net Expenses	635	411

Net Investment Income (Loss)	4,450	4,575

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions	(8,051)	(3,997)
In-Kind Transactions	1,672	—
Futures	—	(102)
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	14,610	(3,954)

Net Realized and Unrealized Gain (Loss)	8,231	(8,053)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,681	$(3,478)

(a)	Portion of income is from investment in affiliated fund.
(b)	For the period from the commencement of operations on November 1, 2022 through October 31, 2023.

See accompanying Notes to Financial Statements.

36

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional Emerging Markets Sustainability Core 1 ETF(a)(b)	Dimensional Global Sustainability Fixed Income ETF(a)(c)
INVESTMENT INCOME:
Interest (Net of Foreign Taxes Withheld of $— and $(6), respectively)	—	$4,888
Dividends (Net of Foreign Taxes Withheld of $(519) and $—, respectively)	3,475	—
Non-cash Dividends	334	—
Income from Securities Lending, Net	44	10

Total Investment Income	3,853	4,898

EXPENSES:
Investment Management Fees (Note D)	446	212
Administration and Accounting	34	38
Custodian	172	3
Filing Fees	17	18
Trustees’ Fees & Expenses	2	1
Organization Fees	8	7
Exchange Listing Fee	8	8
Index Receipt Agent	3	3
Other Expenses	62	32

Total Expenses	752	322

Fees Waived, Expenses Reimbursed by Advisor (Note D)	(229)	(68)
Fees Paid Indirectly (Note D)	(14)	(1)

Net Expenses	509	253

Net Investment Income (Loss)	3,344	4,645

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investment Securities Sold and Foreign Currency Transactions*	(2,694)	(1,175)
Forward Currency Contracts	—	1,647
Futures	(73)	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	4,631	(7,134)
Forward Currency Contracts	—	431

Net Realized and Unrealized Gain (Loss)	1,864	(6,231)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,208	$(1,586)

(a)	Portion of income is from investment in affiliated fund.
(b)	For the period from the commencement of operations on November 1, 2022 through October 31, 2023.
(c)	For the period from the commencement of operations on November 15, 2022 through October 31, 2023.
*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $1 and $0.

See accompanying Notes to Financial Statements.

37

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Sustainability Core 1 ETF	Dimensional International Sustainability Core 1 ETF	Dimensional Emerging Markets Sustainability Core 1 ETF	Dimensional Global Sustainability Fixed Income ETF
	For the period Nov. 1, 2022(a) through October 31, 2023	For the period Nov. 1, 2022(a) through October 31, 2023	For the period Nov. 1, 2022(a) through October 31, 2023	For the period Nov. 15, 2022(a) through October 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$4,450	$4,575	$3,344	$4,645
Net Realized Gain (Loss) on:
Investment Securities Sold and Foreign Currency Transactions*	(8,051)	(3,997)	(2,694)	(1,175)
In-Kind Transactions	1,672	—	—	—
Forward Currency Contracts	—	—	—	1,647
Futures	—	(102)	(73)	—
Change in Unrealized Appreciation (Depreciation) on:
Investment Securities and Foreign Currency Translations	14,610	(3,954)	4,631	(7,134)
Forward Currency Contracts	—	—	—	431

Change in Net Assets Resulting from Operations	12,681	(3,478)	5,208	(1,586)

Distributions:
Total Distributions	(3,708)	(3,862)	(2,972)	(4,288)

Change in Net Assets Resulting from Distributions	(3,708)	(3,862)	(2,972)	(4,288)

Capital Share Transactions:
Shares Issued	559,196	238,044	152,635	146,927
Cost of Shares Redeemed	(10,768)	—	—	—

Change in Net Assets Resulting from Capital Share Transactions	548,428	238,044	152,635	146,927

Change in Net Assets	557,401	230,704	154,871	141,053
Net Assets:
Beginning of Period	—	—	—	—

End of Period	$557,401	$230,704	$154,871	$141,053

Share Transactions:
Issued	21,150	8,400	5,500	2,900
Redeemed	(400)	—	—	—

Change in Shares	20,750	8,400	5,500	2,900

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $1, and $0.
(a)	Commencement of operations.

See accompanying Notes to Financial Statements.

38

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Sustainability Core 1 ETF	Dimensional International Sustainability Core 1 ETF	Dimensional Emerging Markets Sustainability Core 1 ETF	Dimensional Global Sustainability Fixed Income ETF
	Period November 1, 2022(a) through October 31, 2023	Period November 1, 2022(a) through October 31, 2023	Period November 1, 2022(a) through October 31, 2023	Period November 15, 2022(a) through October 31, 2023
Net Asset Value, Beginning of Period	$24.97	$25.17	$25.54	$50.10

Income From Investment Operations(a)
Net Investment Income (Loss)	0.35	0.78	0.77	2.13
Net Gains (Losses) on Securities (Realized and Unrealized)	1.79	2.08	2.46	(1.82)

Total from Investment Operations	2.14	2.86	3.23	0.31

Less Distributions:
Net Investment Income	(0.25)	(0.57)	(0.61)	(1.77)

Total Distributions	(0.25)	(0.57)	(0.61)	(1.77)

Net Asset Value, End of Period	$26.86	$27.46	$28.16	$48.64

Total Return at NAV(b)(c)	8.59%	11.23%	12.54%	0.56%

Total Return at Market(c)(d)	8.62%	12.06%	12.91%	0.68%

Net Assets, End of Year (thousands)	$557,401	$230,704	$154,871	$141,053
Ratio of Expenses to Average Net Assets(e)	0.18%	0.24%	0.40%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed, Previously Waived Fees Recovered by Advisor and/or Fees Paid Indirectly)(e)	0.20%	0.31%	0.59%	0.30%
Ratio of Net Investment Income to Average Net Assets.(e)	1.26%	2.65%	2.62%	4.38%
Portfolio Turnover Rate(c)(f)	4%	15%	22%	37%

(a)	Commencement of operations.

See page 3 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

39

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION

The Dimensional ETF Trust (the “Trust”) was organized on June 16, 2020 as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of October 31, 2023, the Trust is comprised of thirty-four operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the following (individually referred to as a “Fund” or collectively as the “Funds”):

Fund	Short Name
Dimensional US Sustainability Core 1 ETF	US Sustainability Core 1 ETF
Dimensional International Sustainability Core 1 ETF	International Sustainability Core 1 ETF
Dimensional Emerging Markets Sustainability Core 1 ETF	Emerging Markets Sustainability Core 1 ETF
Dimensional Global Sustainability Fixed Income ETF	Global Sustainability Fixed Income ETF

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Creation Units are issued and redeemed principally in-kind. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may be purchased or redeemed directly only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Funds’ distributor (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

40

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services pursuant to procedures approved by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Advisor, with input from certain third-party pricing services and others, in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various inputs used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Debt securities held by the Funds are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used and then would be categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a securities exchange are valued at the official closing price or the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no last reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively, in the fair value hierarchy.

With respect to the International Sustainability Core 1 ETF, Emerging Markets Sustainability Core 1 ETF, and Global Sustainability Fixed Income ETF (the “International Funds”), the prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The International Funds own securities that are primarily listed on foreign

41

exchanges which may trade on days when the International Funds do not price their shares, therefore the value of securities held by the International Funds may change on days when shareholders will not be able to purchase or redeem shares.

Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Fund is determined each day as of such exchange close.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the NAV is calculated. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Certain securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Such taxes are accrued on a daily basis and due upon sale of individual securities. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the International Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The International Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment securities sold and foreign currency transactions on the Statements of Operations.

4. TO BE ANNOUNCED (TBA) COMMITMENTS

To Be Announced (“TBA”) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

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5. RESTRICTED SECURITIES

A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to the applicable provisions of the Funds’ liquidity risk management program. Not all restricted securities are considered illiquid.

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders net investment income, if any, at least quarterly except for the Global Sustainability Fixed Income ETF, which intends to distribute dividends to shareholders monthly. The Funds intend to distribute net realized capital gains to shareholders, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

7. DEFERRED COMPENSATION PLAN

Each eligible Trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees’ Fees & Expenses.

Each Trustee has the option to receive the distribution of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

8. OTHER

Discount and premium on debt securities purchased are amortized, using the effective interest method. Expenses directly attributable to a Fund are charged directly. Common expenses of the Funds are allocated using methods approved by the Board, generally based on average net assets.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Emerging Markets Sustainability Core 1 ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

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C. DERIVATIVE INSTRUMENTS

All open derivative positions at year end are reflected on each Fund’s Summary Schedule of Investments/ Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

1. FORWARD CURRENCY CONTRACTS

The International Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund’s currency exposure with respect to a foreign market will be based primarily on the Fund’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. FUTURES CONTRACTS

Each Fund may purchase or sell futures and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the possibility that the Fund could lose more than the initial margin requirements. The Funds entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended October 31, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Emerging Markets Sustainability ETF	$—	$18
Global Sustainability Fixed Income ETF	58,375	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

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Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2023 (amounts in thousands):

	Assets	Liabilities
	Unrealized Appreciation on Forward Currency Contracts (1)	Unrealized Depreciation on Forward Currency Contracts (2)
Currency Rate Risk Exposure:
Global Sustainability Fixed Income ETF	$467	$(36)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Appreciation on: Forward Foreign Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Depreciation on: Forward Foreign Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Funds’ derivative instrument holdings categorized by primary risk exposure for the period ended October 31, 2023 (amounts in thousands):

Realized Gain (Loss) from:
Futures (1)
Equity Risk Exposure:
International Sustainability Core 1 ETF	$(102)
Emerging Markets Sustainability Core 1 ETF	(73)

	Realized Gain (Loss) from:	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Forward Currency Contracts (2)	Forward Currency Contracts (3)
Currency Rate Risk Exposure:
Global Sustainability Fixed Income ETF	$1,647	$431

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) from: Futures.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) from: Forward Currency Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) on: Forward Currency Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, certain Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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As of October 31, 2023, the Funds’ derivative assets and liabilities (by type) were as follows (amounts in thousands):

	Global Sustainability Fixed Income ETF
	Assets	Liabilities
Derivative Financial Instruments:
Forward currency contracts (without ISDA)	$—	$—
Forward currency contracts (with ISDA)	467	36

Total derivative assets and liabilities in the Statement of Assets and Liabilities	467	36
Derivative asset and liabilities not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$467	$36

The following tables present the Funds’ derivative assets and liabilities as of October 31, 2023 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund (amounts in thousands):

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Global Sustainability Fixed Income ETF
Citigroup	$135	$(8)	$—	$—	$127
State Street Bank and Trust Company	332	(28)	—	—	304

	$467	$(36)	$—	$—	$431

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities
Global Sustainability Fixed Income ETF
Citigroup	$8	$(8)	$—	$—	$—
State Street Bank and Trust Company	28	(28)	—	—	—

	$36	$(36)	$—	$—	$—

(b)

The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

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D. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”) serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the International Funds.

For the period ended October 31, 2023, each Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Management Fee
US Sustainability Core 1 ETF	0.14%
International Sustainability Core 1 ETF	0.20%
Emerging Markets Sustainability Core 1 ETF	0.35%
Global Sustainability Fixed Income ETF	0.20%

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Funds, as described in the notes below. The Fee Waiver Agreement will remain in effect through February 28, 2024, may only be terminated by the Trust’s Board of Trustees prior to that date and shall continue in effect from year to year thereafter unless terminated by the Trust or the Advisor. During the period ended October 31, 2023, the Funds had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The net amount of waived fees/expenses assumed during the period ended October 31, 2023 are also reflected below (amounts in thousands). At any time that the ETF Fund Expenses (defined below) of a Fund are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Fund. The Trust, on behalf of a Fund, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Waived Fees/ Expenses Assumed	Recovery of Previously Waived Fees/ Expense Assumed	Previous Waived Fees/ Expense Assumed Subject to Future Recovery
US Sustainability Core 1 ETF	0.18%	$84	$—	$84
International Sustainability Core 1 ETF	0.24%	112	—	112
Emerging Markets Sustainability Core 1 ETF	0.41%	229	—	229
Global Sustainability Fixed Income ETF	0.24%	68	—	68

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of each Fund (excluding the expenses that the Fund incurs indirectly through its investment in other investment companies) (“ETF Fund Expenses”) to the extent necessary to limit the ETF Fund Expenses of the Fund, on an annualized basis, to the rate listed above as percentage of average net assets (the “Expense Limitation Amount”).

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2. EARNED INCOME CREDIT

Additionally, certain Funds have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Fund’s net assets. During the period ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
US Sustainability Core 1 ETF	$1
International Sustainability Core 1 ETF	3
Emerging Markets Sustainability Core 1 ETF	14
Global Sustainability Fixed Income ETF	1

3. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator and Fund Accountant pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust.

4. DISTRIBUTION

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. No compensation is paid by the Funds to Distributor under the distribution agreement.

5. FEES PAID TO OFFICERS AND TRUSTEES

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the CCO, with respect to the Funds) receive no compensation from the Trust. For the period ended October 31, 2023, the total related amounts paid by the Trust to the CCO was $42 (in thousands). The total related amounts paid by each of the Funds are included in Other Expenses on the Statements of Operations.

E. DEFERRED COMPENSATION

As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

US Sustainability Core 1 ETF	$—
International Sustainability Core 1 ETF	—
Emerging Markets Sustainability Core 1 ETF	—
Global Sustainability Fixed Income ETF	—

F. FEDERAL INCOME TAXES

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated

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earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, redemption in-kind transactions, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the period ended October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax-Exempt Income	Total
US Sustainability Core 1 ETF 2023	$3,708	$—	$—	$3,708
International Sustainability Core 1 ETF 2023	3,862	—	—	3,862
Emerging Markets Sustainability Core 1 ETF 2023	2,972	—	—	2,972
Global Sustainability Fixed Income ETF 2023	4,288	—	—	4,288

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
US Sustainability Core 1 ETF	$61	$—	$61

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation) (1)	Total Net Distributable Earnings (Accumulated Losses)
US Sustainability Core 1 ETF	$698	$—	$(8,075)	$14,603	$7,226
International Sustainability Core 1 ETF	733	—	(4,103)	(3,970)	(7,340)
Emerging Markets Sustainability Core 1 ETF	488	—	(2,725)	4,472	2,235
Global Sustainability Fixed Income ETF	2,529	—	(1,262)	(7,141)	(5,874)

(1)	The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales and amortization of certain expenses.

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For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Funds had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
US Sustainability Core 1 ETF	$8,075	$8,075
International Sustainability Core 1 ETF	4,103	4,103
Emerging Markets Sustainability Core 1 ETF	2,725	2,725
Global Sustainability Fixed Income ETF	1,262	1,262

During the period ended October 31, 2023, the Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Sustainability Core 1 ETF	$561,087	$46,709	$(32,098)	$14,611
International Sustainability Core 1 ETF	241,689	12,411	(16,364)	(3,953)
Emerging Markets Sustainability Core 1 ETF	150,408	14,498	(9,799)	4,699
Global Sustainability Fixed Income ETF	160,998	12	(7,131)	(7,119)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds’ tax positions and has concluded that no additional provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ federal tax returns for the prior three fiscal years, if applicable, remain subject to examination by the Internal Revenue Service.

G. SECURITIES LENDING

As of October 31, 2023, the Funds had securities on loan to brokers/dealers for which the Funds received cash collateral. Additionally, the Funds received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
International Sustainability Core 1 ETF	$1,144
Emerging Markets Sustainability Core 1 ETF	1,664

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted

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the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 and 90 days	>90 days	Total
US Sustainability Core 1 ETF
Common Stocks	$19,402	$—	$—	$—	$19,402
International Sustainability Core 1 ETF
Common Stocks	8,740	—	—	—	8,740
Emerging Markets Sustainability Core 1 ETF
Common Stocks	536	—	—	—	536
Global Sustainability Fixed Income ETF
Common Stocks	2,754	—	—	—	2,754

H. AFFILIATED TRADES

Cross trades for the period ended October 31, 2023, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of fund securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the period ended October 31, 2023, cross trades by the Funds under Rule 17a-7 were as follows (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
US Sustainability Core 1 ETF	$2,962	$534	$(287)

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	Purchases	Sales	Realized Gain (Loss)
International Sustainability Core 1 ETF	$839	$493	$(125)

For the period ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in- kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments/Summary Schedule of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gains Distributions
US Sustainability Core 1 ETF
The DFA Short Term Investment Fund	$—	$86,519	$67,117	$—	$—	$19,402	1,677	$338	$—

Total	$—	$86,519	$67,117	$—	$—	$19,402	1,677	$338	$—

International Sustainability Core 1 ETF
The DFA Short Term Investment Fund	$—	$47,730	$38,990	$—	$—	$8,740	756	$174	$—

Total	$—	$47,730	$38,990	$—	$—	$8,740	756	$174	$—

Emerging Markets Sustainability Core 1 ETF
The DFA Short Term Investment Fund	$—	$9,600	$9,064	$—	$—	$536	46	$25	$—

Total	$—	$9,600	$9,064	$—	$—	$536	46	$25	$—

Global Sustainability Fixed Income ETF
The DFA Short Term Investment Fund	$—	$8,145	$5,391	$—	$—	$2,754	238	$34	$—

Total	$—	$8,145	$5,391	$—	$—	$2,754	238	$34	$—

I. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2023 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
US Sustainability Core 1 ETF	$—	$—	$24,497	$13,362
International Sustainability Core 1 ETF	—	—	52,446	25,775
Emerging Markets Sustainability Core 1 ETF	—	—	162,579	27,167
Global Sustainability Fixed Income ETF	18,498	6,374	76,121	34,695

In-kind transactions for the period ended October 31, 2023 were as follows (amounts in thousands):

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
US Sustainability Core 1 ETF	$—	$—	$547,679	$10,755
International Sustainability Core 1 ETF	—	—	210,145	—
Emerging Markets Sustainability Core 1 ETF	—	—	16,376	—

52

	US Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Global Sustainability Fixed Income ETF	$16,920	$—	$84,928	$—

J. CAPITAL SHARES TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

K. FINANCIAL INSTRUMENTS

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

L. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Trust, together with other Dimensional-advised funds, has entered into a $700 million unsecured line of credit with its custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each Fund is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the period ended October 31, 2023, borrowings by the following Fund under the line of credit were as follows (amounts in thousands, except percentages and days):

53

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/23
Emerging Markets Sustainability Core 1 ETF	5.79%	$69	25	$—	$219	$—

*	Number of Days Outstanding represents the total of single or consecutive days during the period ended October 31, 2023, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (funds that operate as feeder funds do not participate in the program). The program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Funds did not use the interfund lending program during the period ended October 31, 2023.

M. RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Funds’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi- annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until the 2024 annual shareholder reports, and will have no effect on the Funds’ accounting policies or financial statements.

N. OTHER

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of fund companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Funds, individually or in aggregate, will not have a material adverse impact on the Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

54

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Funds’ outstanding shares. The following shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
US Sustainability Core 1 ETF	1	100%
International Sustainability Core 1 ETF	1	100%
Emerging Markets Sustainability Core 1 ETF	1	100%
Global Sustainability Fixed Income ETF	1	100%

O. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the Dimensional ETF Trust and Shareholders of the four funds listed in the table below.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments or schedules of investments, of each of the funds indicated in the table below (four of the funds constituting the Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Dimensional Emerging Markets Sustainability Core 1 ETF (1)	For the period November 1, 2022 (commencement of operations) through October 31, 2023
Dimensional International Sustainability Core 1 ETF (1)
Dimensional US Sustainability Core 1 ETF (1)
Dimensional Global Sustainability Fixed Income ETF (2)	For the period November 15, 2022 (commencement of operations) through October 31, 2023

(1)	Summary schedule of investments
(2)	Schedule of investments

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

56

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

57

FUND MANAGEMENT

(Unaudited)

Trustees/ Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2023.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

58

Disinterested Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021

Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010).

Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).

157 portfolios in 5 investment companies

Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly,

Director, New York Life Investment Management IndexIQ (2008-

2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018);

formerly, Director, FBR & Co.

(investment banking) (2011-

2017); and formerly, Director, Brightwood Capital Advisors,

L.P. (private equity) (2013-

2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

59

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021

Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group

(economic consulting firm) (since 2012).

				157 portfolios in 5 investment companies	None
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies

Director, (since 2000) and formerly, Audit Committee Chair (2019-2022)

and

Lead Director (2014-

2017), HNI

Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds

(3 investment companies within the fund complex) (12 portfolios)

(since 2009).

60

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies

Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New

Haven (community foundation and

grant-making) (since 2022).

Formerly, Director, KCG Holdings (trading company) (January 2017-

July 2017).

61

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998).

Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015).

Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic

Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly,

Associate Editor, Journal of Finance (2016-2022).

				157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

62

Interested Trustees

The following interested Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA

Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020);

Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings

Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of

Dimensional Fund Advisors Ltd.

				157 portfolios in 5 investment companies	None

63

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investmen t Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)

Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I

Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018).

Formerly, Director of Dimensional Fund

Advisors Ltd. (2018-2021).

				157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

64

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2020

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

65

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Stephen A. Clark 1972	Executive Vice President	Since 2020

Executive Vice President of all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014- 2018) for

•  Dimensional Fund Advisors LP

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012

– 2013) and Head of Global Institutional Services (2014- 2018) for

•  Dimensional Fund Advisors LP

66

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer

(since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 – 2020) and

Treasurer (2003 – 2017) of

•  Lord Abbett Family of Funds

67

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2020

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Since 2020

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

•  DFAIDG, DIG, DFAITC and DEM (since 2017) the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2020	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Vice President (since April 2022) of

•  Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

68

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell 1964	President and General Counsel	Since 2020

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

Director of

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

69

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

•  the DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

•  the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

•  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Since 2020

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

•  the DFA Fund Complex

Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

70

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President of

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

71

Tax Notice to Shareholders (Unaudited)

The following information is solely for informational purposes. Each Fund is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the period ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Fund on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Fund. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2024. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

Dimensional ETF Trust	Net Investment Income Distribution	Short-term Capital Gain Distribution	Long-Term Capital Gain Distribution	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Foreign Source Income(5)	Qualifying Interest Income(6)	Qualifying Short-Term Capital Gain(7)
Dimensional U.S. Sustainability Core 1 ETF	100%	0%	0%	0%	0%	100%	100%	100%	0%	0%	0%	0%	0%
Dimensional International Sustainability Core 1 ETF	100%	0%	0%	0%	0%	100%	0%	100%	0%	13%	100%	0%	0%
Dimensional Emerging Markets Sustainability Core 1 ETF	100%	0%	0%	0%	0%	100%	0%	57%	0%	8%	100%	0%	0%
Dimensional Global Sustainability Fixed Income ETF	100%	0%	0%	0%	0%	100%	0%	0%	10%	0%	0%	38%	0%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

72

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

73

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

74

DFA103123-019A

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2023: $613,158

Fiscal Year Ended October 31, 2022: $375,247

(b)	Audit-Related Fees

Fees for Registrant –      Fiscal Year Ended October 31, 2023: $48,545

Fiscal Year Ended October 31, 2022: $30,350

For fiscal years ended October 31, 2023 and October 31, 2022, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2023: $235,000

Fiscal Year Ended October 31, 2022: $225,000

For the fiscal years ended October 31, 2023 and October 31, 2022, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant –      Fiscal Year Ended October 31, 2023: $0

Fiscal Year Ended October 31, 2022: $0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant –      Fiscal Year Ended October 31, 2023: $0

Fiscal Year Ended October 31, 2022: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committee

of

Dimensional ETF Trust

(the “Fund”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Fund’s Audit Committee (the “Committee”) pre-approve all audit services and non-audit services provided to the Fund by its independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Fund’s investment advisor, and to affiliates of Dimensional that provide ongoing services to the Fund (with Dimensional, together the “Service Affiliates”) if the services directly impact the Fund’s operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Fund and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Fund may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Fund.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

B.	Pre-Approval of Audit Services to the Fund

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Fund’s financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Fund will receive.

2.	The Committee shall report to the Board of Trustees of the Fund (the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise required in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Fund and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Fund and its Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Fund, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Fund may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Fund’s operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Fund to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Fund and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Fund, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Fund’s management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Fund or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value in any fiscal year.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Fund or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Fund shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2023 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2023: $2,200,795

Fiscal Year Ended October 31, 2022: $1,672,755

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

Dimensional U.S. Equity ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional US Marketwide Value ETF

Dimensional International Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

Dimensional US Core Equity Market ETF

Dimensional US Core Equity 1 ETF

Dimensional US High Profitability ETF

Dimensional US Large Cap Value ETF

Dimensional US Real Estate ETF

Dimensional US Small Cap Value ETF

Dimensional International Core Equity Market ETF

Dimensional International Core Equity 2 ETF

Dimensional International Small Cap Value ETF

Dimensional International Small Cap ETF

Dimensional International High Profitability ETF

Dimensional Emerging Core Equity Market ETF

Dimensional Emerging Markets High Profitability ETF

Dimensional Emerging Markets Value ETF

Dimensional Emerging Markets Core Equity 2 ETF

Dimensional Global Real Estate ETF

Dimensional US Sustainability Core 1 ETF

Dimensional International Sustainability Core 1 ETF

Dimensional Emerging Markets Sustainability Core 1 ETF

DIMENSIONAL U.S. EQUITY ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (8.3%)
#*Advantage Solutions, Inc.	8,283	$19,051
*Alphabet, Inc., Class A	958,777	118,965,050
*Alphabet, Inc., Class C	929,182	116,426,505
*Altice USA, Inc., Class A	26,173	75,640
*AMC Networks, Inc., Class A	5,279	62,292
*Angi, Inc.	1,052	1,694
*Anterix, Inc.	1,197	36,496
AT&T, Inc.	1,186,949	18,279,015
*Atlanta Braves Holdings, Inc.	4,989	173,517
#*Atlanta Braves Holdings, Inc.	1,077	40,829
*Atlanta Braves Holdings, Inc., Class B	20	1,010
ATN International, Inc.	1,269	39,276
*Bandwidth, Inc., Class A	2,345	24,880
*Boston Omaha Corp., Class A	2,774	39,474
*Bumble, Inc., Class A	12,637	169,841
Cable One, Inc.	700	384,909
*Cardlytics, Inc.	4,469	55,371
*Cargurus, Inc.	14,641	252,264
*Cars.com, Inc.	15,088	229,790
#*Charter Communications, Inc., Class A	18,858	7,596,002
#*Cinemark Holdings, Inc.	19,353	319,131
#*Clear Channel Outdoor Holdings, Inc.	10,440	11,484
Cogent Communications Holdings, Inc.	9,150	594,567
Comcast Corp., Class A	692,864	28,608,355
DallasNews Corp.	15,600	67,080
#*DISH Network Corp., Class A	20,661	101,239
*EchoStar Corp., Class A	5,475	75,883
Electronic Arts, Inc.	43,243	5,353,051
Endeavor Group Holdings, Inc., Class A	28,864	656,945
Entravision Communications Corp., Class A	7,234	25,898
*Eventbrite, Inc., Class A	20,022	165,782
*EW Scripps Co. (The), Class A	15,520	84,894
*FG Group Holdings, Inc.	700	980
Fox Corp., Class A	47,199	1,434,378
Fox Corp., Class B	22,995	641,790
#*Frontier Communications Parent, Inc.	31,918	571,971
*Gannett Co., Inc.	14,793	34,616
*Gogo, Inc.	7,258	76,209
Gray Television, Inc.	13,571	88,483
*IDT Corp., Class B	3,154	88,470
*IMAX Corp.	8,011	145,880
*Integral Ad Science Holding Corp.	10,622	121,941
Interpublic Group of Cos., Inc. (The)	62,820	1,784,088
Iridium Communications, Inc.	17,380	643,929
John Wiley & Sons, Inc., Class A	7,504	227,146
*Liberty Broadband Corp., Class A	3,994	332,780
*Liberty Broadband Corp., Class C	19,570	1,630,377
*Liberty Latin America, Ltd., Class A	11,274	77,001
#*Liberty Latin America, Ltd., Class C	33,539	229,742
*Liberty Media Corp.-Liberty Formula One	3,892	223,985
*Liberty Media Corp.-Liberty Formula One	31,778	2,055,719
*Liberty Media Corp.-Liberty Live	7,602	242,276
*Liberty Media Corp.-Liberty Live	50	1,562

1

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Liberty Media Corp.-Liberty Live	3,132	$97,846
*Liberty Media Corp.-Liberty SiriusXM	27,799	682,465
*Liberty Media Corp.-Liberty SiriusXM	200	5,198
*Liberty Media Corp.-Liberty SiriusXM	11,862	290,500
*Lions Gate Entertainment Corp., Class A	7,250	56,985
*Lions Gate Entertainment Corp., Class B	28,794	214,803
*Live Nation Entertainment, Inc.	26,802	2,144,696
*Madison Square Garden Entertainment Corp.	3,290	100,279
*Madison Square Garden Sports Corp.	2,334	392,439
*Magnite, Inc.	19,749	131,133
#Marcus Corp. (The)	2,580	40,093
*Match Group, Inc.	43,502	1,505,169
*Meta Platforms, Inc., Class A	370,490	111,617,522
*Netflix, Inc.	73,927	30,435,007
New York Times Co. (The), Class A	25,942	1,045,722
News Corp., Class A	57,670	1,192,616
News Corp., Class B	20,403	437,440
Nexstar Media Group, Inc.	5,908	827,593
*Nextdoor Holdings, Inc.	7,760	14,123
Omnicom Group, Inc.	32,181	2,410,679
*Ooma, Inc.	697	7,604
#Paramount Global, Class A	5,128	71,279
#Paramount Global, Class B	68,062	740,515
*Pinterest, Inc., Class A	96,113	2,871,856
*Playstudios, Inc.	1,740	4,924
*Playtika Holding Corp.	7,620	64,008
*PubMatic, Inc., Class A	4,847	54,626
*QuinStreet, Inc.	5,623	63,596
#*ROBLOX Corp., Class A	67,739	2,154,778
#*Roku, Inc.	21,721	1,293,920
Scholastic Corp.	7,160	264,204
Shenandoah Telecommunications Co.	7,606	179,958
Shutterstock, Inc.	3,545	144,211
#Sinclair, Inc.	3,429	37,273
#Sirius XM Holdings, Inc.	159,411	682,279
#*Snap, Inc., Class A	107,916	1,080,239
#*Sphere Entertainment Co.	3,538	116,436
Spok Holdings, Inc.	2,839	42,329
*Spotify Technology SA	19,233	3,168,829
*Stagwell, Inc.	8,379	34,521
*Take-Two Interactive Software, Inc.	27,948	3,738,045
*TechTarget, Inc.	3,732	93,972
TEGNA, Inc.	30,196	438,144
Telephone and Data Systems, Inc.	14,336	260,772
*Thryv Holdings, Inc.	5,120	89,242
#TKO Group Holdings, Inc.	13,430	1,100,991
*T-Mobile US, Inc.	92,794	13,349,345
*Trade Desk, Inc. (The), Class A	74,834	5,310,221
*TripAdvisor, Inc.	15,008	221,518
*TrueCar, Inc.	6,237	11,414
*United States Cellular Corp.	1,000	42,030
Verizon Communications, Inc.	702,450	24,677,068
*Vimeo, Inc.	18,829	57,993
#*Vivid Seats, Inc., Class A	1,103	6,486
*Walt Disney Co. (The)	307,347	25,076,442
#*Warner Bros Discovery, Inc.	379,378	3,771,017
#Warner Music Group Corp., Class A	16,194	506,872
*WideOpenWest, Inc.	5,896	41,508

2

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Yelp, Inc.	9,678	$408,315
*Zedge, Inc., Class B	68	131
*Ziff Davis, Inc.	8,508	514,394
*ZipRecruiter, Inc.	8,825	93,986
*ZoomInfo Technologies, Inc.	41,850	542,376

TOTAL COMMUNICATION SERVICES		556,662,513

CONSUMER DISCRETIONARY — (10.6%)
*1-800-Flowers.com, Inc., Class A	3,914	29,394
Aaron’s Co., Inc. (The)	4,533	33,590
*Abercrombie & Fitch Co.	9,461	575,418
Academy Sports & Outdoors, Inc.	11,560	518,350
*Accel Entertainment, Inc.	5,607	55,229
#Acushnet Holdings Corp.	7,443	379,295
*Adient PLC	15,075	507,877
ADT, Inc.	31,261	176,937
*Adtalem Global Education, Inc.	7,146	370,163
Advance Auto Parts, Inc.	6,484	337,363
*Airbnb, Inc., Class A	70,921	8,389,245
*Amazon.com, Inc.	1,544,878	205,607,813
*American Axle & Manufacturing Holdings, Inc.	21,777	146,995
American Eagle Outfitters, Inc.	32,520	568,124
*America’s Car-Mart, Inc.	1,100	73,678
#*AMMO, Inc.	17,734	51,606
*Aptiv PLC	47,166	4,112,875
Aramark	40,020	1,077,739
*Arhaus, Inc.	3,260	28,101
Arko Corp.	11,157	84,235
*Asbury Automotive Group, Inc.	2,892	553,442
Autoliv, Inc.	13,067	1,197,591
*AutoNation, Inc.	6,795	883,894
*AutoZone, Inc.	3,327	8,241,412
Bassett Furniture Industries, Inc.	306	4,709
Bath & Body Works, Inc.	33,760	1,000,984
*Beazer Homes USA, Inc.	4,224	102,179
Best Buy Co., Inc.	32,586	2,177,397
*Biglari Holdings, Inc., Class B	93	13,743
*BJ’s Restaurants, Inc.	5,552	142,797
#Bloomin’ Brands, Inc.	16,002	373,487
Bluegreen Vacations Holding Corp.	1,120	37,531
*Booking Holdings, Inc.	6,222	17,356,642
*Boot Barn Holdings, Inc.	4,972	345,554
BorgWarner, Inc.	37,884	1,397,920
#*Bowlero Corp., Class A	5,823	58,754
Boyd Gaming Corp.	10,966	605,871
*Bright Horizons Family Solutions, Inc.	10,439	773,112
#*Brinker International, Inc.	10,300	349,376
Brunswick Corp.	11,313	785,914
Buckle, Inc. (The)	4,712	159,124
Build-A-Bear Workshop, Inc.	3,722	92,306
*Burlington Stores, Inc.	10,345	1,252,055
*Caesars Entertainment, Inc.	33,169	1,323,111
Caleres, Inc.	5,187	132,683
#Camping World Holdings, Inc., Class A	4,041	67,687
#*CarMax, Inc.	26,580	1,623,772
*Carnival Corp.	166,730	1,910,726
*CarParts.com, Inc.	3,617	10,236
Carriage Services, Inc.	2,167	46,807
*Carrols Restaurant Group, Inc.	3,096	17,802

3

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Carter’s, Inc.	7,039	$472,739
#*Carvana Co.	10,603	286,281
Cato Corp. (The), Class A	2,672	19,051
*Cavco Industries, Inc.	1,368	341,330
Century Communities, Inc.	5,944	365,556
#Cheesecake Factory, Inc. (The)	8,831	274,379
*Chegg, Inc.	2,641	19,887
*Chewy, Inc., Class A	286	5,528
*Chico’s FAS, Inc.	21,085	157,716
*Children’s Place, Inc. (The)	1,918	52,496
*Chipotle Mexican Grill, Inc.	4,575	8,885,565
#Choice Hotels International, Inc.	5,483	605,872
Churchill Downs, Inc.	11,246	1,235,261
*Chuy’s Holdings, Inc.	2,684	90,343
*Citi Trends, Inc.	2,530	60,973
Clarus Corp.	744	4,308
Columbia Sportswear Co.	6,065	447,597
*Conn’s, Inc.	2,501	7,378
*Cooper-Standard Holdings, Inc.	911	11,315
*Coursera, Inc.	18,171	315,085
#Cracker Barrel Old Country Store, Inc.	3,362	223,102
*Crocs, Inc.	9,706	866,940
*Culp, Inc.	1,492	8,161
Dana, Inc.	27,518	315,907
Darden Restaurants, Inc.	20,151	2,932,575
*Dave & Buster’s Entertainment, Inc.	6,446	225,223
*Deckers Outdoor Corp.	4,296	2,564,970
*Denny’s Corp.	8,748	75,408
#Designer Brands, Inc., Class A	8,875	89,726
*Destination XL Group, Inc.	12,129	50,457
Dick’s Sporting Goods, Inc.	9,538	1,020,089
#Dillard’s, Inc., Class A	1,953	606,309
Dine Brands Global, Inc.	1,734	85,469
Domino’s Pizza, Inc.	5,675	1,923,768
*DoorDash, Inc., Class A	42,358	3,174,732
Dorman Products, Inc.	4,420	274,836
DR Horton, Inc.	54,902	5,731,769
*DraftKings, Inc.	66,465	1,835,763
*Duluth Holdings, Inc., Class B	6,700	33,701
*Duolingo, Inc.	1,446	211,188
*Dutch Bros, Inc., Class A	889	21,638
eBay, Inc.	102,488	4,020,604
*El Pollo Loco Holdings, Inc.	3,290	27,471
Ethan Allen Interiors, Inc.	4,714	123,790
*Etsy, Inc.	18,677	1,163,577
*European Wax Center, Inc., Class A	7,691	113,596
*Everi Holdings, Inc.	11,576	124,905
*Expedia Group, Inc.	22,453	2,139,546
*Figs, Inc., Class A	22,309	122,923
*First Watch Restaurant Group, Inc.	3,577	59,772
#*Five Below, Inc.	9,057	1,575,737
#*Floor & Decor Holdings, Inc., Class A	16,900	1,392,560
#Foot Locker, Inc.	15,542	326,227
Ford Motor Co.	641,057	6,250,306
*Fox Factory Holding Corp.	7,802	635,629
*Frontdoor, Inc.	14,359	415,406
*Funko, Inc., Class A	3,251	25,065
#*GameStop Corp., Class A	14,693	202,323

4

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#Gap, Inc. (The)	43,954	$562,611
Garmin, Ltd.	24,604	2,522,648
#*Garrett Motion, Inc.	12,239	86,407
General Motors Co.	229,250	6,464,850
*Genesco, Inc.	1,500	41,115
Gentex Corp.	37,590	1,078,081
*Gentherm, Inc.	5,348	215,097
Genuine Parts Co.	23,540	3,033,364
*G-III Apparel Group, Ltd.	10,408	265,924
*Goodyear Tire & Rubber Co. (The)	52,574	625,631
*GoPro, Inc., Class A	14,543	36,503
Graham Holdings Co., Class B	553	320,032
*Grand Canyon Education, Inc.	6,227	736,841
*Green Brick Partners, Inc.	2,883	111,572
Group 1 Automotive, Inc.	2,728	688,356
*GrowGeneration Corp.	522	1,065
#Guess?, Inc.	5,581	119,991
H&R Block, Inc.	23,097	948,132
#Hanesbrands, Inc.	43,989	184,314
Harley-Davidson, Inc.	22,020	591,237
Hasbro, Inc.	20,029	904,309
Haverty Furniture Cos., Inc.	1,700	44,285
*Helen of Troy, Ltd.	3,636	357,492
Hibbett, Inc.	2,888	133,050
*Hilton Grand Vacations, Inc.	12,514	449,878
Hilton Worldwide Holdings, Inc.	44,902	6,804,000
*Holley, Inc.	912	3,876
Home Depot, Inc. (The)	168,055	47,843,578
#Hooker Furnishings Corp.	3,546	59,289
*Hovnanian Enterprises, Inc., Class A	1,461	101,510
#Hyatt Hotels Corp., Class A	7,172	734,700
Installed Building Products, Inc.	3,723	415,747
International Game Technology PLC	7,805	198,403
*iRobot Corp.	3,683	121,281
*J Jill, Inc.	104	2,980
#Jack in the Box, Inc.	3,400	214,812
Johnson Outdoors, Inc., Class A	1,187	56,442
KB Home	15,137	669,055
#Kohl’s Corp.	17,136	386,417
#Kontoor Brands, Inc.	7,453	346,192
#Krispy Kreme, Inc.	12,237	158,224
#*Kura Sushi USA, Inc., Class A	668	38,170
Lakeland Industries, Inc.	1,000	14,610
*Lands’ End, Inc.	1,303	8,183
Las Vegas Sands Corp.	57,345	2,721,594
Laureate Education, Inc.	22,828	322,788
La-Z-Boy, Inc.	6,909	202,019
#LCI Industries	4,895	531,059
Lear Corp.	10,081	1,308,111
*Legacy Housing Corp.	2,087	38,630
Leggett & Platt, Inc.	25,355	594,068
Lennar Corp., Class A	42,035	4,484,294
Lennar Corp., Class B	1,957	192,980
#Levi Strauss & Co., Class A	11,838	161,825
*LGI Homes, Inc.	3,531	333,715
*Life Time Group Holdings, Inc.	6,899	81,546
Lifetime Brands, Inc.	300	1,602
*Light & Wonder, Inc.	5,171	378,052

5

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Lincoln Educational Services Corp.	4,549	$38,894
Lithia Motors, Inc.	4,775	1,156,553
LKQ Corp.	43,631	1,916,274
*Lovesac Co. (The)	1,338	22,023
Lowe’s Cos., Inc.	102,281	19,491,690
#*Lucid Group, Inc.	135,774	559,389
*Lululemon Athletica, Inc.	18,789	7,393,096
*M/I Homes, Inc.	2,750	225,692
#Macy’s, Inc.	34,293	417,689
*Malibu Boats, Inc., Class A	3,984	173,782
Marine Products Corp.	1,049	10,217
*MarineMax, Inc.	6,075	166,334
Marriott International, Inc., Class A	40,663	7,667,415
Marriott Vacations Worldwide Corp.	5,531	497,016
*MasterCraft Boat Holdings, Inc.	1,758	35,934
*Mattel, Inc.	60,730	1,158,728
McDonald’s Corp.	122,358	32,078,597
MDC Holdings, Inc.	12,047	457,184
Meritage Homes Corp.	3,700	421,874
MGM Resorts International	54,191	1,892,350
#*Mister Car Wash, Inc.	3,661	19,037
*Modine Manufacturing Co.	7,538	297,751
*Mohawk Industries, Inc.	8,014	644,165
Monarch Casino & Resort, Inc.	1,845	111,051
Monro, Inc.	4,856	120,526
Movado Group, Inc.	2,287	63,716
Murphy USA, Inc.	4,269	1,548,324
Nathan’s Famous, Inc.	509	33,319
*National Vision Holdings, Inc.	12,326	191,546
Newell Brands, Inc.	56,204	377,691
NIKE, Inc., Class B	205,484	21,117,591
#Nordstrom, Inc.	15,157	211,895
#*Norwegian Cruise Line Holdings, Ltd.	67,466	917,538
*NVR, Inc.	532	2,879,514
*ODP Corp. (The)	6,232	279,941
*Ollie’s Bargain Outlet Holdings, Inc.	9,819	758,420
*OneSpaWorld Holdings, Ltd.	12,271	128,600
#*OneWater Marine, Inc.	2,070	46,844
*O’Reilly Automotive, Inc.	10,411	9,686,811
*Overstock.com, Inc.	8,187	127,717
Oxford Industries, Inc.	2,346	198,002
#Papa John’s International, Inc.	5,188	337,324
Patrick Industries, Inc.	3,101	233,040
*Penn Entertainment, Inc.	6,827	134,697
#Penske Automotive Group, Inc.	4,700	672,476
Perdoceo Education Corp.	10,777	194,956
#PetMed Express, Inc.	2,200	15,158
Phinia, Inc.	7,195	186,207
*Planet Fitness, Inc., Class A	13,545	748,632
*Playa Hotels & Resorts NV	20,467	147,976
Polaris, Inc.	8,421	727,743
Pool Corp.	6,209	1,960,616
*Portillo’s, Inc., Class A	6,071	90,761
*Potbelly Corp.	12,634	111,179
PulteGroup, Inc.	35,988	2,648,357
PVH Corp.	9,606	714,206
Ralph Lauren Corp.	6,240	702,187
RCI Hospitality Holdings, Inc.	1,000	54,510

6

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Red Rock Resorts, Inc., Class A	8,652	$342,187
#*Revolve Group, Inc.	5,039	69,286
*RH	2,447	533,348
#*Rivian Automotive, Inc., Class A	13,697	222,165
Rocky Brands, Inc.	231	2,837
Ross Stores, Inc.	56,251	6,523,428
*Rover Group, Inc.	12,058	77,774
*Royal Caribbean Cruises, Ltd.	38,347	3,249,141
*Sabre Corp.	40,135	140,472
*Sally Beauty Holdings, Inc.	17,730	150,705
*SeaWorld Entertainment, Inc.	5,384	231,943
Service Corp. International	24,598	1,338,623
*Shake Shack, Inc., Class A	5,589	313,208
Shoe Carnival, Inc.	2,289	52,372
Signet Jewelers, Ltd.	6,536	456,409
*Six Flags Entertainment Corp.	9,564	190,324
*Skechers USA, Inc., Class A	21,488	1,036,151
*Skyline Champion Corp.	8,495	498,062
*Sleep Number Corp.	5,542	90,168
Smith & Wesson Brands, Inc.	6,807	100,267
*Solid Power, Inc.	1,075	1,419
Sonic Automotive, Inc., Class A	4,001	191,448
*Sonos, Inc.	15,648	168,685
*Sportsman’s Warehouse Holdings, Inc.	1,495	7,610
Standard Motor Products, Inc.	2,669	93,228
Starbucks Corp.	188,105	17,350,805
Steven Madden, Ltd.	14,405	472,340
*Stitch Fix, Inc., Class A	7,675	25,174
*Stoneridge, Inc.	3,400	55,318
Strategic Education, Inc.	3,690	303,724
*Strattec Security Corp.	411	9,350
*Stride, Inc.	6,346	348,903
Superior Group of Cos., Inc.	324	2,592
*Sweetgreen, Inc., Class A	13,994	144,558
Tapestry, Inc.	38,414	1,058,690
#*Target Hospitality Corp.	496	6,810
*Taylor Morrison Home Corp.	16,963	650,022
Tempur Sealy International, Inc.	28,801	1,150,024
*Tesla, Inc.	472,241	94,844,882
Texas Roadhouse, Inc.	10,741	1,090,641
Thor Industries, Inc.	8,286	728,588
*Tile Shop Holdings, Inc.	2,588	14,208
*Tilly’s, Inc., Class A	6,627	53,679
TJX Cos., Inc. (The)	197,044	17,353,665
Toll Brothers, Inc.	17,255	1,220,101
*TopBuild Corp.	5,101	1,166,905
*Topgolf Callaway Brands Corp.	43,467	531,167
#Tractor Supply Co.	18,097	3,484,758
Travel + Leisure Co.	12,911	439,361
*Tri Pointe Homes, Inc.	15,391	385,698
*Ulta Beauty, Inc.	8,320	3,172,499
*Under Armour, Inc., Class A	35,265	241,565
*Under Armour, Inc., Class C	22,341	143,653
*Universal Technical Institute, Inc.	2,633	22,986
Upbound Group, Inc.	7,510	195,711
*Urban Outfitters, Inc.	12,459	431,331
Vail Resorts, Inc.	6,323	1,342,057
Valvoline, Inc.	24,647	731,276

7

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#VF Corp.	51,936	$765,017
#*Victoria’s Secret & Co.	10,209	182,537
*Vista Outdoor, Inc.	10,129	254,440
*Visteon Corp.	4,605	530,174
*Vizio Holding Corp., Class A	4,694	23,892
#*VOXX International Corp.	2,545	23,338
#*Warby Parker, Inc., Class A	10,188	132,240
#*Wayfair, Inc., Class A	13,164	560,918
Wendy’s Co. (The)	27,823	529,193
Whirlpool Corp.	8,968	937,694
#Williams-Sonoma, Inc.	11,070	1,663,157
Wingstop, Inc.	4,645	848,967
Winmark Corp.	300	120,996
Winnebago Industries, Inc.	5,624	325,911
*WW International, Inc.	7,482	58,509
Wyndham Hotels & Resorts, Inc.	13,672	989,853
Wynn Resorts, Ltd.	15,862	1,392,366
*XPEL, Inc.	3,176	147,049
*YETI Holdings, Inc.	13,818	587,541
#Yum! Brands, Inc.	47,582	5,750,761
*Zumiez, Inc.	2,400	39,432

TOTAL CONSUMER DISCRETIONARY		717,204,051

CONSUMER STAPLES — (6.3%)
Albertsons Cos., Inc., Class A	49,796	1,080,573
Alico, Inc.	691	16,888
Altria Group, Inc.	283,405	11,384,379
Andersons, Inc. (The)	6,565	329,103
Archer-Daniels-Midland Co.	87,428	6,257,222
#B&G Foods, Inc.	7,358	59,379
*BellRing Brands, Inc.	20,348	889,818
*BJ’s Wholesale Club Holdings, Inc.	22,039	1,501,297
*Boston Beer Co., Inc. (The), Class A	1,549	517,289
Brown-Forman Corp., Class A	8,944	513,564
Brown-Forman Corp., Class B	50,530	2,837,765
Bunge, Ltd.	24,026	2,546,275
Calavo Growers, Inc.	2,560	64,870
#Cal-Maine Foods, Inc.	6,292	285,091
Campbell Soup Co.	29,214	1,180,538
Casey’s General Stores, Inc.	6,176	1,679,316
#*Celsius Holdings, Inc.	7,560	1,149,800
*Central Garden & Pet Co.	1,175	51,265
*Central Garden & Pet Co., Class A	7,227	286,840
*Chefs’ Warehouse, Inc. (The)	3,937	74,921
Church & Dwight Co., Inc.	41,357	3,761,006
Clorox Co. (The)	20,090	2,364,593
Coca-Cola Co. (The)	684,467	38,665,541
Coca-Cola Consolidated, Inc.	905	575,951
Colgate-Palmolive Co.	130,070	9,770,858
Conagra Brands, Inc.	74,237	2,031,124
Constellation Brands, Inc., Class A	25,349	5,935,468
Costco Wholesale Corp.	73,882	40,815,372
*Coty, Inc., Class A	67,618	633,581
*Darling Ingredients, Inc.	21,865	968,401
Dollar General Corp.	34,272	4,079,739
*Dollar Tree, Inc.	36,205	4,022,013
*Duckhorn Portfolio, Inc. (The)	7,221	75,315
Edgewell Personal Care Co.	8,339	291,031
*elf Beauty, Inc.	8,634	799,767

8

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Energizer Holdings, Inc.	11,133	$351,580
Estee Lauder Cos., Inc. (The)	30,928	3,985,691
Flowers Foods, Inc.	33,663	738,230
Fresh Del Monte Produce, Inc.	5,802	145,050
#*Freshpet, Inc.	8,197	470,508
General Mills, Inc.	97,823	6,381,973
*Grocery Outlet Holding Corp.	8,673	239,982
*Hain Celestial Group, Inc. (The)	13,616	150,457
#*Herbalife, Ltd.	15,127	215,560
Hershey Co. (The)	23,323	4,369,564
*HF Foods Group, Inc.	1,992	8,048
Hormel Foods Corp.	51,179	1,665,876
*Hostess Brands, Inc.	22,832	762,589
Ingles Markets, Inc., Class A	2,877	230,793
Ingredion, Inc.	10,540	986,333
Inter Parfums, Inc.	3,030	385,143
J & J Snack Foods Corp.	2,338	366,154
J M Smucker Co. (The)	15,941	1,814,723
John B Sanfilippo & Son, Inc.	1,329	135,904
Kellanova	44,167	2,229,109
Kenvue, Inc.	795,336	14,793,241
Keurig Dr Pepper, Inc.	151,492	4,594,752
Kimberly-Clark Corp.	54,108	6,473,481
Kraft Heinz Co. (The)	141,803	4,461,122
Kroger Co. (The)	114,462	5,193,141
Lamb Weston Holdings, Inc.	22,940	2,060,012
Lancaster Colony Corp.	3,102	524,765
Lifevantage Corp.	17,084	128,301
Limoneira Co.	837	11,961
McCormick & Co., Inc.	38,584	2,465,518
McCormick & Co., Inc.	1,214	78,000
Medifast, Inc.	2,079	143,784
MGP Ingredients, Inc.	2,580	244,223
#*Mission Produce, Inc.	5,135	48,320
Molson Coors Beverage Co., Class B	30,953	1,788,155
Mondelez International, Inc., Class A	226,877	15,021,526
*Monster Beverage Corp.	130,078	6,646,986
*National Beverage Corp.	3,064	142,108
*Natural Alternatives International, Inc.	709	4,289
Natural Grocers by Vitamin Cottage, Inc.	835	10,496
*Nature’s Sunshine Products, Inc.	1,457	26,080
Nu Skin Enterprises, Inc., Class A	7,667	145,596
Oil-Dri Corp. of America	641	36,717
*Olaplex Holdings, Inc.	4,457	6,329
PepsiCo, Inc.	230,456	37,628,856
*Performance Food Group Co.	25,816	1,491,132
Philip Morris International, Inc.	256,809	22,897,090
*Pilgrim’s Pride Corp.	8,443	215,297
#*Post Holdings, Inc.	8,560	687,197
PriceSmart, Inc.	4,093	255,772
Procter & Gamble Co. (The)	395,449	59,329,213
Reynolds Consumer Products, Inc.	9,832	250,028
Seaboard Corp.	30	105,209
*Seneca Foods Corp., Class A	500	27,325
*Simply Good Foods Co. (The)	14,590	544,061
*Sovos Brands, Inc.	4,722	102,515
SpartanNash Co.	7,125	160,241
Spectrum Brands Holdings, Inc.	7,204	542,605

9

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
#*Sprouts Farmers Market, Inc.	16,564	$696,019
Sysco Corp.	84,643	5,627,913
Target Corp.	75,399	8,353,455
Tootsie Roll Industries, Inc.	2,669	83,033
*TreeHouse Foods, Inc.	7,378	307,589
Turning Point Brands, Inc.	1,919	38,476
Tyson Foods, Inc., Class A	46,889	2,173,305
*United Natural Foods, Inc.	8,895	129,689
United-Guardian, Inc.	600	3,570
Universal Corp.	5,793	260,685
*US Foods Holding Corp.	39,718	1,546,619
*USANA Health Sciences, Inc.	1,600	72,880
#Utz Brands, Inc.	7,907	96,386
Vector Group, Ltd.	19,317	198,579
Village Super Market, Inc., Class A	800	19,576
#*Vita Coco Co., Inc. (The)	4,421	119,809
*Vital Farms, Inc.	4,458	49,305
Walgreens Boots Alliance, Inc.	61,882	1,304,473
Walmart, Inc.	245,877	40,178,761
#WD-40 Co.	2,091	442,037
Weis Markets, Inc.	2,175	141,593
#*Whole Earth Brands, Inc.	4,816	17,049
*WK Kellogg Co.	10,901	109,228

TOTAL CONSUMER STAPLES		424,384,693

ENERGY — (4.7%)
Adams Resources & Energy, Inc.	300	9,552
*Amplify Energy Corp.	3,647	25,347
Antero Midstream Corp.	65,586	809,331
*Antero Resources Corp.	45,093	1,327,538
APA Corp.	49,326	1,959,229
Archrock, Inc.	24,769	313,823
Ardmore Shipping Corp.	5,326	70,783
Baker Hughes Co.	169,011	5,817,359
Berry Corp.	9,688	80,895
*Bristow Group, Inc.	2,188	57,194
Cactus, Inc., Class A	10,016	470,151
California Resources Corp.	7,974	419,353
*Callon Petroleum Co.	8,402	313,815
*Centrus Energy Corp., Class A	1,550	82,258
ChampionX Corp.	31,841	980,703
Cheniere Energy, Inc.	39,568	6,584,907
#Chesapeake Energy Corp.	17,849	1,536,442
#Chevron Corp.	298,436	43,491,078
Chord Energy Corp.	5,620	929,098
#Civitas Resources, Inc.	9,071	684,226
*Clean Energy Fuels Corp.	25,459	88,852
#*CNX Resources Corp.	26,507	575,732
#Comstock Resources, Inc.	18,016	227,002
ConocoPhillips	202,984	24,114,499
CONSOL Energy, Inc.	5,749	528,276
#Core Laboratories, Inc.	10,286	220,326
Coterra Energy, Inc.	125,477	3,450,617
#Crescent Energy Co., Class A	1,140	13,885
#CVR Energy, Inc.	6,547	214,414
Delek US Holdings, Inc.	9,833	259,100
*Denbury, Inc.	7,353	653,608
Devon Energy Corp.	108,217	5,039,666
DHT Holdings, Inc.	19,108	212,481

10

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Diamondback Energy, Inc.	28,373	$4,548,759
*DMC Global, Inc.	2,379	45,082
Dorian LPG, Ltd.	6,701	214,231
*Dril-Quip, Inc.	8,765	189,850
DT Midstream, Inc.	15,499	836,481
Earthstone Energy, Inc., Class A	6,738	142,643
#EnLink Midstream LLC	40,639	499,453
EOG Resources, Inc.	97,231	12,275,414
Epsilon Energy, Ltd.	3,586	20,476
#EQT Corp.	65,406	2,771,906
Equitrans Midstream Corp.	68,833	610,549
Evolution Petroleum Corp.	4,996	32,124
*Expro Group Holdings NV	15,670	246,802
Exxon Mobil Corp.	674,471	71,392,755
*Forum Energy Technologies, Inc.	763	16,610
*Geospace Technologies Corp.	21,600	258,984
*Green Plains, Inc.	8,979	263,803
*Gulf Island Fabrication, Inc.	3,010	11,859
*Gulfport Energy Corp.	2,720	336,219
*Hallador Energy Co.	5,486	76,694
Halliburton Co.	152,666	6,005,880
*Helix Energy Solutions Group, Inc.	36,903	361,649
Helmerich & Payne, Inc.	16,296	644,833
Hess Corp.	46,104	6,657,418
HF Sinclair Corp.	25,168	1,393,804
HighPeak Energy, Inc.	215	3,808
International Seaways, Inc.	5,431	261,177
Kinder Morgan, Inc.	333,750	5,406,750
#Kinetik Holdings, Inc.	2,679	94,944
*Kosmos Energy, Ltd.	72,022	521,439
Liberty Energy, Inc.	24,438	481,429
#Magnolia Oil & Gas Corp., Class A	28,364	636,772
*Mammoth Energy Services, Inc.	700	2,835
Marathon Oil Corp.	101,063	2,760,031
Marathon Petroleum Corp.	84,075	12,716,344
Matador Resources Co.	18,081	1,115,417
Murphy Oil Corp.	23,256	1,043,497
*Nabors Industries, Ltd.	1,367	133,474
NACCO Industries, Inc., Class A	287	9,916
#New Fortress Energy, Inc.	11,188	338,996
*Newpark Resources, Inc.	18,400	127,328
Noble Corp. PLC	16,363	763,988
Nordic American Tankers, Ltd.	34,242	157,171
Northern Oil and Gas, Inc.	13,216	506,701
NOV, Inc.	63,781	1,273,069
Occidental Petroleum Corp.	126,292	7,806,109
*Oceaneering International, Inc.	24,972	549,134
*Oil States International, Inc.	8,098	58,791
ONEOK, Inc.	81,812	5,334,142
*Overseas Shipholding Group, Inc., Class A	7,426	36,313
#Ovintiv, Inc.	42,116	2,021,568
*Par Pacific Holdings, Inc.	8,887	291,671
Patterson-UTI Energy, Inc.	54,676	694,385
PBF Energy, Inc., Class A	17,566	834,912
#Peabody Energy Corp.	17,806	420,044
#Permian Resources Corp.	45,556	663,751
Phillips 66	72,514	8,271,672
Pioneer Natural Resources Co.	38,522	9,206,758

11

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*ProPetro Holding Corp.	19,702	$206,477
#Range Resources Corp.	40,251	1,442,596
Ranger Energy Services, Inc.	1,278	14,838
*REX American Resources Corp.	2,794	106,200
#RPC, Inc.	9,197	76,519
SandRidge Energy, Inc.	3,243	51,402
Schlumberger NV	238,157	13,255,819
Scorpio Tankers, Inc.	7,425	416,914
*SEACOR Marine Holdings, Inc.	2,756	38,198
*Seadrill, Ltd.	9,309	367,892
Select Water Solutions, Inc.	12,296	91,482
SFL Corp., Ltd.	28,108	305,253
*SilverBow Resources, Inc.	2,078	70,860
#Sitio Royalties Corp., Class A	10,987	271,599
SM Energy Co.	18,682	753,258
Solaris Oilfield Infrastructure, Inc., Class A	5,100	47,124
*Southwestern Energy Co.	171,500	1,222,795
*Talos Energy, Inc.	18,560	287,680
Targa Resources Corp.	35,179	2,941,316
TechnipFMC PLC	71,322	1,534,849
*Teekay Corp.	28,768	202,239
Teekay Tankers, Ltd., Class A	4,937	245,369
*TETRA Technologies, Inc.	15,756	74,683
Texas Pacific Land Corp.	980	1,809,031
*Tidewater, Inc.	8,657	591,706
#*Transocean, Ltd.	109,451	724,566
*US Silica Holdings, Inc.	15,525	187,387
*Valaris, Ltd.	9,497	627,182
Valero Energy Corp.	60,267	7,653,909
*Vital Energy, Inc.	2,748	137,510
#Vitesse Energy, Inc.	2,944	69,743
*W&T Offshore, Inc.	9,915	41,147
*Weatherford International PLC	10,746	1,000,345
Williams Cos., Inc. (The)	196,594	6,762,834
World Kinect Corp.	9,381	173,548

TOTAL ENERGY		319,764,424

FINANCIALS — (13.1%)
1st Source Corp.	3,103	141,559
*Acacia Research Corp.	1,648	5,916
#ACNB Corp.	323	11,114
Affiliated Managers Group, Inc.	5,864	719,865
#*Affirm Holdings, Inc.	33,965	598,124
Aflac, Inc.	93,226	7,281,883
Allstate Corp. (The)	43,839	5,617,091
Ally Financial, Inc.	50,020	1,209,984
Amalgamated Financial Corp.	1,875	34,200
#A-Mark Precious Metals, Inc.	3,006	81,402
*Ambac Financial Group, Inc.	6,082	73,775
Amerant Bancorp, Inc.	3,467	63,203
American Equity Investment Life Holding Co.	11,056	585,526
American Express Co.	104,679	15,286,274
American Financial Group, Inc.	11,748	1,284,761
American International Group, Inc.	119,320	7,315,509
American National Bankshares, Inc.	305	11,639
Ameriprise Financial, Inc.	17,757	5,585,819
Ameris BanCorp	12,997	484,788
AMERISAFE, Inc.	2,896	147,609
#Ames National Corp.	1,511	25,566

12

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Aon PLC, Class A	36,435	$11,272,989
Apollo Global Management, Inc.	65,548	5,076,037
*Arch Capital Group, Ltd.	62,125	5,384,995
Ares Management Corp., Class A	26,830	2,645,170
Argo Group International Holdings, Ltd.	4,666	139,233
Arrow Financial Corp.	1,191	25,380
Arthur J Gallagher & Co.	35,086	8,262,402
#Artisan Partners Asset Management, Inc., Class A	10,159	335,247
*AssetMark Financial Holdings, Inc.	3,248	77,660
Associated Banc-Corp.	29,429	477,044
Assurant, Inc.	8,591	1,279,200
Assured Guaranty, Ltd.	12,450	776,880
#Atlantic Union Bankshares Corp.	13,382	385,535
#*Atlanticus Holdings Corp.	879	25,720
*Avantax, Inc.	5,747	148,330
*AvidXchange Holdings, Inc.	27,196	234,973
Axis Capital Holdings, Ltd.	12,399	707,983
*Axos Financial, Inc.	8,159	293,969
#B Riley Financial, Inc.	1,504	54,460
#Banc of California, Inc.	7,007	78,548
BancFirst Corp.	3,650	296,052
*BanCorp, Inc. (The)	10,989	391,758
Bank of America Corp.	1,188,324	31,300,454
Bank of Hawaii Corp.	5,506	271,941
Bank of Marin BanCorp	1,362	22,882
Bank of New York Mellon Corp. (The)	128,179	5,447,607
Bank of NT Butterfield & Son, Ltd. (The)	8,215	207,511
Bank of the James Financial Group, Inc.	356	3,425
#Bank OZK	18,398	658,832
BankUnited, Inc.	15,020	327,586
Bankwell Financial Group, Inc.	1,302	31,860
Banner Corp.	5,405	228,145
Bar Harbor Bankshares	1,496	37,430
BayCom Corp.	2,215	43,857
*Berkshire Hathaway, Inc., Class B	306,283	104,543,576
Berkshire Hills BanCorp, Inc.	11,499	225,495
BGC Group, Inc., Class A	62,474	366,722
BlackRock, Inc.	24,710	15,129,439
#Blackstone, Inc.	117,466	10,847,985
*Block, Inc.	38,566	1,552,281
*Blue Foundry BanCorp	2,647	19,985
BOK Financial Corp.	6,082	398,493
#Bread Financial Holdings, Inc.	9,745	263,407
Bridge Investment Group Holdings, Inc., Class A	2,290	16,671
*Brighthouse Financial, Inc.	10,503	475,786
Brightsphere Investment Group, Inc.	5,289	82,826
Brookline BanCorp, Inc.	13,298	108,246
Brown & Brown, Inc.	38,982	2,706,130
*BRP Group, Inc., Class A	11,737	245,655
Business First Bancshares, Inc.	3,021	59,030
Byline BanCorp, Inc.	3,798	72,048
C&F Financial Corp.	424	22,328
#Cadence Bank	32,007	677,908
*California BanCorp	502	10,276
Cambridge BanCorp	955	51,293
Camden National Corp.	1,835	53,509
*Cannae Holdings, Inc.	14,502	237,108
*Cantaloupe, Inc.	5,423	35,683

13

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Capital BanCorp, Inc.	898	$18,355
Capital City Bank Group, Inc.	1,069	30,541
Capital One Financial Corp.	64,116	6,494,310
Capitol Federal Financial, Inc.	13,571	70,569
Carlyle Group, Inc. (The)	34,304	944,732
*Carter Bankshares, Inc.	2,870	32,316
Cass Information Systems, Inc.	1,636	61,857
Cathay General BanCorp	10,518	356,665
Cboe Global Markets, Inc.	17,376	2,847,753
Central Pacific Financial Corp.	4,331	68,343
Central Valley Community Bancorp	818	12,900
CF Bankshares, Inc.	36	549
Charles Schwab Corp. (The)	250,896	13,056,628
Chemung Financial Corp.	931	38,432
Chubb, Ltd.	67,513	14,489,640
Cincinnati Financial Corp.	25,688	2,560,323
Citigroup, Inc.	313,686	12,387,460
Citizens & Northern Corp.	491	8,887
Citizens Community BanCorp, Inc.	600	5,292
Citizens Financial Group, Inc.	77,050	1,805,281
#*Citizens, Inc.	4,015	12,005
#City Holding Co.	2,419	219,597
Civista Bancshares, Inc.	700	10,206
CME Group, Inc.	58,988	12,591,578
CNA Financial Corp.	4,268	172,427
CNB Financial Corp.	280	5,090
CNO Financial Group, Inc.	17,603	408,038
*Coastal Financial Corp.	1,516	56,350
#Codorus Valley BanCorp, Inc.	459	9,006
Cohen & Steers, Inc.	3,656	190,989
#*Coinbase Global, Inc., Class A	28,372	2,188,049
Columbia Banking System, Inc.	29,430	578,888
#*Columbia Financial, Inc.	4,380	70,518
Comerica, Inc.	19,985	787,409
Commerce Bancshares, Inc.	20,432	896,148
Community Bank System, Inc.	10,514	420,034
Community Trust BanCorp, Inc.	2,057	77,261
Community West Bancshares	743	9,369
ConnectOne BanCorp, Inc.	8,518	138,758
#*Consumer Portfolio Services, Inc.	1,025	9,481
Crawford & Co., Class A	3,717	34,011
Crawford & Co., Class B	1,800	14,706
#*Credit Acceptance Corp.	1,078	433,820
*CrossFirst Bankshares, Inc.	5,641	59,682
Cullen/Frost Bankers, Inc.	10,554	960,308
*Customers BanCorp, Inc.	6,381	256,580
#CVB Financial Corp.	20,411	318,820
Diamond Hill Investment Group, Inc.	388	60,955
Dime Community Bancshares, Inc.	4,801	88,290
Discover Financial Services	42,320	3,473,626
Donegal Group, Inc., Class A	1,374	19,401
*Donnelley Financial Solutions, Inc.	4,530	246,568
Eagle BanCorp, Inc.	5,386	104,919
East West Bancorp, Inc.	22,661	1,215,083
Eastern Bankshares, Inc.	22,852	251,601
*eHealth, Inc.	1,898	16,285
Employers Holdings, Inc.	5,100	193,800
Enact Holdings, Inc.	3,940	108,586

14

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Encore Capital Group, Inc.	5,600	$211,008
*Enova International, Inc.	6,037	240,756
*Enstar Group, Ltd.	1,986	470,622
Enterprise BanCorp, Inc.	472	12,418
Enterprise Financial Services Corp.	5,907	205,386
Equitable Holdings, Inc.	59,349	1,576,903
Equity Bancshares, Inc., Class A	1,400	33,880
#Erie Indemnity Co., Class A	4,117	1,137,074
Esquire Financial Holdings, Inc.	1,230	56,334
ESSA Bancorp, Inc.	707	11,772
Essent Group, Ltd.	16,895	798,120
*Euronet Worldwide, Inc.	8,136	625,170
Evercore, Inc.	6,535	850,726
Everest Group, Ltd.	7,105	2,810,880
EVERTEC, Inc.	10,756	341,826
#*EZCORP, Inc., Class A	6,646	54,497
#F&G Annuities & Life, Inc.	2,568	78,812
FactSet Research Systems, Inc.	6,186	2,671,672
Farmers National Banc Corp.	332	3,748
FB Financial Corp.	5,713	167,791
Federal Agricultural Mortgage Corp., Class C	2,001	297,269
Federated Hermes, Inc.	14,940	473,598
#Fidelity D&D Bancorp, Inc.	438	19,622
Fidelity National Financial, Inc.	42,518	1,662,029
Fidelity National Information Services, Inc.	98,838	4,853,934
Fifth Third Bancorp	111,856	2,652,106
Financial Institutions, Inc.	1,243	19,689
First American Financial Corp.	16,117	829,058
First BanCorp	27,359	365,243
First BanCorp, Inc. (The)	543	12,722
First Bancorp/Southern Pines NC	6,542	189,849
First Bancshares, Inc. (The)	4,028	97,558
First Bank	1,253	13,858
First Busey Corp.	8,006	158,999
First Business Financial Services, Inc.	1,132	34,752
First Capital, Inc.	430	10,320
First Citizens BancShares, Inc., Class A	1,756	2,424,579
First Commonwealth Financial Corp.	15,958	194,368
First Community Bankshares, Inc.	2,198	71,765
First Financial BanCorp	19,357	358,105
First Financial Bankshares, Inc.	22,456	540,067
First Financial Corp.	1,447	49,791
First Foundation, Inc.	5,074	23,036
First Hawaiian, Inc.	24,718	443,194
First Horizon Corp.	82,585	887,789
First Interstate BancSystem, Inc., Class A	13,673	315,436
First Merchants Corp.	11,112	303,469
First Mid Bancshares, Inc.	2,065	56,416
First National Corp.	116	2,192
First of Long Island Corp. (The)	1,802	19,353
First United Corp.	555	9,091
*First Western Financial, Inc.	478	6,391
FirstCash Holdings, Inc.	6,465	704,168
*Fiserv, Inc.	100,410	11,421,638
Five Star BanCorp	70	1,363
*FleetCor Technologies, Inc.	11,884	2,675,920
Flushing Financial Corp.	5,751	70,967
*Flywire Corp.	15,842	425,991

15

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
FNB Corp.	59,756	$638,792
FNCB Bancorp, Inc.	784	4,422
Franklin Financial Services Corp.	327	10,464
Franklin Resources, Inc.	51,124	1,165,116
FS BanCorp, Inc.	437	12,616
Fulton Financial Corp.	32,575	423,149
GCM Grosvenor, Inc., Class A	3,149	25,349
*Genworth Financial, Inc.	90,109	539,753
#German American BanCorp, Inc.	5,155	140,886
#Glacier BanCorp, Inc.	16,222	489,742
Global Payments, Inc.	43,082	4,576,170
Globe Life, Inc.	14,869	1,730,157
Goldman Sachs Group, Inc. (The)	54,714	16,611,718
*Goosehead Insurance, Inc., Class A	2,613	169,505
Great Southern BanCorp, Inc.	2,054	102,125
*Green Dot Corp., Class A	6,521	72,905
*Greenlight Capital Re, Ltd., Class A	6,000	66,900
Guaranty Bancshares, Inc.	371	10,585
Hamilton Lane, Inc., Class A	5,938	499,505
Hancock Whitney Corp.	13,776	474,308
Hanmi Financial Corp.	6,422	94,275
Hanover Insurance Group, Inc. (The)	5,943	696,579
HarborOne BanCorp, Inc.	5,028	49,476
Hartford Financial Services Group, Inc. (The)	50,910	3,739,339
HBT Financial, Inc.	1,294	23,292
#HCI Group, Inc.	1,104	65,103
Heartland Financial USA, Inc.	6,457	176,922
Heritage Commerce Corp.	9,251	75,673
Heritage Financial Corp.	7,240	117,795
Hilltop Holdings, Inc.	10,005	276,338
#Hingham Institution For Savings (The)	96	14,264
HMN Financial, Inc.	512	9,318
Home BanCorp, Inc.	460	15,764
Home BancShares, Inc.	33,034	675,545
Home Federal Bancorp, Inc. of Louisiana	531	6,526
HomeStreet, Inc.	2,186	10,558
HomeTrust Bancshares, Inc.	1,062	21,888
Hope BanCorp, Inc.	26,864	235,329
Horace Mann Educators Corp.	10,692	339,257
Horizon BanCorp, Inc.	7,926	75,218
Houlihan Lokey, Inc.	8,160	820,243
Huntington Bancshares, Inc.	237,708	2,293,882
*I3 Verticals, Inc., Class A	2,516	47,175
Independent Bank Corp.	3,273	65,296
Independent Bank Corp.	6,499	317,151
Independent Bank Group, Inc.	7,681	271,523
Interactive Brokers Group, Inc.	17,553	1,405,469
Intercontinental Exchange, Inc.	97,902	10,518,591
International Bancshares Corp.	10,293	451,142
*International Money Express, Inc.	6,536	104,315
Invesco, Ltd.	52,122	676,022
Investors Title Co.	100	14,381
Jack Henry & Associates, Inc.	12,013	1,693,713
#Jackson Financial, Inc., Class A	11,301	414,860
Janus Henderson Group PLC	19,272	444,605
Jefferies Financial Group, Inc.	29,071	935,505
JPMorgan Chase & Co.	485,876	67,565,917
Kearny Financial Corp.	9,199	63,841

16

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Kemper Corp.	9,195	$366,697
KeyCorp	155,151	1,585,643
Kinsale Capital Group, Inc.	3,517	1,174,361
KKR & Co., Inc.	102,968	5,704,427
Lakeland BanCorp, Inc.	7,029	79,287
Lakeland Financial Corp.	4,304	211,972
Landmark BanCorp, Inc.	430	7,177
Lazard, Ltd., Class A	995	27,631
#LCNB Corp.	1,014	14,186
*LendingClub Corp.	1,840	9,550
Lincoln National Corp.	29,822	649,225
Live Oak Bancshares, Inc.	4,981	143,702
Loews Corp.	31,990	2,047,680
LPL Financial Holdings, Inc.	12,308	2,763,392
Luther Burbank Corp.	891	7,253
M&T Bank Corp.	27,830	3,137,832
Macatawa Bank Corp.	886	8,089
Magyar Bancorp, Inc.	1,150	10,350
MainStreet Bancshares, Inc.	695	13,400
*Markel Group, Inc.	2,059	3,027,801
MarketAxess Holdings, Inc.	6,105	1,304,944
*Marqeta, Inc., Class A	66,054	341,499
Marsh & McLennan Cos., Inc.	82,212	15,591,506
Mastercard, Inc., Class A	142,710	53,708,909
*MBIA, Inc.	8,503	58,501
Mercantile Bank Corp.	2,221	73,160
Merchants BanCorp	2,301	68,777
Mercury General Corp.	3,974	122,717
MetLife, Inc.	102,047	6,123,840
Metrocity Bankshares, Inc.	1,275	25,551
MGIC Investment Corp.	46,215	778,261
Mid Penn BanCorp, Inc.	679	12,942
Middlefield Banc Corp.	318	8,109
Midland States BanCorp, Inc.	5,490	119,792
#Moelis & Co., Class A	10,795	449,504
Moody’s Corp.	27,398	8,438,584
Morgan Stanley	209,079	14,806,975
Morningstar, Inc.	4,213	1,066,900
*Mr. Cooper Group, Inc.	5,941	335,845
MSCI, Inc.	13,132	6,192,395
Nasdaq, Inc.	56,510	2,802,896
National Bank Holdings Corp., Class A	4,747	148,011
#National Bankshares, Inc.	365	8,577
National Western Life Group, Inc., Class A	450	215,505
Navient Corp.	20,567	327,221
NBT BanCorp, Inc.	7,112	238,039
*NCR Atleos Corp.	12,302	271,382
Nelnet, Inc., Class A	3,140	266,303
*NerdWallet, Inc., Class A	2,668	28,761
New York Community BanCorp, Inc.	131,224	1,244,004
*NI Holdings, Inc.	1,051	13,337
Nicolet Bankshares, Inc.	1,997	145,422
*NMI Holdings, Inc., Class A	12,147	332,220
Northeast Bank	1,054	50,318
Northern Trust Corp.	34,174	2,252,408
Northfield BanCorp, Inc.	7,857	67,570
Northrim BanCorp, Inc.	600	25,026
Northwest Bancshares, Inc.	20,931	218,101

17

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Norwood Financial Corp.	539	$13,804
#Oak Valley Bancorp	584	14,571
OceanFirst Financial Corp.	10,764	136,272
*Ocwen Financial Corp.	840	20,194
OFG BanCorp	9,423	279,109
Ohio Valley Banc Corp.	325	7,768
Old National Bancorp	44,221	605,828
Old Point Financial Corp.	440	6,851
Old Republic International Corp.	45,347	1,241,601
Old Second Bancorp, Inc.	6,399	86,770
OneMain Holdings, Inc.	18,037	648,069
OP Bancorp	923	7,799
*Open Lending Corp.	11,605	69,514
*Oportun Financial Corp.	1,667	9,752
Oppenheimer Holdings, Inc., Class A	765	26,829
Origin BanCorp, Inc.	4,290	126,941
Orrstown Financial Services, Inc.	913	19,273
*Oscar Health, Inc., Class A	18,514	94,792
Pacific Premier BanCorp, Inc.	12,118	230,242
*Palomar Holdings, Inc.	3,963	198,467
Park National Corp.	2,189	221,943
Parke BanCorp, Inc.	757	12,748
Pathward Financial, Inc.	6,022	272,736
*Patriot National BanCorp, Inc.	1,540	9,148
*Payoneer Global, Inc.	37,080	214,693
*PayPal Holdings, Inc.	171,830	8,900,794
*Paysafe, Ltd.	3,097	30,103
PCB Bancorp	1,365	20,994
Peapack-Gladstone Financial Corp.	4,261	99,580
Penns Woods Bancorp, Inc.	878	18,508
PennyMac Financial Services, Inc.	5,910	397,152
Peoples BanCorp of North Carolina, Inc.	417	9,383
Peoples BanCorp, Inc.	5,819	160,488
Peoples Financial Services Corp.	303	11,881
Perella Weinberg Partners	3,469	34,031
Pinnacle Financial Partners, Inc.	11,909	742,645
*Pioneer Bancorp, Inc.	300	2,460
Piper Sandler Cos.	2,783	389,203
PJT Partners, Inc., Class A	2,899	227,166
PNC Financial Services Group, Inc. (The)	65,706	7,521,366
Popular, Inc.	11,800	767,472
*PRA Group, Inc.	5,822	71,669
Preferred Bank	3,633	216,418
Premier Financial Corp.	4,960	86,056
Primerica, Inc.	6,122	1,170,282
Princeton BanCorp, Inc.	428	12,840
Principal Financial Group, Inc.	40,138	2,716,540
ProAssurance Corp.	7,849	133,433
*PROG Holdings, Inc.	7,970	218,298
Progressive Corp. (The)	96,525	15,259,637
Prosperity Bancshares, Inc.	15,234	830,862
Provident Financial Services, Inc.	11,053	155,295
Prudential Financial, Inc.	60,739	5,553,974
QCR Holdings, Inc.	3,448	163,608
Radian Group, Inc.	25,564	647,792
Raymond James Financial, Inc.	32,859	3,136,063
Red River Bancshares, Inc.	50	2,324
Regional Management Corp.	401	9,969

18

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Regions Financial Corp.	155,512	$2,259,589
Reinsurance Group of America, Inc.	11,114	1,661,210
*Remitly Global, Inc.	21,555	580,476
RenaissanceRe Holdings, Ltd.	8,192	1,798,881
Renasant Corp.	10,902	265,900
*Repay Holdings Corp.	10,809	64,746
Republic BanCorp, Inc., Class A	1,039	45,913
Richmond Mutual BanCorp, Inc.	1,806	17,717
Riverview BanCorp, Inc.	1,516	8,111
RLI Corp.	6,839	911,228
#*Robinhood Markets, Inc., Class A	75,277	688,032
#*Rocket Cos., Inc., Class A	23,963	177,087
S&P Global, Inc.	53,023	18,521,464
S&T BanCorp, Inc.	7,666	197,476
Safety Insurance Group, Inc.	2,935	220,624
Sandy Spring BanCorp, Inc.	6,345	129,755
SB Financial Group, Inc.	732	10,226
Seacoast Banking Corp. of Florida	11,174	225,827
SEI Investments Co.	18,553	995,554
Selective Insurance Group, Inc.	9,783	1,018,508
ServisFirst Bancshares, Inc.	8,058	380,015
#*Shift4 Payments, Inc., Class A	7,565	336,794
Shore Bancshares, Inc.	3,433	35,223
Sierra BanCorp	240	4,224
Silvercrest Asset Management Group, Inc., Class A	745	13,224
Simmons First National Corp., Class A	37,124	527,532
*SiriusPoint, Ltd.	11,661	114,861
SLM Corp.	46,192	600,496
SmartFinancial, Inc.	481	10,029
#*SoFi Technologies, Inc.	142,575	1,076,441
South Plains Financial, Inc.	1,720	46,130
Southern Missouri BanCorp, Inc.	682	27,587
Southside Bancshares, Inc.	6,505	173,684
SouthState Corp.	11,653	770,263
State Street Corp.	55,166	3,565,379
Stellar Bancorp, Inc.	5,935	129,027
StepStone Group, Inc., Class A	9,068	256,624
Stewart Information Services Corp.	4,192	183,065
Stifel Financial Corp.	16,490	939,930
Stock Yards Bancorp, Inc.	4,411	172,514
*StoneX Group, Inc.	2,923	278,620
Summit Financial Group, Inc.	823	17,694
Synchrony Financial	72,236	2,026,220
Synovus Financial Corp.	23,585	614,861
T Rowe Price Group, Inc.	37,351	3,380,266
*Texas Capital Bancshares, Inc.	6,615	364,222
TFS Financial Corp.	9,949	117,995
Timberland BanCorp, Inc.	423	11,924
Tiptree, Inc.	2,128	32,154
#*Toast, Inc., Class A	58,669	938,117
Tompkins Financial Corp.	1,681	84,184
Towne Bank/Portsmouth VA	9,652	231,069
Tradeweb Markets, Inc., Class A	17,403	1,566,444
Travelers Cos., Inc. (The)	38,746	6,487,630
TriCo Bancshares	5,160	166,926
*Triumph Financial, Inc.	4,472	278,382
Truist Financial Corp.	220,650	6,257,634
TrustCo Bank Corp.	2,415	61,655

19

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Trustmark Corp.	9,031	$181,613
UMB Financial Corp.	7,024	440,545
United Bancorp, Inc.	803	8,102
United Bankshares, Inc.	19,905	566,098
United Community Banks, Inc.	16,957	374,580
United Fire Group, Inc.	2,757	55,526
United Security Bancshares/Fresno CA	1,875	14,569
Unity BanCorp, Inc.	963	23,170
Universal Insurance Holdings, Inc.	3,400	53,244
Univest Financial Corp.	3,846	64,074
Unum Group	31,955	1,562,600
#*Upstart Holdings, Inc.	3,236	77,761
US BanCorp	256,485	8,176,742
#UWM Holdings Corp.	10,465	50,755
#Valley National BanCorp	63,456	493,688
Value Line, Inc.	135	5,528
*Velocity Financial, Inc.	1,401	16,182
Veritex Holdings, Inc.	9,496	163,521
Victory Capital Holdings, Inc., Class A	3,304	97,336
Virginia National Bankshares Corp.	418	12,845
Virtu Financial, Inc., Class A	12,640	233,714
Virtus Investment Partners, Inc.	1,443	265,844
#Visa, Inc., Class A	271,025	63,717,977
Voya Financial, Inc.	19,309	1,289,262
W. R. Berkley Corp.	32,790	2,210,702
WaFd, Inc.	11,127	274,614
Walker & Dunlop, Inc.	4,948	320,630
Washington Trust BanCorp, Inc.	3,566	82,696
Waterstone Financial, Inc.	1,767	19,084
Webster Financial Corp.	27,451	1,042,314
Wells Fargo & Co.	604,133	24,026,369
WesBanco, Inc.	18,777	457,971
West BanCorp, Inc.	2,033	33,402
Westamerica BanCorp	4,167	196,849
Western Alliance Bancorp	17,049	700,714
Western New England Bancorp, Inc.	14,300	102,531
Western Union Co. (The)	59,210	668,481
*WEX, Inc.	6,934	1,154,372
White Mountains Insurance Group, Ltd.	483	691,052
Willis Towers Watson PLC	17,127	4,040,088
Wintrust Financial Corp.	10,034	749,439
#WisdomTree, Inc.	16,276	100,911
*World Acceptance Corp.	382	37,673
WSFS Financial Corp.	9,052	320,441
Zions BanCorp NA	24,263	748,514

TOTAL FINANCIALS		882,927,957

HEALTH CARE — (12.6%)
*10X Genomics, Inc., Class A	13,702	483,407
*4D Molecular Therapeutics, Inc.	1,531	16,443
Abbott Laboratories	291,629	27,573,522
AbbVie, Inc.	294,259	41,543,486
*Acadia Healthcare Co., Inc.	15,356	1,128,820
*Aclaris Therapeutics, Inc.	3,740	18,625
*AdaptHealth Corp.	11,778	86,333
*Adaptive Biotechnologies Corp.	1,954	8,676
*Addus HomeCare Corp.	3,636	286,880
*ADMA Biologics, Inc.	51,766	174,969
#*Agenus, Inc.	4,107	3,286

20

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Agilent Technologies, Inc.	49,355	$5,101,826
#*agilon health, Inc.	47,511	855,198
*Agios Pharmaceuticals, Inc.	8,812	185,140
*Akero Therapeutics, Inc.	3,700	44,104
#*Aldeyra Therapeutics, Inc.	5,677	9,708
*Alector, Inc.	5,998	31,190
*Align Technology, Inc.	12,171	2,246,645
*Alkermes PLC	23,604	570,981
#*Allogene Therapeutics, Inc.	9,208	25,967
*Alnylam Pharmaceuticals, Inc.	20,797	3,156,985
*Alpine Immune Sciences, Inc.	600	6,144
*Amedisys, Inc.	5,239	479,316
*American Well Corp., Class A	16,476	19,277
Amgen, Inc.	88,686	22,677,010
*AMN Healthcare Services, Inc.	6,240	473,366
*Amneal Pharmaceuticals, Inc.	12,225	47,311
*Amphastar Pharmaceuticals, Inc.	7,009	317,297
#*AnaptysBio, Inc.	1,463	23,862
#*Anavex Life Sciences Corp.	15,426	86,077
*AngioDynamics, Inc.	1,352	8,382
*ANI Pharmaceuticals, Inc.	3,037	187,504
*Anika Therapeutics, Inc.	1,888	36,816
*Apollo Medical Holdings, Inc.	8,535	266,377
*Arcturus Therapeutics Holdings, Inc.	3,224	61,578
*Arcus Biosciences, Inc.	9,674	151,979
*Arrowhead Pharmaceuticals, Inc.	10,229	251,531
*Artivion, Inc.	4,872	62,069
*Arvinas, Inc.	3,455	55,695
*Atea Pharmaceuticals, Inc.	722	2,346
*AtriCure, Inc.	7,972	276,150
Atrion Corp.	200	68,396
*Avanos Medical, Inc.	7,083	130,044
*Avantor, Inc.	110,128	1,919,531
*Avita Medical, Inc.	1,658	15,436
*Axonics, Inc.	8,684	444,708
*Azenta, Inc.	10,799	490,815
Baxter International, Inc.	82,165	2,664,611
#*Beam Therapeutics, Inc.	5,721	120,942
Becton Dickinson & Co.	48,288	12,206,241
*Biogen, Inc.	24,198	5,747,993
#*Biohaven, Ltd.	1,359	36,027
*BioLife Solutions, Inc.	1,492	15,069
*BioMarin Pharmaceutical, Inc.	31,311	2,550,281
*Bio-Rad Laboratories, Inc., Class A	3,390	933,199
Bio-Techne Corp.	24,122	1,317,785
#*Bluebird Bio, Inc.	10,709	31,592
#*Blueprint Medicines Corp.	6,428	378,352
*Boston Scientific Corp.	242,040	12,390,028
Bristol-Myers Squibb Co.	341,583	17,601,772
#*Brookdale Senior Living, Inc.	24,141	94,391
Bruker Corp.	17,654	1,006,278
Cardinal Health, Inc.	41,451	3,772,041
#*CareDx, Inc.	10,104	54,663
#*Caribou Biosciences, Inc.	8,687	31,534
*Castle Biosciences, Inc.	3,309	51,687
#*Catalent, Inc.	28,795	990,260
*Catalyst Pharmaceuticals, Inc.	15,924	197,617
#*Celldex Therapeutics, Inc.	5,893	138,603

21

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#Cencora, Inc.	28,887	$5,348,428
*Centene Corp.	90,710	6,257,176
*Certara, Inc.	23,894	291,268
*Charles River Laboratories International, Inc.	8,385	1,411,699
Chemed Corp.	2,579	1,451,074
Cigna Group (The)	49,122	15,188,522
*Cogent Biosciences, Inc.	9,451	77,120
*Collegium Pharmaceutical, Inc.	5,046	109,801
CONMED Corp.	4,749	462,838
Cooper Cos, Inc. (The)	8,028	2,502,729
*Corcept Therapeutics, Inc.	14,339	402,639
*CorVel Corp.	1,799	348,898
*Crinetics Pharmaceuticals, Inc.	5,847	171,259
*Cross Country Healthcare, Inc.	6,304	146,001
*CryoPort, Inc.	6,093	59,102
*Cullinan Oncology, Inc.	2,227	20,778
CVS Health Corp.	213,515	14,734,670
*Cymabay Therapeutics, Inc.	9,801	160,540
*Cytek Biosciences, Inc.	868	3,654
Danaher Corp.	116,365	22,344,407
*DaVita, Inc.	12,211	943,056
*Day One Biopharmaceuticals, Inc.	5,395	63,823
*Deciphera Pharmaceuticals, Inc.	7,649	91,711
#*Definitive Healthcare Corp.	8,534	49,156
*Denali Therapeutics, Inc.	20,467	385,394
DENTSPLY SIRONA, Inc.	37,387	1,136,939
*Dexcom, Inc.	61,867	5,495,646
#*Doximity, Inc., Class A	12,322	251,738
*Dynavax Technologies Corp.	26,038	370,000
*Dyne Therapeutics, Inc.	1,906	13,437
*Edgewise Therapeutics, Inc.	4,800	30,720
#*Editas Medicine, Inc.	14,447	96,506
*Edwards Lifesciences Corp.	100,429	6,399,336
*Elanco Animal Health, Inc.	71,567	630,505
*Electromed, Inc.	1,107	11,657
Elevance Health, Inc.	39,334	17,703,840
Eli Lilly & Co.	136,571	75,650,774
#Embecta Corp.	7,908	119,569
Encompass Health Corp.	16,249	1,016,537
*Enhabit, Inc.	7,217	53,189
#*Enliven Therapeutics, Inc.	1,470	18,213
*Enovis Corp.	8,410	386,019
Ensign Group, Inc. (The)	9,194	888,140
*Envista Holdings Corp.	39,707	923,982
*Enzo Biochem, Inc.	805	1,079
*EQRx, Inc.	32,314	70,444
*Erasca, Inc.	7,370	17,025
*Evolent Health, Inc., Class A	10,829	264,552
*Evolus, Inc.	3,062	23,271
*Exact Sciences Corp.	30,476	1,877,017
*Exelixis, Inc.	47,600	980,084
*FONAR Corp.	687	9,309
*Fortrea Holdings, Inc.	13,626	386,978
*Fulcrum Therapeutics, Inc.	760	2,766
*Fulgent Genetics, Inc.	374	8,954
GE HealthCare Technologies, Inc.	66,718	4,441,417
Gilead Sciences, Inc.	201,073	15,792,273
*Glaukos Corp.	8,544	582,701

22

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Globus Medical, Inc.	19,152	$875,438
*GoodRx Holdings, Inc., Class A	3,848	18,971
*Haemonetics Corp.	8,875	756,416
*Halozyme Therapeutics, Inc.	20,675	700,262
*Harmony Biosciences Holdings, Inc.	8,580	201,973
#*Harrow, Inc.	2,216	31,766
*Harvard Bioscience, Inc.	4,139	18,170
HCA Healthcare, Inc.	37,626	8,508,744
*Health Catalyst, Inc.	7,403	55,448
*HealthEquity, Inc.	13,414	961,516
HealthStream, Inc.	3,164	80,366
*Henry Schein, Inc.	21,163	1,375,172
*Hims & Hers Health, Inc.	18,378	109,900
*Hologic, Inc.	40,355	2,670,290
Humana, Inc.	20,324	10,643,476
*Icosavax, Inc.	2,535	15,590
*ICU Medical, Inc.	2,086	204,553
*Ideaya Biosciences, Inc.	8,497	230,863
*IDEXX Laboratories, Inc.	13,929	5,564,218
*Illumina, Inc.	5,807	635,402
*ImmunoGen, Inc.	18,158	269,828
*Immunovant, Inc.	19,352	639,584
*Inari Medical, Inc.	8,006	486,044
*Incyte Corp.	31,221	1,683,749
*InfuSystem Holdings, Inc.	2,425	23,231
*Innoviva, Inc.	8,407	104,331
*Insmed, Inc.	219	5,488
*Inspire Medical Systems, Inc.	4,364	642,206
*Insulet Corp.	9,176	1,216,462
*Integer Holdings Corp.	6,222	505,040
*Integra LifeSciences Holdings Corp.	11,978	430,729
*Intellia Therapeutics, Inc.	12,865	322,268
*Intra-Cellular Therapies, Inc.	520	25,875
*Intuitive Surgical, Inc.	58,589	15,363,208
*Ionis Pharmaceuticals, Inc.	17,554	777,116
*Iovance Biotherapeutics, Inc.	39,247	149,924
*IQVIA Holdings, Inc.	30,803	5,570,106
iRadimed Corp.	580	23,629
*iRhythm Technologies, Inc.	350	27,482
*Ironwood Pharmaceuticals, Inc.	21,766	195,241
*iTeos Therapeutics, Inc.	1,901	19,124
*Jazz Pharmaceuticals PLC	10,121	1,285,569
Johnson & Johnson	397,858	59,018,266
*KalVista Pharmaceuticals, Inc.	1,111	9,432
*Karuna Therapeutics, Inc.	1,681	280,071
*Keros Therapeutics, Inc.	2,697	76,972
*Kewaunee Scientific Corp.	684	12,175
*KORU Medical Systems, Inc.	4,099	9,305
*Krystal Biotech, Inc.	3,748	438,029
*Kura Oncology, Inc.	7,052	59,589
Laboratory Corp. of America Holdings	14,344	2,864,927
*Lantheus Holdings, Inc.	10,994	710,212
LeMaitre Vascular, Inc.	3,436	166,921
*LENSAR, Inc.	1,109	2,384
#*LifeStance Health Group, Inc.	589	3,434
*Ligand Pharmaceuticals, Inc.	2,911	152,216
#*LivaNova PLC	7,672	376,312
*MacroGenics, Inc.	4,465	23,307

23

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Maravai LifeSciences Holdings, Inc., Class A	14,662	$100,581
#*Masimo Corp.	7,697	624,458
McKesson Corp.	23,783	10,829,827
*Medpace Holdings, Inc.	3,925	952,480
Medtronic PLC	222,250	15,681,960
Merck & Co., Inc.	425,641	43,713,331
*Merit Medical Systems, Inc.	9,241	635,226
Mesa Laboratories, Inc.	786	73,750
*Mettler-Toledo International, Inc.	3,601	3,547,705
*Mirati Therapeutics, Inc.	5,963	331,125
*Moderna, Inc.	19,821	1,505,603
*ModivCare, Inc.	1,763	74,469
*Molina Healthcare, Inc.	9,629	3,205,976
*Morphic Holding, Inc.	3,884	77,486
*Myriad Genetics, Inc.	15,541	242,129
*Natera, Inc.	4,309	170,076
National HealthCare Corp.	3,849	259,269
National Research Corp.	2,478	104,720
*Neogen Corp.	31,869	474,529
*NeoGenomics, Inc.	18,463	258,851
*Neurocrine Biosciences, Inc.	15,974	1,772,156
*Nevro Corp.	3,792	54,719
#*NextGen Healthcare, Inc.	9,993	239,033
*Nuvalent, Inc., Class A	2,251	117,255
*Ocular Therapeutix, Inc.	11,110	31,663
#*Ocuphire Pharma, Inc.	4,076	11,617
*Olema Pharmaceuticals, Inc.	2,829	37,597
#*OMNIAB Operations, Inc. - Earnout Shares	14,264	64,901
*Omnicell, Inc.	6,602	234,635
#*OPKO Health, Inc.	53,846	67,307
*Option Care Health, Inc.	28,727	796,600
*OraSure Technologies, Inc.	8,712	44,954
*Organogenesis Holdings, Inc.	4,908	10,994
Organon & Co.	40,344	596,688
*Orthofix Medical, Inc.	3,342	36,896
*Owens & Minor, Inc.	11,355	162,717
#*Pacific Biosciences of California, Inc.	33,723	208,408
*Pacira BioSciences, Inc.	2,579	72,883
*Paragon 28, Inc.	2,105	18,166
Patterson Cos., Inc.	13,678	416,632
*<»PDL BioPharma, Inc.	14,616	27,332
*Pediatrix Medical Group, Inc.	21,882	250,768
*Pennant Group, Inc. (The)	3,134	34,067
*Penumbra, Inc.	5,802	1,109,052
Perrigo Co. PLC	41,376	1,143,633
*PetIQ, Inc.	5,170	97,041
Pfizer, Inc.	949,360	29,012,442
Phibro Animal Health Corp., Class A	2,259	24,668
*Phreesia, Inc.	4,570	62,426
#*Pliant Therapeutics, Inc.	3,340	48,998
*PMV Pharmaceuticals, Inc.	2,834	4,279
Premier, Inc., Class A	33,033	634,894
*Prestige Consumer Healthcare, Inc.	8,389	497,971
#*Privia Health Group, Inc.	9,550	200,741
*Pro-Dex, Inc.	344	6,027
*Progyny, Inc.	12,364	381,553
*Protagonist Therapeutics, Inc.	5,732	83,343
*Prothena Corp. PLC	5,715	208,369

24

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Pulmonx Corp.	2,441	$21,456
*Quanterix Corp.	5,016	108,948
Quest Diagnostics, Inc.	18,553	2,413,745
*QuidelOrtho Corp.	7,361	449,610
*R1 RCM, Inc.	24,756	291,873
*RadNet, Inc.	8,847	238,515
#*RAPT Therapeutics, Inc.	4,152	54,599
#*Recursion Pharmaceuticals, Inc., Class A	24,352	128,579
*Regeneron Pharmaceuticals, Inc.	17,734	13,830,569
*REGENXBIO, Inc.	7,318	94,329
#*Relay Therapeutics, Inc.	10,770	71,082
*Repligen Corp.	8,389	1,128,824
*Replimune Group, Inc.	5,711	83,209
ResMed, Inc.	22,549	3,184,370
*REVOLUTION Medicines, Inc.	10,812	214,078
Revvity, Inc.	19,383	1,605,882
*Rocket Pharmaceuticals, Inc.	6,512	117,867
#*Sana Biotechnology, Inc.	2,676	7,921
#*Sarepta Therapeutics, Inc.	12,883	867,155
*Scholar Rock Holding Corp.	8,881	104,441
#*Schrodinger, Inc.	9,420	204,414
#*Seagen, Inc.	20,783	4,422,830
Select Medical Holdings Corp.	16,456	374,045
*Semler Scientific, Inc.	104	3,034
*Shockwave Medical, Inc.	5,931	1,223,328
*SI-BONE, Inc.	5,339	90,816
#SIGA Technologies, Inc.	2,758	14,066
#Simulations Plus, Inc.	1,983	69,940
*SomaLogic, Inc.	18,574	41,420
#*Sotera Health Co.	12,758	161,516
*SpringWorks Therapeutics, Inc.	4,525	103,622
*STAAR Surgical Co.	5,994	250,669
STERIS PLC	16,416	3,447,032
Stryker Corp.	56,591	15,292,020
*Supernus Pharmaceuticals, Inc.	4,446	106,037
*Surgery Partners, Inc.	6,444	149,050
*Surmodics, Inc.	1,400	41,244
*Sutro Biopharma, Inc.	2,232	6,138
*Syndax Pharmaceuticals, Inc.	5,114	72,005
*Tactile Systems Technology, Inc.	2,025	22,113
*Tandem Diabetes Care, Inc.	6,973	120,633
#*Tango Therapeutics, Inc.	3,036	25,502
*Taro Pharmaceutical Industries, Ltd.	461	15,656
#*Tarsus Pharmaceuticals, Inc.	1,473	20,975
#*Teladoc Health, Inc.	704	11,644
Teleflex, Inc.	7,865	1,453,059
*Tenet Healthcare Corp.	15,150	813,555
#*Theravance Biopharma, Inc.	3,843	36,278
Thermo Fisher Scientific, Inc.	64,831	28,834,884
*Travere Therapeutics, Inc.	2,692	17,444
*Treace Medical Concepts, Inc.	1,292	12,959
#*Twist Bioscience Corp.	8,591	135,394
*UFP Technologies, Inc.	1,102	171,824
*Ultragenyx Pharmaceutical, Inc.	4,392	155,477
*United Therapeutics Corp.	7,684	1,712,456
UnitedHealth Group, Inc.	155,230	83,134,979
Universal Health Services, Inc., Class B	11,139	1,402,289
US Physical Therapy, Inc.	2,232	187,733

25

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Utah Medical Products, Inc.	276	$21,947
*Vanda Pharmaceuticals, Inc.	5,437	23,814
*Varex Imaging Corp.	5,816	104,979
*Vaxcyte, Inc.	3,610	173,641
*Veeva Systems, Inc., Class A	24,371	4,696,535
*Ventyx Biosciences, Inc.	1,467	21,154
*Veracyte, Inc.	10,990	227,713
*Veradigm, Inc.	17,777	234,479
*Vericel Corp.	6,390	224,800
*Vertex Pharmaceuticals, Inc.	42,923	15,542,848
Viatris, Inc.	199,852	1,778,683
#*Viking Therapeutics, Inc.	11,880	116,543
*Voyager Therapeutics, Inc.	3,965	26,050
*Waters Corp.	9,526	2,272,237
West Pharmaceutical Services, Inc.	12,169	3,873,271
*Xencor, Inc.	5,641	97,871
*Xenon Pharmaceuticals, Inc.	8,537	264,647
*Y-mAbs Therapeutics, Inc.	1,449	7,738
*Zentalis Pharmaceuticals, Inc.	7,132	116,679
Zimmer Biomet Holdings, Inc.	34,569	3,609,349
*Zimvie, Inc.	2,831	19,987
Zoetis, Inc.	73,732	11,575,924
*Zymeworks, Inc.	9,207	64,633

TOTAL HEALTH CARE		846,908,484

INDUSTRIALS — (9.6%)
*3D Systems Corp.	19,119	71,314
3M Co.	76,460	6,954,037
A. O. Smith Corp.	20,378	1,421,569
AAON, Inc.	10,918	594,813
*AAR Corp.	5,739	340,667
ABM Industries, Inc.	11,515	453,000
ACCO Brands Corp.	13,550	68,563
Acme United Corp.	400	13,400
#Acuity Brands, Inc.	4,940	800,132
*ACV Auctions, Inc., Class A	24,504	326,638
Advanced Drainage Systems, Inc.	11,844	1,265,294
AECOM	21,856	1,673,077
*AeroVironment, Inc.	4,224	484,324
*AerSale Corp.	3,093	47,292
AGCO Corp.	10,176	1,166,780
Air Lease Corp.	20,877	722,970
*Air Transport Services Group, Inc.	8,728	170,807
Alamo Group, Inc.	1,878	301,043
*Alaska Air Group, Inc.	13,780	435,861
Albany International Corp.	5,663	462,157
*Alight, Inc., Class A	47,506	315,440
Allegiant Travel Co.	2,855	190,200
Allegion PLC	14,329	1,409,400
Allient, Inc.	2,391	65,992
Allison Transmission Holdings, Inc.	15,248	768,804
Alta Equipment Group, Inc.	3,184	29,261
#*Ameresco, Inc., Class A	4,988	130,436
#*American Airlines Group, Inc.	97,440	1,086,456
*American Superconductor Corp.	4,197	26,294
*American Woodmark Corp.	2,804	188,513
AMETEK, Inc.	38,600	5,433,722
*API Group Corp.	26,311	680,666
Apogee Enterprises, Inc.	3,228	138,546

26

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Applied Industrial Technologies, Inc.	6,217	$954,372
ArcBest Corp.	3,777	411,240
#*Archer Aviation, Inc., Class A	25,913	123,087
Arcosa, Inc.	7,843	541,716
Argan, Inc.	2,647	121,074
Aris Water Solutions, Inc., Class A	2,441	20,382
Armstrong World Industries, Inc.	7,140	541,855
#*Array Technologies, Inc.	24,345	421,899
*ASGN, Inc.	8,847	738,371
Astec Industries, Inc.	3,386	135,575
*Astronics Corp.	3,343	51,248
*Astronics Corp., Class B	636	9,222
*Asure Software, Inc.	3,230	27,326
*Atkore, Inc.	6,409	796,510
Automatic Data Processing, Inc.	69,141	15,087,949
*Avis Budget Group, Inc.	6,526	1,062,433
*Axon Enterprise, Inc.	11,732	2,399,077
*AZEK Co., Inc. (The)	20,361	533,458
AZZ, Inc.	3,939	186,197
*Babcock & Wilcox Enterprises, Inc.	4,576	12,035
Barnes Group, Inc.	7,646	158,960
Barrett Business Services, Inc.	909	83,137
*Beacon Roofing Supply, Inc.	8,682	617,898
*BlueLinx Holdings, Inc.	1,272	90,452
*Boeing Co. (The)	96,182	17,968,721
Boise Cascade Co.	6,317	592,219
Booz Allen Hamilton Holding Corp.	21,514	2,580,174
#*Bowman Consulting Group, Ltd.	698	18,546
Brady Corp., Class A	8,960	461,082
*BrightView Holdings, Inc.	5,322	35,870
Brink’s Co. (The)	7,248	484,601
Broadridge Financial Solutions, Inc.	19,278	3,289,598
*Builders FirstSource, Inc.	24,828	2,694,335
BWX Technologies, Inc.	15,622	1,160,402
*CACI International, Inc., Class A	3,772	1,224,995
Cadre Holdings, Inc.	2,186	61,317
Carlisle Cos., Inc.	8,153	2,071,596
Carrier Global Corp.	139,755	6,660,723
*Casella Waste Systems, Inc.	8,662	653,548
Caterpillar, Inc.	87,657	19,814,865
*CBIZ, Inc.	7,413	385,179
*CECO Environmental Corp.	3,198	51,744
#*Ceridian HCM Holding, Inc.	25,094	1,606,267
CH Robinson Worldwide, Inc.	19,940	1,631,690
#*Chart Industries, Inc.	6,594	766,421
*Cimpress PLC	3,502	208,964
Cintas Corp.	15,089	7,651,934
Civeo Corp.	1,254	25,080
#*Clarivate PLC	48,842	311,612
*Clean Harbors, Inc.	8,303	1,275,922
Columbus McKinnon Corp.	4,346	132,857
Comfort Systems USA, Inc.	5,701	1,036,727
*Commercial Vehicle Group, Inc.	5,721	39,875
Concentrix Corp.	8,401	640,240
*Concrete Pumping Holdings, Inc.	2,000	14,060
*Conduent, Inc.	22,109	70,528
*Construction Partners, Inc., Class A	7,063	271,572
Copa Holdings SA, Class A	4,841	395,268

27

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Copart, Inc.	143,076	$6,226,667
*Core & Main, Inc., Class A	16,549	497,794
#Costamare, Inc.	5,431	49,042
Covenant Logistics Group, Inc.	843	33,286
CRA International, Inc.	1,072	104,102
Crane Co.	7,642	743,796
CSG Systems International, Inc.	4,892	229,239
CSW Industrials, Inc.	2,860	506,964
CSX Corp.	331,362	9,891,156
Cummins, Inc.	23,479	5,078,508
Curtiss-Wright Corp.	6,271	1,246,737
*Custom Truck One Source, Inc.	7,614	43,933
*Daseke, Inc.	4,654	20,664
Deere & Co.	46,049	16,824,463
Delta Air Lines, Inc.	105,863	3,308,219
Deluxe Corp.	6,442	109,836
*Distribution Solutions Group, Inc.	1,432	43,175
Donaldson Co., Inc.	21,069	1,214,839
Douglas Dynamics, Inc.	3,141	76,263
Dover Corp.	23,010	2,990,149
*Ducommun, Inc.	2,100	100,464
Dun & Bradstreet Holdings, Inc.	41,773	365,931
*DXP Enterprises, Inc.	1,945	63,407
*Dycom Industries, Inc.	4,906	417,893
#Eagle Bulk Shipping, Inc.	1,204	49,123
Eastern Co. (The)	600	9,750
Eaton Corp. PLC	66,172	13,757,820
EMCOR Group, Inc.	8,314	1,718,088
Emerson Electric Co.	94,439	8,402,238
#Encore Wire Corp.	3,195	571,362
*Energy Recovery, Inc.	9,615	146,148
Enerpac Tool Group Corp.	12,632	357,486
EnerSys	7,068	604,879
Eneti, Inc.	2,167	21,995
Ennis, Inc.	5,116	109,278
EnPro Industries, Inc.	3,646	404,925
*Enviri Corp.	10,986	63,060
Equifax, Inc.	20,375	3,454,989
Esab Corp.	9,864	624,391
ESCO Technologies, Inc.	4,331	421,060
Espey Mfg. & Electronics Corp.	1,100	17,556
*ExlService Holdings, Inc.	27,238	711,184
Expeditors International of Washington, Inc.	24,966	2,727,535
Exponent, Inc.	8,084	592,476
Fastenal Co.	95,965	5,598,598
Federal Signal Corp.	11,043	640,936
FedEx Corp.	39,250	9,423,925
Ferguson PLC	34,159	5,130,682
First Advantage Corp.	5,210	67,782
Flowserve Corp.	20,771	762,711
*Fluor Corp.	24,373	811,377
*Forrester Research, Inc.	1,137	26,378
Fortive Corp.	58,027	3,788,003
Fortune Brands Innovations, Inc.	20,385	1,137,483
Forward Air Corp.	4,083	262,986
*Franklin Covey Co.	1,500	59,115
Franklin Electric Co., Inc.	6,373	552,667
FTAI Infrastructure, Inc.	9,255	28,320

28

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*FTI Consulting, Inc.	5,715	$1,213,066
*Gates Industrial Corp. PLC	17,830	194,704
GATX Corp.	6,212	649,651
Genco Shipping & Trading, Ltd.	6,316	83,182
*Gencor Industries, Inc.	600	8,520
*Generac Holdings, Inc.	10,556	887,443
General Dynamics Corp.	37,765	9,113,072
General Electric Co.	181,455	19,711,457
Genpact, Ltd.	28,781	965,315
*Gibraltar Industries, Inc.	4,800	292,128
Global Industrial Co.	2,236	71,440
*GMS, Inc.	6,035	352,927
Gorman-Rupp Co. (The)	3,015	89,093
Graco, Inc.	28,027	2,083,807
GrafTech International, Ltd.	33,159	114,399
*Graham Corp.	11,500	179,285
Granite Construction, Inc.	9,206	372,659
*Great Lakes Dredge & Dock Corp.	9,085	69,046
Greenbrier Cos., Inc. (The)	5,029	173,953
Griffon Corp.	4,765	190,314
*GXO Logistics, Inc.	19,836	1,001,916
H&E Equipment Services, Inc.	4,505	183,444
#*Hawaiian Holdings, Inc.	7,954	33,486
*Hayward Holdings, Inc.	25,243	265,051
Healthcare Services Group, Inc.	994	9,443
Heartland Express, Inc.	6,974	81,317
HEICO Corp.	7,311	1,158,135
HEICO Corp., Class A	12,683	1,612,390
Heidrick & Struggles International, Inc.	2,706	65,864
Helios Technologies, Inc.	5,212	269,565
Herc Holdings, Inc.	4,434	473,507
*Hertz Global Holdings, Inc.	11,348	95,664
Hexcel Corp.	14,183	878,211
Hillenbrand, Inc.	10,840	412,245
*Hillman Solutions Corp.	31,561	207,040
*HireRight Holdings Corp.	886	8,160
HNI Corp.	6,775	235,025
Honeywell International, Inc.	111,461	20,426,343
Howmet Aerospace, Inc.	63,122	2,783,680
*Hub Group, Inc., Class A	4,952	340,450
Hubbell, Inc.	8,742	2,361,214
*Hudson Technologies, Inc.	6,969	89,761
Huntington Ingalls Industries, Inc.	6,498	1,428,390
Hurco Cos., Inc.	883	17,660
*Huron Consulting Group, Inc.	3,533	351,039
Hyster-Yale Materials Handling, Inc.	1,066	42,651
*IBEX Holdings, Ltd.	105	1,714
ICF International, Inc.	2,783	352,690
IDEX Corp.	12,436	2,380,375
*IES Holdings, Inc.	1,058	65,839
Illinois Tool Works, Inc.	49,981	11,201,742
Ingersoll Rand, Inc.	67,670	4,106,216
Innovative Solutions and Support, Inc.	1,906	13,895
Insperity, Inc.	5,627	595,562
Insteel Industries, Inc.	2,708	75,580
Interface, Inc.	7,807	69,404
ITT, Inc.	13,449	1,255,464
Jacobs Solutions, Inc.	20,640	2,751,312

29

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Janus International Group, Inc.	13,787	$129,046
JB Hunt Transport Services, Inc.	13,693	2,353,416
*JELD-WEN Holding, Inc.	15,019	170,165
*JetBlue Airways Corp.	99,889	375,583
John Bean Technologies Corp.	4,945	514,379
Johnson Controls International PLC	114,170	5,596,613
Kadant, Inc.	1,968	432,960
Kaman Corp.	3,561	66,270
Karat Packaging, Inc.	563	11,615
KBR, Inc.	23,501	1,366,583
Kelly Services, Inc., Class A	4,384	78,254
Kennametal, Inc.	15,598	360,470
Kforce, Inc.	3,014	183,975
*Kirby Corp.	9,608	717,718
Knight-Swift Transportation Holdings, Inc.	28,046	1,371,169
Korn Ferry	8,571	390,152
*Kratos Defense & Security Solutions, Inc.	21,456	365,825
*L.B. Foster Co., Class A	1,019	19,993
L3Harris Technologies, Inc.	31,626	5,674,021
Landstar System, Inc.	6,262	1,031,852
*Legalzoom.com, Inc.	5,864	58,464
Leidos Holdings, Inc.	20,442	2,026,211
Lennox International, Inc.	5,003	1,853,812
*Limbach Holdings, Inc.	2,985	88,953
Lincoln Electric Holdings, Inc.	9,338	1,632,282
Lindsay Corp.	2,577	321,919
*Liquidity Services, Inc.	4,424	85,250
Lockheed Martin Corp.	37,884	17,223,582
*LS Starrett Co. (The), Class A	5,301	53,381
LSI Industries, Inc.	3,238	48,181
Luxfer Holdings PLC	518	4,284
*Manitowoc Co., Inc. (The)	4,324	55,347
ManpowerGroup, Inc.	8,569	599,573
Marten Transport, Ltd.	8,380	147,320
Masco Corp.	39,075	2,035,417
*Masonite International Corp.	3,096	245,017
*MasTec, Inc.	9,446	561,470
*Masterbrand, Inc.	20,385	226,477
*Matrix Service Co.	3,023	35,218
Matson, Inc.	5,571	484,956
Matthews International Corp., Class A	7,093	251,376
Maximus, Inc.	10,508	785,158
#*Mayville Engineering Co., Inc.	1,700	20,553
McGrath RentCorp.	4,033	405,720
MDU Resources Group, Inc.	31,029	577,450
*Mercury Systems, Inc.	7,553	271,757
*Middleby Corp. (The)	9,392	1,060,075
Miller Industries, Inc.	1,481	53,864
MillerKnoll, Inc.	11,219	263,646
*Mistras Group, Inc.	1,898	10,382
*Montrose Environmental Group, Inc.	214	4,948
Moog, Inc., Class A	4,638	538,240
*MRC Global, Inc.	12,396	130,282
MSA Safety, Inc.	6,493	1,025,115
MSC Industrial Direct Co., Inc.	7,482	708,919
Mueller Industries, Inc.	17,064	643,483
Mueller Water Products, Inc., Class A	23,362	288,988
*MYR Group, Inc.	3,397	393,474

30

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
National Presto Industries, Inc.	737	$55,091
Nordson Corp.	8,308	1,766,198
Norfolk Southern Corp.	36,745	7,010,579
Northrop Grumman Corp.	23,792	11,216,263
*Northwest Pipe Co.	1,340	36,528
*NOW, Inc.	17,117	188,629
*NV5 Global, Inc.	2,006	189,266
nVent Electric PLC	27,085	1,303,601
Old Dominion Freight Line, Inc.	16,087	6,059,329
#Omega Flex, Inc.	302	22,067
*OPENLANE, Inc.	16,984	228,095
*Orion Group Holdings, Inc.	7,380	35,424
Oshkosh Corp.	10,270	900,987
Otis Worldwide Corp.	69,759	5,386,092
Owens Corning	14,334	1,625,046
PACCAR, Inc.	87,763	7,243,080
PAM Transportation Services, Inc.	940	16,234
Pangaea Logistics Solutions, Ltd.	3,998	23,148
Park Aerospace Corp.	1,506	22,108
Parker-Hannifin Corp.	20,829	7,684,026
Park-Ohio Holdings Corp.	500	11,340
*Parsons Corp.	7,594	429,441
*Patriot Transportation Holding, Inc.	1,310	10,061
Paychex, Inc.	53,044	5,890,536
Paycom Software, Inc.	9,011	2,207,425
#*Paycor HCM, Inc.	9,546	206,003
*Paylocity Holding Corp.	7,217	1,294,730
Pentair PLC	27,403	1,592,662
*Perma-Fix Environmental Services, Inc.	2,278	21,185
*Perma-Pipe International Holdings, Inc.	1,050	6,940
*PGT Innovations, Inc.	9,896	296,286
Pitney Bowes, Inc.	15,399	49,739
Powell Industries, Inc.	1,232	94,433
Preformed Line Products Co.	295	39,928
Primoris Services Corp.	8,330	250,400
*Proto Labs, Inc.	3,758	88,726
*Quad/Graphics, Inc.	3,811	18,636
Quanex Building Products Corp.	7,208	193,535
Quanta Services, Inc.	23,935	4,000,017
*Radiant Logistics, Inc.	3,412	19,994
#*RBC Bearings, Inc.	4,855	1,067,323
Regal Rexnord Corp.	10,661	1,262,369
Republic Services, Inc.	35,043	5,203,535
*Resideo Technologies, Inc.	28,942	419,080
Resources Connection, Inc.	4,337	58,419
REV Group, Inc.	3,826	54,482
Robert Half, Inc.	18,315	1,369,413
#*Rocket Lab USA, Inc.	27,969	118,309
Rockwell Automation, Inc.	19,154	5,033,863
Rollins, Inc.	45,724	1,719,680
#RTX Corp.	241,618	19,665,289
Rush Enterprises, Inc., Class A	10,146	360,995
Rush Enterprises, Inc., Class B	378	15,286
*RXO, Inc.	17,443	305,427
Ryder System, Inc.	7,323	714,285
*Saia, Inc.	4,379	1,569,828
Schneider National, Inc., Class B	7,114	180,198
Science Applications International Corp.	8,428	920,675

31

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Sensata Technologies Holding PLC	23,438	$747,203
#*SES AI Corp.	928	1,680
*Shoals Technologies Group, Inc., Class A	25,622	393,554
Shyft Group, Inc. (The)	4,638	50,925
Simpson Manufacturing Co., Inc.	6,753	899,365
*SiteOne Landscape Supply, Inc.	7,237	997,041
*SkyWest, Inc.	7,242	305,395
Snap-on, Inc.	8,618	2,222,927
Southwest Airlines Co.	84,467	1,877,701
*SP Plus Corp.	2,505	126,578
#*Spirit AeroSystems Holdings, Inc., Class A	13,316	300,942
#Spirit Airlines, Inc.	15,482	177,733
*SPX Technologies, Inc.	7,749	620,850
SS&C Technologies Holdings, Inc.	36,961	1,857,290
Standex International Corp.	1,817	260,867
Stanley Black & Decker, Inc.	24,447	2,079,217
Steelcase, Inc., Class A	12,818	139,844
*Stericycle, Inc.	13,965	575,917
#*Sterling Check Corp.	12,288	137,380
*Sterling Infrastructure, Inc.	4,715	343,488
*Sun Country Airlines Holdings, Inc.	6,014	78,302
#*Sunrun, Inc.	1,851	17,862
#*Symbotic, Inc.	4,487	152,693
*TaskUS, Inc., Class A	4,195	38,930
Tecnoglass, Inc.	2,714	88,694
Tennant Co.	2,730	202,621
Terex Corp.	10,597	485,343
Tetra Tech, Inc.	8,595	1,297,071
Textainer Group Holdings, Ltd.	7,955	390,750
Textron, Inc.	32,972	2,505,872
*Thermon Group Holdings, Inc.	6,020	160,674
Timken Co. (The)	10,455	722,650
*Titan International, Inc.	7,364	83,655
*Titan Machinery, Inc.	5,016	124,597
Toro Co. (The)	16,912	1,367,166
#*TPI Composites, Inc.	4,348	10,044
Trane Technologies PLC	37,422	7,121,781
*Transcat, Inc.	1,117	100,552
*TransDigm Group, Inc.	8,751	7,246,616
TransUnion	31,504	1,382,396
*Trex Co., Inc.	18,313	1,029,374
#*TriNet Group, Inc.	5,530	568,207
Trinity Industries, Inc.	12,306	256,334
*Triumph Group, Inc.	7,961	59,389
*TrueBlue, Inc.	10,398	115,106
TTEC Holdings, Inc.	2,404	49,474
*Tutor Perini Corp.	4,951	35,697
*Twin Disc, Inc.	668	9,178
*Uber Technologies, Inc.	303,733	13,145,564
UFP Industries, Inc.	9,904	942,564
#*U-Haul Holding Co.	1,101	54,081
U-Haul Holding Co.	17,650	833,256
*Ultralife Corp.	18,796	139,466
UniFirst Corp.	2,072	340,699
Union Pacific Corp.	102,301	21,238,711
*United Airlines Holdings, Inc.	52,622	1,842,296
United Parcel Service, Inc., Class B	120,141	16,969,916
United Rentals, Inc.	11,289	4,586,382

32

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Universal Logistics Holdings, Inc.	741	$16,584
*Upwork, Inc.	16,792	175,476
*V2X, Inc.	1,475	75,328
Valmont Industries, Inc.	3,385	666,540
*Veralto Corp.	38,101	2,628,969
Verisk Analytics, Inc.	25,370	5,768,123
Veritiv Corp.	1,856	314,425
*Verra Mobility Corp.	20,719	409,615
Vertiv Holdings Co.	50,104	1,967,584
*Vestis Corp.	20,010	305,953
*Viad Corp.	2,806	67,989
*Vicor Corp.	3,063	118,661
*Virco Mfg. Corp.	570	3,471
VSE Corp.	1,867	100,445
Wabash National Corp.	7,203	149,030
Waste Management, Inc.	66,203	10,879,139
#Watsco, Inc.	5,365	1,871,795
Watts Water Technologies, Inc., Class A	4,825	834,773
Werner Enterprises, Inc.	9,440	342,861
WESCO International, Inc.	7,108	911,246
Westinghouse Air Brake Technologies Corp.	28,966	3,070,975
*Willis Lease Finance Corp.	400	17,872
*WillScot Mobile Mini Holdings Corp.	32,373	1,275,820
Woodward, Inc.	9,242	1,152,477
WW Grainger, Inc.	7,503	5,475,914
#*Xometry, Inc., Class A	3,986	57,996
*XPO, Inc.	18,937	1,435,614
Xylem, Inc.	39,277	3,673,971
Zurn Elkay Water Solutions Corp.	23,380	618,635

TOTAL INDUSTRIALS		645,911,219

INFORMATION TECHNOLOGY — (26.8%)
*8x8, Inc.	6,189	14,730
A10 Networks, Inc.	14,361	156,104
Accenture PLC, Class A	110,488	32,824,880
*ACI Worldwide, Inc.	18,338	373,545
Adeia, Inc.	16,636	140,241
*Adobe, Inc.	75,284	40,055,605
Advanced Energy Industries, Inc.	6,512	568,237
*Advanced Micro Devices, Inc.	272,465	26,837,802
#*Aehr Test Systems	3,882	91,460
*Agilysys, Inc.	3,134	268,866
*Akamai Technologies, Inc.	25,179	2,601,746
*Alarm.com Holdings, Inc.	8,633	441,405
*Alkami Technology, Inc.	4,393	78,854
*Allegro MicroSystems, Inc.	402	10,436
*Alpha & Omega Semiconductor, Ltd.	3,167	75,121
*Altair Engineering, Inc., Class A	8,719	541,624
*Ambarella, Inc.	5,914	266,071
Amdocs, Ltd.	19,668	1,576,587
American Software, Inc., Class A	2,676	29,356
Amkor Technology, Inc.	20,862	435,181
Amphenol Corp., Class A	98,092	7,901,311
*Amplitude, Inc., Class A	6,649	66,224
Analog Devices, Inc.	82,831	13,031,801
*ANSYS, Inc.	14,507	4,036,718
*Appfolio, Inc., Class A	2,387	447,730
Apple, Inc.	2,620,142	447,441,649
Applied Materials, Inc.	139,823	18,505,574

33

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#*AppLovin Corp., Class A	24,541	$894,274
*Arista Networks, Inc.	43,598	8,735,731
*Arlo Technologies, Inc.	7,824	66,426
*Arrow Electronics, Inc.	10,897	1,235,829
*Aspen Technology, Inc.	4,973	883,951
*AstroNova, Inc.	821	11,149
*Atlassian Corp., Class A	24,614	4,446,273
*Autodesk, Inc.	34,414	6,801,239
#*AvePoint, Inc.	14,235	106,620
*Aviat Networks, Inc.	1,560	41,652
*Avid Technology, Inc.	6,029	162,904
Avnet, Inc.	16,193	750,222
*Axcelis Technologies, Inc.	6,494	827,985
Badger Meter, Inc.	4,924	682,220
Bel Fuse, Inc., Class A	142	7,351
Bel Fuse, Inc., Class B	1,439	77,965
Belden, Inc.	7,353	521,328
Benchmark Electronics, Inc.	7,088	171,600
#Bentley Systems, Inc., Class B	35,248	1,714,463
#*BILL Holdings, Inc.	15,728	1,435,809
*BK Technologies Corp.	796	10,030
*Blackbaud, Inc.	7,006	458,192
*BlackLine, Inc.	4,051	198,904
*Box, Inc., Class A	22,441	557,883
*Braze, Inc., Class A	2,902	123,567
Broadcom, Inc.	69,014	58,066,309
#*C3.ai, Inc., Class A	722	17,617
*Cadence Design Systems, Inc.	44,879	10,764,228
*Calix, Inc.	10,594	350,873
*CCC Intelligent Solutions Holdings, Inc.	26,987	290,650
CDW Corp.	22,429	4,494,772
*Cerence, Inc.	7,446	113,998
*CEVA, Inc.	3,028	51,991
*Ciena Corp.	24,331	1,026,768
*Cirrus Logic, Inc.	8,484	567,834
Cisco Systems, Inc.	682,141	35,560,010
#*Cleanspark, Inc.	26,448	108,437
*Clearfield, Inc.	1,359	32,643
Climb Global Solutions, Inc.	152	6,761
#*Cloudflare, Inc., Class A	45,325	2,569,474
*Coda Octopus Group, Inc.	2,056	13,570
Cognex Corp.	24,279	873,801
Cognizant Technology Solutions Corp., Class A	84,396	5,441,010
*Cognyte Software, Ltd.	13,390	55,970
*Coherent Corp.	19,400	574,240
*Cohu, Inc.	10,187	307,036
*CommVault Systems, Inc.	4,824	315,248
*Computer Task Group, Inc.	1,644	17,065
Comtech Telecommunications Corp.	8,057	98,295
*Confluent, Inc., Class A	29,652	857,239
*Consensus Cloud Solutions, Inc.	2,093	45,188
Corning, Inc.	136,020	3,639,895
*Corsair Gaming, Inc.	6,322	80,858
*CPI Card Group, Inc.	500	8,275
Crane NXT Co.	7,821	406,692
*Credo Technology Group Holding, Ltd.	15,917	226,340
*Crowdstrike Holdings, Inc., Class A	36,913	6,525,111
*CS Disco, Inc.	892	5,004

34

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
CTS Corp.	4,954	$185,329
*Daktronics, Inc.	4,140	39,827
*Data I/O Corp.	3,489	11,025
*Datadog, Inc., Class A	41,929	3,415,956
Dell Technologies, Inc., Class C	39,166	2,620,597
*Digi International, Inc.	5,896	148,461
#*DigitalOcean Holdings, Inc.	7,073	144,714
*Diodes, Inc.	7,549	491,289
*DocuSign, Inc.	33,055	1,285,178
Dolby Laboratories, Inc., Class A	9,828	795,478
*DoubleVerify Holdings, Inc.	19,501	542,713
#*Dropbox, Inc., Class A	41,217	1,084,007
#*DXC Technology Co.	32,699	659,539
*Dynatrace, Inc.	42,042	1,879,698
*E2open Parent Holdings, Inc.	25,410	73,435
#*Eastman Kodak Co.	4,443	16,528
*Elastic NV	12,510	938,750
*Electro-Sensors, Inc.	1,305	5,024
*Enfusion, Inc., Class A	868	7,204
*EngageSmart, Inc.	6,715	152,095
#*Enphase Energy, Inc.	15,225	1,211,605
Entegris, Inc.	24,927	2,194,573
*Envestnet, Inc.	1,671	61,827
*EPAM Systems, Inc.	9,531	2,073,660
*ePlus, Inc.	4,287	267,937
*Everbridge, Inc.	6,380	131,492
*Extreme Networks, Inc.	23,982	494,509
*F5, Inc.	9,734	1,475,577
*Fabrinet	5,737	889,235
*Fair Isaac Corp.	4,223	3,572,109
*FARO Technologies, Inc.	2,100	27,027
#*Fastly, Inc., Class A	18,931	277,718
*First Solar, Inc.	16,038	2,284,613
*Five9, Inc.	4,219	244,154
*Flex, Ltd.	73,090	1,879,875
*FormFactor, Inc.	12,536	424,720
*Fortinet, Inc.	109,335	6,250,682
*Franklin Wireless Corp.	3,560	10,502
*Freshworks, Inc., Class A	23,450	420,693
*Gartner, Inc.	13,155	4,367,986
Gen Digital, Inc.	92,378	1,539,017
*Gitlab, Inc., Class A	11,670	505,078
#*GLOBALFOUNDRIES, Inc.	12,607	625,559
*Globant SA	6,822	1,161,718
*GoDaddy, Inc., Class A	23,016	1,685,462
*Grid Dynamics Holdings, Inc.	7,420	75,239
*GSI Technology, Inc.	2,032	4,003
*Guidewire Software, Inc.	12,940	1,166,282
Hackett Group, Inc. (The)	5,500	122,595
#*Harmonic, Inc.	17,990	194,112
*HashiCorp, Inc., Class A	19,061	375,311
Hewlett Packard Enterprise Co.	211,806	3,257,576
HP, Inc.	193,220	5,087,483
*HubSpot, Inc.	7,744	3,281,675
*Ichor Holdings, Ltd.	4,247	103,032
Immersion Corp.	3,880	24,793
*Impinj, Inc.	2,300	148,603
#*indie Semiconductor, Inc., Class A	23,815	116,455

35

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Informatica, Inc., Class A	8,015	$153,728
*Insight Enterprises, Inc.	5,282	756,911
*Intapp, Inc.	3,341	114,262
Intel Corp.	704,137	25,701,000
#InterDigital, Inc.	4,590	345,397
International Business Machines Corp.	151,999	21,985,135
*inTEST Corp.	2,125	27,476
*Intevac, Inc.	2,384	7,653
Intuit, Inc.	46,710	23,119,114
#*IonQ, Inc.	25,957	250,225
IPG Photonics Corp.	5,159	443,158
*Iteris, Inc.	600	2,652
*Itron, Inc.	9,067	519,358
Jabil, Inc.	21,957	2,696,320
*Jamf Holding Corp.	9,763	156,794
*JFrog, Ltd.	10,396	233,806
Juniper Networks, Inc.	54,089	1,456,076
*Key Tronic Corp.	1,602	6,104
*Keysight Technologies, Inc.	28,988	3,537,985
*Kimball Electronics, Inc.	3,541	92,774
KLA Corp.	22,534	10,584,220
*Knowles Corp.	21,144	274,661
Kulicke & Soffa Industries, Inc.	10,859	451,843
*KVH Industries, Inc.	2,000	9,360
*Kyndryl Holdings, Inc.	35,763	523,213
Lam Research Corp.	21,712	12,771,433
*Lattice Semiconductor Corp.	23,232	1,291,932
Littelfuse, Inc.	3,941	853,896
*LivePerson, Inc.	1,247	3,292
*LiveRamp Holdings, Inc.	13,431	371,501
#*Lumentum Holdings, Inc.	11,825	463,658
*Luna Innovations, Inc.	3,130	17,778
*MACOM Technology Solutions Holdings, Inc.	9,972	703,425
*Magnachip Semiconductor Corp.	4,040	29,856
*Manhattan Associates, Inc.	9,790	1,908,854
#*Marathon Digital Holdings, Inc.	1,587	13,981
Marvell Technology, Inc.	142,399	6,724,081
*Matterport, Inc.	34,781	70,953
*MaxLinear, Inc.	5,469	83,129
#*MeridianLink, Inc.	1,403	23,037
Methode Electronics, Inc.	5,366	122,720
Microchip Technology, Inc.	90,605	6,459,230
Micron Technology, Inc.	181,094	12,109,756
Microsoft Corp.	1,171,664	396,151,315
*Mirion Technologies, Inc.	22,526	156,105
#*Mitek Systems, Inc.	5,638	60,214
MKS Instruments, Inc.	8,259	542,286
*Model N, Inc.	4,896	117,994
*MongoDB, Inc.	11,779	4,058,926
Monolithic Power Systems, Inc.	7,361	3,251,648
Motorola Solutions, Inc.	27,198	7,573,555
*N-able, Inc.	10,823	140,266
Napco Security Technologies, Inc.	4,152	76,272
*Navitas Semiconductor Corp.	8,965	46,977
#*nCino, Inc.	10,204	286,732
*NCR Voyix Corp.	24,604	376,195
NetApp, Inc.	33,983	2,473,283
*NETGEAR, Inc.	3,951	49,941

36

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*NetScout Systems, Inc.	14,650	$319,809
*NetSol Technologies, Inc.	2,215	3,876
Network-1 Technologies, Inc.	6,705	15,086
*nLight, Inc.	4,927	41,042
*Novanta, Inc.	5,784	763,835
*Nutanix, Inc., Class A	36,796	1,331,647
#NVE Corp.	476	32,368
NVIDIA Corp.	409,915	167,163,337
NXP Semiconductors NV	41,654	7,182,399
*Okta, Inc.	26,534	1,788,657
*Olo, Inc., Class A	14,279	72,966
*ON Semiconductor Corp.	71,961	4,507,637
ON24, Inc.	1,112	6,839
*OneSpan, Inc.	2,541	20,074
*Onto Innovation, Inc.	8,680	975,372
*Optical Cable Corp.	3,184	8,374
Oracle Corp.	291,400	30,130,760
*OSI Systems, Inc.	3,312	345,342
*Palantir Technologies, Inc., Class A	308,168	4,560,886
#*Palo Alto Networks, Inc.	51,897	12,612,009
#*PAR Technology Corp.	3,722	108,645
PC Connection, Inc.	1,900	101,802
PCTEL, Inc.	9,975	68,329
*PDF Solutions, Inc.	4,038	107,128
Pegasystems, Inc.	1,571	67,145
*Perficient, Inc.	4,001	232,818
*Photronics, Inc.	10,006	183,710
*Plexus Corp.	4,365	429,167
Power Integrations, Inc.	9,129	632,914
#*PowerSchool Holdings, Inc.	7,397	147,348
*Procore Technologies, Inc.	13,795	842,737
Progress Software Corp.	6,745	346,558
*PTC, Inc.	18,621	2,614,761
*Pure Storage, Inc., Class A	48,454	1,638,230
*Q2 Holdings, Inc.	9,979	299,669
*Qorvo, Inc.	15,933	1,392,863
QUALCOMM, Inc.	185,508	20,218,517
*Qualys, Inc.	5,670	867,227
*Rambus, Inc.	18,273	992,772
*Ribbon Communications, Inc.	8,200	15,416
Richardson Electronics, Ltd.	348	3,992
#*Riot Platforms, Inc.	28,611	279,816
*Rogers Corp.	2,468	303,293
Roper Technologies, Inc.	17,802	8,697,523
*Salesforce, Inc.	162,873	32,709,785
*Samsara, Inc., Class A	23,029	531,279
*Sanmina Corp.	9,152	465,562
Sapiens International Corp. NV	5,334	136,017
*ScanSource, Inc.	8,042	244,477
Seagate Technology Holdings PLC	33,854	2,310,536
*SEMrush Holdings, Inc., Class A	1,072	8,662
*Semtech Corp.	10,365	144,695
*SentinelOne, Inc., Class A	39,416	616,072
#*ServiceNow, Inc.	34,048	19,810,829
*Silicon Laboratories, Inc.	5,859	540,083
#*SiTime Corp.	2,397	239,221
Skyworks Solutions, Inc.	26,563	2,304,075
*SMART Global Holdings, Inc.	7,620	104,394

37

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#*SmartRent, Inc.	20,109	$48,463
*Smartsheet, Inc., Class A	6,933	274,131
*Snowflake, Inc., Class A	42,037	6,100,830
#*SolarEdge Technologies, Inc.	6,483	492,384
*SolarWinds Corp.	4,644	42,771
*Sono-Tek Corp.	1,633	8,247
*Splunk, Inc.	25,222	3,711,670
*Sprinklr, Inc., Class A	13,809	187,664
*SPS Commerce, Inc.	5,591	896,461
*Squarespace, Inc., Class A	2,373	67,417
#*Stratasys, Ltd.	2,180	22,171
#*Super Micro Computer, Inc.	7,682	1,839,609
*Synaptics, Inc.	6,076	508,318
*Synopsys, Inc.	24,750	11,618,640
TD SYNNEX Corp.	7,744	709,970
TE Connectivity, Ltd.	52,804	6,222,951
*Teledyne Technologies, Inc.	7,708	2,887,340
*Teradata Corp.	15,474	661,049
Teradyne, Inc.	25,207	2,098,987
Texas Instruments, Inc.	145,326	20,637,745
*Thoughtworks Holding, Inc.	10,649	36,100
*Trimble, Inc.	40,182	1,893,778
*TTM Technologies, Inc.	26,086	299,728
*Twilio, Inc., Class A	28,259	1,448,556
*Tyler Technologies, Inc.	6,942	2,588,672
#*UiPath, Inc., Class A	56,869	883,176
*Ultra Clean Holdings, Inc.	7,116	169,788
*Unisys Corp.	224	623
#*Unity Software, Inc.	36,091	915,629
Universal Display Corp.	7,966	1,108,708
*Varonis Systems, Inc.	19,034	640,304
*Veeco Instruments, Inc.	7,815	187,091
*Verint Systems, Inc.	10,323	194,176
*VeriSign, Inc.	15,620	3,118,689
*Vertex, Inc., Class A	6,192	149,908
#*Viasat, Inc.	13,516	249,235
*Viavi Solutions, Inc.	32,802	255,200
Vishay Intertechnology, Inc.	19,891	442,376
*Vishay Precision Group, Inc.	1,973	59,032
*VMware, Inc., Class A	21,169	3,083,265
Vontier Corp.	24,840	734,270
*Western Digital Corp.	53,002	2,128,030
#*Wolfspeed, Inc.	19,345	654,635
*Workday, Inc., Class A	33,025	6,991,723
Xerox Holdings Corp.	33,605	431,488
*Xperi, Inc.	2,529	21,471
*Yext, Inc.	13,247	79,879
*Zebra Technologies Corp.	8,395	1,758,165
*Zoom Video Communications, Inc., Class A	24,959	1,497,041
*Zscaler, Inc.	14,175	2,249,431

TOTAL INFORMATION TECHNOLOGY		1,804,567,774

MATERIALS — (2.7%)
AdvanSix, Inc.	4,131	113,809
Air Products and Chemicals, Inc.	36,348	10,266,129
#Albemarle Corp.	18,675	2,367,616
Alcoa Corp.	27,495	704,972
Alpha Metallurgical Resources, Inc.	2,139	470,494
*Alto Ingredients, Inc.	7,887	32,810

38

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Amcor PLC	229,199	$2,037,579
American Vanguard Corp.	5,450	51,012
AptarGroup, Inc.	10,764	1,316,114
Arch Resources, Inc.	2,805	423,078
Ashland, Inc.	7,739	593,040
*Aspen Aerogels, Inc.	6,557	50,620
#*ATI, Inc.	20,858	787,807
Avery Dennison Corp.	13,846	2,410,173
Avient Corp.	6,028	190,605
*Axalta Coating Systems, Ltd.	34,111	894,732
Balchem Corp.	4,956	576,085
Ball Corp.	50,128	2,413,663
Berry Global Group, Inc.	19,406	1,067,330
Cabot Corp.	8,872	589,811
Carpenter Technology Corp.	8,317	521,642
Celanese Corp.	17,198	1,969,343
*Century Aluminum Co.	6,496	42,939
CF Industries Holdings, Inc.	31,330	2,499,507
Chase Corp.	1,300	165,178
Chemours Co. (The)	23,442	565,187
*Clearwater Paper Corp.	2,224	75,193
*Cleveland-Cliffs, Inc.	86,221	1,446,788
*Coeur Mining, Inc.	53,164	133,442
Commercial Metals Co.	20,258	856,711
Compass Minerals International, Inc.	7,912	194,952
*Core Molding Technologies, Inc.	389	9,951
Corteva, Inc.	119,068	5,731,933
Crown Holdings, Inc.	19,383	1,562,270
Dow, Inc.	120,219	5,811,386
DuPont de Nemours, Inc.	76,713	5,590,843
Eagle Materials, Inc.	5,468	841,580
Eastman Chemical Co.	19,490	1,456,488
Ecolab, Inc.	42,081	7,058,667
*Ecovyst, Inc.	26,705	245,686
Element Solutions, Inc.	39,761	724,843
*Ferroglobe PLC	8,760	39,858
FMC Corp.	20,225	1,075,970
Freeport-McMoRan, Inc.	230,860	7,798,451
FutureFuel Corp.	2,326	15,235
*Gatos Silver, Inc.	3,523	17,157
Graphic Packaging Holding Co.	49,132	1,056,829
Greif, Inc., Class A	5,032	319,532
Greif, Inc., Class B	290	18,577
Hawkins, Inc.	2,870	164,824
Haynes International, Inc.	1,733	74,562
HB Fuller Co.	9,536	630,806
Hecla Mining Co.	81,189	330,439
Huntsman Corp.	31,523	735,432
*Ingevity Corp.	5,118	206,153
Innospec, Inc.	3,923	384,454
#International Flavors & Fragrances, Inc.	41,001	2,802,418
International Paper Co.	56,208	1,895,896
*Intrepid Potash, Inc.	894	17,782
Kaiser Aluminum Corp.	1,800	102,240
*Knife River Corp.	7,281	366,380
Koppers Holdings, Inc.	3,029	110,771
#Kronos Worldwide, Inc.	2,521	17,395
Linde PLC	83,086	31,752,146

39

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
#*Livent Corp.	30,962	$451,736
Louisiana-Pacific Corp.	14,678	752,688
*LSB Industries, Inc.	6,963	63,433
LyondellBasell Industries NV, Class A	42,722	3,855,233
Martin Marietta Materials, Inc.	10,380	4,244,797
Materion Corp.	3,998	387,726
Mativ Holdings, Inc.	7,979	104,525
#Mercer International, Inc.	4,660	37,000
Minerals Technologies, Inc.	6,632	358,526
Mosaic Co. (The)	54,868	1,782,113
#*MP Materials Corp.	14,339	235,160
Myers Industries, Inc.	3,889	65,219
NewMarket Corp.	1,212	584,366
Newmont Corp.	132,217	4,954,171
Northern Technologies International Corp.	600	7,494
Nucor Corp.	43,159	6,378,469
*O-I Glass, Inc.	23,300	359,985
Olin Corp.	20,975	896,052
Olympic Steel, Inc.	1,329	67,473
Orion SA	9,018	183,065
Packaging Corp. of America	14,262	2,182,799
Pactiv Evergreen, Inc.	4,711	40,609
PPG Industries, Inc.	39,260	4,819,950
Quaker Chemical Corp.	1,763	253,378
Ramaco Resources, Inc., Class A	3,161	37,237
Ramaco Resources, Inc., Class B	266	3,328
*Ranpak Holdings Corp.	2,276	7,192
Reliance Steel & Aluminum Co.	9,324	2,371,839
Royal Gold, Inc.	11,423	1,191,762
RPM International, Inc.	20,725	1,891,571
Ryerson Holding Corp.	4,678	135,896
Schnitzer Steel Industries, Inc.	5,286	120,045
Scotts Miracle-Gro Co. (The)	5,852	260,063
Sealed Air Corp.	23,114	711,680
Sensient Technologies Corp.	6,450	363,909
Sherwin-Williams Co. (The)	39,924	9,510,296
Silgan Holdings, Inc.	13,774	551,786
Sonoco Products Co.	16,269	842,897
Southern Copper Corp.	14,047	995,932
Steel Dynamics, Inc.	26,925	2,867,782
Stepan Co.	3,303	247,064
*Summit Materials, Inc., Class A	19,171	630,726
SunCoke Energy, Inc.	12,454	118,438
Sylvamo Corp.	5,388	238,688
*TimkenSteel Corp.	5,790	117,711
TriMas Corp.	6,793	164,459
Tronox Holdings PLC	17,885	191,191
United States Lime & Minerals, Inc.	353	69,890
#United States Steel Corp.	35,973	1,219,125
Vulcan Materials Co.	22,244	4,370,724
Warrior Met Coal, Inc.	7,914	385,649
Westlake Corp.	6,645	766,567
Westrock Co.	39,476	1,418,373
Worthington Industries, Inc.	5,620	346,304

TOTAL MATERIALS		180,009,406

REAL ESTATE — (0.2%)
*Anywhere Real Estate, Inc.	13,285	62,041
*CBRE Group, Inc., Class A	50,750	3,519,005

40

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
*Compass, Inc., Class A	69,363	$137,339
*CoStar Group, Inc.	68,138	5,002,011
*Cushman & Wakefield PLC	22,489	165,744
#DigitalBridge Group, Inc.	26,297	416,807
Douglas Elliman, Inc.	7,294	12,910
*Forestar Group, Inc.	3,151	74,836
*FRP Holdings, Inc.	581	31,252
*Howard Hughes Holdings, Inc.	6,107	405,077
*Jones Lang LaSalle, Inc.	7,762	992,915
Kennedy-Wilson Holdings, Inc.	14,299	184,028
Marcus & Millichap, Inc.	5,259	150,933
Newmark Group, Inc., Class A	21,303	120,788
*Opendoor Technologies, Inc.	44,688	84,907
*Rafael Holdings, Inc., Class B	922	1,641
RE/MAX Holdings, Inc.	1,235	13,289
RMR Group, Inc. (The), Class A	2,835	63,844
St. Joe Co. (The)	4,809	224,292
*Stratus Properties, Inc.	315	8,086
*Tejon Ranch Co.	767	11,904
*Zillow Group, Inc., Class A	8,520	302,716
*Zillow Group, Inc., Class C	24,510	888,488

TOTAL REAL ESTATE		12,874,853

UTILITIES — (2.4%)
AES Corp. (The)	104,602	1,558,570
ALLETE, Inc.	9,202	492,675
Alliant Energy Corp.	40,100	1,956,479
#*Altus Power, Inc.	10,909	57,927
Ameren Corp.	42,618	3,226,609
American Electric Power Co., Inc.	85,749	6,477,479
American States Water Co.	6,335	494,447
American Water Works Co., Inc.	32,302	3,800,330
Artesian Resources Corp., Class A	824	32,383
Atlantica Sustainable Infrastructure PLC	9,596	173,784
Atmos Energy Corp.	25,324	2,726,382
#Avangrid, Inc.	13,111	391,626
Avista Corp.	13,183	417,769
Black Hills Corp.	10,351	500,471
Brookfield Renewable Corp., Class A	21,912	498,717
California Water Service Group	8,809	428,822
CenterPoint Energy, Inc.	105,350	2,831,808
Chesapeake Utilities Corp.	3,118	276,286
Clearway Energy, Inc., Class A	7,823	159,354
Clearway Energy, Inc., Class C	13,897	301,704
CMS Energy Corp.	49,244	2,675,919
Consolidated Edison, Inc.	57,860	5,079,529
Consolidated Water Co., Ltd.	3,513	103,704
Constellation Energy Corp.	54,198	6,120,038
Dominion Energy, Inc.	139,744	5,634,478
DTE Energy Co.	34,995	3,372,818
Duke Energy Corp.	127,804	11,360,498
Edison International	63,533	4,006,391
Entergy Corp.	34,980	3,343,738
Essential Utilities, Inc.	42,209	1,412,313
Evergy, Inc.	38,018	1,868,205
Eversource Energy	57,777	3,107,825
Exelon Corp.	165,440	6,442,234
FirstEnergy Corp.	90,890	3,235,684
Genie Energy, Ltd., Class B	1,407	27,915

41

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
Global Water Resources, Inc.	752	$7,919
IDACORP, Inc.	8,183	775,012
MGE Energy, Inc.	6,052	433,505
Middlesex Water Co.	2,761	175,406
*Montauk Renewables, Inc.	9,108	91,626
National Fuel Gas Co.	13,918	709,122
New Jersey Resources Corp.	15,979	648,428
NextEra Energy, Inc.	341,336	19,899,889
NiSource, Inc.	68,536	1,724,366
Northwest Natural Holding Co.	5,679	208,476
Northwestern Energy Group, Inc.	9,427	452,590
NRG Energy, Inc.	37,472	1,588,063
OGE Energy Corp.	34,155	1,168,101
ONE Gas, Inc.	8,841	533,996
#Ormat Technologies, Inc.	9,566	588,692
#Otter Tail Corp.	6,053	465,718
*PG&E Corp.	333,885	5,442,325
Pinnacle West Capital Corp.	18,151	1,346,441
PNM Resources, Inc.	12,740	538,392
Portland General Electric Co.	16,143	646,043
PPL Corp.	122,107	3,000,169
Public Service Enterprise Group, Inc.	83,083	5,122,067
*Pure Cycle Corp.	1,282	12,256
RGC Resources, Inc.	300	4,692
Sempra	103,971	7,281,089
SJW Group	4,387	274,100
Southern Co. (The)	181,437	12,210,710
Southwest Gas Holdings, Inc.	11,367	666,220
Spire, Inc.	7,981	443,983
#*Sunnova Energy International, Inc.	11,597	105,881
UGI Corp.	35,543	739,294
Unitil Corp.	2,189	99,972
Via Renewables, Inc.	475	2,688
Vistra Corp.	55,471	1,815,011
WEC Energy Group, Inc.	52,459	4,269,638
Xcel Energy, Inc.	92,789	5,499,604
York Water Co. (The)	1,581	57,027

TOTAL UTILITIES		163,643,422

TOTAL COMMON STOCKS		6,554,858,796

PREFERRED STOCK —(0.0%)
INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	3,095	82,512

TOTAL PREFERRED STOCK		82,512

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»Resolute Forest Products, Inc.	3,911	4,185

HEALTH CARE — (0.0%)
#*»ABIOMED, Inc. 1/2/2026	6,708	104,712
*<»Achillion Pharmaceuticals	1,800	486
#*»Albireo Pharma, Inc. 3/2/2026	2,674	14,466
*<»Chinook Therapeutics	8,416	3,282
*<»OmniAb Operations, Inc.	1,104	—

42

DIMENSIONAL U.S. EQUITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*<»OmniAb Operations, Inc.	1,104	$—

TOTAL HEALTH CARE		122,946

INDUSTRIALS — (0.0%)
*»Communications Systems	225	556

TOTAL RIGHTS/WARRANTS		127,687

TOTAL INVESTMENT SECURITIES — (97.3%) (Cost $2,899,876,011)		6,555,068,995

SECURITIES LENDING COLLATERAL — (2.7%)
@§The DFA Short Term Investment Fund	15,945,664	184,443,567

TOTAL INVESTMENTS — (100.0%) (Cost $3,084,319,578)		$6,739,512,562

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of October 31, 2023
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment
USD	United States Dollars

43

DIMENSIONAL U.S. SMALL CAP ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (92.0%)
COMMUNICATION SERVICES — (2.4%)
#*Advantage Solutions, Inc.	5,564	$12,797
#*Altice USA, Inc., Class A	375,728	1,085,854
*AMC Networks, Inc., Class A	58,172	686,430
#*Angi, Inc.	50,591	81,452
*Anterix, Inc.	41,303	1,259,328
#*Atlanta Braves Holdings, Inc.	52,698	1,832,836
*Atlanta Braves Holdings, Inc.	19,471	738,146
ATN International, Inc.	37,481	1,160,037
*Bandwidth, Inc., Class A	50,406	534,808
*Boston Omaha Corp., Class A	62,965	895,992
*Bumble, Inc., Class A	184,847	2,484,344
Cable One, Inc.	5,880	3,233,236
#*Cardlytics, Inc.	66,695	826,351
*Cargurus, Inc.	204,769	3,528,170
*Cars.com, Inc.	186,831	2,845,436
#*Cinemark Holdings, Inc.	247,947	4,088,646
#Cogent Communications Holdings, Inc.	130,090	8,453,248
*Consolidated Communications Holdings, Inc.	182,247	759,970
*Cumulus Media, Inc., Class A	37,010	166,915
*Daily Journal Corp.	950	276,345
*DHI Group, Inc.	96,701	264,961
#*DISH Network Corp., Class A	9,176	44,962
*EchoStar Corp., Class A	83,261	1,153,997
#*Emerald Holding, Inc.	12,067	60,094
Entravision Communications Corp., Class A	170,465	610,265
*Eventbrite, Inc., Class A	150,600	1,246,968
*EverQuote, Inc., Class A	46,559	399,942
*EW Scripps Co. (The), Class A	153,292	838,507
#*Frontier Communications Parent, Inc.	141,596	2,537,400
*Gaia, Inc.	15,504	41,861
*Gambling.com Group, Ltd.	6,176	80,041
*Gannett Co., Inc.	81,258	190,144
*Gogo, Inc.	212,375	2,229,937
Gray Television, Inc.	204,452	1,333,027
Gray Television, Inc., Class A	912	6,111
*Harte Hanks, Inc.	9,013	58,855
*IDT Corp., Class B	55,987	1,570,435
*iHeartMedia, Inc., Class A	30,785	72,345
*IMAX Corp.	156,978	2,858,569
*Integral Ad Science Holding Corp.	171,913	1,973,561
Iridium Communications, Inc.	118,381	4,386,016
John Wiley & Sons, Inc., Class A	108,534	3,285,324
*Lee Enterprises, Inc.	1,636	14,626
*Liberty Latin America, Ltd., Class A	89,140	608,826
#*Liberty Latin America, Ltd., Class C	379,834	2,601,863
#*Lions Gate Entertainment Corp., Class A	175,710	1,381,081
*Lions Gate Entertainment Corp., Class B	287,753	2,146,637
*Madison Square Garden Entertainment Corp.	44,204	1,347,338
#*Madison Square Garden Sports Corp.	17,817	2,995,750
*Magnite, Inc.	329,376	2,187,057
#Marcus Corp. (The)	71,817	1,116,036
*MediaAlpha, Inc., Class A	2,369	24,353
*Motorsport Games, Inc., Class A	7,615	20,713

1

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
New York Times Co. (The), Class A	171,744	$6,923,001
Nexstar Media Group, Inc.	40,773	5,711,482
*Nextdoor Holdings, Inc.	21,551	39,223
*Ooma, Inc.	49,628	541,441
*Playstudios, Inc.	16,959	47,994
*Playtika Holding Corp.	188,179	1,580,704
*PubMatic, Inc., Class A	109,194	1,230,616
*QuinStreet, Inc.	110,973	1,255,105
*Reading International, Inc., Class A	41,940	77,170
*Reading International, Inc., Class B	2,340	29,484
Saga Communications, Inc., Class A	9,042	175,415
Scholastic Corp.	71,995	2,656,615
Shenandoah Telecommunications Co.	140,889	3,333,434
#Shutterstock, Inc.	76,843	3,125,973
#Sinclair, Inc.	109,555	1,190,863
*Sphere Entertainment Co.	65,297	2,148,924
Spok Holdings, Inc.	45,399	676,899
*Stagwell, Inc.	110,505	455,281
*TechTarget, Inc.	67,168	1,691,290
TEGNA, Inc.	313,619	4,550,612
Telephone and Data Systems, Inc.	291,291	5,298,583
*Thryv Holdings, Inc.	74,952	1,306,413
TKO Group Holdings, Inc.	17,740	1,454,325
Townsquare Media, Inc., Class A	32,254	277,384
*Travelzoo	39,052	274,536
*TripAdvisor, Inc.	256,867	3,791,357
*TrueCar, Inc.	198,243	362,785
*United States Cellular Corp.	90,932	3,821,872
*Urban One, Inc.	21,094	112,009
*Urban One, Inc.	7,399	40,177
*Vimeo, Inc.	289,438	891,469
#*Vivid Seats, Inc., Class A	29,111	171,173
*WideOpenWest, Inc.	113,721	800,596
*Yelp, Inc.	166,176	7,010,965
*Zedge, Inc., Class B	17,051	32,738
#*Ziff Davis, Inc.	102,195	6,178,710
*ZipRecruiter, Inc.	79,325	844,811
*ZoomInfo Technologies, Inc.	102,233	1,324,940

TOTAL COMMUNICATION SERVICES		146,074,312

CONSUMER DISCRETIONARY — (13.0%)
*1-800-Flowers.com, Inc., Class A	82,413	618,922
#*1stdibs.com, Inc.	3,679	15,489
*2U, Inc.	165,145	350,107
Aaron’s Co., Inc. (The)	80,725	598,172
*Abercrombie & Fitch Co.	168,461	10,245,798
Academy Sports & Outdoors, Inc.	172,703	7,744,003
*Accel Entertainment, Inc.	43,200	425,520
#Acushnet Holdings Corp.	88,118	4,490,493
*Adient PLC	233,025	7,850,612
#ADT, Inc.	241,397	1,366,307
*Adtalem Global Education, Inc.	117,000	6,060,600
AMCON Distributing Co.	369	72,324
*American Axle & Manufacturing Holdings, Inc.	336,799	2,273,393
American Eagle Outfitters, Inc.	426,388	7,448,998
*American Outdoor Brands, Inc.	49,561	440,102
*American Public Education, Inc.	37,111	154,753
*America’s Car-Mart, Inc.	14,925	999,677
*AMMO, Inc.	31,520	91,723

2

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Aramark	21,958	$591,329
*Arhaus, Inc.	21,663	186,735
Ark Restaurants Corp.	3,459	53,130
Arko Corp.	103,507	781,478
*Asbury Automotive Group, Inc.	36,922	7,065,763
Autoliv, Inc.	43,595	3,995,482
*AutoNation, Inc.	65,481	8,517,768
*Bally’s Corp.	53,167	484,883
*Barnes & Noble Education, Inc.	57,240	58,385
Bassett Furniture Industries, Inc.	30,519	469,687
Bath & Body Works, Inc.	15,967	473,422
*Beazer Homes USA, Inc.	60,018	1,451,835
#Big Lots, Inc.	55,741	254,179
*Biglari Holdings, Inc., Class A	46	33,799
*Biglari Holdings, Inc., Class B	3,453	510,250
*BJ’s Restaurants, Inc.	68,687	1,766,630
#Bloomin’ Brands, Inc.	221,464	5,168,970
Bluegreen Vacations Holding Corp.	12,563	420,986
*Boot Barn Holdings, Inc.	71,280	4,953,960
#*Bowlero Corp., Class A	50,412	508,657
Boyd Gaming Corp.	48,912	2,702,388
*Bright Horizons Family Solutions, Inc.	51,669	3,826,606
#*Brinker International, Inc.	115,772	3,926,986
#Brunswick Corp.	139,727	9,706,835
#Buckle, Inc. (The)	108,388	3,660,263
#Build-A-Bear Workshop, Inc.	31,810	788,888
Caleres, Inc.	105,116	2,688,867
#Camping World Holdings, Inc., Class A	104,168	1,744,814
Canterbury Park Holding Corp.	6,569	129,738
*Capri Holdings, Ltd.	34,220	1,751,380
*CarParts.com, Inc.	127,336	360,361
Carriage Services, Inc.	33,557	724,831
*Carrols Restaurant Group, Inc.	110,159	633,414
Carter’s, Inc.	87,452	5,873,276
Cato Corp. (The), Class A	48,546	346,133
#*Cavco Industries, Inc.	19,673	4,908,610
*Century Casinos, Inc.	28,748	125,916
Century Communities, Inc.	103,047	6,337,391
#Cheesecake Factory, Inc. (The)	156,254	4,854,812
*Chegg, Inc.	289,238	2,177,962
*Chico’s FAS, Inc.	360,358	2,695,478
*Children’s Place, Inc. (The)	19,465	532,757
#Choice Hotels International, Inc.	61,166	6,758,843
*Chuy’s Holdings, Inc.	47,183	1,588,180
*Citi Trends, Inc.	31,882	768,356
#Clarus Corp.	42,637	246,868
#Columbia Sportswear Co.	89,866	6,632,111
*Conn’s, Inc.	57,715	170,259
*Container Store Group, Inc. (The)	91,097	168,529
#*ContextLogic, Inc., Class A	2,764	10,835
*Cooper-Standard Holdings, Inc.	101,091	1,255,550
*Coursera, Inc.	238,621	4,137,688
#Cracker Barrel Old Country Store, Inc.	47,586	3,157,807
*Crocs, Inc.	60,675	5,419,491
*Culp, Inc.	21,109	115,466
Dana, Inc.	459,615	5,276,380
*Dave & Buster’s Entertainment, Inc.	147,483	5,153,056
*Delta Apparel, Inc.	7,770	65,035

3

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Denny’s Corp.	117,160	$1,009,919
#Designer Brands, Inc., Class A	109,144	1,103,446
*Destination XL Group, Inc.	150,243	625,011
#Dillard’s, Inc., Class A	20,240	6,283,508
Dine Brands Global, Inc.	33,581	1,655,207
Dorman Products, Inc.	68,598	4,265,424
*Duluth Holdings, Inc., Class B	41,798	210,244
*Duolingo, Inc.	656	95,809
*Educational Development Corp.	5,452	5,178
*El Pollo Loco Holdings, Inc.	100,779	841,505
*Envela Corp.	2,100	8,232
#Escalade, Inc.	20,364	347,003
Ethan Allen Interiors, Inc.	72,043	1,891,849
#*European Wax Center, Inc., Class A	62,873	928,634
*Everi Holdings, Inc.	46,082	497,225
*Figs, Inc., Class A	228,280	1,257,823
*First Watch Restaurant Group, Inc.	58,069	970,333
Flanigan’s Enterprises, Inc.	1,877	53,307
Flexsteel Industries, Inc.	12,169	234,983
#Foot Locker, Inc.	189,653	3,980,816
*Fossil Group, Inc.	53,461	83,399
*Fox Factory Holding Corp.	93,759	7,638,546
*Frontdoor, Inc.	151,907	4,394,670
*Full House Resorts, Inc.	22,315	83,681
#*Funko, Inc., Class A	92,491	713,106
#*GameStop Corp., Class A	53,346	734,574
#Gap, Inc. (The)	713,017	9,126,618
*Garrett Motion, Inc.	257,936	1,821,028
*Genesco, Inc.	25,588	701,367
Gentex Corp.	69,349	1,988,929
*Gentherm, Inc.	110,224	4,433,209
*G-III Apparel Group, Ltd.	133,040	3,399,172
*Goodyear Tire & Rubber Co. (The)	788,171	9,379,235
*GoPro, Inc., Class A	309,586	777,061
Graham Holdings Co., Class B	8,337	4,824,789
*Grand Canyon Education, Inc.	88,649	10,489,836
*Green Brick Partners, Inc.	37,845	1,464,602
Group 1 Automotive, Inc.	48,111	12,139,849
#*GrowGeneration Corp.	141,441	288,540
#Guess?, Inc.	140,340	3,017,310
#H&R Block, Inc.	264,468	10,856,411
Hamilton Beach Brands Holding Co., Class A	20,277	249,813
#Hanesbrands, Inc.	589,256	2,468,983
Harley-Davidson, Inc.	166,072	4,459,033
Hasbro, Inc.	1,720	77,658
Haverty Furniture Cos., Inc.	43,696	1,138,281
Haverty Furniture Cos., Inc., Class A	457	11,553
*Helen of Troy, Ltd.	51,014	5,015,696
Hibbett, Inc.	29,117	1,341,420
*Hilton Grand Vacations, Inc.	129,065	4,639,887
#Hooker Furnishings Corp.	51,510	861,247
*Hovnanian Enterprises, Inc., Class A	14,761	1,025,594
*Inspired Entertainment, Inc.	31,071	310,089
Installed Building Products, Inc.	81,630	9,115,622
International Game Technology PLC	1,324	33,656
*iRobot Corp.	38,977	1,283,513
*J Jill, Inc.	19,112	547,559
Jack in the Box, Inc.	65,387	4,131,151

4

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*JAKKS Pacific, Inc.	8,416	$141,136
Johnson Outdoors, Inc., Class A	22,397	1,064,977
KB Home	137,304	6,068,837
#Kohl’s Corp.	249,780	5,632,539
#Kontoor Brands, Inc.	90,576	4,207,255
#Krispy Kreme, Inc.	282,035	3,646,713
#*Kura Sushi USA, Inc., Class A	19,837	1,133,486
Lakeland Industries, Inc.	28,061	409,971
*Lands’ End, Inc.	53,785	337,770
*Landsea Homes Corp.	14,421	107,292
*Latham Group, Inc.	13,826	31,662
Laureate Education, Inc.	443,450	6,270,383
La-Z-Boy, Inc.	108,258	3,165,464
#*Lazydays Holdings, Inc.	12,312	77,689
LCI Industries	57,252	6,211,269
*Legacy Housing Corp.	13,163	243,647
Leggett & Platt, Inc.	241,476	5,657,783
#*Leslie’s, Inc.	341,818	1,688,581
*LGI Homes, Inc.	55,784	5,272,146
#*Life Time Group Holdings, Inc.	193,834	2,291,118
Lifetime Brands, Inc.	47,515	253,730
*Light & Wonder, Inc.	64,774	4,735,627
*Lincoln Educational Services Corp.	19,456	166,349
#*Lindblad Expeditions Holdings, Inc.	23,217	144,410
Lithia Motors, Inc.	22,675	5,492,112
#*LL Flooring Holdings, Inc.	13,630	44,161
#*Lovesac Co. (The)	33,801	556,364
*M/I Homes, Inc.	42,762	3,509,477
#Macy’s, Inc.	379,046	4,616,780
*Malibu Boats, Inc., Class A	51,736	2,256,724
Marine Products Corp.	56,062	546,044
*MarineMax, Inc.	30,020	821,948
Marriott Vacations Worldwide Corp.	117,587	10,566,368
*MasterCraft Boat Holdings, Inc.	54,046	1,104,700
*Mattel, Inc.	107,851	2,057,797
MDC Holdings, Inc.	174,338	6,616,127
Meritage Homes Corp.	43,894	5,004,794
#*Mister Car Wash, Inc.	15,271	79,409
*Modine Manufacturing Co.	133,471	5,272,105
*Mohawk Industries, Inc.	58,634	4,713,001
Monarch Casino & Resort, Inc.	36,264	2,182,730
Monro, Inc.	67,505	1,675,474
*Motorcar Parts of America, Inc.	38,120	275,226
Movado Group, Inc.	43,739	1,218,569
Murphy USA, Inc.	65,829	23,875,520
Nathan’s Famous, Inc.	12,856	841,554
*National Vision Holdings, Inc.	111,615	1,734,497
Newell Brands, Inc.	374,020	2,513,414
*Noodles & Co.	89,608	190,865
#Nordstrom, Inc.	320,877	4,485,860
#*Norwegian Cruise Line Holdings, Ltd.	103,863	1,412,537
*ODP Corp. (The)	87,239	3,918,776
*Ollie’s Bargain Outlet Holdings, Inc.	86,252	6,662,104
*ONE Group Hospitality, Inc. (The)	60,999	269,006
*OneSpaWorld Holdings, Ltd.	198,843	2,083,875
#*OneWater Marine, Inc.	3,648	82,554
#*Overstock.com, Inc.	106,120	1,655,472
Oxford Industries, Inc.	33,562	2,832,633

5

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#Papa John’s International, Inc.	81,018	$5,267,790
Patrick Industries, Inc.	82,656	6,211,598
#*Penn Entertainment, Inc.	53,259	1,050,800
Perdoceo Education Corp.	307,503	5,562,729
#*Petco Health & Wellness Co., Inc.	210,356	727,832
PetMed Express, Inc.	52,555	362,104
*Planet Fitness, Inc., Class A	69,996	3,868,679
*Playa Hotels & Resorts NV	331,275	2,395,118
*PlayAGS, Inc.	36,031	257,261
#Polaris, Inc.	51,360	4,438,531
*Portillo’s, Inc., Class A	68,201	1,019,605
*Potbelly Corp.	65,146	573,285
#Purple Innovation, Inc.	65,893	63,916
PVH Corp.	106,623	7,927,420
#*QuantumScape Corp.	15,602	81,442
RCI Hospitality Holdings, Inc.	20,240	1,103,282
#*Red Robin Gourmet Burgers, Inc.	21,608	174,809
Red Rock Resorts, Inc., Class A	16,620	657,321
#*Revolve Group, Inc.	95,044	1,306,855
#*RH	16,366	3,567,133
Rocky Brands, Inc.	16,675	204,769
*Rover Group, Inc.	171,794	1,108,071
#*RumbleON, Inc., Class B	1,300	8,281
*Sabre Corp.	250,405	876,418
*Sally Beauty Holdings, Inc.	228,260	1,940,210
*SeaWorld Entertainment, Inc.	163,246	7,032,638
#*Shake Shack, Inc., Class A	92,694	5,194,572
Shoe Carnival, Inc.	58,787	1,345,047
#Signet Jewelers, Ltd.	107,618	7,514,965
*Six Flags Entertainment Corp.	218,659	4,351,314
*Skechers USA, Inc., Class A	108,249	5,219,767
*Skyline Champion Corp.	82,838	4,856,792
*Sleep Number Corp.	63,583	1,034,495
Smith & Wesson Brands, Inc.	125,532	1,849,086
#*Soho House & Co., Inc.	16,047	115,538
#*Solid Power, Inc.	23,213	30,641
*Solo Brands, Inc., Class A	36,112	139,031
Sonic Automotive, Inc., Class A	68,282	3,267,294
*Sonos, Inc.	266,438	2,872,202
#*Sportsman’s Warehouse Holdings, Inc.	90,515	460,721
Standard Motor Products, Inc.	79,632	2,781,546
#Steven Madden, Ltd.	161,820	5,306,078
*Stitch Fix, Inc., Class A	215,912	708,191
*Stoneridge, Inc.	76,970	1,252,302
Strategic Education, Inc.	69,214	5,697,004
*Strattec Security Corp.	8,211	186,800
#*Stride, Inc.	157,046	8,634,389
#Superior Group of Cos., Inc.	35,770	286,160
*Superior Industries International, Inc.	60,932	168,782
#*Sweetgreen, Inc., Class A	211,886	2,188,782
Tapestry, Inc.	62,627	1,726,000
#*Target Hospitality Corp.	5,192	71,286
*Taylor Morrison Home Corp.	301,535	11,554,821
Tempur Sealy International, Inc.	156,220	6,237,865
Texas Roadhouse, Inc.	62,372	6,333,253
#Thor Industries, Inc.	116,378	10,233,118
*Tile Shop Holdings, Inc.	57,940	318,091
*Tilly’s, Inc., Class A	62,873	509,271

6

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Toll Brothers, Inc.	93,082	$6,581,828
*TopBuild Corp.	29,483	6,744,531
#*Topgolf Callaway Brands Corp.	400,013	4,888,159
*Traeger, Inc.	6,283	16,524
Travel + Leisure Co.	156,434	5,323,449
*Tri Pointe Homes, Inc.	253,938	6,363,686
*Udemy, Inc.	1,739	15,529
*Under Armour, Inc., Class A	231,088	1,582,953
*Under Armour, Inc., Class C	305,076	1,961,639
*Unifi, Inc.	50,193	337,297
*Universal Electronics, Inc.	26,670	209,360
*Universal Technical Institute, Inc.	71,479	624,012
Upbound Group, Inc.	121,859	3,175,646
*Urban Outfitters, Inc.	237,783	8,232,047
Valvoline, Inc.	228,653	6,784,135
*Vera Bradley, Inc.	117,086	857,070
#VF Corp.	87,412	1,287,579
#*Victoria’s Secret & Co.	123,659	2,211,023
*Vista Outdoor, Inc.	192,952	4,846,954
*Visteon Corp.	60,580	6,974,575
*Vizio Holding Corp., Class A	96,491	491,139
*VOXX International Corp.	52,162	478,326
#*Warby Parker, Inc., Class A	122,660	1,592,127
Wendy’s Co. (The)	496,917	9,451,361
Weyco Group, Inc.	15,998	462,662
Whirlpool Corp.	778	81,348
#Wingstop, Inc.	57,820	10,567,761
Winmark Corp.	8,077	3,257,616
#Winnebago Industries, Inc.	120,372	6,975,557
Wolverine World Wide, Inc.	166,175	1,337,709
*WW International, Inc.	152,644	1,193,676
Wyndham Hotels & Resorts, Inc.	80,380	5,819,512
*XPEL, Inc.	52,539	2,432,556
*YETI Holdings, Inc.	168,593	7,168,574
*Zumiez, Inc.	46,491	763,847

TOTAL CONSUMER DISCRETIONARY		793,201,903

CONSUMER STAPLES — (3.9%)
Alico, Inc.	16,618	406,144
Andersons, Inc. (The)	122,544	6,143,131
#B&G Foods, Inc.	65,317	527,108
#*Beauty Health Co. (The)	71,263	288,615
*BellRing Brands, Inc.	138,965	6,076,939
*Boston Beer Co., Inc. (The), Class A	9,267	3,094,715
*Bridgford Foods Corp.	6,015	62,797
Calavo Growers, Inc.	42,682	1,081,562
#Cal-Maine Foods, Inc.	104,700	4,743,957
*Central Garden & Pet Co.	23,904	1,042,931
*Central Garden & Pet Co., Class A	87,969	3,491,490
*Chefs’ Warehouse, Inc. (The)	89,586	1,704,822
Coca-Cola Consolidated, Inc.	18,002	11,456,653
*Coty, Inc., Class A	25,915	242,824
*Darling Ingredients, Inc.	10,501	465,089
*Duckhorn Portfolio, Inc. (The)	172,507	1,799,248
Edgewell Personal Care Co.	165,619	5,780,103
*elf Beauty, Inc.	86,186	7,983,409
Energizer Holdings, Inc.	126,414	3,992,154
*Farmer Bros Co.	34,187	86,151
Flowers Foods, Inc.	287,076	6,295,577

7

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Fresh Del Monte Produce, Inc.	109,875	$2,746,875
#*Freshpet, Inc.	117,006	6,716,144
*Grocery Outlet Holding Corp.	189,145	5,233,642
*Hain Celestial Group, Inc. (The)	163,657	1,808,410
#*Herbalife, Ltd.	167,267	2,383,555
*Hostess Brands, Inc.	324,780	10,847,652
Ingles Markets, Inc., Class A	31,144	2,498,372
Ingredion, Inc.	72,935	6,825,257
Inter Parfums, Inc.	78,795	10,015,632
J & J Snack Foods Corp.	38,626	6,049,218
John B Sanfilippo & Son, Inc.	20,778	2,124,758
Lancaster Colony Corp.	62,962	10,651,282
#Limoneira Co.	23,305	333,028
*Mama’s Creations, Inc.	39,884	134,808
Medifast, Inc.	23,397	1,618,136
#MGP Ingredients, Inc.	54,137	5,124,608
*Mission Produce, Inc.	34,526	324,890
#*National Beverage Corp.	130,029	6,030,745
*Natural Alternatives International, Inc.	16,917	102,348
Natural Grocers by Vitamin Cottage, Inc.	43,715	549,498
*Nature’s Sunshine Products, Inc.	34,734	621,739
Nu Skin Enterprises, Inc., Class A	108,188	2,054,490
Oil-Dri Corp. of America	13,862	794,015
*Performance Food Group Co.	4,172	240,975
*Pilgrim’s Pride Corp.	78,518	2,002,209
*Post Holdings, Inc.	120,465	9,670,930
PriceSmart, Inc.	62,510	3,906,250
Reynolds Consumer Products, Inc.	124,921	3,176,741
*Rocky Mountain Chocolate Factory, Inc.	4,995	19,930
Seaboard Corp.	421	1,476,426
*Seneca Foods Corp., Class A	18,489	1,010,424
*Seneca Foods Corp., Class B	1,443	78,066
*Simply Good Foods Co. (The)	264,009	9,844,896
#*Sovos Brands, Inc.	117,784	2,557,091
SpartanNash Co.	81,571	1,834,532
Spectrum Brands Holdings, Inc.	70,495	5,309,683
#*Sprouts Farmers Market, Inc.	256,199	10,765,482
#Tootsie Roll Industries, Inc.	62,170	1,934,109
*TreeHouse Foods, Inc.	110,879	4,622,545
Turning Point Brands, Inc.	38,541	772,747
*United Natural Foods, Inc.	122,219	1,781,953
United-Guardian, Inc.	10,372	61,713
Universal Corp.	58,298	2,623,410
*USANA Health Sciences, Inc.	41,472	1,889,050
#Utz Brands, Inc.	81,577	994,424
Vector Group, Ltd.	434,340	4,465,015
Village Super Market, Inc., Class A	21,662	530,069
#*Vita Coco Co., Inc. (The)	78,590	2,129,789
*Vital Farms, Inc.	100,596	1,112,592
#WD-40 Co.	24,750	5,232,150
#Weis Markets, Inc.	53,993	3,514,944
#*Whole Earth Brands, Inc.	48,680	172,327

TOTAL CONSUMER STAPLES		236,084,993

ENERGY — (7.1%)
Adams Resources & Energy, Inc.	7,159	227,943
#*Amplify Energy Corp.	103,483	719,207
#Antero Midstream Corp.	873,489	10,778,854
*Antero Resources Corp.	53,720	1,581,517

8

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Archrock, Inc.	413,193	$5,235,155
Ardmore Shipping Corp.	97,025	1,289,462
Berry Corp.	159,681	1,333,336
*Bristow Group, Inc.	63,228	1,652,780
Cactus, Inc., Class A	72,895	3,421,691
California Resources Corp.	185,746	9,768,382
*Callon Petroleum Co.	128,415	4,796,300
*Centrus Energy Corp., Class A	34,781	1,845,828
ChampionX Corp.	244,867	7,541,904
Chord Energy Corp.	48,364	7,995,537
#Civitas Resources, Inc.	34,176	2,577,896
*Clean Energy Fuels Corp.	491,908	1,716,759
#*CNX Resources Corp.	527,561	11,458,625
#Comstock Resources, Inc.	562,342	7,085,509
CONSOL Energy, Inc.	95,110	8,739,658
#Core Laboratories, Inc.	91,041	1,950,098
#Crescent Energy Co., Class A	2,567	31,261
#CVR Energy, Inc.	162,335	5,316,471
Delek US Holdings, Inc.	205,229	5,407,784
*Denbury, Inc.	73,789	6,559,104
DHT Holdings, Inc.	546,752	6,079,882
*DMC Global, Inc.	35,464	672,043
Dorian LPG, Ltd.	112,383	3,592,885
*Dril-Quip, Inc.	88,503	1,916,975
DT Midstream, Inc.	115,024	6,207,845
#Earthstone Energy, Inc., Class A	216,255	4,578,118
#EnLink Midstream LLC	550,003	6,759,537
Epsilon Energy, Ltd.	47,393	270,614
Equitrans Midstream Corp.	468,809	4,158,336
Evolution Petroleum Corp.	85,488	549,688
Excelerate Energy, Inc., Class A	11,323	161,013
*Expro Group Holdings NV	158,698	2,499,494
#*Forum Energy Technologies, Inc.	21,245	462,504
*Geospace Technologies Corp.	19,547	234,369
#*Green Plains, Inc.	230,490	6,771,796
*Gulfport Energy Corp.	37,072	4,582,470
*Hallador Energy Co.	89,680	1,253,726
*Helix Energy Solutions Group, Inc.	541,665	5,308,317
Helmerich & Payne, Inc.	218,419	8,642,840
#HighPeak Energy, Inc.	20,907	370,263
#*Independence Contract Drilling, Inc.	18,482	49,347
International Seaways, Inc.	169,165	8,135,145
#Kinetik Holdings, Inc.	1,391	49,297
*Kosmos Energy, Ltd.	1,097,359	7,944,879
Liberty Energy, Inc.	415,353	8,182,454
*Lightbridge Corp.	11,391	48,981
#Magnolia Oil & Gas Corp., Class A	278,181	6,245,163
*Mammoth Energy Services, Inc.	13,197	53,448
#Matador Resources Co.	180,709	11,147,938
Mexco Energy Corp.	1,439	18,360
Murphy Oil Corp.	183,768	8,245,670
*Nabors Industries, Ltd.	21,846	2,133,043
NACCO Industries, Inc., Class A	14,436	498,764
*National Energy Services Reunited Corp.	171,872	971,077
*Natural Gas Services Group, Inc.	34,938	512,890
*NCS Multistage Holdings, Inc.	1,332	18,142
#New Fortress Energy, Inc.	97,023	2,939,797
*Newpark Resources, Inc.	233,994	1,619,239

9

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
#*Nine Energy Service, Inc.	56,531	$198,989
Noble Corp. PLC	76,986	3,594,476
Nordic American Tankers, Ltd.	609,190	2,796,182
Northern Oil and Gas, Inc.	118,961	4,560,965
NOV, Inc.	226,022	4,511,399
*Oceaneering International, Inc.	247,491	5,442,327
*Oil States International, Inc.	186,373	1,353,068
*Overseas Shipholding Group, Inc., Class A	161,489	789,681
*Par Pacific Holdings, Inc.	167,534	5,498,466
#Patterson-UTI Energy, Inc.	1,047,625	13,304,838
PBF Energy, Inc., Class A	280,274	13,321,423
#Peabody Energy Corp.	337,395	7,959,148
#Permian Resources Corp.	300,269	4,374,919
PHX Minerals, Inc.	100,380	347,315
*PrimeEnergy Resources Corp.	490	52,391
*Profire Energy, Inc.	15,865	29,350
*ProPetro Holding Corp.	273,168	2,862,801
#Range Resources Corp.	231,047	8,280,724
Ranger Energy Services, Inc.	8,411	97,652
*REX American Resources Corp.	46,111	1,752,679
#Riley Exploration Permian, Inc.	6,622	209,586
#*Ring Energy, Inc.	25,732	44,774
#RPC, Inc.	514,987	4,284,692
SandRidge Energy, Inc.	54,388	862,050
Scorpio Tankers, Inc.	124,244	6,976,301
#*SEACOR Marine Holdings, Inc.	49,304	683,353
*Seadrill, Ltd.	35,699	1,410,824
Select Water Solutions, Inc.	243,844	1,814,199
SFL Corp., Ltd.	294,261	3,195,674
*SilverBow Resources, Inc.	24,848	847,317
#Sitio Royalties Corp., Class A	57,777	1,428,247
SM Energy Co.	290,705	11,721,226
Solaris Oilfield Infrastructure, Inc., Class A	77,051	711,951
*Southwestern Energy Co.	1,351,068	9,633,115
#*Talos Energy, Inc.	303,807	4,709,009
TechnipFMC PLC	878,373	18,902,587
*Teekay Corp.	241,774	1,699,671
Teekay Tankers, Ltd., Class A	83,937	4,171,669
*TETRA Technologies, Inc.	304,480	1,443,235
*Tidewater, Inc.	132,298	9,042,568
#*Transocean, Ltd.	1,419,931	9,399,943
*US Silica Holdings, Inc.	221,540	2,673,988
VAALCO Energy, Inc.	2,368	10,585
*Valaris, Ltd.	66,713	4,405,727
*Vital Energy, Inc.	54,502	2,727,280
#Vitesse Energy, Inc.	14,301	338,791
*W&T Offshore, Inc.	418,403	1,736,372
*Weatherford International PLC	87,671	8,161,293
World Kinect Corp.	164,696	3,046,876

TOTAL ENERGY		430,339,106

FINANCIALS — (17.4%)
1st Source Corp.	55,083	2,512,886
#*Acacia Research Corp.	120,887	433,984
#ACNB Corp.	8,110	279,065
Affiliated Managers Group, Inc.	92,710	11,381,080
#*Affirm Holdings, Inc.	104,654	1,842,957
Alerus Financial Corp.	11,018	190,722
Ally Financial, Inc.	1,920	46,445

10

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Amalgamated Financial Corp.	62,531	$1,140,565
#A-Mark Precious Metals, Inc.	67,328	1,823,242
*Ambac Financial Group, Inc.	106,042	1,286,289
Amerant Bancorp, Inc.	31,938	582,230
American Equity Investment Life Holding Co.	179,806	9,522,526
American National Bankshares, Inc.	18,166	693,215
Ameris BanCorp	200,047	7,461,753
AMERISAFE, Inc.	55,043	2,805,542
AmeriServ Financial, Inc.	40,106	102,270
#Ames National Corp.	10,442	176,679
Argo Group International Holdings, Ltd.	7,557	225,501
Arrow Financial Corp.	41,059	874,967
#Artisan Partners Asset Management, Inc., Class A	137,712	4,544,496
*AssetMark Financial Holdings, Inc.	68,657	1,641,589
Associated Banc-Corp.	422,521	6,849,065
Associated Capital Group, Inc., Class A	1,556	52,344
Assurant, Inc.	4,792	713,529
Assured Guaranty, Ltd.	191,615	11,956,776
Atlantic American Corp.	4,900	8,330
#Atlantic Union Bankshares Corp.	226,858	6,535,779
#*Atlanticus Holdings Corp.	27,041	791,220
Auburn National BanCorp, Inc.	300	6,300
*Avantax, Inc.	92,672	2,391,864
*AvidXchange Holdings, Inc.	500,125	4,321,080
Axis Capital Holdings, Ltd.	155,365	8,871,341
*Axos Financial, Inc.	157,759	5,684,057
#B Riley Financial, Inc.	24,955	903,621
#Banc of California, Inc.	162,136	1,817,545
BancFirst Corp.	61,119	4,957,362
*BanCorp, Inc. (The)	212,399	7,572,024
#Bank First Corp.	384	30,324
#Bank of Hawaii Corp.	81,946	4,047,313
Bank of Marin BanCorp	34,459	578,911
Bank of NT Butterfield & Son, Ltd. (The)	81,794	2,066,116
#Bank OZK	313,130	11,213,185
Bank7 Corp.	1,232	25,798
BankFinancial Corp.	33,333	279,997
BankUnited, Inc.	162,068	3,534,703
Bankwell Financial Group, Inc.	10,281	251,576
Banner Corp.	87,386	3,688,563
Bar Harbor Bankshares	26,589	665,257
BayCom Corp.	22,276	441,065
BCB BanCorp, Inc.	32,822	337,410
Berkshire Hills BanCorp, Inc.	107,010	2,098,466
#BGC Group, Inc., Class A	561,027	3,293,228
*Blue Foundry BanCorp	31,985	241,487
Blue Ridge Bankshares, Inc.	2,755	8,678
BOK Financial Corp.	73,299	4,802,550
#Bread Financial Holdings, Inc.	132,698	3,586,827
Bridge Investment Group Holdings, Inc., Class A	12,248	89,165
*Bridgewater Bancshares, Inc.	37,033	356,628
*Brighthouse Financial, Inc.	165,014	7,475,134
Brightsphere Investment Group, Inc.	97,145	1,521,291
Brookline BanCorp, Inc.	191,656	1,560,080
*BRP Group, Inc., Class A	83,722	1,752,301
Business First Bancshares, Inc.	35,501	693,690
Byline BanCorp, Inc.	87,355	1,657,124
C&F Financial Corp.	5,295	278,835

11

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#Cadence Bank	635,405	$13,457,878
*California First Leasing Corp.	1,651	27,654
Cambridge BanCorp	15,736	845,181
Camden National Corp.	38,223	1,114,583
*Cannae Holdings, Inc.	101,569	1,660,653
*Cantaloupe, Inc.	155,844	1,025,454
Capital BanCorp, Inc.	10,907	222,939
Capital City Bank Group, Inc.	33,621	960,552
Capitol Federal Financial, Inc.	302,138	1,571,118
Capstar Financial Holdings, Inc.	42,430	644,087
*Carter Bankshares, Inc.	31,195	351,256
*Carver Bancorp, Inc.	4,865	6,227
Cass Information Systems, Inc.	37,440	1,415,606
Cathay General BanCorp	253,495	8,596,015
*CCUR Holdings, Inc.	3	9,150
Central Pacific Financial Corp.	56,593	893,038
Central Valley Community Bancorp	18,987	299,425
Chemung Financial Corp.	2,692	111,126
Citizens & Northern Corp.	29,133	527,307
Citizens Community BanCorp, Inc.	17,222	151,898
#Citizens Holding Co.	592	5,926
#*Citizens, Inc.	61,898	185,075
#City Holding Co.	34,131	3,098,412
Civista Bancshares, Inc.	31,757	463,017
CNB Financial Corp.	44,242	804,320
CNO Financial Group, Inc.	272,433	6,314,997
*Coastal Financial Corp.	28,531	1,060,497
Codorus Valley BanCorp, Inc.	15,020	294,692
#Cohen & Steers, Inc.	96,270	5,029,145
Colony Bankcorp, Inc.	20,006	199,060
Columbia Banking System, Inc.	294,138	5,785,694
#*Columbia Financial, Inc.	115,535	1,860,113
Comerica, Inc.	54,250	2,137,450
#Commerce Bancshares, Inc.	81,503	3,574,722
Community Bank System, Inc.	128,523	5,134,494
Community Trust BanCorp, Inc.	50,381	1,892,310
Community West Bancshares	1,200	15,132
ConnectOne BanCorp, Inc.	81,043	1,320,190
#*Consumer Portfolio Services, Inc.	14,641	135,429
Crawford & Co., Class A	73,049	668,398
Crawford & Co., Class B	54,225	443,018
#*Credit Acceptance Corp.	11,516	4,634,384
*CrossFirst Bankshares, Inc.	63,538	672,232
Cullen/Frost Bankers, Inc.	26,900	2,447,631
*Customers BanCorp, Inc.	80,490	3,236,503
#CVB Financial Corp.	294,378	4,598,184
Diamond Hill Investment Group, Inc.	8,526	1,339,435
Dime Community Bancshares, Inc.	82,606	1,519,124
Donegal Group, Inc., Class A	54,376	767,789
Donegal Group, Inc., Class B	870	11,406
*Donnelley Financial Solutions, Inc.	68,577	3,732,646
Eagle BanCorp Montana, Inc.	498	5,822
Eagle BanCorp, Inc.	75,365	1,468,110
East West Bancorp, Inc.	540	28,955
Eastern Bankshares, Inc.	303,520	3,341,755
*eHealth, Inc.	67,634	580,300
Employers Holdings, Inc.	73,607	2,797,066
Enact Holdings, Inc.	35,274	972,151

12

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Encore Capital Group, Inc.	61,738	$2,326,288
*Enova International, Inc.	106,412	4,243,711
*Enstar Group, Ltd.	30,247	7,167,632
Enterprise BanCorp, Inc.	16,173	425,512
Enterprise Financial Services Corp.	108,753	3,781,342
Equity Bancshares, Inc., Class A	35,036	847,871
Esquire Financial Holdings, Inc.	14,789	677,336
ESSA Bancorp, Inc.	14,300	238,095
Essent Group, Ltd.	250,828	11,849,115
*Euronet Worldwide, Inc.	56,094	4,310,263
#Evans BanCorp, Inc.	8,738	216,003
Evercore, Inc.	81,410	10,597,954
EVERTEC, Inc.	134,067	4,260,649
#*EZCORP, Inc., Class A	123,667	1,014,069
#Farmers & Merchants BanCorp, Inc.	6,772	117,968
#Farmers National Banc Corp.	78,771	889,325
FB Financial Corp.	93,284	2,739,751
Federal Agricultural Mortgage Corp., Class A	1,115	134,887
Federal Agricultural Mortgage Corp., Class C	23,152	3,439,461
Federated Hermes, Inc.	255,494	8,099,160
#Fidelity D&D Bancorp, Inc.	535	23,968
Financial Institutions, Inc.	36,901	584,512
First American Financial Corp.	171,636	8,828,956
First BanCorp	425,979	5,686,820
First BanCorp, Inc. (The)	23,246	544,654
First Bancorp/Southern Pines NC	88,626	2,571,927
First Bancshares, Inc. (The)	59,714	1,446,273
First Bank	21,025	232,536
First Busey Corp.	112,982	2,243,823
First Business Financial Services, Inc.	16,312	500,778
First Commonwealth Financial Corp.	262,049	3,191,757
First Community Bankshares, Inc.	46,055	1,503,696
First Community Corp.	400	7,080
First Financial BanCorp	326,110	6,033,035
First Financial Bankshares, Inc.	339,964	8,176,134
First Financial Corp.	28,642	985,571
First Financial Northwest, Inc.	23,602	255,846
#First Foundation, Inc.	121,952	553,662
First Hawaiian, Inc.	284,871	5,107,737
First Horizon Corp.	135,409	1,455,647
First Internet BanCorp	20,819	340,807
First Interstate BancSystem, Inc., Class A	220,366	5,083,844
First Merchants Corp.	150,298	4,104,638
First Mid Bancshares, Inc.	40,696	1,111,815
First Northwest BanCorp	12,745	165,558
First of Long Island Corp. (The)	49,693	533,703
First Savings Financial Group, Inc.	432	6,394
First United Corp.	1,912	31,319
*First Western Financial, Inc.	3,925	52,477
FirstCash Holdings, Inc.	112,656	12,270,492
Five Star BanCorp	2,503	48,733
Flushing Financial Corp.	64,177	791,944
*Flywire Corp.	172,598	4,641,160
#FNB Corp.	899,584	9,616,553
FS BanCorp, Inc.	13,629	393,469
Fulton Financial Corp.	563,168	7,315,552
#*FVCBankCorp, Inc.	5,714	62,397
GCM Grosvenor, Inc., Class A	16,726	134,644

13

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Genworth Financial, Inc.	1,084,697	$6,497,335
German American BanCorp, Inc.	62,921	1,719,631
#Glacier BanCorp, Inc.	235,005	7,094,801
#*Goosehead Insurance, Inc., Class A	39,148	2,539,531
Great Southern BanCorp, Inc.	44,421	2,208,612
*Green Dot Corp., Class A	121,140	1,354,345
Greene County BanCorp, Inc.	4,050	95,985
Greenhill & Co., Inc.	18,365	271,986
*Greenlight Capital Re, Ltd., Class A	59,436	662,711
Guaranty Bancshares, Inc.	16,826	480,046
Hamilton Lane, Inc., Class A	33,984	2,858,734
Hancock Whitney Corp.	270,454	9,311,731
Hanmi Financial Corp.	135,671	1,991,650
Hanover Insurance Group, Inc. (The)	112,880	13,230,665
HarborOne BanCorp, Inc.	96,058	945,211
Hawthorn Bancshares, Inc.	2,569	44,829
HBT Financial, Inc.	14,684	264,312
#HCI Group, Inc.	25,998	1,533,102
Heartland Financial USA, Inc.	91,612	2,510,169
Heritage Commerce Corp.	131,847	1,078,508
Heritage Financial Corp.	92,367	1,502,811
*Heritage Global, Inc.	38,291	118,319
*Heritage Insurance Holdings, Inc.	51,064	301,788
Hilltop Holdings, Inc.	151,509	4,184,679
#Hingham Institution For Savings (The)	3,897	579,016
HMN Financial, Inc.	3,408	62,026
Home BanCorp, Inc.	9,721	333,139
#Home BancShares, Inc.	505,085	10,328,988
HomeStreet, Inc.	53,293	257,405
HomeTrust Bancshares, Inc.	17,734	365,498
Hope BanCorp, Inc.	308,339	2,701,050
Horace Mann Educators Corp.	117,670	3,733,669
Horizon BanCorp, Inc.	97,370	924,041
Houlihan Lokey, Inc.	41,337	4,155,195
*I3 Verticals, Inc., Class A	58,699	1,100,606
Independent Bank Corp.	45,382	905,371
Independent Bank Corp.	101,728	4,964,326
Independent Bank Group, Inc.	89,007	3,146,397
International Bancshares Corp.	167,638	7,347,574
*International Money Express, Inc.	101,949	1,627,106
#Invesco, Ltd.	174,882	2,268,220
Investar Holding Corp.	8,123	77,006
Investors Title Co.	3,865	555,826
Jackson Financial, Inc., Class A	195,518	7,177,466
James River Group Holdings, Ltd.	79,990	1,099,862
Janus Henderson Group PLC	357,913	8,257,053
Jefferies Financial Group, Inc.	67,686	2,178,135
Kearny Financial Corp.	174,305	1,209,677
Kemper Corp.	130,062	5,186,873
Kentucky First Federal BanCorp	3,402	15,173
Kinsale Capital Group, Inc.	12,383	4,134,808
Lake Shore BanCorp, Inc.	338	3,306
Lakeland BanCorp, Inc.	92,210	1,040,129
Lakeland Financial Corp.	55,383	2,727,613
Landmark BanCorp, Inc.	3,811	63,606
Lazard, Ltd., Class A	30,144	837,099
#LCNB Corp.	15,999	223,826
#*Lemonade, Inc.	1,367	14,955

14

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*LendingClub Corp.	171,003	$887,506
*LendingTree, Inc.	28,217	373,311
Lincoln National Corp.	88,700	1,930,999
Live Oak Bancshares, Inc.	76,073	2,194,706
Luther Burbank Corp.	40,294	327,993
Macatawa Bank Corp.	68,691	627,149
Magyar Bancorp, Inc.	1,254	11,286
#*Maiden Holdings, Ltd.	134,424	220,455
*Marqeta, Inc., Class A	807,618	4,175,385
*MBIA, Inc.	13,307	91,552
Mercantile Bank Corp.	34,417	1,133,696
Merchants BanCorp	28,906	864,000
Mercury General Corp.	121,990	3,767,051
Meridian Corp.	2,194	21,940
Metrocity Bankshares, Inc.	25,966	520,359
*Metropolitan Bank Holding Corp.	20,835	675,262
MGIC Investment Corp.	436,482	7,350,357
Mid Penn BanCorp, Inc.	16,892	321,962
Middlefield Banc Corp.	654	16,677
Midland States BanCorp, Inc.	50,283	1,097,175
MidWestOne Financial Group, Inc.	26,351	524,912
#Moelis & Co., Class A	140,250	5,840,010
*Mr. Cooper Group, Inc.	102,149	5,774,483
MVB Financial Corp.	14,505	285,023
National Bank Holdings Corp., Class A	81,980	2,556,136
#National Bankshares, Inc.	5,275	123,962
National Western Life Group, Inc., Class A	6,307	3,020,422
Navient Corp.	281,248	4,474,656
NBT BanCorp, Inc.	129,702	4,341,126
*NCR Atleos Corp.	114,976	2,536,371
Nelnet, Inc., Class A	56,334	4,777,687
#*NerdWallet, Inc., Class A	56,158	605,383
New York Community BanCorp, Inc.	906,846	8,596,900
*NI Holdings, Inc.	5,418	68,754
Nicolet Bankshares, Inc.	22,423	1,632,843
*NMI Holdings, Inc., Class A	245,168	6,705,345
Northeast Bank	11,637	555,550
Northfield BanCorp, Inc.	113,924	979,746
Northrim BanCorp, Inc.	10,583	441,417
Northwest Bancshares, Inc.	366,230	3,816,117
Norwood Financial Corp.	949	24,304
#Oak Valley Bancorp	488	12,176
OceanFirst Financial Corp.	132,307	1,675,007
*Ocwen Financial Corp.	15,110	363,244
OFG BanCorp	106,859	3,165,164
Ohio Valley Banc Corp.	834	19,933
Old National Bancorp	484,513	6,637,828
Old Republic International Corp.	59,115	1,618,569
Old Second Bancorp, Inc.	56,434	765,245
OneMain Holdings, Inc.	148,752	5,344,659
OP Bancorp	22,627	191,198
*Open Lending Corp.	209,774	1,256,546
*Oportun Financial Corp.	43,625	255,206
Oppenheimer Holdings, Inc., Class A	10,870	381,211
#Origin BanCorp, Inc.	38,946	1,152,412
Orrstown Financial Services, Inc.	13,622	287,560
*Oscar Health, Inc., Class A	293,482	1,502,628
Pacific Premier BanCorp, Inc.	218,876	4,158,644

15

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#PacWest BanCorp	106,299	$752,597
*Palomar Holdings, Inc.	38,065	1,906,295
#Park National Corp.	31,241	3,167,525
Parke BanCorp, Inc.	13,358	224,949
Pathward Financial, Inc.	71,197	3,224,512
#*Paymentus Holdings, Inc., Class A	8,421	122,610
*Payoneer Global, Inc.	428,078	2,478,572
*Paysafe, Ltd.	91,992	894,162
PCB Bancorp	10,183	156,615
Peapack-Gladstone Financial Corp.	41,623	972,730
Penns Woods Bancorp, Inc.	5,366	113,115
PennyMac Financial Services, Inc.	120,449	8,094,173
Peoples BanCorp of North Carolina, Inc.	1,084	24,390
Peoples BanCorp, Inc.	119,978	3,308,993
Peoples Financial Services Corp.	3,727	146,136
Perella Weinberg Partners	23,825	233,723
Pinnacle Financial Partners, Inc.	121,580	7,581,729
Piper Sandler Cos.	34,880	4,877,968
PJT Partners, Inc., Class A	42,866	3,358,980
Plumas Bancorp	2,047	69,905
*Ponce Financial Group, Inc.	17,471	135,924
Popular, Inc.	145,540	9,465,922
*PRA Group, Inc.	84,222	1,036,773
Preferred Bank	36,275	2,160,902
Premier Financial Corp.	78,292	1,358,366
Primerica, Inc.	38,393	7,339,206
Primis Financial Corp.	50,126	469,179
Princeton BanCorp, Inc.	817	24,510
ProAssurance Corp.	115,874	1,969,858
*PROG Holdings, Inc.	142,696	3,908,443
Prosperity Bancshares, Inc.	82,503	4,499,714
Provident Financial Holdings, Inc.	13,724	164,002
#Provident Financial Services, Inc.	196,735	2,764,127
QCR Holdings, Inc.	64,504	3,060,715
Radian Group, Inc.	340,486	8,627,915
RBB Bancorp	23,046	266,642
Red River Bancshares, Inc.	4,531	210,601
Regional Management Corp.	27,194	676,043
#*Remitly Global, Inc.	162,537	4,377,121
RenaissanceRe Holdings, Ltd.	223	48,969
Renasant Corp.	195,725	4,773,733
*Repay Holdings Corp.	195,674	1,172,087
Republic BanCorp, Inc., Class A	37,566	1,660,042
Richmond Mutual BanCorp, Inc.	1,956	19,188
Riverview BanCorp, Inc.	43,779	234,218
RLI Corp.	127,893	17,040,463
S&T BanCorp, Inc.	88,935	2,290,966
*Safeguard Scientifics, Inc.	668	668
Safety Insurance Group, Inc.	39,307	2,954,707
Sandy Spring BanCorp, Inc.	96,586	1,975,184
Sculptor Capital Management, Inc.	3,270	41,365
Seacoast Banking Corp. of Florida	194,180	3,924,378
*Security National Financial Corp., Class A	4,563	31,530
Selective Insurance Group, Inc.	195,036	20,305,198
ServisFirst Bancshares, Inc.	107,264	5,058,570
#*Shift4 Payments, Inc., Class A	48,816	2,173,288
Shore Bancshares, Inc.	43,550	446,823
Sierra BanCorp	35,464	624,166

16

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Silvercrest Asset Management Group, Inc., Class A	14,931	$265,025
Simmons First National Corp., Class A	322,592	4,584,032
*SiriusPoint, Ltd.	418,307	4,120,324
SLM Corp.	461,143	5,994,859
SmartFinancial, Inc.	21,172	441,436
South Plains Financial, Inc.	14,968	401,442
*Southern First Bancshares, Inc.	16,056	433,512
#Southern Missouri BanCorp, Inc.	17,261	698,207
Southside Bancshares, Inc.	69,916	1,866,757
#SouthState Corp.	188,572	12,464,609
Stellar Bancorp, Inc.	91,780	1,995,297
StepStone Group, Inc., Class A	80,816	2,287,093
*Sterling BanCorp, Inc.	8,595	47,616
Stewart Information Services Corp.	70,376	3,073,320
#Stifel Financial Corp.	152,411	8,687,427
Stock Yards Bancorp, Inc.	58,475	2,286,957
*StoneX Group, Inc.	70,041	6,676,308
Summit Financial Group, Inc.	12,556	269,954
Summit State Bank	1,100	14,025
*SWK Holdings Corp.	357	5,762
Synovus Financial Corp.	220,398	5,745,776
Territorial BanCorp, Inc.	20,178	155,774
*Texas Capital Bancshares, Inc.	92,584	5,097,675
#TFS Financial Corp.	179,823	2,132,701
Timberland BanCorp, Inc.	16,448	463,669
Tiptree, Inc.	82,586	1,247,874
#Tompkins Financial Corp.	31,481	1,576,568
Towne Bank/Portsmouth VA	233,717	5,595,185
TriCo Bancshares	67,733	2,191,163
*Triumph Financial, Inc.	53,015	3,300,184
#*Trupanion, Inc.	18,685	384,911
TrustCo Bank Corp.	51,064	1,303,664
Trustmark Corp.	159,805	3,213,679
UMB Financial Corp.	166,697	10,455,236
*»Unico American Corp.	4,300	76
United Bancshares, Inc.	110	1,900
United Bankshares, Inc.	425,583	12,103,581
United Community Banks, Inc.	265,402	5,862,730
United Fire Group, Inc.	61,707	1,242,779
United Security Bancshares/Fresno CA	14,574	113,240
Unity BanCorp, Inc.	15,427	371,174
Universal Insurance Holdings, Inc.	69,724	1,091,878
Univest Financial Corp.	65,026	1,083,333
#*Upstart Holdings, Inc.	2,129	51,160
US Global Investors, Inc., Class A	5,500	15,180
#Valley National BanCorp	1,065,519	8,289,738
Value Line, Inc.	4,121	168,755
Veritex Holdings, Inc.	98,141	1,689,988
Victory Capital Holdings, Inc., Class A	162,329	4,782,212
Virtu Financial, Inc., Class A	180,846	3,343,843
Virtus Investment Partners, Inc.	20,906	3,851,512
Voya Financial, Inc.	31,108	2,077,081
WaFd, Inc.	260,966	6,440,641
Walker & Dunlop, Inc.	96,178	6,232,334
Washington Trust BanCorp, Inc.	36,836	854,227
Waterstone Financial, Inc.	62,320	673,056
Webster Financial Corp.	81,870	3,108,604
WesBanco, Inc.	133,162	3,247,821

17

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
West BanCorp, Inc.	37,627	$618,212
Westamerica BanCorp	55,501	2,621,867
Western Alliance Bancorp	64,424	2,647,826
Western New England Bancorp, Inc.	41,261	295,841
Western Union Co. (The)	357,586	4,037,146
Westwood Holdings Group, Inc.	11,660	105,989
*WEX, Inc.	3,661	609,483
White Mountains Insurance Group, Ltd.	4,517	6,462,698
Wintrust Financial Corp.	147,466	11,014,236
#WisdomTree, Inc.	350,393	2,172,437
#*World Acceptance Corp.	16,008	1,578,709
WSFS Financial Corp.	163,440	5,785,776
WVS Financial Corp.	700	8,575
Zions BanCorp NA	71,215	2,196,983

TOTAL FINANCIALS		1,060,871,532

HEALTH CARE — (9.4%)
*10X Genomics, Inc., Class A	89,886	3,171,178
#*2seventy bio, Inc.	51,888	126,607
*4D Molecular Therapeutics, Inc.	75,189	807,530
*Aadi Bioscience, Inc.	5,665	24,813
*Abeona Therapeutics, Inc.	7,214	27,557
*Acadia Healthcare Co., Inc.	85,066	6,253,202
*ACADIA Pharmaceuticals, Inc.	24,312	548,722
*Accolade, Inc.	153,007	994,545
#*Accuray, Inc.	203,962	538,460
*Aclaris Therapeutics, Inc.	26,682	132,876
#*Actinium Pharmaceuticals, Inc.	12,136	67,719
*Acumen Pharmaceuticals, Inc.	6,202	11,598
*AdaptHealth Corp.	95,006	696,394
*Adaptive Biotechnologies Corp.	254,105	1,128,226
*Addus HomeCare Corp.	41,373	3,264,330
*ADMA Biologics, Inc.	328,414	1,110,039
#*Aerovate Therapeutics, Inc.	2,412	25,591
#*Agiliti, Inc.	99,998	562,989
#*agilon health, Inc.	10,369	186,642
*Agios Pharmaceuticals, Inc.	154,277	3,241,360
*Airsculpt Technologies, Inc.	2,838	17,028
*Akero Therapeutics, Inc.	16,815	200,435
*Aldeyra Therapeutics, Inc.	114,528	195,843
*Alector, Inc.	169,642	882,138
*Alkermes PLC	279,880	6,770,297
*Allakos, Inc.	32,412	61,907
#*Allogene Therapeutics, Inc.	166,940	470,771
*Alpine Immune Sciences, Inc.	13,131	134,461
*Altimmune, Inc.	66,436	160,111
#*ALX Oncology Holdings, Inc.	7,434	53,525
*Amedisys, Inc.	41,984	3,841,116
*American Well Corp., Class A	203,124	237,655
*AMN Healthcare Services, Inc.	96,106	7,290,601
#*Amneal Pharmaceuticals, Inc.	150,597	582,810
*Amphastar Pharmaceuticals, Inc.	123,570	5,594,014
#*AnaptysBio, Inc.	66,073	1,077,651
#*Anavex Life Sciences Corp.	8,583	47,893
*AngioDynamics, Inc.	71,954	446,115
*ANI Pharmaceuticals, Inc.	43,973	2,714,893
*Anika Therapeutics, Inc.	31,437	613,022
#*Annovis Bio, Inc.	8,904	58,855
#*Apollo Medical Holdings, Inc.	79,173	2,470,989

18

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Apyx Medical Corp.	32,751	$75,000
*Arcturus Therapeutics Holdings, Inc.	77,486	1,479,983
*Arcus Biosciences, Inc.	141,443	2,222,070
*Arrowhead Pharmaceuticals, Inc.	102,033	2,508,991
#*ARS Pharmaceuticals, Inc.	88,507	315,970
*Artivion, Inc.	88,733	1,130,458
*Arvinas, Inc.	50,082	807,322
*Astria Therapeutics, Inc.	984	4,910
*AtriCure, Inc.	104,893	3,633,494
Atrion Corp.	3,781	1,293,026
*Aura Biosciences, Inc.	10,411	84,954
*Avanos Medical, Inc.	101,334	1,860,492
#*Avid Bioservices, Inc.	133,308	819,844
#*Avidity Biosciences, Inc.	140,325	722,674
*Avita Medical, Inc.	9,108	84,795
#*Axogen, Inc.	84,683	318,408
*Axonics, Inc.	81,923	4,195,277
*Azenta, Inc.	112,353	5,106,444
#*Beam Therapeutics, Inc.	84,851	1,793,750
*BioAtla, Inc.	12,102	17,790
*BioLife Solutions, Inc.	88,323	892,062
#*Biomea Fusion, Inc.	1,350	13,797
*Biote Corp., Class A	5,785	30,834
#*Bioventus, Inc., Class A	6,737	25,129
#*Bluebird Bio, Inc.	230,657	680,438
*Blueprint Medicines Corp.	37,403	2,201,541
#*Brookdale Senior Living, Inc.	435,846	1,704,158
*C4 Therapeutics, Inc.	25,076	37,363
#*Cabaletta Bio, Inc.	56,665	808,043
*Capricor Therapeutics, Inc.	16,385	46,206
*Cara Therapeutics, Inc.	24,468	31,564
#*CareDx, Inc.	43,439	235,005
#*Caribou Biosciences, Inc.	99,846	362,441
#Carisma Therapeutics, Inc.	5,264	15,792
#*Cassava Sciences, Inc.	3,692	74,394
*Castle Biosciences, Inc.	53,971	843,027
*Catalent, Inc.	1,210	41,612
*Catalyst Pharmaceuticals, Inc.	291,495	3,617,453
#*Celldex Therapeutics, Inc.	44,276	1,041,372
*Certara, Inc.	222,371	2,710,702
Chemed Corp.	3,989	2,244,411
#*Cogent Biosciences, Inc.	158,697	1,294,968
*Collegium Pharmaceutical, Inc.	95,058	2,068,462
#Community Health Systems, Inc.	290,435	621,531
*Computer Programs and Systems, Inc.	31,779	447,766
#CONMED Corp.	81,775	7,969,792
*Corbus Pharmaceuticals Holdings, Inc.	2,381	12,976
*Corcept Therapeutics, Inc.	222,576	6,249,934
#*CorMedix, Inc.	13,088	45,546
*CorVel Corp.	58,039	11,256,084
*Crinetics Pharmaceuticals, Inc.	68,131	1,995,557
*Cross Country Healthcare, Inc.	105,626	2,446,298
#*CryoPort, Inc.	77,623	752,943
*Cue Biopharma, Inc.	40,888	85,865
#*Cullinan Oncology, Inc.	33,923	316,502
*Cumberland Pharmaceuticals, Inc.	18,699	35,341
*Cymabay Therapeutics, Inc.	121,532	1,990,694
*Cytek Biosciences, Inc.	66,923	281,746

19

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*DarioHealth Corp.	26,502	$33,923
*DaVita, Inc.	2,120	163,728
#*Day One Biopharmaceuticals, Inc.	93,443	1,105,431
*Deciphera Pharmaceuticals, Inc.	162,319	1,946,205
#*Definitive Healthcare Corp.	77,302	445,260
*Denali Therapeutics, Inc.	162,032	3,051,063
DENTSPLY SIRONA, Inc.	23,651	719,227
*Dominari Holdings, Inc.	5,049	9,694
#*Doximity, Inc., Class A	74,182	1,515,538
*Dynavax Technologies Corp.	302,920	4,304,493
*Dyne Therapeutics, Inc.	129,993	916,451
*Eagle Pharmaceuticals, Inc.	25,464	349,621
*Edgewise Therapeutics, Inc.	5,814	37,210
#*Editas Medicine, Inc.	191,690	1,280,489
*Elanco Animal Health, Inc.	417,490	3,678,087
*Electromed, Inc.	14,468	152,348
*Elicio Therapeutics, Inc.	1,595	10,575
Embecta Corp.	77,604	1,173,372
#*Emergent BioSolutions, Inc.	97,181	203,108
*Enanta Pharmaceuticals, Inc.	43,695	394,129
Encompass Health Corp.	158,069	9,888,797
*Enhabit, Inc.	88,158	649,724
*Enovis Corp.	121,175	5,561,932
Ensign Group, Inc. (The)	183,223	17,699,342
#*Entrada Therapeutics, Inc.	2,666	42,683
*Envista Holdings Corp.	288,899	6,722,680
*Enzo Biochem, Inc.	28,908	38,737
*EQRx, Inc.	434,797	947,857
*Erasca, Inc.	7,543	17,424
*Eterna Therapeutics, Inc.	46	63
*Eton Pharmaceuticals, Inc.	1,327	5,600
#*Evolent Health, Inc., Class A	161,180	3,937,627
*Evolus, Inc.	37,797	287,257
*Exelixis, Inc.	636,960	13,115,006
*Fate Therapeutics, Inc.	31,684	57,348
#*Femasys, Inc.	4,186	6,195
#*Finch Therapeutics Group, Inc.	1,383	5,200
*FONAR Corp.	14,375	194,781
#*Fulcrum Therapeutics, Inc.	29,399	107,012
#*Fulgent Genetics, Inc.	43,895	1,050,846
*Generation Bio Co.	19,826	18,603
*Glaukos Corp.	118,235	8,063,627
*Globus Medical, Inc.	124,720	5,700,951
*GoodRx Holdings, Inc., Class A	178,387	879,448
#*Gritstone bio, Inc.	8,329	15,825
*Haemonetics Corp.	61,479	5,239,855
*Halozyme Therapeutics, Inc.	120,348	4,076,187
*Harmony Biosciences Holdings, Inc.	129,444	3,047,112
#*Harrow, Inc.	52,845	757,533
*Harvard Bioscience, Inc.	95,407	418,837
*Health Catalyst, Inc.	114,529	857,822
*HealthEquity, Inc.	120,601	8,644,680
HealthStream, Inc.	65,933	1,674,698
*Hepion Pharmaceuticals, Inc.	1,095	5,103
*HilleVax, Inc.	961	10,571
*Hims & Hers Health, Inc.	260,427	1,557,353
*Icosavax, Inc.	2,315	14,237
*ICU Medical, Inc.	22,702	2,226,158

20

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Ideaya Biosciences, Inc.	138,133	$3,753,074
#*IGM Biosciences, Inc.	18,430	72,614
#*Immuneering Corp., Class A	5,805	40,809
*ImmunoGen, Inc.	232,768	3,458,932
*Immunovant, Inc.	106,935	3,534,202
#*Inari Medical, Inc.	108,533	6,589,038
*InfuSystem Holdings, Inc.	39,815	381,428
*Innoviva, Inc.	186,813	2,318,349
*Inogen, Inc.	32,785	146,549
*Inozyme Pharma, Inc.	12,813	38,055
*Insmed, Inc.	35,820	897,649
*Integer Holdings Corp.	72,274	5,866,481
*Integra LifeSciences Holdings Corp.	169,326	6,088,963
*Intellia Therapeutics, Inc.	144,238	3,613,162
*Intra-Cellular Therapies, Inc.	1,885	93,798
#*Ionis Pharmaceuticals, Inc.	44,697	1,978,736
*Iovance Biotherapeutics, Inc.	446,753	1,706,596
iRadimed Corp.	25,165	1,025,222
*IRIDEX Corp.	21,883	71,776
*Ironwood Pharmaceuticals, Inc.	440,401	3,950,397
*iTeos Therapeutics, Inc.	62,467	628,418
*Joint Corp. (The)	26,320	205,559
#*KALA BIO, Inc.	1,585	10,778
#*KalVista Pharmaceuticals, Inc.	49,719	422,114
#*Keros Therapeutics, Inc.	40,151	1,145,910
*Kewaunee Scientific Corp.	1,692	30,118
*Kiniksa Pharmaceuticals, Ltd., Class A	29,700	452,925
*Kodiak Sciences, Inc.	15,232	22,086
*KORU Medical Systems, Inc.	222	504
#*Krystal Biotech, Inc.	62,066	7,253,653
#*Kura Oncology, Inc.	157,276	1,328,982
*Kymera Therapeutics, Inc.	83,839	978,401
#*Lantheus Holdings, Inc.	128,252	8,285,079
LeMaitre Vascular, Inc.	58,832	2,858,059
*LENSAR, Inc.	25,622	55,087
#*Lexicon Pharmaceuticals, Inc.	9,245	11,464
#*LifeStance Health Group, Inc.	55,378	322,854
*Ligand Pharmaceuticals, Inc.	38,599	2,018,342
*Liquidia Corp.	7,887	51,344
*Lisata Therapeutics, Inc.	2,614	5,620
#*LivaNova PLC	107,889	5,291,955
*Longboard Pharmaceuticals, Inc.	1,723	9,330
#*MacroGenics, Inc.	131,377	685,788
*Maravai LifeSciences Holdings, Inc., Class A	129,504	888,397
*Marinus Pharmaceuticals, Inc.	4,660	32,340
#*Marker Therapeutics, Inc.	4,378	10,507
#*Masimo Corp.	4,922	399,322
#*MaxCyte, Inc.	49,459	146,399
*Medpace Holdings, Inc.	25,293	6,137,852
*MeiraGTx Holdings PLC	51,573	233,110
*Merit Medical Systems, Inc.	189,514	13,027,192
#*Merrimack Pharmaceuticals, Inc.	13,521	165,362
Mesa Laboratories, Inc.	10,988	1,031,004
*MiMedx Group, Inc.	19,601	128,583
#*Mirati Therapeutics, Inc.	92,961	5,162,124
*ModivCare, Inc.	30,817	1,301,710
*Morphic Holding, Inc.	47,265	942,937
*Myriad Genetics, Inc.	176,444	2,748,998

21

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
National HealthCare Corp.	33,238	$2,238,912
National Research Corp.	45,621	1,927,943
*Nautilus Biotechnology, Inc.	4,476	11,459
*Neogen Corp.	15,100	224,839
#*NeoGenomics, Inc.	338,062	4,739,629
*NeuroBo Pharmaceuticals, Inc.	788	332
*Nevro Corp.	21,001	303,044
#*NextGen Healthcare, Inc.	78,735	1,883,341
*Nurix Therapeutics, Inc.	93,978	525,337
#*Nuvalent, Inc., Class A	59,134	3,080,290
#*Ocuphire Pharma, Inc.	824	2,348
*Olema Pharmaceuticals, Inc.	53,743	714,244
#*Omega Therapeutics, Inc.	2,082	2,852
#*OMNIAB Operations, Inc. — Earnout Shares	141,874	645,527
*Omnicell, Inc.	100,663	3,577,563
#*OPKO Health, Inc.	228,019	285,024
*OptimizeRx Corp.	27,257	219,691
*Option Care Health, Inc.	520,566	14,435,295
*OraSure Technologies, Inc.	154,368	796,539
#*Organogenesis Holdings, Inc.	67,441	151,068
Organon & Co.	138,877	2,053,991
#*Orthofix Medical, Inc.	42,443	468,571
*OrthoPediatrics Corp.	48,406	1,184,011
#*Outset Medical, Inc.	48,008	169,948
*Owens & Minor, Inc.	164,433	2,356,325
#*Pacific Biosciences of California, Inc.	427,493	2,641,907
*Pacira BioSciences, Inc.	96,467	2,726,157
*Paragon 28, Inc.	26,198	226,089
Patterson Cos., Inc.	215,265	6,556,972
*<»PDL BioPharma, Inc.	320,345	599,045
#*PDS Biotechnology Corp.	2,582	10,767
*Pediatrix Medical Group, Inc.	166,101	1,903,517
*Pennant Group, Inc. (The)	68,083	740,062
Perrigo Co. PLC	279,500	7,725,380
*Personalis, Inc.	71,832	69,117
*PetIQ, Inc.	68,219	1,280,471
Phibro Animal Health Corp., Class A	45,688	498,913
*Phreesia, Inc.	6,142	83,900
#*Pliant Therapeutics, Inc.	19,871	291,508
*PMV Pharmaceuticals, Inc.	48,138	72,688
*Poseida Therapeutics, Inc.	40,077	80,956
Premier, Inc., Class A	230,149	4,423,464
*Prestige Consumer Healthcare, Inc.	176,314	10,465,999
#*Privia Health Group, Inc.	96,821	2,035,177
*Pro-Dex, Inc.	6,434	112,724
*Progyny, Inc.	154,508	4,768,117
*Protagonist Therapeutics, Inc.	97,951	1,424,208
#*Prothena Corp. PLC	79,614	2,902,726
Psychemedics Corp.	63	154
*Pulmonx Corp.	60,080	528,103
*Puma Biotechnology, Inc.	92,224	226,871
*Pyxis Oncology, Inc.	18,789	31,378
*Quanterix Corp.	84,852	1,842,985
*QuidelOrtho Corp.	58,229	3,556,627
*R1 RCM, Inc.	172,851	2,037,913
*RadNet, Inc.	196,755	5,304,515
#*Rallybio Corp.	1,694	7,115
#*RAPT Therapeutics, Inc.	73,162	962,080

22

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Recursion Pharmaceuticals, Inc., Class A	153,339	$809,630
*REGENXBIO, Inc.	98,263	1,266,610
#*Relay Therapeutics, Inc.	172,766	1,140,256
#*Reneo Pharmaceuticals, Inc.	2,233	18,065
#*Repare Therapeutics, Inc.	18,239	62,013
*Replimune Group, Inc.	124,277	1,810,716
*REVOLUTION Medicines, Inc.	189,520	3,752,496
*Rocket Pharmaceuticals, Inc.	159,575	2,888,308
*RxSight, Inc.	2,568	56,856
#*Sage Therapeutics, Inc.	125,344	2,347,693
*Savara, Inc.	6,151	22,513
*Scholar Rock Holding Corp.	9,997	117,565
#*Schrodinger, Inc.	112,786	2,447,456
#*scPharmaceuticals, Inc.	42,152	225,513
*Seer, Inc.	16,233	26,622
Select Medical Holdings Corp.	345,671	7,857,102
*Semler Scientific, Inc.	1,936	56,473
*Sensus Healthcare, Inc.	17,541	38,415
*SI-BONE, Inc.	30,921	525,966
#SIGA Technologies, Inc.	142,673	727,632
*Sight Sciences, Inc.	15,259	24,186
#Simulations Plus, Inc.	40,658	1,434,008
*Solid Biosciences, Inc.	21,501	47,947
#*SomaLogic, Inc.	42,539	94,862
*Sonida Senior Living, Inc.	3,200	29,472
#*Sotera Health Co.	258,154	3,268,230
#*SpringWorks Therapeutics, Inc.	165,396	3,787,568
*STAAR Surgical Co.	81,765	3,419,412
*Standard BioTools, Inc.	20,355	40,506
#*Stoke Therapeutics, Inc.	38,343	146,087
*Supernus Pharmaceuticals, Inc.	140,046	3,340,097
*Surgery Partners, Inc.	115,245	2,665,617
*Surmodics, Inc.	33,524	987,617
*Sutro Biopharma, Inc.	119,055	327,401
*Syndax Pharmaceuticals, Inc.	26,885	378,541
*Tactile Systems Technology, Inc.	50,617	552,738
#*Tandem Diabetes Care, Inc.	10,178	176,079
*Taro Pharmaceutical Industries, Ltd.	1,326	45,031
#*Tarsus Pharmaceuticals, Inc.	26,251	373,814
#*Teladoc Health, Inc.	190,020	3,142,931
*Tenet Healthcare Corp.	130,525	7,009,192
*Terns Pharmaceuticals, Inc.	1,548	8,142
#*Theravance Biopharma, Inc.	11,707	110,514
#*Theseus Pharmaceuticals, Inc.	10,159	23,366
#Tourmaline Bio, Inc.	2,247	37,053
*Travere Therapeutics, Inc.	24,419	158,235
*Treace Medical Concepts, Inc.	27,043	271,241
#*Twist Bioscience Corp.	72,736	1,146,319
#*UFP Technologies, Inc.	15,634	2,437,653
*Ultragenyx Pharmaceutical, Inc.	12,052	426,641
#*UNITY Biotechnology, Inc.	19,005	37,820
US Physical Therapy, Inc.	32,202	2,708,510
Utah Medical Products, Inc.	9,104	723,950
*Vanda Pharmaceuticals, Inc.	116,722	511,242
*Varex Imaging Corp.	116,792	2,108,096
*Ventyx Biosciences, Inc.	2,743	39,554
#*Vera Therapeutics, Inc.	11,093	115,589
*Veracyte, Inc.	269,322	5,580,352

23

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Veradigm, Inc.	274,401	$3,619,349
*Vericel Corp.	78,473	2,760,680
*Vir Biotechnology, Inc.	140,912	1,117,432
*Voyager Therapeutics, Inc.	77,715	510,588
*Xencor, Inc.	124,119	2,153,465
*Xenon Pharmaceuticals, Inc.	90,196	2,796,076
*XOMA Corp.	1,400	26,390
*Y-mAbs Therapeutics, Inc.	30,278	161,685
*Zentalis Pharmaceuticals, Inc.	101,355	1,658,168
#*Zevra Therapeutics, Inc.	20,097	90,035
*Zimvie, Inc.	10,818	76,375
*Zymeworks, Inc.	50,416	353,920

TOTAL HEALTH CARE		573,331,613

INDUSTRIALS — (19.2%)
*3D Systems Corp.	159,131	593,559
AAON, Inc.	165,687	9,026,628
*AAR Corp.	123,665	7,340,754
ABM Industries, Inc.	149,158	5,867,876
ACCO Brands Corp.	223,029	1,128,527
Acme United Corp.	8,353	279,826
#Acuity Brands, Inc.	53,677	8,694,064
*ACV Auctions, Inc., Class A	190,342	2,537,259
*AeroVironment, Inc.	52,174	5,982,271
#*AerSale Corp.	52,862	808,260
Air Lease Corp.	183,921	6,369,184
*Air T, Inc.	600	14,010
*Air Transport Services Group, Inc.	175,657	3,437,607
Alamo Group, Inc.	38,818	6,222,525
*Alaska Air Group, Inc.	262,064	8,289,084
Albany International Corp.	67,819	5,534,709
*Alight, Inc., Class A	446,087	2,962,018
Allegiant Travel Co.	42,744	2,847,605
Allient, Inc.	35,612	982,891
Allison Transmission Holdings, Inc.	98,909	4,986,992
Alta Equipment Group, Inc.	65,442	601,412
#*Ameresco, Inc., Class A	63,215	1,653,072
*American Superconductor Corp.	83,228	521,423
*American Woodmark Corp.	47,590	3,199,476
*API Group Corp.	225,014	5,821,112
Apogee Enterprises, Inc.	63,648	2,731,772
Applied Industrial Technologies, Inc.	130,833	20,084,174
ARC Document Solutions, Inc.	24,446	67,960
ArcBest Corp.	52,320	5,696,602
#*Archer Aviation, Inc., Class A	7,742	36,775
Arcosa, Inc.	50,448	3,484,443
Argan, Inc.	37,465	1,713,649
Aris Water Solutions, Inc., Class A	16,335	136,397
Armstrong World Industries, Inc.	126,011	9,562,975
#*Array Technologies, Inc.	286,150	4,958,980
*ASGN, Inc.	169,528	14,148,807
Astec Industries, Inc.	67,447	2,700,578
*Astronics Corp.	54,775	839,701
*Astronics Corp., Class B	8,090	117,305
*Asure Software, Inc.	31,685	268,055
*Atkore, Inc.	74,402	9,246,681
*Avis Budget Group, Inc.	4,577	745,136
*AZEK Co., Inc. (The)	209,931	5,500,192
AZZ, Inc.	38,581	1,823,724

24

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Babcock & Wilcox Enterprises, Inc.	37,821	$99,469
Barnes Group, Inc.	145,675	3,028,583
Barrett Business Services, Inc.	16,987	1,553,631
*Beacon Roofing Supply, Inc.	178,684	12,716,940
BGSF, Inc.	7,037	65,233
#*Blade Air Mobility, Inc.	35,906	76,480
*Blue Bird Corp.	15,153	275,936
*BlueLinx Holdings, Inc.	21,155	1,504,332
Boise Cascade Co.	116,573	10,928,719
#*Bowman Consulting Group, Ltd.	711	18,891
Brady Corp., Class A	88,604	4,559,562
*BrightView Holdings, Inc.	28,489	192,016
Brink’s Co. (The)	78,432	5,243,964
*Broadwind, Inc.	3,764	9,862
#BWX Technologies, Inc.	171,668	12,751,499
*CACI International, Inc., Class A	18,554	6,025,597
#Cadre Holdings, Inc.	19,412	544,507
*Casella Waste Systems, Inc.	144,731	10,919,954
*CBIZ, Inc.	115,691	6,011,304
*CECO Environmental Corp.	81,682	1,321,615
#*Chart Industries, Inc.	35,660	4,144,762
Chicago Rivet & Machine Co.	498	8,740
#*Cimpress PLC	46,346	2,765,466
Civeo Corp.	11,704	234,080
#*Clarivate PLC	384,843	2,455,298
*Clean Harbors, Inc.	38,533	5,921,366
Columbus McKinnon Corp.	69,818	2,134,336
Comfort Systems USA, Inc.	124,942	22,720,703
*Commercial Vehicle Group, Inc.	60,453	421,357
CompX International, Inc.	2,107	39,654
#Concentrix Corp.	49,884	3,801,660
*Concrete Pumping Holdings, Inc.	3,427	24,092
*Conduent, Inc.	479,409	1,529,315
*Construction Partners, Inc., Class A	66,832	2,569,690
Copa Holdings SA, Class A	50,215	4,100,055
*Core & Main, Inc., Class A	156,823	4,717,236
#Costamare, Inc.	175,765	1,587,158
Covenant Logistics Group, Inc.	27,010	1,066,490
CRA International, Inc.	19,124	1,857,132
Crane Co.	50,726	4,937,162
CSG Systems International, Inc.	74,585	3,495,053
CSW Industrials, Inc.	32,335	5,731,702
Curtiss-Wright Corp.	30,816	6,126,529
*Custom Truck One Source, Inc.	28,490	164,387
*Daseke, Inc.	96,731	429,486
Deluxe Corp.	82,462	1,405,977
*Distribution Solutions Group, Inc.	45,993	1,386,689
*DLH Holdings Corp.	5,950	81,396
Donaldson Co., Inc.	33,918	1,955,712
Douglas Dynamics, Inc.	93,459	2,269,185
*Driven Brands Holdings, Inc.	142,517	1,621,843
*Ducommun, Inc.	30,634	1,465,531
Dun & Bradstreet Holdings, Inc.	396,728	3,475,337
*DXP Enterprises, Inc.	39,267	1,280,104
*Dycom Industries, Inc.	63,026	5,368,555
#Eagle Bulk Shipping, Inc.	25,947	1,058,638
Eastern Co. (The)	8,818	143,293
EMCOR Group, Inc.	23,635	4,884,173

25

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
#Encore Wire Corp.	36,108	$6,457,194
*Energy Recovery, Inc.	96,757	1,470,706
Enerpac Tool Group Corp.	142,933	4,045,004
EnerSys	116,766	9,992,834
Eneti, Inc.	30,088	305,393
Ennis, Inc.	62,372	1,332,266
EnPro Industries, Inc.	50,811	5,643,070
*Enviri Corp.	130,094	746,740
Esab Corp.	84,584	5,354,167
ESCO Technologies, Inc.	46,775	4,547,465
Espey Mfg. & Electronics Corp.	2,550	40,698
#EVI Industries, Inc.	1,387	35,688
*ExlService Holdings, Inc.	452,096	11,804,227
Exponent, Inc.	121,892	8,933,465
Federal Signal Corp.	197,428	11,458,721
First Advantage Corp.	168,007	2,185,771
Flowserve Corp.	178,499	6,554,483
*Fluor Corp.	205,487	6,840,662
*Forrester Research, Inc.	42,441	984,631
Forward Air Corp.	60,533	3,898,931
*Franklin Covey Co.	35,688	1,406,464
Franklin Electric Co., Inc.	121,434	10,530,756
*FreightCar America, Inc.	11,293	29,814
#*Frontier Group Holdings, Inc.	109,402	370,873
FTAI Infrastructure, Inc.	12,258	37,509
#*FTI Consulting, Inc.	86,494	18,359,216
*Gates Industrial Corp. PLC	388,971	4,247,563
GATX Corp.	118,481	12,390,743
Genco Shipping & Trading, Ltd.	106,170	1,398,259
*Gencor Industries, Inc.	30,826	437,729
*Generac Holdings, Inc.	18,708	1,572,782
Genpact, Ltd.	84,532	2,835,203
*Gibraltar Industries, Inc.	80,087	4,874,095
Global Industrial Co.	71,615	2,288,099
*GMS, Inc.	74,434	4,352,900
Gorman-Rupp Co. (The)	46,447	1,372,509
#GrafTech International, Ltd.	284,482	981,463
*Graham Corp.	16,168	252,059
#Granite Construction, Inc.	99,786	4,039,337
*Great Lakes Dredge & Dock Corp.	147,420	1,120,392
#Greenbrier Cos., Inc. (The)	89,502	3,095,874
Griffon Corp.	80,326	3,208,220
#*GXO Logistics, Inc.	109,813	5,546,655
H&E Equipment Services, Inc.	78,162	3,182,757
#*Hawaiian Holdings, Inc.	107,164	451,160
#*Hayward Holdings, Inc.	373,299	3,919,640
Healthcare Services Group, Inc.	162,852	1,547,094
Heartland Express, Inc.	113,500	1,323,410
Heidrick & Struggles International, Inc.	51,290	1,248,399
Helios Technologies, Inc.	69,971	3,618,900
Herc Holdings, Inc.	55,659	5,943,825
#*Hertz Global Holdings, Inc.	282,126	2,378,322
Hexcel Corp.	160,909	9,963,485
Hillenbrand, Inc.	118,659	4,512,602
*Hillman Solutions Corp.	199,882	1,311,226
HireQuest, Inc.	1,156	17,617
*HireRight Holdings Corp.	31,882	293,633
HNI Corp.	89,562	3,106,906

26

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Hub Group, Inc., Class A	72,172	$4,961,825
*Hudson Global, Inc.	1,936	28,401
*Hudson Technologies, Inc.	106,420	1,370,690
Huntington Ingalls Industries, Inc.	1,477	324,674
Hurco Cos., Inc.	18,525	370,500
*Huron Consulting Group, Inc.	58,989	5,861,147
Hyster-Yale Materials Handling, Inc.	38,788	1,551,908
*IBEX Holdings, Ltd.	17,950	292,944
ICF International, Inc.	43,656	5,532,525
*Ideal Power, Inc.	168	1,255
*IES Holdings, Inc.	37,274	2,319,561
#*Innodata, Inc.	9,654	72,405
Innovative Solutions and Support, Inc.	28,953	211,067
Insperity, Inc.	116,675	12,348,882
Insteel Industries, Inc.	47,293	1,319,948
Interface, Inc.	123,835	1,100,893
ITT, Inc.	45,633	4,259,841
*Janus International Group, Inc.	224,209	2,098,596
*JELD-WEN Holding, Inc.	117,988	1,336,804
#*JetBlue Airways Corp.	694,771	2,612,339
John Bean Technologies Corp.	89,710	9,331,634
Kadant, Inc.	24,921	5,482,620
Kaman Corp.	61,015	1,135,489
Karat Packaging, Inc.	5,428	111,980
KBR, Inc.	109,569	6,371,437
Kelly Services, Inc., Class A	78,840	1,407,294
Kennametal, Inc.	235,146	5,434,224
Kforce, Inc.	45,122	2,754,247
*Kirby Corp.	125,359	9,364,317
Korn Ferry	140,179	6,380,948
*Kratos Defense & Security Solutions, Inc.	362,509	6,180,778
*L.B. Foster Co., Class A	23,181	454,811
Landstar System, Inc.	33,021	5,441,200
*Legalzoom.com, Inc.	126,853	1,264,724
*Limbach Holdings, Inc.	27,549	820,960
Lindsay Corp.	17,935	2,240,440
*Liquidity Services, Inc.	99,470	1,916,787
LSI Industries, Inc.	72,963	1,085,689
Luxfer Holdings PLC	38,982	322,381
#*Lyft, Inc., Class A	3,112	28,537
*Manitex International, Inc.	12,718	50,999
*Manitowoc Co., Inc. (The)	102,558	1,312,742
ManpowerGroup, Inc.	128,553	8,994,853
Marten Transport, Ltd.	254,440	4,473,055
*Masonite International Corp.	49,757	3,937,769
*MasTec, Inc.	73,532	4,370,742
*Mastech Digital, Inc.	1,100	9,625
*Masterbrand, Inc.	177,195	1,968,636
*Matrix Service Co.	107,272	1,249,719
Matson, Inc.	107,844	9,387,820
Matthews International Corp., Class A	60,469	2,143,021
Maximus, Inc.	55,357	4,136,275
#*Mayville Engineering Co., Inc.	10,475	126,643
McGrath RentCorp.	50,052	5,035,231
MDU Resources Group, Inc.	227,750	4,238,427
*Mercury Systems, Inc.	135,070	4,859,819
*Middleby Corp. (The)	8,925	1,007,365
Miller Industries, Inc.	24,763	900,630

27

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
MillerKnoll, Inc.	170,615	$4,009,453
*Mistras Group, Inc.	57,493	314,487
*Montrose Environmental Group, Inc.	40,193	929,262
Moog, Inc., Class A	45,607	5,292,692
*MRC Global, Inc.	183,409	1,927,629
MSA Safety, Inc.	107,251	16,932,788
MSC Industrial Direct Co., Inc.	43,213	4,094,432
Mueller Industries, Inc.	293,037	11,050,425
Mueller Water Products, Inc., Class A	488,338	6,040,741
*MYR Group, Inc.	47,601	5,513,624
National Presto Industries, Inc.	14,288	1,068,028
NL Industries, Inc.	4,156	20,697
*Northwest Pipe Co.	27,543	750,822
*NOW, Inc.	189,472	2,087,981
*NV5 Global, Inc.	35,060	3,307,911
nVent Electric PLC	136,102	6,550,589
#Omega Flex, Inc.	20,207	1,476,525
*OPENLANE, Inc.	377,284	5,066,924
*Orion Group Holdings, Inc.	71,117	341,362
Oshkosh Corp.	104,560	9,173,049
PAM Transportation Services, Inc.	47,510	820,498
#Pangaea Logistics Solutions, Ltd.	36,193	209,557
Park Aerospace Corp.	45,054	661,393
Park-Ohio Holdings Corp.	31,873	722,880
*Parsons Corp.	147,104	8,318,731
*Patriot Transportation Holding, Inc.	5,218	40,074
#*Paycor HCM, Inc.	153,570	3,314,041
#*Performant Financial Corp.	14,254	33,212
*Perma-Pipe International Holdings, Inc.	1,287	8,507
*PGT Innovations, Inc.	160,558	4,807,107
*Pineapple Energy, Inc.	8,628	6,393
*Pioneer Power Solutions, Inc.	9,501	51,685
Pitney Bowes, Inc.	332,351	1,073,494
#*Planet Labs PBC	94,462	204,038
#*Plug Power, Inc.	38,944	229,380
Powell Industries, Inc.	22,643	1,735,586
Preformed Line Products Co.	9,547	1,292,186
Primoris Services Corp.	113,467	3,410,818
*Proto Labs, Inc.	60,484	1,428,027
*Quad/Graphics, Inc.	92,733	453,464
Quanex Building Products Corp.	85,493	2,295,487
*Quest Resource Holding Corp.	6,899	50,018
*Radiant Logistics, Inc.	104,838	614,351
#*RBC Bearings, Inc.	34,341	7,549,525
*RCM Technologies, Inc.	23,426	464,303
*Resideo Technologies, Inc.	208,088	3,013,114
Resources Connection, Inc.	81,074	1,092,067
REV Group, Inc.	122,289	1,741,395
#*Rocket Lab USA, Inc.	553,338	2,340,620
Rush Enterprises, Inc., Class A	120,455	4,285,789
Rush Enterprises, Inc., Class B	40,042	1,619,298
*RXO, Inc.	227,642	3,986,011
Ryder System, Inc.	41,090	4,007,919
*Saia, Inc.	26,178	9,384,551
Schneider National, Inc., Class B	85,377	2,162,599
Science Applications International Corp.	102,964	11,247,787
Sensata Technologies Holding PLC	79,317	2,528,626
*Servotronics, Inc.	941	9,386

28

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
#*Shoals Technologies Group, Inc., Class A	238,267	$3,659,781
Shyft Group, Inc. (The)	75,618	830,286
*SIFCO Industries, Inc.	4,994	21,824
Simpson Manufacturing Co., Inc.	86,653	11,540,447
*SiteOne Landscape Supply, Inc.	40,070	5,520,444
*SkyWest, Inc.	128,734	5,428,713
*SP Plus Corp.	51,275	2,590,926
#Spirit Airlines, Inc.	224,715	2,579,728
*SPX Technologies, Inc.	77,592	6,216,671
Standex International Corp.	31,346	4,500,345
Steelcase, Inc., Class A	219,912	2,399,240
*Stericycle, Inc.	202,138	8,336,171
#*Sterling Check Corp.	49,666	555,266
*Sterling Infrastructure, Inc.	146,097	10,643,166
*Sun Country Airlines Holdings, Inc.	76,505	996,095
#*SunPower Corp.	63,140	269,608
#*Sunrun, Inc.	250,939	2,421,561
*TaskUS, Inc., Class A	13,980	129,734
Tecnoglass, Inc.	67,612	2,209,560
Tennant Co.	39,079	2,900,443
Terex Corp.	178,846	8,191,147
Tetra Tech, Inc.	42,830	6,463,475
Textainer Group Holdings, Ltd.	80,607	3,959,416
*Thermon Group Holdings, Inc.	68,337	1,823,915
Timken Co. (The)	233,157	16,115,812
*Titan International, Inc.	147,405	1,674,521
*Titan Machinery, Inc.	55,526	1,379,266
#*TPI Composites, Inc.	21,756	50,256
*Transcat, Inc.	16,647	1,498,563
*Trex Co., Inc.	123,137	6,921,531
#*TriNet Group, Inc.	82,156	8,441,529
Trinity Industries, Inc.	254,744	5,306,318
#*Triumph Group, Inc.	168,419	1,256,406
*TrueBlue, Inc.	72,845	806,394
TTEC Holdings, Inc.	89,739	1,846,829
*Tutor Perini Corp.	123,667	891,639
#*Twin Disc, Inc.	26,142	359,191
UFP Industries, Inc.	211,706	20,148,060
*Ultralife Corp.	33,700	250,054
UniFirst Corp.	28,283	4,650,574
Universal Logistics Holdings, Inc.	35,026	783,882
*Upwork, Inc.	196,120	2,049,454
*V2X, Inc.	2,177	111,179
Valmont Industries, Inc.	22,349	4,400,742
Veritiv Corp.	27,205	4,608,799
*Verra Mobility Corp.	295,235	5,836,796
*Viad Corp.	41,959	1,016,667
*Vicor Corp.	50,235	1,946,104
*Virco Mfg. Corp.	1,169	7,119
*VirTra, Inc.	8,419	39,822
VSE Corp.	26,972	1,451,094
Wabash National Corp.	228,690	4,731,596
Watts Water Technologies, Inc., Class A	58,832	10,178,524
Werner Enterprises, Inc.	160,869	5,842,762
WESCO International, Inc.	25,914	3,322,175
*Willdan Group, Inc.	18,015	317,785
*Willis Lease Finance Corp.	11,646	520,343
Woodward, Inc.	60,586	7,555,074

29

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*XPO, Inc.	109,006	$8,263,745
Xylem, Inc.	10,679	998,914
#Zurn Elkay Water Solutions Corp.	142,581	3,772,693

TOTAL INDUSTRIALS		1,167,406,677

INFORMATION TECHNOLOGY — (10.8%)
*8x8, Inc.	133,370	317,421
#*908 Devices, Inc.	6,873	40,757
A10 Networks, Inc.	174,124	1,892,728
*ACI Worldwide, Inc.	245,731	5,005,540
Adeia, Inc.	219,862	1,853,437
Advanced Energy Industries, Inc.	103,951	9,070,764
#*Aehr Test Systems	61,878	1,457,846
*Agilysys, Inc.	74,676	6,406,454
*Airgain, Inc.	13,305	44,040
*Alarm.com Holdings, Inc.	100,866	5,157,279
*Alithya Group, Inc., Class A	14,711	20,154
*Alkami Technology, Inc.	106,036	1,903,346
*Allegro MicroSystems, Inc.	72,188	1,874,000
*Alpha & Omega Semiconductor, Ltd.	80,236	1,903,198
#*Altair Engineering, Inc., Class A	42,119	2,616,432
*Ambarella, Inc.	79,180	3,562,308
American Software, Inc., Class A	83,377	914,646
Amkor Technology, Inc.	560,306	11,687,983
*Amplitude, Inc., Class A	4,972	49,521
*Amtech Systems, Inc.	39,376	282,129
*Appfolio, Inc., Class A	2,303	431,974
#*AppLovin Corp., Class A	30,374	1,106,829
*Arlo Technologies, Inc.	83,282	707,064
*Arrow Electronics, Inc.	15,477	1,755,247
*AstroNova, Inc.	9,224	125,262
*Astrotech Corp.	4,221	38,791
#*Aurora Innovation, Inc.	530,203	927,855
#*AvePoint, Inc.	200,313	1,500,344
*Aviat Networks, Inc.	17,348	463,192
*Avid Technology, Inc.	73,635	1,989,618
Avnet, Inc.	176,826	8,192,349
*Aware, Inc.	34,012	37,413
*Axcelis Technologies, Inc.	100,074	12,759,435
*AXT, Inc.	104,992	208,934
Badger Meter, Inc.	63,566	8,807,069
Bel Fuse, Inc., Class A	890	46,075
Bel Fuse, Inc., Class B	25,000	1,354,500
Belden, Inc.	105,369	7,470,662
Benchmark Electronics, Inc.	123,224	2,983,253
*BK Technologies Corp.	3,154	39,740
*Blackbaud, Inc.	115,228	7,535,911
*BlackLine, Inc.	38,432	1,887,011
*Box, Inc., Class A	349,965	8,700,130
*Braze, Inc., Class A	15,762	671,146
*Brightcove, Inc.	87,083	268,216
#*C3.ai, Inc., Class A	1,598	38,991
*Calix, Inc.	158,079	5,235,576
#*Cambium Networks Corp.	52,076	259,338
*CCC Intelligent Solutions Holdings, Inc.	124,537	1,341,263
*Cerence, Inc.	91,839	1,406,055
#*CEVA, Inc.	52,841	907,280
*Ciena Corp.	56,527	2,385,439
*Cirrus Logic, Inc.	186,342	12,471,870

30

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#*Cleanspark, Inc.	337,867	$1,385,255
*Clearfield, Inc.	126	3,027
Climb Global Solutions, Inc.	9,817	436,660
Cognex Corp.	18,029	648,864
*Cognyte Software, Ltd.	9,743	40,726
*Coherent Corp.	109,443	3,239,513
*Cohu, Inc.	149,542	4,507,196
*CommVault Systems, Inc.	72,472	4,736,045
*Computer Task Group, Inc.	36,286	376,649
Comtech Telecommunications Corp.	59,521	726,156
*Consensus Cloud Solutions, Inc.	38,141	823,464
*Corsair Gaming, Inc.	121,533	1,554,407
*Couchbase, Inc.	2,421	37,671
*CPI Card Group, Inc.	3,897	64,495
*CPS Technologies Corp.	567	1,480
Crane NXT Co.	95,367	4,959,084
*Credo Technology Group Holding, Ltd.	269,813	3,836,741
*CS Disco, Inc.	43,926	246,425
CSP, Inc.	2,788	58,130
CTS Corp.	69,655	2,605,794
*Daktronics, Inc.	90,255	868,253
*Digi International, Inc.	79,137	1,992,670
#*Digimarc Corp.	925	23,994
*Digital Turbine, Inc.	127,291	603,359
#*DigitalOcean Holdings, Inc.	149,766	3,064,212
*Diodes, Inc.	128,125	8,338,375
*DoubleVerify Holdings, Inc.	166,224	4,626,014
#*DXC Technology Co.	151,908	3,063,984
#*DZS, Inc.	46,027	58,454
*E2open Parent Holdings, Inc.	449,474	1,298,980
#*Eastman Kodak Co.	17,432	64,847
#Ebix, Inc.	64,442	392,452
*eGain Corp.	72,924	439,002
*EMCORE Corp.	60,591	24,358
#*Enfusion, Inc., Class A	21,556	178,915
*EngageSmart, Inc.	188,611	4,272,039
*Envestnet, Inc.	108,701	4,021,937
*ePlus, Inc.	69,195	4,324,687
*Everbridge, Inc.	51,006	1,051,234
*EverCommerce, Inc.	6,845	65,575
*Everspin Technologies, Inc.	44,790	433,119
*Extreme Networks, Inc.	258,072	5,321,445
*Fabrinet	122,951	19,057,405
*FARO Technologies, Inc.	37,297	480,012
#*Fastly, Inc., Class A	454,327	6,664,977
*Five9, Inc.	500	28,935
*FormFactor, Inc.	183,443	6,215,049
Frequency Electronics, Inc.	13,949	103,083
*Freshworks, Inc., Class A	127,053	2,279,331
*Gitlab, Inc., Class A	12,978	561,688
*Globant SA	4,816	820,117
*Grid Dynamics Holdings, Inc.	97,104	984,635
*GSI Technology, Inc.	48,500	95,545
*Guidewire Software, Inc.	30,371	2,737,338
Hackett Group, Inc. (The)	70,368	1,568,503
#*Harmonic, Inc.	315,453	3,403,738
*HashiCorp, Inc., Class A	135,044	2,659,016
*Ichor Holdings, Ltd.	81,877	1,986,336

31

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Identiv, Inc.	15,894	$96,794
Immersion Corp.	76,373	488,023
#*indie Semiconductor, Inc., Class A	137,220	671,006
#*Infinera Corp.	136,703	400,540
Information Services Group, Inc.	95,385	387,263
*Insight Enterprises, Inc.	107,733	15,438,139
*Intapp, Inc.	73,596	2,516,983
#InterDigital, Inc.	80,687	6,071,697
*inTEST Corp.	27,419	354,528
*Intevac, Inc.	59,730	191,733
#*IonQ, Inc.	232,146	2,237,887
IPG Photonics Corp.	81,697	7,017,772
*Issuer Direct Corp.	3,804	66,342
*Iteris, Inc.	85,613	378,409
*Itron, Inc.	95,863	5,491,033
#*Jamf Holding Corp.	198,570	3,189,034
*JFrog, Ltd.	180,527	4,060,052
*Key Tronic Corp.	24,700	94,107
*Kimball Electronics, Inc.	53,382	1,398,608
*Knowles Corp.	301,474	3,916,147
Kulicke & Soffa Industries, Inc.	121,338	5,048,874
*KVH Industries, Inc.	37,288	174,508
*Kyndryl Holdings, Inc.	557,067	8,149,890
*Lantronix, Inc.	70,725	323,213
Littelfuse, Inc.	23,059	4,996,194
*LivePerson, Inc.	15,023	39,661
*LiveRamp Holdings, Inc.	230,898	6,386,639
#*Lumentum Holdings, Inc.	143,275	5,617,813
*Luna Innovations, Inc.	71,547	406,387
*MACOM Technology Solutions Holdings, Inc.	73,603	5,191,956
*Magnachip Semiconductor Corp.	87,726	648,295
#*Marathon Digital Holdings, Inc.	72,568	639,324
#*Matterport, Inc.	398,632	813,209
*MaxLinear, Inc.	160,372	2,437,654
#*MeridianLink, Inc.	42,120	691,610
Methode Electronics, Inc.	77,612	1,774,986
*Mirion Technologies, Inc.	216,692	1,501,676
#*Mitek Systems, Inc.	107,087	1,143,689
MKS Instruments, Inc.	29,013	1,904,994
*Model N, Inc.	65,791	1,585,563
*N-able, Inc.	233,839	3,030,553
#Napco Security Technologies, Inc.	83,266	1,529,596
*Navitas Semiconductor Corp.	243,412	1,275,479
#*nCino, Inc.	169,071	4,750,895
*NCR Voyix Corp.	255,072	3,900,051
*NETGEAR, Inc.	64,032	809,364
*NetScout Systems, Inc.	250,129	5,460,316
*NetSol Technologies, Inc.	2,874	5,029
Network-1 Technologies, Inc.	10,978	24,700
*nLight, Inc.	93,943	782,545
*Novanta, Inc.	119,038	15,720,158
NVE Corp.	12,613	857,684
*Olo, Inc., Class A	212,944	1,088,144
ON24, Inc.	86,540	532,221
#*OneSpan, Inc.	89,163	704,388
#*Onto Innovation, Inc.	174,342	19,590,811
*Optical Cable Corp.	3,533	9,292
*OSI Systems, Inc.	62,076	6,472,665

32

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#*PAR Technology Corp.	58,968	$1,721,276
PC Connection, Inc.	62,407	3,343,767
PCTEL, Inc.	25,580	175,223
*PDF Solutions, Inc.	81,625	2,165,511
*Perficient, Inc.	96,647	5,623,889
*Photronics, Inc.	140,163	2,573,393
*Plexus Corp.	59,046	5,805,403
Power Integrations, Inc.	174,987	12,131,849
*Powerfleet, Inc.	5,711	10,565
#*PowerSchool Holdings, Inc.	152,455	3,036,904
Progress Software Corp.	100,112	5,143,755
*Q2 Holdings, Inc.	89,530	2,688,586
*Qualys, Inc.	67,723	10,358,233
#*Rambus, Inc.	376,115	20,434,328
#*Red Violet, Inc.	5,632	111,457
*RF Industries, Ltd.	18,031	53,372
*Ribbon Communications, Inc.	328,610	617,787
#Richardson Electronics, Ltd.	32,563	373,498
*Rimini Street, Inc.	142,954	310,210
#*Riot Platforms, Inc.	314,389	3,074,724
*Rogers Corp.	26,798	3,293,206
*Sanmina Corp.	216,673	11,022,156
Sapiens International Corp. NV	73,958	1,885,929
*ScanSource, Inc.	121,355	3,689,192
*SecureWorks Corp., Class A	12,351	72,624
*SEMrush Holdings, Inc., Class A	13,965	112,837
*Semtech Corp.	96,157	1,342,352
*SentinelOne, Inc., Class A	214,367	3,350,556
#*Silicon Laboratories, Inc.	107,942	9,950,094
#*SiTime Corp.	30,156	3,009,569
*SkyWater Technology, Inc.	20,414	100,641
*SMART Global Holdings, Inc.	117,611	1,611,271
#*SmartRent, Inc.	150,027	361,565
*Smartsheet, Inc., Class A	717	28,350
*Socket Mobile, Inc.	11,259	10,921
*SolarWinds Corp.	262,371	2,416,437
*SoundThinking, Inc.	11,788	177,881
*Sprinklr, Inc., Class A	92,415	1,255,920
*SPS Commerce, Inc.	95,920	15,379,813
*Squarespace, Inc., Class A	28,084	797,866
#*Stratasys, Ltd.	161,843	1,645,943
#*Super Micro Computer, Inc.	23,035	5,516,191
*Synaptics, Inc.	84,160	7,040,826
*Teradata Corp.	157,616	6,733,356
#*Thoughtworks Holding, Inc.	112,375	380,951
*TransAct Technologies, Inc.	19,441	113,924
*TSR, Inc.	27	232
*TTM Technologies, Inc.	259,282	2,979,150
#*Tucows, Inc., Class A	1,553	26,230
*Turtle Beach Corp.	49,979	412,327
*Ultra Clean Holdings, Inc.	118,797	2,834,496
*Unisys Corp.	103,800	288,564
Universal Display Corp.	43,553	6,061,707
*Varonis Systems, Inc.	184,158	6,195,075
#*Veeco Instruments, Inc.	153,940	3,685,324
*Verint Systems, Inc.	134,041	2,521,311
#*Veritone, Inc.	1,800	4,518
*Vertex, Inc., Class A	52,713	1,276,182

33

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Viant Technology, Inc., Class A	27,856	$150,144
#*Viasat, Inc.	142,315	2,624,289
*Viavi Solutions, Inc.	479,678	3,731,895
Vishay Intertechnology, Inc.	303,032	6,739,432
*Vishay Precision Group, Inc.	31,768	950,499
Vontier Corp.	175,183	5,178,409
#*Wolfspeed, Inc.	27,902	944,204
Xerox Holdings Corp.	374,307	4,806,102
*Xperi, Inc.	44,056	374,035
*Yext, Inc.	192,254	1,159,292

TOTAL INFORMATION TECHNOLOGY		659,058,851

MATERIALS — (5.7%)
AdvanSix, Inc.	56,209	1,548,558
Alcoa Corp.	70,344	1,803,620
Alpha Metallurgical Resources, Inc.	41,735	9,180,031
*Alto Ingredients, Inc.	110,864	461,194
American Vanguard Corp.	62,947	589,184
Arch Resources, Inc.	50,026	7,545,422
#Ardagh Metal Packaging SA	78,748	265,381
*Ascent Industries Co.	13,209	110,295
Ashland, Inc.	120,538	9,236,827
*Aspen Aerogels, Inc.	23,022	177,730
#*ATI, Inc.	207,368	7,832,289
Avient Corp.	195,694	6,187,844
*Axalta Coating Systems, Ltd.	248,388	6,515,217
Balchem Corp.	83,588	9,716,269
Berry Global Group, Inc.	13,569	746,295
#*Bioceres Crop Solutions Corp.	2,022	22,323
Cabot Corp.	140,631	9,349,149
Caledonia Mining Corp. PLC	3,237	35,834
Carpenter Technology Corp.	105,297	6,604,228
*Century Aluminum Co.	214,661	1,418,909
Chemours Co. (The)	232,477	5,605,020
*Clearwater Paper Corp.	42,880	1,449,773
*Cleveland-Cliffs, Inc.	53,808	902,898
*Coeur Mining, Inc.	701,337	1,760,356
Commercial Metals Co.	390,567	16,517,078
#Compass Minerals International, Inc.	85,996	2,118,941
*Core Molding Technologies, Inc.	24,525	627,350
*Dakota Gold Corp.	15,867	45,697
#*Danimer Scientific, Inc.	9,115	13,034
Eagle Materials, Inc.	86,602	13,328,914
*Ecovyst, Inc.	237,582	2,185,754
Element Solutions, Inc.	750,349	13,678,862
*Ferroglobe PLC	209,173	951,737
Fortitude Gold Corp.	36,857	217,456
Friedman Industries, Inc.	8,588	82,960
FutureFuel Corp.	98,507	645,221
*Gatos Silver, Inc.	20,441	99,548
*Glatfelter Corp.	85,307	147,581
Graphic Packaging Holding Co.	327,388	7,042,116
Greif, Inc., Class A	52,856	3,356,356
Greif, Inc., Class B	15,814	1,013,045
Hawkins, Inc.	57,672	3,312,103
Haynes International, Inc.	34,139	1,468,831
HB Fuller Co.	195,040	12,901,896
Hecla Mining Co.	1,209,717	4,923,548
Huntsman Corp.	230,406	5,375,372

34

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Ingevity Corp.	78,901	$3,178,132
Innospec, Inc.	52,991	5,193,118
#*Intrepid Potash, Inc.	30,346	603,582
Kaiser Aluminum Corp.	33,977	1,929,894
*Knife River Corp.	66,472	3,344,884
Koppers Holdings, Inc.	47,575	1,739,818
#Kronos Worldwide, Inc.	137,739	950,399
#*Livent Corp.	295,960	4,318,056
Louisiana-Pacific Corp.	240,593	12,337,609
*LSB Industries, Inc.	129,365	1,178,515
Materion Corp.	62,735	6,084,040
Mativ Holdings, Inc.	122,694	1,607,291
Mercer International, Inc.	157,701	1,252,146
Minerals Technologies, Inc.	116,507	6,298,368
#*MP Materials Corp.	228,036	3,739,790
Myers Industries, Inc.	105,060	1,761,856
NewMarket Corp.	12,260	5,911,159
#Nexa Resources SA	960	5,750
Northern Technologies International Corp.	19,231	240,195
*O-I Glass, Inc.	325,557	5,029,856
Olin Corp.	115,626	4,939,543
Olympic Steel, Inc.	25,136	1,276,155
Orion SA	120,891	2,454,087
Pactiv Evergreen, Inc.	65,085	561,033
#*Piedmont Lithium, Inc.	32,416	890,468
#*PureCycle Technologies, Inc.	10,476	46,618
Quaker Chemical Corp.	21,066	3,027,606
#Ramaco Resources, Inc., Class A	57,579	678,281
Ramaco Resources, Inc., Class B	8,361	104,596
*Ranpak Holdings Corp.	42,083	132,982
*Rayonier Advanced Materials, Inc.	142,997	396,102
Royal Gold, Inc.	11,721	1,222,852
Ryerson Holding Corp.	90,983	2,643,056
Schnitzer Steel Industries, Inc.	89,068	2,022,734
#Scotts Miracle-Gro Co. (The)	1,833	81,459
Sealed Air Corp.	114,991	3,540,573
Sensient Technologies Corp.	95,783	5,404,077
Silgan Holdings, Inc.	252,509	10,115,511
#*Smith-Midland Corp.	110	2,221
Sonoco Products Co.	122,827	6,363,667
Stepan Co.	61,839	4,625,557
*Summit Materials, Inc., Class A	299,427	9,851,148
SunCoke Energy, Inc.	198,631	1,888,981
#Sylvamo Corp.	87,805	3,889,762
*TimkenSteel Corp.	101,231	2,058,026
Tredegar Corp.	72,678	325,597
TriMas Corp.	89,007	2,154,859
Trinseo PLC	64,872	401,558
#Tronox Holdings PLC	497,443	5,317,666
United States Lime & Minerals, Inc.	13,599	2,692,466
#United States Steel Corp.	259,332	8,788,762
*Universal Stainless & Alloy Products, Inc.	9,723	140,400
Warrior Met Coal, Inc.	83,870	4,086,985
Worthington Industries, Inc.	135,041	8,321,226

TOTAL MATERIALS		346,269,118

REAL ESTATE — (0.6%)
*AMREP Corp.	2,776	46,332
*Anywhere Real Estate, Inc.	317,586	1,483,127

35

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
*CKX Lands, Inc.	702	$8,951
*Compass, Inc., Class A	449,628	890,263
*Cushman & Wakefield PLC	428,267	3,156,328
#DigitalBridge Group, Inc.	159,516	2,528,329
Douglas Elliman, Inc.	174,535	308,927
#eXp World Holdings, Inc.	1,367	18,140
#*Five Point Holdings LLC, Class A	61,554	149,576
*Forestar Group, Inc.	80,668	1,915,865
*FRP Holdings, Inc.	21,761	1,170,524
*Howard Hughes Holdings, Inc.	73,786	4,894,225
*Jones Lang LaSalle, Inc.	20,974	2,682,994
Kennedy-Wilson Holdings, Inc.	324,292	4,173,638
#Marcus & Millichap, Inc.	82,812	2,376,704
#*Maui Land & Pineapple Co., Inc.	37,641	551,064
Newmark Group, Inc., Class A	247,429	1,402,922
#*Opendoor Technologies, Inc.	1,422,164	2,702,112
#*Rafael Holdings, Inc., Class B	27,736	49,370
RE/MAX Holdings, Inc.	44,878	482,887
RMR Group, Inc. (The), Class A	40,117	903,435
St. Joe Co. (The)	109,012	5,084,320
*Stratus Properties, Inc.	15,663	402,069
*Tejon Ranch Co.	53,654	832,710

TOTAL REAL ESTATE		38,214,812

UTILITIES — (2.5%) ALLETE, Inc.	128,784	6,895,095
#*Altus Power, Inc.	33,451	177,625
American States Water Co.	79,904	6,236,507
Artesian Resources Corp., Class A	24,347	956,837
Atlantica Sustainable Infrastructure PLC	21,046	381,143
Avista Corp.	126,616	4,012,461
Black Hills Corp.	185,702	8,978,692
California Water Service Group	140,145	6,822,259
Chesapeake Utilities Corp.	46,476	4,118,238
Clearway Energy, Inc., Class A	28,281	576,084
Clearway Energy, Inc., Class C	41,978	911,342
#Consolidated Water Co., Ltd.	33,383	985,466
Genie Energy, Ltd., Class B	50,289	997,734
Global Water Resources, Inc.	4,296	45,237
#Hawaiian Electric Industries, Inc.	153,496	1,992,378
IDACORP, Inc.	99,243	9,399,305
MGE Energy, Inc.	59,287	4,246,728
Middlesex Water Co.	44,001	2,795,384
*Montauk Renewables, Inc.	30,565	307,484
National Fuel Gas Co.	100,002	5,095,102
New Jersey Resources Corp.	251,425	10,202,827
Northwest Natural Holding Co.	85,624	3,143,257
Northwestern Energy Group, Inc.	117,161	5,624,900
OGE Energy Corp.	91,482	3,128,684
#ONE Gas, Inc.	107,721	6,506,348
#Ormat Technologies, Inc.	154,211	9,490,145
#Otter Tail Corp.	91,737	7,058,245
#PNM Resources, Inc.	177,786	7,513,236
Portland General Electric Co.	153,941	6,160,719
*Pure Cycle Corp.	49,658	474,730
#RGC Resources, Inc.	20,468	320,120
SJW Group	91,263	5,702,112
Southwest Gas Holdings, Inc.	123,767	7,253,984
Spire, Inc.	103,596	5,763,045

36

DIMENSIONAL U.S. SMALL CAP ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
#*Sunnova Energy International, Inc.	244,519	$2,232,458
UGI Corp.	103,932	2,161,786
Unitil Corp.	47,841	2,184,898
Via Renewables, Inc.	3,057	17,303
York Water Co. (The)	35,717	1,288,312

TOTAL UTILITIES		152,158,210

TOTAL COMMON STOCKS		5,603,011,127

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., Series A	8,712	188,876

INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	40,491	1,079,490

TOTAL PREFERRED STOCKS		1,268,366

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*Lazydays Holdings, Inc. 11/15/2023	12,312	—

ENERGY — (0.0%)
*»Resolute Forest Products, Inc.	164,883	176,425

HEALTH CARE — (0.0%)
*<»Achillion Pharmaceuticals	327,308	88,373
#*»Albireo Pharma, Inc. 3/2/2026	32,677	176,783
*<»Chinook Therapeutics	127,805	49,844
*<»Chinook Therapeutics, Inc.	13,304	34,989
*<»OmniAb Operations, Inc. - Earnout Shares	9,244	—
*<»OmniAb Operations, Inc. - Earnout Shares	9,244	—
*»Opiant Pharma, Inc.	8,607	2,066
*»Xeris Biopharma Holdings, Inc. 10/6/2049	49,892	13,471

TOTAL HEALTH CARE		365,526

TOTAL RIGHTS/WARRANTS		541,951

TOTAL INVESTMENT SECURITIES — (92.0%) (Cost $4,693,203,744)		5,604,821,444

SECURITIES LENDING COLLATERAL — (8.0%)
@§The DFA Short Term Investment Fund	42,413,906	490,601,860

TOTAL INVESTMENTS — (100.0%) (Cost $5,183,805,604)		$6,095,423,304

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund
PLC	Public Limited Company
SA	Special Assessment
USD	United States Dollars

37

DIMENSIONAL U.S. TARGETED VALUE ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (94.0%)
COMMUNICATION SERVICES — (2.8%)
#*Advantage Solutions, Inc.	137,292	$315,772
#*AMC Networks, Inc., Class A	186,287	2,198,187
#*Angi, Inc.	102,208	164,555
*Atlanta Braves Holdings, Inc.	23	800
ATN International, Inc.	105,321	3,259,685
*Bandwidth, Inc., Class A	139,330	1,478,291
*Boston Omaha Corp., Class A	147,560	2,099,779
*Bumble, Inc., Class A	341,694	4,592,367
Cable One, Inc.	7,630	4,195,508
#*Cardlytics, Inc.	11,644	144,269
*Cargurus, Inc.	61,833	1,065,383
*Cars.com, Inc.	211,193	3,216,469
*Consolidated Communications Holdings, Inc.	276,052	1,151,137
*Cumulus Media, Inc., Class A	73,778	332,739
*Daily Journal Corp.	1,315	382,520
*DHI Group, Inc.	259,433	710,846
#*DISH Network Corp., Class A	148,340	726,866
*EchoStar Corp., Class A	260,008	3,603,711
#Entravision Communications Corp., Class A	361,361	1,293,672
*EW Scripps Co. (The), Class A	382,220	2,090,743
*FG Group Holdings, Inc.	28,374	39,721
#*Frontier Communications Parent, Inc.	356,291	6,384,735
*Gaia, Inc.	21,164	57,143
*Gannett Co., Inc.	256,588	600,416
Gray Television, Inc.	486,633	3,172,847
#Gray Television, Inc., Class A	2,809	18,823
*IDT Corp., Class B	6,923	194,190
*iHeartMedia, Inc., Class A	83,496	196,216
*IMAX Corp.	50,896	926,816
*Integral Ad Science Holding Corp.	82,849	951,106
John Wiley & Sons, Inc., Class A	240,150	7,269,340
*Lee Enterprises, Inc.	4,126	36,886
*Liberty Broadband Corp., Class C	2,271	189,197
*Liberty Latin America, Ltd., Class A	216,651	1,479,726
#*Liberty Latin America, Ltd., Class C	1,189,843	8,150,424
*Liberty Media Corp.-Liberty Formula One	801	51,817
*Liberty Media Corp.-Liberty Live	7,732	241,548
*Liberty Media Corp.-Liberty Live	15,406	490,989
*Liberty Media Corp.-Liberty SiriusXM	30,930	757,476
*Liberty Media Corp.-Liberty SiriusXM	64,632	1,586,716
*Lions Gate Entertainment Corp., Class A	222,027	1,745,132
*Lions Gate Entertainment Corp., Class B	434,699	3,242,854
#*Madison Square Garden Entertainment Corp.	128,737	3,923,904
*Magnite, Inc.	778,013	5,166,006
#Marcus Corp. (The)	199,635	3,102,328
News Corp., Class A	1,330,983	27,524,728
News Corp., Class B	722,301	15,486,133
#Nexstar Media Group, Inc.	164,604	23,057,728
*Nextdoor Holdings, Inc.	20,251	36,857
#*Paltalk, Inc.	5,007	7,811
#Paramount Global, Class A	1,089	15,137
#Paramount Global, Class B	81,811	890,104
*Playstudios, Inc.	117,095	331,379

1

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*PubMatic, Inc., Class A	181,244	$2,042,620
*QuinStreet, Inc.	226,797	2,565,074
*Reading International, Inc., Class A	11,184	20,579
#*Reading International, Inc., Class B	5,349	67,397
Saga Communications, Inc., Class A	29,827	578,644
#Scholastic Corp.	236,701	8,734,267
Shenandoah Telecommunications Co.	155,250	3,673,215
#Sinclair, Inc.	185,757	2,019,179
*Sphere Entertainment Co.	157,730	5,190,894
Spok Holdings, Inc.	37,484	558,886
*Stagwell, Inc.	59,033	243,216
TEGNA, Inc.	832,462	12,079,024
Telephone and Data Systems, Inc.	672,625	12,235,049
*Thryv Holdings, Inc.	177,038	3,085,772
Townsquare Media, Inc., Class A	48,570	417,702
*TripAdvisor, Inc.	375,964	5,549,229
*TrueCar, Inc.	527,840	965,947
#*United States Cellular Corp.	239,388	10,061,478
*Urban One, Inc.	27,760	150,737
*Urban One, Inc.	16,532	87,785
*Vimeo, Inc.	31,182	96,041
*WideOpenWest, Inc.	164,639	1,159,059
*Yelp, Inc.	155,879	6,576,535
*Zedge, Inc., Class B	305	586
#*Ziff Davis, Inc.	71,037	4,294,897

TOTAL COMMUNICATION SERVICES		232,803,344

CONSUMER DISCRETIONARY — (15.0%)
*1-800-Flowers.com, Inc., Class A	281,092	2,111,001
#*1stdibs.com, Inc.	11,776	49,577
*2U, Inc.	163,628	346,891
Aaron’s Co., Inc. (The)	218,169	1,616,632
*Abercrombie & Fitch Co.	359,649	21,873,852
Academy Sports & Outdoors, Inc.	293,782	13,173,185
#Acushnet Holdings Corp.	68,965	3,514,456
*Adient PLC	484,978	16,338,909
ADT, Inc.	505,635	2,861,894
*Adtalem Global Education, Inc.	325,078	16,839,040
Advance Auto Parts, Inc.	5,563	289,443
AMCON Distributing Co.	454	88,984
*American Axle & Manufacturing Holdings, Inc.	899,436	6,071,193
American Eagle Outfitters, Inc.	1,423,849	24,874,642
*American Outdoor Brands, Inc.	75,351	669,117
*American Public Education, Inc.	24,988	104,200
*America’s Car-Mart, Inc.	49,201	3,295,483
*AMMO, Inc.	42,648	124,106
Ark Restaurants Corp.	18,016	276,726
*Asbury Automotive Group, Inc.	64,147	12,275,811
Autoliv, Inc.	123,977	11,362,492
#*AutoNation, Inc.	120,505	15,675,290
*Bally’s Corp.	27,056	246,751
*Barnes & Noble Education, Inc.	123,386	125,854
Bassett Furniture Industries, Inc.	68,954	1,061,202
*Beazer Homes USA, Inc.	130,038	3,145,619
#Big Lots, Inc.	136,135	620,776
*Biglari Holdings, Inc., Class A	166	121,969
*Biglari Holdings, Inc., Class B	7,427	1,097,488
*BJ’s Restaurants, Inc.	159,998	4,115,149
*Boot Barn Holdings, Inc.	63,320	4,400,740

2

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
BorgWarner, Inc.	1,122,448	$41,418,331
Brunswick Corp.	133,635	9,283,623
Buckle, Inc. (The)	68,721	2,320,708
#Build-A-Bear Workshop, Inc.	52,445	1,300,636
*Caesars Entertainment, Inc.	52,921	2,111,019
Caleres, Inc.	261,520	6,689,682
Canterbury Park Holding Corp.	7,625	150,594
*Capri Holdings, Ltd.	230,903	11,817,615
*CarParts.com, Inc.	223,705	633,085
Carriage Services, Inc.	50,777	1,096,783
*Carrols Restaurant Group, Inc.	137,749	792,057
Cato Corp. (The), Class A	123,086	877,603
#*Cavco Industries, Inc.	56,577	14,116,527
*Century Casinos, Inc.	19,974	87,486
Century Communities, Inc.	246,457	15,157,105
*Chegg, Inc.	317,137	2,388,042
*Chico’s FAS, Inc.	621,012	4,645,170
*Children’s Place, Inc. (The)	11,540	315,850
*Chuy’s Holdings, Inc.	111,301	3,746,392
*Citi Trends, Inc.	57,896	1,395,294
#Clarus Corp.	88,772	513,990
Columbia Sportswear Co.	2,116	156,161
*Conn’s, Inc.	125,909	371,432
*Container Store Group, Inc. (The)	149,998	277,496
*Cooper-Standard Holdings, Inc.	44,234	549,386
*Culp, Inc.	67,872	371,260
Dana, Inc.	929,227	10,667,526
#*Delta Apparel, Inc.	26,661	223,153
#Designer Brands, Inc., Class A	83,334	842,507
*Destination XL Group, Inc.	127,234	529,293
#Dillard’s, Inc., Class A	86,482	26,848,337
Dorman Products, Inc.	77,382	4,811,613
*Duluth Holdings, Inc., Class B	22,960	115,489
*El Pollo Loco Holdings, Inc.	245,791	2,052,355
#Escalade, Inc.	37,857	645,083
#Ethan Allen Interiors, Inc.	182,762	4,799,330
*First Watch Restaurant Group, Inc.	34,137	570,429
Flanigan’s Enterprises, Inc.	9,347	265,455
#Flexsteel Industries, Inc.	43,021	830,735
#Foot Locker, Inc.	479,979	10,074,759
*Fossil Group, Inc.	136,037	212,218
*Full House Resorts, Inc.	2,530	9,487
#*Funko, Inc., Class A	25,287	194,963
#Gap, Inc. (The)	1,082,465	13,855,552
*Genesco, Inc.	74,735	2,048,486
*Gentherm, Inc.	36,843	1,481,825
*G-III Apparel Group, Ltd.	365,687	9,343,303
*Good Times Restaurants, Inc.	418	1,116
#*Goodyear Tire & Rubber Co. (The)	2,204,098	26,228,766
*GoPro, Inc., Class A	701,774	1,761,453
Graham Holdings Co., Class B	30,302	17,536,373
*Grand Canyon Education, Inc.	41,239	4,879,811
*Green Brick Partners, Inc.	75,578	2,924,869
Group 1 Automotive, Inc.	114,046	28,777,227
#*GrowGeneration Corp.	333,873	681,101
#Guess?, Inc.	335,898	7,221,807
Hamilton Beach Brands Holding Co., Class A	39,350	484,792
Harley-Davidson, Inc.	474,946	12,752,300

3

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Haverty Furniture Cos., Inc.	108,808	$2,834,448
Haverty Furniture Cos., Inc., Class A	700	17,696
*Helen of Troy, Ltd.	101,073	9,937,497
Hibbett, Inc.	77,986	3,592,815
*Hilton Grand Vacations, Inc.	17,625	633,619
*Holley, Inc.	9,076	38,573
#Hooker Furnishings Corp.	73,761	1,233,284
*Hovnanian Enterprises, Inc., Class A	22,830	1,586,228
*iRobot Corp.	25,641	844,358
*JAKKS Pacific, Inc.	19,773	331,593
Jerash Holdings US, Inc.	8,614	26,962
Johnson Outdoors, Inc., Class A	56,274	2,675,829
KB Home	178,364	7,883,689
#*Kirkland’s, Inc.	1,481	2,370
#Kohl’s Corp.	576,418	12,998,226
*Koss Corp.	360	1,033
#Krispy Kreme, Inc.	97,603	1,262,007
Lakeland Industries, Inc.	47,171	689,168
*Lands’ End, Inc.	123,120	773,194
*Landsea Homes Corp.	32,681	243,147
*Latham Group, Inc.	100,624	230,429
Laureate Education, Inc.	516,680	7,305,855
#La-Z-Boy, Inc.	347,035	10,147,303
#*Lazydays Holdings, Inc.	4,257	26,862
#LCI Industries	108,095	11,727,226
Lear Corp.	81,329	10,553,251
*Legacy Housing Corp.	20,013	370,441
Leggett & Platt, Inc.	152,149	3,564,851
#Levi Strauss & Co., Class A	1,500	20,505
#*LGI Homes, Inc.	135,010	12,759,795
#*Life Time Group Holdings, Inc.	196,985	2,328,363
Lifetime Brands, Inc.	104,032	555,531
*Lincoln Educational Services Corp.	74,962	640,925
#Lithia Motors, Inc.	134,634	32,609,701
*Live Ventures, Inc.	1,304	36,108
#*LL Flooring Holdings, Inc.	20,799	67,389
#*Lovesac Co. (The)	90,898	1,496,181
*Lulu’s Fashion Lounge Holdings, Inc.	1,059	2,224
*M/I Homes, Inc.	94,672	7,769,731
#Macy’s, Inc.	1,301,625	15,853,792
*Malibu Boats, Inc., Class A	68,152	2,972,790
*MarineMax, Inc.	51,330	1,405,415
Marriott Vacations Worldwide Corp.	162,521	14,604,137
*MasterCraft Boat Holdings, Inc.	29,324	599,383
MDC Holdings, Inc.	561,647	21,314,504
Meritage Homes Corp.	93,155	10,621,533
*Modine Manufacturing Co.	329,784	13,026,468
*Mohawk Industries, Inc.	297,427	23,907,182
Monarch Casino & Resort, Inc.	10,405	626,277
Monro, Inc.	173,385	4,303,416
*Motorcar Parts of America, Inc.	101,430	732,325
Movado Group, Inc.	117,871	3,283,886
Nathan’s Famous, Inc.	6,944	454,554
*National Vision Holdings, Inc.	341,094	5,300,601
Newell Brands, Inc.	1,188,283	7,985,262
*ODP Corp. (The)	180,711	8,117,538
#*Ollie’s Bargain Outlet Holdings, Inc.	106,165	8,200,185
*OneSpaWorld Holdings, Ltd.	101,792	1,066,780

4

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*OneWater Marine, Inc.	26,898	$608,702
#*Overstock.com, Inc.	234,267	3,654,565
Oxford Industries, Inc.	69,716	5,884,030
Patrick Industries, Inc.	140,780	10,579,617
#*Penn Entertainment, Inc.	51,953	1,025,033
#Penske Automotive Group, Inc.	365,602	52,310,334
Perdoceo Education Corp.	541,067	9,787,902
#*Petco Health & Wellness Co., Inc.	639,167	2,211,518
#PetMed Express, Inc.	73,149	503,997
Phinia, Inc.	187,982	4,864,974
*Playa Hotels & Resorts NV	689,170	4,982,699
*Potbelly Corp.	38,034	334,699
PulteGroup, Inc.	510,336	37,555,626
#Purple Innovation, Inc.	43,093	41,800
PVH Corp.	362,135	26,924,737
Ralph Lauren Corp.	33,796	3,803,064
RCI Hospitality Holdings, Inc.	36,507	1,989,997
#*Red Robin Gourmet Burgers, Inc.	27,119	219,393
Rocky Brands, Inc.	37,851	464,810
*Rover Group, Inc.	16,577	106,922
*Sally Beauty Holdings, Inc.	97,069	825,086
#Shoe Carnival, Inc.	209,855	4,801,482
Signet Jewelers, Ltd.	278,529	19,449,680
*Skechers USA, Inc., Class A	90,754	4,376,158
*Skyline Champion Corp.	15,070	883,554
Smith & Wesson Brands, Inc.	352,166	5,187,405
#*Solo Brands, Inc., Class A	51,194	197,097
#Sonic Automotive, Inc., Class A	161,930	7,748,350
*Sonos, Inc.	222,499	2,398,539
*Sportsman’s Warehouse Holdings, Inc.	206,435	1,050,754
Standard Motor Products, Inc.	156,292	5,459,280
Steven Madden, Ltd.	127,198	4,170,822
*Stitch Fix, Inc., Class A	152,127	498,977
*Stoneridge, Inc.	141,566	2,303,279
Strategic Education, Inc.	94,667	7,792,041
*Strattec Security Corp.	12,284	279,461
#*Stride, Inc.	301,133	16,556,292
Superior Group of Cos., Inc.	86,213	689,704
*Sypris Solutions, Inc.	965	1,795
*Tandy Leather Factory, Inc.	439	1,844
*Taylor Morrison Home Corp.	832,802	31,912,973
#Thor Industries, Inc.	223,228	19,628,438
*ThredUp, Inc., Class A	24,504	78,903
*Tile Shop Holdings, Inc.	84,606	464,487
#*Tilly’s, Inc., Class A	138,252	1,119,841
Toll Brothers, Inc.	678,748	47,994,271
*TopBuild Corp.	12,663	2,896,788
#*Topgolf Callaway Brands Corp.	1,062,653	12,985,620
*Tri Pointe Homes, Inc.	762,101	19,098,251
*Under Armour, Inc., Class A	848,951	5,815,314
*Under Armour, Inc., Class C	543,246	3,493,072
*Unifi, Inc.	138,386	929,954
*Universal Electronics, Inc.	61,075	479,439
*Universal Technical Institute, Inc.	173,846	1,517,676
Upbound Group, Inc.	198,769	5,179,920
*Urban Outfitters, Inc.	713,240	24,692,369
*Vacasa, Inc., Class A	8,459	64,711
*Vera Bradley, Inc.	209,031	1,530,107

5

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#VF Corp.	22,991	$338,657
*Vista Outdoor, Inc.	456,164	11,458,840
#*VOXX International Corp.	151,242	1,386,889
Weyco Group, Inc.	29,455	851,839
Whirlpool Corp.	20,774	2,172,129
#Winnebago Industries, Inc.	252,941	14,657,931
Wolverine World Wide, Inc.	92,736	746,525
*Zumiez, Inc.	152,758	2,509,814

TOTAL CONSUMER DISCRETIONARY		1,245,748,524

CONSUMER STAPLES — (4.2%)
Albertsons Cos., Inc., Class A	4,261	92,464
#Alico, Inc.	58,076	1,419,377
Andersons, Inc. (The)	264,772	13,273,020
#B&G Foods, Inc.	943	7,610
*BellRing Brands, Inc.	271,934	11,891,674
*Bridgford Foods Corp.	2,382	24,868
Bunge, Ltd.	25,831	2,737,569
Calavo Growers, Inc.	56,622	1,434,802
Cal-Maine Foods, Inc.	293,607	13,303,333
Casey’s General Stores, Inc.	4,170	1,133,865
*Central Garden & Pet Co.	69,299	3,023,515
*Central Garden & Pet Co., Class A	252,081	10,005,095
*Chefs’ Warehouse, Inc. (The)	68,127	1,296,457
*Coty, Inc., Class A	1,242,549	11,642,684
*Darling Ingredients, Inc.	179,665	7,957,363
*Duckhorn Portfolio, Inc. (The)	478,687	4,992,705
Edgewell Personal Care Co.	391,798	13,673,750
*Farmer Bros Co.	58,223	146,722
Fresh Del Monte Produce, Inc.	351,669	8,791,725
#*Freshpet, Inc.	5,185	297,619
*Grocery Outlet Holding Corp.	321,915	8,907,388
*Hain Celestial Group, Inc. (The)	390,893	4,319,368
*HF Foods Group, Inc.	1,645	6,646
*Hostess Brands, Inc.	901,351	30,105,123
Ingles Markets, Inc., Class A	113,401	9,097,028
Ingredion, Inc.	169,178	15,831,677
J & J Snack Foods Corp.	7,748	1,213,414
Lifevantage Corp.	1,833	13,766
*Lifeway Foods, Inc.	2,478	26,440
#Limoneira Co.	15,282	218,380
Mannatech, Inc.	952	8,092
MGP Ingredients, Inc.	27,909	2,641,866
#*Mission Produce, Inc.	77,611	730,320
Molson Coors Beverage Co., Class B	33,011	1,907,045
*Natural Alternatives International, Inc.	24,562	148,600
Natural Grocers by Vitamin Cottage, Inc.	96,534	1,213,432
Natural Health Trends Corp.	390	2,176
*Nature’s Sunshine Products, Inc.	30,828	551,821
Nu Skin Enterprises, Inc., Class A	281,311	5,342,096
Oil-Dri Corp. of America	29,641	1,697,836
*Performance Food Group Co.	74,823	4,321,776
*Pilgrim’s Pride Corp.	282,483	7,203,317
#*Post Holdings, Inc.	336,300	26,998,164
PriceSmart, Inc.	158,903	9,929,848
*Rocky Mountain Chocolate Factory, Inc.	415	1,656
Seaboard Corp.	3,608	12,653,076
*Seneca Foods Corp., Class A	29,342	1,603,540
*Seneca Foods Corp., Class B	1,786	96,623

6

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
*Simply Good Foods Co. (The)	303,288	$11,309,610
SpartanNash Co.	240,169	5,401,401
Spectrum Brands Holdings, Inc.	191,250	14,404,950
#*Sprouts Farmers Market, Inc.	1,301	54,668
#Tootsie Roll Industries, Inc.	12,435	386,853
*TreeHouse Foods, Inc.	370,383	15,441,267
Turning Point Brands, Inc.	17,173	344,319
*United Natural Foods, Inc.	325,670	4,748,269
Universal Corp.	194,479	8,751,555
*US Foods Holding Corp.	273,996	10,669,404
*USANA Health Sciences, Inc.	31,385	1,429,587
Utz Brands, Inc.	158,666	1,934,139
Village Super Market, Inc., Class A	60,520	1,480,924
*Vital Farms, Inc.	57,868	640,020
#Weis Markets, Inc.	205,935	13,406,369
#*Whole Earth Brands, Inc.	71,990	254,845
*Willamette Valley Vineyards, Inc.	3,095	16,404

TOTAL CONSUMER STAPLES		344,611,315

ENERGY — (10.3%)
Adams Resources & Energy, Inc.	24,521	780,749
#*Amplify Energy Corp.	176,105	1,223,930
Antero Midstream Corp.	150,753	1,860,292
#*Antero Resources Corp.	302,008	8,891,115
Archrock, Inc.	1,195,933	15,152,471
Ardmore Shipping Corp.	313,713	4,169,246
#*Battalion Oil Corp.	493	2,958
Berry Corp.	473,759	3,955,888
*Bristow Group, Inc.	114,681	2,997,761
California Resources Corp.	377,843	19,870,763
#*Callon Petroleum Co.	378,141	14,123,566
#Chesapeake Energy Corp.	78,201	6,731,542
Chord Energy Corp.	119,951	19,830,299
#Civitas Resources, Inc.	68,538	5,169,821
*Clean Energy Fuels Corp.	1,446,181	5,047,172
#*CNX Resources Corp.	1,290,590	28,031,615
#Comstock Resources, Inc.	572,813	7,217,444
CONSOL Energy, Inc.	262,244	24,097,601
Delek US Holdings, Inc.	474,660	12,507,291
*Denbury, Inc.	45,079	4,007,072
#DHT Holdings, Inc.	1,308,209	14,547,284
*DMC Global, Inc.	52,239	989,929
#Dorian LPG, Ltd.	362,419	11,586,535
*Dril-Quip, Inc.	240,063	5,199,765
DT Midstream, Inc.	294,791	15,909,870
#Earthstone Energy, Inc., Class A	160,543	3,398,695
Energy Services of America Corp.	6,660	31,502
#EnLink Midstream LLC	170,760	2,098,640
Epsilon Energy, Ltd.	86,128	491,791
#EQT Corp.	3,899	165,240
Equitrans Midstream Corp.	733,630	6,507,298
Evolution Petroleum Corp.	80,798	519,531
*Expro Group Holdings NV	174,259	2,744,579
*Forum Energy Technologies, Inc.	46,098	1,003,553
*Geospace Technologies Corp.	28,082	336,703
#*Green Plains, Inc.	198,442	5,830,226
*Gulf Island Fabrication, Inc.	68,909	271,501
*Gulfport Energy Corp.	21,760	2,689,754
*Hallador Energy Co.	138,299	1,933,420

7

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*Helix Energy Solutions Group, Inc.	1,164,201	$11,409,170
Helmerich & Payne, Inc.	456,714	18,072,173
HF Sinclair Corp.	957,358	53,018,486
#*Independence Contract Drilling, Inc.	59,958	160,088
#International Seaways, Inc.	406,701	19,558,251
Liberty Energy, Inc.	1,087,887	21,431,374
#Magnolia Oil & Gas Corp., Class A	164,664	3,696,707
*Mammoth Energy Services, Inc.	51,960	210,438
#Matador Resources Co.	323,342	19,946,968
Mexco Energy Corp.	3,788	48,330
Murphy Oil Corp.	816,152	36,620,740
*Nabors Industries, Ltd.	30,135	2,942,381
NACCO Industries, Inc., Class A	32,353	1,117,796
*National Energy Services Reunited Corp.	27,907	157,675
*Natural Gas Services Group, Inc.	95,157	1,396,905
*NCS Multistage Holdings, Inc.	360	4,903
*Newpark Resources, Inc.	586,384	4,057,777
Noble Corp. PLC	13,165	614,674
Nordic American Tankers, Ltd.	1,230,542	5,648,188
Northern Oil and Gas, Inc.	40,599	1,556,566
NOV, Inc.	789,903	15,766,464
*Oceaneering International, Inc.	56,811	1,249,274
*Oil States International, Inc.	493,314	3,581,460
*Overseas Shipholding Group, Inc., Class A	320,089	1,565,235
#Ovintiv, Inc.	137,606	6,605,088
*Par Pacific Holdings, Inc.	84,201	2,763,477
Patterson-UTI Energy, Inc.	1,801,402	22,877,805
PBF Energy, Inc., Class A	904,872	43,008,566
#Peabody Energy Corp.	1,047,153	24,702,339
#Permian Resources Corp.	1,180,840	17,204,839
PHX Minerals, Inc.	184,828	639,505
*PrimeEnergy Resources Corp.	2,055	219,721
*Profire Energy, Inc.	61,866	114,452
*ProPetro Holding Corp.	877,609	9,197,342
#Range Resources Corp.	316,756	11,352,535
Ranger Energy Services, Inc.	21,184	245,946
*REX American Resources Corp.	131,279	4,989,915
#Riley Exploration Permian, Inc.	6,667	211,011
#*Ring Energy, Inc.	2,453	4,268
#RPC, Inc.	716,330	5,959,866
SandRidge Energy, Inc.	137,076	2,172,655
Scorpio Tankers, Inc.	448,816	25,201,018
#*SEACOR Marine Holdings, Inc.	67,788	939,542
*Seadrill, Ltd.	66,530	2,629,266
Select Water Solutions, Inc.	643,366	4,786,643
SFL Corp., Ltd.	1,063,189	11,546,232
*SilverBow Resources, Inc.	109,795	3,744,009
#Sitio Royalties Corp., Class A	109,293	2,701,723
SM Energy Co.	435,377	17,554,401
Solaris Oilfield Infrastructure, Inc., Class A	198,689	1,835,886
*Southwestern Energy Co.	2,110,229	15,045,933
*Stabilis Solutions, Inc.	8	39
*Talos Energy, Inc.	651,734	10,101,877
TechnipFMC PLC	1,837,414	39,541,149
*Teekay Corp.	466,722	3,281,056
Teekay Tankers, Ltd., Class A	230,274	11,444,618
*Tidewater, Inc.	192,040	13,125,934
*TOP Ships, Inc.	4,995	32,068

8

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
#*Transocean, Ltd.	4,958,851	$32,827,594
*US Silica Holdings, Inc.	602,666	7,274,179
VAALCO Energy, Inc.	6,589	29,453
*Vital Energy, Inc.	86,034	4,305,141
#Vitesse Energy, Inc.	61,219	1,450,278
#World Kinect Corp.	468,596	8,669,026

TOTAL ENERGY		856,092,830

FINANCIALS — (24.3%)
1st Source Corp.	148,481	6,773,703
#*Acacia Research Corp.	232,189	833,559
ACNB Corp.	21,321	733,656
*Affinity Bancshares, Inc.	371	5,509
Alerus Financial Corp.	12,664	219,214
Ally Financial, Inc.	604,871	14,631,830
Amalgamated Financial Corp.	137,239	2,503,239
#A-Mark Precious Metals, Inc.	132,269	3,581,845
*Ambac Financial Group, Inc.	294,565	3,573,073
Amerant Bancorp, Inc.	53,939	983,308
American Equity Investment Life Holding Co.	490,947	26,000,553
American National Bankshares, Inc.	42,203	1,610,466
Ameris BanCorp	462,340	17,245,282
AMERISAFE, Inc.	4,247	216,470
AmeriServ Financial, Inc.	93,747	239,055
#Ames National Corp.	16,998	287,606
Argo Group International Holdings, Ltd.	30,037	896,304
Arrow Financial Corp.	30,111	641,665
*AssetMark Financial Holdings, Inc.	56,636	1,354,167
Associated Banc-Corp.	1,134,909	18,396,875
Associated Capital Group, Inc., Class A	6,902	232,183
Assurant, Inc.	30,946	4,607,859
Assured Guaranty, Ltd.	519,053	32,388,907
Atlantic American Corp.	9,607	16,332
#Atlantic Union Bankshares Corp.	550,263	15,853,077
#*Atlanticus Holdings Corp.	71,104	2,080,503
Auburn National BanCorp, Inc.	804	16,884
*Avantax, Inc.	4,294	110,828
Axis Capital Holdings, Ltd.	522,474	29,833,265
*Axos Financial, Inc.	413,591	14,901,684
#Banc of California, Inc.	309,945	3,474,483
BancFirst Corp.	4,946	401,170
*BanCorp, Inc. (The)	6,669	237,750
#Bank of Hawaii Corp.	1,220	60,256
Bank of Marin BanCorp	51,421	863,873
Bank of NT Butterfield & Son, Ltd. (The)	136,985	3,460,241
Bank of the James Financial Group, Inc.	584	5,618
#Bank OZK	751,986	26,928,619
Bank7 Corp.	1,944	40,707
BankFinancial Corp.	70,318	590,671
BankUnited, Inc.	410,652	8,956,320
Bankwell Financial Group, Inc.	25,655	627,778
Banner Corp.	242,575	10,239,091
Bar Harbor Bankshares	57,545	1,439,776
BayCom Corp.	30,083	595,643
BCB BanCorp, Inc.	92,197	947,785
Berkshire Hills BanCorp, Inc.	323,900	6,351,679
*Blue Foundry BanCorp	62,238	469,897
Blue Ridge Bankshares, Inc.	10,379	32,694
BOK Financial Corp.	244,624	16,027,764

9

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#Bread Financial Holdings, Inc.	298,833	$8,077,456
*Bridgewater Bancshares, Inc.	65,700	632,691
#*Brighthouse Financial, Inc.	336,687	15,251,921
Brookline BanCorp, Inc.	568,258	4,625,620
Business First Bancshares, Inc.	38,426	750,844
Byline BanCorp, Inc.	142,268	2,698,824
C&F Financial Corp.	9,623	506,747
#Cadence Bank	875,046	18,533,474
*California BanCorp	1,413	28,924
*California First Leasing Corp.	7,946	133,096
#Cambridge BanCorp	16,093	864,355
Camden National Corp.	96,878	2,824,962
*Cannae Holdings, Inc.	84,744	1,385,564
*Cantaloupe, Inc.	4,599	30,261
Capital BanCorp, Inc.	12,358	252,598
Capital City Bank Group, Inc.	106,182	3,033,620
Capitol Federal Financial, Inc.	1,018,222	5,294,754
Capstar Financial Holdings, Inc.	73,292	1,112,573
Carlyle Group, Inc. (The)	63,408	1,746,256
*Carter Bankshares, Inc.	73,491	827,509
*Carver Bancorp, Inc.	16,205	20,742
Cass Information Systems, Inc.	18,979	717,596
Cathay General BanCorp	507,241	17,200,542
CB Financial Services, Inc.	1,633	34,489
*CCUR Holdings, Inc.	11	33,550
Central Pacific Financial Corp.	135,183	2,133,188
Central Valley Community Bancorp	39,774	627,236
CF Bankshares, Inc.	766	11,682
Chemung Financial Corp.	8,471	349,683
#ChoiceOne Financial Services, Inc.	678	12,794
Citizens & Northern Corp.	49,167	889,923
Citizens Community BanCorp, Inc.	39,405	347,552
Citizens Financial Group, Inc.	4,864	113,964
#Citizens Holding Co.	1,503	15,045
#*Citizens, Inc.	46,602	139,340
#City Holding Co.	25,484	2,313,438
Civista Bancshares, Inc.	75,918	1,106,884
CNA Financial Corp.	61,292	2,476,197
CNB Financial Corp.	65,463	1,190,117
CNO Financial Group, Inc.	950,198	22,025,590
*Coastal Financial Corp.	7,946	295,353
#Codorus Valley BanCorp, Inc.	28,484	558,856
Colony Bankcorp, Inc.	21,745	216,363
Columbia Banking System, Inc.	671,111	13,200,753
#*Columbia Financial, Inc.	76,572	1,232,809
Comerica, Inc.	224,276	8,836,474
Community Bank System, Inc.	129,830	5,186,709
Community Trust BanCorp, Inc.	125,130	4,699,883
Community West Bancshares	24,189	305,023
ConnectOne BanCorp, Inc.	229,823	3,743,817
#*Consumer Portfolio Services, Inc.	136,900	1,266,325
*CrossFirst Bankshares, Inc.	120,629	1,276,255
*Customers BanCorp, Inc.	163,443	6,572,043
#CVB Financial Corp.	441,685	6,899,120
Dime Community Bancshares, Inc.	240,573	4,424,137
Donegal Group, Inc., Class A	135,565	1,914,178
Donegal Group, Inc., Class B	6,421	84,179
Eagle BanCorp, Inc.	155,089	3,021,134

10

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
East West Bancorp, Inc.	67,098	$3,597,795
Eastern Bankshares, Inc.	439,306	4,836,759
*eHealth, Inc.	135,930	1,166,279
Employers Holdings, Inc.	183,777	6,983,526
Enact Holdings, Inc.	61,432	1,693,066
*Encore Capital Group, Inc.	183,146	6,900,941
*Enova International, Inc.	240,475	9,590,143
*Enstar Group, Ltd.	60,429	14,319,860
Enterprise BanCorp, Inc.	29,225	768,910
Enterprise Financial Services Corp.	226,998	7,892,720
Equitable Holdings, Inc.	361,027	9,592,487
Equity Bancshares, Inc., Class A	100,877	2,441,223
Esquire Financial Holdings, Inc.	9,206	421,635
ESSA Bancorp, Inc.	24,400	406,260
Essent Group, Ltd.	374,885	17,709,567
#Evans BanCorp, Inc.	16,721	413,343
Everest Group, Ltd.	11,473	4,538,948
#*EZCORP, Inc., Class A	444,009	3,640,874
#F&G Annuities & Life, Inc.	10,575	324,547
Farmers & Merchants BanCorp, Inc.	8,784	153,017
#Farmers National Banc Corp.	97,652	1,102,491
FB Financial Corp.	166,014	4,875,831
Federal Agricultural Mortgage Corp., Class A	2,759	333,770
Federal Agricultural Mortgage Corp., Class C	51,201	7,606,421
Fidelity National Financial, Inc.	240,943	9,418,462
Financial Institutions, Inc.	102,891	1,629,793
Finward Bancorp	112	2,031
First American Financial Corp.	442,442	22,759,216
First BanCorp	1,356,118	18,104,175
First BanCorp, Inc. (The)	44,787	1,049,359
First Bancorp/Southern Pines NC	202,553	5,878,088
First Bancshares, Inc. (The)	92,418	2,238,364
First Bank	56,219	621,782
First Busey Corp.	302,582	6,009,279
First Business Financial Services, Inc.	41,238	1,266,007
First Capital, Inc.	347	8,328
First Citizens BancShares, Inc., Class A	8,180	11,294,453
First Commonwealth Financial Corp.	704,747	8,583,818
First Community Bankshares, Inc.	84,374	2,754,811
First Community Corp.	2,851	50,463
First Financial BanCorp	613,479	11,349,362
First Financial Corp.	59,026	2,031,085
First Financial Northwest, Inc.	74,588	808,534
#First Foundation, Inc.	314,207	1,426,500
First Guaranty Bancshares, Inc.	32	336
First Hawaiian, Inc.	637,219	11,425,337
First Horizon Corp.	265,427	2,853,340
First Internet BanCorp	43,873	718,201
First Interstate BancSystem, Inc., Class A	437,650	10,096,586
First Merchants Corp.	428,524	11,702,990
First Mid Bancshares, Inc.	53,875	1,471,865
First National Corp.	88	1,663
First Northwest BanCorp	11,600	150,684
First of Long Island Corp. (The)	111,538	1,197,918
First Savings Financial Group, Inc.	2,919	43,201
First United Corp.	21,823	357,461
First US Bancshares, Inc.	230	1,977
*First Western Financial, Inc.	17,392	232,531

11

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Five Star BanCorp	1,756	$34,189
Flushing Financial Corp.	191,931	2,368,429
FNB Corp.	1,997,065	21,348,625
FNCB Bancorp, Inc.	2,179	12,290
Franklin Financial Services Corp.	1,243	39,776
FS BanCorp, Inc.	28,421	820,514
#Fulton Financial Corp.	1,204,619	15,648,001
#*FVCBankCorp, Inc.	18,303	199,869
*Genworth Financial, Inc.	3,232,922	19,365,203
German American BanCorp, Inc.	101,329	2,769,322
#Glacier BanCorp, Inc.	21,317	643,560
Globe Life, Inc.	138,501	16,115,976
Great Southern BanCorp, Inc.	88,328	4,391,668
*Green Dot Corp., Class A	344,657	3,853,265
*Greenlight Capital Re, Ltd., Class A	137,964	1,538,299
#Guaranty Bancshares, Inc.	33,849	965,712
*Hallmark Financial Services, Inc.	1,867	3,585
Hancock Whitney Corp.	476,026	16,389,575
Hanmi Financial Corp.	225,365	3,308,358
Hanover Insurance Group, Inc. (The)	5,206	610,195
HarborOne BanCorp, Inc.	326,993	3,217,611
Hawthorn Bancshares, Inc.	19,573	341,549
HBT Financial, Inc.	6,829	122,922
Heartland Financial USA, Inc.	218,308	5,981,639
Hennessy Advisors, Inc.	891	5,881
Heritage Commerce Corp.	433,655	3,547,298
Heritage Financial Corp.	231,142	3,760,680
*Heritage Insurance Holdings, Inc.	126,476	747,473
Hilltop Holdings, Inc.	246,560	6,809,987
#Hingham Institution For Savings (The)	4,459	662,518
HMN Financial, Inc.	18,618	338,848
Home BanCorp, Inc.	27,042	926,729
#Home BancShares, Inc.	385,360	7,880,612
Home Federal Bancorp, Inc. of Louisiana	89	1,094
HomeStreet, Inc.	84,178	406,580
HomeTrust Bancshares, Inc.	30,621	631,099
Hope BanCorp, Inc.	667,576	5,847,966
Horace Mann Educators Corp.	317,293	10,067,707
Horizon BanCorp, Inc.	286,461	2,718,515
*I3 Verticals, Inc., Class A	1,662	31,163
IF BanCorp, Inc.	89	1,246
Independent Bank Corp.	209,636	10,230,237
Independent Bank Corp.	115,760	2,309,412
Independent Bank Group, Inc.	232,290	8,211,452
International Bancshares Corp.	487,170	21,352,661
Invesco, Ltd.	2,127,405	27,592,443
Investar Holding Corp.	1,452	13,765
Investors Title Co.	8,413	1,209,874
#Jackson Financial, Inc., Class A	505,464	18,555,583
James River Group Holdings, Ltd.	140,174	1,927,393
Janus Henderson Group PLC	849,353	19,594,574
Jefferies Financial Group, Inc.	579,753	18,656,452
Kearny Financial Corp.	486,143	3,373,832
Kemper Corp.	372,623	14,860,205
Kentucky First Federal BanCorp	167	745
KeyCorp	61,968	633,313
Lake Shore BanCorp, Inc.	1,126	11,012
Lakeland BanCorp, Inc.	216,674	2,444,083

12

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Landmark BanCorp, Inc.	4,753	$79,328
#LCNB Corp.	19,157	268,006
*LendingClub Corp.	620,953	3,222,746
*LendingTree, Inc.	24,353	322,190
Lincoln National Corp.	20,538	447,112
Live Oak Bancshares, Inc.	93,778	2,705,495
Luther Burbank Corp.	71,208	579,633
Macatawa Bank Corp.	162,707	1,485,515
Magyar Bancorp, Inc.	9,232	83,088
#MainStreet Bancshares, Inc.	3,154	60,809
*MBIA, Inc.	149,098	1,025,794
Medallion Financial Corp.	186	1,356
Mercantile Bank Corp.	86,197	2,839,329
Merchants BanCorp	58,320	1,743,185
Mercury General Corp.	282,907	8,736,168
Meridian Corp.	4,038	40,380
Metrocity Bankshares, Inc.	13,941	279,378
*Metropolitan Bank Holding Corp.	53,498	1,733,870
MGIC Investment Corp.	1,404,663	23,654,525
Mid Penn BanCorp, Inc.	30,612	583,465
#Middlefield Banc Corp.	4,081	104,066
Midland States BanCorp, Inc.	155,401	3,390,850
MidWestOne Financial Group, Inc.	43,522	866,958
*Mr. Cooper Group, Inc.	199,692	11,288,589
MVB Financial Corp.	6,153	120,906
National Bank Holdings Corp., Class A	161,647	5,040,153
#National Bankshares, Inc.	4,148	97,478
National Western Life Group, Inc., Class A	16,823	8,056,535
#Navient Corp.	1,010,964	16,084,437
NBT BanCorp, Inc.	290,739	9,731,034
*NCR Atleos Corp.	166,380	3,670,343
Nelnet, Inc., Class A	198,290	16,816,975
*NerdWallet, Inc., Class A	28,609	308,405
New York Community BanCorp, Inc.	3,471,063	32,905,677
*NI Holdings, Inc.	6,859	87,041
#Nicolet Bankshares, Inc.	51,590	3,756,784
*NMI Holdings, Inc., Class A	467,978	12,799,198
#Northeast Bank	26,634	1,271,507
Northeast Community Bancorp, Inc.	4,666	71,110
Northfield BanCorp, Inc.	334,338	2,875,307
Northrim BanCorp, Inc.	29,517	1,231,154
#Northwest Bancshares, Inc.	1,025,708	10,687,877
Norwood Financial Corp.	7,197	184,315
#Oak Valley Bancorp	2,946	73,503
OceanFirst Financial Corp.	328,452	4,158,202
*Ocwen Financial Corp.	40,568	975,255
OFG BanCorp	320,795	9,501,948
Ohio Valley Banc Corp.	4,319	103,224
Old National Bancorp	1,364,285	18,690,705
Old Point Financial Corp.	118	1,837
Old Republic International Corp.	1,325,385	36,289,041
Old Second Bancorp, Inc.	104,888	1,422,281
OneMain Holdings, Inc.	388,262	13,950,254
OP Bancorp	39,713	335,575
*Oportun Financial Corp.	77,777	454,995
Oppenheimer Holdings, Inc., Class A	16,474	577,743
*OptimumBank Holdings, Inc.	230	727
Origin BanCorp, Inc.	53,704	1,589,101

13

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Orrstown Financial Services, Inc.	33,635	$710,035
*Oscar Health, Inc., Class A	71,562	366,397
Pacific Premier BanCorp, Inc.	527,102	10,014,938
#PacWest BanCorp	231,183	1,636,776
#Park National Corp.	30,135	3,055,388
Parke BanCorp, Inc.	36,237	610,231
Partners BanCorp	437	3,168
Pathfinder Bancorp, Inc.	287	3,679
Pathward Financial, Inc.	176,283	7,983,857
*Patriot National BanCorp, Inc.	183	1,087
*Paysafe, Ltd.	116,634	1,133,682
PCB Bancorp	28,275	434,870
Peapack-Gladstone Financial Corp.	127,531	2,980,399
Penns Woods Bancorp, Inc.	10,998	231,838
PennyMac Financial Services, Inc.	286,130	19,227,936
Peoples BanCorp of North Carolina, Inc.	7,242	162,945
Peoples BanCorp, Inc.	183,020	5,047,692
Peoples Financial Services Corp.	11,466	449,582
Pinnacle Financial Partners, Inc.	319,841	19,945,285
Piper Sandler Cos.	4,442	621,214
Plumas Bancorp	8,409	287,167
*Ponce Financial Group, Inc.	59,846	465,602
Popular, Inc.	460,923	29,978,432
*PRA Group, Inc.	201,427	2,479,566
Preferred Bank	62,764	3,738,851
Premier Financial Corp.	253,275	4,394,321
Primis Financial Corp.	67,692	633,597
Princeton BanCorp, Inc.	3,221	96,630
ProAssurance Corp.	256,137	4,354,329
*PROG Holdings, Inc.	184,754	5,060,412
Prosperity Bancshares, Inc.	492,699	26,871,803
*Provident Bancorp, Inc.	13,468	130,640
Provident Financial Holdings, Inc.	31,399	375,218
#Provident Financial Services, Inc.	532,435	7,480,712
QCR Holdings, Inc.	119,424	5,666,669
Radian Group, Inc.	611,124	15,485,882
RBB Bancorp	49,766	575,793
Red River Bancshares, Inc.	1,844	85,709
Regional Management Corp.	59,423	1,477,256
Reinsurance Group of America, Inc.	42,297	6,322,133
RenaissanceRe Holdings, Ltd.	13,762	3,021,998
Renasant Corp.	412,784	10,067,802
*Repay Holdings Corp.	371,599	2,225,878
Republic BanCorp, Inc., Class A	46,947	2,074,588
*Rhinebeck Bancorp, Inc.	126	804
Richmond Mutual BanCorp, Inc.	2,325	22,808
Riverview BanCorp, Inc.	88,119	471,437
S&T BanCorp, Inc.	201,921	5,201,485
Safety Insurance Group, Inc.	91,717	6,894,367
Sandy Spring BanCorp, Inc.	235,544	4,816,875
SB Financial Group, Inc.	2,880	40,234
Seacoast Banking Corp. of Florida	366,591	7,408,804
*Security National Financial Corp., Class A	21,950	151,675
ServisFirst Bancshares, Inc.	2,219	104,648
Shore Bancshares, Inc.	84,648	868,488
Sierra BanCorp	81,352	1,431,795
Simmons First National Corp., Class A	685,252	9,737,431
*SiriusPoint, Ltd.	622,628	6,132,886

14

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
SLM Corp.	107,557	$1,398,241
SmartFinancial, Inc.	47,659	993,690
Sound Financial Bancorp, Inc.	1	37
South Plains Financial, Inc.	27,932	749,136
*Southern First Bancshares, Inc.	28,242	762,534
Southern Missouri BanCorp, Inc.	28,405	1,148,982
Southside Bancshares, Inc.	106,439	2,841,921
SouthState Corp.	382,246	25,266,461
#Stellar Bancorp, Inc.	216,396	4,704,449
*Sterling BanCorp, Inc.	26,706	147,951
Stewart Information Services Corp.	184,041	8,037,070
Stifel Financial Corp.	229,616	13,088,112
Stock Yards Bancorp, Inc.	15,604	610,272
*StoneX Group, Inc.	118,855	11,329,259
Summit Financial Group, Inc.	44,660	960,190
Summit State Bank	885	11,284
*SWK Holdings Corp.	1,414	22,822
Synovus Financial Corp.	692,600	18,056,082
Territorial BanCorp, Inc.	26,578	205,182
*Texas Capital Bancshares, Inc.	361,354	19,896,151
#TFS Financial Corp.	98,498	1,168,186
*Third Coast Bancshares, Inc.	710	11,012
Timberland BanCorp, Inc.	48,941	1,379,647
Tiptree, Inc.	181,250	2,738,688
Tompkins Financial Corp.	31,311	1,568,055
Towne Bank/Portsmouth VA	508,006	12,161,664
TriCo Bancshares	145,265	4,699,323
*Triumph Financial, Inc.	111,618	6,948,221
TrustCo Bank Corp.	133,750	3,414,638
Trustmark Corp.	418,195	8,409,901
UMB Financial Corp.	108,440	6,801,357
*»Unico American Corp.	26,066	461
United Bancorp, Inc.	403	4,066
United Bancshares, Inc.	3,923	67,750
United Bankshares, Inc.	724,434	20,602,903
United Community Banks, Inc.	581,555	12,846,550
#United Fire Group, Inc.	146,469	2,949,886
United Security Bancshares/Fresno CA	59,012	458,523
Unity BanCorp, Inc.	47,566	1,144,438
Universal Insurance Holdings, Inc.	191,670	3,001,552
Univest Financial Corp.	188,211	3,135,595
#Unum Group	705,320	34,490,148
US Global Investors, Inc., Class A	7,255	20,024
#Valley National BanCorp	2,552,966	19,862,075
Veritex Holdings, Inc.	183,743	3,164,054
Victory Capital Holdings, Inc., Class A	84,562	2,491,197
#Virginia National Bankshares Corp.	2,556	78,546
Virtu Financial, Inc., Class A	41,475	766,873
#Virtus Investment Partners, Inc.	38,656	7,121,595
Voya Financial, Inc.	355,415	23,731,060
WaFd, Inc.	494,012	12,192,216
Walker & Dunlop, Inc.	108,312	7,018,618
Washington Trust BanCorp, Inc.	83,190	1,929,176
Waterstone Financial, Inc.	150,355	1,623,834
Webster Financial Corp.	665,155	25,255,935
WesBanco, Inc.	414,807	10,117,143
West BanCorp, Inc.	78,508	1,289,886
Westamerica BanCorp	16,675	787,727

15

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Western Alliance Bancorp	103,433	$4,251,096
Western New England Bancorp, Inc.	79,598	570,718
Westwood Holdings Group, Inc.	16,201	147,267
White Mountains Insurance Group, Ltd.	16,303	23,325,517
#William Penn Bancorp	150	1,827
Wintrust Financial Corp.	302,959	22,628,008
#*World Acceptance Corp.	16,212	1,598,827
WSFS Financial Corp.	413,510	14,638,254
WVS Financial Corp.	1,304	15,974
Zions BanCorp NA	617,081	19,036,949

TOTAL FINANCIALS		2,013,541,677

HEALTH CARE — (5.0%)
*2seventy bio, Inc.	25,547	62,335
*Aadi Bioscience, Inc.	4,813	21,081
*Acadia Healthcare Co., Inc.	211,761	15,566,551
*Accolade, Inc.	126,534	822,471
*AdaptHealth Corp.	125,549	920,274
*Addus HomeCare Corp.	60,104	4,742,206
*Adverum Biotechnologies, Inc.	32,131	28,789
#*Agiliti, Inc.	100,558	566,142
*Agios Pharmaceuticals, Inc.	436,571	9,172,357
*Allakos, Inc.	100,516	191,986
#*Allogene Therapeutics, Inc.	215,092	606,559
#*ALX Oncology Holdings, Inc.	16,408	118,138
*Amedisys, Inc.	79,358	7,260,463
*American Well Corp., Class A	197,405	230,964
#*Amneal Pharmaceuticals, Inc.	92,980	359,833
*Amphastar Pharmaceuticals, Inc.	45,353	2,053,130
#*AnaptysBio, Inc.	50,241	819,431
*AngioDynamics, Inc.	185,113	1,147,701
*ANI Pharmaceuticals, Inc.	12,570	776,072
*Anika Therapeutics, Inc.	81,779	1,594,691
*Annexon, Inc.	12,528	28,439
*AquaBounty Technologies, Inc.	17,997	40,853
*ARCA biopharma, Inc.	5,162	9,188
*Arcturus Therapeutics Holdings, Inc.	126,428	2,414,775
*Arcus Biosciences, Inc.	57,403	901,801
#*ARS Pharmaceuticals, Inc.	70,076	250,171
*Artivion, Inc.	123,545	1,573,963
*Atara Biotherapeutics, Inc.	1,489	1,921
*Atea Pharmaceuticals, Inc.	9,410	30,583
#*Athira Pharma, Inc.	74,211	115,769
*aTyr Pharma, Inc.	6,288	7,860
*Avanos Medical, Inc.	358,694	6,585,622
#*Avidity Biosciences, Inc.	239,681	1,234,357
#*Azenta, Inc.	294,101	13,366,890
*Bellerophon Therapeutics, Inc.	198	7
*BioAtla, Inc.	47,496	69,819
#*Bionano Genomics, Inc.	168,841	233,001
*Bio-Rad Laboratories, Inc., Class A	1,640	451,459
#*Bluebird Bio, Inc.	548,635	1,618,473
#*Brookdale Senior Living, Inc.	973,717	3,807,233
*Cara Therapeutics, Inc.	6,319	8,152
#*CareDx, Inc.	94,391	510,655
*Caribou Biosciences, Inc.	10,494	38,093
#Carisma Therapeutics, Inc.	3,509	10,527
*Castle Biosciences, Inc.	71,086	1,110,363
*Catalent, Inc.	3,489	119,987

16

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Certara, Inc.	277,382	$3,381,287
*Cogent Biosciences, Inc.	91,789	748,998
*Collegium Pharmaceutical, Inc.	8,381	182,371
*Computer Programs and Systems, Inc.	84,548	1,191,281
#*Corbus Pharmaceuticals Holdings, Inc.	3,333	18,165
*Cross Country Healthcare, Inc.	245,801	5,692,751
#*CryoPort, Inc.	32,894	319,072
#*Cullinan Oncology, Inc.	120,153	1,121,027
*Cumberland Pharmaceuticals, Inc.	47,527	89,826
*Cytek Biosciences, Inc.	84,283	354,831
#*DarioHealth Corp.	17,230	22,054
#*Definitive Healthcare Corp.	180,099	1,037,370
#DENTSPLY SIRONA, Inc.	151,689	4,612,862
*Design Therapeutics, Inc.	4,993	10,186
*Dominari Holdings, Inc.	27,247	52,314
#*Dynavax Technologies Corp.	332,571	4,725,834
*Eagle Pharmaceuticals, Inc.	34,860	478,628
*Edgewise Therapeutics, Inc.	26,282	168,205
#*Editas Medicine, Inc.	287,859	1,922,898
*Elanco Animal Health, Inc.	1,169,840	10,306,290
*Electromed, Inc.	37,462	394,475
#*Emergent BioSolutions, Inc.	157,768	329,735
#*Enhabit, Inc.	217,414	1,602,341
*Enovis Corp.	350,853	16,104,153
*Envista Holdings Corp.	760,274	17,691,576
#*Enzo Biochem, Inc.	166,585	223,224
*EQRx, Inc.	347,478	757,502
#*Erasca, Inc.	51,046	117,916
*Evolent Health, Inc., Class A	79,532	1,942,967
*Fate Therapeutics, Inc.	69,471	125,743
*FONAR Corp.	30,877	418,383
#*Fulcrum Therapeutics, Inc.	97,440	354,682
#*Fulgent Genetics, Inc.	152,511	3,651,113
*Gain Therapeutics, Inc.	699	1,999
*Generation Bio Co.	102,319	96,006
*Globus Medical, Inc.	66,663	3,047,166
*GoodRx Holdings, Inc., Class A	161,976	798,542
*Graphite Bio, Inc.	1,822	4,537
*Harvard Bioscience, Inc.	244,089	1,071,551
*Health Catalyst, Inc.	173,253	1,297,665
HealthStream, Inc.	156,721	3,980,713
*Hepion Pharmaceuticals, Inc.	1,314	6,123
*ICU Medical, Inc.	10,898	1,068,658
*ImmuCell Corp.	510	2,575
#*Innoviva, Inc.	479,216	5,947,071
*Inogen, Inc.	57,691	257,879
*Inotiv, Inc.	5,918	11,303
*Integer Holdings Corp.	234,367	19,023,569
*Integra LifeSciences Holdings Corp.	123,027	4,424,051
*Ironwood Pharmaceuticals, Inc.	662,077	5,938,831
*iTeos Therapeutics, Inc.	88,773	893,056
*Jazz Pharmaceuticals PLC	49,484	6,285,458
*KALA BIO, Inc.	3,792	25,786
#*KalVista Pharmaceuticals, Inc.	55,487	471,085
*Kewaunee Scientific Corp.	10,043	178,765
*Kodiak Sciences, Inc.	73,451	106,504
*Kura Oncology, Inc.	208,418	1,761,132
#*Larimar Therapeutics, Inc.	8,400	24,612

17

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*LENSAR, Inc.	52,428	$112,720
#*LifeStance Health Group, Inc.	12,349	71,995
*Ligand Pharmaceuticals, Inc.	56,048	2,930,750
*Lipocine, Inc.	2,622	6,686
*LivaNova PLC	29,625	1,453,106
#*MacroGenics, Inc.	20,000	104,400
#*MaxCyte, Inc.	40,857	120,937
#*MEI Pharma, Inc.	1,515	10,332
*Merit Medical Systems, Inc.	10,156	698,123
#*Merrimack Pharmaceuticals, Inc.	68,118	833,083
Mesa Laboratories, Inc.	16,644	1,561,707
*Monte Rosa Therapeutics, Inc.	678	2,305
*Mustang Bio, Inc.	3,855	6,322
*Myriad Genetics, Inc.	143,814	2,240,622
National HealthCare Corp.	77,443	5,216,560
*Neogen Corp.	1,488	22,156
#*NeoGenomics, Inc.	209,273	2,934,007
*NeuroBo Pharmaceuticals, Inc.	261	110
#*NextGen Healthcare, Inc.	28,594	683,968
*NGM Biopharmaceuticals, Inc.	15,383	13,074
#*Nurix Therapeutics, Inc.	38,843	217,132
*Olema Pharmaceuticals, Inc.	26,258	348,969
#*OMNIAB Operations, Inc. - Earnout Shares	116,766	531,285
*Omnicell, Inc.	43,297	1,538,775
#*OPKO Health, Inc.	67,468	84,335
*OptimizeRx Corp.	10,100	81,406
#*Oramed Pharmaceuticals, Inc.	1,526	2,793
*OraSure Technologies, Inc.	383,456	1,978,633
#*Organogenesis Holdings, Inc.	202,157	452,832
*ORIC Pharmaceuticals, Inc.	3,861	25,869
#*Orthofix Medical, Inc.	34,972	386,091
#*OrthoPediatrics Corp.	31,299	765,574
*Owens & Minor, Inc.	511,546	7,330,454
*Pacira BioSciences, Inc.	173,168	4,893,728
Patterson Cos., Inc.	636,357	19,383,434
*<»PDL BioPharma, Inc.	463,418	866,592
*Pediatrix Medical Group, Inc.	516,737	5,921,806
*Pennant Group, Inc. (The)	37,387	406,397
Perrigo Co. PLC	705,143	19,490,153
*PetIQ, Inc.	124,698	2,340,581
Phibro Animal Health Corp., Class A	79,024	862,942
*PMV Pharmaceuticals, Inc.	31,086	46,940
*Poseida Therapeutics, Inc.	48,895	98,768
Premier, Inc., Class A	351,093	6,748,007
*Prestige Consumer Healthcare, Inc.	360,066	21,373,518
*Pro-Dex, Inc.	356	6,237
#*ProPhase Labs, Inc.	2,092	9,184
Psychemedics Corp.	367	895
*Pyxis Oncology, Inc.	36,797	61,451
*Quanterix Corp.	81,134	1,762,230
*QuidelOrtho Corp.	89,907	5,491,520
*REGENXBIO, Inc.	95,434	1,230,144
*Replimune Group, Inc.	74,501	1,085,480
#*Sage Therapeutics, Inc.	200,564	3,756,564
*Scholar Rock Holding Corp.	19,816	233,036
*Seer, Inc.	17,374	28,493
Select Medical Holdings Corp.	279,405	6,350,876
*Semler Scientific, Inc.	1,876	54,723

18

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Shattuck Labs, Inc.	3,974	$6,438
#SIGA Technologies, Inc.	98,415	501,917
*Solid Biosciences, Inc.	5,708	12,729
*SomaLogic, Inc.	292,819	652,986
*Supernus Pharmaceuticals, Inc.	289,095	6,894,916
#*Surgery Partners, Inc.	82,323	1,904,131
*Sutro Biopharma, Inc.	157,159	432,187
#*Syros Pharmaceuticals, Inc.	7,172	17,858
*Tactile Systems Technology, Inc.	83,170	908,216
#*Taro Pharmaceutical Industries, Ltd.	8,831	299,901
#*Teladoc Health, Inc.	251,383	4,157,875
*Tenaya Therapeutics, Inc.	45,547	82,896
*Terns Pharmaceuticals, Inc.	509	2,677
#Tourmaline Bio, Inc.	9,063	149,449
#*Twist Bioscience Corp.	53,918	849,748
*United Therapeutics Corp.	196	43,681
#*UNITY Biotechnology, Inc.	20,710	41,213
Universal Health Services, Inc., Class B	117,841	14,835,003
Utah Medical Products, Inc.	8,117	645,464
*Vanda Pharmaceuticals, Inc.	365,305	1,600,036
*Varex Imaging Corp.	281,910	5,088,475
*Veracyte, Inc.	392,587	8,134,403
*Veradigm, Inc.	878,668	11,589,631
Viatris, Inc.	212,792	1,893,849
*Vir Biotechnology, Inc.	115,600	916,708
*Vor BioPharma, Inc.	677	1,239
*Voyager Therapeutics, Inc.	80,105	526,290
*Xencor, Inc.	76,683	1,330,450
*XOMA Corp.	843	15,891
#*Zevra Therapeutics, Inc.	7,959	35,656
*Zimvie, Inc.	55,669	393,023
*Zymeworks, Inc.	27,472	192,853

TOTAL HEALTH CARE		417,904,431

INDUSTRIALS — (16.8%)
*3D Systems Corp.	81,966	305,733
*AAR Corp.	265,769	15,776,048
ABM Industries, Inc.	458,034	18,019,058
ACCO Brands Corp.	537,361	2,719,047
Acme United Corp.	11,891	398,348
*AerSale Corp.	56,760	867,860
AGCO Corp.	390,167	44,736,548
Air Lease Corp.	632,451	21,901,778
*Air T, Inc.	721	16,835
*Air Transport Services Group, Inc.	378,126	7,399,926
Alamo Group, Inc.	89,909	14,412,413
*Alaska Air Group, Inc.	600,336	18,988,628
Albany International Corp.	71,711	5,852,335
*Alight, Inc., Class A	758,339	5,035,371
Allegiant Travel Co.	87,651	5,839,310
Allient, Inc.	29,260	807,576
Alta Equipment Group, Inc.	15,989	146,939
#*Ameresco, Inc., Class A	39,687	1,037,815
*American Superconductor Corp.	57,643	361,133
*American Woodmark Corp.	113,774	7,649,026
Apogee Enterprises, Inc.	141,574	6,076,356
ARC Document Solutions, Inc.	119,382	331,882
ArcBest Corp.	131,080	14,271,990
Arcosa, Inc.	367,686	25,396,072

19

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Argan, Inc.	74,738	$3,418,516
Aris Water Solutions, Inc., Class A	19,588	163,560
Art’s-Way Manufacturing Co., Inc.	2,786	5,461
*ASGN, Inc.	125,106	10,441,347
Astec Industries, Inc.	120,134	4,810,165
*Astronics Corp.	50,777	778,411
*Asure Software, Inc.	36,279	306,920
*Avalon Holdings Corp., Class A	192	382
*AZEK Co., Inc. (The)	200,370	5,249,694
AZZ, Inc.	37,246	1,760,618
Barnes Group, Inc.	290,217	6,033,611
Barrett Business Services, Inc.	13,423	1,227,668
*Beacon Roofing Supply, Inc.	418,352	29,774,112
BGSF, Inc.	9,408	87,212
#*Blade Air Mobility, Inc.	51,322	109,316
*BlueLinx Holdings, Inc.	67,232	4,780,868
Boise Cascade Co.	256,444	24,041,625
#*Bowman Consulting Group, Ltd.	1,562	41,502
Brady Corp., Class A	193,597	9,962,502
*BrightView Holdings, Inc.	78,127	526,576
*Broadwind, Inc.	19,164	50,210
*Builders FirstSource, Inc.	171,784	18,642,000
*CACI International, Inc., Class A	52,425	17,025,543
*CBIZ, Inc.	113,015	5,872,259
*CECO Environmental Corp.	192,705	3,117,967
Chicago Rivet & Machine Co.	2,160	37,908
Civeo Corp.	8,648	172,960
#*Clarivate PLC	239,945	1,530,849
Columbus McKinnon Corp.	146,415	4,475,907
*Commercial Vehicle Group, Inc.	88,065	613,813
CompX International, Inc.	5,778	108,742
#Concentrix Corp.	182,790	13,930,426
*Concrete Pumping Holdings, Inc.	9,717	68,311
*Conduent, Inc.	672,662	2,145,792
*Construction Partners, Inc., Class A	19,332	743,315
Copa Holdings SA, Class A	98,595	8,050,282
#Costamare, Inc.	615,597	5,558,841
Covenant Logistics Group, Inc.	79,052	3,121,368
CRA International, Inc.	12,401	1,204,261
CSG Systems International, Inc.	11,378	533,173
*Custom Truck One Source, Inc.	4,551	26,259
*Daseke, Inc.	25,049	111,218
Deluxe Corp.	65,021	1,108,608
*Distribution Solutions Group, Inc.	46,898	1,413,975
*DLH Holdings Corp.	13,301	181,958
Douglas Dynamics, Inc.	45,052	1,093,863
*Ducommun, Inc.	81,150	3,882,216
Dun & Bradstreet Holdings, Inc.	707,615	6,198,707
*DXP Enterprises, Inc.	92,066	3,001,352
*Dycom Industries, Inc.	15,814	1,347,037
#Eagle Bulk Shipping, Inc.	58,501	2,386,841
Eastern Co. (The)	35,153	571,236
#Encore Wire Corp.	126,102	22,550,821
Enerpac Tool Group Corp.	56,128	1,588,422
EnerSys	111,714	9,560,484
Eneti, Inc.	26,682	270,822
Ennis, Inc.	140,399	2,998,923
EnPro Industries, Inc.	117,634	13,064,432

20

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Enviri Corp.	295,164	$1,694,241
Esab Corp.	176,715	11,186,038
ESCO Technologies, Inc.	127,852	12,429,771
Espey Mfg. & Electronics Corp.	13,382	213,577
#EVI Industries, Inc.	689	17,728
First Advantage Corp.	196,425	2,555,489
Flowserve Corp.	44,251	1,624,897
*Fluor Corp.	22,518	749,624
*Forrester Research, Inc.	11,111	257,775
Fortune Brands Innovations, Inc.	11,209	625,462
FTAI Infrastructure, Inc.	24,283	74,306
*Gates Industrial Corp. PLC	846,023	9,238,571
GATX Corp.	108,677	11,365,441
#Genco Shipping & Trading, Ltd.	283,732	3,736,750
*Gencor Industries, Inc.	61,481	873,030
*Gibraltar Industries, Inc.	180,040	10,957,234
*GMS, Inc.	224,611	13,135,251
Gorman-Rupp Co. (The)	109,610	3,238,975
GrafTech International, Ltd.	66,601	229,773
*Graham Corp.	5,758	89,767
#Granite Construction, Inc.	348,740	14,116,995
*Great Lakes Dredge & Dock Corp.	298,502	2,268,615
#Greenbrier Cos., Inc. (The)	218,740	7,566,217
#*GXO Logistics, Inc.	96,540	4,876,235
#*Hawaiian Holdings, Inc.	132,753	558,890
#*Hayward Holdings, Inc.	380,311	3,993,265
Healthcare Services Group, Inc.	235,420	2,236,490
Heartland Express, Inc.	120,751	1,407,957
Heidrick & Struggles International, Inc.	111,315	2,709,407
Helios Technologies, Inc.	48,800	2,523,936
Herc Holdings, Inc.	46,976	5,016,567
#*Hertz Global Holdings, Inc.	684,803	5,772,889
Hillenbrand, Inc.	155,535	5,914,996
*Hillman Solutions Corp.	200,480	1,315,149
*HireRight Holdings Corp.	21,173	195,003
HNI Corp.	65,851	2,284,371
*Hub Group, Inc., Class A	231,729	15,931,369
*Hudson Global, Inc.	9,063	132,954
#*Hudson Technologies, Inc.	258,028	3,323,401
Huntington Ingalls Industries, Inc.	4,387	964,350
Hurco Cos., Inc.	35,411	708,220
*Huron Consulting Group, Inc.	90,775	9,019,404
Hyster-Yale Materials Handling, Inc.	51,652	2,066,597
ICF International, Inc.	94,314	11,952,413
*IES Holdings, Inc.	13,726	854,169
Innovative Solutions and Support, Inc.	4,471	32,594
Insteel Industries, Inc.	118,471	3,306,526
Interface, Inc.	178,032	1,582,704
*JELD-WEN Holding, Inc.	168,340	1,907,292
#*JetBlue Airways Corp.	1,931,314	7,261,741
Kadant, Inc.	13,350	2,937,000
Kaman Corp.	146,454	2,725,509
Kelly Services, Inc., Class A	196,867	3,514,076
Kennametal, Inc.	485,326	11,215,884
*Kirby Corp.	181,566	13,562,980
Knight-Swift Transportation Holdings, Inc.	943,166	46,111,386
Korn Ferry	309,513	14,089,032
*Kratos Defense & Security Solutions, Inc.	251,032	4,280,096

21

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*L.B. Foster Co., Class A	50,116	$983,276
*Limbach Holdings, Inc.	25,654	764,489
*Liquidity Services, Inc.	16,330	314,679
*LS Starrett Co. (The), Class A	801	8,066
LSI Industries, Inc.	111,192	1,654,537
Luxfer Holdings PLC	53,743	444,455
*Manitex International, Inc.	6,595	26,446
*Manitowoc Co., Inc. (The)	233,139	2,984,179
ManpowerGroup, Inc.	177,220	12,400,083
Marten Transport, Ltd.	654,319	11,502,928
*Masonite International Corp.	71,216	5,636,034
*MasTec, Inc.	132,232	7,859,870
*Mastech Digital, Inc.	3,529	30,879
*Masterbrand, Inc.	261,261	2,902,610
*Matrix Service Co.	152,398	1,775,437
Matson, Inc.	259,677	22,604,883
Matthews International Corp., Class A	153,291	5,432,633
Maximus, Inc.	1,632	121,943
#*Mayville Engineering Co., Inc.	32,574	393,820
McGrath RentCorp.	69,853	7,027,212
MDU Resources Group, Inc.	254,446	4,735,240
*Mercury Systems, Inc.	222,798	8,016,272
Miller Industries, Inc.	70,381	2,559,757
MillerKnoll, Inc.	203,072	4,772,192
*Mistras Group, Inc.	45,562	249,224
Moog, Inc., Class A	92,513	10,736,134
*MRC Global, Inc.	425,237	4,469,241
#Mueller Industries, Inc.	546,755	20,618,131
Mueller Water Products, Inc., Class A	323,397	4,000,421
*MYR Group, Inc.	28,206	3,267,101
National Presto Industries, Inc.	20,555	1,536,486
NL Industries, Inc.	4,420	22,012
#*NN, Inc.	110,347	198,625
*Northwest Pipe Co.	69,230	1,887,210
*NOW, Inc.	877,628	9,671,461
*NV5 Global, Inc.	56,664	5,346,248
nVent Electric PLC	4,264	205,226
*OPENLANE, Inc.	648,378	8,707,717
*Orion Energy Systems, Inc.	11,495	11,495
*Orion Group Holdings, Inc.	127,414	611,587
Oshkosh Corp.	142,756	12,523,984
#Owens Corning	370,331	41,984,425
P&F Industries, Inc., Class A	842	10,727
PAM Transportation Services, Inc.	107,636	1,858,874
#Pangaea Logistics Solutions, Ltd.	133,546	773,231
Park Aerospace Corp.	30,776	451,792
Park-Ohio Holdings Corp.	27,195	616,783
*Parsons Corp.	14,271	807,025
*Patriot Transportation Holding, Inc.	8,998	69,105
*Perma-Fix Environmental Services, Inc.	88	818
*Perma-Pipe International Holdings, Inc.	49,674	328,345
*PGT Innovations, Inc.	151,053	4,522,527
*Pineapple Energy, Inc.	8,946	6,629
*Pioneer Power Solutions, Inc.	178	968
Powell Industries, Inc.	38,148	2,924,044
Preformed Line Products Co.	24,756	3,350,725
Primoris Services Corp.	302,005	9,078,270
*Proto Labs, Inc.	90,889	2,145,889

22

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Quad/Graphics, Inc.	160,175	$783,256
Quanex Building Products Corp.	160,212	4,301,692
*Quest Resource Holding Corp.	35,267	255,686
*Radiant Logistics, Inc.	212,292	1,244,031
*RCM Technologies, Inc.	60,284	1,194,829
Regal Rexnord Corp.	190,440	22,550,000
*Resideo Technologies, Inc.	626,546	9,072,386
Resources Connection, Inc.	190,053	2,560,014
REV Group, Inc.	162,706	2,316,933
Rush Enterprises, Inc., Class A	501,646	17,848,565
Rush Enterprises, Inc., Class B	114,617	4,635,111
*RXO, Inc.	33,361	584,151
Ryder System, Inc.	184,697	18,015,345
Schneider National, Inc., Class B	220,579	5,587,266
Science Applications International Corp.	55	6,008
Sensata Technologies Holding PLC	153,078	4,880,127
*Servotronics, Inc.	6,126	61,107
Shyft Group, Inc. (The)	48,687	534,583
*SIFCO Industries, Inc.	7,405	32,360
*SkyWest, Inc.	446,304	18,820,640
*SP Plus Corp.	42,351	2,139,996
#Spirit Airlines, Inc.	301,672	3,463,195
*SPX Technologies, Inc.	65,532	5,250,424
Standex International Corp.	53,566	7,690,471
*StarTek, Inc.	1,225	5,243
Steelcase, Inc., Class A	481,147	5,249,314
*Stericycle, Inc.	9,286	382,955
#*Sterling Check Corp.	12,564	140,466
*Sterling Infrastructure, Inc.	153,119	11,154,719
*Sun Country Airlines Holdings, Inc.	68,420	890,828
#*Sunrun, Inc.	131,584	1,269,786
*TaskUS, Inc., Class A	16,627	154,299
*Taylor Devices, Inc.	465	10,296
Tennant Co.	9,718	721,270
Terex Corp.	274,443	12,569,489
Textainer Group Holdings, Ltd.	261,340	12,837,021
*Thermon Group Holdings, Inc.	192,661	5,142,122
Timken Co. (The)	111,863	7,731,971
*Titan International, Inc.	133,527	1,516,867
*Titan Machinery, Inc.	151,381	3,760,304
#*TPI Composites, Inc.	18,779	43,379
Trinity Industries, Inc.	756,880	15,765,810
*TrueBlue, Inc.	173,971	1,925,859
*Tutor Perini Corp.	115,009	829,215
*Twin Disc, Inc.	48,881	671,625
UFP Industries, Inc.	298,070	28,367,322
#U-Haul Holding Co.	423,733	20,004,435
#*U-Haul Holding Co.	22,652	1,112,666
*Ultralife Corp.	51,129	379,377
UniFirst Corp.	90,412	14,866,445
Universal Logistics Holdings, Inc.	43,693	977,849
*V2X, Inc.	9,748	497,830
Veritiv Corp.	33,226	5,628,817
*Viad Corp.	39,596	959,411
*Virco Mfg. Corp.	30,068	183,114
*VirTra, Inc.	1,498	7,086
VSE Corp.	38,580	2,075,604
Wabash National Corp.	268,152	5,548,065

23

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Werner Enterprises, Inc.	373,245	$13,556,258
WESCO International, Inc.	250,057	32,057,307
*Wilhelmina International, Inc.	1,428	6,069
*Willdan Group, Inc.	14,613	257,773
*Willis Lease Finance Corp.	36,656	1,637,790
Zurn Elkay Water Solutions Corp.	2,228	58,953

TOTAL INDUSTRIALS		1,387,487,158

INFORMATION TECHNOLOGY — (7.4%)
*8x8, Inc.	72,240	171,931
*908 Devices, Inc.	26,866	159,315
*ACI Worldwide, Inc.	470,325	9,580,520
Adeia, Inc.	40,347	340,125
ADTRAN Holdings, Inc.	1,438	9,448
*Airgain, Inc.	1,020	3,376
*Alithya Group, Inc., Class A	84,193	115,344
*Alpha & Omega Semiconductor, Ltd.	194,714	4,618,616
American Software, Inc., Class A	27,381	300,370
Amkor Technology, Inc.	1,149,683	23,982,387
*Amtech Systems, Inc.	87,181	624,652
*Arrow Electronics, Inc.	460,745	52,253,090
*Aspen Technology, Inc.	5,572	990,423
*AstroNova, Inc.	35,293	479,279
*Astrotech Corp.	6,024	55,361
*Aviat Networks, Inc.	32,167	858,859
Avnet, Inc.	682,019	31,597,940
*Aware, Inc.	75,515	83,067
*AXT, Inc.	218,462	434,739
Bel Fuse, Inc., Class A	7,823	404,997
Bel Fuse, Inc., Class B	67,046	3,632,552
Belden, Inc.	97,837	6,936,643
Benchmark Electronics, Inc.	277,141	6,709,584
*Brightcove, Inc.	42,786	131,781
*Cambium Networks Corp.	735	3,660
*Cerence, Inc.	220,481	3,375,564
#*CEVA, Inc.	86,587	1,486,699
*Cirrus Logic, Inc.	26,137	1,749,349
#*Cleanspark, Inc.	979,805	4,017,201
Climb Global Solutions, Inc.	11,779	523,930
*Coda Octopus Group, Inc.	1,178	7,775
*Cognyte Software, Ltd.	79,572	332,611
*Coherent Corp.	150,807	4,463,887
*Cohu, Inc.	288,906	8,707,627
*Computer Task Group, Inc.	98,138	1,018,672
Comtech Telecommunications Corp.	130,260	1,589,172
*Corsair Gaming, Inc.	59,055	755,313
CSP, Inc.	9,682	201,870
CTS Corp.	167,173	6,253,942
*CVD Equipment Corp.	266	1,545
*Daktronics, Inc.	220,680	2,122,942
*Data I/O Corp.	17,072	53,948
*Digi International, Inc.	262,302	6,604,764
*Digital Turbine, Inc.	307,338	1,456,782
*Diodes, Inc.	204,266	13,293,631
#*DXC Technology Co.	729,943	14,722,950
#*E2open Parent Holdings, Inc.	569,084	1,644,653
#*Eastman Kodak Co.	74,433	276,891
#Ebix, Inc.	240,061	1,461,972
*Electro-Sensors, Inc.	377	1,451

24

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*EMCORE Corp.	91,823	$36,913
*Envestnet, Inc.	680	25,160
*ePlus, Inc.	156,954	9,809,625
*Fabrinet	41,908	6,495,740
*FARO Technologies, Inc.	42,054	541,235
#*Fastly, Inc., Class A	106,585	1,563,602
*Flex, Ltd.	643,940	16,562,137
*FormFactor, Inc.	203,270	6,886,788
Frequency Electronics, Inc.	40,607	300,086
*Genasys, Inc.	5,259	9,361
*Grid Dynamics Holdings, Inc.	59,767	606,037
*GSI Technology, Inc.	72,322	142,474
*Ichor Holdings, Ltd.	174,559	4,234,801
*Identiv, Inc.	20,889	127,214
Immersion Corp.	95,379	609,472
Information Services Group, Inc.	118,308	480,331
*Insight Enterprises, Inc.	68,331	9,791,832
#InterDigital, Inc.	54,438	4,096,460
*inTEST Corp.	83,271	1,076,694
#*Intevac, Inc.	61,661	197,932
IPG Photonics Corp.	3,259	279,948
*Issuer Direct Corp.	597	10,412
*Iteris, Inc.	30,422	134,465
*Itron, Inc.	232,451	13,314,793
Juniper Networks, Inc.	164,176	4,419,618
*Key Tronic Corp.	58,988	224,744
*Kimball Electronics, Inc.	141,705	3,712,671
*Knowles Corp.	708,186	9,199,336
Kulicke & Soffa Industries, Inc.	346,914	14,435,092
*KVH Industries, Inc.	81,062	379,370
*Kyndryl Holdings, Inc.	967,742	14,158,065
*Lantronix, Inc.	61,433	280,749
*LGL Group, Inc. (The)	11,157	50,764
*LiveRamp Holdings, Inc.	169,470	4,687,540
#*Lumentum Holdings, Inc.	162,842	6,385,035
*Luna Innovations, Inc.	118,911	675,414
*Magnachip Semiconductor Corp.	204,888	1,514,122
#*Matterport, Inc.	611,614	1,247,693
*MaxLinear, Inc.	28,400	431,680
#*MeridianLink, Inc.	9,580	157,304
Methode Electronics, Inc.	208,529	4,769,058
*Mirion Technologies, Inc.	358,582	2,484,973
#*Mitek Systems, Inc.	116,696	1,246,313
MKS Instruments, Inc.	33,228	2,181,751
*M-Tron Industries, Inc.	5,166	124,501
*NCR Voyix Corp.	333,344	5,096,830
*NETGEAR, Inc.	232,906	2,943,932
*NetScout Systems, Inc.	557,646	12,173,412
*NetSol Technologies, Inc.	1,139	1,993
Network-1 Technologies, Inc.	5,868	13,203
*nLight, Inc.	63,455	528,580
*Nortech Systems, Inc.	480	3,730
*Olo, Inc., Class A	355,113	1,814,627
ON24, Inc.	216,783	1,333,215
#*OneSpan, Inc.	46,032	363,653
#*Onto Innovation, Inc.	99,257	11,153,509
*Optical Cable Corp.	8,519	22,405
*OSI Systems, Inc.	75,905	7,914,614

25

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#Park City Group, Inc.	2,816	$27,428
PC Connection, Inc.	189,657	10,161,822
PCTEL, Inc.	71,703	491,166
*Photronics, Inc.	320,082	5,876,706
*Plexus Corp.	183,233	18,015,469
*Powerfleet, Inc.	42,010	77,719
*Qorvo, Inc.	9,497	830,228
*RF Industries, Ltd.	22,438	66,417
*Ribbon Communications, Inc.	296,834	558,048
#Richardson Electronics, Ltd.	86,621	993,543
#*Riot Platforms, Inc.	683,207	6,681,764
*Rogers Corp.	23,369	2,871,816
*Sanmina Corp.	464,121	23,609,835
Sapiens International Corp. NV	2,845	72,548
*ScanSource, Inc.	161,319	4,904,098
*SecureWorks Corp., Class A	18,285	107,516
*Semtech Corp.	53,036	740,383
#*SigmaTron International, Inc.	2,021	5,982
*SMART Global Holdings, Inc.	43,151	591,169
#*SmartRent, Inc.	59,694	143,863
*Socket Mobile, Inc.	5,660	5,490
*SolarWinds Corp.	488,981	4,503,515
#*Stratasys, Ltd.	533,260	5,423,254
*Synaptics, Inc.	48,284	4,039,439
Taitron Components, Inc.	3,081	10,475
TD SYNNEX Corp.	341,595	31,317,430
*TransAct Technologies, Inc.	19,926	116,766
*Trio-Tech International	4,757	32,395
*TSR, Inc.	1,795	15,437
*TTM Technologies, Inc.	811,603	9,325,318
*Turtle Beach Corp.	41,325	340,931
*Ultra Clean Holdings, Inc.	277,729	6,626,614
*Upland Software, Inc.	41,426	138,363
#*Veeco Instruments, Inc.	244,055	5,842,677
*Verint Systems, Inc.	194,333	3,655,404
#*Viasat, Inc.	286,040	5,274,578
*Viavi Solutions, Inc.	95,936	746,382
Vishay Intertechnology, Inc.	932,467	20,738,066
*Vishay Precision Group, Inc.	79,120	2,367,270
*Western Digital Corp.	41,689	1,673,813
Xerox Holdings Corp.	1,196,273	15,360,145
*Xperi, Inc.	32,921	279,499

TOTAL INFORMATION TECHNOLOGY		608,726,989

MATERIALS — (6.8%)
AdvanSix, Inc.	142,100	3,914,855
Alcoa Corp.	467,048	11,975,111
Alpha Metallurgical Resources, Inc.	87,160	19,171,714
*Alto Ingredients, Inc.	407,634	1,695,757
American Vanguard Corp.	215,016	2,012,550
*Ampco-Pittsburgh Corp.	4,611	12,219
Arch Resources, Inc.	112,230	16,927,651
*Ascent Industries Co.	49,769	415,571
Ashland, Inc.	271,202	20,782,209
*Aspen Aerogels, Inc.	83,546	644,975
Avient Corp.	216,655	6,850,631
Berry Global Group, Inc.	160,230	8,812,650
Cabot Corp.	15,534	1,032,700
Caledonia Mining Corp. PLC	9,567	105,907

26

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Carpenter Technology Corp.	340,942	$21,383,882
*Century Aluminum Co.	258,093	1,705,995
Chase Corp.	627	79,667
*Clearwater Paper Corp.	116,000	3,921,960
#*Cleveland-Cliffs, Inc.	937,402	15,729,606
*Coeur Mining, Inc.	2,302,424	5,779,084
Commercial Metals Co.	781,019	33,029,294
#Compass Minerals International, Inc.	104,027	2,563,225
*Core Molding Technologies, Inc.	22,812	583,531
Eastman Chemical Co.	27,861	2,082,053
*Ecovyst, Inc.	455,375	4,189,450
Element Solutions, Inc.	640,214	11,671,101
#*Ferroglobe PLC	198,310	902,311
Flexible Solutions International, Inc.	1,900	3,781
Fortitude Gold Corp.	27,892	164,563
Friedman Industries, Inc.	35,665	344,524
FutureFuel Corp.	269,163	1,763,018
*Gatos Silver, Inc.	91,586	446,024
*Glatfelter Corp.	100,418	173,723
Graphic Packaging Holding Co.	12,449	267,778
Greif, Inc., Class A	104,936	6,663,436
Greif, Inc., Class B	22,434	1,437,122
Hawkins, Inc.	116,152	6,670,609
Haynes International, Inc.	97,924	4,213,180
HB Fuller Co.	269,956	17,857,589
Hecla Mining Co.	3,646,414	14,840,905
Huntsman Corp.	1,182,267	27,582,289
*Ingevity Corp.	19,664	792,066
Innospec, Inc.	162,477	15,922,746
International Paper Co.	64,402	2,172,279
*Intrepid Potash, Inc.	70,600	1,404,234
Kaiser Aluminum Corp.	63,492	3,606,346
*Knife River Corp.	37,562	1,890,120
Koppers Holdings, Inc.	89,912	3,288,082
#Kronos Worldwide, Inc.	275,728	1,902,523
*Livent Corp.	79,283	1,156,739
Louisiana-Pacific Corp.	94,817	4,862,216
*LSB Industries, Inc.	178,801	1,628,877
Materion Corp.	116,232	11,272,179
#Mativ Holdings, Inc.	283,015	3,707,496
#Mercer International, Inc.	367,232	2,915,822
Minerals Technologies, Inc.	245,223	13,256,755
Mosaic Co. (The)	2,993	97,213
*MP Materials Corp.	71,950	1,179,980
Myers Industries, Inc.	141,980	2,381,005
#Nexa Resources SA	9,177	54,970
Northern Technologies International Corp.	47,313	590,939
*O-I Glass, Inc.	711,396	10,991,068
#Olin Corp.	529,777	22,632,073
Olympic Steel, Inc.	78,973	4,009,459
Orion SA	145,063	2,944,779
Pactiv Evergreen, Inc.	106,987	922,228
#Quaker Chemical Corp.	38,095	5,475,013
#Ramaco Resources, Inc., Class A	106,251	1,251,637
Ramaco Resources, Inc., Class B	8,875	111,026
*Ranpak Holdings Corp.	112,490	355,468
*Rayonier Advanced Materials, Inc.	346,145	958,822
Reliance Steel & Aluminum Co.	12,110	3,080,542

27

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Ryerson Holding Corp.	267,287	$7,764,687
Schnitzer Steel Industries, Inc.	199,769	4,536,754
Sensient Technologies Corp.	35,828	2,021,416
Silgan Holdings, Inc.	48,916	1,959,575
#*Smith-Midland Corp.	314	6,340
Sonoco Products Co.	84,034	4,353,802
Stepan Co.	118,613	8,872,252
*Summit Materials, Inc., Class A	329,360	10,835,944
SunCoke Energy, Inc.	593,145	5,640,809
Sylvamo Corp.	51,309	2,272,989
*TimkenSteel Corp.	358,789	7,294,180
Tredegar Corp.	162,710	728,941
TriMas Corp.	178,323	4,317,200
Trinseo PLC	129,193	799,705
#Tronox Holdings PLC	997,942	10,668,000
United States Lime & Minerals, Inc.	12,501	2,475,073
#United States Steel Corp.	1,201,986	40,735,306
*Universal Stainless & Alloy Products, Inc.	14,200	205,048
Warrior Met Coal, Inc.	134,592	6,558,668
Westrock Co.	453,637	16,299,177
Worthington Industries, Inc.	286,011	17,623,998

TOTAL MATERIALS		563,188,766

REAL ESTATE — (1.0%)
*AMREP Corp.	12,662	211,329
*Anywhere Real Estate, Inc.	751,040	3,507,357
*CKX Lands, Inc.	184	2,346
*Comstock Holding Cos., Inc.	81	337
*Cushman & Wakefield PLC	1,226,780	9,041,369
Douglas Elliman, Inc.	234,239	414,603
*Fathom Holdings, Inc.	224	612
*Forestar Group, Inc.	180,074	4,276,757
*FRP Holdings, Inc.	35,442	1,906,425
*Howard Hughes Holdings, Inc.	189,287	12,555,407
*Jones Lang LaSalle, Inc.	153,152	19,591,204
Kennedy-Wilson Holdings, Inc.	714,711	9,198,331
Marcus & Millichap, Inc.	200,762	5,761,869
Newmark Group, Inc., Class A	591,773	3,355,353
#*Opendoor Technologies, Inc.	2,292,796	4,356,312
*Rafael Holdings, Inc., Class B	18,063	32,152
RE/MAX Holdings, Inc.	113,090	1,216,848
RMR Group, Inc. (The), Class A	334	7,522
*Stratus Properties, Inc.	28,915	742,248
*Tejon Ranch Co.	146,341	2,271,212

TOTAL REAL ESTATE		78,449,593

UTILITIES — (0.4%)
#*Altus Power, Inc.	162,925	865,132
Genie Energy, Ltd., Class B	111,789	2,217,894
New Jersey Resources Corp.	72,929	2,959,459
NRG Energy, Inc.	315,751	13,381,527
#Ormat Technologies, Inc.	51,037	3,140,817
#*Sunnova Energy International, Inc.	383,423	3,500,652
Vistra Corp.	201,686	6,599,166

TOTAL UTILITIES		32,664,647

TOTAL COMMON STOCKS		7,781,219,274

28

DIMENSIONAL U.S. TARGETED VALUE ETF

CONTINUED

	Shares	Value
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., Series A	9,508	$206,133

INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	65,644	1,750,069

TOTAL PREFERRED STOCKS		1,956,202

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*Lazydays Holdings, Inc. 11/15/2023	4,257	—

HEALTH CARE — (0.0%)
*<»Achillion Pharmaceuticals	98,996	26,729
*<»Imara, Inc.	1,428	171
*<»OmniAb Operations, Inc.	7,556	—
*<»OmniAb Operations, Inc.	7,556	—
*»Opiant Pharma, Inc.	11,182	2,684
*»Xeris Biopharma Holdings, Inc. 10/6/2049	358	97

TOTAL HEALTH CARE		29,681

TOTAL RIGHTS/WARRANTS		29,681

TOTAL INVESTMENT SECURITIES — (94.0%) (Cost $6,681,606,601)		7,783,205,157

SECURITIES LENDING COLLATERAL — (6.0%)
@§The DFA Short Term Investment Fund	42,943,264	496,724,945

TOTAL INVESTMENTS — (100.0%) (Cost $7,178,331,546)		$8,279,930,102

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund
PLC	Public Limited Company
SA	Special Assessment
USD	United States Dollars

29

DIMENSIONAL U.S. CORE EQUITY 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (96.0%)
COMMUNICATION SERVICES — (6.3%)
#*Advantage Solutions, Inc.	5,558	$12,783
*Alphabet, Inc., Class A	1,698,312	210,726,553
*Alphabet, Inc., Class C	1,467,733	183,906,945
#*Altice USA, Inc., Class A	255,283	737,768
*AMC Networks, Inc., Class A	71,875	848,125
#*Angi, Inc.	36,911	59,427
*Anterix, Inc.	31,708	966,777
AT&T, Inc.	2,965,076	45,662,170
#*Atlanta Braves Holdings, Inc.	5,180	196,374
*Atlanta Braves Holdings, Inc.	43,246	1,504,096
*Atlanta Braves Holdings, Inc., Class B	58	2,929
ATN International, Inc.	54,397	1,683,587
*Bandwidth, Inc., Class A	51,667	548,187
*Boston Omaha Corp., Class A	66,144	941,229
*Bumble, Inc., Class A	139,693	1,877,474
Cable One, Inc.	8,464	4,654,100
*Cardlytics, Inc.	78,255	969,579
*Cargurus, Inc.	131,385	2,263,764
*Cars.com, Inc.	122,753	1,869,528
#*Charter Communications, Inc., Class A	65,618	26,430,930
#*Cinemark Holdings, Inc.	157,625	2,599,236
#*Clear Channel Outdoor Holdings, Inc.	105,013	115,514
Cogent Communications Holdings, Inc.	41,620	2,704,468
Comcast Corp., Class A	2,269,270	93,698,158
*Consolidated Communications Holdings, Inc.	75,458	314,660
*Daily Journal Corp.	307	89,303
*DHI Group, Inc.	75,887	207,930
#*DISH Network Corp., Class A	260,544	1,276,666
*EchoStar Corp., Class A	122,559	1,698,668
Electronic Arts, Inc.	170,912	21,157,196
#*Emerald Holding, Inc.	3,472	17,291
Endeavor Group Holdings, Inc., Class A	133,693	3,042,853
Entravision Communications Corp., Class A	131,664	471,357
*Eventbrite, Inc., Class A	124,618	1,031,837
*EverQuote, Inc., Class A	21,382	183,671
*EW Scripps Co. (The), Class A	128,491	702,846
*FG Group Holdings, Inc.	2,943	4,120
Fox Corp., Class A	175,525	5,334,205
Fox Corp., Class B	147,998	4,130,624
#*Frontier Communications Parent, Inc.	305,592	5,476,209
*Gannett Co., Inc.	196,603	460,051
*Gogo, Inc.	121,513	1,275,886
Gray Television, Inc.	148,236	966,499
Gray Television, Inc., Class A	2,241	15,017
*IDT Corp., Class B	45,729	1,282,698
*IMAX Corp.	90,295	1,644,272
*Integral Ad Science Holding Corp.	212,915	2,444,264
Interpublic Group of Cos., Inc. (The)	427,450	12,139,580
Iridium Communications, Inc.	110,672	4,100,398
John Wiley & Sons, Inc., Class A	64,550	1,953,928
John Wiley & Sons, Inc., Class B	2,517	73,320
*Lee Enterprises, Inc.	971	8,681
*Liberty Broadband Corp., Class A	12,715	1,059,414

1

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Liberty Broadband Corp., Class C	97,401	$8,114,477
*Liberty Latin America, Ltd., Class A	98,046	669,654
#*Liberty Latin America, Ltd., Class C	242,403	1,660,461
*Liberty Media Corp.-Liberty Formula One	12,931	744,179
*Liberty Media Corp.-Liberty Formula One	111,318	7,201,161
*Liberty Media Corp.-Liberty Live	67,115	2,138,955
*Liberty Media Corp.-Liberty Live	52	1,617
*Liberty Media Corp.-Liberty Live	12,485	390,022
*Liberty Media Corp.-Liberty SiriusXM	207	5,380
#*Liberty Media Corp.-Liberty SiriusXM	52,601	1,288,198
*Liberty Media Corp.-Liberty SiriusXM	270,660	6,644,703
#*Lions Gate Entertainment Corp., Class A	171,202	1,345,648
*Lions Gate Entertainment Corp., Class B	308,521	2,301,567
*Live Nation Entertainment, Inc.	94,359	7,550,607
*Madison Square Garden Entertainment Corp.	24,166	736,580
*Madison Square Garden Sports Corp.	16,584	2,788,434
*Magnite, Inc.	335,054	2,224,759
*Marchex, Inc., Class B	13,130	17,200
#Marcus Corp. (The)	48,314	750,800
*Match Group, Inc.	171,914	5,948,224
*Meta Platforms, Inc., Class A	992,376	298,973,117
*Netflix, Inc.	72,239	29,740,074
New York Times Co. (The), Class A	152,904	6,163,560
News Corp., Class A	304,923	6,305,808
News Corp., Class B	162,375	3,481,320
#Nexstar Media Group, Inc.	57,086	7,996,607
*NextPlat Corp.	3,994	6,031
Omnicom Group, Inc.	186,852	13,997,083
*Ooma, Inc.	1,935	21,111
#Paramount Global, Class A	5,950	82,705
#Paramount Global, Class B	564,484	6,141,586
*Pinterest, Inc., Class A	167,862	5,015,717
*Playstudios, Inc.	9,248	26,172
*Playtika Holding Corp.	102,526	861,218
*PubMatic, Inc., Class A	72,361	815,508
*QuinStreet, Inc.	87,661	991,446
*Reading International, Inc., Class A	33,181	61,053
#*Reservoir Media, Inc.	3,508	19,750
*ROBLOX Corp., Class A	28,431	904,390
#*Roku, Inc.	100,402	5,980,947
Saga Communications, Inc., Class A	8,291	160,845
Scholastic Corp.	65,517	2,417,577
Shenandoah Telecommunications Co.	84,270	1,993,828
#Shutterstock, Inc.	46,786	1,903,254
#Sinclair, Inc.	37,904	412,016
#Sirius XM Holdings, Inc.	263,419	1,127,433
#*Snap, Inc., Class A	372,439	3,728,114
*Sphere Entertainment Co.	64,169	2,111,802
Spok Holdings, Inc.	19,425	289,627
*Spotify Technology SA	29,751	4,901,775
*Stagwell, Inc.	88,910	366,309
*Take-Two Interactive Software, Inc.	81,214	10,862,372
*TechTarget, Inc.	43,282	1,089,841
TEGNA, Inc.	294,464	4,272,673
Telephone and Data Systems, Inc.	165,051	3,002,278
*Thryv Holdings, Inc.	77,799	1,356,037
#TKO Group Holdings, Inc.	37,982	3,113,764
*T-Mobile US, Inc.	251,932	36,242,938

2

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES – (Continued)
Townsquare Media, Inc., Class A	6,660	$57,276
*Trade Desk, Inc. (The), Class A	39,907	2,831,801
*TripAdvisor, Inc.	157,103	2,318,840
*TrueCar, Inc.	163,885	299,910
#*United States Cellular Corp.	74,896	3,147,879
*Urban One, Inc.	34,567	183,551
*Urban One, Inc.	4,288	23,284
Verizon Communications, Inc.	2,295,970	80,657,426
*Vimeo, Inc.	308,286	949,521
#*Vivid Seats, Inc., Class A	37,234	218,936
*Walt Disney Co. (The)	546,915	44,622,795
#*Warner Bros Discovery, Inc.	1,285,989	12,782,731
#Warner Music Group Corp., Class A	51,183	1,602,028
*WideOpenWest, Inc.	190,357	1,340,113
*Yelp, Inc.	87,846	3,706,223
*Zedge, Inc., Class B	1,151	2,210
*Ziff Davis, Inc.	62,933	3,804,929
*ZipRecruiter, Inc.	71,043	756,608
*ZoomInfo Technologies, Inc.	306,037	3,966,239

TOTAL COMMUNICATION SERVICES		1,340,275,757

CONSUMER DISCRETIONARY — (9.8%)
*1-800-Flowers.com, Inc., Class A	74,804	561,778
#*1stdibs.com, Inc.	2,274	9,574
Aaron’s Co., Inc. (The)	65,021	481,806
*Abercrombie & Fitch Co.	80,973	4,924,778
Academy Sports & Outdoors, Inc.	111,730	5,009,973
*Accel Entertainment, Inc.	66,244	652,503
#Acushnet Holdings Corp.	100,322	5,112,409
*Adient PLC	153,715	5,178,658
#ADT, Inc.	473,924	2,682,410
*Adtalem Global Education, Inc.	90,158	4,670,184
Advance Auto Parts, Inc.	3,455	179,764
*Airbnb, Inc., Class A	54,434	6,438,998
*Amazon.com, Inc.	2,355,840	313,538,746
AMCON Distributing Co.	111	21,756
*American Axle & Manufacturing Holdings, Inc.	234,149	1,580,506
American Eagle Outfitters, Inc.	292,410	5,108,403
*American Outdoor Brands, Inc.	27,062	240,311
*American Public Education, Inc.	29,333	122,319
*America’s Car-Mart, Inc.	13,044	873,687
*Aptiv PLC	175,320	15,287,904
Aramark	300,544	8,093,650
*Arhaus, Inc.	90,589	780,877
Ark Restaurants Corp.	2,015	30,950
Arko Corp.	98,914	746,801
*Asbury Automotive Group, Inc.	33,396	6,390,993
Autoliv, Inc.	117,403	10,759,985
*AutoNation, Inc.	95,306	12,397,404
*AutoZone, Inc.	2,933	7,265,422
*Bally’s Corp.	978	8,919
*Barnes & Noble Education, Inc.	12,085	12,327
Bassett Furniture Industries, Inc.	6,115	94,110
Bath & Body Works, Inc.	129,865	3,850,497
*Beazer Homes USA, Inc.	42,571	1,029,792
Best Buy Co., Inc.	308,366	20,605,016
#Big 5 Sporting Goods Corp.	9,804	69,216
*Biglari Holdings, Inc., Class A	117	85,966
*Biglari Holdings, Inc., Class B	1,477	218,256

3

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*BJ’s Restaurants, Inc.	51,343	$1,320,542
#Bloomin’ Brands, Inc.	139,069	3,245,870
Bluegreen Vacations Holding Corp.	329	11,025
*Booking Holdings, Inc.	7,347	20,494,897
*Boot Barn Holdings, Inc.	42,356	2,943,742
BorgWarner, Inc.	329,512	12,158,993
#*Bowlero Corp., Class A	42,232	426,121
Boyd Gaming Corp.	75,648	4,179,552
*Bright Horizons Family Solutions, Inc.	74,244	5,498,511
#*Brinker International, Inc.	46,755	1,585,930
Brunswick Corp.	122,848	8,534,251
#Buckle, Inc. (The)	68,464	2,312,029
Build-A-Bear Workshop, Inc.	34,423	853,690
*Burlington Stores, Inc.	77,679	9,401,489
*Caesars Entertainment, Inc.	308,754	12,316,197
Caleres, Inc.	74,524	1,906,324
#Camping World Holdings, Inc., Class A	59,907	1,003,442
Canterbury Park Holding Corp.	200	3,950
*Capri Holdings, Ltd.	142,309	7,283,375
#*CarMax, Inc.	165,238	10,094,389
#*Carnival Corp.	497,656	5,703,138
*CarParts.com, Inc.	100,277	283,784
Carriage Services, Inc.	33,520	724,032
*Carrols Restaurant Group, Inc.	108,790	625,543
Carter’s, Inc.	57,538	3,864,252
#*Carvana Co.	45,893	1,239,111
Cato Corp. (The), Class A	63,450	452,399
*Cavco Industries, Inc.	13,375	3,337,196
Century Communities, Inc.	58,532	3,599,718
#Cheesecake Factory, Inc. (The)	68,443	2,126,524
*Chegg, Inc.	98,800	743,964
*Chewy, Inc., Class A	1,392	26,907
*Chico’s FAS, Inc.	283,775	2,122,637
*Children’s Place, Inc. (The)	20,865	571,075
*Chipotle Mexican Grill, Inc.	8,687	16,871,891
#Choice Hotels International, Inc.	46,911	5,183,666
Churchill Downs, Inc.	65,459	7,190,017
*Chuy’s Holdings, Inc.	29,410	989,941
*Citi Trends, Inc.	14,913	359,403
#Clarus Corp.	36,739	212,719
#Columbia Sportswear Co.	101,523	7,492,397
*Conn’s, Inc.	29,938	88,317
*Container Store Group, Inc. (The)	11,620	21,497
*Cooper-Standard Holdings, Inc.	17,440	216,605
*Coursera, Inc.	174,608	3,027,703
#Cracker Barrel Old Country Store, Inc.	23,928	1,587,862
*Crocs, Inc.	89,469	7,991,371
Crown Crafts, Inc.	1,756	7,393
*Culp, Inc.	8,793	48,098
Dana, Inc.	283,664	3,256,463
Darden Restaurants, Inc.	111,595	16,240,420
*Dave & Buster’s Entertainment, Inc.	82,008	2,865,360
*Deckers Outdoor Corp.	26,332	15,721,784
*Delta Apparel, Inc.	11,471	96,012
*Denny’s Corp.	71,840	619,261
#Designer Brands, Inc., Class A	97,756	988,313
*Destination XL Group, Inc.	96,592	401,823
Dick’s Sporting Goods, Inc.	101,878	10,895,852

4

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#Dillard’s, Inc., Class A	20,268	$6,292,201
Dine Brands Global, Inc.	24,064	1,186,115
Domino’s Pizza, Inc.	16,942	5,743,169
*DoorDash, Inc., Class A	178,743	13,396,788
Dorman Products, Inc.	46,851	2,913,195
DR Horton, Inc.	261,365	27,286,506
*DraftKings, Inc.	223,653	6,177,296
*Duluth Holdings, Inc., Class B	32,472	163,334
*Duolingo, Inc.	7,079	1,033,888
eBay, Inc.	503,456	19,750,579
*El Pollo Loco Holdings, Inc.	76,376	637,740
#Escalade, Inc.	11,525	196,386
#Ethan Allen Interiors, Inc.	53,250	1,398,345
*Etsy, Inc.	68,786	4,285,368
#*European Wax Center, Inc., Class A	51,467	760,168
*Everi Holdings, Inc.	19,281	208,042
*Expedia Group, Inc.	108,900	10,377,081
*Figs, Inc., Class A	258,428	1,423,938
#*First Watch Restaurant Group, Inc.	116,304	1,943,440
#*Five Below, Inc.	63,335	11,019,023
Flanigan’s Enterprises, Inc.	589	16,728
Flexsteel Industries, Inc.	5,929	114,489
#*Floor & Decor Holdings, Inc., Class A	101,090	8,329,816
#Foot Locker, Inc.	98,980	2,077,590
Ford Motor Co.	1,646,539	16,053,755
*Fossil Group, Inc.	14,334	22,361
*Fox Factory Holding Corp.	53,317	4,343,736
*Frontdoor, Inc.	82,434	2,384,816
#*Funko, Inc., Class A	85,947	662,651
#*GameStop Corp., Class A	184,033	2,534,134
#Gap, Inc. (The)	615,963	7,884,326
Garmin, Ltd.	88,260	9,049,298
#*Garrett Motion, Inc.	107,889	761,696
General Motors Co.	690,868	19,482,478
*Genesco, Inc.	26,542	727,516
Gentex Corp.	278,629	7,991,080
*Gentherm, Inc.	42,717	1,718,078
Genuine Parts Co.	134,255	17,300,099
*G-III Apparel Group, Ltd.	96,274	2,459,801
*Good Times Restaurants, Inc.	3,415	9,118
*Goodyear Tire & Rubber Co. (The)	389,993	4,640,917
*GoPro, Inc., Class A	442,756	1,111,318
Graham Holdings Co., Class B	4,984	2,884,340
*Grand Canyon Education, Inc.	48,469	5,735,337
*Green Brick Partners, Inc.	34,885	1,350,050
Group 1 Automotive, Inc.	21,606	5,451,842
#*GrowGeneration Corp.	104,418	213,013
#Guess?, Inc.	117,300	2,521,950
#H&R Block, Inc.	141,988	5,828,607
Hamilton Beach Brands Holding Co., Class A	12,308	151,635
#Hanesbrands, Inc.	655,631	2,747,094
Harley-Davidson, Inc.	226,138	6,071,805
#Hasbro, Inc.	178,018	8,037,513
Haverty Furniture Cos., Inc.	30,110	784,365
Haverty Furniture Cos., Inc., Class A	717	18,126
*Helen of Troy, Ltd.	36,885	3,626,533
Hibbett, Inc.	25,248	1,163,175
*Hilton Grand Vacations, Inc.	178,851	6,429,693

5

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Hilton Worldwide Holdings, Inc.	91,674	$13,891,361
Home Depot, Inc. (The)	425,318	121,083,781
#Hooker Furnishings Corp.	22,897	382,838
*Hovnanian Enterprises, Inc., Class A	7,941	551,741
#Hyatt Hotels Corp., Class A	40,047	4,102,415
Installed Building Products, Inc.	42,539	4,750,330
International Game Technology PLC	58,091	1,476,673
*iRobot Corp.	43,486	1,431,994
*J Jill, Inc.	743	21,287
#Jack in the Box, Inc.	28,198	1,781,550
*JAKKS Pacific, Inc.	11,250	188,663
Jerash Holdings US, Inc.	2,214	6,930
Johnson Outdoors, Inc., Class A	17,719	842,538
KB Home	92,536	4,090,091
#Kohl’s Corp.	181,055	4,082,790
#Kontoor Brands, Inc.	82,789	3,845,549
#Krispy Kreme, Inc.	248,149	3,208,567
#*Kura Sushi USA, Inc., Class A	12,123	692,708
Lakeland Industries, Inc.	9,232	134,880
*Lands’ End, Inc.	57,078	358,450
Las Vegas Sands Corp.	101,066	4,796,592
Laureate Education, Inc.	238,075	3,366,380
La-Z-Boy, Inc.	93,505	2,734,086
LCI Industries	36,188	3,926,036
Lear Corp.	65,034	8,438,812
*Legacy Housing Corp.	2,976	55,086
Leggett & Platt, Inc.	187,946	4,403,575
Lennar Corp., Class A	220,320	23,503,738
#Lennar Corp., Class B	14,378	1,417,815
#Levi Strauss & Co., Class A	114,918	1,570,929
*LGI Homes, Inc.	39,007	3,686,552
*Life Time Group Holdings, Inc.	238,659	2,820,949
Lifetime Brands, Inc.	32,944	175,921
*Light & Wonder, Inc.	41,282	3,018,127
*Lincoln Educational Services Corp.	2,854	24,402
#*Lindblad Expeditions Holdings, Inc.	4,692	29,184
#Lithia Motors, Inc.	38,129	9,235,225
*Live Ventures, Inc.	808	22,374
LKQ Corp.	175,261	7,697,463
#*LL Flooring Holdings, Inc.	22,953	74,368
#*Lovesac Co. (The)	21,754	358,071
Lowe’s Cos., Inc.	110,021	20,966,702
#*Lucid Group, Inc.	272,190	1,121,423
*Lululemon Athletica, Inc.	44,929	17,678,663
*M/I Homes, Inc.	25,321	2,078,094
#Macy’s, Inc.	345,573	4,209,079
*Malibu Boats, Inc., Class A	44,289	1,931,886
Marine Products Corp.	18,239	177,648
*MarineMax, Inc.	33,643	921,145
Marriott International, Inc., Class A	50,985	9,613,732
Marriott Vacations Worldwide Corp.	63,432	5,700,000
*MasterCraft Boat Holdings, Inc.	34,924	713,847
*Mattel, Inc.	422,659	8,064,334
McDonald’s Corp.	137,718	36,105,528
MDC Holdings, Inc.	144,676	5,490,454
Meritage Homes Corp.	41,798	4,765,808
MGM Resorts International	191,167	6,675,552
#*Mister Car Wash, Inc.	124,699	648,435

6

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Modine Manufacturing Co.	81,527	$3,220,316
*Mohawk Industries, Inc.	75,074	6,034,448
Monarch Casino & Resort, Inc.	1,457	87,697
Monro, Inc.	111,746	2,773,536
*Motorcar Parts of America, Inc.	10,327	74,561
Movado Group, Inc.	32,517	905,924
Murphy USA, Inc.	35,964	13,043,783
Nathan’s Famous, Inc.	4,373	286,257
*National Vision Holdings, Inc.	168,437	2,617,511
Newell Brands, Inc.	581,493	3,907,633
NIKE, Inc., Class B	519,208	53,359,006
Nobility Homes, Inc.	1,052	31,697
#Nordstrom, Inc.	160,034	2,237,275
#*Norwegian Cruise Line Holdings, Ltd.	396,281	5,389,422
*NVR, Inc.	2,914	15,772,375
*ODP Corp. (The)	58,631	2,633,705
*Ollie’s Bargain Outlet Holdings, Inc.	83,787	6,471,708
*ONE Group Hospitality, Inc. (The)	58,189	256,613
*OneSpaWorld Holdings, Ltd.	161,696	1,694,574
#*OneWater Marine, Inc.	7,359	166,534
*O’Reilly Automotive, Inc.	10,001	9,305,330
*Overstock.com, Inc.	105,171	1,640,668
Oxford Industries, Inc.	29,357	2,477,731
#Papa John’s International, Inc.	28,608	1,860,092
Patrick Industries, Inc.	50,111	3,765,842
#*Penn Entertainment, Inc.	49,620	979,003
#Penske Automotive Group, Inc.	74,933	10,721,414
Perdoceo Education Corp.	138,667	2,508,486
#*Petco Health & Wellness Co., Inc.	64,864	224,429
#PetMed Express, Inc.	56,929	392,241
Phinia, Inc.	61,018	1,579,146
*Planet Fitness, Inc., Class A	86,322	4,771,017
*Playa Hotels & Resorts NV	329,127	2,379,588
#Polaris, Inc.	84,891	7,336,280
#Pool Corp.	29,915	9,446,260
#*Portillo’s, Inc., Class A	95,715	1,430,939
*Potbelly Corp.	7,859	69,159
PulteGroup, Inc.	312,262	22,979,361
#Purple Innovation, Inc.	40,864	39,638
PVH Corp.	89,937	6,686,816
Ralph Lauren Corp.	58,845	6,621,828
RCI Hospitality Holdings, Inc.	12,873	701,707
Red Rock Resorts, Inc., Class A	57,795	2,285,792
#*Revolve Group, Inc.	69,105	950,194
#*RH	27,391	5,970,142
#*Rivian Automotive, Inc., Class A	447,473	7,258,012
Rocky Brands, Inc.	10,461	128,461
Ross Stores, Inc.	259,191	30,058,380
*Rover Group, Inc.	271,823	1,753,258
*Royal Caribbean Cruises, Ltd.	217,634	18,440,129
*Sabre Corp.	221,003	773,510
*Sally Beauty Holdings, Inc.	60,385	513,272
*SeaWorld Entertainment, Inc.	82,643	3,560,260
Service Corp. International	298,903	16,266,301
*Shake Shack, Inc., Class A	31,737	1,778,541
SharkNinja, Inc.	1,212	50,613
Shoe Carnival, Inc.	56,115	1,283,911
Signet Jewelers, Ltd.	63,886	4,461,159

7

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Six Flags Entertainment Corp.	97,868	$1,947,573
*Skechers USA, Inc., Class A	153,722	7,412,475
*Skyline Champion Corp.	85,259	4,998,735
#*Sleep Number Corp.	26,019	423,329
Smith & Wesson Brands, Inc.	103,506	1,524,643
#*Solid Power, Inc.	27,980	36,934
*Solo Brands, Inc., Class A	44,179	170,089
Sonic Automotive, Inc., Class A	43,309	2,072,336
*Sonos, Inc.	117,376	1,265,313
#*Sportsman’s Warehouse Holdings, Inc.	115,325	587,004
Standard Motor Products, Inc.	45,848	1,601,471
Starbucks Corp.	160,950	14,846,028
Steven Madden, Ltd.	141,036	4,624,570
*Stitch Fix, Inc., Class A	191,659	628,642
*Stoneridge, Inc.	55,682	905,946
Strategic Education, Inc.	37,735	3,105,968
*Strattec Security Corp.	8,704	198,016
*Stride, Inc.	103,412	5,685,592
Superior Group of Cos., Inc.	33,632	269,056
*Superior Industries International, Inc.	17,344	48,043
#*Sweetgreen, Inc., Class A	175,815	1,816,169
*Sypris Solutions, Inc.	2,285	4,250
*Tandy Leather Factory, Inc.	1,500	6,300
#Tapestry, Inc.	569,861	15,705,369
#*Target Hospitality Corp.	7,836	107,588
*Taylor Morrison Home Corp.	171,993	6,590,772
Tempur Sealy International, Inc.	190,798	7,618,564
*Tesla, Inc.	476,192	95,638,401
Texas Roadhouse, Inc.	87,265	8,860,888
#Thor Industries, Inc.	84,564	7,435,713
#*ThredUp, Inc., Class A	12,484	40,198
*Tile Shop Holdings, Inc.	28,810	158,167
*Tilly’s, Inc., Class A	51,650	418,365
TJX Cos., Inc. (The)	572,725	50,439,891
Toll Brothers, Inc.	162,731	11,506,709
*TopBuild Corp.	52,632	12,040,096
*Topgolf Callaway Brands Corp.	175,039	2,138,977
#Tractor Supply Co.	99,916	19,239,825
Travel + Leisure Co.	61,169	2,081,581
*Tri Pointe Homes, Inc.	219,283	5,495,232
*Udemy, Inc.	5,992	53,509
*Ulta Beauty, Inc.	41,053	15,653,919
*Under Armour, Inc., Class A	213,348	1,461,434
*Under Armour, Inc., Class C	273,249	1,756,991
*Unifi, Inc.	16,231	109,072
*Universal Technical Institute, Inc.	51,165	446,670
Upbound Group, Inc.	106,140	2,766,008
*Urban Outfitters, Inc.	207,412	7,180,603
Vail Resorts, Inc.	49,742	10,557,739
Valvoline, Inc.	173,575	5,149,970
*Vera Bradley, Inc.	52,968	387,726
#VF Corp.	329,910	4,859,574
#*Victoria’s Secret & Co.	23,197	414,762
*Vince Holding Corp.	1,702	2,298
*Vista Outdoor, Inc.	130,090	3,267,861
*Visteon Corp.	43,544	5,013,221
*Vizio Holding Corp., Class A	80,534	409,918
*VOXX International Corp.	43,473	398,647

8

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Warby Parker, Inc., Class A	144,679	$1,877,933
#*Wayfair, Inc., Class A	63,170	2,691,674
Wendy’s Co. (The)	395,065	7,514,136
Weyco Group, Inc.	16,996	491,524
#Whirlpool Corp.	65,384	6,836,551
#Williams-Sonoma, Inc.	119,639	17,974,563
Wingstop, Inc.	27,966	5,111,346
Winmark Corp.	1,000	403,320
Winnebago Industries, Inc.	49,188	2,850,445
Wolverine World Wide, Inc.	119,823	964,575
*WW International, Inc.	2,805	21,935
Wyndham Hotels & Resorts, Inc.	108,413	7,849,101
Wynn Resorts, Ltd.	70,589	6,196,302
*XPEL, Inc.	31,429	1,455,163
*Xponential Fitness, Inc., Class A	20,756	296,188
#*YETI Holdings, Inc.	68,637	2,918,445
#Yum! Brands, Inc.	112,579	13,606,298
*Zumiez, Inc.	45,666	750,292

TOTAL CONSUMER DISCRETIONARY		2,086,320,063

CONSUMER STAPLES — (6.0%)
Albertsons Cos., Inc., Class A	398,906	8,656,260
#Alico, Inc.	14,252	348,319
Altria Group, Inc.	316,355	12,707,980
Andersons, Inc. (The)	76,813	3,850,636
Archer-Daniels-Midland Co.	220,396	15,773,742
B&G Foods, Inc.	32,320	260,822
*BellRing Brands, Inc.	125,339	5,481,074
*BJ’s Wholesale Club Holdings, Inc.	197,072	13,424,545
*Boston Beer Co., Inc. (The), Class A	12,301	4,107,919
*Bridgford Foods Corp.	2,509	26,194
#Brown-Forman Corp., Class A	22,143	1,271,451
Brown-Forman Corp., Class B	166,762	9,365,354
Bunge, Ltd.	117,157	12,416,299
Calavo Growers, Inc.	32,007	811,057
#Cal-Maine Foods, Inc.	65,739	2,978,634
#Campbell Soup Co.	226,603	9,157,027
#Casey’s General Stores, Inc.	52,352	14,235,032
#*Celsius Holdings, Inc.	20,156	3,065,526
*Central Garden & Pet Co.	13,355	582,679
*Central Garden & Pet Co., Class A	61,477	2,440,022
*Chefs’ Warehouse, Inc. (The)	65,575	1,247,892
Church & Dwight Co., Inc.	118,374	10,764,932
Clorox Co. (The)	67,408	7,933,922
Coca-Cola Co. (The)	1,681,867	95,008,667
Coca-Cola Consolidated, Inc.	12,237	7,787,749
Colgate-Palmolive Co.	217,087	16,307,575
Conagra Brands, Inc.	303,449	8,302,365
Constellation Brands, Inc., Class A	48,866	11,441,974
Costco Wholesale Corp.	140,850	77,811,174
#*Coty, Inc., Class A	875,445	8,202,920
*Darling Ingredients, Inc.	244,761	10,840,465
Dollar General Corp.	166,678	19,841,349
*Dollar Tree, Inc.	148,040	16,445,764
*Duckhorn Portfolio, Inc. (The)	217,852	2,272,196
Edgewell Personal Care Co.	77,825	2,716,093
*elf Beauty, Inc.	39,847	3,691,028
Energizer Holdings, Inc.	84,636	2,672,805
Estee Lauder Cos., Inc. (The)	58,244	7,505,904

9

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Flowers Foods, Inc.	276,970	$6,073,952
Fresh Del Monte Produce, Inc.	115,621	2,890,525
#*Freshpet, Inc.	59,495	3,415,013
General Mills, Inc.	334,745	21,838,764
*Grocery Outlet Holding Corp.	115,818	3,204,684
*Hain Celestial Group, Inc. (The)	135,721	1,499,717
#*Herbalife, Ltd.	109,252	1,556,841
Hershey Co. (The)	76,520	14,336,022
*HF Foods Group, Inc.	1,975	7,979
Hormel Foods Corp.	205,808	6,699,050
*Hostess Brands, Inc.	222,009	7,415,101
Ingles Markets, Inc., Class A	32,985	2,646,057
Ingredion, Inc.	72,013	6,738,977
Inter Parfums, Inc.	41,430	5,266,167
J & J Snack Foods Corp.	22,232	3,481,754
J M Smucker Co. (The)	53,485	6,088,732
John B Sanfilippo & Son, Inc.	18,987	1,941,611
Kellanova	306,561	15,472,134
Kenvue, Inc.	2,364,044	43,971,217
Keurig Dr Pepper, Inc.	189,147	5,736,829
Kimberly-Clark Corp.	105,707	12,646,785
Kraft Heinz Co. (The)	430,099	13,530,915
Kroger Co. (The)	919,898	41,735,772
Lamb Weston Holdings, Inc.	128,149	11,507,780
Lancaster Colony Corp.	23,826	4,030,644
Lifevantage Corp.	9,318	69,978
*Lifeway Foods, Inc.	12,650	134,976
#Limoneira Co.	1,269	18,134
Mannatech, Inc.	736	6,256
McCormick & Co., Inc.	3,018	193,907
McCormick & Co., Inc.	128,570	8,215,623
Medifast, Inc.	20,295	1,403,602
#MGP Ingredients, Inc.	31,015	2,935,880
*Mission Produce, Inc.	4,668	43,926
Molson Coors Beverage Co., Class B	133,891	7,734,883
Mondelez International, Inc., Class A	419,614	27,782,643
*Monster Beverage Corp.	103,254	5,276,279
#*National Beverage Corp.	84,673	3,927,134
*Natural Alternatives International, Inc.	5,470	33,094
Natural Grocers by Vitamin Cottage, Inc.	42,347	532,302
Natural Health Trends Corp.	5,851	32,649
*Nature’s Sunshine Products, Inc.	31,899	570,992
Nu Skin Enterprises, Inc., Class A	140,280	2,663,917
Oil-Dri Corp. of America	9,134	523,196
#*Olaplex Holdings, Inc.	236,182	335,378
PepsiCo, Inc.	735,304	120,060,437
*Performance Food Group Co.	179,583	10,372,714
Philip Morris International, Inc.	263,794	23,519,873
*Pilgrim’s Pride Corp.	163,033	4,157,342
*Post Holdings, Inc.	108,372	8,700,104
PriceSmart, Inc.	49,252	3,077,757
Procter & Gamble Co. (The)	1,042,670	156,431,780
Reynolds Consumer Products, Inc.	101,327	2,576,746
*Rocky Mountain Chocolate Factory, Inc.	4,490	17,915
Seaboard Corp.	692	2,426,809
*Seneca Foods Corp., Class A	8,682	474,471
*Seneca Foods Corp., Class B	283	15,310
*Simply Good Foods Co. (The)	150,467	5,610,914

10

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
#*Sovos Brands, Inc.	99,073	$2,150,875
SpartanNash Co.	70,788	1,592,022
Spectrum Brands Holdings, Inc.	64,917	4,889,548
#*Sprouts Farmers Market, Inc.	164,595	6,916,282
Sysco Corp.	340,751	22,656,534
Target Corp.	240,335	26,626,715
Tootsie Roll Industries, Inc.	38,522	1,198,419
*TreeHouse Foods, Inc.	87,690	3,655,796
Turning Point Brands, Inc.	22,343	447,977
Tyson Foods, Inc., Class A	151,717	7,032,083
*United Natural Foods, Inc.	104,268	1,520,227
United-Guardian, Inc.	1,431	8,514
Universal Corp.	54,753	2,463,885
*US Foods Holding Corp.	287,174	11,182,556
*USANA Health Sciences, Inc.	30,401	1,384,766
#Utz Brands, Inc.	64,131	781,757
Vector Group, Ltd.	134,866	1,386,422
Village Super Market, Inc., Class A	18,416	450,640
*Vita Coco Co., Inc. (The)	29,262	793,000
*Vital Farms, Inc.	25,807	285,425
Walgreens Boots Alliance, Inc.	262,280	5,528,862
Walmart, Inc.	559,586	91,441,948
#WD-40 Co.	15,585	3,294,669
Weis Markets, Inc.	40,253	2,620,470
*Whole Earth Brands, Inc.	4,590	16,249
*Willamette Valley Vineyards, Inc.	1,711	9,068
*WK Kellogg Co.	76,640	767,933
*Zevia PBC, Class A	4,330	8,400

TOTAL CONSUMER STAPLES		1,276,476,331

ENERGY — (7.1%)
Adams Resources & Energy, Inc.	3,385	107,778
#*Amplify Energy Corp.	81,448	566,064
#Antero Midstream Corp.	852,714	10,522,491
*Antero Resources Corp.	433,996	12,776,842
APA Corp.	279,899	11,117,588
Archrock, Inc.	363,599	4,606,799
Ardmore Shipping Corp.	87,512	1,163,034
Baker Hughes Co.	612,152	21,070,272
*Battalion Oil Corp.	1,202	7,212
Berry Corp.	162,314	1,355,322
*Bristow Group, Inc.	49,207	1,286,271
Cactus, Inc., Class A	70,556	3,311,899
California Resources Corp.	107,252	5,640,383
*Callon Petroleum Co.	88,563	3,307,828
*Centrus Energy Corp., Class A	19,937	1,058,057
ChampionX Corp.	259,582	7,995,126
Cheniere Energy, Inc.	158,730	26,415,847
#Chesapeake Energy Corp.	211,998	18,248,788
Chevron Corp.	893,480	130,206,840
Chord Energy Corp.	49,346	8,157,881
#Civitas Resources, Inc.	114,422	8,630,851
#*Clean Energy Fuels Corp.	438,113	1,529,014
#*CNX Resources Corp.	326,200	7,085,064
#Comstock Resources, Inc.	413,175	5,206,005
ConocoPhillips	798,874	94,906,231
CONSOL Energy, Inc.	49,675	4,564,636
#Core Laboratories, Inc.	59,563	1,275,839
Coterra Energy, Inc.	778,168	21,399,620

11

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
#CVR Energy, Inc.	131,299	$4,300,042
Delek US Holdings, Inc.	136,763	3,603,705
*Denbury, Inc.	65,886	5,856,607
Devon Energy Corp.	804,998	37,488,757
DHT Holdings, Inc.	344,644	3,832,441
Diamondback Energy, Inc.	192,855	30,918,514
*DMC Global, Inc.	43,714	828,380
Dorian LPG, Ltd.	86,351	2,760,641
*Dril-Quip, Inc.	74,817	1,620,536
DT Midstream, Inc.	146,339	7,897,916
#Earthstone Energy, Inc., Class A	151,424	3,205,646
Energy Services of America Corp.	12,384	58,576
#EnLink Midstream LLC	680,587	8,364,414
EOG Resources, Inc.	379,373	47,895,841
Epsilon Energy, Ltd.	1,800	10,278
#EQT Corp.	259,217	10,985,616
Equitrans Midstream Corp.	681,952	6,048,914
Evolution Petroleum Corp.	63,260	406,762
Excelerate Energy, Inc., Class A	7,330	104,233
*Expro Group Holdings NV	158,603	2,497,997
Exxon Mobil Corp.	2,291,871	242,594,545
*Forum Energy Technologies, Inc.	1,094	23,816
*Geospace Technologies Corp.	18,805	225,472
*Green Plains, Inc.	94,032	2,762,660
*Gulf Island Fabrication, Inc.	3,463	13,644
*Gulfport Energy Corp.	27,664	3,419,547
*Hallador Energy Co.	33,809	472,650
Halliburton Co.	968,708	38,108,973
*Helix Energy Solutions Group, Inc.	314,136	3,078,533
Helmerich & Payne, Inc.	180,987	7,161,656
Hess Corp.	199,964	28,874,802
HF Sinclair Corp.	277,699	15,378,971
International Seaways, Inc.	87,209	4,193,881
Kinder Morgan, Inc.	1,271,861	20,604,148
#Kinetik Holdings, Inc.	29,959	1,061,747
*Kosmos Energy, Ltd.	712,399	5,157,769
Liberty Energy, Inc.	268,131	5,282,181
*Lightbridge Corp.	2,225	9,567
#Magnolia Oil & Gas Corp., Class A	302,042	6,780,843
*Mammoth Energy Services, Inc.	5,131	20,781
#Marathon Oil Corp.	584,925	15,974,302
Marathon Petroleum Corp.	337,482	51,044,152
Matador Resources Co.	186,385	11,498,091
Mexco Energy Corp.	463	5,907
Murphy Oil Corp.	235,666	10,574,333
*Nabors Industries, Ltd.	16,952	1,655,193
NACCO Industries, Inc., Class A	9,740	336,517
*Natural Gas Services Group, Inc.	20,210	296,683
#New Fortress Energy, Inc.	154,602	4,684,441
*Newpark Resources, Inc.	179,425	1,241,621
#*Nine Energy Service, Inc.	6,050	21,296
Noble Corp. PLC	118,915	5,552,141
Nordic American Tankers, Ltd.	432,220	1,983,890
#Northern Oil and Gas, Inc.	159,721	6,123,703
NOV, Inc.	384,633	7,677,275
Occidental Petroleum Corp.	588,206	36,357,013
*Oceaneering International, Inc.	186,417	4,099,310
*Oil States International, Inc.	128,940	936,104

12

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
ONEOK, Inc.	453,241	$29,551,313
*Overseas Shipholding Group, Inc., Class A	113,728	556,130
#Ovintiv, Inc.	285,085	13,684,080
*Par Pacific Holdings, Inc.	137,034	4,497,456
Patterson-UTI Energy, Inc.	574,755	7,299,389
PBF Energy, Inc., Class A	190,492	9,054,085
#Peabody Energy Corp.	215,324	5,079,493
#Permian Resources Corp.	382,317	5,570,359
Phillips 66	202,708	23,122,902
PHX Minerals, Inc.	30,800	106,568
Pioneer Natural Resources Co.	120,883	28,891,037
#*PrimeEnergy Resources Corp.	892	95,373
*Profire Energy, Inc.	10,688	19,773
*ProPetro Holding Corp.	248,057	2,599,637
#Range Resources Corp.	394,563	14,141,138
#Ranger Energy Services, Inc.	12,986	150,767
*REX American Resources Corp.	36,831	1,399,946
#RPC, Inc.	333,174	2,772,008
SandRidge Energy, Inc.	25,920	410,832
Schlumberger NV	651,009	36,235,161
Scorpio Tankers, Inc.	84,080	4,721,092
#*SEACOR Marine Holdings, Inc.	19,898	275,786
*Seadrill, Ltd.	102,282	4,042,185
Select Water Solutions, Inc.	216,007	1,607,092
SFL Corp., Ltd.	417,469	4,533,713
*SilverBow Resources, Inc.	51,380	1,752,058
#Sitio Royalties Corp., Class A	38,961	963,116
SM Energy Co.	189,145	7,626,326
Solaris Oilfield Infrastructure, Inc., Class A	59,748	552,072
*Southwestern Energy Co.	1,647,886	11,749,427
*Stabilis Solutions, Inc.	45	218
*Talos Energy, Inc.	194,128	3,008,984
Targa Resources Corp.	226,026	18,898,034
TechnipFMC PLC	575,473	12,384,179
*Teekay Corp.	163,972	1,152,723
Teekay Tankers, Ltd., Class A	63,837	3,172,699
#*TETRA Technologies, Inc.	229,121	1,086,034
#Texas Pacific Land Corp.	5,503	10,158,263
*Tidewater, Inc.	74,566	5,096,586
#*Transocean, Ltd.	953,965	6,315,248
*US Silica Holdings, Inc.	173,635	2,095,774
*Valaris, Ltd.	89,734	5,926,033
Valero Energy Corp.	285,809	36,297,743
#*Vertex Energy, Inc.	9,672	41,686
*Vital Energy, Inc.	22,130	1,107,385
#Vitesse Energy, Inc.	21,297	504,526
*W&T Offshore, Inc.	167,292	694,262
*Weatherford International PLC	95,008	8,844,295
Williams Cos., Inc. (The)	597,577	20,556,649
World Kinect Corp.	127,169	2,352,627

TOTAL ENERGY		1,500,247,818

FINANCIALS — (14.4%)
1st Source Corp.	52,192	2,380,999
*Acacia Research Corp.	68,684	246,576
#ACNB Corp.	8,610	296,270
Affiliated Managers Group, Inc.	60,287	7,400,832
*Affinity Bancshares, Inc.	3,676	54,589
#*Affirm Holdings, Inc.	309,093	5,443,128

13

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Aflac, Inc.	283,426	$22,138,405
Alerus Financial Corp.	1,456	25,203
Allstate Corp. (The)	189,170	24,238,352
Ally Financial, Inc.	377,907	9,141,570
Amalgamated Financial Corp.	54,221	988,991
#A-Mark Precious Metals, Inc.	50,607	1,370,438
*Ambac Financial Group, Inc.	97,767	1,185,914
Amerant Bancorp, Inc.	24,031	438,085
American Equity Investment Life Holding Co.	129,466	6,856,519
American Express Co.	423,841	61,893,501
American Financial Group, Inc.	123,560	13,512,522
American International Group, Inc.	390,226	23,924,756
American National Bankshares, Inc.	11,506	439,069
Ameriprise Financial, Inc.	117,159	36,854,707
Ameris BanCorp	100,285	3,740,630
AMERISAFE, Inc.	31,488	1,604,943
AmeriServ Financial, Inc.	3,367	8,586
#Ames National Corp.	7,932	134,209
Aon PLC, Class A	71,400	22,091,160
Apollo Global Management, Inc.	86,266	6,680,439
*Arch Capital Group, Ltd.	230,975	20,020,913
Ares Management Corp., Class A	29,696	2,927,729
Argo Group International Holdings, Ltd.	3,422	102,112
Arrow Financial Corp.	18,348	390,996
Arthur J Gallagher & Co.	100,105	23,573,726
Artisan Partners Asset Management, Inc., Class A	93,741	3,093,453
*AssetMark Financial Holdings, Inc.	45,226	1,081,354
Associated Banc-Corp.	227,789	3,692,460
#Associated Capital Group, Inc., Class A	3,204	107,783
Assurant, Inc.	68,063	10,134,581
Assured Guaranty, Ltd.	106,909	6,671,122
#Atlantic Union Bankshares Corp.	163,932	4,722,881
#*Atlanticus Holdings Corp.	30,522	893,074
Auburn National BanCorp, Inc.	2,387	50,127
*Avantax, Inc.	50,713	1,308,903
*AvidXchange Holdings, Inc.	240,618	2,078,940
Axis Capital Holdings, Ltd.	164,179	9,374,621
*Axos Financial, Inc.	110,376	3,976,847
#B Riley Financial, Inc.	13,365	483,947
#Banc of California, Inc.	112,767	1,264,118
BancFirst Corp.	44,872	3,639,568
*BanCorp, Inc. (The)	102,688	3,660,827
Bank of America Corp.	2,557,783	67,372,004
#Bank of Hawaii Corp.	32,887	1,624,289
Bank of Marin BanCorp	11,851	199,097
Bank of New York Mellon Corp. (The)	615,514	26,159,345
Bank of NT Butterfield & Son, Ltd. (The)	103,136	2,605,215
Bank of the James Financial Group, Inc.	735	7,071
Bank OZK	258,395	9,253,125
Bank7 Corp.	1,938	40,582
BankFinancial Corp.	20,625	173,250
BankUnited, Inc.	111,883	2,440,168
Bankwell Financial Group, Inc.	5,396	132,040
Banner Corp.	82,890	3,498,787
Bar Harbor Bankshares	19,519	488,365
BayCom Corp.	20,768	411,206
BCB BanCorp, Inc.	38,152	392,203
*Berkshire Hathaway, Inc., Class B	583,974	199,327,845

14

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Berkshire Hills BanCorp, Inc.	101,588	$1,992,141
BGC Group, Inc., Class A	394,954	2,318,380
BlackRock, Inc.	33,204	20,330,145
#Blackstone, Inc.	94,976	8,771,034
*Block, Inc.	305,358	12,290,659
*Blue Foundry BanCorp	9,704	73,265
BOK Financial Corp.	91,178	5,973,983
#Bread Financial Holdings, Inc.	97,960	2,647,859
Bridge Investment Group Holdings, Inc., Class A	5,038	36,677
*Bridgewater Bancshares, Inc.	18,461	177,779
*Brighthouse Financial, Inc.	92,374	4,184,542
Brightsphere Investment Group, Inc.	43,785	685,673
Brookline BanCorp, Inc.	208,381	1,696,221
Brown & Brown, Inc.	158,169	10,980,092
*BRP Group, Inc., Class A	59,257	1,240,249
Byline BanCorp, Inc.	30,211	573,103
C&F Financial Corp.	2,604	137,127
#Cadence Bank	383,556	8,123,716
*California BanCorp	2,212	45,280
Cambridge BanCorp	8,623	463,141
Camden National Corp.	31,922	930,846
*Cannae Holdings, Inc.	88,739	1,450,883
*Cantaloupe, Inc.	4,652	30,610
Capital BanCorp, Inc.	1,405	28,718
Capital City Bank Group, Inc.	35,263	1,007,464
Capital One Financial Corp.	285,596	28,928,019
Capitol Federal Financial, Inc.	421,955	2,194,166
Capstar Financial Holdings, Inc.	27,271	413,974
Carlyle Group, Inc. (The)	375,626	10,344,740
*Carter Bankshares, Inc.	11,085	124,817
Cass Information Systems, Inc.	20,056	758,317
Cathay General BanCorp	126,155	4,277,916
CB Financial Services, Inc.	611	12,904
Cboe Global Markets, Inc.	53,131	8,707,640
*CCUR Holdings, Inc.	1	3,050
Central Pacific Financial Corp.	52,819	833,484
Central Valley Community Bancorp	13,686	215,828
CF Bankshares, Inc.	3,016	45,994
Charles Schwab Corp. (The)	708,782	36,885,015
Chemung Financial Corp.	3,869	159,712
#ChoiceOne Financial Services, Inc.	500	9,435
Chubb, Ltd.	114,608	24,597,169
Cincinnati Financial Corp.	76,281	7,602,927
Citigroup, Inc.	534,044	21,089,398
Citizens & Northern Corp.	42,086	761,757
Citizens Community BanCorp, Inc.	11,952	105,417
Citizens Financial Group, Inc.	187,173	4,385,463
Citizens Financial Services, Inc.	194	9,593
#Citizens Holding Co.	2,051	20,530
#City Holding Co.	34,156	3,100,682
Civista Bancshares, Inc.	27,183	396,328
CME Group, Inc.	62,964	13,440,295
CNA Financial Corp.	25,310	1,022,524
CNB Financial Corp.	45,954	835,444
CNO Financial Group, Inc.	170,332	3,948,296
*Coastal Financial Corp.	19,410	721,470
Codorus Valley BanCorp, Inc.	10,782	211,543
#Cohen & Steers, Inc.	66,901	3,494,908

15

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#*Coinbase Global, Inc., Class A	86,655	$6,682,834
Colony Bankcorp, Inc.	12,433	123,708
Columbia Banking System, Inc.	270,431	5,319,378
#*Columbia Financial, Inc.	88,728	1,428,521
Comerica, Inc.	167,075	6,582,755
Commerce Bancshares, Inc.	133,087	5,837,196
Community Bank System, Inc.	76,860	3,070,557
Community Trust BanCorp, Inc.	37,900	1,423,524
Community West Bancshares	5,667	71,461
ConnectOne BanCorp, Inc.	75,932	1,236,932
#*Consumer Portfolio Services, Inc.	22,519	208,301
Crawford & Co., Class A	47,269	432,511
Crawford & Co., Class B	51,124	417,683
#*Credit Acceptance Corp.	20,021	8,057,051
*CrossFirst Bankshares, Inc.	29,580	312,956
Cullen/Frost Bankers, Inc.	64,437	5,863,123
*Customers BanCorp, Inc.	50,583	2,033,942
#CVB Financial Corp.	207,053	3,234,168
Diamond Hill Investment Group, Inc.	3,687	579,228
Dime Community Bancshares, Inc.	83,199	1,530,030
Discover Financial Services	320,733	26,325,765
Donegal Group, Inc., Class A	53,976	762,141
Donegal Group, Inc., Class B	1,947	25,525
*Donnelley Financial Solutions, Inc.	55,686	3,030,989
Eagle BanCorp Montana, Inc.	4,900	57,281
Eagle BanCorp, Inc.	52,741	1,027,395
East West Bancorp, Inc.	233,058	12,496,570
Eastern Bankshares, Inc.	250,636	2,759,502
*eHealth, Inc.	50,459	432,938
Employers Holdings, Inc.	55,330	2,102,540
Enact Holdings, Inc.	105,206	2,899,477
*Encore Capital Group, Inc.	52,907	1,993,536
*Enova International, Inc.	75,789	3,022,465
*Enstar Group, Ltd.	22,659	5,369,503
Enterprise BanCorp, Inc.	14,634	385,021
Enterprise Financial Services Corp.	75,395	2,621,484
#Equitable Holdings, Inc.	587,581	15,612,027
Equity Bancshares, Inc., Class A	32,929	796,882
#Erie Indemnity Co., Class A	22,531	6,222,837
Esquire Financial Holdings, Inc.	8,342	382,064
ESSA Bancorp, Inc.	7,776	129,470
Essent Group, Ltd.	177,888	8,403,429
*Euronet Worldwide, Inc.	80,448	6,181,624
#Evans BanCorp, Inc.	4,468	110,449
Evercore, Inc.	62,502	8,136,510
Everest Group, Ltd.	33,988	13,446,333
EVERTEC, Inc.	99,448	3,160,457
#*EZCORP, Inc., Class A	110,138	903,132
#F&G Annuities & Life, Inc.	22,276	683,650
FactSet Research Systems, Inc.	21,402	9,243,310
#Farmers & Merchants BanCorp, Inc.	8,235	143,454
#Farmers National Banc Corp.	24,470	276,266
FB Financial Corp.	88,877	2,610,317
Federal Agricultural Mortgage Corp., Class A	695	84,078
Federal Agricultural Mortgage Corp., Class C	18,671	2,773,764
Federated Hermes, Inc.	123,276	3,907,849
*FFBW, Inc.	875	9,679
#Fidelity D&D Bancorp, Inc.	555	24,864

16

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Fidelity National Financial, Inc.	430,158	$16,814,876
Fidelity National Information Services, Inc.	412,432	20,254,536
Fifth Third Bancorp	435,084	10,315,842
Financial Institutions, Inc.	53,808	852,319
*Finwise Bancorp	8,956	76,126
First American Financial Corp.	144,892	7,453,244
#First BanCorp	376,076	5,020,615
First BanCorp, Inc. (The)	20,766	486,547
First Bancorp/Southern Pines NC	83,756	2,430,599
First Bancshares, Inc. (The)	39,253	950,708
First Bank	17,223	190,486
#First Busey Corp.	141,022	2,800,697
First Business Financial Services, Inc.	7,196	220,917
First Capital, Inc.	2,028	48,672
First Citizens BancShares, Inc., Class A	14,702	20,299,639
First Commonwealth Financial Corp.	387,243	4,716,620
First Community Bankshares, Inc.	39,883	1,302,180
First Community Corp.	5,860	103,722
First Financial BanCorp	146,983	2,719,185
First Financial Bankshares, Inc.	188,629	4,536,527
First Financial Corp.	18,987	653,343
First Financial Northwest, Inc.	13,447	145,765
#First Foundation, Inc.	99,833	453,242
#First Guaranty Bancshares, Inc.	2,269	23,824
First Hawaiian, Inc.	232,608	4,170,661
First Horizon Corp.	443,618	4,768,893
First Internet BanCorp	7,594	124,314
First Interstate BancSystem, Inc., Class A	153,253	3,535,547
First Merchants Corp.	102,550	2,800,640
First Mid Bancshares, Inc.	29,071	794,220
First National Corp.	699	13,211
First Northwest BanCorp	10,403	135,135
First of Long Island Corp. (The)	3,819	41,016
First Savings Financial Group, Inc.	3,174	46,975
First United Corp.	8,297	135,905
First US Bancshares, Inc.	1,038	8,922
*First Western Financial, Inc.	3,314	44,308
FirstCash Holdings, Inc.	71,779	7,818,169
*Fiserv, Inc.	177,164	20,152,405
Five Star BanCorp	602	11,721
*FleetCor Technologies, Inc.	68,942	15,523,670
Flushing Financial Corp.	103,388	1,275,808
*Flywire Corp.	66,835	1,797,193
FNB Corp.	655,382	7,006,034
FNCB Bancorp, Inc.	14,553	82,079
Franklin Financial Services Corp.	3,936	125,952
#Franklin Resources, Inc.	175,803	4,006,550
FS BanCorp, Inc.	9,033	260,783
Fulton Financial Corp.	313,530	4,072,755
#*FVCBankCorp, Inc.	6,824	74,518
*Genworth Financial, Inc.	759,632	4,550,196
German American BanCorp, Inc.	62,738	1,714,630
#Glacier BanCorp, Inc.	145,631	4,396,600
Global Payments, Inc.	144,603	15,359,731
Globe Life, Inc.	142,127	16,537,898
Goldman Sachs Group, Inc. (The)	103,213	31,336,499
#*Goosehead Insurance, Inc., Class A	9,105	590,641
Great Southern BanCorp, Inc.	25,267	1,256,275

17

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Green Dot Corp., Class A	104,393	$1,167,114
Greene County BanCorp, Inc.	716	16,969
Greenhill & Co., Inc.	2,618	38,773
*Greenlight Capital Re, Ltd., Class A	67,668	754,498
Guaranty Bancshares, Inc.	9,832	280,507
Hamilton Lane, Inc., Class A	47,183	3,969,034
Hancock Whitney Corp.	153,069	5,270,166
Hanmi Financial Corp.	56,354	827,277
Hanover Insurance Group, Inc. (The)	61,114	7,163,172
HarborOne BanCorp, Inc.	94,406	928,955
Hartford Financial Services Group, Inc. (The)	308,036	22,625,244
Hawthorn Bancshares, Inc.	4,727	82,486
HBT Financial, Inc.	1,051	18,918
#HCI Group, Inc.	14,327	844,863
Heartland Financial USA, Inc.	140,313	3,844,576
Heritage Commerce Corp.	128,395	1,050,271
Heritage Financial Corp.	45,391	738,512
*Heritage Global, Inc.	37,044	114,466
*Heritage Insurance Holdings, Inc.	36,608	216,353
Hilltop Holdings, Inc.	114,962	3,175,250
#Hingham Institution For Savings (The)	2,458	365,210
HMN Financial, Inc.	3,012	54,818
Home BanCorp, Inc.	10,355	354,866
Home BancShares, Inc.	338,688	6,926,170
Home Federal Bancorp, Inc. of Louisiana	603	7,411
HomeStreet, Inc.	46,119	222,755
HomeTrust Bancshares, Inc.	6,636	136,768
Hope BanCorp, Inc.	424,968	3,722,720
Horace Mann Educators Corp.	104,491	3,315,499
Horizon BanCorp, Inc.	49,087	465,836
Houlihan Lokey, Inc.	60,899	6,121,567
Huntington Bancshares, Inc.	903,934	8,722,963
*I3 Verticals, Inc., Class A	14,951	280,331
IF BanCorp, Inc.	723	10,122
Independent Bank Corp.	42,100	839,895
Independent Bank Corp.	69,082	3,371,202
Independent Bank Group, Inc.	53,143	1,878,605
Interactive Brokers Group, Inc.	46,906	3,755,763
Intercontinental Exchange, Inc.	141,973	15,253,579
International Bancshares Corp.	99,135	4,345,087
*International Money Express, Inc.	59,784	954,153
Invesco, Ltd.	381,368	4,946,343
Investar Holding Corp.	2,919	27,672
Investors Title Co.	3,492	502,184
Jack Henry & Associates, Inc.	96,990	13,674,620
#Jackson Financial, Inc., Class A	119,714	4,394,701
James River Group Holdings, Ltd.	67,222	924,302
Janus Henderson Group PLC	235,627	5,435,915
Jefferies Financial Group, Inc.	202,710	6,523,208
JPMorgan Chase & Co.	1,302,151	181,077,118
Kearny Financial Corp.	231,517	1,606,728
Kemper Corp.	80,475	3,209,343
Kentucky First Federal BanCorp	1,549	6,909
KeyCorp	968,106	9,894,043
Kinsale Capital Group, Inc.	15,504	5,176,941
KKR & Co., Inc.	77,007	4,266,188
Lake Shore BanCorp, Inc.	1,022	9,995
Lakeland BanCorp, Inc.	49,308	556,194

18

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Lakeland Financial Corp.	54,492	$2,683,731
Landmark BanCorp, Inc.	2,992	49,936
Lazard, Ltd., Class A	83,441	2,317,157
#LCNB Corp.	13,150	183,968
#*Lemonade, Inc.	1,745	19,090
*LendingClub Corp.	209,156	1,085,520
*LendingTree, Inc.	16,011	211,826
Lincoln National Corp.	237,873	5,178,495
Live Oak Bancshares, Inc.	96,534	2,785,006
Loews Corp.	113,570	7,269,616
LPL Financial Holdings, Inc.	92,069	20,671,332
Luther Burbank Corp.	55,084	448,384
M&T Bank Corp.	101,296	11,421,124
Macatawa Bank Corp.	68,389	624,392
Magyar Bancorp, Inc.	5,272	47,448
MainStreet Bancshares, Inc.	1,520	29,306
*Markel Group, Inc.	6,541	9,618,671
#MarketAxess Holdings, Inc.	47,204	10,089,855
*Marqeta, Inc., Class A	706,504	3,652,626
Marsh & McLennan Cos., Inc.	222,622	42,220,262
Mastercard, Inc., Class A	381,975	143,756,291
*MBIA, Inc.	102,302	703,838
Mercantile Bank Corp.	32,949	1,085,340
#Merchants BanCorp	14,002	418,520
Mercury General Corp.	115,975	3,581,308
Meridian Corp.	10,651	106,510
MetLife, Inc.	214,113	12,848,921
Metrocity Bankshares, Inc.	3,554	71,222
MGIC Investment Corp.	447,626	7,538,022
Mid Penn BanCorp, Inc.	1,220	23,253
#Middlefield Banc Corp.	4,154	105,927
Midland States BanCorp, Inc.	46,822	1,021,656
MidWestOne Financial Group, Inc.	29,486	587,361
#Moelis & Co., Class A	76,252	3,175,133
Moody’s Corp.	46,467	14,311,836
Morgan Stanley	493,673	34,961,922
Morningstar, Inc.	43,511	11,018,726
*Mr. Cooper Group, Inc.	20,109	1,136,762
MSCI, Inc.	16,753	7,899,877
MVB Financial Corp.	19,523	383,627
Nasdaq, Inc.	313,143	15,531,893
National Bank Holdings Corp., Class A	81,267	2,533,905
National Western Life Group, Inc., Class A	6,295	3,014,675
#Navient Corp.	239,263	3,806,674
NBT BanCorp, Inc.	106,220	3,555,183
*NCR Atleos Corp.	105,450	2,326,227
Nelnet, Inc., Class A	33,712	2,859,115
#*NerdWallet, Inc., Class A	73,997	797,688
New York Community BanCorp, Inc.	1,005,294	9,530,187
*NI Holdings, Inc.	14,609	185,388
#Nicolet Bankshares, Inc.	25,694	1,871,037
*NMI Holdings, Inc., Class A	131,387	3,593,434
Northeast Bank	6,105	291,453
Northern Trust Corp.	133,337	8,788,242
Northfield BanCorp, Inc.	157,411	1,353,735
Northrim BanCorp, Inc.	6,426	268,028
Northwest Bancshares, Inc.	308,435	3,213,893
Norwood Financial Corp.	4,164	106,640

19

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#Oak Valley Bancorp	4,855	$121,132
OceanFirst Financial Corp.	123,041	1,557,699
*Ocwen Financial Corp.	8,292	199,340
OFG BanCorp	113,596	3,364,714
Ohio Valley Banc Corp.	5,842	139,624
Old National Bancorp	415,794	5,696,378
Old Point Financial Corp.	2,663	41,463
Old Republic International Corp.	276,750	7,577,415
Old Second Bancorp, Inc.	63,260	857,806
OneMain Holdings, Inc.	256,784	9,226,249
OP Bancorp	10,911	92,198
*Open Lending Corp.	208,244	1,247,382
*Oportun Financial Corp.	10,185	59,582
Oppenheimer Holdings, Inc., Class A	10,148	355,890
*OptimumBank Holdings, Inc.	1,400	4,424
Orange County BanCorp, Inc.	886	39,073
Origin BanCorp, Inc.	36,992	1,094,593
Orrstown Financial Services, Inc.	9,916	209,327
*Oscar Health, Inc., Class A	408,982	2,093,988
Pacific Premier BanCorp, Inc.	131,990	2,507,810
#PacWest BanCorp	10,820	76,606
*Palomar Holdings, Inc.	38,301	1,918,114
Park National Corp.	19,721	1,999,512
Parke BanCorp, Inc.	15,405	259,420
Partners BanCorp	3,001	21,757
Pathfinder Bancorp, Inc.	610	7,820
Pathward Financial, Inc.	52,523	2,378,767
*Patriot National BanCorp, Inc.	2,200	13,068
#*Paymentus Holdings, Inc., Class A	2,679	39,006
*Payoneer Global, Inc.	432,721	2,505,455
*PayPal Holdings, Inc.	296,984	15,383,771
#*Paysafe, Ltd.	107,244	1,042,412
PCB Bancorp	9,548	146,848
Peapack-Gladstone Financial Corp.	35,814	836,973
Penns Woods Bancorp, Inc.	5,436	114,591
PennyMac Financial Services, Inc.	65,946	4,431,571
Peoples BanCorp of North Carolina, Inc.	7,210	162,225
Peoples BanCorp, Inc.	77,925	2,149,171
Peoples Financial Services Corp.	3,704	145,234
Pinnacle Financial Partners, Inc.	115,119	7,178,821
*Pioneer Bancorp, Inc.	20,166	165,361
Piper Sandler Cos.	24,437	3,417,514
PJT Partners, Inc., Class A	9,451	740,580
Plumas Bancorp	3,540	120,891
PNC Financial Services Group, Inc. (The)	146,948	16,821,138
*Ponce Financial Group, Inc.	33,626	261,610
Popular, Inc.	116,669	7,588,152
*PRA Group, Inc.	22,200	273,282
Preferred Bank	29,637	1,765,476
Premier Financial Corp.	75,558	1,310,931
Primerica, Inc.	81,780	15,633,065
Primis Financial Corp.	52,711	493,375
Princeton BanCorp, Inc.	4,409	132,270
Principal Financial Group, Inc.	237,579	16,079,347
ProAssurance Corp.	99,098	1,684,666
*PROG Holdings, Inc.	82,051	2,247,377
Progressive Corp. (The)	82,306	13,011,756
Prosperity Bancshares, Inc.	139,150	7,589,241

20

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Provident Bancorp, Inc.	28,157	$273,123
Provident Financial Holdings, Inc.	6,656	79,539
Provident Financial Services, Inc.	170,842	2,400,330
Prudential Financial, Inc.	305,837	27,965,735
QCR Holdings, Inc.	34,537	1,638,781
Radian Group, Inc.	183,092	4,639,551
Raymond James Financial, Inc.	141,486	13,503,424
RBB Bancorp	28,410	328,704
Red River Bancshares, Inc.	1,622	75,391
Regional Management Corp.	18,027	448,151
Regions Financial Corp.	627,709	9,120,612
Reinsurance Group of America, Inc.	70,303	10,508,189
*Remitly Global, Inc.	100,779	2,713,978
RenaissanceRe Holdings, Ltd.	43,244	9,495,950
Renasant Corp.	153,757	3,750,133
*Repay Holdings Corp.	163,157	977,310
Republic BanCorp, Inc., Class A	20,040	885,568
*Rhinebeck Bancorp, Inc.	2,997	19,121
Richmond Mutual BanCorp, Inc.	4,434	43,498
Riverview BanCorp, Inc.	33,479	179,113
RLI Corp.	63,154	8,414,639
*Robinhood Markets, Inc., Class A	726,517	6,640,365
#*Rocket Cos., Inc., Class A	31,063	229,556
S&P Global, Inc.	84,653	29,570,139
S&T BanCorp, Inc.	92,328	2,378,369
*Safeguard Scientifics, Inc.	559	559
Safety Insurance Group, Inc.	31,034	2,332,826
Sandy Spring BanCorp, Inc.	84,507	1,728,168
SB Financial Group, Inc.	8,346	116,594
Seacoast Banking Corp. of Florida	116,440	2,353,252
*Security National Financial Corp., Class A	16,572	114,512
SEI Investments Co.	131,746	7,069,490
Selective Insurance Group, Inc.	77,251	8,042,602
ServisFirst Bancshares, Inc.	73,081	3,446,500
#*Shift4 Payments, Inc., Class A	65,711	2,925,454
Shore Bancshares, Inc.	72,431	743,142
Sierra BanCorp	26,871	472,930
Silvercrest Asset Management Group, Inc., Class A	3,719	66,012
Simmons First National Corp., Class A	376,828	5,354,726
*SiriusPoint, Ltd.	337,234	3,321,755
SLM Corp.	503,069	6,539,897
SmartFinancial, Inc.	9,864	205,664
#*SoFi Technologies, Inc.	661,236	4,992,332
Sound Financial Bancorp, Inc.	2,749	100,888
South Plains Financial, Inc.	9,249	248,058
*Southern First Bancshares, Inc.	17,490	472,230
Southern Missouri BanCorp, Inc.	8,738	353,452
Southern States Bancshares, Inc.	2,812	65,295
Southside Bancshares, Inc.	48,842	1,304,081
SouthState Corp.	111,968	7,401,085
State Street Corp.	168,518	10,891,318
Stellar Bancorp, Inc.	57,322	1,246,180
StepStone Group, Inc., Class A	55,702	1,576,367
*Sterling BanCorp, Inc.	31,306	173,435
Stewart Information Services Corp.	57,216	2,498,623
Stifel Financial Corp.	107,456	6,124,992
Stock Yards Bancorp, Inc.	61,261	2,395,918
*StoneX Group, Inc.	31,792	3,030,413

21

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Summit Financial Group, Inc.	7,291	$156,756
Summit State Bank	8,120	103,530
*SWK Holdings Corp.	873	14,090
Synchrony Financial	423,443	11,877,576
Synovus Financial Corp.	244,781	6,381,441
T Rowe Price Group, Inc.	132,877	12,025,368
Territorial BanCorp, Inc.	13,311	102,761
*Texas Capital Bancshares, Inc.	72,568	3,995,594
#TFS Financial Corp.	146,491	1,737,383
Timberland BanCorp, Inc.	16,697	470,688
Tiptree, Inc.	75,099	1,134,746
#*Toast, Inc., Class A	103,611	1,656,740
#Tompkins Financial Corp.	28,970	1,450,818
Towne Bank/Portsmouth VA	87,944	2,105,379
Tradeweb Markets, Inc., Class A	40,789	3,671,418
Travelers Cos., Inc. (The)	236,864	39,660,508
TriCo Bancshares	72,254	2,337,417
*Triumph Financial, Inc.	52,748	3,283,563
Truist Financial Corp.	643,049	18,236,870
TrustCo Bank Corp.	40,557	1,035,420
Trustmark Corp.	138,205	2,779,303
UMB Financial Corp.	69,243	4,342,921
#Union Bankshares, Inc.	619	16,707
United Bancorp, Inc.	1,393	14,055
United Bancshares, Inc.	606	10,466
United Bankshares, Inc.	294,198	8,366,991
United Community Banks, Inc.	167,986	3,710,811
United Fire Group, Inc.	60,773	1,223,968
United Security Bancshares/Fresno CA	22,543	175,159
Unity BanCorp, Inc.	11,221	269,977
Universal Insurance Holdings, Inc.	65,380	1,023,851
Univest Financial Corp.	104,979	1,748,950
Unum Group	230,653	11,278,932
#*Upstart Holdings, Inc.	12,895	309,867
US BanCorp	379,611	12,101,999
*USCB Financial Holdings, Inc.	3,967	42,606
*Usio, Inc.	4,130	8,219
#UWM Holdings Corp.	19,230	93,265
#Valley National BanCorp	720,294	5,603,887
Value Line, Inc.	1,300	53,235
*Velocity Financial, Inc.	9,333	107,796
Veritex Holdings, Inc.	98,793	1,701,215
Victory Capital Holdings, Inc., Class A	101,718	2,996,612
#Virginia National Bankshares Corp.	2,606	80,082
Virtu Financial, Inc., Class A	133,741	2,472,871
Virtus Investment Partners, Inc.	15,796	2,910,097
#Visa, Inc., Class A	705,744	165,920,414
Voya Financial, Inc.	114,629	7,653,778
W. R. Berkley Corp.	147,646	9,954,293
WaFd, Inc.	108,500	2,677,780
Walker & Dunlop, Inc.	52,723	3,416,450
Washington Trust BanCorp, Inc.	26,284	609,526
Waterstone Financial, Inc.	74,895	808,866
Webster Financial Corp.	160,037	6,076,605
Wells Fargo & Co.	1,358,666	54,034,147
WesBanco, Inc.	185,579	4,526,272
West BanCorp, Inc.	55,398	910,189
Westamerica BanCorp	56,375	2,663,155

22

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Western Alliance Bancorp	170,816	$7,020,538
Western New England Bancorp, Inc.	104,774	751,230
Western Union Co. (The)	433,568	4,894,983
Westwood Holdings Group, Inc.	18,611	169,174
*WEX, Inc.	59,251	9,864,106
White Mountains Insurance Group, Ltd.	4,292	6,140,779
#William Penn Bancorp	1,088	13,252
Willis Towers Watson PLC	72,695	17,148,024
Wintrust Financial Corp.	116,120	8,673,003
#WisdomTree, Inc.	290,145	1,798,899
#*World Acceptance Corp.	13,166	1,298,431
WSFS Financial Corp.	91,593	3,242,392
WVS Financial Corp.	757	9,273
Zions BanCorp NA	226,873	6,999,032

TOTAL FINANCIALS		3,074,968,031

HEALTH CARE — (11.7%)
*10X Genomics, Inc., Class A	62,951	2,220,911
#*2seventy bio, Inc.	75,698	184,703
*4D Molecular Therapeutics, Inc.	82,860	889,916
*89bio, Inc.	3,808	28,179
Abbott Laboratories	579,016	54,745,963
AbbVie, Inc.	783,371	110,596,318
*Acadia Healthcare Co., Inc.	93,385	6,864,731
*ACADIA Pharmaceuticals, Inc.	13,482	304,289
*Accolade, Inc.	147,299	957,444
*Aclaris Therapeutics, Inc.	124,755	621,280
#*Actinium Pharmaceuticals, Inc.	2,112	11,785
*Acumen Pharmaceuticals, Inc.	2,194	4,103
*AdaptHealth Corp.	282,723	2,072,360
*Adaptive Biotechnologies Corp.	134,943	599,147
*Addus HomeCare Corp.	35,787	2,823,594
*ADMA Biologics, Inc.	181,351	612,966
*Adverum Biotechnologies, Inc.	3,865	3,463
*Aeglea BioTherapeutics, Inc.	3,762	44,015
Agilent Technologies, Inc.	208,706	21,573,939
#*Agiliti, Inc.	29,934	168,528
#*agilon health, Inc.	127,346	2,292,228
*Agios Pharmaceuticals, Inc.	130,464	2,741,049
*Akero Therapeutics, Inc.	3,888	46,345
#*Aldeyra Therapeutics, Inc.	129,907	222,141
*Alector, Inc.	2,360	12,272
*Align Technology, Inc.	36,903	6,811,925
*Alkermes PLC	208,404	5,041,293
*Allakos, Inc.	27,432	52,395
#*Allogene Therapeutics, Inc.	364,691	1,028,429
*Alnylam Pharmaceuticals, Inc.	45,316	6,878,969
*Alpine Immune Sciences, Inc.	3,520	36,045
*Amedisys, Inc.	38,102	3,485,952
*American Shared Hospital Services	10	23
*American Well Corp., Class A	106,980	125,167
Amgen, Inc.	217,768	55,683,278
*AMN Healthcare Services, Inc.	83,585	6,340,758
#*Amneal Pharmaceuticals, Inc.	143,152	553,998
*Amphastar Pharmaceuticals, Inc.	112,573	5,096,180
#*AnaptysBio, Inc.	41,071	669,868
*AngioDynamics, Inc.	36,700	227,540
*ANI Pharmaceuticals, Inc.	28,408	1,753,910
*Anika Therapeutics, Inc.	50,763	989,879

23

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Anixa Biosciences, Inc.	4,426	$13,986
#*Annovis Bio, Inc.	810	5,354
#*Apollo Medical Holdings, Inc.	63,166	1,971,411
#*Apyx Medical Corp.	21,789	49,897
*Arcturus Therapeutics Holdings, Inc.	62,281	1,189,567
*Arcus Biosciences, Inc.	148,503	2,332,982
*Arrowhead Pharmaceuticals, Inc.	56,430	1,387,614
#*ARS Pharmaceuticals, Inc.	6,032	21,534
*Artivion, Inc.	73,200	932,568
*Arvinas, Inc.	101,680	1,639,082
*Astria Therapeutics, Inc.	3,201	15,973
*Athira Pharma, Inc.	31,809	49,622
*AtriCure, Inc.	57,035	1,975,692
Atrion Corp.	2,228	761,931
*aTyr Pharma, Inc.	16,790	20,988
*Aura Biosciences, Inc.	1,303	10,632
*Avanos Medical, Inc.	166,177	3,051,010
*Avantor, Inc.	309,373	5,392,371
*Avid Bioservices, Inc.	11,213	68,960
#*Avidity Biosciences, Inc.	50,739	261,306
#*Avita Medical, Inc.	5,145	47,900
*Axonics, Inc.	60,284	3,087,144
*Azenta, Inc.	88,811	4,036,460
Baxter International, Inc.	310,155	10,058,327
#*Beam Therapeutics, Inc.	110,316	2,332,080
Becton Dickinson & Co.	87,486	22,114,711
*Bellerophon Therapeutics, Inc.	4,517	169
*Biogen, Inc.	76,135	18,085,108
*BioLife Solutions, Inc.	67,251	679,235
*BioMarin Pharmaceutical, Inc.	81,312	6,622,862
#*Bionano Genomics, Inc.	30,996	42,774
*Bio-Rad Laboratories, Inc., Class A	22,627	6,228,761
Bio-Techne Corp.	97,331	5,317,193
*Black Diamond Therapeutics, Inc.	100	188
#*Bluebird Bio, Inc.	241,368	712,036
#*Blueprint Medicines Corp.	43,660	2,569,828
*Boston Scientific Corp.	437,427	22,391,888
Bristol-Myers Squibb Co.	1,217,308	62,727,881
#*Brookdale Senior Living, Inc.	338,543	1,323,703
Bruker Corp.	201,232	11,470,224
*Capricor Therapeutics, Inc.	2,500	7,050
Cardinal Health, Inc.	138,618	12,614,238
#*CareDx, Inc.	96,362	521,318
#*Caribou Biosciences, Inc.	15,480	56,192
*Castle Biosciences, Inc.	58,658	916,238
*Catalent, Inc.	169,792	5,839,147
*Catalyst Pharmaceuticals, Inc.	199,149	2,471,439
*Celcuity, Inc.	2,020	21,513
#*Celldex Therapeutics, Inc.	35,255	829,198
#Cencora, Inc.	150,485	27,862,298
*Centene Corp.	307,635	21,220,662
*Certara, Inc.	213,877	2,607,161
*Charles River Laboratories International, Inc.	64,629	10,880,938
Chemed Corp.	16,641	9,363,059
Cigna Group (The)	154,813	47,868,180
*Cocrystal Pharma, Inc.	300	498
*Cogent Biosciences, Inc.	170,437	1,390,766
*Collegium Pharmaceutical, Inc.	65,757	1,430,872

24

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Community Health Systems, Inc.	136,646	$292,422
*Computer Programs and Systems, Inc.	10,117	142,549
#CONMED Corp.	36,189	3,526,980
Cooper Cos, Inc. (The)	22,995	7,168,691
*Corcept Therapeutics, Inc.	133,676	3,753,622
*CorVel Corp.	22,484	4,360,547
*Corvus Pharmaceuticals, Inc.	2,565	2,898
*Crinetics Pharmaceuticals, Inc.	68,059	1,993,448
*Cross Country Healthcare, Inc.	70,124	1,624,072
*CryoPort, Inc.	102,041	989,798
#*Cullinan Oncology, Inc.	63,544	592,866
*Cumberland Pharmaceuticals, Inc.	3,702	6,997
CVS Health Corp.	567,859	39,187,950
*Cymabay Therapeutics, Inc.	9,791	160,377
#*Cytek Biosciences, Inc.	215,644	907,861
Danaher Corp.	185,516	35,622,782
*DaVita, Inc.	130,508	10,079,133
#*Day One Biopharmaceuticals, Inc.	159,092	1,882,058
*Deciphera Pharmaceuticals, Inc.	156,690	1,878,713
#*Definitive Healthcare Corp.	222,769	1,283,149
*Denali Therapeutics, Inc.	165,273	3,112,091
DENTSPLY SIRONA, Inc.	190,774	5,801,437
*Dexcom, Inc.	82,653	7,342,066
#*Doximity, Inc., Class A	147,888	3,021,352
*Dynavax Technologies Corp.	223,483	3,175,693
#*Dyne Therapeutics, Inc.	138,650	977,483
*Eagle Pharmaceuticals, Inc.	4,122	56,595
*Edgewise Therapeutics, Inc.	3,054	19,546
#*Editas Medicine, Inc.	161,281	1,077,357
*Edwards Lifesciences Corp.	85,074	5,420,915
*Elanco Animal Health, Inc.	741,944	6,536,527
*Electromed, Inc.	2,251	23,703
Elevance Health, Inc.	110,036	49,526,103
Eli Lilly & Co.	354,489	196,362,092
Embecta Corp.	6,568	99,308
Encompass Health Corp.	132,721	8,303,026
*Enhabit, Inc.	83,545	615,727
#*Enovis Corp.	92,495	4,245,521
Ensign Group, Inc. (The)	88,141	8,514,421
*Envista Holdings Corp.	420,107	9,775,890
#*Enzo Biochem, Inc.	58,631	78,566
#*EQRx, Inc.	806,706	1,758,619
*Evolent Health, Inc., Class A	133,303	3,256,592
*Evolus, Inc.	38,627	293,565
*Exact Sciences Corp.	85,767	5,282,390
*Exelixis, Inc.	335,653	6,911,095
*Fate Therapeutics, Inc.	56,108	101,555
*FONAR Corp.	10,241	138,766
*Fortrea Holdings, Inc.	67,393	1,913,961
#*Fulcrum Therapeutics, Inc.	26,947	98,087
#*Fulgent Genetics, Inc.	58,764	1,406,810
*Gain Therapeutics, Inc.	230	658
GE HealthCare Technologies, Inc.	326,676	21,746,821
*Generation Bio Co.	30,372	28,498
Gilead Sciences, Inc.	706,597	55,496,128
*Glaukos Corp.	57,456	3,918,499
*Globus Medical, Inc.	125,638	5,742,913
*GlycoMimetics, Inc.	8,890	11,113

25

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*GoodRx Holdings, Inc., Class A	132,515	$653,299
*Graphite Bio, Inc.	17,974	44,755
*Haemonetics Corp.	58,364	4,974,364
*Halozyme Therapeutics, Inc.	139,030	4,708,946
*Harmony Biosciences Holdings, Inc.	88,236	2,077,075
*Harrow, Inc.	15,291	219,196
*Harvard Bioscience, Inc.	61,421	269,638
HCA Healthcare, Inc.	36,142	8,173,152
*Health Catalyst, Inc.	108,902	815,676
*HealthEquity, Inc.	99,049	7,099,832
HealthStream, Inc.	61,730	1,567,942
*Henry Schein, Inc.	166,996	10,851,400
*Hims & Hers Health, Inc.	305,491	1,826,836
*Hologic, Inc.	177,130	11,720,692
Humana, Inc.	51,958	27,209,885
*iCAD, Inc.	11,262	15,091
#*ICU Medical, Inc.	29,951	2,936,995
*Ideaya Biosciences, Inc.	91,759	2,493,092
*IDEXX Laboratories, Inc.	54,785	21,884,964
*Ikena Oncology, Inc.	9,370	37,761
*Illumina, Inc.	10,550	1,154,381
#*Immunic, Inc.	75,628	80,166
*ImmunoGen, Inc.	132,506	1,969,039
*Immunome, Inc.	499	4,391
*Immunovant, Inc.	91,578	3,026,653
#*Inari Medical, Inc.	36,118	2,192,724
*Incyte Corp.	92,499	4,988,471
*InfuSystem Holdings, Inc.	3,825	36,643
*Innoviva, Inc.	137,933	1,711,749
*Inozyme Pharma, Inc.	11,317	33,611
*Insmed, Inc.	33,843	848,106
*Inspire Medical Systems, Inc.	5,900	868,244
*Insulet Corp.	7,858	1,041,735
*Integer Holdings Corp.	57,890	4,698,931
*Integra LifeSciences Holdings Corp.	115,847	4,165,858
*Intellia Therapeutics, Inc.	119,627	2,996,656
*Intra-Cellular Therapies, Inc.	25,014	1,244,697
*Intuitive Surgical, Inc.	27,744	7,275,032
*Ionis Pharmaceuticals, Inc.	10,206	451,820
*Iovance Biotherapeutics, Inc.	539,097	2,059,351
*IQVIA Holdings, Inc.	189,880	34,336,000
iRadimed Corp.	5,586	227,574
*IRIDEX Corp.	7,700	25,256
*Ironwood Pharmaceuticals, Inc.	267,953	2,403,538
*iTeos Therapeutics, Inc.	31,507	316,960
*Jazz Pharmaceuticals PLC	56,703	7,202,415
Johnson & Johnson	1,257,073	186,474,243
#*KalVista Pharmaceuticals, Inc.	38,361	325,685
#*Karuna Therapeutics, Inc.	22,453	3,740,894
*Keros Therapeutics, Inc.	46,532	1,328,023
*Kewaunee Scientific Corp.	1,276	22,713
*Kodiak Sciences, Inc.	26,276	38,100
*KORU Medical Systems, Inc.	3,122	7,087
*Krystal Biotech, Inc.	37,137	4,340,201
*Kura Oncology, Inc.	134,125	1,133,356
*Kymera Therapeutics, Inc.	59,614	695,695
Laboratory Corp. of America Holdings	69,743	13,929,769
*Lantheus Holdings, Inc.	41,288	2,667,205

26

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Larimar Therapeutics, Inc.	11,061	$32,409
LeMaitre Vascular, Inc.	31,056	1,508,700
*LENSAR, Inc.	11,199	24,078
#*Lexicon Pharmaceuticals, Inc.	7,691	9,537
#*LifeStance Health Group, Inc.	74,773	435,927
*Ligand Pharmaceuticals, Inc.	36,681	1,918,049
*LivaNova PLC	83,688	4,104,896
*Lyra Therapeutics, Inc.	10,975	32,596
#*MacroGenics, Inc.	69,321	361,856
*Maravai LifeSciences Holdings, Inc., Class A	128,796	883,541
#*Masimo Corp.	37,805	3,067,120
*MaxCyte, Inc.	15,538	45,992
McKesson Corp.	25,606	11,659,948
*MediciNova, Inc.	22,856	43,655
*Medpace Holdings, Inc.	36,040	8,745,827
Medtronic PLC	379,937	26,808,355
Merck & Co., Inc.	662,983	68,088,354
*Merit Medical Systems, Inc.	72,648	4,993,824
Mesa Laboratories, Inc.	9,205	863,705
*Mettler-Toledo International, Inc.	11,559	11,387,927
*Mirati Therapeutics, Inc.	76,379	4,241,326
*Moderna, Inc.	133,623	10,150,003
#*ModivCare, Inc.	22,094	933,251
*Molina Healthcare, Inc.	50,015	16,652,494
*Monte Rosa Therapeutics, Inc.	2,205	7,497
*Morphic Holding, Inc.	28,330	565,184
*Myriad Genetics, Inc.	291,249	4,537,659
*Natera, Inc.	17,766	701,224
National HealthCare Corp.	29,947	2,017,230
National Research Corp.	16,859	712,461
*Nautilus Biotechnology, Inc.	35,821	91,702
*Neogen Corp.	78,087	1,162,715
#*NeoGenomics, Inc.	210,110	2,945,742
*Neurocrine Biosciences, Inc.	41,421	4,595,246
*Nevro Corp.	47,521	685,728
#*NextGen Healthcare, Inc.	22,540	539,157
#*Nurix Therapeutics, Inc.	83,794	468,408
#*Nuvalent, Inc., Class A	36,063	1,878,522
#*Ocuphire Pharma, Inc.	1,858	5,295
*Olema Pharmaceuticals, Inc.	83,361	1,107,868
#*OMNIAB Operations, Inc. - Earnout Shares	182,660	831,103
*Omnicell, Inc.	63,295	2,249,504
#*OPKO Health, Inc.	909,081	1,136,351
*Option Care Health, Inc.	212,326	5,887,800
*OraSure Technologies, Inc.	132,083	681,548
#*Organogenesis Holdings, Inc.	68,251	152,882
Organon & Co.	239,773	3,546,243
#*Orthofix Medical, Inc.	21,575	238,188
#*OrthoPediatrics Corp.	38,866	950,662
*Ovid therapeutics, Inc.	16,727	59,381
*Owens & Minor, Inc.	141,834	2,032,481
#*Pacific Biosciences of California, Inc.	272,054	1,681,294
*Pacira BioSciences, Inc.	102,023	2,883,170
*Paragon 28, Inc.	17,346	149,696
Patterson Cos., Inc.	161,538	4,920,447
*<»PDL BioPharma, Inc.	147,592	275,997
#*PDS Biotechnology Corp.	4,326	18,039
*Pediatrix Medical Group, Inc.	185,769	2,128,913

27

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Pennant Group, Inc. (The)	28,679	$311,741
#*Penumbra, Inc.	13,867	2,650,677
Perrigo Co. PLC	438,532	12,121,024
*PetIQ, Inc.	55,820	1,047,741
Pfizer, Inc.	2,556,443	78,124,898
*PharmaCyte Biotech, Inc.	11,506	24,393
Phibro Animal Health Corp., Class A	38,308	418,323
*Phreesia, Inc.	43,850	598,991
#*Pliant Therapeutics, Inc.	31,941	468,574
*PMV Pharmaceuticals, Inc.	26,771	40,424
Premier, Inc., Class A	173,971	3,343,723
*Prestige Consumer Healthcare, Inc.	86,211	5,117,485
#*Privia Health Group, Inc.	35,955	755,774
*Pro-Dex, Inc.	670	11,738
*Progyny, Inc.	49,239	1,519,516
*Protagonist Therapeutics, Inc.	77,772	1,130,805
*Prothena Corp. PLC	59,836	2,181,621
*Pulmonx Corp.	26,826	235,801
*Puma Biotechnology, Inc.	5,138	12,639
*Pyxis Oncology, Inc.	4,971	8,302
*Quanterix Corp.	83,584	1,815,444
Quest Diagnostics, Inc.	71,906	9,354,971
*QuidelOrtho Corp.	90,925	5,553,699
*R1 RCM, Inc.	383,294	4,519,036
*RadNet, Inc.	92,721	2,499,758
#*RAPT Therapeutics, Inc.	76,300	1,003,345
#*Recursion Pharmaceuticals, Inc., Class A	302,184	1,595,532
*Regeneron Pharmaceuticals, Inc.	49,931	38,940,688
*REGENXBIO, Inc.	118,158	1,523,057
#*Relay Therapeutics, Inc.	144,943	956,624
*Relmada Therapeutics, Inc.	14,428	43,140
#*Reneo Pharmaceuticals, Inc.	3,439	27,822
#*Repligen Corp.	44,980	6,052,509
*Replimune Group, Inc.	185,008	2,695,567
ResMed, Inc.	44,393	6,269,179
*REVOLUTION Medicines, Inc.	128,077	2,535,925
Revvity, Inc.	63,111	5,228,746
*Rocket Pharmaceuticals, Inc.	108,836	1,969,932
#*Sangamo Therapeutics, Inc.	28,589	18,017
*Sarepta Therapeutics, Inc.	25,552	1,719,905
*Scholar Rock Holding Corp.	5,633	66,244
#*Schrodinger, Inc.	80,478	1,746,373
*scPharmaceuticals, Inc.	3,327	17,799
*SCYNEXIS, Inc.	5,217	9,860
#*Seagen, Inc.	28,520	6,069,341
Select Medical Holdings Corp.	190,629	4,332,997
*Semler Scientific, Inc.	509	14,848
*Shattuck Labs, Inc.	13,668	22,142
*Shockwave Medical, Inc.	12,352	2,547,724
*SI-BONE, Inc.	44,281	753,220
#SIGA Technologies, Inc.	105,240	536,724
#Simulations Plus, Inc.	15,449	544,886
*Soleno Therapeutics, Inc.	5,284	126,023
*SomaLogic, Inc.	119,738	267,016
#*Sotera Health Co.	340,459	4,310,211
#*SpringWorks Therapeutics, Inc.	89,281	2,044,535
*STAAR Surgical Co.	25,106	1,049,933
STERIS PLC	45,751	9,606,795

28

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Stryker Corp.	58,544	$15,819,760
*Supernus Pharmaceuticals, Inc.	113,479	2,706,474
#*Surgery Partners, Inc.	214,602	4,963,744
*Surmodics, Inc.	10,887	320,731
*Sutro Biopharma, Inc.	54,707	150,444
*Syndax Pharmaceuticals, Inc.	35,592	501,135
*Tactile Systems Technology, Inc.	56,168	613,355
#*Tandem Diabetes Care, Inc.	58,389	1,010,130
#*Taro Pharmaceutical Industries, Ltd.	38,017	1,291,057
#*Tarsus Pharmaceuticals, Inc.	33,852	482,052
#*Teladoc Health, Inc.	281,828	4,661,435
Teleflex, Inc.	45,975	8,493,881
*Tenet Healthcare Corp.	130,513	7,008,548
*Terns Pharmaceuticals, Inc.	2,835	14,912
#*Theravance Biopharma, Inc.	56,821	536,390
Thermo Fisher Scientific, Inc.	134,278	59,722,826
Tourmaline Bio, Inc.	531	8,756
*Travere Therapeutics, Inc.	25,126	162,816
*Treace Medical Concepts, Inc.	19,898	199,577
*Trevi Therapeutics, Inc.	24,454	43,528
#*Twist Bioscience Corp.	124,388	1,960,355
*UFP Technologies, Inc.	12,186	1,900,041
*Ultragenyx Pharmaceutical, Inc.	38,052	1,347,041
*United Therapeutics Corp.	56,328	12,553,258
UnitedHealth Group, Inc.	327,189	175,229,341
Universal Health Services, Inc., Class B	68,623	8,638,949
US Physical Therapy, Inc.	21,438	1,803,150
Utah Medical Products, Inc.	3,708	294,860
*Vanda Pharmaceuticals, Inc.	127,468	558,310
*Varex Imaging Corp.	85,214	1,538,113
*Veeva Systems, Inc., Class A	49,216	9,484,415
*Ventyx Biosciences, Inc.	30,178	435,167
#*Vera Therapeutics, Inc.	21,337	222,332
*Veracyte, Inc.	110,083	2,280,920
*Veradigm, Inc.	298,636	3,939,009
*Vericel Corp.	28,752	1,011,495
*Vertex Pharmaceuticals, Inc.	46,591	16,871,067
Viatris, Inc.	726,891	6,469,330
*Voyager Therapeutics, Inc.	41,246	270,986
*Waters Corp.	32,478	7,746,977
*Werewolf Therapeutics, Inc.	14,236	35,590
West Pharmaceutical Services, Inc.	34,035	10,833,000
*Xencor, Inc.	216,253	3,751,990
*Xenon Pharmaceuticals, Inc.	72,645	2,251,995
*Xilio Therapeutics, Inc.	8,442	18,150
*XOMA Corp.	2,975	56,079
*Y-mAbs Therapeutics, Inc.	8,958	47,836
*Zentalis Pharmaceuticals, Inc.	130,708	2,138,383
Zimmer Biomet Holdings, Inc.	107,584	11,232,845
*Zimvie, Inc.	48,999	345,933
#Zoetis, Inc.	178,371	28,004,247
*Zymeworks, Inc.	71,249	500,168
*Zynex, Inc.	1	9

TOTAL HEALTH CARE		2,489,446,318

INDUSTRIALS — (13.0%)
#*3D Systems Corp.	25,672	95,757
3M Co.	266,046	24,196,884
A. O. Smith Corp.	156,916	10,946,460

29

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
AAON, Inc.	98,246	$5,352,442
*AAR Corp.	65,524	3,889,505
ABM Industries, Inc.	107,846	4,242,662
ACCO Brands Corp.	228,317	1,155,284
Acme United Corp.	1,355	45,393
#Acuity Brands, Inc.	40,002	6,479,124
*ACV Auctions, Inc., Class A	155,592	2,074,041
Advanced Drainage Systems, Inc.	98,392	10,511,217
AECOM	113,852	8,715,371
*AeroVironment, Inc.	30,172	3,459,522
#*AerSale Corp.	105,933	1,619,716
AGCO Corp.	128,569	14,741,722
*Air Industries Group	1,900	5,719
Air Lease Corp.	170,667	5,910,198
*Air T, Inc.	300	7,005
*Air Transport Services Group, Inc.	130,541	2,554,687
Alamo Group, Inc.	16,749	2,684,865
*Alaska Air Group, Inc.	183,414	5,801,385
Albany International Corp.	44,413	3,624,545
*Alight, Inc., Class A	671,876	4,461,257
Allegiant Travel Co.	37,974	2,529,828
Allegion PLC	124,961	12,291,164
Allient, Inc.	16,933	467,351
Allison Transmission Holdings, Inc.	172,336	8,689,181
Alta Equipment Group, Inc.	31,595	290,358
#*Ameresco, Inc., Class A	36,806	962,477
#*American Airlines Group, Inc.	368,503	4,108,808
#*American Superconductor Corp.	45,024	282,075
*American Woodmark Corp.	33,765	2,270,021
AMETEK, Inc.	162,814	22,919,327
*API Group Corp.	311,820	8,066,783
Apogee Enterprises, Inc.	41,157	1,766,458
Applied Industrial Technologies, Inc.	66,804	10,255,082
ARC Document Solutions, Inc.	4,138	11,504
ArcBest Corp.	43,254	4,709,496
#*Archer Aviation, Inc., Class A	312,102	1,482,484
Arcosa, Inc.	76,164	5,260,647
Argan, Inc.	27,714	1,267,638
Aris Water Solutions, Inc., Class A	1,569	13,101
Armstrong World Industries, Inc.	65,745	4,989,388
#*Array Technologies, Inc.	178,468	3,092,850
*ASGN, Inc.	78,194	6,526,071
Astec Industries, Inc.	41,535	1,663,061
*Astronics Corp.	28,392	435,249
*Astronics Corp., Class B	13,053	189,268
*Asure Software, Inc.	14,459	122,323
*Atkore, Inc.	79,139	9,835,395
Automatic Data Processing, Inc.	174,690	38,120,852
*Avis Budget Group, Inc.	36,670	5,969,876
*Axon Enterprise, Inc.	19,422	3,971,605
*AZEK Co., Inc. (The)	181,041	4,743,274
AZZ, Inc.	50,718	2,397,440
Barnes Group, Inc.	69,715	1,449,375
Barrett Business Services, Inc.	10,242	936,733
*Beacon Roofing Supply, Inc.	110,397	7,856,954
BGSF, Inc.	12,666	117,414
*Blue Bird Corp.	5,196	94,619
*BlueLinx Holdings, Inc.	16,770	1,192,515

30

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Boeing Co. (The)	78,882	$14,736,735
Boise Cascade Co.	68,014	6,376,312
Booz Allen Hamilton Holding Corp.	108,422	13,003,050
#*Bowman Consulting Group, Ltd.	2,367	62,891
Brady Corp., Class A	67,626	3,480,034
*BrightView Holdings, Inc.	7,593	51,177
Brink’s Co. (The)	69,622	4,654,927
Broadridge Financial Solutions, Inc.	69,699	11,893,437
*Broadwind, Inc.	5,183	13,579
*Builders FirstSource, Inc.	231,138	25,083,096
BWX Technologies, Inc.	154,313	11,462,370
*CACI International, Inc., Class A	25,681	8,340,162
#Cadre Holdings, Inc.	13,590	381,200
Carlisle Cos., Inc.	52,076	13,231,991
Carrier Global Corp.	675,133	32,176,839
*Casella Waste Systems, Inc.	63,283	4,774,702
Caterpillar, Inc.	301,383	68,127,627
*CBIZ, Inc.	96,250	5,001,150
*CECO Environmental Corp.	67,497	1,092,101
#*Ceridian HCM Holding, Inc.	135,206	8,654,536
CH Robinson Worldwide, Inc.	173,987	14,237,356
#*Chart Industries, Inc.	11,502	1,336,877
*Cimpress PLC	25,705	1,533,817
Cintas Corp.	44,366	22,498,886
Civeo Corp.	740	14,800
#*Clarivate PLC	1,001,752	6,391,178
*Clean Harbors, Inc.	88,834	13,651,121
Columbus McKinnon Corp.	49,087	1,500,590
Comfort Systems USA, Inc.	48,719	8,859,550
*Commercial Vehicle Group, Inc.	61,448	428,293
CompX International, Inc.	294	5,533
Concentrix Corp.	72,602	5,532,998
*Concrete Pumping Holdings, Inc.	8,181	57,512
*Conduent, Inc.	398,272	1,270,488
*Construction Partners, Inc., Class A	60,720	2,334,684
Copa Holdings SA, Class A	48,955	3,997,176
*Copart, Inc.	262,972	11,444,541
*Core & Main, Inc., Class A	219,630	6,606,470
#Costamare, Inc.	202,382	1,827,509
Covenant Logistics Group, Inc.	20,891	824,881
CRA International, Inc.	11,002	1,068,404
Crane Co.	74,540	7,254,978
CSG Systems International, Inc.	49,558	2,322,288
CSW Industrials, Inc.	19,410	3,440,617
CSX Corp.	1,003,596	29,957,341
Cummins, Inc.	121,091	26,191,983
Curtiss-Wright Corp.	51,399	10,218,635
*Custom Truck One Source, Inc.	3,042	17,552
*Daseke, Inc.	31,311	139,021
Deere & Co.	158,589	57,942,077
Delta Air Lines, Inc.	769,917	24,059,906
Deluxe Corp.	79,470	1,354,964
#*Desktop Metal, Inc., Class A	194,079	168,150
*Distribution Solutions Group, Inc.	8,506	256,456
*DLH Holdings Corp.	694	9,494
Donaldson Co., Inc.	157,417	9,076,664
Douglas Dynamics, Inc.	38,942	945,512
Dover Corp.	90,443	11,753,068

31

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Ducommun, Inc.	27,558	$1,318,375
Dun & Bradstreet Holdings, Inc.	644,429	5,645,198
*DXP Enterprises, Inc.	28,626	933,208
*Dycom Industries, Inc.	50,885	4,334,384
#Eagle Bulk Shipping, Inc.	22,019	898,375
Eastern Co. (The)	4,389	71,321
Eaton Corp. PLC	121,749	25,312,835
EMCOR Group, Inc.	66,700	13,783,555
Emerson Electric Co.	175,940	15,653,382
Encore Wire Corp.	25,825	4,618,285
*Energy Recovery, Inc.	61,070	928,264
Enerpac Tool Group Corp.	109,317	3,093,671
EnerSys	59,064	5,054,697
Eneti, Inc.	61,464	623,860
Ennis, Inc.	42,933	917,049
EnPro Industries, Inc.	30,101	3,343,017
*Enviri Corp.	139,503	800,747
Equifax, Inc.	67,477	11,442,075
Esab Corp.	76,393	4,835,677
ESCO Technologies, Inc.	28,679	2,788,172
Espey Mfg. & Electronics Corp.	1,611	25,712
#EVI Industries, Inc.	1,933	49,736
*ExlService Holdings, Inc.	194,085	5,067,559
Expeditors International of Washington, Inc.	130,278	14,232,871
Exponent, Inc.	69,459	5,090,650
Fastenal Co.	347,927	20,298,061
Federal Signal Corp.	94,361	5,476,712
FedEx Corp.	106,144	25,485,174
Ferguson PLC	202,553	30,423,461
First Advantage Corp.	115,535	1,503,110
Flowserve Corp.	189,703	6,965,894
*Fluor Corp.	187,309	6,235,517
*Forrester Research, Inc.	17,918	415,698
Fortive Corp.	167,767	10,951,830
Fortune Brands Innovations, Inc.	189,821	10,592,012
Forward Air Corp.	48,662	3,134,319
*Franklin Covey Co.	21,000	827,610
Franklin Electric Co., Inc.	58,745	5,094,366
*Frontier Group Holdings, Inc.	42,266	143,282
*FTI Consulting, Inc.	43,847	9,306,964
*Gates Industrial Corp. PLC	344,033	3,756,840
GATX Corp.	52,673	5,508,542
Genco Shipping & Trading, Ltd.	77,271	1,017,659
*Gencor Industries, Inc.	11,809	167,688
#*Generac Holdings, Inc.	69,278	5,824,201
General Dynamics Corp.	68,803	16,602,852
General Electric Co.	194,960	21,178,505
Genpact, Ltd.	215,377	7,223,745
*Gibraltar Industries, Inc.	73,442	4,469,680
Global Industrial Co.	36,848	1,177,294
*GMS, Inc.	65,909	3,854,358
Gorman-Rupp Co. (The)	36,948	1,091,813
Graco, Inc.	128,095	9,523,863
GrafTech International, Ltd.	427,169	1,473,733
*Graham Corp.	12,400	193,316
#Granite Construction, Inc.	77,171	3,123,882
*Great Lakes Dredge & Dock Corp.	118,997	904,377
#Greenbrier Cos., Inc. (The)	59,208	2,048,005

32

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Griffon Corp.	64,505	$2,576,330
*GXO Logistics, Inc.	176,558	8,917,945
H&E Equipment Services, Inc.	64,098	2,610,071
#*Hawaiian Holdings, Inc.	20,642	86,903
#*Hayward Holdings, Inc.	286,660	3,009,930
Healthcare Services Group, Inc.	158,919	1,509,730
Heartland Express, Inc.	110,873	1,292,779
HEICO Corp.	19,954	3,160,913
HEICO Corp., Class A	32,702	4,157,405
Heidrick & Struggles International, Inc.	33,542	816,412
Helios Technologies, Inc.	42,140	2,179,481
Herc Holdings, Inc.	41,470	4,428,581
#*Hertz Global Holdings, Inc.	259,203	2,185,081
Hexcel Corp.	107,721	6,670,084
Hillenbrand, Inc.	101,258	3,850,842
*Hillman Solutions Corp.	315,542	2,069,956
HireQuest, Inc.	400	6,096
*HireRight Holdings Corp.	93,394	860,159
HNI Corp.	68,950	2,391,875
Honeywell International, Inc.	317,854	58,249,924
Howmet Aerospace, Inc.	239,988	10,583,471
*Hub Group, Inc., Class A	61,083	4,199,456
Hubbell, Inc.	36,862	9,956,426
*Hudson Technologies, Inc.	85,272	1,098,303
Huntington Ingalls Industries, Inc.	44,490	9,779,792
Hurco Cos., Inc.	10,033	200,660
*Huron Consulting Group, Inc.	36,011	3,578,053
Hyster-Yale Materials Handling, Inc.	20,410	816,604
*IBEX Holdings, Ltd.	3,448	56,271
ICF International, Inc.	25,392	3,217,928
*Ideal Power, Inc.	542	4,049
IDEX Corp.	34,458	6,595,606
*IES Holdings, Inc.	27,096	1,686,184
Illinois Tool Works, Inc.	133,582	29,938,398
Ingersoll Rand, Inc.	194,796	11,820,221
#*Innodata, Inc.	14,690	110,175
Innovative Solutions and Support, Inc.	12,137	88,479
Insperity, Inc.	46,034	4,872,239
Insteel Industries, Inc.	32,594	909,699
Interface, Inc.	65,915	585,984
ITT, Inc.	91,331	8,525,749
Jacobs Solutions, Inc.	55,936	7,456,269
*Janus International Group, Inc.	258,234	2,417,070
JB Hunt Transport Services, Inc.	97,943	16,833,463
*JELD-WEN Holding, Inc.	143,001	1,620,201
#*JetBlue Airways Corp.	1,181,610	4,442,854
John Bean Technologies Corp.	34,483	3,586,922
Johnson Controls International PLC	367,535	18,016,566
Kadant, Inc.	14,828	3,262,160
Kaman Corp.	54,276	1,010,076
Karat Packaging, Inc.	1,252	25,829
KBR, Inc.	162,572	9,453,562
Kelly Services, Inc., Class A	60,361	1,077,444
Kennametal, Inc.	141,729	3,275,357
Kforce, Inc.	50,864	3,104,739
*Kirby Corp.	88,657	6,622,678
Knight-Swift Transportation Holdings, Inc.	180,767	8,837,699
Korn Ferry	86,779	3,950,180

33

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Kratos Defense & Security Solutions, Inc.	247,941	$4,227,394
*L.B. Foster Co., Class A	13,453	263,948
L3Harris Technologies, Inc.	106,354	19,080,971
Landstar System, Inc.	47,418	7,813,538
*Legalzoom.com, Inc.	24,338	242,650
Leidos Holdings, Inc.	104,116	10,319,978
Lennox International, Inc.	20,501	7,596,441
*Limbach Holdings, Inc.	18,115	539,827
Lincoln Electric Holdings, Inc.	68,638	11,997,922
Lindsay Corp.	16,464	2,056,683
*Liquidity Services, Inc.	29,494	568,349
Lockheed Martin Corp.	111,262	50,584,156
*LS Starrett Co. (The), Class A	1,538	15,488
LSI Industries, Inc.	42,960	639,245
Luxfer Holdings PLC	8,596	71,089
#*Lyft, Inc., Class A	5,815	53,324
*Manitex International, Inc.	21,378	85,726
*Manitowoc Co., Inc. (The)	63,215	809,152
ManpowerGroup, Inc.	71,696	5,016,569
Marten Transport, Ltd.	106,534	1,872,868
Masco Corp.	121,818	6,345,500
*Masonite International Corp.	31,105	2,461,650
*MasTec, Inc.	97,881	5,818,047
*Mastech Digital, Inc.	2,364	20,685
*Masterbrand, Inc.	233,205	2,590,908
*Matrix Service Co.	49,800	580,170
Matson, Inc.	77,069	6,708,856
Matthews International Corp., Class A	56,017	1,985,242
Maximus, Inc.	81,832	6,114,487
*Mayville Engineering Co., Inc.	9,287	112,280
McGrath RentCorp.	36,642	3,686,185
MDU Resources Group, Inc.	302,346	5,626,659
*Mercury Systems, Inc.	84,307	3,033,366
*Mesa Air Group, Inc.	4,750	2,299
*Middleby Corp. (The)	55,655	6,281,780
Miller Industries, Inc.	14,953	543,841
MillerKnoll, Inc.	133,625	3,140,187
*Mistras Group, Inc.	28,605	156,469
*Montrose Environmental Group, Inc.	44,488	1,028,563
Moog, Inc., Class A	36,465	4,231,763
*MRC Global, Inc.	151,829	1,595,723
MSA Safety, Inc.	38,502	6,078,696
MSC Industrial Direct Co., Inc.	67,412	6,387,287
Mueller Industries, Inc.	186,676	7,039,552
Mueller Water Products, Inc., Class A	201,325	2,490,390
*MYR Group, Inc.	30,619	3,546,599
National Presto Industries, Inc.	7,371	550,982
NL Industries, Inc.	42,020	209,260
#Nordson Corp.	34,242	7,279,507
Norfolk Southern Corp.	121,456	23,172,590
Northrop Grumman Corp.	41,042	19,348,430
*Northwest Pipe Co.	15,475	421,848
*NOW, Inc.	283,062	3,119,343
*NV5 Global, Inc.	26,388	2,489,708
nVent Electric PLC	166,369	8,007,340
Old Dominion Freight Line, Inc.	56,485	21,275,640
#Omega Flex, Inc.	4,389	320,704
*OPENLANE, Inc.	435,282	5,845,837

34

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Orion Energy Systems, Inc.	4,750	$4,750
*Orion Group Holdings, Inc.	32,859	157,723
Oshkosh Corp.	99,152	8,698,605
Otis Worldwide Corp.	162,960	12,582,142
Owens Corning	149,285	16,924,440
P&F Industries, Inc., Class A	1,860	23,696
PACCAR, Inc.	360,728	29,770,882
PAM Transportation Services, Inc.	33,220	573,709
Pangaea Logistics Solutions, Ltd.	14,834	85,889
Park Aerospace Corp.	42,366	621,933
Parker-Hannifin Corp.	50,264	18,542,892
Park-Ohio Holdings Corp.	16,477	373,698
*Parsons Corp.	123,572	6,987,997
*Patriot Transportation Holding, Inc.	1,695	13,018
Paychex, Inc.	165,299	18,356,454
Paycom Software, Inc.	25,962	6,359,911
#*Paycor HCM, Inc.	216,023	4,661,776
*Paylocity Holding Corp.	22,935	4,114,539
Pentair PLC	175,749	10,214,532
#*Performant Financial Corp.	10,959	25,534
*Perma-Fix Environmental Services, Inc.	1,447	13,457
*Perma-Pipe International Holdings, Inc.	2,769	18,303
*PGT Innovations, Inc.	110,250	3,300,885
*Pioneer Power Solutions, Inc.	2,578	14,024
Pitney Bowes, Inc.	213,245	688,781
#*Planet Labs PBC	474,065	1,023,980
#*Plug Power, Inc.	31,601	186,130
Powell Industries, Inc.	16,550	1,268,557
Preformed Line Products Co.	8,701	1,177,680
Primoris Services Corp.	121,332	3,647,240
*Proto Labs, Inc.	43,915	1,036,833
*Quad/Graphics, Inc.	71,195	348,144
Quanex Building Products Corp.	61,626	1,654,658
Quanta Services, Inc.	88,156	14,732,631
*Quest Resource Holding Corp.	4,688	33,988
*Radiant Logistics, Inc.	63,353	371,249
#*RBC Bearings, Inc.	21,662	4,762,174
*RCM Technologies, Inc.	14,148	280,413
Regal Rexnord Corp.	106,564	12,618,243
Republic Services, Inc.	149,177	22,151,293
*Resideo Technologies, Inc.	241,174	3,492,200
Resources Connection, Inc.	55,282	744,649
REV Group, Inc.	107,522	1,531,113
Robert Half, Inc.	157,298	11,761,171
#*Rocket Lab USA, Inc.	558,896	2,364,130
Rockwell Automation, Inc.	68,513	18,005,902
Rollins, Inc.	237,093	8,917,068
#RTX Corp.	530,968	43,215,486
Rush Enterprises, Inc., Class A	109,056	3,880,212
Rush Enterprises, Inc., Class B	2,943	119,015
*RXO, Inc.	151,559	2,653,798
Ryder System, Inc.	73,302	7,149,877
*Saia, Inc.	35,814	12,838,961
Schneider National, Inc., Class B	124,934	3,164,578
Science Applications International Corp.	72,598	7,930,606
Sensata Technologies Holding PLC	201,913	6,436,986
*Servotronics, Inc.	231	2,304
*Shoals Technologies Group, Inc., Class A	111,164	1,707,479

35

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Shyft Group, Inc. (The)	40,123	$440,551
*SIFCO Industries, Inc.	436	1,905
Simpson Manufacturing Co., Inc.	53,383	7,109,548
*SiteOne Landscape Supply, Inc.	42,280	5,824,916
*SkyWest, Inc.	77,363	3,262,398
Snap-on, Inc.	39,753	10,253,889
Southwest Airlines Co.	383,768	8,531,163
*SP Plus Corp.	23,809	1,203,069
#*Spirit AeroSystems Holdings, Inc., Class A	47,186	1,066,404
#Spirit Airlines, Inc.	193,770	2,224,480
*SPX Technologies, Inc.	53,371	4,276,085
SS&C Technologies Holdings, Inc.	135,402	6,803,951
Standex International Corp.	19,189	2,754,965
Stanley Black & Decker, Inc.	61,337	5,216,712
*StarTek, Inc.	5,635	24,118
Steelcase, Inc., Class A	172,307	1,879,869
*Stericycle, Inc.	129,072	5,322,929
#*Sterling Check Corp.	129,718	1,450,247
*Sterling Infrastructure, Inc.	49,807	3,628,440
*Sun Country Airlines Holdings, Inc.	133,741	1,741,308
#*Sunrun, Inc.	291,383	2,811,846
#*Symbotic, Inc.	1,000	34,030
*TaskUS, Inc., Class A	33,678	312,532
*Taylor Devices, Inc.	1,041	23,050
Tecnoglass, Inc.	63,981	2,090,899
Tennant Co.	33,906	2,516,503
Terex Corp.	106,206	4,864,235
Tetra Tech, Inc.	46,972	7,088,545
#Textainer Group Holdings, Ltd.	188,542	9,261,183
Textron, Inc.	127,658	9,702,008
*Thermon Group Holdings, Inc.	60,844	1,623,926
Timken Co. (The)	111,460	7,704,115
*Titan International, Inc.	112,288	1,275,592
*Titan Machinery, Inc.	40,273	1,000,381
Toro Co. (The)	161,391	13,046,848
Trane Technologies PLC	86,551	16,471,521
*Transcat, Inc.	12,126	1,091,583
*TransDigm Group, Inc.	9,805	8,119,422
TransUnion	89,948	3,946,918
*Trex Co., Inc.	130,728	7,348,221
#*TriNet Group, Inc.	80,669	8,288,740
Trinity Industries, Inc.	184,813	3,849,655
#*Triumph Group, Inc.	65,437	488,160
*TrueBlue, Inc.	108,018	1,195,759
TTEC Holdings, Inc.	84,411	1,737,178
*Tutor Perini Corp.	87,999	634,473
*Twin Disc, Inc.	9,373	128,785
*Uber Technologies, Inc.	97,802	4,232,871
UFP Industries, Inc.	109,293	10,401,415
U-Haul Holding Co.	217,922	10,288,098
#*U-Haul Holding Co.	21,449	1,053,575
*Ultralife Corp.	14,509	107,657
UniFirst Corp.	18,855	3,100,328
Union Pacific Corp.	395,391	82,087,126
*United Airlines Holdings, Inc.	397,844	13,928,518
United Parcel Service, Inc., Class B	404,400	57,121,500
#United Rentals, Inc.	88,008	35,755,010
Universal Logistics Holdings, Inc.	18,892	422,803

36

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Upwork, Inc.	179,036	$1,870,926
Valmont Industries, Inc.	28,003	5,514,071
*Veralto Corp.	61,700	4,257,300
Verisk Analytics, Inc.	105,522	23,991,482
Veritiv Corp.	2,824	478,414
*Verra Mobility Corp.	277,371	5,483,625
Vertiv Holdings Co.	485,563	19,068,059
*Vestis Corp.	150,272	2,297,659
*Viad Corp.	19,537	473,382
*Vicor Corp.	33,033	1,279,698
*Virco Mfg. Corp.	2,861	17,423
*VirTra, Inc.	2,424	11,466
VSE Corp.	28,310	1,523,078
Wabash National Corp.	91,123	1,885,335
Waste Management, Inc.	184,347	30,293,743
#Watsco, Inc.	32,146	11,215,418
Watsco, Inc., Class B	1,750	618,126
Watts Water Technologies, Inc., Class A	30,661	5,304,660
Werner Enterprises, Inc.	120,353	4,371,221
WESCO International, Inc.	69,562	8,917,848
Westinghouse Air Brake Technologies Corp.	91,566	9,707,827
#*Wheels Up Experience, Inc.	47,217	66,576
*Willdan Group, Inc.	5,563	98,131
*Willis Lease Finance Corp.	4,690	209,549
*WillScot Mobile Mini Holdings Corp.	343,847	13,551,010
Woodward, Inc.	58,419	7,284,849
WW Grainger, Inc.	48,059	35,074,900
#*Xometry, Inc., Class A	10,846	157,809
*XPO, Inc.	162,207	12,296,913
Xylem, Inc.	133,056	12,446,058
Zurn Elkay Water Solutions Corp.	6,178	163,470

TOTAL INDUSTRIALS		2,774,500,434

INFORMATION TECHNOLOGY — (21.4%)
*8x8, Inc.	65,010	154,724
A10 Networks, Inc.	109,967	1,195,341
Accenture PLC, Class A	319,179	94,824,889
*ACI Worldwide, Inc.	178,885	3,643,887
Adeia, Inc.	188,990	1,593,186
*Adobe, Inc.	177,159	94,259,218
ADTRAN Holdings, Inc.	29,908	196,496
Advanced Energy Industries, Inc.	48,098	4,197,031
*Advanced Micro Devices, Inc.	351,662	34,638,707
#*Aehr Test Systems	38,590	909,180
*Agilysys, Inc.	13,178	1,130,541
*Akamai Technologies, Inc.	83,809	8,659,984
*Alarm.com Holdings, Inc.	58,761	3,004,450
*Alithya Group, Inc., Class A	12,595	17,255
*Alkami Technology, Inc.	15,111	271,242
*Allegro MicroSystems, Inc.	95,759	2,485,904
*Alpha & Omega Semiconductor, Ltd.	59,670	1,415,372
*Altair Engineering, Inc., Class A	26,142	1,623,941
*Ambarella, Inc.	57,767	2,598,937
Amdocs, Ltd.	146,482	11,741,997
American Software, Inc., Class A	22,587	247,779
Amkor Technology, Inc.	423,932	8,843,222
Amphenol Corp., Class A	141,228	11,375,915
*AmpliTech Group, Inc.	6,471	11,389
*Amplitude, Inc., Class A	98,795	983,998

37

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Amtech Systems, Inc.	19,325	$138,464
Analog Devices, Inc.	166,458	26,188,837
*ANSYS, Inc.	31,743	8,832,807
*Appfolio, Inc., Class A	1,769	331,811
Apple, Inc.	6,006,779	1,025,777,650
Applied Materials, Inc.	398,405	52,728,902
#*AppLovin Corp., Class A	251,935	9,180,511
*Arista Networks, Inc.	68,756	13,776,640
*Arlo Technologies, Inc.	36,505	309,927
*Arrow Electronics, Inc.	76,495	8,675,298
*Aspen Technology, Inc.	38,638	6,867,904
*AstroNova, Inc.	8,102	110,025
*Atlassian Corp., Class A	10,383	1,875,585
#*Aurora Innovation, Inc.	1,264,580	2,213,015
*Autodesk, Inc.	70,114	13,856,630
#*AvePoint, Inc.	122,395	916,739
*Aviat Networks, Inc.	13,442	358,901
*Avid Technology, Inc.	36,638	989,959
Avnet, Inc.	138,930	6,436,627
*Aware, Inc.	6,547	7,202
*Axcelis Technologies, Inc.	39,602	5,049,255
*AXT, Inc.	61,704	122,791
*Backblaze, Inc., Class A	5,511	28,712
Badger Meter, Inc.	32,373	4,485,279
Bel Fuse, Inc., Class A	1,600	82,832
Bel Fuse, Inc., Class B	21,709	1,176,194
Belden, Inc.	66,204	4,693,864
Benchmark Electronics, Inc.	76,460	1,851,097
#Bentley Systems, Inc., Class B	81,951	3,986,097
#*BILL Holdings, Inc.	94,211	8,600,522
*BK Technologies Corp.	154	1,940
*Blackbaud, Inc.	58,244	3,809,158
*BlackLine, Inc.	7,393	362,996
*Box, Inc., Class A	157,357	3,911,895
*Braze, Inc., Class A	29,795	1,268,671
*Brightcove, Inc.	78,351	241,321
Broadcom, Inc.	218,387	183,744,270
#*C3.ai, Inc., Class A	15,300	373,320
*Cadence Design Systems, Inc.	37,514	8,997,733
*Calix, Inc.	77,557	2,568,688
*CCC Intelligent Solutions Holdings, Inc.	269,718	2,904,863
CDW Corp.	110,801	22,204,520
*Cerence, Inc.	75,313	1,153,042
*CEVA, Inc.	31,784	545,731
*Ciena Corp.	149,736	6,318,859
*Cirrus Logic, Inc.	88,774	5,941,644
Cisco Systems, Inc.	1,683,433	87,757,362
#*Cleanspark, Inc.	265,635	1,089,104
Climb Global Solutions, Inc.	3,335	148,341
#*Cloudflare, Inc., Class A	29,147	1,652,343
*Coda Octopus Group, Inc.	2,126	14,032
Cognex Corp.	130,475	4,695,795
Cognizant Technology Solutions Corp., Class A	351,133	22,637,545
#*Cognyte Software, Ltd.	36,906	154,267
*Coherent Corp.	208,987	6,186,015
*Cohu, Inc.	114,876	3,462,363
*CommVault Systems, Inc.	10,861	709,766
*Computer Task Group, Inc.	20,125	208,898

38

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Comtech Telecommunications Corp.	57,700	$703,940
*Confluent, Inc., Class A	75,285	2,176,489
*Consensus Cloud Solutions, Inc.	18,143	391,707
*CoreCard Corp.	456	9,745
Corning, Inc.	611,968	16,376,264
*Corsair Gaming, Inc.	165,288	2,114,034
*CPI Card Group, Inc.	213	3,525
*CPS Technologies Corp.	3,158	8,242
Crane NXT Co.	85,225	4,431,700
*Credo Technology Group Holding, Ltd.	86,719	1,233,144
Crexendo, Inc.	1,912	3,289
*Crowdstrike Holdings, Inc., Class A	15,328	2,709,531
*CS Disco, Inc.	6,283	35,248
CSP, Inc.	1,997	41,637
CTS Corp.	56,870	2,127,507
*CVD Equipment Corp.	2,668	15,501
*Daktronics, Inc.	89,995	865,752
*Data I/O Corp.	1,148	3,628
*Datadog, Inc., Class A	16,328	1,330,242
Dell Technologies, Inc., Class C	84,498	5,653,761
*Digi International, Inc.	76,631	1,929,569
*Digital Turbine, Inc.	166,518	789,295
#*DigitalOcean Holdings, Inc.	80,206	1,641,015
*Diodes, Inc.	65,074	4,235,016
*DocuSign, Inc.	50,253	1,953,837
Dolby Laboratories, Inc., Class A	46,615	3,773,018
*DoubleVerify Holdings, Inc.	191,972	5,342,581
#*Dropbox, Inc., Class A	158,009	4,155,637
#*DXC Technology Co.	346,729	6,993,524
*Dynatrace, Inc.	75,965	3,396,395
#*E2open Parent Holdings, Inc.	538,850	1,557,277
#*Eastman Kodak Co.	22,387	83,280
#Ebix, Inc.	65,703	400,131
*eGain Corp.	15,638	94,141
*Elastic NV	6,834	512,823
*Electro-Sensors, Inc.	209	805
*Enfusion, Inc., Class A	5,366	44,538
*EngageSmart, Inc.	164,818	3,733,128
#*Enphase Energy, Inc.	73,118	5,818,730
Entegris, Inc.	101,176	8,907,535
*Envestnet, Inc.	74,071	2,740,627
*EPAM Systems, Inc.	26,266	5,714,694
*ePlus, Inc.	56,022	3,501,375
*Everbridge, Inc.	55,945	1,153,026
*EverCommerce, Inc.	3,929	37,640
*Everspin Technologies, Inc.	3,441	33,274
*Extreme Networks, Inc.	120,601	2,486,793
*F5, Inc.	61,439	9,313,538
*Fabrinet	51,676	8,009,780
*Fair Isaac Corp.	13,510	11,427,704
*FARO Technologies, Inc.	7,402	95,264
#*Fastly, Inc., Class A	201,257	2,952,440
*First Solar, Inc.	72,071	10,266,514
*Five9, Inc.	151	8,738
*Flex, Ltd.	525,011	13,503,283
*FormFactor, Inc.	102,100	3,459,148
*Fortinet, Inc.	225,460	12,889,548
*Franklin Wireless Corp.	202	596

39

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Frequency Electronics, Inc.	4,145	$30,632
*Freshworks, Inc., Class A	183,076	3,284,383
*Gartner, Inc.	49,975	16,593,699
Gen Digital, Inc.	699,212	11,648,872
*Genasys, Inc.	14,952	26,615
*Gitlab, Inc., Class A	18,351	794,231
#*GLOBALFOUNDRIES, Inc.	40,949	2,031,889
#*Globant SA	38,600	6,573,194
*GoDaddy, Inc., Class A	88,270	6,464,012
*Grid Dynamics Holdings, Inc.	114,510	1,161,131
*GSI Technology, Inc.	13,940	27,462
*Guidewire Software, Inc.	65,532	5,906,399
Hackett Group, Inc. (The)	41,922	934,441
*Harmonic, Inc.	225,132	2,429,174
*HashiCorp, Inc., Class A	134,931	2,656,791
Hewlett Packard Enterprise Co.	910,130	13,997,799
HP, Inc.	397,106	10,455,801
*HubSpot, Inc.	4,139	1,753,984
*Ichor Holdings, Ltd.	62,843	1,524,571
*Identiv, Inc.	1,600	9,744
Immersion Corp.	44,051	281,486
#*indie Semiconductor, Inc., Class A	196,732	962,019
#*Infinera Corp.	199,161	583,542
#*Informatica, Inc., Class A	84,984	1,629,993
Information Services Group, Inc.	28,801	116,932
#*Insight Enterprises, Inc.	48,739	6,984,299
*Instructure Holdings, Inc.	1,493	36,773
*Intapp, Inc.	40,706	1,392,145
Intel Corp.	1,688,313	61,623,424
#InterDigital, Inc.	60,087	4,521,547
International Business Machines Corp.	514,839	74,466,313
*inTEST Corp.	8,241	106,556
*Intevac, Inc.	42,631	136,846
Intuit, Inc.	39,598	19,599,030
#*IonQ, Inc.	100,660	970,362
IPG Photonics Corp.	69,915	6,005,698
*Issuer Direct Corp.	1,242	21,660
*Iteris, Inc.	21,217	93,779
*Itron, Inc.	76,034	4,355,228
#Jabil, Inc.	260,601	32,001,803
*Jamf Holding Corp.	119,112	1,912,939
*JFrog, Ltd.	130,185	2,927,861
Juniper Networks, Inc.	386,246	10,397,742
*Key Tronic Corp.	5,745	21,888
*Keysight Technologies, Inc.	130,062	15,874,067
*Kimball Electronics, Inc.	48,826	1,279,241
KLA Corp.	61,749	29,003,505
*Knowles Corp.	268,004	3,481,372
Kulicke & Soffa Industries, Inc.	106,239	4,420,605
*KVH Industries, Inc.	41,032	192,030
*Kyndryl Holdings, Inc.	353,728	5,175,041
Lam Research Corp.	66,187	38,932,517
*Lantronix, Inc.	43,222	197,525
*Lattice Semiconductor Corp.	93,265	5,186,467
*LGL Group, Inc. (The)	874	3,977
Littelfuse, Inc.	22,602	4,897,175
*LivePerson, Inc.	70,128	185,138
*LiveRamp Holdings, Inc.	158,030	4,371,110

40

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#*Lumentum Holdings, Inc.	97,830	$3,835,914
*Luna Innovations, Inc.	53,688	304,948
*MACOM Technology Solutions Holdings, Inc.	80,065	5,647,785
*Magnachip Semiconductor Corp.	88,134	651,310
*Manhattan Associates, Inc.	69,086	13,470,388
#*Marathon Digital Holdings, Inc.	52,729	464,542
Marvell Technology, Inc.	288,809	13,637,561
#*Matterport, Inc.	604,857	1,233,908
*MaxLinear, Inc.	114,201	1,735,855
*MeridianLink, Inc.	1,362	22,364
Methode Electronics, Inc.	85,027	1,944,567
Microchip Technology, Inc.	372,463	26,552,887
Micron Technology, Inc.	444,352	29,713,818
Microsoft Corp.	3,125,543	1,056,776,494
*Mirion Technologies, Inc.	279,051	1,933,823
#*Mitek Systems, Inc.	26,335	281,258
MKS Instruments, Inc.	46,693	3,065,862
*Model N, Inc.	31,040	748,064
*MongoDB, Inc.	4,161	1,433,839
Monolithic Power Systems, Inc.	18,955	8,373,182
Motorola Solutions, Inc.	57,832	16,103,899
*M-Tron Industries, Inc.	437	10,532
*N-able, Inc.	200,142	2,593,840
Napco Security Technologies, Inc.	36,980	679,323
*Navitas Semiconductor Corp.	275,326	1,442,708
#*nCino, Inc.	142,461	4,003,154
*NCR Voyix Corp.	215,969	3,302,166
NetApp, Inc.	166,994	12,153,823
*NETGEAR, Inc.	68,060	860,278
*NetScout Systems, Inc.	145,089	3,167,293
Network-1 Technologies, Inc.	4,315	9,709
*nLight, Inc.	75,905	632,289
*Novanta, Inc.	26,196	3,459,444
*Nutanix, Inc., Class A	152,691	5,525,887
NVE Corp.	8,151	554,268
NVIDIA Corp.	425,630	173,571,914
NXP Semiconductors NV	93,971	16,203,420
*Okta, Inc.	143,045	9,642,663
*Olo, Inc., Class A	216,956	1,108,645
#*ON Semiconductor Corp.	374,722	23,472,586
ON24, Inc.	73,560	452,394
#*OneSpan, Inc.	140,223	1,107,762
*Onto Innovation, Inc.	59,931	6,734,446
*Optical Cable Corp.	306	805
Oracle Corp.	695,800	71,945,720
*OSI Systems, Inc.	31,743	3,309,843
#*Palantir Technologies, Inc., Class A	353,922	5,238,046
*Palo Alto Networks, Inc.	22,633	5,500,272
#*PAR Technology Corp.	46,298	1,351,439
PC Connection, Inc.	51,197	2,743,135
PCTEL, Inc.	18,731	128,307
*PDF Solutions, Inc.	50,731	1,345,893
Pegasystems, Inc.	101	4,317
*Perficient, Inc.	73,912	4,300,939
*Photronics, Inc.	121,239	2,225,948
*Plexus Corp.	51,908	5,103,595
Power Integrations, Inc.	63,486	4,401,484
*Powerfleet, Inc.	40,645	75,193

41

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
#*PowerSchool Holdings, Inc.	219,375	$4,369,950
*Procore Technologies, Inc.	55,774	3,407,234
Progress Software Corp.	83,721	4,301,585
*PTC, Inc.	39,671	5,570,602
*Pure Storage, Inc., Class A	121,067	4,093,275
*Q2 Holdings, Inc.	80,266	2,410,388
*Qorvo, Inc.	124,722	10,903,197
QUALCOMM, Inc.	600,754	65,476,178
*Qualys, Inc.	39,612	6,058,655
*Rackspace Technology, Inc.	2,896	3,533
*Rambus, Inc.	87,793	4,769,794
#*Red Violet, Inc.	746	14,763
*RF Industries, Ltd.	1,918	5,677
*Ribbon Communications, Inc.	140,151	263,484
Richardson Electronics, Ltd.	15,945	182,889
#*Riot Platforms, Inc.	318,500	3,114,930
*Rogers Corp.	28,189	3,464,146
Roper Technologies, Inc.	20,116	9,828,074
*Salesforce, Inc.	195,820	39,326,531
*Samsara, Inc., Class A	17,753	409,562
*Sanmina Corp.	91,265	4,642,651
Sapiens International Corp. NV	83,540	2,130,270
*ScanSource, Inc.	52,467	1,594,997
Seagate Technology Holdings PLC	111,086	7,581,620
*SecureWorks Corp., Class A	36,856	216,713
*SEMrush Holdings, Inc., Class A	3,498	28,264
*Semtech Corp.	79,108	1,104,348
#*SentinelOne, Inc., Class A	302,470	4,727,606
*ServiceNow, Inc.	9,966	5,798,717
*Silicon Laboratories, Inc.	42,067	3,877,736
#*SiTime Corp.	27,953	2,789,709
Skyworks Solutions, Inc.	102,559	8,895,968
*SMART Global Holdings, Inc.	95,157	1,303,651
#*SmartRent, Inc.	337,809	814,120
*Smartsheet, Inc., Class A	13,506	534,027
#*Snowflake, Inc., Class A	9,623	1,396,586
*Socket Mobile, Inc.	3,314	3,215
#*SolarEdge Technologies, Inc.	22,747	1,727,635
*SolarWinds Corp.	173,120	1,594,435
*Sono-Tek Corp.	1,792	9,050
*Splunk, Inc.	54,994	8,092,917
*Sprinklr, Inc., Class A	55,211	750,317
*SPS Commerce, Inc.	15,593	2,500,182
#*Stratasys, Ltd.	244,257	2,484,094
*Super Micro Computer, Inc.	67,431	16,147,702
*Synaptics, Inc.	54,972	4,598,958
*Synopsys, Inc.	17,107	8,030,710
Taitron Components, Inc.	3,010	10,234
TD SYNNEX Corp.	132,212	12,121,196
TE Connectivity, Ltd.	162,900	19,197,765
*Teledyne Technologies, Inc.	23,498	8,802,116
*Teradata Corp.	103,885	4,437,967
Teradyne, Inc.	99,042	8,247,227
#*Terawulf, Inc.	40,505	44,961
Texas Instruments, Inc.	427,124	60,655,879
*TransAct Technologies, Inc.	8,063	47,249
*Trimble, Inc.	105,856	4,988,993
*Trio-Tech International	446	3,037

42

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*TTM Technologies, Inc.	245,705	$2,823,150
*Turtle Beach Corp.	29,938	246,988
#*Twilio, Inc., Class A	184,932	9,479,614
*Tyler Technologies, Inc.	12,257	4,570,635
#*UiPath, Inc., Class A	385,232	5,982,653
*Ultra Clean Holdings, Inc.	104,520	2,493,847
*Unisys Corp.	8,700	24,186
#*Unity Software, Inc.	266,029	6,749,156
Universal Display Corp.	46,741	6,505,412
*Varonis Systems, Inc.	87,279	2,936,066
#*Veeco Instruments, Inc.	100,265	2,400,344
*Verint Systems, Inc.	117,023	2,201,203
*VeriSign, Inc.	37,978	7,582,687
*Vertex, Inc., Class A	26,157	633,261
*Viant Technology, Inc., Class A	3,231	17,415
#*Viasat, Inc.	92,868	1,712,486
*Viavi Solutions, Inc.	350,004	2,723,031
Vishay Intertechnology, Inc.	189,305	4,210,143
*Vishay Precision Group, Inc.	25,518	763,499
*VMware, Inc., Class A	27,529	4,009,599
Vontier Corp.	250,836	7,414,712
*Western Digital Corp.	191,666	7,695,390
*WidePoint Corp.	401	682
#*Wolfspeed, Inc.	97,652	3,304,544
*Workday, Inc., Class A	15,673	3,318,131
Xerox Holdings Corp.	276,075	3,544,803
*Xperi, Inc.	26,389	224,043
*Yext, Inc.	131,784	794,658
*Zebra Technologies Corp.	49,013	10,264,793
*Zoom Video Communications, Inc., Class A	110,765	6,643,685
*Zscaler, Inc.	6,174	979,752

TOTAL INFORMATION TECHNOLOGY		4,547,038,331

MATERIALS — (4.2%)
*Advanced Emissions Solutions, Inc.	26,905	45,738
AdvanSix, Inc.	63,134	1,739,342
Air Products and Chemicals, Inc.	63,313	17,882,124
#Albemarle Corp.	76,981	9,759,651
Alcoa Corp.	237,231	6,082,603
Alpha Metallurgical Resources, Inc.	31,731	6,979,551
*Alto Ingredients, Inc.	126,284	525,341
Amcor PLC	1,033,514	9,187,939
American Vanguard Corp.	33,279	311,491
*Ampco-Pittsburgh Corp.	39,892	105,714
AptarGroup, Inc.	72,330	8,843,789
Arch Resources, Inc.	28,289	4,266,830
#Ardagh Metal Packaging SA	46,424	156,449
*Ascent Industries Co.	9,171	76,578
#Ashland, Inc.	79,927	6,124,806
*Aspen Aerogels, Inc.	125,083	965,641
#*ATI, Inc.	199,225	7,524,728
Avery Dennison Corp.	69,990	12,183,159
Avient Corp.	126,033	3,985,163
*Axalta Coating Systems, Ltd.	306,163	8,030,655
Balchem Corp.	39,522	4,594,037
Ball Corp.	223,325	10,753,099
Berry Global Group, Inc.	210,165	11,559,075
Cabot Corp.	88,485	5,882,483
Caledonia Mining Corp. PLC	2,055	22,749

43

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Carpenter Technology Corp.	81,270	$5,097,254
Celanese Corp.	73,758	8,446,029
*Century Aluminum Co.	190,839	1,261,446
CF Industries Holdings, Inc.	183,635	14,650,400
Chase Corp.	2,626	333,660
Chemours Co. (The)	246,073	5,932,820
*Clearwater Paper Corp.	38,744	1,309,935
*Cleveland-Cliffs, Inc.	685,996	11,511,013
*Coeur Mining, Inc.	816,497	2,049,407
Commercial Metals Co.	208,546	8,819,410
Compass Minerals International, Inc.	88,806	2,188,180
*Core Molding Technologies, Inc.	6,699	171,360
Corteva, Inc.	402,564	19,379,431
Crown Holdings, Inc.	182,848	14,737,549
Dow, Inc.	650,540	31,447,104
DuPont de Nemours, Inc.	258,475	18,837,658
Eagle Materials, Inc.	70,097	10,788,629
Eastman Chemical Co.	162,276	12,126,885
Ecolab, Inc.	57,995	9,728,081
*Ecovyst, Inc.	294,245	2,707,054
Element Solutions, Inc.	427,872	7,800,107
*Ferroglobe PLC	189,683	863,058
Flexible Solutions International, Inc.	6,450	12,835
FMC Corp.	122,785	6,532,162
Fortitude Gold Corp.	18,471	108,979
Freeport-McMoRan, Inc.	674,988	22,801,095
Friedman Industries, Inc.	9,326	90,089
FutureFuel Corp.	118,743	777,767
*Gatos Silver, Inc.	26,087	127,044
*Glatfelter Corp.	88,660	153,382
Graphic Packaging Holding Co.	475,162	10,220,735
Greif, Inc., Class A	39,678	2,519,553
Greif, Inc., Class B	14,165	907,410
Hawkins, Inc.	31,091	1,785,556
Haynes International, Inc.	26,163	1,125,663
HB Fuller Co.	78,357	5,183,316
Hecla Mining Co.	876,640	3,567,925
Huntsman Corp.	352,303	8,219,229
*Idaho Strategic Resources, Inc.	656	3,595
*Ingevity Corp.	51,024	2,055,247
Innospec, Inc.	38,844	3,806,712
#International Flavors & Fragrances, Inc.	121,270	8,288,804
International Paper Co.	374,303	12,625,240
#*Intrepid Potash, Inc.	22,559	448,699
Kaiser Aluminum Corp.	12,541	712,329
#*Knife River Corp.	65,263	3,284,034
Koppers Holdings, Inc.	41,166	1,505,441
#Kronos Worldwide, Inc.	112,077	773,331
Linde PLC	170,759	65,257,259
#*Livent Corp.	236,558	3,451,381
Louisiana-Pacific Corp.	141,750	7,268,940
*LSB Industries, Inc.	153,688	1,400,098
LyondellBasell Industries NV, Class A	389,691	35,165,716
Martin Marietta Materials, Inc.	33,139	13,551,863
Materion Corp.	26,644	2,583,935
Mativ Holdings, Inc.	109,872	1,439,323
#Mercer International, Inc.	136,594	1,084,556
Minerals Technologies, Inc.	43,104	2,330,202

44

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Mosaic Co. (The)	322,439	$10,472,819
#*MP Materials Corp.	200,671	3,291,004
Myers Industries, Inc.	44,491	746,114
NewMarket Corp.	14,997	7,230,804
Newmont Corp.	540,839	20,265,237
Northern Technologies International Corp.	14,527	181,442
Nucor Corp.	277,698	41,040,987
*O-I Glass, Inc.	229,315	3,542,917
Olin Corp.	239,630	10,236,994
Olympic Steel, Inc.	23,334	1,184,667
Orion SA	101,441	2,059,252
Packaging Corp. of America	85,415	13,072,766
Pactiv Evergreen, Inc.	415	3,577
#*Piedmont Lithium, Inc.	37,249	1,023,230
PPG Industries, Inc.	164,304	20,171,602
Quaker Chemical Corp.	23,279	3,345,658
#Ramaco Resources, Inc., Class A	85,450	1,006,601
Ramaco Resources, Inc., Class B	3,616	45,236
*Rayonier Advanced Materials, Inc.	222,819	617,209
Reliance Steel & Aluminum Co.	68,230	17,356,347
Royal Gold, Inc.	51,152	5,336,688
RPM International, Inc.	139,822	12,761,554
Ryerson Holding Corp.	74,042	2,150,920
Schnitzer Steel Industries, Inc.	57,627	1,308,709
#Scotts Miracle-Gro Co. (The)	31,833	1,414,659
Sealed Air Corp.	184,235	5,672,596
Sensient Technologies Corp.	63,050	3,557,281
Sherwin-Williams Co. (The)	91,484	21,792,404
Silgan Holdings, Inc.	177,179	7,097,791
*Smith-Midland Corp.	323	6,521
Sonoco Products Co.	166,020	8,601,496
Southern Copper Corp.	43,447	3,080,392
Steel Dynamics, Inc.	242,455	25,823,882
Stepan Co.	32,080	2,399,584
*Summit Materials, Inc., Class A	178,028	5,857,121
SunCoke Energy, Inc.	173,686	1,651,754
#Sylvamo Corp.	70,947	3,142,952
*TimkenSteel Corp.	97,038	1,972,783
Tredegar Corp.	113,548	508,695
TriMas Corp.	88,499	2,142,561
Trinseo PLC	9,587	59,344
Tronox Holdings PLC	250,532	2,678,187
United States Lime & Minerals, Inc.	5,558	1,100,428
#United States Steel Corp.	336,421	11,401,308
*US Gold Corp.	4,751	15,821
Vulcan Materials Co.	71,899	14,127,434
Warrior Met Coal, Inc.	59,560	2,902,359
Westlake Corp.	66,379	7,657,481
Westrock Co.	228,648	8,215,323
Worthington Industries, Inc.	90,717	5,589,982

TOTAL MATERIALS		885,867,123

REAL ESTATE — (0.3%)
*Altisource Portfolio Solutions SA	3,696	13,897
*AMREP Corp.	6,089	101,625
*Anywhere Real Estate, Inc.	263,061	1,228,495
*CBRE Group, Inc., Class A	175,653	12,179,779
*CKX Lands, Inc.	39	497
*Compass, Inc., Class A	446,063	883,205

45

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
*Comstock Holding Cos., Inc.	285	$1,186
*CoStar Group, Inc.	203,453	14,935,485
*Cushman & Wakefield PLC	382,240	2,817,109
#DigitalBridge Group, Inc.	169,977	2,694,135
Douglas Elliman, Inc.	23,717	41,979
#eXp World Holdings, Inc.	1,746	23,169
*Fathom Holdings, Inc.	12,831	35,029
*Forestar Group, Inc.	94,514	2,244,708
*FRP Holdings, Inc.	12,808	688,942
*Howard Hughes Holdings, Inc.	69,028	4,578,627
*Jones Lang LaSalle, Inc.	41,750	5,340,660
*JW Mays, Inc.	362	16,735
Kennedy-Wilson Holdings, Inc.	311,121	4,004,127
Marcus & Millichap, Inc.	92,160	2,644,992
*Maui Land & Pineapple Co., Inc.	1,108	16,221
Newmark Group, Inc., Class A	305,513	1,732,259
#*Opendoor Technologies, Inc.	984,855	1,871,225
*Rafael Holdings, Inc., Class B	16,227	28,884
RE/MAX Holdings, Inc.	14,114	151,867
RMR Group, Inc. (The), Class A	9,180	206,734
St. Joe Co. (The)	77,330	3,606,671
*Stratus Properties, Inc.	14,287	366,747
*Tejon Ranch Co.	53,549	831,081
*Zillow Group, Inc., Class A	52,395	1,861,594
*Zillow Group, Inc., Class C	166,480	6,034,900

TOTAL REAL ESTATE		71,182,564

UTILITIES — (1.8%)
AES Corp. (The)	255,696	3,809,870
ALLETE, Inc.	50,396	2,698,202
Alliant Energy Corp.	78,588	3,834,308
#*Altus Power, Inc.	201,112	1,067,905
Ameren Corp.	83,405	6,314,593
American Electric Power Co., Inc.	144,295	10,900,044
American States Water Co.	30,334	2,367,569
American Water Works Co., Inc.	72,432	8,521,625
Artesian Resources Corp., Class A	6,405	251,716
Atlantica Sustainable Infrastructure PLC	90,706	1,642,686
Atmos Energy Corp.	52,404	5,641,815
#Avangrid, Inc.	26,421	789,195
Avista Corp.	61,357	1,944,403
Black Hills Corp.	88,582	4,282,940
Brookfield Renewable Corp., Class A	130,352	2,966,812
California Water Service Group	47,447	2,309,720
CenterPoint Energy, Inc.	192,062	5,162,627
Chesapeake Utilities Corp.	14,492	1,284,136
Clearway Energy, Inc., Class A	21,872	445,533
Clearway Energy, Inc., Class C	67,875	1,473,566
CMS Energy Corp.	81,536	4,430,666
Consolidated Edison, Inc.	189,571	16,642,438
#Consolidated Water Co., Ltd.	12,731	375,819
Constellation Energy Corp.	128,178	14,473,860
Dominion Energy, Inc.	246,951	9,957,064
DTE Energy Co.	66,468	6,406,186
Duke Energy Corp.	100,339	8,919,134
Edison International	132,125	8,331,802
Entergy Corp.	66,888	6,393,824
Essential Utilities, Inc.	161,414	5,400,912
Evergy, Inc.	82,957	4,076,507

46

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
Eversource Energy	95,173	$5,119,356
Exelon Corp.	324,706	12,644,052
FirstEnergy Corp.	184,620	6,572,472
Genie Energy, Ltd., Class B	37,038	734,834
Global Water Resources, Inc.	770	8,108
IDACORP, Inc.	70,328	6,660,765
MGE Energy, Inc.	42,078	3,014,047
Middlesex Water Co.	18,895	1,200,399
*Montauk Renewables, Inc.	59,114	594,687
National Fuel Gas Co.	89,203	4,544,893
New Jersey Resources Corp.	148,664	6,032,785
NextEra Energy, Inc.	356,644	20,792,345
#NiSource, Inc.	257,620	6,481,719
Northwest Natural Holding Co.	38,912	1,428,459
Northwestern Energy Group, Inc.	61,178	2,937,156
NRG Energy, Inc.	313,105	13,269,390
OGE Energy Corp.	111,684	3,819,593
ONE Gas, Inc.	52,146	3,149,618
#Ormat Technologies, Inc.	87,862	5,407,027
#Otter Tail Corp.	50,131	3,857,079
*PG&E Corp.	998,841	16,281,108
Pinnacle West Capital Corp.	66,570	4,938,163
#PNM Resources, Inc.	79,458	3,357,895
Portland General Electric Co.	145,532	5,824,191
PPL Corp.	262,690	6,454,293
Public Service Enterprise Group, Inc.	216,251	13,331,874
*Pure Cycle Corp.	21,771	208,131
RGC Resources, Inc.	4,261	66,642
Sempra	104,308	7,304,689
SJW Group	23,072	1,441,539
Southern Co. (The)	144,249	9,707,958
Southwest Gas Holdings, Inc.	65,712	3,851,380
Spire, Inc.	44,329	2,466,022
#*Sunnova Energy International, Inc.	65,774	600,517
UGI Corp.	203,052	4,223,482
Unitil Corp.	16,332	745,882
Via Renewables, Inc.	2,779	15,729
Vistra Corp.	570,787	18,676,151
WEC Energy Group, Inc.	158,934	12,935,638
Xcel Energy, Inc.	268,442	15,910,557
York Water Co. (The)	10,266	370,295

TOTAL UTILITIES		390,098,397

TOTAL COMMON STOCKS		20,436,421,167

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., Series A	9,450	204,876

INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	26,110	696,093

TOTAL PREFERRED STOCKS		900,969

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»Resolute Forest Products, Inc.	95,553	102,242

HEALTH CARE — (0.0%)
*»ABIOMED, Inc. 1/2/2026	9,217	143,877
*<»Achillion Pharmaceuticals	174,484	47,110
*»Albireo Pharma, Inc. 3/2/2026	10,648	57,606

47

DIMENSIONAL U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*<»Chinook Therapeutics	96,487	$37,630
*<»Chinook Therapeutics, Inc.	5,844	15,370
*<»Imara, Inc.	11,200	1,344
*<»OmniAb Operations, Inc.	7,938	—
*<»OmniAb Operations, Inc.	7,938	—

TOTAL HEALTH CARE		302,937

INDUSTRIALS — (0.0%)
*»Communications Systems	1,608	3,972

TOTAL RIGHTS/WARRANTS		409,151

TOTAL INVESTMENT SECURITIES — (96.0%) (Cost $14,144,281,084)		20,437,731,287

SECURITIES LENDING COLLATERAL — (4.0%)
@§The DFA Short Term Investment Fund	74,178,355	858,021,384

TOTAL INVESTMENTS — (100.0%) (Cost $15,002,302,468)		$21,295,752,671

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of October 31, 2023
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund
PLC	Public Limited Company
SA	Special Assessment
USD	United States Dollars

48

DIMENSIONAL US MARKETWIDE VALUE ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (8.3%)
AT&T, Inc.	5,343,359	$82,287,729
*Atlanta Braves Holdings, Inc.	3,618	125,834
*Atlanta Braves Holdings, Inc., Class B	762	38,477
ATN International, Inc.	13,384	414,235
Cable One, Inc.	3,077	1,691,950
*Cargurus, Inc.	45,270	780,002
*Cars.com, Inc.	52,608	801,220
Comcast Corp., Class A	4,100,967	169,328,927
#*DISH Network Corp., Class A	195	955
*EchoStar Corp., Class A	243	3,368
Electronic Arts, Inc.	5,796	717,487
Endeavor Group Holdings, Inc., Class A	63	1,434
#Entravision Communications Corp., Class A	101,794	364,422
*EW Scripps Co. (The), Class A	68,070	372,343
Fox Corp., Class A	250,768	7,620,840
Fox Corp., Class B	131,880	3,680,771
#*Frontier Communications Parent, Inc.	161,230	2,889,242
Gray Television, Inc.	91,263	595,035
*Integral Ad Science Holding Corp.	46,505	533,877
Interpublic Group of Cos., Inc. (The)	242,410	6,884,444
John Wiley & Sons, Inc., Class A	30,240	915,365
*Liberty Broadband Corp., Class A	26,977	2,247,724
*Liberty Broadband Corp., Class C	93,059	7,752,745
*Liberty Latin America, Ltd., Class C	171,686	1,176,049
*Liberty Media Corp.-Liberty Formula One	17,043	980,825
*Liberty Media Corp.-Liberty Formula One	107,908	6,980,569
*Liberty Media Corp.-Liberty Live	18,794	587,125
*Liberty Media Corp.-Liberty Live	38,367	1,222,756
*Liberty Media Corp.-Liberty Live	782	24,430
*Liberty Media Corp.-Liberty SiriusXM	3,130	81,349
*Liberty Media Corp.-Liberty SiriusXM	203,241	4,989,567
#*Liberty Media Corp.-Liberty SiriusXM	91,183	2,233,072
*Madison Square Garden Entertainment Corp.	14,918	454,701
*Magnite, Inc.	56,718	376,608
#Marcus Corp. (The)	7,499	116,534
*Match Group, Inc.	42,162	1,458,805
*Meta Platforms, Inc., Class A	387,927	116,870,767
New York Times Co. (The), Class A	76,927	3,100,927
News Corp., Class A	367,010	7,589,767
#News Corp., Class B	114,698	2,459,125
Nexstar Media Group, Inc.	50,464	7,068,997
#Paramount Global, Class A	14,300	198,770
#Paramount Global, Class B	322,720	3,511,194
*Reading International, Inc., Class A	7,200	13,248
#*Roku, Inc.	60,815	3,622,750
Saga Communications, Inc., Class A	8,693	168,644
#Scholastic Corp.	21,506	793,571
Shenandoah Telecommunications Co.	15,267	361,217
Shutterstock, Inc.	415	16,882
#*Sphere Entertainment Co.	14,918	490,951
Spok Holdings, Inc.	9,322	138,991
*Take-Two Interactive Software, Inc.	100,962	13,503,667
TEGNA, Inc.	172,361	2,500,958

1

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
Telephone and Data Systems, Inc.	62,109	$1,129,763
*Thryv Holdings, Inc.	874	15,234
*T-Mobile US, Inc.	423,829	60,972,040
*TripAdvisor, Inc.	26,562	392,055
*United States Cellular Corp.	1,624	68,257
Verizon Communications, Inc.	2,773,616	97,437,130
*Walt Disney Co. (The)	677,077	55,242,712
#*Warner Bros Discovery, Inc.	1,210,508	12,032,449
*Yelp, Inc.	897	37,844
*Ziff Davis, Inc.	35,031	2,117,974
*ZoomInfo Technologies, Inc.	11,543	149,597

TOTAL COMMUNICATION SERVICES		702,736,297

CONSUMER DISCRETIONARY — (6.0%)
*1-800-Flowers.com, Inc., Class A	44,093	331,138
Aaron’s Co., Inc. (The)	19,250	142,643
*Abercrombie & Fitch Co.	37,773	2,297,354
Academy Sports & Outdoors, Inc.	60,976	2,734,164
#Acushnet Holdings Corp.	44,562	2,270,880
*Adient PLC	72,512	2,442,929
ADT, Inc.	97,741	553,214
*Adtalem Global Education, Inc.	38,158	1,976,584
*American Axle & Manufacturing Holdings, Inc.	4,981	33,622
American Eagle Outfitters, Inc.	151,207	2,641,586
*American Outdoor Brands, Inc.	3,872	34,383
#*Aptiv PLC	154,774	13,496,293
Aramark	211,770	5,702,966
*Asbury Automotive Group, Inc.	16,628	3,182,100
Autoliv, Inc.	77,442	7,097,559
#*AutoNation, Inc.	49,648	6,458,212
*Barnes & Noble Education, Inc.	12,088	12,330
Bassett Furniture Industries, Inc.	2,900	44,631
*Beazer Homes USA, Inc.	4,814	116,451
#Big 5 Sporting Goods Corp.	10,801	76,255
*Biglari Holdings, Inc., Class B	8	1,182
*BJ’s Restaurants, Inc.	20,400	524,688
#*Boot Barn Holdings, Inc.	31,722	2,204,679
BorgWarner, Inc.	194,120	7,163,028
Boyd Gaming Corp.	316	17,459
*Bright Horizons Family Solutions, Inc.	11,935	883,906
Brunswick Corp.	64,241	4,462,822
#Buckle, Inc. (The)	18,461	623,428
#Build-A-Bear Workshop, Inc.	17,062	423,138
*Caesars Entertainment, Inc.	150,061	5,985,933
Caleres, Inc.	17,247	441,178
Canterbury Park Holding Corp.	2,755	54,411
*Capri Holdings, Ltd.	109,934	5,626,422
#*CarMax, Inc.	89,370	5,459,613
#*Carnival Corp.	461,967	5,294,142
Carriage Services, Inc.	20,307	438,631
#Carter’s, Inc.	26,979	1,811,910
#*Cavco Industries, Inc.	7,584	1,892,284
Century Communities, Inc.	23,418	1,440,207
*Chegg, Inc.	1,984	14,940
*Chico’s FAS, Inc.	76,606	573,013
*Chuy’s Holdings, Inc.	12,152	409,036
*Citi Trends, Inc.	5,815	140,142
#Columbia Sportswear Co.	49,528	3,655,166
*Conn’s, Inc.	21,180	62,481

2

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
#Cracker Barrel Old Country Store, Inc.	989	$65,630
*Crocs, Inc.	156	13,934
*Culp, Inc.	10,036	54,897
Dana, Inc.	117,682	1,350,989
*Dave & Buster’s Entertainment, Inc.	1,883	65,792
*Delta Apparel, Inc.	7,532	63,043
#Dick’s Sporting Goods, Inc.	38,473	4,114,687
#Dillard’s, Inc., Class A	45,708	14,190,049
*DoorDash, Inc., Class A	49,477	3,708,301
Dorman Products, Inc.	16,542	1,028,582
DR Horton, Inc.	304,876	31,829,054
eBay, Inc.	155,475	6,099,284
*El Pollo Loco Holdings, Inc.	1,406	11,740
#Escalade, Inc.	277	4,720
Ethan Allen Interiors, Inc.	23,817	625,434
*Figs, Inc., Class A	54,844	302,190
*First Watch Restaurant Group, Inc.	14,694	245,537
Flanigan’s Enterprises, Inc.	865	24,566
Flexsteel Industries, Inc.	2,068	39,933
Ford Motor Co.	2,855,551	27,841,622
*Fox Factory Holding Corp.	7,112	579,415
#*GameStop Corp., Class A	695	9,570
#Gap, Inc. (The)	310,815	3,978,432
Garmin, Ltd.	105,600	10,827,168
General Motors Co.	1,162,062	32,770,148
*Genesco, Inc.	6,456	176,959
Gentex Corp.	178,735	5,126,120
*Gentherm, Inc.	26,744	1,075,644
*G-III Apparel Group, Ltd.	22,421	572,857
*Goodyear Tire & Rubber Co. (The)	195,539	2,326,914
Graham Holdings Co., Class B	5,572	3,224,628
*Green Brick Partners, Inc.	3,666	141,874
Group 1 Automotive, Inc.	20,549	5,185,129
#Guess?, Inc.	59,485	1,278,928
Hamilton Beach Brands Holding Co., Class A	10,413	128,288
#Hanesbrands, Inc.	22,818	95,607
#Harley-Davidson, Inc.	115,827	3,109,955
#Hasbro, Inc.	110,486	4,988,443
Haverty Furniture Cos., Inc.	25,955	676,128
#*Helen of Troy, Ltd.	32,283	3,174,065
Hibbett, Inc.	19,777	911,126
*Hilton Grand Vacations, Inc.	87,678	3,152,024
#Hooker Furnishings Corp.	10,357	173,169
*Hovnanian Enterprises, Inc., Class A	1,009	70,105
#Hyatt Hotels Corp., Class A	25,203	2,581,795
International Game Technology PLC	7,100	180,482
*iRobot Corp.	424	13,962
Johnson Outdoors, Inc., Class A	13,433	638,739
KB Home	32,849	1,451,926
#Kohl’s Corp.	82,537	1,861,209
#Krispy Kreme, Inc.	48,802	631,010
Lakeland Industries, Inc.	9,887	144,449
Laureate Education, Inc.	60,760	859,146
La-Z-Boy, Inc.	50,547	1,477,994
LCI Industries	18,235	1,978,315
Lear Corp.	51,389	6,668,237
Leggett & Platt, Inc.	102,266	2,396,092
#Lennar Corp., Class A	252,491	26,935,740

3

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Lennar Corp., Class B	13,436	$1,324,924
#Levi Strauss & Co., Class A	34,986	478,259
*LGI Homes, Inc.	12,080	1,141,681
*Life Time Group Holdings, Inc.	53,270	629,651
Lifetime Brands, Inc.	16,431	87,742
#Lithia Motors, Inc.	31,066	7,524,496
LKQ Corp.	216,534	9,510,173
#*Lucid Group, Inc.	3,327	13,707
*M/I Homes, Inc.	36,242	2,974,381
#Macy’s, Inc.	97,814	1,191,375
*Malibu Boats, Inc., Class A	11,966	521,957
*MarineMax, Inc.	13,876	379,925
Marriott Vacations Worldwide Corp.	21,705	1,950,411
#*Mattel, Inc.	273,302	5,214,602
MDC Holdings, Inc.	39,725	1,507,564
Meritage Homes Corp.	28,040	3,197,121
MGM Resorts International	225,669	7,880,362
#*Mister Car Wash, Inc.	2,458	12,782
*Modine Manufacturing Co.	37,408	1,477,616
*Mohawk Industries, Inc.	73,077	5,873,929
Monarch Casino & Resort, Inc.	1,103	66,390
*Motorcar Parts of America, Inc.	1,700	12,274
Movado Group, Inc.	21,998	612,864
*National Vision Holdings, Inc.	37,345	580,341
Newell Brands, Inc.	79,420	533,702
#Nordstrom, Inc.	111,682	1,561,314
*NVR, Inc.	1	5,413
*ODP Corp. (The)	53,701	2,412,249
*Ollie’s Bargain Outlet Holdings, Inc.	26,912	2,078,683
*OneSpaWorld Holdings, Ltd.	22,085	231,451
Oxford Industries, Inc.	12,070	1,018,708
Patrick Industries, Inc.	17,489	1,314,298
#Penske Automotive Group, Inc.	53,336	7,631,315
Perdoceo Education Corp.	67,618	1,223,210
#*Petco Health & Wellness Co., Inc.	20,156	69,740
Phinia, Inc.	38,531	997,182
*Playa Hotels & Resorts NV	91,931	664,661
Polaris, Inc.	395	34,136
PulteGroup, Inc.	303,492	22,333,976
PVH Corp.	48,671	3,618,689
Ralph Lauren Corp.	33,782	3,801,489
RCI Hospitality Holdings, Inc.	11,060	602,881
#*Rivian Automotive, Inc., Class A	486,678	7,893,917
Rocky Brands, Inc.	8,649	106,210
*Royal Caribbean Cruises, Ltd.	61,998	5,253,091
*Sally Beauty Holdings, Inc.	1,568	13,328
Shoe Carnival, Inc.	32,124	734,997
Signet Jewelers, Ltd.	28,380	1,981,775
*Skechers USA, Inc., Class A	145,226	7,002,798
*Skyline Champion Corp.	38,175	2,238,200
Smith & Wesson Brands, Inc.	64,307	947,242
#Sonic Automotive, Inc., Class A	22,704	1,086,386
#*Sportsman’s Warehouse Holdings, Inc.	21,200	107,908
Standard Motor Products, Inc.	33,542	1,171,622
Steven Madden, Ltd.	60,674	1,989,501
*Stoneridge, Inc.	19,362	315,020
Strategic Education, Inc.	10,886	896,027
*Strattec Security Corp.	5,224	118,846

4

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Stride, Inc.	25,218	$1,386,486
Superior Group of Cos., Inc.	16,152	129,216
Tapestry, Inc.	140,783	3,879,980
*Taylor Morrison Home Corp.	89,609	3,433,817
#Thor Industries, Inc.	43,015	3,782,309
*Tilly’s, Inc., Class A	18,598	150,644
Toll Brothers, Inc.	121,164	8,567,506
*TopBuild Corp.	34,765	7,952,841
#*Topgolf Callaway Brands Corp.	154	1,882
*Tri Pointe Homes, Inc.	70,955	1,778,132
*Under Armour, Inc., Class A	91,223	624,878
*Under Armour, Inc., Class C	46,012	295,857
*Unifi, Inc.	36,048	242,243
*Universal Electronics, Inc.	1,012	7,944
Upbound Group, Inc.	40,844	1,064,395
*Urban Outfitters, Inc.	69,304	2,399,305
Valvoline, Inc.	18,354	544,563
#VF Corp.	151,969	2,238,503
*Vista Outdoor, Inc.	39,383	989,301
#Whirlpool Corp.	52,140	5,451,758
Williams-Sonoma, Inc.	34	5,108
Winnebago Industries, Inc.	27,052	1,567,663
Wolverine World Wide, Inc.	19,597	157,756
*Zumiez, Inc.	5,904	97,003

TOTAL CONSUMER DISCRETIONARY		507,404,491

CONSUMER STAPLES — (4.2%)
Albertsons Cos., Inc., Class A	43,737	949,093
Alico, Inc.	960	23,462
Andersons, Inc. (The)	30,389	1,523,401
Archer-Daniels-Midland Co.	378,317	27,076,148
*BellRing Brands, Inc.	45,197	1,976,465
Bunge, Ltd.	121,429	12,869,045
Cal-Maine Foods, Inc.	31,759	1,439,000
Campbell Soup Co.	87,470	3,534,663
Casey’s General Stores, Inc.	30,896	8,400,931
*Central Garden & Pet Co.	21,267	927,879
*Central Garden & Pet Co., Class A	39,018	1,548,624
*Chefs’ Warehouse, Inc. (The)	16,674	317,306
Coca-Cola Consolidated, Inc.	5	3,182
Conagra Brands, Inc.	288,331	7,888,736
Constellation Brands, Inc., Class A	3,013	705,494
*Coty, Inc., Class A	592,629	5,552,934
*Darling Ingredients, Inc.	167,994	7,440,454
*Dollar Tree, Inc.	148,003	16,441,653
*Duckhorn Portfolio, Inc. (The)	38,887	405,591
Edgewell Personal Care Co.	31,290	1,092,021
Flowers Foods, Inc.	124,672	2,734,057
Fresh Del Monte Produce, Inc.	39,553	988,825
General Mills, Inc.	172,872	11,278,169
*Grocery Outlet Holding Corp.	52,855	1,462,498
*Hain Celestial Group, Inc. (The)	69,694	770,119
#Hormel Foods Corp.	250,522	8,154,491
*Hostess Brands, Inc.	73,411	2,451,927
Ingles Markets, Inc., Class A	12,590	1,009,970
Ingredion, Inc.	65,489	6,128,461
J & J Snack Foods Corp.	97	15,191
#J M Smucker Co. (The)	104,727	11,922,122
John B Sanfilippo & Son, Inc.	6,851	700,583

5

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Kenvue, Inc.	15,668	$291,425
Keurig Dr Pepper, Inc.	426,385	12,932,257
Kraft Heinz Co. (The)	313,333	9,857,456
Kroger Co. (The)	381,463	17,306,976
#Limoneira Co.	5,260	75,165
McCormick & Co., Inc.	68,977	4,407,630
#MGP Ingredients, Inc.	11,995	1,135,447
Molson Coors Beverage Co., Class B	134,208	7,753,196
Mondelez International, Inc., Class A	1,110,502	73,526,338
Natural Grocers by Vitamin Cottage, Inc.	1,000	12,570
*Nature’s Sunshine Products, Inc.	1,029	18,419
Oil-Dri Corp. of America	5,047	289,092
*Performance Food Group Co.	129,433	7,476,050
*Pilgrim’s Pride Corp.	60,465	1,541,858
*Post Holdings, Inc.	71,877	5,770,286
PriceSmart, Inc.	17,918	1,119,696
Reynolds Consumer Products, Inc.	55,384	1,408,415
Seaboard Corp.	1,585	5,558,516
*Seneca Foods Corp., Class A	6,301	344,350
*Seneca Foods Corp., Class B	300	16,230
*Simply Good Foods Co. (The)	61,975	2,311,048
SpartanNash Co.	33,927	763,018
#Spectrum Brands Holdings, Inc.	25,142	1,893,696
#*Sprouts Farmers Market, Inc.	81,487	3,424,084
Target Corp.	5,162	571,898
*TreeHouse Foods, Inc.	28,217	1,176,367
Tyson Foods, Inc., Class A	231,796	10,743,745
*United Natural Foods, Inc.	3,114	45,402
Universal Corp.	21,941	987,345
*US Foods Holding Corp.	208,143	8,105,088
*USANA Health Sciences, Inc.	6,300	286,965
Village Super Market, Inc., Class A	1,900	46,493
Walgreens Boots Alliance, Inc.	329,549	6,946,893
Walmart, Inc.	112,569	18,394,900
Weis Markets, Inc.	12,339	803,269

TOTAL CONSUMER STAPLES		355,074,078

ENERGY — (14.6%)
Adams Resources & Energy, Inc.	5,897	187,760
Antero Midstream Corp.	322,039	3,973,961
*Antero Resources Corp.	80,870	2,380,813
Archrock, Inc.	94,416	1,196,251
Ardmore Shipping Corp.	12,320	163,733
Baker Hughes Co.	644,026	22,167,375
*Bristow Group, Inc.	3,352	87,621
California Resources Corp.	29,913	1,573,125
#*Callon Petroleum Co.	14,897	556,403
ChampionX Corp.	3,813	117,440
#Chesapeake Energy Corp.	103,304	8,892,408
Chevron Corp.	1,431,018	208,542,253
Chord Energy Corp.	370	61,168
Civitas Resources, Inc.	43,006	3,243,943
*CNX Resources Corp.	149,810	3,253,873
#Comstock Resources, Inc.	54,507	686,788
ConocoPhillips	1,182,197	140,445,004
CONSOL Energy, Inc.	9,214	846,674
Coterra Energy, Inc.	624,830	17,182,825
Delek US Holdings, Inc.	52,278	1,377,525
*Denbury, Inc.	12,951	1,151,214

6

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Devon Energy Corp.	113,826	$5,300,877
DHT Holdings, Inc.	83,202	925,206
Diamondback Energy, Inc.	151,186	24,238,140
Dorian LPG, Ltd.	17,196	549,756
*Dril-Quip, Inc.	18,041	390,768
DT Midstream, Inc.	60,878	3,285,586
#EnLink Midstream LLC	8,458	103,949
EOG Resources, Inc.	320,860	40,508,575
#EQT Corp.	239,411	10,146,238
#Equitrans Midstream Corp.	9,419	83,547
Evolution Petroleum Corp.	17,727	113,985
*Expro Group Holdings NV	41,329	650,932
#Exxon Mobil Corp.	3,154,339	333,886,783
*Green Plains, Inc.	20,070	589,657
*Gulfport Energy Corp.	2,095	258,963
Halliburton Co.	438,444	17,248,387
*Helix Energy Solutions Group, Inc.	57,377	562,295
Helmerich & Payne, Inc.	68,763	2,720,952
HF Sinclair Corp.	133,950	7,418,151
#International Seaways, Inc.	19,264	926,406
Kinder Morgan, Inc.	945,230	15,312,726
*Kosmos Energy, Ltd.	94,569	684,680
#Liberty Energy, Inc.	70,708	1,392,948
#Magnolia Oil & Gas Corp., Class A	53,863	1,209,224
Marathon Oil Corp.	477,806	13,048,882
Marathon Petroleum Corp.	545,901	82,567,526
Matador Resources Co.	65,694	4,052,663
Murphy Oil Corp.	103,897	4,661,858
*Nabors Industries, Ltd.	1,168	114,044
NACCO Industries, Inc., Class A	6,832	236,046
*Natural Gas Services Group, Inc.	10,028	147,211
*Newpark Resources, Inc.	33,121	229,197
Noble Corp. PLC	2,609	121,814
Nordic American Tankers, Ltd.	8,999	41,305
#Northern Oil and Gas, Inc.	23,987	919,662
NOV, Inc.	159,988	3,193,360
Occidental Petroleum Corp.	464,400	28,704,564
*Oceaneering International, Inc.	14,625	321,604
Ovintiv, Inc.	170,442	8,181,216
*Par Pacific Holdings, Inc.	28,964	950,598
Patterson-UTI Energy, Inc.	87,686	1,113,612
PBF Energy, Inc., Class A	87,628	4,164,959
#Peabody Energy Corp.	110,603	2,609,125
#Permian Resources Corp.	30,907	450,315
Phillips 66	577,475	65,872,573
Pioneer Natural Resources Co.	147,374	35,222,386
*ProPetro Holding Corp.	23,542	246,720
#Range Resources Corp.	145,037	5,198,126
*REX American Resources Corp.	12,150	461,821
#RPC, Inc.	41,470	345,030
Scorpio Tankers, Inc.	28,426	1,596,120
#*SEACOR Marine Holdings, Inc.	12,678	175,717
*Seadrill, Ltd.	491	19,404
Select Water Solutions, Inc.	8,106	60,309
SFL Corp., Ltd.	85,466	928,161
*SilverBow Resources, Inc.	538	18,346
#Sitio Royalties Corp., Class A	945	23,360
SM Energy Co.	41,304	1,665,377

7

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*Southwestern Energy Co.	212,688	$1,516,465
*Talos Energy, Inc.	21,003	325,547
TechnipFMC PLC	228,650	4,920,548
Teekay Tankers, Ltd., Class A	3,904	194,029
*Tidewater, Inc.	1,892	129,318
#*Transocean, Ltd.	76,068	503,570
*US Silica Holdings, Inc.	25,512	307,930
Valero Energy Corp.	475,593	60,400,311
*Vital Energy, Inc.	1,779	89,021
#Vitesse Energy, Inc.	2,217	52,521
Williams Cos., Inc. (The)	350,122	12,044,197
World Kinect Corp.	49,040	907,240

TOTAL ENERGY		1,235,650,596

FINANCIALS — (21.6%)
1st Source Corp.	40,223	1,834,973
Affiliated Managers Group, Inc.	28,301	3,474,231
#*Affirm Holdings, Inc.	39,440	694,538
Aflac, Inc.	359,884	28,110,539
Allstate Corp. (The)	103,316	13,237,879
Ally Financial, Inc.	188,608	4,562,428
#A-Mark Precious Metals, Inc.	6,947	188,125
*Ambac Financial Group, Inc.	7,672	93,061
American Equity Investment Life Holding Co.	51,432	2,723,839
American Financial Group, Inc.	11,540	1,262,014
American International Group, Inc.	500,843	30,706,684
Ameris BanCorp	31,117	1,160,664
AmeriServ Financial, Inc.	30,968	78,968
*Arch Capital Group, Ltd.	203,227	17,615,716
*AssetMark Financial Holdings, Inc.	6,653	159,073
Associated Banc-Corp.	73,884	1,197,660
Assurant, Inc.	49,804	7,415,816
Assured Guaranty, Ltd.	93,132	5,811,437
#Atlantic Union Bankshares Corp.	64,929	1,870,604
*Atlanticus Holdings Corp.	1,664	48,689
*Avantax, Inc.	7,376	190,375
Axis Capital Holdings, Ltd.	58,648	3,348,801
*Axos Financial, Inc.	34,061	1,227,218
#Banc of California, Inc.	5,963	66,845
BancFirst Corp.	10,209	828,052
*BanCorp, Inc. (The)	2,311	82,387
Bank of America Corp.	4,560,556	120,125,045
#Bank of Hawaii Corp.	754	37,240
Bank of New York Mellon Corp. (The)	542,325	23,048,812
Bank of NT Butterfield & Son, Ltd. (The)	32,718	826,457
#Bank OZK	90,273	3,232,676
BankFinancial Corp.	16,687	140,171
BankUnited, Inc.	45,401	990,196
Banner Corp.	31,151	1,314,884
Bar Harbor Bankshares	2,733	68,380
BCB BanCorp, Inc.	1,059	10,887
*Berkshire Hathaway, Inc., Class B	660,731	225,527,312
Berkshire Hills BanCorp, Inc.	21,664	424,831
*Block, Inc.	181,499	7,305,335
BOK Financial Corp.	40,717	2,667,778
#Bread Financial Holdings, Inc.	26,891	726,864
*Brighthouse Financial, Inc.	20,842	944,143
Byline BanCorp, Inc.	1,755	33,292
Cadence Bank	129,344	2,739,506

8

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Capital City Bank Group, Inc.	14,283	$408,065
Capital One Financial Corp.	339,173	34,354,833
Capitol Federal Financial, Inc.	113,965	592,618
#Carlyle Group, Inc. (The)	274,404	7,557,086
Cathay General BanCorp	59,951	2,032,938
*CCUR Holdings, Inc.	3	9,150
Chemung Financial Corp.	300	12,384
Chubb, Ltd.	185,806	39,877,684
Cincinnati Financial Corp.	75,500	7,525,085
Citigroup, Inc.	1,270,721	50,180,772
Citizens Community BanCorp, Inc.	10,355	91,331
Citizens Financial Group, Inc.	201,871	4,729,838
City Holding Co.	2,910	264,170
CME Group, Inc.	26,882	5,738,232
CNA Financial Corp.	51,174	2,067,430
CNO Financial Group, Inc.	197,715	4,583,034
Codorus Valley BanCorp, Inc.	165	3,237
#*Coinbase Global, Inc., Class A	33,394	2,575,345
Columbia Banking System, Inc.	71,305	1,402,569
#*Columbia Financial, Inc.	7,770	125,097
Comerica, Inc.	105,494	4,156,464
Commerce Bancshares, Inc.	3,258	142,896
Community Bank System, Inc.	8,979	358,711
Community Trust BanCorp, Inc.	17,185	645,469
Community West Bancshares	400	5,044
ConnectOne BanCorp, Inc.	36,000	586,440
*Consumer Portfolio Services, Inc.	26,500	245,125
Cullen/Frost Bankers, Inc.	26,449	2,406,595
*Customers BanCorp, Inc.	10,528	423,331
#CVB Financial Corp.	27,787	434,033
Dime Community Bancshares, Inc.	8,895	163,579
Discover Financial Services	204,259	16,765,579
Donegal Group, Inc., Class A	12,386	174,890
Eagle BanCorp Montana, Inc.	1,000	11,690
East West Bancorp, Inc.	109,463	5,869,406
Eastern Bankshares, Inc.	5,423	59,707
Employers Holdings, Inc.	20,367	773,946
Enact Holdings, Inc.	15,248	420,235
*Encore Capital Group, Inc.	11,375	428,610
*Enova International, Inc.	21,710	865,795
*Enstar Group, Ltd.	2,133	505,457
Enterprise Financial Services Corp.	17,428	605,972
Equitable Holdings, Inc.	2,091	55,558
Equity Bancshares, Inc., Class A	2,393	57,911
ESSA Bancorp, Inc.	8,217	136,813
Essent Group, Ltd.	73,493	3,471,809
Evans BanCorp, Inc.	1,681	41,554
Everest Group, Ltd.	34,035	13,464,927
#*EZCORP, Inc., Class A	86,822	711,940
#F&G Annuities & Life, Inc.	1,823	55,948
FB Financial Corp.	26,865	789,025
Federal Agricultural Mortgage Corp., Class A	177	21,413
Federal Agricultural Mortgage Corp., Class C	7,773	1,154,757
Fidelity National Financial, Inc.	186,314	7,283,014
Fidelity National Information Services, Inc.	395,487	19,422,367
Fifth Third Bancorp	450,699	10,686,073
Financial Institutions, Inc.	15,396	243,873
First American Financial Corp.	71,624	3,684,339

9

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#First BanCorp	152,160	$2,031,336
First Bancorp/Southern Pines NC	23,730	688,645
First Bancshares, Inc. (The)	234	5,667
#First Busey Corp.	28,696	569,903
First Business Financial Services, Inc.	964	29,595
First Citizens BancShares, Inc., Class A	12,324	17,016,240
First Commonwealth Financial Corp.	89,405	1,088,953
First Financial BanCorp	77,878	1,440,743
First Financial Corp.	1,147	39,468
First Financial Northwest, Inc.	25,257	273,786
#First Hawaiian, Inc.	90,589	1,624,261
First Horizon Corp.	81,290	873,867
First Internet BanCorp	5,329	87,236
First Interstate BancSystem, Inc., Class A	38,315	883,927
First Merchants Corp.	40,115	1,095,541
First United Corp.	1,266	20,737
FirstCash Holdings, Inc.	7,091	772,352
*Fiserv, Inc.	235,036	26,735,345
FNB Corp.	265,857	2,842,011
#Franklin Resources, Inc.	231,431	5,274,312
Fulton Financial Corp.	136,354	1,771,238
*Genworth Financial, Inc.	334,515	2,003,745
German American BanCorp, Inc.	4,918	134,409
#Glacier BanCorp, Inc.	15,004	452,971
Global Payments, Inc.	126,482	13,434,918
Globe Life, Inc.	28,915	3,364,549
#Goldman Sachs Group, Inc. (The)	207,114	62,881,882
Great Southern BanCorp, Inc.	1,616	80,348
*Green Dot Corp., Class A	43,083	481,668
Hancock Whitney Corp.	53,619	1,846,102
Hanover Insurance Group, Inc. (The)	20,102	2,356,155
Hartford Financial Services Group, Inc. (The)	268,104	19,692,239
Heartland Financial USA, Inc.	39,320	1,077,368
Heritage Financial Corp.	1,309	21,297
Hilltop Holdings, Inc.	26,171	722,843
HMN Financial, Inc.	3,456	62,899
Home BanCorp, Inc.	719	24,640
Home BancShares, Inc.	160,046	3,272,941
Hope BanCorp, Inc.	26,780	234,593
Horace Mann Educators Corp.	35,606	1,129,778
Huntington Bancshares, Inc.	1,089,813	10,516,695
Independent Bank Corp.	6,856	334,573
Independent Bank Group, Inc.	37,344	1,320,110
Intercontinental Exchange, Inc.	78,808	8,467,132
International Bancshares Corp.	33,698	1,476,983
Invesco, Ltd.	238,041	3,087,392
Investors Title Co.	1,069	153,733
#Jackson Financial, Inc., Class A	33,834	1,242,046
James River Group Holdings, Ltd.	856	11,770
Janus Henderson Group PLC	131,999	3,045,217
Jefferies Financial Group, Inc.	86,488	2,783,184
#JPMorgan Chase & Co.	2,052,331	285,397,149
Kemper Corp.	35,146	1,401,622
KeyCorp	635,682	6,496,670
Lakeland BanCorp, Inc.	50,952	574,739
Lakeland Financial Corp.	1,148	56,539
Landmark BanCorp, Inc.	3,048	50,871
Live Oak Bancshares, Inc.	20,905	603,109

10

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Loews Corp.	190,635	$12,202,546
M&T Bank Corp.	91,172	10,279,643
*Markel Group, Inc.	6,599	9,703,961
Mercantile Bank Corp.	4,422	145,661
Merchants BanCorp	14,740	440,579
Meridian Corp.	1,022	10,220
MetLife, Inc.	473,407	28,409,154
MGIC Investment Corp.	291,307	4,905,610
Middlefield Banc Corp.	452	11,526
MidWestOne Financial Group, Inc.	12,246	243,940
Morgan Stanley	912,191	64,601,367
MVB Financial Corp.	716	14,069
National Bank Holdings Corp., Class A	12,929	403,126
National Western Life Group, Inc., Class A	1,005	481,294
Navient Corp.	83,715	1,331,906
NBT BanCorp, Inc.	21,334	714,049
*NCR Atleos Corp.	55,162	1,216,874
Nelnet, Inc., Class A	16,900	1,433,289
New York Community BanCorp, Inc.	584,029	5,536,595
Nicolet Bankshares, Inc.	3,384	246,423
*NMI Holdings, Inc., Class A	32,246	881,928
Northern Trust Corp.	128,413	8,463,701
Northfield BanCorp, Inc.	40,100	344,860
Northrim BanCorp, Inc.	5,734	239,165
Northwest Bancshares, Inc.	66,396	691,846
OceanFirst Financial Corp.	23,224	294,016
OFG BanCorp	38,633	1,144,309
Old National Bancorp	190,327	2,607,480
Old Republic International Corp.	208,392	5,705,773
OneMain Holdings, Inc.	96,121	3,453,628
Oppenheimer Holdings, Inc., Class A	3,097	108,612
Origin BanCorp, Inc.	8,091	239,413
Pacific Premier BanCorp, Inc.	46,911	891,309
#PacWest BanCorp	66,102	468,002
Park National Corp.	1,886	191,222
Parke BanCorp, Inc.	660	11,114
Pathward Financial, Inc.	14,185	642,439
*Paysafe, Ltd.	11,645	113,189
PennyMac Financial Services, Inc.	27,273	1,832,746
Peoples BanCorp of North Carolina, Inc.	275	6,187
Peoples BanCorp, Inc.	21,145	583,179
Pinnacle Financial Partners, Inc.	48,488	3,023,712
Piper Sandler Cos.	36	5,035
PNC Financial Services Group, Inc. (The)	196,872	22,535,938
Popular, Inc.	61,434	3,995,667
*PRA Group, Inc.	6,065	74,660
Preferred Bank	263	15,667
Premier Financial Corp.	21,760	377,536
Primis Financial Corp.	193	1,806
Principal Financial Group, Inc.	158,924	10,755,976
ProAssurance Corp.	13,481	229,177
*PROG Holdings, Inc.	8,747	239,580
Prosperity Bancshares, Inc.	38,177	2,082,174
Provident Financial Holdings, Inc.	4,144	49,521
Provident Financial Services, Inc.	39,264	551,659
Prudential Financial, Inc.	196,097	17,931,110
QCR Holdings, Inc.	1,348	63,963
Radian Group, Inc.	164,851	4,177,324

11

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Raymond James Financial, Inc.	83,856	$8,003,217
Regions Financial Corp.	1,256,328	18,254,446
Reinsurance Group of America, Inc.	66,264	9,904,480
RenaissanceRe Holdings, Ltd.	20,064	4,405,854
Renasant Corp.	44,538	1,086,282
Riverview BanCorp, Inc.	1,682	8,999
#*Robinhood Markets, Inc., Class A	297,875	2,722,577
S&T BanCorp, Inc.	19,879	512,083
Safety Insurance Group, Inc.	19,561	1,470,400
Sandy Spring BanCorp, Inc.	14,840	303,478
SB Financial Group, Inc.	1,184	16,540
Seacoast Banking Corp. of Florida	34,458	696,396
Selective Insurance Group, Inc.	11,305	1,176,964
ServisFirst Bancshares, Inc.	8,730	411,707
Shore Bancshares, Inc.	25,218	258,737
Simmons First National Corp., Class A	113,263	1,609,467
*SiriusPoint, Ltd.	17,930	176,611
SLM Corp.	152,909	1,987,817
#*SoFi Technologies, Inc.	196,839	1,486,134
Southside Bancshares, Inc.	8,277	220,996
SouthState Corp.	48,491	3,205,255
State Street Corp.	199,885	12,918,568
Stellar Bancorp, Inc.	515	11,196
Stewart Information Services Corp.	23,799	1,039,302
Stifel Financial Corp.	108,388	6,178,116
Stock Yards Bancorp, Inc.	5,984	234,034
*StoneX Group, Inc.	4,844	461,730
Synchrony Financial	530,649	14,884,704
Synovus Financial Corp.	121,161	3,158,667
T Rowe Price Group, Inc.	552	49,956
*Texas Capital Bancshares, Inc.	37,549	2,067,448
Timberland BanCorp, Inc.	3,971	111,942
Tiptree, Inc.	37,071	560,143
Tompkins Financial Corp.	1,504	75,320
Towne Bank/Portsmouth VA	40,113	960,305
Travelers Cos., Inc. (The)	124,192	20,794,708
TriCo Bancshares	11,696	378,366
*Triumph Financial, Inc.	13,803	859,237
Truist Financial Corp.	668,565	18,960,503
Trustmark Corp.	47,539	956,009
UMB Financial Corp.	17,470	1,095,718
United Bankshares, Inc.	87,790	2,496,748
United Community Banks, Inc.	44,564	984,419
United Fire Group, Inc.	448	9,023
United Security Bancshares/Fresno CA	8,637	67,109
Unity BanCorp, Inc.	3,592	86,424
Univest Financial Corp.	25,156	419,099
Unum Group	359,126	17,561,261
US BanCorp	770,696	24,569,788
#Valley National BanCorp	304,089	2,365,812
Veritex Holdings, Inc.	19,156	329,866
Victory Capital Holdings, Inc., Class A	17,351	511,160
Virtu Financial, Inc., Class A	42,897	793,166
Virtus Investment Partners, Inc.	3,365	619,934
Voya Financial, Inc.	51,445	3,434,983
W. R. Berkley Corp.	81,187	5,473,628
WaFd, Inc.	89,765	2,215,400
Walker & Dunlop, Inc.	12,238	793,022

12

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Waterstone Financial, Inc.	31,426	$339,401
Webster Financial Corp.	116,367	4,418,455
Wells Fargo & Co.	1,808,468	71,922,772
WesBanco, Inc.	47,898	1,168,232
Westamerica BanCorp	9,249	436,923
Western Alliance Bancorp	46,993	1,931,412
Western New England Bancorp, Inc.	13,698	98,215
White Mountains Insurance Group, Ltd.	437	625,238
Willis Towers Watson PLC	28,481	6,718,383
Wintrust Financial Corp.	46,367	3,463,151
WisdomTree, Inc.	262	1,624
*World Acceptance Corp.	771	76,036
WSFS Financial Corp.	43,589	1,543,051
Zions BanCorp NA	106,438	3,283,612

TOTAL FINANCIALS		1,824,863,874

HEALTH CARE — (13.3%)
Abbott Laboratories	129,726	12,265,593
*Acadia Healthcare Co., Inc.	68,778	5,055,871
*AdaptHealth Corp.	31,040	227,523
*Addus HomeCare Corp.	6,272	494,861
*Align Technology, Inc.	161	29,719
*Amedisys, Inc.	3,553	325,064
*AMN Healthcare Services, Inc.	26,999	2,048,144
*Amphastar Pharmaceuticals, Inc.	26,303	1,190,737
*ANI Pharmaceuticals, Inc.	4,587	283,201
*Anika Therapeutics, Inc.	8,298	161,811
*Apollo Medical Holdings, Inc.	224	6,991
*Arcturus Therapeutics Holdings, Inc.	7,337	140,137
*Arcus Biosciences, Inc.	14,102	221,542
*Artivion, Inc.	8,392	106,914
*Avanos Medical, Inc.	43,459	797,907
*Avantor, Inc.	447,428	7,798,670
*Azenta, Inc.	36,644	1,665,470
Baxter International, Inc.	206,900	6,709,767
Becton Dickinson & Co.	97,594	24,669,811
#*Biogen, Inc.	109,540	26,020,132
*BioMarin Pharmaceutical, Inc.	64,668	5,267,209
*Bio-Rad Laboratories, Inc., Class A	12,734	3,505,415
*Boston Scientific Corp.	358,675	18,360,573
Bristol-Myers Squibb Co.	885,302	45,619,612
*Brookdale Senior Living, Inc.	3,557	13,908
*Catalent, Inc.	62,895	2,162,959
*Catalyst Pharmaceuticals, Inc.	9,299	115,401
#*Centene Corp.	216,043	14,902,646
*Certara, Inc.	3,726	45,420
#*Charles River Laboratories International, Inc.	40,534	6,824,304
Cigna Group (The)	292,870	90,555,404
*Collegium Pharmaceutical, Inc.	10,848	236,052
Cooper Cos, Inc. (The)	25,540	7,962,095
*Cross Country Healthcare, Inc.	33,951	786,305
*Cumberland Pharmaceuticals, Inc.	23,319	44,073
CVS Health Corp.	1,309,023	90,335,677
Danaher Corp.	380,283	73,021,942
DENTSPLY SIRONA, Inc.	122,166	3,715,068
*Dynavax Technologies Corp.	57,705	819,988
*Elanco Animal Health, Inc.	193,754	1,706,973
Elevance Health, Inc.	231,018	103,978,892
Encompass Health Corp.	5,970	373,483

13

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Enovis Corp.	37,140	$1,704,726
#Ensign Group, Inc. (The)	13,991	1,351,531
*Envista Holdings Corp.	159,891	3,720,664
*Exact Sciences Corp.	74,438	4,584,636
*Exelixis, Inc.	174,844	3,600,038
*Fortrea Holdings, Inc.	54,367	1,544,023
GE HealthCare Technologies, Inc.	107,515	7,157,274
Gilead Sciences, Inc.	189,213	14,860,789
#*Globus Medical, Inc.	29,809	1,362,569
*GoodRx Holdings, Inc., Class A	18,887	93,113
*Harmony Biosciences Holdings, Inc.	27,382	644,572
*Harvard Bioscience, Inc.	16,180	71,030
*HealthEquity, Inc.	43,628	3,127,255
HealthStream, Inc.	932	23,673
*Henry Schein, Inc.	88,612	5,758,008
*Hologic, Inc.	127,928	8,464,996
Humana, Inc.	83,063	43,499,262
*ICU Medical, Inc.	4,197	411,558
*Illumina, Inc.	20,041	2,192,886
*Incyte Corp.	112,803	6,083,466
*Innoviva, Inc.	24,744	307,073
*Integer Holdings Corp.	39,108	3,174,396
*Integra LifeSciences Holdings Corp.	56,943	2,047,670
*Ironwood Pharmaceuticals, Inc.	3,344	29,996
*Jazz Pharmaceuticals PLC	38,548	4,896,367
*Kewaunee Scientific Corp.	1,631	29,032
Laboratory Corp. of America Holdings	54,367	10,858,721
*Ligand Pharmaceuticals, Inc.	8,796	459,943
*LivaNova PLC	1,358	66,610
Medtronic PLC	832,140	58,715,798
*Merit Medical Systems, Inc.	28,348	1,948,642
Mesa Laboratories, Inc.	361	33,873
*Moderna, Inc.	132,310	10,050,268
National HealthCare Corp.	6,880	463,437
#*NextGen Healthcare, Inc.	18,707	447,471
*Omnicell, Inc.	24,286	863,124
*Option Care Health, Inc.	62,797	1,741,361
*Owens & Minor, Inc.	37,240	533,649
*Pacira BioSciences, Inc.	37,051	1,047,061
Patterson Cos., Inc.	70,542	2,148,709
*Pediatrix Medical Group, Inc.	53,605	614,313
Perrigo Co. PLC	107,966	2,984,180
Pfizer, Inc.	4,322,143	132,084,690
Premier, Inc., Class A	96,998	1,864,302
*Prestige Consumer Healthcare, Inc.	73,227	4,346,755
Quest Diagnostics, Inc.	85,219	11,086,992
*QuidelOrtho Corp.	1,844	112,632
*R1 RCM, Inc.	110,515	1,302,972
*RadNet, Inc.	4,080	109,997
*Regeneron Pharmaceuticals, Inc.	51,641	40,274,299
*Repligen Corp.	10,051	1,352,463
Revvity, Inc.	75,193	6,229,740
Select Medical Holdings Corp.	125,279	2,847,592
STERIS PLC	38,587	8,102,498
*Supernus Pharmaceuticals, Inc.	22,116	527,467
*Surgery Partners, Inc.	85,967	1,988,417
#Teleflex, Inc.	25,878	4,780,960
*Tenet Healthcare Corp.	15,028	807,004

14

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	207,720	$92,387,624
*UFP Technologies, Inc.	321	50,050
*United Therapeutics Corp.	32,032	7,138,651
Universal Health Services, Inc., Class B	53,713	6,761,930
US Physical Therapy, Inc.	2,701	227,181
#*Varex Imaging Corp.	32,657	589,459
*Veradigm, Inc.	67,779	894,005
Viatris, Inc.	784,579	6,982,753
*Xencor, Inc.	273	4,737
Zimmer Biomet Holdings, Inc.	117,549	12,273,291
*Zimvie, Inc.	3,440	24,286

TOTAL HEALTH CARE		1,119,443,774

INDUSTRIALS — (14.3%)
3M Co.	326,227	29,670,346
*AAR Corp.	35,596	2,112,979
ABM Industries, Inc.	74,694	2,938,462
Acme United Corp.	1,030	34,505
#Acuity Brands, Inc.	32,703	5,296,905
AECOM	24,392	1,867,208
AGCO Corp.	78,960	9,053,554
Air Lease Corp.	88,290	3,057,483
*Air Transport Services Group, Inc.	48,972	958,382
Alamo Group, Inc.	18,133	2,906,720
*Alaska Air Group, Inc.	109,597	3,466,553
Albany International Corp.	24,779	2,022,214
*Alight, Inc., Class A	340,017	2,257,713
Allegiant Travel Co.	11,291	752,206
Allient, Inc.	2,187	60,361
#*Ameresco, Inc., Class A	8,106	211,972
*American Woodmark Corp.	11,316	760,775
AMETEK, Inc.	66,473	9,357,404
*API Group Corp.	164,721	4,261,332
Apogee Enterprises, Inc.	33,074	1,419,536
Applied Industrial Technologies, Inc.	21,934	3,367,088
ArcBest Corp.	17,306	1,884,277
Arcosa, Inc.	57,252	3,954,396
Argan, Inc.	14,321	655,043
*ASGN, Inc.	55,540	4,635,368
Astec Industries, Inc.	22,325	893,893
*Atkore, Inc.	28,392	3,528,558
*AZEK Co., Inc. (The)	85,152	2,230,982
AZZ, Inc.	18,809	889,101
Barnes Group, Inc.	39,258	816,174
*Beacon Roofing Supply, Inc.	52,389	3,728,525
*BlueLinx Holdings, Inc.	1,492	106,096
Boise Cascade Co.	43,246	4,054,312
Brady Corp., Class A	47,415	2,439,976
*Builders FirstSource, Inc.	120,461	13,072,428
*CACI International, Inc., Class A	25,701	8,346,657
Carlisle Cos., Inc.	43,015	10,929,681
Carrier Global Corp.	598	28,501
*CBIZ, Inc.	42,161	2,190,686
*CECO Environmental Corp.	3,773	61,047
#*Ceridian HCM Holding, Inc.	1,009	64,586
#*Chart Industries, Inc.	23,867	2,774,061
Chicago Rivet & Machine Co.	700	12,285
#*Clarivate PLC	226,875	1,447,462
*Clean Harbors, Inc.	47,874	7,356,798

15

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Columbus McKinnon Corp.	17,542	$536,259
Comfort Systems USA, Inc.	18,965	3,448,785
*Commercial Vehicle Group, Inc.	15,404	107,366
CompX International, Inc.	500	9,410
#Concentrix Corp.	55,731	4,247,260
*Construction Partners, Inc., Class A	7,393	284,261
Copa Holdings SA, Class A	24,346	1,987,851
#*Core & Main, Inc., Class A	99,155	2,982,582
#Costamare, Inc.	40,711	367,620
Covenant Logistics Group, Inc.	7,080	279,554
CRA International, Inc.	7,601	738,133
Crane Co.	30,278	2,946,958
CSG Systems International, Inc.	5,411	253,559
CSW Industrials, Inc.	1,066	188,959
CSX Corp.	1,003,392	29,951,251
Cummins, Inc.	86,633	18,738,718
Curtiss-Wright Corp.	41,377	8,226,161
*Custom Truck One Source, Inc.	3,319	19,151
Delta Air Lines, Inc.	476,280	14,883,750
*Distribution Solutions Group, Inc.	15,910	479,686
Douglas Dynamics, Inc.	14,892	361,578
Dover Corp.	56,062	7,285,257
*Ducommun, Inc.	12,645	604,937
Dun & Bradstreet Holdings, Inc.	347,064	3,040,281
*DXP Enterprises, Inc.	14,361	468,169
*Dycom Industries, Inc.	17,521	1,492,439
#Eagle Bulk Shipping, Inc.	4,226	172,421
Eastern Co. (The)	10,193	165,636
Eaton Corp. PLC	182,880	38,022,581
EMCOR Group, Inc.	34,051	7,036,639
Emerson Electric Co.	177,386	15,782,032
#Encore Wire Corp.	19,732	3,528,674
Enerpac Tool Group Corp.	3,642	103,069
EnerSys	43,043	3,683,620
Ennis, Inc.	30,607	653,766
EnPro Industries, Inc.	8,875	985,657
Esab Corp.	36,367	2,302,031
ESCO Technologies, Inc.	29,765	2,893,753
Espey Mfg. & Electronics Corp.	1,671	26,669
Federal Signal Corp.	70,116	4,069,533
FedEx Corp.	201,327	48,338,613
First Advantage Corp.	54,188	704,986
Flowserve Corp.	104,547	3,838,966
*Fluor Corp.	107,652	3,583,735
Fortive Corp.	237,419	15,498,712
Fortune Brands Innovations, Inc.	123,493	6,890,909
Forward Air Corp.	7,099	457,247
Franklin Electric Co., Inc.	26,857	2,329,039
*FTI Consulting, Inc.	25,755	5,466,756
*Gates Industrial Corp. PLC	147,343	1,608,986
GATX Corp.	49,245	5,150,042
Genco Shipping & Trading, Ltd.	10,809	142,355
*Gencor Industries, Inc.	13,149	186,716
*Generac Holdings, Inc.	41,226	3,465,870
General Dynamics Corp.	130,012	31,373,196
General Electric Co.	478,884	52,021,169
Genpact, Ltd.	69,389	2,327,307
*Gibraltar Industries, Inc.	32,393	1,971,438

16

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*GMS, Inc.	25,385	$1,484,515
Gorman-Rupp Co. (The)	18,351	542,272
GrafTech International, Ltd.	36,492	125,897
Granite Construction, Inc.	24,222	980,507
*Great Lakes Dredge & Dock Corp.	58,636	445,634
#Greenbrier Cos., Inc. (The)	27,726	959,042
*GXO Logistics, Inc.	102,933	5,199,146
H&E Equipment Services, Inc.	13,882	565,275
*Hawaiian Holdings, Inc.	1,119	4,711
#*Hayward Holdings, Inc.	155,182	1,629,411
Healthcare Services Group, Inc.	33,921	322,249
Heartland Express, Inc.	28,125	327,937
Heidrick & Struggles International, Inc.	18,634	453,552
Helios Technologies, Inc.	11,842	612,468
Herc Holdings, Inc.	21,945	2,343,507
#*Hertz Global Holdings, Inc.	221,094	1,863,822
Hexcel Corp.	48,523	3,004,544
Hillenbrand, Inc.	23,957	911,085
*Hillman Solutions Corp.	25,120	164,787
HNI Corp.	28,111	975,171
Howmet Aerospace, Inc.	35,752	1,576,663
*Hub Group, Inc., Class A	19,816	1,362,350
*Hudson Technologies, Inc.	9,620	123,906
Huntington Ingalls Industries, Inc.	32,721	7,192,730
Hurco Cos., Inc.	7,910	158,200
*Huron Consulting Group, Inc.	33,124	3,291,201
Hyster-Yale Materials Handling, Inc.	9,866	394,739
ICF International, Inc.	24,947	3,161,533
*IES Holdings, Inc.	3,635	226,206
Ingersoll Rand, Inc.	256,979	15,593,486
Insteel Industries, Inc.	17,561	490,128
ITT, Inc.	91,330	8,525,655
Jacobs Solutions, Inc.	79,200	10,557,360
*Janus International Group, Inc.	68,487	641,038
*JELD-WEN Holding, Inc.	38,687	438,324
*JetBlue Airways Corp.	318,758	1,198,530
John Bean Technologies Corp.	14,202	1,477,292
Johnson Controls International PLC	364,412	17,863,476
Kadant, Inc.	10,437	2,296,140
KBR, Inc.	74,071	4,307,229
Kennametal, Inc.	56,647	1,309,112
*Kirby Corp.	47,687	3,562,219
Knight-Swift Transportation Holdings, Inc.	114,187	5,582,602
Korn Ferry	62,508	2,845,364
*Kratos Defense & Security Solutions, Inc.	39,579	674,822
L3Harris Technologies, Inc.	129,693	23,268,221
Leidos Holdings, Inc.	108,607	10,765,126
*Limbach Holdings, Inc.	3,263	97,237
Lindsay Corp.	2,565	320,420
LSI Industries, Inc.	15,841	235,714
ManpowerGroup, Inc.	42,163	2,950,145
Marten Transport, Ltd.	97,102	1,707,053
*Masonite International Corp.	19,560	1,547,978
*MasTec, Inc.	63,907	3,798,632
*Masterbrand, Inc.	122,827	1,364,608
Matson, Inc.	59,608	5,188,876
Matthews International Corp., Class A	18,197	644,902
Maximus, Inc.	49,473	3,696,623

17

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
McGrath RentCorp.	22,440	$2,257,464
MDU Resources Group, Inc.	161,248	3,000,825
*Mercury Systems, Inc.	21,377	769,144
*Middleby Corp. (The)	43,879	4,952,623
Miller Industries, Inc.	17,894	650,805
MillerKnoll, Inc.	49,109	1,154,061
Moog, Inc., Class A	33,723	3,913,554
*MRC Global, Inc.	11,255	118,290
MSC Industrial Direct Co., Inc.	36,318	3,441,130
#Mueller Industries, Inc.	98,281	3,706,176
Mueller Water Products, Inc., Class A	93,128	1,151,993
*MYR Group, Inc.	19,294	2,234,824
National Presto Industries, Inc.	1,249	93,363
Norfolk Southern Corp.	318,102	60,690,681
Northrop Grumman Corp.	47,413	22,351,911
*Northwest Pipe Co.	5,286	144,096
*NOW, Inc.	76,649	844,672
*NV5 Global, Inc.	4,275	403,346
nVent Electric PLC	140,310	6,753,120
*OPENLANE, Inc.	60,797	816,504
Oshkosh Corp.	61,869	5,427,767
Owens Corning	144,536	16,386,046
PACCAR, Inc.	310,151	25,596,762
PAM Transportation Services, Inc.	24,585	424,583
Park Aerospace Corp.	9,330	136,964
Parker-Hannifin Corp.	35,932	13,255,674
*Parsons Corp.	62,419	3,529,794
#*Paycor HCM, Inc.	1,363	29,414
Pentair PLC	139,056	8,081,935
*Perma-Pipe International Holdings, Inc.	8,900	58,829
#*PGT Innovations, Inc.	54,242	1,624,005
Powell Industries, Inc.	5,719	438,361
Preformed Line Products Co.	400	54,140
Primoris Services Corp.	37,739	1,134,434
Quanex Building Products Corp.	30,731	825,127
Quanta Services, Inc.	83,275	13,916,918
*Radiant Logistics, Inc.	42,044	246,378
#*RBC Bearings, Inc.	17,712	3,893,806
*RCM Technologies, Inc.	15,245	302,156
Regal Rexnord Corp.	41,673	4,934,500
#Republic Services, Inc.	110,586	16,420,915
*Resideo Technologies, Inc.	73,937	1,070,608
Resources Connection, Inc.	31,255	421,005
REV Group, Inc.	2,644	37,651
#RTX Corp.	522,057	42,490,219
Rush Enterprises, Inc., Class A	57,434	2,043,502
Rush Enterprises, Inc., Class B	39,434	1,594,711
*RXO, Inc.	73,394	1,285,129
Ryder System, Inc.	57,848	5,642,494
*Saia, Inc.	19,794	7,095,951
Schneider National, Inc., Class B	53,093	1,344,846
Science Applications International Corp.	41,622	4,546,787
Sensata Technologies Holding PLC	123,953	3,951,622
Shyft Group, Inc. (The)	32,985	362,175
*SIFCO Industries, Inc.	4,527	19,783
Simpson Manufacturing Co., Inc.	35,282	4,698,857
*SiteOne Landscape Supply, Inc.	25	3,444
*SkyWest, Inc.	43,200	1,821,744

18

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Snap-on, Inc.	40,965	$10,566,512
Southwest Airlines Co.	516,257	11,476,393
*SPX Technologies, Inc.	7,656	613,399
SS&C Technologies Holdings, Inc.	191,483	9,622,021
Standex International Corp.	15,651	2,247,014
Stanley Black & Decker, Inc.	128,423	10,922,376
Steelcase, Inc., Class A	70,061	764,365
*Stericycle, Inc.	52,367	2,159,615
#*Sterling Check Corp.	17,387	194,387
*Sterling Infrastructure, Inc.	29,900	2,178,215
Tecnoglass, Inc.	10,185	332,846
Tennant Co.	10,235	759,642
Terex Corp.	53,203	2,436,697
Textainer Group Holdings, Ltd.	29,748	1,461,222
Textron, Inc.	128,745	9,784,620
*Thermon Group Holdings, Inc.	7,875	210,184
Timken Co. (The)	59,539	4,115,336
*Titan International, Inc.	26,105	296,553
*Titan Machinery, Inc.	17,783	441,730
#*TPI Composites, Inc.	14,057	32,472
#TransUnion	149,724	6,569,889
Trinity Industries, Inc.	96,105	2,001,867
TTEC Holdings, Inc.	21,868	450,043
*Twin Disc, Inc.	6,900	94,806
UFP Industries, Inc.	77,063	7,334,086
U-Haul Holding Co.	233,573	11,026,981
#*U-Haul Holding Co.	20,491	1,006,518
*Ultralife Corp.	3,309	24,553
UniFirst Corp.	17,734	2,916,002
*United Airlines Holdings, Inc.	267,415	9,362,199
United Rentals, Inc.	54,465	22,127,496
Universal Logistics Holdings, Inc.	54	1,209
Valmont Industries, Inc.	11,691	2,302,075
*Veralto Corp.	126,581	8,734,089
Vertiv Holdings Co.	15,122	593,841
*Vestis Corp.	105,886	1,618,989
*Viad Corp.	9,666	234,207
*Virco Mfg. Corp.	12,601	76,740
#VSE Corp.	6,244	335,927
Wabash National Corp.	33,647	696,156
Watts Water Technologies, Inc., Class A	21,028	3,638,054
Werner Enterprises, Inc.	53,966	1,960,045
WESCO International, Inc.	53,915	6,911,903
Westinghouse Air Brake Technologies Corp.	111,678	11,840,102
*Willis Lease Finance Corp.	6,713	299,937
Woodward, Inc.	35,034	4,368,740
*XPO, Inc.	26,312	1,994,713
Xylem, Inc.	55,286	5,171,452
Zurn Elkay Water Solutions Corp.	1,223	32,361

TOTAL INDUSTRIALS		1,202,936,218

INFORMATION TECHNOLOGY — (8.4%)
*ACI Worldwide, Inc.	46,376	944,679
Adeia, Inc.	49,347	415,995
Advanced Energy Industries, Inc.	25,746	2,246,596
*Advanced Micro Devices, Inc.	552,155	54,387,267
*Akamai Technologies, Inc.	115,882	11,974,087
*Alithya Group, Inc., Class A	11,334	15,528
*Alpha & Omega Semiconductor, Ltd.	20,661	490,079

19

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Amdocs, Ltd.	107,648	$8,629,064
Amkor Technology, Inc.	193,345	4,033,177
Analog Devices, Inc.	270,291	42,524,883
*Arrow Electronics, Inc.	75,593	8,573,002
*Aspen Technology, Inc.	5,517	980,647
*AstroNova, Inc.	6,285	85,350
Avnet, Inc.	74,621	3,457,191
*Aware, Inc.	14,326	15,759
*Axcelis Technologies, Inc.	3,644	464,610
*AXT, Inc.	20,301	40,399
Bel Fuse, Inc., Class A	3,574	185,026
Bel Fuse, Inc., Class B	7,655	414,748
Belden, Inc.	29,418	2,085,736
Benchmark Electronics, Inc.	53,934	1,305,742
#*BILL Holdings, Inc.	56,525	5,160,167
*CCC Intelligent Solutions Holdings, Inc.	65,172	701,902
*Cerence, Inc.	24,245	371,191
*Ciena Corp.	129,204	5,452,409
*Cirrus Logic, Inc.	63,934	4,279,103
Cognex Corp.	464	16,699
Cognizant Technology Solutions Corp., Class A	419,339	27,034,785
*Coherent Corp.	101,191	2,995,254
*Cohu, Inc.	29,217	880,600
Corning, Inc.	819,490	21,929,552
*Corsair Gaming, Inc.	1,697	21,705
Crane NXT Co.	29,852	1,552,304
CSP, Inc.	2,414	50,332
CTS Corp.	48,405	1,810,831
*Digi International, Inc.	35,338	889,811
*Diodes, Inc.	47,652	3,101,192
#Dolby Laboratories, Inc., Class A	33,047	2,674,824
#*DXC Technology Co.	174,716	3,524,022
Entegris, Inc.	76,767	6,758,567
#*Envestnet, Inc.	556	20,572
*EPAM Systems, Inc.	2,988	650,099
*ePlus, Inc.	31,628	1,976,750
*F5, Inc.	30,546	4,630,468
*Fabrinet	33,614	5,210,170
*First Solar, Inc.	43,036	6,130,478
*Flex, Ltd.	482,435	12,408,228
*FormFactor, Inc.	47,191	1,598,831
Frequency Electronics, Inc.	7,390	54,612
#*GLOBALFOUNDRIES, Inc.	21,393	1,061,521
*Globant SA	11,046	1,881,023
*GSI Technology, Inc.	2,491	4,907
Hackett Group, Inc. (The)	338	7,534
*Harmonic, Inc.	172	1,856
Hewlett Packard Enterprise Co.	911,838	14,024,068
*Ichor Holdings, Ltd.	17,500	424,550
*Informatica, Inc., Class A	15,671	300,570
*Insight Enterprises, Inc.	41,502	5,947,237
Intel Corp.	2,901,590	105,908,035
#InterDigital, Inc.	22,806	1,716,151
IPG Photonics Corp.	25,584	2,197,666
*Itron, Inc.	33,743	1,932,799
Jabil, Inc.	80,975	9,943,730
Juniper Networks, Inc.	213,489	5,747,124
*Key Tronic Corp.	17,623	67,144

20

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Kimball Electronics, Inc.	23,443	$614,207
*Knowles Corp.	37,488	486,969
Kulicke & Soffa Industries, Inc.	66,306	2,758,993
*Kyndryl Holdings, Inc.	169,827	2,484,569
Littelfuse, Inc.	17,656	3,825,526
*LiveRamp Holdings, Inc.	7,608	210,437
#*Lumentum Holdings, Inc.	54,075	2,120,281
Marvell Technology, Inc.	408,259	19,277,990
*MaxLinear, Inc.	31,194	474,149
#*MeridianLink, Inc.	6,725	110,425
Methode Electronics, Inc.	66,820	1,528,173
Micron Technology, Inc.	617,951	41,322,383
*Mirion Technologies, Inc.	16,355	113,340
*Mitek Systems, Inc.	9,733	103,948
MKS Instruments, Inc.	1,121	73,605
*NCR Voyix Corp.	110,324	1,686,854
*NetScout Systems, Inc.	59,385	1,296,375
*Okta, Inc.	82,725	5,576,492
*Onto Innovation, Inc.	39,715	4,462,775
*Optical Cable Corp.	10,474	27,547
*OSI Systems, Inc.	16,572	1,727,962
PC Connection, Inc.	30,829	1,651,818
*Perficient, Inc.	5,890	342,739
*Photronics, Inc.	79,084	1,451,982
*Plexus Corp.	34,509	3,392,925
#*PowerSchool Holdings, Inc.	100	1,992
#*Qorvo, Inc.	79,600	6,958,632
Richardson Electronics, Ltd.	14,336	164,434
*Rogers Corp.	10,187	1,251,880
Roper Technologies, Inc.	35,922	17,550,412
*Salesforce, Inc.	304,489	61,150,526
*Sanmina Corp.	47,620	2,422,429
Sapiens International Corp. NV	12,018	306,459
*ScanSource, Inc.	20,741	630,526
*Semtech Corp.	5,869	81,931
*SentinelOne, Inc., Class A	2,787	43,561
*Silicon Laboratories, Inc.	921	84,898
Skyworks Solutions, Inc.	126,560	10,977,814
*SMART Global Holdings, Inc.	13,341	182,772
#*Stratasys, Ltd.	1,989	20,228
#*Super Micro Computer, Inc.	34,282	8,209,511
*Synaptics, Inc.	38,046	3,182,928
TD SYNNEX Corp.	65,228	5,980,103
TE Connectivity, Ltd.	224,407	26,446,365
*Teledyne Technologies, Inc.	28,039	10,503,129
*Thoughtworks Holding, Inc.	17,214	58,355
*Trimble, Inc.	89,564	4,221,151
*TTM Technologies, Inc.	85,128	978,121
*Twilio, Inc., Class A	95,797	4,910,554
#*UiPath, Inc., Class A	66,573	1,033,879
*Ultra Clean Holdings, Inc.	39,838	950,535
#*Unity Software, Inc.	183,562	4,656,968
Universal Display Corp.	117	16,284
*Veeco Instruments, Inc.	32,775	784,633
*Verint Systems, Inc.	54,382	1,022,925
#*Viasat, Inc.	21,869	403,264
*Viavi Solutions, Inc.	41,214	320,645
Vishay Intertechnology, Inc.	149,049	3,314,850

21

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Vishay Precision Group, Inc.	16,480	$493,082
*Western Digital Corp.	215,654	8,658,508
#*Wolfspeed, Inc.	1,353	45,786
Xerox Holdings Corp.	38,057	488,652
*Xperi, Inc.	23,708	201,281
*Zebra Technologies Corp.	799	167,335
*Zoom Video Communications, Inc., Class A	101,950	6,114,961

TOTAL INFORMATION TECHNOLOGY		708,435,701

MATERIALS — (6.2%)
AdvanSix, Inc.	19,492	537,005
Air Products and Chemicals, Inc.	16,664	4,706,580
#Albemarle Corp.	94,804	12,019,251
Alcoa Corp.	110,812	2,841,220
Alpha Metallurgical Resources, Inc.	10,630	2,338,175
Amcor PLC	1,022,882	9,093,421
AptarGroup, Inc.	38,700	4,731,849
Arch Resources, Inc.	15,626	2,356,870
*Ascent Industries Co.	1,028	8,584
Ashland, Inc.	70,885	5,431,918
*ATI, Inc.	24,756	935,034
Avient Corp.	69,761	2,205,843
*Axalta Coating Systems, Ltd.	127,989	3,357,151
Ball Corp.	49,852	2,400,374
Berry Global Group, Inc.	104,873	5,768,015
Cabot Corp.	46,405	3,085,004
Carpenter Technology Corp.	33,952	2,129,469
Celanese Corp.	90,216	10,330,634
CF Industries Holdings, Inc.	168,471	13,440,616
Chase Corp.	576	73,187
Chemours Co. (The)	50,408	1,215,337
*Clearwater Paper Corp.	895	30,260
*Cleveland-Cliffs, Inc.	326,339	5,475,968
Commercial Metals Co.	102,033	4,314,976
Compass Minerals International, Inc.	20,760	511,526
*Core Molding Technologies, Inc.	11,847	303,046
Corteva, Inc.	288,080	13,868,171
Crown Holdings, Inc.	4,574	368,664
Dow, Inc.	534,503	25,837,875
DuPont de Nemours, Inc.	186,796	13,613,692
#Eastman Chemical Co.	97,305	7,271,603
*Ecovyst, Inc.	86,844	798,965
Element Solutions, Inc.	194,663	3,548,707
*Ferroglobe PLC	22,898	104,186
FMC Corp.	20,476	1,089,323
Fortitude Gold Corp.	14,303	84,388
Freeport-McMoRan, Inc.	502,055	16,959,418
Friedman Industries, Inc.	3,048	29,444
Graphic Packaging Holding Co.	255,559	5,497,074
Greif, Inc., Class A	22,894	1,453,769
Greif, Inc., Class B	400	25,624
Hawkins, Inc.	21,618	1,241,522
Haynes International, Inc.	10,047	432,272
HB Fuller Co.	56,718	3,751,896
Hecla Mining Co.	123,377	502,144
Huntsman Corp.	185,809	4,334,924
Innospec, Inc.	22,427	2,197,846
#International Flavors & Fragrances, Inc.	79,288	5,419,335
#International Paper Co.	262,212	8,844,411

22

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Kaiser Aluminum Corp.	23,659	$1,343,831
*Knife River Corp.	35,997	1,811,369
Linde PLC	171,797	65,653,942
#*Livent Corp.	82,902	1,209,540
Louisiana-Pacific Corp.	84,661	4,341,416
*LSB Industries, Inc.	7,756	70,657
LyondellBasell Industries NV, Class A	268,540	24,233,050
Martin Marietta Materials, Inc.	50,216	20,535,331
Materion Corp.	19,165	1,858,622
#Mativ Holdings, Inc.	47,042	616,250
Mercer International, Inc.	21,725	172,497
Minerals Technologies, Inc.	34,328	1,855,772
Mosaic Co. (The)	250,047	8,121,527
#*MP Materials Corp.	113,886	1,867,730
Myers Industries, Inc.	22,693	380,562
Newmont Corp.	311,907	11,687,155
Northern Technologies International Corp.	6,070	75,814
Nucor Corp.	226,464	33,469,115
*O-I Glass, Inc.	101,872	1,573,922
Olin Corp.	105,994	4,528,064
Olympic Steel, Inc.	9,986	506,989
Orion SA	32,946	668,804
Packaging Corp. of America	65,137	9,969,218
Pactiv Evergreen, Inc.	28,712	247,497
PPG Industries, Inc.	66,926	8,216,505
Quaker Chemical Corp.	7,702	1,106,931
*Rayonier Advanced Materials, Inc.	85,000	235,450
Reliance Steel & Aluminum Co.	71,317	18,141,618
Royal Gold, Inc.	43,289	4,516,341
Ryerson Holding Corp.	22,786	661,933
Schnitzer Steel Industries, Inc.	4,731	107,441
Sensient Technologies Corp.	38,476	2,170,816
Silgan Holdings, Inc.	80,535	3,226,232
Sonoco Products Co.	80,363	4,163,607
Steel Dynamics, Inc.	194,484	20,714,491
Stepan Co.	21,110	1,579,028
*Summit Materials, Inc., Class A	104,081	3,424,265
SunCoke Energy, Inc.	29,040	276,170
Sylvamo Corp.	14,338	635,173
*TimkenSteel Corp.	24,986	507,965
TriMas Corp.	21,067	510,032
Tronox Holdings PLC	86,440	924,044
United States Lime & Minerals, Inc.	2,500	494,975
#United States Steel Corp.	201,394	6,825,243
*Universal Stainless & Alloy Products, Inc.	6,269	90,524
Vulcan Materials Co.	68,318	13,423,804
Warrior Met Coal, Inc.	5,636	274,642
Westlake Corp.	80,221	9,254,295
Westrock Co.	177,486	6,377,072
Worthington Industries, Inc.	47,483	2,925,902

TOTAL MATERIALS		524,499,739

REAL ESTATE — (0.3%)
*CBRE Group, Inc., Class A	185,041	12,830,743
*CoStar Group, Inc.	2,110	154,895
*Cushman & Wakefield PLC	130,460	961,490
*Forestar Group, Inc.	13,020	309,225
*Howard Hughes Holdings, Inc.	31,842	2,112,080
*Jones Lang LaSalle, Inc.	27,093	3,465,736

23

DIMENSIONAL US MARKETWIDE VALUE ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
Kennedy-Wilson Holdings, Inc.	82,460	$1,061,260
Marcus & Millichap, Inc.	22,931	658,120
Newmark Group, Inc., Class A	35,805	203,014
St. Joe Co. (The)	1,648	76,863
*Stratus Properties, Inc.	2,821	72,415
*Zillow Group, Inc., Class A	28,490	1,012,250
*Zillow Group, Inc., Class C	97,596	3,537,855

TOTAL REAL ESTATE		26,455,946

UTILITIES — (0.3%)
#*Altus Power, Inc.	21,236	112,763
Brookfield Renewable Corp., Class A	41,651	947,977
New Jersey Resources Corp.	61,988	2,515,473
NRG Energy, Inc.	123,803	5,246,771
#Ormat Technologies, Inc.	46,219	2,844,317
Vistra Corp.	290,811	9,515,336

TOTAL UTILITIES		21,182,637

TOTAL COMMON STOCKS		8,228,683,351

PREFERRED STOCK —(0.0%)
INDUSTRIALS — (0.0%)
WESCO International, Inc., Series A	11,314	301,631

TOTAL PREFERRED STOCK		301,631

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*<»OmniAb Operations, Inc. — Earnout Shares	423	—
*<»OmniAb Operations, Inc. — Earnout Shares	423	—

TOTAL HEALTH CARE		—

TOTAL RIGHTS/WARRANTS		—

TOTAL INVESTMENT SECURITIES — (97.5%) (Cost $5,756,648,669)		8,228,984,982

SECURITIES LENDING COLLATERAL — (2.5%)
@§The DFA Short Term Investment Fund	18,456,799	213,489,886

TOTAL INVESTMENTS — (100.0%) (Cost $5,970,138,555)		$8,442,474,868

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of October 31, 2023
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment
USD	United States Dollars

24

DIMENSIONAL INTERNATIONAL VALUE ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (97.8%)
AUSTRALIA — (6.3%)
*Allkem, Ltd.	346,982	$2,095,864
Ampol, Ltd.	321,382	6,482,987
ANZ Group Holdings, Ltd.	2,046,023	32,010,402
Aurizon Holdings, Ltd.	3,796,132	8,220,065
Bendigo & Adelaide Bank, Ltd.	408,499	2,250,184
BlueScope Steel, Ltd.	1,200,409	14,288,774
Brickworks, Ltd.	11,221	174,134
Challenger, Ltd.	541,382	2,005,245
Cleanaway Waste Management, Ltd.	1,827,906	2,592,446
Evolution Mining, Ltd.	2,497,851	5,646,023
#Harvey Norman Holdings, Ltd.	820,806	1,907,280
Incitec Pivot, Ltd.	3,979,052	6,903,003
Insurance Australia Group, Ltd.	80,695	289,693
Lendlease Corp., Ltd.	100,844	396,506
National Australia Bank, Ltd.	2,579,534	45,812,289
New Hope Corp., Ltd.	661,974	2,418,380
»Newcrest Mining, Ltd.	989,580	14,831,825
Northern Star Resources, Ltd.	1,555,038	11,509,684
Orica, Ltd.	604,454	5,610,545
Origin Energy, Ltd.	936,165	5,411,667
QBE Insurance Group, Ltd.	222,160	2,194,312
Qube Holdings, Ltd.	587,062	988,720
Rio Tinto, Ltd.	167,207	12,447,891
Santos, Ltd.	6,475,521	31,446,908
Seven Group Holdings, Ltd.	133,104	2,337,790
Sonic Healthcare, Ltd.	485,263	8,833,298
South32, Ltd.	8,652,717	18,188,565
Suncorp Group, Ltd.	1,818,280	15,403,689
TPG Telecom, Ltd.	628,846	2,062,443
ΩViva Energy Group, Ltd.	217,776	390,215
Westpac Banking Corp.	2,486,818	32,435,387
Whitehaven Coal, Ltd.	1,753,367	8,215,092
Woodside Energy Group, Ltd.	1,862,470	40,400,293
Worley, Ltd.	241,266	2,503,704
#Yancoal Australia, Ltd.	661,902	2,024,178

TOTAL AUSTRALIA		350,729,481

AUSTRIA — (0.2%)
Erste Group Bank AG	200,121	7,139,095
OMV AG	45,597	1,993,396

TOTAL AUSTRIA		9,132,491

BELGIUM — (0.6%)
Ageas SA	214,863	8,235,049
Anheuser-Busch InBev SA	6,642	376,516
#Anheuser-Busch InBev SA, Sponsored ADR	120	6,824
KBC Group NV	269,796	14,800,609
Solvay SA, Class A	107,362	11,318,704

TOTAL BELGIUM		34,737,702

CANADA — (9.5%)
#Agnico Eagle Mines, Ltd.	610,402	28,633,958
Agnico Eagle Mines, Ltd.	225	10,541
#AltaGas, Ltd.	235,388	4,367,797
ARC Resources, Ltd.	663,339	10,660,251

1

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
B2Gold Corp.	12,170	$39,309
B2Gold Corp.	28,162	90,070
Bank of Montreal	485,800	36,702,190
Bank of Montreal	149,612	11,293,241
Bank of Nova Scotia (The)	1,109,858	44,915,953
Bank of Nova Scotia (The)	262,175	10,604,089
Barrick Gold Corp.	937,330	14,978,533
Barrick Gold Corp.	67,382	1,075,103
#Brookfield Corp.	266,149	7,758,243
Brookfield Corp.	24,883	724,130
Canadian Imperial Bank of Commerce	370,701	13,074,624
Canadian Imperial Bank of Commerce	612,490	21,578,884
#Cenovus Energy, Inc.	3,839	73,248
#Endeavour Mining PLC	255,927	5,230,073
Fairfax Financial Holdings, Ltd.	35,874	29,821,482
First Quantum Minerals, Ltd.	753,478	8,722,054
#Great-West Lifeco, Inc.	190,000	5,258,275
iA Financial Corp., Inc.	238,565	13,866,242
IGM Financial, Inc.	61,345	1,379,572
#Imperial Oil, Ltd.	136,110	7,756,909
Kinross Gold Corp.	1,582,968	8,247,263
Kinross Gold Corp.	1,396,532	7,283,192
Lundin Mining Corp.	1,219,995	7,610,414
Magna International, Inc.	40,366	1,937,684
Magna International, Inc.	547,765	26,342,019
Manulife Financial Corp.	158,701	2,759,620
#Manulife Financial Corp.	1,772,584	30,878,413
#*MEG Energy Corp.	391,046	7,718,106
Nutrien, Ltd.	583,577	31,338,085
Nutrien, Ltd.	13,915	746,544
#Pan American Silver Corp.	268,027	3,915,874
Suncor Energy, Inc.	290,513	9,398,119
Suncor Energy, Inc.	1,171,083	37,943,089
Teck Resources, Ltd., Class B	9,950	351,197
Teck Resources, Ltd., Class B	1,009,670	35,681,738
Toronto-Dominion Bank (The)	41,587	2,322,218
Toronto-Dominion Bank (The)	80,548	4,494,326
Tourmaline Oil Corp.	244,733	12,927,262
#West Fraser Timber Co., Ltd.	38,504	2,596,710
West Fraser Timber Co., Ltd.	86,989	5,864,434
Whitecap Resources, Inc.	1,358,153	10,477,809

TOTAL CANADA		529,448,887

DENMARK — (2.6%)
#AP Moller - Maersk A/S, Class A	2,771	4,512,805
AP Moller - Maersk A/S, Class B	2,321	3,853,898
Carlsberg AS, Class B	212,579	25,287,850
Chr Hansen Holding A/S	144,737	9,848,843
Coloplast A/S, Class B	7,098	738,815
Danske Bank A/S	476,831	11,158,818
*Demant A/S	191,477	7,286,124
DSV A/S	165,258	24,620,139
*Genmab A/S	54,785	15,439,279
#*Genmab A/S, Class S, ADR	30,102	854,897
H Lundbeck A/S	312,582	1,629,896
Novozymes A/S, B Shares	324,132	14,532,659
Pandora A/S	123,035	13,907,615
ROCKWOOL A/S, Class A	323	71,357
ROCKWOOL A/S, Class B	15,052	3,342,355

2

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
Tryg A/S	247,162	$4,818,038
*Vestas Wind Systems A/S	176,122	3,797,622

TOTAL DENMARK		145,701,010

FINLAND — (0.9%)
Fortum OYJ	318,086	3,765,645
Nokia OYJ	2,834,226	9,406,777
#Nokia OYJ, Sponsored ADR	1,633,220	5,405,958
Nordea Bank Abp	1,044,852	10,976,761
Stora Enso OYJ, Class R	681,095	8,153,097
UPM-Kymmene OYJ	305,746	10,267,264

TOTAL FINLAND		47,975,502

FRANCE — (11.3%)
Accor SA	154,380	4,906,832
ΩALD SA	196,992	1,319,083
Alstom SA	107,785	1,452,597
ΩAmundi SA	40,472	2,105,586
Arkema SA	118,623	11,081,528
AXA SA	1,117,180	33,011,053
BNP Paribas SA	658,533	37,789,758
Bollore SE	545,975	2,972,054
Bouygues SA	433,624	15,221,551
Carrefour SA	1,280,920	22,448,290
Cie de Saint-Gobain SA	967,745	52,577,603
Cie Generale des Etablissements Michelin SCA	1,364,857	40,423,323
Credit Agricole SA	457,285	5,499,581
Danone SA	8,559	507,983
Eiffage SA	145,049	13,139,302
Engie SA	1,848,046	29,308,700
*Forvia SE	2	33
Orange SA	3,739,995	43,919,947
Publicis Groupe SA	239,481	18,154,658
Renault SA	359,828	12,570,228
Rexel SA	269,564	5,480,634
Sanofi SA	441,000	39,948,101
Societe Generale SA	946,214	21,148,219
TotalEnergies SE	3,164,825	211,418,753
Vinci SA	5,974	659,744
Vivendi SE	446,711	3,992,716
*ΩWorldline SA	75,696	958,532

TOTAL FRANCE		632,016,389

GERMANY — (6.2%)
BASF SE	624,677	28,745,561
Bayer AG, Registered	1,116,637	47,990,593
Bayerische Motoren Werke AG	419,716	38,876,313
Commerzbank AG	1,481,122	15,890,355
Continental AG	151,732	9,853,831
*ΩCovestro AG	318,234	16,045,072
Daimler Truck Holding AG	655,489	20,522,355
Deutsche Bank AG, Registered	419,443	4,591,364
#Deutsche Bank AG, Registered Sponsored	950,313	10,462,946
*Deutsche Lufthansa AG, Registered	177,849	1,241,467
ΩDWS Group GmbH & Co. KGaA	15,007	438,756
E.ON SE	885,291	10,499,186
Evonik Industries AG	289,721	5,316,263
Fresenius Medical Care AG & Co. KGaA	288,946	9,565,665
Fresenius SE & Co. KGaA	593,251	15,200,149
#ΩHapag-Lloyd AG	17,377	2,499,825

3

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Heidelberg Materials AG	202,830	$14,681,576
Henkel AG & Co. KGaA	25,827	1,628,673
Mercedes-Benz Group AG	1,131,342	66,285,039
RWE AG	437,251	16,698,425
#*Siemens Energy AG	224,636	1,987,383
Talanx AG	52,407	3,293,198
Telefonica Deutschland Holding AG	435,899	738,808
Volkswagen AG	29,709	3,416,596
Wacker Chemie AG	12,878	1,572,198

TOTAL GERMANY		348,041,597

HONG KONG — (1.6%)
BOC Hong Kong Holdings, Ltd.	3,839,500	10,157,407
#*Cathay Pacific Airways, Ltd.	2,726,727	2,739,063
CK Asset Holdings, Ltd.	2,707,462	13,529,352
CK Hutchison Holdings, Ltd.	2,614,348	13,214,409
CK Infrastructure Holdings, Ltd.	435,500	2,017,595
#ΩESR Group, Ltd.	2,837,400	3,640,761
Hang Lung Properties, Ltd.	1,803,000	2,378,008
Hang Seng Bank, Ltd.	150,200	1,720,910
Henderson Land Development Co., Ltd.	278,730	726,694
HKT Trust & HKT, Ltd.	520,000	538,302
Hong Kong & China Gas Co., Ltd.	400,000	278,608
MTR Corp., Ltd.	1,016,211	3,798,811
#New World Development Co., Ltd.	1,393,199	2,553,290
Sun Hung Kai Properties, Ltd.	1,333,434	13,692,894
Swire Pacific, Ltd., Class A	651,000	4,168,277
Swire Pacific, Ltd., Class B	887,500	910,797
Tsim Sha Tsui Properties, Ltd.	11,125	26,915
ΩWH Group, Ltd.	18,897,620	11,278,773
Xinyi Glass Holdings, Ltd.	3,264,178	3,750,346

TOTAL HONG KONG		91,121,212

IRELAND — (0.3%)
AIB Group PLC	592,575	2,564,295
Bank of Ireland Group PLC	854,298	7,630,321
Smurfit Kappa Group PLC	215,414	6,999,298

TOTAL IRELAND		17,193,914

ISRAEL — (0.5%)
Bank Hapoalim BM	943,984	6,736,493
Bank Leumi Le-Israel BM	1,449,342	9,311,070
#Delek Group, Ltd.	15,236	1,660,856
Harel Insurance Investments & Financial Services, Ltd.	182,620	1,170,956
Isracard, Ltd.	1	3
Israel Discount Bank, Ltd., Class A	1,482,186	6,503,146
Migdal Insurance & Financial Holdings, Ltd.	39,175	36,797
Phoenix Holdings, Ltd. (The)	220,961	1,875,046

TOTAL ISRAEL		27,294,367

ITALY — (2.5%)
Banco BPM SpA	1,108,754	5,652,352
Eni SpA	1,220,083	19,896,456
Intesa Sanpaolo SpA	1,520,405	3,947,779
#Mediobanca Banca di Credito Finanziario SpA	362,277	4,315,602
*ΩNexi SpA	152,298	881,524
Stellantis NV	1,733,007	32,372,571
Stellantis NV	1,397,230	25,993,053
*Telecom Italia SpA	239,608	62,253
#*Telecom Italia SpA/Milano	9,913,862	2,557,923
UniCredit SpA	1,844,194	46,052,706

4

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
ITALY — (Continued)

TOTAL ITALY		$141,732,219

JAPAN — (21.1%)
AGC, Inc.	396,300	13,374,422
Air Water, Inc.	303,600	3,801,891
Aisin Corp.	242,400	8,326,223
Alfresa Holdings Corp.	145,800	2,298,989
Alps Alpine Co., Ltd.	91,600	743,348
Amada Co., Ltd.	580,592	5,558,839
#Aozora Bank, Ltd.	67,500	1,366,536
Asahi Group Holdings, Ltd.	272,800	9,791,943
Asahi Kasei Corp.	2,161,200	13,177,405
Bridgestone Corp.	226,900	8,490,490
Brother Industries, Ltd.	451,600	6,974,759
Canon Marketing Japan, Inc.	66,500	1,580,333
Canon, Inc.	133,000	3,118,512
Canon, Inc., Sponsored ADR	21,556	508,291
Chiba Bank, Ltd. (The)	291,800	2,157,021
Coca-Cola Bottlers Japan Holdings, Inc.	92,101	1,227,851
COMSYS Holdings Corp.	109,400	2,235,027
Concordia Financial Group, Ltd.	785,213	3,611,218
Cosmo Energy Holdings Co., Ltd.	126,800	4,604,972
Daicel Corp.	409,800	3,448,711
Dai-ichi Life Holdings, Inc.	745,200	15,627,820
Daiwa House Industry Co., Ltd.	476,500	12,985,015
Daiwa Securities Group, Inc.	1,067,900	6,092,414
Dentsu Group, Inc.	84,800	2,435,736
Dowa Holdings Co., Ltd.	53,700	1,623,286
ENEOS Holdings, Inc.	5,709,986	21,027,166
EXEO Group, Inc.	107,400	2,216,860
Ezaki Glico Co., Ltd.	1,500	43,441
FUJIFILM Holdings Corp.	181,900	9,852,591
Fujikura, Ltd.	373,300	2,639,931
Fukuoka Financial Group, Inc.	87,718	2,291,922
Hachijuni Bank, Ltd. (The)	217,600	1,226,187
Hankyu Hanshin Holdings, Inc.	199,200	6,217,560
Haseko Corp.	456,900	5,582,842
*Hino Motors, Ltd.	477,901	1,372,058
Hitachi Construction Machinery Co., Ltd.	119,800	3,047,110
Honda Motor Co., Ltd.	3,075,864	30,597,175
#Honda Motor Co., Ltd., Sponsored ADR	451,327	13,878,305
Horiba, Ltd.	6,100	304,386
House Foods Group, Inc.	25,300	531,744
Hulic Co., Ltd.	34,100	310,051
Idemitsu Kosan Co., Ltd.	342,900	7,741,260
IHI Corp.	303,000	5,730,080
Iida Group Holdings Co., Ltd.	175,700	2,702,006
INFRONEER Holdings, Inc.	305,600	3,201,389
Inpex Corp.	1,232,300	17,758,888
Isetan Mitsukoshi Holdings, Ltd.	317,100	3,546,947
Isuzu Motors, Ltd.	1,214,400	13,315,139
Iwatani Corp.	49,400	2,344,661
Iyogin Holdings, Inc.	137,500	981,008
J Front Retailing Co., Ltd.	446,900	4,221,271
Japan Post Holdings Co., Ltd.	468,884	4,130,154
Japan Post Insurance Co., Ltd.	95,700	1,830,335
JFE Holdings, Inc.	835,492	11,499,773
JTEKT Corp.	396,700	3,212,734
Kajima Corp.	585,800	9,588,948

5

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kamigumi Co., Ltd.	122,800	$2,473,109
Kaneka Corp.	30,600	741,334
Kawasaki Heavy Industries, Ltd.	307,600	6,686,383
Kewpie Corp.	53,900	934,072
Kobe Steel, Ltd.	460,200	5,354,237
Koito Manufacturing Co., Ltd.	232,600	3,439,583
Komatsu, Ltd.	421,500	9,638,182
K’s Holdings Corp.	201,700	1,871,230
Kubota Corp.	438,600	5,832,747
Kuraray Co., Ltd.	730,332	8,294,569
Kyoto Financial Group, Inc.	39,500	2,219,585
Kyushu Financial Group, Inc.	213,800	1,332,818
Lixil Corp.	574,540	6,263,433
LY Corp.	2,271,800	5,734,815
Mabuchi Motor Co., Ltd.	31,900	904,478
Makita Corp.	65,300	1,664,785
Marubeni Corp.	1,052,700	15,139,361
Mazda Motor Corp.	935,394	8,795,279
Mebuki Financial Group, Inc.	866,317	2,602,755
Medipal Holdings Corp.	143,600	2,398,943
Mitsubishi Chemical Group Corp.	2,420,600	13,555,488
Mitsubishi Corp.	1,120,500	51,458,137
Mitsubishi Electric Corp.	1,039,300	11,511,940
Mitsubishi Estate Co., Ltd.	995,600	12,582,643
Mitsubishi Gas Chemical Co., Inc.	269,200	3,603,968
Mitsubishi Heavy Industries, Ltd.	103,100	5,236,523
Mitsubishi Logistics Corp.	53,700	1,390,325
Mitsubishi Materials Corp.	82,001	1,303,288
Mitsubishi Motors Corp.	1,117,053	3,559,641
Mitsubishi UFJ Financial Group, Inc.	4,945,134	41,044,824
#Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	553,988	4,653,499
Mitsui Chemicals, Inc.	281,700	6,999,486
Mitsui Fudosan Co., Ltd.	578,600	12,405,257
Mizuho Financial Group, Inc.	1,106,900	18,604,866
MS&AD Insurance Group Holdings, Inc.	234,063	8,489,604
Nagase & Co., Ltd.	7,800	117,094
NEC Corp.	396,100	18,844,468
NGK Insulators, Ltd.	455,300	5,507,673
NH Foods, Ltd.	68,500	2,048,962
Nikon Corp.	314,300	2,938,683
Nippon Electric Glass Co., Ltd.	26,500	526,168
NIPPON EXPRESS HOLDINGS, Inc.	121,400	6,187,636
Nippon Steel Corp.	688,100	14,684,798
Nissan Motor Co., Ltd.	2,096,500	7,854,694
Nisshin Seifun Group, Inc.	130,300	1,959,082
Niterra Co., Ltd.	280,400	6,202,516
Nomura Holdings, Inc.	1,592,000	6,095,948
#Nomura Holdings, Inc., Sponsored ADR	832,757	3,222,769
Nomura Real Estate Holdings, Inc.	172,000	3,980,719
NSK, Ltd.	680,114	3,616,467
Obayashi Corp.	960,600	8,169,651
Oji Holdings Corp.	1,881,500	7,993,378
Otsuka Holdings Co., Ltd.	109,900	3,664,664
PALTAC Corp.	700	22,464
Panasonic Holdings Corp.	2,190,000	18,929,050
Resona Holdings, Inc.	2,275,220	12,071,308
Resonac Holdings Corp.	327,058	5,231,589
Ricoh Co., Ltd.	973,600	7,794,843

6

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Rinnai Corp.	118,600	$2,164,159
Rohm Co., Ltd.	261,800	4,124,631
Sankyo Co., Ltd.	43,300	1,785,237
Sankyu, Inc.	13,900	414,582
SBI Holdings, Inc.	221,600	4,721,867
Seibu Holdings, Inc.	54,300	526,883
Seiko Epson Corp.	519,394	7,121,540
Seino Holdings Co., Ltd.	145,200	2,099,214
Sekisui Chemical Co., Ltd.	31,200	423,156
Sekisui House, Ltd.	877,400	17,027,162
Shimizu Corp.	492,300	3,481,484
Shizuoka Financial Group, Inc.	292,600	2,466,268
Sohgo Security Services Co., Ltd.	255,400	1,486,749
Sojitz Corp.	320,960	6,582,599
Sompo Holdings, Inc.	110,160	4,733,145
Subaru Corp.	863,400	14,591,913
SUMCO Corp.	624,100	7,974,073
Sumitomo Bakelite Co., Ltd.	700	30,705
Sumitomo Chemical Co., Ltd.	2,119,200	5,345,402
Sumitomo Corp.	1,072,617	20,812,077
Sumitomo Electric Industries, Ltd.	1,539,300	15,947,451
Sumitomo Forestry Co., Ltd.	282,100	6,582,861
Sumitomo Heavy Industries, Ltd.	193,377	4,370,758
Sumitomo Metal Mining Co., Ltd.	369,200	10,277,970
Sumitomo Mitsui Financial Group, Inc.	619,427	29,530,608
#Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	881,500	8,524,105
Sumitomo Mitsui Trust Holdings, Inc.	343,500	12,724,322
Sumitomo Realty & Development Co., Ltd.	485,500	12,034,514
Sumitomo Rubber Industries, Ltd.	327,400	3,274,108
Suzuken Co., Ltd.	75,200	2,291,081
Suzuki Motor Corp.	252,600	9,647,320
Taiheiyo Cement Corp.	137,599	2,333,673
Taisei Corp.	134,299	4,521,711
Takashimaya Co., Ltd.	274,300	3,700,320
Takeda Pharmaceutical Co., Ltd.	1,349,094	36,193,793
TDK Corp.	77,300	2,836,894
Teijin, Ltd.	33,000	295,909
THK Co., Ltd.	221,500	3,905,081
Toda Corp.	170,100	938,529
Tokyo Tatemono Co., Ltd.	380,000	4,990,723
Tokyu Fudosan Holdings Corp.	1,561,400	8,988,270
Toray Industries, Inc.	2,228,400	10,664,890
Tosoh Corp.	518,600	6,292,235
Toyo Seikan Group Holdings, Ltd.	83,800	1,397,174
Toyo Tire Corp.	212,800	3,113,769
Toyoda Gosei Co., Ltd.	124,800	2,443,342
Toyota Boshoku Corp.	162,900	2,793,432
Toyota Motor Corp.	3,705,940	63,378,683
Toyota Tsusho Corp.	254,200	13,270,198
Yamada Holdings Co., Ltd.	1,127,000	3,555,618
Yamaha Motor Co., Ltd.	489,700	11,760,302
Yamazaki Baking Co., Ltd.	15,400	325,907
Yokohama Rubber Co., Ltd. (The)	228,900	4,166,284
Zeon Corp.	280,300	2,290,411

TOTAL JAPAN		1,181,765,877

NETHERLANDS — (3.5%)
ΩABN AMRO Bank NV	343,569	4,606,607
Aegon, Ltd.	839,891	4,056,674

7

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
Aegon, Ltd.	321,336	$1,556,972
Akzo Nobel NV	217,416	14,537,757
ArcelorMittal SA	118,808	2,622,122
ArcelorMittal SA, Sponsored NVDR	659,243	14,516,531
ASR Nederland NV	145,132	5,399,861
Coca-Cola Europacific Partners PLC	68,358	3,981,234
Heineken NV	213,065	19,084,347
ING Groep NV	2,272,198	28,887,923
JDE Peet’s NV	113,159	3,138,554
Koninklijke Ahold Delhaize NV	1,750,551	51,809,515
Koninklijke KPN NV	1,153,425	3,870,881
*Koninklijke Philips NV	264,512	5,004,110
#*Koninklijke Philips NV, Sponsored NVDR	307,549	5,831,131
NN Group NV	268,921	8,601,424
*Prosus NV	226,599	6,330,411
Randstad NV	198,498	10,247,278

TOTAL NETHERLANDS		194,083,332

NEW ZEALAND — (0.2%)
Auckland International Airport, Ltd.	793,402	3,387,274
Chorus, Ltd.	135,016	563,467
EBOS Group, Ltd.	70,566	1,436,152
Fletcher Building, Ltd.	1,398,635	3,514,383
Genesis Energy, Ltd.	38,846	52,194
Mercury NZ, Ltd.	241,701	829,452
#Port of Tauranga, Ltd.	5,429	16,105
Ryman Healthcare, Ltd.	331,444	1,095,013
Summerset Group Holdings, Ltd.	102,438	580,338

TOTAL NEW ZEALAND		11,474,378

NORWAY — (1.0%)
*Adevinta ASA	243,024	2,132,935
#Aker ASA, A Shares	21,755	1,304,712
#Aker BP ASA	293,710	8,441,892
Austevoll Seafood ASA	17,528	119,712
ΩBW LPG, Ltd.	157,313	2,224,859
DNB Bank ASA	669,379	12,061,369
Frontline PLC	39,577	883,173
Golden Ocean Group, Ltd.	177,714	1,312,370
Hafnia, Ltd.	295,091	1,936,157
Hoegh Autoliners ASA	13,930	112,595
#Leroy Seafood Group ASA	107,083	423,666
Norsk Hydro ASA	1,163,756	6,633,546
SpareBank 1 SR-Bank ASA	167,259	1,814,566
Stolt-Nielsen, Ltd.	60,762	1,998,804
Storebrand ASA	533,562	4,448,380
Subsea 7 SA	171,161	2,242,986
TGS ASA	95,619	1,302,686
Wallenius Wilhelmsen ASA	196,683	1,650,512
Yara International ASA	150,797	4,926,815

TOTAL NORWAY		55,971,735

PORTUGAL — (0.1%)
EDP Renovaveis SA	187,818	3,015,586
Galp Energia SGPS SA	191,117	2,870,583

TOTAL PORTUGAL		5,886,169

SINGAPORE — (1.2%)
CapitaLand Investment, Ltd.	1,365,900	2,931,094
City Developments, Ltd.	839,200	3,871,205
Hongkong Land Holdings, Ltd.	653,100	2,070,327

8

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Keppel Corp., Ltd.	2,182,100	$9,890,764
Keppel REIT	436,420	253,242
Olam Group, Ltd.	263,070	190,095
Oversea-Chinese Banking Corp., Ltd.	1,962,737	18,165,399
*Seatrium, Ltd.	41,834,416	3,419,915
Singapore Airlines, Ltd.	1,355,900	6,046,895
Singapore Land Group, Ltd.	108,001	156,083
United Overseas Bank, Ltd.	402,200	7,932,152
UOL Group, Ltd.	571,207	2,459,853
Wilmar International, Ltd.	3,558,600	9,246,827

TOTAL SINGAPORE		66,633,851

SPAIN — (2.5%)
Banco Bilbao Vizcaya Argentaria SA	2,435,315	19,105,254
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,477,471	11,568,598
Banco de Sabadell SA	1,844,233	2,282,703
Banco Santander SA	12,015,119	44,018,310
Banco Santander SA, Sponsored ADR	6,290,465	22,834,388
CaixaBank SA	2,248,358	9,113,969
Repsol SA	2,213,525	32,346,426
Telefonica SA	230,783	889,400
#Telefonica SA, Sponsored ADR	61,845	236,867

TOTAL SPAIN		142,395,915

SWEDEN — (2.5%)
Billerud Aktiebolag	130,226	1,206,374
Boliden AB	451,869	11,556,933
ΩDometic Group AB	191,697	1,178,734
#*Embracer Group AB	5,621	9,109
Essity AB, Class B	32,045	729,374
Getinge AB, B Shares	153,137	2,746,766
Hexagon AB, Class B	8,346	67,753
Hexpol AB	22,049	194,783
Holmen AB, B Shares	82,239	3,096,664
Husqvarna AB, B Shares	634,062	4,091,766
Loomis AB	130,527	3,380,981
*Millicom International Cellular SA	250,793	3,928,233
Saab AB, Class B	47,813	2,447,856
Securitas AB, Class B	712,824	5,694,859
Skandinaviska Enskilda Banken AB, Class A	1,227,050	13,651,400
Skanska AB, Class B	289,367	4,334,295
SKF AB, B Shares	723,362	11,660,394
SSAB AB, Class A	354,420	2,120,306
SSAB AB, Class B	1,136,638	6,584,222
Svenska Cellulosa AB SCA, Class A	4,705	64,178
Svenska Cellulosa AB SCA, Class B	256,695	3,514,072
Svenska Handelsbanken AB, Class A	609,550	5,182,947
#Svenska Handelsbanken AB, Class B	10,738	110,526
Swedbank AB, Class A	451,441	7,384,178
*Swedish Orphan Biovitrum AB	3,188	65,457
Tele2 AB, B Shares	374,717	2,654,259
Telefonaktiebolaget LM Ericsson, Class B	2,572,917	11,516,657
Telia Co. AB	2,289,068	4,837,250
Trelleborg AB, Class B	262,154	6,607,436
Volvo AB, Class A	105,627	2,112,039
Volvo AB, Class B	805,525	15,926,434
#*Volvo Car AB, Class B	456,307	1,564,635

TOTAL SWEDEN		140,220,870

9

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
SWITZERLAND — (9.5%)
#Alcon, Inc.	211,923	$15,114,348
Alcon, Inc.	98,795	7,036,857
Baloise Holding AG, Registered	35,344	5,056,633
Banque Cantonale Vaudoise, Registered	17,360	1,957,185
Barry Callebaut AG, Registered	3,966	5,992,253
Cie Financiere Richemont SA, Registered	366,359	43,034,753
DSM-Firmenich AG	107,227	9,700,719
Holcim AG	537,247	33,106,765
Julius Baer Group, Ltd.	345,884	20,371,828
#Logitech International SA, Class R Sponsored	1,290	101,433
Lonza Group AG, Registered	62,844	21,876,797
Novartis AG, Registered	352,320	32,729,117
Novartis AG, Sponsored ADR	1,040,186	97,340,606
*Sandoz Group AG	70,917	1,842,962
#*Sandoz Group AG, ADR	209,363	5,405,753
Schindler Holding AG, Registered	3,603	698,785
SIG Group AG	321,128	7,053,842
Swatch Group AG (The)	13,537	3,453,976
Swatch Group AG (The)	27,568	1,329,856
Swiss Life Holding AG	32,983	21,086,214
Swiss Prime Site AG, Registered	11,360	1,053,551
Swiss Re AG	251,357	27,377,074
Swisscom AG, Registered	45,975	27,482,446
#UBS Group AG	1,068,765	25,073,227
UBS Group AG	1,583,959	36,933,806
Zurich Insurance Group AG	164,757	77,956,556

TOTAL SWITZERLAND		530,167,342

UNITED KINGDOM — (13.7%)
Anglo American PLC	693,087	17,632,046
Associated British Foods PLC	197,209	4,848,264
Aviva PLC	2,792,389	13,472,320
Barclays PLC	3,059,922	4,886,370
Barclays PLC, Sponsored ADR	3,676,929	23,642,653
Barratt Developments PLC	705,121	3,541,434
BP PLC	2,092,375	12,760,923
BP PLC, Sponsored ADR	1,000,257	36,589,401
British American Tobacco PLC	1,169,703	34,831,345
#British American Tobacco PLC, Sponsored ADR	39,605	1,182,605
BT Group PLC	12,110,231	16,568,724
*Carnival PLC	2,072	21,055
Centrica PLC	1,903,288	3,632,899
CRH PLC	467,300	25,033,261
CRH PLC	28,518	1,529,888
DCC PLC	23,461	1,299,593
DS Smith PLC	2,071,996	7,170,650
Glencore PLC	5,957,425	31,457,025
HSBC Holdings PLC	974,230	7,002,020
HSBC Holdings PLC, Sponsored ADR	2,118,233	76,955,405
Investec PLC	376,398	2,083,183
J Sainsbury PLC	2,890,494	9,024,683
Kingfisher PLC	2,562,334	6,523,209
Lloyds Banking Group PLC	58,755,221	28,475,713
Lloyds Banking Group PLC, Sponsored ADR	3,745,886	7,154,642
*Marks & Spencer Group PLC	1,310,064	3,446,449
Melrose Industries PLC	962,735	5,455,615
Mondi PLC	546,185	8,808,153
NatWest Group PLC	2,408,263	5,207,529
#NatWest Group PLC, ADR	1,653,479	7,258,773

10

DIMENSIONAL INTERNATIONAL VALUE ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Pearson PLC	1,326	$15,312
Phoenix Group Holdings PLC	497,459	2,739,314
Shell PLC	1,055,892	33,908,727
Shell PLC, ADR	3,720,877	242,377,928
Standard Chartered PLC	1,985,927	15,181,823
Taylor Wimpey PLC	3,027,551	4,070,533
Tesco PLC	5,559,849	18,195,502
Vodafone Group PLC	36,940,171	33,932,422
#Vodafone Group PLC, Sponsored ADR	689,266	6,368,818

TOTAL UNITED KINGDOM		764,286,209

TOTAL COMMON STOCKS		5,468,010,449

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG	53,881	4,564,738
Henkel AG & Co. KGaA	46,753	3,364,386
Porsche Automobil Holding SE	105,607	4,705,080
Volkswagen AG	201,080	21,218,109

TOTAL GERMANY		33,852,313

TOTAL PREFERRED STOCKS		33,852,313

TOTAL INVESTMENT SECURITIES — (98.4%) (Cost $5,169,162,302)		5,501,862,762

SECURITIES LENDING COLLATERAL — (1.6%)
@§The DFA Short Term Investment Fund	7,694,589	89,003,353

TOTAL INVESTMENTS — (100.0%) (Cost $5,258,165,655)		$5,590,866,115

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

11

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (97.2%)
AUSTRALIA — (4.3%)
A2B Australia, Ltd.	73,897	$71,820
Accent Group, Ltd.	252,218	299,423
Acrow Formwork and Construction Services, Ltd.	98,655	54,343
*Adbri, Ltd.	123,359	153,867
AGL Energy, Ltd.	102,745	699,322
*Ainsworth Game Technology, Ltd.	23,526	15,491
*Alkane Resources, Ltd.	225,399	84,913
*Alliance Aviation Services, Ltd.	32,754	62,422
*Allkem, Ltd.	104,974	634,071
ALS, Ltd.	193,126	1,312,044
Altium, Ltd.	37,593	939,706
*Alumina, Ltd.	340,406	168,112
*AMA Group, Ltd.	1	—
AMP, Ltd.	1,498,853	991,707
Ampol, Ltd.	145,840	2,941,916
Ansell, Ltd.	118,756	1,595,544
ANZ Group Holdings, Ltd.	254,564	3,982,700
APA Group	164,658	859,049
#*Appen, Ltd.	24,970	14,229
*»Appen, Ltd. Entitlement	18,124	10,328
#*Arafura Rare Earths, Ltd.	246,414	28,863
ARB Corp., Ltd.	27,607	509,875
#*Ardent Leisure Group, Ltd.	94,000	26,782
Aristocrat Leisure, Ltd.	101,981	2,487,861
#ARN Media, Ltd.	161,613	80,837
ASX, Ltd.	8,339	296,358
Atlas Arteria, Ltd.	246,516	828,796
AUB Group, Ltd.	18,557	316,411
*Audinate Group, Ltd.	4,701	37,265
*Aurelia Metals, Ltd.	1,032,528	62,106
Aurizon Holdings, Ltd.	1,004,906	2,176,003
*Aussie Broadband, Ltd.	229	568
Austal, Ltd.	236,110	254,139
#*Austin Engineering, Ltd.	124,696	20,527
*Australian Agricultural Co., Ltd.	172,205	135,745
#Australian Clinical Labs, Ltd.	37,247	63,438
Australian Ethical Investment, Ltd.	31,109	76,620
#*Australian Strategic Materials, Ltd.	67,649	60,393
Auswide Bank, Ltd.	21,303	69,463
AVJennings, Ltd.	44,901	6,823
*»AVJennings, Ltd.	16,817	2,555
Baby Bunting Group, Ltd.	9,308	10,019
Bank of Queensland, Ltd.	127,867	412,892
Bapcor, Ltd.	97,982	331,280
Base Resources, Ltd.	262,823	22,465
Beach Energy, Ltd.	1,167,756	1,142,322
Beacon Lighting Group, Ltd.	13,371	15,577
Bega Cheese, Ltd.	14,253	25,088
Bell Financial Group, Ltd.	70,162	43,535
Bendigo & Adelaide Bank, Ltd.	213,922	1,178,372
BHP Group, Ltd.	329,932	9,295,919
BHP Group, Ltd.	185,851	5,272,657
#BHP Group, Ltd., Sponsored ADR	229,149	13,075,242

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
BlueScope Steel, Ltd.	286,708	$3,412,758
*Boral, Ltd.	33,034	94,120
*Boss Energy, Ltd.	47,323	129,439
Brambles, Ltd.	325,463	2,701,545
#*Bravura Solutions, Ltd.	129,351	56,510
Breville Group, Ltd.	35,222	472,779
Brickworks, Ltd.	36,673	569,112
Capral, Ltd.	8,246	43,543
*Capricorn Metals, Ltd.	158,730	475,366
carsales.com, Ltd.	130,799	2,288,196
Cedar Woods Properties, Ltd.	22,098	61,982
Challenger, Ltd.	138,219	511,955
Champion Iron, Ltd.	224,743	1,013,151
Cleanaway Waste Management, Ltd.	641,939	910,436
#Clinuvel Pharmaceuticals, Ltd.	12,690	118,030
Clover Corp., Ltd.	13,880	7,821
Cobram Estate Olives, Ltd.	12,245	9,807
Cochlear, Ltd.	7,929	1,209,080
Codan, Ltd.	57,506	283,270
Coles Group, Ltd.	169,641	1,640,128
Collins Foods, Ltd.	69,507	400,037
Commonwealth Bank of Australia	136,280	8,331,769
Computershare, Ltd.	115,324	1,810,106
#*Core Lithium, Ltd.	41,068	9,361
Corporate Travel Management, Ltd.	44,038	461,181
Costa Group Holdings, Ltd.	139,711	274,221
CSL, Ltd.	43,519	6,402,203
CSR, Ltd.	484,444	1,720,736
Data#3, Ltd.	81,700	350,202
#*De Grey Mining, Ltd.	162,364	122,847
*Deep Yellow, Ltd.	34,516	27,426
#Dicker Data, Ltd.	26,392	176,459
Domain Holdings Australia, Ltd.	94,556	202,355
Domino’s Pizza Enterprises, Ltd.	27,009	868,721
Downer EDI, Ltd.	456,487	1,089,626
Eagers Automotive, Ltd.	68,443	557,719
*Earlypay, Ltd.	68,079	9,483
Elders, Ltd.	76,395	286,832
Emeco Holdings, Ltd.	209,376	76,226
#*Emerald Resources NL	166,464	272,978
#*EML Payments, Ltd.	269,686	192,950
Endeavour Group, Ltd.	166,657	521,265
*Energy World Corp., Ltd.	283,308	5,023
Enero Group, Ltd.	58,386	55,820
EQT Holdings, Ltd.	7,695	121,803
Estia Health, Ltd.	216,332	417,762
Evolution Mining, Ltd.	677,105	1,530,496
EVT, Ltd.	51,105	336,192
Fenix Resources, Ltd.	152,080	22,147
*FleetPartners Group, Ltd.	89,041	139,814
Fleetwood, Ltd.	42,337	44,498
#Flight Centre Travel Group, Ltd.	33,240	392,086
Fortescue Metals Group, Ltd.	327,063	4,617,896
G8 Education, Ltd.	491,625	295,710
#*Genesis Minerals, Ltd.	84,152	77,790
Gold Road Resources, Ltd.	568,483	682,079
GR Engineering Services, Ltd.	33,820	45,182
GrainCorp., Ltd., Class A	142,106	624,424

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Grange Resources, Ltd.	24,597	$6,463
GUD Holdings, Ltd.	81,882	551,617
GWA Group, Ltd.	73,751	80,083
Hansen Technologies, Ltd.	79,059	259,793
#Harvey Norman Holdings, Ltd.	430,835	1,001,117
*Healius, Ltd.	547,395	627,317
Helia Group, Ltd.	200,881	460,421
Helloworld Travel, Ltd.	11,322	16,846
*Hillgrove Resources, Ltd.	545,794	20,389
Horizon Oil, Ltd.	145,313	14,261
HUB24, Ltd.	5,916	113,233
IDP Education, Ltd.	44,437	609,131
IGO, Ltd.	235,423	1,417,546
Iluka Resources, Ltd.	267,259	1,225,120
*Image Resources NL	65,484	2,695
Imdex, Ltd.	175,103	182,930
Incitec Pivot, Ltd.	1,029,410	1,785,858
Infomedia, Ltd.	148,047	134,043
Inghams Group, Ltd.	232,543	541,825
Insignia Financial, Ltd.	318,729	415,716
Insurance Australia Group, Ltd.	297,392	1,067,629
Integral Diagnostics, Ltd.	37,206	62,897
InvoCare, Ltd.	50,523	404,977
IPD Group, Ltd.	12,329	29,195
IPH, Ltd.	62,099	268,149
IRESS, Ltd.	54,130	171,020
IVE Group, Ltd.	92,981	108,912
*James Hardie Industries PLC	62,611	1,549,616
*James Hardie Industries PLC, Sponsored ADR	6,180	153,697
JB Hi-Fi, Ltd.	64,166	1,835,113
Johns Lyng Group, Ltd.	91,178	352,150
Jumbo Interactive, Ltd.	8,083	70,932
Jupiter Mines, Ltd.	450,096	54,146
*Karoon Energy, Ltd.	458,864	732,137
Kelly Partners Group Holdings, Ltd.	8,218	21,333
Kelsian Group, Ltd.	44,522	169,699
Lendlease Corp., Ltd.	228,562	898,677
Lifestyle Communities, Ltd.	37,331	368,015
Lindsay Australia, Ltd.	19,003	11,611
Lottery Corp., Ltd. (The)	405,792	1,163,884
Lovisa Holdings, Ltd.	36,986	405,595
Lycopodium, Ltd.	6,098	35,289
#*Lynas Rare Earths, Ltd.	274,130	1,223,640
MA Financial Group, Ltd.	23,590	63,926
Macmahon Holdings, Ltd.	503,981	49,460
Macquarie Group, Ltd.	31,077	3,167,516
*Macquarie Technology Group, Ltd.	1,027	40,523
Mader Group, Ltd.	7,091	28,285
Magellan Financial Group, Ltd.	85,739	352,315
McMillan Shakespeare, Ltd.	51,369	545,109
McPherson’s, Ltd.	38,369	9,596
Medibank Pvt, Ltd.	576,152	1,251,235
*Megaport, Ltd.	13,079	78,752
*Metals X, Ltd.	112,149	19,882
Metcash, Ltd.	502,527	1,170,887
Michael Hill International, Ltd.	12,057	6,260
Mineral Resources, Ltd.	149,696	5,474,510
*MMA Offshore, Ltd.	243,627	195,130

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Monadelphous Group, Ltd.	42,239	$375,749
Monash IVF Group, Ltd.	158,537	130,491
*Mount Gibson Iron, Ltd.	279,016	87,446
Myer Holdings, Ltd.	583,822	184,824
MyState, Ltd.	12,838	23,654
*Nanosonics, Ltd.	31,424	74,213
National Australia Bank, Ltd.	416,910	7,404,284
Netwealth Group, Ltd.	73,989	594,948
New Hope Corp., Ltd.	444,442	1,623,674
»Newcrest Mining, Ltd.	15,013	224,592
Newcrest Mining, Ltd.	4,138	62,070
»Newcrest Mining, Ltd.	161,559	2,421,446
*NEXTDC, Ltd.	96,381	717,030
nib holdings, Ltd.	254,825	1,168,123
Nick Scali, Ltd.	38,401	262,101
Nickel Industries, Ltd.	896,629	422,938
Nine Entertainment Co. Holdings, Ltd.	1,075,361	1,256,199
Northern Star Resources, Ltd.	335,905	2,486,216
NRW Holdings, Ltd.	263,549	417,166
Nufarm, Ltd.	178,920	490,518
*Nuix, Ltd.	62,970	55,817
Objective Corp., Ltd.	8,786	59,022
*OFX Group, Ltd.	77,686	75,748
#*Omni Bridgeway, Ltd.	65,581	63,115
oOh!media, Ltd.	206,499	170,622
Orica, Ltd.	138,852	1,288,825
Origin Energy, Ltd.	346,686	2,004,079
Orora, Ltd.	816,876	1,272,328
#*Pact Group Holdings, Ltd.	32,796	14,432
*Paladin Energy, Ltd.	310,418	185,732
*Pantoro, Ltd.	759,100	15,380
Peet, Ltd.	137,446	102,688
#PeopleIN, Ltd.	602	574
#*Perenti, Ltd.	271,764	183,252
Perpetual, Ltd.	59,820	725,306
Perseus Mining, Ltd.	966,562	1,043,427
*PEXA Group, Ltd.	48,306	332,459
#Pilbara Minerals, Ltd.	428,948	996,732
Pinnacle Investment Management Group, Ltd.	12,161	59,596
Platinum Asset Management, Ltd.	133,430	95,042
#*Praemium, Ltd.	68,361	24,022
Premier Investments, Ltd.	59,991	862,603
Pro Medicus, Ltd.	18,947	894,206
Propel Funeral Partners, Ltd.	27,473	77,580
PSC Insurance Group, Ltd.	10,069	28,370
PWR Holdings, Ltd.	31,302	194,622
*Qantas Airways, Ltd.	301,963	938,735
QBE Insurance Group, Ltd.	265,657	2,623,939
Qube Holdings, Ltd.	449,854	757,637
Ramelius Resources, Ltd.	1,656,894	1,736,203
Ramsay Health Care, Ltd.	21,473	661,837
REA Group, Ltd.	7,142	649,852
*ReadyTech Holdings, Ltd.	8,760	19,912
*Red 5, Ltd.	599,652	121,495
Reece, Ltd.	16,298	180,172
Regis Healthcare, Ltd.	82,922	131,256
Regis Resources, Ltd.	596,666	653,560
Reject Shop, Ltd. (The)	10,134	33,365

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Reliance Worldwide Corp., Ltd.	349,574	$772,454
*Resolute Mining, Ltd.	1,084,123	247,109
Ridley Corp., Ltd.	167,734	234,704
Rio Tinto, Ltd.	72,896	5,426,815
*RPMGlobal Holdings, Ltd.	29,273	26,689
*<»Salmat, Ltd.	11,000	—
*Sandfire Resources, Ltd.	393,962	1,489,143
Santos, Ltd.	1,216,509	5,907,702
SEEK, Ltd.	61,524	802,843
Select Harvests, Ltd.	38,352	93,974
#Servcorp, Ltd.	17,667	33,558
Service Stream, Ltd.	324,179	180,624
Seven Group Holdings, Ltd.	57,675	1,012,982
*Seven West Media, Ltd.	240,293	40,318
SG Fleet Group, Ltd.	45,831	73,416
Shaver Shop Group, Ltd.	70,806	45,952
#*Sierra Rutile Holdings, Ltd.	190,384	20,492
Sigma Healthcare, Ltd.	1,043,934	426,325
*Silver Lake Resources, Ltd.	1,010,769	671,969
#*Silver Mines, Ltd.	83,527	9,255
Sims, Ltd.	118,701	937,944
SmartGroup Corp., Ltd.	29,634	160,985
Sonic Healthcare, Ltd.	191,934	3,493,797
South32, Ltd.	1,709,931	3,594,385
#South32, Ltd., Sponsored ADR	41,219	441,455
Southern Cross Electrical Engineering, Ltd.	74,448	37,474
Southern Cross Media Group, Ltd.	214,520	122,920
*<»SpeedCast International, Ltd.	148,941	—
SRG Global, Ltd.	36,481	14,321
*St. Barbara, Ltd.	253,500	28,088
*Stanmore Resources, Ltd.	82,075	197,471
*Star Entertainment Group, Ltd. (The)	1,541,535	517,294
Steadfast Group, Ltd.	307,738	1,052,162
#*Strike Energy, Ltd.	245,472	60,614
Suncorp Group, Ltd.	183,744	1,556,600
»Sunland Group, Ltd.	45,535	2,105
Super Retail Group, Ltd.	112,604	939,674
*Superloop, Ltd.	212,776	82,179
Tabcorp Holdings, Ltd.	1,374,756	674,583
Technology One, Ltd.	161,855	1,487,992
Telstra Group, Ltd.	754,417	1,819,887
Telstra Group, Ltd., ADR	600	7,194
#*Temple & Webster Group, Ltd.	7,022	24,853
*»Ten Sixty Four, Ltd.	96,557	12,838
Terracom, Ltd.	144,660	33,889
TPG Telecom, Ltd.	84,086	275,779
Transurban Group	137,659	1,030,220
»Treasury Wine Estates, Ltd.	147,988	1,133,756
#*Tuas, Ltd.	100,097	131,823
*Tyro Payments, Ltd.	37,623	20,486
*»United Malt Grp, Ltd.	174,194	551,456
Ventia Services Group Pty, Ltd.	9,631	16,769
ΩViva Energy Group, Ltd.	633,795	1,135,646
*Webjet, Ltd.	63,300	244,078
Wesfarmers, Ltd.	108,702	3,477,032
*West African Resources, Ltd.	237,509	111,281
*Westgold Resources, Ltd.	546,533	723,220
Westpac Banking Corp.	271,036	3,535,103

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Whitehaven Coal, Ltd.	717,022	$3,359,480
WiseTech Global, Ltd.	12,343	454,520
Woodside Energy Group, Ltd.	389,942	8,458,537
Woodside Energy Group, Ltd.	33,561	728,560
#Woodside Energy Group, Ltd., Sponsored ADR	64,575	1,405,144
Woolworths Group, Ltd.	100,323	2,237,164
Worley, Ltd.	102,262	1,061,209
*Xero, Ltd.	4,810	324,920
XRF Scientific, Ltd.	25,875	16,137
#Yancoal Australia, Ltd.	284,425	869,807

TOTAL AUSTRALIA		241,798,738

AUSTRIA — (0.3%)
Addiko Bank AG	1,524	20,458
Agrana Beteiligungs AG	6,488	103,210
ANDRITZ AG	46,144	2,116,809
AT&S Austria Technologie & Systemtechnik AG	19,046	476,719
ΩBAWAG Group AG	33,750	1,496,163
CA Immobilien Anlagen AG	11,702	394,573
*»CA Immobilien Anlagen AG	10,074	–
DO & CO AG	4,616	538,656
Erste Group Bank AG	69,080	2,464,353
*Eurotelesites AG	23,471	78,892
*Lenzing AG	7,699	299,067
Mayr Melnhof Karton AG	2,813	330,042
Oesterreichische Post AG	20,834	663,952
OMV AG	67,471	2,949,677
Palfinger AG	3,369	81,370
POLYTEC Holding AG	9,486	40,107
Porr AG	10,497	125,378
Raiffeisen Bank International AG	50,394	728,155
*Rosenbauer International AG	731	23,566
Schoeller-Bleckmann Oilfield Equipment AG	1,594	80,368
Semperit AG Holding	2,415	38,903
Strabag SE	4,628	182,709
Telekom Austria AG	93,887	654,977
UBM Development AG	887	18,939
UNIQA Insurance Group AG	61,754	497,390
Verbund AG	5,458	473,069
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,266	409,053
voestalpine AG	83,772	2,086,176
Wienerberger AG	66,608	1,615,089
Zumtobel Group AG	1,886	11,503

TOTAL AUSTRIA		18,999,323

BELGIUM — (0.8%)
Ackermans & van Haaren NV	16,824	2,494,960
Ageas SA	101,286	3,881,986
*AGFA-Gevaert NV	40,839	65,700
Anheuser-Busch InBev SA	69,994	3,967,759
#Anheuser-Busch InBev SA, Sponsored ADR	8,388	477,026
*Argenx SE	949	445,475
*Argenx SE, Sponsored ADR	300	140,871
#Atenor	1,886	26,813
Azelis Group NV	4,759	80,988
Barco NV	11,479	175,812
Bekaert SA	26,340	1,063,545
*»ΩBiocartis Group NV	3,607	1,106
bpost SA	75,310	407,567

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
Cie d’Entreprises CFE	5,218	$36,512
Colruyt Group N.V	39,080	1,613,893
Deceuninck NV	64,179	153,313
Deme Group NV	5,218	482,602
D’ieteren Group	10,151	1,503,224
Econocom Group SA	64,162	157,002
Elia Group SA	12,289	1,164,511
Euronav NV	91,996	1,640,289
Euronav NV	24,745	441,767
EVS Broadcast Equipment SA	6,891	193,750
Fagron	44,135	773,472
Greenyard NV	2,603	14,912
Immobel SA	1,348	37,402
Ion Beam Applications	365	3,588
Jensen-Group NV	589	19,424
KBC Group NV	88,299	4,843,952
#Kinepolis Group NV	8,581	421,762
Lotus Bakeries NV	259	1,916,349
Melexis NV	12,465	913,725
*Ontex Group NV	43,951	321,014
*Orange Belgium SA	17,025	243,659
Proximus SADP	141,920	1,173,379
Recticel SA	24,571	220,499
Roularta Media Group NV	1,508	18,968
Shurgard Self Storage, Ltd.	7,928	295,895
Sipef NV	3,029	167,767
Solvay SA, Class A	61,731	6,508,028
Tessenderlo Group SA	18,318	532,461
UCB SA	22,348	1,631,330
Umicore SA	96,217	2,283,205
*Unifiedpost Group SA	491	1,194
Van de Velde NV	4,203	141,941
VGP NV	6,468	524,717
Viohalco SA	23,804	122,282
What’s Cooking BV	320	22,256

TOTAL BELGIUM		43,769,652

BRAZIL — (1.4%)
*3R PETROLEUM OLEO E GAS SA	51,098	328,697
*AES Brasil Energia SA	69,867	139,512
*Allianca Saude e Participacoes SA	182	352
Allied Tecnologia SA	11,600	13,088
Allos SA	147,708	670,733
Alper Consultoria e Corretora de Seguros SA	11,025	72,123
Alupar Investimento SA	38,633	214,500
Ambev SA, Sponsored ADR	72,219	182,714
Ambipar Participacoes e Empreendimentos S/A	12,100	32,751
Arezzo Industria e Comercio SA	7,364	85,263
Auren Energia SA	83,930	223,347
B3 SA—Brasil Bolsa Balcao	221,014	486,467
Banco Bradesco SA	96,502	235,179
#Banco Bradesco SA, Sponsored ADR	248,026	691,993
Banco BTG Pactual SA	154,174	904,928
Banco do Brasil SA	171,260	1,641,963
Banco Santander Brasil SA	37,259	198,892
BB Seguridade Participacoes SA	119,275	727,523
Bemobi Mobile Tech SA	12,000	28,673
Boa Safra Sementes SA	14,990	37,542
BrasilAgro—Co. Brasileira de Propriedades Agricolas	23,306	114,335

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
#*Braskem SA, Sponsored ADR	6,952	$44,423
*BRF SA	584,243	1,236,144
Brisanet Participacoes SA	46,452	27,910
*C&A MODAS SA	111,271	113,853
Caixa Seguridade Participacoes S/A	104,350	223,888
Camil Alimentos SA	71,661	97,907
CCR SA	311,350	739,634
Centrais Eletricas Brasileiras SA	85,938	593,710
*Cia Brasileira de Distribuicao	102,778	73,777
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	33,000	381,957
Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	26,028	300,363
Cia de Saneamento de Minas Gerais Copasa MG	48,755	154,106
Cia de Saneamento do Parana	102,902	443,807
Cia de Saneamento do Parana	31,566	26,727
Cia Energetica de Minas Gerais	48,003	146,589
Cia Paranaense de Energia	72,293	112,676
Cia Siderurgica Nacional SA	367,566	857,144
#Cia Siderurgica Nacional SA, Sponsored ADR	165,744	382,869
Cielo SA	502,927	351,042
*Clear Sale SA	18,500	13,830
*Cogna Educacao SA	3,172,515	1,509,823
*Construtora Tenda S/A	36,977	83,149
Cosan SA	249,253	778,452
CPFL Energia SA	15,500	102,780
CSU Digital SA	18,186	57,699
Cury Construtora e Incorporadora SA	72,608	212,223
Cyrela Brazil Realty SA Empreendimentos e Participacoes	166,692	594,644
ΩDesktop—Sigmanet Comunicacao Multimidia SA	27,795	75,784
Dexco SA	81,693	111,127
Diagnosticos da America SA	15,902	30,555
Dimed SA Distribuidora da Medicamentos	21,200	44,435
Direcional Engenharia SA	36,966	127,252
EcoRodovias Infraestrutura e Logistica SA	78,767	109,646
*Eletromidia SA	3,200	9,613
*Embraer SA	408,900	1,426,245
#*Embraer SA, Sponsored ADR	109,674	1,528,856
Empreendimentos Pague Menos SA	84,575	50,312
Enauta Participacoes SA	94,040	325,028
Energisa S/A	68,145	629,831
*Eneva SA	227,357	487,805
Engie Brasil Energia SA	46,775	364,517
Equatorial Energia SA	271,212	1,699,445
Even Construtora e Incorporadora S/A	40,204	50,624
Ez Tec Empreendimentos e Participacoes S/A	55,933	159,381
Fleury SA	58,252	173,151
Fras-Le SA	17,117	50,777
Gerdau SA, Sponsored ADR	485,212	2,105,820
ΩGPS Participacoes e Empreendimentos SA	146,294	465,890
Grendene SA	71,595	88,021
*Grupo Casas Bahia SA	193,332	17,251
*Grupo Mateus SA	184,358	212,763
*Guararapes Confeccoes SA	43,000	40,331
*ΩHapvida Participacoes e Investimentos S/A	1,779,460	1,302,044
Helbor Empreendimentos SA	8,500	3,944
*Hidrovias do Brasil SA	219,812	172,171
Hypera SA	60,074	360,825
*Infracommerce CXAAS SA	24,600	5,902
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,600	17,468

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
*International Meal Co. Alimentacao SA	62,500	$19,706
Iochpe Maxion SA	9,598	21,469
Irani Papel e Embalagem SA	55,700	119,286
*IRB-Brasil Resseguros SA	60,319	486,690
Itau Unibanco Holding SA	21,503	96,877
Jalles Machado SA	111,591	182,776
JBS S/A	477,960	1,898,382
JHSF Participacoes SA	332,064	282,482
JSL SA	32,225	53,740
Kepler Weber SA	112,500	236,020
Klabin SA	538,074	2,283,320
Lavvi Empreendimentos Imobiliarios SA	67,418	90,372
Localiza Rent a Car SA	216,217	2,181,035
ΩLocaweb Servicos de Internet SA	277,100	298,914
LOG Commercial Properties e Participacoes SA	12,060	49,550
*Log-in Logistica Intermodal SA	14,319	115,960
Lojas Renner SA	170,750	415,109
M Dias Branco SA	23,437	151,460
*Magazine Luiza SA	307,772	81,169
Mahle Metal Leve SA	24,438	176,585
Marcopolo SA	81,500	66,260
*ΩMeliuz SA	17,377	24,603
Melnick Even Desenvolvimento Imobiliario SA	62,585	50,882
Mills Estruturas e Servicos de Engenharia SA	62,157	128,061
Minerva SA	121,484	182,358
*Moura Dubeux Engenharia S/A	49,000	99,399
Movida Participacoes SA	107,468	186,465
*MPM Corporeos SA	234,540	50,229
*MRV Engenharia e Participacoes SA	212,259	347,241
*Multilaser Industrial SA	220,890	77,528
Multiplan Empreendimentos Imobiliarios SA	9,000	44,152
*Natura & Co. Holding SA	248,360	627,918
Neoenergia SA	56,533	196,403
*Oceanpact Servicos Maritimos SA	29,200	26,751
Odontoprev SA	141,199	292,310
*Omega Energia SA	91,653	138,125
*Oncoclinicas do Brasil Servicos Medicos SA	10,900	20,490
*Orizon Valorizacao de Residuos SA	3,600	24,614
Petroleo Brasileiro SA	1,001,074	7,511,529
Petroleo Brasileiro SA, Sponsored ADR	62,275	861,263
Petroreconcavo S/A	199,170	819,113
*Plano & Plano Desenvolvimento Imobiliario SA	23,547	43,097
Porto Seguro SA	136,184	680,785
Portobello SA	22,113	20,434
Positivo Tecnologia SA	3,924	4,879
*PRIO SA	249,325	2,358,279
Qualicorp Consultoria e Corretora de Seguros SA	41,600	23,675
Raia Drogasil SA	170,508	872,319
ΩRede D’Or Sao Luiz SA	89,039	381,721
Romi SA	31,385	71,383
Rumo SA	151,577	670,570
Santos Brasil Participacoes SA	203,494	298,603
*Sao Carlos Empreendimentos e Participacoes SA	3,800	18,748
Sao Martinho S/A	122,929	864,135
Sendas Distribuidora S/A	283,450	614,900
#Sendas Distribuidora S/A, ADR	2,880	31,162
*ΩSer Educacional SA	51,600	63,234
SIMPAR SA	200,700	275,400

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Sinqia SA	7,260	$39,518
SLC Agricola SA	71,905	524,138
Smartfit Escola de Ginastica e Danca SA	18,911	72,637
Suzano SA	159,026	1,626,209
#Suzano SA, Sponsored ADR	10,562	107,944
Tegma Gestao Logistica SA	19,812	96,133
Telefonica Brasil SA	27,800	249,390
#Telefonica Brasil SA, ADR	6,194	55,189
TIM SA	447,468	1,346,042
TIM SA, ADR	6,220	93,860
TOTVS SA	33,995	170,615
Transmissora Alianca de Energia Eletrica S/A	128,678	862,191
Trisul SA	45,487	41,942
Tupy SA	65,500	316,785
Ultrapar Participacoes SA	210,286	852,736
Ultrapar Participacoes SA, Sponsored ADR	58,044	232,757
Unifique Telecomunicacoes S/A	51,572	34,872
Unipar Carbocloro SA	17,611	233,137
Vale SA	616,919	8,440,890
#Vale SA, Sponsored ADR	214,865	2,945,799
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	50,652	158,896
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	85,071	132,085
Veste S.A. Estilo	3,300	8,173
Vibra Energia SA	436,304	1,712,167
Vittia Fertilizantes E Biologicos SA	17,500	31,752
Vivara Participacoes SA	12,800	64,723
Vulcabras Azaleia SA	41,656	147,939
WEG SA	66,314	434,072
Wilson Sons SA	83,283	222,451
XP, Inc.	4,889	98,420
YDUQS Participacoes SA	157,253	552,864
*Zamp SA	136,052	171,313

TOTAL BRAZIL		79,326,074

CANADA — (7.5%)
*5N Plus, Inc.	35,863	85,250
Acadian Timber Corp.	5,553	62,080
ADENTRA, Inc.	10,534	192,734
ADF Group, Inc.	3,400	12,784
*Advantage Energy, Ltd.	175,214	1,270,956
Aecon Group, Inc.	13,184	96,868
Africa Oil Corp.	81,593	150,461
Ag Growth International, Inc.	11,375	398,791
AGF Management, Ltd., Class B	52,960	248,730
Agnico Eagle Mines, Ltd.	96,022	4,498,664
Agnico Eagle Mines, Ltd.	62,428	2,928,498
#*Aimia, Inc.	32,511	75,174
#*Air Canada	46,870	564,837
Alamos Gold, Inc.	188,963	2,337,111
Alamos Gold, Inc.	188,060	2,328,183
#Algoma Central Corp.	4,700	49,734
Algonquin Power & Utilities Corp.	66,146	332,576
Algonquin Power & Utilities Corp.	14,590	73,388
Alimentation Couche-Tard, Inc.	83,579	4,544,843
#AltaGas, Ltd.	101,464	1,882,739
Altius Minerals Corp.	7,200	105,336
Altus Group, Ltd.	9,820	333,169
Amerigo Resources, Ltd.	48,600	41,310
Andlauer Healthcare Group, Inc.	7,843	219,429

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Andrew Peller, Ltd., Class A	11,100	$29,664
ARC Resources, Ltd.	407,127	6,542,772
#*Argonaut Gold, Inc.	115,969	41,768
#*Aritzia, Inc.	33,989	528,106
Atco, Ltd., Class I	21,303	545,523
*ATS Corp.	27,680	931,141
*AutoCanada, Inc.	14,210	245,355
B2Gold Corp.	445,862	1,425,988
B2Gold Corp.	251,886	813,592
Badger Infrastructure Solutions, Ltd.	21,313	563,894
#*Ballard Power Systems, Inc.	66,846	222,597
#*Ballard Power Systems, Inc.	23,786	79,330
Bank of Montreal	38,230	2,885,735
Bank of Montreal	68,001	5,137,476
Bank of Nova Scotia (The)	134,408	5,439,492
Bank of Nova Scotia (The)	73,646	2,978,731
Barrick Gold Corp.	276,795	4,423,184
*Bausch + Lomb Corp.	5,515	89,012
*Bausch Health Cos., Inc.	44,276	301,074
*Bausch Health Cos., Inc.	85,246	581,378
Baytex Energy Corp.	285,887	1,235,600
BCE, Inc.	10,344	383,583
BCE, Inc.	9,177	340,742
#Birchcliff Energy, Ltd.	186,521	1,029,174
Bird Construction, Inc.	13,307	102,181
Black Diamond Group, Ltd.	28,516	128,997
*BlackBerry, Ltd.	37,908	136,259
*Bombardier, Inc., Class A	600	19,267
#*Bombardier, Inc., Class B	28,041	898,645
Boralex, Inc., Class A	30,309	563,497
Boyd Group Services, Inc.	12,680	2,159,505
#Brookfield Asset Management, Ltd., Class A	4,463	127,954
#Brookfield Corp.	101,582	2,961,115
Brookfield Corp.	13,542	394,091
#Brookfield Infrastructure Corp., Class A	30,862	793,864
Brookfield Infrastructure Corp., Class A	1,009	25,992
BRP, Inc.	1,754	118,606
#BRP, Inc.	10,431	704,266
*CAE, Inc.	24,055	501,787
*CAE, Inc.	27,756	579,012
Calian Group, Ltd.	2,100	75,136
*Calibre Mining Corp.	8,694	9,018
#Cameco Corp.	37,654	1,540,425
Canaccord Genuity Group, Inc.	55,974	289,093
#Canacol Energy, Ltd.	8,514	42,072
#*Canada Goose Holdings, Inc.	27,126	301,099
Canadian Imperial Bank of Commerce	49,154	1,733,662
Canadian Imperial Bank of Commerce	114,473	4,033,045
#Canadian National Railway Co.	73,394	7,763,617
Canadian National Railway Co.	2,426	256,414
#Canadian Natural Resources, Ltd.	323,496	20,551,701
Canadian Natural Resources, Ltd.	368	23,343
Canadian Pacific Kansas City, Ltd.	19,709	1,397,838
Canadian Pacific Kansas City, Ltd.	11,836	840,001
Canadian Tire Corp., Ltd., Class A	29,696	2,861,255
Canadian Utilities, Ltd., Class A	32,182	680,151
Canadian Utilities, Ltd., Class B	600	13,977
Canadian Western Bank	61,057	1,208,605

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Canfor Corp.	23,682	$241,895
Capital Power Corp.	44,948	1,149,076
*Capstone Copper Corp.	216,077	734,654
Cardinal Energy, Ltd.	110,457	590,377
Cascades, Inc.	98,684	798,997
CCL Industries, Inc.	38,580	1,506,795
*Celestica, Inc.	6,192	144,380
*Celestica, Inc.	70,887	1,655,211
Cenovus Energy, Inc.	130,052	2,475,040
#Cenovus Energy, Inc.	192,667	3,676,086
Centerra Gold, Inc.	130,385	662,139
CES Energy Solutions Corp.	198,395	518,764
*CGI, Inc.	20,125	1,940,251
*CGI, Inc.	27,492	2,651,272
CI Financial Corp.	60,328	546,244
*Cineplex, Inc.	6,144	36,910
Cogeco Communications, Inc.	7,627	300,081
Cogeco, Inc.	4,473	151,887
*Colabor Group, Inc.	23,800	20,058
Colliers International Group, Inc.	1,809	163,810
Colliers International Group, Inc.	11,613	1,053,648
Computer Modelling Group, Ltd.	40,524	267,387
*Conifex Timber, Inc.	10,794	4,743
Constellation Software, Inc.	1,839	3,682,650
Corby Spirit and Wine, Ltd.	5,700	54,116
#Corus Entertainment, Inc., Class B	71,026	32,744
Crescent Point Energy Corp.	316,722	2,536,943
Crescent Point Energy Corp.	53,200	426,137
*Crew Energy, Inc.	145,698	649,646
#*Cronos Group, Inc.	121,709	220,293
Definity Financial Corp.	21,313	588,612
*Denison Mines Corp.	135,070	215,995
*Descartes Systems Group, Inc. (The)	4,318	311,754
*Descartes Systems Group, Inc. (The)	3,375	243,709
Dexterra Group, Inc.	9,391	37,611
Dollarama, Inc.	51,469	3,510,977
Doman Building Materials Group, Ltd.	39,000	189,346
#*Dorel Industries, Inc., Class B	19,250	74,878
DREAM Unlimited Corp.	23,830	290,612
Dundee Precious Metals, Inc.	110,158	721,294
Dye & Durham, Ltd.	10,293	59,982
Dynacor Group, Inc.	16,220	38,556
E-L Financial Corp., Ltd.	384	235,304
*Eldorado Gold Corp.	38,321	414,250
#*Eldorado Gold Corp.	41,979	453,582
Emera, Inc.	34,612	1,132,416
Empire Co., Ltd., Class A	105,154	2,878,338
Enbridge, Inc.	74,645	2,391,626
Enbridge, Inc.	58,293	1,866,048
Endeavour Mining PLC	77,599	1,585,798
#*Endeavour Silver Corp.	63,840	136,618
Enerflex, Ltd.	96,318	382,982
#*Energy Fuels, Inc.	31,800	254,034
Enerplus Corp.	83,583	1,411,865
Enerplus Corp.	53,991	912,988
Enghouse Systems, Ltd.	19,482	456,931
*Ensign Energy Services, Inc.	90,115	164,878
EQB, Inc.	17,614	873,182

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Equinox Gold Corp.	103,321	$454,612
*ERO Copper Corp.	33,212	450,243
*ERO Copper Corp.	5,700	77,349
Evertz Technologies, Ltd.	16,065	145,230
Exchange Income Corp.	10,749	330,232
Exco Technologies, Ltd.	21,940	112,999
Extendicare, Inc.	48,839	206,156
Fairfax Financial Holdings, Ltd.	7,977	6,631,152
Finning International, Inc.	147,094	3,937,341
#First Majestic Silver Corp.	28,398	146,250
First Quantum Minerals, Ltd.	166,390	1,926,085
FirstService Corp.	2,408	340,372
FirstService Corp., Class WI	7,966	1,126,950
Fortis, Inc.	26,597	1,054,876
Fortis, Inc.	28,217	1,121,061
#*Fortuna Silver Mines, Inc.	68,299	191,380
*Fortuna Silver Mines, Inc.	110,135	309,479
#Franco-Nevada Corp.	3,934	478,178
Franco-Nevada Corp.	304	36,942
*Frontera Energy Corp.	8,419	71,318
#*Galiano Gold, Inc.	70,680	36,657
Gamehost, Inc.	9,498	61,370
*GDI Integrated Facility Services, Inc.	1,800	48,480
#Gear Energy, Ltd.	54,000	31,896
George Weston, Ltd.	20,810	2,254,810
GFL Environmental, Inc.	1,189	34,216
#GFL Environmental, Inc.	9,528	274,597
Gibson Energy, Inc.	81,354	1,234,741
Gildan Activewear, Inc.	51,209	1,454,848
Gildan Activewear, Inc.	17,142	486,385
*GoGold Resources, Inc.	16,500	15,213
*GoldMoney, Inc.	3,240	19,791
*Gran Tierra Energy, Inc.	80,666	493,676
#Great-West Lifeco, Inc.	76,285	2,111,197
Hammond Power Solutions, Inc.	1,000	51,079
Headwater Exploration, Inc.	146,032	784,728
*Heroux-Devtek, Inc.	16,424	181,010
High Liner Foods, Inc.	9,584	72,972
Hudbay Minerals, Inc.	5,340	23,282
Hudbay Minerals, Inc.	165,086	719,446
ΩHydro One, Ltd.	29,935	775,410
iA Financial Corp., Inc.	72,775	4,229,940
*IAMGOLD Corp.	391,374	1,000,812
#*IAMGOLD Corp.	100,236	254,599
IGM Financial, Inc.	25,471	572,811
*Illumin Holdings, Inc.	17,471	18,877
*Imperial Metals Corp.	12,540	18,969
Imperial Oil, Ltd.	69,897	3,983,430
Imperial Oil, Ltd.	774	44,062
Information Services Corp.	5,400	79,546
Innergex Renewable Energy, Inc.	11,298	69,501
InPlay Oil Corp.	8,900	16,476
Intact Financial Corp.	27,779	3,898,765
*Interfor Corp.	37,468	461,788
*Ivanhoe Mines, Ltd.	15,330	112,856
ΩJamieson Wellness, Inc.	24,035	394,221
*K92 Mining, Inc.	71,019	255,786
*Karora Resources, Inc.	13,050	38,823

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
K-Bro Linen, Inc.	2,429	$55,325
*Kelt Exploration, Ltd.	138,787	787,784
Keyera Corp.	77,574	1,802,097
*Kinaxis, Inc.	4,982	485,981
Kinross Gold Corp.	288,907	1,506,708
Kinross Gold Corp.	123,167	641,700
*Knight Therapeutics, Inc.	40,533	132,847
*Kolibri Global Energy, Inc.	18,600	78,647
KP Tissue, Inc.	5,700	38,760
Lassonde Industries, Inc., Class A	2,100	208,525
Leon’s Furniture, Ltd.	18,487	225,719
#*Lightspeed Commerce, Inc.	76,498	953,165
*Lightspeed Commerce, Inc.	1,465	18,267
*<»Lightstream Resources, Ltd.	52,634	—
Linamar Corp.	32,807	1,416,969
Loblaw Cos., Ltd.	31,075	2,538,827
#*Logan Energy Corp.	56,556	40,739
*Lucara Diamond Corp.	184,114	45,092
*Lumine Group, Inc.	5,304	66,632
Lundin Gold, Inc.	17,890	215,466
Lundin Mining Corp.	509,775	3,180,012
*MAG Silver Corp.	44	440
Magellan Aerospace Corp.	8,300	43,884
Magna International, Inc.	79,582	3,820,165
#Magna International, Inc.	66,445	3,195,340
*Mainstreet Equity Corp.	2,696	261,784
*Major Drilling Group International, Inc.	43,605	230,550
*Mandalay Resources Corp.	13,808	16,710
Manulife Financial Corp.	240,046	4,181,601
#Manulife Financial Corp.	38,882	676,111
#Maple Leaf Foods, Inc.	34,803	692,174
Martinrea International, Inc.	59,624	490,908
*MDA, Ltd.	26,208	216,536
Medical Facilities Corp.	14,778	97,722
*MEG Energy Corp.	168,494	3,325,579
Melcor Developments, Ltd.	2,500	20,205
*<»Mercator Minerals, Ltd.	15,420	–
Methanex Corp.	20,549	847,646
Methanex Corp.	20,621	850,537
Metro, Inc.	35,733	1,813,097
Morguard Corp.	1,000	73,121
MTY Food Group, Inc.	10,276	386,243
Mullen Group, Ltd.	28,744	272,480
National Bank of Canada	137,344	8,530,020
Neo Performance Materials, Inc.	7,121	35,137
*New Gold, Inc.	513,322	624,898
*New Gold, Inc.	65,083	79,401
#*NFI Group, Inc.	11,368	106,126
North American Construction Group, Ltd.	2,192	45,177
North American Construction Group, Ltd.	19,752	406,067
North West Co., Inc. (The)	36,513	930,020
Northland Power, Inc.	50,107	703,465
Nutrien, Ltd.	113,412	6,090,224
*NuVista Energy, Ltd.	148,594	1,439,647
#*Obsidian Energy, Ltd.	61,911	526,244
OceanaGold Corp.	351,819	587,949
Open Text Corp.	18,400	613,665
#Open Text Corp.	37,761	1,261,217

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Organigram Holdings, Inc.	1	$1
Osisko Gold Royalties, Ltd.	27,144	331,418
Osisko Gold Royalties, Ltd.	32,442	396,441
Pan American Silver Corp.	69,443	1,014,562
Pan American Silver Corp.	90,141	1,315,510
Paramount Resources, Ltd., Class A	63,332	1,520,515
Parex Resources, Inc.	142,672	2,731,656
Park Lawn Corp.	10,070	118,308
Parkland Corp.	116,840	3,532,343
Pason Systems, Inc.	37,686	360,776
Pembina Pipeline Corp.	17,842	548,530
Pembina Pipeline Corp.	123,931	3,814,596
Peyto Exploration & Development Corp.	281,301	2,958,397
PHX Energy Services Corp.	12,760	67,649
#Pine Cliff Energy, Ltd.	18,000	19,968
Pizza Pizza Royalty Corp.	18,174	172,936
Polaris Renewable Energy, Inc.	11,721	110,181
Pollard Banknote, Ltd.	3,300	65,964
*Precision Drilling Corp.	4,264	246,887
*Precision Drilling Corp.	8,445	490,232
Premium Brands Holdings Corp.	15,965	1,026,728
Primo Water Corp.	87,022	1,136,507
Primo Water Corp.	23,099	300,998
Quarterhill, Inc.	43,528	47,032
Quebecor, Inc., Class B	54,508	1,123,338
#*Questerre Energy Corp., Class A	32,700	4,947
RB Global, Inc.	27,682	1,810,403
#RB Global, Inc.	7,600	496,813
*Real Matters, Inc.	3,938	13,871
#Restaurant Brands International, Inc.	38,774	2,605,613
Restaurant Brands International, Inc.	9,100	610,600
Richelieu Hardware, Ltd.	31,183	931,728
Rogers Communications, Inc., Class B	42,708	1,580,650
Rogers Communications, Inc., Class B	32,874	1,218,310
Rogers Sugar, Inc.	44,731	165,939
*Roots Corp.	4,000	7,837
Royal Bank of Canada	165,456	13,216,625
Royal Bank of Canada	118,433	9,449,047
Russel Metals, Inc.	65,451	1,628,908
*Sangoma Technologies Corp.	9,500	28,536
Saputo, Inc.	36,539	736,965
Secure Energy Services, Inc.	203,265	1,127,420
*Shawcor, Ltd.	25,580	267,547
*Shopify, Inc., Class A	861	40,617
*Shopify, Inc., Class A	8,774	414,045
Sienna Senior Living, Inc.	15,985	115,490
*SilverCrest Metals, Inc.	7,858	39,054
ΩSleep Country Canada Holdings, Inc.	10,129	159,569
SNC-Lavalin Group, Inc.	62,260	1,727,538
*Source Energy Services, Ltd.	2,200	9,825
Spartan Delta Corp.	28,278	90,848
ΩSpin Master Corp.	15,238	363,868
Sprott, Inc.	3,770	109,196
SSR Mining, Inc.	83,926	1,160,122
#SSR Mining, Inc.	41,679	578,505
Stantec, Inc.	23,553	1,439,562
Stantec, Inc.	9,462	578,791
Stelco Holdings, Inc.	15,516	436,784

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Stella-Jones, Inc.	27,040	$1,414,864
*ΩSTEP Energy Services, Ltd.	5,423	17,071
*Steppe Gold, Ltd.	600	311
StorageVault Canada, Inc.	24,842	76,946
*Strathcona Resources, Ltd.	261	5,106
Sun Life Financial, Inc.	82,467	3,766,268
Sun Life Financial, Inc.	3,430	156,497
Suncor Energy, Inc.	110,773	3,583,516
Suncor Energy, Inc.	321,115	10,404,126
Superior Plus Corp.	72,061	483,781
Supremex, Inc.	9,390	28,408
Surge Energy, Inc.	51,506	353,205
Sylogist, Ltd.	8,900	46,415
*Taiga Building Products, Ltd.	12,900	25,647
Tamarack Valley Energy, Ltd.	325,410	982,149
#*Taseko Mines, Ltd.	81,480	86,865
#TC Energy Corp.	172,484	5,942,074
Teck Resources, Ltd., Class A	700	24,808
#Teck Resources, Ltd., Class B	213,315	7,538,552
Teck Resources, Ltd., Class B	31,238	1,102,584
TECSYS, Inc.	298	5,688
TELUS Corp.	61,435	989,510
TerraVest Industries, Inc.	100	2,358
TFI International, Inc.	17,425	1,927,554
TFI International, Inc.	23,706	2,619,656
#Thomson Reuters Corp.	3,341	400,519
Thomson Reuters Corp.	528	63,177
Tidewater Midstream and Infrastructure, Ltd.	109,000	79,301
TMX Group, Ltd.	53,550	1,114,010
*Torex Gold Resources, Inc.	52,511	505,725
Toromont Industries, Ltd.	33,026	2,483,641
Toronto-Dominion Bank (The)	55,144	3,079,241
Toronto-Dominion Bank (The)	104,220	5,815,149
Total Energy Services, Inc.	15,210	90,718
Tourmaline Oil Corp.	152,759	8,069,020
TransAlta Corp.	38,234	279,873
#TransAlta Corp.	129,834	949,264
*Transat AT, Inc.	9,600	20,815
Transcontinental, Inc., Class A	14,424	106,083
Trican Well Service, Ltd.	151,210	510,841
Tricon Residential, Inc.	8,635	57,162
*Trisura Group, Ltd.	10,379	227,953
Vermilion Energy, Inc.	121,186	1,747,502
Vermilion Energy, Inc.	13,654	196,806
VersaBank	4,000	29,851
*Victoria Gold Corp.	18,400	76,741
*Viemed Healthcare, Inc.	6,272	39,576
*Vitalhub Corp.	10,400	20,864
Wajax Corp.	12,751	274,262
Waste Connections, Inc.	9,526	1,233,617
*Well Health Technologies Corp.	50,653	135,002
*Wesdome Gold Mines, Ltd.	119,567	639,069
West Fraser Timber Co., Ltd.	35,206	2,373,441
West Fraser Timber Co., Ltd.	2,369	159,765
Western Forest Products, Inc.	49,316	25,577
Westshore Terminals Investment Corp.	22,629	381,266
#Wheaton Precious Metals Corp.	18,345	775,076
Wheaton Precious Metals Corp.	240	10,126

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Whitecap Resources, Inc.	518,510	$4,000,174
#*WildBrain, Ltd.	43,806	42,915
Winpak, Ltd.	9,181	249,721
WSP Global, Inc.	20,851	2,725,912
*Yangarra Resources, Ltd.	24,907	31,038
Yellow Pages, Ltd.	6,968	58,374

TOTAL CANADA		415,167,241

CHILE — (0.1%)
Aguas Andinas SA, Class A	595,487	173,095
Banco de Chile	814,938	83,454
Banco de Chile, Sponsored ADR	13,613	278,794
Banco de Credito e Inversiones SA	9,653	230,064
Banco Santander Chile	1,174,867	51,056
Banco Santander Chile, Sponsored ADR	6,102	106,175
Besalco SA	159,422	69,093
CAP SA	23,559	128,356
Cencosud SA	414,693	669,679
Cencosud Shopping SA	72,192	104,441
Cia Cervecerias Unidas SA	2,971	16,835
Cia Sud Americana de Vapores SA	4,717,885	261,141
Clinica Las Condes SA	2,277	44,942
Colbun SA	1,479,249	214,070
Cristalerias de Chile SA	2,000	6,742
Embotelladora Andina SA, Sponsored ADR	6,243	76,290
Empresa Nacional de Telecomunicaciones SA	104,715	351,662
Empresas CMPC SA	336,827	600,204
Empresas Copec SA	36,953	243,843
Empresas Hites SA	15,458	1,582
*Enel Americas SA	1,272,073	130,339
Enel Chile SA	5,050,770	298,130
*Engie Energia Chile SA	40,700	36,178
*Falabella SA	45,282	91,910
Forus SA	24,881	37,402
Grupo Security SA	744,045	168,978
Inversiones Aguas Metropolitanas SA	114,348	81,666
Inversiones La Construccion SA	27,413	158,870
Molibdenos y Metales SA	1,797	7,505
Multiexport Foods SA	175,108	37,459
Parque Arauco SA	118,719	161,703
PAZ Corp. SA	30,769	16,333
*Plaza SA	50,743	61,164
Ripley Corp. SA	420,551	70,743
Salfacorp SA	119,896	47,745
Sigdo Koppers SA	85,947	112,796
SMU SA	1,633,152	281,923
Sociedad Matriz SAAM SA	1,873,505	206,568
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,639	369,728
Socovesa SA	126,028	12,941
SONDA SA	87,228	35,208
Vina Concha y Toro SA	67,203	74,559

TOTAL CHILE		6,211,366

CHINA — (7.6%)
360 Security Technology, Inc., Class A	86,200	105,431
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	57,100	160,986
Ω3SBio, Inc.	2,527,000	2,247,772
*5I5J Holding Group Co., Ltd., Class A	138,900	45,593
AAC Technologies Holdings, Inc.	600,500	1,080,572

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Accelink Technologies Co., Ltd., Class A	21,800	$79,753
ADAMA, Ltd., Class A	28,000	28,297
Addsino Co., Ltd., Class A	41,300	47,757
Advanced Technology & Materials Co., Ltd., Class A	43,000	55,463
AECC Aero-Engine Control Co., Ltd., Class A	14,400	40,697
Aerospace Hi-Tech Holdings Group, Ltd., Class A	32,800	43,245
Agricultural Bank of China, Ltd., Class H	5,487,000	2,026,612
Aier Eye Hospital Group Co., Ltd., Class A	54,384	135,626
*Air China, Ltd., Class H	448,000	304,598
#ΩAK Medical Holdings, Ltd.	48,000	46,622
*Alibaba Group Holding, Ltd.	1,981,300	20,269,798
*Alibaba Group Holding, Ltd., Sponsored ADR	17,587	1,451,631
*Alibaba Health Information Technology, Ltd.	302,000	177,929
*Alibaba Pictures Group, Ltd.	10,350,000	661,376
*ΩA-Living Smart City Services Co., Ltd.	620,250	292,503
Allmed Medical Products Co., Ltd., Class A	11,050	15,321
Aluminum Corp. of China, Ltd., Class H	2,772,000	1,484,380
Amoy Diagnostics Co., Ltd., Class A	11,200	33,133
An Hui Wenergy Co., Ltd., Class A	57,100	49,307
Angel Yeast Co., Ltd., Class A	22,400	106,752
Anhui Anke Biotechnology Group Co., Ltd., Class A	66,200	94,854
Anhui Conch Cement Co., Ltd., Class H	330,000	823,250
Anhui Construction Engineering Group Co., Ltd., Class A	76,700	50,353
Anhui Expressway Co., Ltd., Class H	184,000	177,072
*Anhui Genuine New Materials Co., Ltd., Class A	13,800	16,052
Anhui Guangxin Agrochemical Co., Ltd., Class A	43,408	98,380
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	94,100	119,963
Anhui Honglu Steel Construction Group Co., Ltd., Class A	8,990	30,746
Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	30,500	26,005
*Anhui Jianghuai Automobile Group Corp., Ltd., Class A	48,000	118,332
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	103,400	67,318
Anhui Jinhe Industrial Co., Ltd., Class A	37,900	112,429
Anhui Korrun Co., Ltd., Class A	7,200	14,739
Anhui Kouzi Distillery Co., Ltd., Class A	19,800	135,325
*Anhui Sinonet & Xonglong Science & Technology Co., Ltd., Class A	18,400	15,012
*Anhui Tatfook Technology Co., Ltd., Class A	41,900	64,202
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	25,800	30,431
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	41,100	40,753
Anhui Yingjia Distillery Co., Ltd., Class A	16,900	176,549
Anji Microelectronics Technology Shanghai Co., Ltd., Class A	2,943	77,755
Anjoy Foods Group Co., Ltd., Class A	3,500	61,595
Anker Innovations Technology Co., Ltd., Class A	2,500	31,858
ANTA Sports Products, Ltd.	335,800	3,791,623
*Anton Oilfield Services Group	1,054,000	65,331
*Aoshikang Technology Co., Ltd., Class A	12,800	54,638
*Aotecar New Energy Technology Co., Ltd., Class A	208,100	75,677
*Aowei Holdings, Ltd.	59,000	5,429
ApicHope Pharmaceutical Co., Ltd., Class A	17,427	68,075
*Asia—Potash International Investment Guangzhou Co., Ltd., Class A	36,900	143,287
ΩAsiaInfo Technologies, Ltd.	130,400	134,990
Asymchem Laboratories Tianjin Co., Ltd., Class A	4,400	90,463
#*AustAsia Group, Ltd.	73,848	15,478
Autobio Diagnostics Co., Ltd., Class A	14,200	85,969
AviChina Industry & Technology Co., Ltd., Class H	1,936,000	875,884
AVICOPTER PLC, Class A	3,700	19,130
Bafang Electric Suzhou Co., Ltd., Class A	2,560	16,639
ΩBAIC Motor Corp., Ltd., Class H	1,484,000	432,421
*Baidu, Inc., Class SW	188,200	2,470,176

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Baidu, Inc., Sponsored ADR	33,592	$3,527,160
Bank of Beijing Co., Ltd., Class A	263,910	163,909
Bank of Changsha Co., Ltd., Class A	61,800	61,867
Bank of Chengdu Co., Ltd., Class A	83,200	140,063
Bank of China, Ltd., Class H	11,319,800	3,963,941
Bank of Chongqing Co., Ltd., Class H	183,500	94,745
Bank of Communications Co., Ltd., Class H	1,308,695	774,386
*Bank of Gansu Co., Ltd., Class H	55,000	3,058
Bank of Guiyang Co., Ltd., Class A	137,640	97,671
Bank of Hangzhou Co., Ltd., Class A	83,500	121,689
Bank of Jiangsu Co., Ltd., Class A	244,200	229,497
Bank of Nanjing Co., Ltd., Class A	159,100	169,890
Bank of Ningbo Co., Ltd., Class A	30,500	103,812
Bank of Shanghai Co., Ltd., Class A	182,221	150,650
Bank of Suzhou Co., Ltd., Class A	143,660	122,879
Baoshan Iron & Steel Co., Ltd., Class A	260,284	221,924
Baowu Magnesium Technology Co., Ltd., Class A	13,600	35,269
*Baoye Group Co., Ltd., Class H	87,040	43,494
*Baozun, Inc., Class A	24,500	23,953
BBMG Corp., Class H	899,000	88,468
Bear Electric Appliance Co., Ltd., Class A	5,700	42,373
Beibuwan Port Co., Ltd., Class A	55,400	55,762
*BeiGene, Ltd.	18,800	272,224
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co., Ltd., Class A	11,700	20,445
Beijing Capital Development Co., Ltd., Class A	164,985	83,593
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	270,800	101,798
*Beijing Capital International Airport Co., Ltd., Class H	1,162,000	427,697
Beijing Certificate Authority Co., Ltd., Class A	4,950	18,284
*Beijing Compass Technology Development Co., Ltd., Class A	5,500	44,093
Beijing Dabeinong Technology Group Co., Ltd., Class A	81,000	77,116
Beijing Dahao Technology Corp., Ltd., Class A	28,100	46,310
Beijing Easpring Material Technology Co., Ltd., Class A	24,400	146,426
*Beijing E-Hualu Information Technology Co., Ltd., Class A	13,200	52,138
Beijing Energy International Holding Co., Ltd.	2,872,000	74,144
Beijing Enlight Media Co., Ltd., Class A	26,500	28,261
Beijing Enterprises Holdings, Ltd.	395,500	1,316,716
Beijing Enterprises Water Group, Ltd.	2,763,000	582,643
*Beijing Gas Blue Sky Holdings, Ltd.	2,080,000	19,405
*Beijing Haixin Energy Technology Co., Ltd., Class A	43,054	20,524
*Beijing Hezong Science & Technology Co., Ltd., Class A	29,900	16,697
Beijing Huafeng Test & Control Technology Co., Ltd., Class A	411	6,729
*Beijing Jetsen Technology Co., Ltd., Class A	108,000	71,490
Beijing Jingneng Clean Energy Co., Ltd., Class H	206,000	42,650
*Beijing Jingyuntong Technology Co., Ltd., Class A	141,000	88,725
*Beijing Leike Defense Technology Co., Ltd., Class A	82,700	65,331
Beijing New Building Materials PLC, Class A	13,900	46,365
*Beijing North Star Co., Ltd., Class H	348,000	35,135
*Beijing Orient Landscape & Environment Co., Ltd., Class A	170,788	52,339
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	49,800	70,609
Beijing Originwater Technology Co., Ltd., Class A	89,016	61,348
Beijing Roborock Technology Co., Ltd., Class A	1,337	57,542
Beijing Science Sun Pharmaceutical Co., Ltd., Class A	30,100	47,064
*Beijing Shiji Information Technology Co., Ltd., Class A	25,818	36,993
*Beijing Shougang Co., Ltd., Class A	37,700	19,923
*Beijing Shunxin Agriculture Co., Ltd., Class A	30,000	93,080
*Beijing Sinnet Technology Co., Ltd., Class A	92,376	127,705
Beijing SL Pharmaceutical Co., Ltd., Class A	40,700	64,858
Beijing SPC Environment Protection Tech Co., Ltd., Class A	63,600	44,871

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Beijing Strong Biotechnologies, Inc., Class A	8,100	$20,388
*Beijing Thunisoft Corp., Ltd., Class A	51,600	59,457
Beijing Tiantan Biological Products Corp., Ltd., Class A	7,800	30,650
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	133,000	199,893
Beijing Ultrapower Software Co., Ltd., Class A	58,000	66,989
Beijing United Information Technology Co., Ltd., Class A	4,380	22,443
ΩBeijing Urban Construction Design & Development Group Co., Ltd., Class H	80,000	19,733
*Beijing Watertek Information Technology Co., Ltd., Class A	95,200	46,549
Beijing Yanjing Brewery Co., Ltd., Class A	107,755	152,782
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	25,305	35,776
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	62,900	42,835
*Bengang Steel Plates Co., Ltd., Class A	143,600	75,887
Bethel Automotive Safety Systems Co., Ltd., Class A	4,600	47,459
Biem.L.Fdlkk Garment Co., Ltd., Class A	24,700	113,238
*Bilibili, Inc., Class Z	14,420	195,164
Binhai Investment Co., Ltd.	320,000	65,844
Binjiang Service Group Co., Ltd.	38,000	82,754
Bloomage Biotechnology Corp., Ltd., Class A	4,104	42,739
ΩBlue Moon Group Holdings, Ltd.	132,000	36,102
Blue Sail Medical Co., Ltd., Class A	56,900	54,172
*Bluefocus Intelligent Communications Group Co., Ltd., Class A	106,100	102,747
ΩBOC Aviation, Ltd.	137,800	847,095
BOE Technology Group Co., Ltd., Class A	644,600	344,159
BOE Varitronix, Ltd.	228,000	194,065
*Bohai Leasing Co., Ltd., Class A	324,600	105,664
Bosideng International Holdings, Ltd.	2,170,000	856,951
Bright Dairy & Food Co., Ltd., Class A	45,200	58,116
BrightGene Bio-Medical Technology Co., Ltd., Class A	4,996	26,177
Brilliance China Automotive Holdings, Ltd.	1,282,000	588,194
B-Soft Co., Ltd., Class A	50,900	49,915
BYD Co., Ltd.	71,000	2,154,155
BYD Electronic International Co., Ltd.	650,000	2,708,126
C&D International Investment Group, Ltd.	385,719	865,632
Cabbeen Fashion, Ltd.	155,000	9,905
Caitong Securities Co., Ltd., Class A	20,770	22,462
Camel Group Co., Ltd., Class A	18,400	20,625
Cangzhou Mingzhu Plastic Co., Ltd., Class A	110,100	62,383
Canmax Technologies Co., Ltd., Class A	31,870	118,025
Canny Elevator Co., Ltd., Class A	19,300	20,583
Canvest Environmental Protection Group Co., Ltd.	218,000	105,593
Capital Environment Holdings, Ltd.	2,440,000	34,926
Castech, Inc., Class A	14,400	50,288
CCS Supply Chain Management Co., Ltd., Class A	48,200	38,274
CECEP Guozhen Environmental Protection Technology Co., Ltd., Class A	17,900	16,432
CECEP Solar Energy Co., Ltd., Class A	26,900	21,030
CECEP Wind-Power Corp., Class A	347,420	150,002
Central China New Life, Ltd.	207,000	57,143
*Central China Real Estate, Ltd.	297,913	3,465
Central China Securities Co., Ltd., Class H	585,000	85,979
CETC Digital Technology Co., Ltd., Class A	8,190	25,768
#*CGN Mining Co., Ltd.	135,000	22,084
CGN New Energy Holdings Co., Ltd.	1,130,000	294,609
CGN Nuclear Technology Development Co., Ltd., Class A	52,100	51,518
ΩCGN Power Co., Ltd., Class H	1,199,000	288,081
Changchun Faway Automobile Components Co., Ltd., Class A	49,700	62,277
Changchun High & New Technology Industry Group, Inc., Class A	7,900	167,446
Changjiang Securities Co., Ltd., Class A	107,500	83,311
*ΩChangsha Broad Homes Industrial Group Co., Ltd., Class H	87,300	29,678

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Changzhou Tronly New Electronic Materials Co., Ltd., Class A	10,800	$22,021
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	2,100	41,817
Chaowei Power Holdings, Ltd.	330,000	54,827
Chaozhou Three-Circle Group Co., Ltd., Class A	21,000	88,267
*Chen Lin Education Group Holdings, Ltd.	98,000	24,047
Cheng De Lolo Co., Ltd., Class A	48,100	55,227
Chengdu ALD Aviation Manufacturing Corp., Class A	6,200	15,757
*Chengdu CORPRO Technology Co., Ltd., Class A	15,000	42,434
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	16,970	31,342
Chengdu Hongqi Chain Co., Ltd., Class A	77,600	54,537
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	22,900	55,394
Chengdu Kanghua Biological Products Co., Ltd., Class A	5,575	53,449
Chengdu Leejun Industrial Co., Ltd., Class A	44,800	42,652
Chengdu Wintrue Holding Co., Ltd., Class A	73,500	83,590
Chengdu Xingrong Environment Co., Ltd., Class A	78,600	61,556
*Chengtun Mining Group Co., Ltd., Class A	173,300	107,397
Chenguang Biotech Group Co., Ltd., Class A	34,809	64,099
Chengxin Lithium Group Co., Ltd., Class A	26,300	84,144
Chengzhi Co., Ltd., Class A	75,000	85,501
China Aerospace International Holdings, Ltd.	848,000	36,306
China Aircraft Leasing Group Holdings, Ltd.	51,500	23,497
*China Anchu Energy Storage Group, Ltd.	131,000	9,208
China Automotive Engineering Research Institute Co., Ltd., Class A	16,500	41,710
China Baoan Group Co., Ltd., Class A	20,400	28,702
#*ΩChina Bohai Bank Co., Ltd., Class H	72,000	10,582
*China Boton Group Co., Ltd.	146,000	21,831
China CAMC Engineering Co., Ltd., Class A	57,200	68,481
China Cinda Asset Management Co., Ltd., Class H	6,748,000	655,430
China CITIC Bank Corp., Ltd., Class H	2,025,000	903,209
China Coal Energy Co., Ltd., Class H	1,431,000	1,122,912
China Communications Services Corp., Ltd., Class H	1,746,000	714,056
*China Conch Environment Protection Holdings, Ltd.	340,500	83,552
China Conch Venture Holdings, Ltd.	1,042,000	861,608
China Construction Bank Corp., Class H	23,203,200	13,166,450
China CSSC Holdings, Ltd., Class A	26,300	92,705
*China CYTS Tours Holding Co., Ltd., Class A	54,200	78,694
#China Datang Corp. Renewable Power Co., Ltd., Class H	1,038,000	234,806
*China Daye Non-Ferrous Metals Mining, Ltd., Class F	3,026,163	23,978
China Design Group Co., Ltd., Class A	34,100	35,577
*»China Dili Group	715,600	11,322
*China Display Optoelectronics Technology Holdings, Ltd.	360,000	9,892
#*China Eastern Airlines Corp., Ltd., Class H	674,000	230,851
China Education Group Holdings, Ltd.	523,000	433,795
China Electronics Huada Technology Co., Ltd.	256,000	41,551
China Electronics Optics Valley Union Holding Co., Ltd.	664,000	29,701
#China Energy Engineering Corp., Ltd., Class H	1,332,709	144,775
China Everbright Bank Co., Ltd., Class H	437,000	124,544
China Everbright Environment Group, Ltd.	212,074	72,366
ΩChina Everbright Greentech, Ltd.	447,000	45,131
China Everbright Water, Ltd.	129,348	18,882
ΩChina Feihe, Ltd.	2,649,000	1,645,342
*China Financial Services Holdings, Ltd.	17,700	611
China Foods, Ltd.	638,000	220,967
China Galaxy Securities Co., Ltd., Class H	1,262,500	645,400
China Gas Holdings, Ltd.	860,000	772,666
China Glass Holdings, Ltd.	262,000	25,113
#China Gold International Resources Corp., Ltd.	256,100	1,093,186
China Gold International Resources Corp., Ltd.	120,535	512,268

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*China Grand Automotive Services Group Co., Ltd., Class A	511,500	$133,761
China Great Wall Securities Co., Ltd., Class A	46,700	53,175
China Greatwall Technology Group Co., Ltd., Class A	32,300	48,304
China Green Electricity Investment of Tianjin Co., Ltd., Class A	29,800	44,525
*China Greenland Broad Greenstate Group Co., Ltd.	356,000	5,596
China Hanking Holdings, Ltd.	433,000	39,290
China Harmony Auto Holding, Ltd.	380,000	33,024
China Harzone Industry Corp., Ltd., Class A	36,800	37,892
*China High Speed Railway Technology Co., Ltd., Class A	128,300	41,240
China Hongqiao Group, Ltd.	1,638,000	1,532,367
ΩChina International Capital Corp., Ltd., Class H	417,600	664,992
China International Marine Containers Group Co., Ltd., Class H	361,680	190,441
China Isotope & Radiation Corp.	14,600	23,473
China Jinmao Holdings Group, Ltd.	4,175,756	512,323
China Kepei Education Group, Ltd.	296,000	77,929
China Kings Resources Group Co., Ltd., Class A	21,980	92,805
China Lesso Group Holdings, Ltd.	839,000	450,349
China Life Insurance Co., Ltd., Class H	499,000	675,996
China Lilang, Ltd.	323,000	156,039
*ΩChina Literature, Ltd.	104,600	352,249
China Longyuan Power Group Corp., Ltd., Class H	698,000	591,435
*<»China Lumena New Materials Corp.	18,800	—
*»China Maple Leaf Educational Systems, Ltd.	542,000	4,641
China Medical System Holdings, Ltd.	1,109,000	1,771,656
China Meheco Co., Ltd., Class A	56,560	91,981
#China Meidong Auto Holdings, Ltd.	106,000	56,762
China Mengniu Dairy Co., Ltd.	847,000	2,765,745
China Merchants Bank Co., Ltd., Class H	1,085,201	4,132,990
China Merchants Energy Shipping Co., Ltd., Class A	256,560	224,689
China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A	33,800	42,952
China Merchants Land, Ltd.	614,000	24,718
China Merchants Port Holdings Co., Ltd.	1,034,443	1,315,429
China Merchants Property Operation & Service Co., Ltd., Class A	42,400	77,153
ΩChina Merchants Securities Co., Ltd., Class H	61,560	50,903
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	99,600	149,765
*<»China Metal Recycling Holdings, Ltd.	89,400	—
China Minsheng Banking Corp., Ltd., Class H	132,620	44,068
China Modern Dairy Holdings, Ltd.	282,000	28,832
China National Accord Medicines Corp., Ltd., Class A	27,380	107,401
China National Building Material Co., Ltd., Class H	2,765,400	1,314,737
China National Medicines Corp., Ltd., Class A	31,700	124,260
China National Nuclear Power Co., Ltd., Class A	342,901	346,542
China National Software & Service Co., Ltd., Class A	6,253	29,255
ΩChina New Higher Education Group, Ltd.	391,000	97,443
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	77,200	47,947
China Nonferrous Mining Corp., Ltd.	262,000	159,050
*China Oil & Gas Group, Ltd.	1,984,000	62,122
China Oilfield Services, Ltd., Class H	1,232,000	1,454,858
China Overseas Grand Oceans Group, Ltd.	1,373,562	468,703
China Overseas Land & Investment, Ltd.	2,533,327	4,785,238
China Overseas Property Holdings, Ltd.	969,275	841,114
China Pacific Insurance Group Co., Ltd., Class H	1,166,800	2,875,023
China Petroleum & Chemical Corp., Class H	6,645,400	3,397,183
#China Power International Development, Ltd.	1,782,333	692,469
*<»China Properties Group, Ltd.	173,000	1,720
China Railway Group, Ltd., Class H	1,334,000	629,101
ΩChina Railway Signal & Communication Corp., Ltd., Class H	292,000	91,430
China Railway Tielong Container Logistics Co., Ltd., Class A	55,800	46,056

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Reinsurance Group Corp., Class H	2,536,000	$142,607
*»ΩChina Renaissance Holdings, Ltd.	106,100	37,018
China Resources Beer Holdings Co., Ltd.	298,962	1,581,809
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	19,800	82,657
#China Resources Cement Holdings, Ltd.	1,930,610	495,939
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	36,900	86,193
China Resources Gas Group, Ltd.	588,100	1,739,963
China Resources Land, Ltd.	1,376,444	5,154,233
China Resources Medical Holdings Co., Ltd.	642,500	378,540
China Resources Microelectronics, Ltd., Class A	5,657	40,952
ΩChina Resources Mixc Lifestyle Services, Ltd.	153,000	596,388
ΩChina Resources Pharmaceutical Group, Ltd.	456,500	283,540
China Resources Power Holdings Co., Ltd.	544,678	1,055,302
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	18,227	107,097
China Risun Group, Ltd.	1,080,000	441,684
#*China Ruyi Holdings, Ltd.	3,072,000	706,694
*China Sanjiang Fine Chemicals Co., Ltd.	500,000	63,901
#*China Shanshui Cement Group, Ltd.	234,000	19,439
ΩChina Shengmu Organic Milk, Ltd.	1,157,000	44,360
China Shenhua Energy Co., Ltd., Class H	995,616	3,053,803
*China Shuifa Singyes Energy Holdings, Ltd.	52,000	2,658
#China South City Holdings, Ltd.	2,824,000	149,779
*China Southern Airlines Co., Ltd., Class H	860,000	406,666
China Starch Holdings, Ltd.	1,145,000	19,755
China State Construction Development Holdings, Ltd.	248,000	71,314
China State Construction Engineering Corp., Ltd., Class A	375,200	264,713
China State Construction International Holdings, Ltd.	1,396,000	1,495,090
*China Sunshine Paper Holdings Co., Ltd.	429,000	139,261
China Suntien Green Energy Corp., Ltd., Class H	723,000	251,331
China Taiping Insurance Holdings Co., Ltd.	1,396,706	1,288,784
*China Tianrui Group Cement Co., Ltd.	53,000	39,490
*China Tianying, Inc., Class A	142,100	114,384
#China Tobacco International HK Co., Ltd.	152,000	196,590
ΩChina Tower Corp., Ltd., Class H	27,866,000	2,599,772
China Traditional Chinese Medicine Holdings Co., Ltd.	3,302,000	1,624,709
*China TransInfo Technology Co., Ltd., Class A	65,700	103,176
China Travel International Investment Hong Kong, Ltd.	1,792,000	318,340
China Tungsten And Hightech Materials Co., Ltd., Class A	80,350	97,509
China Vanke Co., Ltd., Class H	140,810	131,729
China Water Affairs Group, Ltd.	310,000	196,112
China West Construction Group Co., Ltd., Class A	43,300	39,749
*<»China Wood Optimization Holding, Ltd.	88,000	1,898
China World Trade Center Co., Ltd., Class A	19,000	51,317
China XLX Fertiliser, Ltd.	401,000	174,245
China Yangtze Power Co., Ltd., Class A	77,800	239,163
China Yongda Automobiles Services Holdings, Ltd.	915,500	351,008
#*China ZhengTong Auto Services Holdings, Ltd.	456,000	25,642
#China Zheshang Bank Co., Ltd., Class H	216,000	53,554
*<»China Zhongwang Holdings, Ltd.	878,400	35,362
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	15,100	16,823
Chinasoft International, Ltd.	1,326,000	960,870
#*Chindata Group Holdings, Ltd., ADR	3,947	35,049
Chongqing Brewery Co., Ltd., Class A	6,300	67,359
Chongqing Department Store Co., Ltd., Class A	19,700	72,446
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	73,848	122,912
Chongqing Fuling Zhacai Group Co., Ltd., Class A	22,950	48,294
Chongqing Gas Group Corp., Ltd., Class A	47,100	43,045
*Chongqing Iron & Steel Co., Ltd., Class H	448,000	45,804

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Chongqing Machinery & Electric Co., Ltd., Class H	633,925	$44,559
Chongqing Rural Commercial Bank Co., Ltd., Class H	1,283,000	485,351
Chongqing Sanfeng Environment Group Corp., Ltd., Class A	145,600	154,285
Chongqing Zongshen Power Machinery Co., Ltd., Class A	61,900	53,873
Chongyi Zhangyuan Tungsten Industry Co., Ltd., Class A	34,300	26,162
Chow Tai Seng Jewellery Co., Ltd., Class A	48,300	97,099
CIFI Ever Sunshine Services Group, Ltd.	490,000	80,784
CIMC Enric Holdings, Ltd.	550,000	466,733
ΩCIMC Vehicles Group Co., Ltd., Class H	108,000	78,261
Cinda Real Estate Co., Ltd., Class A	81,400	43,239
Cisen Pharmaceutical Co., Ltd., Class A	11,500	22,367
CITIC Press Corp., Class A	2,600	8,743
CITIC Securities Co., Ltd., Class H	319,725	621,912
CITIC, Ltd.	1,617,000	1,374,262
City Development Environment Co., Ltd., Class A	41,500	62,120
*Citychamp Watch & Jewellery Group, Ltd.	518,000	81,428
#*CMGE Technology Group, Ltd.	678,000	113,511
CMOC Group, Ltd., Class H	1,233,000	734,323
CMST Development Co., Ltd., Class A	129,500	90,131
CNOOC Energy Technology & Services, Ltd., Class A	210,200	87,034
CNSIG Inner Mongolia Chemical Industry Co., Ltd., Class A	69,910	76,080
COFCO Biotechnology Co., Ltd., Class A	89,800	83,415
*COFCO Joycome Foods, Ltd.	2,230,000	518,697
Comba Telecom Systems Holdings, Ltd.	364,000	41,403
Concord New Energy Group, Ltd.	3,850,000	314,904
Contemporary Amperex Technology Co., Ltd., Class A	14,420	364,524
*Continental Aerospace Technologies Holding, Ltd.	1,307,948	11,868
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	603,752	638,891
*Cosmopolitan International Holdings, Ltd.	35,400	15,835
CPMC Holdings, Ltd.	427,000	327,429
CQ Pharmaceutical Holding Co., Ltd., Class A	55,200	38,644
CRRC Corp., Ltd., Class H	567,000	236,232
Crystal Clear Electronic Material Co., Ltd., Class A	10,614	15,324
ΩCSC Financial Co., Ltd., Class H	206,000	185,344
CSG Holding Co., Ltd., Class A	27,700	20,411
CSPC Innovation Pharmaceutical Co., Ltd., Class A	41,274	169,885
CSPC Pharmaceutical Group, Ltd.	4,592,080	4,008,372
*<»CT Environmental Group, Ltd.	1,368,000	—
*Da Ming International Holdings, Ltd.	8,000	1,278
Daan Gene Co., Ltd., Class A	90,760	120,403
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	96,100	59,817
Dalipal Holdings, Ltd.	264,000	150,479
Dashang Co., Ltd., Class A	19,300	45,029
DaShenLin Pharmaceutical Group Co., Ltd., Class A	25,758	83,497
Datang International Power Generation Co., Ltd., Class H	978,000	147,489
Dawnrays Pharmaceutical Holdings, Ltd.	450,000	63,837
DBG Technology Co., Ltd., Class A	33,100	137,187
DeHua TB New Decoration Materials Co., Ltd., Class A	61,400	79,530
*Deppon Logistics Co., Ltd., Class A	38,900	79,209
DHC Software Co., Ltd., Class A	119,300	102,368
Dian Diagnostics Group Co., Ltd., Class A	7,200	22,555
Digital China Group Co., Ltd., Class A	22,270	94,242
Digital China Information Service Group Co., Ltd., Class A	39,800	66,134
Do-Fluoride New Materials Co., Ltd., Class A	21,740	47,376
Dong-E-E-Jiao Co., Ltd., Class A	16,500	104,276
Dongfang Electric Corp., Ltd., Class H	140,000	134,192
Dongfang Electronics Co., Ltd., Class A	39,200	40,364
Dongguan Aohai Technology Co., Ltd., Class A	5,100	26,611

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Dongguan Development Holdings Co., Ltd., Class A	48,400	$59,461
*Dongjiang Environmental Co., Ltd., Class H	100,200	22,922
Dongxing Securities Co., Ltd., Class A	18,000	19,613
Dongyue Group, Ltd.	1,479,000	1,177,590
Dynagreen Environmental Protection Group Co., Ltd., Class H	280,000	83,020
#*ΩEast Buy Holding, Ltd.	147,500	601,341
East Group Co., Ltd., Class A	46,100	40,248
E-Commodities Holdings, Ltd.	828,000	142,857
Edan Instruments, Inc., Class A	25,400	36,982
Edifier Technology Co., Ltd., Class A	33,800	74,993
Edvantage Group Holdings, Ltd.	281,989	88,655
EEKA Fashion Holdings, Ltd.	87,500	159,241
EIT Environmental Development Group Co., Ltd., Class A	8,208	16,814
Electric Connector Technology Co., Ltd., Class A	11,400	64,499
Elion Energy Co., Ltd., Class A	165,500	61,763
ENN Energy Holdings, Ltd.	255,100	1,947,988
ENN Natural Gas Co., Ltd., Class A	63,900	150,219
Eoptolink Technology Inc., Ltd., Class A	15,960	68,213
Era Co., Ltd., Class A	62,500	45,202
Essex Bio-technology, Ltd.	154,000	55,108
Eternal Asia Supply Chain Management, Ltd., Class A	64,700	38,598
EVA Precision Industrial Holdings, Ltd.	550,000	54,827
ΩEverbright Securities Co., Ltd., Class H	57,800	39,225
*Fangda Carbon New Material Co., Ltd., Class A	149,271	119,953
*Fangda Special Steel Technology Co., Ltd., Class A	130,400	88,271
*Fanhua, Inc., ADR	3,745	24,605
*FAW Jiefang Group Co., Ltd., Class A	16,300	20,469
FAWER Automotive Parts Co., Ltd., Class A	117,762	84,367
Fiberhome Telecommunication Technologies Co., Ltd., Class A	45,800	112,098
Fibocom Wireless, Inc., Class A	4,020	11,361
*FIH Mobile, Ltd.	1,990,000	147,509
Financial Street Holdings Co., Ltd., Class A	48,500	27,216
First Capital Securities Co., Ltd., Class A	80,700	64,300
Flat Glass Group Co., Ltd., Class H	140,000	250,850
Focus Media Information Technology Co., Ltd., Class A	210,788	198,671
Foryou Corp., Class A	4,400	19,950
Foshan Haitian Flavouring & Food Co., Ltd., Class A	24,468	125,472
Fosun International, Ltd.	26,892	16,084
Founder Securities Co., Ltd., Class A	112,400	116,043
*Fountain SET Holdings, Ltd.	858,000	43,862
Foxconn Industrial Internet Co., Ltd., Class A	145,700	292,112
Fu Shou Yuan International Group, Ltd.	955,000	640,768
Fufeng Group, Ltd.	992,600	515,037
Fujian Boss Software Development Co., Ltd., Class A	10,800	20,932
Fujian Funeng Co., Ltd., Class A	15,770	18,386
Fujian Longking Co., Ltd., Class A	41,900	84,747
Fujian Star-net Communication Co., Ltd., Class A	19,400	47,694
Fujian Sunner Development Co., Ltd., Class A	39,600	97,085
Fulin Precision Co., Ltd., Class A	21,600	31,155
#ΩFuyao Glass Industry Group Co., Ltd., Class H	291,600	1,328,571
*Gan & Lee Pharmaceuticals Co., Ltd., Class A	9,000	57,626
ΩGanfeng Lithium Group Co., Ltd., Class H	208,240	746,509
*Gansu Qilianshan Cement Group Co., Ltd., Class A	32,400	47,880
Gaona Aero Material Co., Ltd., Class A	7,520	22,154
GCL Energy Technology Co., Ltd., Class A	49,000	77,551
#*GCL New Energy Holdings, Ltd.	190,164	10,450
GCL Technology Holdings, Ltd.	5,571,000	818,783
GD Power Development Co., Ltd., Class A	49,400	24,491

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*GDS Holdings, Ltd., Class A	646,100	$799,306
Geely Automobile Holdings, Ltd.	3,248,000	3,681,947
*Genimous Technology Co., Ltd., Class A	41,500	45,558
GEPIC Energy Development Co., Ltd., Class A	23,500	17,924
Getein Biotech, Inc., Class A	18,760	29,205
GF Securities Co., Ltd., Class H	341,800	444,690
Giant Network Group Co., Ltd., Class A	70,200	112,920
Glarun Technology Co., Ltd., Class A	35,300	68,657
*Glorious Property Holdings, Ltd.	1,665,000	2,128
GoerTek, Inc., Class A	25,900	63,603
Goke Microelectronics Co., Ltd., Class A	6,100	55,300
GoldenHome Living Co., Ltd., Class A	4,396	15,645
Goldwind Science & Technology Co., Ltd.	66,953	31,917
#*GOME Retail Holdings, Ltd.	3,285,060	15,114
*Goodbaby International Holdings, Ltd.	433,000	21,859
GoodWe Technologies Co., Ltd., Class A	5,252	83,329
*Gotion High-tech Co., Ltd., Class A	4,900	15,190
*Grand Baoxin Auto Group, Ltd.	439,881	10,850
*Grand Ocean Advanced Resources Co., Ltd.	652,000	13,582
Grand Pharmaceutical Group, Ltd.	783,000	421,291
Grandblue Environment Co., Ltd., Class A	21,900	53,064
*Grandjoy Holdings Group Co., Ltd., Class A	180,900	85,743
#Great Wall Motor Co., Ltd.	413,500	577,080
*Greattown Holdings, Ltd., Class A	95,600	41,667
Gree Electric Appliances, Inc. of Zhuhai, Class A	47,400	219,051
*Gree Real Estate Co., Ltd., Class A	46,400	45,186
*Greenland Hong Kong Holdings, Ltd.	589,000	19,195
Greentown China Holdings, Ltd.	681,000	660,582
ΩGreentown Management Holdings Co., Ltd.	269,000	198,365
Greentown Service Group Co., Ltd.	286,000	111,482
GRG Banking Equipment Co., Ltd., Class A	38,100	60,507
GRG Metrology & Test Group Co., Ltd., Class A	10,000	19,164
Grinm Advanced Materials Co., Ltd., Class A	24,000	40,991
Guangdong Advertising Group Co., Ltd., Class A	58,900	40,513
Guangdong Aofei Data Technology Co., Ltd., Class A	31,463	37,882
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	78,000	51,419
*Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A	66,200	67,444
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	66,000	41,441
Guangdong Dongpeng Holdings Co., Ltd., Class A	33,600	41,233
Guangdong Dowstone Technology Co., Ltd., Class A	30,100	46,818
Guangdong Great River Smarter Logistics Co., Ltd., Class A	14,020	42,029
Guangdong Haid Group Co., Ltd., Class A	7,700	47,236
*Guangdong HEC Technology Holding Co., Ltd., Class A	118,600	115,013
Guangdong Hongda Holdings Group Co., Ltd., Class A	32,000	93,838
Guangdong Hybribio Biotech Co., Ltd., Class A	39,750	49,755
Guangdong Investment, Ltd.	554,000	378,085
Guangdong Provincial Expressway Development Co., Ltd., Class A	92,777	102,102
Guangdong Topstar Technology Co., Ltd., Class A	15,000	29,706
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	39,700	90,733
Guangdong Zhongnan Iron & Steel Co., Ltd., Class A	107,400	42,421
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	33,100	82,862
Guanghui Energy Co., Ltd., Class A	169,900	173,555
*Guangshen Railway Co., Ltd., Class H	1,006,950	180,166
Guangxi Liugong Machinery Co., Ltd., Class A	94,000	82,195
Guangxi LiuYao Group Co., Ltd., Class A	16,100	45,524
Guangxi Wuzhou Communications Co., Ltd., Class A	37,950	20,262
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	135,000	49,094
Guangzhou Automobile Group Co., Ltd., Class H	374,000	174,941

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Guangzhou Baiyun International Airport Co., Ltd., Class A	61,330	$88,461
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	52,000	138,231
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	11,700	49,145
Guangzhou Haige Communications Group, Inc. Co., Class A	95,700	151,070
Guangzhou KDT Machinery Co., Ltd., Class A	22,940	56,365
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	12,200	102,857
Guangzhou Restaurant Group Co., Ltd., Class A	22,200	64,253
Guangzhou Zhujiang Brewery Co., Ltd., Class A	38,500	44,624
Guilin Sanjin Pharmaceutical Co., Ltd., Class A	8,700	17,229
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	54,000	61,781
*Guizhou Gas Group Corp., Ltd., Class A	23,300	26,118
Guizhou Panjiang Refined Coal Co., Ltd., Class A	84,200	69,841
Guizhou Zhenhua E-chem, Inc., Class A	24,302	77,056
*Guolian Securities Co., Ltd., Class H	107,500	46,574
Guomai Technologies, Inc., Class A	44,800	47,228
Guosen Securities Co., Ltd., Class A	92,900	121,597
*Guosheng Financial Holding, Inc., Class A	66,960	90,562
Guoyuan Securities Co., Ltd., Class A	83,800	78,983
*H World Group, Ltd.	45,100	168,593
*H World Group, Ltd., Sponsored ADR	22,000	828,520
#*ΩHaichang Ocean Park Holdings, Ltd.	996,000	127,291
Haier Smart Home Co., Ltd., Class H	1,187,200	3,398,676
Hailir Pesticides and Chemicals Group Co., Ltd., Class A	18,128	42,122
Hainan Drinda New Energy Technology Co., Ltd., Class A	5,607	66,677
*Hainan Meilan International Airport Co., Ltd.	139,000	112,627
Hainan Poly Pharm Co., Ltd., Class A	11,700	50,484
Hainan Strait Shipping Co., Ltd., Class A	103,500	79,788
Haitian International Holdings, Ltd.	535,000	1,274,493
Haitong Securities Co., Ltd., Class H	313,600	179,953
Hand Enterprise Solutions Co., Ltd., Class A	33,900	38,415
Hang Zhou Great Star Industrial Co., Ltd., Class A	40,700	109,815
Hangcha Group Co., Ltd., Class A	24,200	72,514
Hangjin Technology Co., Ltd., Class A	16,600	82,366
Hangxiao Steel Structure Co., Ltd., Class A	95,100	44,687
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	127,400	145,411
Hangzhou Chang Chuan Technology Co., Ltd., Class A	7,673	42,660
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	11,300	37,169
Hangzhou Haoyue Personal Care Co., Ltd., Class A	7,600	41,188
Hangzhou Lion Electronics Co., Ltd., Class A	16,100	70,478
Hangzhou Onechance Tech Corp., Class A	7,700	24,887
Hangzhou Oxygen Plant Group Co., Ltd., Class A	13,500	60,715
Hangzhou Robam Appliances Co., Ltd., Class A	37,200	117,041
Hangzhou Silan Microelectronics Co., Ltd., Class A	2,052	6,780
Han’s Laser Technology Industry Group Co., Ltd., Class A	17,200	50,274
ΩHansoh Pharmaceutical Group Co., Ltd.	104,000	195,915
Harbin Boshi Automation Co., Ltd., Class A	28,765	51,363
Harbin Electric Co., Ltd., Class H	324,236	93,236
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	99,000	39,643
*Harbin Pharmaceutical Group Co., Ltd., Class A	122,100	60,534
*<»Harmonicare	74,000	—
HBIS Resources Co., Ltd., Class A	39,200	87,455
#*ΩHBM Holdings, Ltd.	205,000	36,941
Health & Happiness H&H International Holdings, Ltd.	172,000	194,320
*Healthcare Co., Ltd., Class A	28,000	38,670
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	27,700	89,792
Hefei Urban Construction Development Co., Ltd., Class A	34,200	32,001
Heilongjiang Agriculture Co., Ltd., Class A	39,700	68,888
Henan Lingrui Pharmaceutical Co., Class A	10,700	23,055

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Henan Mingtai Al Industrial Co., Ltd., Class A	22,800	$38,103
Henan Pinggao Electric Co., Ltd., Class A	75,600	111,515
Henan Shenhuo Coal & Power Co., Ltd., Class A	94,300	211,538
Henan Shuanghui Investment & Development Co., Ltd., Class A	52,790	188,452
Henan Thinker Automatic Equipment Co., Ltd., Class A	13,524	28,882
*Henan Yicheng New Energy Co., Ltd., Class A	58,900	38,266
Henan Yuguang Gold & Lead Co., Ltd., Class A	53,700	45,128
*Henan Yuneng Holdings Co., Ltd., Class A	63,500	41,947
Henan Zhongyuan Expressway Co., Ltd., Class A	75,500	36,711
Hengan International Group Co., Ltd.	600,500	2,010,723
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	49,200	97,501
Hengtong Optic-Electric Co., Ltd., Class A	45,400	81,499
*Hengyi Petrochemical Co., Ltd., Class A	75,582	74,017
Hesteel Co., Ltd., Class A	327,200	99,826
#Hisense Home Appliances Group Co., Ltd., Class H	158,000	434,144
Hithink RoyalFlush Information Network Co., Ltd., Class A	8,400	160,848
*Hongda Xingye Co., Ltd., Class A	199,900	37,573
Hongfa Technology Co., Ltd., Class A	22,120	87,371
*Honghua Group, Ltd.	1,656,000	24,974
*ΩHonworld Group, Ltd.	59,000	3,695
*ΩHope Education Group Co., Ltd.	1,724,000	101,352
*Hopson Development Holdings, Ltd.	438,554	256,701
Hoyuan Green Energy Co., Ltd., Class A	12,913	65,655
*ΩHua Hong Semiconductor, Ltd.	403,000	988,881
Huaan Securities Co., Ltd., Class A	173,190	113,934
Huabao Flavours & Fragrances Co., Ltd., Class A	12,600	38,218
Huadian Power International Corp., Ltd., Class H	476,000	191,018
Huadong Medicine Co., Ltd., Class A	38,000	222,450
*Huafa Property Services Group Co., Ltd.	1,180,000	21,716
Huafon Chemical Co., Ltd., Class A	112,500	111,090
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	110,900	79,300
*Huafu Fashion Co., Ltd., Class A	90,100	43,933
Huagong Tech Co., Ltd., Class A	22,200	85,117
Huaibei Mining Holdings Co., Ltd., Class A	118,100	236,134
Hualan Biological Engineering, Inc., Class A	21,800	69,687
*Huaneng Power International, Inc., Class H	1,022,000	478,046
ΩHuatai Securities Co., Ltd., Class H	416,600	545,202
Huaxi Securities Co., Ltd., Class A	96,600	104,336
Huaxia Bank Co., Ltd., Class A	170,400	129,969
Huaxin Cement Co., Ltd., Class H	152,200	145,303
Huazhong In-Vehicle Holdings Co., Ltd., Class V	96,000	29,814
Hubei Biocause Pharmaceutical Co., Ltd., Class A	247,600	105,217
Hubei Energy Group Co., Ltd., Class A	94,400	55,287
Hubei Feilihua Quartz Glass Co., Ltd., Class A	10,500	56,647
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	36,200	133,567
Hubei Xingfa Chemicals Group Co., Ltd., Class A	65,920	176,426
Huishang Bank Corp., Ltd., Class H	186,200	56,160
Huizhou Desay Sv Automotive Co., Ltd., Class A	2,600	44,478
Humanwell Healthcare Group Co., Ltd., Class A	38,700	123,289
Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	116,400	55,330
Hunan Gold Corp., Ltd., Class A	54,800	87,402
Hunan Valin Steel Co., Ltd., Class A	138,500	109,977
Hunan Zhongke Electric Co., Ltd., Class A	38,800	56,440
ΩHygeia Healthcare Holdings Co., Ltd.	143,800	868,358
*Hytera Communications Corp., Ltd., Class A	92,400	79,412
*HyUnion Holding Co., Ltd., Class A	59,100	54,737
*IAT Automobile Technology Co., Ltd., Class A	15,900	34,173
*ΩiDreamSky Technology Holdings, Ltd.	27,200	8,830

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Iflytek Co., Ltd., Class A	18,000	$111,696
IKD Co., Ltd., Class A	21,800	63,155
ΩIMAX China Holding, Inc.	106,100	97,766
Industrial & Commercial Bank of China, Ltd., Class H	12,839,460	6,169,820
Industrial Bank Co., Ltd., Class A	177,500	364,571
Industrial Securities Co., Ltd., Class A	31,930	27,137
Infore Environment Technology Group Co., Ltd., Class A	63,700	42,339
ΩIngdan, Inc.	246,000	39,299
Ingenic Semiconductor Co., Ltd., Class A	3,700	37,191
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	120,700	223,578
Inner Mongolia ERDOS Resources Co., Ltd., Class A	82,260	104,757
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	283,886	154,663
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	37,100	47,448
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	85,900	320,807
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	133,700	124,011
*ΩInnoCare Pharma, Ltd.	185,000	146,116
*ΩInnovent Biologics, Inc.	52,500	308,977
Innuovo Technology Co., Ltd., Class A	47,300	39,105
Inspur Digital Enterprise Technology, Ltd.	236,000	61,529
Inspur Electronic Information Industry Co., Ltd., Class A	21,300	85,263
Intco Medical Technology Co., Ltd., Class A	38,840	116,699
#Intron Technology Holdings, Ltd.	27,000	9,800
#*iQIYI, Inc., Sponsored ADR	21,884	101,979
IReader Technology Co., Ltd., Class A	8,000	20,507
IVD Medical Holding, Ltd.	118,000	27,296
JA Solar Technology Co., Ltd., Class A	32,588	99,601
#*ΩJacobio Pharmaceuticals Group Co., Ltd.	62,100	30,318
Jason Furniture Hangzhou Co., Ltd., Class A	25,100	126,696
JCET Group Co., Ltd., Class A	47,200	198,005
*ΩJD Health International, Inc.	39,100	177,645
JD.com, Inc., Class SW	73,104	932,416
JH Educational Technology, Inc.	48,000	5,644
Jiajiayue Group Co., Ltd., Class A	9,000	13,533
Jiangling Motors Corp., Ltd., Class A	35,744	79,209
Jiangsu Azure Corp., Class A	16,100	20,262
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	99,600	99,844
Jiangsu Cnano Technology Co., Ltd., Class A	8,510	33,845
Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	50,100	92,257
Jiangsu Eastern Shenghong Co., Ltd., Class A	21,700	31,447
Jiangsu Expressway Co., Ltd., Class H	322,000	293,004
Jiangsu Guoxin Corp., Ltd., Class A	41,200	40,010
Jiangsu Haili Wind Power Equipment Technology Co., Ltd., Class A	8,900	78,526
Jiangsu Huahong Technology Stock Co., Ltd., Class A	36,900	48,801
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	93,500	46,737
Jiangsu Jiejie Microelectronics Co., Ltd., Class A	6,700	16,015
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	14,000	111,549
Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	31,320	72,221
Jiangsu Linyang Energy Co., Ltd., Class A	32,200	29,209
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	37,300	133,511
Jiangsu Pacific Quartz Co., Ltd., Class A	4,500	56,400
Jiangsu Provincial Agricultural Reclamation and Development Corp., Class A	82,100	118,419
Jiangsu Shagang Co., Ltd., Class A	37,700	20,642
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	58,900	70,596
Jiangsu Sidike New Material Science & Technology Co., Ltd., Class A	8,680	20,027
Jiangsu Sopo Chemical Co., Class A	54,100	54,306
Jiangsu ToLand Alloy Co., Ltd., Class A	13,120	55,307
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	11,600	192,911
Jiangsu Yangnong Chemical Co., Ltd., Class A	17,270	158,915

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Jiangsu Yoke Technology Co., Ltd., Class A	6,300	$49,433
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	24,900	114,121
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	85,440	48,992
Jiangsu Zhongtian Technology Co., Ltd., Class A	46,300	88,223
*Jiangxi Fushine Pharmaceutical Co., Ltd., Class A	13,800	19,867
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	13,100	19,698
Jiangxi Wannianqing Cement Co., Ltd., Class A	38,200	38,502
Jiangxi Xinyu Guoke Technology Co., Ltd., Class A	7,800	29,247
Jiangyin Hengrun Heavy Industries Co., Ltd., Class A	6,900	39,452
Jiangzhong Pharmaceutical Co., Ltd., Class A	26,800	73,515
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	52,900	41,285
Jiayou International Logistics Co., Ltd., Class A	42,684	100,460
*Jilin Chemical Fibre, Class A	130,000	53,827
Jilin Electric Power Co., Ltd., Class A	76,300	48,636
Jinchuan Group International Resources Co., Ltd.	963,000	58,460
Jinduicheng Molybdenum Co., Ltd., Class A	111,500	152,472
Jingjin Equipment, Inc., Class A	13,300	41,646
Jinhui Liquor Co., Ltd., Class A	11,800	44,165
*Jinke Smart Services Group Co., Ltd., Class H	17,100	17,068
*JinkoSolar Holding Co., Ltd., Sponsored ADR	12,477	406,625
Jinmao Property Services Co., Ltd.	37,129	10,107
Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	27,300	43,802
*Jinneng Holding Shanxi Electric Power Co., Ltd., Class A	89,900	37,468
Jinneng Science&Technology Co., Ltd., Class A	37,900	42,535
Jinyu Bio-Technology Co., Ltd., Class A	35,300	44,954
JiuGui Liquor Co., Ltd., Class A	5,100	53,125
ΩJiumaojiu International Holdings, Ltd.	717,000	778,890
Jiuzhitang Co., Ltd., Class A	36,559	52,831
Jizhong Energy Resources Co., Ltd., Class A	235,413	205,528
JL Mag Rare-Earth Co., Ltd., Class A	9,470	21,360
JNBY Design, Ltd.	173,000	210,485
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	72,044	116,377
Jointo Energy Investment Co., Ltd. Hebei, Class A	49,900	36,089
Jointown Pharmaceutical Group Co., Ltd., Class A	153,321	148,684
*Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	22,700	103,884
Joy City Property, Ltd.	1,908,000	60,230
#ΩJS Global Lifestyle Co., Ltd.	669,000	105,164
JSTI Group, Class A	76,300	57,885
Ju Teng International Holdings, Ltd.	502,000	71,855
*ΩJW Cayman Therapeutics Co., Ltd.	57,500	15,653
Kaishan Group Co., Ltd., Class A	31,300	59,982
*ΩKangda International Environmental Co., Ltd.	285,000	8,705
Kangji Medical Holdings, Ltd.	73,500	60,400
*Kasen International Holdings, Ltd.	194,000	6,446
*Keeson Technology Corp., Ltd., Class A	9,088	13,876
Keshun Waterproof Technologies Co., Ltd., Class A	34,600	32,046
*Kidswant Children Products Co., Ltd., Class A	24,700	29,033
Kinetic Development Group, Ltd.	1,114,000	66,915
Kingboard Holdings, Ltd.	485,500	1,180,151
Kingboard Laminates Holdings, Ltd.	772,500	723,670
KingClean Electric Co., Ltd., Class A	6,200	19,405
Konfoong Materials International Co., Ltd., Class A	6,300	53,200
*Konka Group Co., Ltd., Class A	94,300	54,329
KPC Pharmaceuticals, Inc., Class A	19,100	55,567
Kunlun Energy Co., Ltd.	2,752,000	2,293,158
*Kunlun Tech Co., Ltd., Class A	37,800	162,278
*Kunming Yunnei Power Co., Ltd., Class A	78,400	26,055
Kunshan Dongwei Technology Co., Ltd., Class A	2,076	14,692

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Kunshan Kersen Science & Technology Co., Ltd., Class A	12,100	$12,245
Kunshan Kinglai Hygienic Materials Co., Ltd., Class A	13,320	61,719
Kweichow Moutai Co., Ltd., Class A	8,046	1,846,096
*KWG Group Holdings, Ltd.	952,400	91,289
#*KWG Living Group Holdings, Ltd.	359,200	21,806
*Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	24,300	17,972
Lao Feng Xiang Co., Ltd., Class A	14,995	127,095
Laobaixing Pharmacy Chain JSC, Class A	12,460	43,072
Launch Tech Co., Ltd., Class H	19,000	5,026
LB Group Co., Ltd., Class A	9,800	24,867
Lee & Man Chemical Co., Ltd.	126,300	49,715
Lee & Man Paper Manufacturing, Ltd.	868,600	247,550
Lee’s Pharmaceutical Holdings, Ltd.	122,000	19,022
ΩLegend Holdings Corp., Class H	471,600	420,092
Lenovo Group, Ltd.	7,484,000	8,703,883
Lens Technology Co., Ltd., Class A	211,300	375,859
*Leo Group Co., Ltd., Class A	396,456	119,336
Levima Advanced Materials Corp., Class A	23,600	61,137
Leyard Optoelectronic Co., Ltd., Class A	22,600	18,869
*Li Auto, Inc., ADR	1,398	47,266
*Li Auto, Inc., Class A	28,500	486,983
Li Ning Co., Ltd.	594,500	1,823,480
LianChuang Electronic Technology Co., Ltd., Class A	25,000	36,536
*Liao Ning Oxiranchem, Inc., Class A	28,090	27,240
Liaoning Port Co., Ltd., Class H	112,000	9,161
Lier Chemical Co., Ltd., Class A	38,600	63,404
*Lifetech Scientific Corp.	1,476,000	452,726
*Lingbao Gold Group Co., Ltd., Class H	308,000	47,629
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	110,200	43,828
Lingyi iTech Guangdong Co., Class A	143,600	118,721
*Liuzhou Iron & Steel Co., Ltd., Class A	87,200	41,212
Livzon Pharmaceutical Group, Inc., Class H	80,656	238,115
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	22,700	68,885
LK Technology Holdings, Ltd.	221,250	189,733
Loncin Motor Co., Ltd., Class A	109,600	82,849
ΩLongfor Group Holdings, Ltd.	1,112,500	1,618,006
LONGi Green Energy Technology Co., Ltd., Class A	45,936	150,971
Longshine Technology Group Co., Ltd., Class A	21,800	55,465
Lonking Holdings, Ltd.	1,109,000	171,496
Luenmei Quantum Co., Ltd., Class A	66,200	53,017
Luolai Lifestyle Technology Co., Ltd., Class A	35,800	48,663
Luoniushan Co., Ltd., Class A	74,600	59,135
*Luoxin Pharmaceuticals Group Stock Co., Ltd., Class A	51,000	41,400
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	13,900	69,973
*Lushang Freda Pharmaceutical Co., Ltd., Class A	29,100	43,281
Luxi Chemical Group Co., Ltd., Class A	99,800	154,280
Luxshare Precision Industry Co., Ltd., Class A	65,600	292,795
*ΩLuye Pharma Group, Ltd.	1,689,500	818,343
Luzhou Laojiao Co., Ltd., Class A	12,700	371,224
Maanshan Iron & Steel Co., Ltd., Class H	440,000	72,540
Mango Excellent Media Co., Ltd., Class A	40,000	137,782
*ΩMaoyan Entertainment	332,400	398,900
*Markor International Home Furnishings Co., Ltd., Class A	82,100	28,067
Mayinglong Pharmaceutical Group Co., Ltd., Class A	11,200	34,903
Meilleure Health International Industry Group, Ltd.	210,000	6,602
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	88,500	74,372
#ΩMeitu, Inc.	982,500	393,020
*ΩMeituan, Class W	76,520	1,081,603

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Metallurgical Corp. of China, Ltd., Class H	1,690,000	$334,777
M-Grass Ecology And Environment Group Co., Ltd., Class A	88,700	51,103
Midea Group Co., Ltd., Class A	82,300	593,202
#ΩMidea Real Estate Holding, Ltd.	105,000	71,793
Milkyway Chemical Supply Chain Service Co., Ltd., Class A	3,400	30,124
#*Ming Yuan Cloud Group Holdings, Ltd.	374,000	156,299
*Mingfa Group International Co., Ltd.	589,000	14,679
#MINISO Group Holding, Ltd., Class A	68,400	448,447
*Minmetals Land, Ltd.	764,000	30,269
Minth Group, Ltd.	484,000	1,078,772
*MMG, Ltd.	2,452,000	723,886
*ΩMobvista, Inc.	106,000	42,673
Monalisa Group Co., Ltd., Class A	23,700	48,807
Montage Technology Co., Ltd., Class A	2,439	18,281
Muyuan Foods Co., Ltd., Class A	92,100	473,668
MYS Group Co., Ltd., Class A	66,100	31,690
*»Nan Hai Corp., Ltd.	8,450,000	7,127
*NanJi E-Commerce Co., Ltd., Class A	86,800	40,314
Nanjing Hanrui Cobalt Co., Ltd., Class A	8,800	36,569
Nanjing Iron & Steel Co., Ltd., Class A	181,200	93,783
*Nanjing Sample Technology Co., Ltd., Class H	18,000	3,911
Nanjing Securities Co., Ltd., Class A	43,100	47,197
Nanjing Xinjiekou Department Store Co., Ltd., Class A	76,000	79,705
Nantong Jianghai Capacitor Co., Ltd., Class A	27,300	63,881
NARI Technology Co., Ltd., Class A	48,816	149,931
NAURA Technology Group Co., Ltd., Class A	700	24,407
*NavInfo Co., Ltd., Class A	41,300	56,251
NetDragon Websoft Holdings, Ltd.	219,000	388,482
NetEase, Inc.	176,500	3,796,354
#NetEase, Inc., Sponsored ADR	38,303	4,095,357
New China Life Insurance Co., Ltd., Class H	488,200	1,069,415
New Hope Dairy Co., Ltd., Class A	25,600	46,444
*New Hope Liuhe Co., Ltd., Class A	58,500	80,953
*New World Department Store China, Ltd.	223,000	13,822
*Newborn Town, Inc.	272,000	80,301
Newland Digital Technology Co., Ltd., Class A	31,400	73,175
Nine Dragons Paper Holdings, Ltd.	1,477,000	839,998
Ningbo BaoSi Energy Equipment Co., Ltd., Class A	17,100	15,325
Ningbo Haitian Precision Machinery Co., Ltd., Class A	16,600	61,091
Ningbo Huaxiang Electronic Co., Ltd., Class A	55,100	97,486
Ningbo Joyson Electronic Corp., Class A	55,600	142,748
Ningbo Orient Wires & Cables Co., Ltd., Class A	20,800	119,269
Ningbo Ronbay New Energy Technology Co., Ltd., Class A	13,008	78,381
Ningbo Sanxing Medical Electric Co., Ltd., Class A	42,000	93,358
Ningbo Tuopu Group Co., Ltd., Class A	7,800	68,459
Ningbo Xusheng Group Co., Ltd., Class A	7,252	17,463
Ningbo Yunsheng Co., Ltd., Class A	74,800	70,806
Ningbo Zhoushan Port Co., Ltd., Class A	81,900	38,484
Ningxia Baofeng Energy Group Co., Ltd., Class A	142,600	280,071
*NIO, Inc., Class A	33,320	246,559
Norinco International Cooperation, Ltd., Class A	48,300	74,864
North Huajin Chemical Industries Co., Ltd., Class A	44,400	35,377
North Industries Group Red Arrow Co., Ltd., Class A	29,700	57,684
Northeast Pharmaceutical Group Co., Ltd., Class A	68,100	50,643
Northeast Securities Co., Ltd., Class A	88,200	90,578
NSFOCUS Technologies Group Co., Ltd., Class A	27,900	34,770
Ocean’s King Lighting Science & Technology Co., Ltd., Class A	37,100	40,223
*ΩOcumension Therapeutics	58,500	57,568

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Offcn Education Technology Co., Ltd., Class A	41,600	$22,381
Offshore Oil Engineering Co., Ltd., Class A	173,400	146,664
*OFILM Group Co., Ltd., Class A	26,900	37,481
Olympic Circuit Technology Co., Ltd., Class A	15,400	37,336
Oppein Home Group, Inc., Class A	10,400	123,334
Opple Lighting Co., Ltd., Class A	22,700	60,352
*Orient Group, Inc., Class A	179,400	54,978
Orient Overseas International, Ltd.	91,500	1,153,602
ΩOrient Securities Co., Ltd., Class H	248,000	115,370
*Oriental Energy Co., Ltd., Class A	118,300	169,505
*Ourpalm Co., Ltd., Class A	108,600	65,378
Pacific Online, Ltd.	210,000	12,480
*Pacific Securities Co., Ltd. (The), Class A	264,300	135,353
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	23,100	75,353
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	67,100	31,896
*PDD Holdings, Inc., Sponsored ADR	4,708	477,485
*ΩPeijia Medical, Ltd.	169,000	159,829
*Peking University Resources Holdings Co., Ltd.	2,344,000	34,450
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	161,000	36,182
People.cn Co., Ltd., Class A	12,200	53,838
People’s Insurance Co. Group of China, Ltd. (The), Class H	1,078,000	355,448
Perfect World Co., Ltd., Class A	22,900	37,428
PetroChina Co., Ltd., Class H	6,112,000	3,983,744
ΩPharmaron Beijing Co., Ltd., Class H	37,525	89,489
PhiChem Corp., Class A	14,800	35,679
PICC Property & Casualty Co., Ltd., Class H	2,787,753	3,185,148
#*ΩPing An Healthcare and Technology Co., Ltd.	265,400	620,712
Ping An Insurance Group Co. of China, Ltd.	1,689,000	8,655,893
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	147,940	201,497
PNC Process Systems Co., Ltd., Class A	17,120	64,917
*Polaris Bay Group Co., Ltd., Class A	23,300	30,942
Poly Developments and Holdings Group Co., Ltd., Class A	34,400	51,633
Poly Property Group Co., Ltd.	653,646	134,495
Poly Property Services Co., Ltd., Class H	121,000	474,746
Pony Testing International Group Co., Ltd., Class A	18,800	34,184
#ΩPop Mart International Group, Ltd.	180,200	496,295
ΩPostal Savings Bank of China Co., Ltd., Class H	1,623,000	740,499
Pou Sheng International Holdings, Ltd.	1,326,000	113,542
Prinx Chengshan Holdings, Ltd.	101,500	84,577
#*Productive Technologies Co., Ltd.	916,000	87,800
Proya Cosmetics Co., Ltd., Class A	2,240	31,687
Pylon Technologies Co., Ltd., Class A	7,514	116,547
#*Q Technology Group Co., Ltd.	48,000	24,231
Qianhe Condiment and Food Co., Ltd., Class A	19,180	46,343
Qifu Technology, Inc., ADR	6,371	94,227
Qingdao East Steel Tower Stock Co., Ltd., Class A	38,500	37,388
Qingdao Gon Technology Co., Ltd., Class A	9,300	26,664
Qingdao Hanhe Cable Co., Ltd., Class A	104,100	54,588
Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	12,880	28,770
ΩQingdao Port International Co., Ltd., Class H	155,000	77,454
*Qingdao Rural Commercial Bank Corp., Class A	221,500	81,757
*Qingdao Sentury Tire Co., Ltd., Class A	12,000	49,703
Qingdao TGOOD Electric Co., Ltd., Class A	21,500	52,798
Qingdao Topscomm Communication, Inc., Class A	26,600	32,570
Qinhuangdao Port Co., Ltd., Class H	280,000	46,162
QuakeSafe Technologies Co., Ltd., Class A	8,100	20,763
Quectel Wireless Solutions Co., Ltd., Class A	5,800	37,847
#*Radiance Holdings Group Co., Ltd.	68,000	28,244

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Rainbow Digital Commercial Co., Ltd., Class A	78,200	$57,622
Raytron Technology Co., Ltd., Class A	5,672	36,379
*Realcan Pharmaceutical Group Co., Ltd., Class A	64,100	31,343
Red Avenue New Materials Group Co., Ltd., Class A	5,700	27,172
ΩRed Star Macalline Group Corp., Ltd., Class H	320,739	101,248
*»ΩRedco Properties Group, Ltd.	730,000	93,296
Renhe Pharmacy Co., Ltd., Class A	61,500	57,881
*Renrui Human Resources Technology Holdings, Ltd.	12,800	5,807
Rianlon Corp., Class A	13,600	58,664
Risen Energy Co., Ltd., Class A	40,300	97,538
*RiseSun Real Estate Development Co., Ltd., Class A	65,900	17,682
Riyue Heavy Industry Co., Ltd., Class A	55,200	105,783
*Road King Infrastructure, Ltd.	96,000	18,649
Rockchip Electronics Co., Ltd., Class A	2,500	22,174
Rongan Property Co., Ltd., Class A	82,400	31,200
Rongsheng Petrochemical Co., Ltd., Class A	159,800	247,904
*Roshow Technology Co., Ltd., Class A	75,900	69,469
Ruida Futures Co., Ltd., Class A	5,200	10,971
*Sai Micro Electronics, Inc., Class A	15,000	49,196
SAIC Motor Corp., Ltd., Class A	43,500	86,028
Sailun Group Co., Ltd., Class A	100,700	154,025
Sanquan Food Co., Ltd., Class A	46,170	91,937
Sansteel Minguang Co., Ltd. Fujian, Class A	124,500	80,207
Sansure Biotech, Inc., Class A	9,704	22,099
Sany Heavy Equipment International Holdings Co., Ltd.	530,000	696,317
Sany Heavy Industry Co., Ltd., Class A	42,600	83,958
Satellite Chemical Co., Ltd., Class A	94,025	208,360
SDIC Power Holdings Co., Ltd., Class A	28,600	47,524
Sealand Securities Co., Ltd., Class A	200,950	98,805
#*Seazen Group, Ltd.	2,134,952	346,521
#S-Enjoy Service Group Co., Ltd.	213,000	102,354
SF Holding Co., Ltd., Class A	20,179	108,013
SG Micro Corp., Class A	3,100	37,823
Shaanxi Coal Industry Co., Ltd., Class A	219,400	538,486
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	213,050	233,883
Shandong Bohui Paper Industrial Co., Ltd., Class A	18,500	17,512
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	48,488	114,582
*Shandong Chenming Paper Holdings, Ltd., Class H	221,250	64,752
Shandong Dawn Polymer Co., Ltd., Class A	14,800	27,354
Shandong Dongyue Organosilicon Material Co., Ltd., Class A	33,900	39,293
#ΩShandong Gold Mining Co., Ltd., Class H	176,500	332,491
Shandong Head Group Co., Ltd., Class A	24,700	56,989
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	32,600	142,752
Shandong Hi-speed Co., Ltd., Class A	24,201	21,854
*Shandong Hi-Speed New Energy Group, Ltd.	121,000	39,279
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	64,400	51,137
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	61,300	268,593
*Shandong Humon Smelting Co., Ltd., Class A	50,891	81,029
*Shandong Longda Meishi Co., Ltd., Class A	27,100	27,868
Shandong New Beiyang Information Technology Co., Ltd., Class A	25,600	25,872
Shandong Pharmaceutical Glass Co., Ltd., Class A	16,900	63,599
Shandong Sun Paper Industry JSC, Ltd., Class A	95,500	161,680
Shandong Weifang Rainbow Chemical Co., Ltd., Class A	2,400	22,588
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,580,000	2,390,538
Shandong Xiantan Co., Ltd., Class A	21,700	21,517
#Shandong Xinhua Pharmaceutical Co., Ltd., Class H	109,200	79,130
Shanghai AJ Group Co., Ltd., Class A	92,000	65,284
Shanghai AtHub Co., Ltd., Class A	21,364	57,789

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shanghai Bailian Group Co., Ltd., Class A	60,200	$83,961
Shanghai Baolong Automotive Corp., Class A	2,500	21,820
Shanghai Baosight Software Co., Ltd., Class A	18,720	108,796
Shanghai Chinafortune Co., Ltd., Class A	43,300	72,540
Shanghai Construction Group Co., Ltd., Class A	348,184	124,723
Shanghai Daimay Automotive Interior Co., Ltd., Class A	24,595	55,608
*Shanghai Electric Group Co., Ltd., Class H	740,000	156,046
Shanghai Electric Power Co., Ltd., Class A	58,300	69,401
Shanghai Environment Group Co., Ltd., Class A	49,151	63,396
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	110,500	254,763
Shanghai Fudan Microelectronics Group Co., Ltd., Class H	116,000	218,818
Shanghai Fullhan Microelectronics Co., Ltd., Class A	8,700	55,717
Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	10,416	35,949
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	20,300	64,643
Shanghai Industrial Development Co., Ltd., Class A	58,900	30,404
Shanghai Industrial Holdings, Ltd.	74,000	90,507
Shanghai Industrial Urban Development Group, Ltd.	941,200	41,499
*Shanghai International Airport Co., Ltd., Class A	10,400	52,708
Shanghai International Port Group Co., Ltd., Class A	34,500	23,495
Shanghai Jahwa United Co., Ltd., Class A	9,500	30,200
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	25,200	38,579
Shanghai Kindly Medical Instruments Co., Ltd., Class H	3,000	10,850
Shanghai Liangxin Electrical Co., Ltd., Class A	22,720	29,398
Shanghai Lingang Holdings Corp., Ltd., Class A	18,700	27,329
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	32,300	40,298
Shanghai Maling Aquarius Co., Ltd., Class A	62,000	58,943
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	46,800	79,742
Shanghai Medicilon, Inc., Class A	4,177	40,780
Shanghai MicroPort Endovascular MedTech Group Co., Ltd., Class A	2,672	70,785
Shanghai Moons’ Electric Co., Ltd., Class A	7,400	66,450
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	416,500	605,752
Shanghai Pioneer Holding, Ltd.	106,000	26,146
Shanghai Pudong Development Bank Co., Ltd., Class A	170,754	158,613
Shanghai QiFan Cable Co., Ltd., Class A	13,000	34,208
Shanghai RAAS Blood Products Co., Ltd., Class A	93,900	89,270
Shanghai Runda Medical Technology Co., Ltd., Class A	34,500	92,664
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	40,400	56,676
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	8,500	42,442
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	32,800	44,451
Shanghai Tunnel Engineering Co., Ltd., Class A	129,000	98,919
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	41,200	60,155
Shanghai Wanye Enterprises Co., Ltd., Class A	18,400	45,361
Shanghai Yaoji Technology Co., Ltd., Class A	6,900	21,841
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	63,224	55,973
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	57,100	186,262
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	67,200	44,665
Shanxi Blue Flame Holding Co., Ltd., Class A	66,000	69,667
Shanxi Coking Co., Ltd., Class A	141,800	97,726
Shanxi Coking Coal Energy Group Co., Ltd., Class A	14,200	16,710
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	110,700	137,507
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	96,400	249,467
*Shanxi Meijin Energy Co., Ltd., Class A	155,400	148,372
Shanxi Securities Co., Ltd., Class A	106,750	81,712
Shanxi Taigang Stainless Steel Co., Ltd., Class A	211,900	112,847
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	7,600	255,885
*Shanying International Holding Co., Ltd., Class A	215,200	64,190
Shede Spirits Co., Ltd., Class A	1,900	29,789
*Shengda Resources Co., Ltd., Class A	25,800	44,698

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenghe Resources Holding Co., Ltd., Class A	20,900	$30,430
*ΩShengjing Bank Co., Ltd., Class H	144,500	34,165
Shengyi Technology Co., Ltd., Class A	39,300	94,154
Shennan Circuits Co., Ltd., Class A	9,768	92,544
ΩShenwan Hongyuan Group Co., Ltd., Class H	632,000	117,118
Shenyang Xingqi Pharmaceutical Co., Ltd., Class A	2,100	46,522
Shenzhen Agricultural Products Group Co., Ltd., Class A	65,600	58,612
*Shenzhen Airport Co., Ltd., Class A	110,700	102,075
*Shenzhen Anche Technologies Co., Ltd., Class A	13,300	28,313
Shenzhen Center Power Tech Co., Ltd., Class A	18,600	36,404
Shenzhen Cereals Holdings Co., Ltd., Class A	43,000	42,461
Shenzhen Colibri Technologies Co., Ltd., Class A	14,200	31,429
*Shenzhen Comix Group Co., Ltd., Class A	19,700	18,138
Shenzhen Das Intellitech Co., Ltd., Class A	71,100	30,601
Shenzhen Desay Battery Technology Co., Class A	11,600	50,416
Shenzhen Ellassay Fashion Co., Ltd., Class A	5,600	8,237
Shenzhen Envicool Technology Co., Ltd., Class A	18,853	65,736
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	15,000	23,720
Shenzhen Expressway Corp., Ltd., Class H	230,000	189,594
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	58,800	118,128
*Shenzhen FRD Science & Technology Co., Ltd., Class A	14,000	38,613
Shenzhen Gas Corp., Ltd., Class A	52,300	48,296
Shenzhen Gongjin Electronics Co., Ltd., Class A	38,100	48,364
ΩShenzhen Hepalink Pharmaceutical Group Co., Ltd., Class H	89,500	43,351
Shenzhen Huaqiang Industry Co., Ltd., Class A	21,300	33,276
Shenzhen Inovance Technology Co., Ltd., Class A	8,600	70,795
Shenzhen International Holdings, Ltd.	989,456	651,241
Shenzhen Investment, Ltd.	191,142	28,093
Shenzhen Jieshun Science and Technology Industry Co., Ltd., Class A	14,100	20,549
Shenzhen Jinjia Group Co., Ltd., Class A	48,000	38,442
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	43,600	33,255
Shenzhen Kaifa Technology Co., Ltd., Class A	56,400	131,973
Shenzhen Kedali Industry Co., Ltd., Class A	2,300	28,454
Shenzhen Kingkey Smart Agriculture Times Co., Ltd., Class A	29,500	75,216
Shenzhen Kinwong Electronic Co., Ltd., Class A	26,900	80,897
Shenzhen Kstar Science And Technology Co., Ltd., Class A	13,300	47,316
Shenzhen Laibao Hi-tech Co., Ltd., Class A	44,600	63,966
Shenzhen Leaguer Co., Ltd., Class A	56,900	59,829
Shenzhen Megmeet Electrical Co., Ltd., Class A	19,000	67,025
Shenzhen Microgate Technology Co., Ltd., Class A	77,100	115,723
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,700	299,964
Shenzhen MTC Co., Ltd., Class A	188,600	137,686
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	110,600	46,397
Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A	6,700	62,245
Shenzhen New Nanshan Holding Group Co., Ltd., Class A	138,200	58,916
Shenzhen Properties & Resources Development Group, Ltd., Class A	25,100	30,665
Shenzhen SC New Energy Technology Corp., Class A	5,000	49,714
Shenzhen Senior Technology Material Co., Ltd., Class A	50,500	105,649
Shenzhen Sunlord Electronics Co., Ltd., Class A	26,800	106,440
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	13,000	17,848
Shenzhen Sunway Communication Co., Ltd., Class A	21,500	76,722
Shenzhen Tagen Group Co., Ltd., Class A	98,400	67,949
Shenzhen Transsion Holdings Co., Ltd., Class A	15,861	289,825
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	86,600	84,217
*Shenzhen World Union Group, Inc., Class A	64,700	22,559
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	108,600	72,922
Shenzhen Yinghe Technology Co., Ltd., Class A	21,000	56,833
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	38,000	135,913

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenzhen Zhenye Group Co., Ltd., Class A	61,900	$36,421
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	140,700	90,644
Shenzhou International Group Holdings, Ltd.	223,500	2,192,269
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	55,795	80,325
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	41,301	124,994
*Shimao Group Holdings, Ltd.	604,500	42,491
Shinghwa Advanced Material Group Co., Ltd., Class A	7,200	50,955
Shinva Medical Instrument Co., Ltd., Class A	14,700	48,372
Shoucheng Holdings, Ltd.	1,150,000	188,125
Shougang Fushan Resources Group, Ltd.	1,253,839	411,825
*Shouhang High-Tech Energy Co., Ltd., Class A	158,400	58,467
Shui On Land, Ltd.	1,082,656	95,472
*Siasun Robot & Automation Co., Ltd., Class A	12,800	19,578
Sichuan Chengfei Integration Technology Corp., Class A	7,700	20,136
Sichuan Chuantou Energy Co., Ltd., Class A	13,100	26,246
Sichuan Expressway Co., Ltd., Class H	266,000	76,490
Sichuan Furong Technology Co., Ltd., Class A	15,800	30,494
*Sichuan Haite High-tech Co., Ltd., Class A	17,300	22,550
Sichuan Hebang Biotechnology Co., Ltd., Class A	488,400	158,320
*Sichuan Hexie Shuangma Co., Ltd., Class A	24,300	50,638
Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	7,540	25,992
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	37,100	138,758
*Sichuan Lutianhua Co., Ltd., Class A	102,900	59,985
*Sichuan New Energy Power Co., Ltd., Class A	62,000	98,970
Sichuan Road and Bridge Group Co., Ltd., Class A	197,260	207,146
Sichuan Swellfun Co., Ltd., Class A	5,600	46,641
Sichuan Teway Food Group Co., Ltd., Class A	15,800	31,742
Sichuan Yahua Industrial Group Co., Ltd., Class A	54,800	105,091
Sieyuan Electric Co., Ltd., Class A	9,600	64,448
#Sihuan Pharmaceutical Holdings Group, Ltd.	1,971,000	166,253
SIIC Environment Holdings, Ltd.	499,200	71,051
ΩSimcere Pharmaceutical Group, Ltd.	210,000	183,038
Sino Biopharmaceutical, Ltd.	3,036,745	1,179,831
Sinocare, Inc., Class A	5,900	24,212
Sinochem International Corp., Class A	31,000	20,985
Sinofert Holdings, Ltd.	700,000	79,621
Sinolink Securities Co., Ltd., Class A	58,056	72,273
Sinoma International Engineering Co., Class A	78,000	104,963
Sinomach Automobile Co., Ltd., Class A	83,300	82,823
Sinomine Resource Group Co., Ltd., Class A	39,100	199,013
Sinopec Engineering Group Co., Ltd., Class H	967,000	483,216
*Sinopec Oilfield Service Corp., Class H	1,594,000	112,044
Sinopharm Group Co., Ltd., Class H	1,077,200	2,574,399
Sino-Platinum Metals Co., Ltd., Class A	30,590	60,830
Sinosoft Co., Ltd., Class A	12,500	52,114
Sinosteel Engineering & Technology Co., Ltd., Class A	37,500	31,514
Sinotrans, Ltd., Class H	1,319,000	433,227
Sinotruk Jinan Truck Co., Ltd., Class A	49,860	100,168
Skyworth Digital Co., Ltd., Class A	36,700	60,283
Skyworth Group, Ltd.	1,019,027	368,561
#ΩSmoore International Holdings, Ltd.	584,000	450,057
Sobute New Materials Co., Ltd., Class A	26,700	42,912
*SOHO China, Ltd.	1,398,000	144,721
Solargiga Energy Holdings, Ltd.	518,000	10,195
SooChow Securities Co., Ltd., Class A	96,812	105,751
*»South Manganese Investment, Ltd.	361,000	8,581
Southwest Securities Co., Ltd., Class A	127,600	71,255
SSY Group, Ltd.	1,231,042	674,944

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
State Grid Information & Communication Co., Ltd., Class A	52,700	$98,982
*STO Express Co., Ltd., Class A	102,400	133,473
Sumavision Technologies Co., Ltd., Class A	44,500	33,760
Sun Art Retail Group, Ltd.	1,419,500	299,335
*Sun King Technology Group, Ltd.	328,000	62,459
Sunflower Pharmaceutical Group Co., Ltd., Class A	26,700	87,569
Sungrow Power Supply Co., Ltd., Class A	3,300	37,823
Suning Universal Co., Ltd., Class A	52,000	19,477
*Suning.com Co., Ltd., Class A	84,600	21,663
Sunny Optical Technology Group Co., Ltd.	125,800	1,053,880
Sunresin New Materials Co., Ltd., Class A	13,050	96,515
*ΩSunshine 100 China Holdings, Ltd.	217,000	1,609
*Sunward Intelligent Equipment Co., Ltd., Class A	13,250	10,611
Sunwoda Electronic Co., Ltd., Class A	55,700	122,142
Suofeiya Home Collection Co., Ltd., Class A	20,800	51,079
Suplet Power Co., Ltd., Class A	14,846	33,263
Suzhou Anjie Technology Co., Ltd., Class A	27,800	54,221
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	60,500	154,174
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	26,700	15,055
Suzhou Good-Ark Electronics Co., Ltd., Class A	26,700	42,875
Suzhou Secote Precision Electronic Co., Ltd., Class A	5,800	42,737
Suzhou SLAC Precision Equipment Co., Ltd., Class A	24,600	32,836
Suzhou TFC Optical Communication Co., Ltd., Class A	5,900	57,224
SY Holdings Group, Ltd.	227,000	145,636
Symphony Holdings, Ltd.	520,000	56,488
Taiji Computer Corp., Ltd., Class A	17,200	67,094
*Talkweb Information System Co., Ltd., Class A	8,500	19,554
Tangrenshen Group Co., Ltd., Class A	65,000	59,581
Tangshan Jidong Cement Co., Ltd., Class A	100,700	98,066
TangShan Port Group Co., Ltd., Class A	247,448	119,982
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	118,000	92,895
Tayho Advanced Materials Group Co., Ltd., Class A	36,700	77,578
TBEA Co., Ltd., Class A	118,950	226,655
TCL Electronics Holdings, Ltd.	644,000	223,868
*TCL Technology Group Corp., Class A	150,110	80,350
*Tech-Bank Food Co., Ltd., Class A	54,000	28,978
Ten Pao Group Holdings, Ltd.	196,000	25,550
Tencent Holdings, Ltd.	692,500	25,595,046
*Tencent Music Entertainment Group, ADR	182,479	1,324,798
Three Squirrels, Inc., Class A	15,600	38,840
Three’s Co. Media Group Co, Ltd., Class A	6,525	53,501
Tian An China Investment Co., Ltd.	141,000	68,296
Tian Di Science & Technology Co., Ltd., Class A	163,500	114,908
*»Tian Shan Development Holding, Ltd.	66,000	3,121
Tiande Chemical Holdings, Ltd.	40,000	7,361
Tiangong International Co., Ltd.	998,000	293,357
Tianjin Capital Environmental Protection Group Co., Ltd., Class H	146,000	49,820
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	151,700	92,978
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	10,200	24,187
Tianjin Teda Co., Ltd., Class A	63,800	35,193
Tianjin You Fa Steel Pipe Group Stock Co., Ltd., Class A	53,300	46,389
*Tianma Microelectronics Co., Ltd., Class A	17,700	23,601
Tianshan Aluminum Group Co., Ltd., Class A	97,300	85,876
Tianyun International Holdings, Ltd.	266,000	99,946
Tibet Cheezheng Tibetan Medicine Co., Ltd., Class A	5,000	15,902
Tibet Rhodiola Pharmaceutical Holding Co., Class A	11,000	75,600
*Tibet Summit Resources Co., Ltd., Class A	13,900	26,656
*Tibet Tianlu Co., Ltd., Class A	56,420	45,876

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Tingyi Cayman Islands Holding Corp.	906,000	$1,201,886
*Titan Wind Energy Suzhou Co., Ltd., Class A	33,000	59,959
TK Group Holdings, Ltd.	176,000	30,366
Toly Bread Co., Ltd., Class A	99,444	118,378
Tomson Group, Ltd.	320,681	68,033
Tong Ren Tang Technologies Co., Ltd., Class H	186,000	141,676
*Tongcheng Travel Holdings, Ltd.	504,400	963,083
*Tongdao Liepin Group	126,400	92,725
TongFu Microelectronics Co., Ltd., Class A	41,000	114,198
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	87,100	131,563
*Tongkun Group Co., Ltd., Class A	36,100	71,000
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	71,400	39,774
Tongling Nonferrous Metals Group Co., Ltd., Class A	426,200	180,533
Tongwei Co., Ltd., Class A	10,400	38,670
Tongyu Heavy Industry Co., Ltd., Class A	64,100	21,652
Top Spring International Holdings, Ltd.	107,600	7,288
*Topchoice Medical Corp., Class A	4,700	57,325
*Topsec Technologies Group, Inc., Class A	69,200	88,502
ΩTopsports International Holdings, Ltd.	1,294,000	1,088,173
Towngas Smart Energy Co., Ltd.	384,393	159,169
*TPV Technology Co., Ltd., Class A	149,400	56,569
TravelSky Technology, Ltd., Class H	413,471	652,076
*Trigiant Group, Ltd.	360,000	14,723
Trina Solar Co., Ltd., Class A	53,746	218,657
*Trip.com Group, Ltd.	98,750	3,392,378
*Trip.com Group, Ltd., Sponsored ADR	43,366	1,474,444
*Triumph New Energy Co., Ltd., Class H	58,000	29,057
Truking Technology, Ltd., Class A	32,000	49,076
Truly International Holdings, Ltd.	1,436,000	146,819
Tsingtao Brewery Co., Ltd., Class H	170,000	1,288,373
*Tunghsu Optoelectronic Technology Co., Ltd., Class A	368,400	109,385
*Tus Environmental Science And Technology Development Co., Ltd., Class A	70,300	30,831
Unilumin Group Co., Ltd., Class A	56,800	49,512
Uni-President China Holdings, Ltd.	1,072,400	730,503
*Unisplendour Corp., Ltd., Class A	37,600	100,426
United Energy Group, Ltd.	5,570,000	889,822
*United Strength Power Holdings, Ltd.	12,000	8,358
Universal Scientific Industrial Shanghai Co., Ltd., Class A	39,500	78,171
Valiant Co., Ltd., Class A	60,500	141,484
Vats Liquor Chain Store Management JSC, Ltd., Class A	15,100	41,421
Vatti Corp., Ltd., Class A	42,000	33,694
*ΩVenus MedTech Hangzhou, Inc., Class H	120,000	67,940
Victory Giant Technology Huizhou Co., Ltd., Class A	28,100	77,694
#Vinda International Holdings, Ltd.	239,000	590,734
*Vipshop Holdings, Ltd., Sponsored ADR	227,523	3,244,478
*ΩViva Biotech Holdings	751,000	122,854
*Vnet Group, Inc., Sponsored ADR	33,813	108,709
Wangneng Environment Co., Ltd., Class A	21,000	42,560
Wangsu Science & Technology Co., Ltd., Class A	120,100	114,668
Wanguo International Mining Group, Ltd.	184,000	73,369
Wanhua Chemical Group Co., Ltd., Class A	49,700	601,107
Want Want China Holdings, Ltd.	2,391,000	1,485,093
Wanxiang Qianchao Co., Ltd., Class A	117,600	82,810
Wasion Holdings, Ltd.	250,000	92,337
Wasu Media Holding Co., Ltd., Class A	117,300	115,989
Weaver Network Technology Co., Ltd., Class A	2,200	14,952
Weichai Power Co., Ltd., Class H	1,105,880	1,653,605
Weihai Guangwei Composites Co., Ltd., Class A	6,040	21,093

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Wellhope Foods Co., Ltd., Class A	48,200	$57,903
Wens Foodstuffs Group Co., Ltd., Class A	121,300	310,600
West China Cement, Ltd.	876,000	79,488
Western Mining Co., Ltd., Class A	12,600	21,555
Western Securities Co., Ltd., Class A	85,800	77,830
Western Superconducting Technologies Co., Ltd., Class A	8,251	51,526
Winall Hi-Tech Seed Co., Ltd., Class A	36,100	44,842
Windey Energy Technology Group Co., Ltd., Class A	30,300	43,787
Winner Medical Co., Ltd., Class A	12,083	66,109
Winning Health Technology Group Co., Ltd., Class A	33,000	33,440
Wolong Electric Group Co., Ltd., Class A	30,200	46,192
Wuchan Zhongda Group Co., Ltd., Class A	133,600	83,158
Wuhan Fingu Electronic Technology Co., Ltd., Class A	23,100	35,112
Wuhan Jingce Electronic Group Co., Ltd., Class A	1,800	21,086
Wuliangye Yibin Co., Ltd., Class A	36,000	764,909
WUS Printed Circuit Kunshan Co., Ltd., Class A	65,200	173,522
Wushang Group Co., Ltd., Class A	40,708	47,849
ΩWuXi AppTec Co., Ltd., Class H	47,580	571,597
Wuxi Autowell Technology Co., Ltd., Class A	4,154	77,365
*ΩWuxi Biologics Cayman, Inc.	287,500	1,785,714
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	15,200	57,947
*Wuxi Taiji Industry Co., Ltd., Class A	87,300	76,812
WuXi Xinje Electric Co., Ltd., Class A	4,400	21,466
XCMG Construction Machinery Co., Ltd., Class A	146,200	114,100
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	788,500	293,246
Xiamen Bank Co., Ltd., Class A	100,100	72,259
Xiamen C & D, Inc., Class A	118,500	158,010
Xiamen ITG Group Corp., Ltd., Class A	104,500	97,781
Xiamen Jihong Technology Co., Ltd., Class A	12,000	33,359
Xiamen Kingdomway Group Co., Class A	24,700	61,464
Xiamen Tungsten Co., Ltd., Class A	26,400	60,948
Xiamen Xiangyu Co., Ltd., Class A	91,100	79,535
Xianhe Co., Ltd., Class A	7,100	17,358
*ΩXiaomi Corp., Class W	3,939,600	7,058,916
Xilinmen Furniture Co., Ltd., Class A	17,300	45,241
Xingda International Holdings, Ltd.	542,932	91,592
Xingfa Aluminium Holdings, Ltd.	60,000	50,226
Xinhuanet Co., Ltd., Class A	14,300	49,588
Xinjiang Communications Construction Group Co., Ltd., Class A	28,200	59,803
Xinjiang Xintai Natural Gas Co., Ltd., Class A	4,300	15,936
Xinjiang Xinxin Mining Industry Co., Ltd., Class H	472,000	48,861
Xinjiang Zhongtai Chemical Co., Ltd., Class A	149,100	136,061
#*Xinte Energy Co., Ltd., Class H	261,200	396,577
*Xinxiang Chemical Fiber Co., Ltd., Class A	44,900	20,548
Xinxiang Richful Lube Additive Co., Ltd., Class A	8,900	51,518
Xinxing Ductile Iron Pipes Co., Ltd., Class A	206,675	115,413
Xinyi Energy Holdings, Ltd.	373,360	65,371
Xinyi Solar Holdings, Ltd.	2,538,943	1,492,618
Xinyu Iron & Steel Co., Ltd., Class A	179,700	99,615
Xinzhi Group Co., Ltd., Class A	12,500	30,662
*Xiwang Foodstuffs Co., Ltd., Class A	27,200	16,856
Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	28,800	49,346
*XPeng, Inc., A Shares	188,400	1,391,703
#Xtep International Holdings, Ltd.	1,398,074	1,268,605
Xuji Electric Co., Ltd., Class A	31,500	73,622
ΩYadea Group Holdings, Ltd.	720,000	1,315,850
*YaGuang Technology Group Co., Ltd., Class A	36,900	47,142
Yangling Metron New Material, Inc., Class A	8,300	45,061

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#ΩYangtze Optical Fibre & Cable Joint Stock, Ltd. Co., Class H	29,000	$34,950
Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	26,600	137,528
Yankershop Food Co., Ltd., Class A	9,950	106,858
Yankuang Energy Group Co., Ltd., Class H	1,138,000	1,977,967
Yantai Changyu Pioneer Wine Co., Ltd., Class A	20,900	78,424
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	27,800	69,632
*YanTai Shuangta Food Co., Ltd., Class A	33,400	21,108
Yantai Zhenghai Bio-tech Co., Ltd., Class A	8,400	34,998
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	34,700	56,431
*Yeahka, Ltd.	8,400	15,373
Yeebo International Holdings, Ltd.	106,000	38,067
YGSOFT, Inc., Class A	27,360	21,614
Yibin Tianyuan Group Co., Ltd., Class A	78,800	59,030
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	158,600	168,033
*Yifan Pharmaceutical Co., Ltd., Class A	49,900	93,927
Yifeng Pharmacy Chain Co., Ltd., Class A	14,980	66,840
#Yihai International Holding, Ltd.	272,000	493,623
Yintai Gold Co., Ltd., Class A	82,600	153,229
Yip’s Chemical Holdings, Ltd.	96,000	17,913
Yixintang Pharmaceutical Group Co., Ltd., Class A	39,000	113,090
Yonfer Agricultural Technology Co., Ltd., Class A	7,000	11,069
YongXing Special Materials Technology Co., Ltd., Class A	18,700	127,221
Yotrio Group Co., Ltd., Class A	107,000	46,198
Youngor Group Co., Ltd., Class A	88,900	81,731
*Youzu Interactive Co., Ltd., Class A	36,900	55,536
YTO Express Group Co., Ltd., Class A	60,000	110,977
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	9,600	21,548
Yuexiu Property Co., Ltd.	1,019,344	1,060,433
Yuexiu Transport Infrastructure, Ltd.	338,639	174,846
Yum China Holdings, Inc.	62,410	3,280,270
#Yum China Holdings, Inc.	44,300	2,317,872
Yunda Holding Co., Ltd., Class A	150,600	186,864
Yunnan Aluminium Co., Ltd., Class A	100,700	190,920
Yunnan Baiyao Group Co., Ltd., Class A	8,820	61,086
Yunnan Copper Co., Ltd., Class A	89,100	133,977
Yunnan Energy New Material Co., Ltd., Class A	16,000	146,008
Yunnan Tin Co., Ltd., Class A	30,000	57,613
Yusys Technologies Co., Ltd., Class A	7,600	17,266
Yutong Bus Co., Ltd., Class A	71,900	133,575
Zangge Mining Co., Ltd., Class A	8,400	25,616
ZBOM Home Collection Co., Ltd., Class A	16,347	43,305
Zhaojin Mining Industry Co., Ltd., Class H	669,500	836,811
Zhe Jiang Li Zi Yuan Food Co., Ltd., Class A	17,600	37,707
Zhefu Holding Group Co., Ltd., Class A	112,700	56,795
*Zhejiang Century Huatong Group Co., Ltd., Class A	70,000	55,870
Zhejiang China Commodities City Group Co., Ltd., Class A	174,300	184,697
Zhejiang Communications Technology Co., Ltd., Class A	81,340	42,431
Zhejiang Crystal-Optech Co., Ltd., Class A	91,800	172,546
Zhejiang Dahua Technology Co., Ltd., Class A	42,000	116,698
Zhejiang Dingli Machinery Co., Ltd., Class A	13,400	99,377
Zhejiang Expressway Co., Ltd., Class H	460,000	346,267
Zhejiang Garden Biopharmaceutical Co., Ltd., Class A	22,400	32,492
Zhejiang Hailiang Co., Ltd., Class A	77,300	113,601
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	75,100	73,749
Zhejiang Huace Film & Television Co., Ltd., Class A	98,700	75,685
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	39,410	86,796
Zhejiang Huayou Cobalt Co., Ltd., Class A	5,810	29,113
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	34,600	39,586

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	20,100	$54,780
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	10,000	37,850
*Zhejiang Jingu Co., Ltd., Class A	67,700	71,923
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	31,760	57,143
*Zhejiang Jinke Tom Culture Industry Co., Ltd., Class A	148,300	93,116
Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	28,800	79,668
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A	35,000	141,725
Zhejiang Juhua Co., Ltd., Class A	35,500	73,253
Zhejiang Longsheng Group Co., Ltd., Class A	41,000	49,700
*Zhejiang Narada Power Source Co., Ltd., Class A	30,800	56,213
Zhejiang Orient Gene Biotech Co., Ltd., Class A	11,621	62,188
Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	16,100	27,674
Zhejiang Runtu Co., Ltd., Class A	23,000	20,926
Zhejiang Sanmei Chemical Industry Co., Ltd., Class A	24,600	94,821
Zhejiang Semir Garment Co., Ltd., Class A	105,300	87,486
Zhejiang Southeast Space Frame Co., Ltd., Class A	12,700	9,929
Zhejiang Supor Co., Ltd., Class A	12,500	85,347
*Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	14,000	43,552
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	92,300	63,863
*Zhejiang Wanliyang Co., Ltd., Class A	39,100	42,178
Zhejiang Wanma Co., Ltd., Class A	31,600	45,235
Zhejiang Wansheng Co., Ltd., Class A	7,100	10,966
Zhejiang Weiming Environment Protection Co., Ltd., Class A	46,104	112,653
Zhejiang Weixing New Building Materials Co., Ltd., Class A	44,108	99,185
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	48,300	76,837
Zhejiang Yasha Decoration Co., Ltd., Class A	33,600	23,340
Zhejiang Yinlun Machinery Co., Ltd., Class A	37,800	90,406
Zhende Medical Co., Ltd., Class A	9,200	32,304
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	201,200	189,768
Zheshang Securities Co., Ltd., Class A	59,000	80,922
*Zhong An Group, Ltd.	1,718,000	24,811
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	213,300	584,731
*Zhongfu Straits Pingtan Development Co., Ltd., Class A	68,200	22,479
Zhongji Innolight Co., Ltd., Class A	12,800	152,982
Zhongjin Gold Corp., Ltd., Class A	122,175	182,213
Zhongshan Broad Ocean Motor Co., Ltd., Class A	27,500	19,027
Zhongshan Public Utilities Group Co., Ltd., Class A	34,900	34,700
Zhongsheng Group Holdings, Ltd.	560,000	1,291,108
Zhongtai Securities Co., Ltd., Class A	30,200	29,451
*»Zhongtian Financial Group Co., Ltd., Class A	226,243	9,244
*Zhongyu Energy Holdings, Ltd.	202,666	142,456
Zhongyuan Environment-Protection Co., Ltd., Class A	36,400	35,547
#ΩZhou Hei Ya International Holdings Co., Ltd.	782,500	258,013
#*Zhuguang Holdings Group Co., Ltd.	1,318,000	68,220
Zhuhai Huafa Properties Co., Ltd., Class A	82,400	94,273
Zhuzhou CRRC Times Electric Co., Ltd.	204,600	660,245
Zhuzhou Hongda Electronics Corp., Ltd., Class A	8,900	39,663
Zhuzhou Kibing Group Co., Ltd., Class A	16,300	17,716
Zijin Mining Group Co., Ltd., Class H	1,923,000	2,988,482
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	833,200	432,328
ZTE Corp., Class H	262,400	582,843
ZTO Express Cayman, Inc.	19,050	445,781
ZTO Express Cayman, Inc., Sponsored ADR	68,894	1,623,832

TOTAL CHINA		425,252,831

COLOMBIA — (0.0%)
*Almacenes Exito SA	102,778	355,637
BAC Holding International Corp.	134,910	6,783
Banco Davivienda SA	9,863	38,146

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
COLOMBIA — (Continued)
Banco de Bogota SA	4,740	$28,530
Bancolombia SA	4,987	35,381
Bancolombia SA, Sponsored ADR	3,204	81,318
Celsia SA ESP	103,896	60,966
Cementos Argos SA	157,520	180,332
*<»CEMEX Latam Holdings SA	37,434	23,020
Corp Financiera Colombiana SA	34,114	104,068
Ecopetrol SA	508,776	297,992
Grupo Argos SA	12,698	27,379
Grupo Energia Bogota SA ESP	171,584	69,058
Interconexion Electrica SA ESP	52,045	182,420
Mineros SA	18,544	7,836

TOTAL COLOMBIA		1,498,866

CZECHIA — (0.0%)
CEZ AS	22,596	965,388
Komercni Banka AS	15,445	451,647
ΩMoneta Money Bank AS	89,123	343,783
Philip Morris CR AS	182	125,069

TOTAL CZECHIA		1,885,887

DENMARK — (1.8%)
*ALK-Abello A/S	82,341	911,292
Alm Brand A/S	418,281	604,200
#*Ambu A/S, Class B	9,446	92,944
#AP Moller—Maersk A/S, Class A	238	387,603
AP Moller—Maersk A/S, Class B	286	474,888
*Bang & Olufsen A/S	42,342	51,628
BankNordik P/F	1,025	23,007
#*Bavarian Nordic A/S	50,988	969,381
*Brodrene Hartmann A/S	1,220	60,643
Carlsberg AS, Class B	17,403	2,070,216
cBrain A/S	183	4,722
Chr Hansen Holding A/S	35,724	2,430,892
Coloplast A/S, Class B	20,211	2,103,717
Columbus A/S	35,018	30,251
D/S Norden A/S	13,349	757,307
Danske Bank A/S	106,982	2,503,597
*Demant A/S	35,713	1,358,959
DFDS A/S	12,585	362,863
DSV A/S	37,894	5,645,449
FLSmidth & Co. A/S	29,063	1,087,390
*Genmab A/S	8,812	2,483,361
#*Genmab A/S, Class S, ADR	1,020	28,968
*GN Store Nord AS	58,823	977,142
H Lundbeck A/S	136,094	709,635
H Lundbeck A/S, Class A	29,269	132,307
*H+H International A/S, Class B	17,426	195,943
ISS A/S	25,075	362,204
Jeudan A/S	2,050	66,482
*Jyske Bank A/S, Registered	29,442	2,068,885
Matas A/S	23,592	306,704
#*ΩNetcompany Group A/S	21,113	658,384
*Nilfisk Holding A/S	13,875	222,036
*NKT A/S	31,755	1,591,943
*ΩNNIT A/S	5,934	68,068
North Media A/S	2,174	17,580
Novo Nordisk A/S, Class B	356,858	34,213,410
Novo Nordisk A/S, Sponsored ADR	51,614	4,984,364

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
Novozymes A/S, B Shares	61,093	$2,739,143
*NTG Nordic Transport Group A/S	1,260	49,873
ΩOrsted AS	7,084	340,890
Pandora A/S	68,817	7,778,928
Parken Sport & Entertainment A/S	2,697	47,360
Per Aarsleff Holding A/S	10,104	441,429
Ringkjoebing Landbobank A/S	22,493	3,059,546
ROCKWOOL A/S, Class A	1,797	396,995
ROCKWOOL A/S, Class B	4,839	1,074,519
Royal Unibrew A/S	38,997	2,815,420
*RTX A/S	2,195	23,189
ΩScandinavian Tobacco Group A/S	35,758	530,191
Schouw & Co. A/S	8,788	541,367
Solar A/S, B Shares	3,720	221,524
#SP Group A/S	2,590	73,357
Spar Nord Bank A/S	40,494	612,455
Sparekassen Sjaelland-Fyn A/S	2,685	78,709
Sydbank AS	51,257	2,221,196
*TCM Group A/S	1,538	8,582
Tivoli A/S	202	20,768
Topdanmark AS	24,347	1,089,544
TORM PLC, Class A	13,070	398,318
Tryg A/S	112,860	2,200,030
*Vestas Wind Systems A/S	128,342	2,767,368
*Zealand Pharma A/S	18,768	778,218

TOTAL DENMARK		101,327,284

EGYPT — (0.0%)
Commercial International Bank Egypt SAE, Registered Shares, GDR	127,555	145,158

TOTAL EGYPT		145,158

FINLAND — (0.9%)
Aktia Bank OYJ	24,496	230,960
Alma Media OYJ	15,630	144,394
Aspo OYJ	8,325	51,917
Atria OYJ	7,160	78,860
Cargotec OYJ, Class B	25,522	1,004,079
Caverion OYJ	8,534	76,945
Citycon OYJ	12,825	67,699
Digia OYJ	1,095	5,787
Elisa OYJ	47,754	2,023,085
ΩEnento Group OYJ	3,615	64,270
#*Finnair OYJ	72,691	4,426
Fiskars OYJ Abp	13,847	211,642
Fortum OYJ	176,764	2,092,611
F-Secure OYJ	24,164	43,420
#Gofore OYJ	3,040	70,371
Huhtamaki OYJ	56,958	1,951,239
Kemira OYJ	71,845	1,160,371
Kesko OYJ, Class A	32,432	558,091
Kesko OYJ, Class B	122,408	2,065,644
Kone OYJ, Class B	50,917	2,200,679
Konecranes OYJ	44,595	1,457,008
#Lassila & Tikanoja OYJ	7,069	69,937
*Mandatum OYJ	101,798	392,959
Marimekko OYJ	19,086	219,897
#Metsa Board OYJ	4,065	35,147
Metsa Board OYJ	78,209	590,244
Metso Oyj	234,485	2,058,656

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
Musti Group OYJ	19,774	$388,971
Neste OYJ	50,910	1,706,381
Nokia OYJ	346,393	1,149,676
#Nokia OYJ, Sponsored ADR	562,448	1,861,703
Nokian Renkaat OYJ	87,606	660,052
Nordea Bank Abp	485,173	5,097,017
Olvi OYJ, A Shares	6,636	196,049
Oma Saastopankki OYJ	2,841	62,461
Orion OYJ, Class A	13,197	523,098
Orion OYJ, Class B	63,597	2,523,525
#Outokumpu OYJ	172,138	704,695
*Pihlajalinna OYJ	2,048	15,911
Ponsse OYJ	3,963	103,885
Puuilo OYJ	34,137	285,236
*QT Group OYJ	9,139	532,264
Raisio OYJ, Class V	81,867	171,510
Rapala VMC OYJ	2,901	8,555
Revenio Group OYJ	8,671	201,270
Sampo OYJ, A Shares	101,798	3,993,070
Sanoma OYJ	32,792	253,374
Scanfil OYJ	5,253	42,309
*Stockmann OYJ Abp, Class B	4,618	10,714
Stora Enso OYJ, Class R	202,097	2,419,217
Taaleri OYJ	3,924	34,965
#Talenom OYJ	5,824	31,580
*Teleste OYJ	1,219	3,930
ΩTerveystalo OYJ	43,527	300,434
TietoEVRY OYJ	74,048	1,548,162
Tokmanni Group Corp.	31,116	419,344
UPM-Kymmene OYJ	76,629	2,573,280
Uponor OYJ	27,401	827,182
Vaisala OYJ, A Shares	12,207	415,472
Valmet OYJ	108,293	2,422,104
Wartsila OYJ Abp	125,730	1,493,764
*WithSecure OYJ	42,092	37,818
YIT OYJ	68,714	122,165

TOTAL FINLAND		52,071,481

FRANCE — (5.7%)
ABC arbitrage	13,759	70,317
Accor SA	53,491	1,700,164
Aeroports de Paris SA	13,945	1,559,484
*Air France-KLM	9,524	107,253
Air Liquide SA	33,817	5,779,205
Airbus SE	62,998	8,408,878
AKWEL SADIR	5,280	80,924
ΩALD SA	70,868	474,541
Alstom SA	29,771	401,218
Alten SA	21,014	2,472,183
ΩAmundi SA	19,421	1,010,392
*ΩAramis Group SAS	6,573	22,372
Arkema SA	48,958	4,573,560
Assystem SA	2,834	113,232
Aubay	3,005	100,530
AXA SA	157,701	4,659,836
Axway Software SA	4,225	101,821
*Bastide le Confort Medical	2,315	51,019
#*Believe SA	4,233	43,132
Beneteau SACA	23,118	278,080

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
*Bigben Interactive	8,107	$23,908
BioMerieux	11,091	1,060,953
BNP Paribas SA	103,606	5,945,406
Boiron SA	3,504	145,742
Bollore SE	244,427	1,330,556
Bonduelle SCA	7,341	77,595
*<»Bourbon Corp. SA	12,106	—
Bouygues SA	116,610	4,093,374
Bureau Veritas SA	124,571	2,829,633
Capgemini SE	48,247	8,491,048
Carrefour SA	339,106	5,942,877
Catana Group	9,755	58,773
CBo Territoria	10,820	40,372
*Cegedim SA	4,100	74,540
*CGG SA	354,624	249,643
Chargeurs SA	11,885	91,957
Cie de Saint-Gobain SA	143,472	7,794,836
Cie des Alpes	12,244	171,610
Cie Generale des Etablissements Michelin SCA	266,093	7,880,945
Cie Plastic Omnium SE	39,659	444,349
#Clariane SE	29,232	110,060
Coface SA	91,142	1,096,321
Credit Agricole SA	169,184	2,034,707
Danone SA	56,008	3,324,119
Danone SA, Sponsored ADR	600	7,158
Dassault Aviation SA	2,491	493,687
Dassault Systemes SE	9,178	376,551
Dassault Systemes SE, ADR	5,690	234,087
Derichebourg SA	95,493	412,023
Edenred SE	49,450	2,625,988
Eiffage SA	77,634	7,032,496
*Ekinops SAS	3,608	16,589
Elis SA	133,319	2,180,013
Engie SA	201,182	3,190,604
Equasens	2,011	137,529
Eramet SA	4,838	333,675
EssilorLuxottica SA	12,281	2,215,089
Esso SA Francaise	937	57,295
Etablissements Maurel et Prom SA	55,397	328,786
Eurazeo SE	21,134	1,187,303
*Euroapi SA	24,060	125,759
Eurofins Scientific SE	37,219	1,881,663
ΩEuronext NV	28,758	2,000,144
#Eutelsat Communications SACA	46,358	197,472
*Exclusive Networks SA	12,806	203,311
Exel Industries SA, Class A	538	25,476
Fnac Darty SA	13,966	327,424
*Forvia SE	129,802	2,173,268
Gaztransport Et Technigaz SA	19,981	2,549,184
Getlink SE	121,997	1,964,574
GL Events SACA	6,535	111,487
Groupe Crit SA	2,025	132,707
Groupe SFPI	7,866	12,455
*Haulotte Group SA	3,630	8,173
Hermes International SCA	2,708	5,036,622
*HEXAOM SA	327	5,012
*ID Logistics Group SACA	1,404	379,913
Imerys SA	5,293	139,980

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Infotel SA	1,781	$81,702
Interparfums SA	1,491	70,210
Ipsen SA	19,776	2,330,720
IPSOS SA	25,839	1,252,525
Jacquet Metals SACA	7,672	121,640
*JCDecaux SE	15,574	242,976
Kaufman & Broad SA	11,574	307,067
Kering SA	9,966	4,036,669
ΩLa Francaise des Jeux SAEM	63,132	2,029,951
Laurent-Perrier	1,093	136,326
Lectra	9,871	249,365
Legrand SA	41,584	3,581,410
Linedata Services	469	25,679
LISI SA	10,183	235,182
LNA Sante SA	2,542	54,410
L’Oreal SA	16,986	7,112,585
*Lumibird	1,673	23,979
LVMH Moet Hennessy Louis Vuitton SE	31,665	22,575,541
ΩMaisons du Monde SA	8,268	41,477
Manitou BF SA	5,978	125,996
Mersen SA	10,364	342,885
Metropole Television SA	21,432	267,994
#*Nacon SA	5,268	8,074
ΩNeoen SA	13,886	365,178
Nexans SA	16,434	1,158,633
Nexity SA	41,147	573,232
NRJ Group	8,607	58,589
Oeneo SA	10,234	140,626
Orange SA	971,816	11,412,343
Pernod Ricard SA	7,191	1,273,154
*Pierre Et Vacances SA	38,682	51,763
*Plastiques Du Val De Loire	1,870	4,665
*Prodways Group SA	1,634	1,608
Publicis Groupe SA	68,991	5,230,094
Publicis Groupe SA, ADR	1,600	30,464
Quadient SA	17,877	372,630
*<»Recylex SA	4,505	—
Renault SA	73,670	2,573,587
Rexel SA	228,075	4,637,101
Robertet SA	77	62,670
Rubis SCA	29,087	631,504
Safran SA	30,295	4,707,866
Sanofi SA	76,593	6,938,197
Sanofi SA, Sponsored ADR	9,884	447,251
Sartorius Stedim Biotech	3,526	658,001
Savencia SA	2,527	147,976
Schneider Electric SE	30,718	4,707,364
SCOR SE	91,942	2,735,704
SEB SA	13,480	1,327,240
Seche Environnement SACA	2,230	229,348
SES SA	165,125	960,831
#*SES-imagotag SA	1,716	171,225
*ΩSMCP SA	6,291	22,276
Societe BIC SA	14,997	939,225
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	126	13,851
Societe Generale SA	133,537	2,984,599
Societe LDC SADIR	671	87,947
Societe pour l’Informatique Industrielle	5,057	240,003

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Sodexo SA	25,715	$2,714,825
*SOITEC	6,590	978,675
Sopra Steria Group SACA	8,194	1,466,323
SPIE SA	108,059	2,837,195
Stef SA	2,425	260,425
STMicroelectronics NV	45,324	1,723,718
#STMicroelectronics NV, Sponsored NVDR	66,004	2,506,832
Sword Group	4,117	149,480
Synergie SE	6,848	214,617
Technip Energies NV	84,251	1,838,958
Teleperformance SE	10,191	1,164,984
Television Francaise 1 SA	38,901	273,849
TFF Group	1,405	61,928
Thales SA	16,345	2,404,058
Thermador Groupe	2,409	170,858
Totalenergies EP Gabon	361	60,671
TotalEnergies SE	724,697	48,411,693
#TotalEnergies SE, Sponsored ADR	9,460	630,036
Trigano SA	3,845	503,146
*Ubisoft Entertainment SA	64,293	1,826,710
Valeo SE	170,392	2,240,507
*Vallourec SACA	150,697	1,803,930
Veolia Environnement SA	51,218	1,398,375
Veolia Environnement SA, ADR	26,622	363,124
ΩVerallia SA	44,747	1,453,933
Vetoquinol SA	1,144	96,374
Vicat SACA	13,083	401,035
VIEL & Cie SA	11,323	95,030
Vinci SA	95,199	10,513,378
Virbac SACA	1,643	470,634
Vivendi SE	194,946	1,742,433
Vranken-Pommery Monopole SA	954	15,630
Wavestone	2,887	131,065
*ΩWorldline SA	13,992	177,179
*ΩX-Fab Silicon Foundries SE	30,927	279,172
*Xilam Animation SA	720	3,303

TOTAL FRANCE		315,960,153

GERMANY — (4.6%)
1&1 AG	23,015	394,583
7C Solarparken AG	38,417	131,160
Adesso SE	667	62,817
adidas AG	22,805	4,030,353
*ΩADLER Group SA	2,580	1,140
*Adtran Networks SE	770	16,262
AIXTRON SE	10,266	287,123
All for One Group SE	630	24,372
#Allgeier SE	2,678	60,293
Allianz SE, ADR	29,967	699,729
Allianz SE, Registered	62,309	14,548,668
AlzChem Group AG	2,148	50,177
Amadeus Fire AG	3,490	402,095
Atoss Software AG	2,435	512,187
ΩAumann AG	2,443	32,537
Aurubis AG	23,760	1,950,386
#*ΩAuto1 Group SE	6,277	36,757
BASF SE	198,270	9,123,727
Bayer AG, Registered	218,750	9,401,392
Bayerische Motoren Werke AG	72,198	6,687,360

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
BayWa AG	10,175	$338,783
Bechtle AG	49,722	2,211,572
ΩBefesa SA	2,548	74,172
Beiersdorf AG	3,966	520,028
Bertrandt AG	1,879	90,666
Bijou Brigitte AG	2,311	84,763
Bilfinger SE	17,169	628,274
*Borussia Dortmund GmbH & Co. KGaA	74,878	294,425
Brenntag SE	84,261	6,245,184
CANCOM SE	7,907	196,574
Carl Zeiss Meditec AG, Class R	6,526	563,843
*CECONOMY AG	177,205	335,278
CENIT AG	4,236	53,058
Cewe Stiftung & Co. KGaA	4,125	373,664
*Cherry SE	2,570	6,221
Commerzbank AG	491,624	5,274,434
CompuGroup Medical SE & Co. KGaA	16,785	612,802
Continental AG	20,038	1,301,315
*ΩCovestro AG	122,154	6,158,895
CropEnergies AG	14,749	126,589
CTS Eventim AG & Co. KGaA	37,883	2,284,424
Daimler Truck Holding AG	95,911	3,002,826
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	10,729
*ΩDelivery Hero SE	11,984	303,631
Dermapharm Holding SE	5,235	201,748
Deutsche Bank AG, Registered	31,153	341,011
#Deutsche Bank AG, Registered Sponsored	481,336	5,299,509
Deutsche Boerse AG	15,865	2,602,607
*Deutsche Lufthansa AG, Registered	211,299	1,474,963
Deutsche Post AG	195,417	7,593,021
Deutsche Telekom AG	796,844	17,245,427
Deutsche Wohnen SE	6,481	139,064
Deutz AG	19,172	77,371
DMG Mori AG	2,373	108,357
*Dr. Hoenle AG	1,093	20,622
Draegerwerk AG & Co. KGaA	1,222	54,896
Duerr AG	52,893	1,082,940
ΩDWS Group GmbH & Co. KGaA	21,466	627,596
E.ON SE	875,704	10,385,488
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,688	184,038
EDAG Engineering Group AG	9,082	119,996
Elmos Semiconductor SE	6,451	420,716
ElringKlinger AG	5,405	30,394
#*Encavis AG	53,751	699,109
Energiekontor AG	4,516	332,708
Evonik Industries AG	30,486	559,406
*Evotec SE	9,881	169,928
Fielmann Group AG	11,969	513,895
*flatexDEGIRO AG	45,118	455,534
*Fraport AG Frankfurt Airport Services Worldwide	16,353	807,737
Freenet AG	85,013	2,151,227
Fresenius Medical Care AG & Co. KGaA	83,926	2,778,402
Fresenius SE & Co. KGaA	17,845	457,221
FUCHS SE	14,519	486,488
GEA Group AG	62,372	2,124,842
Gerresheimer AG	41,621	3,867,035
Gesco SE	3,607	79,684
GFT Technologies SE	11,684	348,024

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
*Grand City Properties SA	1,837	$16,378
H&R GmbH & Co. KGaA	7,950	39,831
Hamburger Hafen und Logistik AG	16,763	296,609
Hannover Rueck SE	6,165	1,357,373
#ΩHapag-Lloyd AG	6,576	946,012
Hawesko Holding SE	668	21,959
Heidelberg Materials AG	63,772	4,616,050
#*Heidelberger Druckmaschinen AG	180,750	215,890
Hella GmbH & Co. KGaA	1,704	129,502
*HelloFresh SE	94,565	2,055,087
Henkel AG & Co. KGaA	12,026	758,370
Hensoldt AG	32,541	959,648
*Highlight Communications AG	2,399	6,999
HOCHTIEF AG	12,867	1,327,406
Hornbach Holding AG & Co. KGaA	2,593	154,308
HUGO BOSS AG	37,503	2,184,210
Indus Holding AG	4,230	82,179
Infineon Technologies AG	132,190	3,838,955
Infineon Technologies AG, Sponsored ADR	32,157	938,341
Init Innovation in Traffic Systems SE	1,480	40,361
ΩInstone Real Estate Group SE	16,194	92,090
IVU Traffic Technologies AG	5,129	75,574
Jenoptik AG	11,735	277,352
ΩJOST Werke SE	8,267	378,366
K+S AG, Registered	38,853	651,746
*Katek SE	1,367	14,955
KION Group AG	28,488	868,428
Kloeckner & Co. SE	1,712	10,604
Kloeckner & Co. SE	30,478	311,201
Knaus Tabbert AG	606	27,671
Knorr-Bremse AG	17,489	971,252
*Koenig & Bauer AG	1,473	16,753
Kontron AG	17,448	350,410
Krones AG	10,306	1,000,022
KSB SE & Co. KGaA	38	23,899
KWS Saat SE & Co. KGaA	3,713	209,577
LANXESS AG	21,880	499,549
*LEG Immobilien SE	23,929	1,488,243
Leifheit AG	2,484	41,091
*Medios AG	10,293	161,455
Mercedes-Benz Group AG	245,838	14,403,586
Merck KGaA	7,332	1,103,206
*METRO AG	130,454	827,343
MLP SE	32,141	155,257
MTU Aero Engines AG	11,250	2,104,760
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	8,264	3,306,229
Mutares SE & Co. KGaA	8,214	246,575
#*Nagarro SE	1,842	129,378
Nemetschek SE	19,914	1,481,862
New Work SE	516	36,870
Nexus AG	4,050	197,134
*Nordex SE	32,595	341,981
OHB SE	3,082	139,918
Pfeiffer Vacuum Technology AG	1,907	293,890
PNE AG	35,221	446,000
*ProCredit Holding AG & Co. KGaA	2,862	20,511
ProSiebenSat.1 Media SE	91,043	507,917
PSI Software SE	3,005	70,673

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Puma SE	46,522	$2,620,971
*PVA TePla AG	9,497	143,649
PWO AG	1,010	31,814
*q.beyond AG	60,973	36,736
*QIAGEN NV	24,687	924,034
*QIAGEN NV	18,948	703,388
*R Stahl AG	845	20,543
Rational AG	2,391	1,358,422
Rheinmetall AG	47,085	13,457,550
RTL Group SA	5,533	192,763
RWE AG	137,980	5,269,396
SAF-Holland SE	2,392	31,857
Salzgitter AG	34,083	847,328
SAP SE	30,299	4,058,997
Schloss Wachenheim AG	321	5,632
ΩScout24 SE	19,291	1,183,067
#Secunet Security Networks AG	1,052	142,554
#*SGL Carbon SE	29,824	182,682
Siemens AG, Registered	50,247	6,636,787
#*Siemens Energy AG	90,988	804,982
ΩSiemens Healthineers AG	7,577	370,973
Siltronic AG	15,899	1,359,550
Sixt SE	8,158	701,053
*SMA Solar Technology AG	12,067	736,594
Stabilus SE	12,693	803,652
#STRATEC SE	2,396	110,421
Stroeer SE & Co. KGaA	20,214	923,878
Suedzucker AG	60,206	910,023
SUESS MicroTec SE	5,804	100,121
Surteco Group SE	3,313	53,928
Symrise AG	12,847	1,306,332
Synlab AG	7,914	82,940
*TAG Immobilien AG	57,319	623,132
Takkt AG	16,965	216,978
Talanx AG	20,217	1,270,414
*ΩTeamViewer SE	82,267	1,260,435
Technotrans SE	1,931	33,780
Telefonica Deutschland Holding AG	698,709	1,184,246
thyssenkrupp AG	311,671	2,160,451
United Internet AG	27,471	570,576
USU Software AG	1,060	19,551
#VERBIO Vereinigte BioEnergie AG	12,324	415,155
*Vitesco Technologies Group AG	9,766	950,721
Volkswagen AG	7,251	833,880
Vonovia SE	14,863	340,913
Vossloh AG	1,159	44,899
Wacker Chemie AG	12,321	1,504,197
Wacker Neuson SE	15,433	282,211
Washtec AG	4,629	146,542
Wuestenrot & Wuerttembergische AG	13,323	184,762
*ΩZalando SE	8,630	200,592
Zeal Network SE	2,295	73,988

TOTAL GERMANY		255,085,108

GREECE — (0.1%)
*Aegean Airlines SA	22,986	251,224
*Alpha Services and Holdings SA	434,948	648,236
Athens Water Supply & Sewage Co. SA	9,863	58,485
Autohellas Tourist and Trading SA	13,258	178,255

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GREECE — (Continued)
Avax SA	23,283	$32,633
Bank of Greece	5,894	85,351
*Ellaktor SA	28,429	55,952
ElvalHalcor SA	34,777	61,315
Entersoft SA Software Development & Related Services Co.	5,744	36,793
Epsilon Net SA	10,276	101,232
*Eurobank Ergasias Services and Holdings SA	328,372	535,214
*<»FF Group	3,954	—
Fourlis Holdings SA	19,598	83,897
GEK Terna Holding Real Estate Construction SA	22,240	310,303
Hellenic Exchanges—Athens Stock Exchange SA	14,293	73,121
Hellenic Telecommunications Organization SA	38,654	540,544
HELLENIQ ENERGY HOLDINGS S.A.	32,522	238,225
Holding Co. ADMIE IPTO SA	46,081	97,416
Ideal Holdings SA	2,087	12,838
*Intracom SA Technical & Steel Constructions	4,480	14,253
JUMBO SA	25,487	669,725
*LAMDA Development SA	25,169	161,751
Motor Oil Hellas Corinth Refineries SA	45,107	1,072,761
Mytilineos SA	10,675	394,698
*National Bank of Greece SA	37,402	213,484
OPAP SA	23,325	394,474
Piraeus Financial Holdings SA	171,397	505,457
Piraeus Port Authority SA	3,714	82,636
*Public Power Corp. SA	13,423	136,632
Quest Holdings SA	8,682	48,179
Sarantis SA	10,648	88,352
*Sunrisemezz PLC	3,729	1,031
Terna Energy SA	17,087	256,286
Thrace Plastics Holding and Co.	12,376	51,933
Titan Cement International SA	26,644	498,482

TOTAL GREECE		7,991,168

HONG KONG — (1.3%)
AIA Group, Ltd.	1,499,800	13,005,320
#*Aidigong Maternal & Child Health, Ltd.	1,078,000	34,167
Analogue Holdings, Ltd.	102,000	17,207
ASMPT, Ltd.	197,900	1,669,274
Associated International Hotels, Ltd.	38,000	31,567
Bank of East Asia, Ltd. (The)	453,648	538,028
BOC Hong Kong Holdings, Ltd.	522,000	1,380,952
Bright Smart Securities & Commodities Group, Ltd.	474,000	81,781
#ΩBudweiser Brewing Co. APAC, Ltd.	81,500	154,988
Build King Holdings, Ltd.	300,000	41,791
*<»Burwill Holdings, Ltd.	1,710,000	—
Cafe de Coral Holdings, Ltd.	140,000	176,239
#*Cathay Pacific Airways, Ltd.	914,271	918,407
*Century City International Holdings, Ltd.	196,000	6,513
Cheuk Nang Holdings, Ltd.	24,781	5,384
Chevalier International Holdings, Ltd.	34,349	25,725
*China Baoli Technologies Holdings, Ltd.	1,775	154
*<»China Com Rich Rene Ene Invest	710,000	—
*China Energy Development Holdings, Ltd.	3,368,000	34,865
Chow Sang Sang Holdings International, Ltd.	138,000	158,730
Chow Tai Fook Jewellery Group, Ltd.	523,000	737,919
CITIC Telecom International Holdings, Ltd.	1,264,000	481,394
CK Asset Holdings, Ltd.	290,843	1,453,360
CK Hutchison Holdings, Ltd.	365,260	1,846,233
CK Infrastructure Holdings, Ltd.	88,000	407,689

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
CK Life Sciences International Holdings, Inc.	746,000	$66,738
CLP Holdings, Ltd.	147,000	1,075,550
*C-Mer Eye Care Holdings, Ltd.	222,000	108,381
CN Logistics International Holdings, Ltd.	22,000	16,954
*CNQC International Holdings, Ltd.	115,000	2,866
#*Cowell e Holdings, Inc.	157,000	376,418
ΩCrystal International Group, Ltd.	286,000	86,627
CSI Properties, Ltd.	2,240,000	30,059
Dah Sing Banking Group, Ltd.	209,596	137,416
Dah Sing Financial Holdings, Ltd.	127,500	288,091
Eagle Nice International Holdings, Ltd.	118,000	67,712
EC Healthcare	417,000	130,569
Emperor International Holdings, Ltd.	603,333	33,542
*Energy International Investments Holdings, Ltd.	224,000	26,624
*Esprit Holdings, Ltd.	1,805,000	76,125
ΩESR Group, Ltd.	398,200	510,943
Fairwood Holdings, Ltd.	64,000	87,682
Far East Consortium International, Ltd.	811,927	167,063
First Pacific Co., Ltd.	1,270,400	480,585
*ΩFIT Hon Teng, Ltd.	1,045,000	140,231
*ΩFosun Tourism Group	140,200	120,229
*ΩFrontage Holdings Corp.	334,000	83,238
FSE Lifestyle Services, Ltd.	55,000	40,980
Galaxy Entertainment Group, Ltd.	69,000	386,684
Giordano International, Ltd.	964,000	274,739
*Gold Peak Technology Group, Ltd.	262,000	17,747
Golden Resources Development International, Ltd.	316,000	24,231
Great Eagle Holdings, Ltd.	118,611	193,122
*Greentech Technology International, Ltd.	158,000	9,087
Guotai Junan International Holdings, Ltd.	1,541,000	122,105
#*Haitong International Securities Group, Ltd.	1,424,196	256,642
Hang Lung Group, Ltd.	34,000	45,278
Hang Lung Properties, Ltd.	526,000	693,750
Hang Seng Bank, Ltd.	75,100	860,455
Hanison Construction Holdings, Ltd.	215,208	23,378
*Hao Tian International Construction Investment Group, Ltd.	344,000	43,085
*Harbour Centre Development, Ltd.	21,000	19,163
Henderson Land Development Co., Ltd.	114,486	298,484
HK Electric Investments & HK Electric Investments, Ltd.	332,000	184,147
HKBN, Ltd.	848,000	293,699
HKR International, Ltd.	378,960	78,460
HKT Trust & HKT, Ltd.	2,668,000	2,761,905
Hon Kwok Land Investment Co., Ltd.	20,000	4,396
Hong Kong & China Gas Co., Ltd.	2,158,765	1,503,626
Hong Kong Exchanges & Clearing, Ltd.	144,690	5,085,212
*Hongkong & Shanghai Hotels, Ltd. (The)	308,462	237,715
Hutchison Telecommunications Hong Kong Holdings, Ltd.	24,000	3,221
Hysan Development Co., Ltd.	25,000	46,009
*IGG, Inc.	650,000	228,446
ΩImpro Precision Industries, Ltd.	26,000	7,011
International Housewares Retail Co., Ltd.	337,000	92,168
*IRC, Ltd.	2,856,000	32,850
*ITC Properties Group, Ltd.	197,218	17,391
Jacobson Pharma Corp., Ltd.	30,000	2,492
JBM Healthcare, Ltd.	35,630	5,373
Johnson Electric Holdings, Ltd.	389,405	482,240
K Wah International Holdings, Ltd.	447,931	120,218
Karrie International Holdings, Ltd.	232,000	16,901

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
Kerry Logistics Network, Ltd.	351,750	$298,047
Kerry Properties, Ltd.	233,000	391,877
Kowloon Development Co., Ltd.	172,000	151,675
KRP Development Holdings, Ltd.	58,000	6,894
*Lai Sun Development Co., Ltd.	139,920	17,167
Liu Chong Hing Investment, Ltd.	88,000	60,057
L’Occitane International SA	269,750	692,940
Luk Fook Holdings International, Ltd.	194,000	480,500
*Magnificent Hotel Investment, Ltd.	500,000	5,687
Man Wah Holdings, Ltd.	1,162,400	721,988
#*MECOM Power and Construction, Ltd.	769,500	41,796
*Melco International Development, Ltd.	650,000	452,739
*Melco Resorts & Entertainment, Ltd., Sponsored ADR	11,953	100,883
*<»MH Development, Ltd.	34,000	—
*Midland Holdings, Ltd.	218,100	16,445
Modern Dental Group, Ltd.	130,000	55,990
*Mongolian Mining Corp.	480,000	196,917
MTR Corp., Ltd.	100,085	374,139
NagaCorp., Ltd.	567,601	243,736
Nameson Holdings, Ltd.	746,000	41,950
National Electronics Holdings	30,800	3,031
*New Focus Auto Tech Holdings, Ltd.	6,096,000	194,770
#New World Development Co., Ltd.	415,602	761,666
*»NewOcean Energy Holdings, Ltd.	346,000	310
Nissin Foods Co., Ltd.	110,000	83,928
Oriental Watch Holdings	238,000	114,672
Pacific Basin Shipping, Ltd.	4,823,000	1,393,040
*Paliburg Holdings, Ltd.	156,000	18,542
*Paradise Entertainment, Ltd.	132,000	16,701
PAX Global Technology, Ltd.	371,000	256,039
PC Partner Group, Ltd.	610,000	242,453
PCCW, Ltd.	2,722,954	1,332,837
Pentamaster International, Ltd.	156,000	17,744
Perfect Medical Health Management, Ltd.	245,000	114,913
Pico Far East Holdings, Ltd.	466,000	81,591
Plover Bay Technologies, Ltd.	112,000	31,920
Power Assets Holdings, Ltd.	217,500	1,039,606
PRADA SpA	137,500	825,921
Public Financial Holdings, Ltd.	174,000	39,583
*Regal Hotels International Holdings, Ltd.	188,000	64,872
ΩRegina Miracle International Holdings, Ltd.	170,000	50,622
*Sa Sa International Holdings, Ltd.	716,000	93,336
*ΩSamsonite International SA	813,000	2,514,454
*Sands China, Ltd.	10,800	28,986
SAS Dragon Holdings, Ltd.	216,000	96,618
*Shangri-La Asia, Ltd.	513,166	327,263
*Shun Tak Holdings, Ltd.	670,000	87,340
SITC International Holdings Co., Ltd.	1,064,000	1,637,216
#*SJM Holdings, Ltd.	849,376	294,176
SmarTone Telecommunications Holdings, Ltd.	77,586	40,456
#*Solomon Systech International, Ltd.	646,000	26,419
Soundwill Holdings, Ltd.	40,500	29,710
*South China Holdings Co., Ltd.	1,160,000	6,820
Stella International Holdings, Ltd.	238,500	269,450
Sun Hung Kai Properties, Ltd.	102,588	1,053,465
SUNeVision Holdings, Ltd.	645,000	239,878
Swire Pacific, Ltd., Class A	161,500	1,034,066
Swire Pacific, Ltd., Class B	202,500	207,816

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
Swire Properties, Ltd.	81,200	$157,116
Tai Hing Group Holdings, Ltd.	148,000	16,267
Tai Sang Land Development, Ltd.	20,710	7,702
Tao Heung Holdings, Ltd.	144,000	14,355
Techtronic Industries Co., Ltd.	231,500	2,109,494
*Television Broadcasts, Ltd.	56,000	25,908
*Texhong International Group, Ltd.	254,500	138,884
Texwinca Holdings, Ltd.	408,000	54,229
*Theme International Holdings, Ltd.	2,330,000	172,712
*Tongda Group Holdings, Ltd.	3,960,000	55,165
Town Health International Medical Group, Ltd.	1,368,000	55,947
Tradelink Electronic Commerce, Ltd.	268,000	30,141
Transport International Holdings, Ltd.	127,496	155,773
United Laboratories International Holdings, Ltd. (The)	966,500	986,930
*<»Untrade CW Group Hold	210,000	—
*<»Untrade Hua Han Health	1,233,842	—
*<»Untrade Huiyuan Juice	306,500	13,733
*<»Untrade SMI Holdings	414,396	—
*<»Untrade.Anxin China	816,000	—
*<»Untrade.Brightoil	1,089,000	—
*<»Untrade.C Animal Health	47,000	564
*<»Untrade.C Fiber Optic	521,599	—
*<»Untrade.DBA Telecom	72,000	—
*<»Untrade.Fuguiniao H Shs	53,000	—
*<»Untrade.Gold Finance Holding	62,000	—
*<»Untrade.Hsin Chong GP	876,000	7,344
*<»Untrade.Long Well International	856,000	—
*<»Untrade.Master Glory GP	211,687	—
*<»Untrade.Pac Andes International Holdings	1,128,607	3,952
*<»Untrade.Rexlot Holdings	5,031,399	—
*<»Untrade.Tech Pro	2,780,000	—
*<»Untrade.Tenwow Int L	286,000	—
*<»UP Energy Development Group, Ltd.	524,000	—
Value Partners Group, Ltd.	565,000	194,962
Vedan International Holdings, Ltd.	152,000	8,547
Vesync Co., Ltd.	180,000	113,412
Vitasoy International Holdings, Ltd.	360,000	443,524
*Vobile Group, Ltd.	22,000	5,651
VSTECS Holdings, Ltd.	405,600	204,754
VTech Holdings, Ltd.	65,800	383,047
ΩWH Group, Ltd.	7,866,708	4,695,132
Wharf Real Estate Investment Co., Ltd.	199,000	695,582
Wing Tai Properties, Ltd.	102,000	37,673
*Wynn Macau, Ltd.	186,800	164,965
*Xingye Alloy Materials Group, Ltd.	89,000	12,057
Xinyi Glass Holdings, Ltd.	1,065,860	1,224,610
Yue Yuen Industrial Holdings, Ltd.	7,500	8,780
*Zensun Enterprises, Ltd.	105,000	2,241

TOTAL HONG KONG		73,058,550

HUNGARY — (0.1%)
*4iG Nyrt	4,928	11,033
Magyar Telekom Telecommunications PLC	160,360	248,784
*MASTERPLAST Nyrt	1,030	7,677
MOL Hungarian Oil & Gas PLC	208,506	1,655,377
*Opus Global Nyrt	106,523	112,036
OTP Bank Nyrt	16,675	619,124
Richter Gedeon Nyrt	27,708	648,238

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HUNGARY — (Continued)

TOTAL HUNGARY		$3,302,269

INDIA — (5.7%)
360 ONE WAM, Ltd.	6,936	43,744
Aarti Drugs, Ltd.	20,096	113,310
Aarti Pharmalabs, Ltd.	9,361	43,275
ABB India, Ltd.	6,072	299,688
ACC, Ltd.	28,047	636,069
Action Construction Equipment, Ltd.	13,202	132,101
Adani Enterprises, Ltd.	2,683	73,945
*Adani Green Energy, Ltd.	13,469	147,480
Adani Ports & Special Economic Zone, Ltd.	83,274	784,894
ADF Foods, Ltd.	21,335	60,975
*Aditya Birla Capital, Ltd.	16,378	33,923
Advanced Enzyme Technologies, Ltd.	15,554	58,342
Aegis Logistics, Ltd.	42,500	149,258
AGI Greenpac, Ltd.	15,211	161,649
Agro Tech Foods, Ltd.	2,658	24,625
Ahluwalia Contracts India, Ltd.	14,045	114,634
AIA Engineering, Ltd.	11,963	505,130
Ajanta Pharma, Ltd.	18,899	400,231
Akzo Nobel India, Ltd.	3,717	107,871
Alembic Pharmaceuticals, Ltd.	22,017	188,559
Alkem Laboratories, Ltd.	8,278	370,045
Alkyl Amines Chemicals	2,035	52,369
Allcargo Logistics, Ltd.	38,373	117,872
Allcargo Terminals, Ltd.	38,373	17,698
*Alok Industries, Ltd.	312,233	65,253
Amara Raja Energy & Mobility, Ltd.	65,386	481,567
*Amber Enterprises India, Ltd.	6,347	223,681
Ambuja Cements, Ltd.	98,466	501,976
Amrutanjan Health Care, Ltd.	4,615	33,064
Anant Raj, Ltd.	50,961	148,674
Andhra Sugars, Ltd. (The)	42,805	54,625
Angel One, Ltd.	21,309	660,817
Apar Industries, Ltd.	10,475	651,640
Apcotex Industries, Ltd.	13,262	77,103
APL Apollo Tubes, Ltd.	96,528	1,814,768
Apollo Hospitals Enterprise, Ltd.	25,855	1,496,762
Apollo Tyres, Ltd.	192,880	883,332
Arvind Fashions, Ltd.	16,332	63,134
Arvind, Ltd.	88,621	208,410
Asahi India Glass, Ltd.	31,183	209,400
Ashiana Housing, Ltd.	23,482	60,398
Ashok Leyland, Ltd.	314,410	633,285
*Ashoka Buildcon, Ltd.	83,179	129,826
Asian Paints, Ltd.	33,418	1,202,400
Astec Lifesciences, Ltd.	3,485	51,085
*ΩAster DM Healthcare, Ltd.	73,445	290,794
Astra Microwave Products, Ltd.	23,981	134,078
Astral, Ltd.	25,616	569,415
AstraZeneca Pharma India, Ltd.	851	47,779
Atul, Ltd.	9,432	707,093
ΩAU Small Finance Bank, Ltd.	49,675	399,208
Aurobindo Pharma, Ltd.	113,669	1,159,780
Automotive Axles, Ltd.	1,863	51,162
Avanti Feeds, Ltd.	22,762	110,312
*ΩAvenue Supermarts, Ltd.	5,836	254,682
Axis Bank, Ltd.	572,835	6,755,303

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Axis Bank, Ltd., GDR	809	$47,084
Bajaj Auto, Ltd.	19,703	1,257,558
Bajaj Consumer Care, Ltd.	35,277	98,426
Bajaj Finserv, Ltd.	23,760	447,911
*Bajaj Hindusthan Sugar, Ltd.	519,951	166,429
Balkrishna Industries, Ltd.	30,170	925,406
Balmer Lawrie & Co., Ltd.	6,865	11,065
Balrampur Chini Mills, Ltd.	322,568	1,600,660
Banco Products India, Ltd.	14,122	75,954
ΩBandhan Bank, Ltd.	115,893	298,089
Bank of Baroda	319,673	753,312
Bank of India	222,199	255,802
Bank of Maharashtra	139,189	69,796
Bannari Amman Sugars, Ltd.	1,452	44,960
BASF India, Ltd.	5,965	180,830
Bata India, Ltd.	36,615	688,707
Bayer CropScience, Ltd.	3,536	208,984
BEML, Ltd.	9,982	242,270
Berger Paints India, Ltd.	64,375	431,905
*BF Utilities, Ltd.	2,087	15,674
Bhansali Engineering Polymers, Ltd.	56,632	59,245
Bharat Bijlee, Ltd.	2,123	95,576
Bharat Dynamics, Ltd.	21,479	251,310
Bharat Electronics, Ltd.	2,731,078	4,370,906
Bharat Forge, Ltd.	79,381	971,874
Bharat Heavy Electricals, Ltd.	459,445	666,884
Bharat Petroleum Corp., Ltd.	57,338	240,519
Bharat Rasayan, Ltd.	333	35,285
Bharti Airtel, Ltd.	314,867	3,458,067
Birla Corp., Ltd.	14,070	215,160
Birlasoft, Ltd.	316,202	2,079,878
Bliss GVS Pharma, Ltd.	27,113	27,387
BLS International Services, Ltd.	26,356	82,858
Blue Dart Express, Ltd.	2,623	207,285
Blue Star, Ltd.	25,470	270,627
Bodal Chemicals, Ltd.	33,476	30,035
Bombay Burmah Trading Co.	7,406	120,427
*Bombay Dyeing & Manufacturing Co., Ltd.	14,358	27,558
*Borosil Renewables, Ltd.	19,509	95,520
*Borosil, Ltd.	2,403	11,152
Bosch, Ltd.	700	163,534
Brigade Enterprises, Ltd.	42,939	317,406
*Brightcom Group, Ltd.	179,312	36,074
Britannia Industries, Ltd.	19,035	1,012,007
BSE, Ltd.	28,448	636,553
*Camlin Fine Sciences, Ltd.	46,047	79,613
Canara Bank	102,735	474,259
*Capacit’e Infraprojects, Ltd.	18,872	47,271
Caplin Point Laboratories, Ltd.	11,270	138,813
Carborundum Universal, Ltd.	43,530	560,445
Care Ratings, Ltd.	11,698	127,913
Castrol India, Ltd.	208,015	340,159
CCL Products India, Ltd.	44,521	315,571
Ceat, Ltd.	12,252	310,293
Central Depository Services India, Ltd.	31,580	552,317
Century Enka, Ltd.	5,642	30,531
Century Plyboards India, Ltd.	22,626	168,189
Century Textiles & Industries, Ltd.	33,780	439,317

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Cera Sanitaryware, Ltd.	2,222	$226,401
CESC, Ltd.	160,688	163,566
CG Power & Industrial Solutions, Ltd.	201,078	942,130
Chambal Fertilisers and Chemicals, Ltd.	107,383	372,158
Chennai Petroleum Corp., Ltd.	9,288	64,167
*<»Chennai Super Kings Cricket, Ltd.	65,357	—
Cholamandalam Financial Holdings, Ltd.	32,655	446,415
CIE Automotive India, Ltd.	58,234	321,845
Cigniti Technologies, Ltd.	12,873	159,245
Cipla, Ltd.	195,602	2,819,192
City Union Bank, Ltd.	157,545	261,317
Coal India, Ltd.	180,335	680,652
ΩCochin Shipyard, Ltd.	16,232	185,474
*ΩCoffee Day Enterprises, Ltd.	17,512	10,022
Coforge, Ltd.	25,316	1,515,532
Colgate-Palmolive India, Ltd.	38,119	967,777
Computer Age Management Services, Ltd.	9,391	253,435
Container Corp. Of India, Ltd.	82,663	683,276
Coromandel International, Ltd.	72,888	913,083
Cosmo First, Ltd.	8,345	63,856
CRISIL, Ltd.	7,224	355,483
Crompton Greaves Consumer Electricals, Ltd.	508,192	1,721,262
*CSB Bank, Ltd.	20,564	81,605
Cummins India, Ltd.	49,955	1,005,925
Cyient, Ltd.	27,362	522,025
*D B Realty, Ltd.	12,152	24,958
Dabur India, Ltd.	80,737	512,881
Dalmia Bharat Sugar & Industries, Ltd.	8,935	48,560
Dalmia Bharat, Ltd.	29,520	746,077
Datamatics Global Services, Ltd.	2,032	16,508
DB Corp., Ltd.	46,855	169,167
DCB Bank, Ltd.	127,493	175,562
DCM Shriram, Ltd.	13,208	146,978
DCW, Ltd.	77,422	49,703
Deepak Fertilisers & Petrochemicals Corp., Ltd.	33,544	258,836
Deepak Nitrite, Ltd.	73,489	1,753,621
Delta Corp., Ltd.	87,749	134,745
Dhampur Bio Organics, Ltd.	18,713	35,422
Dhampur Sugar Mills, Ltd.	18,713	59,594
Dhanuka Agritech, Ltd.	4,570	43,664
*<»Digidrive Distributors, Ltd.	3,258	3,955
*Dish TV India, Ltd.	654,442	133,233
*Dishman Carbogen Amcis, Ltd.	30,409	51,827
Divi’s Laboratories, Ltd.	17,411	708,569
Dixon Technologies India, Ltd.	17,711	1,085,225
DLF, Ltd.	108,659	735,410
Dollar Industries, Ltd.	14,444	72,924
ΩDr Lal PathLabs, Ltd.	18,641	541,640
Dr Reddy’s Laboratories, Ltd.	12,450	802,630
#Dr Reddy’s Laboratories, Ltd., Sponsored ADR	43,667	2,844,032
Dwarikesh Sugar Industries, Ltd.	91,770	98,815
Dynamatic Technologies, Ltd.	1,955	94,219
eClerx Services, Ltd.	10,894	256,195
Eicher Motors, Ltd.	21,322	843,968
EID Parry India, Ltd.	38,148	211,476
EIH Associated Hotels	5,892	31,644
EIH, Ltd.	64,567	174,448
Electrosteel Castings, Ltd.	121,003	123,316

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Elgi Equipments, Ltd.	42,594	$258,530
Emami, Ltd.	98,727	604,632
ΩEndurance Technologies, Ltd.	14,945	286,546
Engineers India, Ltd.	82,674	122,831
Epigral, Ltd.	962	10,345
EPL, Ltd.	40,356	87,514
ΩEquitas Small Finance Bank, Ltd.	219,175	244,160
*ΩEris Lifesciences, Ltd.	14,884	153,651
ESAB India, Ltd.	1,533	106,663
Escorts Kubota, Ltd.	29,909	1,125,286
Everest Kanto Cylinder, Ltd.	17,320	23,788
Excel Industries, Ltd.	934	9,570
Exide Industries, Ltd.	212,418	651,602
*FDC, Ltd.	17,922	77,987
Federal Bank, Ltd.	1,261,147	2,130,471
FIEM Industries, Ltd.	2,152	45,545
Filatex India, Ltd.	105,104	60,468
Fine Organic Industries, Ltd.	2,898	153,837
Finolex Cables, Ltd.	35,653	383,920
Finolex Industries, Ltd.	146,070	336,935
Firstsource Solutions, Ltd.	266,982	500,398
Force Motors, Ltd.	3,544	146,093
Fortis Healthcare, Ltd.	173,393	672,569
Gabriel India, Ltd.	39,035	156,968
GAIL India, Ltd.	1,256,707	1,803,731
Galaxy Surfactants, Ltd.	4,087	133,998
Garden Reach Shipbuilders & Engineers, Ltd.	18,819	167,929
Garware Technical Fibres, Ltd.	3,782	143,621
Gateway Distriparks, Ltd.	49,792	52,328
*Gati, Ltd.	23,499	40,586
*GE T&D India, Ltd.	25,313	120,167
ΩGeneral Insurance Corp. of India	23,703	64,924
Genus Power Infrastructures, Ltd.	73,445	217,357
Geojit Financial Services, Ltd.	31,401	22,610
*GHCL Textiles, Ltd.	53,691	48,365
GHCL, Ltd.	53,691	374,862
Gillette India, Ltd.	2,772	203,901
GlaxoSmithKline Pharmaceuticals, Ltd.	14,421	246,534
Glenmark Pharmaceuticals, Ltd.	78,623	706,116
GMM Pfaudler, Ltd.	1,365	28,446
*GMR Airports Infrastructure, Ltd.	473,405	310,453
Godawari Power and Ispat, Ltd.	20,859	154,315
Godfrey Phillips India, Ltd.	7,592	206,444
ΩGodrej Agrovet, Ltd.	14,423	80,457
Godrej Consumer Products, Ltd.	62,770	747,770
*Godrej Industries, Ltd.	28,415	214,583
*Godrej Properties, Ltd.	22,898	456,441
Goodyear India, Ltd.	3,596	55,573
Granules India, Ltd.	169,642	664,030
Graphite India, Ltd.	36,529	204,716
Grasim Industries, Ltd.	57,703	1,307,589
Gravita India, Ltd.	5,054	60,408
Great Eastern Shipping Co., Ltd. (The)	55,537	529,797
Greaves Cotton, Ltd.	20,983	31,679
Greenlam Industries, Ltd.	17,325	99,788
Greenpanel Industries, Ltd.	27,966	118,923
Greenply Industries, Ltd.	31,249	60,652
Grindwell Norton, Ltd.	17,782	457,991

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Gujarat Alkalies & Chemicals, Ltd.	20,537	$177,229
Gujarat Ambuja Exports, Ltd.	32,080	125,263
Gujarat Fluorochemicals, Ltd.	11,636	387,630
Gujarat Gas, Ltd.	3,576	17,569
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	86,557	718,841
Gujarat Pipavav Port, Ltd.	120,257	175,997
Gujarat State Petronet, Ltd.	152,582	490,227
Happiest Minds Technologies, Ltd.	10,020	98,601
*Hathway Cable & Datacom, Ltd.	42,479	9,235
Hatsun Agro Product, Ltd.	24,932	338,441
Havells India, Ltd.	33,269	497,944
HBL Power Systems, Ltd.	49,388	175,138
HCL Technologies, Ltd.	195,593	2,997,603
ΩHDFC Asset Management Co., Ltd.	18,494	607,295
HDFC Bank, Ltd.	335,686	5,953,013
ΩHDFC Life Insurance Co., Ltd.	40,846	303,357
*HealthCare Global Enterprises, Ltd.	16,384	72,899
HEG, Ltd.	4,105	80,477
HeidelbergCement India, Ltd.	12,106	27,219
Heritage Foods, Ltd.	27,686	74,553
Hero MotoCorp, Ltd.	50,604	1,877,074
Hester Biosciences, Ltd.	1,317	26,240
HFCL, Ltd.	455,741	356,891
HG Infra Engineering, Ltd.	10,441	112,099
HIL, Ltd.	269	9,011
Himadri Speciality Chemical, Ltd.	158,794	455,352
Hindalco Industries, Ltd.	719,671	3,971,821
Hinduja Global Solutions, Ltd.	1,048	11,743
Hindustan Aeronautics, Ltd.	34,674	759,229
*Hindustan Construction Co., Ltd.	364,820	111,735
Hindustan Copper, Ltd.	104,065	178,986
*Hindustan Oil Exploration Co., Ltd.	21,624	42,659
*Hindustan Petroleum Corp., Ltd.	131,275	390,551
Hindustan Unilever, Ltd.	46,334	1,382,361
Hindware Home Innovation, Ltd.	11,858	71,475
Hitachi Energy India, Ltd.	1,582	78,723
Honda India Power Products, Ltd.	1,550	53,521
Honeywell Automation India, Ltd.	151	65,286
Huhtamaki India, Ltd.	6,706	22,709
I G Petrochemicals, Ltd.	4,619	26,998
ICICI Bank, Ltd.	102,421	1,126,021
ICICI Bank, Ltd., Sponsored ADR	293,191	6,505,908
ΩICICI Lombard General Insurance Co., Ltd.	27,190	448,645
ΩICICI Prudential Life Insurance Co., Ltd.	26,211	165,356
ΩICICI Securities, Ltd.	18,225	139,896
ICRA, Ltd.	1,189	77,948
*IDFC First Bank, Ltd.	1,485,775	1,475,804
IDFC, Ltd.	1,645,595	2,263,073
*IFB Industries, Ltd.	5,171	54,350
Igarashi Motors India, Ltd.	4,877	34,381
IIFL Securities, Ltd.	75,939	91,391
*India Cements, Ltd. (The)	107,691	270,654
India Glycols, Ltd.	6,683	53,595
Indian Bank	107,028	539,969
Indian Hotels Co., Ltd.	213,142	981,502
Indian Oil Corp., Ltd.	293,187	315,869
*Indian Overseas Bank	256,982	121,301
Indian Railway Catering & Tourism Corp., Ltd.	58,200	465,097

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Indo Count Industries, Ltd.	44,852	$153,316
Indoco Remedies, Ltd.	18,301	69,855
Indraprastha Gas, Ltd.	67,172	308,475
*Indus Towers, Ltd.	73,665	152,535
IndusInd Bank, Ltd.	78,630	1,361,171
Infibeam Avenues, Ltd.	403,108	92,475
Info Edge India, Ltd.	12,561	616,179
Infosys, Ltd.	539,098	8,860,351
Infosys, Ltd., Sponsored ADR	204,470	3,357,397
Ingersoll Rand India, Ltd.	3,935	132,710
*Inox Wind, Ltd.	55,305	143,977
Insecticides India, Ltd.	3,549	21,901
Intellect Design Arena, Ltd.	37,478	305,779
*ΩInterGlobe Aviation, Ltd.	19,642	578,900
Ipca Laboratories, Ltd.	59,759	706,087
IRB Infrastructure Developers, Ltd.	380,340	153,034
ΩIRCON International, Ltd.	152,397	253,968
ISGEC Heavy Engineering, Ltd.	1,855	15,002
ITC, Ltd.	527,670	2,715,076
ITD Cementation India, Ltd.	40,223	96,453
*ITI, Ltd.	27,199	88,171
J Kumar Infraprojects, Ltd.	14,330	69,310
*Jagran Prakashan, Ltd.	49,391	59,204
Jai Corp., Ltd.	33,695	122,261
*Jaiprakash Power Ventures, Ltd.	924,343	106,580
Jammu & Kashmir Bank, Ltd. (The)	153,671	196,752
Jamna Auto Industries, Ltd.	85,661	110,910
JB Chemicals & Pharmaceuticals, Ltd.	30,928	519,406
JBM Auto, Ltd.	10,245	147,728
Jindal Poly Films, Ltd.	8,921	66,946
Jindal Saw, Ltd.	104,934	558,203
Jindal Stainless, Ltd.	266,993	1,419,163
Jindal Steel & Power, Ltd.	152,557	1,161,327
*Jio Financial Services, Ltd.	291,257	766,109
JK Cement, Ltd.	23,434	887,725
JK Lakshmi Cement, Ltd.	35,293	291,025
JK Paper, Ltd.	116,372	532,739
JK Tyre & Industries, Ltd.	54,548	199,366
JSW Energy, Ltd.	170,604	790,536
JSW Steel, Ltd.	389,093	3,441,183
JTEKT India, Ltd.	35,401	58,825
Jubilant Foodworks, Ltd.	121,717	732,345
Jubilant Ingrevia, Ltd.	28,466	143,529
Jubilant Pharmova, Ltd.	5,652	25,426
Jyothy Labs, Ltd.	69,463	302,518
Kajaria Ceramics, Ltd.	35,033	530,742
Kalpataru Projects International, Ltd.	45,912	365,658
Kalyani Steels, Ltd.	14,435	79,631
Kansai Nerolac Paints, Ltd.	10,021	37,925
Karnataka Bank, Ltd. (The)	174,880	482,261
Karur Vysya Bank, Ltd. (The)	371,958	639,298
*Kaveri Seed Co., Ltd.	13,767	102,295
KCP, Ltd. (The)	32,972	51,898
KEC International, Ltd.	61,953	467,519
KEI Industries, Ltd.	64,721	1,867,500
Kennametal India, Ltd.	2,656	79,282
*Kesoram Industries, Ltd.	30,374	29,021
Kirloskar Brothers, Ltd.	9,563	103,941

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Kirloskar Ferrous Industries, Ltd.	16,771	$95,318
Kirloskar Oil Engines, Ltd.	24,452	159,678
KNR Constructions, Ltd.	66,921	212,155
Kolte-Patil Developers, Ltd.	19,142	110,311
Kotak Mahindra Bank, Ltd.	89,045	1,860,283
KPIT Technologies, Ltd.	155,164	2,269,070
KPR Mill, Ltd.	50,523	488,520
KRBL, Ltd.	27,868	120,598
KSB, Ltd.	7,665	281,858
ΩL&T Technology Services, Ltd.	7,193	361,703
LA Opala RG, Ltd.	13,388	68,115
Lakshmi Machine Works, Ltd.	828	131,313
Larsen & Toubro, Ltd.	118,001	4,151,285
ΩLaurus Labs, Ltd.	242,686	1,054,444
LG Balakrishnan & Bros, Ltd.	14,194	181,477
Linde India, Ltd.	1,563	112,539
LT Foods, Ltd.	66,100	130,956
ΩLTIMindtree, Ltd.	23,223	1,411,475
Lumax Auto Technologies, Ltd.	8,710	36,923
Lupin, Ltd.	37,486	507,933
Mahanagar Gas, Ltd.	16,860	209,062
Maharashtra Seamless, Ltd.	32,112	276,732
Mahindra & Mahindra, Ltd.	335,601	5,879,353
Mahindra & Mahindra, Ltd., GDR	1,668	29,524
*Mahindra Holidays & Resorts India, Ltd.	35,467	169,691
Mahindra Lifespace Developers, Ltd.	31,462	185,483
Maithan Alloys, Ltd.	5,759	71,632
Man Infraconstruction, Ltd.	54,514	98,115
Mangalam Cement, Ltd.	8,373	39,683
*Mangalore Refinery & Petrochemicals, Ltd.	38,834	48,368
Marico, Ltd.	234,611	1,511,920
Marksans Pharma, Ltd.	61,722	78,247
Maruti Suzuki India, Ltd.	7,019	876,107
Mastek, Ltd.	7,005	185,817
Max Healthcare Institute, Ltd.	57,604	396,959
*»Max Ventures & Industries, Ltd.	6,426	16,687
Mayur Uniquoters, Ltd.	7,647	48,059
Mazagon Dock Shipbuilders, Ltd.	5,464	129,075
Meghmani Organics, Ltd.	34,696	30,671
ΩMetropolis Healthcare, Ltd.	4,234	71,472
Minda Corp., Ltd.	45,719	178,903
ΩMishra Dhatu Nigam, Ltd.	16,806	79,641
MM Forgings, Ltd.	2,939	30,709
MOIL, Ltd.	4,815	13,411
Monte Carlo Fashions, Ltd.	8,944	82,840
Motherson Sumi Wiring India, Ltd.	451,823	325,333
Mphasis, Ltd.	41,356	1,054,728
MRF, Ltd.	699	909,216
Mrs Bectors Food Specialities, Ltd.	2,612	35,157
MSTC, Ltd.	8,258	43,855
Mukand, Ltd.	11,875	22,671
Multi Commodity Exchange of India, Ltd.	1,727	48,349
Narayana Hrudayalaya, Ltd.	28,916	345,914
Natco Pharma, Ltd.	27,813	267,361
National Aluminium Co., Ltd.	866,323	959,879
National Fertilizers, Ltd.	52,206	43,422
Nava, Ltd.	40,929	202,977
Navin Fluorine International, Ltd.	9,793	404,411

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Navneet Education, Ltd.	49,339	$89,867
NBCC India, Ltd.	284,343	224,035
NCC, Ltd.	259,445	450,125
NCL Industries, Ltd.	18,393	45,696
NELCO, Ltd.	4,568	38,998
NESCO, Ltd.	11,555	89,724
Nestle India, Ltd.	6,713	1,954,007
Neuland Laboratories, Ltd.	212	9,856
Newgen Software Technologies, Ltd.	12,977	175,463
NHPC, Ltd.	534,259	322,126
Nilkamal, Ltd.	2,668	76,295
ΩNippon Life India Asset Management, Ltd.	20,748	97,549
NLC India, Ltd.	76,475	123,082
*NMDC Steel, Ltd.	274,958	132,593
NMDC, Ltd.	274,958	509,238
NOCIL, Ltd.	48,009	127,722
Novartis India, Ltd.	4,345	34,344
NRB Bearings, Ltd.	24,272	75,782
NTPC, Ltd.	452,526	1,281,614
Nucleus Software Exports, Ltd.	1,434	26,246
Oberoi Realty, Ltd.	64,509	881,608
Oil & Natural Gas Corp., Ltd.	255,909	572,162
Oil India, Ltd.	82,703	296,855
*One 97 Communications, Ltd.	16,960	187,559
Oracle Financial Services Software, Ltd.	8,946	416,646
Orient Cement, Ltd.	65,287	155,143
Orient Paper & Industries, Ltd.	112,110	62,075
Oriental Carbon & Chemicals, Ltd.	4,649	41,993
*Orissa Minerals Development Co., Ltd. (The)	1,470	116,733
Page Industries, Ltd.	1,883	855,265
Panama Petrochem, Ltd.	13,480	52,303
*ΩParag Milk Foods, Ltd.	22,437	54,935
*Patel Engineering, Ltd.	157,689	91,668
*PC Jeweller, Ltd.	107,877	38,158
PCBL, Ltd.	115,528	276,822
Persistent Systems, Ltd.	23,171	1,714,390
Petronet LNG, Ltd.	421,018	1,009,326
Pfizer, Ltd.	1,752	82,791
Phoenix Mills, Ltd. (The)	33,770	736,311
PI Industries, Ltd.	14,894	608,443
Pidilite Industries, Ltd.	20,076	592,692
*Piramal Pharma, Ltd.	134,620	168,965
PNC Infratech, Ltd.	43,004	172,566
Poly Medicure, Ltd.	4,471	75,491
Polycab India, Ltd.	11,844	700,195
Polyplex Corp., Ltd.	20,187	247,625
Power Grid Corp. of India, Ltd.	459,685	1,116,103
Power Mech Projects, Ltd.	3,139	136,007
Praj Industries, Ltd.	58,652	377,271
*Prakash Industries, Ltd.	38,602	73,394
ΩPrataap Snacks, Ltd.	4,820	48,143
Prestige Estates Projects, Ltd.	80,003	735,758
*Pricol, Ltd.	72,888	310,387
*Prime Focus, Ltd.	27,584	30,513
*Prince Pipes & Fittings, Ltd.	17,117	129,572
*Prism Johnson, Ltd.	45,016	75,343
*Privi Speciality Chemicals, Ltd.	1,324	19,533
Procter & Gamble Health, Ltd.	3,281	201,079

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Procter & Gamble Hygiene & Health Care, Ltd.	1,186	$249,863
PSP Projects, Ltd.	6,820	61,738
Punjab National Bank	482,128	422,722
*Puravankara, Ltd.	18,870	31,843
*PVR Inox, Ltd.	4,637	89,013
Radico Khaitan, Ltd.	37,021	541,095
Rain Industries, Ltd.	178,447	329,851
Rajesh Exports, Ltd.	30,778	165,851
Rallis India, Ltd.	32,411	84,513
Ramco Cements, Ltd. (The)	61,882	737,080
Ramkrishna Forgings, Ltd.	60,680	466,549
Rane Holdings, Ltd.	2,928	42,104
Rashtriya Chemicals & Fertilizers, Ltd.	95,234	145,667
Ratnamani Metals & Tubes, Ltd.	8,817	292,996
Raymond, Ltd.	48,210	1,019,368
ΩRBL Bank, Ltd.	863,392	2,286,063
Redington, Ltd.	891,446	1,528,950
Relaxo Footwears, Ltd.	13,222	142,608
Reliance Industrial Infrastructure, Ltd.	5,705	68,895
Reliance Industries, Ltd.	291,257	8,003,566
ΩReliance Industries, Ltd., GDR	21,231	1,159,213
*Reliance Infrastructure, Ltd.	62,087	126,212
*Reliance Power, Ltd.	1,379,645	283,357
RHI Magnesita India, Ltd.	16,643	137,048
Rico Auto Industries, Ltd.	64,014	67,198
RITES, Ltd.	22,566	122,386
RSWM, Ltd.	11,104	23,766
Safari Industries India, Ltd.	1,120	55,612
Sagar Cements, Ltd.	15,512	45,283
Samvardhana Motherson International, Ltd.	700,903	774,069
Sandhar Technologies, Ltd.	3,283	14,347
*Sanghi Industries, Ltd.	26,067	36,913
Sanofi India, Ltd.	3,912	355,224
Sarda Energy & Minerals, Ltd.	58,760	143,338
Saregama India, Ltd.	16,294	63,046
Sasken Technologies, Ltd.	3,582	49,558
Savita Oil Technologies, Ltd.	12,300	53,730
SBI Cards & Payment Services, Ltd.	26,112	234,011
ΩSBI Life Insurance Co., Ltd.	27,265	447,934
Schaeffler India, Ltd.	11,105	375,783
*Schneider Electric Infrastructure, Ltd.	24,200	93,128
Seshasayee Paper & Boards, Ltd.	8,475	35,327
ΩSH Kelkar & Co., Ltd.	20,439	35,412
Shakti Pumps India, Ltd.	5,456	67,867
Shankara Building Products, Ltd.	4,888	42,611
Sharda Cropchem, Ltd.	13,188	64,302
Sharda Motor Industries, Ltd.	3,959	45,437
*Sheela Foam, Ltd.	10,732	139,179
*<»Shipping Corp. of India Land & Assets, Ltd.	77,898	9,487
Shipping Corp. of India, Ltd.	77,898	130,284
*Shoppers Stop, Ltd.	15,065	115,821
Shree Cement, Ltd.	1,922	592,238
*Shree Renuka Sugars, Ltd.	187,223	109,511
Siemens, Ltd.	7,037	281,531
*SIS, Ltd.	19,392	96,018
Siyaram Silk Mills, Ltd.	11,799	75,123
SKF India, Ltd.	10,407	613,786
Sobha, Ltd.	18,481	158,232

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Solar Industries India, Ltd.	9,488	$626,826
Somany Ceramics, Ltd.	6,553	52,340
Sonata Software, Ltd.	50,255	696,344
South Indian Bank, Ltd. (The)	1,598,565	465,599
SRF, Ltd.	109,184	2,878,876
*Star Cement, Ltd.	63,523	119,708
State Bank of India	172,636	1,172,661
State Bank of India, GDR	6,235	422,110
Steel Authority of India, Ltd.	477,483	480,874
Strides Pharma Science, Ltd.	27,618	158,177
*Stylam Industries, Ltd.	719	14,428
Subros, Ltd.	12,359	55,086
Sudarshan Chemical Industries, Ltd.	13,736	78,316
Sumitomo Chemical India, Ltd.	9,919	44,467
Sun Pharmaceutical Industries, Ltd.	154,710	2,022,818
Sun TV Network, Ltd.	53,803	409,667
*<»Sundaram Clayton, Ltd.	2,010	24,656
Sundram Fasteners, Ltd.	38,565	581,124
*Sunflag Iron & Steel Co., Ltd.	24,612	50,653
Sunteck Realty, Ltd.	38,289	197,219
Suprajit Engineering, Ltd.	31,753	138,745
Supreme Industries, Ltd.	23,611	1,227,714
Supreme Petrochem, Ltd.	25,876	178,083
Surya Roshni, Ltd.	21,562	149,287
*Suven Pharmaceuticals, Ltd.	41,700	289,841
*Suzlon Energy, Ltd.	1,561,352	573,842
Swaraj Engines, Ltd.	3,098	74,902
Symphony, Ltd.	2,116	21,439
ΩSyngene International, Ltd.	62,705	512,357
Tamil Nadu Newsprint & Papers, Ltd.	7,444	24,815
Tamilnadu Petroproducts, Ltd.	18,995	20,852
Tanla Platforms, Ltd.	30,854	352,977
Tata Chemicals, Ltd.	115,125	1,326,322
Tata Coffee, Ltd.	44,920	141,894
Tata Communications, Ltd.	23,106	461,586
Tata Consultancy Services, Ltd.	116,602	4,717,858
Tata Consumer Products, Ltd.	96,447	1,043,140
Tata Elxsi, Ltd.	10,673	977,480
Tata Motors, Ltd.	799,540	6,036,973
Tata Power Co., Ltd. (The)	307,543	884,116
*Tata Steel Long Products, Ltd.	680	6,382
Tata Steel, Ltd.	4,718,128	6,729,355
TCI Express, Ltd.	5,436	86,343
*ΩTCNS Clothing Co., Ltd.	1,021	4,350
TD Power Systems, Ltd.	39,120	113,800
Tech Mahindra, Ltd.	237,571	3,233,337
Techno Electric & Engineering Co., Ltd.	23,038	138,850
Texmaco Rail & Engineering, Ltd.	74,640	109,416
Thermax, Ltd.	7,625	259,333
Thirumalai Chemicals, Ltd.	32,411	77,564
Thomas Cook India, Ltd.	76,726	124,500
Tide Water Oil Co. India, Ltd.	3,517	49,085
Tilaknagar Industries, Ltd.	6,525	16,415
Time Technoplast, Ltd.	52,744	101,328
Timken India, Ltd.	6,851	238,694
Tinplate Co. of India, Ltd. (The)	16,198	73,093
Titagarh Rail System, Ltd.	31,682	289,827
Titan Co., Ltd.	73,166	2,802,996

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Torrent Pharmaceuticals, Ltd.	25,126	$580,704
Torrent Power, Ltd.	50,970	444,999
*TransIndia Real Estate, Ltd.	38,373	18,044
Transport Corp. of India, Ltd.	18,816	185,044
Trent, Ltd.	36,941	956,017
Trident, Ltd.	645,663	270,646
Triveni Engineering & Industries, Ltd.	34,418	147,331
*Triveni Turbine, Ltd.	34,359	148,234
TTK Prestige, Ltd.	18,830	181,088
Tube Investments of India, Ltd.	59,617	2,255,685
*TV18 Broadcast, Ltd.	340,513	169,523
TVS Holdings, Ltd.	2,010	130,718
TVS Motor Co., Ltd.	62,861	1,201,066
TVS Srichakra, Ltd.	2,064	95,077
Uflex, Ltd.	19,544	99,963
Ugar Sugar Works, Ltd.	16,135	18,430
ΩUjjivan Small Finance Bank, Ltd.	269,118	168,403
UltraTech Cement, Ltd.	26,930	2,724,172
*Unichem Laboratories, Ltd.	10,202	53,351
Union Bank of India, Ltd.	266,291	324,953
United Breweries, Ltd.	9,681	187,803
*United Spirits, Ltd.	53,019	657,303
UNO Minda, Ltd.	66,718	466,937
UPL, Ltd.	577,413	3,748,456
Usha Martin, Ltd.	78,106	279,182
*VA Tech Wabag, Ltd.	21,924	127,001
Vardhman Textiles, Ltd.	61,130	271,036
*ΩVarroc Engineering, Ltd.	13,897	76,755
Varun Beverages, Ltd.	148,716	1,623,290
Vedanta, Ltd.	402,125	1,046,140
Venky’s India, Ltd.	4,313	101,476
Vesuvius India, Ltd.	4,919	210,485
V-Guard Industries, Ltd.	74,966	269,759
Vimta Labs, Ltd.	7,179	39,181
Vinati Organics, Ltd.	8,159	169,513
Vindhya Telelinks, Ltd.	3,334	97,847
VIP Industries, Ltd.	17,506	128,122
Visaka Industries, Ltd.	12,755	13,106
*VL E-Governance & IT Solutions, Ltd.	18,368	6,607
*V-Mart Retail, Ltd.	297	5,853
*Vodafone Idea, Ltd.	2,531,501	360,302
Voltamp Transformers, Ltd.	2,690	155,272
Voltas, Ltd.	6,275	63,120
VRL Logistics, Ltd.	15,519	123,981
VST Industries, Ltd.	1,976	76,192
VST Tillers Tractors, Ltd.	1,815	77,083
Welspun Corp., Ltd.	52,227	266,722
Welspun Enterprises, Ltd.	16,591	52,249
Welspun India, Ltd.	164,671	297,464
West Coast Paper Mills, Ltd.	21,076	186,424
Westlife Foodworld, Ltd.	20,843	198,670
Wipro, Ltd.	220,862	1,012,808
*Wockhardt, Ltd.	15,022	40,920
Wonderla Holidays, Ltd.	9,871	101,154
*Yes Bank, Ltd.	789,876	151,318
*Zee Entertainment Enterprises, Ltd.	946,487	2,946,590
*Zee Media Corp., Ltd.	276,233	44,126
Zensar Technologies, Ltd.	66,700	392,587

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Zomato, Ltd.	341,115	$430,600
Zydus Lifesciences, Ltd.	105,843	729,128
Zydus Wellness, Ltd.	5,653	103,967

TOTAL INDIA		318,210,872

INDONESIA — (0.6%)
ABM Investama TBK PT	150,900	36,288
Ace Hardware Indonesia TBK PT	3,099,900	156,117
Adaro Energy Indonesia TBK PT	11,687,500	1,883,538
*Adhi Karya Persero TBK PT	2,289,287	57,935
*Adi Sarana Armada TBK PT	703,500	35,873
*Agung Semesta Sejahtera TBK PT	358,500	248
AKR Corporindo TBK PT	6,670,600	625,697
*Alam Sutera Realty TBK PT	3,410,100	35,636
*Allo Bank Indonesia TBK PT	245,000	18,431
Aneka Tambang TBK	3,149,020	337,997
*<»Armidian Karyatama TBK PT	230,900	—
Arwana Citramulia TBK PT	1,999,800	83,089
Astra Agro Lestari TBK PT	291,488	129,367
Astra International TBK PT	4,593,500	1,669,969
Astra Otoparts TBK PT	744,600	129,373
*Asuransi Maximus Graha Persada TBK PT	245,400	865
*Bank Amar Indonesia TBK PT	2,783,100	55,364
Bank BTPN Syariah TBK PT	1,038,600	102,977
*Bank Capital Indonesia TBK PT	633,700	5,226
Bank Central Asia TBK PT	5,189,200	2,858,388
*Bank China Construction Bank Indonesia TBK PT	1,768,600	8,684
*Bank Ganesha TBK PT	1,266,700	5,741
Bank Mandiri Persero TBK PT	6,514,236	2,327,245
*Bank Mayapada International TBK PT	60,300	1,739
Bank Maybank Indonesia TBK PT	4,532,400	70,761
*Bank Nationalnobu TBK PT	230,700	10,602
Bank Negara Indonesia Persero TBK PT	2,999,440	904,458
*Bank Neo Commerce TBK PT	3,479,500	49,066
Bank OCBC Nisp TBK PT	1,967,500	137,484
*Bank Pan Indonesia TBK PT	2,129,100	152,126
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	1,470,181	105,046
Bank Pembangunan Daerah Jawa Timur TBK PT	1,912,000	72,821
Bank Rakyat Indonesia Persero TBK PT	7,325,693	2,287,406
Bank Syariah Indonesia TBK PT	3,475,937	328,228
Bank Tabungan Negara Persero TBK PT	3,149,885	242,909
Barito Pacific TBK PT	6,891,997	488,102
*Bintang Oto Global TBK PT	275,500	21,332
BISI International TBK PT	718,200	70,531
Blue Bird TBK PT	431,400	53,772
*Buana Lintas Lautan TBK PT	11,098,100	53,098
Bukit Asam TBK PT	3,471,800	542,025
*Bumi Resources Minerals TBK PT	26,910,700	328,654
*Bumi Resources TBK PT	38,893,400	276,673
*Bumi Serpong Damai TBK PT	2,466,400	156,042
*Bumi Teknokultura Unggul TBK PT	2,300,800	7,242
*Capital Financial Indonesia TBK PT	183,000	6,394
*Charoen Pokphand Indonesia TBK PT	1,124,000	410,400
ΩCikarang Listrindo TBK PT	440,700	19,698
Ciputra Development TBK PT	6,820,572	476,603
*Citra Marga Nusaphala Persada TBK PT	775,750	79,357
Dayamitra Telekomunikasi PT	636,000	24,823
Delta Dunia Makmur TBK PT	2,884,900	62,838
Dharma Satya Nusantara TBK PT	2,285,400	82,007

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Elang Mahkota Teknologi TBK PT	567,000	$17,847
Elnusa TBK PT	753,400	20,489
Erajaya Swasembada TBK PT	5,397,600	135,917
*Gajah Tunggal TBK PT	1,446,500	80,134
Garudafood Putra Putri Jaya TBK PT	4,924,800	130,212
Gudang Garam TBK PT	154,800	226,816
*<»Hanson International TBK PT	19,060,700	—
Harum Energy TBK PT	2,287,800	232,596
Hexindo Adiperkasa TBK PT	103,600	36,196
Impack Pratama Industri TBK PT	1,702,800	38,805
Indah Kiat Pulp & Paper TBK PT	1,264,400	764,132
Indika Energy TBK PT	1,977,300	225,924
Indo Tambangraya Megah TBK PT	345,900	577,589
Indocement Tunggal Prakarsa TBK PT	376,000	219,540
Indofood CBP Sukses Makmur TBK PT	243,000	158,329
Indofood Sukses Makmur TBK PT	2,536,500	1,061,865
Indomobil Sukses Internasional TBK PT	626,300	54,015
Indosat TBK PT	492,650	293,078
Industri Jamu Dan Farmasi Sido Muncul TBK PT	4,797,897	154,040
*<»Inti Agri Resources TBK PT	473,600	—
*Intiland Development TBK PT	2,598,900	32,394
Japfa Comfeed Indonesia TBK PT	3,684,300	284,121
Jasa Marga Persero TBK PT	603,126	161,745
Jaya Real Property TBK PT	932,000	40,777
Kalbe Farma TBK PT	7,254,900	771,846
*Kapuas Prima Coal TBK PT	1,985,300	6,249
*Kawasan Industri Jababeka TBK PT	10,182,900	84,617
*Krakatau Steel Persero TBK PT	2,335,937	24,852
*Lippo Karawaci TBK PT	13,784,095	76,361
*M Cash Integrasi PT	22,600	9,461
*Mahkota Group TBK PT	166,700	7,451
Map Aktif Adiperkasa PT	3,958,000	185,629
Matahari Department Store TBK PT	270,200	33,849
Mayora Indah TBK PT	983,525	176,459
*MD Pictures TBK PT	602,100	91,348
Medco Energi Internasional TBK PT	6,605,232	530,165
Media Nusantara Citra TBK PT	5,172,300	160,851
Medikaloka Hermina TBK PT	2,613,900	250,941
*Mega Manunggal Property TBK PT	706,300	15,295
*Merdeka Copper Gold TBK PT	724,127	101,656
*»Metro Healthcare Indonesia TBK PT	1,753,800	52,995
Metrodata Electronics TBK PT	2,603,000	82,752
Metropolitan Kentjana TBK PT	12,400	21,760
Mitra Adiperkasa TBK PT	5,160,600	563,654
Mitra Keluarga Karyasehat TBK PT	2,482,600	428,223
*MNC Digital Entertainment TBK PT	142,500	27,002
Mulia Industrindo TBK PT	1,019,500	26,185
Nippon Indosari Corpindo TBK PT	359,400	29,300
*»Omni Inovasi Indonesia TBK PT	784,500	1,852
Pabrik Kertas Tjiwi Kimia TBK PT	956,400	460,589
*Pacific Strategic Financial TBK PT	719,700	49,385
Pakuwon Jati TBK PT	9,576,800	241,153
*Panin Financial TBK PT	6,192,300	106,031
*Paninvest TBK PT	919,000	57,564
Perusahaan Gas Negara TBK PT	4,666,400	368,670
*<»Pool Advista Indonesia TBK PT	91,300	54
*PP Persero TBK PT	1,469,400	52,264
Prodia Widyahusada TBK PT	199,000	80,489

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Puradelta Lestari TBK PT	3,576,400	$38,500
*<»Rimo International Lestari TBK PT	3,756,500	—
Rukun Raharja TBK PT	472,700	27,972
Salim Ivomas Pratama TBK PT	1,950,400	46,166
Samudera Indonesia TBK PT	4,823,000	91,693
*Sarana Meditama Metropolitan TBK PT	1,483,100	32,118
Sarana Menara Nusantara TBK PT	4,535,500	254,114
Sariguna Primatirta TBK PT	1,514,600	61,023
Sawit Sumbermas Sarana TBK PT	1,646,700	118,695
*<»Sekawan Intipratama TBK PT	1,471,800	—
Selamat Sempurna TBK PT	1,140,300	155,773
Semen Baturaja TBK PT	772,600	15,175
Semen Indonesia Persero TBK PT	932,303	358,014
Siloam International Hospitals TBK PT	1,381,048	208,657
*<»Sri Rejeki Isman TBK PT	4,830,100	8,324
Steel Pipe Industry of Indonesia PT	504,000	9,265
Sumber Alfaria Trijaya TBK PT	2,901,900	527,950
Summarecon Agung TBK PT	6,524,133	219,730
Surya Citra Media TBK PT	8,184,300	77,799
Surya Esa Perkasa TBK PT	5,500,900	207,777
*»Surya Permata Andalan TBK PT	494,300	15,185
*Surya Semesta Internusa TBK PT	2,536,700	65,474
Telkom Indonesia Persero TBK PT	2,939,700	645,864
Telkom Indonesia Persero TBK PT, Sponsored ADR	15,151	333,322
Temas TBK PT	2,431,000	23,721
Tempo Scan Pacific TBK PT	427,100	44,901
Timah TBK PT	964,256	41,885
Tower Bersama Infrastructure TBK PT	1,920,100	250,211
*<»Trada Alam Minera TBK PT	5,604,000	—
Transcoal Pacific TBK PT	132,800	72,942
Triputra Agro Persada PT	4,128,600	142,948
Tunas Baru Lampung TBK PT	1,783,428	95,430
Ultrajaya Milk Industry & Trading Co. TBK PT	354,700	37,513
Unilever Indonesia TBK PT	1,362,000	310,383
United Tractors TBK PT	715,224	1,131,256
Vale Indonesia TBK PT	786,700	245,147
*Waskita Beton Precast TBK PT	3,253,600	10,241
*»Waskita Karya Persero TBK PT	3,217,605	30,789
*Wijaya Karya Persero TBK PT	1,766,100	42,693
*Wintermar Offshore Marine TBK PT	1,121,300	30,353
XL Axiata TBK PT	5,673,646	810,776

TOTAL INDONESIA		35,049,577

IRELAND — (0.4%)
AIB Group PLC	291,324	1,260,668
Bank of Ireland Group PLC	489,572	4,372,703
Cairn Homes PLC	285,150	335,765
Dalata Hotel Group PLC	43,569	184,671
FBD Holdings PLC	9,019	111,538
*Flutter Entertainment PLC	25,434	3,977,465
Glanbia PLC	117,024	1,840,580
*ΩGlenveagh Properties PLC	284,809	274,552
Irish Continental Group PLC	86,058	391,144
Kerry Group PLC, Class A	7,134	549,564
Kingspan Group PLC	49,037	3,290,315
*Permanent TSB Group Holdings PLC	11,387	22,628
Smurfit Kappa Group PLC	138,882	4,512,597

TOTAL IRELAND		21,124,190

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value

ISRAEL — (0.5%)
*Afcon Holdings, Ltd.	936	$21,607
*AFI Properties, Ltd.	4,877	131,528
Africa Israel Residences, Ltd.	867	36,733
*Airport City, Ltd.	17,649	231,698
Alrov Properties and Lodgings, Ltd.	2,753	77,720
Amot Investments, Ltd.	3,205	13,404
Arad, Ltd.	4,522	63,713
#*Argo Properties NV	3,304	40,549
*Ashdod Refinery, Ltd.	8,173	160,347
#Ashtrom Group, Ltd.	15,977	171,834
Atreyu Capital Markets, Ltd.	771	8,210
AudioCodes, Ltd.	—	3
#Aura Investments, Ltd.	36,795	76,399
*Avgol Industries 1953, Ltd.	8,213	2,899
*Azorim-Investment Development & Construction Co., Ltd.	35,182	110,010
Azrieli Group, Ltd.	3,577	153,582
Bank Hapoalim BM	152,599	1,088,983
Bank Leumi Le-Israel BM	420,134	2,699,085
Bet Shemesh Engines Holdings 1997, Ltd.	1,841	42,230
Bezeq The Israeli Telecommunication Corp., Ltd.	295,410	363,206
*Big Shopping Centers, Ltd.	1,289	90,170
*BioLine RX, Ltd.	79,428	7,598
Blue Square Real Estate, Ltd.	1,707	83,521
*Brack Capital Properties NV	718	40,746
*Camtek, Ltd.	5,451	282,282
Carasso Motors, Ltd.	30,344	89,182
*Cellcom Israel, Ltd.	64,485	158,584
*Ceragon Networks, Ltd.	16,269	27,657
*Clal Insurance Enterprises Holdings, Ltd.	56,480	704,752
Danel Adir Yeoshua, Ltd.	3,645	261,197
Delek Automotive Systems, Ltd.	9,257	42,698
Delek Group, Ltd.	15,198	1,656,681
Delta Galil, Ltd.	7,551	238,351
Delta Israel Brands, Ltd.	641	5,611
Diplomat Holdings, Ltd.	656	4,263
Dor Alon Energy in Israel 1988, Ltd.	1,781	27,290
*Doral Group Renewable Energy Resources, Ltd.	23,877	31,966
*Duniec Brothers, Ltd.	883	32,740
*El Al Israel Airlines	68,491	48,725
Elbit Systems, Ltd.	1,779	331,819
Elbit Systems, Ltd.	887	164,506
Electra Consumer Products 1970, Ltd.	5,785	83,767
Electra Real Estate, Ltd.	4,030	32,425
Electra, Ltd.	1,001	316,614
Energix-Renewable Energies, Ltd.	27,722	67,311
*Enlight Renewable Energy, Ltd.	1	12
*Equital, Ltd.	22,362	485,824
*Fattal Holdings 1998, Ltd.	3,190	263,603
First International Bank Of Israel, Ltd. (The)	19,943	677,836
FMS Enterprises Migun, Ltd.	1,293	40,079
Formula Systems 1985, Ltd.	8,787	497,609
Fox Wizel, Ltd.	6,746	382,694
Gav-Yam Lands Corp., Ltd.	25,963	146,646
*Gilat Satellite Networks, Ltd.	17,425	104,234
*Hagag Group Real Estate Development	973	2,071
Hamat Group, Ltd.	5,847	13,946
Harel Insurance Investments & Financial Services, Ltd.	92,130	590,736
Hilan, Ltd.	11,820	507,212

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
ICL Group, Ltd.	68,004	$329,468
IDI Insurance Co., Ltd.	2,144	41,904
Ilex Medical, Ltd.	533	8,005
Inrom Construction Industries, Ltd.	35,175	83,469
Isracard, Ltd.	1	2
Israel Canada T.R, Ltd.	68,925	144,817
Israel Discount Bank, Ltd., Class A	505,118	2,216,224
Israel Land Development Co., Ltd. (The)	10,397	64,789
Israel Shipyards Industries, Ltd.	494	10,898
Isras Investment Co., Ltd.	1,049	177,256
*Kamada, Ltd.	5,383	22,609
*Kamada, Ltd.	6,921	29,921
Kardan Real Estate Enterprise & Development, Ltd.	59,640	49,681
Kerur Holdings, Ltd.	2,125	40,225
*Klil Industries, Ltd.	160	6,795
Lapidoth Capital, Ltd.	571	7,715
M Yochananof & Sons, Ltd.	773	27,744
Malam—Team, Ltd.	2,725	37,720
Matrix IT, Ltd.	23,892	403,185
Max Stock, Ltd.	47,241	72,399
Maytronics, Ltd.	35,168	326,857
Mediterranean Towers, Ltd.	53,734	93,241
Mega Or Holdings, Ltd.	3,333	45,593
*Mehadrin, Ltd.	269	8,327
Meitav Investment House, Ltd.	15,513	45,248
Melisron, Ltd.	1	34
Menora Mivtachim Holdings, Ltd.	17,643	351,068
Meshulam Levinstein Contracting & Engineering, Ltd.	840	45,846
Migdal Insurance & Financial Holdings, Ltd.	342,799	321,992
Mivne Real Estate KD, Ltd.	129,252	278,629
Mizrahi Tefahot Bank, Ltd.	34,881	1,077,747
Naphtha Israel Petroleum Corp., Ltd.	26,450	101,405
*Nayax, Ltd.	439	8,888
*Neto ME Holdings, Ltd.	1,295	16,438
#*Nice, Ltd., Sponsored ADR	980	151,263
*Nova, Ltd.	5,678	540,214
Oil Refineries, Ltd.	2,388,528	654,173
One Software Technologies, Ltd.	27,764	281,583
*OPC Energy, Ltd.	12,546	68,009
Palram Industries 1990, Ltd.	9,530	67,938
*Partner Communications Co., Ltd.	142,600	517,802
*Paz Oil Co., Ltd.	8,173	580,416
*Perion Network, Ltd.	6,957	178,502
Phoenix Holdings, Ltd. (The)	94,331	800,480
Plasson Industries, Ltd.	1,869	63,431
Prashkovsky Investments and Construction, Ltd.	5,776	105,025
Qualitau, Ltd.	401	5,439
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	6,009	323,803
*Rani Zim Shopping Centers, Ltd.	7,094	4,124
Raval Ics, Ltd.	15,087	10,024
Retailors, Ltd.	10,082	174,449
*Scope Metals Group, Ltd.	5,877	151,227
#Shapir Engineering and Industry, Ltd.	25,726	137,865
*Shikun & Binui, Ltd.	115,119	260,085
*Shufersal, Ltd.	88,136	371,014
*Strauss Group, Ltd.	6,068	112,284
Tadiran Group, Ltd.	2,147	110,387
ΩTamar Petroleum, Ltd.	53,228	188,805

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
*Tel Aviv Stock Exchange, Ltd.	11,222	$49,931
Telsys, Ltd.	2,038	121,885
*Tera Light, Ltd.	16,867	24,807
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	167,270	1,435,177
Tiv Taam Holdings 1, Ltd.	15,450	22,509
*Tower Semiconductor, Ltd.	25,930	596,909
*Tower Semiconductor, Ltd.	4,323	99,998
YD More Investments, Ltd.	11,740	18,282
YH Dimri Construction & Development, Ltd.	1,823	97,829

TOTAL ISRAEL		28,858,506

ITALY — (2.1%)
A2A SpA	767,431	1,436,596
ACEA SpA	31,451	377,982
*Aeffe SpA	4,883	3,845
Amplifon SpA	79,806	2,247,225
ΩAnima Holding SpA	144,530	589,077
Arnoldo Mondadori Editore SpA	88,917	194,550
Ascopiave SpA	28,392	63,022
Assicurazioni Generali SpA	159,934	3,168,859
Azimut Holding SpA	55,657	1,169,534
Banca Generali SpA	41,957	1,357,958
Banca IFIS SpA	9,263	157,929
Banca Mediolanum SpA	71,752	584,440
*Banca Monte dei Paschi di Siena SpA	258,279	696,428
Banca Popolare di Sondrio SPA	379,329	2,064,905
Banco BPM SpA	1,946,800	9,924,653
Banco di Desio e della Brianza SpA	12,951	45,038
BasicNet SpA	2,271	10,874
Biesse SpA	4,566	48,215
BPER Banca	544,307	1,765,702
Brembo SpA	69,979	750,776
Brunello Cucinelli SpA	20,707	1,660,158
Buzzi SpA	45,349	1,198,352
Cairo Communication SpA	51,952	89,070
ΩCarel Industries SpA	25,582	532,153
Cementir Holding NV	22,837	189,972
*CIR SpA-Compagnie Industriali	215,609	87,855
Credito Emiliano SpA	40,084	324,123
d’Amico International Shipping SA	34,861	182,767
Danieli & C Officine Meccaniche SpA	7,170	189,468
Danieli & C Officine Meccaniche SpA	22,257	448,401
Datalogic SpA	7,950	47,562
Davide Campari-Milano NV, Class M	10,663	117,555
De’ Longhi SpA	10,342	230,874
DiaSorin SpA	4,463	398,621
Elica SpA	6,888	12,668
Emak SpA	29,309	27,541
ΩEnav SpA	35,894	119,284
Enel SpA	975,285	6,172,912
Eni SpA	648,457	10,574,687
ERG SpA	27,559	675,816
*Eurotech SpA	5,643	11,786
Ferrari NV	7,078	2,135,008
Ferrari NV	2,484	749,608
FinecoBank Banca Fineco SpA	129,018	1,515,781
FNM SpA	89,082	38,511
*Garofalo Health Care SpA	7,054	33,329
GPI SpA	673	5,328

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Gruppo MutuiOnline SpA	13,322	$374,566
Hera SpA	366,684	1,028,655
Illimity Bank SpA	15,015	76,403
IMMSI SpA	154,940	77,710
ΩInfrastrutture Wireless Italiane SpA	42,966	468,685
Interpump Group SpA	5,186	215,976
Intesa Sanpaolo SpA	1,362,698	3,538,287
Iren SpA	223,282	445,823
Italgas SpA	215,358	1,092,189
Italian Sea Group SPA (The)	6,328	46,487
*Iveco Group NV	123,689	1,039,904
IVS Group SA	7,512	41,766
*Landi Renzo SpA	15,998	6,493
Leonardo SpA	139,779	2,103,178
LU-VE SpA	2,170	40,369
Maire Tecnimont SpA	94,578	438,865
#Mediobanca Banca di Credito Finanziario SpA	260,079	3,098,175
MFE-MediaForEurope NV, Class A	113,635	205,921
Moncler SpA	39,322	2,034,119
*Newlat Food SpA	2,060	12,803
*ΩNexi SpA	222,780	1,289,485
Openjobmetis Spa agenzia per il lavoro	1,802	17,333
Orsero SpA	2,148	33,512
ΩOVS SpA	185,550	327,728
Pharmanutra SpA	2,475	126,226
Piaggio & C SpA	132,641	355,833
ΩPiovan SpA	4,615	41,464
ΩPirelli & C SpA	144,743	642,728
ΩPoste Italiane SpA	195,782	1,932,842
Prysmian SpA	31,176	1,162,917
ΩRAI Way SpA	57,296	284,642
Recordati Industria Chimica e Farmaceutica SpA	27,985	1,289,699
Reply SpA	6,497	610,165
Rizzoli Corriere Della Sera Mediagroup SpA	34,455	25,494
*Sabaf SpA	4,292	65,328
SAES Getters SpA	765	26,765
Salvatore Ferragamo SpA	23,368	285,039
Sanlorenzo SpA	7,596	269,775
Saras SpA	467,284	677,907
Sesa SpA	3,812	383,791
Snam SpA	88,607	405,539
*Sogefi SpA	52,091	85,894
SOL SpA	17,647	507,360
Stellantis NV	178,197	3,315,048
Stellantis NV	394,373	7,339,964
Stellantis NV	245,103	4,578,524
ΩTechnogym SpA	62,833	471,877
*Technoprobe SpA	7,061	51,311
*Telecom Italia SpA, Sponsored ADR	48,868	123,147
#*Telecom Italia SpA/Milano	5,252,973	1,355,345
Tenaris SA, Sponsored ADR	41,118	1,287,816
Terna—Rete Elettrica Nazionale	194,601	1,486,345
Tinexta Spa	5,099	87,582
*Tod’s SpA	4,988	166,606
UniCredit SpA	497,925	12,434,046
#ΩUnieuro SpA	1,252	11,580
Unipol Gruppo SpA	202,272	1,092,958
UnipolSai Assicurazioni SpA	195,106	461,538

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
#Wiit SpA	6,734	$105,202
Zignago Vetro SpA	14,813	193,526

TOTAL ITALY		116,223,053

JAPAN — (15.6%)
&Do Holdings Co., Ltd.	6,000	38,945
77 Bank, Ltd. (The)	28,600	629,806
A&D HOLON Holdings Co., Ltd.	21,100	209,823
ABC-Mart, Inc.	4,500	69,248
*Access Co., Ltd.	12,800	63,727
Achilles Corp.	5,500	55,855
Adastria Co., Ltd.	31,980	665,172
ADEKA Corp.	46,100	760,698
Advan Group Co., Ltd.	9,000	59,784
Advance Create Co., Ltd.	6,700	42,250
Advantest Corp.	154,000	3,879,362
Aeon Co., Ltd.	89,905	1,880,083
Aeon Delight Co., Ltd.	13,337	292,376
#Aeon Fantasy Co., Ltd.	3,700	65,647
Aeon Hokkaido Corp.	21,000	121,608
Aeon Mall Co., Ltd.	20,280	229,388
AFC-HD AMS Life Science Co., Ltd.	4,900	24,784
AGC, Inc.	83,800	2,828,101
Agro-Kanesho Co., Ltd.	4,300	38,132
#Ahresty Corp.	14,600	70,568
Ai Holdings Corp.	7,100	108,766
Aica Kogyo Co., Ltd.	21,200	484,067
Aichi Financial Group, Inc.	16,621	258,679
Aichi Steel Corp.	6,300	145,389
Aichi Tokei Denki Co., Ltd.	4,200	55,466
Aida Engineering, Ltd.	22,619	132,627
#*Aidma Holdings, Inc.	3,600	41,480
Ain Holdings, Inc.	15,601	436,987
Air Water, Inc.	131,900	1,651,744
Airport Facilities Co., Ltd.	9,700	35,868
Airtech Japan, Ltd.	5,300	48,015
Airtrip Corp.	5,700	67,634
Aisan Industry Co., Ltd.	24,100	188,733
Aisin Corp.	56,262	1,932,549
AIT Corp.	4,900	53,224
Ajinomoto Co., Inc.	100,600	3,640,186
*Akebono Brake Industry Co., Ltd.	10,900	8,709
Akita Bank, Ltd. (The)	4,800	65,957
Albis Co., Ltd.	1,400	22,972
Alconix Corp.	8,600	77,343
Alfresa Holdings Corp.	57,400	905,089
Alinco, Inc.	5,000	31,232
Alleanza Holdings Co., Ltd.	4,900	32,517
Alpen Co., Ltd.	11,800	152,326
Alpha Systems, Inc.	2,800	50,917
*AlphaPolis Co., Ltd.	400	5,930
Alps Alpine Co., Ltd.	113,900	924,316
Alps Logistics Co., Ltd.	7,400	76,714
Altech Corp.	9,810	165,373
Amada Co., Ltd.	136,100	1,303,080
Amano Corp.	19,700	399,476
Amiyaki Tei Co., Ltd.	2,300	55,736
Amvis Holdings, Inc.	23,800	401,840
*ANA Holdings, Inc.	20,400	397,641

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Anabuki Kosan, Inc.	1,900	$24,515
Anest Iwata Corp.	9,000	66,202
Anicom Holdings, Inc.	6,100	21,871
*Anrakutei Co., Ltd.	600	28,089
Anritsu Corp.	85,700	634,920
AOKI Holdings, Inc.	8,000	51,874
Aoyama Trading Co., Ltd.	43,100	426,888
Aoyama Zaisan Networks Co., Ltd.	14,800	103,198
#Aozora Bank, Ltd.	60,400	1,222,796
Arakawa Chemical Industries, Ltd.	8,200	54,957
Arata Corp.	7,700	283,707
ARCLANDS Corp.	27,520	293,108
Arcs Co., Ltd.	19,400	368,542
ARE Holdings, Inc.	52,900	667,166
Arealink Co., Ltd.	5,800	104,821
Argo Graphics, Inc.	7,300	157,863
Arisawa Manufacturing Co., Ltd.	20,800	146,271
As One Corp.	10,900	343,961
Asahi Co., Ltd.	13,600	116,742
Asahi Group Holdings, Ltd.	51,200	1,837,784
Asahi Intecc Co., Ltd.	26,200	434,490
Asahi Kasei Corp.	745,900	4,547,948
Asahi Net, Inc.	11,700	47,203
ASAHI YUKIZAI Corp.	9,200	222,338
Asanuma Corp.	7,200	168,774
Ashimori Industry Co., Ltd.	3,300	44,713
Asia Pile Holdings Corp.	19,900	96,974
Asics Corp.	28,600	893,060
ASKA Pharmaceutical Holdings Co., Ltd.	11,400	128,419
ASKUL Corp.	22,400	289,457
Astellas Pharma, Inc.	70,800	888,243
Astena Holdings Co., Ltd.	23,400	83,282
Asti Corp.	900	21,156
Aucnet, Inc.	6,400	73,996
Autobacs Seven Co., Ltd.	37,700	386,099
Avant Group Corp.	14,100	117,868
Avantia Co., Ltd.	4,800	26,814
Awa Bank, Ltd. (The)	30,500	501,268
Axial Retailing, Inc.	9,600	243,732
Axxzia, Inc.	5,300	33,491
Azbil Corp.	16,300	475,078
AZ-COM MARUWA Holdings, Inc.	23,900	325,095
Bandai Namco Holdings, Inc.	55,400	1,135,106
Bando Chemical Industries, Ltd.	15,300	151,338
Bank of Iwate, Ltd. (The)	2,600	46,783
Bank of Kochi, Ltd. (The)	4,400	29,867
Bank of Nagoya, Ltd. (The)	5,700	227,706
Bank of Saga, Ltd. (The)	7,901	107,002
Bank of the Ryukyus, Ltd.	42,100	344,706
Bank of Toyama, Ltd. (The)	700	8,056
Base Co., Ltd.	4,200	116,617
BayCurrent Consulting, Inc.	37,000	918,373
Beauty Garage, Inc.	3,800	55,854
Beenos, Inc.	9,800	91,370
Belc Co., Ltd.	6,900	321,661
Bell System24 Holdings, Inc.	21,500	219,337
Belluna Co., Ltd.	39,700	160,431
Benefit One, Inc.	9,100	64,474

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Benesse Holdings, Inc.	10,101	$119,022
#*Bengo4.com, Inc.	3,906	108,067
Bic Camera, Inc.	35,500	267,929
BIPROGY, Inc.	34,400	851,794
B-Lot Co., Ltd.	10,300	54,273
BML, Inc.	13,200	247,971
#Bookoff Group Holdings, Ltd.	5,300	36,221
Bourbon Corp.	800	12,039
BP Castrol KK	3,500	20,800
Bridgestone Corp.	110,000	4,116,148
Brother Industries, Ltd.	127,600	1,970,725
Bull-Dog Sauce Co., Ltd.	900	12,581
Bunka Shutter Co., Ltd.	27,500	230,249
#Bushiroad, Inc.	4,300	14,481
Business Brain Showa-Ota, Inc.	6,600	91,518
Business Engineering Corp., Class G	3,200	71,419
C Uyemura & Co., Ltd.	4,300	231,688
Calbee, Inc.	41,300	792,212
Canon Electronics, Inc.	12,600	159,575
Canon Marketing Japan, Inc.	15,300	363,595
Canon, Inc.	59,800	1,402,158
Canon, Inc., Sponsored ADR	3,100	73,098
Capcom Co., Ltd.	39,400	1,258,916
Career Design Center Co., Ltd.	3,100	39,608
Careerlink Co., Ltd.	3,400	54,644
Carlit Holdings Co., Ltd.	4,000	25,541
#Casa, Inc.	2,700	14,566
Casio Computer Co., Ltd.	73,800	585,741
Cawachi, Ltd.	9,100	151,602
CDS Co., Ltd.	3,100	35,105
CE Holdings Co., Ltd.	5,000	17,498
#Celsys, Inc.	18,000	81,653
Central Automotive Products, Ltd.	4,500	100,284
Central Glass Co., Ltd.	17,200	322,773
Central Japan Railway Co.	17,100	383,450
Central Security Patrols Co., Ltd.	3,700	62,593
Central Sports Co., Ltd.	3,500	55,512
#Ceres, Inc.	4,700	28,986
#Change Holdings, Inc.	19,700	197,982
Charm Care Corp. KK	6,600	47,677
Chiba Bank, Ltd. (The)	85,800	634,244
Chiba Kogyo Bank, Ltd. (The)	32,000	206,227
Chikaranomoto Holdings Co., Ltd.	7,200	88,951
Chilled & Frozen Logistics Holdings Co., Ltd.	9,800	89,429
Chino Corp.	3,700	49,669
*Chiyoda Corp.	60,700	141,484
Chori Co., Ltd.	5,200	99,780
Chubu Electric Power Co., Inc.	67,600	813,503
Chubu Shiryo Co., Ltd.	14,400	103,166
#Chuetsu Pulp & Paper Co., Ltd.	11,700	104,450
Chugai Pharmaceutical Co., Ltd.	62,500	1,840,602
Chugin Financial Group, Inc.	71,800	568,208
Chugoku Electric Power Co., Inc. (The)	85,900	533,908
Chugoku Marine Paints, Ltd.	20,100	180,103
CI Takiron Corp.	19,000	72,766
Citizen Watch Co., Ltd.	252,200	1,453,799
CKD Corp.	35,700	443,878
CK-San-Etsu Co., Ltd.	3,700	86,731

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#CMIC Holdings Co., Ltd.	7,700	$86,688
CMK Corp.	59,200	257,604
Coca-Cola Bottlers Japan Holdings, Inc.	46,413	618,758
Colowide Co., Ltd.	44,400	686,911
Computer Engineering & Consulting, Ltd.	12,800	130,413
COMSYS Holdings Corp.	30,100	614,939
Comture Corp.	13,600	179,424
Concordia Financial Group, Ltd.	690,024	3,173,441
Copro-Holdings Co., Ltd.	2,400	17,797
Core Corp.	2,800	31,375
#Cosmo Energy Holdings Co., Ltd.	55,100	2,001,056
Cosmos Initia Co., Ltd.	2,200	9,864
#Cosmos Pharmaceutical Corp.	6,400	663,264
Cota Co., Ltd.	8,788	94,353
CRE, Inc.	6,700	69,325
Create Medic Co., Ltd.	2,900	17,119
Create Restaurants Holdings, Inc.	74,200	511,505
Create SD Holdings Co., Ltd.	13,600	289,610
Creek & River Co., Ltd.	8,000	103,272
Cresco, Ltd.	5,800	62,847
Cross Cat Co., Ltd.	5,400	36,013
Cross Marketing Group, Inc.	1,900	8,393
CTI Engineering Co., Ltd.	7,100	211,437
CTS Co., Ltd.	15,000	65,865
Cube System, Inc.	1,400	9,827
Curves Holdings Co., Ltd.	35,900	155,031
*Cyber Security Cloud, Inc.	3,200	42,640
CyberAgent, Inc.	39,946	208,296
Cybozu, Inc.	13,300	164,049
Dai Nippon Toryo Co., Ltd.	10,000	63,323
Daicel Corp.	211,300	1,778,215
Dai-Dan Co., Ltd.	13,000	126,785
Daido Metal Co., Ltd.	8,900	30,794
Daido Steel Co., Ltd.	15,700	607,287
Daifuku Co., Ltd.	48,100	783,378
Daihatsu Diesel Manufacturing Co., Ltd.	9,200	50,603
Daihen Corp.	9,700	302,314
Daiho Corp.	5,400	137,099
Dai-Ichi Cutter Kogyo KK	2,900	22,979
Daiichi Jitsugyo Co., Ltd.	12,000	153,481
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	12,600	76,709
Dai-ichi Life Holdings, Inc.	130,300	2,732,562
Daiichi Sankyo Co., Ltd.	17,200	438,163
Daiki Aluminium Industry Co., Ltd.	38,000	311,889
Daikin Industries, Ltd.	19,900	2,842,200
Daikokutenbussan Co., Ltd.	3,100	130,391
Daikyonishikawa Corp.	26,500	131,236
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	7,391	106,196
Daio Paper Corp.	40,600	331,352
Daiseki Co., Ltd.	12,660	345,664
Daiseki Eco. Solution Co., Ltd.	3,240	20,581
Daishi Hokuetsu Financial Group, Inc.	30,750	794,917
Daishinku Corp.	20,200	96,702
Daisue Construction Co., Ltd.	3,600	31,473
Daito Bank, Ltd. (The)	4,200	21,715
Daito Pharmaceutical Co., Ltd.	9,858	125,174
Daito Trust Construction Co., Ltd.	16,300	1,738,222
Daitron Co., Ltd.	7,400	139,796

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Daiwa House Industry Co., Ltd.	112,400	$3,062,992
Daiwa Securities Group, Inc.	234,800	1,339,544
Daiwabo Holdings Co., Ltd.	59,000	1,107,772
DCM Holdings Co., Ltd.	67,600	525,820
*DD GROUP Co., Ltd.	5,900	52,866
Dear Life Co., Ltd.	19,900	98,288
Denka Co., Ltd.	42,300	757,906
Denso Corp.	97,200	1,411,677
Dentsu Group, Inc.	98,800	2,837,862
Descente, Ltd.	2,200	60,504
Dexerials Corp.	53,900	1,206,873
DIC Corp.	56,500	883,250
Digital Arts, Inc.	6,900	188,623
Digital Hearts Holdings Co., Ltd.	2,700	16,259
Digital Information Technologies Corp.	5,700	59,317
dip Corp.	22,400	439,288
Direct Marketing MiX, Inc.	9,900	26,410
Disco Corp.	9,600	1,657,948
#DKK-Toa Corp.	3,200	18,679
DKS Co., Ltd.	2,900	33,204
DMG Mori Co., Ltd.	117,900	1,922,507
Doutor Nichires Holdings Co., Ltd.	22,600	324,872
Dowa Holdings Co., Ltd.	40,300	1,218,220
Drecom Co., Ltd.	2,400	10,285
DTS Corp.	18,800	381,723
DyDo Group Holdings, Inc.	5,700	219,803
Eagle Industry Co., Ltd.	14,900	160,664
East Japan Railway Co.	17,300	899,241
EAT&HOLDINGS Co., Ltd.	1,300	17,168
Ebara Corp.	52,300	2,279,243
Ebara Foods Industry, Inc.	3,500	67,899
Ebara Jitsugyo Co., Ltd.	4,700	81,682
Ebase Co., Ltd.	9,300	39,608
Eco’s Co., Ltd.	4,300	61,301
EDION Corp.	49,300	490,249
eGuarantee, Inc.	17,200	196,367
Ehime Bank, Ltd. (The)	13,100	96,361
Eidai Co., Ltd.	16,800	23,739
Eiken Chemical Co., Ltd.	25,700	252,002
Eisai Co., Ltd.	8,000	420,536
Elan Corp.	18,800	92,110
Elecom Co., Ltd.	23,300	261,855
Electric Power Development Co., Ltd.	39,900	608,466
Elematec Corp.	13,804	155,408
EM Systems Co., Ltd.	6,900	32,440
en Japan, Inc.	14,900	219,400
Endo Lighting Corp.	6,200	48,226
ENEOS Holdings, Inc.	1,903,568	7,009,937
Enomoto Co., Ltd.	2,700	27,224
Entrust, Inc.	5,300	29,257
Envipro Holdings, Inc.	2,300	9,568
ERI Holdings Co., Ltd.	3,000	31,893
ES-Con Japan, Ltd.	19,000	110,152
Eslead Corp.	5,300	108,488
ESPEC Corp.	7,100	103,140
Exedy Corp.	13,800	228,079
EXEO Group, Inc.	79,074	1,632,179
Ezaki Glico Co., Ltd.	29,300	848,558

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
F&M Co., Ltd.	4,700	$63,093
Fabrica Communications Co., Ltd.	1,200	15,784
FALCO HOLDINGS Co., Ltd.	4,800	64,023
FANCL Corp.	30,000	446,598
FANUC Corp.	26,900	648,854
Fast Retailing Co., Ltd.	14,600	3,183,281
Feed One Co., Ltd.	15,196	77,161
#*Feedforce Group, Inc.	3,000	13,767
Ferrotec Holdings Corp.	27,300	471,389
Fibergate, Inc.	4,300	31,914
FIDEA Holdings Co., Ltd.	2,600	27,829
Financial Partners Group Co., Ltd.	134,000	1,255,545
FINDEX, Inc.	3,800	20,776
First Bank of Toyama, Ltd. (The)	33,100	213,316
First Brothers Co., Ltd.	2,700	20,235
First-corp., Inc.	1,800	8,867
Fixstars Corp.	14,500	93,734
Focus Systems Corp.	3,100	20,244
Food & Life Cos., Ltd.	71,100	1,187,778
Forum Engineering, Inc.	3,300	28,196
#Forval Corp.	3,700	27,998
Foster Electric Co., Ltd.	17,600	103,546
FP Corp.	31,700	605,135
France Bed Holdings Co., Ltd.	14,300	111,798
Freebit Co., Ltd.	7,900	53,781
Freund Corp.	2,200	11,491
Frontier Management, Inc.	2,600	27,383
F-Tech, Inc.	10,301	47,069
FTGroup Co., Ltd.	4,600	39,183
Fudo Tetra Corp.	10,550	139,812
Fuji Corp.	6,800	75,972
Fuji Corp.	32,700	487,223
Fuji Corp., Ltd.	13,700	65,042
Fuji Die Co., Ltd.	3,700	15,783
Fuji Electric Co., Ltd.	33,500	1,255,987
Fuji Furukawa Engineering & Construction Co., Ltd.	1,600	50,078
Fuji Kyuko Co., Ltd.	13,900	388,699
Fuji Oil Co., Ltd.	33,000	68,857
Fuji Oil Holdings, Inc.	25,300	399,351
Fuji Pharma Co., Ltd.	9,700	74,618
Fuji Seal International, Inc.	13,600	150,238
Fuji Soft, Inc.	11,000	392,222
Fujibo Holdings, Inc.	7,200	163,069
Fujicco Co., Ltd.	11,900	153,067
FUJIFILM Holdings Corp.	18,200	985,801
Fujikura Composites, Inc.	8,400	64,895
Fujikura, Ltd.	296,200	2,094,689
Fujimi, Inc.	23,400	459,981
Fujimori Kogyo Co., Ltd.	8,900	222,140
*Fujita Kanko, Inc.	3,200	87,266
Fujitsu General, Ltd.	5,800	102,638
Fujitsu, Ltd.	21,350	2,737,035
Fujiya Co., Ltd.	3,700	60,932
FuKoKu Co., Ltd.	6,500	62,405
Fukuda Corp.	3,300	106,336
Fukuda Denshi Co., Ltd.	11,500	408,531
Fukui Bank, Ltd. (The)	6,597	70,524
Fukui Computer Holdings, Inc.	2,201	37,438

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fukuoka Financial Group, Inc.	57,280	$1,496,629
Fukushima Galilei Co., Ltd.	5,100	166,863
Fukuyama Transporting Co., Ltd.	16,300	441,282
FULLCAST Holdings Co., Ltd.	12,000	134,148
Funai Soken Holdings, Inc.	24,060	391,296
Furukawa Battery Co., Ltd. (The)	9,600	56,100
Furukawa Co., Ltd.	14,700	204,710
Furukawa Electric Co., Ltd.	65,000	962,693
Furuno Electric Co., Ltd.	13,800	149,987
Furuya Metal Co., Ltd.	3,000	191,357
Furyu Corp.	10,400	108,639
Fuso Chemical Co., Ltd.	13,000	348,080
Fuso Pharmaceutical Industries, Ltd.	800	10,280
Futaba Industrial Co., Ltd.	39,000	190,049
Future Corp.	31,200	352,080
G-7 Holdings, Inc.	16,800	127,238
*GA Technologies Co., Ltd.	9,800	72,799
Gakken Holdings Co., Ltd.	6,000	33,240
Gakkyusha Co., Ltd.	4,000	53,379
Gecoss Corp.	5,700	36,057
#Genki Sushi Co., Ltd.	5,800	100,225
Genky DrugStores Co., Ltd.	4,900	185,718
Geo Holdings Corp.	64,000	990,142
Gift Holdings, Inc.	4,600	65,395
*giftee, Inc.	4,000	33,649
Giken, Ltd.	6,500	76,397
GL Sciences, Inc.	2,500	37,720
GLOBERIDE, Inc.	17,500	223,365
Glory, Ltd.	24,400	450,557
Glosel Co., Ltd.	15,100	44,868
GMB Corp.	2,400	27,099
GMO Financial Gate, Inc.	2,400	132,484
GMO Financial Holdings, Inc.	27,600	124,473
GMO GlobalSign Holdings KK	3,000	50,038
GMO Payment Gateway, Inc.	8,900	351,781
#*GNI Group, Ltd.	18,100	237,477
Godo Steel, Ltd.	5,800	165,829
*Gokurakuyu Holdings Co., Ltd.	8,100	20,592
Goldwin, Inc.	8,200	511,887
#Golf Digest Online, Inc.	6,700	30,924
Good Com Asset Co., Ltd.	9,400	53,565
Grandy House Corp.	7,600	30,562
Greens Co., Ltd.	4,400	45,614
gremz, Inc.	6,200	81,059
GS Yuasa Corp.	55,200	877,142
GSI Creos Corp.	4,900	63,998
G-Tekt Corp.	14,900	171,880
Gunma Bank, Ltd. (The)	285,200	1,367,197
Gunze, Ltd.	11,500	342,847
H.U. Group Holdings, Inc.	40,000	668,890
H2O Retailing Corp.	57,525	611,544
Hachijuni Bank, Ltd. (The)	303,301	1,709,116
Hagihara Industries, Inc.	8,400	89,022
Hagiwara Electric Holdings Co., Ltd.	4,800	136,921
Hakudo Co., Ltd.	5,000	70,719
Hakuhodo DY Holdings, Inc.	118,001	945,520
#Hakuto Co., Ltd.	13,400	447,714
Halows Co., Ltd.	6,100	169,976

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hamakyorex Co., Ltd.	10,300	$255,383
Hamamatsu Photonics KK	17,000	623,784
Hankyu Hanshin Holdings, Inc.	45,000	1,404,569
Hanwa Co., Ltd.	17,100	509,234
Happinet Corp.	6,100	102,590
Hard Off Corp. Co., Ltd.	6,400	61,699
Harima Chemicals Group, Inc.	10,600	56,344
Harmonic Drive Systems, Inc.	19,700	421,460
Haseko Corp.	262,900	3,212,364
Hashimoto Sogyo Holdings Co., Ltd.	4,700	37,117
Hazama Ando Corp.	112,220	861,777
Heiwa Corp.	26,400	371,652
Heiwa Real Estate Co., Ltd.	11,400	289,432
Heiwado Co., Ltd.	17,100	277,990
Himaraya Co., Ltd.	1,300	7,880
*Hino Motors, Ltd.	71,200	204,416
Hioki EE Corp.	5,900	254,006
Hirakawa Hewtech Corp.	5,200	49,238
Hirata Corp.	3,200	143,683
Hirogin Holdings, Inc.	161,600	1,018,076
Hirose Electric Co., Ltd.	3,535	395,644
Hirose Tusyo, Inc.	1,400	26,466
Hiroshima Gas Co., Ltd.	22,500	59,130
Hitachi Construction Machinery Co., Ltd.	33,100	841,898
Hitachi Zosen Corp.	188,100	970,029
Hitachi, Ltd.	223,100	13,960,967
Hito Communications Holdings, Inc.	5,200	42,061
Hochiki Corp.	6,300	69,637
Hodogaya Chemical Co., Ltd.	3,400	67,351
Hogy Medical Co., Ltd.	12,600	271,643
Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	51,702
Hokkaido Electric Power Co., Inc.	56,800	237,259
Hokkaido Gas Co., Ltd.	5,800	89,502
Hokkan Holdings, Ltd.	4,700	48,972
Hokko Chemical Industry Co., Ltd.	9,200	56,192
Hokkoku Financial Holdings, Inc.	12,200	399,967
#Hokuetsu Corp.	66,900	508,890
Hokuetsu Industries Co., Ltd.	13,700	174,501
Hokuhoku Financial Group, Inc.	101,000	1,166,090
Hokuriku Electric Industry Co., Ltd.	6,400	56,881
*Hokuriku Electric Power Co.	47,700	235,185
Hokuto Corp.	11,800	141,418
Honda Motor Co., Ltd.	327,900	3,261,787
Honda Motor Co., Ltd., Sponsored ADR	90,604	2,786,073
H-One Co., Ltd.	13,800	69,891
Honeys Holdings Co., Ltd.	13,000	130,219
Hoosiers Holdings Co., Ltd.	17,800	124,939
Horiba, Ltd.	34,400	1,716,536
Hoshizaki Corp.	2,200	70,426
Hosokawa Micron Corp.	6,200	172,353
#Hotland Co., Ltd.	6,400	83,970
House Foods Group, Inc.	20,200	424,554
Howa Machinery, Ltd.	7,180	35,795
Hoya Corp.	48,600	4,600,225
HS Holdings Co., Ltd.	13,100	87,279
Hulic Co., Ltd.	128,696	1,170,157
Hyakugo Bank, Ltd. (The)	115,100	430,927
Hyakujushi Bank, Ltd. (The)	7,500	141,537

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Ibiden Co., Ltd.	58,800	$2,461,955
IBJ, Inc.	12,700	53,837
Ichibanya Co., Ltd.	5,400	189,693
Ichigo, Inc.	43,500	94,212
Ichiken Co., Ltd.	3,500	46,776
Ichikoh Industries, Ltd.	28,100	97,041
Ichinen Holdings Co., Ltd.	13,300	121,456
Ichiyoshi Securities Co., Ltd.	3,900	18,001
ID Holdings Corp.	6,700	63,485
IDEA Consultants, Inc.	1,800	19,314
IDEC Corp.	20,200	357,730
Idemitsu Kosan Co., Ltd.	102,241	2,308,178
IDOM, Inc.	67,500	403,810
IHI Corp.	102,600	1,940,285
Iida Group Holdings Co., Ltd.	30,316	466,215
Iino Kaiun Kaisha, Ltd.	94,000	665,377
IJTT Co., Ltd.	7,800	34,353
I’ll, Inc.	3,800	91,835
IMAGICA GROUP, Inc.	12,600	48,921
Imasen Electric Industrial	9,900	37,719
i-mobile Co., Ltd.	18,900	58,530
Imuraya Group Co., Ltd.	4,400	68,276
Inaba Denki Sangyo Co., Ltd.	18,900	390,617
Inaba Seisakusho Co., Ltd.	5,100	50,715
Inabata & Co., Ltd.	21,000	434,019
#Inageya Co., Ltd.	11,000	116,069
*I-NE Co., Ltd.	3,200	59,438
I-Net Corp.	9,530	101,061
Infocom Corp.	12,200	201,152
Information Services International-Dentsu, Ltd.	11,000	369,705
INFRONEER Holdings, Inc.	116,604	1,221,514
Innotech Corp.	5,100	51,995
Inpex Corp.	314,100	4,526,549
Insource Co., Ltd.	31,900	185,361
#Intage Holdings, Inc.	17,500	191,703
Integrated Design & Engineering Holdings Co., Ltd.	6,300	138,942
#Intelligent Wave, Inc.	1,900	10,877
Internet Initiative Japan, Inc.	63,800	1,021,381
I-PEX, Inc.	3,000	28,783
IPS, Inc.	3,500	60,758
#IR Japan Holdings, Ltd.	5,512	48,953
Iriso Electronics Co., Ltd.	15,400	359,464
I’rom Group Co., Ltd.	1,700	19,251
ISB Corp.	6,300	58,613
#Ise Chemicals Corp.	1,400	67,391
Iseki & Co., Ltd.	14,530	104,481
Isetan Mitsukoshi Holdings, Ltd.	126,000	1,409,383
Ishihara Sangyo Kaisha, Ltd.	20,100	185,545
Ishii Iron Works Co., Ltd.	500	8,960
Ishizuka Glass Co., Ltd.	1,100	23,424
#*Istyle, Inc.	37,500	106,970
Isuzu Motors, Ltd.	289,600	3,175,283
*ITbook Holdings Co., Ltd.	3,600	7,298
ITmedia, Inc.	3,300	22,357
Ito En, Ltd.	21,000	679,039
#ITOCHU Corp.	321,600	11,409,798
Itochu Enex Co., Ltd.	34,500	337,152
Itochu-Shokuhin Co., Ltd.	3,300	142,507

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Itoham Yonekyu Holdings, Inc.	15,333	$421,684
Itoki Corp.	24,200	228,825
IwaiCosmo Holdings, Inc.	10,700	126,398
Iwaki Co., Ltd.	2,300	27,534
Iwatani Corp.	24,400	1,158,092
Iyogin Holdings, Inc.	125,443	894,986
Izumi Co., Ltd.	21,100	529,851
J Front Retailing Co., Ltd.	140,700	1,329,006
#J Trust Co., Ltd.	50,900	159,309
JAC Recruitment Co., Ltd.	11,400	179,606
*Jade Group, Inc.	5,100	48,594
*Jamco Corp.	6,800	65,555
JANOME Corp.	14,100	66,848
Japan Airlines Co., Ltd.	26,600	485,473
Japan Airport Terminal Co., Ltd.	3,400	148,846
Japan Aviation Electronics Industry, Ltd.	35,400	659,170
Japan Cash Machine Co., Ltd.	7,500	47,344
#*Japan Communications, Inc.	94,800	128,950
Japan Electronic Materials Corp.	5,600	50,807
Japan Elevator Service Holdings Co., Ltd.	41,200	540,011
Japan Exchange Group, Inc.	146,100	2,859,873
*Japan Hospice Holdings, Inc.	3,600	53,318
Japan Investment Adviser Co., Ltd.	4,700	49,810
Japan Lifeline Co., Ltd.	26,700	201,513
Japan Material Co., Ltd.	39,400	545,036
Japan Medical Dynamic Marketing, Inc.	10,700	50,234
Japan Oil Transportation Co., Ltd.	1,600	30,247
Japan Post Holdings Co., Ltd.	129,200	1,138,055
Japan Post Insurance Co., Ltd.	22,900	437,980
Japan Property Management Center Co., Ltd.	3,700	27,265
Japan Pulp & Paper Co., Ltd.	6,900	214,821
Japan Securities Finance Co., Ltd.	16,700	164,414
Japan Steel Works, Ltd. (The)	7,700	123,194
Japan System Techniques Co., Ltd.	1,600	21,531
Japan Tobacco, Inc.	254,500	5,916,963
Japan Transcity Corp.	15,400	66,910
Japan Wool Textile Co., Ltd. (The)	29,300	264,860
JBCC Holdings, Inc.	5,600	109,452
JCU Corp.	14,200	305,200
JDC Corp.	18,600	74,304
Jeol, Ltd.	27,400	761,689
JFE Holdings, Inc.	251,632	3,463,481
JFE Systems, Inc.	3,000	63,786
Jichodo Co., Ltd.	700	46,406
JINS Holdings, Inc.	8,300	227,442
JINUSHI Co., Ltd.	5,300	69,887
JK Holdings Co., Ltd.	7,000	44,188
J-Lease Co., Ltd.	2,100	26,166
JM Holdings Co., Ltd.	7,100	96,717
JMS Co., Ltd.	11,597	40,585
J-Oil Mills, Inc.	11,200	130,973
Joshin Denki Co., Ltd.	11,300	178,254
Joyful Honda Co., Ltd.	34,400	401,593
JP-Holdings, Inc.	33,600	77,652
JSB Co., Ltd.	5,200	78,767
JSP Corp.	6,400	79,152
JSR Corp.	18,200	482,986
JTEKT Corp.	86,100	697,294

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Juki Corp.	25,700	$100,631
Juroku Financial Group, Inc.	14,600	390,439
Justsystems Corp.	19,400	341,641
JVCKenwood Corp.	239,400	1,018,017
Kadokawa Corp.	9,800	186,656
Kadoya Sesame Mills, Inc.	2,000	46,023
Kaga Electronics Co., Ltd.	13,800	543,999
Kagome Co., Ltd.	11,100	229,776
Kajima Corp.	120,500	1,972,462
Kakaku.com, Inc.	11,900	113,857
Kaken Pharmaceutical Co., Ltd.	4,500	99,036
Kakiyasu Honten Co., Ltd.	4,400	72,053
#Kamakura Shinsho, Ltd.	10,000	38,166
Kameda Seika Co., Ltd.	2,600	70,045
Kamei Corp.	15,300	156,895
Kamigumi Co., Ltd.	26,800	539,734
Kanaden Corp.	9,000	89,082
Kanagawa Chuo Kotsu Co., Ltd.	3,800	77,282
Kanamic Network Co., Ltd.	12,600	37,939
Kanamoto Co., Ltd.	14,000	225,098
Kandenko Co., Ltd.	57,700	531,871
Kaneka Corp.	25,400	615,356
Kaneko Seeds Co., Ltd.	7,200	67,510
Kanematsu Corp.	49,000	655,512
Kanemi Co., Ltd.	600	12,004
Kansai Electric Power Co., Inc. (The)	85,400	1,086,355
Kansai Food Market, Ltd.	5,400	47,922
Kansai Paint Co., Ltd.	15,800	229,418
Kanto Denka Kogyo Co., Ltd.	15,900	82,941
Kao Corp.	28,500	1,033,900
*Kaonavi, Inc.	2,600	35,126
*Kappa Create Co., Ltd.	2,100	21,978
Katitas Co., Ltd.	32,500	430,701
Kato Sangyo Co., Ltd.	13,900	387,322
Kato Works Co., Ltd.	6,800	53,791
KAWADA TECHNOLOGIES, Inc.	1,900	83,179
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	65,753
Kawasaki Heavy Industries, Ltd.	119,400	2,595,429
Kawasaki Kisen Kaisha, Ltd.	31,500	1,069,725
Kawata Manufacturing Co., Ltd.	1,100	7,627
KDDI Corp.	392,800	11,637,846
KeePer Technical Laboratory Co., Ltd.	8,000	298,458
Keihan Holdings Co., Ltd.	29,100	705,379
Keihanshin Building Co., Ltd.	11,600	105,625
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,900	34,353
Keikyu Corp.	14,900	125,737
Keio Corp.	18,700	551,943
Keisei Electric Railway Co., Ltd.	12,900	481,860
Keiyo Bank, Ltd. (The)	153,400	689,791
Keiyo Co., Ltd.	16,200	138,846
KEL Corp.	3,900	43,495
Kenko Mayonnaise Co., Ltd.	5,200	53,633
Kewpie Corp.	52,100	902,879
Keyence Corp.	9,408	3,612,369
KeyHolder, Inc.	7,900	45,226
KFC Holdings Japan, Ltd.	6,500	129,403
KH Neochem Co., Ltd.	23,000	344,290
Kibun Foods, Inc.	6,200	47,858

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kikkoman Corp.	16,500	$928,367
Kimura Chemical Plants Co., Ltd.	5,000	23,342
Kimura Unity Co., Ltd.	5,600	48,144
#King Jim Co., Ltd.	4,100	24,230
Kinki Sharyo Co., Ltd. (The)	3,200	38,329
Kintetsu Department Store Co., Ltd.	3,600	66,773
Kintetsu Group Holdings Co., Ltd.	24,000	671,769
Kirin Holdings Co., Ltd.	55,840	781,491
Ki-Star Real Estate Co., Ltd.	6,600	183,908
Kitagawa Corp.	4,000	37,320
Kita-Nippon Bank, Ltd. (The)	1,500	22,929
Kitz Corp.	37,400	249,671
Kiyo Bank, Ltd. (The)	87,800	897,451
*KLab, Inc.	30,500	52,564
*KNT-CT Holdings Co., Ltd.	11,300	93,716
Koa Corp.	29,700	282,400
Koa Shoji Holdings Co., Ltd.	6,800	33,092
Koatsu Gas Kogyo Co., Ltd.	18,300	91,956
Kobayashi Pharmaceutical Co., Ltd.	6,400	262,854
Kobe Bussan Co., Ltd.	30,900	763,701
Kobe Steel, Ltd.	231,920	2,698,293
Koei Tecmo Holdings Co., Ltd.	14,900	193,229
Kohnan Shoji Co., Ltd.	17,224	444,688
Kohsoku Corp.	4,000	53,406
Koike-ya, Inc.	400	22,160
Koito Manufacturing Co., Ltd.	32,800	485,032
#Kojima Co., Ltd.	23,500	102,258
Kokuyo Co., Ltd.	36,300	558,001
Komatsu Matere Co., Ltd.	17,200	81,318
Komatsu, Ltd.	138,300	3,162,421
KOMEDA Holdings Co., Ltd.	23,400	424,907
Komehyo Holdings Co., Ltd.	3,600	111,367
Komeri Co., Ltd.	19,800	409,218
Konaka Co., Ltd.	14,300	36,825
Konami Group Corp.	19,100	977,922
Kondotec, Inc.	6,500	48,585
Konica Minolta, Inc.	605,900	1,678,732
Konishi Co., Ltd.	12,200	178,837
Konoike Transport Co., Ltd.	12,500	163,756
Konoshima Chemical Co., Ltd.	2,300	19,242
#Kosaido Holdings Co., Ltd.	8,200	159,078
Kose Corp.	1,100	71,958
Koshidaka Holdings Co., Ltd.	25,600	180,195
Kotobuki Spirits Co., Ltd.	47,500	625,095
#Kotobukiya Co., Ltd.	900	12,064
Kozo Keikaku Engineering, Inc.	500	11,819
KPP Group Holdings Co., Ltd.	29,600	126,261
Krosaki Harima Corp.	2,900	182,106
#KRS Corp.	6,400	40,738
K’s Holdings Corp.	138,020	1,280,452
KU Holdings Co., Ltd.	12,000	86,923
Kubota Corp.	59,800	795,254
Kubota Corp., ADR	371	24,608
*Kufu Co., Inc.	3,800	7,653
Kumagai Gumi Co., Ltd.	22,600	562,594
Kumiai Chemical Industry Co., Ltd.	19,170	138,226
Kurabo Industries, Ltd.	10,700	158,545
Kuraray Co., Ltd.	312,900	3,553,686

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kureha Corp.	8,900	$523,616
Kurimoto, Ltd.	4,000	81,086
Kurita Water Industries, Ltd.	21,400	641,244
Kuriyama Holdings Corp.	8,400	48,200
Kushikatsu Tanaka Holdings Co.	3,700	41,900
Kusuri no Aoki Holdings Co., Ltd.	9,000	584,826
KYB Corp.	12,800	373,152
Kyodo Printing Co., Ltd.	2,600	54,937
Kyoei Steel, Ltd.	14,100	176,710
Kyokuto Boeki Kaisha, Ltd.	5,400	63,611
Kyokuto Kaihatsu Kogyo Co., Ltd.	15,700	189,401
Kyokuyo Co., Ltd.	6,100	154,670
Kyorin Pharmaceutical Co., Ltd.	24,500	287,636
Kyoritsu Maintenance Co., Ltd.	14,700	558,512
Kyosan Electric Manufacturing Co., Ltd.	21,600	68,603
Kyoto Financial Group, Inc.	18,900	1,062,029
Kyowa Kirin Co., Ltd.	10,100	157,257
Kyudenko Corp.	24,100	713,715
*Kyushu Electric Power Co., Inc.	109,600	697,497
Kyushu Financial Group, Inc.	227,750	1,419,781
Kyushu Railway Co.	25,800	524,876
LA Holdings Co., Ltd.	3,000	91,617
Lacto Japan Co., Ltd.	6,600	86,507
LAND Co., Ltd.	670,800	35,435
Lasertec Corp.	13,300	2,213,520
Lawson, Inc.	23,600	1,137,886
LEC, Inc.	4,400	29,722
#*Leopalace21 Corp.	329,400	702,540
Life Corp.	14,800	345,947
#*LIFENET INSURANCE Co.	17,800	112,598
LIFULL Co., Ltd.	33,500	48,222
Link And Motivation, Inc.	34,300	90,594
Lintec Corp.	20,862	341,903
Lion Corp.	39,900	382,415
LITALICO, Inc.	14,800	197,210
Lixil Corp.	60,000	654,099
Loadstar Capital KK	3,900	48,130
Look Holdings, Inc.	4,200	55,466
*LTS, Inc.	900	17,442
LY Corp.	154,300	389,507
M&A Capital Partners Co., Ltd.	4,300	77,229
M3, Inc.	33,900	517,974
Mabuchi Motor Co., Ltd.	27,300	774,051
Macnica Holdings, Inc.	29,750	1,183,557
Macromill, Inc.	33,700	148,200
Maeda Kosen Co., Ltd.	12,000	231,609
Maezawa Industries, Inc.	6,000	36,924
Makino Milling Machine Co., Ltd.	11,600	477,956
Makita Corp.	33,900	864,260
Management Solutions Co., Ltd.	1,500	25,643
Mandom Corp.	28,800	262,812
Mani, Inc.	30,300	407,248
MarkLines Co., Ltd.	6,300	114,731
Marubeni Corp.	312,900	4,499,958
Marubun Corp.	11,700	84,518
Marudai Food Co., Ltd.	12,700	139,960
Maruha Nichiro Corp.	14,900	253,933
Marui Group Co., Ltd.	75,600	1,182,833

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
MARUKA FURUSATO Corp.	13,170	$238,885
Marusan Securities Co., Ltd.	30,900	166,084
Maruwa Co., Ltd./Aichi	4,400	761,491
Maruyama Manufacturing Co., Inc.	1,400	19,108
#Maruzen CHI Holdings Co., Ltd.	6,600	14,294
Maruzen Showa Unyu Co., Ltd.	6,200	155,159
Marvelous, Inc.	15,500	70,824
Matching Service Japan Co., Ltd.	3,200	23,919
Matsuda Sangyo Co., Ltd.	10,200	176,123
Matsui Securities Co., Ltd.	55,700	275,843
MatsukiyoCocokara & Co.	35,190	612,970
Matsuoka Corp.	700	7,354
Max Co., Ltd.	5,400	90,175
Maxell, Ltd.	39,500	419,400
Maxvalu Tokai Co., Ltd.	4,600	90,758
Mazda Motor Corp.	120,200	1,130,211
#McDonald’s Holdings Co. Japan, Ltd.	6,500	252,798
MCJ Co., Ltd.	44,700	319,655
Mebuki Financial Group, Inc.	788,890	2,370,134
MEC Co., Ltd.	6,600	147,519
#*Media Do Co., Ltd.	5,001	42,763
Medical Data Vision Co., Ltd.	13,300	58,401
Medical System Network Co., Ltd.	16,100	49,434
Medipal Holdings Corp.	66,800	1,115,943
Medius Holdings Co., Ltd.	3,500	17,841
MedPeer, Inc.	4,800	27,955
Megachips Corp.	18,800	479,171
Megmilk Snow Brand Co., Ltd.	27,300	438,220
Meidensha Corp.	22,200	344,042
Meiji Electric Industries Co., Ltd.	3,200	29,265
MEIJI Holdings Co., Ltd.	60,948	1,496,284
Meiji Shipping Group Co., Ltd.	7,600	32,167
Meiko Electronics Co., Ltd.	36,500	742,316
MEITEC Group Holdings, Inc.	41,300	719,672
Meiwa Corp.	10,000	42,458
Meiwa Estate Co., Ltd.	8,400	64,396
Melco Holdings, Inc.	3,800	86,315
Menicon Co., Ltd.	26,900	308,263
#*Mercari, Inc.	39,000	772,815
*MetaReal Corp.	3,200	26,011
METAWATER Co., Ltd.	9,400	117,372
Micronics Japan Co., Ltd.	37,600	559,115
#Midac Holdings Co., Ltd.	5,700	65,790
Mie Kotsu Group Holdings, Inc.	30,000	111,328
Mikuni Corp.	17,300	48,777
Milbon Co., Ltd.	11,692	307,036
MIMAKI ENGINEERING Co., Ltd.	11,400	55,176
Mimasu Semiconductor Industry Co., Ltd.	14,200	226,439
MINEBEA MITSUMI, Inc.	142,375	2,189,987
Ministop Co., Ltd.	9,400	94,841
MIRAIT ONE Corp.	49,290	648,977
Mirarth Holdings, Inc.	58,700	169,769
Miroku Jyoho Service Co., Ltd.	2,200	22,328
MISUMI Group, Inc.	43,900	654,971
Mitani Corp.	14,800	135,349
Mitani Sangyo Co., Ltd.	12,500	27,485
Mitani Sekisan Co., Ltd.	3,000	89,736
Mitsuba Corp.	26,700	120,943

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Mitsubishi Chemical Group Corp.	656,800	$3,678,115
Mitsubishi Corp.	175,900	8,078,078
Mitsubishi Electric Corp.	129,700	1,436,639
Mitsubishi Estate Co., Ltd.	92,000	1,162,719
Mitsubishi Gas Chemical Co., Inc.	56,200	752,389
Mitsubishi Heavy Industries, Ltd.	55,950	2,841,741
Mitsubishi Kakoki Kaisha, Ltd.	2,700	48,011
Mitsubishi Logisnext Co., Ltd.	17,600	136,435
Mitsubishi Logistics Corp.	31,500	815,554
Mitsubishi Materials Corp.	29,000	460,913
Mitsubishi Motors Corp.	328,900	1,048,084
Mitsubishi Research Institute, Inc.	4,000	128,099
Mitsubishi Shokuhin Co., Ltd.	10,700	279,431
Mitsubishi Steel Manufacturing Co., Ltd.	2,700	25,512
Mitsubishi UFJ Financial Group, Inc.	1,729,100	14,351,604
#Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	221,488	1,860,499
Mitsui Chemicals, Inc.	69,297	1,721,844
Mitsui DM Sugar Holdings Co., Ltd.	9,000	181,848
Mitsui E&S Co., Ltd.	180,900	490,937
Mitsui Fudosan Co., Ltd.	61,500	1,318,568
#Mitsui High-Tec, Inc.	12,800	532,555
#Mitsui Matsushima Holdings Co., Ltd.	10,000	182,376
Mitsui Mining & Smelting Co., Ltd.	42,900	1,104,474
Mitsui OSK Lines, Ltd.	105,546	2,706,165
Mitsui-Soko Holdings Co., Ltd.	16,000	452,177
Mitsuuroko Group Holdings Co., Ltd.	11,400	96,803
Miura Co., Ltd.	8,800	168,713
Miyazaki Bank, Ltd. (The)	15,500	298,957
Miyoshi Oil & Fat Co., Ltd.	1,500	12,975
Mizuho Financial Group, Inc.	177,235	2,978,980
#Mizuho Medy Co., Ltd.	1,100	21,732
Mizuno Corp.	11,800	342,052
Mochida Pharmaceutical Co., Ltd.	13,200	288,501
*Modec, Inc.	17,800	193,462
Molitec Steel Co., Ltd.	2,700	4,992
Monex Group, Inc.	152,300	660,709
Monogatari Corp. (The)	18,400	494,490
MonotaRO Co., Ltd.	43,300	343,238
MORESCO Corp.	3,400	27,704
Morinaga & Co., Ltd.	24,500	881,350
Morinaga Milk Industry Co., Ltd.	25,900	1,008,842
Moriroku Holdings Co., Ltd.	4,700	74,110
Morita Holdings Corp.	15,800	160,666
Morito Co., Ltd.	9,700	84,417
Morozoff, Ltd.	1,800	44,630
Mory Industries, Inc.	2,300	65,456
MrMax Holdings, Ltd.	19,900	81,337
MS&AD Insurance Group Holdings, Inc.	29,813	1,081,335
Mugen Estate Co., Ltd.	6,400	43,020
m-up Holdings, Inc.	20,900	166,847
Murata Manufacturing Co., Ltd.	229,317	3,751,414
Musashi Seimitsu Industry Co., Ltd.	36,600	346,799
Musashino Bank, Ltd. (The)	21,300	397,604
Nabtesco Corp.	16,301	285,237
NAC Co., Ltd.	7,300	46,853
Nachi-Fujikoshi Corp.	1,799	44,427
Nadex Co., Ltd.	500	3,308
Nafco Co., Ltd.	10,200	124,128

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nagano Keiki Co., Ltd.	11,200	$170,612
Nagase & Co., Ltd.	49,300	740,094
Nagatanien Holdings Co., Ltd.	6,000	90,449
Nagawa Co., Ltd.	1,600	64,657
Nagoya Railroad Co., Ltd.	38,900	541,330
Naigai Tec Corp.	500	7,217
Nakabayashi Co., Ltd.	5,500	18,739
Nakamoto Packs Co., Ltd.	3,000	32,150
Nakamuraya Co., Ltd.	2,400	49,127
Nakanishi, Inc.	28,600	622,252
Nakayama Steel Works, Ltd.	26,700	150,562
#Namura Shipbuilding Co., Ltd.	40,000	208,128
Nankai Electric Railway Co., Ltd.	20,000	380,996
Nanto Bank, Ltd. (The)	36,200	645,383
Nanyo Corp.	2,600	34,748
Narasaki Sangyo Co., Ltd.	1,200	18,878
Natori Co., Ltd.	3,500	46,175
NEC Corp.	54,600	2,597,596
NEC Networks & System Integration Corp.	24,300	325,883
NET One Systems Co., Ltd.	58,300	883,864
New Art Holdings Co., Ltd.	5,200	59,882
*New Japan Chemical Co., Ltd.	900	1,206
Nexon Co., Ltd.	14,500	262,866
#Nextage Co., Ltd.	27,600	378,157
#*NexTone, Inc.	4,500	40,292
NGK Insulators, Ltd.	132,300	1,600,407
NH Foods, Ltd.	37,000	1,106,738
NHK Spring Co., Ltd.	112,300	783,790
Nicca Chemical Co., Ltd.	2,800	16,714
Nice Corp.	2,400	22,424
Nichias Corp.	38,800	762,447
Nichiban Co., Ltd.	6,100	73,710
Nichicon Corp.	39,700	327,152
Nichiden Corp.	6,900	113,857
Nichiha Corp.	12,400	242,359
Nichimo Co., Ltd.	1,400	36,238
Nichirei Corp.	50,200	1,083,255
Nichirin Co., Ltd.	6,430	126,524
NIDEC Corp.	30,336	1,085,882
NIDEC Corp., Sponsored ADR	10,124	92,432
Nifco, Inc.	34,900	806,794
Nihon Chouzai Co., Ltd.	6,420	59,984
Nihon Dempa Kogyo Co., Ltd.	17,000	135,825
Nihon Denkei Co., Ltd.	3,600	44,166
Nihon Flush Co., Ltd.	14,600	85,318
Nihon Kohden Corp.	29,500	693,064
Nihon M&A Center Holdings, Inc.	120,400	544,978
Nihon Nohyaku Co., Ltd.	77,300	326,666
Nihon Trim Co., Ltd.	2,900	56,106
#*Nihon Yamamura Glass Co., Ltd.	3,300	36,498
Niitaka Co., Ltd.	2,200	30,361
Nikkiso Co., Ltd.	44,400	280,569
Nikko Co., Ltd./Hyogo	11,900	51,625
Nikkon Holdings Co., Ltd.	28,100	591,520
Nikon Corp.	1,800	16,830
Nintendo Co., Ltd.	108,400	4,452,814
Nippi, Inc.	1,200	33,874
Nippn Corp.	28,200	428,088

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippon Air Conditioning Services Co., Ltd.	3,400	$17,175
Nippon Aqua Co., Ltd.	11,900	73,705
Nippon Avionics Co., Ltd.	1,200	55,862
Nippon Carbide Industries Co., Inc.	4,100	45,536
Nippon Carbon Co., Ltd.	5,900	172,000
Nippon Chemical Industrial Co., Ltd.	3,700	46,517
*Nippon Chemi-Con Corp.	16,800	139,773
*Nippon Coke & Engineering Co., Ltd.	44,400	32,542
Nippon Concept Corp.	3,900	45,710
Nippon Concrete Industries Co., Ltd.	27,100	56,188
Nippon Denko Co., Ltd.	322,800	615,994
Nippon Dry-Chemical Co., Ltd.	2,800	40,398
Nippon Electric Glass Co., Ltd.	53,000	1,052,336
NIPPON EXPRESS HOLDINGS, Inc.	43,700	2,227,345
Nippon Filcon Co., Ltd./Tokyo	5,200	16,447
Nippon Fine Chemical Co., Ltd.	600	9,802
Nippon Gas Co., Ltd.	119,800	1,788,160
Nippon Kayaku Co., Ltd.	66,600	566,855
Nippon Kodoshi Corp.	4,700	54,714
Nippon Light Metal Holdings Co., Ltd.	31,400	342,104
Nippon Paint Holdings Co., Ltd.	17,800	118,357
*Nippon Paper Industries Co., Ltd.	73,400	633,941
Nippon Parking Development Co., Ltd.	333,300	468,770
Nippon Pillar Packing Co., Ltd.	15,100	370,907
#Nippon Rietec Co., Ltd.	7,697	65,766
Nippon Road Co., Ltd. (The)	10,500	137,000
Nippon Sanso Holdings Corp.	53,300	1,327,177
Nippon Seisen Co., Ltd.	900	28,585
Nippon Sharyo, Ltd.	4,700	64,800
*Nippon Sheet Glass Co., Ltd.	249,500	1,079,088
Nippon Shinyaku Co., Ltd.	1,700	68,406
Nippon Shokubai Co., Ltd.	9,000	331,903
Nippon Signal Company, Ltd.	26,400	161,770
Nippon Soda Co., Ltd.	9,600	341,035
Nippon Steel Corp.	174,578	3,725,683
Nippon Telegraph & Telephone Corp.	2,176,400	2,540,774
Nippon Thompson Co., Ltd.	24,800	87,446
Nippon Yakin Kogyo Co., Ltd.	23,150	609,914
Nippon Yusen KK	198,400	4,817,041
Nipro Corp.	99,100	750,227
Nishimatsu Construction Co., Ltd.	22,100	530,155
Nishimatsuya Chain Co., Ltd.	31,700	406,075
Nishi-Nippon Financial Holdings, Inc.	80,900	954,059
Nishi-Nippon Railroad Co., Ltd.	26,600	426,633
Nishio Holdings Co., Ltd.	12,300	270,049
Nissan Chemical Corp.	22,500	905,527
Nissan Motor Co., Ltd.	137,300	514,405
Nissan Tokyo Sales Holdings Co., Ltd.	19,000	57,083
Nissei ASB Machine Co., Ltd.	3,800	116,300
Nissei Plastic Industrial Co., Ltd.	5,800	39,293
Nissha Co., Ltd.	15,501	159,058
Nisshin Oillio Group, Ltd. (The)	12,300	341,926
Nisshin Seifun Group, Inc.	51,630	776,265
Nisshinbo Holdings, Inc.	84,455	604,505
Nissin Corp.	6,800	116,113
Nissin Foods Holdings Co., Ltd.	2,900	251,808
Nisso Holdings Co., Ltd.	3,600	17,923
Nissui Corp.	328,100	1,584,118

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Niterra Co., Ltd.	104,900	$2,320,413
Nitori Holdings Co., Ltd.	11,200	1,213,589
#Nitta Gelatin, Inc.	6,300	28,246
NITTAN Corp.	9,600	19,397
Nitto Boseki Co., Ltd.	20,700	459,256
Nitto Denko Corp.	43,000	2,749,308
Nitto Fuji Flour Milling Co., Ltd.	1,400	44,372
Nitto Kogyo Corp.	16,700	378,230
Nitto Seiko Co., Ltd.	15,000	57,447
Nittoc Construction Co., Ltd.	12,900	89,268
Nittoku Co., Ltd.	6,300	91,518
Noevir Holdings Co., Ltd.	7,800	271,940
NOF Corp.	20,600	807,024
Nohmi Bosai, Ltd.	12,000	143,101
Nojima Corp.	49,400	437,096
Nomura Holdings, Inc.	833,800	3,192,714
#Nomura Holdings, Inc., Sponsored ADR	262,236	1,014,853
Nomura Micro Science Co., Ltd.	3,400	170,848
Nomura Real Estate Holdings, Inc.	48,000	1,110,898
Nomura Research Institute, Ltd.	31,479	819,790
Noritake Co., Ltd.	4,700	181,551
Noritz Corp.	8,900	92,676
North Pacific Bank, Ltd.	100,800	256,251
*NPR-RIKEN Corp.	3,774	42,812
NS Solutions Corp.	11,300	326,066
NS Tool Co., Ltd.	3,200	22,757
NS United Kaiun Kaisha, Ltd.	14,600	411,648
NSD Co., Ltd.	36,760	634,007
NSK, Ltd.	82,400	438,157
NSW, Inc.	6,100	108,994
NTN Corp.	296,872	519,666
NTT Data Group Corp.	79,600	968,950
Oat Agrio Co., Ltd.	4,400	54,068
Obara Group, Inc.	6,400	152,557
Obayashi Corp.	184,600	1,569,975
OBIC Business Consultants Co., Ltd.	2,200	93,639
OBIC Co., Ltd.	3,400	499,409
Odakyu Electric Railway Co., Ltd.	33,000	466,526
Odawara Engineering Co., Ltd.	1,500	21,334
Oenon Holdings, Inc.	26,500	69,467
Ogaki Kyoritsu Bank, Ltd. (The)	27,500	380,782
Ohba Co., Ltd.	4,400	26,526
Ohsho Food Service Corp.	3,500	161,313
Oiles Corp.	10,784	135,721
#*Oisix ra daichi, Inc.	27,400	206,253
Oita Bank, Ltd. (The)	13,100	239,951
Oji Holdings Corp.	451,400	1,917,731
Okabe Co., Ltd.	19,600	90,465
Okada Aiyon Corp.	1,200	15,443
Okamoto Industries, Inc.	4,000	137,344
Okamoto Machine Tool Works, Ltd.	2,400	90,013
Okamura Corp.	25,300	356,667
Okasan Securities Group, Inc.	75,300	336,611
Oki Electric Industry Co., Ltd.	80,900	483,440
Okinawa Cellular Telephone Co.	17,700	373,413
Okinawa Electric Power Co., Inc. (The)	15,985	116,210
Okinawa Financial Group, Inc.	1,880	31,096
OKUMA Corp.	11,700	474,968

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Okumura Corp.	15,000	$455,611
Okura Industrial Co., Ltd.	4,700	84,351
Okuwa Co., Ltd.	21,700	121,077
Olba Healthcare Holdings, Inc.	1,400	17,056
Olympus Corp.	155,000	2,045,924
Omron Corp.	9,100	321,290
Ono Pharmaceutical Co., Ltd.	64,700	1,111,407
Onoken Co., Ltd.	8,000	88,322
Onward Holdings Co., Ltd.	92,500	290,122
#Ootoya Holdings Co., Ltd.	2,200	74,813
Open House Group Co., Ltd.	24,101	784,243
Open Up Group, Inc.	20,300	248,514
Optex Group Co., Ltd.	13,600	151,046
*Optim Corp.	10,500	56,575
Optorun Co., Ltd.	23,300	265,393
Oracle Corp.	6,200	436,819
Organo Corp.	16,200	525,755
Oricon, Inc.	3,100	15,066
Oriental Land Co., Ltd.	30,700	984,581
Oriental Shiraishi Corp.	55,200	121,375
Oro Co., Ltd.	3,800	51,588
Osaka Gas Co., Ltd.	39,400	739,376
Osaka Organic Chemical Industry, Ltd.	8,700	145,570
#OSAKA Titanium Technologies Co., Ltd.	18,200	382,159
Osaki Electric Co., Ltd.	22,500	94,638
OSG Corp.	59,000	666,182
Otsuka Corp.	14,100	560,760
Otsuka Holdings Co., Ltd.	20,200	673,578
OUG Holdings, Inc.	3,600	56,836
Outsourcing, Inc.	42,000	307,003
Pacific Industrial Co., Ltd.	30,800	278,419
PAL GROUP Holdings Co., Ltd.	31,400	402,232
PALTAC Corp.	10,150	325,722
Pan Pacific International Holdings Corp.	109,000	2,091,905
Panasonic Holdings Corp.	502,144	4,340,232
Paramount Bed Holdings Co., Ltd.	12,700	214,175
*Park24 Co., Ltd.	81,100	905,544
Pasco Corp.	1,100	11,650
Pasona Group, Inc.	19,600	173,423
PCI Holdings, Inc.	5,200	35,675
Pegasus Co., Ltd.	10,700	35,892
Penta-Ocean Construction Co., Ltd.	255,500	1,490,536
People Dreams & Technologies Group Co., Ltd.	3,800	41,276
*PeptiDream, Inc.	7,000	50,404
Persol Holdings Co., Ltd.	829,500	1,228,544
Pharma Foods International Co., Ltd.	12,600	109,988
PHC Holdings Corp.	17,800	167,369
*PIA Corp.	3,100	71,950
Pickles Holdings Co., Ltd.	5,900	46,555
Pigeon Corp.	48,900	516,785
Pilot Corp.	19,700	662,369
Plus Alpha Consulting Co., Ltd.	8,300	131,478
Pola Orbis Holdings, Inc.	11,000	109,967
Pole To Win Holdings, Inc.	19,800	60,664
*Port, Inc.	1,400	16,501
*PR Times Corp.	2,600	27,812
Premium Water Holdings, Inc.	3,700	72,634
Press Kogyo Co., Ltd.	58,800	248,486

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Pressance Corp.	13,500	$144,052
Prestige International, Inc.	44,600	179,348
Prima Meat Packers, Ltd.	21,800	330,070
Procrea Holdings, Inc.	37,272	478,190
Pro-Ship, Inc.	6,500	56,010
Proto Corp.	18,500	150,008
PS Mitsubishi Construction Co., Ltd.	19,300	103,608
QB Net Holdings Co., Ltd.	8,800	96,341
Qol Holdings Co., Ltd.	6,400	73,320
Quick Co., Ltd.	6,100	81,041
Raito Kogyo Co., Ltd.	25,000	321,899
Raiznext Corp.	13,900	129,230
*Raksul, Inc.	22,400	185,773
Rakus Co., Ltd.	29,500	361,531
Rakuten Group, Inc.	27,100	99,635
Rasa Corp.	2,600	29,134
Rasa Industries, Ltd.	4,600	59,533
Raysum Co., Ltd.	3,845	82,387
Recruit Holdings Co., Ltd.	184,700	5,284,460
Relo Group, Inc.	69,800	685,349
Renaissance, Inc.	5,100	29,567
*Renesas Electronics Corp.	127,500	1,646,315
Rengo Co., Ltd.	118,600	780,930
*RENOVA, Inc.	15,300	109,008
Resona Holdings, Inc.	445,683	2,364,596
Resonac Holdings Corp.	121,200	1,938,704
Resorttrust, Inc.	43,500	621,572
Restar Holdings Corp.	8,400	136,501
Retail Partners Co., Ltd.	11,800	133,159
Rheon Automatic Machinery Co., Ltd.	6,200	53,589
Ricoh Co., Ltd.	95,700	766,194
Ride On Express Holdings Co., Ltd.	4,800	32,962
Riken Keiki Co., Ltd.	4,400	177,517
Riken Technos Corp.	17,100	96,653
Riken Vitamin Co., Ltd.	7,500	111,427
Ringer Hut Co., Ltd.	1,500	22,830
Rinnai Corp.	19,400	354,002
Rion Co., Ltd.	4,000	58,371
Riso Kagaku Corp.	7,660	118,153
Riso Kyoiku Co., Ltd.	79,900	133,479
Rix Corp.	900	19,136
Rock Field Co., Ltd.	2,300	23,737
Rohm Co., Ltd.	40,800	642,800
Rohto Pharmaceutical Co., Ltd.	84,300	1,943,779
Rokko Butter Co., Ltd.	8,459	77,639
Roland Corp.	8,300	237,307
Roland DG Corp.	9,900	215,068
Rorze Corp.	6,900	505,273
Round One Corp.	153,500	550,368
Royal Holdings Co., Ltd.	13,700	232,216
RS Technologies Co., Ltd.	4,500	70,035
Ryobi, Ltd.	13,801	254,523
RYODEN Corp.	8,100	124,940
Ryohin Keikaku Co., Ltd.	156,200	2,188,110
#Ryosan Co., Ltd.	9,900	308,548
S Foods, Inc.	10,700	224,322
S LINE GROUP Co., Ltd.	1,300	7,382
S&B Foods, Inc.	1,000	26,214

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Saibu Gas Holdings Co., Ltd.	2,600	$32,774
Saizeriya Co., Ltd.	1,200	48,493
Sakai Chemical Industry Co., Ltd.	7,300	99,200
Sakai Heavy Industries, Ltd.	1,600	54,726
Sakai Moving Service Co., Ltd.	11,400	193,532
Sakata INX Corp.	20,500	169,068
#Sakura Internet, Inc.	9,600	73,278
Sala Corp.	34,800	169,582
Samco, Inc.	2,800	75,896
#SAMTY Co., Ltd.	15,700	256,682
San Holdings, Inc.	6,400	43,401
San ju San Financial Group, Inc.	5,390	69,651
San-A Co., Ltd.	8,500	261,828
San-Ai Obbli Co., Ltd.	38,000	405,481
Sangetsu Corp.	24,300	452,962
San-In Godo Bank, Ltd. (The)	79,700	544,157
*Sanix, Inc.	5,900	12,622
Sanken Electric Co., Ltd.	17,800	860,117
Sanki Engineering Co., Ltd.	27,700	320,632
Sanko Gosei, Ltd.	14,000	49,364
Sanko Metal Industrial Co., Ltd.	1,200	36,409
Sankyo Co., Ltd.	22,300	919,418
Sankyo Frontier Co., Ltd.	2,300	58,622
Sankyo Tateyama, Inc.	10,801	56,343
Sankyu, Inc.	35,300	1,052,858
Sanoh Industrial Co., Ltd.	19,000	109,274
Sanrio Co., Ltd.	19,300	815,610
Sansei Technologies, Inc.	4,500	32,269
Sansha Electric Manufacturing Co., Ltd.	5,100	40,276
Sanshin Electronics Co., Ltd.	5,100	76,107
Santec Holdings Corp.	2,700	43,751
Santen Pharmaceutical Co., Ltd.	139,200	1,201,783
Sanwa Co., Ltd./Kitahama Chuo-Ku Osaka	1,400	7,248
Sanwa Holdings Corp.	93,100	1,240,862
Sanyo Chemical Industries, Ltd.	8,200	216,851
Sanyo Denki Co., Ltd.	5,000	182,905
Sanyo Electric Railway Co., Ltd.	6,700	91,932
Sanyo Special Steel Co., Ltd.	10,100	169,595
Sanyo Trading Co., Ltd.	12,800	111,988
Sapporo Holdings, Ltd.	48,100	1,684,588
Sato Holdings Corp.	8,100	107,825
Sato Shoji Corp.	5,900	57,307
Satori Electric Co., Ltd.	7,500	91,320
Sawai Group Holdings Co., Ltd.	19,600	621,992
SB Technology Corp.	5,200	76,363
SBI Global Asset Management Co., Ltd.	16,300	57,690
SBI Holdings, Inc.	40,030	852,962
SBI Insurance Group Co., Ltd.	1,600	12,086
SBS Holdings, Inc.	15,300	269,337
SCREEN Holdings Co., Ltd.	27,800	1,272,840
Scroll Corp.	17,900	111,103
SCSK Corp.	29,800	505,407
Secom Co., Ltd.	6,700	462,313
Seed Co., Ltd./Tokyo	4,000	20,734
Sega Sammy Holdings, Inc.	30,900	478,665
Seibu Holdings, Inc.	56,500	548,230
Seika Corp.	4,300	61,159
Seikitokyu Kogyo Co., Ltd.	20,100	212,222

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Seiko Epson Corp.	107,600	$1,475,330
Seiko Group Corp.	19,200	296,409
Seiko PMC Corp.	5,695	40,199
Seino Holdings Co., Ltd.	49,300	712,750
Seiren Co., Ltd.	24,300	356,690
Sekisui Chemical Co., Ltd.	132,400	1,795,699
Sekisui House, Ltd.	124,600	2,418,036
Sekisui Kasei Co., Ltd.	8,800	25,393
SEMITEC Corp.	4,400	56,625
Senko Group Holdings Co., Ltd.	66,500	454,472
Senshu Electric Co., Ltd.	8,800	179,260
Senshu Ikeda Holdings, Inc.	165,240	385,154
#Septeni Holdings Co., Ltd.	25,100	69,941
Seria Co., Ltd.	41,100	569,367
Seven & i Holdings Co., Ltd.	197,400	7,159,815
Seven Bank, Ltd.	419,200	825,695
SG Holdings Co., Ltd.	66,800	940,392
*Sharingtechnology, Inc.	12,300	49,624
Sharp Corp.	114,900	712,942
Shibaura Electronics Co., Ltd.	5,400	199,676
Shibaura Machine Co., Ltd.	13,100	319,185
Shibaura Mechatronics Corp.	8,700	368,807
Shibusawa Warehouse Co., Ltd. (The)	4,200	81,035
Shibuya Corp.	7,400	119,616
#Shidax Corp.	7,000	33,695
*SHIFT, Inc.	3,900	699,165
Shiga Bank, Ltd. (The)	18,000	471,854
Shikibo, Ltd.	7,198	50,666
Shikoku Bank, Ltd. (The)	16,400	116,304
Shikoku Electric Power Co., Inc.	42,800	290,665
Shima Seiki Manufacturing, Ltd.	17,900	180,247
Shimadzu Corp.	29,500	690,531
Shimano, Inc.	7,000	996,302
Shimizu Bank, Ltd. (The)	12,400	136,327
Shimizu Corp.	142,700	1,009,156
Shimojima Co., Ltd.	5,800	44,349
Shin Maint Holdings Co., Ltd.	2,200	23,185
Shin Nippon Air Technologies Co., Ltd.	6,300	96,510
#Shin Nippon Biomedical Laboratories, Ltd.	17,700	195,414
Shinagawa Refractories Co., Ltd.	13,500	129,790
Shindengen Electric Manufacturing Co., Ltd.	6,200	116,185
Shin-Etsu Chemical Co., Ltd.	213,100	6,286,974
Shin-Etsu Polymer Co., Ltd.	28,900	258,763
Shinko Electric Industries Co., Ltd.	23,300	734,024
Shinko Shoji Co., Ltd.	15,600	119,798
Shinmaywa Industries, Ltd.	43,300	342,809
Shin-Nihon Tatemono Co., Ltd.	5,800	22,979
Shinnihonseiyaku Co., Ltd.	2,500	24,398
Shinobu Foods Products Co., Ltd.	2,100	14,144
Shinsho Corp.	2,400	86,210
Shinwa Co., Ltd./Gifu	5,600	27,474
Shinwa Co., Ltd./Nagoya	4,100	64,568
Shionogi & Co., Ltd.	23,800	1,098,026
Ship Healthcare Holdings, Inc.	37,600	577,239
Shiseido Co., Ltd.	27,200	855,270
Shizuoka Financial Group, Inc.	161,300	1,359,566
Shizuoka Gas Co., Ltd.	36,000	242,464
SHO-BOND Holdings Co., Ltd.	16,400	641,078

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Shoei Co., Ltd.	28,700	$377,689
Shoei Foods Corp.	4,400	124,058
Shofu, Inc.	6,000	99,482
Showa Sangyo Co., Ltd.	11,000	218,990
Showa Shinku Co., Ltd.	800	7,216
SIGMAXYZ Holdings, Inc.	19,200	176,222
Siix Corp.	19,100	175,935
Silver Life Co., Ltd.	1,400	9,586
Simplex Holdings, Inc.	11,400	188,940
Sinanen Holdings Co., Ltd.	3,600	96,154
Sinfonia Technology Co., Ltd.	13,400	139,092
Sinko Industries, Ltd.	8,600	125,157
SKY Perfect JSAT Holdings, Inc.	85,800	393,180
*Skylark Holdings Co., Ltd.	207,100	3,043,356
*Smaregi, Inc.	1,900	37,637
SMC Corp.	1,300	589,547
SMK Corp.	800	12,894
SMS Co., Ltd.	44,500	696,391
Soda Nikka Co., Ltd.	9,000	60,378
Sodick Co., Ltd.	27,500	137,459
SoftBank Corp.	297,500	3,349,318
Softcreate Holdings Corp.	8,400	94,014
Software Service, Inc.	600	34,072
Sohgo Security Services Co., Ltd.	146,000	849,903
Sojitz Corp.	90,600	1,858,124
Soken Chemical & Engineering Co., Ltd.	4,100	57,989
Soliton Systems KK	3,000	21,731
Solxyz Co., Ltd.	5,400	14,477
Sompo Holdings, Inc.	46,975	2,018,332
Sony Group Corp.	172,300	14,136,006
Sony Group Corp., ADR	41,445	3,442,007
Sotetsu Holdings, Inc.	35,058	614,490
Sparx Group Co., Ltd.	13,440	127,260
SPK Corp.	3,300	38,939
#S-Pool, Inc.	38,900	89,130
Square Enix Holdings Co., Ltd.	11,200	369,771
SRA Holdings	5,600	120,730
ST Corp.	5,300	52,984
St Marc Holdings Co., Ltd.	8,000	101,264
Stanley Electric Co., Ltd.	54,800	864,635
Star Mica Holdings Co., Ltd.	16,900	67,401
Star Micronics Co., Ltd.	25,200	299,681
Starts Corp., Inc.	22,400	421,095
Starzen Co., Ltd.	6,300	106,536
St-Care Holding Corp.	8,100	45,034
Stella Chemifa Corp.	6,300	132,286
Step Co., Ltd.	1,700	19,476
STI Foods Holdings, Inc.	1,100	29,235
Strike Co., Ltd.	4,200	101,780
#Studio Alice Co., Ltd.	6,500	88,458
Subaru Corp.	267,200	4,515,820
Sugi Holdings Co., Ltd.	6,700	269,380
Sugimoto & Co., Ltd.	4,100	56,203
SUMCO Corp.	167,800	2,143,966
Sumida Corp.	18,200	154,065
Suminoe Textile Co., Ltd.	2,900	42,128
Sumitomo Bakelite Co., Ltd.	18,700	820,259
Sumitomo Chemical Co., Ltd.	384,155	968,980

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sumitomo Corp.	93,100	$1,806,427
Sumitomo Electric Industries, Ltd.	214,000	2,217,082
Sumitomo Forestry Co., Ltd.	106,000	2,473,532
Sumitomo Heavy Industries, Ltd.	44,900	1,014,842
Sumitomo Metal Mining Co., Ltd.	104,000	2,895,203
Sumitomo Mitsui Construction Co., Ltd.	161,320	426,082
Sumitomo Mitsui Financial Group, Inc.	94,783	4,518,692
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	5,000	48,350
Sumitomo Mitsui Trust Holdings, Inc.	56,644	2,098,272
Sumitomo Osaka Cement Co., Ltd.	11,800	272,161
Sumitomo Pharma Co., Ltd.	95,600	290,376
Sumitomo Realty & Development Co., Ltd.	53,300	1,321,194
Sumitomo Riko Co., Ltd.	27,500	169,781
Sumitomo Rubber Industries, Ltd.	115,533	1,155,368
Sumitomo Seika Chemicals Co., Ltd.	5,300	161,507
Sumitomo Warehouse Co., Ltd. (The)	26,100	414,994
*Sun Corp.	900	13,698
Sun Frontier Fudousan Co., Ltd.	24,100	231,699
Suncall Corp.	10,200	32,665
Sundrug Co., Ltd.	29,500	797,471
Suntory Beverage & Food, Ltd.	44,900	1,327,625
Sun-Wa Technos Corp.	5,200	75,608
Suruga Bank, Ltd.	92,600	392,546
Suzuden Corp.	5,000	70,223
Suzuken Co., Ltd.	32,960	1,004,176
Suzuki Co., Ltd.	7,500	57,793
Suzuki Motor Corp.	60,000	2,291,525
SWCC Corp.	35,900	492,826
*Synchro Food Co., Ltd.	6,000	21,869
Sysmex Corp.	32,500	1,535,029
System Information Co., Ltd.	8,600	52,811
System Research Co., Ltd.	2,400	51,345
System Support, Inc.	4,300	55,225
Systems Engineering Consultants Co., Ltd.	1,100	26,112
Systena Corp.	175,700	295,840
Syuppin Co., Ltd.	12,000	81,614
T Hasegawa Co., Ltd.	13,100	269,880
T RAD Co., Ltd.	2,600	35,623
T&D Holdings, Inc.	89,600	1,581,142
Tachibana Eletech Co., Ltd.	8,420	148,613
Tachi-S Co., Ltd., Class S	24,900	270,465
Tadano, Ltd.	49,600	367,632
Taihei Dengyo Kaisha, Ltd.	7,300	189,435
Taiheiyo Cement Corp.	70,922	1,202,834
Taiheiyo Kouhatsu, Inc.	2,700	13,656
Taiho Kogyo Co., Ltd.	3,300	16,844
Taikisha, Ltd.	10,800	311,638
Taisei Corp.	44,100	1,484,802
Taisei Lamick Co., Ltd.	1,700	33,395
Taiyo Holdings Co., Ltd.	22,500	362,508
Taiyo Yuden Co., Ltd.	63,500	1,398,765
Takamatsu Construction Group Co., Ltd.	7,200	130,360
Takamiya Co., Ltd.	14,300	45,512
Takaoka Toko Co., Ltd.	6,380	86,277
Takara & Co., Ltd.	5,400	85,326
Takara Bio, Inc.	34,400	300,967
Takara Holdings, Inc.	62,500	516,277
Takara Standard Co., Ltd.	20,500	247,172

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Takasago International Corp.	6,100	$129,294
Takasago Thermal Engineering Co., Ltd.	20,500	401,892
Takashima & Co., Ltd.	6,400	37,907
Takashimaya Co., Ltd.	156,600	2,112,541
#Takasho Co., Ltd.	11,422	45,554
Take And Give Needs Co., Ltd.	9,700	59,758
TAKEBISHI Corp.	3,900	46,482
Takeda Pharmaceutical Co., Ltd.	207,208	5,559,022
#Takeda Pharmaceutical Co., Ltd., Sponsored ADR	5,264	71,590
Takeuchi Manufacturing Co., Ltd.	22,900	642,643
Taki Chemical Co., Ltd.	3,400	71,392
Takisawa Machine Tool Co., Ltd.	2,300	39,441
Takuma Co., Ltd.	15,800	151,485
#Tama Home Co., Ltd.	22,800	511,869
Tamron Co., Ltd.	11,400	306,745
Tamura Corp.	28,001	90,227
Tanseisha Co., Ltd.	12,600	70,303
*Tatsuta Electric Wire and Cable Co., Ltd.	17,800	81,216
Tay Two Co., Ltd.	37,500	34,171
Tayca Corp.	6,500	72,320
Tazmo Co., Ltd.	3,300	56,044
TBK Co., Ltd.	12,900	32,027
TDC Soft, Inc.	6,500	66,998
TDK Corp.	169,100	6,205,935
TDK Corp., ADR	21,036	786,115
TechMatrix Corp.	24,100	236,473
*TECHNO HORIZON Co., Ltd.	4,700	15,983
Techno Quartz, Inc.	2,500	66,196
Techno Smart Corp.	2,000	22,107
TechnoPro Holdings, Inc.	66,700	1,294,846
Tecnos Japan, Inc.	4,000	17,855
Teijin, Ltd.	101,016	905,806
Teikoku Electric Manufacturing Co., Ltd.	6,500	103,008
Tekken Corp.	3,100	41,676
Tenma Corp.	5,400	89,783
Tenpos Holdings Co., Ltd.	800	14,484
Tera Probe, Inc.	2,800	81,257
Terasaki Electric Co., Ltd.	2,100	22,422
Terumo Corp.	28,600	772,764
TESEC Corp.	3,500	58,609
Tess Holdings Co., Ltd.	13,400	41,852
T-Gaia Corp.	5,900	70,008
THK Co., Ltd.	49,200	867,404
TIS, Inc.	56,100	1,187,233
TKC Corp.	10,600	245,323
#*TKP Corp.	7,600	102,374
TOA Corp.	8,500	210,472
TOA ROAD Corp.	4,800	180,977
Tobishima Corp.	9,500	86,441
Tobu Railway Co., Ltd.	18,400	440,302
Tocalo Co., Ltd.	37,700	336,809
Tochigi Bank, Ltd. (The)	57,400	133,034
Toda Corp.	120,400	664,309
#*Toda Kogyo Corp.	3,500	40,351
#Toei Animation Co., Ltd.	3,000	267,622
#Toell Co., Ltd.	4,200	18,609
Toenec Corp.	5,100	138,070
Togami Electric Manufacturing Co., Ltd.	800	11,595

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Toho Bank, Ltd. (The)	191,000	$367,005
Toho Co., Ltd.	4,100	138,909
Toho Co., Ltd.	3,800	76,153
Toho Gas Co., Ltd.	31,400	537,622
Toho Holdings Co., Ltd.	31,400	704,942
#Toho Titanium Co., Ltd.	27,700	355,567
Toho Zinc Co., Ltd.	10,900	114,797
Tohoku Bank, Ltd. (The)	1,800	14,358
Tohoku Electric Power Co., Inc.	114,900	713,246
Tokai Carbon Co., Ltd.	263,800	1,997,944
Tokai Corp.	10,500	131,592
TOKAI Holdings Corp.	63,600	408,616
Tokai Lease Co., Ltd.	200	1,709
Tokai Rika Co., Ltd.	32,400	501,473
Tokai Tokyo Financial Holdings, Inc.	72,900	245,495
Tokio Marine Holdings, Inc.	242,600	5,355,157
Tokushu Tokai Paper Co., Ltd.	4,200	99,700
Tokuyama Corp.	8,460	126,862
*Tokyo Electric Power Co. Holdings, Inc.	383,488	1,613,007
Tokyo Electron Device, Ltd.	14,400	363,696
Tokyo Electron, Ltd.	38,800	5,061,204
Tokyo Energy & Systems, Inc.	6,000	37,796
Tokyo Gas Co., Ltd.	58,300	1,300,774
Tokyo Individualized Educational Institute, Inc.	14,100	46,738
Tokyo Keiki, Inc.	5,500	53,495
Tokyo Kiraboshi Financial Group, Inc.	28,612	832,222
Tokyo Ohka Kogyo Co., Ltd.	11,000	626,029
Tokyo Rakutenchi Co., Ltd.	1,400	38,086
Tokyo Rope Manufacturing Co., Ltd.	5,300	47,700
Tokyo Sangyo Co., Ltd.	9,500	51,940
Tokyo Seimitsu Co., Ltd.	26,700	1,231,114
Tokyo Steel Manufacturing Co., Ltd.	40,600	464,322
Tokyo Tatemono Co., Ltd.	108,000	1,418,416
Tokyo Tekko Co., Ltd.	5,200	126,184
Tokyo Theatres Co., Inc.	3,800	26,697
Tokyotokeiba Co., Ltd.	10,600	272,270
Tokyu Construction Co., Ltd.	72,100	368,962
Tokyu Corp.	59,800	671,267
Tokyu Fudosan Holdings Corp.	631,525	3,635,402
Toli Corp.	21,200	46,895
Tomato Bank, Ltd.	3,500	27,132
#Tomen Devices Corp.	2,100	69,471
Tomoe Engineering Co., Ltd.	3,600	63,350
Tomoku Co., Ltd.	7,000	107,927
TOMONY Holdings, Inc.	143,300	477,840
Tomy Co., Ltd.	64,100	876,775
Tonami Holdings Co., Ltd.	2,700	77,375
Topcon Corp.	140,900	1,266,700
Topre Corp.	27,300	289,143
Topy Industries, Ltd.	9,700	154,360
Toray Industries, Inc.	402,400	1,925,844
Torex Semiconductor, Ltd.	4,100	49,570
Toridoll Holdings Corp.	33,300	801,249
Torikizoku Holdings Co., Ltd.	4,200	82,034
Torishima Pump Manufacturing Co., Ltd.	8,300	103,692
Tosei Corp.	21,800	255,073
Toshiba TEC Corp.	17,200	369,679
Tosho Co., Ltd.	7,400	47,348

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tosoh Corp.	117,100	$1,420,788
Totech Corp.	4,000	125,722
Totetsu Kogyo Co., Ltd.	16,700	323,204
TOTO, Ltd.	15,900	380,374
Towa Bank, Ltd. (The)	9,577	42,622
Towa Corp.	33,700	1,132,642
Towa Pharmaceutical Co., Ltd.	17,100	312,428
Toyo Construction Co., Ltd.	48,800	396,020
Toyo Corp.	8,100	69,156
*Toyo Engineering Corp.	13,900	54,794
Toyo Ink SC Holdings Co., Ltd.	18,400	310,423
Toyo Kanetsu KK	5,300	115,837
#Toyo Logistics Co., Ltd.	1,360	12,851
Toyo Machinery & Metal Co., Ltd.	7,600	31,114
Toyo Seikan Group Holdings, Ltd.	50,000	833,636
Toyo Suisan Kaisha, Ltd.	8,700	399,828
Toyo Tanso Co., Ltd.	8,200	272,891
Toyo Tire Corp.	87,700	1,283,259
Toyo Wharf & Warehouse Co., Ltd.	2,200	20,279
Toyobo Co., Ltd.	59,400	395,752
Toyoda Gosei Co., Ltd.	39,000	763,545
Toyota Boshoku Corp.	37,900	649,914
Toyota Motor Corp.	1,509,000	25,806,795
#Toyota Motor Corp., Sponsored ADR	12,541	2,196,932
Toyota Tsusho Corp.	70,800	3,696,027
Traders Holdings Co., Ltd.	10,620	43,758
Trancom Co., Ltd.	4,800	219,644
Transaction Co., Ltd.	7,700	98,789
Transcosmos, Inc.	18,237	367,883
TRE Holdings Corp.	33,344	257,161
#Treasure Factory Co., Ltd.	11,100	86,780
Trend Micro, Inc.	29,400	1,095,281
Trenders, Inc.	2,600	20,052
Tri Chemical Laboratories, Inc.	21,100	440,265
Trusco Nakayama Corp.	21,900	326,956
Tsubaki Nakashima Co., Ltd.	6,600	31,944
Tsubakimoto Chain Co.	12,400	310,727
Tsubakimoto Kogyo Co., Ltd.	1,500	49,721
Tsuburaya Fields Holdings, Inc.	23,800	254,902
Tsugami Corp.	46,900	331,361
Tsukishima Holdings Co., Ltd.	12,200	102,469
Tsukuba Bank, Ltd.	35,900	70,641
Tsumura & Co.	37,300	664,255
Tsuruha Holdings, Inc.	17,400	1,269,570
Tsuzuki Denki Co., Ltd.	7,400	104,810
UACJ Corp.	19,690	396,543
UBE Corp.	81,120	1,239,471
Ubicom Holdings, Inc.	4,900	37,241
Uchida Yoko Co., Ltd.	5,700	260,451
UEX, Ltd.	6,200	45,688
Ukai Co., Ltd.	1,800	42,966
ULS Group, Inc.	400	12,202
Ultrafabrics Holdings Co., Ltd.	4,800	41,076
Ulvac, Inc.	31,700	1,074,005
Umenohana Co., Ltd.	3,600	24,555
Unicharm Corp.	33,900	1,146,303
Union Tool Co.	3,200	75,222
Unipres Corp.	24,062	166,668

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
United Arrows, Ltd.	11,000	$139,384
United Super Markets Holdings, Inc.	34,500	243,980
UNITED, Inc.	13,800	82,830
*Unitika, Ltd.	37,900	49,050
Universal Entertainment Corp.	16,500	233,263
Urbanet Corp. Co., Ltd.	14,900	38,075
Usen-Next Holdings Co., Ltd.	11,500	260,837
Ushio, Inc.	64,300	776,975
USS Co., Ltd.	63,500	1,101,276
*UT Group Co., Ltd.	26,300	319,014
V Technology Co., Ltd.	7,300	89,222
Valor Holdings Co., Ltd.	22,100	343,513
Valqua, Ltd.	9,600	234,541
*Valtes Holdings Co., Ltd.	4,200	22,353
Value HR Co., Ltd.	8,400	70,663
ValueCommerce Co., Ltd.	9,900	81,451
Valuence Holdings, Inc.	2,100	21,368
Vector, Inc.	17,900	124,932
Vertex Corp.	9,460	85,265
*Village Vanguard Co., Ltd.	2,800	20,781
VINX Corp.	2,700	20,948
*Vision, Inc.	23,600	207,568
#*Visional, Inc.	13,400	648,565
Vital KSK Holdings, Inc.	22,900	153,478
VT Holdings Co., Ltd.	70,000	234,342
Wacoal Holdings Corp.	30,200	684,184
Wacom Co., Ltd.	80,200	273,785
Wakachiku Construction Co., Ltd.	5,800	115,659
Wakita & Co., Ltd.	17,700	175,662
Warabeya Nichiyo Holdings Co., Ltd.	8,500	193,915
Waseda Academy Co., Ltd.	3,100	28,432
Watahan & Co., Ltd.	10,600	93,020
Watts Co., Ltd.	4,500	16,402
WDB Holdings Co., Ltd.	3,900	54,980
Weathernews, Inc.	3,300	128,344
Welcia Holdings Co., Ltd.	31,100	513,285
Wellnet Corp.	2,400	8,558
West Holdings Corp.	14,324	313,067
West Japan Railway Co.	23,500	891,617
Will Group, Inc.	4,400	31,407
WingArc1st, Inc.	8,800	156,017
WIN-Partners Co., Ltd.	5,000	36,911
#Workman Co., Ltd.	7,100	182,370
World Co., Ltd.	19,000	194,711
World Holdings Co., Ltd.	6,100	92,601
Wowow, Inc.	4,300	30,778
#*W-Scope Corp.	23,100	131,634
Xebio Holdings Co., Ltd.	7,300	46,708
Yachiyo Industry Co., Ltd.	5,600	51,324
Yahagi Construction Co., Ltd.	13,000	112,107
Yakult Honsha Co., Ltd.	12,000	281,845
YAKUODO Holdings Co., Ltd.	5,600	102,353
YAMABIKO Corp.	19,800	185,913
YAMADA Consulting Group Co., Ltd.	5,200	53,633
Yamada Holdings Co., Ltd.	421,100	1,328,546
Yamae Group Holdings Co., Ltd.	7,300	172,082
Yamagata Bank, Ltd. (The)	8,100	61,882
Yamaguchi Financial Group, Inc.	155,900	1,414,418

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Yamaha Corp.	6,200	$162,896
Yamaha Motor Co., Ltd.	130,900	3,143,605
Yamaichi Electronics Co., Ltd.	14,600	166,587
YA-MAN, Ltd.	18,500	129,608
Yamanashi Chuo Bank, Ltd. (The)	6,600	81,539
Yamashin-Filter Corp.	21,300	41,912
Yamatane Corp.	4,600	67,400
Yamato Holdings Co., Ltd.	48,200	796,941
Yamaura Corp.	3,100	25,525
Yamaya Corp.	2,500	47,575
Yamazaki Baking Co., Ltd.	43,600	922,698
Yamazen Corp.	23,800	191,098
Yaoko Co., Ltd.	8,800	450,387
Yashima Denki Co., Ltd.	8,600	69,222
Yaskawa Electric Corp.	36,600	1,178,634
YE DIGITAL Corp.	4,300	22,516
Yellow Hat, Ltd.	18,900	227,257
Yokogawa Bridge Holdings Corp.	19,600	321,350
Yokogawa Electric Corp.	27,200	487,174
Yokohama Rubber Co., Ltd. (The)	69,700	1,268,633
Yokorei Co., Ltd.	28,300	216,205
Yokowo Co., Ltd.	3,300	26,998
Yondenko Corp.	4,000	77,388
Yondoshi Holdings, Inc.	7,200	89,902
Yonex Co., Ltd.	20,200	216,745
*Yoshimura Food Holdings KK	4,800	34,959
Yoshinoya Holdings Co., Ltd.	24,600	573,721
Yotai Refractories Co., Ltd.	8,000	75,962
Yuasa Trading Co., Ltd.	7,300	198,112
Yuken Kogyo Co., Ltd.	1,600	23,708
Yukiguni Maitake Co., Ltd.	11,200	66,263
Yurtec Corp.	17,100	110,202
Yushin Precision Equipment Co., Ltd.	10,700	46,913
Zenrin Co., Ltd.	7,550	44,170
Zensho Holdings Co., Ltd.	41,837	2,189,298
Zeon Corp.	77,900	636,543
ZERIA Pharmaceutical Co., Ltd.	4,100	54,037
ZIGExN Co., Ltd.	32,100	101,104
ZOZO, Inc.	30,800	580,938
#Zuiko Corp.	4,800	41,330

TOTAL JAPAN		868,200,497

KOREA, REPUBLIC OF — (4.0%)
*3S Korea Co., Ltd.	5,682	8,814
ABco Electronics Co., Ltd.	3,828	39,455
#*ABLBio, Inc.	20,711	243,984
Able C&C Co., Ltd.	4,892	29,883
Advanced Nano Products Co., Ltd.	930	82,151
Advanced Process Systems Corp.	8,207	98,930
Aekyung Chemical Co., Ltd.	5,684	45,622
Aekyung Industrial Co., Ltd.	1,241	20,721
AfreecaTV Co., Ltd.	2,963	146,773
Ahnlab, Inc.	706	33,508
*Air Busan Co., Ltd.	6,399	13,267
*Ajin Industrial Co., Ltd.	19,310	56,977
*AJU Steel Co., Ltd.	5,016	23,696
AK Holdings, Inc.	2,913	37,616
*Alteogen, Inc.	994	45,926
*ALUKO Co., Ltd.	35,901	71,906

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Amicogen, Inc.	2,223	$20,805
*Amo Greentech Co., Ltd.	5,845	48,602
Amorepacific Corp.	4,665	436,604
*Amotech Co., Ltd.	9,206	48,124
*Ananti, Inc.	47,386	233,325
*Anterogen Co., Ltd.	1,577	14,923
*APS, Inc.	4,790	21,032
APTC Co., Ltd.	2,522	24,164
Asia Cement Co., Ltd.	11,400	87,364
ASIA Holdings Co., Ltd.	566	71,664
Asia Pacific Satellite, Inc.	1,284	11,371
Asia Paper Manufacturing Co., Ltd.	3,336	96,952
Avaco Co., Ltd.	3,386	35,300
*Avatec Co., Ltd.	961	9,129
Baiksan Co., Ltd.	8,516	52,589
BGF retail Co., Ltd.	3,072	314,354
BGFecomaterials Co., Ltd.	12,060	34,290
BH Co., Ltd.	19,147	265,113
*BHI Co., Ltd.	9,653	49,246
Binggrae Co., Ltd.	3,201	129,647
*Biodyne Co., Ltd.	1,858	64,797
#*Bioneer Corp.	2,239	52,554
*BioSmart Co., Ltd.	2,999	7,983
*BNC Korea Co., Ltd.	13,157	30,395
BNK Financial Group, Inc.	91,338	458,533
Boditech Med, Inc.	9,403	114,391
BoKwang Industry Co., Ltd.	6,823	25,563
Bookook Securities Co., Ltd.	1,282	20,029
Boryung	14,192	94,575
*Bosung Power Technology Co., Ltd.	7,264	14,603
Brand X Co., Ltd.	5,722	17,837
*Bubang Co., Ltd.	12,919	24,488
*Bukwang Pharmaceutical Co., Ltd.	2,062	8,672
BusinessOn Communication Co., Ltd.	3,561	38,812
BYC Co., Ltd.	113	30,539
Byucksan Corp.	13,473	31,973
*C&C International Corp.	980	42,304
*Cafe24 Corp.	1,247	11,449
*CammSys Corp.	39,515	38,329
Caregen Co., Ltd.	3,968	78,740
Celltrion Healthcare Co., Ltd.	413	20,336
Celltrion Pharm, Inc.	1,392	65,243
Celltrion, Inc.	15,399	1,704,602
*Cellumed Co., Ltd.	7,291	13,280
*Chabiotech Co., Ltd.	5,746	68,286
Changhae Ethanol Co., Ltd.	2,313	15,414
Cheil Worldwide, Inc.	24,214	356,070
Chemtronics Co., Ltd.	6,199	85,098
Cheryong Electric Co., Ltd.	8,346	129,774
*ChinHung International, Inc.	57,906	49,093
Chips&Media, Inc.	3,665	92,266
*Choil Aluminum Co., Ltd.	21,104	31,409
Chong Kun Dang Pharmaceutical Corp.	4,802	337,425
Chongkundang Holdings Corp.	1,974	75,128
Choong Ang Vaccine Laboratory	2,721	20,873
*»Chorokbaem Media Co., Ltd.	8,222	24,656
Chunbo Co., Ltd.	302	22,093
*CJ CGV Co., Ltd.	21,101	79,995

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
CJ CheilJedang Corp.	6,720	$1,405,650
CJ Corp.	4,174	259,919
*CJ ENM Co., Ltd.	10,503	405,173
CJ Freshway Corp.	3,659	56,759
CJ Logistics Corp.	6,019	338,264
CKD Bio Corp.	2,559	37,517
Classys, Inc.	6,192	150,840
CLIO Cosmetics Co., Ltd.	1,175	24,099
*CMG Pharmaceutical Co., Ltd.	28,024	42,641
*Com2uS Holdings Corp.	3,827	67,441
*Comtec Systems Co., Ltd.	49,083	23,369
*Coreana Cosmetics Co., Ltd.	9,072	21,361
*COSMAX NBT, Inc.	8,175	38,134
*Cosmax, Inc.	5,099	511,958
*Cosmecca Korea Co., Ltd.	2,238	59,739
*Cosmo AM&T Co., Ltd.	5,418	559,231
#*Cosmochemical Co., Ltd.	5,154	119,257
Coway Co., Ltd.	6,925	221,510
#COWELL FASHION Co., Ltd.	3,290	17,881
Creas F&C Co., Ltd.	1,788	11,717
*Creative & Innovative System	2,033	13,503
Crown Confectionery Co., Ltd.	1,955	11,363
*CrystalGenomics Invites Co., Ltd.	9,499	19,166
CS Wind Corp.	1,076	36,410
*CTC BIO, Inc.	3,624	25,384
Cuckoo Homesys Co., Ltd.	4,127	62,185
*Curexo, Inc.	1,957	19,011
D.I Corp.	6,112	28,964
*DA Technology Co., Ltd.	2,860	6,289
Dae Hwa Pharmaceutical Co., Ltd.	3,436	24,882
Dae Won Kang Up Co., Ltd.	18,782	70,508
*Daea TI Co., Ltd.	12,451	28,026
Daechang Forging Co., Ltd.	11,611	51,240
Daedong Corp.	13,205	120,263
Daeduck Electronics Co., Ltd.	54,980	812,966
Daehan New Pharm Co., Ltd.	5,972	36,613
Daehan Steel Co., Ltd.	7,149	68,761
*Dae-Il Corp.	14,895	56,357
Daejoo Electronic Materials Co., Ltd.	1,407	71,884
Daesang Corp.	5,459	80,356
Daesang Holdings Co., Ltd.	2,695	13,130
Daesung Holdings Co., Ltd.	1,543	11,254
*Daesung Industrial Co., Ltd.	11,619	32,520
Daewon Media Co., Ltd.	4,013	32,685
Daewon Pharmaceutical Co., Ltd.	7,760	89,060
*Daewoo Engineering & Construction Co., Ltd.	33,361	97,078
Daewoong Co., Ltd.	12,738	140,533
Daewoong Pharmaceutical Co., Ltd.	391	28,922
Daihan Pharmaceutical Co., Ltd.	3,273	64,827
Daishin Securities Co., Ltd.	16,973	175,945
*Danal Co., Ltd.	33,495	86,059
Daol Investment & Securities Co., Ltd.	23,957	67,851
#*Dawonsys Co., Ltd.	3,997	41,700
DB Financial Investment Co., Ltd.	19,320	54,575
DB HiTek Co., Ltd.	21,272	762,330
DB Insurance Co., Ltd.	47,584	3,096,985
*Dentis Co., Ltd.	2,335	14,990
Dentium Co., Ltd.	4,060	327,975

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Devsisters Co., Ltd.	589	$21,108
*Dexter Studios Co., Ltd.	1,345	6,473
DGB Financial Group, Inc.	94,123	547,782
DI Dong Il Corp.	10,250	200,742
Digital Daesung Co., Ltd.	12,951	54,180
*DIO Corp.	1,845	31,830
*DK Tech Co., Ltd.	3,062	18,024
DL Holdings Co., Ltd.	3,408	107,245
DN Automotive Corp.	3,157	184,901
DNF Co., Ltd.	4,607	61,675
Dohwa Engineering Co., Ltd.	5,948	33,780
Dong-A Hwasung Co., Ltd.	2,789	14,765
Dong-A Socio Holdings Co., Ltd.	1,653	121,905
Dong-A ST Co., Ltd.	2,210	90,819
Dong-Ah Geological Engineering Co., Ltd.	4,092	37,722
*Dongbang Transport Logistics Co., Ltd.	29,861	40,108
Dongjin Semichem Co., Ltd.	22,412	497,012
DongKook Pharmaceutical Co., Ltd.	6,810	81,233
*Dongkuk CM Co., Ltd.	9,914	50,577
Dongkuk Holdings Co., Ltd.	6,697	42,695
Dongkuk Industries Co., Ltd.	26,810	87,246
*Dongkuk Steel Mill Co., Ltd.	14,247	110,870
*Dongkuk Structures & Construction Co., Ltd.	15,348	31,024
Dongsuh Cos., Inc.	8,858	113,205
Dongsung Chemical Co., Ltd.	18,826	57,222
Dongsung Finetec Co., Ltd.	9,210	77,401
Dongwha Pharm Co., Ltd.	14,952	107,278
Dongwon F&B Co., Ltd.	3,039	65,481
Dongwon Industries Co., Ltd.	5,550	122,667
Dongwoon Anatech Co., Ltd.	7,139	82,990
Dongyang E&P, Inc.	3,252	44,426
*Dongyang Steel Pipe Co., Ltd.	34,293	18,663
Doosan Bobcat, Inc.	35,160	1,008,811
Doosan Co., Ltd.	5,247	289,050
*Doosan Enerbility Co., Ltd.	35,421	351,968
*Doosan Fuel Cell Co., Ltd.	3,846	46,788
Doosan Tesna, Inc.	7,375	244,368
#Douzone Bizon Co., Ltd.	7,458	150,756
*Dream Security Co., Ltd.	16,774	38,130
Dreamtech Co., Ltd.	22,456	173,090
Drgem Corp.	1,507	11,382
*DRTECH Corp.	4,570	12,774
*DSK Co., Ltd.	6,893	25,468
*Duck Yang Industry Co., Ltd.	12,437	38,539
Duckshin Housing Co., Ltd.	19,357	26,759
*Duk San Neolux Co., Ltd.	3,707	105,950
*Duksan Hi-Metal Co., Ltd.	7,680	34,006
*Duksan Techopia Co., Ltd.	1,157	15,892
Duksung Co., Ltd.	4,706	17,806
DY Corp.	8,114	32,803
*»E Investment&Development Co., Ltd.	33,589	25,965
E1 Corp.	1,877	81,582
Easy Bio, Inc.	11,835	27,385
Easy Holdings Co., Ltd.	27,105	51,579
eBEST Investment & Securities Co., Ltd.	5,871	16,389
Echo Marketing, Inc.	7,807	57,806
*Eco&Dream Co., Ltd.	532	7,480
Ecoplastic Corp.	23,121	87,653

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
#Ecopro BM Co., Ltd.	4,363	$633,831
#Ecopro Co., Ltd.	5,516	2,532,242
Ecopro HN Co., Ltd.	5,907	251,929
e-Credible Co., Ltd.	1,366	13,948
*EG Corp.	1,151	8,906
Elentec Co., Ltd.	21,399	134,680
E-MART, Inc.	930	50,062
*EMRO, Inc.	4,010	163,898
EM-Tech Co., Ltd.	4,435	163,043
*Enchem Co., Ltd.	715	27,371
ENF Technology Co., Ltd.	7,116	98,740
Eo Technics Co., Ltd.	1,476	152,239
*Eubiologics Co., Ltd.	2,890	20,500
Eugene Investment & Securities Co., Ltd.	34,865	103,907
Eugene Technology Co., Ltd.	5,115	144,109
*EV Advanced Material Co., Ltd.	4,502	10,517
*Ewon Comfortech Co., Ltd.	4,105	11,763
*E-World	554	500
*Exem Co., Ltd.	11,230	16,713
F&F Co., Ltd.	6,706	463,767
F&F Holdings Co., Ltd.	4,997	58,127
FarmStory Co., Ltd.	25,593	30,737
Fasoo Co., Ltd.	3,620	17,128
Fila Holdings Corp.	25,698	680,244
*Fine M-Tec Co., Ltd.	2,464	14,705
#Fine Semitech Corp.	5,871	75,336
Fine Technix Co., Ltd.	1	1
#Foosung Co., Ltd.	24,217	178,595
*GAMSUNG Corp. Co., Ltd.	38,503	108,335
Gaon Cable Co., Ltd.	750	8,819
GC Cell Corp.	3,691	78,846
*GemVax & Kael Co., Ltd.	4,064	42,700
*GeneOne Life Science, Inc.	14,448	30,275
*Genexine, Inc.	11,109	64,735
*Genie Music Corp.	11,530	24,758
Genoray Co., Ltd.	3,867	18,984
Global Standard Technology Co., Ltd.	4,984	74,545
*Global Tax Free Co., Ltd.	3,998	16,430
GOLFZON Co., Ltd.	1,939	124,907
Gradiant Corp.	4,239	33,867
*Grand Korea Leisure Co., Ltd.	20,070	231,974
Green Chemical Co., Ltd.	9,373	40,253
Green Cross Corp.	2,284	162,352
Green Cross Holdings Corp.	14,122	141,581
GS Engineering & Construction Corp.	4,767	46,450
*GS Global Corp.	24,092	39,780
GS Holdings Corp.	30,421	887,481
GS Retail Co., Ltd.	16,199	291,463
HAESUNG DS Co., Ltd.	6,781	221,925
Haesung Industrial Co., Ltd.	9,890	52,066
Haitai Confectionery & Foods Co., Ltd.	2,930	10,913
Han Kuk Carbon Co., Ltd.	12,747	107,503
Hana Financial Group, Inc.	92,809	2,693,801
Hana Materials, Inc.	5,167	181,154
Hana Micron, Inc.	22,052	397,591
*Hana Technology Co., Ltd.	536	25,995
*Hanall Biopharma Co., Ltd.	1,271	27,527
HanChang Paper Co., Ltd.	28,019	16,805

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Hancom, Inc.	3,177	$27,499
Handok, Inc.	5,594	48,006
Hanil Holdings Co., Ltd.	8,405	68,768
Hanil Hyundai Cement Co., Ltd.	3,657	39,804
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	3,384	8,306
Hanjin Kal Corp.	7,329	231,448
Hanjin Transportation Co., Ltd.	6,050	84,710
Hankook Shell Oil Co., Ltd.	470	79,693
Hankook Tire & Technology Co., Ltd.	34,200	967,339
Hanmi Pharm Co., Ltd.	2,171	453,313
Hanmi Science Co., Ltd.	1,332	31,215
Hanmi Semiconductor Co., Ltd.	17,322	673,359
HanmiGlobal Co., Ltd.	5,036	81,102
Hanon Systems	71,252	362,973
#Hansae Co., Ltd.	11,518	194,873
Hansae Yes24 Holdings Co., Ltd.	4,846	16,972
Hanshin Machinery Co.	5,751	17,203
Hansol Chemical Co., Ltd.	3,224	358,554
Hansol Holdings Co., Ltd.	27,157	53,387
*Hansol IONES Co., Ltd.	2,692	16,644
Hansol Paper Co., Ltd.	17,915	132,384
Hansol Technics Co., Ltd.	17,761	78,906
Hanssem Co., Ltd.	848	30,798
*Hansung Cleantech Co., Ltd.	21,144	36,165
Hanwha Aerospace Co., Ltd.	8,382	626,842
Hanwha Corp.	3,926	64,535
*Hanwha Galleria Corp.	102,658	76,620
*Hanwha General Insurance Co., Ltd.	6,673	20,480
*Hanwha Investment & Securities Co., Ltd.	73,372	124,682
*Hanwha Life Insurance Co., Ltd.	7,625	15,639
#*Hanwha Ocean Co., Ltd.	9,685	169,239
*Hanwha Solutions Corp.	25,445	539,780
#Hanwha Systems Co., Ltd.	21,464	201,838
*Hanyang Digitech Co., Ltd.	5,314	48,397
Hanyang Eng Co., Ltd.	6,836	71,116
Hanyang Securities Co., Ltd.	5,778	39,702
Harim Co., Ltd.	24,641	50,448
Harim Holdings Co., Ltd.	40,375	197,607
HB SOLUTION Co., Ltd.	14,980	52,464
HD Hyundai Co., Ltd.	14,289	607,300
HD Hyundai Construction Equipment Co., Ltd.	8,771	289,000
HD Hyundai Electric Co., Ltd.	6,447	358,021
HD Hyundai Energy Solutions Co., Ltd.	4,470	72,153
#HD Hyundai Infracore Co., Ltd.	83,142	411,847
*HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	12,653	846,000
HDC Holdings Co., Ltd.	24,680	113,116
Heerim Architects & Planners	6,977	41,845
*Heung-A Shipping Co., Ltd.	11,732	16,531
*Heungkuk Fire & Marine Insurance Co., Ltd.	21,130	47,719
#*HFR, Inc.	7,675	104,735
Hite Jinro Co., Ltd.	11,357	178,695
Hitejinro Holdings Co., Ltd.	3,633	22,811
*HJ Magnolia Yongpyong Hotel & Resort Corp.	20,738	44,530
*HJ Shipbuilding & Construction Co., Ltd.	10,297	25,541
HL D&I Halla Corp.	4,336	6,517
HL Holdings Corp.	5,006	118,056
HL Mando Co., Ltd.	29,247	709,222
*HLB Global Co., Ltd.	7,378	19,066

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
#*HLB Life Science Co., Ltd.	7,588	$50,060
*HLB PANAGENE Co., Ltd.	3,060	8,111
*HLB Therapeutics Co., Ltd.	3,760	10,287
*HLB, Inc.	6,248	133,930
Home Center Holdings Co., Ltd.	51,645	41,299
*Homecast Co., Ltd.	5,594	19,612
Hotel Shilla Co., Ltd.	12,606	581,507
HS Industries Co., Ltd.	19,929	51,721
*HSD Engine Co., Ltd.	7,735	43,871
#*Hugel, Inc.	2,160	227,107
*Humax Co., Ltd.	13,274	27,176
Humedix Co., Ltd.	3,950	99,733
Huons Co., Ltd.	2,317	69,310
Husteel Co., Ltd.	41,331	140,009
Huvis Corp.	10,182	31,891
Huvitz Co., Ltd.	6,145	65,975
Hwa Shin Co., Ltd.	14,086	105,028
*Hwail Pharm Co., Ltd.	32,872	48,387
Hwangkum Steel & Technology Co., Ltd.	1,823	9,300
Hwaseung Enterprise Co., Ltd.	6,422	39,990
*HYBE Co., Ltd.	171	27,792
Hyosung Advanced Materials Corp.	1,441	380,909
Hyosung Corp.	6,866	299,947
*Hyosung Heavy Industries Corp.	1,861	235,217
Hyosung TNC Corp.	1,252	330,950
*Hyulim ROBOT Co., Ltd.	13,285	11,893
Hyundai Autoever Corp.	2,275	218,985
Hyundai Bioland Co., Ltd.	4,037	27,919
Hyundai BNG Steel Co., Ltd.	3,172	33,187
Hyundai Department Store Co., Ltd.	11,567	457,353
#Hyundai Elevator Co., Ltd.	8,328	266,387
HYUNDAI EVERDIGM Corp.	11,328	50,158
Hyundai Glovis Co., Ltd.	13,534	1,714,611
*Hyundai Livart Furniture Co., Ltd.	4,672	27,536
Hyundai Marine & Fire Insurance Co., Ltd.	36,422	849,501
*Hyundai Mipo Dockyard Co., Ltd.	2,133	109,449
Hyundai Motor Co.	14,327	1,800,224
Hyundai Motor Securities Co., Ltd.	11,065	66,936
*Hyundai Rotem Co., Ltd.	6,598	113,586
Hyundai Steel Co.	68,713	1,666,248
Hyundai Wia Corp.	14,199	588,756
HyVision System, Inc.	3,080	42,167
i3system, Inc.	1,781	35,276
*iA, Inc.	49,001	14,150
ICD Co., Ltd.	4,249	21,866
*Icure Pharm, Inc.	7,367	9,835
*Il Dong Pharmaceutical Co., Ltd.	1,746	20,814
Iljin Electric Co., Ltd.	9,458	87,538
Iljin Holdings Co., Ltd.	16,835	45,436
Iljin Power Co., Ltd.	1,996	15,149
iMarketKorea, Inc.	5,861	33,937
InBody Co., Ltd.	4,681	74,692
Industrial Bank of Korea	89,254	738,193
*Infinitt Healthcare Co., Ltd.	4,767	17,084
Innocean Worldwide, Inc.	6,049	195,281
Innox Advanced Materials Co., Ltd.	8,641	170,510
*Inscobee, Inc.	8,316	7,210
#*Insun ENT Co., Ltd.	11,628	61,560

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Insung Information Co., Ltd.	8,561	$14,453
Intekplus Co., Ltd.	3,754	74,771
Intellian Technologies, Inc.	3,490	182,181
Intelligent Digital Integrated Security Co., Ltd.	2,590	39,889
*Interflex Co., Ltd.	4,817	34,169
Interojo Co., Ltd.	4,533	103,042
*iNtRON Biotechnology, Inc.	4,189	19,324
IS Dongseo Co., Ltd.	11,088	206,481
ISC Co., Ltd.	5,856	300,052
i-SENS, Inc.	5,148	87,671
ISU Chemical Co., Ltd.	4,911	43,054
*ISU Specialty Chemical	1,205	101,714
IsuPetasys Co., Ltd.	41,726	668,889
*ITEK, Inc.	9,880	52,306
ITM Semiconductor Co., Ltd.	831	12,288
*Jahwa Electronics Co., Ltd.	3,600	55,977
JASTECH, Ltd.	8,650	48,100
JB Financial Group Co., Ltd.	75,507	564,674
JC Chemical Co., Ltd.	9,647	47,644
Jeil Pharmaceutical Co., Ltd.	554	6,133
*Jeisys Medical, Inc.	35,471	276,298
*Jeju Air Co., Ltd.	20,174	157,741
*Jeju Semiconductor Corp.	24,208	71,160
*Jin Air Co., Ltd.	13,668	113,348
Jinsung T.E.C.	9,377	66,654
JLS Co., Ltd.	5,065	26,852
*JNTC Co., Ltd.	7,362	57,945
JS Corp.	1,280	16,330
#Jusung Engineering Co., Ltd.	20,474	372,172
JVM Co., Ltd.	3,602	69,477
JW Holdings Corp.	24,205	58,964
JW Life Science Corp.	3,786	35,153
JW Pharmaceutical Corp.	8,755	169,843
*JW Shinyak Corp.	26,370	43,639
JYP Entertainment Corp.	9,761	741,534
#K Car Co., Ltd.	8,524	59,202
Kakao Corp.	3,214	89,955
KakaoBank Corp.	1,168	15,705
*»Kanglim Co., Ltd.	21,474	5,994
Kangnam Jevisco Co., Ltd.	2,769	40,493
Kangwon Land, Inc.	33,221	360,855
KAON Group Co., Ltd.	4,876	21,121
KB Financial Group, Inc.	114,118	4,351,617
KB Financial Group, Inc., Sponsored ADR	10,567	403,237
KC Tech Co., Ltd.	4,198	58,935
KCC Glass Corp.	2,968	89,004
KCTC	16,687	48,187
KEC Corp.	128,341	118,881
KEPCO Plant Service & Engineering Co., Ltd.	5,467	131,964
KG Chemical Corp.	36,580	163,324
KG Eco Technology Service Co., Ltd.	16,271	133,729
#KH Vatec Co., Ltd.	14,104	150,486
Kia Corp.	57,940	3,299,090
*Kib Plug Energy	33,529	20,283
KidariStudio, Inc.	15,865	46,988
KINX, Inc.	1,850	116,434
KISWIRE, Ltd.	7,204	100,655
#KIWOOM Securities Co., Ltd.	8,850	527,507

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*KleanNara Co., Ltd.	13,123	$18,569
KM Corp.	3,018	10,056
*KMW Co., Ltd.	4,900	36,282
*KNJ Co., Ltd.	3,543	41,948
Koentec Co., Ltd.	9,065	48,327
Koh Young Technology, Inc.	23,807	193,904
Kolmar Korea Co., Ltd.	2,807	111,403
Kolon Corp.	1,112	13,067
Kolon Global Corp.	1	9
Kolon Industries, Inc.	20,428	657,211
*Kolon Life Science, Inc.	493	9,746
*Kolon Mobility Group Corp.	10,881	21,391
Kolon Plastic, Inc.	7,611	43,224
#KoMiCo, Ltd.	4,333	141,968
Korea Aerospace Industries, Ltd.	5,613	183,699
*Korea Circuit Co., Ltd.	7,946	79,722
*Korea District Heating Corp.	134	2,297
*Korea Electric Power Corp.	8,427	105,575
#*Korea Electric Power Corp., Sponsored ADR	5,312	32,350
Korea Electric Terminal Co., Ltd.	4,248	198,474
Korea Electronic Power Industrial Development Co., Ltd.	8,327	42,913
*Korea Gas Corp.	4,251	71,923
Korea Information Certificate Authority, Inc.	9,360	29,455
Korea Investment Holdings Co., Ltd.	17,327	645,328
*Korea Line Corp.	61,598	76,168
Korea Movenex Co., Ltd.	19,194	126,487
Korea Parts & Fasteners Co., Ltd.	6,801	23,693
Korea Petrochemical Ind Co., Ltd.	3,269	385,101
Korea Petroleum Industries Co.	2,555	31,499
Korea Ratings Corp.	897	50,676
Korea United Pharm, Inc.	5,065	87,383
Korea Zinc Co., Ltd.	1,416	491,729
Korean Air Lines Co., Ltd.	93,964	1,426,280
Korean Reinsurance Co.	63,051	414,100
Kortek Corp.	2,073	10,468
*KOSES Co., Ltd.	2,037	13,092
*Krafton, Inc.	230	27,895
KSS LINE, Ltd.	10,808	62,981
*Kt alpha Co., Ltd.	12,248	48,881
#KT Corp., Sponsored ADR	10,532	127,227
KT Skylife Co., Ltd.	24,432	106,552
KT&G Corp.	14,979	946,065
KTCS Corp.	23,760	62,367
Kukdo Chemical Co., Ltd.	1,651	47,737
Kukdong Oil & Chemicals Co., Ltd.	16,985	65,900
#*Kum Yang Co., Ltd.	1,585	103,042
*Kumho HT, Inc.	83,354	40,055
Kumho Petrochemical Co., Ltd.	16,810	1,577,007
#*Kumho Tire Co., Inc.	85,215	265,321
Kumkang Kind Co., Ltd.	15,360	60,505
Kwang Dong Pharmaceutical Co., Ltd.	23,816	130,317
Kwang Myung Electric Co., Ltd.	17,559	26,978
KX Innovation Co., Ltd.	5,729	19,662
Kyeryong Construction Industrial Co., Ltd.	6,236	58,133
Kyobo Securities Co., Ltd.	25,800	92,747
Kyongbo Pharmaceutical Co., Ltd.	2,094	9,815
Kyung Dong Navien Co., Ltd.	1,779	63,096
Kyungbang Co., Ltd.	6,447	37,998

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Kyungchang Industrial Co., Ltd.	16,657	$29,415
KyungDong City Gas Co., Ltd.	601	8,584
Kyungdong Pharm Co., Ltd.	11,708	54,615
Kyung-In Synthetic Corp.	13,813	36,769
L&C Bio Co., Ltd.	2,103	44,067
L&F Co., Ltd.	1,771	170,996
*LabGenomics Co., Ltd.	103,824	252,151
*Lake Materials Co., Ltd.	13,070	109,163
*LB Semicon, Inc.	12,595	54,929
Lee Ku Industrial Co., Ltd.	5,377	14,512
LEENO Industrial, Inc.	4,050	412,332
LG Chem, Ltd.	1,352	440,472
LG Corp.	13,421	767,170
#*LG Display Co., Ltd.	106,248	958,989
*LG Display Co., Ltd., Sponsored ADR	99,641	442,406
LG Electronics, Inc.	80,742	5,960,518
LG H&H Co., Ltd.	409	95,546
LG HelloVision Co., Ltd.	11,369	27,906
LG Innotek Co., Ltd.	7,566	1,249,282
LG Uplus Corp.	197,828	1,480,909
LIG Nex1 Co., Ltd.	7,395	476,920
Lion Chemtech Co., Ltd.	2,798	6,754
LOT Vacuum Co., Ltd.	6,471	97,265
Lotte Chemical Corp.	2,076	225,039
Lotte Chilsung Beverage Co., Ltd.	3,505	377,607
#Lotte Corp.	14,181	273,004
Lotte Data Communication Co.	1,056	21,815
LOTTE Fine Chemical Co., Ltd.	14,399	597,049
*Lotte Non-Life Insurance Co., Ltd.	41,650	73,860
Lotte Rental Co., Ltd.	11,255	214,175
Lotte Shopping Co., Ltd.	5,285	282,143
Lotte Wellfood Co., Ltd.	451	38,069
LS Corp.	9,874	572,459
LS Electric Co., Ltd.	4,485	212,536
*LVMC Holdings	29,062	44,974
LX Hausys, Ltd.	4,875	137,708
LX INTERNATIONAL Corp.	21,877	402,535
LX Semicon Co., Ltd.	3,918	207,714
*M2N Co., Ltd.	16,316	35,518
Macquarie Korea Infrastructure Fund	88,445	787,167
Macrogen, Inc.	3,682	43,948
Maeil Dairies Co., Ltd.	2,036	68,216
MAKUS, Inc.	2,489	16,015
MCNEX Co., Ltd.	6,556	134,465
*MDS Tech, Inc.	8,461	8,739
Medytox, Inc.	1,412	214,850
Meerecompany, Inc.	2,055	37,431
MegaStudyEdu Co., Ltd.	5,221	239,295
Meritz Financial Group, Inc.	80,431	2,989,624
*Mgame Corp.	8,151	36,152
MiCo, Ltd.	57,105	334,034
*Mirae Asset Life Insurance Co., Ltd.	41,435	154,934
Mirae Asset Securities Co., Ltd.	123,464	603,356
Miwon Commercial Co., Ltd.	795	97,068
Miwon Holdings Co., Ltd.	92	5,695
Miwon Specialty Chemical Co., Ltd.	1,128	117,348
MNTech Co., Ltd.	1,377	15,487
Mobase Electronics Co., Ltd.	36,162	49,428

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Modetour Network, Inc.	1,475	$17,409
Moorim P&P Co., Ltd.	4,287	9,713
Moorim Paper Co., Ltd.	3,983	6,149
Motrex Co., Ltd.	10,167	107,199
MS Autotech Co., Ltd.	19,374	73,448
*Myoung Shin Industrial Co., Ltd.	18,666	216,576
*MyungMoon Pharm Co., Ltd.	6,052	9,836
*N2tech Co., Ltd.	72,346	31,980
Namhae Chemical Corp.	17,925	94,101
*Namuga Co., Ltd.	4,540	35,902
Namyang Dairy Products Co., Ltd.	264	90,114
*NanoenTek, Inc.	3,082	7,360
#Nature Holdings Co., Ltd. (The)	7,760	124,397
NAVER Corp.	2,412	334,685
NCSoft Corp.	891	153,387
*Neowiz	3,593	73,294
*Nepes Ark Corp.	3,435	44,255
#*NEPES Corp.	7,013	82,252
*Neptune Co.	9,889	49,352
#*ΩNetmarble Corp.	7,841	224,103
New Power Plasma Co., Ltd.	12,672	45,976
Nexen Corp.	9,426	27,324
Nexen Tire Corp.	8,237	45,438
*Nexon Games Co., Ltd.	938	10,418
*Next Entertainment World Co., Ltd.	3,265	9,839
NEXTIN, Inc.	4,380	173,183
NH Investment & Securities Co., Ltd.	57,348	411,039
NHN KCP Corp.	12,100	71,943
NI Steel Co., Ltd.	10,022	42,224
NICE Holdings Co., Ltd.	10,568	93,821
NICE Information & Telecommunication, Inc.	5,274	79,664
NICE Information Service Co., Ltd.	17,631	114,881
NICE Total Cash Management Co., Ltd.	7,805	32,652
Nong Shim Holdings Co., Ltd.	1,545	74,931
NongShim Co., Ltd.	1,597	525,613
NOROO Paint & Coatings Co., Ltd.	5,737	38,656
NOVAREX Co., Ltd.	6,334	58,906
NPC	4,179	15,023
Oceanbridge Co., Ltd.	3,950	31,967
*OCI Co., Ltd.	2,800	216,031
#OCI Holdings Co., Ltd.	6,181	445,308
Okong Corp.	1,284	2,695
Openbase, Inc.	2,729	5,001
OptoElectronics Solutions Co., Ltd.	2,276	19,313
Orion Corp.	10,680	947,365
Ottogi Corp.	878	243,464
»Paik Kwang Industrial Co., Ltd.	13,521	77,989
Pan Ocean Co., Ltd.	229,131	729,527
Pan-Pacific Co., Ltd.	24,277	30,217
#*Paradise Co., Ltd.	25,982	282,030
Park Systems Corp.	3,022	313,265
Partron Co., Ltd.	33,895	217,593
Paseco Co., Ltd.	5,358	41,577
*Pearl Abyss Corp.	2,262	82,488
#People & Technology, Inc.	18,568	675,737
PharmaResearch Co., Ltd.	4,435	382,240
*PharmGen Science, Inc.	9,891	39,694
*Pharmicell Co., Ltd.	5,062	23,163

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Philoptics Co., Ltd.	7,626	$50,255
#PI Advanced Materials Co., Ltd.	7,039	127,693
*PIMS, Inc.	2,273	6,025
#Poongsan Corp.	10,526	280,189
#Posco DX Co., Ltd.	10,138	368,197
#POSCO Future M Co., Ltd.	763	133,612
POSCO Holdings, Inc.	16,277	4,959,450
#POSCO Holdings, Inc., Sponsored ADR	31,071	2,377,242
Posco International Corp.	22,451	832,842
Posco M-Tech Co., Ltd.	975	15,305
POSCO Steeleon Co., Ltd.	1,374	48,020
*Power Logics Co., Ltd.	18,336	88,792
Protec Co., Ltd.	1,581	49,752
#PSK, Inc.	11,669	148,266
Pulmuone Co., Ltd.	8,790	65,150
QSI Co., Ltd.	1,582	10,402
*Ray Co., Ltd.	1,144	16,433
Reyon Pharmaceutical Co., Ltd.	1,964	20,519
RFHIC Corp.	1,960	20,085
*RFTech Co., Ltd.	11,777	32,221
*Robostar Co., Ltd.	1,023	17,952
Rorze Systems Corp.	3,246	13,147
S&S Tech Corp.	6,702	187,331
S-1 Corp.	2,360	95,410
Sajo Industries Co., Ltd.	1,512	43,718
Sajodaerim Corp.	2,221	45,882
*Sajodongaone Co., Ltd.	57,013	37,698
*Sam Chun Dang Pharm Co., Ltd.	1,403	63,785
Sambo Motors Co., Ltd.	4,346	16,701
*Sambu Engineering & Construction Co., Ltd.	66,317	126,933
Samchully Co., Ltd.	255	17,465
SAMHWA Paints Industrial Co., Ltd.	7,047	31,412
Samick Musical Instruments Co., Ltd.	21,106	16,143
Samick THK Co., Ltd.	1,844	13,572
Samil Pharmaceutical Co., Ltd.	6,473	29,907
Samji Electronics Co., Ltd.	2,463	13,477
Samjin LND Co., Ltd.	291	351
Samjin Pharmaceutical Co., Ltd.	3,278	51,092
*Samkee EV Co., Ltd.	15,838	31,429
*ΩSamsung Biologics Co., Ltd.	86	45,148
Samsung Electro-Mechanics Co., Ltd.	11,430	1,051,978
Samsung Electronics Co., Ltd.	761,320	37,712,271
Samsung Electronics Co., Ltd., Registered Shares, GDR	10,449	13,019,454
*Samsung Engineering Co., Ltd.	53,457	940,064
Samsung Fire & Marine Insurance Co., Ltd.	20,997	4,018,899
*Samsung Heavy Industries Co., Ltd.	123,359	622,938
Samsung Life Insurance Co., Ltd.	3,453	184,852
*Samsung Pharmaceutical Co., Ltd.	5,412	10,279
Samsung Publishing Co., Ltd.	505	5,508
Samsung SDI Co., Ltd.	951	299,619
Samsung SDS Co., Ltd.	3,740	382,709
Samsung Securities Co., Ltd.	29,627	774,376
SAMT Co., Ltd.	34,060	63,931
Samwha Capacitor Co., Ltd.	4,207	101,238
Samyang Corp.	2,140	65,758
Samyang Foods Co., Ltd.	2,688	365,021
*Samyoung Co., Ltd.	15,121	55,757
Sang-A Frontec Co., Ltd.	1,808	23,749

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Sangsangin Co., Ltd.	15,552	$48,710
Sangsin Energy Display Precision Co., Ltd.	5,049	52,600
Saramin Co., Ltd.	3,368	47,557
Satrec Initiative Co., Ltd.	445	8,484
*S-Connect Co., Ltd.	25,041	32,429
SD Biosensor, Inc.	21,523	153,628
*SDN Co., Ltd.	24,422	20,108
SeAH Besteel Holdings Corp.	5,809	93,551
SeAH Holdings Corp.	341	26,814
SeAH Steel Corp.	677	61,707
SeAH Steel Holdings Corp.	1,285	190,293
#Seegene, Inc.	28,078	396,674
Segyung Hitech Co., Ltd.	3,304	24,831
Sejong Industrial Co., Ltd.	12,980	50,265
*Sekonix Co., Ltd.	11,366	50,579
*Selvas AI, Inc.	3,246	40,138
Seobu T&D	20,559	112,039
Seohan Co., Ltd.	72,096	48,365
#Seojin System Co., Ltd.	19,707	243,538
Seoul City Gas Co., Ltd.	802	35,452
Seoyon Co., Ltd.	9,263	45,405
Seoyon E-Hwa Co., Ltd.	6,437	67,918
*»Sewon E&C Co., Ltd.	70,785	13,313
SEWOONMEDICAL Co., Ltd.	3,469	6,344
SFA Engineering Corp.	7,458	153,793
#*SFA Semicon Co., Ltd.	43,839	153,049
S-Fuelcell Co., Ltd.	845	8,728
SGC Energy Co., Ltd.	7,989	159,419
Shin Heung Energy & Electronics Co., Ltd.	1,724	46,529
Shindaeyang Paper Co., Ltd.	4,010	16,241
Shinhan Financial Group Co., Ltd.	75,785	1,949,968
Shinhan Financial Group Co., Ltd., Sponsored ADR	19,440	495,526
Shinil Electronics Co., Ltd.	17,933	24,445
Shinsegae Information & Communication Co., Ltd.	5,113	42,667
Shinsegae International, Inc.	690	7,950
Shinsegae, Inc.	4,828	603,433
Shinsung Delta Tech Co., Ltd.	7,188	204,641
*Shinsung E&G Co., Ltd.	17,911	24,269
Shinsung Tongsang Co., Ltd.	37,179	56,985
Shinwon Corp.	24,207	24,376
*SHOWBOX Corp.	14,094	28,490
*Signetics Corp.	26,313	19,483
#SIMMTECH Co., Ltd.	13,625	331,911
SIMMTECH HOLDINGS Co., Ltd.	14,738	26,136
*SK Biopharmaceuticals Co., Ltd.	824	46,003
*SK Bioscience Co., Ltd.	1,427	64,030
SK D&D Co., Ltd.	5,887	119,654
SK Discovery Co., Ltd.	8,061	220,543
SK Gas, Ltd.	1,927	211,170
SK Hynix, Inc.	135,545	11,672,195
*ΩSK IE Technology Co., Ltd.	417	18,310
*SK Innovation Co., Ltd.	28,077	2,540,453
SK Networks Co., Ltd.	83,721	345,286
*SK oceanplant Co., Ltd.	4,226	50,191
SK Securities Co., Ltd.	222,263	94,794
SK Telecom Co., Ltd.	11,950	434,891
#SK Telecom Co., Ltd., ADR	1,452	29,418
SK, Inc.	11,138	1,171,075

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
#SKC Co., Ltd.	2,606	$151,858
SL Corp.	11,816	259,846
*SM Culture & Contents Co., Ltd.	13,412	18,302
SM Entertainment Co., Ltd.	3,686	275,109
*SM Life Design Group Co., Ltd.	6,814	9,369
*SMEC Co., Ltd.	13,446	35,344
SNT Motiv Co., Ltd.	6,405	191,360
S-Oil Corp.	19,286	948,199
Solid, Inc.	11,751	50,987
*SOLUM Co., Ltd.	26,079	558,056
Solus Advanced Materials Co., Ltd.	2,285	37,053
Songwon Industrial Co., Ltd.	11,552	146,266
Soosan Heavy Industries Co., Ltd.	31,295	45,348
#Soulbrain Co., Ltd.	2,836	487,173
SPC Samlip Co., Ltd.	452	21,654
SPG Co., Ltd.	1,138	22,751
SSANGYONG C&E Co., Ltd.	48,615	200,500
ST Pharm Co., Ltd.	1,325	66,714
*Straffic Co., Ltd.	11,204	29,367
*Studio Dragon Corp.	2,798	101,205
*STX Heavy Industries Co., Ltd.	5,102	37,777
Suheung Co., Ltd.	2,944	61,799
*SU-Holdings Co., Ltd.	15,657	9,147
*Sukgyung AT Co., Ltd.	880	30,168
Sung Kwang Bend Co., Ltd.	12,943	129,186
*Sungchang Enterprise Holdings, Ltd.	29,049	37,877
Sungshin Cement Co., Ltd.	11,846	72,626
#Sungwoo Hitech Co., Ltd.	41,663	243,089
Sunjin Co., Ltd.	8,515	45,017
SurplusGLOBAL, Inc.	2,213	4,760
*SY Co., Ltd.	13,264	57,356
*Synopex, Inc.	46,419	127,343
Systems Technology, Inc.	2,361	47,900
T&L Co., Ltd.	2,941	95,816
Tae Kyung Industrial Co., Ltd.	12,164	59,895
*Taewoong Co., Ltd.	4,708	53,614
Taeyang Metal Industrial Co., Ltd.	4,955	11,117
Taeyoung Engineering & Construction Co., Ltd.	14,037	37,313
*Taihan Electric Wire Co., Ltd.	8,028	66,041
*Taihan Fiberoptics Co., Ltd.	38,694	37,102
TCC Steel	5,965	229,669
TechWing, Inc.	21,300	136,422
*Telcon RF Pharmaceutical, Inc.	35,879	18,304
Telechips, Inc.	1,368	20,562
*TERA SCIENCE Co., Ltd.	11,224	15,491
*Thinkware Systems Corp.	2,319	24,125
TK Corp.	8,803	99,075
TKG Huchems Co., Ltd.	13,127	212,376
TLB Co., Ltd.	4,830	82,077
Tokai Carbon Korea Co., Ltd.	3,166	194,337
*Top Engineering Co., Ltd.	9,145	36,633
Toptec Co., Ltd.	18,734	99,874
Tovis Co., Ltd.	8,847	111,427
Tplex Co., Ltd.	21,255	49,968
TS Corp.	25,065	56,234
*Tuksu Construction Co., Ltd.	6,652	34,478
TY Holdings Co., Ltd.	16,073	62,362
TYM Corp.	33,355	122,252

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
UBCare Co., Ltd.	5,498	$16,854
Ubiquoss, Inc.	3,896	42,723
Uni-Chem Co., Ltd.	27,161	34,149
Unick Corp.	8,115	28,902
Unid Co., Ltd.	3,089	174,286
Union Semiconductor Equipment & Materials Co., Ltd.	10,040	51,295
Uniquest Corp.	4,775	17,890
*UniTest, Inc.	2,869	23,219
Unitrontech Co., Ltd.	12,714	36,714
V One Tech Co., Ltd.	1,184	6,935
Value Added Technology Co., Ltd.	3,741	80,329
*Very Good Tour Co., Ltd.	1,574	8,694
VICTEK Co., Ltd.	5,240	17,906
*»Vidente Co., Ltd.	22,704	41,859
Vieworks Co., Ltd.	3,036	66,090
*Vina Tech Co., Ltd.	1,697	50,701
Vitzro Tech Co., Ltd.	6,447	35,659
Vitzrocell Co., Ltd.	7,372	92,522
*VT Co., Ltd.	11,922	152,716
Webcash Corp.	2,379	18,725
*Wellbiotec Co., Ltd.	10,168	11,399
*Wemade Max Co., Ltd.	5,117	39,328
Winix, Inc.	4,303	29,089
WiSoL Co., Ltd.	15,043	67,165
*Won Tech Co., Ltd.	27,398	186,231
*WONIK CUBE Corp.	8,013	8,407
WONIK IPS Co., Ltd.	1,542	34,253
Wonik Materials Co., Ltd.	4,076	78,771
Wonik QnC Corp.	10,058	175,385
Woojin, Inc.	5,881	35,054
*Woongjin Co., Ltd.	14,961	12,673
Woongjin Thinkbig Co., Ltd.	26,979	48,642
Woori Financial Group, Inc.	261,012	2,299,835
*Woori Technology, Inc.	36,036	34,020
Woorison F&G Co., Ltd.	15,744	18,069
Worldex Industry & Trading Co., Ltd.	6,688	109,936
Y G-1 Co., Ltd.	11,983	46,848
*Y2 Solution Co., Ltd.	343	769
Y-Entec Co., Ltd.	7,220	37,636
YG Entertainment, Inc.	8,023	326,136
*YG PLUS	5,796	17,982
*YIK Corp.	10,839	25,642
YMC Co., Ltd.	8,239	31,173
YMT Co., Ltd.	1,147	9,045
Youlchon Chemical Co., Ltd.	1,635	33,958
Youngone Corp.	19,115	768,535
Youngone Holdings Co., Ltd.	4,375	253,323
Yuanta Securities Korea Co., Ltd.	52,438	91,826
Yuhan Corp.	4,746	201,711
Zeus Co., Ltd.	2,499	52,643
Zinus, Inc.	5,982	84,378

TOTAL KOREA, REPUBLIC OF		222,742,584

KUWAIT — (0.1%)
A’ayan Leasing & Investment Co. KSCP	496,987	247,249
*Agility Public Warehousing Co. KSC	502,069	853,136
Al Ahli Bank of Kuwait KSCP	9,642	6,666
*ALAFCO Aviation Lease & Finance Co. KSCP	182,759	98,007
Al-Eid Food KSC	105,749	57,734

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KUWAIT — (Continued)
*Arabi Group Holding KSC	18,396	$31,913
Boubyan Bank KSCP	21,389	40,491
Boursa Kuwait Securities Co. KPSC	29,323	164,163
Burgan Bank SAK	34,771	18,309
Combined Group Contracting Co. SAK	83,944	114,167
Commercial Real Estate Co. KSC	458,996	145,758
Gulf Bank KSCP	464,749	355,825
Gulf Cables & Electrical Industries Group Co. KSCP	38,910	148,324
Heavy Engineering & Ship Building Co. KSCP	11,208	27,337
Humansoft Holding Co. KSC	33,223	326,273
Integrated Holding Co. KCSC	117,471	167,735
Jazeera Airways Co. KSCP	7,341	34,624
Kuwait Finance House KSCP	79,050	174,674
Kuwait International Bank KSCP	630,429	299,380
Kuwait Real Estate Co. KSC	263,676	135,437
Kuwait Telecommunications Co.	81,805	140,064
Mabanee Co. KPSC	54,318	144,766
Mezzan Holding Co. KSCC	71,393	115,317
Mobile Telecommunications Co. KSCP	598,753	930,383
National Bank of Kuwait SAKP	290,573	823,235
Salhia Real Estate Co. KSCP	56,103	72,677
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC, Class A	22,976	12,915
Warba Bank KSCP	556,780	309,372

TOTAL KUWAIT		5,995,931

MALAYSIA — (0.5%)
#7-Eleven Malaysia Holdings BHD	145,056	59,672
Able Global BHD	84,100	22,594
Aeon Co. M BHD	419,400	95,068
#AFFIN Bank BHD	296,248	125,600
*AGMO HOLDINGS BHD	16,281	1,948
Ajinomoto Malaysia BHD	4,700	15,172
#Alliance Bank Malaysia BHD	495,900	357,002
Allianz Malaysia BHD	22,400	75,317
AME Elite Consortium BHD	87,300	26,568
AMMB Holdings BHD	603,400	483,784
Ancom Nylex BHD	291,000	73,292
*Ann Joo Resources BHD	25,500	5,780
Apex Healthcare BHD	19,500	9,864
#Astro Malaysia Holdings BHD	297,400	25,904
Axiata Group BHD	124,210	56,833
#*Bahvest Resources BHD	375,300	28,751
Bank Islam Malaysia BHD	387,851	175,019
Batu Kawan BHD	37,300	160,489
*Berjaya Assets BHD	277,000	16,860
*Berjaya Corp. BHD	1,345,554	81,900
#Berjaya Food BHD	386,600	55,177
*Berjaya Land BHD	772,500	45,398
#Bermaz Auto BHD	497,600	261,098
Beshom Holdings BHD	56,719	11,666
Boustead Plantations BHD	334,980	102,649
#British American Tobacco Malaysia BHD	17,700	34,921
*Bumi Armada BHD	1,184,400	136,724
Bursa Malaysia BHD	398,000	567,199
#*CAB Cakaran Corp. BHD	63,400	8,317
#Cahya Mata Sarawak BHD	432,800	100,831
Carlsberg Brewery Malaysia BHD	50,200	209,671
CB Industrial Product Holding BHD	102,800	23,302
CELCOMDIGI BHD	276,200	245,215

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
CIMB Group Holdings BHD	665,106	$797,094
*Coastal Contracts BHD	76,000	30,786
#D&O Green Technologies BHD	261,500	180,023
*Dagang NeXchange BHD	270,000	24,651
Datasonic Group BHD	673,100	60,748
Dayang Enterprise Holdings BHD	496,572	193,855
#Dialog Group BHD	294,758	133,011
DRB-Hicom BHD	539,800	157,482
#Dufu Technology Corp. BHD	25,200	9,097
Duopharma Biotech BHD	138,184	34,513
Dutch Lady Milk Industries BHD	2,800	13,282
Eco World Development Group BHD	481,100	101,986
Eco World International BHD	76,800	5,481
*Ecofirst Consolidated BHD	230,600	16,940
#*Ekovest BHD	1,393,300	138,906
FGV Holdings BHD	173,100	47,594
#Formosa Prosonic Industries BHD	113,400	68,071
Fraser & Neave Holdings BHD	37,300	204,330
Frontken Corp. BHD	676,550	451,554
Gamuda BHD	1,131,757	1,102,183
#Gas Malaysia BHD	115,700	79,894
*Genetec Technology BHD	22,700	11,244
Genting BHD	271,300	229,476
#Genting Malaysia BHD	434,100	220,490
Genting Plantations BHD	91,100	103,633
Globetronics Technology BHD	131,333	39,418
#*Greatech Technology BHD	105,600	102,397
*Guan Chong BHD	125,200	57,023
#HAP Seng Consolidated BHD	209,180	215,568
Hap Seng Plantations Holdings BHD	139,700	52,485
*Hartalega Holdings BHD	828,400	359,909
#Heineken Malaysia BHD	50,400	252,185
#*Hengyuan Refining Co. BHD	66,900	44,651
#Hextar Global BHD	295,200	44,920
Hiap Teck Venture BHD	837,900	72,983
#Hibiscus Petroleum BHD	487,120	272,979
#Hong Leong Bank BHD	22,032	89,710
#Hong Leong Financial Group BHD	43,353	159,781
Hong Leong Industries BHD	36,400	68,759
IGB BHD	11,517	5,221
#IHH Healthcare BHD	32,600	41,054
IJM Corp. BHD	578,320	230,624
#Inari Amertron BHD	828,788	495,759
IOI Corp. BHD	115,726	95,457
IOI Properties Group BHD	511,824	198,735
*Iskandar Waterfront City BHD	91,400	11,798
*JAKS Resources BHD	1,111,719	45,500
Jaya Tiasa Holdings BHD	331,200	59,782
#Kelington Group BHD	159,000	49,724
Kenanga Investment Bank BHD	214,200	38,214
Kerjaya Prospek Group BHD	151,176	44,104
#Kim Loong Resources BHD	84,200	33,224
*KNM Group BHD	337,500	7,084
KPJ Healthcare BHD	694,200	186,499
Kretam Holdings BHD	231,300	29,856
*KSL Holdings BHD	222,492	50,434
Kuala Lumpur Kepong BHD	150,818	695,766
Lagenda Properties BHD	148,200	36,704

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#Leong Hup International BHD	400,700	$52,563
Lii Hen Industries BHD	101,300	20,517
#LPI Capital BHD	51,984	130,710
#Magni-Tech Industries BHD	170,666	70,566
#Magnum BHD	153,719	34,522
#Mah Sing Group BHD	646,800	111,318
#Malakoff Corp. BHD	307,200	38,041
#Malayan Banking BHD	324,850	614,996
*Malayan Cement BHD	79,400	60,660
Malayan Flour Mills BHD	329,100	44,207
Malaysia Airports Holdings BHD	328,062	508,842
#Malaysia Building Society BHD	1,145,194	174,261
Malaysia Smelting Corp. BHD	83,600	37,374
#Malaysian Pacific Industries BHD	44,675	241,355
#Malaysian Resources Corp. BHD	1,375,597	124,149
Matrix Concepts Holdings BHD	527,962	170,650
Maxis BHD	49,600	41,225
Media Prima BHD	274,000	24,010
Mega First Corp. BHD	331,500	240,737
Mi Technovation BHD	93,900	33,701
MISC BHD	187,980	286,044
MKH BHD	272,524	80,078
MNRB Holdings BHD	105,800	26,425
MPHB Capital BHD	114,100	25,624
#ΩMR DIY Group M BHD	885,200	274,970
Muda Holdings BHD	12,500	3,699
*Muhibbah Engineering M BHD	390,300	56,524
My EG Services BHD	2,648,330	433,560
#Nestle Malaysia BHD	10,000	259,838
*Nylex Malaysia BHD	1,485	103
*OCK Group BHD	179,400	14,873
Padini Holdings BHD	269,400	223,346
Panasonic Manufacturing Malaysia BHD	4,500	16,906
Pantech Group Holdings BHD	266,829	48,723
Paramount Corp. BHD	107,400	20,738
Perak Transit BHD	202,700	50,627
Petron Malaysia Refining & Marketing BHD	57,800	54,713
#Petronas Chemicals Group BHD	369,400	569,083
Petronas Dagangan BHD	48,400	232,222
Petronas Gas BHD	48,500	175,086
PIE Industrial BHD	17,800	11,581
*PMB Technology BHD	39,400	25,222
Power Root BHD	76,200	31,507
Press Metal Aluminium Holdings BHD	521,978	539,014
Public Bank BHD	3,076,100	2,685,817
#QL Resources BHD	326,057	378,444
#Ranhill Utilities BHD	222,301	27,061
RGB International BHD	375,100	24,799
RHB Bank BHD	354,060	414,662
#Sam Engineering & Equipment M BHD	38,100	34,625
*Sapura Energy BHD	3,166,242	33,227
Sarawak Oil Palms BHD	155,536	83,244
Scientex BHD	373,800	286,362
Sime Darby BHD	708,822	340,687
#Sime Darby Plantation BHD	291,819	265,819
Sime Darby Property BHD	1,313,822	169,588
SKP Resources BHD	461,549	76,529
#SP Setia BHD Group	924,400	162,975

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#Sports Toto BHD	253,190	$77,054
Sunway BHD	483,089	187,578
#Sunway Construction Group BHD	111,780	44,811
#Syarikat Takaful Malaysia Keluarga BHD	169,528	130,940
#Ta Ann Holdings BHD	144,556	101,640
Taliworks Corp. BHD	69,500	11,597
TASCO BHD	85,700	14,660
Telekom Malaysia BHD	216,083	229,938
Tenaga Nasional BHD	152,250	316,355
Thong Guan Industries BHD	78,900	30,139
TIME dotCom BHD	329,200	367,582
TMC Life Sciences BHD	72,700	9,003
#*Top Glove Corp. BHD	3,082,700	469,085
#*Tropicana Corp. BHD	322,288	81,849
#TSH Resources BHD	459,200	92,524
Uchi Technologies BHD	149,200	108,037
UEM Edgenta BHD	78,600	16,827
#UEM Sunrise BHD	385,358	64,300
#UMW Holdings BHD	282,700	287,773
Unisem M BHD	150,500	93,500
#United Plantations BHD	43,900	155,532
UOA Development BHD	299,512	106,239
*UWC BHD	170,700	130,770
*Velesto Energy BHD	2,569,683	137,532
ViTrox Corp. BHD	58,300	84,186
VS Industry BHD	193,000	36,052
*Wasco BHD	178,500	36,341
#WCT Holdings BHD	470,192	50,824
Wellcall Holdings BHD	143,400	46,350
Westports Holdings BHD	163,100	115,021
#Yinson Holdings BHD	730,800	375,792
*YNH Property BHD	134,015	143,452
YTL Corp. BHD	1,389,040	425,648
YTL Power International BHD	398,953	176,680

TOTAL MALAYSIA		28,278,576

MEXICO — (0.7%)
Alfa SAB de CV, Class A	1,725,090	1,070,238
#Alpek SAB de CV	236,508	138,999
*Alsea SAB de CV	257,121	852,275
America Movil SAB de CV, ADR	93,352	1,549,643
America Movil SAB de CV, Class B	2,234,098	1,845,145
Arca Continental SAB de CV	64,582	578,744
*Axtel SAB de CV	675,377	28,058
ΩBanco del Bajio SA	449,797	1,367,604
Becle SAB de CV	28,671	50,662
Bolsa Mexicana de Valores SAB de CV	217,909	338,819
*Cemex SAB de CV	3,099,544	1,852,550
*Cemex SAB de CV, Sponsored ADR	27,536	164,390
Cia Minera Autlan SAB de CV, Class B	35,735	20,586
Coca-Cola Femsa SAB de CV	23,630	179,401
Coca-Cola Femsa SAB de CV, Sponsored ADR	3,283	249,574
Consorcio ARA SAB de CV	305,857	56,079
*Controladora AXTEL SAB DE CV	1,725,090	21,978
#*Controladora Vuela Cia de Aviacion SAB de CV, Class A	40,019	22,788
Corp Inmobiliaria Vesta SAB de CV	216,977	679,548
Corp. Moctezuma SAB de CV	73,818	267,132
El Puerto de Liverpool SAB de CV	43,167	219,481
#*<»Empresas ICA SAB de CV	117,564	—

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
Fomento Economico Mexicano SAB de CV	56,625	$639,364
Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,731	196,313
GCC SAB de CV	66,400	591,652
Genomma Lab Internacional SAB de CV, Class B	296,598	220,481
Gentera SAB de CV	622,953	659,082
Gruma SAB de CV, Class B	93,444	1,625,397
Grupo Aeroportuario del Centro Norte SAB de CV	147,004	1,125,432
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	785	48,019
Grupo Aeroportuario del Pacifico SAB de CV, Class B	17,946	209,243
Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	10,282	1,197,133
Grupo Aeroportuario del Sureste SAB de CV, Class B	360	7,777
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	3,676	794,788
Grupo Bimbo SAB de CV, Class A	323,728	1,312,270
Grupo Carso SAB de CV, Class A1	86,516	553,802
Grupo Comercial Chedraui SA de CV	204,267	1,188,286
Grupo Financiero Banorte SAB de CV, Class O	615,432	4,978,887
*Grupo Financiero Inbursa SAB de CV, Class O	488,883	1,007,663
Grupo Herdez SAB de CV	82,896	188,172
Grupo Industrial Saltillo SAB de CV	21,722	32,187
Grupo Lamosa SAB de CV	35,276	229,598
Grupo Mexico SAB de CV, Class B	521,924	2,164,540
Grupo Rotoplas SAB de CV	41,295	55,516
*Grupo Simec SAB de CV, ADR	1,049	32,755
*Grupo Simec SAB de CV, Class B	35,729	379,001
Grupo Televisa SAB	135,316	61,538
*ΩGrupo Traxion SAB de CV	33,240	49,161
*Hoteles City Express SAB de CV	167,851	50,579
*Industrias CH SAB de CV, Class B	83,707	894,890
#*Industrias Penoles SAB de CV	39,251	433,711
Kimberly-Clark de Mexico SAB de CV, Class A	477,562	874,018
La Comer SAB de CV	274,834	547,445
Megacable Holdings SAB de CV	330,567	647,291
*Minera Frisco SAB de CV	251,068	32,126
*ΩNemak SAB de CV	179,418	31,803
#Operadora De Sites Mexicanos SAB de CV	437,806	373,710
Orbia Advance Corp. SAB de CV	621,909	1,007,980
*Organizacion Cultiba SAB de CV	12,061	7,416
*Organizacion Soriana SAB de CV, Class B	151,399	260,984
Promotora y Operadora de Infraestructura SAB de CV	94,172	775,003
Promotora y Operadora de Infraestructura SAB de CV, Class L	4,232	24,143
Qualitas Controladora SAB de CV	57,781	476,990
Regional SAB de CV	124,507	942,372
*Vista Energy SAB de CV, Sponsored ADR	2,113	57,516
Vitro SAB de CV, Class A	16,205	18,716
Wal-Mart de Mexico SAB de CV	187,483	670,880

TOTAL MEXICO		39,229,324

NETHERLANDS — (2.2%)
Aalberts NV	73,022	2,270,770
ΩABN AMRO Bank NV	100,600	1,348,855
Acomo NV	13,762	280,748
*ΩAdyen NV	530	355,119
Aegon, Ltd.	388,209	1,875,049
Aegon, Ltd.	437,061	2,117,695
*AFC Ajax NV	546	6,291
Akzo Nobel NV	65,708	4,393,637
Allfunds Group PLC	116,901	595,335
AMG Critical Materials NV	19,479	506,087
APERAM SA	35,321	976,296

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
Arcadis NV	37,393	$1,577,820
ArcelorMittal SA	15,942	351,844
ArcelorMittal SA, Sponsored NVDR	116,076	2,555,993
ASM International NV	6,885	2,827,299
ASML Holding NV	1,101	657,875
ASML Holding NV, Sponsored NVDR	36,848	22,064,951
ASR Nederland NV	122,479	4,557,021
#*ΩBasic-Fit NV	17,210	438,768
BE Semiconductor Industries NV	48,590	4,997,312
Brunel International NV	6,239	86,786
Coca-Cola Europacific Partners PLC	39,613	2,307,098
Corbion NV	29,168	503,465
ΩCTP NV	21,297	309,752
Flow Traders, Ltd.	8,505	155,254
ForFarmers NV	23,980	58,678
*Fugro NV	88,907	1,465,071
Heineken NV	27,665	2,477,969
IMCD NV	26,644	3,196,480
ING Groep NV	259,093	3,294,017
#ING Groep NV, Sponsored ADR	92,618	1,189,215
*InPost SA	125,034	1,232,802
JDE Peet’s NV	16,578	459,804
Kendrion NV	6,975	84,637
Koninklijke Ahold Delhaize NV	410,579	12,151,545
Koninklijke Ahold Delhaize NV, ADR	786	23,289
Koninklijke BAM Groep NV	128,268	264,652
Koninklijke Heijmans N.V	17,545	201,029
Koninklijke KPN NV	1,747,127	5,863,338
*Koninklijke Philips NV	6,510	123,158
#*Koninklijke Philips NV, Sponsored NVDR	115,961	2,198,620
Koninklijke Vopak NV	45,757	1,538,502
ΩLucas Bols NV	4,770	87,477
Nedap NV	2,464	148,454
NN Group NV	104,001	3,326,467
*NX Filtration NV	966	6,065
OCI NV	75,381	1,753,714
*Pharming Group NV	251,625	296,821
PostNL NV	155,490	289,016
*Prosus NV	72,332	2,020,712
Randstad NV	60,854	3,141,532
SBM Offshore NV	71,733	890,909
*SIF Holding NV	1,132	10,888
ΩSignify NV	98,431	2,544,867
Sligro Food Group NV	13,794	234,743
*<»SRH NV	38,309	–
TKH Group NV	27,341	996,457
*TomTom NV	22,223	132,717
Universal Music Group NV	69,381	1,694,062
Van Lanschot Kempen NV	16,247	435,339
Wolters Kluwer NV	69,252	8,864,479

TOTAL NETHERLANDS		120,814,645

NEW ZEALAND — (0.2%)
*a2 Milk Co., Ltd. (The)	109,514	266,261
Air New Zealand, Ltd.	1,451,152	565,521
Arvida Group, Ltd.	283,663	186,441
Auckland International Airport, Ltd.	71,465	305,106
#Briscoe Group, Ltd.	8,520	22,251
Channel Infrastructure NZ, Ltd.	142,004	118,113

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
Chorus, Ltd.	206,024	$859,807
Chorus, Ltd., ADR	2,187	44,877
Comvita, Ltd.	5,949	10,554
Contact Energy, Ltd.	59,220	268,329
EBOS Group, Ltd.	21,456	436,670
Fisher & Paykel Healthcare Corp., Ltd.	38,833	470,039
#Fletcher Building, Ltd.	12,299	31,148
Fletcher Building, Ltd.	212,291	533,428
Freightways Group, Ltd.	71,812	311,182
Genesis Energy, Ltd.	328,742	441,701
#*Gentrack Group, Ltd.	5,110	14,564
Hallenstein Glasson Holdings, Ltd.	16,717	56,007
Heartland Group Holdings, Ltd.	294,697	262,258
Infratil, Ltd.	110,213	629,514
KMD Brands, Ltd.	474,814	229,225
Mainfreight, Ltd.	14,871	495,109
#Manawa Energy, Ltd.	8,237	20,458
Mercury NZ, Ltd.	30,599	105,007
Meridian Energy, Ltd.	66,110	185,727
NZME, Ltd.	83,243	41,637
NZX, Ltd.	151,631	88,196
Oceania Healthcare, Ltd.	376,656	148,976
PGG Wrightson, Ltd.	18,227	33,819
Port of Tauranga, Ltd.	36,568	108,476
Rakon, Ltd.	14,706	5,987
#Restaurant Brands New Zealand, Ltd.	11,620	25,413
Ryman Healthcare, Ltd.	51,308	169,510
Sanford, Ltd.	22,200	48,551
Scales Corp., Ltd.	59,828	99,177
*Serko, Ltd.	672	1,642
Skellerup Holdings, Ltd.	99,991	262,882
SKY Network Television, Ltd.	130,270	218,222
SKYCITY Entertainment Group, Ltd.	37,584	40,880
Spark New Zealand, Ltd.	487,672	1,409,760
Steel & Tube Holdings, Ltd.	99,869	63,317
Summerset Group Holdings, Ltd.	109,738	621,694
*Synlait Milk, Ltd.	41,432	32,051
Tourism Holdings, Ltd.	65,499	123,435
TOWER, Ltd.	136,071	50,653
Vector, Ltd.	54,504	116,030
#*Vista Group International, Ltd.	31,679	23,954
Warehouse Group, Ltd. (The)	57,447	57,472

TOTAL NEW ZEALAND		10,661,031

NORWAY — (0.7%)
2020 Bulkers, Ltd.	9,046	81,539
ABG Sundal Collier Holding ASA	241,840	109,537
*Adevinta ASA	21,056	184,801
AF Gruppen ASA	8,977	93,533
#*Agilyx ASA	10,078	20,297
*Akastor ASA	49,211	46,252
Aker ASA, A Shares	1,933	115,928
*Aker BioMarine ASA	13,597	45,032
#Aker BP ASA	80,993	2,327,923
Aker Solutions ASA	87,554	348,909
AMSC ASA	43,291	96,489
*Asetek A/S	41,057	26,167
Atea ASA	40,874	425,142
Austevoll Seafood ASA	63,477	433,533

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
ΩAvance Gas Holding, Ltd.	9,711	$129,171
Bakkafrost P/F	3,893	175,455
Belships ASA	78,509	122,981
*BLUENORD ASA	6,411	340,299
Bonheur ASA	15,509	268,208
#*Borr Drilling, Ltd.	52,706	323,088
Borregaard ASA	31,733	430,049
Bouvet ASA	38,869	187,183
*BW Energy, Ltd.	63,212	157,864
ΩBW LPG, Ltd.	42,167	596,363
BW Offshore, Ltd.	8,213	17,144
#*Cadeler A/S	46,742	148,029
*Cloudberry Clean Energy ASA	89,983	87,795
*ΩCrayon Group Holding ASA	6,677	38,490
DNB Bank ASA	78,196	1,408,994
DNO ASA	336,082	342,048
*Elliptic Laboratories ASA	8,717	13,124
ΩElmera Group ASA	54,123	115,497
Elopak ASA	49,617	101,262
#ΩEntra ASA	8,411	65,614
Equinor ASA	251,529	8,430,681
Equinor ASA, Sponsored ADR	35,928	1,198,917
ΩEuropris ASA	96,145	544,337
FLEX LNG, Ltd.	12,239	374,673
Frontline PLC	48,445	1,081,065
*Gaming Innovation Group, Inc.	18,888	45,903
Gjensidige Forsikring ASA	6,749	101,068
Golar LNG, Ltd.	3,007	67,447
Golden Ocean Group, Ltd.	69,230	511,245
Gram Car Carriers ASA	7,045	129,275
Grieg Seafood ASA	40,529	269,003
Hafnia, Ltd.	54,954	360,565
*Hexagon Composites ASA	30,771	72,550
#*Hexagon Purus ASA	10,561	9,680
Hoegh Autoliners ASA	36,636	296,126
*Kahoot! ASA	45,390	141,797
ΩKid ASA	3,934	31,939
Kitron ASA	78,471	206,508
ΩKlaveness Combination Carriers ASA	8,640	58,932
*Kongsberg Automotive ASA	251,179	44,607
Kongsberg Gruppen ASA	5,225	213,271
Leroy Seafood Group ASA	43,449	171,903
*LINK Mobility Group Holding ASA	102,894	106,102
Medistim ASA	3,417	59,184
*MORROW BANK ASA	21,722	6,727
Mowi ASA	26,697	433,252
MPC Container Ships ASA	64,168	90,608
ΩMulticonsult ASA	5,591	64,810
#*NEL ASA	159,809	104,711
*Nordic Semiconductor ASA	13,712	110,661
Norsk Hydro ASA	207,218	1,181,167
#*ΩNorske Skog ASA	30,479	111,148
*Northern Ocean, Ltd.	78,495	95,557
#*Norwegian Air Shuttle ASA	37,796	27,113
*NRC Group ASA	28,320	29,659
#*Nykode Therapeutics ASA	22,862	35,137
Odfjell Drilling, Ltd.	46,226	161,373
Odfjell SE, A Shares	8,886	94,255

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Odfjell Technology, Ltd.	7,704	$38,204
OKEA ASA	41,628	143,757
ΩOkeanis Eco Tankers Corp.	6,556	188,669
Orkla ASA	43,322	298,361
*Otello Corp. ASA	216	143
Panoro Energy ASA	61,679	170,709
Pareto Bank ASA	8,257	38,433
*Pexip Holding ASA	36,787	59,766
*PGS ASA	609,763	550,723
*PhotoCure ASA	4,482	23,149
Protector Forsikring ASA	23,843	373,491
Rana Gruber ASA	8,262	45,852
*REC Silicon ASA	31,865	41,373
Salmar ASA	3,846	182,046
Sandnes Sparebank	999	7,386
*SATS ASA	11,792	12,603
ΩScatec ASA	59,249	298,586
Schibsted ASA, Class A	9,273	185,266
Schibsted ASA, Class B	11,160	206,783
*Self Storage Group ASA	3,180	11,301
#Selvaag Bolig ASA	19,595	46,656
*ΩShelf Drilling, Ltd.	99,016	265,007
*Siem Offshore, Inc.	28,313	64,626
#*SmartCraft ASA	5,706	10,879
#*Solstad Offshore ASA	23,029	48,854
Sparebank 1 Oestlandet	7,598	84,334
SpareBank 1 Sorost-Norge	4,185	22,252
SpareBank 1 SR-Bank ASA	56,107	608,696
Sparebanken More	2,541	17,452
Stolt-Nielsen, Ltd.	14,968	492,382
Storebrand ASA	150,158	1,251,888
Subsea 7 SA	79,170	1,037,487
Telenor ASA	14,944	152,694
TGS ASA	39,241	534,608
TOMRA Systems ASA	23,304	184,192
#Var Energi ASA	105,191	354,318
Veidekke ASA	49,793	429,661
*Volue ASA	6,582	11,041
Wallenius Wilhelmsen ASA	22,907	192,230
Yara International ASA	33,722	1,101,759
*Zaptec ASA	3,719	6,858

TOTAL NORWAY		36,291,171

PERU — (0.0%)
Cementos Pacasmayo SAA, ADR	4,565	22,825
Credicorp, Ltd.	3,859	482,221
Intercorp Financial Services, Inc.	294	5,521

TOTAL PERU		510,567

PHILIPPINES — (0.2%)
Aboitiz Equity Ventures, Inc.	252,080	203,477
Aboitiz Power Corp.	176,000	111,512
ACEN Corp.	1,240,676	115,890
Alliance Global Group, Inc.	1,543,800	288,408
Apex Mining Co., Inc.	1,212,000	55,110
*Atlas Consolidated Mining & Development Corp.	277,700	15,172
Ayala Corp.	18,745	200,037
Ayala Land, Inc.	669,000	328,369
Bank of the Philippine Islands	308,377	546,209

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
BDO Unibank, Inc.	741,183	$1,665,506
Belle Corp.	909,800	18,921
*Bloomberry Resorts Corp.	1,846,100	296,404
*Cebu Air, Inc.	74,220	43,166
Cebu Landmasters, Inc.	478,033	21,315
Century Pacific Food, Inc.	611,700	301,861
China Banking Corp.	277,867	148,140
*Converge Information and Communications Technology Solutions, Inc.	793,600	117,068
D&L Industries, Inc.	631,600	71,242
*DITO CME Holdings Corp.	868,000	43,293
DMCI Holdings, Inc.	2,220,150	358,808
DoubleDragon Corp.	126,160	15,120
East West Banking Corp.	261,350	40,718
Emperador, Inc.	507,900	186,188
Filinvest Land, Inc.	2,767,000	29,747
First Gen Corp.	101,100	32,215
Ginebra San Miguel, Inc.	17,340	51,892
Global Ferronickel Holdings, Inc.	859,820	38,945
Globe Telecom, Inc.	9,452	293,188
GT Capital Holdings, Inc.	56,020	542,034
*»Holcim Philippines, Inc.	119,600	11,235
*Integrated Micro-Electronics, Inc.	310,479	19,097
International Container Terminal Services, Inc.	183,870	652,003
JG Summit Holdings, Inc.	258,650	167,525
Jollibee Foods Corp.	107,620	388,828
Keepers Holdings, Inc. (The)	762,000	18,533
LT Group, Inc.	441,700	68,894
Manila Electric Co.	17,040	106,612
Manila Water Co., Inc.	313,200	93,397
Megaworld Corp.	4,866,500	169,821
Metropolitan Bank & Trust Co.	582,451	536,873
*ΩMonde Nissin Corp.	88,700	12,819
Nickel Asia Corp.	1,859,760	178,634
Petron Corp.	1,598,000	92,095
Philex Mining Corp.	680,300	34,890
*Philippine National Bank	24,873	8,180
Philippine Stock Exchange, Inc. (The)	312	929
*Phoenix Petroleum Philippines, Inc.	115,600	12,204
PLDT, Inc.	15,755	335,981
PLDT, Inc., Sponsored ADR	9,662	210,825
*»PNB Holdings Corp.	24,721	32,965
Premium Leisure Corp.	2,953,000	30,706
Puregold Price Club, Inc.	574,000	274,152
RFM Corp.	137,000	7,220
Rizal Commercial Banking Corp.	104,967	43,289
Robinsons Land Corp.	1,047,378	257,322
Robinsons Retail Holdings, Inc.	250,430	180,959
San Miguel Corp.	134,280	248,728
San Miguel Food and Beverage, Inc.	124,130	111,354
Security Bank Corp.	185,284	251,443
Semirara Mining & Power Corp.	443,340	226,592
*Shell Pilipinas Corp.	125,930	28,409
SM Investments Corp.	5,105	72,067
SM Prime Holdings, Inc.	364,025	192,470
Synergy Grid & Development Phils, Inc.	519,200	67,714
*Top Frontier Investment Holdings, Inc.	3,465	5,802
Union Bank of the Philippines	164,904	172,926
Universal Robina Corp.	69,610	134,092

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
Vista Land & Lifescapes, Inc.	1,668,000	$47,036
Wilcon Depot, Inc.	749,300	261,476

TOTAL PHILIPPINES		11,946,052

POLAND — (0.4%)
*11 bit studios SA	385	55,639
AB SA	1,925	30,515
#*Action SA	10,611	46,332
*Agora SA	8,317	18,316
*Alior Bank SA	87,096	1,367,825
*ΩAllegro.eu SA	5,853	41,877
*Amica SA	3,544	59,796
*AmRest Holdings SE	47,344	299,973
Apator SA	5,895	20,704
#Arctic Paper SA	15,538	65,485
ASBISc Enterprises PLC	33,382	227,986
Asseco Poland SA	39,583	723,747
Auto Partner SA	35,045	198,344
Bank Handlowy w Warszawie SA	12,726	260,620
*Bank Millennium SA	412,692	716,874
*Bank Ochrony Srodowiska SA	31,286	68,823
Bank Polska Kasa Opieki SA	24,162	732,199
Benefit Systems SA	1,048	443,920
Boryszew SA	54,851	78,358
#Budimex SA	4,977	555,100
Bumech SA	1,827	12,018
#*CCC SA	29,673	280,253
#CD Projekt SA	12,960	322,924
Celon Pharma SA	9,568	34,467
#*CI Games SA	46,405	32,871
#Cognor Holding SA	117,309	231,333
ComArch SA	886	31,538
Creepy Jar SA	97	14,340
Cyber Folks SA	2,175	39,639
*Cyfrowy Polsat SA	64,245	199,946
Develia SA	121,212	142,239
*ΩDino Polska SA	5,095	481,812
Dom Development SA	3,432	127,539
Echo Investment SA	1,495	1,525
*Enea SA	122,714	212,435
Erbud SA	1,518	13,977
Eurocash SA	52,270	173,655
*Fabryki Mebli Forte SA	1,825	8,142
Globe Trade Centre SA	18,382	22,945
*Grenevia SA	122,367	87,114
*Grupa Azoty SA	6,057	31,622
Grupa Kety SA	6,173	1,040,064
*ING Bank Slaski SA	2,804	145,390
Inter Cars SA	3,045	411,877
KGHM Polska Miedz SA	40,406	1,076,311
LPP SA	231	743,322
Lubelski Wegiel Bogdanka SA	5,387	47,044
*mBank SA	4,307	531,272
Mirbud SA	41,307	76,262
Mo-BRUK SA	1,684	111,894
Neuca SA	813	146,626
*NEWAG SA	1,769	8,732
Orange Polska SA	115,867	214,577
ORLEN SA	169,981	2,682,424

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
*PGE Polska Grupa Energetyczna SA	277,597	$480,755
*PKP Cargo SA	20,304	74,008
PlayWay SA	645	52,806
*Polimex-Mostostal SA	63,731	65,939
*Powszechna Kasa Oszczednosci Bank Polski SA	43,350	447,696
Powszechny Zaklad Ubezpieczen SA	84,548	955,228
*Santander Bank Polska SA	2,212	239,572
*Selvita SA	1,196	17,795
Synektik SA	2,153	32,085
*Tauron Polska Energia SA	364,709	320,137
TEN Square Games SA	2,362	44,645
Text SA	9,893	266,223
#Tim SA	5,590	63,541
*Torpol SA	8,084	39,422
#Unimot SA	1,691	40,208
#Votum SA	6,160	62,711
VRG SA	23,900	17,355
Warsaw Stock Exchange	11,142	103,382
Wawel SA	20	3,370
Wirtualna Polska Holding SA	6,723	171,346
*Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	3,303	33,704
#*Zespol Elektrowni Patnow Adamow Konin SA	10,461	48,656

TOTAL POLAND		19,331,146

PORTUGAL — (0.2%)
Altri SGPS SA	42,109	203,319
*Banco Comercial Portugues SA, Class R	4,500,269	1,377,570
Corticeira Amorim SGPS SA	3,424	33,188
CTT-Correios de Portugal SA	59,402	226,351
EDP—Energias de Portugal SA	227,444	954,425
EDP Renovaveis SA	40,434	649,204
Galp Energia SGPS SA	316,252	4,750,115
#*Greenvolt-Energias Renovaveis SA	16,198	108,037
Ibersol SGPS SA	8,440	59,772
Jeronimo Martins SGPS SA	50,801	1,169,518
Mota-Engil SGPS SA	35,313	114,591
Navigator Co. SA (The)	146,769	583,309
NOS SGPS SA	182,966	667,989
REN—Redes Energeticas Nacionais SGPS SA	135,684	352,809
Sonae SGPS SA	490,212	481,367

TOTAL PORTUGAL		11,731,564

QATAR — (0.3%)
Aamal Co.	1,189,953	268,320
Al Khaleej Takaful Group QSC	116,831	97,193
Al Meera Consumer Goods Co. QSC	56,053	198,287
*Baladna	599,641	184,619
Barwa Real Estate Co.	1,261,436	876,527
Commercial Bank PSQC (The)	408,293	574,817
Doha Bank QPSC	1,364,677	567,835
Doha Insurance Co. QSC	74,984	47,141
*Estithmar Holding QPSC	191,210	106,082
Gulf International Services QSC	887,700	668,030
Gulf Warehousing Co.	189,320	154,066
Industries Qatar QSC	208,863	700,990
*Lesha Bank LLC	608,838	230,425
Mannai Corp. QSC	126,730	130,942
Masraf Al Rayan QSC	1,836,906	1,059,462
*Mazaya Real Estate Development QPSC	584,958	96,395

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
QATAR — (Continued)
Medicare Group	82,383	$121,957
Mesaieed Petrochemical Holding Co.	466,875	203,881
Ooredoo QPSC	485,133	1,317,760
Qatar Aluminum Manufacturing Co.	1,807,065	614,432
Qatar Electricity & Water Co. QSC	83,116	377,572
Qatar Fuel QSC	152,558	622,215
Qatar Gas Transport Co., Ltd.	1,234,274	1,193,256
Qatar Industrial Manufacturing Co. QSC	140,158	115,483
*Qatar Insurance Co. SAQ	587,752	397,754
Qatar International Islamic Bank QSC	201,443	511,768
Qatar Islamic Bank SAQ	111,085	530,865
Qatar Islamic Insurance Group	8,488	20,328
Qatar National Bank QPSC	630,894	2,580,064
Qatar National Cement Co. QSC	186,782	180,318
*Salam International Investment, Ltd. QSC	813,430	133,152
United Development Co. QSC	1,647,148	440,174
Vodafone Qatar QSC	1,548,871	757,207

TOTAL QATAR		16,079,317

RUSSIAN FEDERATION — (0.0%)
*<»Gazprom PJSC, ADR	194,715	—
*<»LUKOIL PJSC, ADR	24,689	—
*<»Magnitogorsk Iron & Steel Works PJSC, GDR	42,197	—
*<»Mechel PJSC, ADR	19,960	—
*<»MMC Norilsk Nickel PJSC, ADR	29,960	—
*<»Mobile TeleSystems PJSC, Sponsored ADR	67,757	—
*<»Novatek PJSC, GDR	568	—
*<»Novolipetsk Steel PJSC, GDR	21,855	—
*<»PhosAgro PJSC, GDR	20,578	—
*<»Polyus PJSC, Class G, GDR	80	—
*<»Rosneft Oil Co. PJSC, GDR	4,164	—
*<»Rostelecom PJSC, ADR	19,563	—
*<»RusHydro PJSC, ADR	237,510	—
*<»Sberbank of Russia PJSC, ADR	64,074	—
*<»Sberbank of Russia PJSC, Sponsored ADR	34,093	—
*<»Severstal PAO, GDR	16,777	—
*<»Severstal PAO, Sponsored GDR	4,738	—
*<»Tatneft PJSC, ADR	36,783	—
*<»VTB Bank PJSC, GDR	499,471	—

TOTAL RUSSIAN FEDERATION		—

SAUDI ARABIA — (1.1%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	20,078	10,704
Abdullah Al Othaim Markets Co.	172,270	597,866
Abdullah Saad Mohammed Abo Moati Stationaries Co.	3,658	23,694
ACWA Power Co.	3,182	192,535
Advanced Petrochemical Co.	41,822	415,812
*Al Alamiya for Cooperative Insurance Co.	5,354	22,377
Al Babtain Power & Telecommunication Co.	17,797	88,330
Al Hammadi Holding	18,793	270,504
*Al Hassan Ghazi Ibrahim Shaker Co.	11,163	60,582
Al Jouf Agricultural Development Co.	3,960	46,339
*Al Jouf Cement Co.	25,643	79,152
*Al Khaleej Training and Education Co.	11,856	61,498
Al Masane Al Kobra Mining Co.	5,625	79,016
Al Moammar Information Systems Co.	6,790	246,146
Al Rajhi Bank	264,527	4,731,251
*Al Rajhi Co. for Co-operative Insurance	6,936	275,103
*Al Yamamah Steel Industries Co.	3,735	20,907

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
*AlAbdullatif Industrial Investment Co.	10,003	$38,342
Alandalus Property Co.	10,725	60,149
Alaseel Co.	22,340	25,486
Aldrees Petroleum and Transport Services Co.	18,081	566,778
*Al-Etihad Cooperative Insurance Co.	10,291	54,807
Alinma Bank	122,825	1,077,125
*AlJazira Takaful Ta’awuni Co.	12,254	46,839
*Allianz Saudi Fransi Cooperative Insurance Co.	9,587	41,041
Almarai Co. JSC	31,430	468,317
Almunajem Foods Co.	7,107	117,831
*Alujain Corp.	5,321	53,613
Arab National Bank	197,796	1,252,701
Arabian Cement Co.	23,199	192,624
Arabian Centres Co., Ltd.	34,789	186,019
Arabian Contracting Services Co.	8,325	447,805
Arabian Internet & Communications Services Co.	5,551	462,830
*Arabian Pipes Co.	2,240	57,439
*Arabian Shield Cooperative Insurance Co.	25,704	125,656
Arriyadh Development Co.	31,399	167,390
Astra Industrial Group	25,284	613,297
Ataa Educational Co.	2,905	47,622
Baazeem Trading Co.	1,445	21,762
Bank AlBilad	101,183	1,003,307
*Bank Al-Jazira	282,193	1,230,589
Banque Saudi Fransi	83,399	796,954
Basic Chemical Industries, Ltd.	5,420	43,197
*Batic Investments and Logistic Co.	86,980	42,660
Bawan Co.	12,761	109,528
Bupa Arabia for Cooperative Insurance Co.	12,805	727,014
*Buruj Cooperative Insurance Co.	4,309	22,007
City Cement Co.	29,635	137,448
Co. for Cooperative Insurance (The)	27,846	896,630
Dallah Healthcare Co.	10,544	415,959
*Dar Al Arkan Real Estate Development Co.	721,446	2,903,784
Dr Sulaiman Al Habib Medical Services Group Co., Class H	10,435	700,933
*Dur Hospitality Co.	19,832	125,496
Eastern Province Cement Co.	18,400	181,224
Electrical Industries Co.	209,800	117,438
*Emaar Economic City	163,445	318,908
Etihad Etisalat Co.	294,902	3,623,782
*Fawaz Abdulaziz Al Hokair & Co.	17,564	90,826
*Gulf General Cooperative Insurance Co.	3,750	7,177
Gulf Insurance Group	10,630	83,162
Hail Cement Co.	17,472	53,092
*Halwani Brothers Co.	4,474	52,472
Herfy Food Services Co.	5,065	40,368
Jarir Marketing Co.	137,415	530,379
*Jazan Energy and Development Co.	13,313	45,990
L’Azurde Co. for Jewelry	16,452	53,501
Leejam Sports Co. JSC	11,599	474,892
Maharah Human Resources Co.	9,488	163,377
*Malath Cooperative Insurance Co.	10,359	50,199
*Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)	20,662	73,360
*Methanol Chemicals Co.	18,778	92,599
*Middle East Healthcare Co.	25,922	476,761
Middle East Paper Co.	85,658	625,607
*Middle East Specialized Cables Co.	3,417	14,573
Mobile Telecommunications Co.	294,491	1,083,265

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Mouwasat Medical Services Co.	22,816	$608,167
Najran Cement Co.	39,540	112,351
*Nama Chemicals Co.	2,845	22,788
*National Agriculture Development Co. (The)	25,821	314,882
National Co. for Glass Industries (The)	5,965	49,449
National Co. for Learning & Education	745	19,580
National Gas & Industrialization Co.	9,324	144,149
*National Gypsum	2,553	13,705
*National Industrialization Co.	201,548	624,264
National Medical Care Co.	11,148	364,310
Northern Region Cement Co.	40,164	109,628
Qassim Cement Co. (The)	16,517	276,487
*Rabigh Refining & Petrochemical Co.	206,421	554,623
Riyad Bank	346,296	2,450,730
SABIC Agri-Nutrients Co.	39,039	1,392,317
Sahara International Petrochemical Co.	229,520	1,973,030
Saudi Airlines Catering Co.	21,054	585,894
*Saudi Arabian Mining Co.	121,119	1,162,246
ΩSaudi Arabian Oil Co.	190,862	1,694,132
Saudi Automotive Services Co.	11,420	173,510
Saudi Awwal Bank	123,935	1,105,029
Saudi Basic Industries Corp.	92,464	1,897,784
Saudi Cement Co.	29,772	394,410
Saudi Ceramic Co.	36,851	233,781
Saudi Chemical Co. Holding	192,650	205,406
Saudi Electricity Co.	53,847	255,485
*Saudi Ground Services Co.	25,556	198,571
Saudi Industrial Investment Group	158,115	1,009,819
Saudi Industrial Services Co.	30,564	204,895
Saudi Investment Bank (The)	66,189	259,350
*Saudi Kayan Petrochemical Co.	594,302	1,676,009
Saudi Marketing Co.	5,615	29,934
Saudi National Bank (The)	265,333	2,372,834
*Saudi Paper Manufacturing Co.	4,298	41,988
*Saudi Pharmaceutical Industries & Medical Appliances Corp.	20,138	159,425
*Saudi Printing & Packaging Co.	10,200	38,009
*Saudi Public Transport Co.	15,912	68,795
*Saudi Real Estate Co.	60,031	191,377
*Saudi Reinsurance Co.	16,970	77,893
*Saudi Research & Media Group	7,365	276,806
Saudi Telecom Co.	261,179	2,673,332
Saudia Dairy & Foodstuff Co.	5,962	476,757
Savola Group (The)	102,315	992,714
*Seera Group Holding	91,814	577,570
*Sinad Holding Co.	28,188	76,639
Southern Province Cement Co.	18,442	200,072
*Tabuk Cement Co.	17,482	67,755
*Takween Advanced Industries Co.	6,043	21,198
Theeb Rent A Car Co.	3,728	60,616
*Umm Al-Qura Cement Co.	11,747	46,968
United Electronics Co.	19,274	411,517
United International Transportation Co.	33,965	608,393
United Wire Factories Co.	2,941	19,144
*Walaa Cooperative Insurance Co.	11,089	51,549
Yamama Cement Co.	48,069	371,575
Yanbu Cement Co.	25,168	216,352
Yanbu National Petrochemical Co.	64,328	649,007
Zahrat Al Waha For Trading Co.	3,201	27,261

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
*Zamil Industrial Investment Co.	10,654	$56,854

TOTAL SAUDI ARABIA		61,704,862

SINGAPORE — (0.7%)
AEM Holdings, Ltd.	160,400	405,083
Amara Holdings, Ltd.	25,000	8,029
*Aspen Group Holdings, Ltd.	10,921	155
*Avarga, Ltd.	188,400	24,134
Aztech Global, Ltd.	140,800	92,493
*Banyan Tree Holdings, Ltd.	205,300	57,692
*Best World International, Ltd.	57,900	71,421
Bonvests Holdings, Ltd.	22,000	16,861
BRC Asia, Ltd.	30,400	35,724
Bukit Sembawang Estates, Ltd.	56,100	148,230
Bund Center Investment, Ltd.	64,750	19,850
CapitaLand Investment, Ltd.	251,000	538,623
Centurion Corp., Ltd.	57,200	16,074
China Aviation Oil Singapore Corp., Ltd.	132,800	78,029
China Sunsine Chemical Holdings, Ltd.	230,000	67,151
City Developments, Ltd.	400,900	1,849,340
Civmec, Ltd.	153,700	88,627
ComfortDelGro Corp., Ltd.	639,700	616,331
*COSCO SHIPPING International Singapore Co., Ltd.	840,300	71,760
CSE Global, Ltd.	278,260	83,272
DBS Group Holdings, Ltd.	236,674	5,674,786
Del Monte Pacific, Ltd.	252,659	29,875
Delfi, Ltd.	175,100	157,201
DFI Retail Group Holdings, Ltd.	152,000	323,760
Dyna-Mac Holdings, Ltd.	264,100	59,758
*<»Ezion Holdings, Ltd.	1,747,154	—
#*<»Ezra Holdings, Ltd.	767,465	—
Far East Orchard, Ltd.	57,339	42,689
First Resources, Ltd.	482,400	531,677
Food Empire Holdings, Ltd.	131,300	105,420
Frasers Property, Ltd.	203,300	112,775
#Frencken Group, Ltd.	380,000	288,457
Fu Yu Corp., Ltd.	231,600	19,947
*Gallant Venture, Ltd.	282,900	26,947
Genting Singapore, Ltd.	1,119,600	702,789
Geo Energy Resources, Ltd.	752,700	162,072
Golden Agri-Resources, Ltd.	4,794,800	944,926
Great Eastern Holdings, Ltd.	10,600	133,617
GuocoLand, Ltd.	141,066	155,476
Hiap Hoe, Ltd.	39,000	18,361
Ho Bee Land, Ltd.	93,300	123,260
Hong Fok Corp., Ltd.	212,420	134,890
Hong Leong Asia, Ltd.	146,400	66,786
Hongkong Land Holdings, Ltd.	163,900	519,563
Hotel Grand Central, Ltd.	42,775	24,821
#Hour Glass, Ltd. (The)	125,000	150,542
HRnetgroup, Ltd.	40,200	20,246
Hutchison Port Holdings Trust, Class U	1,481,400	232,580
*<»Hyflux, Ltd.	291,500	—
iFAST Corp., Ltd.	63,200	304,456
Japfa, Ltd.	369,240	50,129
Keppel Corp., Ltd.	200,100	906,989
Keppel Infrastructure Trust	1,537,415	493,750
Keppel REIT	40,020	23,222
KSH Holdings, Ltd.	66,000	14,452

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Low Keng Huat Singapore, Ltd.	66,000	$17,824
Mandarin Oriental International, Ltd.	28,400	42,600
*Marco Polo Marine, Ltd.	343,100	12,772
Micro-Mechanics Holdings, Ltd.	6,500	8,540
*<»Midas Holdings, Ltd.	550,500	—
NETLINK NBN TRUST	845,500	512,219
*Oceanus Group, Ltd.	2,196,800	16,034
Olam Group, Ltd.	180,205	130,216
OUE, Ltd.	179,700	135,098
Oversea-Chinese Banking Corp., Ltd.	221,926	2,053,956
Oxley Holdings, Ltd.	474,847	34,659
Pan-United Corp., Ltd.	53,750	14,516
Propnex, Ltd.	137,900	81,026
Q&M Dental Group Singapore, Ltd.	112,920	18,545
QAF, Ltd.	158,907	94,529
*Raffles Education, Ltd.	143,481	5,550
Raffles Medical Group, Ltd.	494,311	429,349
*RH PetroGas, Ltd.	112,300	15,492
Riverstone Holdings, Ltd.	309,300	133,197
*SATS, Ltd.	78,678	141,271
SBS Transit, Ltd.	22,300	40,366
*Seatrium, Ltd.	13,305,615	1,087,718
Sembcorp Industries, Ltd.	646,100	2,164,592
Sheng Siong Group, Ltd.	400,300	452,878
SIA Engineering Co., Ltd.	38,200	63,850
Silverlake Axis, Ltd.	259,700	51,180
Sinarmas Land, Ltd.	520,200	65,307
Sing Holdings, Ltd.	16,000	3,854
Singapore Airlines, Ltd.	528,150	2,355,386
Singapore Exchange, Ltd.	315,400	2,180,094
Singapore Land Group, Ltd.	87,713	126,763
Singapore Technologies Engineering, Ltd.	258,700	709,983
Singapore Telecommunications, Ltd.	212,800	369,668
Stamford Land Corp., Ltd.	289,179	78,096
StarHub, Ltd.	102,300	76,909
*<»Swiber Holdings, Ltd.	105,749	—
Tai Sin Electric, Ltd.	55,856	16,308
#Thomson Medical Group, Ltd.	1,592,500	62,768
Tuan Sing Holdings, Ltd.	254,318	50,119
UMS Holdings, Ltd.	362,250	330,508
United Overseas Bank, Ltd.	155,692	3,070,543
UOB-Kay Hian Holdings, Ltd.	175,275	167,593
UOL Group, Ltd.	154,555	665,578
Valuetronics Holdings, Ltd.	25,900	9,546
Venture Corp., Ltd.	132,700	1,133,236
Vicom, Ltd.	18,400	17,325
Wee Hur Holdings, Ltd.	112,500	14,452
Wilmar International, Ltd.	1,038,700	2,699,005
Wing Tai Holdings, Ltd.	211,800	208,700

TOTAL SINGAPORE		39,014,816

SOUTH AFRICA — (1.0%)
Absa Group, Ltd.	167,932	1,522,119
Adcock Ingram Holdings, Ltd.	9,694	27,996
Advtech, Ltd.	421,369	476,956
AECI, Ltd.	119,495	703,767
African Rainbow Minerals, Ltd.	30,154	247,030
Afrimat, Ltd.	60,242	166,842
Alexander Forbes Group Holdings, Ltd.	210,757	71,950

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Altron, Ltd., Class A	61,028	$27,801
Anglo American Platinum, Ltd.	8,787	292,480
*Anglogold Ashanti PLC	36,658	673,641
#*Anglogold Ashanti PLC	60,693	1,082,763
Aspen Pharmacare Holdings, Ltd.	170,704	1,541,507
Astral Foods, Ltd.	18,114	141,119
*Aveng, Ltd.	19,193	6,040
AVI, Ltd.	244,146	906,550
Barloworld, Ltd.	144,126	602,662
Bid Corp., Ltd.	32,862	693,091
Bidvest Group, Ltd. (The)	109,563	1,541,792
Capitec Bank Holdings, Ltd.	8,562	755,814
Cashbuild, Ltd.	9,889	81,230
City Lodge Hotels, Ltd.	247,318	55,276
Clicks Group, Ltd.	97,680	1,431,001
Coronation Fund Managers, Ltd.	220,624	355,528
Curro Holdings, Ltd.	107,180	58,030
DataTec, Ltd.	146,838	276,101
ΩDis-Chem Pharmacies, Ltd.	278,913	363,168
Discovery, Ltd.	112,942	774,639
DRDGOLD, Ltd.	83,033	72,727
*EOH Holdings, Ltd.	61,106	4,563
Exxaro Resources, Ltd.	116,072	1,157,568
Famous Brands, Ltd.	28,074	85,988
FirstRand, Ltd.	868,849	2,847,515
Foschini Group, Ltd. (The)	253,750	1,363,167
Gold Fields, Ltd.	2,977	39,457
#Gold Fields, Ltd., Sponsored ADR	568,576	7,402,859
Grindrod, Ltd.	615,010	355,945
Harmony Gold Mining Co., Ltd.	14,209	65,463
Harmony Gold Mining Co., Ltd., Sponsored ADR	411,695	1,848,511
Hudaco Industries, Ltd.	19,536	160,899
Impala Platinum Holdings, Ltd.	237,507	984,138
Investec, Ltd.	113,210	615,783
Invicta Holdings, Ltd.	5,204	7,498
Italtile, Ltd.	186,669	114,509
JSE, Ltd.	53,224	251,259
*KAP, Ltd.	1,039,280	123,625
Kumba Iron Ore, Ltd.	15,191	400,153
Lewis Group, Ltd.	39,079	80,881
Life Healthcare Group Holdings, Ltd.	796,867	789,348
Merafe Resources, Ltd.	1,032,835	64,460
*Metair Investments, Ltd.	98,252	77,357
MiX Telematics, Ltd., Sponsored ADR	7,590	38,557
Momentum Metropolitan Holdings	635,419	710,770
Motus Holdings, Ltd.	141,938	700,495
Mpact, Ltd.	74,949	111,982
Mr Price Group, Ltd.	13,970	100,384
MTN Group, Ltd.	487,799	2,367,322
*MultiChoice Group	20,970	78,088
Nedbank Group, Ltd.	147,510	1,578,185
NEPI Rockcastle NV	25,542	137,146
Netcare, Ltd.	679,485	467,925
Northam Platinum Holdings, Ltd.	122,047	732,338
Oceana Group, Ltd.	30,583	112,890
Old Mutual, Ltd.	1,970,467	1,245,541
Omnia Holdings, Ltd.	156,184	482,126
OUTsurance Group, Ltd.	18,063	38,849

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
ΩPepkor Holdings, Ltd.	617,366	$559,838
Pick n Pay Stores, Ltd.	124,373	165,858
*PPC, Ltd.	190,667	28,376
PSG Financial Services, Ltd.	342,259	263,994
Raubex Group, Ltd.	126,361	164,600
*RCL Foods, Ltd.	37,465	16,387
Reunert, Ltd.	101,585	318,027
RFG Holdings, Ltd.	35,527	19,899
Sanlam, Ltd.	409,528	1,428,015
Santam, Ltd.	20,065	292,291
Sappi, Ltd.	119,713	250,385
Sasol, Ltd.	44,652	562,541
Shoprite Holdings, Ltd.	116,177	1,480,061
Sibanye Stillwater, Ltd.	1,442,868	1,839,480
#Sibanye Stillwater, Ltd., ADR	50,409	256,078
*Southern Sun, Ltd.	160,861	39,986
SPAR Group, Ltd. (The)	42,209	253,296
Spur Corp., Ltd.	32,726	47,133
Stadio Holdings, Ltd.	76,786	18,882
Standard Bank Group, Ltd.	245,942	2,399,348
Sun International, Ltd.	158,946	317,945
Super Group, Ltd.	402,465	682,264
*Telkom SA SOC, Ltd.	106,139	123,708
Thungela Resources, Ltd.	59,137	524,719
Truworths International, Ltd.	288,197	1,160,665
Tsogo Sun, Ltd.	217,678	140,034
Vodacom Group, Ltd.	20,790	112,518
*Wilson Bayly Holmes-Ovcon, Ltd.	27,465	173,197
Woolworths Holdings, Ltd.	397,206	1,470,223
*Zeda, Ltd.	54,712	31,373

TOTAL SOUTH AFRICA		57,834,285

SPAIN — (1.6%)
Acciona SA	15,594	1,961,468
Acerinox SA	104,104	1,012,133
ACS Actividades de Construccion y Servicios SA	73,041	2,638,083
ΩAedas Homes SA	4,350	69,337
ΩAena SME SA	11,688	1,689,446
Almirall SA	32,832	298,104
Amadeus IT Group SA	71,267	4,054,235
#*Amper SA	310,784	33,507
Applus Services SA	87,693	922,284
Atresmedia Corp. de Medios de Comunicacion SA	67,821	253,629
Azkoyen SA	5,887	35,842
Banco Bilbao Vizcaya Argentaria SA	492,061	3,860,261
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	786,098	6,155,147
Banco de Sabadell SA	4,274,188	5,290,385
Banco Santander SA	1,497,884	5,487,613
Banco Santander SA, Sponsored ADR	382,537	1,388,609
Bankinter SA	423,343	2,667,848
CaixaBank SA	695,144	2,817,843
*<»Caja de Ahorros del Mediterraneo	4,397	—
ΩCellnex Telecom SA	22,766	667,047
Cia de Distribucion Integral Logista Holdings SA	37,214	911,794
CIE Automotive SA	28,216	717,576
Construcciones y Auxiliar de Ferrocarriles SA	11,786	351,311
*Distribuidora Internacional de Alimentacion SA	7,130,447	91,950
Ebro Foods SA	30,974	526,453
*eDreams ODIGEO SA	21,208	135,847

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
Elecnor SA	17,850	$299,994
Enagas SA	140,892	2,352,246
#Ence Energia y Celulosa SA	93,292	278,277
Endesa SA	51,636	969,604
Ercros SA	51,721	159,088
Faes Farma SA	208,641	653,884
Ferrovial SE	56,376	1,694,730
Fluidra SA	52,783	927,261
#Fomento de Construcciones y Contratas SA	30,649	388,754
ΩGestamp Automocion SA	150,512	552,367
ΩGlobal Dominion Access SA	41,303	134,028
*Grifols SA	82,026	917,739
Grupo Catalana Occidente SA	16,705	534,132
Grupo Empresarial San Jose SA	7,310	27,584
Iberdrola SA	465,189	5,162,919
Iberpapel Gestion SA	2,653	45,148
Indra Sistemas SA	80,978	1,134,122
Industria de Diseno Textil SA	92,380	3,178,379
Laboratorios Farmaceuticos Rovi SA	13,521	721,019
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	210,927	181,482
Mapfre SA	457,650	949,094
*Melia Hotels International SA	32,525	180,318
Miquel y Costas & Miquel SA	12,723	144,434
Naturgy Energy Group SA	22,950	647,695
ΩNeinor Homes SA	12,680	130,543
*Obrascon Huarte Lain SA	135,255	55,470
Prim SA	2,407	26,587
*Promotora de Informaciones SA, Class A	29,645	10,716
ΩProsegur Cash SA	148,992	80,947
Prosegur Cia de Seguridad SA	40,629	60,638
Realia Business SA	55,988	62,435
Redeia Corp. SA	98,495	1,530,932
Repsol SA	625,114	9,134,843
Repsol SA, Sponsored ADR	41,900	612,159
Sacyr SA	250,257	721,089
*Solaria Energia y Medio Ambiente SA	35,028	523,900
ΩTalgo SA	23,178	87,830
Telefonica SA	1,719,020	6,624,824
#Telefonica SA, Sponsored ADR	111,179	425,816
Tubacex SA	58,600	174,053
ΩUnicaja Banco SA	494,569	513,352
Vidrala SA	8,465	627,223
Viscofan SA	21,189	1,222,869

TOTAL SPAIN		88,898,276

SWEDEN — (1.7%)
AAK AB	16,214	307,659
ΩAcadeMedia AB	67,769	280,474
AddLife AB, Class B	14,189	92,327
Addnode Group AB	28,692	178,352
AddTech AB, B Shares	62,854	919,240
AFRY AB	46,561	487,587
Alfa Laval AB	19,575	631,788
ΩAlimak Group AB	26,410	155,066
Alleima AB	112,799	685,518
Alligo AB, Class B	12,372	97,004
ΩAmbea AB	48,252	179,056
*Annehem Fastigheter AB, Class B	21,544	29,696
#AQ Group AB	828	33,497

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Arise AB	8,458	$23,581
Arjo AB, Class B	103,897	346,489
Assa Abloy AB, Class B	37,131	789,304
Atlas Copco AB, Class A	384,512	4,962,711
Atlas Copco AB, Class B	129,371	1,447,986
Atrium Ljungberg AB, B Shares	9,002	138,100
*ΩAttendo AB	81,346	257,377
Avanza Bank Holding AB	43,941	739,387
Axfood AB	18,216	402,059
Beijer Alma AB, Class B	22,051	350,127
Beijer Ref AB	53,013	501,535
Bergman & Beving AB	12,025	161,013
*Besqab AB	3,099	6,879
*Betsson AB, Class B	202,495	2,033,532
*Better Collective A/S	6,391	154,446
*BHG Group AB	74,478	65,661
Bilia AB, A Shares	63,254	585,966
Billerud Aktiebolag	87,308	808,795
*ΩBioArctic AB	5,521	111,283
BioGaia AB, B Shares	34,020	303,276
Biotage AB	22,377	227,923
*Bjorn Borg AB	2,121	7,480
Boliden AB	98,894	2,529,298
ΩBravida Holding AB	27,612	172,256
Bufab AB	17,301	409,427
Bulten AB	6,216	34,661
*Byggfakta Group Nordic Holdco AB	3,626	8,714
*Byggmax Group AB	35,169	89,397
*Camurus AB	10,104	302,415
Castellum AB	28,290	269,793
Catella AB	15,449	33,877
Catena AB	5,750	189,906
*Cavotec SA	5,047	6,302
Clas Ohlson AB, B Shares	56,070	587,165
Cloetta AB, B Shares	134,907	216,017
Concentric AB	28,641	401,443
ΩCoor Service Management Holding AB	31,682	109,117
Corem Property Group AB, Class B	65,629	42,235
Corem Property Group AB, Class D	1,208	17,126
Dedicare AB, Class B	2,426	21,149
Dios Fastigheter AB	17,051	92,102
ΩDometic Group AB	237,054	1,457,632
*Doro AB	9,675	15,847
Eastnine AB	8,283	112,242
Elanders AB, Class B	5,709	42,667
*Electrolux AB, Class B	72,508	607,443
Electrolux Professional AB, Class B	71,631	288,892
Elekta AB, Class B	98,669	670,296
*ΩEltel AB	18,432	10,855
Ependion AB	9,700	89,945
Epiroc AB, Class A	60,764	997,990
Epiroc AB, Class B	38,078	527,240
Essity AB, Class A	2,390	54,655
Essity AB, Class B	55,468	1,262,504
ΩEvolution AB	16,236	1,441,421
Ework Group AB	3,724	37,931
Fabege AB	40,148	298,469
Fagerhult Group AB	24,209	122,208

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*Fastighets AB Balder, B Shares	34,272	$144,755
Fenix Outdoor International AG	1,526	90,418
*FormPipe Software AB	2,938	6,495
Fortnox AB	176,126	695,824
G5 Entertainment AB	3,508	45,339
GARO AB	9,072	26,471
Getinge AB, B Shares	25,831	463,322
Granges AB	75,324	723,397
*ΩGreen Landscaping Group AB	9,653	50,370
H & M Hennes & Mauritz AB, Class B	54,640	730,154
Hanza AB	13,242	82,965
Hemnet Group AB	29,109	504,662
Hexagon AB, Class B	66,816	542,415
Hexatronic Group AB	19,951	46,375
Hexpol AB	93,759	828,274
HMS Networks AB	15,191	501,986
Holmen AB, B Shares	19,680	741,040
Hufvudstaden AB, Class A	11,141	118,463
*Humana AB	21,275	53,984
Husqvarna AB, A Shares	12,851	82,816
Husqvarna AB, B Shares	141,917	915,827
Indutrade AB	54,226	956,859
#Instalco AB	15,277	42,634
*International Petroleum Corp.	78,158	826,166
*International Petroleum Corp.	2,124	22,169
Intrum AB	4,323	22,132
INVISIO AB	12,684	190,272
Inwido AB	43,125	439,639
JM AB	25,819	274,536
Kabe Group AB, Class B	658	15,754
*Karnov Group AB	39,661	173,942
#*K-fast Holding AB	6,359	7,627
Kindred Group PLC	165,484	1,351,700
KNOW IT AB	10,796	135,280
Lagercrantz Group AB, B Shares	83,618	761,140
Lifco AB, Class B	21,302	388,569
Lime Technologies AB	5,658	144,835
Lindab International AB	39,559	607,938
Loomis AB	88,276	2,286,572
Medicover AB, Class B	9,630	108,430
MEKO AB	2,945	23,670
*Millicom International Cellular SA	109,082	1,708,579
MIPS AB	10,711	263,158
*Modern Times Group MTG AB, Class B	45,676	365,280
Momentum Group AB	11,021	95,486
ΩMunters Group AB	42,291	514,034
Mycronic AB	31,065	678,430
NCAB Group AB	85,879	409,693
NCC AB, Class B	69,478	710,162
Nederman Holding AB	5,400	75,882
*Net Insight AB, Class B	97,523	33,902
New Wave Group AB, Class B	69,005	449,075
Nibe Industrier AB, Class B	31,590	181,465
Nilorngruppen AB, Class B	2,904	14,893
Nolato AB, Class B	130,629	576,408
Nordic Paper Holding AB	28,910	98,845
Nordic Waterproofing Holding AB	11,387	164,496
Nordnet AB (publ)	29,289	412,885

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*Note AB	8,388	$109,686
NP3 Fastigheter AB	7,192	95,849
Nyfosa AB	28,363	136,577
OEM International AB, Class B	36,877	239,297
Orron Energy AB	27,724	17,251
Peab AB, Class B	112,659	418,262
Platzer Fastigheter Holding AB, Class B	14,691	76,922
Prevas AB, B Shares	2,774	23,091
Pricer AB, Class B	73,244	42,743
Proact IT Group AB	17,259	119,718
*RaySearch Laboratories AB	5,075	37,792
Rejlers AB	5,260	55,083
ΩResurs Holding AB	93,800	182,518
Rottneros AB	45,215	47,754
Saab AB, Class B	18,447	944,421
Sagax AB, Class B	15,490	279,364
#Samhallsbyggnadsbolaget i Norden AB	198,108	57,370
Sandvik AB	182,008	3,088,678
Scandi Standard AB	34,339	171,501
*ΩScandic Hotels Group AB	262,973	883,822
*Sdiptech AB	5,176	101,272
*Sectra AB, Class B	37,716	407,115
Securitas AB, Class B	83,198	664,681
*Sedana Medical AB	17,637	32,993
*Sensys Gatso Group AB	3,315	17,897
#*»Serneke Group AB	2,060	5,209
*ΩSinch AB	381,703	601,424
*Sivers Semiconductors AB	19,776	10,877
Skandinaviska Enskilda Banken AB, Class A	141,488	1,574,108
Skandinaviska Enskilda Banken AB, Class C	1,689	19,380
Skanska AB, Class B	74,185	1,111,183
SKF AB, B Shares	119,319	1,923,389
SKF AB, Class A	6,504	104,901
SkiStar AB	24,274	230,299
Solid Forsakring AB	9,558	49,789
SSAB AB, Class A	104,409	624,623
SSAB AB, Class B	458,207	2,654,263
*Stillfront Group AB	127,353	131,483
Storskogen Group AB, Class B	769,591	453,655
Svedbergs i Dalstorp AB, Class B	1,798	4,506
Svenska Cellulosa AB SCA, Class A	5,089	69,416
Svenska Cellulosa AB SCA, Class B	81,266	1,112,506
Svenska Handelsbanken AB, Class A	103,526	880,272
#Svenska Handelsbanken AB, Class B	2,965	30,519
Sweco AB, Class B	59,184	542,965
Swedbank AB, Class A	61,415	1,004,560
*Swedish Orphan Biovitrum AB	23,170	475,733
Synsam AB	36,176	111,060
Systemair AB	39,026	213,771
Tele2 AB, B Shares	110,559	783,130
Telefonaktiebolaget LM Ericsson, Class A	8,413	39,307
Telefonaktiebolaget LM Ericsson, Class B	208,060	931,299
Telia Co. AB	407,621	861,383
*Tethys Oil AB	24,146	123,144
*TF Bank AB	2,780	34,984
ΩThule Group AB	31,481	713,719
*Tobii AB	24,196	22,263
Trelleborg AB, Class B	66,115	1,666,389

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Troax Group AB	16,593	$264,950
#*Truecaller AB, Class B	92,111	222,102
VBG Group AB, Class B	9,754	202,542
Vitec Software Group AB, B Shares	5,605	223,143
Vitrolife AB	11,105	144,221
Volati AB	9,711	72,837
Volvo AB, Class A	52,048	1,040,713
Volvo AB, Class B	511,600	10,115,097
*Volvo Car AB, Class B	145,521	498,978
Wallenstam AB, B Shares	57,093	192,343
Wihlborgs Fastigheter AB	48,305	311,941

TOTAL SWEDEN		95,656,733

SWITZERLAND — (5.3%)
ABB, Ltd., Registered	344,926	11,537,330
Accelleron Industries AG	45,199	1,109,550
»Accelleron Industries AG, ADR	171	4,172
Adecco Group AG	87,950	3,309,058
Alcon, Inc.	108,421	7,732,586
Allreal Holding AG, Registered	7,812	1,251,568
ALSO Holding AG, Registered	3,413	866,329
#*ams-OSRAM AG	67,710	240,246
APG SGA SA	515	95,638
Arbonia AG	12,225	103,974
*Aryzta AG	850,495	1,554,171
Ascom Holding AG, Registered	17,709	183,113
#*Autoneum Holding AG	3,313	374,967
Baloise Holding AG, Registered	37,513	5,366,950
Banque Cantonale de Geneve	600	148,343
Banque Cantonale Vaudoise, Registered	16,737	1,886,947
Barry Callebaut AG, Registered	1,435	2,168,150
*Basilea Pharmaceutica AG, Registered	7,624	295,728
Belimo Holding AG, Class R	3,876	1,622,720
Bell Food Group AG	1,120	332,289
Bellevue Group AG	4,979	108,328
Berner Kantonalbank AG, Registered	1,822	476,497
BKW AG	6,383	1,070,321
Bossard Holding AG, Registered A	4,910	1,010,002
Bucher Industries AG, Registered	5,240	1,862,113
Burckhardt Compression Holding AG	1,981	1,001,330
Burkhalter Holding AG	2,357	219,629
Bystronic AG	414	197,435
Calida Holding AG, Registered	2,049	57,526
Carlo Gavazzi Holding AG	216	73,816
Cembra Money Bank AG	14,576	1,000,243
Chocoladefabriken Lindt & Spruengli AG	12	1,305,423
#*Cicor Technologies, Ltd., Registered	1,054	50,612
Cie Financiere Richemont SA, Registered	44,496	5,226,770
Cie Financiere Tradition SA	885	112,807
Clariant AG, Registered	115,574	1,634,457
Coltene Holding AG, Registered	2,091	146,362
Comet Holding AG, Class R	5,029	984,193
Daetwyler Holding AG	3,073	539,603
DKSH Holding AG	20,213	1,237,145
dormakaba Holding AG	1,591	723,778
DSM-Firmenich AG	22,808	2,063,417
*Dufry AG, Registered	42,117	1,467,535
EFG International AG	45,002	538,016
Emmi AG, Registered	1,112	1,048,399

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
EMS-Chemie Holding AG	984	$670,381
Energiedienst Holding AG, Registered	2,996	132,344
Feintool International Holding AG	3,218	70,651
Flughafen Zurich AG, Registered	11,615	2,159,505
Forbo Holding AG, Registered	716	786,770
ΩGalenica AG	28,765	2,166,739
*GAM Holding AG	79,101	37,158
Geberit AG, Registered	8,657	4,012,442
Georg Fischer AG, Registered	89,601	4,619,613
Givaudan SA, Registered	1,665	5,525,301
*Gurit Holding AG	2,320	181,001
Helvetia Holding AG, Registered	23,111	3,093,149
Holcim AG	99,225	6,114,541
Huber + Suhner AG, Registered	10,626	725,097
Hypothekarbank Lenzburg AG	9	40,349
Implenia AG, Registered	7,093	220,572
*Ina Invest Holding AG	1,202	23,378
Inficon Holding AG, Registered	982	1,062,876
Interroll Holding AG, Class R	272	712,840
Intershop Holding AG	333	220,646
Investis Holding SA	125	12,966
IVF Hartmann Holding AG, Registered	78	9,085
Julius Baer Group, Ltd.	133,540	7,865,221
Jungfraubahn Holding AG, Registered	980	166,052
Kardex Holding AG, Registered	3,547	683,637
Komax Holding AG, Class R	2,572	508,154
*Kudelski SA	18,111	26,469
Kuehne + Nagel International AG, Class R	9,490	2,549,646
Landis+Gyr Group AG	40,085	2,959,960
*Lastminute.com NV	683	17,262
LEM Holding SA, Registered	329	665,194
Liechtensteinische Landesbank AG	4,977	343,996
#Logitech International SA, Class R Sponsored	85,200	6,699,276
Lonza Group AG, Registered	7,207	2,508,849
Luzerner Kantonalbank AG, Registered	8,213	644,369
ΩMedacta Group SA	2,651	303,537
ΩMedmix AG	10,145	210,246
Meier Tobler Group AG	2,661	91,375
Metall Zug AG, Registered	94	134,795
Mikron Holding AG	2,431	37,131
Mobilezone Holding AG, Registered	28,818	436,996
Mobimo Holding AG, Registered	5,067	1,397,524
Nestle SA, Registered	345,186	37,194,593
Novartis AG, Registered	8,087	751,250
Novartis AG, Sponsored ADR	287,351	26,890,307
Novavest Real Estate AG	562	22,726
*Orascom Development Holding AG	6,054	33,262
Orell Fuessli AG, Registered	152	11,692
Orior AG	3,511	286,266
Partners Group Holding AG	4,822	5,069,710
Phoenix Mecano AG, Registered	223	90,175
Plazza AG, Registered A	217	72,012
#*ΩPolyPeptide Group AG	4,081	76,324
PSP Swiss Property AG, Registered	14,511	1,781,088
Rieter Holding AG, Registered	186	15,738
Roche Holding AG	73,269	18,827,488
Roche Holding AG	2,558	694,838
Romande Energie Holding SA, Registered	2,321	144,353

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
*Sandoz Group AG	1,617	$42,022
#*Sandoz Group AG, ADR	57,470	1,483,875
Schaffner Holding AG, Class R	216	117,488
Schindler Holding AG, Registered	6,106	1,184,230
Schweiter Technologies AG	490	273,523
*ΩSensirion Holding AG	4,947	369,646
SFS Group AG	10,158	1,009,047
SGS SA, Registered	25,564	2,078,155
Siegfried Holding AG, Registered	3,329	2,631,960
SIG Group AG	101,376	2,226,807
Sika AG, Registered	23,107	5,507,289
SKAN Group AG	827	61,885
Softwareone Holding AG	25,663	502,516
Sonova Holding AG	9,206	2,169,867
St. Galler Kantonalbank AG, Registered	1,255	680,559
#Stadler Rail AG	14,905	503,139
Straumann Holding AG, Class R	11,014	1,294,377
Sulzer AG, Registered	12,782	1,049,190
Swatch Group AG (The)	14,068	678,628
Swatch Group AG (The)	9,167	2,338,968
Swiss Life Holding AG	9,122	5,831,745
Swiss Prime Site AG, Registered	58,499	5,425,324
Swiss Re AG	63,532	6,919,721
Swisscom AG, Registered	11,645	6,961,024
Swissquote Group Holding SA, Registered	7,305	1,395,901
Temenos AG, Registered	36,890	2,640,530
Thurgauer Kantonalbank	112	15,076
#Tornos Holding AG, Registered	3,658	22,831
TX Group AG	1,499	139,185
u-blox Holding AG	5,238	493,266
#UBS Group AG	336,743	7,899,991
Valiant Holding AG	10,243	1,114,287
ΩVAT Group AG	9,842	3,468,303
Vaudoise Assurances Holding SA	445	206,840
Vetropack Holding AG	5,517	216,121
*Von Roll Holding AG	26,594	25,190
Vontobel Holding AG, Class R	14,911	868,395
VP Bank AG, Class A	1,623	146,597
*V-ZUG Holding AG	820	52,711
Walliser Kantonalbank, Registered	449	53,778
Warteck Invest AG, Registered	37	79,281
Ypsomed Holding AG, Registered	1,021	280,479
Zehnder Group AG, Registered	5,118	264,322
Zug Estates Holding AG, Class B	68	112,455
Zuger Kantonalbank AG	36	310,928
Zurich Insurance Group AG	15,582	7,372,792

TOTAL SWITZERLAND		295,668,745

TAIWAN — (5.6%)
104 Corp.	2,000	12,302
91APP, Inc.	7,000	20,092
ABC Taiwan Electronics Corp.	7,910	5,694
Ability Enterprise Co., Ltd.	135,000	93,649
#Ability Opto-Electronics Technology Co., Ltd.	35,700	148,589
#AcBel Polytech, Inc.	368,549	431,782
Accton Technology Corp.	151,929	2,335,027
Acer E-Enabling Service Business, Inc.	4,000	31,571
Acer, Inc.	1,117,521	1,174,887
ACES Electronic Co., Ltd.	46,161	40,276

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Acme Electronics Corp.	21,336	$15,031
*Acon Holding, Inc.	85,536	24,736
Acter Group Corp., Ltd.	61,700	341,457
Action Electronics Co., Ltd.	158,000	76,479
Actron Technology Corp.	29,000	145,291
ADATA Technology Co., Ltd.	104,744	314,539
Addcn Technology Co., Ltd.	11,711	71,490
Advanced Ceramic X Corp.	12,000	78,804
Advanced Energy Solution Holding Co., Ltd.	2,000	37,799
#Advanced International Multitech Co., Ltd.	94,000	192,144
*Advanced Optoelectronic Technology, Inc.	50,000	27,285
Advanced Power Electronics Corp.	33,000	84,446
*Advanced Wireless Semiconductor Co.	16,000	55,496
Advancetek Enterprise Co., Ltd.	121,532	131,330
Advantech Co., Ltd.	41,838	427,603
AEON Motor Co., Ltd.	15,000	16,348
Aerospace Industrial Development Corp.	258,000	386,185
Airtac International Group	28,202	921,662
Alchip Technologies, Ltd.	9,000	728,380
Alexander Marine Co., Ltd.	3,000	33,529
*ALI Corp.	99,000	72,644
Allied Circuit Co., Ltd.	10,000	37,768
Allied Supreme Corp.	28,000	268,907
#Allis Electric Co., Ltd.	73,012	114,352
Alltek Technology Corp.	71,128	73,683
Alltop Technology Co., Ltd.	18,001	99,898
Alpha Networks, Inc.	80,000	87,190
Altek Corp.	164,000	170,143
Amazing Microelectronic Corp.	27,106	94,016
AMPACS Corp.	23,000	34,711
Ampire Co., Ltd.	34,000	37,947
AMPOC Far-East Co., Ltd.	29,000	62,855
Anji Technology Co., Ltd.	10,199	11,587
Anpec Electronics Corp.	43,781	203,821
APAC Opto Electronics, Inc.	23,000	63,678
Apacer Technology, Inc.	40,501	68,553
APAQ Technology Co., Ltd.	20,319	38,840
APCB, Inc.	62,000	34,598
Apex Biotechnology Corp.	30,226	24,882
Apex International Co., Ltd.	86,252	124,053
Apex Science & Engineering	77,438	26,501
Apogee Optocom Co., Ltd.	5,000	10,822
Arcadyan Technology Corp.	55,566	263,825
Ardentec Corp.	389,120	779,800
Argosy Research, Inc.	28,025	100,660
ASE Technology Holding Co., Ltd.	1,108,796	3,880,017
ASE Technology Holding Co., Ltd., ADR	80,120	596,894
Asia Cement Corp.	805,028	992,789
Asia Electronic Material Co., Ltd.	33,000	16,787
Asia Optical Co., Inc.	119,000	221,967
*Asia Pacific Telecom Co., Ltd.	983,588	205,906
Asia Polymer Corp.	100,000	72,607
Asia Tech Image, Inc.	19,000	37,725
#Asia Vital Components Co., Ltd.	187,946	1,642,753
ASMedia Technology, Inc.	3,364	136,385
ASolid Technology Co., Ltd.	25,000	72,453
ASPEED Technology, Inc.	11,600	919,131
ASROCK, Inc.	24,000	133,189

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Asustek Computer, Inc.	105,502	$1,099,420
Aten International Co., Ltd.	28,000	68,630
AUO Corp.	4,084,984	1,964,722
AURAS Technology Co., Ltd.	101,000	885,910
Aurora Corp.	14,100	32,169
Avalue Technology, Inc.	16,000	46,666
AVer Information, Inc.	23,000	33,257
Avermedia Technologies	67,000	67,754
Axiomtek Co., Ltd.	27,483	67,362
*Azurewave Technologies, Inc.	54,000	52,277
Bafang Yunji International Co., Ltd.	23,000	118,776
*Bank of Kaohsiung Co., Ltd.	326,733	117,356
Basso Industry Corp.	51,000	61,087
BenQ Materials Corp.	68,000	72,224
#BES Engineering Corp.	1,443,000	520,521
Billion Electric Co., Ltd.	36,000	39,790
Bin Chuan Enterprise Co., Ltd.	66,000	44,156
Bionet Corp.	11,000	19,399
Bionime Corp.	12,000	29,487
Bioteque Corp.	25,000	80,160
Bizlink Holding, Inc.	28,242	218,988
Bon Fame Co., Ltd.	5,000	12,625
Bora Pharmaceuticals Co., Ltd.	22,885	457,912
Brave C&H Supply Co., Ltd.	15,000	59,427
Brighten Optix Corp.	3,000	16,741
Brighton-Best International Taiwan, Inc.	134,423	138,008
#Browave Corp.	20,000	52,474
C Sun Manufacturing, Ltd.	83,003	113,494
*Calin Technology Co., Ltd.	40,000	45,136
Cameo Communications, Inc.	126,000	36,361
Capital Futures Corp.	34,509	48,675
Capital Securities Corp.	809,000	355,426
#Career Technology MFG. Co., Ltd.	448,715	278,069
Carnival Industrial Corp.	46,000	16,806
#Castles Technology Co., Ltd.	34,167	136,415
Caswell, Inc.	17,000	43,240
Cathay Financial Holding Co., Ltd.	1,406,053	1,903,059
Cathay Real Estate Development Co., Ltd.	276,300	129,482
#CCP Contact Probes Co., Ltd.	72,000	89,459
Celxpert Energy Corp.	58,465	50,561
*Central Reinsurance Co., Ltd.	174,077	120,488
Chain Chon Industrial Co., Ltd.	69,612	27,901
*ChainQui Construction Development Co., Ltd.	58,990	27,644
Chaintech Technology Corp.	16,000	21,458
Champion Building Materials Co., Ltd.	55,573	15,403
Champion Microelectronic Corp.	5,000	10,375
Chang Hwa Commercial Bank, Ltd.	1,516,877	802,048
Chang Wah Electromaterials, Inc.	159,130	148,165
Chang Wah Technology Co., Ltd.	227,000	225,705
#Channel Well Technology Co., Ltd.	85,000	214,105
Chant Sincere Co., Ltd.	11,000	22,214
Charoen Pokphand Enterprise	110,012	306,955
Chateau International Development Co., Ltd.	7,000	9,280
CHC Healthcare Group	63,000	117,512
CHC Resources Corp.	45,900	78,257
Chen Full International Co., Ltd.	48,000	54,756
#Chenbro Micom Co., Ltd.	33,000	183,135
#Cheng Loong Corp.	500,360	436,571

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Cheng Mei Materials Technology Corp.	224,176	$85,358
Cheng Shin Rubber Industry Co., Ltd.	747,341	1,017,269
Cheng Uei Precision Industry Co., Ltd.	183,050	216,996
#Chenming Electronic Technology Corp.	38,000	49,206
Chia Chang Co., Ltd.	9,000	11,515
Chian Hsing Forging Industrial Co., Ltd.	23,100	21,722
Chicony Electronics Co., Ltd.	287,400	1,103,169
Chicony Power Technology Co., Ltd.	78,807	272,125
Chief Telecom, Inc.	10,700	106,060
Chieftek Precision Co., Ltd.	32,670	62,550
Chien Shing Harbour Service Co., Ltd.	22,000	25,910
China Airlines, Ltd.	3,192,019	1,904,288
#China Bills Finance Corp.	411,000	180,569
China Chemical & Pharmaceutical Co., Ltd.	122,000	86,323
China Container Terminal Corp.	12,000	7,399
#*China Development Financial Holding Corp.	3,562,412	1,241,105
China Ecotek Corp.	11,000	17,466
China General Plastics Corp.	248,108	163,315
China Glaze Co., Ltd.	21,000	9,000
*China Man-Made Fiber Corp.	556,000	135,936
China Metal Products	140,290	151,601
China Steel Chemical Corp.	39,000	143,086
China Steel Corp.	3,078,882	2,292,431
China Steel Structure Co., Ltd.	24,000	37,811
China Wire & Cable Co., Ltd.	34,160	35,650
Chinese Maritime Transport, Ltd.	17,570	21,207
Ching Feng Home Fashions Co., Ltd.	79,950	42,150
Chin-Poon Industrial Co., Ltd.	544,126	582,962
Chipbond Technology Corp.	556,000	1,165,654
ChipMOS Technologies, Inc.	325,096	410,442
ChipMOS Technologies, Inc., ADR	4,941	123,525
Chlitina Holding, Ltd.	29,000	174,349
Chong Hong Construction Co., Ltd.	92,940	206,884
Chroma ATE, Inc.	61,560	413,753
Chun YU Works & Co., Ltd.	18,900	12,761
Chun Yuan Steel Industry Co., Ltd.	196,570	97,876
Chung Hung Steel Corp.	905,212	601,428
Chung Hwa Chemical Industrial Works, Ltd.	19,000	16,519
Chung Hwa Food Industrial Co., Ltd.	6,600	20,186
Chung Hwa Pulp Corp.	191,629	122,888
#Chung-Hsin Electric & Machinery Manufacturing Corp.	273,000	784,449
Chunghwa Precision Test Tech Co., Ltd.	3,000	45,876
Chunghwa Telecom Co., Ltd.	147,727	528,328
Chunghwa Telecom Co., Ltd., Sponsored ADR	1,000	35,630
#Cleanaway Co., Ltd.	47,000	250,686
C-Media Electronics, Inc.	30,000	44,674
CoAsia Electronics Corp.	69,623	23,827
Collins Co., Ltd.	90,000	44,119
Compal Electronics, Inc.	1,865,747	1,613,510
Compeq Manufacturing Co., Ltd.	947,000	1,541,594
Compucase Enterprise	17,000	33,754
#Concord International Securities Co., Ltd.	43,624	20,443
*Concord Securities Co., Ltd.	299,685	119,652
Continental Holdings Corp.	207,200	171,842
Contrel Technology Co., Ltd.	72,000	37,071
Coremax Corp.	39,351	86,867
Coretronic Corp.	242,000	544,659
#Co-Tech Development Corp.	505,253	909,720

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Crowell Development Corp.	52,000	$43,848
*CSBC Corp. Taiwan	226,616	140,783
CTBC Financial Holding Co., Ltd.	7,823,654	5,873,469
CTCI Corp.	204,444	248,661
Cub Elecparts, Inc.	14,000	56,544
CviLux Corp.	26,600	30,508
Cyberlink Corp.	29,000	79,396
CyberPower Systems, Inc.	26,250	157,816
*CyberTAN Technology, Inc.	154,424	109,028
Cystech Electronics Corp.	4,200	9,310
DA CIN Construction Co., Ltd.	110,400	130,363
Dadi Early-Childhood Education Group, Ltd.	13,368	20,504
Da-Li Development Co., Ltd.	126,873	124,194
#Darfon Electronics Corp.	212,000	283,669
Darwin Precisions Corp.	170,000	72,329
Daxin Materials Corp.	31,100	84,857
De Licacy Industrial Co., Ltd.	166,681	66,806
Delpha Construction Co., Ltd.	135,000	112,379
Delta Electronics, Inc.	57,699	516,774
Depo Auto Parts Ind Co., Ltd.	58,000	232,465
DFI, Inc.	4,000	7,868
Dimerco Data System Corp.	10,500	32,534
Dimerco Express Corp.	104,878	256,415
D-Link Corp.	336,897	190,079
DONPON PRECISION, Inc.	17,000	14,256
Dr. Wu Skincare Co., Ltd.	5,000	19,655
Draytek Corp.	24,000	26,638
Drewloong Precision, Inc.	16,340	74,307
Dyaco International, Inc.	60,207	58,657
#Dynamic Holding Co., Ltd.	215,934	518,614
Dynapack International Technology Corp.	54,000	130,692
E Ink Holdings, Inc.	219,000	1,134,330
E&R Engineering Corp.	27,982	53,402
E.Sun Financial Holding Co., Ltd.	3,060,560	2,250,481
Eastech Holding, Ltd.	17,000	30,819
*Eastern Media International Corp.	141,137	95,078
Eclat Textile Co., Ltd.	48,143	762,926
ECOVE Environment Corp.	12,000	115,061
Edimax Technology Co., Ltd.	117,313	49,189
Edison Opto Corp.	59,000	42,747
Edom Technology Co., Ltd.	92,578	66,362
eGalax_eMPIA Technology, Inc.	25,559	47,202
Elan Microelectronics Corp.	150,600	668,611
E-Lead Electronic Co., Ltd.	9,227	17,780
E-LIFE MALL Corp.	43,000	111,626
Elite Advanced Laser Corp.	42,723	76,133
Elite Material Co., Ltd.	189,162	2,093,700
#Elite Semiconductor Microelectronics Technology, Inc.	130,000	336,273
Elitegroup Computer Systems Co., Ltd.	196,087	154,766
eMemory Technology, Inc.	19,000	1,180,361
#Emerging Display Technologies Corp.	48,000	40,993
Ennoconn Corp.	28,893	221,808
*Ennostar, Inc.	613,933	779,838
EnTie Commercial Bank Co., Ltd.	226,000	97,897
*Epileds Technologies, Inc.	20,000	8,910
Episil Technologies, Inc.	24,000	50,612
#Eris Technology Corp.	9,040	58,669
Eson Precision Ind Co., Ltd.	41,000	71,546

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Eternal Materials Co., Ltd.	412,293	$353,376
Eurocharm Holdings Co., Ltd.	17,000	90,412
Eva Airways Corp.	2,118,132	1,789,327
*Everest Textile Co., Ltd.	289,794	66,205
Evergreen Aviation Technologies Corp.	22,000	63,690
Evergreen International Storage & Transport Corp.	431,000	396,650
Everlight Chemical Industrial Corp.	433,155	257,075
Everlight Electronics Co., Ltd.	182,225	248,884
Excel Cell Electronic Co., Ltd.	32,000	22,987
Excelliance Mos Corp.	6,000	22,198
Excelsior Medical Co., Ltd.	54,776	145,743
EZconn Corp.	12,600	28,319
Far Eastern Department Stores, Ltd.	496,249	366,430
Far Eastern International Bank	1,393,398	494,037
Far Eastern New Century Corp.	1,198,625	1,090,163
Far EasTone Telecommunications Co., Ltd.	420,000	982,827
Faraday Technology Corp.	66,000	614,521
Farcent Enterprise Co., Ltd.	5,000	8,663
Farglory F T Z Investment Holding Co., Ltd.	45,100	64,587
Farglory Land Development Co., Ltd.	179,575	330,526
*Federal Corp.	220,567	119,005
Feedback Technology Corp.	30,000	80,284
#Feng Hsin Steel Co., Ltd.	239,000	463,484
Feng TAY Enterprise Co., Ltd.	132,492	729,145
FineTek Co., Ltd.	8,624	23,132
First Copper Technology Co., Ltd.	56,000	48,947
First Financial Holding Co., Ltd.	1,871,969	1,494,805
First Hi-Tec Enterprise Co., Ltd.	29,282	98,855
First Insurance Co., Ltd. (The)	102,000	52,989
*First Steamship Co., Ltd.	431,553	107,506
Fitipower Integrated Technology, Inc.	50,700	416,573
Fittech Co., Ltd.	34,000	59,750
FLEXium Interconnect, Inc.	186,515	480,160
Flytech Technology Co., Ltd.	51,312	99,666
FocalTech Systems Co., Ltd.	80,000	198,798
#Forcecon Tech Co., Ltd.	45,000	183,135
*Forest Water Environment Engineering Co., Ltd.	12,143	10,071
Formosa Advanced Technologies Co., Ltd.	69,000	82,221
Formosa International Hotels Corp.	45,246	281,785
#Formosa Laboratories, Inc.	71,108	188,320
Formosa Optical Technology Co., Ltd.	11,000	27,097
Formosa Petrochemical Corp.	57,000	139,007
Formosa Plastics Corp.	290,000	688,454
Formosa Sumco Technology Corp.	44,000	210,945
Formosan Union Chemical	188,304	119,014
Fortune Electric Co., Ltd.	12,000	82,873
Founding Construction & Development Co., Ltd.	98,208	58,437
Foxsemicon Integrated Technology, Inc.	43,845	246,700
#Franbo Lines Corp.	30,663	15,031
Froch Enterprise Co., Ltd.	138,000	73,818
Fu Chun Shin Machinery Manufacture Co., Ltd.	65,910	33,224
#Fu Hua Innovation Co., Ltd.	169,293	134,401
Fubon Financial Holding Co., Ltd.	1,499,070	2,777,682
#Fulgent Sun International Holding Co., Ltd.	88,129	349,147
#Fulltech Fiber Glass Corp.	173,950	90,367
Fusheng Precision Co., Ltd.	68,000	424,541
Fwusow Industry Co., Ltd.	90,970	52,588
G Shank Enterprise Co., Ltd.	38,000	62,211

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*G Tech Optoelectronics Corp.	28,935	$14,719
Gallant Precision Machining Co., Ltd.	31,000	27,048
Gamania Digital Entertainment Co., Ltd.	108,000	223,092
GEM Services, Inc.	30,200	60,893
*GEM Terminal Industrial Co., Ltd.	39,000	33,367
Gemtek Technology Corp.	1,084,348	1,089,864
General Interface Solution Holding, Ltd.	81,000	139,349
General Plastic Industrial Co., Ltd.	30,114	31,335
Genius Electronic Optical Co., Ltd.	49,646	582,405
Genmont Biotech, Inc.	23,000	16,203
Genovate Biotechnology Co., Ltd.	18,360	14,661
Getac Holdings Corp.	167,000	372,255
GFC, Ltd.	12,000	29,487
#Giant Manufacturing Co., Ltd.	46,159	231,969
Giantplus Technology Co., Ltd.	147,000	54,839
Gigabyte Technology Co., Ltd.	241,000	1,616,078
*Gigasolar Materials Corp.	14,423	35,485
#*Gigastorage Corp.	97,060	49,974
#Global Brands Manufacture, Ltd.	178,240	338,510
Global Lighting Technologies, Inc.	40,000	58,394
Global Mixed Mode Technology, Inc.	56,000	429,043
Global PMX Co., Ltd.	20,000	70,294
#Global Unichip Corp.	34,000	1,504,239
Globalwafers Co., Ltd.	91,000	1,331,262
*Globe Union Industrial Corp.	143,480	60,825
Gloria Material Technology Corp.	284,636	391,391
*Glotech Industrial Corp.	20,000	7,399
*GlycoNex, Inc.	29,000	25,437
GMI Technology, Inc.	34,768	20,367
#Gold Circuit Electronics, Ltd.	208,900	1,133,541
Goldsun Building Materials Co., Ltd.	580,788	451,237
Good Will Instrument Co., Ltd.	22,000	23,265
#Gourmet Master Co., Ltd.	51,026	152,913
*Grand Fortune Securities Co., Ltd.	141,476	49,725
Grand Process Technology Corp.	8,000	109,141
GrandTech CG Systems, Inc.	27,890	57,526
Grape King Bio, Ltd.	46,000	209,897
Great China Metal Industry	57,000	41,562
#Great Tree Pharmacy Co., Ltd.	41,529	434,688
Great Wall Enterprise Co., Ltd.	325,614	509,980
Greatek Electronics, Inc.	185,000	331,956
GTM Holdings Corp.	72,350	65,357
Gudeng Precision Industrial Co., Ltd.	7,000	72,514
*Hai Kwang Enterprise Corp.	43,900	22,738
*HannsTouch Holdings Co.	203,941	57,281
Harvatek Corp.	58,239	46,774
Heran Co., Ltd.	21,000	69,601
Hey Song Corp.	147,500	173,944
Hi-Clearance, Inc.	6,444	26,225
Highlight Tech Corp.	12,000	17,500
Highwealth Construction Corp.	441,579	554,101
Hi-Lai Foods Co., Ltd.	10,000	42,855
#HIM International Music, Inc.	12,800	37,767
Hiroca Holdings, Ltd.	10,000	11,176
Hitron Technology, Inc.	44,000	40,425
Hiwin Mikrosystem Corp.	15,000	29,135
Hiwin Technologies Corp.	66,767	402,434
Hiyes International Co., Ltd.	12,000	29,598

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Hocheng Corp.	135,580	$74,196
Holiday Entertainment Co., Ltd.	24,850	66,961
Holtek Semiconductor, Inc.	39,000	74,068
Holy Stone Enterprise Co., Ltd.	67,200	196,617
Hon Hai Precision Industry Co., Ltd.	1,303,177	3,877,188
Hon Hai Precision Industry Co., Ltd., Registered, GDR	36,243	212,384
Hong Pu Real Estate Development Co., Ltd.	111,695	93,151
Hong TAI Electric Industrial	109,000	81,830
Hota Industrial Manufacturing Co., Ltd.	78,439	149,696
Hotai Motor Co., Ltd.	40,800	758,514
Hotron Precision Electronic Industrial Co., Ltd.	35,713	38,262
Hsin Kuang Steel Co., Ltd.	140,000	201,141
Hsin Yung Chien Co., Ltd.	10,000	32,064
*HTC Corp.	372,000	505,787
Hu Lane Associate, Inc.	82,266	350,014
#HUA ENG Wire & Cable Co., Ltd.	129,000	76,362
Hua Nan Financial Holdings Co., Ltd.	1,232,539	771,406
Hua Yu Lien Development Co., Ltd.	20,000	41,622
Huaku Development Co., Ltd.	115,539	326,295
Huang Hsiang Construction Corp.	53,000	62,992
Huikwang Corp.	13,000	13,367
Hung Ching Development & Construction Co., Ltd.	66,000	46,089
Hung Sheng Construction, Ltd.	160,608	88,883
Huxen Corp.	21,000	33,149
Hwa Fong Rubber Industrial Co., Ltd.	117,687	50,072
Hwacom Systems, Inc.	37,000	19,393
*Ibase Gaming, Inc.	14,000	19,531
#Ibase Technology, Inc.	50,000	119,316
*IBF Financial Holdings Co., Ltd.	1,382,463	490,160
Ichia Technologies, Inc.	139,000	139,707
I-Chiun Precision Industry Co., Ltd.	65,832	94,075
*Ideal Bike Corp.	56,000	16,937
Inergy Technology, Inc.	8,000	15,761
Info-Tek Corp.	40,000	63,635
Ingentec Corp.	10,000	52,875
Innodisk Corp.	41,581	382,030
Innolux Corp.	4,481,160	1,678,622
Inpaq Technology Co., Ltd.	34,657	70,094
Insyde Software Corp.	14,000	64,745
Intai Technology Corp.	14,400	51,056
Integrated Service Technology, Inc.	36,656	95,045
IntelliEPI, Inc.	5,000	8,478
International Games System Co., Ltd.	70,000	1,344,535
Inventec Corp.	848,944	1,052,183
Iron Force Industrial Co., Ltd.	18,000	46,838
I-Sheng Electric Wire & Cable Co., Ltd.	48,000	66,521
I-Sunny Construction & Development Co., Ltd.	10,489	25,709
ITE Technology, Inc.	75,000	375,751
ITEQ Corp.	188,019	439,977
Jarllytec Co., Ltd.	26,000	119,038
Jean Co., Ltd.	104,132	61,641
Jentech Precision Industrial Co., Ltd.	18,698	331,474
Jess-Link Products Co., Ltd.	26,000	66,613
Jetway Information Co., Ltd.	9,000	9,712
Jiin Yeeh Ding Enterprise Co., Ltd.	23,000	35,526
#Jinan Acetate Chemical Co., Ltd.	14,308	427,012
Johnson Health Tech Co., Ltd.	40,000	81,270
Jourdeness Group, Ltd.	22,000	42,257

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
K Laser Technology, Inc.	52,000	$36,714
Kaori Heat Treatment Co., Ltd.	29,147	187,813
Kaulin Manufacturing Co., Ltd.	34,000	13,680
Kedge Construction Co., Ltd.	27,077	60,774
*Keding Enterprises Co., Ltd.	6,000	23,493
KEE TAI Properties Co., Ltd.	186,790	86,671
Kenda Rubber Industrial Co., Ltd.	348,557	313,793
Kerry TJ Logistics Co., Ltd.	69,000	78,924
Key Ware Electronics Co., Ltd.	57,164	18,770
Kindom Development Co., Ltd.	178,200	187,622
King Chou Marine Technology Co., Ltd.	39,220	47,521
#King Slide Works Co., Ltd.	23,000	497,796
King Yuan Electronics Co., Ltd.	1,503,545	3,536,935
King’s Town Bank Co., Ltd.	426,000	487,927
*King’s Town Construction Co., Ltd.	50,000	47,094
Kinik Co.	51,000	255,511
Kinko Optical Co., Ltd.	38,871	30,919
#Kinpo Electronics	1,502,000	643,681
#Kinsus Interconnect Technology Corp.	181,000	529,021
#KMC Kuei Meng International, Inc.	35,581	132,188
KNH Enterprise Co., Ltd.	81,000	46,450
Ko Ja Cayman Co., Ltd.	23,000	48,858
KS Terminals, Inc.	46,162	95,071
Kung Long Batteries Industrial Co., Ltd.	34,000	136,273
*Kung Sing Engineering Corp.	163,738	46,544
Kuo Toong International Co., Ltd.	111,917	122,838
*Kuo Yang Construction Co., Ltd.	127,000	70,479
Kwong Lung Enterprise Co., Ltd.	35,000	55,141
L&K Engineering Co., Ltd.	116,000	454,201
La Kaffa International Co., Ltd.	15,000	47,403
LandMark Optoelectronics Corp.	40,000	115,801
Lanner Electronics, Inc.	73,080	200,528
Largan Precision Co., Ltd.	6,000	382,920
Laster Tech Corp., Ltd.	11,342	17,152
LCY Technology Corp.	10,000	7,769
*Leader Electronics, Inc.	66,000	38,662
Leadtrend Technology Corp.	12,000	24,788
*Lealea Enterprise Co., Ltd.	440,290	137,782
*Leatec Fine Ceramics Co., Ltd.	33,000	22,129
LEE CHI Enterprises Co., Ltd.	96,000	42,325
Lelon Electronics Corp.	42,634	71,637
Lemtech Holdings Co., Ltd.	30,349	75,603
Leo Systems, Inc.	33,000	33,473
*Leofoo Development Co., Ltd.	75,104	38,669
*Li Cheng Enterprise Co., Ltd.	64,494	39,569
*Li Peng Enterprise Co., Ltd.	389,366	91,234
Lian HWA Food Corp.	59,342	159,721
Lien Hwa Industrial Holdings Corp.	211,652	403,923
Ligitek Electronics Co., Ltd.	16,000	8,337
Lingsen Precision Industries, Ltd.	215,000	140,196
Lite-On Technology Corp.	1,937,164	5,972,449
Liton Technology Corp.	9,000	9,531
Long Da Construction & Development Corp.	80,000	61,908
Longchen Paper & Packaging Co., Ltd.	437,331	186,744
Longwell Co.	54,000	105,053
Lotes Co., Ltd.	44,089	1,118,707
#Lotus Pharmaceutical Co., Ltd.	41,000	318,545
Lu Hai Holding Corp.	8,001	7,474

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Lumax International Corp., Ltd.	36,030	$90,200
*Lung Yen Life Service Corp.	59,000	64,757
Lungteh Shipbuilding Co., Ltd.	10,000	24,480
Luxe Green Energy Technology Co., Ltd.	22,000	20,009
#LuxNet Corp.	9,000	42,593
M31 Technology Corp.	2,200	59,146
#Macauto Industrial Co., Ltd.	14,000	31,552
Machvision, Inc.	14,358	79,459
Macroblock, Inc.	15,000	46,246
Macronix International Co., Ltd.	1,140,974	949,786
Makalot Industrial Co., Ltd.	56,680	631,719
Marketech International Corp.	33,000	134,808
Materials Analysis Technology, Inc.	26,410	166,920
Mayer Steel Pipe Corp.	51,700	44,551
Mechema Chemicals International Corp.	9,000	21,172
Medeon Biodesign, Inc.	21,209	31,387
MediaTek, Inc.	233,048	6,049,836
Mega Financial Holding Co., Ltd.	1,737,387	1,965,843
*Mercuries & Associates Holding, Ltd.	263,008	102,171
#Mercuries Data Systems, Ltd.	26,000	22,846
*Mercuries Life Insurance Co., Ltd.	1,402,777	217,974
Merida Industry Co., Ltd.	45,000	229,613
Merry Electronics Co., Ltd.	27,981	76,433
METAAGE Corp.	16,000	29,746
Micro-Star International Co., Ltd.	300,394	1,528,133
Mildef Crete, Inc.	21,000	51,148
Mirle Automation Corp.	79,805	90,668
*Mobiletron Electronics Co., Ltd.	32,600	52,767
#momo.com, Inc.	32,392	532,293
#MOSA Industrial Corp.	120,969	89,137
Mosel Vitelic, Inc.	46,000	47,014
Motech Industries, Inc.	127,000	106,894
MPI Corp.	58,000	337,968
MSSCORPS Co., Ltd.	13,000	50,301
Nak Sealing Technologies Corp.	35,000	135,425
Namchow Holdings Co., Ltd.	84,000	127,029
Nan Pao Resins Chemical Co., Ltd.	8,000	49,083
*Nan Ren Lake Leisure Amusement Co., Ltd.	86,000	34,071
Nan Ya Plastics Corp.	615,187	1,174,043
Nan Ya Printed Circuit Board Corp.	117,000	851,303
Nang Kuang Pharmaceutical Co., Ltd.	26,000	41,924
Nantex Industry Co., Ltd.	150,391	159,502
Nanya Technology Corp.	342,110	682,427
National Aerospace Fasteners Corp.	10,000	26,669
National Petroleum Co., Ltd.	67,000	132,823
Netronix, Inc.	30,000	74,919
New Best Wire Industrial Co., Ltd.	28,000	32,070
*Newmax Technology Co., Ltd.	35,000	34,531
Nexcom International Co., Ltd.	26,000	32,465
Nichidenbo Corp.	75,424	129,292
Nidec Chaun-Choung Technology Corp.	8,000	29,474
Nien Made Enterprise Co., Ltd.	87,000	767,134
Niko Semiconductor Co., Ltd.	22,240	39,289
Nova Technology Corp.	14,000	53,522
Novatek Microelectronics Corp.	209,000	2,928,642
#Nuvoton Technology Corp.	75,140	294,212
O-Bank Co., Ltd.	713,746	205,091
*Ocean Plastics Co., Ltd.	84,000	89,995

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
OFCO Industrial Corp.	27,000	$16,607
#OK Biotech Co., Ltd.	56,571	41,336
Oneness Biotech Co., Ltd.	19,341	116,875
#Optimax Technology Corp.	40,000	38,415
*Orient Europharma Co., Ltd.	9,000	10,919
#Orient Semiconductor Electronics, Ltd.	237,605	303,279
Oriental Union Chemical Corp.	275,992	154,865
O-TA Precision Industry Co., Ltd.	25,000	65,747
Pacific Construction Co.	61,000	17,039
Pacific Hospital Supply Co., Ltd.	21,396	54,752
Paiho Shih Holdings Corp.	47,851	30,096
Pan German Universal Motors, Ltd.	8,000	75,227
Pan Jit International, Inc.	136,046	249,987
Pan-International Industrial Corp.	161,000	168,520
Panion & BF Biotech, Inc.	4,000	13,935
Parade Technologies, Ltd.	18,000	585,479
*PChome Online, Inc.	65,107	89,325
#PCL Technologies, Inc.	37,961	88,129
P-Duke Technology Co., Ltd.	26,284	76,417
Pegatron Corp.	1,285,261	2,987,781
Pegavision Corp.	18,113	207,181
*<»Pharmally International Holding Co., Ltd.	18,917	—
Phison Electronics Corp.	43,000	617,127
Phoenix Silicon International Corp.	90,163	135,654
*Phytohealth Corp.	56,000	38,415
Pixart Imaging, Inc.	49,000	194,127
Planet Technology Corp.	16,000	59,689
*Plotech Co., Ltd.	42,300	21,910
*Polaris Group	9,000	20,311
Polytronics Technology Corp.	16,470	26,252
Posiflex Technology, Inc.	19,698	60,731
Pou Chen Corp.	778,000	692,009
Power Wind Health Industry, Inc.	21,809	79,006
Powerchip Semiconductor Manufacturing Corp.	1,814,000	1,484,868
Powertech Technology, Inc.	524,900	1,699,229
#Powertip Technology Corp.	103,000	47,792
Poya International Co., Ltd.	34,560	530,094
President Chain Store Corp.	110,768	879,382
President Securities Corp.	483,046	259,134
Primax Electronics, Ltd.	198,000	421,212
Prince Housing & Development Corp.	569,000	186,831
Pro Hawk Corp.	6,000	27,748
Prolific Technology, Inc.	26,000	20,721
Promate Electronic Co., Ltd.	58,000	96,920
Prosperity Dielectrics Co., Ltd.	46,000	63,040
Qisda Corp.	802,875	1,048,304
QST International Corp.	15,724	27,633
Qualipoly Chemical Corp.	43,547	45,044
Quang Viet Enterprise Co., Ltd.	18,000	61,323
Quanta Computer, Inc.	463,007	2,697,960
Quanta Storage, Inc.	124,000	261,113
Quintain Steel Co., Ltd.	177,301	71,609
*Radium Life Tech Co., Ltd.	309,251	83,331
#Rafael Microelectronics, Inc.	9,619	46,709
Raydium Semiconductor Corp.	19,000	210,005
Realtek Semiconductor Corp.	152,098	1,882,761
Rechi Precision Co., Ltd.	183,185	107,590
*Rexon Industrial Corp., Ltd.	51,000	62,581

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Rich Development Co., Ltd.	241,814	$66,203
*Right WAY Industrial Co., Ltd.	56,000	28,056
*Ritek Corp.	226,093	54,998
Rodex Fasteners Corp.	11,000	14,583
*Roo Hsing Co., Ltd.	179,000	19,095
Ruentex Development Co., Ltd.	735,516	734,722
Ruentex Engineering & Construction Co.	29,810	91,447
Run Long Construction Co., Ltd.	75,000	217,127
Sakura Development Co., Ltd.	24,342	32,646
Sampo Corp.	178,200	153,834
San Fang Chemical Industry Co., Ltd.	89,648	64,538
San Far Property, Ltd.	96,818	51,640
San Shing Fastech Corp.	35,565	59,101
Sanitar Co., Ltd.	16,000	17,241
Sanyang Motor Co., Ltd.	374,900	768,640
Savior Lifetec Corp.	104,659	59,049
Scan-D Corp., Class D	14,000	17,783
SCI Pharmtech, Inc.	20,968	57,794
ScinoPharm Taiwan, Ltd.	91,000	74,349
SDI Corp.	53,000	164,221
Sea & Land Integrated Corp.	23,400	14,501
Sea Sonic Electronics Co., Ltd.	15,000	41,853
Senao International Co., Ltd.	39,000	43,227
Senao Networks, Inc.	9,000	63,542
Sensortek Technology Corp.	10,000	129,490
Sercomm Corp.	256,000	887,930
Sesoda Corp.	75,565	70,708
Shanghai Commercial & Savings Bank, Ltd. (The)	410,289	542,667
Shan-Loong Transportation Co., Ltd.	60,000	56,143
Sharehope Medicine Co., Ltd.	40,556	40,262
ShenMao Technology, Inc.	44,922	81,022
Shih Her Technologies, Inc.	20,000	44,581
Shih Wei Navigation Co., Ltd.	59,807	32,637
#Shihlin Electric & Engineering Corp.	139,000	405,836
Shin Hsiung Natural Gas Co., Ltd.	21,800	40,125
*Shin Kong Financial Holding Co., Ltd.	7,114,379	1,906,088
Shin Ruenn Development Co., Ltd.	24,460	37,442
Shin Zu Shing Co., Ltd.	79,758	227,458
*Shining Building Business Co., Ltd.	265,439	83,065
Shinkong Insurance Co., Ltd.	96,000	197,416
Shinkong Synthetic Fibers Corp.	492,000	228,290
Shiny Chemical Industrial Co., Ltd.	46,665	180,560
Shuttle, Inc.	206,000	103,206
Sigurd Microelectronics Corp.	357,770	654,101
Silergy Corp.	43,000	379,821
Simplo Technology Co., Ltd.	78,600	808,173
Sinbon Electronics Co., Ltd.	47,616	406,648
Sincere Navigation Corp.	321,868	214,347
Singatron Enterprise Co., Ltd.	15,000	11,793
Single Well Industrial Corp.	13,500	9,490
Sinmag Equipment Corp.	22,196	98,542
#Sino-American Silicon Products, Inc.	325,000	1,638,277
#Sinon Corp.	391,000	440,003
SinoPac Financial Holdings Co., Ltd.	4,036,378	2,221,346
Sinopower Semiconductor, Inc.	6,600	19,575
Sinphar Pharmaceutical Co., Ltd.	43,937	43,348
Sinyi Realty, Inc.	115,077	100,406
Sitronix Technology Corp.	45,000	395,406

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Siward Crystal Technology Co., Ltd.	70,000	$64,313
Solar Applied Materials Technology Corp.	209,037	251,992
Solteam, Inc.	33,265	42,665
Southeast Cement Co., Ltd.	81,000	45,326
Speed Tech Corp.	27,000	41,622
Spirox Corp.	39,000	44,609
Sporton International, Inc.	34,694	228,904
Sports Gear Co., Ltd.	6,000	12,209
St. Shine Optical Co., Ltd.	7,000	39,171
Standard Chemical & Pharmaceutical Co., Ltd.	28,330	52,756
Standard Foods Corp.	156,002	181,565
Stark Technology, Inc.	42,800	148,451
Sun Race Sturmey-Archer, Inc.	10,000	9,203
#Sun Yad Construction Co., Ltd.	72,325	22,744
Sunfun Info Co., Ltd.	3,000	16,510
Sunjuice Holdings Co., Ltd.	5,000	34,376
#SunMax Biotechnology Co., Ltd.	22,000	131,586
Sunny Friend Environmental Technology Co., Ltd.	57,608	183,827
#Sunonwealth Electric Machine Industry Co., Ltd.	78,000	209,218
#Sunplus Technology Co., Ltd.	152,000	141,057
Sunrex Technology Corp.	68,581	104,452
Superior Plating Technology Co., Ltd.	9,000	16,316
#Supreme Electronics Co., Ltd.	500,285	857,587
Swancor Holding Co., Ltd.	39,000	103,647
Sweeten Real Estate Development Co., Ltd.	48,864	37,211
Symtek Automation Asia Co., Ltd.	27,051	82,817
Syncmold Enterprise Corp.	49,750	102,767
#Synmosa Biopharma Corp.	114,029	132,012
Synnex Technology International Corp.	400,810	848,949
*Sysgration	9,000	8,893
Systex Corp.	64,000	197,318
TA Chen Stainless Pipe	938,032	1,071,500
Ta Liang Technology Co., Ltd.	23,690	32,940
#Ta Ya Electric Wire & Cable	720,568	710,904
TAI Roun Products Co., Ltd.	18,000	7,492
TA-I Technology Co., Ltd.	50,064	68,687
*Tai Tung Communication Co., Ltd.	69,847	35,963
#Taichung Commercial Bank Co., Ltd.	1,599,904	725,099
TaiDoc Technology Corp.	18,323	80,500
Taiflex Scientific Co., Ltd.	90,640	116,112
Taimide Tech, Inc.	34,252	40,393
Tainan Enterprises Co., Ltd.	51,000	48,744
Tainan Spinning Co., Ltd.	799,171	349,876
Tai-Saw Technology Co., Ltd.	31,000	25,280
Taishin Financial Holding Co., Ltd.	5,149,243	2,738,537
TaiSol Electronics Co., Ltd.	19,000	35,089
Taisun Enterprise Co., Ltd.	100,000	61,970
Taita Chemical Co., Ltd.	147,351	74,959
TAI-TECH Advanced Electronics Co., Ltd.	4,000	12,456
Taiwan Business Bank	1,992,950	783,416
Taiwan Cement Corp.	1,224,184	1,217,202
Taiwan Chinsan Electronic Industrial Co., Ltd.	46,684	50,448
Taiwan Cogeneration Corp.	157,680	192,026
Taiwan Cooperative Financial Holding Co., Ltd.	1,212,296	940,011
Taiwan Environment Scientific Co., Ltd.	20,000	37,922
Taiwan FamilyMart Co., Ltd.	30,000	172,036
Taiwan Fertilizer Co., Ltd.	265,000	484,492
Taiwan Fire & Marine Insurance Co., Ltd.	114,040	84,910

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Taiwan FU Hsing Industrial Co., Ltd.	70,000	$93,233
*Taiwan Glass Industry Corp.	386,671	217,566
Taiwan High Speed Rail Corp.	515,000	466,811
Taiwan Hon Chuan Enterprise Co., Ltd.	169,421	524,952
#Taiwan Hopax Chemicals Manufacturing Co., Ltd.	125,000	137,968
*»Taiwan Land Development Corp.	371,640	5,758
Taiwan Line Tek Electronic	34,000	40,305
Taiwan Mask Corp.	105,000	220,133
Taiwan Mobile Co., Ltd.	218,800	646,248
Taiwan Navigation Co., Ltd.	103,000	87,011
Taiwan Paiho, Ltd.	101,892	180,318
Taiwan PCB Techvest Co., Ltd.	176,800	231,118
Taiwan Sakura Corp.	72,512	142,185
Taiwan Sanyo Electric Co., Ltd.	55,750	64,800
Taiwan Secom Co., Ltd.	139,330	506,889
Taiwan Semiconductor Co., Ltd.	169,000	405,371
Taiwan Semiconductor Manufacturing Co., Ltd.	1,273,465	20,769,631
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	294,861	25,449,453
Taiwan Styrene Monomer	273,832	130,014
Taiwan Surface Mounting Technology Corp.	218,867	616,755
Taiwan Taxi Co., Ltd.	16,800	53,091
#*Taiwan TEA Corp.	361,704	220,803
#Taiwan Union Technology Corp.	152,000	499,090
Taiwan-Asia Semiconductor Corp.	199,005	274,870
Taiyen Biotech Co., Ltd.	48,000	49,206
*Tatung Co., Ltd.	633,000	698,671
TCI Co., Ltd.	18,218	97,170
Tehmag Foods Corp.	12,650	112,128
TEKOM Technologies, Inc.	14,350	50,879
Test Research, Inc.	75,532	139,956
Test Rite International Co., Ltd.	119,389	73,801
*Tex-Ray Industrial Co., Ltd.	59,000	20,373
Thermaltake Technology Co., Ltd.	25,294	28,776
#Thinking Electronic Industrial Co., Ltd.	37,000	155,711
Thye Ming Industrial Co., Ltd.	46,080	77,712
Tofu Restaurant Co., Ltd.	6,720	53,039
Ton Yi Industrial Corp.	388,200	187,906
Tong Hsing Electronic Industries, Ltd.	66,544	274,916
#Tong Yang Industry Co., Ltd.	464,040	1,048,686
Tong-Tai Machine & Tool Co., Ltd.	29,159	15,508
Top Union Electronics Corp.	19,797	18,830
Topco Scientific Co., Ltd.	61,677	321,363
Topco Technologies Corp.	19,000	40,536
Topkey Corp.	53,000	263,080
Topoint Technology Co., Ltd.	23,000	18,827
Toung Loong Textile Manufacturing	40,800	27,234
Transcend Information, Inc.	91,483	207,025
Transcom, Inc.	8,800	42,732
Tripod Technology Corp.	211,970	1,078,312
*TrueLight Corp.	8,041	7,103
Tsang Yow Industrial Co., Ltd.	31,000	30,584
Tsann Kuen Enterprise Co., Ltd.	20,987	24,944
TSC Auto ID Technology Co., Ltd.	16,089	115,329
#TSEC Corp.	179,139	156,854
TSRC Corp.	294,717	208,078
TTET Union Corp.	15,000	65,207
TTFB Co., Ltd.	13,073	95,322
TTY Biopharm Co., Ltd.	82,267	212,801

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Tul Corp.	7,000	$19,510
Tung Ho Steel Enterprise Corp.	411,510	824,669
Tung Ho Textile Co., Ltd.	17,000	9,120
Tung Thih Electronic Co., Ltd.	16,000	65,362
TURVO International Co., Ltd.	18,135	74,922
#TXC Corp.	157,411	465,414
TYC Brother Industrial Co., Ltd.	111,000	127,991
*Tycoons Group Enterprise	142,949	51,785
*Tyntek Corp.	109,167	60,583
UDE Corp.	36,000	55,607
#U-Ming Marine Transport Corp.	397,000	542,226
Unic Technology Corp.	49,000	31,272
Unictron Technologies Corp.	5,000	15,570
#Unimicron Technology Corp.	613,356	2,704,175
Union Bank Of Taiwan	994,492	404,726
*Union Insurance Co., Ltd.	25,000	27,478
Uni-President Enterprises Corp.	1,115,947	2,336,143
Unitech Computer Co., Ltd.	20,000	19,917
#Unitech Printed Circuit Board Corp.	1,914,240	1,091,828
United Integrated Services Co., Ltd.	97,000	717,743
#United Microelectronics Corp.	4,081,453	5,813,570
#United Microelectronics Corp., Sponsored ADR	24,159	172,012
United Orthopedic Corp.	40,924	84,031
United Radiant Technology	28,000	15,366
#United Recommend International Co., Ltd.	24,773	66,448
#United Renewable Energy Co., Ltd.	146,808	67,441
*<»Unity Opto Technology Co., Ltd.	115,929	—
Univacco Technology, Inc.	20,000	16,587
Universal Cement Corp.	208,410	162,886
Universal Microwave Technology, Inc.	3,000	15,585
Universal Vision Biotechnology Co., Ltd.	32,468	297,302
UPC Technology Corp.	364,181	165,613
UPI Semiconductor Corp.	19,000	140,882
Userjoy Technology Co., Ltd.	11,550	27,170
USI Corp.	562,861	334,055
U-Tech Media Corp.	23,000	10,849
Utechzone Co., Ltd.	22,000	46,937
UVAT Technology Co., Ltd.	12,000	18,221
Value Valves Co., Ltd.	8,000	22,223
Vanguard International Semiconductor Corp.	512,000	1,106,558
Ve Wong Corp.	8,000	10,618
Ventec International Group Co., Ltd.	23,000	59,849
Visco Vision, Inc.	27,000	154,000
Visual Photonics Epitaxy Co., Ltd.	182,475	827,002
Voltronic Power Technology Corp.	24,543	979,904
Wafer Works Corp.	325,116	437,030
Waffer Technology Corp.	22,270	74,153
Wah Hong Industrial Corp.	30,000	35,748
Wah Lee Industrial Corp.	80,580	234,274
Walsin Lihwa Corp.	1,108,019	1,173,438
Walsin Technology Corp.	159,000	512,271
Walton Advanced Engineering, Inc.	143,000	65,691
Wan Hai Lines, Ltd.	272,623	388,321
*We&Win Diversification Co., Ltd.	35,000	27,409
Wei Chuan Foods Corp.	171,000	97,534
#Weikeng Industrial Co., Ltd.	492,076	408,104
Well Shin Technology Co., Ltd.	44,000	65,997
WELLELL, Inc.	39,000	32,705

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Wha Yu Industrial Co., Ltd.	19,000	$10,837
Wholetech System Hitech, Ltd.	15,000	22,869
Win Semiconductors Corp.	77,868	348,107
Winbond Electronics Corp.	1,567,117	1,205,475
Winmate, Inc.	9,000	31,355
Winstek Semiconductor Co., Ltd.	30,000	77,879
*<»Wintek Corp.	312,087	—
#WinWay Technology Co., Ltd.	12,000	234,931
Wisdom Marine Lines Co., Ltd.	445,070	572,203
Wistron Corp.	1,260,506	3,474,310
Wistron Information Technology & Services Corp.	12,791	42,788
Wistron NeWeb Corp.	226,113	888,836
Wiwynn Corp.	27,000	1,265,300
Wonderful Hi-Tech Co., Ltd.	16,000	14,626
Wowprime Corp.	56,075	413,193
#WPG Holdings, Ltd.	514,756	1,136,320
#WT Microelectronics Co., Ltd.	108,836	397,628
WW Holding, Inc.	10,000	26,360
*XAC Automation Corp.	13,000	8,477
XinTec, Inc.	65,000	231,463
Ya Horng Electronic Co., Ltd.	8,000	11,987
Yageo Corp.	119,930	1,944,911
Yankey Engineering Co., Ltd.	22,558	183,955
YC INOX Co., Ltd.	177,400	143,572
YCC Parts Manufacturing Co., Ltd.	14,000	25,510
Yea Shin International Development Co., Ltd.	120,793	96,083
*Yeh-Chiang Technology Corp.	10,000	8,787
Yem Chio Co., Ltd.	156,000	76,954
Yen Sun Technology Corp.	21,000	24,927
*Yeong Guan Energy Technology Group Co., Ltd.	28,515	44,836
YFC-Boneagle Electric Co., Ltd.	46,918	38,405
#YFY, Inc.	717,000	658,751
Yi Shin Textile Industrial Co., Ltd.	8,000	6,413
Yieh Phui Enterprise Co., Ltd.	929,026	442,530
Yonyu Plastics Co., Ltd.	36,400	35,126
Youngtek Electronics Corp.	51,120	90,151
Yuanta Financial Holding Co., Ltd.	2,680,529	2,008,227
Yuanta Futures Co., Ltd.	42,536	76,981
Yuen Foong Yu Consumer Products Co., Ltd.	11,000	12,718
Yulon Motor Co., Ltd.	287,919	657,771
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	45,198
Yungshin Construction & Development Co., Ltd.	55,000	140,913
YungShin Global Holding Corp.	74,950	102,252
Yusin Holding Corp.	11,000	37,136
Zeng Hsing Industrial Co., Ltd.	35,461	116,983
Zenitron Corp.	87,000	84,492
Zero One Technology Co., Ltd.	45,211	84,331
#Zhen Ding Technology Holding, Ltd.	308,050	926,002
*Zhong Yang Technology Co., Ltd.	11,000	13,125
Zig Sheng Industrial Co., Ltd.	200,543	61,520
*Zinwell Corp.	136,000	99,793
Zippy Technology Corp.	20,000	27,994
Zyxel Group Corp.	177,906	299,481

TOTAL TAIWAN		312,751,144

THAILAND — (0.6%)
AAPICO Hitech PCL, Class F	102,190	79,608
Advanced Info Service PCL	3,200	19,587
Advanced Info Service PCL, Class F	80,100	490,283

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Advanced Information Technology PCL, Class F	594,750	$71,484
After You PCL	113,500	29,684
*Airports of Thailand PCL, Class F	177,700	330,012
*AJ Plast PCL	93,100	16,578
Allianz Ayudhya Capital PCL, Class F	3,900	3,960
Amata Corp. PCL	81,700	54,099
Amata Corp. PCL, Class F	331,000	219,178
*Ananda Development PCL, Class F	1,923,900	39,610
AP Thailand PCL	1,199,504	360,427
AP Thailand PCL	516,100	155,078
Asia Plus Group Holdings PCL—NVDR	7,200	549
Asia Plus Group Holdings PCL, Class F	988,400	75,349
Asian Insulators PCL	104,160	12,229
Asphere Innovations PCL, Class F	76,400	14,773
Asset World Corp. PCL, Class F	256,700	24,711
Assetwise PCL, Class F	119,200	28,521
Bangchak Corp. PCL	329,200	377,812
Bangchak Corp. PCL, Class F	414,300	475,478
Bangkok Bank PCL	9,500	41,629
Bangkok Bank PCL, Class F	103,100	451,784
Bangkok Chain Hospital PCL, Class F	408,175	228,262
Bangkok Dusit Medical Services PCL—NVDR	124,500	91,792
Bangkok Dusit Medical Services PCL, Class F	773,200	570,072
Bangkok Expressway & Metro PCL, Class F	541,702	119,064
Bangkok Insurance PCL, Class F	25,300	210,467
*Bangkok Land PCL—NVDR	232,200	4,458
*Bangkok Land PCL, Class F	6,334,500	121,606
*Bangkok Ranch PCL, Class F	202,500	13,860
Banpu PCL	3,908,350	826,416
Banpu PCL, Class F	1,922,500	406,510
BCPG PCL	316,300	77,882
BEC World PCL	597,315	89,741
Berli Jucker PCL, Class F	273,800	215,201
*Better World Green PCL	801,100	11,590
*Beyond Securities PCL, Class F	56,100	6,399
BG Container Glass PCL, Class F	99,700	24,410
Brooker Group PCL (The)	1,153,500	12,837
BTS Group Holdings PCL	805,600	166,981
Bumrungrad Hospital PCL—NVDR	36,000	260,416
Bumrungrad Hospital PCL, Class F	64,800	468,749
Business Online PCL, Class F	54,500	14,557
Cal-Comp Electronics Thailand PCL	1,752,645	74,119
Carabao Group PCL, Class F	71,000	133,338
Central Pattana PCL, Class F	173,600	301,871
*Central Plaza Hotel PCL, Class F	61,800	77,374
Central Retail Corp. PCL, Class F	202,991	207,552
CH Karnchang PCL, Class F	408,100	247,523
Charoen Pokphand Foods PCL, Class F	731,300	380,477
#Chularat Hospital PCL	2,654,400	233,370
CIMB Thai Bank PCL	487,400	8,136
CK Power PCL, Class F	965,000	81,082
Com7 PCL, Class F	388,400	289,064
Communication & System Solution PCL, Class F	264,000	6,537
*Country Group Development PCL	2,367,400	20,419
CP ALL PCL, Class F	229,100	352,167
Delta Electronics Thailand PCL	185,300	407,281
Dhipaya Group Holdings PCL	254,700	240,935
Diamond Building Products PCL	87,500	18,745

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Don Muang Tollway PCL, Class F	91,200	$30,195
Dynasty Ceramic PCL, Class F	2,447,738	108,281
Eastern Water Resources Development and Management PCL, Class F	247,100	28,874
Ekachai Medical Care PCL	198,809	42,314
Electricity Generating PCL	19,200	65,171
Energy Absolute PCL	156,500	182,875
Energy Absolute PCL	24,000	28,045
*Erawan Group PCL (The)	878,700	127,126
Exotic Food PCL, Class F	40,500	34,931
#Forth Corp. PCL	156,500	97,098
Forth Smart Service PCL, Class F	177,000	37,673
GFPT PCL	272,100	77,218
Global Green Chemicals PCL, Class F	90,900	19,979
Global Power Synergy PCL, Class F	53,128	57,647
*Green Tech Ventures PCL, Class F	10,600	50
Gulf Energy Development PCL, Class F	63,600	76,531
Gulf Energy Development PCL, Class R	33,600	40,431
Gunkul Engineering PCL	1,894,840	120,199
Haad Thip PCL	86,600	37,587
Haad Thip PCL, Class F	28,900	12,543
#Hana Microelectronics PCL	153,200	222,709
Hana Microelectronics PCL, Class F	251,900	366,190
Home Product Center PCL	842,857	279,057
Ichitan Group PCL, Class F	150,200	63,937
Index Livingmall PCL, Class F	71,900	45,209
Indorama Ventures PCL, Class F	402,700	265,535
Interlink Communication PCL	89,150	17,610
Interlink Telecom PCL	135,775	8,235
Interpharma PCL	114,500	30,423
#IRPC PCL	4,158,000	222,115
*Italian-Thai Development PCL, Class F	2,790,643	96,276
#Jaymart Group Holdings PCL, Class F	168,600	76,930
Jubilee Enterprise PCL, Class F	14,800	7,494
Karmarts PCL, Class F	404,300	119,234
*Kaset Thai International Sugar Corp. PCL	51,200	5,328
Kasikornbank PCL	34,400	125,857
Kasikornbank PCL—NVDR	37,200	136,101
KCE Electronics PCL	34,800	49,137
KCE Electronics PCL, Class F	241,400	340,851
KGI Securities Thailand PCL, Class F	661,800	81,016
Khon Kaen Sugar Industry PCL, Class F	1,519,184	120,884
#Kiatnakin Phatra Bank PCL, Class F	112,300	153,878
Krung Thai Bank PCL, Class F	537,775	281,287
Krungthai Card PCL	108,600	132,190
Ladprao General Hospital PCL	51,300	7,108
Lalin Property PCL, Class F	260,500	59,793
Lam Soon Thailand PCL, Class F	77,800	10,563
Land & Houses PCL	280,200	58,858
Land & Houses PCL, Class F	1,139,000	239,256
Lanna Resources PCL	155,350	63,536
LH Financial Group PCL, Class F	1,532,800	42,219
*Loxley PCL, Class F	677,675	29,979
#LPN Development PCL	882,200	97,688
LPN Development PCL	65,800	7,286
Major Cineplex Group PCL	206,700	87,413
*Master Ad PCL, Class F	1,572,700	21,003
MBK PCL	402,608	179,223
MC Group PCL, Class F	189,500	64,322

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
MCS Steel PCL	202,200	$36,848
Mega Lifesciences PCL	214,900	243,644
Minor International PCL—NVDR	28,800	22,436
Minor International PCL, Class F	456,392	355,539
MK Restaurants Group PCL, Class F	58,100	65,467
*Mono Next PCL, Class F	342,700	7,151
Netbay PCL, Class F	51,000	28,662
Noble Development PCL, Class F	329,700	31,739
*Nusasiri PCL	1,707,900	17,106
Origin Property PCL, Class F	411,500	102,467
#Osotspa PCL—NVDR	92,900	60,740
Plan B Media PCL, Class F	1,011,164	229,282
*Platinum Group PCL (The), Class F	626,400	50,192
Polyplex Thailand PCL	146,200	40,269
*Power Solution Technologies PCL	802,000	20,082
Praram 9 Hospital PCL, Class F	86,300	38,657
Premier Marketing PCL	191,000	44,107
Prima Marine PCL	755,300	127,135
Prima Marine PCL—NVDR, Class R	126,500	21,293
*Principal Capital PCL, Class F	136,700	16,506
Property Perfect PCL	5,639,224	47,069
Pruksa Holding PCL	313,500	109,028
*PSG Corp. PCL, Class F	2,666,400	48,220
PTG Energy PCL—NVDR	453,100	102,741
PTG Energy PCL, Class F	56,900	12,902
PTT Exploration & Production PCL	98,700	450,353
PTT Exploration & Production PCL, Class F	278,385	1,270,227
PTT Global Chemical PCL	98,800	94,835
PTT Global Chemical PCL, Class F	147,145	141,240
PTT Oil & Retail Business PCL, Class F	77,700	39,561
PTT PCL	2,303,900	2,131,312
PTT PCL	1,076,640	995,988
Quality Houses PCL, Class F	4,092,709	255,065
R&B Food Supply PCL, Class F	90,200	27,354
*Rabbit Holdings PCL, Class F	649,800	9,040
*Raimon Land PCL	859,600	10,762
Rajthanee Hospital PCL	74,800	54,109
Ratch Group PCL, Class F	60,700	54,464
Ratchaphruek Hospital PCL	297,100	52,076
Regional Container Lines PCL, Class F	244,300	133,221
Rojana Industrial Park PCL, Class F	300,290	50,128
RS PCL	288,520	109,171
*S Hotels & Resorts PCL, Class F	587,900	38,602
Sabina PCL	75,100	50,983
Sahamitr Pressure Container PCL, Class F	80,300	23,682
*Samart Corp. PCL	60,001	7,278
Sansiri PCL	4,896,033	208,414
Sansiri PCL—NVDR	7,107,600	302,556
Sappe PCL, Class F	66,500	141,076
SC Asset Corp. PCL	876,762	82,450
SCB X PCL	128,300	351,605
SCG Ceramics PCL, Class F	386,900	23,251
SCG Packaging PCL	148,300	148,537
SCGJWD Logistics PCL	143,300	46,248
*SEN X PCL, Class F	719,000	11,202
Sena Development PCL	340,100	22,331
Sermsang Power Corp. Co., Ltd.	181,669	29,063
Siam Cement PCL (The)	25,100	201,121

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Siam Cement PCL (The) – NVDR	11,400	$91,346
Siam City Cement PCL, Class F	41,135	152,786
Siam Global House PCL	245,557	107,945
*Siam Wellness Group PCL, Class F	170,350	56,400
Siamgas & Petrochemicals PCL	488,800	108,116
Sikarin PCL, Class F	242,600	70,872
Singer Thailand PCL, Class F	171,900	41,609
Singha Estate PCL	1,559,564	38,184
SiS Distribution Thailand PCL, Class F	55,100	28,820
SISB PCL, Class F	102,500	83,414
SNC Former PCL, Class F	105,200	28,391
Somboon Advance Technology PCL, Class F	163,550	80,541
SPCG PCL	257,400	92,383
Sri Trang Agro-Industry PCL	262,560	105,192
Sri Trang Agro-Industry PCL, Class F	280,720	112,468
Sri Trang Gloves Thailand PCL, Class F	151,800	24,707
Srinanaporn Marketing PCL, Class F	215,700	97,220
Srithai Superware PCL, Class F	333,400	10,389
Srivichai Vejvivat PCL	109,300	22,503
Star Petroleum Refining PCL	332,900	68,539
Stars Microelectronics Thailand PCL	417,700	56,015
Supalai PCL	179,800	92,045
Supalai PCL	624,775	319,840
*Super Energy Corp. PCL, Class F	4,854,400	58,076
Susco PCL, Class F	526,100	66,161
SVI PCL	217,200	41,999
TAC Consumer PCL	175,900	21,142
Taokaenoi Food & Marketing PCL, Class F	147,000	42,126
Tata Steel Thailand PCL, Class F	754,700	16,798
Thai Oil PCL	250,377	327,404
Thai Oil PCL	84,986	111,131
*Thai Reinsurance PCL, Class F	426,400	9,253
Thai Solar Energy PCL	96	5
#Thai Union Group PCL—NVDR	1,200,500	450,908
Thai Union Group PCL, Class F	929,740	349,210
Thai Vegetable Oil PCL, Class F	260,860	153,137
Thai Wah PCL, Class F	109,900	12,292
Thaicom PCL	219,700	76,407
Thaifoods Group PCL, Class F	378,474	33,696
Thaire Life Assurance PCL, Class F	280,172	24,632
Thanachart Capital PCL, Class F	153,200	208,856
Thonburi Healthcare Group PCL, Class F	75,700	131,107
Thoresen Thai Agencies PCL, Class F	591,351	84,731
Tipco Asphalt PCL, Class F	403,919	211,273
TISCO Financial Group PCL, Class F	100,900	270,199
TKS Technologies PCL	242,900	44,603
TMBThanachart Bank PCL	6,415,606	298,089
TMT Steel PCL, Class F	187,600	31,578
TOA Paint Thailand PCL	5,900	3,546
TPC Power Holding PCL, Class F	56,000	9,192
TPI Polene PCL, Class F	2,576,200	98,912
TPI Polene Power PCL	1,461,600	134,194
TQM Alpha PCL, Class F	126,700	107,515
Triple i Logistics PCL	29,333	8,651
*Triton Holding PCL	1,752,600	6,827
*True Corp. PCL, Class F	3,718,636	625,937
*True Corp. PCL, Class R	995,029	167,488
TTCL PCL	313,300	32,426

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
TTW PCL	454,300	$114,389
Union Auction PCL, Class F	87,400	24,195
*Unique Engineering & Construction PCL	326,045	25,218
United Paper PCL	133,000	39,594
Univanich Palm Oil PCL, Class F	449,200	103,106
Univentures PCL	288,800	16,552
Vanachai Group PCL, Class F	244,900	25,211
VGI PCL	1,625,070	86,809
Vibhavadi Medical Center PCL, Class F	133,100	7,369
WHA Corp. PCL, Class F	1,753,700	243,959
Workpoint Entertainment PCL, Class F	92,100	27,162
*XSpring Capital PCL, Class F	2,490,600	60,979
YGGDRAZIL Group PCL, Class F	144,300	30,110

TOTAL THAILAND		32,244,647

TURKEY — (0.3%)
Agesa Hayat ve Emeklilik AS	4,841	10,078
Akbank TAS	1,117,912	1,164,033
Akcansa Cimento AS	7,178	42,775
*Akenerji Elektrik Uretim AS	—	—
Aksa Akrilik Kimya Sanayii AS	76,816	240,554
Aksa Enerji Uretim AS	80,778	100,042
Alarko Holding AS	14,163	50,660
*Albaraka Turk Katilim Bankasi AS	114,602	16,850
Alkim Alkali Kimya AS	52,781	69,920
*Anadolu Anonim Turk Sigorta Sirketi	68,078	141,724
Anadolu Hayat Emeklilik AS	18,436	30,626
Arcelik AS	27,622	132,581
Aselsan Elektronik Sanayi Ve Ticaret AS	54,978	80,332
Aygaz AS	9,057	43,982
*Baticim Bati Anadolu Cimento Sanayii AS	1	3
Bera Holding AS	258,636	156,410
*Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	44,015	68,917
BIM Birlesik Magazalar AS	65,051	625,385
*Borusan Mannesmann Boru Sanayi ve Ticaret AS	15,959	520,634
*Bursa Cimento Fabrikasi AS	303,385	100,689
Celebi Hava Servisi AS	471	17,142
Cemtas Celik Makina Sanayi Ve Ticaret AS	51,639	21,701
Cimsa Cimento Sanayi VE Ticaret AS	28,336	36,816
Coca-Cola Icecek AS	34,991	454,876
Deva Holding AS	15,335	44,905
Dogan Sirketler Grubu Holding AS	1	—
*Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	71,748	31,547
Dogus Otomotiv Servis ve Ticaret AS	6,811	59,822
EGE Endustri VE Ticaret AS	615	192,594
EGE Gubre Sanayii AS	8,795	39,914
ΩEnerjisa Enerji AS	62,099	106,758
Enka Insaat ve Sanayi AS	31,858	34,253
Erbosan Erciyas Boru Sanayii ve Ticaret AS	—	—
*Eregli Demir ve Celik Fabrikalari TAS	194,788	260,656
*Fenerbahce Futbol AS	1	2
Ford Otomotiv Sanayi AS	9,472	263,242
Global Yatirim Holding AS	259,337	110,086
*Goodyear Lastikleri TAS	19,697	14,550
*Hektas Ticaret TAS	611,153	473,495
*Ihlas Holding AS	1	—
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	17,144	13,719
*Is Finansal Kiralama AS	1	—
Is Yatirim Menkul Degerler AS	177,841	266,641

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*Izmir Demir Celik Sanayi AS	299,453	$63,399
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	38,156	34,821
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	202,304	178,474
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	104,136	78,398
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	49,436	35,226
*Karsan Otomotiv Sanayii Ve Ticaret AS	48,611	16,374
*Kerevitas Gida Sanayi ve Ticaret AS	46,554	18,182
KOC Holding AS	131,036	633,579
*Konya Cimento Sanayii AS	68	18,953
Kordsa Teknik Tekstil AS	17,804	52,545
Koza Altin Isletmeleri AS	151,641	117,699
Logo Yazilim Sanayi Ve Ticaret AS	48,180	108,986
ΩMavi Giyim Sanayi Ve Ticaret AS, Class B	75,822	255,931
Migros Ticaret AS	37,856	451,846
*ΩMLP Saglik Hizmetleri AS	36,911	199,475
*NET Holding AS	54,626	38,615
Nuh Cimento Sanayi AS	9,366	113,215
*ODAS Elektrik Uretim ve Sanayi Ticaret AS	316,957	132,305
*Otokar Otomotiv Ve Savunma Sanayi A.S.	13,740	194,012
*Oyak Cimento Fabrikalari AS	105,502	266,059
*Pegasus Hava Tasimaciligi AS	16,336	407,061
*Petkim Petrokimya Holding AS	324,801	225,927
Polisan Holding AS	—	—
*Reysas Tasimacilik ve Lojistik Ticaret AS	34,500	38,167
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,633	83,252
*Sasa Polyester Sanayi AS	5,129	7,751
Sekerbank Turk AS	49,445	11,622
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	72,493	135,927
Sok Marketler Ticaret AS	116,098	245,387
*TAV Havalimanlari Holding AS	65,370	264,782
Tekfen Holding AS	21,625	31,215
*Teknosa Ic Ve Dis Ticaret AS	42,046	47,258
Tofas Turk Otomobil Fabrikasi AS	31,476	267,781
*Tukas Gida Sanayi ve Ticaret AS	220,600	60,739
*Tumosan Motor ve Traktor Sanayi AS	6,120	20,960
*Turk Hava Yollari AO	178,158	1,368,325
*Turk Telekomunikasyon AS	127,243	86,395
Turk Traktor ve Ziraat Makineleri AS	5,829	149,336
*Turkcell Iletisim Hizmetleri AS	114,829	194,813
#Turkiye Garanti Bankasi AS	53,351	88,627
Turkiye Is Bankasi AS	270,333	200,461
Turkiye Petrol Rafinerileri AS	167,956	842,368
Turkiye Sigorta AS	8,803	11,649
Turkiye Sise ve Cam Fabrikalari AS	165,626	277,129
*Ulker Biskuvi Sanayi AS	135,931	348,322
Vestel Beyaz Esya Sanayi ve Ticaret AS	54,863	32,519
*Vestel Elektronik Sanayi ve Ticaret AS	44,542	95,955
Yapi ve Kredi Bankasi AS	884,931	539,227
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	54,229	57,348
*Zorlu Enerji Elektrik Uretim AS	435,458	81,573

TOTAL TURKEY		15,268,884

UNITED ARAB EMIRATES — (0.5%)
Abu Dhabi Commercial Bank PJSC	477,220	1,043,310
Abu Dhabi Islamic Bank PJSC	698,169	1,957,838
Abu Dhabi National Hotels	1,054,020	275,773
Abu Dhabi National Insurance Co. PSC	17,502	28,733
Abu Dhabi National Oil Co. for Distribution PJSC	1,033,427	945,362
ADNOC Drilling Co. PJSC	409,137	405,461

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (Continued)
Agthia Group PJSC	255,902	$310,036
Air Arabia PJSC	1,395,587	995,491
*Ajman Bank PJSC	1,170,921	653,522
Aldar Properties PJSC	1,251,242	1,771,429
*Alpha Dhabi Holding PJSC	3,116	16,017
Amanat Holdings PJSC	1,068,186	289,367
*Apex Investment Co. PSC	173,517	85,507
*<»Arabtec Holding PJSC	125,089	—
Aramex PJSC	431,491	270,196
Burjeel Holdings PLC	541,599	429,092
Dana Gas PJSC	3,671,904	809,758
*Deyaar Development PJSC	1,191,925	190,812
Dubai Financial Market PJSC	604,683	215,664
Dubai Investments PJSC	1,055,107	649,208
Dubai Islamic Bank PJSC	1,674,217	2,461,414
Emaar Development PJSC	768,664	1,297,500
Emaar Properties PJSC	2,900,530	5,283,024
Emirates Driving Co.	3,376	23,897
Emirates Integrated Telecommunications Co. PJSC	42,461	62,195
Emirates NBD Bank PJSC	639,987	2,953,384
Emirates Telecommunications Group Co. PJSC	316,974	1,593,068
*EMSTEEL Building Materials PJSC	1,164,933	428,168
Fertiglobe PLC	878,264	767,554
First Abu Dhabi Bank PJSC	258,835	893,555
*Ghitha Holding PJSC	2,500	26,137
*Gulf Navigation Holding PJSC	78,707	154,285
*Islamic Arab Insurance Co.	133,838	21,499
*Manazel PJSC	1,402,278	138,204
National Bank of Ras Al-Khaimah PSC (The), Class K	17,996	26,825
*National Corp. for Tourism & Hotels	92,260	71,839
*Palms Sports PrJSC	38,397	134,855
*RAK Properties PJSC	1,078,713	314,245
Ras Al Khaimah Ceramics	385,960	255,345
*Union Properties PJSC	1,796,725	161,426

TOTAL UNITED ARAB EMIRATES		28,410,995

UNITED KINGDOM — (7.8%)
4imprint Group PLC	14,187	864,200
Admiral Group PLC	75,090	2,226,003
ΩAirtel Africa PLC	698,259	959,990
Anglo American PLC	200,592	5,103,035
Antofagasta PLC	128,753	2,101,356
Ashmore Group PLC	217,220	446,776
Ashtead Group PLC	108,322	6,183,069
Associated British Foods PLC	75,526	1,856,761
AstraZeneca PLC	2,323	288,930
#AstraZeneca PLC, Sponsored ADR	206,948	13,085,322
ΩAuto Trader Group PLC	333,405	2,513,180
Aviva PLC	478,025	2,306,307
B&M European Value Retail SA	450,345	2,889,727
*Babcock International Group PLC	386,580	1,833,218
BAE Systems PLC	397,709	5,327,882
Balfour Beatty PLC	321,417	1,205,948
Bank of Georgia Group PLC	18,090	730,976
Barclays PLC	456,499	728,980
Barclays PLC, Sponsored ADR	414,296	2,663,923
Barratt Developments PLC	342,495	1,720,164
Beazley PLC	253,512	1,582,720
Bellway PLC	87,929	2,227,833

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Berkeley Group Holdings PLC	45,035	$2,205,573
BP PLC	785,060	4,787,904
BP PLC, Sponsored ADR	655,093	23,963,302
ΩBridgepoint Group PLC	27,217	59,943
British American Tobacco PLC	185,351	5,519,371
#British American Tobacco PLC, Sponsored ADR	30,333	905,743
Britvic PLC	181,195	1,842,512
BT Group PLC	1,715,740	2,347,405
Bunzl PLC	51,912	1,846,936
Burberry Group PLC	84,281	1,730,414
*Carnival PLC	1,613	16,390
*Carnival PLC, Sponsored ADR	3,254	33,712
Centrica PLC	2,799,039	5,342,663
Coca-Cola HBC AG	37,448	968,804
Compass Group PLC	186,633	4,694,700
Computacenter PLC	55,262	1,720,693
ΩConvaTec Group PLC	533,935	1,323,013
Cranswick PLC	30,716	1,302,290
CRH PLC	4,808	257,932
CRH PLC	255,569	13,690,831
Croda International PLC	21,888	1,162,792
*Darktrace PLC	110,163	467,868
DCC PLC	41,752	2,312,800
Dechra Pharmaceuticals PLC	11,192	517,160
#*ΩDeliveroo PLC	147,474	232,637
Diageo PLC	65,168	2,456,947
#Diageo PLC, Sponsored ADR	30,409	4,667,782
Diploma PLC	62,218	2,145,657
*Direct Line Insurance Group PLC	689,181	1,265,297
Domino’s Pizza Group PLC	131,435	547,048
Dowlais Group PLC	281,522	341,612
Drax Group PLC	236,707	1,213,838
DS Smith PLC	585,759	2,027,163
Dunelm Group PLC	76,812	909,236
*easyJet PLC	109,545	486,512
Energean PLC	26,497	273,940
Entain PLC	113,024	1,276,029
*»Evraz PLC	119,565	—
Experian PLC	86,634	2,618,678
*Ferrexpo PLC	2,254	2,072
Fevertree Drinks PLC	2,015	24,549
*Frasers Group PLC	214,261	2,087,751
Fresnillo PLC	40,363	271,242
Games Workshop Group PLC	20,753	2,486,784
Glencore PLC	2,717,173	14,347,504
Grafton Group PLC	93,987	879,425
Grainger PLC	368,052	1,015,593
Greggs PLC	97,283	2,797,727
GSK PLC	66,517	1,176,336
#GSK PLC, ADR	146,095	5,215,592
Haleon PLC	83,169	332,535
#Haleon PLC, ADR	131,064	1,060,309
Halma PLC	63,651	1,425,022
Harbour Energy PLC	72,906	224,530
Hargreaves Lansdown PLC	226,236	1,939,793
Hays PLC	810,071	944,640
Hikma Pharmaceuticals PLC	65,877	1,520,023
Hiscox, Ltd.	124,508	1,417,164

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Howden Joinery Group PLC	374,603	$2,898,275
HSBC Holdings PLC	118,323	850,415
HSBC Holdings PLC, Sponsored ADR	292,862	10,639,676
IMI PLC	222,813	3,960,940
Imperial Brands PLC	327,230	6,952,794
Inchcape PLC	329,286	2,661,139
*Indivior PLC	2,357	43,605
*Indivior PLC	80,167	1,532,132
Informa PLC	181,678	1,568,767
InterContinental Hotels Group PLC	13,389	943,940
#InterContinental Hotels Group PLC, Sponsored ADR	14,070	1,014,869
*International Distributions Services PLC	404,567	1,240,063
Intertek Group PLC	35,471	1,645,500
Investec PLC	362,622	2,006,940
ITV PLC	1,431,603	1,109,358
*IWG PLC	520,822	834,225
J Sainsbury PLC	814,455	2,542,886
JD Sports Fashion PLC	930,565	1,439,717
JET2 PLC	24,423	296,952
Johnson Matthey PLC	46,711	846,817
*ΩJust Eat Takeaway.com NV	1,267	15,313
Kainos Group PLC	31,337	426,649
Kingfisher PLC	871,838	2,219,532
Lancashire Holdings, Ltd.	143,229	987,187
Legal & General Group PLC	1,163,805	2,985,419
*Liberty Global PLC, Class A	12,282	191,108
#*Liberty Global PLC, Class C	30,120	510,835
Lloyds Banking Group PLC	9,783,683	4,741,661
Lloyds Banking Group PLC, Sponsored ADR	88,420	168,882
London Stock Exchange Group PLC	14,648	1,471,732
Man Group PLC	1,060,808	2,825,475
*Marks & Spencer Group PLC	709,240	1,865,832
Melrose Industries PLC	492,361	2,790,105
Mondi PLC	148,298	2,391,555
Mondi PLC	36,917	593,093
Moneysupermarket.com Group PLC	252,838	794,625
National Grid PLC	43,559	517,253
#National Grid PLC, Sponsored ADR	33,259	2,000,529
NatWest Group PLC	542,126	1,172,271
#NatWest Group PLC, ADR	69,267	304,082
Next PLC	23,468	1,960,365
*Ocado Group PLC	87,490	493,983
Pagegroup PLC	286,502	1,305,790
Pearson PLC	118,837	1,372,228
#Pearson PLC, Sponsored ADR	92,949	1,072,632
Pennon Group PLC	25,233	222,446
Persimmon PLC	146,924	1,811,367
Pets at Home Group PLC	233,081	794,189
Phoenix Group Holdings PLC	241,799	1,331,494
*Playtech PLC	158,010	752,757
Prudential PLC	165,325	1,720,856
Prudential PLC, Sponsored ADR	37,636	788,851
QinetiQ Group PLC	337,391	1,355,132
Reckitt Benckiser Group PLC	57,777	3,857,409
Redrow PLC	180,008	1,062,879
RELX PLC	27,096	942,984
RELX PLC	60,337	2,098,883
#RELX PLC, Sponsored ADR	99,530	3,468,620

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Renishaw PLC	13,408	$501,763
Rentokil Initial PLC	476,149	2,408,190
RHI Magnesita NV	1,730	53,213
RHI Magnesita NV	297	9,248
Rightmove PLC	334,935	1,922,391
Rio Tinto PLC	111,181	7,089,627
#Rio Tinto PLC, Sponsored ADR	155,206	9,985,954
*Rolls-Royce Holdings PLC	1,167,425	3,051,369
Rotork PLC	373,957	1,328,657
RS GROUP PLC	296,037	2,432,669
Sage Group PLC (The)	165,438	1,948,479
Schroders PLC	177,116	793,701
Serco Group PLC	777,953	1,349,925
Severn Trent PLC	63,803	2,056,313
Shell PLC	264,097	8,481,164
Shell PLC, ADR	599,762	39,068,497
Smith & Nephew PLC	95,267	1,064,457
Smith & Nephew PLC, Sponsored ADR	16,196	360,199
Smiths Group PLC	71,046	1,391,005
Softcat PLC	80,936	1,242,374
Spectris PLC	39,768	1,495,945
Spirax-Sarco Engineering PLC	17,555	1,745,062
SSE PLC	276,574	5,480,467
*SSP Group PLC	211,169	461,236
St. James’s Place PLC	56,374	437,530
Standard Chartered PLC	548,042	4,189,618
Tate & Lyle PLC	265,930	2,034,569
Taylor Wimpey PLC	1,369,197	1,840,881
Tesco PLC	1,489,143	4,873,460
TP ICAP Group PLC	344,149	656,059
Travis Perkins PLC	163,779	1,469,857
*TUI AG	3,904	19,631
Unilever PLC	16,882	796,676
Unilever PLC	16,305	769,432
Unilever PLC, Sponsored ADR	240,471	11,386,302
United Utilities Group PLC	158,430	2,043,576
Virgin Money UK PLC	731,246	1,321,673
Vistry Group PLC	108,863	933,942
Vodafone Group PLC	3,086,165	2,834,883
*ΩWatches of Switzerland Group PLC	30,296	184,180
Weir Group PLC (The)	96,499	1,998,833
WH Smith PLC	82,406	1,159,944
Whitbread PLC	68,382	2,761,501
*Wise PLC, Class A	13,422	108,405
WPP PLC	83,533	716,229
#WPP PLC, Sponsored ADR	23,331	1,003,933

TOTAL UNITED KINGDOM		437,176,050

UNITED STATES — (0.1%)
ADTRAN Holdings, Inc.	24,591	161,727
Ferguson PLC	32,621	4,880,681
Noble Corp. PLC	7,193	332,587
Sempra Energy	1,108	80,709

TOTAL UNITED STATES		5,455,704

TOTAL COMMON STOCKS		5,424,214,893

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
*Alpargatas SA	131,769	215,565

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Banco ABC Brasil SA	58,588	$217,367
ΩBanco BMG SA	120,795	55,331
Banco Bradesco SA	160,104	444,151
Banco do Estado do Rio Grande do Sul SA, Preference B	169,737	366,872
Banco Pan SA	268,188	373,857
Banco Pine SA	61,499	42,804
*Braskem SA, Preference A	20,100	64,051
Centrais Eletricas Brasileiras SA, Preference B	24,904	189,879
Centrais Eletricas de Santa Catarina SA	4,700	58,035
Cia de Ferro Ligas da Bahia FERBASA	22,894	220,768
Cia de Saneamento do Parana	334,905	289,547
Cia Energetica de Minas Gerais	262,071	610,096
Cia Energetica do Ceara, Preference A	3,232	25,597
Cia Paranaense de Energia, Class B	323,403	538,043
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	58,200	244,548
Eucatex SA Industria e Comercio	49,340	120,342
Gerdau SA	237,909	1,027,023
Grazziotin SA	3,260	16,549
Itau Unibanco Holding SA	285,379	1,517,721
Marcopolo SA	261,033	271,230
Petroleo Brasileiro SA	1,391,908	9,588,515
Raizen SA	891,777	641,910
Randon SA Implementos e Participacoes	91,000	196,869
Schulz SA	65,200	94,898
Taurus Armas SA	29,400	86,282
Track & Field Co. SA	18,510	48,780
Unipar Carbocloro SA	52,619	742,071
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Preference A	101,272	132,740

TOTAL BRAZIL		18,441,441

CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	10,803	14,196
Embotelladora Andina SA, Preference B	17,885	36,252
Sociedad Quimica y Minera de Chile SA, Class B	521	25,124

TOTAL CHILE		75,572

COLOMBIA — (0.0%)
Bancolombia SA	12,471	79,585
Grupo Aval Acciones y Valores SA	484,256	53,847
Grupo de Inversiones Suramericana SA	11,572	33,595

TOTAL COLOMBIA		167,027

GERMANY — (0.3%)
Bayerische Motoren Werke AG	12,946	1,096,771
ΩDr. Ing. h.c. F. Porsche AG	8,637	753,536
Draegerwerk AG & Co. KGaA	6,137	308,449
Einhell Germany AG, Class P	808	113,419
FUCHS PETROLUB SE	33,467	1,355,561
Henkel AG & Co. KGaA	20,859	1,501,031
Jungheinrich AG	35,538	951,867
Porsche Automobil Holding SE	19,691	877,288
#Sartorius AG	4,248	1,060,574
Schaeffler AG	2,619	13,520
Sixt SE	10,712	614,819
STO SE & Co. KGaA	1,263	163,938
Villeroy & Boch AG	6,080	113,751
Volkswagen AG	41,760	4,406,546

TOTAL GERMANY		13,331,070

INDIA — (0.0%)
*<»TVS Holdings Pvt, Ltd.	233	29

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*TVS Holdings, Ltd.	233,160	$29,124

TOTAL INDIA		29,153

PHILIPPINES — (0.0%)
Cebu Air, Inc.	59,627	33,418

TOTAL PHILIPPINES		33,418

THAILAND — (0.0%)
*Rabbit Holdings PCL	3,207,900	46,410

TOTAL THAILAND		46,410

TOTAL PREFERRED STOCKS		32,124,091

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<»AVJennings, Ltd. 11/02/2023	16,815	—

TOTAL AUSTRALIA		—

AUSTRIA — (0.0%)
*<»Strabag SE 1/1/2027	9,744	—

TOTAL AUSTRIA		—

BRAZIL — (0.0%)
*Localiza Rent A Car SA 11/13/2023	51	71

TOTAL BRAZIL		71

CANADA — (0.0%)
*»Constellation Software, Inc. 03/31/2040	1,839	—

TOTAL CANADA		—

FINLAND — (0.0%)
*Finnair OYJ 11/20/2023	72,691	28,629

TOTAL FINLAND		28,629

ITALY — (0.0%)
#*»Webuild SpA 08/02/2030	2,724	—

TOTAL ITALY		—

KOREA, REPUBLIC OF — (0.0%)
*Amicogen, Inc. 12/06/2023	875	2,274
*Cosmoam&T Co., Ltd. 11/08/2023	128	1,573
*Ecoplastic Corp. 11/8/2023	3,338	3,967
*Hanwha Ocean Co., Ltd. 11/10/2023	3,196	4,141

TOTAL KOREA, REPUBLIC OF		11,955

KUWAIT — (0.0%)
*Gulf Bank KSCP 11/13/2023	36,076	746

TOTAL KUWAIT		746

MALAYSIA — (0.0%)
*CAB Cakaran Corp. BHD 05/31/2028	21,133	1,020

TOTAL MALAYSIA		1,020

NORWAY — (0.0%)
*<»Solstad Offshore ASA 12/31/2023	23,029	—

TOTAL NORWAY		—

SPAIN — (0.0%)
*»Ferrovial SE Scrip 11/10/2023	56,376	25,481
*Vidrala SA 11/3/2023	8,465	31,182

TOTAL SPAIN		56,663

TAIWAN — (0.0%)
*Concord International 11/27/2023	4,362	310
*Farglory F T Z Invest 11/08/2023	4,190	833
*Gudeng Precision Industry 11/28/2023	344	382
*Phoenix Silicon Inter 11/20/2023	4,524	530

DIMENSIONAL WORLD EX U.S. CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Tai Tung Communication Co. 11/2/2023	6,942	$85
*Winbond Electronics Corp. 11/6/2023	62,999	5,730

TOTAL TAIWAN		7,870

THAILAND — (0.0%)
*<»Better World Green PCL	253,433	—
*Cal Co. Electronics 11/13/2023	1,274,155	709
*Eastern Power Group PCL 06/29/2025	53,508	268
*Kiatnakin Phatra Bank PCL 03/17/2024	9,358	62
*Kiatnakin Phatra Bank PCL 03/17/2026	9,358	521
*Millcon Steel PCL 12/13/2024	67,842	94
*Nusasiri PCL 07/04/2025	332,220	—
*Power Solution Technologies PCL 10/11/2025	164,766	413
*<»Samart Corp. 01/01/2026	1,775	—
*Sena Development PCL 03/21/2024	50,750	28

TOTAL THAILAND		2,095

TOTAL RIGHTS/WARRANTS		109,049

TOTAL INVESTMENT SECURITIES — (97.8%) (Cost $4,835,538,274)		5,456,448,033

SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term Investment Fund	10,465,536	121,054,901

TOTAL INVESTMENTS — (100.0%) (Cost $4,956,593,175)		$5,577,502,934

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
<	Security was valued using significant unobservable inputs as of October 31, 2023
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

DIMENSIONAL US CORE EQUITY MARKET ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (7.6%)
#*Advantage Solutions, Inc.	32,113	$73,860
*Alphabet, Inc., Class A	525,397	65,191,260
*Alphabet, Inc., Class C	470,564	58,961,669
#*Altice USA, Inc., Class A	22,552	65,175
*AMC Networks, Inc., Class A	2,334	27,541
*Angi, Inc.	4,706	7,577
*Anterix, Inc.	2,129	64,913
AT&T, Inc.	674,513	10,387,500
*Atlanta Braves Holdings, Inc.	81	3,071
*Atlanta Braves Holdings, Inc.	4,873	169,483
ATN International, Inc.	1,783	55,184
*Bandwidth, Inc., Class A	871	9,241
*Boston Omaha Corp., Class A	1,124	15,995
*Bumble, Inc., Class A	14,445	194,141
Cable One, Inc.	775	426,149
*Cardlytics, Inc.	3,107	38,496
*Cargurus, Inc.	11,812	203,521
*Cars.com, Inc.	7,959	121,216
#*Charter Communications, Inc., Class A	11,204	4,512,971
#*Cinemark Holdings, Inc.	12,175	200,766
Cogent Communications Holdings, Inc.	5,113	332,243
Comcast Corp., Class A	452,206	18,671,586
*Consolidated Communications Holdings, Inc.	13,077	54,531
*Daily Journal Corp.	57	16,581
*DHI Group, Inc.	3,043	8,338
#*DISH Network Corp., Class A	12,868	63,053
*EchoStar Corp., Class A	3,890	53,915
Electronic Arts, Inc.	31,035	3,841,823
Endeavor Group Holdings, Inc., Class A	24,633	560,647
Entravision Communications Corp., Class A	8,213	29,403
*Eventbrite, Inc., Class A	5,815	48,148
*EverQuote, Inc., Class A	1,447	12,430
*EW Scripps Co. (The), Class A	6,435	35,199
Fox Corp., Class A	33,015	1,003,326
Fox Corp., Class B	26,808	748,211
#*Frontier Communications Parent, Inc.	14,561	260,933
*Gambling.com Group, Ltd.	4,265	55,274
*Gannett Co., Inc.	12,950	30,303
*Gogo, Inc.	8,690	91,245
Gray Television, Inc.	9,435	61,516
*IDT Corp., Class B	2,512	70,462
*IMAX Corp.	6,244	113,703
*Integral Ad Science Holding Corp.	18,903	217,006
Interpublic Group of Cos., Inc. (The)	50,036	1,421,022
Iridium Communications, Inc.	8,545	316,592
John Wiley & Sons, Inc., Class A	5,235	158,463
*Liberty Broadband Corp., Class A	2,290	190,803
*Liberty Broadband Corp., Class C	14,778	1,231,155
*Liberty Latin America, Ltd., Class A	11,616	79,337
*Liberty Latin America, Ltd., Class C	15,862	108,655
*Liberty Media Corp.-Liberty Formula One	2,324	133,746
*Liberty Media Corp.-Liberty Formula One	20,531	1,328,150
*Liberty Media Corp.-Liberty Live	8,436	268,855

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CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Liberty Media Corp.-Liberty Live	3,586	$112,027
*Liberty Media Corp.-Liberty SiriusXM	13,950	341,635
*Liberty Media Corp.-Liberty SiriusXM	30,289	743,595
*Lions Gate Entertainment Corp., Class A	11,432	89,856
*Lions Gate Entertainment Corp., Class B	4,662	34,779
*Live Nation Entertainment, Inc.	25,257	2,021,065
*Madison Square Garden Entertainment Corp.	2,584	78,760
*Madison Square Garden Sports Corp.	1,926	323,838
*Magnite, Inc.	15,378	102,110
#Marcus Corp. (The)	3,226	50,132
*Match Group, Inc.	29,664	1,026,374
*MediaAlpha, Inc., Class A	486	4,996
*Meta Platforms, Inc., Class A	186,702	56,247,712
*Netflix, Inc.	30,839	12,696,108
New York Times Co. (The), Class A	18,387	741,180
News Corp., Class A	54,195	1,120,753
News Corp., Class B	26,898	576,693
Nexstar Media Group, Inc.	6,091	853,227
*Nextdoor Holdings, Inc.	11,625	21,157
Omnicom Group, Inc.	30,564	2,289,549
*Ooma, Inc.	563	6,142
#Paramount Global, Class B	64,992	707,113
*Pinterest, Inc., Class A	46,088	1,377,109
*Playstudios, Inc.	7,996	22,629
*Playtika Holding Corp.	7,357	61,799
*PubMatic, Inc., Class A	5,237	59,021
*QuinStreet, Inc.	5,651	63,913
#*ROBLOX Corp., Class A	11,085	352,614
#*Roku, Inc.	12,207	727,171
Scholastic Corp.	3,850	142,065
Shenandoah Telecommunications Co.	7,011	165,880
Shutterstock, Inc.	3,764	153,120
#Sinclair, Inc.	4,137	44,969
#Sirius XM Holdings, Inc.	97,067	415,447
#*Snap, Inc., Class A	105,755	1,058,608
#*Sphere Entertainment Co.	3,122	102,745
*Spotify Technology SA	13,621	2,244,196
*Stagwell, Inc.	16,552	68,194
*Take-Two Interactive Software, Inc.	17,966	2,402,952
*TechTarget, Inc.	2,609	65,695
TEGNA, Inc.	23,691	343,756
Telephone and Data Systems, Inc.	10,935	198,908
*Thryv Holdings, Inc.	3,999	69,703
TKO Group Holdings, Inc.	4,978	408,096
*T-Mobile US, Inc.	52,923	7,613,503
Townsquare Media, Inc., Class A	1	9
*Trade Desk, Inc. (The), Class A	24,427	1,733,340
*TripAdvisor, Inc.	13,508	199,378
*TrueCar, Inc.	8,467	15,495
*United States Cellular Corp.	3,825	160,765
Verizon Communications, Inc.	367,080	12,895,520
*Vimeo, Inc.	15,594	48,030
#*Vivid Seats, Inc., Class A	6,139	36,097
*Walt Disney Co. (The)	151,847	12,389,197
#*Warner Bros Discovery, Inc.	280,388	2,787,057
Warner Music Group Corp., Class A	10,367	324,487
*WideOpenWest, Inc.	8,054	56,700
*Yelp, Inc.	8,876	374,478

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DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Ziff Davis, Inc.	6,243	$377,452
*ZipRecruiter, Inc.	6,113	65,103
*ZoomInfo Technologies, Inc.	24,853	322,095

TOTAL COMMUNICATION SERVICES		302,482,480

CONSUMER DISCRETIONARY — (10.4%)
*1-800-Flowers.com, Inc., Class A	1,525	11,453
Aaron’s Co., Inc. (The)	3,626	26,869
*Abercrombie & Fitch Co.	6,979	424,463
Academy Sports & Outdoors, Inc.	11,037	494,899
*Accel Entertainment, Inc.	11,636	114,615
#Acushnet Holdings Corp.	7,997	407,527
*Adient PLC	13,527	455,725
#ADT, Inc.	60,608	343,041
*Adtalem Global Education, Inc.	6,128	317,430
*Airbnb, Inc., Class A	37,557	4,442,618
*Amazon.com, Inc.	817,902	108,854,577
*American Axle & Manufacturing Holdings, Inc.	18,032	121,716
American Eagle Outfitters, Inc.	26,522	463,339
*America’s Car-Mart, Inc.	731	48,962
#*AMMO, Inc.	4,759	13,849
*Aptiv PLC	18,351	1,600,207
Aramark	29,665	798,878
*Arhaus, Inc.	6,869	59,211
Ark Restaurants Corp.	63	968
Arko Corp.	17,755	134,050
*Asbury Automotive Group, Inc.	2,806	536,984
Autoliv, Inc.	11,002	1,008,333
*AutoNation, Inc.	6,533	849,813
*AutoZone, Inc.	1,244	3,081,550
Bassett Furniture Industries, Inc.	534	8,218
Bath & Body Works, Inc.	16,424	486,972
*Beazer Homes USA, Inc.	3,736	90,374
Best Buy Co., Inc.	25,476	1,702,306
*Biglari Holdings, Inc., Class B	10	1,478
*BJ’s Restaurants, Inc.	2,821	72,556
#Bloomin’ Brands, Inc.	10,935	255,223
#Bluegreen Vacations Holding Corp.	1,027	34,415
*Booking Holdings, Inc.	3,122	8,709,006
*Boot Barn Holdings, Inc.	3,473	241,373
BorgWarner, Inc.	28,539	1,053,089
#*Bowlero Corp., Class A	6,762	68,229
Boyd Gaming Corp.	11,464	633,386
*Bright Horizons Family Solutions, Inc.	6,498	481,242
*Brinker International, Inc.	4,290	145,517
Brunswick Corp.	9,791	680,181
Buckle, Inc. (The)	7,043	237,842
Build-A-Bear Workshop, Inc.	1,661	41,193
*Burlington Stores, Inc.	7,979	965,698
*Caesars Entertainment, Inc.	28,837	1,150,308
Caleres, Inc.	5,192	132,811
Camping World Holdings, Inc., Class A	215	3,601
*Capri Holdings, Ltd.	12,771	653,620
#*CarMax, Inc.	19,680	1,202,251
*Carnival Corp.	102,310	1,172,473
*CarParts.com, Inc.	3,672	10,392
*Carrols Restaurant Group, Inc.	4,591	26,398
Carter’s, Inc.	4,952	332,576
#*Carvana Co.	430	11,610

3

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Cato Corp. (The), Class A	2,741	$19,543
*Cavco Industries, Inc.	1,245	310,640
Century Communities, Inc.	4,087	251,350
#Cheesecake Factory, Inc. (The)	6,387	198,444
#*Chegg, Inc.	17,025	128,198
*Chico’s FAS, Inc.	16,214	121,281
*Children’s Place, Inc. (The)	1,036	28,355
*Chipotle Mexican Grill, Inc.	2,401	4,663,222
#Choice Hotels International, Inc.	5,238	578,799
Churchill Downs, Inc.	6,624	727,580
*Chuy’s Holdings, Inc.	1,981	66,680
*Citi Trends, Inc.	660	15,906
Clarus Corp.	621	3,596
Columbia Sportswear Co.	7,607	561,397
*Cooper-Standard Holdings, Inc.	1,604	19,922
*Coursera, Inc.	17,524	303,866
#Cracker Barrel Old Country Store, Inc.	2,571	170,612
*Crocs, Inc.	9,360	836,035
Dana, Inc.	19,908	228,544
Darden Restaurants, Inc.	15,733	2,289,623
*Dave & Buster’s Entertainment, Inc.	6,128	214,112
*Deckers Outdoor Corp.	2,816	1,681,321
*Denny’s Corp.	6,427	55,401
#Designer Brands, Inc., Class A	5,667	57,293
*Destination XL Group, Inc.	9,848	40,968
Dick’s Sporting Goods, Inc.	8,065	862,552
#Dillard’s, Inc., Class A	1,824	566,261
Dine Brands Global, Inc.	1,226	60,430
Domino’s Pizza, Inc.	3,769	1,277,653
*DoorDash, Inc., Class A	38,111	2,856,419
Dorman Products, Inc.	3,720	231,310
DR Horton, Inc.	44,863	4,683,697
*DraftKings, Inc.	35,070	968,633
*Dream Finders Homes, Inc., Class A	525	10,337
*Duolingo, Inc.	2,210	322,770
eBay, Inc.	71,156	2,791,450
*El Pollo Loco Holdings, Inc.	3,317	27,697
*Envela Corp.	30	118
Ethan Allen Interiors, Inc.	3,212	84,347
*Etsy, Inc.	12,437	774,825
#*European Wax Center, Inc., Class A	2,798	41,326
*Everi Holdings, Inc.	140	1,511
*Expedia Group, Inc.	14,295	1,362,171
*Figs, Inc., Class A	13,970	76,975
*First Watch Restaurant Group, Inc.	6,738	112,592
#*Five Below, Inc.	6,245	1,086,505
Flexsteel Industries, Inc.	36	695
#*Floor & Decor Holdings, Inc., Class A	12,576	1,036,262
Ford Motor Co.	328,375	3,201,656
*Fox Factory Holding Corp.	5,167	420,955
*Frontdoor, Inc.	7,791	225,394
*Full House Resorts, Inc.	447	1,676
#*Funko, Inc., Class A	3,225	24,865
Gap, Inc. (The)	51,599	660,467
Garmin, Ltd.	18,845	1,932,178
*Garrett Motion, Inc.	19,921	140,642
General Motors Co.	112,890	3,183,498
*Genesco, Inc.	1,829	50,133

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DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Gentex Corp.	26,715	$766,186
*Gentherm, Inc.	2,308	92,828
Genuine Parts Co.	21,323	2,747,682
*G-III Apparel Group, Ltd.	8,282	211,605
*Goodyear Tire & Rubber Co. (The)	33,102	393,914
*GoPro, Inc., Class A	2,588	6,496
Graham Holdings Co., Class B	525	303,828
*Grand Canyon Education, Inc.	3,487	412,617
*Green Brick Partners, Inc.	5,105	197,563
Group 1 Automotive, Inc.	2,075	523,585
#Guess?, Inc.	16,676	358,534
H&R Block, Inc.	16,197	664,887
#Hanesbrands, Inc.	55,809	233,840
Harley-Davidson, Inc.	18,983	509,694
#Hasbro, Inc.	17,745	801,187
Haverty Furniture Cos., Inc.	1,760	45,848
*Helen of Troy, Ltd.	3,094	304,202
Hibbett, Inc.	1,765	81,314
*Hilton Grand Vacations, Inc.	15,468	556,075
Hilton Worldwide Holdings, Inc.	28,553	4,326,636
*Holley, Inc.	3,085	13,111
Home Depot, Inc. (The)	99,415	28,302,456
#Hooker Furnishings Corp.	778	13,008
*Hovnanian Enterprises, Inc., Class A	665	46,204
#Hyatt Hotels Corp., Class A	4,767	488,331
*Inspired Entertainment, Inc.	1,883	18,792
Installed Building Products, Inc.	3,688	411,839
International Game Technology PLC	14,667	372,835
*iRobot Corp.	3,448	113,543
*J Jill, Inc.	582	16,674
Jack in the Box, Inc.	2,119	133,878
*JAKKS Pacific, Inc.	1,980	33,205
Johnson Outdoors, Inc., Class A	886	42,129
KB Home	9,369	414,110
#Kohl’s Corp.	13,921	313,919
#Kontoor Brands, Inc.	6,751	313,584
#Krispy Kreme, Inc.	18,693	241,700
#*Kura Sushi USA, Inc., Class A	683	39,027
*Landsea Homes Corp.	660	4,910
Las Vegas Sands Corp.	37,283	1,769,451
*Latham Group, Inc.	2,170	4,969
Laureate Education, Inc.	21,028	297,336
La-Z-Boy, Inc.	5,568	162,808
#LCI Industries	3,170	343,913
Lear Corp.	7,696	998,633
*Legacy Housing Corp.	2,605	48,219
Leggett & Platt, Inc.	17,694	414,570
Lennar Corp., Class A	32,160	3,430,829
Lennar Corp., Class B	2,841	280,151
#Levi Strauss & Co., Class A	6,376	87,160
*LGI Homes, Inc.	2,075	196,108
#*Life Time Group Holdings, Inc.	7,654	90,470
*Light & Wonder, Inc.	1,078	78,813
*Lincoln Educational Services Corp.	722	6,173
#Lithia Motors, Inc.	3,680	891,333
LKQ Corp.	30,399	1,335,124
#*Lovesac Co. (The)	1,484	24,427
Lowe’s Cos., Inc.	47,834	9,115,725

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DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Lucid Group, Inc.	133,379	$549,521
*Lululemon Athletica, Inc.	11,384	4,479,376
#Macy’s, Inc.	41,633	507,090
*Malibu Boats, Inc., Class A	2,864	124,928
Marine Products Corp.	22	214
*MarineMax, Inc.	641	17,551
Marriott International, Inc., Class A	20,816	3,925,065
Marriott Vacations Worldwide Corp.	720	64,699
*MasterCraft Boat Holdings, Inc.	2,052	41,943
*Mattel, Inc.	39,961	762,456
McDonald’s Corp.	62,756	16,452,741
MDC Holdings, Inc.	10,907	413,921
MGM Resorts International	258	9,009
#*Mister Car Wash, Inc.	9,863	51,288
*Modine Manufacturing Co.	7,419	293,050
*Mohawk Industries, Inc.	7,789	626,080
Monarch Casino & Resort, Inc.	408	24,558
Movado Group, Inc.	1,711	47,668
Murphy USA, Inc.	2,743	994,859
Nathan’s Famous, Inc.	12	786
*National Vision Holdings, Inc.	7,398	114,965
Newell Brands, Inc.	40,303	270,836
NIKE, Inc., Class B	103,558	10,642,656
#Nordstrom, Inc.	19,515	272,820
#*Norwegian Cruise Line Holdings, Ltd.	42,614	579,550
*NVR, Inc.	527	2,852,451
*ODP Corp. (The)	4,483	201,376
*Ollie’s Bargain Outlet Holdings, Inc.	7,021	542,302
*OneSpaWorld Holdings, Ltd.	13,155	137,864
#*OneWater Marine, Inc.	1,674	37,883
*O’Reilly Automotive, Inc.	4,456	4,146,041
*Overstock.com, Inc.	5,147	80,293
Oxford Industries, Inc.	2,020	170,488
#Papa John’s International, Inc.	3,126	203,253
Patrick Industries, Inc.	3,322	249,648
#*Penn Entertainment, Inc.	19,883	392,292
#Penske Automotive Group, Inc.	7,768	1,111,445
Perdoceo Education Corp.	8,404	152,028
#PetMed Express, Inc.	720	4,961
Phinia, Inc.	5,446	140,942
*Planet Fitness, Inc., Class A	6,489	358,647
*Playa Hotels & Resorts NV	21,165	153,023
*PlayAGS, Inc.	16	114
Polaris, Inc.	8,032	694,125
Pool Corp.	4,592	1,450,016
*Portillo’s, Inc., Class A	4,830	72,209
*Potbelly Corp.	1,305	11,484
PulteGroup, Inc.	30,887	2,272,974
PVH Corp.	7,227	537,327
Ralph Lauren Corp.	4,640	522,139
RCI Hospitality Holdings, Inc.	45	2,453
Red Rock Resorts, Inc., Class A	62	2,452
#*Revolve Group, Inc.	4,634	63,717
#*RH	2,576	561,465
#*Rivian Automotive, Inc., Class A	109,019	1,768,288
Ross Stores, Inc.	39,881	4,625,000
*Rover Group, Inc.	17,045	109,940
*Royal Caribbean Cruises, Ltd.	26,669	2,259,664

6

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Sabre Corp.	33,744	$118,104
*Sally Beauty Holdings, Inc.	2,047	17,399
*SeaWorld Entertainment, Inc.	6,190	266,665
Service Corp. International	19,844	1,079,910
*Shake Shack, Inc., Class A	3,491	195,636
Shoe Carnival, Inc.	3,092	70,745
Signet Jewelers, Ltd.	6,584	459,761
*Six Flags Entertainment Corp.	5,758	114,584
*Skechers USA, Inc., Class A	17,987	867,333
*Skyline Champion Corp.	7,175	420,670
*Sleep Number Corp.	1,255	20,419
Smith & Wesson Brands, Inc.	5,260	77,480
#*Soho House & Co., Inc.	784	5,645
#*Solid Power, Inc.	8,737	11,533
*Solo Brands, Inc., Class A	6,914	26,619
Sonic Automotive, Inc., Class A	2,780	133,023
*Sonos, Inc.	15,604	168,211
*Sportsman’s Warehouse Holdings, Inc.	330	1,680
Standard Motor Products, Inc.	2,532	88,443
Starbucks Corp.	95,113	8,773,223
Steven Madden, Ltd.	9,045	296,586
*Stitch Fix, Inc., Class A	11,009	36,110
*Stoneridge, Inc.	2,635	42,871
Strategic Education, Inc.	2,618	215,488
*Stride, Inc.	7,943	436,706
*Sweetgreen, Inc., Class A	10,155	104,901
Tapestry, Inc.	30,807	849,041
#*Target Hospitality Corp.	570	7,826
*Taylor Morrison Home Corp.	15,114	579,168
Tempur Sealy International, Inc.	17,154	684,959
*Tesla, Inc.	233,874	46,971,254
Texas Roadhouse, Inc.	7,992	811,508
#Thor Industries, Inc.	6,969	612,784
*ThredUp, Inc., Class A	1,661	5,348
*Tile Shop Holdings, Inc.	7,638	41,933
*Tilly’s, Inc., Class A	1,875	15,188
TJX Cos., Inc. (The)	117,751	10,370,331
Toll Brothers, Inc.	14,440	1,021,052
*TopBuild Corp.	4,003	915,726
*Topgolf Callaway Brands Corp.	8,422	102,917
#Tractor Supply Co.	14,329	2,759,192
*Traeger, Inc.	9,946	26,158
Travel + Leisure Co.	7,062	240,320
*Tri Pointe Homes, Inc.	13,750	344,575
*Ulta Beauty, Inc.	6,471	2,467,457
*Under Armour, Inc., Class A	22,650	155,152
*Under Armour, Inc., Class C	25,834	166,113
*Universal Technical Institute, Inc.	2,490	21,738
Upbound Group, Inc.	6,409	167,019
*Urban Outfitters, Inc.	12,866	445,421
Vail Resorts, Inc.	4,817	1,022,408
Valvoline, Inc.	17,477	518,543
*Vera Bradley, Inc.	2,086	15,270
#VF Corp.	41,731	614,698
*Victoria’s Secret & Co.	1,841	32,917
*Vista Outdoor, Inc.	8,010	201,211
*Visteon Corp.	3,219	370,603
*Vizio Holding Corp., Class A	9,795	49,857

7

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*VOXX International Corp.	3,040	$27,877
#*Warby Parker, Inc., Class A	10,977	142,481
Wendy’s Co. (The)	25,509	485,181
Whirlpool Corp.	5,857	612,408
#Williams-Sonoma, Inc.	9,028	1,356,367
Wingstop, Inc.	3,200	584,864
Winmark Corp.	297	119,786
Winnebago Industries, Inc.	4,325	250,634
*WW International, Inc.	783	6,123
Wyndham Hotels & Resorts, Inc.	10,049	727,548
Wynn Resorts, Ltd.	12,386	1,087,243
*XPEL, Inc.	3,146	145,660
*Xponential Fitness, Inc., Class A	2,691	38,401
#*YETI Holdings, Inc.	8,605	365,885
Yum! Brands, Inc.	31,660	3,826,428
*Zumiez, Inc.	1,502	24,678

TOTAL CONSUMER DISCRETIONARY		415,929,021

CONSUMER STAPLES — (6.3%)
Albertsons Cos., Inc., Class A	54,080	1,173,536
Alico, Inc.	586	14,322
Altria Group, Inc.	136,266	5,473,805
Andersons, Inc. (The)	4,734	237,315
Archer-Daniels-Midland Co.	59,314	4,245,103
*BellRing Brands, Inc.	13,950	610,034
*BJ’s Wholesale Club Holdings, Inc.	18,534	1,262,536
*Boston Beer Co., Inc. (The), Class A	1,073	358,328
Brown-Forman Corp., Class A	2,840	163,073
Brown-Forman Corp., Class B	37,369	2,098,643
Bunge, Ltd.	19,095	2,023,688
Calavo Growers, Inc.	1,608	40,747
#Cal-Maine Foods, Inc.	7,567	342,861
Campbell Soup Co.	37,689	1,523,012
Casey’s General Stores, Inc.	4,741	1,289,125
#*Celsius Holdings, Inc.	5,039	766,382
*Central Garden & Pet Co.	1,415	61,736
*Central Garden & Pet Co., Class A	5,028	199,561
*Chefs’ Warehouse, Inc. (The)	5,132	97,662
Church & Dwight Co., Inc.	24,666	2,243,126
Clorox Co. (The)	13,668	1,608,724
Coca-Cola Co. (The)	343,974	19,431,091
Coca-Cola Consolidated, Inc.	1,183	752,873
Colgate-Palmolive Co.	66,591	5,002,316
Conagra Brands, Inc.	57,856	1,582,940
Constellation Brands, Inc., Class A	12,493	2,925,236
Costco Wholesale Corp.	35,560	19,644,766
*Coty, Inc., Class A	104,390	978,134
*Darling Ingredients, Inc.	4,514	199,925
Dollar General Corp.	12,254	1,458,716
*Dollar Tree, Inc.	26,078	2,897,005
*Duckhorn Portfolio, Inc. (The)	10,386	108,326
Edgewell Personal Care Co.	6,205	216,555
*elf Beauty, Inc.	26,292	2,435,428
Energizer Holdings, Inc.	7,343	231,892
Estee Lauder Cos., Inc. (The)	5,444	701,568
Flowers Foods, Inc.	25,073	549,851
Fresh Del Monte Produce, Inc.	5,739	143,475
#*Freshpet, Inc.	4,757	273,052
General Mills, Inc.	71,542	4,667,400

8

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
*Grocery Outlet Holding Corp.	11,418	$315,936
*Hain Celestial Group, Inc. (The)	10,030	110,832
#*Herbalife, Ltd.	9,641	137,384
Hershey Co. (The)	14,338	2,686,224
#Hormel Foods Corp.	56,869	1,851,086
*Hostess Brands, Inc.	15,981	533,765
Ingles Markets, Inc., Class A	1,799	144,316
Ingredion, Inc.	8,852	828,370
Inter Parfums, Inc.	3,540	449,969
J & J Snack Foods Corp.	2,236	350,180
J M Smucker Co. (The)	12,488	1,421,634
John B Sanfilippo & Son, Inc.	998	102,055
Kellanova	39,639	2,000,580
Kenvue, Inc.	462,454	8,601,646
Keurig Dr Pepper, Inc.	76,773	2,328,525
Kimberly-Clark Corp.	31,473	3,765,430
Kraft Heinz Co. (The)	140,469	4,419,155
Kroger Co. (The)	106,968	4,853,138
Lamb Weston Holdings, Inc.	15,815	1,420,187
Lancaster Colony Corp.	2,856	483,150
*Lifeway Foods, Inc.	8	85
#Limoneira Co.	1,331	19,020
McCormick & Co., Inc.	5,269	336,689
Medifast, Inc.	1,691	116,950
MGP Ingredients, Inc.	2,982	282,276
#*Mission Produce, Inc.	6,868	64,628
Molson Coors Beverage Co., Class B	23,427	1,353,378
Mondelez International, Inc., Class A	110,214	7,297,269
*Monster Beverage Corp.	53,646	2,741,311
*National Beverage Corp.	7,375	342,053
Natural Grocers by Vitamin Cottage, Inc.	1,745	21,935
*Nature’s Sunshine Products, Inc.	1,115	19,959
Oil-Dri Corp. of America	351	20,105
PepsiCo, Inc.	143,397	23,413,862
*Performance Food Group Co.	18,261	1,054,755
Philip Morris International, Inc.	129,742	11,567,797
*Pilgrim’s Pride Corp.	17,605	448,928
*Post Holdings, Inc.	8,157	654,844
PriceSmart, Inc.	4,843	302,639
Procter & Gamble Co. (The)	236,281	35,449,238
Reynolds Consumer Products, Inc.	17,240	438,413
Seaboard Corp.	107	375,244
*Seneca Foods Corp., Class A	344	18,800
*Simply Good Foods Co. (The)	12,191	454,602
#*Sovos Brands, Inc.	10,526	228,519
SpartanNash Co.	3,987	89,668
Spectrum Brands Holdings, Inc.	4,021	302,862
#*Sprouts Farmers Market, Inc.	14,177	595,718
Sysco Corp.	65,698	4,368,260
Target Corp.	34,856	3,861,696
#Tootsie Roll Industries, Inc.	4,660	144,973
*TreeHouse Foods, Inc.	6,924	288,662
Turning Point Brands, Inc.	2,049	41,082
Tyson Foods, Inc., Class A	33,357	1,546,097
*United Natural Foods, Inc.	1,109	16,169
Universal Corp.	2,859	128,655
*US Foods Holding Corp.	33,073	1,287,863
*USANA Health Sciences, Inc.	969	44,138

9

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
#Utz Brands, Inc.	9,261	$112,892
Vector Group, Ltd.	13,122	134,894
Village Super Market, Inc., Class A	918	22,463
*Vita Coco Co., Inc. (The)	3,364	91,164
*Vital Farms, Inc.	2,823	31,222
Walgreens Boots Alliance, Inc.	59,844	1,261,512
Walmart, Inc.	129,705	21,195,094
#WD-40 Co.	1,340	283,276
Weis Markets, Inc.	3,275	213,203
#*Whole Earth Brands, Inc.	2,245	7,947
*WK Kellogg Co.	9,909	99,288

TOTAL CONSUMER STAPLES		250,029,527

ENERGY — (5.9%)
Adams Resources & Energy, Inc.	52	1,656
*Amplify Energy Corp.	4,686	32,568
Antero Midstream Corp.	54,789	676,096
*Antero Resources Corp.	43,558	1,282,348
APA Corp.	32,973	1,309,688
Archrock, Inc.	19,317	244,746
Ardmore Shipping Corp.	6,131	81,481
Baker Hughes Co.	120,215	4,137,800
*Battalion Oil Corp.	8	48
Berry Corp.	9,687	80,886
*Bristow Group, Inc.	3,480	90,967
Cactus, Inc., Class A	7,293	342,333
California Resources Corp.	11,807	620,930
*Callon Petroleum Co.	7,739	289,052
*Centrus Energy Corp., Class A	1,299	68,938
ChampionX Corp.	24,210	745,668
Cheniere Energy, Inc.	26,630	4,431,765
#Chesapeake Energy Corp.	23,005	1,980,270
Chevron Corp.	189,844	27,665,966
Chord Energy Corp.	5,523	913,062
#Civitas Resources, Inc.	11,702	882,682
*Clean Energy Fuels Corp.	7,788	27,180
*CNX Resources Corp.	26,830	582,748
#Comstock Resources, Inc.	46,317	583,594
ConocoPhillips	138,791	16,488,371
CONSOL Energy, Inc.	4,991	458,623
#Core Laboratories, Inc.	4,670	100,031
Coterra Energy, Inc.	115,601	3,179,027
#Crescent Energy Co., Class A	3,206	39,049
#CVR Energy, Inc.	13,207	432,529
Delek US Holdings, Inc.	54,394	1,433,282
*Denbury, Inc.	5,572	495,295
Devon Energy Corp.	101,449	4,724,480
DHT Holdings, Inc.	24,942	277,355
Diamondback Energy, Inc.	25,816	4,138,821
*DMC Global, Inc.	1,653	31,324
Dorian LPG, Ltd.	7,186	229,736
*Dril-Quip, Inc.	6,304	136,545
DT Midstream, Inc.	11,045	596,099
Earthstone Energy, Inc., Class A	13,368	283,001
EnLink Midstream LLC	54,857	674,193
EOG Resources, Inc.	70,100	8,850,125
Epsilon Energy, Ltd.	401	2,290
#EQT Corp.	43,662	1,850,396
Equitrans Midstream Corp.	58,718	520,829

10

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Evolution Petroleum Corp.	2,627	$16,892
*Expro Group Holdings NV	13,765	216,799
Exxon Mobil Corp.	457,328	48,408,169
*Forum Energy Technologies, Inc.	1,564	34,048
*Geospace Technologies Corp.	8	96
*Green Plains, Inc.	7,393	217,206
*Gulf Island Fabrication, Inc.	200	788
*Gulfport Energy Corp.	3,218	397,777
*Hallador Energy Co.	4,532	63,357
Halliburton Co.	136,011	5,350,673
*Helix Energy Solutions Group, Inc.	16,810	164,738
Helmerich & Payne, Inc.	13,935	551,408
Hess Corp.	36,827	5,317,819
HF Sinclair Corp.	28,060	1,553,963
International Seaways, Inc.	7,656	368,177
Kinder Morgan, Inc.	253,146	4,100,965
#Kinetik Holdings, Inc.	4,021	142,504
*Kosmos Energy, Ltd.	69,659	504,331
Liberty Energy, Inc.	27,487	541,494
#Magnolia Oil & Gas Corp., Class A	27,090	608,171
*Mammoth Energy Services, Inc.	4,455	18,043
Marathon Oil Corp.	81,784	2,233,521
Marathon Petroleum Corp.	55,984	8,467,580
Matador Resources Co.	20,744	1,279,697
Murphy Oil Corp.	22,584	1,013,344
*Nabors Industries, Ltd.	1,483	144,800
NACCO Industries, Inc., Class A	419	14,476
*Natural Gas Services Group, Inc.	480	7,046
#New Fortress Energy, Inc.	16,603	503,071
*Newpark Resources, Inc.	8,927	61,775
Noble Corp. PLC	12,467	582,084
Nordic American Tankers, Ltd.	25,425	116,701
Northern Oil and Gas, Inc.	15,768	604,545
NOV, Inc.	55,197	1,101,732
Occidental Petroleum Corp.	94,980	5,870,714
*Oceaneering International, Inc.	13,375	294,116
*Oil States International, Inc.	7,195	52,236
ONEOK, Inc.	56,741	3,699,513
*Overseas Shipholding Group, Inc., Class A	8,558	41,849
#Ovintiv, Inc.	37,700	1,809,600
*Par Pacific Holdings, Inc.	10,344	339,490
Patterson-UTI Energy, Inc.	53,230	676,021
PBF Energy, Inc., Class A	19,697	936,198
Peabody Energy Corp.	20,490	483,359
#Permian Resources Corp.	37,417	545,166
Phillips 66	48,930	5,581,445
PHX Minerals, Inc.	1,954	6,761
Pioneer Natural Resources Co.	24,782	5,922,898
*ProPetro Holding Corp.	14,493	151,887
#Range Resources Corp.	40,550	1,453,312
Ranger Energy Services, Inc.	2,385	27,690
*REX American Resources Corp.	1,957	74,386
#Riley Exploration Permian, Inc.	1,574	49,817
#RPC, Inc.	33,237	276,532
SandRidge Energy, Inc.	4,549	72,102
Schlumberger NV	122,739	6,831,653
Scorpio Tankers, Inc.	7,407	415,903
*SEACOR Marine Holdings, Inc.	1,800	24,948

11

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*Seadrill, Ltd.	5,665	$223,881
Select Water Solutions, Inc.	12,446	92,598
SFL Corp., Ltd.	17,450	189,507
*SilverBow Resources, Inc.	3,627	123,681
#Sitio Royalties Corp., Class A	5,850	144,612
SM Energy Co.	19,332	779,466
Solaris Oilfield Infrastructure, Inc., Class A	2,752	25,428
*Southwestern Energy Co.	185,448	1,322,244
*Talos Energy, Inc.	17,289	267,979
Targa Resources Corp.	32,031	2,678,112
TechnipFMC PLC	49,450	1,064,164
*Teekay Corp.	10,111	71,080
Teekay Tankers, Ltd., Class A	4,479	222,606
*TETRA Technologies, Inc.	11,560	54,794
Texas Pacific Land Corp.	702	1,295,857
*Tidewater, Inc.	5,573	380,915
#*Transocean, Ltd.	88,207	583,930
*US Silica Holdings, Inc.	10,660	128,666
*Valaris, Ltd.	7,609	502,498
#Valero Energy Corp.	53,257	6,763,639
#*Vertex Energy, Inc.	488	2,103
*Vital Energy, Inc.	2,474	123,799
Vitesse Energy, Inc.	2,714	64,295
*W&T Offshore, Inc.	11,364	47,161
*Weatherford International PLC	8,655	805,694
Williams Cos., Inc. (The)	131,621	4,527,762
World Kinect Corp.	8,695	160,858

TOTAL ENERGY		235,006,588

FINANCIALS — (12.9%)
1st Source Corp.	2,928	133,575
*Acacia Research Corp.	4,124	14,805
ACNB Corp.	43	1,480
Affiliated Managers Group, Inc.	4,796	588,757
#*Affirm Holdings, Inc.	29,884	526,257
Aflac, Inc.	57,115	4,461,253
Alerus Financial Corp.	1,634	28,285
Allstate Corp. (The)	28,506	3,652,474
Ally Financial, Inc.	38,017	919,631
Amalgamated Financial Corp.	3,236	59,025
#A-Mark Precious Metals, Inc.	2,784	75,391
*Ambac Financial Group, Inc.	5,904	71,616
Amerant Bancorp, Inc.	3,754	68,435
#*American Coastal Insurance Corp.	672	5,033
American Equity Investment Life Holding Co.	12,045	637,903
American Express Co.	58,426	8,531,949
American Financial Group, Inc.	9,970	1,090,319
American International Group, Inc.	86,424	5,298,655
American National Bankshares, Inc.	913	34,840
Ameriprise Financial, Inc.	13,936	4,383,848
Ameris BanCorp	7,434	277,288
AMERISAFE, Inc.	2,010	102,450
#Ames National Corp.	47	795
Aon PLC, Class A	16,554	5,121,808
Apollo Global Management, Inc.	51,624	3,997,763
*Arch Capital Group, Ltd.	42,414	3,676,446
Ares Management Corp., Class A	12,338	1,216,403
Argo Group International Holdings, Ltd.	3,903	116,466
Arthur J Gallagher & Co.	17,054	4,016,046

12

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#Artisan Partners Asset Management, Inc., Class A	7,749	$255,717
*AssetMark Financial Holdings, Inc.	7,997	191,208
Associated Banc-Corp.	20,122	326,178
Assurant, Inc.	6,469	963,234
Assured Guaranty, Ltd.	7,740	482,976
#Atlantic Union Bankshares Corp.	9,605	276,720
#*Atlanticus Holdings Corp.	522	15,274
*AvidXchange Holdings, Inc.	21,943	189,588
Axis Capital Holdings, Ltd.	10,571	603,604
*Axos Financial, Inc.	8,288	298,617
#B Riley Financial, Inc.	2,826	102,329
#Banc of California, Inc.	9,902	111,001
BancFirst Corp.	3,931	318,843
*BanCorp, Inc. (The)	6,818	243,062
Bank of America Corp.	543,603	14,318,503
Bank of Marin BanCorp	470	7,896
Bank of New York Mellon Corp. (The)	85,425	3,630,562
Bank of NT Butterfield & Son, Ltd. (The)	6,431	162,447
#Bank OZK	15,021	537,902
Bank7 Corp.	557	11,664
BankFinancial Corp.	91	764
BankUnited, Inc.	9,772	213,127
Bankwell Financial Group, Inc.	469	11,476
Banner Corp.	4,826	203,705
Bar Harbor Bankshares	1,374	34,377
BayCom Corp.	548	10,850
BCB BanCorp, Inc.	1,444	14,844
*Berkshire Hathaway, Inc., Class B	152,421	52,025,860
Berkshire Hills BanCorp, Inc.	5,778	113,307
#BGC Group, Inc., Class A	37,050	217,484
BlackRock, Inc.	10,803	6,614,461
#Blackstone, Inc.	43,540	4,020,919
*Block, Inc.	63,220	2,544,605
*BM Technologies, Inc.	2	5
BOK Financial Corp.	7,935	519,901
#Bread Financial Holdings, Inc.	6,216	168,018
*Brighthouse Financial, Inc.	7,110	322,083
Brightsphere Investment Group, Inc.	3,875	60,683
Brookline BanCorp, Inc.	9,295	75,661
Brown & Brown, Inc.	31,093	2,158,476
*BRP Group, Inc., Class A	7,552	158,063
Business First Bancshares, Inc.	2,150	42,011
Byline BanCorp, Inc.	3,857	73,167
#Cadence Bank	22,637	479,452
*California BanCorp	101	2,067
#Cambridge BanCorp	670	35,986
Camden National Corp.	1,071	31,230
*Cannae Holdings, Inc.	6,478	105,915
*Cantaloupe, Inc.	4,596	30,242
Capital City Bank Group, Inc.	1,836	52,455
Capital One Financial Corp.	46,506	4,710,593
Capitol Federal Financial, Inc.	13,119	68,219
Capstar Financial Holdings, Inc.	1,885	28,614
Carlyle Group, Inc. (The)	43,354	1,193,969
Cass Information Systems, Inc.	1,253	47,376
Cathay General BanCorp	8,926	302,681
Cboe Global Markets, Inc.	11,094	1,818,196
Central Pacific Financial Corp.	2,725	43,001

13

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Central Valley Community Bancorp	961	$15,155
Charles Schwab Corp. (The)	108,447	5,643,582
Chemung Financial Corp.	260	10,733
Chubb, Ltd.	33,532	7,196,638
Cincinnati Financial Corp.	18,221	1,816,087
Citigroup, Inc.	157,969	6,238,196
Citizens & Northern Corp.	795	14,389
Citizens Community BanCorp, Inc.	138	1,217
Citizens Financial Group, Inc.	49,588	1,161,847
City Holding Co.	2,302	208,976
Civista Bancshares, Inc.	1,360	19,829
CME Group, Inc.	25,797	5,506,628
CNA Financial Corp.	5,583	225,553
CNB Financial Corp.	1,994	36,251
CNO Financial Group, Inc.	15,417	357,366
*Coastal Financial Corp.	1,416	52,633
#Codorus Valley BanCorp, Inc.	32	628
#Cohen & Steers, Inc.	5,565	290,716
#*Coinbase Global, Inc., Class A	18,806	1,450,319
Columbia Banking System, Inc.	48,367	951,379
*Columbia Financial, Inc.	11,489	184,973
Comerica, Inc.	17,519	690,249
Commerce Bancshares, Inc.	16,642	729,918
Community Bank System, Inc.	4,776	190,801
Community Trust BanCorp, Inc.	1,806	67,833
ConnectOne BanCorp, Inc.	4,314	70,275
#*Consumer Portfolio Services, Inc.	280	2,590
Crawford & Co., Class A	16	146
Crawford & Co., Class B	8	65
#*Credit Acceptance Corp.	1,485	597,609
*CrossFirst Bankshares, Inc.	4,889	51,726
Cullen/Frost Bankers, Inc.	8,580	780,694
*Customers BanCorp, Inc.	1,082	43,507
#CVB Financial Corp.	16,434	256,699
Diamond Hill Investment Group, Inc.	275	43,202
Dime Community Bancshares, Inc.	4,631	85,164
Discover Financial Services	41,148	3,377,428
Donegal Group, Inc., Class A	2,458	34,707
*Donnelley Financial Solutions, Inc.	3,841	209,066
Eagle BanCorp, Inc.	3,174	61,830
East West Bancorp, Inc.	18,095	970,254
Eastern Bankshares, Inc.	18,987	209,047
*eHealth, Inc.	998	8,563
Employers Holdings, Inc.	3,267	124,146
Enact Holdings, Inc.	10,843	298,833
*Encore Capital Group, Inc.	3,785	142,619
*Enova International, Inc.	4,267	170,168
*Enstar Group, Ltd.	1,971	467,068
Enterprise BanCorp, Inc.	586	15,418
Enterprise Financial Services Corp.	4,984	173,294
Equitable Holdings, Inc.	55,473	1,473,918
Equity Bancshares, Inc., Class A	1,575	38,115
Erie Indemnity Co., Class A	4,613	1,274,064
Esquire Financial Holdings, Inc.	738	33,800
Essent Group, Ltd.	13,744	649,267
*Euronet Worldwide, Inc.	6,043	464,344
Evercore, Inc.	4,674	608,461
Everest Group, Ltd.	4,974	1,967,814

14

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
EVERTEC, Inc.	7,828	$248,774
#*EZCORP, Inc., Class A	5,673	46,519
#F&G Annuities & Life, Inc.	2,117	64,971
FactSet Research Systems, Inc.	4,020	1,736,198
Farmers & Merchants BanCorp, Inc.	8	139
Farmers National Banc Corp.	3,123	35,259
FB Financial Corp.	6,741	197,983
Federal Agricultural Mortgage Corp., Class C	1,219	181,095
Federated Hermes, Inc.	11,861	375,994
Fidelity National Financial, Inc.	36,269	1,417,755
Fidelity National Information Services, Inc.	70,526	3,463,532
Fifth Third Bancorp	81,815	1,939,834
Financial Institutions, Inc.	1,438	22,778
First American Financial Corp.	12,330	634,255
#First BanCorp	24,980	333,483
First BanCorp, Inc. (The)	8	187
First Bancorp/Southern Pines NC	4,907	142,401
First Bancshares, Inc. (The)	3,421	82,857
First Bank	329	3,639
First Busey Corp.	6,462	128,335
First Business Financial Services, Inc.	835	25,635
First Citizens BancShares, Inc., Class A	1,730	2,388,680
First Commonwealth Financial Corp.	12,194	148,523
First Community Bankshares, Inc.	1,795	58,607
First Community Corp.	84	1,487
First Financial BanCorp	12,915	238,928
First Financial Bankshares, Inc.	14,757	354,906
First Financial Corp.	1,187	40,845
First Foundation, Inc.	3,289	14,932
First Hawaiian, Inc.	14,423	258,604
First Horizon Corp.	49,216	529,072
First Internet BanCorp	857	14,029
First Interstate BancSystem, Inc., Class A	12,133	279,908
First Merchants Corp.	6,604	180,355
First Mid Bancshares, Inc.	2,079	56,798
First Northwest BanCorp	115	1,494
*First Western Financial, Inc.	54	722
FirstCash Holdings, Inc.	6,724	732,378
*Fiserv, Inc.	49,258	5,603,098
Five Star BanCorp	1,636	31,853
*FleetCor Technologies, Inc.	9,588	2,158,930
Flushing Financial Corp.	2,767	34,145
*Flywire Corp.	11,378	305,954
FNB Corp.	42,592	455,308
Franklin Financial Services Corp.	49	1,568
Franklin Resources, Inc.	54,242	1,236,175
FS BanCorp, Inc.	40	1,155
Fulton Financial Corp.	24,070	312,669
#*FVCBankCorp, Inc.	1,068	11,663
*Genworth Financial, Inc.	60,508	362,443
German American BanCorp, Inc.	3,574	97,677
#Glacier BanCorp, Inc.	11,294	340,966
Global Payments, Inc.	29,875	3,173,323
Globe Life, Inc.	12,576	1,463,343
*GoHealth, Inc., Class A	203	2,850
Goldman Sachs Group, Inc. (The)	25,305	7,682,851
*Goosehead Insurance, Inc., Class A	1,133	73,498
Great Southern BanCorp, Inc.	1,314	65,332

15

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Green Dot Corp., Class A	6,136	$68,600
Greene County BanCorp, Inc.	90	2,133
Greenhill & Co., Inc.	1,087	16,098
*Greenlight Capital Re, Ltd., Class A	2,235	24,920
Guaranty Bancshares, Inc.	1,016	28,986
Hamilton Lane, Inc., Class A	3,931	330,676
Hancock Whitney Corp.	12,542	431,821
Hanmi Financial Corp.	3,423	50,250
Hanover Insurance Group, Inc. (The)	4,482	525,335
HarborOne BanCorp, Inc.	4,780	47,035
Hartford Financial Services Group, Inc. (The)	41,964	3,082,256
Hawthorn Bancshares, Inc.	56	977
HBT Financial, Inc.	3,452	62,136
#HCI Group, Inc.	935	55,137
Heartland Financial USA, Inc.	5,059	138,617
Heritage Commerce Corp.	6,030	49,325
Heritage Financial Corp.	3,238	52,682
Home BanCorp, Inc.	43	1,474
Home BancShares, Inc.	24,102	492,886
HomeTrust Bancshares, Inc.	1,482	30,544
Hope BanCorp, Inc.	14,138	123,849
Horace Mann Educators Corp.	4,854	154,017
Horizon BanCorp, Inc.	3,544	33,633
Houlihan Lokey, Inc.	5,446	547,432
Huntington Bancshares, Inc.	172,448	1,664,123
*I3 Verticals, Inc., Class A	2,248	42,150
Independent Bank Corp.	5,648	275,622
Independent Bank Corp.	2,179	43,471
Independent Bank Group, Inc.	2,435	86,077
Interactive Brokers Group, Inc.	7,350	588,514
Intercontinental Exchange, Inc.	41,941	4,506,141
International Bancshares Corp.	8,599	376,894
*International Money Express, Inc.	4,081	65,133
Invesco, Ltd.	46,770	606,607
Investors Title Co.	8	1,150
Jack Henry & Associates, Inc.	8,845	1,247,057
Jackson Financial, Inc., Class A	14,354	526,935
James River Group Holdings, Ltd.	4,331	59,551
Janus Henderson Group PLC	17,622	406,540
Jefferies Financial Group, Inc.	26,327	847,203
JPMorgan Chase & Co.	285,376	39,684,387
Kearny Financial Corp.	5,200	36,088
Kemper Corp.	7,430	296,308
KeyCorp	112,242	1,147,113
Kinsale Capital Group, Inc.	2,129	710,894
KKR & Co., Inc.	37,635	2,084,979
Lakeland BanCorp, Inc.	4,566	51,504
Lakeland Financial Corp.	3,777	186,017
Lazard, Ltd., Class A	4,993	138,656
LCNB Corp.	8	112
*LendingClub Corp.	10,775	55,922
Lincoln National Corp.	21,063	458,542
Live Oak Bancshares, Inc.	5,725	165,166
Loews Corp.	26,269	1,681,479
LPL Financial Holdings, Inc.	9,870	2,216,012
Luther Burbank Corp.	16	130
M&T Bank Corp.	20,030	2,258,383
Macatawa Bank Corp.	3,034	27,700

16

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
#*Maiden Holdings, Ltd.	1,745	$2,862
MainStreet Bancshares, Inc.	84	1,620
*Markel Group, Inc.	1,534	2,255,778
MarketAxess Holdings, Inc.	4,306	920,408
*Marqeta, Inc., Class A	59,330	306,736
Marsh & McLennan Cos., Inc.	48,002	9,103,579
Mastercard, Inc., Class A	82,516	31,054,897
Mercantile Bank Corp.	1,705	56,163
Merchants BanCorp	5,605	167,533
Mercury General Corp.	7,185	221,873
Meridian Corp.	42	420
MetLife, Inc.	43,488	2,609,715
Metrocity Bankshares, Inc.	2,639	52,886
MGIC Investment Corp.	36,653	617,237
Mid Penn BanCorp, Inc.	1,463	27,885
Middlefield Banc Corp.	71	1,811
Midland States BanCorp, Inc.	2,275	49,640
MidWestOne Financial Group, Inc.	1,421	28,306
#Moelis & Co., Class A	7,840	326,458
*Moneylion, Inc.	42	808
Moody’s Corp.	13,165	4,054,820
Morgan Stanley	100,115	7,090,144
Morningstar, Inc.	4,518	1,144,138
*Mr. Cooper Group, Inc.	486	27,474
MSCI, Inc.	8,296	3,911,979
MVB Financial Corp.	974	19,139
Nasdaq, Inc.	57,182	2,836,227
National Bank Holdings Corp., Class A	4,436	138,314
National Western Life Group, Inc., Class A	371	177,672
Navient Corp.	16,299	259,317
NBT BanCorp, Inc.	5,268	176,320
*NCR Atleos Corp.	11,181	246,653
Nelnet, Inc., Class A	3,494	296,326
*NerdWallet, Inc., Class A	3,349	36,102
New York Community BanCorp, Inc.	96,735	917,048
*NI Holdings, Inc.	16	203
Nicolet Bankshares, Inc.	1,654	120,444
*NMI Holdings, Inc., Class A	12,549	343,215
Northeast Bank	687	32,797
Northern Trust Corp.	12,630	832,443
Northfield BanCorp, Inc.	4,810	41,366
Northrim BanCorp, Inc.	230	9,593
Northwest Bancshares, Inc.	16,939	176,504
Norwood Financial Corp.	133	3,406
#Oak Valley Bancorp	444	11,078
OceanFirst Financial Corp.	2,549	32,270
*Ocwen Financial Corp.	770	18,511
OFG BanCorp	6,173	182,844
Ohio Valley Banc Corp.	59	1,410
Old National Bancorp	42,393	580,784
Old Republic International Corp.	36,432	997,508
Old Second Bancorp, Inc.	5,075	68,817
OneMain Holdings, Inc.	16,731	601,145
*Open Lending Corp.	2,883	17,269
*Oportun Financial Corp.	2,616	15,304
Oppenheimer Holdings, Inc., Class A	1,558	54,639
Origin BanCorp, Inc.	3,440	101,790
Orrstown Financial Services, Inc.	59	1,245

17

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Oscar Health, Inc., Class A	21,001	$107,525
Pacific Premier BanCorp, Inc.	7,633	145,027
*Palomar Holdings, Inc.	2,877	144,080
#Park National Corp.	2,146	217,583
Parke BanCorp, Inc.	522	8,790
Pathward Financial, Inc.	3,346	151,540
*Payoneer Global, Inc.	33,412	193,455
*PayPal Holdings, Inc.	83,271	4,313,438
*Paysafe, Ltd.	6,046	58,767
PCB Bancorp	1,215	18,687
Peapack-Gladstone Financial Corp.	1,907	44,567
Penns Woods Bancorp, Inc.	87	1,834
PennyMac Financial Services, Inc.	6,528	438,682
Peoples BanCorp, Inc.	3,986	109,934
Peoples Financial Services Corp.	36	1,412
Perella Weinberg Partners	914	8,966
Pinnacle Financial Partners, Inc.	8,953	558,309
Piper Sandler Cos.	2,129	297,741
PJT Partners, Inc., Class A	955	74,834
Plumas Bancorp	112	3,825
PNC Financial Services Group, Inc. (The)	33,126	3,791,933
*Ponce Financial Group, Inc.	1,190	9,258
Popular, Inc.	9,760	634,790
Preferred Bank	1,723	102,639
Premier Financial Corp.	3,850	66,798
Primerica, Inc.	4,727	903,613
Primis Financial Corp.	444	4,156
Princeton BanCorp, Inc.	84	2,520
Principal Financial Group, Inc.	36,443	2,466,462
ProAssurance Corp.	5,826	99,042
*PROG Holdings, Inc.	3,275	89,702
Progressive Corp. (The)	40,572	6,414,027
Prosperity Bancshares, Inc.	11,289	615,702
Provident Financial Holdings, Inc.	56	669
Provident Financial Services, Inc.	8,751	122,952
Prudential Financial, Inc.	50,800	4,645,152
QCR Holdings, Inc.	1,944	92,243
Radian Group, Inc.	20,697	524,462
Raymond James Financial, Inc.	25,766	2,459,107
RBB Bancorp	782	9,048
Red River Bancshares, Inc.	29	1,348
Regional Management Corp.	863	21,454
Regions Financial Corp.	122,693	1,782,729
Reinsurance Group of America, Inc.	7,791	1,164,521
*Remitly Global, Inc.	14,902	401,311
RenaissanceRe Holdings, Ltd.	6,279	1,378,806
Renasant Corp.	7,977	194,559
*Repay Holdings Corp.	3,708	22,211
Republic BanCorp, Inc., Class A	1,807	79,851
*Rhinebeck Bancorp, Inc.	138	880
Richmond Mutual BanCorp, Inc.	8	78
RLI Corp.	5,641	751,607
*Robinhood Markets, Inc., Class A	97,141	887,869
*Rocket Cos., Inc., Class A	6,840	50,548
S&P Global, Inc.	23,805	8,315,325
S&T BanCorp, Inc.	5,294	136,373
Safety Insurance Group, Inc.	1,709	128,466
Sandy Spring BanCorp, Inc.	2,689	54,990

18

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
SB Financial Group, Inc.	89	$1,243
Seacoast Banking Corp. of Florida	7,078	143,046
*Security National Financial Corp., Class A	19	131
SEI Investments Co.	14,968	803,183
Selective Insurance Group, Inc.	6,423	668,699
ServisFirst Bancshares, Inc.	7,386	348,324
#*Shift4 Payments, Inc., Class A	5,754	256,168
Shore Bancshares, Inc.	2,830	29,036
Sierra BanCorp	1,134	19,958
Silvercrest Asset Management Group, Inc., Class A	237	4,207
Simmons First National Corp., Class A	10,543	149,816
*SiriusPoint, Ltd.	28,088	276,667
SLM Corp.	33,380	433,940
SmartFinancial, Inc.	1,483	30,921
#*SoFi Technologies, Inc.	98,828	746,151
South Plains Financial, Inc.	1,646	44,146
*Southern First Bancshares, Inc.	854	23,058
Southern Missouri BanCorp, Inc.	859	34,747
Southside Bancshares, Inc.	4,409	117,720
SouthState Corp.	9,599	634,494
State Street Corp.	35,897	2,320,023
Stellar Bancorp, Inc.	5,918	128,657
StepStone Group, Inc., Class A	5,658	160,121
*Sterling BanCorp, Inc.	16	89
Stewart Information Services Corp.	3,251	141,971
Stifel Financial Corp.	12,383	705,831
Stock Yards Bancorp, Inc.	3,746	146,506
*StoneX Group, Inc.	3,014	287,294
Summit Financial Group, Inc.	476	10,234
*SWK Holdings Corp.	158	2,550
Synchrony Financial	54,282	1,522,610
Synovus Financial Corp.	16,960	442,147
T Rowe Price Group, Inc.	24,996	2,262,138
*Texas Capital Bancshares, Inc.	6,877	378,648
TFS Financial Corp.	21,968	260,540
*Third Coast Bancshares, Inc.	1,440	22,334
Timberland BanCorp, Inc.	504	14,208
Tiptree, Inc.	3,526	53,278
#*Toast, Inc., Class A	27,552	440,556
Tompkins Financial Corp.	1,654	82,832
Towne Bank/Portsmouth VA	8,893	212,898
Tradeweb Markets, Inc., Class A	11,883	1,069,589
Travelers Cos., Inc. (The)	33,140	5,548,962
TriCo Bancshares	4,087	132,214
*Triumph Financial, Inc.	2,960	184,260
Truist Financial Corp.	152,347	4,320,561
TrustCo Bank Corp.	1,855	47,358
Trustmark Corp.	7,204	144,872
UMB Financial Corp.	6,649	417,025
United Bankshares, Inc.	15,947	453,533
United Community Banks, Inc.	13,117	289,755
United Fire Group, Inc.	2,577	51,901
Unity BanCorp, Inc.	56	1,347
Universal Insurance Holdings, Inc.	3,757	58,835
Univest Financial Corp.	3,466	57,744
Unum Group	26,004	1,271,596
#*Upstart Holdings, Inc.	4,766	114,527
US BanCorp	72,191	2,301,449

19

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Valley National BanCorp	65,169	$507,015
Veritex Holdings, Inc.	7,574	130,424
Victory Capital Holdings, Inc., Class A	8,557	252,089
Virtu Financial, Inc., Class A	8,177	151,193
Virtus Investment Partners, Inc.	926	170,597
#Visa, Inc., Class A	136,630	32,121,713
Voya Financial, Inc.	13,077	873,151
W. R. Berkley Corp.	31,147	2,099,931
WaFd, Inc.	8,289	204,573
Walker & Dunlop, Inc.	4,176	270,605
Washington Trust BanCorp, Inc.	1,873	43,435
Waterstone Financial, Inc.	1,922	20,758
#Webster Financial Corp.	20,402	774,664
Wells Fargo & Co.	298,733	11,880,611
WesBanco, Inc.	8,425	205,486
West BanCorp, Inc.	1,559	25,614
Westamerica BanCorp	3,718	175,638
Western Alliance Bancorp	14,177	582,675
Western New England Bancorp, Inc.	376	2,696
Western Union Co. (The)	27,177	306,828
*WEX, Inc.	5,517	918,470
White Mountains Insurance Group, Ltd.	333	476,440
Willis Towers Watson PLC	11,510	2,715,094
Wintrust Financial Corp.	8,221	614,026
#WisdomTree, Inc.	19,167	118,835
#*World Acceptance Corp.	763	75,247
WSFS Financial Corp.	9,149	323,875
Zions BanCorp NA	20,312	626,625

TOTAL FINANCIALS		513,370,058

HEALTH CARE — (11.9%)
*10X Genomics, Inc., Class A	8,857	312,475
Abbott Laboratories	146,477	13,849,400
AbbVie, Inc.	168,886	23,843,325
*Acadia Healthcare Co., Inc.	10,186	748,773
*Accolade, Inc.	126	819
*Aclaris Therapeutics, Inc.	3,495	17,405
*AdaptHealth Corp.	9,293	68,118
*Adaptive Biotechnologies Corp.	6,106	27,111
*Addus HomeCare Corp.	2,191	172,870
*ADMA Biologics, Inc.	14,976	50,619
Agilent Technologies, Inc.	35,205	3,639,141
#*agilon health, Inc.	31,082	559,476
*Agios Pharmaceuticals, Inc.	8,350	175,434
#*Aldeyra Therapeutics, Inc.	5,307	9,075
*Alector, Inc.	8,153	42,396
*Align Technology, Inc.	8,785	1,621,623
*Alkermes PLC	18,895	457,070
#*Allogene Therapeutics, Inc.	8,199	23,121
*Alnylam Pharmaceuticals, Inc.	13,784	2,092,411
*Alpine Immune Sciences, Inc.	4,542	46,510
#*ALX Oncology Holdings, Inc.	532	3,830
*Amedisys, Inc.	2,831	259,008
Amgen, Inc.	46,543	11,901,045
*AMN Healthcare Services, Inc.	5,801	440,064
#*Amneal Pharmaceuticals, Inc.	23,412	90,604
*Amphastar Pharmaceuticals, Inc.	5,790	262,113
#*AnaptysBio, Inc.	3,146	51,311
#*Anavex Life Sciences Corp.	4,134	23,068

20

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*ANI Pharmaceuticals, Inc.	2,657	$164,043
*Anika Therapeutics, Inc.	624	12,168
*Apollo Medical Holdings, Inc.	5,801	181,049
*Arcturus Therapeutics Holdings, Inc.	3,424	65,398
*Arcus Biosciences, Inc.	8,741	137,321
*Arrowhead Pharmaceuticals, Inc.	9,205	226,351
*Artivion, Inc.	4,150	52,871
*Arvinas, Inc.	6,055	97,607
*Atea Pharmaceuticals, Inc.	826	2,685
*AtriCure, Inc.	4,452	154,217
Atrion Corp.	162	55,401
*Aura Biosciences, Inc.	3,912	31,922
*Avanos Medical, Inc.	5,151	94,572
*Avantor, Inc.	83,915	1,462,638
#*Avita Medical, Inc.	1,104	10,278
*Axonics, Inc.	5,989	306,697
*Azenta, Inc.	5,958	270,791
Baxter International, Inc.	46,607	1,511,465
#*Beam Therapeutics, Inc.	8,371	176,963
Becton Dickinson & Co.	22,739	5,747,964
*Biogen, Inc.	16,560	3,933,662
#*Biohaven, Ltd.	1,140	30,221
#*BioLife Solutions, Inc.	3,878	39,168
*BioMarin Pharmaceutical, Inc.	18,330	1,492,979
#*Biomea Fusion, Inc.	1,394	14,247
*Bio-Rad Laboratories, Inc., Class A	2,799	770,509
Bio-Techne Corp.	12,479	681,728
#*Bluebird Bio, Inc.	9,249	27,285
*Blueprint Medicines Corp.	4,499	264,811
*Boston Scientific Corp.	110,867	5,675,282
Bristol-Myers Squibb Co.	243,699	12,557,809
#*Brookdale Senior Living, Inc.	22,157	86,634
Bruker Corp.	18,791	1,071,087
Cardinal Health, Inc.	27,602	2,511,782
#*CareDx, Inc.	2,214	11,978
*Caribou Biosciences, Inc.	1,476	5,358
#Carisma Therapeutics, Inc.	1,692	5,076
*Castle Biosciences, Inc.	2,069	32,318
#*Catalent, Inc.	22,699	780,619
*Catalyst Pharmaceuticals, Inc.	13,712	170,166
#*Celldex Therapeutics, Inc.	2,628	61,811
#Cencora, Inc.	22,966	4,252,155
*Centene Corp.	63,853	4,404,580
*Certara, Inc.	8,661	105,578
*Charles River Laboratories International, Inc.	6,076	1,022,955
Chemed Corp.	1,675	942,439
Cigna Group (The)	27,245	8,424,154
*Cogent Biosciences, Inc.	12,060	98,410
*Collegium Pharmaceutical, Inc.	5,474	119,114
Community Health Systems, Inc.	10,260	21,956
CONMED Corp.	3,754	365,865
Cooper Cos, Inc. (The)	5,792	1,805,656
*Corcept Therapeutics, Inc.	12,862	361,165
*CorVel Corp.	1,808	350,644
*Crinetics Pharmaceuticals, Inc.	4,716	138,132
*Cross Country Healthcare, Inc.	4,937	114,341
*CryoPort, Inc.	3,067	29,750
#*Cullinan Oncology, Inc.	4,397	41,024

21

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*CVRx, Inc.	377	$5,044
CVS Health Corp.	106,055	7,318,856
*Cymabay Therapeutics, Inc.	16	262
Danaher Corp.	54,829	10,528,265
*DaVita, Inc.	11,123	859,029
*Day One Biopharmaceuticals, Inc.	12,100	143,143
*Deciphera Pharmaceuticals, Inc.	9,244	110,836
#*Definitive Healthcare Corp.	3,450	19,872
*Denali Therapeutics, Inc.	13,571	255,542
DENTSPLY SIRONA, Inc.	24,850	755,688
*Design Therapeutics, Inc.	3,639	7,424
*Dexcom, Inc.	25,629	2,276,624
#*Doximity, Inc., Class A	12,940	264,364
*Dynavax Technologies Corp.	15,742	223,694
*Dyne Therapeutics, Inc.	5,442	38,366
*Edgewise Therapeutics, Inc.	4,776	30,566
#*Editas Medicine, Inc.	12,120	80,962
*Edwards Lifesciences Corp.	39,718	2,530,831
*Elanco Animal Health, Inc.	55,177	486,109
Elevance Health, Inc.	18,761	8,444,138
Eli Lilly & Co.	78,940	43,727,234
Embecta Corp.	166	2,510
Encompass Health Corp.	12,492	781,500
*Enhabit, Inc.	2,520	18,572
*Enovis Corp.	5,830	267,597
Ensign Group, Inc. (The)	6,250	603,750
*Entrada Therapeutics, Inc.	623	9,974
*Envista Holdings Corp.	30,193	702,591
*EQRx, Inc.	63,246	137,876
#*Erasca, Inc.	9,745	22,511
*Evolent Health, Inc., Class A	11,821	288,787
*Exact Sciences Corp.	16,229	999,544
*Exelixis, Inc.	34,858	717,726
*Fortrea Holdings, Inc.	10,300	292,520
*Fulgent Genetics, Inc.	3,105	74,334
#GE HealthCare Technologies, Inc.	55,008	3,661,883
Gilead Sciences, Inc.	133,255	10,465,848
*Glaukos Corp.	5,070	345,774
*Globus Medical, Inc.	11,964	546,874
*GoodRx Holdings, Inc., Class A	11,380	56,103
*Haemonetics Corp.	5,214	444,389
*Halozyme Therapeutics, Inc.	14,588	494,096
*Harmony Biosciences Holdings, Inc.	2,366	55,696
#*Harrow, Inc.	3,192	45,757
*Harvard Bioscience, Inc.	8	35
HCA Healthcare, Inc.	16,936	3,829,907
*Health Catalyst, Inc.	2,545	19,062
*HealthEquity, Inc.	9,090	651,571
HealthStream, Inc.	3,463	87,960
*Henry Schein, Inc.	14,735	957,480
*Hims & Hers Health, Inc.	18,918	113,130
*Hologic, Inc.	29,401	1,945,464
*Humacyte, Inc.	766	1,624
Humana, Inc.	9,836	5,151,015
*Icosavax, Inc.	3,121	19,194
*ICU Medical, Inc.	2,149	210,731
*Ideaya Biosciences, Inc.	6,785	184,348
*IDEXX Laboratories, Inc.	9,372	3,743,833

22

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Illumina, Inc.	1,369	$149,796
*ImmunoGen, Inc.	16,798	249,618
*Immunovant, Inc.	10,100	333,805
*Inari Medical, Inc.	4,602	279,387
*Incyte Corp.	22,052	1,189,264
*Innoviva, Inc.	10,068	124,944
*Inozyme Pharma, Inc.	726	2,156
*Integer Holdings Corp.	4,119	334,339
*Integra LifeSciences Holdings Corp.	11,168	401,601
*Intellia Therapeutics, Inc.	8,975	224,824
*Intra-Cellular Therapies, Inc.	1,006	50,059
*Intuitive Surgical, Inc.	15,736	4,126,294
*Iovance Biotherapeutics, Inc.	25,508	97,441
*IQVIA Holdings, Inc.	23,794	4,302,669
iRadimed Corp.	779	31,736
*Ironwood Pharmaceuticals, Inc.	20,700	185,679
*iTeos Therapeutics, Inc.	2,654	26,699
*Jazz Pharmaceuticals PLC	6,945	882,154
Johnson & Johnson	250,621	37,177,180
#*KalVista Pharmaceuticals, Inc.	3,118	26,472
#*Karuna Therapeutics, Inc.	1,377	229,422
*Keros Therapeutics, Inc.	3,216	91,785
*Krystal Biotech, Inc.	2,874	335,884
#*Kura Oncology, Inc.	10,470	88,471
Laboratory Corp. of America Holdings	10,300	2,057,219
*Lantheus Holdings, Inc.	6,373	411,696
LeMaitre Vascular, Inc.	2,145	104,204
#*LifeStance Health Group, Inc.	13,019	75,901
*Ligand Pharmaceuticals, Inc.	2,022	105,730
*LivaNova PLC	5,593	274,337
#*MacroGenics, Inc.	4,520	23,594
*Maravai LifeSciences Holdings, Inc., Class A	2,507	17,198
#*Masimo Corp.	4,992	405,001
*MaxCyte, Inc.	6,412	18,980
McKesson Corp.	11,055	5,034,005
*Medpace Holdings, Inc.	3,136	761,013
Medtronic PLC	85,133	6,006,984
Merck & Co., Inc.	245,005	25,162,013
*Merit Medical Systems, Inc.	6,713	461,452
Mesa Laboratories, Inc.	514	48,229
*Mettler-Toledo International, Inc.	2,453	2,416,696
#*Mirati Therapeutics, Inc.	6,686	371,274
#*Mirum Pharmaceuticals, Inc.	516	14,154
*Moderna, Inc.	22,797	1,731,660
*ModivCare, Inc.	933	39,410
*Molina Healthcare, Inc.	6,406	2,132,878
*Monte Rosa Therapeutics, Inc.	571	1,941
*Morphic Holding, Inc.	912	18,194
*Myriad Genetics, Inc.	9,645	150,269
National HealthCare Corp.	2,483	167,255
National Research Corp.	2,501	105,692
*NeoGenomics, Inc.	13,812	193,644
*Neurocrine Biosciences, Inc.	8,624	956,747
*Nevro Corp.	393	5,671
#*NextGen Healthcare, Inc.	6,411	153,351
*Nurix Therapeutics, Inc.	639	3,572
#*Nuvalent, Inc., Class A	4,530	235,968
*Olema Pharmaceuticals, Inc.	3,140	41,731

23

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*OMNIAB Operations, Inc. - Earnout Shares	10,921	$49,691
*Omnicell, Inc.	3,927	139,566
#*OPKO Health, Inc.	28,264	35,330
*Option Care Health, Inc.	19,748	547,612
*OraSure Technologies, Inc.	7,329	37,818
*Organogenesis Holdings, Inc.	9,154	20,505
Organon & Co.	26,258	388,356
#*ORIC Pharmaceuticals, Inc.	2,233	14,961
*Orthofix Medical, Inc.	3,128	34,533
*Owens & Minor, Inc.	10,275	147,241
#*Pacific Biosciences of California, Inc.	27,257	168,448
*Pacira BioSciences, Inc.	5,751	162,523
*Paragon 28, Inc.	5,355	46,214
Patterson Cos., Inc.	12,189	371,277
*PDS Biotechnology Corp.	8	33
*Pediatrix Medical Group, Inc.	9,469	108,515
*Pennant Group, Inc. (The)	1,417	15,403
*Penumbra, Inc.	3,185	608,813
Perrigo Co. PLC	31,356	866,680
*PetIQ, Inc.	2,682	50,341
Pfizer, Inc.	586,474	17,922,645
Phibro Animal Health Corp., Class A	2,247	24,537
*PMV Pharmaceuticals, Inc.	3,143	4,746
*Poseida Therapeutics, Inc.	383	774
Premier, Inc., Class A	22,380	430,144
*Prestige Consumer Healthcare, Inc.	5,927	351,827
#*Privia Health Group, Inc.	8,421	177,009
*Progyny, Inc.	8,697	268,389
*Protagonist Therapeutics, Inc.	4,607	66,986
*Prothena Corp. PLC	3,202	116,745
*Quanterix Corp.	3,881	84,295
Quest Diagnostics, Inc.	14,073	1,830,897
*QuidelOrtho Corp.	7,863	480,272
*R1 RCM, Inc.	49,984	589,311
*RadNet, Inc.	7,866	212,067
#*RAPT Therapeutics, Inc.	2,660	34,979
#*Recursion Pharmaceuticals, Inc., Class A	19,292	101,862
*Regeneron Pharmaceuticals, Inc.	8,320	6,488,685
*REGENXBIO, Inc.	2,600	33,514
#*Relay Therapeutics, Inc.	1,799	11,873
#*Repligen Corp.	6,170	830,235
*Replimune Group, Inc.	6,534	95,200
ResMed, Inc.	3,805	537,342
*REVOLUTION Medicines, Inc.	11,818	233,996
Revvity, Inc.	14,458	1,197,845
#*Rhythm Pharmaceuticals, Inc.	2,595	59,970
*Rocket Pharmaceuticals, Inc.	7,562	136,872
*Sarepta Therapeutics, Inc.	6,778	456,227
*Scholar Rock Holding Corp.	5,047	59,353
*Schrodinger, Inc.	5,417	117,549
*Scilex Holding Co.	2,321	4,340
#*Seagen, Inc.	10,628	2,261,745
Select Medical Holdings Corp.	12,523	284,648
*Semler Scientific, Inc.	92	2,684
*Shockwave Medical, Inc.	2,811	579,797
*SI-BONE, Inc.	2,755	46,863
#SIGA Technologies, Inc.	6,164	31,436
#Simulations Plus, Inc.	1,504	53,046

24

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*SomaLogic, Inc.	18,424	$41,086
#*Sotera Health Co.	34,100	431,706
*SpringWorks Therapeutics, Inc.	6,207	142,140
*STAAR Surgical Co.	2,915	121,905
STERIS PLC	10,498	2,204,370
Stryker Corp.	24,480	6,614,986
*Supernus Pharmaceuticals, Inc.	6,751	161,011
*Surgery Partners, Inc.	13,367	309,179
*Surmodics, Inc.	761	22,419
*Sutro Biopharma, Inc.	50	137
*Tactile Systems Technology, Inc.	1,762	19,241
#*Tango Therapeutics, Inc.	1,452	12,197
#*Tarsus Pharmaceuticals, Inc.	2,552	36,340
#*Teladoc Health, Inc.	2,889	47,784
Teleflex, Inc.	5,629	1,039,958
*Tenet Healthcare Corp.	12,312	661,154
#*Theravance Biopharma, Inc.	4,585	43,282
Thermo Fisher Scientific, Inc.	32,430	14,423,891
#*Twist Bioscience Corp.	6,443	101,542
*UFP Technologies, Inc.	816	127,231
*United Therapeutics Corp.	6,272	1,397,778
UnitedHealth Group, Inc.	78,976	42,296,387
Universal Health Services, Inc., Class B	8,417	1,059,616
US Physical Therapy, Inc.	1,846	155,267
Utah Medical Products, Inc.	180	14,314
*Vanda Pharmaceuticals, Inc.	3,466	15,181
*Varex Imaging Corp.	5,083	91,748
*Veeva Systems, Inc., Class A	10,939	2,108,055
#*Ventyx Biosciences, Inc.	3,349	48,293
#*Vera Therapeutics, Inc.	1,151	11,993
*Veracyte, Inc.	9,887	204,859
*Veradigm, Inc.	12,703	167,553
*Vericel Corp.	3,830	134,739
*Vertex Pharmaceuticals, Inc.	18,695	6,769,646
Viatris, Inc.	125,932	1,120,795
#*Viking Therapeutics, Inc.	4,633	45,450
*Voyager Therapeutics, Inc.	4,179	27,456
*Waters Corp.	5,917	1,411,382
West Pharmaceutical Services, Inc.	6,373	2,028,462
*Xencor, Inc.	7,122	123,567
*Xenon Pharmaceuticals, Inc.	6,766	209,746
*Y-mAbs Therapeutics, Inc.	531	2,836
*Zentalis Pharmaceuticals, Inc.	6,784	110,986
Zimmer Biomet Holdings, Inc.	24,377	2,545,203
#Zoetis, Inc.	37,965	5,960,505
*Zymeworks, Inc.	4,322	30,340

TOTAL HEALTH CARE		475,769,102

INDUSTRIALS — (10.6%)
3M Co.	56,303	5,120,758
A. O. Smith Corp.	14,545	1,014,659
AAON, Inc.	8,926	486,288
*AAR Corp.	5,920	351,411
ABM Industries, Inc.	9,959	391,787
ACCO Brands Corp.	10,940	55,356
#Acuity Brands, Inc.	3,908	632,979
*ACV Auctions, Inc., Class A	14,216	189,499
Advanced Drainage Systems, Inc.	10,048	1,073,428
AECOM	17,078	1,307,321

25

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*AeroVironment, Inc.	3,154	$361,638
*AerSale Corp.	5,589	85,456
AGCO Corp.	11,721	1,343,930
Air Lease Corp.	15,667	542,548
*Air Transport Services Group, Inc.	9,666	189,164
Alamo Group, Inc.	1,420	227,626
*Alaska Air Group, Inc.	16,754	529,929
Albany International Corp.	3,356	273,883
*Alight, Inc., Class A	61,005	405,073
Allegiant Travel Co.	2,901	193,265
#Allegion PLC	11,039	1,085,796
Allient, Inc.	1,598	44,105
Allison Transmission Holdings, Inc.	14,024	707,090
Alta Equipment Group, Inc.	3,515	32,303
*Ameresco, Inc., Class A	464	12,134
#*American Airlines Group, Inc.	60,125	670,394
*American Superconductor Corp.	4,854	30,410
*American Woodmark Corp.	2,852	191,740
AMETEK, Inc.	27,606	3,886,097
*API Group Corp.	25,869	669,231
Apogee Enterprises, Inc.	2,638	113,223
Applied Industrial Technologies, Inc.	4,703	721,958
ARC Document Solutions, Inc.	808	2,246
ArcBest Corp.	3,340	363,659
#*Archer Aviation, Inc., Class A	17,326	82,298
Arcosa, Inc.	6,969	481,349
Argan, Inc.	1,592	72,818
Aris Water Solutions, Inc., Class A	2,329	19,447
Armstrong World Industries, Inc.	5,375	407,909
#*Array Technologies, Inc.	17,145	297,123
*ASGN, Inc.	6,628	553,173
Astec Industries, Inc.	2,617	104,785
*Astronics Corp.	2,311	35,428
*Asure Software, Inc.	1,558	13,181
*Atkore, Inc.	6,044	751,148
Automatic Data Processing, Inc.	40,069	8,743,857
*Avis Budget Group, Inc.	3,853	627,268
*Axon Enterprise, Inc.	5,002	1,022,859
*AZEK Co., Inc. (The)	16,992	445,190
AZZ, Inc.	3,236	152,966
Barnes Group, Inc.	7,181	149,293
Barrett Business Services, Inc.	660	60,364
*Beacon Roofing Supply, Inc.	8,667	616,830
BGSF, Inc.	114	1,057
*Blue Bird Corp.	1,232	22,435
*BlueLinx Holdings, Inc.	1,236	87,892
*Boeing Co. (The)	48,016	8,970,349
Boise Cascade Co.	5,948	557,625
Booz Allen Hamilton Holding Corp.	14,387	1,725,433
#*Bowman Consulting Group, Ltd.	597	15,862
Brady Corp., Class A	5,714	294,042
*BrightView Holdings, Inc.	12,265	82,666
Brink’s Co. (The)	6,094	407,445
Broadridge Financial Solutions, Inc.	13,083	2,232,483
*Builders FirstSource, Inc.	21,890	2,375,503
#BWX Technologies, Inc.	10,864	806,978
*CACI International, Inc., Class A	2,744	891,141
#Cadre Holdings, Inc.	3,714	104,178

26

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Carlisle Cos., Inc.	6,555	$1,665,560
Carrier Global Corp.	101,500	4,837,490
*Casella Waste Systems, Inc.	5,127	386,832
Caterpillar, Inc.	58,219	13,160,405
*CBIZ, Inc.	6,775	352,029
*CECO Environmental Corp.	5,185	83,893
#*Ceridian HCM Holding, Inc.	18,082	1,157,429
CH Robinson Worldwide, Inc.	16,162	1,322,536
#*Chart Industries, Inc.	4,736	550,465
*Cimpress PLC	2,533	151,144
Cintas Corp.	7,813	3,962,129
Civeo Corp.	1,500	30,000
#*Clarivate PLC	86,333	550,805
*Clean Harbors, Inc.	7,145	1,097,972
Columbus McKinnon Corp.	3,650	111,581
Comfort Systems USA, Inc.	4,140	752,859
*Commercial Vehicle Group, Inc.	3,376	23,531
Concentrix Corp.	1,376	104,865
*Concrete Pumping Holdings, Inc.	5,429	38,166
*Conduent, Inc.	22,423	71,529
*Construction Partners, Inc., Class A	4,454	171,256
Copa Holdings SA, Class A	3,883	317,047
*Copart, Inc.	94,677	4,120,343
*Core & Main, Inc., Class A	20,878	628,010
#Costamare, Inc.	15,460	139,604
Covenant Logistics Group, Inc.	1,885	74,429
CRA International, Inc.	727	70,599
Crane Co.	6,570	639,458
CSG Systems International, Inc.	3,832	179,568
CSW Industrials, Inc.	1,701	301,519
CSX Corp.	193,392	5,772,751
Cummins, Inc.	18,525	4,006,958
Curtiss-Wright Corp.	4,375	869,794
*Custom Truck One Source, Inc.	4,081	23,547
*Daseke, Inc.	7,398	32,847
Deere & Co.	29,304	10,706,509
Delta Air Lines, Inc.	103,286	3,227,687
Deluxe Corp.	5,922	100,970
*Distribution Solutions Group, Inc.	2,219	66,903
Donaldson Co., Inc.	15,061	868,417
Douglas Dynamics, Inc.	2,421	58,782
Dover Corp.	16,640	2,162,368
*Ducommun, Inc.	1,612	77,118
Dun & Bradstreet Holdings, Inc.	47,514	416,223
*DXP Enterprises, Inc.	1,995	65,037
*Dycom Industries, Inc.	4,005	341,146
#Eagle Bulk Shipping, Inc.	1,549	63,199
Eaton Corp. PLC	33,140	6,890,137
EMCOR Group, Inc.	6,190	1,279,163
Emerson Electric Co.	37,993	3,380,237
#Encore Wire Corp.	2,481	443,677
*Energy Recovery, Inc.	3,380	51,376
Enerpac Tool Group Corp.	6,264	177,271
EnerSys	5,110	437,314
Eneti, Inc.	3,335	33,850
Ennis, Inc.	2,752	58,783
EnPro Industries, Inc.	2,574	285,868
*Enviri Corp.	15,922	91,392

27

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Equifax, Inc.	13,428	$2,276,986
Esab Corp.	7,622	482,473
ESCO Technologies, Inc.	2,858	277,855
*ExlService Holdings, Inc.	18,366	479,536
Expeditors International of Washington, Inc.	19,441	2,123,929
Exponent, Inc.	5,001	366,523
Fastenal Co.	67,341	3,928,674
Federal Signal Corp.	7,391	428,974
FedEx Corp.	22,992	5,520,379
Ferguson PLC	27,078	4,067,116
First Advantage Corp.	18,949	246,526
Flowserve Corp.	14,841	544,962
*Fluor Corp.	16,405	546,122
*Forrester Research, Inc.	1,766	40,971
Fortive Corp.	36,424	2,377,759
Fortune Brands Innovations, Inc.	16,547	923,323
Forward Air Corp.	3,311	213,262
*Franklin Covey Co.	1,390	54,780
Franklin Electric Co., Inc.	5,594	485,112
*FTI Consulting, Inc.	4,256	903,379
*Gates Industrial Corp. PLC	29,915	326,672
GATX Corp.	4,962	518,926
Genco Shipping & Trading, Ltd.	4,683	61,675
*Gencor Industries, Inc.	445	6,319
*Generac Holdings, Inc.	6,760	568,313
General Dynamics Corp.	18,263	4,407,045
General Electric Co.	77,737	8,444,570
Genpact, Ltd.	19,970	669,794
*Gibraltar Industries, Inc.	3,664	222,991
Global Industrial Co.	4,232	135,212
*GMS, Inc.	6,514	380,939
Gorman-Rupp Co. (The)	2,420	71,511
Graco, Inc.	20,464	1,521,498
GrafTech International, Ltd.	35,004	120,764
*Graham Corp.	784	12,223
Granite Construction, Inc.	5,474	221,588
*Great Lakes Dredge & Dock Corp.	6,906	52,486
Greenbrier Cos., Inc. (The)	4,721	163,299
Griffon Corp.	13,344	532,959
*GXO Logistics, Inc.	13,225	667,995
H&E Equipment Services, Inc.	5,265	214,391
*Hayward Holdings, Inc.	26,648	279,804
Healthcare Services Group, Inc.	7,595	72,152
Heartland Express, Inc.	10,230	119,282
HEICO Corp.	6,724	1,065,149
HEICO Corp., Class A	10,542	1,340,204
Heidrick & Struggles International, Inc.	2,123	51,674
Helios Technologies, Inc.	4,334	224,154
Herc Holdings, Inc.	4,276	456,634
#*Hertz Global Holdings, Inc.	10,851	91,474
Hexcel Corp.	8,977	555,856
Hillenbrand, Inc.	8,820	335,425
*Hillman Solutions Corp.	22,424	147,101
HireQuest, Inc.	7	107
*HireRight Holdings Corp.	6,310	58,115
HNI Corp.	5,447	188,956
Honeywell International, Inc.	68,372	12,529,853
Howmet Aerospace, Inc.	47,548	2,096,867

28

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Hub Group, Inc., Class A	8,394	$577,088
Hubbell, Inc.	6,119	1,652,742
*Hudson Technologies, Inc.	5,483	70,621
Huntington Ingalls Industries, Inc.	4,812	1,057,774
Hurco Cos., Inc.	252	5,040
*Huron Consulting Group, Inc.	2,491	247,506
Hyster-Yale Materials Handling, Inc.	1,524	60,975
*IBEX Holdings, Ltd.	1,262	20,596
ICF International, Inc.	1,796	227,607
IDEX Corp.	9,188	1,758,675
*IES Holdings, Inc.	2,489	154,890
Illinois Tool Works, Inc.	28,179	6,315,477
Ingersoll Rand, Inc.	42,297	2,566,582
Innovative Solutions and Support, Inc.	172	1,254
Insperity, Inc.	4,107	434,685
Insteel Industries, Inc.	2,603	72,650
Interface, Inc.	9,226	82,019
ITT, Inc.	9,807	915,483
Jacobs Solutions, Inc.	12,239	1,631,459
*Janus International Group, Inc.	19,363	181,238
JB Hunt Transport Services, Inc.	15,693	2,697,156
*JELD-WEN Holding, Inc.	10,346	117,220
*JetBlue Airways Corp.	19,277	72,482
John Bean Technologies Corp.	3,366	350,131
Johnson Controls International PLC	83,977	4,116,553
Kadant, Inc.	1,450	319,000
Kaman Corp.	2,523	46,953
Karat Packaging, Inc.	1,080	22,280
KBR, Inc.	16,624	966,686
Kelly Services, Inc., Class A	3,445	61,493
Kennametal, Inc.	5,475	126,527
Kforce, Inc.	2,321	141,674
*Kirby Corp.	7,051	526,710
Knight-Swift Transportation Holdings, Inc.	19,509	953,795
Korn Ferry	7,206	328,017
*Kratos Defense & Security Solutions, Inc.	17,232	293,806
L3Harris Technologies, Inc.	22,046	3,955,273
Landstar System, Inc.	4,370	720,089
*Legalzoom.com, Inc.	5,600	55,832
Leidos Holdings, Inc.	16,138	1,599,599
Lennox International, Inc.	3,797	1,406,940
*Limbach Holdings, Inc.	654	19,489
Lincoln Electric Holdings, Inc.	6,801	1,188,815
Lindsay Corp.	1,677	209,491
*Liquidity Services, Inc.	2,901	55,902
Lockheed Martin Corp.	23,375	10,627,210
LSI Industries, Inc.	2,659	39,566
*Manitex International, Inc.	8	32
*Manitowoc Co., Inc. (The)	3,470	44,416
ManpowerGroup, Inc.	6,747	472,088
Marten Transport, Ltd.	9,716	170,807
Masco Corp.	23,187	1,207,811
*Masonite International Corp.	2,885	228,319
*MasTec, Inc.	9,603	570,802
*Masterbrand, Inc.	21,476	238,598
*Matrix Service Co.	2,196	25,583
Matson, Inc.	5,476	476,686
Matthews International Corp., Class A	4,142	146,792

29

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Maximus, Inc.	7,419	$554,348
#*Mayville Engineering Co., Inc.	1,647	19,912
McGrath RentCorp.	2,709	272,525
MDU Resources Group, Inc.	25,634	477,049
*Mercury Systems, Inc.	6,538	235,237
*Middleby Corp. (The)	6,777	764,920
Miller Industries, Inc.	1,467	53,355
MillerKnoll, Inc.	10,561	248,183
*Mistras Group, Inc.	2,208	12,078
*Montrose Environmental Group, Inc.	2,577	59,580
Moog, Inc., Class A	4,011	465,477
*MRC Global, Inc.	11,709	123,062
MSA Safety, Inc.	3,754	592,682
MSC Industrial Direct Co., Inc.	6,558	621,371
Mueller Industries, Inc.	16,834	634,810
Mueller Water Products, Inc., Class A	19,582	242,229
*MYR Group, Inc.	2,075	240,347
National Presto Industries, Inc.	660	49,335
NL Industries, Inc.	8	40
Nordson Corp.	6,235	1,325,499
Norfolk Southern Corp.	21,572	4,115,722
Northrop Grumman Corp.	11,494	5,418,616
*Northwest Pipe Co.	827	22,544
*NOW, Inc.	14,371	158,368
*NV5 Global, Inc.	2,299	216,911
nVent Electric PLC	20,087	966,787
Old Dominion Freight Line, Inc.	11,643	4,385,452
Omega Flex, Inc.	500	36,535
*OPENLANE, Inc.	15,867	213,094
*Orion Group Holdings, Inc.	8	38
Oshkosh Corp.	8,728	765,707
Otis Worldwide Corp.	46,695	3,605,321
Owens Corning	15,649	1,774,127
PACCAR, Inc.	56,075	4,627,870
PAM Transportation Services, Inc.	226	3,903
Pangaea Logistics Solutions, Ltd.	3,329	19,275
Park Aerospace Corp.	1,560	22,901
Parker-Hannifin Corp.	11,201	4,132,161
Park-Ohio Holdings Corp.	8	181
*Parsons Corp.	11,189	632,738
Paychex, Inc.	29,564	3,283,082
Paycom Software, Inc.	6,084	1,490,397
*Paycor HCM, Inc.	20,906	451,151
*Paylocity Holding Corp.	4,604	825,958
Pentair PLC	20,001	1,162,458
*Perma-Fix Environmental Services, Inc.	8	74
*PGT Innovations, Inc.	7,067	211,586
#Pitney Bowes, Inc.	15,055	48,628
Powell Industries, Inc.	1,154	88,454
Preformed Line Products Co.	576	77,962
Primoris Services Corp.	7,656	230,139
*Proto Labs, Inc.	1,360	32,110
*Quad/Graphics, Inc.	1,318	6,445
Quanex Building Products Corp.	4,293	115,267
Quanta Services, Inc.	17,125	2,861,930
*Quest Resource Holding Corp.	8	58
*Radiant Logistics, Inc.	3,873	22,696
#*RBC Bearings, Inc.	3,076	676,228

30

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*RCM Technologies, Inc.	232	$4,598
Regal Rexnord Corp.	7,842	928,571
Republic Services, Inc.	26,582	3,947,161
*Resideo Technologies, Inc.	18,065	261,581
Resources Connection, Inc.	3,513	47,320
REV Group, Inc.	6,511	92,717
Robert Half, Inc.	14,364	1,073,996
#*Rocket Lab USA, Inc.	44,645	188,848
Rockwell Automation, Inc.	13,188	3,465,938
Rollins, Inc.	50,016	1,881,102
#RTX Corp.	128,614	10,467,893
Rush Enterprises, Inc., Class A	9,450	336,231
Rush Enterprises, Inc., Class B	367	14,841
*RXO, Inc.	10,851	190,001
Ryder System, Inc.	7,809	761,690
*Saia, Inc.	3,128	1,121,357
Schneider National, Inc., Class B	11,714	296,716
Science Applications International Corp.	6,140	670,734
Sensata Technologies Holding PLC	20,076	640,023
#*SES AI Corp.	6,825	12,353
*Shoals Technologies Group, Inc., Class A	16,552	254,239
Shyft Group, Inc. (The)	3,684	40,450
Simpson Manufacturing Co., Inc.	4,989	664,435
#*SiteOne Landscape Supply, Inc.	5,115	704,694
*SkyWest, Inc.	5,929	250,026
Snap-on, Inc.	5,642	1,455,297
Southwest Airlines Co.	69,617	1,547,586
*SP Plus Corp.	2,256	113,996
#Spirit Airlines, Inc.	13,000	149,240
*SPX Technologies, Inc.	4,895	392,187
SS&C Technologies Holdings, Inc.	30,712	1,543,278
Standex International Corp.	1,411	202,577
Stanley Black & Decker, Inc.	17,929	1,524,861
Steelcase, Inc., Class A	10,824	118,090
*Stericycle, Inc.	10,905	449,722
#*Sterling Check Corp.	10,870	121,527
*Sterling Infrastructure, Inc.	3,970	289,215
*Sun Country Airlines Holdings, Inc.	2,833	36,886
#*Symbotic, Inc.	1,689	57,477
*TaskUS, Inc., Class A	858	7,962
Tecnoglass, Inc.	7,226	236,146
Tennant Co.	2,335	173,304
Terex Corp.	8,681	397,590
Tetra Tech, Inc.	5,488	828,194
Textainer Group Holdings, Ltd.	5,362	263,381
Textron, Inc.	23,484	1,784,784
*Thermon Group Holdings, Inc.	3,801	101,449
Timken Co. (The)	9,428	651,663
*Titan International, Inc.	9,528	108,238
*Titan Machinery, Inc.	2,782	69,105
Toro Co. (The)	13,123	1,060,863
Trane Technologies PLC	22,831	4,344,968
*Transcat, Inc.	691	62,204
*TransDigm Group, Inc.	4,145	3,432,433
TransUnion	3,160	138,661
*Trex Co., Inc.	11,298	635,061
#*TriNet Group, Inc.	7,267	746,684
Trinity Industries, Inc.	11,577	241,149

31

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Triumph Group, Inc.	4,778	$35,644
TTEC Holdings, Inc.	3,686	75,858
*Tutor Perini Corp.	4,984	35,935
*Twin Disc, Inc.	8	110
*Uber Technologies, Inc.	74,500	3,224,360
UFP Industries, Inc.	8,489	807,898
U-Haul Holding Co.	22,522	1,063,264
#*U-Haul Holding Co.	1,937	95,145
*Ultralife Corp.	8	59
UniFirst Corp.	1,783	293,179
Union Pacific Corp.	65,363	13,570,012
*United Airlines Holdings, Inc.	54,177	1,896,737
United Parcel Service, Inc., Class B	81,007	11,442,239
United Rentals, Inc.	11,088	4,504,722
Universal Logistics Holdings, Inc.	3,261	72,981
*Upwork, Inc.	21,027	219,732
*V2X, Inc.	1,815	92,692
Valmont Industries, Inc.	2,065	406,619
*Veralto Corp.	18,249	1,259,181
Verisk Analytics, Inc.	17,068	3,880,580
Veritiv Corp.	1,848	313,070
*Verra Mobility Corp.	20,629	407,835
Vertiv Holdings Co.	46,255	1,816,434
*Vestis Corp.	14,832	226,781
*Viad Corp.	1,661	40,246
*Vicor Corp.	2,219	85,964
VSE Corp.	1,653	88,931
Wabash National Corp.	6,888	142,513
Waste Management, Inc.	39,708	6,525,216
#Watsco, Inc.	3,673	1,281,473
Watts Water Technologies, Inc., Class A	2,844	492,040
Werner Enterprises, Inc.	9,211	334,544
WESCO International, Inc.	6,755	865,991
Westinghouse Air Brake Technologies Corp.	20,633	2,187,511
*Willdan Group, Inc.	989	17,446
*Willis Lease Finance Corp.	477	21,312
*WillScot Mobile Mini Holdings Corp.	25,882	1,020,010
Woodward, Inc.	6,477	807,682
WW Grainger, Inc.	6,527	4,763,600
#*Xometry, Inc., Class A	1,621	23,586
*XPO, Inc.	15,188	1,151,402
Xylem, Inc.	25,771	2,410,619
Zurn Elkay Water Solutions Corp.	12,356	326,940

TOTAL INDUSTRIALS		423,045,037

INFORMATION TECHNOLOGY — (25.6%)
A10 Networks, Inc.	7,390	80,329
Accenture PLC, Class A	67,349	20,008,714
*ACI Worldwide, Inc.	14,553	296,445
Adeia, Inc.	15,486	130,547
*Adobe, Inc.	36,833	19,597,366
Advanced Energy Industries, Inc.	4,367	381,064
*Advanced Micro Devices, Inc.	119,390	11,759,915
#*Aehr Test Systems	1,641	38,662
*Agilysys, Inc.	1,102	94,541
*Akamai Technologies, Inc.	19,521	2,017,105
*Alarm.com Holdings, Inc.	5,170	264,342
*Alkami Technology, Inc.	9,724	174,546
*Allegro MicroSystems, Inc.	16,256	422,006

32

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Alpha & Omega Semiconductor, Ltd.	3,002	$71,207
*Altair Engineering, Inc., Class A	4,763	295,878
*Ambarella, Inc.	4,034	181,490
Amdocs, Ltd.	14,393	1,153,743
American Software, Inc., Class A	1,169	12,824
Amkor Technology, Inc.	32,196	671,609
Amphenol Corp., Class A	48,523	3,908,528
*Amplitude, Inc., Class A	6,472	64,461
*Amtech Systems, Inc.	8	57
Analog Devices, Inc.	41,561	6,538,792
*ANSYS, Inc.	7,568	2,105,872
*Appfolio, Inc., Class A	274	51,394
Apple, Inc.	1,522,322	259,966,928
Applied Materials, Inc.	83,525	11,054,534
#*AppLovin Corp., Class A	28,033	1,021,522
*Arista Networks, Inc.	23,751	4,758,988
*Arlo Technologies, Inc.	24	204
*Arrow Electronics, Inc.	7,792	883,691
*Aspen Technology, Inc.	5,570	990,067
*Atlassian Corp., Class A	4,929	890,375
#*Aurora Innovation, Inc.	121,597	212,795
*Autodesk, Inc.	18,808	3,717,025
*AvePoint, Inc.	20,338	152,332
*Aviat Networks, Inc.	1,475	39,382
*Avid Technology, Inc.	2,510	67,820
Avnet, Inc.	12,042	557,906
*Axcelis Technologies, Inc.	3,484	444,210
Badger Meter, Inc.	2,434	337,231
Bel Fuse, Inc., Class B	1,403	76,015
Belden, Inc.	5,324	377,472
Benchmark Electronics, Inc.	4,952	119,888
#Bentley Systems, Inc., Class B	22,882	1,112,980
#*BILL Holdings, Inc.	11,200	1,022,448
*BK Technologies Corp.	2	25
*Blackbaud, Inc.	5,799	379,255
*BlackLine, Inc.	1,430	70,213
*Box, Inc., Class A	15,439	383,814
*Braze, Inc., Class A	3,165	134,766
Broadcom, Inc.	44,487	37,430,027
#*C3.ai, Inc., Class A	1,950	47,580
*Cadence Design Systems, Inc.	17,864	4,284,680
*Calix, Inc.	5,608	185,737
*CCC Intelligent Solutions Holdings, Inc.	26,360	283,897
CDW Corp.	16,220	3,250,488
*Cerence, Inc.	4,467	68,390
*CEVA, Inc.	2,033	34,907
*Ciena Corp.	17,623	743,691
*Cirrus Logic, Inc.	7,035	470,853
Cisco Systems, Inc.	389,517	20,305,521
#*Cleanspark, Inc.	15,992	65,567
Climb Global Solutions, Inc.	149	6,627
#*Cloudflare, Inc., Class A	16,066	910,782
Cognex Corp.	15,995	575,660
Cognizant Technology Solutions Corp., Class A	59,035	3,805,986
*Cognyte Software, Ltd.	6,115	25,561
*Coherent Corp.	15,633	462,737
*Cohu, Inc.	6,596	198,803
*CommVault Systems, Inc.	2,533	165,532

33

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Comtech Telecommunications Corp.	2,606	$31,793
*Confluent, Inc., Class A	13,740	397,223
*Consensus Cloud Solutions, Inc.	1,014	21,892
Corning, Inc.	111,458	2,982,616
*Corsair Gaming, Inc.	14,796	189,241
*Couchbase, Inc.	2,042	31,773
Crane NXT Co.	7,245	376,740
*Credo Technology Group Holding, Ltd.	13,130	186,709
*Crowdstrike Holdings, Inc., Class A	11,883	2,100,558
*CS Disco, Inc.	5,742	32,213
CTS Corp.	3,600	134,676
*Daktronics, Inc.	3,955	38,047
*Datadog, Inc., Class A	16,426	1,338,226
Dell Technologies, Inc., Class C	25,362	1,696,971
*Digi International, Inc.	4,076	102,634
#*Digimarc Corp.	566	14,682
#*DigitalOcean Holdings, Inc.	8,377	171,393
*Diodes, Inc.	5,855	381,043
*DocuSign, Inc.	14,321	556,800
Dolby Laboratories, Inc., Class A	6,457	522,630
*DoubleVerify Holdings, Inc.	18,236	507,508
*Dropbox, Inc., Class A	28,772	756,704
#*DXC Technology Co.	32,017	645,783
*Dynatrace, Inc.	21,814	975,304
*E2open Parent Holdings, Inc.	22,941	66,299
#*Eastman Kodak Co.	5,397	20,077
*Elastic NV	3,912	293,556
*Enfusion, Inc., Class A	2,336	19,389
*EngageSmart, Inc.	19,413	439,704
#*Enphase Energy, Inc.	8,753	696,564
Entegris, Inc.	15,065	1,326,323
*Envestnet, Inc.	5,145	190,365
*EPAM Systems, Inc.	6,530	1,420,732
*ePlus, Inc.	3,355	209,687
*Everbridge, Inc.	3,676	75,762
*EverCommerce, Inc.	4,758	45,582
*Extreme Networks, Inc.	13,505	278,473
*F5, Inc.	7,378	1,118,431
*Fabrinet	4,113	637,515
*Fair Isaac Corp.	2,675	2,262,702
*FARO Technologies, Inc.	757	9,743
#*Fastly, Inc., Class A	18,090	265,380
*First Solar, Inc.	11,035	1,571,936
*Five9, Inc.	58	3,356
*Flex, Ltd.	61,324	1,577,253
*FormFactor, Inc.	8,468	286,896
*Fortinet, Inc.	57,822	3,305,684
*Freshworks, Inc., Class A	18,951	339,981
*Gartner, Inc.	9,436	3,133,129
Gen Digital, Inc.	103,533	1,724,860
*Gitlab, Inc., Class A	6,242	270,154
#*GLOBALFOUNDRIES, Inc.	12,102	600,501
*Globant SA	4,765	811,432
*GoDaddy, Inc., Class A	16,031	1,173,950
*Grid Dynamics Holdings, Inc.	7,714	78,220
*Guidewire Software, Inc.	6,869	619,103
Hackett Group, Inc. (The)	2,954	65,845
*Harmonic, Inc.	12,816	138,285

34

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*HashiCorp, Inc., Class A	10,416	$205,091
Hewlett Packard Enterprise Co.	163,290	2,511,400
HP, Inc.	114,606	3,017,576
*HubSpot, Inc.	2,747	1,164,096
*Ichor Holdings, Ltd.	3,463	84,012
*Identiv, Inc.	736	4,482
Immersion Corp.	2,786	17,803
#*indie Semiconductor, Inc., Class A	8,600	42,054
*Infinera Corp.	3,787	11,096
*Informatica, Inc., Class A	12,655	242,723
Information Services Group, Inc.	8	32
*Insight Enterprises, Inc.	4,146	594,122
*Instructure Holdings, Inc.	3,323	81,845
*Intapp, Inc.	5,284	180,713
Intel Corp.	356,525	13,013,162
#InterDigital, Inc.	3,569	268,567
International Business Machines Corp.	105,549	15,266,607
*inTEST Corp.	330	4,267
Intuit, Inc.	19,361	9,582,727
#*IonQ, Inc.	14,727	141,968
IPG Photonics Corp.	6,093	523,389
*Iteris, Inc.	16	71
*Itron, Inc.	5,413	310,057
Jabil, Inc.	20,147	2,474,052
#*Jamf Holding Corp.	12,239	196,558
*JFrog, Ltd.	10,244	230,388
Juniper Networks, Inc.	40,942	1,102,159
*Keysight Technologies, Inc.	21,386	2,610,161
*Kimball Electronics, Inc.	2,913	76,321
KLA Corp.	12,378	5,813,947
*Knowles Corp.	11,099	144,176
Kulicke & Soffa Industries, Inc.	7,487	311,534
*Kyndryl Holdings, Inc.	37,404	547,215
Lam Research Corp.	13,628	8,016,262
*Lantronix, Inc.	1,143	5,223
*Lattice Semiconductor Corp.	13,755	764,916
Littelfuse, Inc.	2,782	602,776
*LiveRamp Holdings, Inc.	9,198	254,417
#*Lumentum Holdings, Inc.	8,056	315,876
*Luna Innovations, Inc.	2,603	14,785
*MACOM Technology Solutions Holdings, Inc.	7,917	558,465
*Magnachip Semiconductor Corp.	3,736	27,609
*Manhattan Associates, Inc.	6,869	1,339,318
#*Marathon Digital Holdings, Inc.	6,407	56,446
Marvell Technology, Inc.	87,255	4,120,181
*Matterport, Inc.	30,290	61,792
*MaxLinear, Inc.	5,432	82,566
#*MeridianLink, Inc.	6,482	106,434
Methode Electronics, Inc.	986	22,550
Microchip Technology, Inc.	49,976	3,562,789
Micron Technology, Inc.	101,228	6,769,116
Microsoft Corp.	658,465	222,633,601
*Mirion Technologies, Inc.	22,830	158,212
#*Mitek Systems, Inc.	5,554	59,317
MKS Instruments, Inc.	5,799	380,762
*Model N, Inc.	2,386	57,503
*MongoDB, Inc.	3,692	1,272,226
Monolithic Power Systems, Inc.	4,486	1,981,646

35

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Motorola Solutions, Inc.	14,812	$4,124,549
*N-able, Inc.	17,989	233,137
Napco Security Technologies, Inc.	2,587	47,523
*Navitas Semiconductor Corp.	8,045	42,156
#*nCino, Inc.	12,139	341,106
*NCR Voyix Corp.	22,362	341,915
NetApp, Inc.	26,098	1,899,412
*NETGEAR, Inc.	1,913	24,180
*NetScout Systems, Inc.	10,951	239,060
*NetSol Technologies, Inc.	16	28
Network-1 Technologies, Inc.	16	36
*Novanta, Inc.	3,477	459,173
*Nutanix, Inc., Class A	25,787	933,232
NVE Corp.	361	24,548
NVIDIA Corp.	217,892	88,856,358
NXP Semiconductors NV	23,227	4,005,032
*Okta, Inc.	19,294	1,300,609
*Olo, Inc., Class A	10,794	55,157
*ON Semiconductor Corp.	55,537	3,478,838
#ON24, Inc.	2,257	13,881
*One Stop Systems, Inc.	16	32
*OneSpan, Inc.	3,632	28,693
*Onto Innovation, Inc.	5,002	562,075
Oracle Corp.	155,563	16,085,214
*OSI Systems, Inc.	2,184	227,726
#*Palantir Technologies, Inc., Class A	155,194	2,296,871
*Palo Alto Networks, Inc.	20,631	5,013,746
#*PAR Technology Corp.	2,929	85,497
Park City Group, Inc.	8	78
PC Connection, Inc.	3,337	178,796
*PDF Solutions, Inc.	5,028	133,393
*Perficient, Inc.	4,428	257,665
*Photronics, Inc.	8,315	152,663
*Plexus Corp.	3,600	353,952
Power Integrations, Inc.	5,714	396,152
#*PowerSchool Holdings, Inc.	19,488	388,201
*Procore Technologies, Inc.	12,366	755,439
Progress Software Corp.	5,158	265,018
*PTC, Inc.	10,321	1,449,275
*Pure Storage, Inc., Class A	23,354	789,599
*Q2 Holdings, Inc.	6,737	202,312
*Qorvo, Inc.	11,025	963,805
QUALCOMM, Inc.	122,892	13,393,999
*Qualys, Inc.	4,310	659,214
*QuickLogic Corp.	16	150
*Rambus, Inc.	9,432	512,441
#*Rekor Systems, Inc.	798	2,194
*Ribbon Communications, Inc.	17,407	32,725
Richardson Electronics, Ltd.	1,256	14,406
#*Riot Platforms, Inc.	20,616	201,624
*Rogers Corp.	2,094	257,332
Roper Technologies, Inc.	6,170	3,014,477
*Salesforce, Inc.	73,709	14,802,978
*Samsara, Inc., Class A	6,690	154,338
*Sanmina Corp.	8,111	412,607
Sapiens International Corp. NV	7,212	183,906
*ScanSource, Inc.	2,704	82,202
Seagate Technology Holdings PLC	22,375	1,527,094

36

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*SEMrush Holdings, Inc., Class A	5,239	$42,331
*Semtech Corp.	3,538	49,390
*SentinelOne, Inc., Class A	26,447	413,367
*ServiceNow, Inc.	8,219	4,782,225
*Silicon Laboratories, Inc.	3,760	346,597
#*SiTime Corp.	2,738	273,252
Skyworks Solutions, Inc.	18,745	1,625,941
*SMART Global Holdings, Inc.	6,077	83,255
#*SmartRent, Inc.	22,199	53,500
#*Snowflake, Inc., Class A	11,058	1,604,848
*SolarWinds Corp.	15,743	144,993
*Splunk, Inc.	17,859	2,628,130
*Sprinklr, Inc., Class A	11,767	159,914
*SPS Commerce, Inc.	2,381	381,770
*Squarespace, Inc., Class A	7,373	209,467
#*Stratasys, Ltd.	2,423	24,642
#*Super Micro Computer, Inc.	6,133	1,468,669
*Synaptics, Inc.	4,475	374,378
*Synopsys, Inc.	9,948	4,669,989
TD SYNNEX Corp.	11,927	1,093,467
TE Connectivity, Ltd.	36,945	4,353,968
*Teledyne Technologies, Inc.	5,479	2,052,379
*Teradata Corp.	12,022	513,580
#Teradyne, Inc.	18,694	1,556,649
Texas Instruments, Inc.	85,704	12,170,825
*Thoughtworks Holding, Inc.	26,929	91,289
*Trimble, Inc.	24,189	1,140,028
*TTM Technologies, Inc.	13,545	155,632
*Twilio, Inc., Class A	23,026	1,180,313
*Tyler Technologies, Inc.	3,411	1,271,962
#*UiPath, Inc., Class A	49,486	768,518
*Ultra Clean Holdings, Inc.	5,460	130,276
*Unisys Corp.	450	1,251
#*Unity Software, Inc.	40,958	1,039,104
Universal Display Corp.	5,030	700,075
*Varonis Systems, Inc.	10,691	359,645
*Veeco Instruments, Inc.	5,781	138,397
*Verint Systems, Inc.	6,293	118,371
*VeriSign, Inc.	11,485	2,293,095
*Vertex, Inc., Class A	1,715	41,520
#*Viasat, Inc.	6,931	127,808
*Viavi Solutions, Inc.	19,108	148,660
Vishay Intertechnology, Inc.	16,596	369,095
*Vishay Precision Group, Inc.	1,356	40,572
*VMware, Inc., Class A	2,952	429,959
Vontier Corp.	22,074	652,507
*Western Digital Corp.	38,890	1,561,433
#*Wolfspeed, Inc.	2,784	94,211
*Workday, Inc., Class A	8,890	1,882,102
Xerox Holdings Corp.	19,905	255,580
*Yext, Inc.	9,015	54,360
*Zebra Technologies Corp.	5,964	1,249,040
*Zoom Video Communications, Inc., Class A	26,572	1,593,789
*Zscaler, Inc.	7,638	1,212,074

TOTAL INFORMATION TECHNOLOGY		1,018,121,547

MATERIALS — (3.1%)
AdvanSix, Inc.	1,500	41,325
Air Products and Chemicals, Inc.	17,237	4,868,418

37

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Albemarle Corp.	4,976	$630,857
Alcoa Corp.	19,582	502,082
Alpha Metallurgical Resources, Inc.	2,262	497,549
*Alto Ingredients, Inc.	4,272	17,771
Amcor PLC	179,028	1,591,559
American Vanguard Corp.	3,530	33,041
AptarGroup, Inc.	7,551	923,261
Arch Resources, Inc.	2,908	438,614
Ashland, Inc.	7,001	536,487
*Aspen Aerogels, Inc.	7,584	58,548
#*ATI, Inc.	16,126	609,079
Avery Dennison Corp.	10,196	1,774,818
Avient Corp.	9,592	303,299
*Axalta Coating Systems, Ltd.	28,303	742,388
Balchem Corp.	3,439	399,749
Ball Corp.	39,025	1,879,054
Berry Global Group, Inc.	17,969	988,295
Cabot Corp.	7,475	496,938
Caledonia Mining Corp. PLC	1,562	17,291
Carpenter Technology Corp.	6,511	408,370
Celanese Corp.	13,801	1,580,352
*Century Aluminum Co.	9,842	65,056
CF Industries Holdings, Inc.	29,588	2,360,531
Chase Corp.	961	122,105
Chemours Co. (The)	22,829	550,407
*Clearwater Paper Corp.	2,213	74,822
*Cleveland-Cliffs, Inc.	34,470	578,407
#*Coeur Mining, Inc.	48,364	121,394
Commercial Metals Co.	16,389	693,091
Compass Minerals International, Inc.	5,255	129,483
Corteva, Inc.	82,333	3,963,511
Crown Holdings, Inc.	17,011	1,371,087
Dow, Inc.	94,619	4,573,882
DuPont de Nemours, Inc.	56,939	4,149,714
Eagle Materials, Inc.	4,418	679,974
Eastman Chemical Co.	15,811	1,181,556
Ecolab, Inc.	21,026	3,526,901
*Ecovyst, Inc.	15,435	142,002
Element Solutions, Inc.	31,022	565,531
*Ferroglobe PLC	25,506	116,052
FMC Corp.	15,848	843,114
Fortitude Gold Corp.	4	24
Freeport-McMoRan, Inc.	113,973	3,850,008
FutureFuel Corp.	3,690	24,169
*Gatos Silver, Inc.	5,144	25,051
Graphic Packaging Holding Co.	47,729	1,026,651
Greif, Inc., Class A	5,165	327,977
Greif, Inc., Class B	657	42,087
Hawkins, Inc.	2,416	138,751
Haynes International, Inc.	1,387	59,676
HB Fuller Co.	7,239	478,860
Hecla Mining Co.	54,154	220,407
Huntsman Corp.	23,775	554,671
*Ingevity Corp.	66	2,658
Innospec, Inc.	3,198	313,404
#International Flavors & Fragrances, Inc.	29,608	2,023,707
International Paper Co.	41,403	1,396,523
*Intrepid Potash, Inc.	2,073	41,232

38

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Knife River Corp.	5,474	$275,452
Koppers Holdings, Inc.	2,661	97,313
#Kronos Worldwide, Inc.	7,479	51,605
Linde PLC	41,605	15,899,767
#*Livent Corp.	13,583	198,176
Louisiana-Pacific Corp.	9,888	507,057
*LSB Industries, Inc.	9,761	88,923
LyondellBasell Industries NV, Class A	43,691	3,942,676
Martin Marietta Materials, Inc.	7,170	2,932,100
Materion Corp.	2,654	257,385
Mativ Holdings, Inc.	6,105	79,975
Mercer International, Inc.	7,442	59,089
Minerals Technologies, Inc.	4,054	219,159
Mosaic Co. (The)	44,496	1,445,230
#*MP Materials Corp.	19,732	323,605
Myers Industries, Inc.	3,877	65,017
NewMarket Corp.	1,299	626,313
Newmont Corp.	91,268	3,419,812
Nucor Corp.	39,500	5,837,705
*O-I Glass, Inc.	24,650	380,842
Olin Corp.	18,685	798,223
Olympic Steel, Inc.	1,202	61,026
Orion SA	7,674	155,782
Packaging Corp. of America	12,073	1,847,773
Pactiv Evergreen, Inc.	19,612	169,055
#*Piedmont Lithium, Inc.	85	2,335
PPG Industries, Inc.	27,923	3,428,107
Quaker Chemical Corp.	1,910	274,505
Ramaco Resources, Inc., Class A	5,402	63,636
Ramaco Resources, Inc., Class B	1,080	13,511
*Ranpak Holdings Corp.	7,617	24,070
Reliance Steel & Aluminum Co.	7,955	2,023,593
Royal Gold, Inc.	7,117	742,517
RPM International, Inc.	15,968	1,457,399
Ryerson Holding Corp.	5,412	157,219
Schnitzer Steel Industries, Inc.	2,780	63,134
Sealed Air Corp.	12,590	387,646
Sensient Technologies Corp.	5,704	321,820
Sherwin-Williams Co. (The)	24,112	5,743,720
Silgan Holdings, Inc.	13,686	548,261
Sonoco Products Co.	13,465	697,622
Southern Copper Corp.	9,612	681,491
Steel Dynamics, Inc.	25,693	2,736,561
Stepan Co.	1,964	146,907
*Summit Materials, Inc., Class A	16,795	552,555
SunCoke Energy, Inc.	12,545	119,303
Sylvamo Corp.	6,975	308,992
*TimkenSteel Corp.	5,496	111,734
TriMas Corp.	5,847	141,556
Tronox Holdings PLC	11,929	127,521
United States Lime & Minerals, Inc.	605	119,784
#United States Steel Corp.	28,662	971,355
Vulcan Materials Co.	15,391	3,024,178
Warrior Met Coal, Inc.	7,091	345,544
Westlake Corp.	8,131	937,992
Westrock Co.	29,637	1,064,857

39

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Worthington Industries, Inc.	5,813	$358,197

TOTAL MATERIALS		123,110,303

REAL ESTATE — (0.2%)
*Anywhere Real Estate, Inc.	11,678	54,536
*CBRE Group, Inc., Class A	36,616	2,538,953
*Compass, Inc., Class A	26,989	53,438
*CoStar Group, Inc.	42,658	3,131,524
*Cushman & Wakefield PLC	27,706	204,193
#DigitalBridge Group, Inc.	14,477	229,460
#eXp World Holdings, Inc.	2,290	30,388
*Forestar Group, Inc.	5,900	140,125
*FRP Holdings, Inc.	744	40,020
*Howard Hughes Holdings, Inc.	5,996	397,715
*Jones Lang LaSalle, Inc.	5,232	669,277
Kennedy-Wilson Holdings, Inc.	18,186	234,054
Marcus & Millichap, Inc.	4,833	138,707
*Maui Land & Pineapple Co., Inc.	8	117
Newmark Group, Inc., Class A	18,818	106,698
*Opendoor Technologies, Inc.	69,595	132,231
RMR Group, Inc. (The), Class A	1,356	30,537
St. Joe Co. (The)	6,401	298,543
*Stratus Properties, Inc.	41	1,053
*Tejon Ranch Co.	2,442	37,900
*Zillow Group, Inc., Class A	5,413	192,324
*Zillow Group, Inc., Class C	21,501	779,411

TOTAL REAL ESTATE		9,441,204

UTILITIES — (2.5%)
AES Corp. (The)	6,244	93,036
ALLETE, Inc.	5,547	296,986
Alliant Energy Corp.	29,174	1,423,399
#*Altus Power, Inc.	17,275	91,730
Ameren Corp.	26,843	2,032,284
American Electric Power Co., Inc.	57,107	4,313,863
American States Water Co.	3,605	281,370
American Water Works Co., Inc.	23,998	2,823,365
Artesian Resources Corp., Class A	713	28,021
Atlantica Sustainable Infrastructure PLC	10,515	190,427
Atmos Energy Corp.	19,052	2,051,138
Avangrid, Inc.	4,627	138,208
Avista Corp.	10,248	324,759
Black Hills Corp.	11,719	566,614
Brookfield Renewable Corp., Class A	23,108	525,938
California Water Service Group	5,447	265,160
CenterPoint Energy, Inc.	70,971	1,907,700
Chesapeake Utilities Corp.	1,579	139,915
Clearway Energy, Inc., Class C	9,274	201,339
CMS Energy Corp.	33,051	1,795,991
Consolidated Edison, Inc.	41,421	3,636,350
#Consolidated Water Co., Ltd.	908	26,804
Constellation Energy Corp.	38,105	4,302,817
Dominion Energy, Inc.	88,398	3,564,207
DTE Energy Co.	21,667	2,088,265
Duke Energy Corp.	61,684	5,483,091
Edison International	39,997	2,522,211
Entergy Corp.	23,654	2,261,086
Essential Utilities, Inc.	27,240	911,450
Evergy, Inc.	26,553	1,304,814

40

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
Eversource Energy	6,341	$341,082
Exelon Corp.	108,755	4,234,920
FirstEnergy Corp.	63,577	2,263,341
Genie Energy, Ltd., Class B	2,911	57,754
IDACORP, Inc.	5,896	558,410
MGE Energy, Inc.	3,383	242,324
Middlesex Water Co.	1,835	116,578
*Montauk Renewables, Inc.	13,119	131,977
National Fuel Gas Co.	13,837	704,995
New Jersey Resources Corp.	13,526	548,885
NextEra Energy, Inc.	171,578	10,002,997
NiSource, Inc.	44,262	1,113,632
Northwest Natural Holding Co.	4,708	172,831
Northwestern Energy Group, Inc.	6,059	290,893
NRG Energy, Inc.	30,276	1,283,097
OGE Energy Corp.	22,279	761,942
ONE Gas, Inc.	5,756	347,662
#Ormat Technologies, Inc.	7,561	465,304
#Otter Tail Corp.	4,174	321,148
*PG&E Corp.	249,053	4,059,564
Pinnacle West Capital Corp.	11,425	847,506
PNM Resources, Inc.	8,692	367,324
Portland General Electric Co.	10,529	421,371
PPL Corp.	93,566	2,298,917
Public Service Enterprise Group, Inc.	54,000	3,329,100
*Pure Cycle Corp.	1,668	15,946
Sempra	62,753	4,394,593
SJW Group	3,071	191,876
Southern Co. (The)	88,062	5,926,573
Southwest Gas Holdings, Inc.	7,422	435,003
Spire, Inc.	5,126	285,159
#*Sunnova Energy International, Inc.	4,358	39,789
UGI Corp.	22,505	468,104
Unitil Corp.	1,606	73,346
Via Renewables, Inc.	17	96
Vistra Corp.	54,465	1,782,095
WEC Energy Group, Inc.	34,824	2,834,325
Xcel Energy, Inc.	59,876	3,548,851
York Water Co. (The)	1,059	38,198

TOTAL UTILITIES		100,909,846

TOTAL COMMON STOCKS		3,867,214,713

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»Resolute Forest Products, Inc.	9,429	10,089

HEALTH CARE — (0.0%)
*»ABIOMED, Inc. 1/2/2026	1,507	23,524
*»Albireo Pharma, Inc. 3/2/2026	1,266	6,849
*<»Chinook Therapeutics	6,043	2,357
*<»OmniAb Operations, Inc.	666	—
*<»OmniAb Operations, Inc.	666	—
*»Xeris Biopharma Holdings, Inc. 10/6/2049	656	177

TOTAL HEALTH CARE		32,907

TOTAL RIGHTS/WARRANTS		42,996

TOTAL INVESTMENT SECURITIES — (97.0%) (Cost $3,715,654,467)		3,867,257,709

41

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

SECURITIES LENDING COLLATERAL — (3.0%)
@§The DFA Short Term Investment Fund	10,247,297	$118,530,534

TOTAL INVESTMENTS — (100.0%) (Cost $3,834,185,001)		$3,985,788,243

As of October 31, 2023, Dimensional US Core Equity Market ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	8	12/15/23	$1,749,313	$1,684,900	$(64,413)

Total Futures Contracts			$1,749,313	$1,684,900	$(64,413)

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment
USD	United States Dollars

42

DIMENSIONAL US CORE EQUITY 1 ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (96.0%)
COMMUNICATION SERVICES — (7.3%)
*Advantage Solutions, Inc.	92	$212
*Alphabet, Inc., Class A	12,898	1,600,384
*Alphabet, Inc., Class C	11,364	1,423,909
*Altice USA, Inc., Class A	2,163	6,251
#*AMC Networks, Inc., Class A	12	142
*Anterix, Inc.	4	122
AT&T, Inc.	21,346	328,728
ATN International, Inc.	4	124
*Bandwidth, Inc., Class A	8	85
*Boston Omaha Corp., Class A	8	114
*Bumble, Inc., Class A	1,883	25,308
Cable One, Inc.	28	15,396
*Cardlytics, Inc.	17	211
*Cargurus, Inc.	20	345
*Cars.com, Inc.	148	2,254
*Charter Communications, Inc., Class A	378	152,258
*Cinemark Holdings, Inc.	741	12,219
Cogent Communications Holdings, Inc.	166	10,787
Comcast Corp., Class A	18,748	774,105
*Cumulus Media, Inc., Class A	4	18
*DHI Group, Inc.	16	44
#*DISH Network Corp., Class A	100	490
Electronic Arts, Inc.	900	111,411
*Emerald Holding, Inc.	4	20
Endeavor Group Holdings, Inc., Class A	1,583	36,029
Entravision Communications Corp., Class A	24	86
*Eventbrite, Inc., Class A	404	3,345
*EverQuote, Inc., Class A	6	52
*EW Scripps Co. (The), Class A	20	109
Fox Corp., Class A	1,665	50,599
Fox Corp., Class B	32	893
*Frontier Communications Parent, Inc.	3,524	63,150
#*fuboTV, Inc.	96	232
*Gaia, Inc.	4	11
*Gambling.com Group, Ltd.	6	78
*Gannett Co., Inc.	48	112
*Gogo, Inc.	543	5,701
Gray Television, Inc.	1,572	10,249
*IDT Corp., Class B	193	5,414
*IMAX Corp.	12	219
*Integral Ad Science Holding Corp.	489	5,614
Interpublic Group of Cos., Inc. (The)	2,272	64,525
Iridium Communications, Inc.	768	28,454
*IZEA Worldwide, Inc.	8	17
John Wiley & Sons, Inc., Class A	302	9,142
*Lee Enterprises, Inc.	8	72
*Liberty Broadband Corp., Class A	4	333
*Liberty Broadband Corp., Class C	16	1,333
*Liberty Latin America, Ltd., Class A	16	109
#*Liberty Latin America, Ltd., Class C	1,898	13,001
*Liberty Media Corp.-Liberty Formula One	194	12,550
*Liberty Media Corp.-Liberty SiriusXM	848	20,818
*Lions Gate Entertainment Corp., Class A	12	94

1

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Lions Gate Entertainment Corp., Class B	18	$134
*Live Nation Entertainment, Inc.	616	49,292
#*Madison Square Garden Sports Corp.	151	25,389
*Magnite, Inc.	58	385
#Marcus Corp. (The)	8	124
*Match Group, Inc.	1,373	47,506
*Meta Platforms, Inc., Class A	4,953	1,492,190
*Netflix, Inc.	684	281,596
New York Times Co. (The), Class A	896	36,118
News Corp., Class A	48	993
#News Corp., Class B	24	515
Nexstar Media Group, Inc.	291	40,763
*NextPlat Corp.	12	18
Omnicom Group, Inc.	1,216	91,091
*Ooma, Inc.	4	44
*Paltalk, Inc.	8	12
#Paramount Global, Class B	3,592	39,081
*Pinterest, Inc., Class A	2,319	69,292
*Playstudios, Inc.	36	102
*Playtika Holding Corp.	24	202
*PubMatic, Inc., Class A	12	135
*QuinStreet, Inc.	10	113
*Reading International, Inc., Class A	12	22
#*Reservoir Media, Inc.	20	113
*ROBLOX Corp., Class A	56	1,781
*Roku, Inc.	934	55,638
Scholastic Corp.	1,316	48,560
Shenandoah Telecommunications Co.	1,291	30,545
Shutterstock, Inc.	769	31,283
#Sinclair, Inc.	525	5,707
#Sirius XM Holdings, Inc.	2,765	11,834
*Snap, Inc., Class A	116	1,161
*Sphere Entertainment Co.	357	11,749
*Spotify Technology SA	307	50,581
*Stagwell, Inc.	28	115
*SurgePays, Inc.	4	17
*Take-Two Interactive Software, Inc.	576	77,040
*TechTarget, Inc.	8	201
TEGNA, Inc.	1,717	24,914
Telephone and Data Systems, Inc.	1,166	21,210
*Thryv Holdings, Inc.	12	209
TKO Group Holdings, Inc.	125	10,247
*T-Mobile US, Inc.	1,394	200,541
Townsquare Media, Inc., Class A	4	34
*Trade Desk, Inc. (The), Class A	679	48,182
*TripAdvisor, Inc.	1,938	28,605
*TrueCar, Inc.	32	59
#*United States Cellular Corp.	331	13,912
*Urban One, Inc.	4	22
*Urban One, Inc.	8	42
Verizon Communications, Inc.	20,307	713,385
*Vimeo, Inc.	48	148
*Vivid Seats, Inc., Class A	16	94
*Walt Disney Co. (The)	3,838	313,142
#*Warner Bros Discovery, Inc.	15,487	153,941
Warner Music Group Corp., Class A	459	14,367
*WideOpenWest, Inc.	28	197
*Yelp, Inc.	389	16,412

2

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
*Zedge, Inc., Class B	12	$23
*Ziff Davis, Inc.	12	726
*ZipRecruiter, Inc.	418	4,452
*ZoomInfo Technologies, Inc.	84	1,089

TOTAL COMMUNICATION SERVICES		8,864,673

CONSUMER DISCRETIONARY — (10.7%)
*1-800-Flowers.com, Inc., Class A	12	90
*1stdibs.com, Inc.	8	34
*2U, Inc.	24	51
Aaron’s Co., Inc. (The)	12	89
*Abercrombie & Fitch Co.	111	6,751
Academy Sports & Outdoors, Inc.	1,837	82,371
#Acushnet Holdings Corp.	20	1,019
*Adient PLC	32	1,078
ADT, Inc.	3,649	20,653
Advance Auto Parts, Inc.	20	1,041
*Airbnb, Inc., Class A	856	101,256
*Amazon.com, Inc.	19,662	2,616,816
*American Axle & Manufacturing Holdings, Inc.	251	1,694
American Eagle Outfitters, Inc.	68	1,188
*American Outdoor Brands, Inc.	4	36
*American Public Education, Inc.	4	17
#*AMMO, Inc.	36	105
#*Aptiv PLC	927	80,834
Aramark	944	25,422
*Arhaus, Inc.	28	241
Arko Corp.	785	5,927
*Asbury Automotive Group, Inc.	295	56,454
Autoliv, Inc.	857	78,544
*AutoNation, Inc.	472	61,398
Bassett Furniture Industries, Inc.	4	62
Bath & Body Works, Inc.	1,423	42,192
*Beazer Homes USA, Inc.	8	194
Best Buy Co., Inc.	1,258	84,060
#Big 5 Sporting Goods Corp.	8	56
Big Lots, Inc.	8	36
*BJ’s Restaurants, Inc.	8	206
#Bloomin’ Brands, Inc.	228	5,322
Bluegreen Vacations Holding Corp.	4	134
*Booking Holdings, Inc.	95	265,008
*Boot Barn Holdings, Inc.	63	4,379
BorgWarner, Inc.	1,627	60,036
#*Bowlero Corp., Class A	335	3,380
*Bright Horizons Family Solutions, Inc.	409	30,291
*Brinker International, Inc.	1,027	34,836
Brunswick Corp.	653	45,364
#Buckle, Inc. (The)	20	675
Build-A-Bear Workshop, Inc.	8	198
*Burlington Stores, Inc.	766	92,709
Caleres, Inc.	848	21,692
Camping World Holdings, Inc., Class A	199	3,333
*CarMax, Inc.	977	59,685
*Carnival Corp.	3,208	36,764
*CarParts.com, Inc.	16	45
Carriage Services, Inc.	4	86
*Carrols Restaurant Group, Inc.	20	115
Carter’s, Inc.	679	45,602
#*Carvana Co.	20	540

3

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Cato Corp. (The), Class A	8	$57
*Cavco Industries, Inc.	39	9,731
Century Communities, Inc.	12	738
Cheesecake Factory, Inc. (The)	280	8,700
*Chegg, Inc.	39	294
*Chewy, Inc., Class A	401	7,751
*Chico’s FAS, Inc.	48	359
*Children’s Place, Inc. (The)	4	109
*Chipotle Mexican Grill, Inc.	105	203,931
#Choice Hotels International, Inc.	8	884
*Chuy’s Holdings, Inc.	4	135
*Citi Trends, Inc.	4	96
#Clarus Corp.	12	69
#Columbia Sportswear Co.	672	49,594
*Conn’s, Inc.	4	12
*Container Store Group, Inc. (The)	12	22
#*ContextLogic, Inc., Class A	4	16
*Cooper-Standard Holdings, Inc.	4	50
*Coursera, Inc.	36	624
#Cracker Barrel Old Country Store, Inc.	93	6,171
Cricut, Inc., Class A	8	68
*Crocs, Inc.	634	56,629
*Culp, Inc.	4	22
Dana, Inc.	60	689
Darden Restaurants, Inc.	629	91,538
*Dave & Buster’s Entertainment, Inc.	16	559
*Deckers Outdoor Corp.	95	56,721
*Delta Apparel, Inc.	4	33
*Denny’s Corp.	8	69
#Designer Brands, Inc., Class A	646	6,531
*Destination XL Group, Inc.	24	100
Dick’s Sporting Goods, Inc.	478	51,122
Dillard’s, Inc., Class A	37	11,487
Dine Brands Global, Inc.	4	197
Domino’s Pizza, Inc.	4	1,356
*DoorDash, Inc., Class A	1,399	104,855
Dorman Products, Inc.	53	3,296
DR Horton, Inc.	1,335	139,374
*DraftKings, Inc.	943	26,046
*Dream Finders Homes, Inc., Class A	20	394
*Duluth Holdings, Inc., Class B	12	60
*Duolingo, Inc.	13	1,899
eBay, Inc.	4,135	162,216
*El Pollo Loco Holdings, Inc.	12	100
*Envela Corp.	8	31
Escalade, Inc.	4	68
#Ethan Allen Interiors, Inc.	8	210
*Etsy, Inc.	68	4,236
#*European Wax Center, Inc., Class A	248	3,663
*Expedia Group, Inc.	728	69,371
*Figs, Inc., Class A	36	198
#*First Watch Restaurant Group, Inc.	29	485
*Five Below, Inc.	293	50,976
#*Floor & Decor Holdings, Inc., Class A	594	48,946
Foot Locker, Inc.	24	504
Ford Motor Co.	11,930	116,317
*Fox Factory Holding Corp.	80	6,518
*Frontdoor, Inc.	400	11,572

4

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Funko, Inc., Class A	16	$123
#*GameStop Corp., Class A	2,444	33,654
#Gap, Inc. (The)	2,237	28,634
Garmin, Ltd.	626	64,184
*Garrett Motion, Inc.	48	339
General Motors Co.	4,260	120,132
*Genesco, Inc.	4	110
Gentex Corp.	1,545	44,311
*Gentherm, Inc.	369	14,841
Genuine Parts Co.	1,096	141,231
*G-III Apparel Group, Ltd.	2,725	69,624
*Good Times Restaurants, Inc.	4	11
*Goodyear Tire & Rubber Co. (The)	88	1,047
*GoPro, Inc., Class A	36	90
*Grand Canyon Education, Inc.	4	473
Group 1 Automotive, Inc.	4	1,009
#Guess?, Inc.	824	17,716
H&R Block, Inc.	26	1,067
Hamilton Beach Brands Holding Co., Class A	4	49
Hanesbrands, Inc.	9,231	38,678
Harley-Davidson, Inc.	1,209	32,462
Hasbro, Inc.	1,090	49,213
Haverty Furniture Cos., Inc.	4	104
#*Helen of Troy, Ltd.	8	787
Hibbett, Inc.	4	184
*Hilton Grand Vacations, Inc.	937	33,685
Hilton Worldwide Holdings, Inc.	431	65,309
#*Holley, Inc.	40	170
Home Depot, Inc. (The)	2,542	723,682
Hooker Furnishings Corp.	4	67
#Hyatt Hotels Corp., Class A	8	820
Installed Building Products, Inc.	94	10,497
#Jack in the Box, Inc.	82	5,181
*JAKKS Pacific, Inc.	4	67
Johnson Outdoors, Inc., Class A	4	190
#Kohl’s Corp.	4,677	105,466
Kontoor Brands, Inc.	856	39,761
Krispy Kreme, Inc.	68	879
Lakeland Industries, Inc.	4	58
*Lands’ End, Inc.	12	75
*Landsea Homes Corp.	12	89
Las Vegas Sands Corp.	1,130	53,630
*Latham Group, Inc.	32	73
Laureate Education, Inc.	2,185	30,896
La-Z-Boy, Inc.	2,325	67,983
#LCI Industries	8	868
Lear Corp.	492	63,842
*Legacy Housing Corp.	8	148
Leggett & Platt, Inc.	48	1,125
Lennar Corp., Class A	983	104,866
Lennar Corp., Class B	4	394
#*Leslie’s, Inc.	40	198
Levi Strauss & Co., Class A	26	355
*LGI Homes, Inc.	68	6,427
*Life Time Group Holdings, Inc.	620	7,328
Lifetime Brands, Inc.	8	43
*Lincoln Educational Services Corp.	4	34
Lithia Motors, Inc.	214	51,833

5

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
LKQ Corp.	873	$38,342
*LL Flooring Holdings, Inc.	8	26
*Lovesac Co. (The)	4	66
Lowe’s Cos., Inc.	1,229	234,211
#*Lucid Group, Inc.	1,996	8,224
*Lululemon Athletica, Inc.	347	136,538
*Lulu’s Fashion Lounge Holdings, Inc.	8	17
#Macy’s, Inc.	104	1,267
*Malibu Boats, Inc., Class A	228	9,945
Marine Products Corp.	16	156
Marriott International, Inc., Class A	409	77,121
Marriott Vacations Worldwide Corp.	12	1,078
*MasterCraft Boat Holdings, Inc.	8	164
*Mattel, Inc.	2,270	43,312
McDonald’s Corp.	1,585	415,539
MDC Holdings, Inc.	24	911
#*Mister Car Wash, Inc.	72	374
*Modine Manufacturing Co.	397	15,682
*Mohawk Industries, Inc.	280	22,506
Monro, Inc.	12	298
*Motorcar Parts of America, Inc.	8	58
Movado Group, Inc.	4	111
Murphy USA, Inc.	4	1,451
*National Vision Holdings, Inc.	5,398	83,885
Newell Brands, Inc.	136	914
NIKE, Inc., Class B	2,908	298,855
*Noodles & Co.	16	34
#Nordstrom, Inc.	3,538	49,461
*Norwegian Cruise Line Holdings, Ltd.	336	4,570
*NVR, Inc.	16	86,602
*ODP Corp. (The)	12	539
*Ollie’s Bargain Outlet Holdings, Inc.	366	28,270
*ONE Group Hospitality, Inc. (The)	60	265
*OneSpaWorld Holdings, Ltd.	20	210
#*OneWater Marine, Inc.	4	91
*O’Reilly Automotive, Inc.	103	95,835
*Overstock.com, Inc.	16	250
Oxford Industries, Inc.	12	1,013
#Papa John’s International, Inc.	437	28,414
Patrick Industries, Inc.	180	13,527
#Penske Automotive Group, Inc.	366	52,367
Perdoceo Education Corp.	20	362
#*Petco Health & Wellness Co., Inc.	72	249
#PetMed Express, Inc.	8	55
*Planet Fitness, Inc., Class A	845	46,703
*Playa Hotels & Resorts NV	40	289
Polaris, Inc.	569	49,173
Pool Corp.	8	2,526
#*Portillo’s, Inc., Class A	12	179
*Potbelly Corp.	6	53
PulteGroup, Inc.	1,236	90,957
PVH Corp.	2,152	160,001
#*QuantumScape Corp.	92	480
Ralph Lauren Corp.	12	1,350
Rave Restaurant Group, Inc.	10	22
*Red Robin Gourmet Burgers, Inc.	4	32
*Revolve Group, Inc.	8	110
*RH	166	36,181

6

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Rivian Automotive, Inc., Class A	4,516	$73,250
Rocky Brands, Inc.	4	49
Ross Stores, Inc.	1,231	142,759
*Rover Group, Inc.	2,964	19,118
*Royal Caribbean Cruises, Ltd.	1,051	89,051
#*RumbleON, Inc., Class B	4	25
*Sabre Corp.	1,093	3,826
*Sally Beauty Holdings, Inc.	2,579	21,922
*SeaWorld Entertainment, Inc.	12	517
Service Corp. International	1,341	72,977
*Shake Shack, Inc., Class A	180	10,087
Shoe Carnival, Inc.	8	183
Signet Jewelers, Ltd.	16	1,117
*Six Flags Entertainment Corp.	16	318
*Skechers USA, Inc., Class A	1,265	60,998
*Skyline Champion Corp.	900	52,767
*Sleep Number Corp.	4	65
#Smith & Wesson Brands, Inc.	12	177
#*Soho House & Co., Inc.	8	58
*Solo Brands, Inc., Class A	16	62
Sonic Automotive, Inc., Class A	8	383
*Sonos, Inc.	778	8,387
#*Sportsman’s Warehouse Holdings, Inc.	8	41
Standard Motor Products, Inc.	8	279
Starbucks Corp.	2,192	202,190
Steven Madden, Ltd.	1,011	33,151
*Stitch Fix, Inc., Class A	24	79
*Stoneridge, Inc.	8	130
Strategic Education, Inc.	6	494
*Stride, Inc.	58	3,189
Superior Group of Cos., Inc.	4	32
*Superior Industries International, Inc.	16	44
*Sweetgreen, Inc., Class A	1,887	19,493
Tapestry, Inc.	1,647	45,391
#*Target Hospitality Corp.	143	1,963
*Taylor Morrison Home Corp.	444	17,014
Tempur Sealy International, Inc.	2,511	100,264
*Tesla, Inc.	3,678	738,690
Texas Roadhouse, Inc.	25	2,538
#Thor Industries, Inc.	3,681	323,670
#*ThredUp, Inc., Class A	16	52
*Tile Shop Holdings, Inc.	20	110
*Tilly’s, Inc., Class A	8	65
TJX Cos., Inc. (The)	3,785	333,345
Toll Brothers, Inc.	991	70,074
*TopBuild Corp.	305	69,772
#*Topgolf Callaway Brands Corp.	10,054	122,860
#Tractor Supply Co.	430	82,801
Travel + Leisure Co.	331	11,264
*Tri Pointe Homes, Inc.	364	9,122
*Ulta Beauty, Inc.	206	78,550
*Under Armour, Inc., Class A	44	301
*Under Armour, Inc., Class C	54	347
*Unifi, Inc.	4	27
*Universal Electronics, Inc.	4	31
*Universal Technical Institute, Inc.	12	105
Upbound Group, Inc.	12	313
*Urban Outfitters, Inc.	20	692

7

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Vail Resorts, Inc.	477	$101,243
Valvoline, Inc.	1,617	47,976
*Vera Bradley, Inc.	12	88
VF Corp.	1,033	15,216
#*Victoria’s Secret & Co.	894	15,985
*Vista Outdoor, Inc.	192	4,823
*Visteon Corp.	305	35,115
*Vizio Holding Corp., Class A	28	143
*VOXX International Corp.	8	73
*Vuzix Corp.	20	65
#*Warby Parker, Inc., Class A	166	2,155
Wendy’s Co. (The)	265	5,040
Weyco Group, Inc.	4	116
#Whirlpool Corp.	700	73,192
Williams-Sonoma, Inc.	508	76,322
Wingstop, Inc.	29	5,300
Winnebago Industries, Inc.	12	695
Wolverine World Wide, Inc.	28	225
*Worksport, Ltd.	4	6
Wyndham Hotels & Resorts, Inc.	765	55,386
Wynn Resorts, Ltd.	1,549	135,971
*XPEL, Inc.	206	9,538
*Xponential Fitness, Inc., Class A	8	114
*YETI Holdings, Inc.	370	15,732
Yum! Brands, Inc.	988	119,410
*Zumiez, Inc.	8	131

TOTAL CONSUMER DISCRETIONARY		13,021,880

CONSUMER STAPLES — (6.1%)
Albertsons Cos., Inc., Class A	3,053	66,250
Alico, Inc.	4	98
Altria Group, Inc.	3,453	138,707
Andersons, Inc. (The)	6	301
Archer-Daniels-Midland Co.	1,139	81,518
B&G Foods, Inc.	20	161
#*Beauty Health Co. (The)	1,128	4,568
*BellRing Brands, Inc.	699	30,567
*BJ’s Wholesale Club Holdings, Inc.	893	60,831
*Boston Beer Co., Inc. (The), Class A	178	59,443
#Brown-Forman Corp., Class A	4	230
Brown-Forman Corp., Class B	946	53,127
Bunge, Ltd.	570	60,409
Cal-Maine Foods, Inc.	394	17,852
Campbell Soup Co.	1,736	70,152
Casey’s General Stores, Inc.	277	75,319
*Celsius Holdings, Inc.	42	6,388
*Central Garden & Pet Co.	4	175
*Central Garden & Pet Co., Class A	8	318
*Chefs’ Warehouse, Inc. (The)	16	305
Church & Dwight Co., Inc.	568	51,654
Clorox Co. (The)	402	47,315
Coca-Cola Co. (The)	9,862	557,104
Coca-Cola Consolidated, Inc.	103	65,550
Colgate-Palmolive Co.	1,595	119,816
Conagra Brands, Inc.	1,554	42,517
Constellation Brands, Inc., Class A	404	94,597
Costco Wholesale Corp.	966	533,657
*Coty, Inc., Class A	6,225	58,328
*Darling Ingredients, Inc.	1,713	75,869

8

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Dollar General Corp.	1,470	$174,989
*Dollar Tree, Inc.	703	78,096
*Duckhorn Portfolio, Inc. (The)	1,807	18,847
Edgewell Personal Care Co.	90	3,141
*elf Beauty, Inc.	209	19,360
Estee Lauder Cos., Inc. (The)	477	61,471
*Farmer Bros Co.	8	20
Flowers Foods, Inc.	1,253	27,478
Fresh Del Monte Produce, Inc.	1,708	42,700
*Freshpet, Inc.	18	1,033
General Mills, Inc.	2,835	184,955
*Grocery Outlet Holding Corp.	16	443
*Hain Celestial Group, Inc. (The)	24	265
*Herbalife, Ltd.	535	7,624
Hershey Co. (The)	518	97,047
Hormel Foods Corp.	1,473	47,946
Ingles Markets, Inc., Class A	240	19,253
Ingredion, Inc.	40	3,743
Inter Parfums, Inc.	8	1,017
J & J Snack Foods Corp.	4	627
J M Smucker Co. (The)	176	20,036
John B Sanfilippo & Son, Inc.	91	9,306
Kellanova	1,307	65,964
Kenvue, Inc.	3,144	58,478
Keurig Dr Pepper, Inc.	1,928	58,476
Kimberly-Clark Corp.	858	102,651
Kraft Heinz Co. (The)	2,078	65,374
Kroger Co. (The)	4,625	209,836
Lamb Weston Holdings, Inc.	540	48,492
Lancaster Colony Corp.	289	48,890
Lifevantage Corp.	8	60
*Lifeway Foods, Inc.	8	85
Limoneira Co.	4	57
McCormick & Co., Inc.	733	46,839
Medifast, Inc.	140	9,682
MGP Ingredients, Inc.	103	9,750
#*Mission Produce, Inc.	20	188
Molson Coors Beverage Co., Class B	778	44,945
Mondelez International, Inc., Class A	2,822	186,845
*Monster Beverage Corp.	1,156	59,072
*National Beverage Corp.	553	25,648
Natural Grocers by Vitamin Cottage, Inc.	6	75
*Nature’s Sunshine Products, Inc.	6	107
Nu Skin Enterprises, Inc., Class A	16	304
PepsiCo, Inc.	4,635	756,803
*Performance Food Group Co.	1,083	62,554
Philip Morris International, Inc.	3,030	270,155
*Pilgrim’s Pride Corp.	32	816
#*Post Holdings, Inc.	345	27,697
PriceSmart, Inc.	236	14,748
Procter & Gamble Co. (The)	5,672	850,970
Reynolds Consumer Products, Inc.	20	509
*Simply Good Foods Co. (The)	1,550	57,800
SpartanNash Co.	12	270
*Sprouts Farmers Market, Inc.	850	35,717
Sysco Corp.	1,855	123,339
Target Corp.	1,505	166,739
Tootsie Roll Industries, Inc.	385	11,977

9

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
*TreeHouse Foods, Inc.	1,605	$66,913
Turning Point Brands, Inc.	4	80
Tyson Foods, Inc., Class A	1,119	51,866
*United Natural Foods, Inc.	369	5,380
Universal Corp.	8	360
*US Foods Holding Corp.	2,553	99,414
*USANA Health Sciences, Inc.	228	10,385
#Utz Brands, Inc.	20	244
Vector Group, Ltd.	889	9,139
Village Super Market, Inc., Class A	4	98
*Vita Coco Co., Inc. (The)	223	6,043
*Vital Farms, Inc.	8	89
Walgreens Boots Alliance, Inc.	3,202	67,498
Walmart, Inc.	3,256	532,063
WD-40 Co.	42	8,879
#Weis Markets, Inc.	8	521
*WK Kellogg Co.	111	1,112

TOTAL CONSUMER STAPLES		7,474,519

ENERGY — (6.7%)
*Amplify Energy Corp.	12	83
Antero Midstream Corp.	4,715	58,183
*Antero Resources Corp.	2,496	73,482
APA Corp.	1,000	39,720
Archrock, Inc.	941	11,922
Ardmore Shipping Corp.	16	213
Baker Hughes Co.	3,227	111,073
Barnwell Industries, Inc.	8	20
*Battalion Oil Corp.	4	24
Berry Corp.	18	150
*Bristow Group, Inc.	6	157
Cactus, Inc., Class A	259	12,157
California Resources Corp.	2,325	122,272
#*Callon Petroleum Co.	318	11,877
*Centrus Energy Corp., Class A	164	8,703
ChampionX Corp.	1,456	44,845
Cheniere Energy, Inc.	826	137,463
#Chesapeake Energy Corp.	1,110	95,549
Chevron Corp.	5,648	823,083
Chord Energy Corp.	124	20,500
Civitas Resources, Inc.	733	55,290
*Clean Energy Fuels Corp.	64	223
*CNX Resources Corp.	64	1,390
#Comstock Resources, Inc.	104	1,310
ConocoPhillips	4,017	477,220
CONSOL Energy, Inc.	12	1,103
Core Laboratories, Inc.	255	5,462
Coterra Energy, Inc.	5,098	140,195
#Crescent Energy Co., Class A	28	341
#CVR Energy, Inc.	32	1,048
Delek US Holdings, Inc.	20	527
Devon Energy Corp.	4,273	198,994
#DHT Holdings, Inc.	82	912
Diamondback Energy, Inc.	1,002	160,641
*DMC Global, Inc.	4	76
Dorian LPG, Ltd.	68	2,174
*Dril-Quip, Inc.	12	260
DT Midstream, Inc.	751	40,531
Earthstone Energy, Inc., Class A	464	9,823

10

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Energy Services of America Corp.	10	$47
#EnLink Midstream LLC	3,052	37,509
EOG Resources, Inc.	1,909	241,011
Epsilon Energy, Ltd.	8	46
EQT Corp.	1,111	47,084
Equitrans Midstream Corp.	686	6,085
Evolution Petroleum Corp.	8	51
Excelerate Energy, Inc., Class A	2	28
*Expro Group Holdings NV	1,985	31,264
Exxon Mobil Corp.	15,368	1,626,703
*Forum Energy Technologies, Inc.	4	87
*Geospace Technologies Corp.	4	48
*Green Plains, Inc.	96	2,821
*Gulf Island Fabrication, Inc.	6	24
*Gulfport Energy Corp.	215	26,576
*Hallador Energy Co.	8	112
Halliburton Co.	5,698	224,159
*Helix Energy Solutions Group, Inc.	430	4,214
Helmerich & Payne, Inc.	1,566	61,967
Hess Corp.	701	101,224
HF Sinclair Corp.	1,603	88,774
#HighPeak Energy, Inc.	24	425
Houston American Energy Corp.	6	12
*Independence Contract Drilling, Inc.	8	21
#International Seaways, Inc.	1,326	63,767
Kinder Morgan, Inc.	7,381	119,572
Kinetik Holdings, Inc.	428	15,168
*KLX Energy Services Holdings, Inc.	4	41
*Kosmos Energy, Ltd.	5,632	40,776
Liberty Energy, Inc.	68	1,340
*Lightbridge Corp.	4	17
#Magnolia Oil & Gas Corp., Class A	2,949	66,205
*Mammoth Energy Services, Inc.	16	65
Marathon Oil Corp.	3,261	89,058
Marathon Petroleum Corp.	1,305	197,381
Matador Resources Co.	1,169	72,116
Murphy Oil Corp.	1,378	61,831
*Nabors Industries, Ltd.	87	8,495
*Natural Gas Services Group, Inc.	4	59
#New Fortress Energy, Inc.	943	28,573
*Newpark Resources, Inc.	16	111
#*Nine Energy Service, Inc.	4	14
Noble Corp. PLC	659	30,769
Nordic American Tankers, Ltd.	68	312
Northern Oil and Gas, Inc.	1,819	69,740
NOV, Inc.	4,000	79,840
Occidental Petroleum Corp.	2,934	181,351
*Oceaneering International, Inc.	660	14,513
*Oil States International, Inc.	20	145
ONEOK, Inc.	1,924	125,445
*Overseas Shipholding Group, Inc., Class A	32	156
Ovintiv, Inc.	208	9,984
*Par Pacific Holdings, Inc.	450	14,769
Patterson-UTI Energy, Inc.	971	12,332
PBF Energy, Inc., Class A	1,111	52,806
Peabody Energy Corp.	192	4,529
Permian Resources Corp.	498	7,256
Phillips 66	2,036	232,247

11

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
PHX Minerals, Inc.	20	$69
Pioneer Natural Resources Co.	804	192,156
*Profire Energy, Inc.	16	30
*ProPetro Holding Corp.	2,175	22,794
#Range Resources Corp.	2,113	75,730
#Ranger Energy Services, Inc.	8	93
*REX American Resources Corp.	4	152
#RPC, Inc.	80	666
SandRidge Energy, Inc.	12	190
Schlumberger NV	3,649	203,103
Scorpio Tankers, Inc.	20	1,123
*SEACOR Marine Holdings, Inc.	6	83
*Seadrill, Ltd.	144	5,691
Select Water Solutions, Inc.	32	238
SFL Corp., Ltd.	3,561	38,672
*SilverBow Resources, Inc.	146	4,979
SM Energy Co.	1,711	68,988
*Smart Sand, Inc.	16	33
Solaris Oilfield Infrastructure, Inc., Class A	8	74
*Southwestern Energy Co.	10,324	73,610
*Stabilis Solutions, Inc.	4	19
*Talos Energy, Inc.	1,997	30,954
Targa Resources Corp.	1,204	100,666
TechnipFMC PLC	3,795	81,668
*Teekay Corp.	28	197
Teekay Tankers, Ltd., Class A	729	36,231
#*TETRA Technologies, Inc.	1,058	5,015
*Tidewater, Inc.	302	20,642
#*Transocean, Ltd.	164	1,086
*US Silica Holdings, Inc.	599	7,230
*Valaris, Ltd.	16	1,057
Valero Energy Corp.	1,818	230,886
*Vertex Energy, Inc.	28	121
*Vital Energy, Inc.	83	4,153
*W&T Offshore, Inc.	16	66
*Weatherford International PLC	486	45,242
Williams Cos., Inc. (The)	3,150	108,360
World Kinect Corp.	2,880	53,280

TOTAL ENERGY		8,185,418

FINANCIALS — (13.6%)
1st Source Corp.	8	365
ACNB Corp.	4	138
Affiliated Managers Group, Inc.	12	1,473
#*Affirm Holdings, Inc.	56	986
Aflac, Inc.	1,563	122,086
Alerus Financial Corp.	8	138
Allstate Corp. (The)	986	126,336
Ally Financial, Inc.	2,798	67,684
Amalgamated Financial Corp.	8	146
#A-Mark Precious Metals, Inc.	8	217
*Ambac Financial Group, Inc.	16	194
Amerant Bancorp, Inc.	12	219
*American Coastal Insurance Corp.	8	60
American Express Co.	1,607	234,670
American Financial Group, Inc.	603	65,944
American International Group, Inc.	2,044	125,318
Ameriprise Financial, Inc.	424	133,378
Ameris BanCorp	2,070	77,211

12

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
AMERISAFE, Inc.	4	$204
#Ames National Corp.	4	68
Aon PLC, Class A	501	155,009
Apollo Global Management, Inc.	764	59,164
*Arch Capital Group, Ltd.	1,393	120,745
Ares Management Corp., Class A	311	30,662
Arthur J Gallagher & Co.	400	94,196
#Artisan Partners Asset Management, Inc., Class A	12	396
*AssetMark Financial Holdings, Inc.	24	574
Associated Banc-Corp.	7,714	125,044
Assurant, Inc.	392	58,369
Assured Guaranty, Ltd.	20	1,248
#Atlantic Union Bankshares Corp.	24	691
*Atlanticus Holdings Corp.	4	117
*AvidXchange Holdings, Inc.	44	380
Axis Capital Holdings, Ltd.	445	25,410
*Axos Financial, Inc.	44	1,585
B Riley Financial, Inc.	190	6,880
Banc of California, Inc.	16	179
BancFirst Corp.	8	649
*BanCorp, Inc. (The)	316	11,265
Bank First Corp.	4	316
Bank of America Corp.	14,428	380,034
Bank of Hawaii Corp.	16	790
Bank of Marin BanCorp	4	67
Bank of New York Mellon Corp. (The)	3,133	133,153
Bank of NT Butterfield & Son, Ltd. (The)	751	18,970
Bank OZK	36	1,289
Bank7 Corp.	4	84
BankFinancial Corp.	4	34
BankUnited, Inc.	24	523
Bankwell Financial Group, Inc.	4	98
Banner Corp.	1,687	71,208
Bar Harbor Bankshares	4	100
BayCom Corp.	4	79
*Berkshire Hathaway, Inc., Class B	3,918	1,337,331
Berkshire Hills BanCorp, Inc.	8	157
BGC Group, Inc., Class A	1,607	9,433
BlackRock, Inc.	206	126,130
#Blackstone, Inc.	662	61,136
#*Block, Inc.	2,227	89,637
*Blue Foundry BanCorp	8	60
BOK Financial Corp.	1,542	101,032
#Bread Financial Holdings, Inc.	16	432
Bridge Investment Group Holdings, Inc., Class A	8	58
*Bridgewater Bancshares, Inc.	4	39
Brightsphere Investment Group, Inc.	8	125
Brookline BanCorp, Inc.	28	228
Brown & Brown, Inc.	931	64,630
*BRP Group, Inc., Class A	12	251
Business First Bancshares, Inc.	8	156
Byline BanCorp, Inc.	462	8,764
Cadence Bank	56	1,186
*California BanCorp	4	82
#Cambridge BanCorp	4	215
Camden National Corp.	4	117
*Cantaloupe, Inc.	16	105
Capital BanCorp, Inc.	4	82

13

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Capital City Bank Group, Inc.	4	$114
Capital One Financial Corp.	1,411	142,920
Capitol Federal Financial, Inc.	40	208
Capstar Financial Holdings, Inc.	6	91
Carlyle Group, Inc. (The)	2,865	78,902
*Carter Bankshares, Inc.	4	45
Cass Information Systems, Inc.	4	151
Cathay General BanCorp	2,144	72,703
Cboe Global Markets, Inc.	392	64,245
Central Pacific Financial Corp.	8	126
Charles Schwab Corp. (The)	4,008	208,576
ChoiceOne Financial Services, Inc.	4	75
Chubb, Ltd.	841	180,495
Cincinnati Financial Corp.	610	60,799
Citigroup, Inc.	3,828	151,168
Citizens & Northern Corp.	4	72
Citizens Community BanCorp, Inc.	4	35
Citizens Financial Group, Inc.	1,727	40,464
*Citizens, Inc.	12	36
City Holding Co.	1,004	91,143
Civista Bancshares, Inc.	4	58
CME Group, Inc.	495	105,663
CNA Financial Corp.	12	485
CNB Financial Corp.	8	145
*Coastal Financial Corp.	4	149
Codorus Valley BanCorp, Inc.	4	79
Cohen & Steers, Inc.	81	4,231
#*Coinbase Global, Inc., Class A	668	51,516
Colony Bankcorp, Inc.	4	40
*Columbia Financial, Inc.	32	515
Comerica, Inc.	1,103	43,458
Commerce Bancshares, Inc.	32	1,404
Community Bank System, Inc.	16	639
Community Trust BanCorp, Inc.	4	150
Community West Bancshares	4	50
ConnectOne BanCorp, Inc.	12	195
*Consumer Portfolio Services, Inc.	8	74
Crawford & Co., Class A	8	73
Crawford & Co., Class B	8	65
#*Credit Acceptance Corp.	103	41,450
*CrossFirst Bankshares, Inc.	10	106
Cullen/Frost Bankers, Inc.	16	1,456
*Customers BanCorp, Inc.	205	8,243
#CVB Financial Corp.	101	1,578
Dime Community Bancshares, Inc.	12	221
Discover Financial Services	1,690	138,715
Donegal Group, Inc., Class A	8	113
*Donnelley Financial Solutions, Inc.	6	327
Eagle BanCorp Montana, Inc.	4	47
Eagle BanCorp, Inc.	8	156
East West Bancorp, Inc.	1,220	65,416
Eastern Bankshares, Inc.	189	2,081
*eHealth, Inc.	4	34
Employers Holdings, Inc.	6	228
Enact Holdings, Inc.	28	772
*Encore Capital Group, Inc.	8	301
*Enova International, Inc.	8	319
*Enstar Group, Ltd.	4	948

14

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Enterprise BanCorp, Inc.	4	$105
Enterprise Financial Services Corp.	2,631	91,480
Equitable Holdings, Inc.	3,074	81,676
Equity Bancshares, Inc., Class A	4	97
#Erie Indemnity Co., Class A	111	30,657
Esquire Financial Holdings, Inc.	4	183
ESSA Bancorp, Inc.	4	67
Essent Group, Ltd.	3,166	149,562
*Euronet Worldwide, Inc.	260	19,978
Evercore, Inc.	452	58,841
Everest Group, Ltd.	28	11,077
EVERTEC, Inc.	988	31,399
*EZCORP, Inc., Class A	16	131
FactSet Research Systems, Inc.	101	43,621
Farmers & Merchants BanCorp, Inc.	4	70
#Farmers National Banc Corp.	12	136
FB Financial Corp.	2,957	86,847
Federal Agricultural Mortgage Corp., Class C	4	594
Federated Hermes, Inc.	20	634
Fidelity National Financial, Inc.	2,122	82,949
Fidelity National Information Services, Inc.	2,262	111,087
Fifth Third Bancorp	2,441	57,876
Financial Institutions, Inc.	4	63
First American Financial Corp.	24	1,235
#First BanCorp	6,067	80,994
First BanCorp, Inc. (The)	4	94
First Bancorp/Southern Pines NC	12	348
First Bancshares, Inc. (The)	8	194
First Bank	6	66
#First Busey Corp.	16	318
First Business Financial Services, Inc.	4	123
First Citizens BancShares, Inc., Class A	99	136,693
First Commonwealth Financial Corp.	1,474	17,953
First Community Bankshares, Inc.	4	131
First Community Corp.	4	71
First Financial BanCorp	32	592
First Financial Bankshares, Inc.	479	11,520
First Financial Corp.	4	138
First Financial Northwest, Inc.	4	43
First Foundation, Inc.	16	73
First Guaranty Bancshares, Inc.	4	42
First Hawaiian, Inc.	548	9,826
First Horizon Corp.	116	1,247
First Internet BanCorp	4	65
First Interstate BancSystem, Inc., Class A	4,997	115,281
First Merchants Corp.	20	546
First Mid Bancshares, Inc.	4	109
First Northwest BanCorp	4	52
First of Long Island Corp. (The)	8	86
First Savings Financial Group, Inc.	4	59
*First Western Financial, Inc.	4	53
FirstCash Holdings, Inc.	473	51,519
*Fiserv, Inc.	1,573	178,929
Five Star BanCorp	4	78
*FleetCor Technologies, Inc.	412	92,770
Flushing Financial Corp.	8	99
*Flywire Corp.	288	7,744
FNB Corp.	120	1,283

15

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
FNCB Bancorp, Inc.	4	$23
Franklin Resources, Inc.	155	3,532
FS BanCorp, Inc.	4	116
Fulton Financial Corp.	56	727
#*FVCBankCorp, Inc.	4	44
*Genworth Financial, Inc.	152	910
German American BanCorp, Inc.	8	219
#Glacier BanCorp, Inc.	36	1,087
Global Payments, Inc.	1,014	107,707
Globe Life, Inc.	739	85,990
*GoHealth, Inc., Class A	4	56
#Goldman Sachs Group, Inc. (The)	717	217,688
#*Goosehead Insurance, Inc., Class A	101	6,552
Great Southern BanCorp, Inc.	4	199
*Green Dot Corp., Class A	16	179
Greene County BanCorp, Inc.	4	95
*Greenlight Capital Re, Ltd., Class A	8	89
Guaranty Bancshares, Inc.	4	114
Hamilton Lane, Inc., Class A	183	15,394
Hancock Whitney Corp.	24	826
Hanmi Financial Corp.	8	117
Hanover Insurance Group, Inc. (The)	12	1,407
HarborOne BanCorp, Inc.	16	157
Hartford Financial Services Group, Inc. (The)	1,649	121,119
Hawthorn Bancshares, Inc.	4	70
HBT Financial, Inc.	12	216
Heartland Financial USA, Inc.	359	9,837
Heritage Commerce Corp.	20	164
Heritage Financial Corp.	8	130
*Heritage Global, Inc.	6	19
*Heritage Insurance Holdings, Inc.	4	24
Home BanCorp, Inc.	4	137
#Home BancShares, Inc.	64	1,309
Hope BanCorp, Inc.	36	315
Horace Mann Educators Corp.	698	22,148
Horizon BanCorp, Inc.	12	114
Houlihan Lokey, Inc.	8	804
Huntington Bancshares, Inc.	5,254	50,701
*I3 Verticals, Inc., Class A	8	150
Independent Bank Corp.	16	781
Independent Bank Corp.	8	160
Independent Bank Group, Inc.	12	424
#Interactive Brokers Group, Inc.	4	320
Intercontinental Exchange, Inc.	1,180	126,779
International Bancshares Corp.	20	877
*International Money Express, Inc.	274	4,373
Invesco, Ltd.	92	1,193
Investar Holding Corp.	4	38
Jack Henry & Associates, Inc.	509	71,764
Jackson Financial, Inc., Class A	889	32,635
James River Group Holdings, Ltd.	8	110
Janus Henderson Group PLC	52	1,200
Jefferies Financial Group, Inc.	1,280	41,190
JPMorgan Chase & Co.	8,663	1,204,677
Kearny Financial Corp.	16	111
#Kemper Corp.	20	798
KeyCorp	7,108	72,644
*Kingsway Financial Services, Inc.	4	31

16

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Kinsale Capital Group, Inc.	162	$54,093
KKR & Co., Inc.	1,052	58,281
Lake Shore BanCorp, Inc.	4	39
Lakeland Financial Corp.	6	296
LCNB Corp.	4	56
#*Lemonade, Inc.	20	219
*LendingClub Corp.	28	145
*LendingTree, Inc.	4	53
Lincoln National Corp.	52	1,132
Live Oak Bancshares, Inc.	103	2,972
Loews Corp.	908	58,121
LPL Financial Holdings, Inc.	309	69,377
Luther Burbank Corp.	16	130
M&T Bank Corp.	638	71,935
Macatawa Bank Corp.	8	73
MainStreet Bancshares, Inc.	4	77
MarketAxess Holdings, Inc.	198	42,323
*Marqeta, Inc., Class A	1,131	5,847
Marsh & McLennan Cos., Inc.	1,196	226,821
Mastercard, Inc., Class A	2,298	864,852
Mercantile Bank Corp.	4	132
Merchants BanCorp	12	359
Mercury General Corp.	16	494
Meridian Corp.	4	40
MetLife, Inc.	1,926	115,579
Metrocity Bankshares, Inc.	8	160
*Metropolitan Bank Holding Corp.	4	130
MGIC Investment Corp.	2,083	35,078
Mid Penn BanCorp, Inc.	4	76
Middlefield Banc Corp.	4	102
Midland States BanCorp, Inc.	8	175
MidWestOne Financial Group, Inc.	4	80
#Moelis & Co., Class A	13	541
*Moneylion, Inc.	4	77
Moody’s Corp.	289	89,012
Morgan Stanley	3,111	220,321
Morningstar, Inc.	196	49,635
MSCI, Inc.	202	95,253
MVB Financial Corp.	4	79
Nasdaq, Inc.	1,560	77,376
National Bank Holdings Corp., Class A	12	374
NBT BanCorp, Inc.	152	5,087
*NCR Atleos Corp.	996	21,972
Nelnet, Inc., Class A	8	679
*NerdWallet, Inc., Class A	16	173
New York Community BanCorp, Inc.	6,729	63,791
*NI Holdings, Inc.	4	51
Nicolet Bankshares, Inc.	4	291
*NMI Holdings, Inc., Class A	24	656
Northeast Community Bancorp, Inc.	4	61
Northern Trust Corp.	822	54,178
Northfield BanCorp, Inc.	16	138
#Northwest Bancshares, Inc.	4,401	45,858
Norwood Financial Corp.	4	102
Oak Valley Bancorp	4	100
OceanFirst Financial Corp.	20	253
*Ocwen Financial Corp.	4	96
OFG BanCorp	2,710	80,270

17

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Old National Bancorp	92	$1,260
Old Republic International Corp.	2,132	58,374
Old Second Bancorp, Inc.	12	163
OneMain Holdings, Inc.	1,824	65,536
*Open Lending Corp.	36	216
*Oportun Financial Corp.	8	47
Origin BanCorp, Inc.	8	237
Orrstown Financial Services, Inc.	4	84
*Oscar Health, Inc., Class A	56	287
Pacific Premier BanCorp, Inc.	32	608
*Palomar Holdings, Inc.	469	23,488
#Park National Corp.	4	406
Parke BanCorp, Inc.	4	67
Partners BanCorp	4	29
Pathward Financial, Inc.	8	362
#*Paymentus Holdings, Inc., Class A	4	58
*Payoneer Global, Inc.	34	197
*PayPal Holdings, Inc.	2,327	120,539
*Paysafe, Ltd.	20	194
*Paysign, Inc.	20	37
PCB Bancorp	4	62
Peapack-Gladstone Financial Corp.	4	93
Penns Woods Bancorp, Inc.	4	84
PennyMac Financial Services, Inc.	16	1,075
Peoples BanCorp, Inc.	8	221
Peoples Financial Services Corp.	4	157
Perella Weinberg Partners	8	78
Pinnacle Financial Partners, Inc.	1,943	121,166
*Pioneer Bancorp, Inc.	8	66
Piper Sandler Cos.	307	42,934
PJT Partners, Inc., Class A	103	8,071
Plumas Bancorp	4	137
PNC Financial Services Group, Inc. (The)	787	90,088
*Ponce Financial Group, Inc.	8	62
Popular, Inc.	20	1,301
*PRA Group, Inc.	12	148
Preferred Bank	4	238
Premier Financial Corp.	12	208
Primerica, Inc.	295	56,392
Primis Financial Corp.	8	75
Principal Financial Group, Inc.	885	59,897
ProAssurance Corp.	16	272
*PROG Holdings, Inc.	297	8,135
Progressive Corp. (The)	713	112,718
Prosperity Bancshares, Inc.	3,033	165,420
*Provident Bancorp, Inc.	4	39
Provident Financial Holdings, Inc.	4	48
Provident Financial Services, Inc.	24	337
Prudential Financial, Inc.	1,291	118,049
QCR Holdings, Inc.	4	190
Radian Group, Inc.	48	1,216
Raymond James Financial, Inc.	792	75,588
RBB Bancorp	4	46
Red River Bancshares, Inc.	4	186
Regional Management Corp.	4	99
Regions Financial Corp.	3,402	49,431
Reinsurance Group of America, Inc.	495	73,988
*Remitly Global, Inc.	888	23,914

18

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
RenaissanceRe Holdings, Ltd.	380	$83,444
Renasant Corp.	3,214	78,389
*Repay Holdings Corp.	28	168
Republic BanCorp, Inc., Class A	4	177
Richmond Mutual BanCorp, Inc.	4	39
Riverview BanCorp, Inc.	4	21
RLI Corp.	307	40,905
*Robinhood Markets, Inc., Class A	5,365	49,036
*Root, Inc., Class A	4	36
S&P Global, Inc.	497	173,607
S&T BanCorp, Inc.	12	309
Safety Insurance Group, Inc.	4	301
Sandy Spring BanCorp, Inc.	16	327
SB Financial Group, Inc.	4	56
Seacoast Banking Corp. of Florida	28	566
*Security National Financial Corp., Class A	4	28
SEI Investments Co.	1,031	55,323
Selective Insurance Group, Inc.	515	53,617
#ServisFirst Bancshares, Inc.	16	755
#*Shift4 Payments, Inc., Class A	819	36,462
Shore Bancshares, Inc.	12	123
Sierra BanCorp	4	70
Silvercrest Asset Management Group, Inc., Class A	4	71
Simmons First National Corp., Class A	40	568
*SiriusPoint, Ltd.	56	552
SLM Corp.	72	936
SmartFinancial, Inc.	4	83
#*SoFi Technologies, Inc.	2,215	16,723
South Plains Financial, Inc.	4	107
*Southern First Bancshares, Inc.	4	108
Southern Missouri BanCorp, Inc.	4	162
Southern States Bancshares, Inc.	4	93
Southside Bancshares, Inc.	8	214
SouthState Corp.	3,861	255,212
State Street Corp.	1,273	82,274
StepStone Group, Inc., Class A	272	7,698
*Sterling BanCorp, Inc.	12	66
Stewart Information Services Corp.	8	349
Stifel Financial Corp.	764	43,548
Stock Yards Bancorp, Inc.	8	313
*StoneX Group, Inc.	8	763
Summit Financial Group, Inc.	4	86
*SWK Holdings Corp.	4	65
Synchrony Financial	1,543	43,281
Synovus Financial Corp.	44	1,147
T Rowe Price Group, Inc.	721	65,251
Territorial BanCorp, Inc.	4	31
*Texas Capital Bancshares, Inc.	16	881
TFS Financial Corp.	56	664
*Third Coast Bancshares, Inc.	4	62
Timberland BanCorp, Inc.	4	113
Tiptree, Inc.	12	181
*Toast, Inc., Class A	1,050	16,790
Tompkins Financial Corp.	4	200
Towne Bank/Portsmouth VA	24	575
Tradeweb Markets, Inc., Class A	12	1,080
Travelers Cos., Inc. (The)	1,537	257,355
TriCo Bancshares	12	388

19

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Triumph Financial, Inc.	297	$18,488
Truist Financial Corp.	5,199	147,444
#*Trupanion, Inc.	702	14,461
TrustCo Bank Corp.	4	102
Trustmark Corp.	3,829	77,001
UMB Financial Corp.	16	1,004
United Bankshares, Inc.	44	1,251
United Community Banks, Inc.	36	795
United Fire Group, Inc.	8	161
Unity BanCorp, Inc.	4	96
Universal Insurance Holdings, Inc.	6	94
Univest Financial Corp.	8	133
Unum Group	1,717	83,961
US BanCorp	3,038	96,851
*USCB Financial Holdings, Inc.	8	86
Valley National BanCorp	168	1,307
*Velocity Financial, Inc.	8	92
Veritex Holdings, Inc.	10	172
Victory Capital Holdings, Inc., Class A	24	707
Virtu Financial, Inc., Class A	28	518
Virtus Investment Partners, Inc.	41	7,553
#Visa, Inc., Class A	3,830	900,433
Voya Financial, Inc.	170	11,351
W. R. Berkley Corp.	870	58,655
WaFd, Inc.	20	494
Walker & Dunlop, Inc.	952	61,690
Washington Trust BanCorp, Inc.	4	93
Waterstone Financial, Inc.	8	86
Webster Financial Corp.	541	20,542
Wells Fargo & Co.	7,331	291,554
WesBanco, Inc.	3,159	77,048
West BanCorp, Inc.	4	66
Westamerica BanCorp	711	33,588
Western Alliance Bancorp	947	38,922
Western New England Bancorp, Inc.	4	29
Western Union Co. (The)	1,901	21,462
Westwood Holdings Group, Inc.	4	36
*WEX, Inc.	291	48,446
William Penn Bancorp	4	49
Willis Towers Watson PLC	410	96,715
Wintrust Financial Corp.	16	1,195
WisdomTree, Inc.	847	5,251
WSFS Financial Corp.	20	708
Zions BanCorp NA	2,044	63,057

TOTAL FINANCIALS		16,657,076

HEALTH CARE — (11.4%)
*10X Genomics, Inc., Class A	1,501	52,955
#*2seventy bio, Inc.	16	39
*Aadi Bioscience, Inc.	8	35
Abbott Laboratories	3,625	342,744
AbbVie, Inc.	4,671	659,452
*Acadia Healthcare Co., Inc.	20	1,470
*Accuray, Inc.	16	42
*Actinium Pharmaceuticals, Inc.	8	45
*AdaptHealth Corp.	1,680	12,314
*Adaptive Biotechnologies Corp.	44	195
*Addus HomeCare Corp.	614	48,445
*ADMA Biologics, Inc.	40	135

20

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Aerovate Therapeutics, Inc.	8	$85
Agilent Technologies, Inc.	1,117	115,464
*Agiliti, Inc.	100	563
#*agilon health, Inc.	36	648
*Agios Pharmaceuticals, Inc.	2,032	42,692
*Airsculpt Technologies, Inc.	8	48
*Akoya Biosciences, Inc.	12	42
*Alector, Inc.	20	104
*Align Technology, Inc.	206	38,026
*Alkermes PLC	4,485	108,492
*Allakos, Inc.	24	46
#*Allogene Therapeutics, Inc.	52	147
*Alnylam Pharmaceuticals, Inc.	206	31,271
*Altimmune, Inc.	16	39
*ALX Oncology Holdings, Inc.	12	86
Amgen, Inc.	1,381	353,122
*AMN Healthcare Services, Inc.	390	29,585
*Amneal Pharmaceuticals, Inc.	64	248
*AngioDynamics, Inc.	12	74
*ANI Pharmaceuticals, Inc.	4	247
*Anika Therapeutics, Inc.	4	78
*Apollo Medical Holdings, Inc.	461	14,388
*ARCA biopharma, Inc.	12	21
#*Arcturus Therapeutics Holdings, Inc.	8	153
*Arcus Biosciences, Inc.	2,973	46,706
*Artivion, Inc.	12	153
#*AtriCure, Inc.	12	416
*Aura Biosciences, Inc.	12	98
*Avanos Medical, Inc.	16	294
*Avantor, Inc.	898	15,652
*Avid Bioservices, Inc.	16	98
#*Avidity Biosciences, Inc.	24	124
*Axogen, Inc.	8	30
#*Axonics, Inc.	12	615
#*Azenta, Inc.	16	727
Baxter International, Inc.	2,011	65,217
*Beam Therapeutics, Inc.	16	338
Becton Dickinson & Co.	614	155,207
*Beyond Air, Inc.	8	19
*Biogen, Inc.	413	98,104
#*BioLife Solutions, Inc.	12	121
*BioMarin Pharmaceutical, Inc.	738	60,110
*Biomea Fusion, Inc.	8	82
*Bio-Rad Laboratories, Inc., Class A	4	1,101
*Biote Corp., Class A	8	43
Bio-Techne Corp.	850	46,435
*Bioventus, Inc., Class A	20	75
#*Bluebird Bio, Inc.	32	94
*Boston Scientific Corp.	3,027	154,952
Bristol-Myers Squibb Co.	7,034	362,462
*Brookdale Senior Living, Inc.	68	266
Bruker Corp.	993	56,601
Cardinal Health, Inc.	474	43,134
*Caribou Biosciences, Inc.	28	102
*Castle Biosciences, Inc.	8	125
*Catalent, Inc.	1,913	65,788
*Catalyst Pharmaceuticals, Inc.	972	12,063
#Cencora, Inc.	584	108,128

21

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Centene Corp.	1,801	$124,233
*Century Therapeutics, Inc.	16	24
*Certara, Inc.	1,140	13,897
*Charles River Laboratories International, Inc.	566	95,292
Chemed Corp.	99	55,702
Cigna Group (The)	887	274,260
*Cocrystal Pharma, Inc.	8	13
*Collegium Pharmaceutical, Inc.	892	19,410
Community Health Systems, Inc.	20	43
*Computer Programs and Systems, Inc.	4	56
CONMED Corp.	8	780
Cooper Cos, Inc. (The)	186	57,985
*Corcept Therapeutics, Inc.	295	8,284
*CorVel Corp.	101	19,588
*Crinetics Pharmaceuticals, Inc.	12	351
*Cross Country Healthcare, Inc.	12	278
#*CryoPort, Inc.	16	155
*Cue Biopharma, Inc.	16	34
#*Cullinan Oncology, Inc.	12	112
*CVRx, Inc.	4	54
CVS Health Corp.	3,637	250,989
*Cytek Biosciences, Inc.	40	168
Danaher Corp.	1,164	223,511
*DarioHealth Corp.	8	10
*DaVita, Inc.	542	41,859
*Day One Biopharmaceuticals, Inc.	20	237
*Deciphera Pharmaceuticals, Inc.	16	192
*Definitive Healthcare Corp.	32	184
*Denali Therapeutics, Inc.	28	527
DENTSPLY SIRONA, Inc.	1,700	51,697
*Design Therapeutics, Inc.	16	33
*Dexcom, Inc.	1,017	90,340
#*Doximity, Inc., Class A	16	327
#*Dynavax Technologies Corp.	24	341
#*Dyne Therapeutics, Inc.	12	85
*Eagle Pharmaceuticals, Inc.	4	55
*Eargo, Inc.	4	10
*Edgewise Therapeutics, Inc.	12	77
#*Editas Medicine, Inc.	24	160
*Edwards Lifesciences Corp.	771	49,128
#*Elanco Animal Health, Inc.	2,327	20,501
Elevance Health, Inc.	495	222,795
Eli Lilly & Co.	2,064	1,143,312
Embecta Corp.	613	9,269
*Enanta Pharmaceuticals, Inc.	8	72
Encompass Health Corp.	836	52,300
*Enochian Biosciences, Inc.	8	23
*Enovis Corp.	156	7,160
Ensign Group, Inc. (The)	147	14,200
*Entrada Therapeutics, Inc.	8	128
*Envista Holdings Corp.	48	1,117
*enVVeno Medical Corp.	4	18
#*EQRx, Inc.	5,596	12,199
*Erasca, Inc.	44	102
*Eton Pharmaceuticals, Inc.	8	34
*Exact Sciences Corp.	20	1,232
*Exagen, Inc.	4	7
*Exelixis, Inc.	126	2,594

22

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Fate Therapeutics, Inc.	28	$51
*Fulcrum Therapeutics, Inc.	20	73
#*Fulgent Genetics, Inc.	8	192
GE HealthCare Technologies, Inc.	2,236	148,851
*Generation Bio Co.	20	19
Gilead Sciences, Inc.	4,004	314,474
#*Glaukos Corp.	8	546
*Globus Medical, Inc.	602	27,517
*GoodRx Holdings, Inc., Class A	12	59
*Graphite Bio, Inc.	12	30
*Haemonetics Corp.	337	28,722
*Halozyme Therapeutics, Inc.	491	16,630
*Harmony Biosciences Holdings, Inc.	602	14,171
*Harvard Bioscience, Inc.	6	26
HCA Healthcare, Inc.	406	91,813
*HealthEquity, Inc.	20	1,434
HealthStream, Inc.	6	152
*Henry Schein, Inc.	1,656	107,607
*HilleVax, Inc.	12	132
*Hims & Hers Health, Inc.	1,471	8,797
*Hologic, Inc.	979	64,780
Humana, Inc.	299	156,583
*iCAD, Inc.	12	16
*Icosavax, Inc.	16	98
#*ICU Medical, Inc.	8	784
*Ideaya Biosciences, Inc.	74	2,011
*IDEXX Laboratories, Inc.	301	120,240
*Ikena Oncology, Inc.	12	48
*Illumina, Inc.	607	66,418
*Immix Biopharma, Inc.	4	14
*ImmuCell Corp.	4	20
*Immuneering Corp., Class A	8	56
*Inari Medical, Inc.	18	1,093
*Incyte Corp.	28	1,510
*InfuSystem Holdings, Inc.	20	192
*Inmune Bio, Inc.	4	29
*Innoviva, Inc.	756	9,382
*Inogen, Inc.	8	36
*Inotiv, Inc.	8	15
*Insulet Corp.	149	19,753
*Integer Holdings Corp.	186	15,098
*Integra LifeSciences Holdings Corp.	24	863
*Intellia Therapeutics, Inc.	140	3,507
*Intuitive Surgical, Inc.	408	106,986
*Iovance Biotherapeutics, Inc.	290	1,108
*IQVIA Holdings, Inc.	927	167,629
iRadimed Corp.	4	163
*iTeos Therapeutics, Inc.	12	121
*Jazz Pharmaceuticals PLC	158	20,069
Johnson & Johnson	6,850	1,016,129
*Joint Corp. (The)	16	125
*KalVista Pharmaceuticals, Inc.	12	102
*Keros Therapeutics, Inc.	8	228
*Kineta, Inc.	4	17
#*Krystal Biotech, Inc.	4	467
#*Kura Oncology, Inc.	24	203
*Kymera Therapeutics, Inc.	12	140
Laboratory Corp. of America Holdings	154	30,758

23

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Lantern Pharma, Inc.	4	$10
*Lantheus Holdings, Inc.	368	23,773
LeMaitre Vascular, Inc.	52	2,526
*LENSAR, Inc.	4	9
*LifeStance Health Group, Inc.	68	396
*Ligand Pharmaceuticals, Inc.	4	209
*Lisata Therapeutics, Inc.	8	17
*LivaNova PLC	12	589
*Longboard Pharmaceuticals, Inc.	8	43
*Lumos Pharma, Inc.	4	15
*Lyra Therapeutics, Inc.	16	48
#*MacroGenics, Inc.	20	104
*Maravai LifeSciences Holdings, Inc., Class A	28	192
*Masimo Corp.	732	59,387
*MaxCyte, Inc.	32	95
#McKesson Corp.	303	137,974
*MediciNova, Inc.	20	38
*Medpace Holdings, Inc.	107	25,966
Medtronic PLC	2,797	197,356
Merck & Co., Inc.	3,797	389,952
*Merit Medical Systems, Inc.	12	825
*Mettler-Toledo International, Inc.	103	101,476
*Mirati Therapeutics, Inc.	45	2,499
*Mirum Pharmaceuticals, Inc.	309	8,476
*Moderna, Inc.	1,211	91,988
*ModivCare, Inc.	4	169
*Molina Healthcare, Inc.	194	64,592
*Monte Rosa Therapeutics, Inc.	16	54
*Mustang Bio, Inc.	4	7
*Myriad Genetics, Inc.	4,661	72,618
National HealthCare Corp.	4	269
National Research Corp.	177	7,480
*Nautilus Biotechnology, Inc.	32	82
*NeoGenomics, Inc.	24	336
*Neurocrine Biosciences, Inc.	411	45,596
*Nevro Corp.	8	115
*Nuvalent, Inc., Class A	24	1,250
*Olema Pharmaceuticals, Inc.	8	106
*Omega Therapeutics, Inc.	16	22
#*OMNIAB Operations, Inc. - Earnout Shares	36	164
*Omnicell, Inc.	12	426
*Oncocyte Corp.	4	9
*OptimizeRx Corp.	4	32
*Option Care Health, Inc.	48	1,331
*Oramed Pharmaceuticals, Inc.	12	22
*OraSure Technologies, Inc.	20	103
#*Organogenesis Holdings, Inc.	40	90
Organon & Co.	1,424	21,061
*OrthoPediatrics Corp.	8	196
*Ovid therapeutics, Inc.	20	71
*Owens & Minor, Inc.	1,806	25,880
#*Pacific Biosciences of California, Inc.	6,093	37,655
*Pacira BioSciences, Inc.	2,560	72,346
*Palatin Technologies, Inc.	4	8
*Paragon 28, Inc.	541	4,669
Patterson Cos., Inc.	24	731
*Pediatrix Medical Group, Inc.	16	183
*Pennant Group, Inc. (The)	8	87

24

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Penumbra, Inc.	122	$23,320
*PepGen, Inc.	8	41
Perrigo Co. PLC	40	1,106
*PetIQ, Inc.	6	113
Pfizer, Inc.	17,109	522,851
*PharmaCyte Biotech, Inc.	4	8
Phibro Animal Health Corp., Class A	8	87
*Portage Biotech, Inc.	4	8
*Poseida Therapeutics, Inc.	18	36
*Prelude Therapeutics, Inc.	12	20
Premier, Inc., Class A	3,501	67,289
*Prestige Consumer Healthcare, Inc.	10	594
*Privia Health Group, Inc.	224	4,708
*Progyny, Inc.	12	370
*ProPhase Labs, Inc.	4	18
*Protara Therapeutics, Inc.	8	10
*Pulmonx Corp.	8	70
*Puma Biotechnology, Inc.	24	59
*Quanterix Corp.	8	174
Quest Diagnostics, Inc.	390	50,739
*QuidelOrtho Corp.	1,205	73,601
*R1 RCM, Inc.	5,376	63,383
*RadNet, Inc.	200	5,392
*Rallybio Corp.	12	50
#*Recursion Pharmaceuticals, Inc., Class A	1,140	6,019
*Regeneron Pharmaceuticals, Inc.	196	152,858
*REGENXBIO, Inc.	12	155
*Relay Therapeutics, Inc.	36	238
*Reneo Pharmaceuticals, Inc.	8	65
#*Repligen Corp.	666	89,617
#*Replimune Group, Inc.	16	233
ResMed, Inc.	406	57,335
*REVOLUTION Medicines, Inc.	234	4,633
Revvity, Inc.	440	36,454
*Rocket Pharmaceuticals, Inc.	20	362
*Sage Therapeutics, Inc.	762	14,272
*Sarepta Therapeutics, Inc.	294	19,789
*Scholar Rock Holding Corp.	10	118
*Schrodinger, Inc.	12	260
Select Medical Holdings Corp.	606	13,774
*Semler Scientific, Inc.	4	117
*Sensus Healthcare, Inc.	4	9
*Shattuck Labs, Inc.	16	26
*Shockwave Medical, Inc.	194	40,014
SIGA Technologies, Inc.	36	184
#*Sight Sciences, Inc.	10	16
#Simulations Plus, Inc.	4	141
*Soleno Therapeutics, Inc.	4	95
*Solid Biosciences, Inc.	4	9
*SomaLogic, Inc.	60	134
*Sotera Health Co.	1,761	22,294
*SpringWorks Therapeutics, Inc.	646	14,793
*Spruce Biosciences, Inc.	12	14
*STAAR Surgical Co.	196	8,197
STERIS PLC	374	78,533
*Stoke Therapeutics, Inc.	12	46
Stryker Corp.	481	129,976
*Supernus Pharmaceuticals, Inc.	934	22,276

25

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Surgery Partners, Inc.	36	$833
*Surmodics, Inc.	4	118
*Sutro Biopharma, Inc.	20	55
*Tango Therapeutics, Inc.	24	202
*Tarsus Pharmaceuticals, Inc.	8	114
#*Teladoc Health, Inc.	44	728
Teleflex, Inc.	549	101,428
*Tenaya Therapeutics, Inc.	20	36
*Tenet Healthcare Corp.	523	28,085
#*Theravance Biopharma, Inc.	16	151
Thermo Fisher Scientific, Inc.	818	363,822
*Theseus Pharmaceuticals, Inc.	12	28
Tourmaline Bio, Inc.	1	16
*Travere Therapeutics, Inc.	16	104
*Trevi Therapeutics, Inc.	20	36
#*Twist Bioscience Corp.	16	252
#*Tyra Biosciences, Inc.	8	93
*UFP Technologies, Inc.	76	11,850
*United Therapeutics Corp.	293	65,298
#UnitedHealth Group, Inc.	2,069	1,108,074
*UNITY Biotechnology, Inc.	4	8
Universal Health Services, Inc., Class B	400	50,356
US Physical Therapy, Inc.	380	31,962
*Vanda Pharmaceuticals, Inc.	16	70
*Varex Imaging Corp.	12	217
*Veeva Systems, Inc., Class A	274	52,803
*Veracyte, Inc.	24	497
*Veradigm, Inc.	4,380	57,772
*Vericel Corp.	87	3,061
*Verrica Pharmaceuticals, Inc.	8	29
*Vertex Pharmaceuticals, Inc.	386	139,774
Viatris, Inc.	1,147	10,208
*Vir Biotechnology, Inc.	138	1,094
*Vor BioPharma, Inc.	20	37
*Voyager Therapeutics, Inc.	16	105
*Waters Corp.	206	49,137
*Werewolf Therapeutics, Inc.	12	30
#West Pharmaceutical Services, Inc.	73	23,235
*Xencor, Inc.	20	347
*Xenon Pharmaceuticals, Inc.	300	9,300
*Xilio Therapeutics, Inc.	8	17
*XOMA Corp.	4	75
*Y-mAbs Therapeutics, Inc.	8	43
*Zentalis Pharmaceuticals, Inc.	2,404	39,329
*Zevra Therapeutics, Inc.	8	36
Zimmer Biomet Holdings, Inc.	801	83,632
*Zimvie, Inc.	8	56
Zoetis, Inc.	1,259	197,663
*Zymeworks, Inc.	642	4,507
*Zynex, Inc.	4	36

TOTAL HEALTH CARE		13,950,236

INDUSTRIALS — (12.1%)
*3D Systems Corp.	40	149
3M Co.	2,099	190,904
A. O. Smith Corp.	952	66,412
AAON, Inc.	527	28,711
*AAR Corp.	56	3,324
ABM Industries, Inc.	39	1,534

26

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
ACCO Brands Corp.	28	$142
Acuity Brands, Inc.	96	15,549
*ACV Auctions, Inc., Class A	701	9,344
Advanced Drainage Systems, Inc.	515	55,017
AECOM	525	40,189
*AeroVironment, Inc.	78	8,943
#*AerSale Corp.	16	245
AGCO Corp.	705	80,835
Air Lease Corp.	1,406	48,690
*Air Transport Services Group, Inc.	198	3,875
Alamo Group, Inc.	4	641
*Alaska Air Group, Inc.	36	1,139
Albany International Corp.	24	1,959
*Alight, Inc., Class A	152	1,009
Allegiant Travel Co.	1,204	80,210
Allegion PLC	662	65,114
Allient, Inc.	4	110
Allison Transmission Holdings, Inc.	590	29,748
Alta Equipment Group, Inc.	54	496
#*Ameresco, Inc., Class A	12	314
#*American Airlines Group, Inc.	4,303	47,978
*American Superconductor Corp.	4	25
*American Woodmark Corp.	113	7,597
AMETEK, Inc.	808	113,742
*API Group Corp.	52	1,345
Apogee Enterprises, Inc.	8	343
Applied Industrial Technologies, Inc.	347	53,268
ARC Document Solutions, Inc.	8	22
ArcBest Corp.	8	871
Arcosa, Inc.	16	1,105
Argan, Inc.	4	183
Aris Water Solutions, Inc., Class A	8	67
Armstrong World Industries, Inc.	29	2,201
#*Array Technologies, Inc.	370	6,412
*ASGN, Inc.	10	835
Astec Industries, Inc.	671	26,867
*Astronics Corp.	4	61
*Asure Software, Inc.	8	68
*Atkore, Inc.	366	45,486
Automatic Data Processing, Inc.	1,101	240,260
*Avis Budget Group, Inc.	8	1,302
*Axon Enterprise, Inc.	97	19,836
*AZEK Co., Inc. (The)	593	15,537
AZZ, Inc.	8	378
Barnes Group, Inc.	178	3,701
*Beacon Roofing Supply, Inc.	1,435	102,129
#*Beam Global	4	22
BGSF, Inc.	4	37
*Blade Air Mobility, Inc.	20	43
*Blink Charging Co.	16	38
*BlueLinx Holdings, Inc.	4	284
*Boeing Co. (The)	1,236	230,910
Boise Cascade Co.	786	73,688
Booz Allen Hamilton Holding Corp.	426	51,090
Brady Corp., Class A	12	618
*BrightView Holdings, Inc.	28	189
Brink’s Co. (The)	365	24,404
Broadridge Financial Solutions, Inc.	404	68,939

27

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Broadwind, Inc.	4	$10
*Builders FirstSource, Inc.	725	78,677
BWX Technologies, Inc.	91	6,759
*CACI International, Inc., Class A	146	47,415
#Cadre Holdings, Inc.	173	4,853
Carlisle Cos., Inc.	206	52,343
Carrier Global Corp.	2,024	96,464
Caterpillar, Inc.	1,891	427,461
*CBIZ, Inc.	226	11,743
*CECO Environmental Corp.	8	129
#*Ceridian HCM Holding, Inc.	2,219	142,038
#CH Robinson Worldwide, Inc.	926	75,775
#*Chart Industries, Inc.	8	930
*Cimpress PLC	103	6,146
Cintas Corp.	198	100,410
Civeo Corp.	4	80
#*Clarivate PLC	9,546	60,903
*Clean Harbors, Inc.	457	70,227
Columbus McKinnon Corp.	333	10,180
Comfort Systems USA, Inc.	8	1,455
*Commercial Vehicle Group, Inc.	12	84
Concentrix Corp.	377	28,731
*Concrete Pumping Holdings, Inc.	16	112
*Conduent, Inc.	36	115
*Construction Partners, Inc., Class A	6	231
Copa Holdings SA, Class A	127	10,370
*Copart, Inc.	1,250	54,400
*Core & Main, Inc., Class A	193	5,805
#Costamare, Inc.	24	217
Covenant Logistics Group, Inc.	4	158
CRA International, Inc.	4	388
Crane Co.	1,706	166,045
CSG Systems International, Inc.	351	16,448
CSW Industrials, Inc.	21	3,722
CSX Corp.	5,394	161,011
Cummins, Inc.	721	155,952
Curtiss-Wright Corp.	79	15,706
*Custom Truck One Source, Inc.	64	369
*Daseke, Inc.	16	71
Deere & Co.	907	331,382
Delta Air Lines, Inc.	4,292	134,125
Deluxe Corp.	88	1,500
*Distribution Solutions Group, Inc.	6	181
Donaldson Co., Inc.	888	51,202
Douglas Dynamics, Inc.	40	971
Dover Corp.	601	78,100
#*Driven Brands Holdings, Inc.	48	546
*Ducommun, Inc.	4	191
Dun & Bradstreet Holdings, Inc.	136	1,191
*DXP Enterprises, Inc.	4	130
*Dycom Industries, Inc.	152	12,947
#Eagle Bulk Shipping, Inc.	4	163
Eaton Corp. PLC	722	150,111
EMCOR Group, Inc.	443	91,546
Emerson Electric Co.	928	82,564
Encore Wire Corp.	173	30,938
*Energy Recovery, Inc.	470	7,144
Enerpac Tool Group Corp.	8	226

28

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
EnerSys	8	$685
Eneti, Inc.	12	122
Ennis, Inc.	8	171
EnPro Industries, Inc.	1,185	131,606
*Enviri Corp.	24	138
Equifax, Inc.	599	101,572
Esab Corp.	16	1,013
ESCO Technologies, Inc.	4	389
EVI Industries, Inc.	4	103
*ExlService Holdings, Inc.	831	21,697
Expeditors International of Washington, Inc.	614	67,079
Exponent, Inc.	280	20,521
Fastenal Co.	1,933	112,771
Federal Signal Corp.	8	464
FedEx Corp.	618	148,382
Ferguson PLC	1,058	158,912
First Advantage Corp.	60	781
Flowserve Corp.	1,894	69,548
*Fluor Corp.	1,074	35,753
*Forrester Research, Inc.	4	93
Fortive Corp.	1,059	69,132
Fortune Brands Innovations, Inc.	1,172	65,398
Forward Air Corp.	4	258
*Franklin Covey Co.	4	158
Franklin Electric Co., Inc.	12	1,041
*Frontier Group Holdings, Inc.	36	122
FTAI Infrastructure, Inc.	24	73
*FTI Consulting, Inc.	8	1,698
*Gates Industrial Corp. PLC	80	874
#GATX Corp.	12	1,255
#Genco Shipping & Trading, Ltd.	8	105
*Gencor Industries, Inc.	4	57
*Generac Holdings, Inc.	12	1,009
General Dynamics Corp.	485	117,035
General Electric Co.	1,648	179,022
Genpact, Ltd.	277	9,291
*Gibraltar Industries, Inc.	8	487
Global Industrial Co.	554	17,700
*GMS, Inc.	240	14,035
Gorman-Rupp Co. (The)	4	118
Graco, Inc.	86	6,394
GrafTech International, Ltd.	3,588	12,379
*Graham Corp.	4	62
#Granite Construction, Inc.	12	486
*Great Lakes Dredge & Dock Corp.	12	91
#Greenbrier Cos., Inc. (The)	82	2,836
*GXO Logistics, Inc.	1,092	55,157
H&E Equipment Services, Inc.	443	18,039
*Hayward Holdings, Inc.	40	420
Healthcare Services Group, Inc.	24	228
Heartland Express, Inc.	24	280
HEICO Corp.	4	634
HEICO Corp., Class A	8	1,017
Heidrick & Struggles International, Inc.	8	195
Helios Technologies, Inc.	8	414
Herc Holdings, Inc.	249	26,591
Hexcel Corp.	20	1,238
Hillenbrand, Inc.	12	456

29

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Hillman Solutions Corp.	1,913	$12,549
*HireRight Holdings Corp.	10	92
HNI Corp.	10	347
Honeywell International, Inc.	1,686	308,976
Howmet Aerospace, Inc.	1,702	75,058
*Hub Group, Inc., Class A	315	21,656
Hubbell, Inc.	324	87,512
#*Hudson Technologies, Inc.	16	206
Huntington Ingalls Industries, Inc.	372	81,773
*Huron Consulting Group, Inc.	4	397
Hyster-Yale Materials Handling, Inc.	4	160
*IBEX Holdings, Ltd.	8	131
ICF International, Inc.	171	21,671
IDEX Corp.	304	58,189
*IES Holdings, Inc.	50	3,111
Illinois Tool Works, Inc.	759	170,107
Ingersoll Rand, Inc.	1,100	66,748
Insperity, Inc.	254	26,883
Insteel Industries, Inc.	4	112
Interface, Inc.	16	142
ITT, Inc.	990	92,416
Jacobs Solutions, Inc.	404	53,853
*Janus International Group, Inc.	389	3,641
JB Hunt Transport Services, Inc.	630	108,278
*JELD-WEN Holding, Inc.	466	5,280
*JetBlue Airways Corp.	88	331
John Bean Technologies Corp.	254	26,421
Johnson Controls International PLC	2,563	125,638
Kadant, Inc.	4	880
Kaman Corp.	8	149
Karat Packaging, Inc.	4	83
#KBR, Inc.	1,307	76,002
Kelly Services, Inc., Class A	8	143
Kennametal, Inc.	24	555
Kforce, Inc.	46	2,808
*Kirby Corp.	2,542	189,887
Knight-Swift Transportation Holdings, Inc.	1,173	57,348
Korn Ferry	2,703	123,041
*Kratos Defense & Security Solutions, Inc.	284	4,842
*L.B. Foster Co., Class A	4	78
L3Harris Technologies, Inc.	611	109,620
Landstar System, Inc.	8	1,318
*Legalzoom.com, Inc.	249	2,483
Leidos Holdings, Inc.	333	33,007
Lennox International, Inc.	4	1,482
*Limbach Holdings, Inc.	4	119
Lincoln Electric Holdings, Inc.	414	72,367
Lindsay Corp.	178	22,236
*Liquidity Services, Inc.	4	77
Lockheed Martin Corp.	790	359,166
*LS Starrett Co. (The), Class A	4	40
LSI Industries, Inc.	8	119
Luxfer Holdings PLC	8	66
*Manitex International, Inc.	4	16
*Manitowoc Co., Inc. (The)	12	154
ManpowerGroup, Inc.	16	1,120
Marten Transport, Ltd.	32	563
Masco Corp.	618	32,192

30

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Masonite International Corp.	17	$1,345
*MasTec, Inc.	365	21,696
*Mastech Digital, Inc.	4	35
*Masterbrand, Inc.	784	8,710
*Matrix Service Co.	6	70
Matson, Inc.	8	696
Matthews International Corp., Class A	1,504	53,302
Maximus, Inc.	154	11,507
#*Mayville Engineering Co., Inc.	8	97
McGrath RentCorp.	896	90,138
MDU Resources Group, Inc.	776	14,441
*Mercury Systems, Inc.	545	19,609
*Middleby Corp. (The)	463	52,259
Miller Industries, Inc.	4	145
MillerKnoll, Inc.	28	658
*Mistras Group, Inc.	8	44
*Montrose Environmental Group, Inc.	8	185
Moog, Inc., Class A	8	928
*MRC Global, Inc.	1,841	19,349
MSA Safety, Inc.	8	1,263
MSC Industrial Direct Co., Inc.	16	1,516
Mueller Industries, Inc.	933	35,183
Mueller Water Products, Inc., Class A	36	445
*MYR Group, Inc.	4	463
National Presto Industries, Inc.	4	299
NL Industries, Inc.	8	40
Nordson Corp.	202	42,943
Norfolk Southern Corp.	578	110,277
Northrop Grumman Corp.	291	137,186
*Northwest Pipe Co.	4	109
*NOW, Inc.	2,668	29,401
*NV5 Global, Inc.	4	377
nVent Electric PLC	2,018	97,126
Old Dominion Freight Line, Inc.	206	77,592
Omega Flex, Inc.	97	7,088
*OPENLANE, Inc.	32	430
*Orion Group Holdings, Inc.	4	19
Oshkosh Corp.	12	1,053
Otis Worldwide Corp.	1,040	80,298
Owens Corning	646	73,237
PACCAR, Inc.	1,339	110,508
PAM Transportation Services, Inc.	8	138
Pangaea Logistics Solutions, Ltd.	16	93
Park Aerospace Corp.	4	59
Parker-Hannifin Corp.	304	112,149
Park-Ohio Holdings Corp.	4	91
*Parsons Corp.	16	905
Paychex, Inc.	905	100,500
Paycom Software, Inc.	202	49,484
*Paycor HCM, Inc.	22	475
*Paylocity Holding Corp.	192	34,445
Pentair PLC	1,980	115,078
*Performant Financial Corp.	8	19
*Perma-Pipe International Holdings, Inc.	4	26
*PGT Innovations, Inc.	6	180
Pitney Bowes, Inc.	20	65
*Planet Labs PBC	76	164
#*Plug Power, Inc.	572	3,369

31

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Powell Industries, Inc.	179	$13,720
Primoris Services Corp.	16	481
*Proto Labs, Inc.	8	189
*Quad/Graphics, Inc.	16	78
Quanex Building Products Corp.	12	322
Quanta Services, Inc.	511	85,398
*Quest Resource Holding Corp.	4	29
*Radiant Logistics, Inc.	16	94
#*RBC Bearings, Inc.	572	125,748
*RCM Technologies, Inc.	8	159
Regal Rexnord Corp.	497	58,850
Republic Services, Inc.	578	85,827
*Resideo Technologies, Inc.	44	637
Resources Connection, Inc.	12	162
REV Group, Inc.	10	142
Robert Half, Inc.	932	69,686
#*Rocket Lab USA, Inc.	524	2,217
Rockwell Automation, Inc.	412	108,278
Rollins, Inc.	1,460	54,911
#RTX Corp.	3,030	246,612
Rush Enterprises, Inc., Class A	24	854
Rush Enterprises, Inc., Class B	8	324
*RXO, Inc.	1,347	23,586
Ryder System, Inc.	694	67,693
*Saia, Inc.	206	73,849
Schneider National, Inc., Class B	24	608
Science Applications International Corp.	297	32,444
Sensata Technologies Holding PLC	1,442	45,971
*Shoals Technologies Group, Inc., Class A	869	13,348
Shyft Group, Inc. (The)	12	132
Simpson Manufacturing Co., Inc.	381	50,742
*SiteOne Landscape Supply, Inc.	143	19,701
*SkyWest, Inc.	12	506
Snap-on, Inc.	206	53,136
Southwest Airlines Co.	2,156	47,928
*SP Plus Corp.	4	202
#Spirit Airlines, Inc.	32	367
*SPX Technologies, Inc.	12	961
SS&C Technologies Holdings, Inc.	975	48,994
Standex International Corp.	4	574
Stanley Black & Decker, Inc.	430	36,571
Steelcase, Inc., Class A	5,845	63,769
#*Stem, Inc.	44	149
#*Stericycle, Inc.	28	1,155
#*Sterling Check Corp.	20	224
*Sterling Infrastructure, Inc.	733	53,399
*Sun Country Airlines Holdings, Inc.	16	208
#*SunPower Corp.	7,958	33,981
#*Sunrun, Inc.	1,582	15,266
*TaskUS, Inc., Class A	8	74
Tecnoglass, Inc.	284	9,281
Tennant Co.	611	45,348
Terex Corp.	70	3,206
Tetra Tech, Inc.	497	75,002
Textron, Inc.	703	53,428
*Thermon Group Holdings, Inc.	12	320
Timken Co. (The)	1,193	82,460
*Titan International, Inc.	16	182

32

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Titan Machinery, Inc.	8	$199
Toro Co. (The)	797	64,429
Trane Technologies PLC	572	108,857
*Transcat, Inc.	31	2,791
*TransDigm Group, Inc.	95	78,669
TransUnion	470	20,624
*Trex Co., Inc.	729	40,977
*TriNet Group, Inc.	460	47,265
Trinity Industries, Inc.	36	750
*Triumph Group, Inc.	16	119
*TrueBlue, Inc.	6	66
TTEC Holdings, Inc.	1,347	27,721
*Tutor Perini Corp.	16	115
*Twin Disc, Inc.	4	55
*Uber Technologies, Inc.	2,116	91,580
UFP Industries, Inc.	453	43,112
U-Haul Holding Co.	1,557	73,506
*Ultralife Corp.	4	30
UniFirst Corp.	4	658
Union Pacific Corp.	2,038	423,109
*United Airlines Holdings, Inc.	2,694	94,317
United Parcel Service, Inc., Class B	2,781	392,816
United Rentals, Inc.	515	209,229
Universal Logistics Holdings, Inc.	8	179
*Upwork, Inc.	24	251
Valmont Industries, Inc.	288	56,710
*Veralto Corp.	92	6,348
Verisk Analytics, Inc.	713	162,108
*Verra Mobility Corp.	2,092	41,359
Vertiv Holdings Co.	1,372	53,878
*Vestis Corp.	240	3,670
*Viad Corp.	4	97
*Vicor Corp.	12	465
*VirTra, Inc.	4	19
VSE Corp.	4	215
Wabash National Corp.	755	15,621
Waste Management, Inc.	1,295	212,807
Watsco, Inc.	5	1,744
Watts Water Technologies, Inc., Class A	8	1,384
Werner Enterprises, Inc.	1,800	65,376
WESCO International, Inc.	412	52,818
Westinghouse Air Brake Technologies Corp.	635	67,323
*Willdan Group, Inc.	4	71
*Willis Lease Finance Corp.	4	179
*WillScot Mobile Mini Holdings Corp.	1,566	61,716
Woodward, Inc.	12	1,496
WW Grainger, Inc.	194	141,587
#*Xometry, Inc., Class A	12	175
*XPO, Inc.	891	67,547
Xylem, Inc.	809	75,674

TOTAL INDUSTRIALS		14,727,400

INFORMATION TECHNOLOGY — (21.7%)
*8x8, Inc.	24	57
*908 Devices, Inc.	8	47
A10 Networks, Inc.	560	6,087
Accenture PLC, Class A	1,636	486,039
*ACI Worldwide, Inc.	300	6,111
Adeia, Inc.	36	303

33

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Adobe, Inc.	1,027	$546,426
Advanced Energy Industries, Inc.	80	6,981
*Advanced Micro Devices, Inc.	2,305	227,042
*Aehr Test Systems	4	94
*Agilysys, Inc.	36	3,088
*Airgain, Inc.	4	13
*Akamai Technologies, Inc.	460	47,532
*Alarm.com Holdings, Inc.	12	614
*Alkami Technology, Inc.	20	359
*Allegro MicroSystems, Inc.	40	1,038
*Alpha & Omega Semiconductor, Ltd.	8	190
*Altair Engineering, Inc., Class A	150	9,318
*Ambarella, Inc.	8	360
#Amdocs, Ltd.	1,202	96,352
American Software, Inc., Class A	8	88
Amkor Technology, Inc.	1,950	40,677
Amphenol Corp., Class A	1,322	106,487
*Amtech Systems, Inc.	4	29
Analog Devices, Inc.	1,034	162,679
*ANSYS, Inc.	311	86,539
Apple, Inc.	34,829	5,947,748
Applied Materials, Inc.	2,161	286,008
#*AppLovin Corp., Class A	302	11,005
*Arista Networks, Inc.	501	100,385
*Arrow Electronics, Inc.	515	58,406
*Aspen Technology, Inc.	75	13,331
*AstroNova, Inc.	4	54
*Atlassian Corp., Class A	8	1,445
*Autodesk, Inc.	672	132,807
#*AvePoint, Inc.	2,573	19,272
*Aviat Networks, Inc.	4	107
Avnet, Inc.	1,896	87,842
*Axcelis Technologies, Inc.	90	11,475
*AXT, Inc.	8	16
Badger Meter, Inc.	38	5,265
Bel Fuse, Inc., Class B	4	217
Belden, Inc.	384	27,226
Benchmark Electronics, Inc.	12	291
Bentley Systems, Inc., Class B	717	34,875
*BILL Holdings, Inc.	694	63,355
*Blackbaud, Inc.	8	523
*BlackLine, Inc.	61	2,995
*Box, Inc., Class A	762	18,943
*Brightcove, Inc.	12	37
Broadcom, Inc.	1,332	1,120,705
*Cadence Design Systems, Inc.	537	128,799
*Calix, Inc.	16	530
*CCC Intelligent Solutions Holdings, Inc.	84	905
CDW Corp.	482	96,593
*Cerence, Inc.	12	184
#*CEVA, Inc.	8	137
*Ciena Corp.	32	1,350
*Cirrus Logic, Inc.	20	1,339
Cisco Systems, Inc.	9,660	503,576
*Cleanspark, Inc.	44	180
*Cloudflare, Inc., Class A	8	454
*Coda Octopus Group, Inc.	4	26
Cognex Corp.	1,387	49,918

34

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Cognizant Technology Solutions Corp., Class A	1,850	$119,269
*Cognyte Software, Ltd.	20	84
*Coherent Corp.	3,557	105,287
*Cohu, Inc.	12	362
Comtech Telecommunications Corp.	6	73
#*Confluent, Inc., Class A	28	809
*Consensus Cloud Solutions, Inc.	4	86
Corning, Inc.	3,282	87,826
*Corsair Gaming, Inc.	1,966	25,145
*CPI Card Group, Inc.	4	66
Crane NXT Co.	331	17,212
*Credo Technology Group Holding, Ltd.	823	11,703
Crexendo, Inc.	4	7
*Crowdstrike Holdings, Inc., Class A	79	13,965
*CS Disco, Inc.	12	67
CTS Corp.	461	17,246
*Daktronics, Inc.	100	962
*Data I/O Corp.	4	13
*Data Storage Corp.	4	11
*Datadog, Inc., Class A	8	652
*Dave, Inc.	4	20
Dell Technologies, Inc., Class C	412	27,567
*Digi International, Inc.	12	302
*Digital Turbine, Inc.	28	133
#*DigitalOcean Holdings, Inc.	510	10,435
*Diodes, Inc.	12	781
*DocuSign, Inc.	24	933
Dolby Laboratories, Inc., Class A	12	971
#*DoubleVerify Holdings, Inc.	3,334	92,785
*Dropbox, Inc., Class A	48	1,262
*DXC Technology Co.	2,487	50,163
*Dynatrace, Inc.	20	894
*E2open Parent Holdings, Inc.	6,499	18,782
*Eastman Kodak Co.	24	89
*eGain Corp.	4	24
*Elastic NV	195	14,633
*Enfusion, Inc., Class A	4	33
*EngageSmart, Inc.	24	544
*Enphase Energy, Inc.	566	45,042
Entegris, Inc.	16	1,409
*Envestnet, Inc.	420	15,540
*EPAM Systems, Inc.	206	44,819
*ePlus, Inc.	26	1,625
*Everbridge, Inc.	8	165
*EverCommerce, Inc.	12	115
*Everspin Technologies, Inc.	4	39
*Extreme Networks, Inc.	24	495
*F5, Inc.	614	93,076
*Fabrinet	8	1,240
*Fair Isaac Corp.	101	85,433
*FARO Technologies, Inc.	4	51
*Fastly, Inc., Class A	91	1,335
*First Solar, Inc.	667	95,014
*Flex, Ltd.	2,088	53,703
*FormFactor, Inc.	164	5,556
*Fortinet, Inc.	1,984	113,425
*Franklin Wireless Corp.	4	12
Frequency Electronics, Inc.	4	30

35

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Freshworks, Inc., Class A	28	$502
*Gartner, Inc.	299	99,280
Gen Digital, Inc.	4,513	75,187
*Gitlab, Inc., Class A	12	519
#*GLOBALFOUNDRIES, Inc.	16	794
*Globant SA	748	127,377
*GoDaddy, Inc., Class A	892	65,321
*Grid Dynamics Holdings, Inc.	16	162
*GSI Technology, Inc.	4	8
*Guidewire Software, Inc.	674	60,748
Hackett Group, Inc. (The)	425	9,473
*Harmonic, Inc.	1,256	13,552
*HashiCorp, Inc., Class A	24	473
Hewlett Packard Enterprise Co.	4,832	74,316
HP, Inc.	2,915	76,752
*HubSpot, Inc.	230	97,467
*Ichor Holdings, Ltd.	8	194
*Identiv, Inc.	4	24
*indie Semiconductor, Inc., Class A	28	137
*Infinera Corp.	187	548
*Informatica, Inc., Class A	24	460
Information Services Group, Inc.	32	130
*Insight Enterprises, Inc.	407	58,323
*Instructure Holdings, Inc.	12	296
*Intapp, Inc.	367	12,551
Intel Corp.	8,609	314,229
InterDigital, Inc.	278	20,920
#International Business Machines Corp.	3,493	505,228
*inTEST Corp.	12	155
*Intevac, Inc.	6	19
Intuit, Inc.	388	192,041
IPG Photonics Corp.	56	4,810
*Iteris, Inc.	4	18
*Itron, Inc.	8	458
Jabil, Inc.	703	86,328
#*Jamf Holding Corp.	28	450
*JFrog, Ltd.	451	10,143
Juniper Networks, Inc.	2,043	54,998
*Key Tronic Corp.	8	30
*Keysight Technologies, Inc.	727	88,730
*Kimball Electronics, Inc.	52	1,362
KLA Corp.	444	208,547
*Knowles Corp.	248	3,222
#Kulicke & Soffa Industries, Inc.	142	5,909
*KVH Industries, Inc.	4	19
*Kyndryl Holdings, Inc.	411	6,013
Lam Research Corp.	412	242,347
*Lantronix, Inc.	4	18
*Lattice Semiconductor Corp.	473	26,304
Littelfuse, Inc.	4	867
*LiveRamp Holdings, Inc.	20	553
*LiveVox Holdings, Inc.	8	29
#*Lumentum Holdings, Inc.	16	627
*Luna Innovations, Inc.	12	68
*MACOM Technology Solutions Holdings, Inc.	16	1,129
*Magnachip Semiconductor Corp.	12	89
*Manhattan Associates, Inc.	40	7,799
#*Marathon Digital Holdings, Inc.	1,523	13,418

36

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Marvell Technology, Inc.	1,267	$59,828
*Matterport, Inc.	84	171
*MaxLinear, Inc.	20	304
#*MeridianLink, Inc.	28	460
Methode Electronics, Inc.	8	183
Microchip Technology, Inc.	1,390	99,093
Micron Technology, Inc.	2,361	157,880
Microsoft Corp.	16,530	5,588,958
*Mirion Technologies, Inc.	68	471
#*Mitek Systems, Inc.	12	128
*Model N, Inc.	4	96
*MongoDB, Inc.	4	1,378
Monolithic Power Systems, Inc.	103	45,499
Motorola Solutions, Inc.	476	132,547
*N-able, Inc.	596	7,724
Napco Security Technologies, Inc.	197	3,619
*Navitas Semiconductor Corp.	3,354	17,575
#*nCino, Inc.	24	674
*NCR Voyix Corp.	2,145	32,797
NetApp, Inc.	841	61,208
*NETGEAR, Inc.	8	101
*NetScout Systems, Inc.	20	437
Network-1 Technologies, Inc.	4	9
*nLight, Inc.	12	100
*Novanta, Inc.	275	36,317
*Nutanix, Inc., Class A	1,807	65,395
NVIDIA Corp.	4,823	1,966,819
NXP Semiconductors NV	628	108,286
*Okta, Inc.	16	1,079
*Olo, Inc., Class A	32	164
*ON Semiconductor Corp.	1,282	80,304
#ON24, Inc.	12	74
*OneSpan, Inc.	8	63
*Onto Innovation, Inc.	61	6,855
*Optical Cable Corp.	4	11
Oracle Corp.	4,366	451,444
*OSI Systems, Inc.	275	28,674
#*Palantir Technologies, Inc., Class A	5,202	76,990
#*Palo Alto Networks, Inc.	497	120,781
#*PAR Technology Corp.	35	1,022
Park City Group, Inc.	4	39
PC Connection, Inc.	1,567	83,960
PCTEL, Inc.	4	27
*PDF Solutions, Inc.	4	106
*Perficient, Inc.	198	11,522
*Photronics, Inc.	1,047	19,223
*Plexus Corp.	356	35,002
Power Integrations, Inc.	94	6,517
*Powerfleet, Inc.	8	15
*PowerSchool Holdings, Inc.	36	717
*Procore Technologies, Inc.	22	1,344
Progress Software Corp.	309	15,876
*PTC, Inc.	315	44,232
*Pure Storage, Inc., Class A	3,855	130,338
*Q2 Holdings, Inc.	12	360
*Qorvo, Inc.	1,023	89,431
QUALCOMM, Inc.	3,049	332,311
#*Qualys, Inc.	136	20,801

37

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Rambus, Inc.	16	$869
*Red Violet, Inc.	4	79
*RF Industries, Ltd.	4	12
*Ribbon Communications, Inc.	52	98
Richardson Electronics, Ltd.	4	46
*Rimini Street, Inc.	8	17
#*Riot Platforms, Inc.	60	587
*Rogers Corp.	153	18,802
Roper Technologies, Inc.	204	99,668
*Salesforce, Inc.	1,402	281,564
*Samsara, Inc., Class A	4	92
*Sanmina Corp.	16	814
Sapiens International Corp. NV	64	1,632
*ScanSource, Inc.	6	182
Seagate Technology Holdings PLC	16	1,092
*SecureWorks Corp., Class A	4	24
*SEMrush Holdings, Inc., Class A	12	97
*SentinelOne, Inc., Class A	298	4,658
*ServiceNow, Inc.	198	115,206
*SigmaTron International, Inc.	4	12
*Silicon Laboratories, Inc.	8	737
*SiTime Corp.	604	60,279
#*SkyWater Technology, Inc.	20	99
Skyworks Solutions, Inc.	614	53,258
*SmartRent, Inc.	60	145
*Snowflake, Inc., Class A	322	46,732
#*SolarEdge Technologies, Inc.	86	6,532
*SolarWinds Corp.	48	442
*Sono-Tek Corp.	12	61
*SoundThinking, Inc.	4	60
*Splunk, Inc.	16	2,355
*Sprinklr, Inc., Class A	32	435
*SPS Commerce, Inc.	4	641
#*Stratasys, Ltd.	20	203
*Super Micro Computer, Inc.	202	48,373
*Synaptics, Inc.	61	5,103
*Synopsys, Inc.	186	87,316
TD SYNNEX Corp.	539	49,416
TE Connectivity, Ltd.	949	111,840
*Teledyne Technologies, Inc.	225	84,283
*Telos Corp.	10	23
*Teradata Corp.	719	30,716
Teradyne, Inc.	405	33,724
Texas Instruments, Inc.	2,090	296,801
*Thoughtworks Holding, Inc.	84	285
*TransAct Technologies, Inc.	4	23
*Trimble, Inc.	28	1,320
*TTM Technologies, Inc.	36	414
*Tucows, Inc., Class A	4	68
*Turtle Beach Corp.	4	33
*Twilio, Inc., Class A	1,102	56,489
*Tyler Technologies, Inc.	4	1,492
#*UiPath, Inc., Class A	4,717	73,255
*Ultra Clean Holdings, Inc.	12	286
*Unisys Corp.	4	11
*Unity Software, Inc.	947	24,025
Universal Display Corp.	44	6,124
*Upland Software, Inc.	8	27

38

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Varonis Systems, Inc.	16	$538
*Veeco Instruments, Inc.	41	982
*Verint Systems, Inc.	878	16,515
*VeriSign, Inc.	212	42,328
#*Veritone, Inc.	12	30
*Vertex, Inc., Class A	12	291
*Viant Technology, Inc., Class A	8	43
*Viavi Solutions, Inc.	52	405
Vishay Intertechnology, Inc.	758	16,858
*Vishay Precision Group, Inc.	4	120
Vontier Corp.	1,233	36,447
*Western Digital Corp.	1,181	47,417
#*Wolfspeed, Inc.	4,528	153,228
*Workday, Inc., Class A	196	41,495
Xerox Holdings Corp.	5,562	71,416
*Yext, Inc.	20	121
*Zebra Technologies Corp.	262	54,871
*Zoom Video Communications, Inc., Class A	1,575	94,468
*Zscaler, Inc.	4	635

TOTAL INFORMATION TECHNOLOGY		26,448,189

MATERIALS — (3.8%)
*5E Advanced Materials, Inc.	8	18
AdvanSix, Inc.	8	220
Air Products and Chemicals, Inc.	515	145,457
Albemarle Corp.	511	64,785
Alcoa Corp.	6,992	179,275
Alpha Metallurgical Resources, Inc.	103	22,656
*Alto Ingredients, Inc.	24	100
Amcor PLC	8,515	75,698
American Vanguard Corp.	8	75
*Ampco-Pittsburgh Corp.	8	21
AptarGroup, Inc.	396	48,419
Arch Resources, Inc.	282	42,534
#Ardagh Metal Packaging SA	3,423	11,536
*Ascent Industries Co.	4	33
Ashland, Inc.	16	1,226
*Aspen Aerogels, Inc.	16	124
*ATI, Inc.	1,139	43,020
Avery Dennison Corp.	412	71,717
Avient Corp.	28	885
*Axalta Coating Systems, Ltd.	1,670	43,804
Balchem Corp.	446	51,843
Ball Corp.	1,568	75,499
Berry Global Group, Inc.	1,121	61,655
*Bioceres Crop Solutions Corp.	186	2,053
Cabot Corp.	169	11,235
Caledonia Mining Corp. PLC	6	66
Carpenter Technology Corp.	16	1,004
Celanese Corp.	309	35,384
*Century Aluminum Co.	28	185
CF Industries Holdings, Inc.	1,186	94,619
Chemours Co. (The)	1,290	31,102
*Clearwater Paper Corp.	6	203
*Cleveland-Cliffs, Inc.	2,841	47,672
*Coeur Mining, Inc.	2,588	6,496
Commercial Metals Co.	1,205	50,959
Compass Minerals International, Inc.	222	5,470
Corteva, Inc.	2,410	116,017

39

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Crown Holdings, Inc.	1,026	$82,696
*Dakota Gold Corp.	24	69
Dow, Inc.	2,884	139,413
DuPont de Nemours, Inc.	1,517	110,559
Eagle Materials, Inc.	305	46,943
Eastman Chemical Co.	824	61,578
Ecolab, Inc.	618	103,663
*Ecovyst, Inc.	3,175	29,210
Element Solutions, Inc.	986	17,975
Flexible Solutions International, Inc.	4	8
FMC Corp.	706	37,559
Freeport-McMoRan, Inc.	3,030	102,353
Friedman Industries, Inc.	4	39
FutureFuel Corp.	16	105
*Gatos Silver, Inc.	24	117
*Glatfelter Corp.	12	21
Graphic Packaging Holding Co.	2,689	57,840
Greif, Inc., Class A	184	11,684
Greif, Inc., Class B	4	256
Hawkins, Inc.	263	15,104
Haynes International, Inc.	4	172
HB Fuller Co.	56	3,704
Hecla Mining Co.	6,524	26,553
Huntsman Corp.	48	1,120
*Idaho Strategic Resources, Inc.	6	33
*Ingevity Corp.	219	8,821
Innospec, Inc.	335	32,830
International Flavors & Fragrances, Inc.	824	56,320
International Paper Co.	1,555	52,450
*Intrepid Potash, Inc.	4	80
Koppers Holdings, Inc.	354	12,946
Kronos Worldwide, Inc.	24	166
Linde PLC	1,030	393,625
#*Livent Corp.	48	700
Louisiana-Pacific Corp.	288	14,769
LyondellBasell Industries NV, Class A	1,625	146,640
Martin Marietta Materials, Inc.	196	80,152
Materion Corp.	27	2,618
Mativ Holdings, Inc.	16	210
*McEwen Mining, Inc.	10	69
Mercer International, Inc.	12	95
Minerals Technologies, Inc.	85	4,595
Mosaic Co. (The)	1,188	38,586
*MP Materials Corp.	36	590
Myers Industries, Inc.	152	2,549
NewMarket Corp.	167	80,519
Newmont Corp.	2,679	100,382
#Nexa Resources SA	44	264
Northern Technologies International Corp.	4	50
Nucor Corp.	1,394	206,019
*O-I Glass, Inc.	985	15,218
Olin Corp.	1,196	51,093
Olympic Steel, Inc.	4	203
Orion SA	534	10,840
Packaging Corp. of America	530	81,117
Pactiv Evergreen, Inc.	2,496	21,516
#*Piedmont Lithium, Inc.	75	2,060
PPG Industries, Inc.	915	112,335

40

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
#*PureCycle Technologies, Inc.	289	$1,286
Quaker Chemical Corp.	4	575
Ramaco Resources, Inc., Class A	20	236
*Ranpak Holdings Corp.	24	76
*Rayonier Advanced Materials, Inc.	20	55
Reliance Steel & Aluminum Co.	206	52,402
Royal Gold, Inc.	378	39,437
RPM International, Inc.	569	51,933
Ryerson Holding Corp.	12	349
Schnitzer Steel Industries, Inc.	8	182
Sealed Air Corp.	927	28,542
Sensient Technologies Corp.	247	13,936
Sherwin-Williams Co. (The)	650	154,836
Silgan Holdings, Inc.	1,015	40,661
Sonoco Products Co.	935	48,442
Southern Copper Corp.	205	14,535
Steel Dynamics, Inc.	1,237	131,753
Stepan Co.	8	598
*Summit Materials, Inc., Class A	2,077	68,333
SunCoke Energy, Inc.	493	4,688
#Sylvamo Corp.	343	15,195
*TimkenSteel Corp.	1,303	26,490
Tredegar Corp.	12	54
TriMas Corp.	2,982	72,194
Trinseo PLC	4	25
#Tronox Holdings PLC	1,016	10,861
United States Steel Corp.	1,490	50,496
*US Gold Corp.	4	13
Vulcan Materials Co.	398	78,203
Warrior Met Coal, Inc.	15	731
Westlake Corp.	8	923
Westrock Co.	56	2,012
Worthington Industries, Inc.	16	986

TOTAL MATERIALS		4,633,304

REAL ESTATE — (0.3%)
*Anywhere Real Estate, Inc.	28	131
*CBRE Group, Inc., Class A	1,030	71,420
*Compass, Inc., Class A	2,825	5,594
*Comstock Holding Cos., Inc.	4	17
*CoStar Group, Inc.	1,133	83,174
*Cushman & Wakefield PLC	1,801	13,273
#DigitalBridge Group, Inc.	32	507
#eXp World Holdings, Inc.	246	3,264
*Five Point Holdings LLC, Class A	16	39
*Forestar Group, Inc.	1,612	38,285
*FRP Holdings, Inc.	4	215
*Howard Hughes Holdings, Inc.	396	26,267
*Jones Lang LaSalle, Inc.	240	30,701
Kennedy-Wilson Holdings, Inc.	1,876	24,144
Marcus & Millichap, Inc.	12	344
*Maui Land & Pineapple Co., Inc.	4	59
Newmark Group, Inc., Class A	44	249
*Rafael Holdings, Inc., Class B	4	7
RE/MAX Holdings, Inc.	8	86
RMR Group, Inc. (The), Class A	4	90
St. Joe Co. (The)	602	28,077
*Stratus Properties, Inc.	4	103
*Tejon Ranch Co.	4	62

41

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
*Zillow Group, Inc., Class A	12	$426
*Zillow Group, Inc., Class C	1,428	51,765

TOTAL REAL ESTATE		378,299

UTILITIES — (2.3%)
AES Corp. (The)	3,470	51,703
ALLETE, Inc.	12	642
Alliant Energy Corp.	24	1,171
*Altus Power, Inc.	60	319
Ameren Corp.	707	53,527
American Electric Power Co., Inc.	1,290	97,447
American States Water Co.	8	624
American Water Works Co., Inc.	505	59,413
Atmos Energy Corp.	404	43,495
Avangrid, Inc.	16	478
Avista Corp.	667	21,137
Black Hills Corp.	12	580
Brookfield Renewable Corp., Class A	920	20,939
California Water Service Group	16	779
CenterPoint Energy, Inc.	1,569	42,175
Chesapeake Utilities Corp.	61	5,405
Clearway Energy, Inc., Class A	8	163
Clearway Energy, Inc., Class C	16	347
CMS Energy Corp.	800	43,472
Consolidated Edison, Inc.	905	79,450
#Consolidated Water Co., Ltd.	4	118
Constellation Energy Corp.	872	98,466
Dominion Energy, Inc.	2,307	93,018
DTE Energy Co.	614	59,177
Duke Energy Corp.	1,521	135,202
Edison International	1,025	64,637
Entergy Corp.	600	57,354
Essential Utilities, Inc.	1,490	49,855
Evergy, Inc.	303	14,889
Eversource Energy	1,003	53,951
Exelon Corp.	2,525	98,324
FirstEnergy Corp.	1,489	53,008
Genie Energy, Ltd., Class B	6	119
Global Water Resources, Inc.	4	42
#Hawaiian Electric Industries, Inc.	1,120	14,538
#IDACORP, Inc.	557	52,753
MGE Energy, Inc.	138	9,885
Middlesex Water Co.	202	12,833
*Montauk Renewables, Inc.	726	7,304
National Fuel Gas Co.	501	25,526
New Jersey Resources Corp.	577	23,415
NextEra Energy, Inc.	4,065	236,990
NiSource, Inc.	2,911	73,241
Northwest Natural Holding Co.	134	4,919
Northwestern Energy Group, Inc.	12	576
NRG Energy, Inc.	1,261	53,441
OGE Energy Corp.	40	1,368
#ONE Gas, Inc.	12	725
#Ormat Technologies, Inc.	393	24,185
#Otter Tail Corp.	8	616
*PG&E Corp.	5,505	89,731
Pinnacle West Capital Corp.	783	58,083
PNM Resources, Inc.	16	676
Portland General Electric Co.	2,726	109,095

42

DIMENSIONAL US CORE EQUITY 1 ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
PPL Corp.	1,977	$48,575
Public Service Enterprise Group, Inc.	1,385	85,385
*Pure Cycle Corp.	4	38
Sempra	1,197	83,826
SJW Group	28	1,749
Southern Co. (The)	2,220	149,406
Southwest Gas Holdings, Inc.	16	938
Spire, Inc.	12	668
#*Sunnova Energy International, Inc.	1,875	17,119
UGI Corp.	4,343	90,334
Unitil Corp.	4	183
Vistra Corp.	2,280	74,602
WEC Energy Group, Inc.	882	71,786
Xcel Energy, Inc.	1,506	89,261
York Water Co. (The)	4	144

TOTAL UTILITIES		2,815,340

TOTAL COMMON STOCKS		117,156,334

TOTAL INVESTMENT SECURITIES — (96.0%) (Cost $120,100,200)		117,156,334

SECURITIES LENDING COLLATERAL — (4.0%)
@§The DFA Short Term Investment Fund	426,926	4,938,256

TOTAL INVESTMENTS — (100.0%) (Cost $125,038,456)		$122,094,590

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment
USD	United States Dollars

43

DIMENSIONAL US HIGH PROFITABILITY ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (1.6%)
#*Charter Communications, Inc., Class A	51,957	$20,928,279
Omnicom Group, Inc.	103,380	7,744,196
Verizon Communications, Inc.	689,492	24,221,854
Warner Music Group Corp., Class A	3,456	108,173

TOTAL COMMUNICATION SERVICES		53,002,502

CONSUMER DISCRETIONARY — (10.0%)
Best Buy Co., Inc.	307,459	20,544,410
*Booking Holdings, Inc.	5,818	16,229,660
*Burlington Stores, Inc.	9,792	1,185,126
*Chipotle Mexican Grill, Inc.	3,186	6,187,849
Darden Restaurants, Inc.	45,463	6,616,230
Dick’s Sporting Goods, Inc.	72	7,700
eBay, Inc.	96,164	3,772,514
*Etsy, Inc.	15,097	940,543
*Expedia Group, Inc.	14,070	1,340,730
Genuine Parts Co.	21,675	2,793,041
Home Depot, Inc. (The)	268,525	76,446,382
Lowe’s Cos., Inc.	34,371	6,550,082
*Lululemon Athletica, Inc.	39,658	15,604,630
Marriott International, Inc., Class A	7,098	1,338,399
NIKE, Inc., Class B	159,192	16,360,162
*NVR, Inc.	1,261	6,825,314
*O’Reilly Automotive, Inc.	621	577,803
Pool Corp.	7,597	2,398,905
Ross Stores, Inc.	292,121	33,877,272
#Service Corp. International	180,319	9,812,960
Tapestry, Inc.	29,083	801,528
TJX Cos., Inc. (The)	500,849	44,109,772
#Tractor Supply Co.	143,581	27,647,957
*Ulta Beauty, Inc.	30,853	11,764,557
Whirlpool Corp.	3,847	402,242
#Williams-Sonoma, Inc.	75,598	11,357,844

TOTAL CONSUMER DISCRETIONARY		325,493,612

CONSUMER STAPLES — (9.1%)
Albertsons Cos., Inc., Class A	3,825	83,003
Altria Group, Inc.	279,468	11,226,230
*BJ’s Wholesale Club Holdings, Inc.	49,020	3,339,242
Clorox Co. (The)	40,012	4,709,412
Coca-Cola Co. (The)	563,492	31,831,663
Colgate-Palmolive Co.	305,623	22,958,400
Costco Wholesale Corp.	41,817	23,101,383
Dollar General Corp.	50,630	6,026,995
Hershey Co. (The)	18,334	3,434,875
Kellanova	199,247	10,055,996
Kenvue, Inc.	320,298	5,957,542
Kimberly-Clark Corp.	43,409	5,193,453
Kroger Co. (The)	639,400	29,009,578
Lamb Weston Holdings, Inc.	23,496	2,109,941
PepsiCo, Inc.	483,420	78,932,818
Procter & Gamble Co. (The)	127,173	19,079,765
Sysco Corp.	277,762	18,468,395

1

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Target Corp.	189,400	$20,983,626

TOTAL CONSUMER STAPLES		296,502,317

ENERGY — (6.1%)
#APA Corp.	102,223	4,060,298
Cheniere Energy, Inc.	65,057	10,826,786
#Chesapeake Energy Corp.	51,756	4,455,156
ConocoPhillips	437,025	51,918,570
Coterra Energy, Inc.	180,949	4,976,098
Devon Energy Corp.	337,597	15,721,892
EOG Resources, Inc.	128,463	16,218,454
Halliburton Co.	85,270	3,354,522
Hess Corp.	42,933	6,199,525
Marathon Petroleum Corp.	63,570	9,614,962
Occidental Petroleum Corp.	658,227	40,685,011
#ONEOK, Inc.	135,440	8,830,688
#Ovintiv, Inc.	46,967	2,254,416
Pioneer Natural Resources Co.	17,851	4,266,389
Targa Resources Corp.	43,049	3,599,327
#Texas Pacific Land Corp.	1,896	3,499,921
Valero Energy Corp.	48,498	6,159,246

TOTAL ENERGY		196,641,261

FINANCIALS — (9.7%)
American Express Co.	141,759	20,701,067
Ameriprise Financial, Inc.	106,150	33,391,605
Aon PLC, Class A	51,382	15,897,591
Blackstone, Inc.	1,326	122,456
Discover Financial Services	169,136	13,882,683
Equitable Holdings, Inc.	140,612	3,736,061
F&G Annuities & Life, Inc.	4	123
FactSet Research Systems, Inc.	8,631	3,727,643
Fidelity National Financial, Inc.	72	2,814
First Citizens BancShares, Inc., Class A	1,425	1,967,554
*FleetCor Technologies, Inc.	26,914	6,060,225
Jack Henry & Associates, Inc.	638	89,952
LPL Financial Holdings, Inc.	22,906	5,142,855
Marsh & McLennan Cos., Inc.	5,680	1,077,212
Mastercard, Inc., Class A	241,288	90,808,739
Moody’s Corp.	29,043	8,945,244
Principal Financial Group, Inc.	70,616	4,779,291
Prudential Financial, Inc.	3,944	360,639
Travelers Cos., Inc. (The)	15,750	2,637,180
#Visa, Inc., Class A	431,067	101,343,852

TOTAL FINANCIALS		314,674,786

HEALTH CARE — (14.0%)
AbbVie, Inc.	589,014	83,156,997
Amgen, Inc.	163,816	41,887,751
Baxter International, Inc.	13,000	421,590
Bristol-Myers Squibb Co.	652,123	33,603,898
Bruker Corp.	14,414	821,598
Cardinal Health, Inc.	48,407	4,405,037
#Cencora, Inc.	138,510	25,645,126
*DaVita, Inc.	29,541	2,281,451
Eli Lilly & Co.	253,725	140,545,889
Gilead Sciences, Inc.	502,050	39,431,007
HCA Healthcare, Inc.	12,109	2,738,329
*Hologic, Inc.	65,484	4,333,076
*IDEXX Laboratories, Inc.	26,363	10,531,228

2

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*IQVIA Holdings, Inc.	5,120	$925,850
Johnson & Johnson	186,061	27,600,264
Merck & Co., Inc.	43,662	4,484,087
*Mettler-Toledo International, Inc.	13,172	12,977,054
*Moderna, Inc.	4,254	323,134
*Waters Corp.	13,235	3,156,945
Zoetis, Inc.	103,588	16,263,316

TOTAL HEALTH CARE		455,533,627

INDUSTRIALS — (17.2%)
3M Co.	129,451	11,773,568
Advanced Drainage Systems, Inc.	10,781	1,151,734
Allegion PLC	52,256	5,139,900
Automatic Data Processing, Inc.	185,672	40,517,344
Booz Allen Hamilton Holding Corp.	49,739	5,965,198
Broadridge Financial Solutions, Inc.	46,050	7,857,972
*Builders FirstSource, Inc.	7,709	836,581
Carrier Global Corp.	77,162	3,677,541
Caterpillar, Inc.	228,348	51,618,065
CH Robinson Worldwide, Inc.	42,363	3,466,564
Cintas Corp.	37,461	18,997,222
CSX Corp.	215,455	6,431,332
Deere & Co.	125,425	45,825,278
Delta Air Lines, Inc.	438,350	13,698,438
Expeditors International of Washington, Inc.	19,029	2,078,918
Fastenal Co.	29,453	1,718,288
Ferguson PLC	60,137	9,032,577
Honeywell International, Inc.	66,309	12,151,787
#Illinois Tool Works, Inc.	65,455	14,669,775
JB Hunt Transport Services, Inc.	86,501	14,866,927
Lincoln Electric Holdings, Inc.	22,314	3,900,487
Lockheed Martin Corp.	96,007	43,648,622
Old Dominion Freight Line, Inc.	37,824	14,246,788
Owens Corning	11,344	1,286,069
Paychex, Inc.	84,050	9,333,753
Robert Half, Inc.	157,483	11,775,004
Rockwell Automation, Inc.	50,812	13,353,902
Rollins, Inc.	35,960	1,352,456
Toro Co. (The)	14,628	1,182,528
Union Pacific Corp.	279,965	58,123,534
*United Airlines Holdings, Inc.	3,770	131,988
United Parcel Service, Inc., Class B	316,076	44,645,735
#United Rentals, Inc.	77,371	31,433,516
Verisk Analytics, Inc.	32,461	7,380,333
Waste Management, Inc.	84,749	13,926,803
WW Grainger, Inc.	44,882	32,756,230

TOTAL INDUSTRIALS		559,952,757

INFORMATION TECHNOLOGY — (27.2%)
Accenture PLC, Class A	117,309	34,851,331
*Adobe, Inc.	45,163	24,029,426
Apple, Inc.	919,154	156,963,929
Applied Materials, Inc.	345,000	45,660,750
*Autodesk, Inc.	14,283	2,822,749
Broadcom, Inc.	152,605	128,397,269
CDW Corp.	146,346	29,327,738
Dell Technologies, Inc., Class C	505	33,789
#*Enphase Energy, Inc.	17,599	1,400,528
*Fortinet, Inc.	54,968	3,142,521

3

DIMENSIONAL US HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Gartner, Inc.	30,830	$10,236,793
Gen Digital, Inc.	229,466	3,822,904
*GoDaddy, Inc., Class A	2,951	216,102
#International Business Machines Corp.	400,176	57,881,457
Jabil, Inc.	63,654	7,816,711
KLA Corp.	20,790	9,765,063
Lam Research Corp.	36,567	21,509,441
*Manhattan Associates, Inc.	6,907	1,346,727
Microchip Technology, Inc.	97,612	6,958,759
Microsoft Corp.	511,012	172,778,267
Motorola Solutions, Inc.	3,206	892,743
NetApp, Inc.	35,911	2,613,603
NVIDIA Corp.	12	4,894
NXP Semiconductors NV	31,345	5,404,818
Oracle Corp.	392,941	40,630,099
QUALCOMM, Inc.	485,647	52,930,666
Seagate Technology Holdings PLC	64,246	4,384,789
Teradyne, Inc.	38,140	3,175,918
Texas Instruments, Inc.	370,593	52,627,912

TOTAL INFORMATION TECHNOLOGY		881,627,696

MATERIALS — (2.8%)
#Avery Dennison Corp.	24,081	4,191,780
CF Industries Holdings, Inc.	51,192	4,084,098
*Cleveland-Cliffs, Inc.	16,650	279,387
Crown Holdings, Inc.	46,806	3,772,564
Dow, Inc.	18,967	916,865
LyondellBasell Industries NV, Class A	229,502	20,710,260
Nucor Corp.	204,439	30,214,040
Sherwin-Williams Co. (The)	84,998	20,247,373
Southern Copper Corp.	2,866	203,199
Steel Dynamics, Inc.	64,888	6,911,221

TOTAL MATERIALS		91,530,787

UTILITIES — (0.1%)
Vistra Corp.	64,348	2,105,467

TOTAL COMMON STOCKS		3,177,064,812

TOTAL INVESTMENT SECURITIES — (97.8%) (Cost $3,124,496,987)		3,177,064,812

SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term Investment Fund	6,105,863	70,626,552

TOTAL INVESTMENTS — (100.0%) (Cost $3,195,123,539)		$3,247,691,364

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
USD	United States Dollars

4

DIMENSIONAL US LARGE CAP VALUE ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (8.1%)
AT&T, Inc.	699,271	$10,768,773
Comcast Corp., Class A	471,433	19,465,469
Electronic Arts, Inc.	10,760	1,331,980
Fox Corp., Class A	38,262	1,162,782
Fox Corp., Class B	6,976	194,700
Interpublic Group of Cos., Inc. (The)	36,322	1,031,545
*Liberty Broadband Corp., Class A	8	667
*Liberty Broadband Corp., Class C	40	3,332
*Liberty Media Corp.-Liberty Formula One	36	2,329
*Liberty Media Corp.-Liberty Formula One	4	230
*Liberty Media Corp.-Liberty SiriusXM	10,605	260,353
*Liberty Media Corp.-Liberty SiriusXM	48	1,176
*Meta Platforms, Inc., Class A	38,383	11,563,646
News Corp., Class A	29,970	619,780
News Corp., Class B	52	1,115
#Paramount Global, Class A	8	111
*Roku, Inc.	12	715
*Take-Two Interactive Software, Inc.	10,281	1,375,084
*T-Mobile US, Inc.	50,208	7,222,923
Verizon Communications, Inc.	418,640	14,706,823
*Walt Disney Co. (The)	61,386	5,008,484
*Warner Bros Discovery, Inc.	327,595	3,256,294

TOTAL COMMUNICATION SERVICES		77,978,311

CONSUMER DISCRETIONARY — (5.4%)
*Aptiv PLC	39,809	3,471,345
Aramark	83,653	2,252,775
Autoliv, Inc.	1,085	99,440
BorgWarner, Inc.	88,086	3,250,373
*Caesars Entertainment, Inc.	5,259	209,782
*CarMax, Inc.	3,896	238,007
#*Carnival Corp.	4,351	49,863
Dick’s Sporting Goods, Inc.	603	64,491
DR Horton, Inc.	79,454	8,294,998
eBay, Inc.	48,643	1,908,265
Ford Motor Co.	297,170	2,897,408
Garmin, Ltd.	60,619	6,215,266
General Motors Co.	235,087	6,629,453
Gentex Corp.	148	4,245
Genuine Parts Co.	616	79,378
Hasbro, Inc.	536	24,200
#Hyatt Hotels Corp., Class A	28	2,868
Lear Corp.	2,316	300,524
Lennar Corp., Class A	75,856	8,092,318
Lennar Corp., Class B	12	1,183
LKQ Corp.	25,357	1,113,679
*Mohawk Industries, Inc.	2,107	169,361
*NVR, Inc.	311	1,683,325
#Penske Automotive Group, Inc.	3,080	440,686
PulteGroup, Inc.	55,396	4,076,592
#*Rivian Automotive, Inc., Class A	29,502	478,522
Tapestry, Inc.	1,515	41,753
VF Corp.	2,049	30,182

1

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Whirlpool Corp.	3,013	$315,039

TOTAL CONSUMER DISCRETIONARY		52,435,321

CONSUMER STAPLES — (4.3%)
Albertsons Cos., Inc., Class A	72	1,562
Archer-Daniels-Midland Co.	47,939	3,430,994
Bunge, Ltd.	15,007	1,590,442
Campbell Soup Co.	25,617	1,035,183
Casey’s General Stores, Inc.	845	229,764
Conagra Brands, Inc.	17,894	489,580
Constellation Brands, Inc., Class A	1,331	311,654
*Coty, Inc., Class A	7,700	72,149
*Darling Ingredients, Inc.	72,326	3,203,319
*Dollar Tree, Inc.	31,748	3,526,885
General Mills, Inc.	62,178	4,056,493
Hormel Foods Corp.	29,383	956,417
J M Smucker Co. (The)	34,801	3,961,746
Kenvue, Inc.	19,625	365,025
Keurig Dr Pepper, Inc.	56	1,698
Kraft Heinz Co. (The)	4,947	155,633
Kroger Co. (The)	122,390	5,552,834
Molson Coors Beverage Co., Class B	3,939	227,556
Mondelez International, Inc., Class A	94,164	6,234,598
*Performance Food Group Co.	4,447	256,859
Target Corp.	5,165	572,230
Tyson Foods, Inc., Class A	90,176	4,179,658
*US Foods Holding Corp.	12,825	499,405
Walgreens Boots Alliance, Inc.	21,637	456,108

TOTAL CONSUMER STAPLES		41,367,792

ENERGY — (14.2%)
*Antero Resources Corp.	33,496	986,122
Baker Hughes Co.	104,206	3,586,771
#Chesapeake Energy Corp.	12,519	1,077,636
Chevron Corp.	172,711	25,169,174
ConocoPhillips	162,476	19,302,149
Coterra Energy, Inc.	85,884	2,361,810
Devon Energy Corp.	35,792	1,666,834
Diamondback Energy, Inc.	45,966	7,369,269
EOG Resources, Inc.	32,584	4,113,730
EQT Corp.	29,905	1,267,374
Exxon Mobil Corp.	390,797	41,365,862
Halliburton Co.	3,659	143,945
HF Sinclair Corp.	15,754	872,457
Kinder Morgan, Inc.	209,337	3,391,259
Marathon Oil Corp.	58,275	1,591,490
Marathon Petroleum Corp.	38,689	5,851,711
Matador Resources Co.	132	8,143
NOV, Inc.	40	798
Occidental Petroleum Corp.	48,767	3,014,288
ONEOK, Inc.	152	9,910
Ovintiv, Inc.	13,768	660,864
Phillips 66	31,363	3,577,577
Pioneer Natural Resources Co.	17,159	4,101,001
Schlumberger NV	15,644	870,745
Valero Energy Corp.	42,224	5,362,448

2

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
Williams Cos., Inc. (The)	540	$18,576

TOTAL ENERGY		137,741,943

FINANCIALS — (21.8%)
Aflac, Inc.	36,511	2,851,874
Allstate Corp. (The)	5,735	734,826
Ally Financial, Inc.	12,975	313,865
American Financial Group, Inc.	1,075	117,562
American International Group, Inc.	78,240	4,796,894
*Arch Capital Group, Ltd.	27,570	2,389,768
Assurant, Inc.	32	4,765
Bank of America Corp.	386,956	10,192,421
Bank of New York Mellon Corp. (The)	164,143	6,976,078
*Berkshire Hathaway, Inc., Class B	58,407	19,936,061
BlackRock, Inc.	2,516	1,540,497
*Block, Inc.	7,405	298,051
Capital One Financial Corp.	90,865	9,203,716
Carlyle Group, Inc. (The)	20,645	568,563
Chubb, Ltd.	20,916	4,488,992
Cincinnati Financial Corp.	20	1,993
Citigroup, Inc.	176,477	6,969,077
Citizens Financial Group, Inc.	9,704	227,365
CNA Financial Corp.	40	1,616
Discover Financial Services	32,054	2,630,992
East West Bancorp, Inc.	6,321	338,932
Everest Group, Ltd.	11,536	4,563,872
Fidelity National Financial, Inc.	23,002	899,148
Fidelity National Information Services, Inc.	60,162	2,954,556
Fifth Third Bancorp	106,524	2,525,684
First Citizens BancShares, Inc., Class A	1,657	2,287,886
*Fiserv, Inc.	23,987	2,728,521
Franklin Resources, Inc.	136	3,099
Global Payments, Inc.	18,707	1,987,058
Globe Life, Inc.	2,818	327,903
Goldman Sachs Group, Inc. (The)	34,636	10,515,836
Hartford Financial Services Group, Inc. (The)	90,513	6,648,180
Huntington Bancshares, Inc.	135,530	1,307,865
Intercontinental Exchange, Inc.	4,737	508,943
Invesco, Ltd.	11,085	143,772
Jefferies Financial Group, Inc.	68	2,188
JPMorgan Chase & Co.	252,834	35,159,096
KeyCorp	46,476	474,985
Loews Corp.	74,839	4,790,444
M&T Bank Corp.	12,447	1,403,399
*Markel Group, Inc.	44	64,703
MetLife, Inc.	34,338	2,060,623
Morgan Stanley	126,134	8,932,810
Northern Trust Corp.	11,608	765,083
*PayPal Holdings, Inc.	1,129	58,482
PNC Financial Services Group, Inc. (The)	13,106	1,500,244
Principal Financial Group, Inc.	41,492	2,808,179
Prudential Financial, Inc.	38,581	3,527,847
Raymond James Financial, Inc.	24,481	2,336,467
Regions Financial Corp.	344,325	5,003,042
Reinsurance Group of America, Inc.	3,211	479,948
*Robinhood Markets, Inc., Class A	60	548
State Street Corp.	24,035	1,553,382
Synchrony Financial	40,934	1,148,199
T Rowe Price Group, Inc.	12,916	1,168,898

3

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Travelers Cos., Inc. (The)	35,254	$5,902,930
Truist Financial Corp.	118,650	3,364,914
Unum Group	8,493	415,308
US BanCorp	92,476	2,948,135
W. R. Berkley Corp.	6,105	411,599
Webster Financial Corp.	3,766	142,995
Wells Fargo & Co.	281,589	11,198,795
Willis Towers Watson PLC	5,389	1,271,211

TOTAL FINANCIALS		210,880,685

HEALTH CARE — (13.4%)
Abbott Laboratories	10,070	952,119
*Align Technology, Inc.	16	2,953
*Avantor, Inc.	59,302	1,033,634
Baxter International, Inc.	30,458	987,753
Becton Dickinson & Co.	23,288	5,886,741
*Biogen, Inc.	26,999	6,413,342
*BioMarin Pharmaceutical, Inc.	1,746	142,212
*Bio-Rad Laboratories, Inc., Class A	362	99,651
*Boston Scientific Corp.	23,290	1,192,215
Bristol-Myers Squibb Co.	105,383	5,430,386
*Centene Corp.	55,244	3,810,731
*Charles River Laboratories International, Inc.	2,055	345,980
Cigna Group (The)	28,733	8,884,244
Cooper Cos, Inc. (The)	908	283,069
CVS Health Corp.	107,624	7,427,132
Danaher Corp.	39,444	7,574,037
DENTSPLY SIRONA, Inc.	4,663	141,802
Elevance Health, Inc.	24,780	11,153,230
*Exact Sciences Corp.	20	1,232
*Fortrea Holdings, Inc.	13,502	383,457
GE HealthCare Technologies, Inc.	39,561	2,633,598
Gilead Sciences, Inc.	88,219	6,928,720
*Henry Schein, Inc.	8,212	533,616
*Hologic, Inc.	21,363	1,413,590
Humana, Inc.	7,905	4,139,769
*Illumina, Inc.	48	5,252
*Incyte Corp.	3,647	196,683
*Jazz Pharmaceuticals PLC	44	5,589
Laboratory Corp. of America Holdings	27,605	5,513,547
McKesson Corp.	796	362,467
Medtronic PLC	104,174	7,350,517
*Moderna, Inc.	8,296	630,164
Pfizer, Inc.	432,056	13,203,631
Quest Diagnostics, Inc.	10,652	1,385,825
*Regeneron Pharmaceuticals, Inc.	6,942	5,413,996
Revvity, Inc.	3,829	317,233
STERIS PLC	3,143	659,967
Teleflex, Inc.	2,971	548,892
Thermo Fisher Scientific, Inc.	16,972	7,548,636
*United Therapeutics Corp.	3,022	673,483
Universal Health Services, Inc., Class B	33,402	4,204,978
Viatris, Inc.	54,544	485,442
Zimmer Biomet Holdings, Inc.	32,135	3,355,215

TOTAL HEALTH CARE		129,656,730

INDUSTRIALS — (13.9%)
3M Co.	25,121	2,284,755
AECOM	310	23,730

4

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
AGCO Corp.	2,643	$303,046
AMETEK, Inc.	13,117	1,846,480
*Builders FirstSource, Inc.	11,850	1,285,962
Carlisle Cos., Inc.	4,755	1,208,198
Carrier Global Corp.	100,959	4,811,706
CSX Corp.	232	6,925
Cummins, Inc.	28,705	6,208,891
Delta Air Lines, Inc.	84,369	2,636,531
Dover Corp.	16,546	2,150,153
Eaton Corp. PLC	53,039	11,027,338
EMCOR Group, Inc.	446	92,166
Emerson Electric Co.	1,041	92,618
FedEx Corp.	27,214	6,534,081
Fortive Corp.	24,304	1,586,565
Fortune Brands Innovations, Inc.	7,747	432,283
General Dynamics Corp.	13,406	3,235,002
General Electric Co.	21,998	2,389,643
*GXO Logistics, Inc.	112	5,657
Howmet Aerospace, Inc.	228	10,055
Huntington Ingalls Industries, Inc.	641	140,905
IDEX Corp.	1,144	218,973
Ingersoll Rand, Inc.	90,307	5,479,829
Jacobs Solutions, Inc.	6,584	877,647
Johnson Controls International PLC	62,893	3,083,015
Knight-Swift Transportation Holdings, Inc.	10,678	522,047
L3Harris Technologies, Inc.	17,882	3,208,210
Leidos Holdings, Inc.	14,622	1,449,333
*Masterbrand, Inc.	5,121	56,894
Norfolk Southern Corp.	17,124	3,267,088
Northrop Grumman Corp.	4,072	1,919,663
Otis Worldwide Corp.	34,409	2,656,719
Owens Corning	66,499	7,538,992
PACCAR, Inc.	147,227	12,150,644
Parker-Hannifin Corp.	6,407	2,363,606
Pentair PLC	55,192	3,207,759
Quanta Services, Inc.	9,773	1,633,264
Regal Rexnord Corp.	12	1,421
Republic Services, Inc.	67,252	9,986,249
RTX Corp.	77,405	6,299,993
#Sensata Technologies Holding PLC	104	3,316
Snap-on, Inc.	5,200	1,341,288
Southwest Airlines Co.	35,620	791,833
SS&C Technologies Holdings, Inc.	24,783	1,245,346
Stanley Black & Decker, Inc.	4,542	386,297
Textron, Inc.	102,516	7,791,216
TransUnion	4,316	189,386
*U-Haul Holding Co.	16	786
U-Haul Holding Co.	16,682	787,557
*United Airlines Holdings, Inc.	30,759	1,076,873
#United Rentals, Inc.	12,481	5,070,656
*Veralto Corp.	12,897	889,893
*Vestis Corp.	41,826	639,520
Westinghouse Air Brake Technologies Corp.	3,075	326,011
Xylem, Inc.	400	37,416

TOTAL INDUSTRIALS		134,811,430

INFORMATION TECHNOLOGY — (8.9%)
*Advanced Micro Devices, Inc.	42,167	4,153,449
*Akamai Technologies, Inc.	13,323	1,376,666

5

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
Amdocs, Ltd.	60,811	$4,874,610
Analog Devices, Inc.	33,631	5,291,165
*Arrow Electronics, Inc.	96	10,887
*Aspen Technology, Inc.	752	133,668
*BILL Holdings, Inc.	2,658	242,649
Cognizant Technology Solutions Corp., Class A	82,776	5,336,569
Corning, Inc.	262,664	7,028,889
*EPAM Systems, Inc.	12	2,611
*F5, Inc.	844	127,942
*First Solar, Inc.	3,382	481,766
*Flex, Ltd.	42,701	1,098,270
Hewlett Packard Enterprise Co.	340,835	5,242,042
HP, Inc.	224,806	5,919,142
Intel Corp.	257,662	9,404,663
Jabil, Inc.	4,999	613,877
Juniper Networks, Inc.	134,116	3,610,403
*Keysight Technologies, Inc.	14,779	1,803,777
Marvell Technology, Inc.	117,997	5,571,818
Micron Technology, Inc.	87,742	5,867,307
*Okta, Inc.	5,047	340,218
*Qorvo, Inc.	6,272	548,298
Roper Technologies, Inc.	317	154,877
*Salesforce, Inc.	37,008	7,432,317
Skyworks Solutions, Inc.	15,160	1,314,978
TD SYNNEX Corp.	1,843	168,966
TE Connectivity, Ltd.	50,457	5,946,357
*Teledyne Technologies, Inc.	3,141	1,176,587
*Trimble, Inc.	24	1,131
*Twilio, Inc., Class A	1,056	54,131
*Unity Software, Inc.	3,029	76,846
*Western Digital Corp.	10,801	433,660
*Zebra Technologies Corp.	1,095	229,326
*Zoom Video Communications, Inc., Class A	8,219	492,976

TOTAL INFORMATION TECHNOLOGY		86,562,838

MATERIALS — (8.6%)
Air Products and Chemicals, Inc.	6,718	1,897,432
Albemarle Corp.	19,136	2,426,062
Alcoa Corp.	498	12,769
Amcor PLC	137,251	1,220,161
Ball Corp.	29,561	1,423,362
Celanese Corp.	4,586	525,143
CF Industries Holdings, Inc.	18,442	1,471,303
*Cleveland-Cliffs, Inc.	23,804	399,431
Corteva, Inc.	27,481	1,322,935
Crown Holdings, Inc.	700	56,420
Dow, Inc.	184,134	8,901,038
DuPont de Nemours, Inc.	15,111	1,101,290
Eastman Chemical Co.	40,785	3,047,863
FMC Corp.	4,270	227,164
Freeport-McMoRan, Inc.	159,204	5,377,911
International Flavors & Fragrances, Inc.	7,738	528,892
International Paper Co.	33,417	1,127,155
Linde PLC	16,582	6,336,977
LyondellBasell Industries NV, Class A	55,070	4,969,517
Martin Marietta Materials, Inc.	20,726	8,475,690
Mosaic Co. (The)	31,932	1,037,151
Newmont Corp.	138,601	5,193,380
Nucor Corp.	75,684	11,185,338

6

DIMENSIONAL US LARGE CAP VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Olin Corp.	92	$3,930
Packaging Corp. of America	8,596	1,315,618
PPG Industries, Inc.	17,565	2,156,455
Reliance Steel & Aluminum Co.	6,909	1,757,511
Royal Gold, Inc.	106	11,059
Steel Dynamics, Inc.	73,515	7,830,083
Vulcan Materials Co.	8,542	1,678,418
Westlake Corp.	1,807	208,456
Westrock Co.	420	15,091

TOTAL MATERIALS		83,241,005

REAL ESTATE — (0.6%)
*CBRE Group, Inc., Class A	43,230	2,997,568
*Jones Lang LaSalle, Inc.	18,439	2,358,717
*Zillow Group, Inc., Class A	8	284
*Zillow Group, Inc., Class C	256	9,280

TOTAL REAL ESTATE		5,365,849

UTILITIES — (0.2%)
Brookfield Renewable Corp., Class A	12	273
NRG Energy, Inc.	11,772	498,897
Vistra Corp.	34,938	1,143,172

TOTAL UTILITIES		1,642,342

TOTAL COMMON STOCKS		961,684,246

TOTAL INVESTMENT SECURITIES — (99.4%) (Cost $1,007,708,008)		961,684,246

SECURITIES LENDING COLLATERAL — (0.6%)
@§The DFA Short Term Investment Fund	499,448	5,777,112

TOTAL INVESTMENTS — (100.0%) (Cost $1,013,485,120)		$967,461,358

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
USD	United States Dollars

7

DIMENSIONAL US REAL ESTATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (94.7%)
REAL ESTATE — (94.7%)
Acadia Realty Trust	64,439	$922,766
Agree Realty Corp.	61,423	3,436,003
Alexander’s, Inc.	1,441	270,894
#Alexandria Real Estate Equities, Inc.	87,074	8,109,202
Alpine Income Property Trust, Inc.	8,508	131,023
American Assets Trust, Inc.	32,609	578,810
American Homes 4 Rent, Class A	208,658	6,831,463
American Tower Corp.	300,995	53,634,299
Americold Realty Trust, Inc.	176,659	4,631,999
Apartment Income REIT Corp.	100,909	2,947,552
*Apartment Investment and Management Co.	87,110	510,465
#Apple Hospitality REIT, Inc.	141,662	2,221,260
#*Ashford Hospitality Trust, Inc.	18,816	39,702
AvalonBay Communities, Inc.	91,574	15,177,475
Boston Properties, Inc.	98,164	5,258,645
Braemar Hotels & Resorts, Inc.	8,449	22,136
Brandywine Realty Trust	70,888	265,121
Brixmor Property Group, Inc.	196,680	4,088,977
Broadstone Net Lease, Inc.	118,857	1,681,827
BRT Apartments Corp.	7,731	125,474
Camden Property Trust	68,379	5,804,010
CareTrust REIT, Inc.	66,075	1,421,934
#CBL & Associates Properties, Inc.	6,892	142,871
Centerspace	8,462	411,084
Chatham Lodging Trust	31,444	290,857
City Office REIT, Inc.	24,247	92,381
Clipper Realty, Inc.	3,585	17,029
Community Healthcare Trust, Inc.	15,998	458,663
COPT Defense Properties	72,372	1,650,082
Cousins Properties, Inc.	99,952	1,786,142
Crown Castle, Inc.	251,440	23,378,891
CTO Realty Growth, Inc.	12,770	206,746
CubeSmart	145,853	4,972,129
DiamondRock Hospitality Co.	137,426	1,062,303
#Digital Realty Trust, Inc.	197,741	24,591,071
Diversified Healthcare Trust	65,331	135,235
#Douglas Emmett, Inc.	107,818	1,208,640
#Easterly Government Properties, Inc.	61,316	659,760
EastGroup Properties, Inc.	29,905	4,881,991
Elme Communities	60,324	769,734
Empire State Realty Trust, Inc.	90,199	729,710
EPR Properties	47,938	2,046,953
Equinix, Inc.	60,455	44,110,386
Equity Commonwealth	72,511	1,373,358
#Equity LifeStyle Properties, Inc.	117,939	7,760,386
Equity Residential	233,124	12,898,751
Essential Properties Realty Trust, Inc.	109,697	2,407,849
Essex Property Trust, Inc.	41,202	8,813,932
Extra Space Storage, Inc.	136,774	14,168,419
Federal Realty Investment Trust	48,400	4,413,596
First Industrial Realty Trust, Inc.	86,854	3,673,924
Four Corners Property Trust, Inc.	58,631	1,248,840
#Gaming and Leisure Properties, Inc.	170,623	7,744,578

1

DIMENSIONAL US REAL ESTATE ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
Getty Realty Corp.	32,163	$856,179
Gladstone Commercial Corp.	11,055	132,107
Global Medical REIT, Inc.	40,751	352,904
#Global Net Lease, Inc.	126,586	1,005,093
Global Self Storage, Inc.	2,516	11,372
Healthcare Realty Trust, Inc.	238,127	3,417,122
Healthpeak Properties, Inc.	360,332	5,603,163
Hersha Hospitality Trust, Class A	19,934	197,745
Highwoods Properties, Inc.	68,366	1,223,068
Host Hotels & Resorts, Inc.	461,913	7,150,413
#Hudson Pacific Properties, Inc.	63,825	284,659
Independence Realty Trust, Inc.	147,120	1,822,817
Industrial Logistics Properties Trust	36,636	91,590
#Innovative Industrial Properties, Inc.	18,375	1,319,876
InvenTrust Properties Corp.	42,635	1,070,138
Invitation Homes, Inc.	400,530	11,891,736
Iron Mountain, Inc.	188,850	11,155,369
#JBG SMITH Properties	60,832	782,908
Kilroy Realty Corp.	76,316	2,181,111
Kimco Realty Corp.	412,971	7,408,700
#Kite Realty Group Trust	148,247	3,160,626
Lamar Advertising Co., Class A	57,678	4,745,169
LTC Properties, Inc.	27,655	874,175
LXP Industrial Trust	195,916	1,549,696
#Macerich Co. (The)	142,069	1,380,911
#Medical Properties Trust, Inc.	310,610	1,484,716
Mid-America Apartment Communities, Inc.	77,568	9,164,659
Modiv Industrial, Inc.	832	12,788
National Health Investors, Inc.	28,610	1,431,644
National Storage Affiliates Trust	53,141	1,515,581
#NETSTREIT Corp.	43,919	625,846
NexPoint Residential Trust, Inc.	4,172	112,602
NNN REIT, Inc.	116,682	4,239,057
#Office Properties Income Trust	12,836	57,634
#Omega Healthcare Investors, Inc.	158,918	5,260,186
One Liberty Properties, Inc.	10,839	199,438
Orion Office REIT, Inc.	22,947	109,687
Outfront Media, Inc.	67,955	663,241
Paramount Group, Inc.	105,046	449,597
#Park Hotels & Resorts, Inc.	138,454	1,596,375
#Pebblebrook Hotel Trust	76,516	912,836
#Phillips Edison & Co., Inc.	78,049	2,755,910
Physicians Realty Trust	157,035	1,705,400
Piedmont Office Realty Trust, Inc., Class A	63,607	331,392
Plymouth Industrial REIT, Inc.	26,111	520,653
Postal Realty Trust, Inc., Class A	12,330	163,249
Prologis, Inc.	596,249	60,072,087
Public Storage	102,071	24,365,368
Realty Income Corp.	461,224	21,852,793
Regency Centers Corp.	102,532	6,178,578
Retail Opportunity Investments Corp.	82,980	974,185
Rexford Industrial Realty, Inc.	139,646	6,038,293
RLJ Lodging Trust	103,709	974,865
RPT Realty	56,122	605,556
Ryman Hospitality Properties, Inc.	36,801	3,150,166
Sabra Health Care REIT, Inc.	158,538	2,162,458
Saul Centers, Inc.	8,672	301,525
SBA Communications Corp.	69,890	14,581,151

2

DIMENSIONAL US REAL ESTATE ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
Service Properties Trust	110,172	$798,747
Simon Property Group, Inc.	212,026	23,299,537
SITE Centers Corp.	124,287	1,449,186
#SL Green Realty Corp.	42,067	1,232,142
*Sotherly Hotels, Inc.	26	40
Spirit Realty Capital, Inc.	95,563	3,439,312
#STAG Industrial, Inc.	113,732	3,778,177
Summit Hotel Properties, Inc.	70,381	396,949
Sun Communities, Inc.	81,101	9,021,675
Sunstone Hotel Investors, Inc.	128,896	1,198,733
#Tanger Factory Outlet Centers, Inc.	68,218	1,538,316
Terreno Realty Corp.	56,455	3,007,922
UDR, Inc.	215,355	6,850,443
UMH Properties, Inc.	42,638	588,831
Uniti Group, Inc.	161,836	744,446
Universal Health Realty Income Trust	8,345	320,782
Urban Edge Properties	74,695	1,184,663
Ventas, Inc.	260,265	11,050,852
Veris Residential, Inc.	13,960	186,924
VICI Properties, Inc.	660,978	18,441,286
#Vornado Realty Trust	104,160	1,999,872
#Welltower, Inc.	338,101	28,268,625
Whitestone REIT	29,822	296,729
WP Carey, Inc.	138,489	7,429,935
Xenia Hotels & Resorts, Inc.	72,304	840,896

TOTAL REAL ESTATE		667,820,511

TOTAL COMMON STOCKS		667,820,511

TOTAL INVESTMENT SECURITIES — (94.7%) (Cost $776,582,050)		667,820,511

SECURITIES LENDING COLLATERAL — (5.3%)
@§The DFA Short Term Investment Fund	3,213,907	37,175,280

TOTAL INVESTMENTS — (100.0%) (Cost $813,757,330)		$704,995,791

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

3

DIMENSIONAL US SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (93.2%)
COMMUNICATION SERVICES — (2.9%)
*Advantage Solutions, Inc.	1,752	$4,030
*AMC Networks, Inc., Class A	60,963	719,363
#*Angi, Inc.	83,337	134,172
ATN International, Inc.	31,000	959,450
*Bandwidth, Inc., Class A	24,929	264,497
*Boston Omaha Corp., Class A	47,621	677,647
*Bumble, Inc., Class A	102,806	1,381,713
Cable One, Inc.	3,414	1,877,256
*Consolidated Communications Holdings, Inc.	44,317	184,802
*Cumulus Media, Inc., Class A	35,149	158,522
*Daily Journal Corp.	30	8,727
*DHI Group, Inc.	26,545	72,733
#*DISH Network Corp., Class A	220,371	1,079,818
*EchoStar Corp., Class A	76,173	1,055,758
Entravision Communications Corp., Class A	81,151	290,521
*EW Scripps Co. (The), Class A	109,581	599,408
#*Frontier Communications Parent, Inc.	292,174	5,235,758
*Gaia, Inc.	13,395	36,166
*Gannett Co., Inc.	210,049	491,515
Gray Television, Inc.	152,849	996,575
*iHeartMedia, Inc., Class A	21,708	51,014
*Integral Ad Science Holding Corp.	21,432	246,039
John Wiley & Sons, Inc., Class A	72,851	2,205,200
*Liberty Latin America, Ltd., Class A	57,401	392,049
*Liberty Latin America, Ltd., Class C	387,511	2,654,450
*Lions Gate Entertainment Corp., Class A	10,738	84,401
*Lions Gate Entertainment Corp., Class B	93,195	695,235
*Madison Square Garden Entertainment Corp.	58,470	1,782,166
*Magnite, Inc.	271,716	1,804,194
#Marcus Corp. (The)	75,671	1,175,927
Nexstar Media Group, Inc.	14,547	2,037,744
*Playstudios, Inc.	44,637	126,323
*QuinStreet, Inc.	14,859	168,055
Saga Communications, Inc., Class A	5,826	113,024
#Scholastic Corp.	77,761	2,869,381
Shenandoah Telecommunications Co.	52,866	1,250,809
#Sinclair, Inc.	83,931	912,330
#*Sphere Entertainment Co.	65,153	2,144,185
TEGNA, Inc.	374,264	5,430,571
Telephone and Data Systems, Inc.	225,175	4,095,933
*Thryv Holdings, Inc.	60,883	1,061,191
#*United States Cellular Corp.	80,090	3,366,183
*Urban One, Inc.	9,802	53,225
*Urban One, Inc.	9,977	52,978
*Vimeo, Inc.	61,954	190,818
*WideOpenWest, Inc.	67,063	472,123
*Ziff Davis, Inc.	83,229	5,032,025

TOTAL COMMUNICATION SERVICES		56,696,004

CONSUMER DISCRETIONARY — (14.0%)
*1-800-Flowers.com, Inc., Class A	45,590	342,381
Aaron’s Co., Inc. (The)	65,899	488,312
*Abercrombie & Fitch Co.	48,837	2,970,266
Academy Sports & Outdoors, Inc.	20,048	898,952

1

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
#*Adient PLC	193,932	$6,533,569
#ADT, Inc.	627,307	3,550,558
*Adtalem Global Education, Inc.	95,006	4,921,311
AMCON Distributing Co.	23	4,508
*American Axle & Manufacturing Holdings, Inc.	233,335	1,575,011
American Eagle Outfitters, Inc.	354,740	6,197,308
*American Outdoor Brands, Inc.	21,166	187,954
*America’s Car-Mart, Inc.	197	13,195
#*AMMO, Inc.	48,610	141,455
*Asbury Automotive Group, Inc.	32,272	6,175,893
*Bally’s Corp.	12,927	117,894
*Barnes & Noble Education, Inc.	572	583
Bassett Furniture Industries, Inc.	16,846	259,260
*Beazer Homes USA, Inc.	12,249	296,303
*Biglari Holdings, Inc., Class A	46	33,799
*Biglari Holdings, Inc., Class B	977	144,371
*BJ’s Restaurants, Inc.	31,576	812,135
Caleres, Inc.	27,239	696,774
*Carrols Restaurant Group, Inc.	50,292	289,179
Cato Corp. (The), Class A	39,495	281,599
Century Communities, Inc.	84,244	5,181,006
*Chegg, Inc.	61,200	460,836
*Chico’s FAS, Inc.	2,478	18,535
*Children’s Place, Inc. (The)	992	27,151
*Chuy’s Holdings, Inc.	1,762	59,309
*Citi Trends, Inc.	20,689	498,605
*Conn’s, Inc.	19,848	58,552
*Container Store Group, Inc. (The)	5,781	10,695
*Cooper-Standard Holdings, Inc.	15,338	190,498
Crown Crafts, Inc.	876	3,688
*Culp, Inc.	1,206	6,597
Dana, Inc.	315,994	3,627,611
#Designer Brands, Inc., Class A	19,574	197,893
*Destination XL Group, Inc.	60,603	252,108
*Duluth Holdings, Inc., Class B	8,238	41,437
*El Pollo Loco Holdings, Inc.	64,883	541,773
Escalade, Inc.	944	16,086
#Ethan Allen Interiors, Inc.	79,748	2,094,182
Flanigan’s Enterprises, Inc.	168	4,771
Flexsteel Industries, Inc.	5,138	99,215
#Foot Locker, Inc.	177,254	3,720,561
#Gap, Inc. (The)	602,211	7,708,301
*Genesco, Inc.	24,948	683,825
*G-III Apparel Group, Ltd.	63,149	1,613,457
#*Goodyear Tire & Rubber Co. (The)	608,410	7,240,079
*GoPro, Inc., Class A	170,227	427,270
Graham Holdings Co., Class B	9,473	5,482,215
*Green Brick Partners, Inc.	23,914	925,472
Group 1 Automotive, Inc.	35,575	8,976,640
#Guess?, Inc.	41,961	902,162
Harley-Davidson, Inc.	222,480	5,973,588
Haverty Furniture Cos., Inc.	43,652	1,137,135
*Helen of Troy, Ltd.	24,152	2,374,625
Hibbett, Inc.	21,142	974,012
*Holley, Inc.	1,905	8,096
Hooker Furnishings Corp.	23,228	388,372
*Hovnanian Enterprises, Inc., Class A	2,956	205,383
*iRobot Corp.	549	18,079

2

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*JAKKS Pacific, Inc.	22,987	$385,492
Jerash Holdings US, Inc.	1,821	5,700
Johnson Outdoors, Inc., Class A	20,026	952,236
KB Home	42,220	1,866,124
#Kohl’s Corp.	225,535	5,085,814
#Krispy Kreme, Inc.	14,051	181,679
Lakeland Industries, Inc.	16,111	235,382
*Lands’ End, Inc.	44,777	281,200
*Landsea Homes Corp.	48,815	363,184
*Latham Group, Inc.	118,187	270,648
Laureate Education, Inc.	169,676	2,399,219
La-Z-Boy, Inc.	92,931	2,717,302
LCI Industries	30,669	3,327,280
*Legacy Housing Corp.	21,110	390,746
Leggett & Platt, Inc.	7,390	173,148
#*LGI Homes, Inc.	54,815	5,180,566
#*Life Time Group Holdings, Inc.	277,942	3,285,274
Lifetime Brands, Inc.	44,476	237,502
*Lincoln Educational Services Corp.	27,728	237,074
Lithia Motors, Inc.	20,747	5,025,131
*Live Ventures, Inc.	663	18,358
#*LL Flooring Holdings, Inc.	16,323	52,887
#*Lovesac Co. (The)	18,838	310,073
#Macy’s, Inc.	404,013	4,920,878
*Malibu Boats, Inc., Class A	32,232	1,405,960
*MarineMax, Inc.	7,264	198,888
Marriott Vacations Worldwide Corp.	61,127	5,492,872
MDC Holdings, Inc.	175,049	6,643,110
*Modine Manufacturing Co.	23,472	927,144
*Mohawk Industries, Inc.	119,695	9,621,084
Monro, Inc.	48,945	1,214,815
*Motorcar Parts of America, Inc.	44,559	321,716
Movado Group, Inc.	39,280	1,094,341
#*National Vision Holdings, Inc.	88,010	1,367,675
Newell Brands, Inc.	647,502	4,351,213
*ODP Corp. (The)	104,162	4,678,957
#*OneWater Marine, Inc.	19,035	430,762
*Overstock.com, Inc.	52,196	814,258
Patrick Industries, Inc.	44,582	3,350,337
*Penn Entertainment, Inc.	1,650	32,555
Perdoceo Education Corp.	142,623	2,580,050
#*Petco Health & Wellness Co., Inc.	331,043	1,145,409
*Playa Hotels & Resorts NV	267,860	1,936,628
PVH Corp.	132,441	9,846,988
Rocky Brands, Inc.	15,556	191,028
#Shoe Carnival, Inc.	80,916	1,851,358
Signet Jewelers, Ltd.	37,593	2,625,119
*Skechers USA, Inc., Class A	93,402	4,503,844
Smith & Wesson Brands, Inc.	81,515	1,200,716
*Solo Brands, Inc., Class A	50,622	194,895
#Sonic Automotive, Inc., Class A	62,022	2,967,753
*Sportsman’s Warehouse Holdings, Inc.	73,501	374,120
Standard Motor Products, Inc.	39,000	1,362,270
*Stoneridge, Inc.	34,499	561,299
Strategic Education, Inc.	53,908	4,437,167
*Strattec Security Corp.	9,162	208,436
*Stride, Inc.	69,121	3,800,273
Superior Group of Cos., Inc.	1,043	8,344

3

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*Taylor Morrison Home Corp.	256,466	$9,827,777
#Thor Industries, Inc.	112,682	9,908,128
*Tile Shop Holdings, Inc.	62,739	344,437
*Tilly’s, Inc., Class A	44,769	362,629
Toll Brothers, Inc.	40,997	2,898,898
#*Topgolf Callaway Brands Corp.	375,628	4,590,174
*Tri Pointe Homes, Inc.	271,286	6,798,427
*Under Armour, Inc., Class A	295,497	2,024,154
#*Under Armour, Inc., Class C	368,762	2,371,140
*Unifi, Inc.	16,871	113,373
*Universal Technical Institute, Inc.	41,813	365,027
Upbound Group, Inc.	1,262	32,888
*Urban Outfitters, Inc.	216,478	7,494,468
*Vera Bradley, Inc.	30,295	221,759
*Vista Outdoor, Inc.	120,649	3,030,703
#*VOXX International Corp.	1,506	13,810
Weyco Group, Inc.	7,223	208,889
Winnebago Industries, Inc.	67,854	3,932,139
*Zumiez, Inc.	62,676	1,029,767

TOTAL CONSUMER DISCRETIONARY		274,295,258

CONSUMER STAPLES — (4.0%)
Alico, Inc.	12,448	304,229
Andersons, Inc. (The)	77,889	3,904,576
#Cal-Maine Foods, Inc.	73,393	3,325,437
*Central Garden & Pet Co.	23,176	1,011,169
*Central Garden & Pet Co., Class A	88,852	3,526,536
*Chefs’ Warehouse, Inc. (The)	6,877	130,869
*Darling Ingredients, Inc.	30,672	1,358,463
*Duckhorn Portfolio, Inc. (The)	176,901	1,845,077
Edgewell Personal Care Co.	129,820	4,530,718
Fresh Del Monte Produce, Inc.	136,481	3,412,025
*Hain Celestial Group, Inc. (The)	68,330	755,046
*Hostess Brands, Inc.	178,146	5,950,076
Ingles Markets, Inc., Class A	30,233	2,425,291
Ingredion, Inc.	100,217	9,378,307
Lifevantage Corp.	3,935	29,552
*Lifeway Foods, Inc.	583	6,221
#Limoneira Co.	2,233	31,910
#*Mission Produce, Inc.	70,514	663,537
*Natural Alternatives International, Inc.	107	647
Natural Grocers by Vitamin Cottage, Inc.	36,315	456,480
*Nature’s Sunshine Products, Inc.	3,806	68,127
Nu Skin Enterprises, Inc., Class A	26,513	503,482
Oil-Dri Corp. of America	3,400	194,752
*Pilgrim’s Pride Corp.	159,580	4,069,290
#*Post Holdings, Inc.	106,153	8,521,963
PriceSmart, Inc.	2,404	150,226
Seaboard Corp.	1,552	5,442,786
*Seneca Foods Corp., Class A	3,180	173,787
SpartanNash Co.	107,333	2,413,919
*TreeHouse Foods, Inc.	119,719	4,991,085
*United Natural Foods, Inc.	108,347	1,579,699
Universal Corp.	74,609	3,357,405
Village Super Market, Inc., Class A	25,078	613,659
#Weis Markets, Inc.	56,013	3,646,446
*Whole Earth Brands, Inc.	4,556	16,128

4

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
*Willamette Valley Vineyards, Inc.	1,849	$9,800

TOTAL CONSUMER STAPLES		78,798,720

ENERGY — (11.3%)
Adams Resources & Energy, Inc.	482	15,347
*Amplify Energy Corp.	42,055	292,282
Antero Midstream Corp.	134,243	1,656,559
*Antero Resources Corp.	42,033	1,237,452
Archrock, Inc.	226,865	2,874,380
Ardmore Shipping Corp.	77,831	1,034,374
Berry Corp.	145,551	1,215,351
*Bristow Group, Inc.	52,843	1,381,316
California Resources Corp.	127,224	6,690,710
#*Callon Petroleum Co.	101,993	3,809,439
#Chesapeake Energy Corp.	109	9,383
Chord Energy Corp.	4,996	825,939
Civitas Resources, Inc.	73,533	5,546,594
#*Clean Energy Fuels Corp.	428,135	1,494,191
#*CNX Resources Corp.	379,731	8,247,757
#Comstock Resources, Inc.	435,779	5,490,815
CONSOL Energy, Inc.	64,627	5,938,575
Delek US Holdings, Inc.	122,307	3,222,789
DHT Holdings, Inc.	470,683	5,233,995
*DMC Global, Inc.	22,406	424,594
#Dorian LPG, Ltd.	83,005	2,653,670
*Dril-Quip, Inc.	67,354	1,458,888
DT Midstream, Inc.	171,680	9,265,570
#Earthstone Energy, Inc., Class A	84,024	1,778,788
Energy Services of America Corp.	19,394	91,734
Epsilon Energy, Ltd.	19,657	112,241
*Expro Group Holdings NV	87,615	1,379,936
*Forum Energy Technologies, Inc.	8,935	194,515
*Geospace Technologies Corp.	15,904	190,689
*Green Plains, Inc.	9,654	283,635
*Gulfport Energy Corp.	30,230	3,736,730
*Hallador Energy Co.	71,253	996,117
*Helix Energy Solutions Group, Inc.	328,293	3,217,271
Helmerich & Payne, Inc.	200,627	7,938,810
#HighPeak Energy, Inc.	2,632	46,613
International Seaways, Inc.	109,032	5,243,349
Liberty Energy, Inc.	324,402	6,390,719
*Mammoth Energy Services, Inc.	26,500	107,325
Matador Resources Co.	55,249	3,408,311
Murphy Oil Corp.	283,273	12,710,460
*Nabors Industries, Ltd.	339	33,100
NACCO Industries, Inc., Class A	6,894	238,188
*Natural Gas Services Group, Inc.	26,803	393,468
*NCS Multistage Holdings, Inc.	344	4,685
*Newpark Resources, Inc.	160,355	1,109,657
Noble Corp. PLC	6,625	309,321
Nordic American Tankers, Ltd.	347,803	1,596,416
NOV, Inc.	251,168	5,013,313
*Oil States International, Inc.	117,024	849,594
*Overseas Shipholding Group, Inc., Class A	122,815	600,565
*Par Pacific Holdings, Inc.	33,402	1,096,254
Patterson-UTI Energy, Inc.	327,246	4,156,024
PBF Energy, Inc., Class A	252,670	12,009,405
Peabody Energy Corp.	280,754	6,622,987
#Permian Resources Corp.	137,512	2,003,550

5

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
PHX Minerals, Inc.	69,365	$240,003
#*PrimeEnergy Resources Corp.	744	79,549
*Profire Energy, Inc.	9,831	18,187
*ProPetro Holding Corp.	226,905	2,377,964
Range Resources Corp.	45,731	1,638,999
#Ranger Energy Services, Inc.	32,027	371,833
*REX American Resources Corp.	31,826	1,209,706
#RPC, Inc.	319,699	2,659,896
SandRidge Energy, Inc.	2,395	37,961
Scorpio Tankers, Inc.	116,346	6,532,828
*SEACOR Marine Holdings, Inc.	13,353	185,073
*Seadrill, Ltd.	32,936	1,301,631
Select Water Solutions, Inc.	192,530	1,432,423
SFL Corp., Ltd.	263,364	2,860,133
*SilverBow Resources, Inc.	30,045	1,024,535
#Sitio Royalties Corp., Class A	181	4,474
SM Energy Co.	191,195	7,708,982
Solaris Oilfield Infrastructure, Inc., Class A	23,126	213,684
*Southwestern Energy Co.	1,190,565	8,488,728
*Stabilis Solutions, Inc.	500	2,425
*Talos Energy, Inc.	226,670	3,513,385
TechnipFMC PLC	267,827	5,763,637
*Teekay Corp.	156,899	1,103,000
Teekay Tankers, Ltd., Class A	53,830	2,675,351
*TOP Ships, Inc.	3,844	24,678
#*Transocean, Ltd.	1,499,370	9,925,829
*US Silica Holdings, Inc.	157,397	1,899,782
*Vital Energy, Inc.	10,333	517,063
World Kinect Corp.	153,162	2,833,497

TOTAL ENERGY		220,528,976

FINANCIALS — (23.6%)
1st Source Corp.	5,762	262,862
*Acacia Research Corp.	33,222	119,267
ACNB Corp.	1,878	64,622
*Affinity Bancshares, Inc.	455	6,757
Alerus Financial Corp.	500	8,655
Ally Financial, Inc.	17,276	417,906
Amalgamated Financial Corp.	36,598	667,548
*Ambac Financial Group, Inc.	73,531	891,931
Amerant Bancorp, Inc.	37,806	689,203
American Equity Investment Life Holding Co.	59,759	3,164,837
American National Bankshares, Inc.	4,875	186,030
Ameris BanCorp	148,643	5,544,384
AmeriServ Financial, Inc.	13,222	33,716
#Ames National Corp.	340	5,753
Argo Group International Holdings, Ltd.	14,444	431,009
Associated Banc-Corp.	374,056	6,063,448
Associated Capital Group, Inc., Class A	1,289	43,362
Assured Guaranty, Ltd.	129,874	8,104,138
#Atlantic Union Bankshares Corp.	189,963	5,472,834
*Atlanticus Holdings Corp.	1,625	47,547
Axis Capital Holdings, Ltd.	105,028	5,997,099
*Axos Financial, Inc.	15,630	563,149
#Banc of California, Inc.	89,759	1,006,198
Bank of Marin BanCorp	18,433	309,674
Bank of the James Financial Group, Inc.	37	356
Bank OZK	269,166	9,638,834
BankFinancial Corp.	21,467	180,323

6

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
BankUnited, Inc.	155,791	$3,397,802
Bankwell Financial Group, Inc.	2,201	53,858
Banner Corp.	71,626	3,023,333
Bar Harbor Bankshares	20,275	507,281
BayCom Corp.	14,705	291,159
BCB BanCorp, Inc.	30,879	317,436
Berkshire Hills BanCorp, Inc.	82,868	1,625,041
*Blue Foundry BanCorp	20,914	157,901
Blue Ridge Bankshares, Inc.	1,398	4,404
BOK Financial Corp.	19,059	1,248,746
#Bread Financial Holdings, Inc.	103,542	2,798,740
*Bridgewater Bancshares, Inc.	1,671	16,092
*Brighthouse Financial, Inc.	106,859	4,840,713
Brookline BanCorp, Inc.	161,512	1,314,708
Business First Bancshares, Inc.	32,341	631,943
Byline BanCorp, Inc.	43,432	823,905
C&F Financial Corp.	391	20,590
#Cadence Bank	341,887	7,241,167
*California BanCorp	35	716
#Cambridge BanCorp	11,722	629,589
Camden National Corp.	17,788	518,698
*Cannae Holdings, Inc.	15,729	257,169
Capital City Bank Group, Inc.	1,342	38,341
Capitol Federal Financial, Inc.	235,640	1,225,328
Capstar Financial Holdings, Inc.	7,434	112,848
*Carter Bankshares, Inc.	21,508	242,180
Cass Information Systems, Inc.	1,450	54,825
Cathay General BanCorp	153,535	5,206,372
CB Financial Services, Inc.	453	9,567
Central Pacific Financial Corp.	39,505	623,389
Central Valley Community Bancorp	671	10,582
CF Bankshares, Inc.	17	259
Chemung Financial Corp.	25	1,032
ChoiceOne Financial Services, Inc.	4	75
Citizens Community BanCorp, Inc.	1,882	16,599
Civista Bancshares, Inc.	25,302	368,903
CNB Financial Corp.	18,471	335,803
Codorus Valley BanCorp, Inc.	1,776	34,845
Colony Bankcorp, Inc.	2,457	24,447
Columbia Banking System, Inc.	143,403	2,820,737
Comerica, Inc.	69,243	2,728,174
Community Trust BanCorp, Inc.	30,396	1,141,674
Community West Bancshares	1,230	15,510
ConnectOne BanCorp, Inc.	77,004	1,254,395
#*Consumer Portfolio Services, Inc.	264	2,442
*CrossFirst Bankshares, Inc.	41,727	441,472
*Customers BanCorp, Inc.	59,437	2,389,962
Dime Community Bancshares, Inc.	72,958	1,341,698
Donegal Group, Inc., Class A	51,744	730,625
Eagle BanCorp Montana, Inc.	631	7,376
Eagle BanCorp, Inc.	50,709	987,811
East West Bancorp, Inc.	4,466	239,467
Eastern Bankshares, Inc.	325,454	3,583,249
Employers Holdings, Inc.	34,472	1,309,936
Enact Holdings, Inc.	84,828	2,337,860
*Encore Capital Group, Inc.	63,093	2,377,344
*Enova International, Inc.	14,874	593,175
*Enstar Group, Ltd.	19,304	4,574,469

7

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Enterprise BanCorp, Inc.	198	$5,209
Enterprise Financial Services Corp.	77,746	2,703,228
Equity Bancshares, Inc., Class A	11,625	281,325
Essent Group, Ltd.	155,776	7,358,858
#*EZCORP, Inc., Class A	156,040	1,279,528
Farmers National Banc Corp.	1,347	15,208
FB Financial Corp.	39,213	1,151,686
*FFBW, Inc.	15	166
Financial Institutions, Inc.	34,367	544,373
First American Financial Corp.	76,532	3,936,806
First BanCorp	69,157	923,246
First Bancorp/Southern Pines NC	62,351	1,809,426
First Bancshares, Inc. (The)	41,132	996,217
First Bank	10,021	110,832
First Busey Corp.	119,399	2,371,264
First Business Financial Services, Inc.	9,598	294,659
First Capital, Inc.	5	120
First Commonwealth Financial Corp.	71,535	871,296
First Community Bankshares, Inc.	9,063	295,907
First Community Corp.	12	212
First Financial BanCorp	224,889	4,160,446
First Financial Corp.	17,841	613,909
#First Hawaiian, Inc.	234,872	4,211,255
First Horizon Corp.	418,994	4,504,185
First Internet BanCorp	14,432	236,252
First Interstate BancSystem, Inc., Class A	182,208	4,203,539
First Merchants Corp.	115,714	3,160,149
First Mid Bancshares, Inc.	13,768	376,142
First of Long Island Corp. (The)	22,658	243,347
First Savings Financial Group, Inc.	10	148
First United Corp.	7,673	125,684
First US Bancshares, Inc.	244	2,097
*First Western Financial, Inc.	469	6,271
Flushing Financial Corp.	61,312	756,590
FNB Corp.	867,047	9,268,732
FNCB Bancorp, Inc.	151	852
Franklin Financial Services Corp.	271	8,672
FS BanCorp, Inc.	3,216	92,846
Fulton Financial Corp.	393,148	5,106,993
#*FVCBankCorp, Inc.	1,441	15,736
*Genworth Financial, Inc.	1,129,422	6,765,238
Great Southern BanCorp, Inc.	2,954	146,873
*Green Dot Corp., Class A	95,125	1,063,497
*Greenlight Capital Re, Ltd., Class A	56,678	631,960
Guaranty Bancshares, Inc.	591	16,861
Hancock Whitney Corp.	175,102	6,028,762
Hanmi Financial Corp.	54,133	794,672
HarborOne BanCorp, Inc.	68,922	678,192
Hawthorn Bancshares, Inc.	8	140
Heartland Financial USA, Inc.	87,398	2,394,705
Hennessy Advisors, Inc.	243	1,604
Heritage Commerce Corp.	97,738	799,497
Heritage Financial Corp.	58,100	945,287
*Heritage Insurance Holdings, Inc.	34,474	203,741
#Hingham Institution For Savings (The)	42	6,240
HMN Financial, Inc.	39	710
Home BanCorp, Inc.	10,663	365,421
HomeStreet, Inc.	42,583	205,676

8

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
HomeTrust Bancshares, Inc.	14,951	$308,140
Hope BanCorp, Inc.	237,816	2,083,268
Horace Mann Educators Corp.	42,112	1,336,214
Horizon BanCorp, Inc.	65,284	619,545
IF BanCorp, Inc.	43	602
Independent Bank Corp.	82,426	4,022,389
Independent Bank Corp.	26,784	534,341
Independent Bank Group, Inc.	83,900	2,965,865
International Bancshares Corp.	39,741	1,741,848
Invesco, Ltd.	498,051	6,459,721
Investar Holding Corp.	103	976
Investors Title Co.	161	23,153
Jackson Financial, Inc., Class A	171,968	6,312,945
James River Group Holdings, Ltd.	4,789	65,849
Janus Henderson Group PLC	306,706	7,075,707
Jefferies Financial Group, Inc.	53,123	1,709,498
Kearny Financial Corp.	180,793	1,254,703
Kemper Corp.	37,365	1,490,116
Kentucky First Federal BanCorp	2	9
Lake Shore BanCorp, Inc.	11	108
Lakeland BanCorp, Inc.	12,203	137,650
Landmark BanCorp, Inc.	37	618
#LCNB Corp.	803	11,234
*LendingClub Corp.	182,669	948,052
Luther Burbank Corp.	16,384	133,366
Macatawa Bank Corp.	26	237
Magyar Bancorp, Inc.	422	3,798
#*Maiden Holdings, Ltd.	66	108
MainStreet Bancshares, Inc.	802	15,463
Mercantile Bank Corp.	36,732	1,209,952
Merchants BanCorp	8,275	247,340
Mercury General Corp.	3,532	109,068
Meridian Corp.	3,094	30,940
*Metropolitan Bank Holding Corp.	2,981	96,614
MGIC Investment Corp.	609,717	10,267,634
Mid Penn BanCorp, Inc.	14,982	285,557
Middlefield Banc Corp.	864	22,032
Midland States BanCorp, Inc.	43,695	953,425
MidWestOne Financial Group, Inc.	15,434	307,445
MVB Financial Corp.	396	7,781
National Bank Holdings Corp., Class A	15,951	497,352
National Western Life Group, Inc., Class A	7,599	3,639,161
Navient Corp.	259,615	4,130,475
NBT BanCorp, Inc.	1,212	40,566
Nelnet, Inc., Class A	49,388	4,188,596
New York Community BanCorp, Inc.	627,426	5,947,998
Nicolet Bankshares, Inc.	8,081	588,458
*NMI Holdings, Inc., Class A	102,968	2,816,175
Northeast Bank	4,601	219,652
Northeast Community Bancorp, Inc.	93	1,417
Northfield BanCorp, Inc.	103,791	892,603
Northrim BanCorp, Inc.	5,098	212,638
#Northwest Bancshares, Inc.	299,574	3,121,561
Norwood Financial Corp.	34	871
OceanFirst Financial Corp.	110,644	1,400,753
*Ocwen Financial Corp.	5,308	127,604
OFG BanCorp	101,986	3,020,825
Ohio Valley Banc Corp.	17	406

9

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Old National Bancorp	587,501	$8,048,764
OP Bancorp	7,834	66,197
*Oportun Financial Corp.	7,907	46,256
Oppenheimer Holdings, Inc., Class A	38	1,333
*OptimumBank Holdings, Inc.	1,341	4,238
Origin BanCorp, Inc.	47,783	1,413,899
Orrstown Financial Services, Inc.	8,681	183,256
Pacific Premier BanCorp, Inc.	200,346	3,806,574
PacWest BanCorp	212,087	1,501,576
Parke BanCorp, Inc.	8,151	137,263
Pathfinder Bancorp, Inc.	170	2,179
*Patriot National BanCorp, Inc.	44	261
*Paysafe, Ltd.	19,574	190,259
PCB Bancorp	7,020	107,968
Peapack-Gladstone Financial Corp.	31,481	735,711
Penns Woods Bancorp, Inc.	3,676	77,490
PennyMac Financial Services, Inc.	104,909	7,049,885
Peoples BanCorp of North Carolina, Inc.	138	3,105
Peoples BanCorp, Inc.	72,563	2,001,288
Peoples Financial Services Corp.	3,167	124,178
Pinnacle Financial Partners, Inc.	121,997	7,607,733
Popular, Inc.	146,970	9,558,929
*PRA Group, Inc.	38,847	478,207
Preferred Bank	487	29,011
Premier Financial Corp.	88,459	1,534,764
Primis Financial Corp.	25,050	234,468
Princeton BanCorp, Inc.	718	21,540
ProAssurance Corp.	102,444	1,741,548
Prosperity Bancshares, Inc.	135,707	7,401,460
*Provident Bancorp, Inc.	460	4,462
Provident Financial Holdings, Inc.	1,636	19,550
Provident Financial Services, Inc.	155,681	2,187,318
QCR Holdings, Inc.	31,643	1,501,460
Radian Group, Inc.	42,608	1,079,687
RBB Bancorp	14,600	168,922
Red River Bancshares, Inc.	6	279
Regional Management Corp.	26,863	667,814
Reinsurance Group of America, Inc.	306	45,738
Renasant Corp.	126,313	3,080,774
#*Repay Holdings Corp.	161,121	965,115
Republic BanCorp, Inc., Class A	22,099	976,555
*Rhinebeck Bancorp, Inc.	6	38
Richmond Mutual BanCorp, Inc.	66	647
Riverview BanCorp, Inc.	40,201	215,075
S&T BanCorp, Inc.	79,975	2,060,156
Sandy Spring BanCorp, Inc.	86,592	1,770,806
SB Financial Group, Inc.	2,443	34,129
Seacoast Banking Corp. of Florida	141,657	2,862,888
*Security National Financial Corp., Class A	1,738	12,010
Shore Bancshares, Inc.	38,925	399,371
Sierra BanCorp	44,474	782,742
Simmons First National Corp., Class A	273,665	3,888,780
*SiriusPoint, Ltd.	203,061	2,000,151
SmartFinancial, Inc.	12,845	267,818
South Plains Financial, Inc.	1,701	45,621
*Southern First Bancshares, Inc.	1,873	50,571
Southern Missouri BanCorp, Inc.	373	15,088
SouthState Corp.	111,264	7,354,550

10

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Stellar Bancorp, Inc.	11,971	$260,250
*Sterling BanCorp, Inc.	9,462	52,419
Stewart Information Services Corp.	56,047	2,447,572
Stifel Financial Corp.	5,774	329,118
Summit Financial Group, Inc.	6,055	130,183
Summit State Bank	4	51
Synovus Financial Corp.	227,179	5,922,557
Territorial BanCorp, Inc.	9,588	74,019
*Texas Capital Bancshares, Inc.	108,988	6,000,879
*Third Coast Bancshares, Inc.	4,046	62,753
Timberland BanCorp, Inc.	10,704	301,746
Tiptree, Inc.	10,597	160,121
Towne Bank/Portsmouth VA	149,995	3,590,880
TriCo Bancshares	25,223	815,964
TrustCo Bank Corp.	32,261	823,623
Trustmark Corp.	125,324	2,520,266
UMB Financial Corp.	38,166	2,393,772
United Bancshares, Inc.	388	6,701
United Bankshares, Inc.	263,495	7,493,798
United Community Banks, Inc.	136,342	3,011,795
United Fire Group, Inc.	38,716	779,740
United Security Bancshares/Fresno CA	28,272	219,673
Unity BanCorp, Inc.	4,293	103,290
Univest Financial Corp.	54,812	913,168
US Global Investors, Inc., Class A	543	1,499
#Valley National BanCorp	1,055,852	8,214,529
Veritex Holdings, Inc.	105,778	1,821,497
Virginia National Bankshares Corp.	38	1,168
Voya Financial, Inc.	18,554	1,238,851
WaFd, Inc.	140,755	3,473,833
Washington Trust BanCorp, Inc.	25,940	601,549
Waterstone Financial, Inc.	44,350	478,980
#Webster Financial Corp.	102,722	3,900,354
WesBanco, Inc.	122,653	2,991,507
Western Alliance Bancorp	152,211	6,255,872
Western New England Bancorp, Inc.	38,371	275,120
Westwood Holdings Group, Inc.	1,482	13,471
White Mountains Insurance Group, Ltd.	4,157	5,947,628
Wintrust Financial Corp.	114,730	8,569,184
WSFS Financial Corp.	129,072	4,569,149
Zions BanCorp NA	132,950	4,101,507

TOTAL FINANCIALS		460,995,604

HEALTH CARE — (4.7%)
*Acadia Healthcare Co., Inc.	26,726	1,964,628
*AdaptHealth Corp.	144,338	1,057,998
*Addus HomeCare Corp.	850	67,065
*Agiliti, Inc.	1,266	7,128
*American Shared Hospital Services	666	1,559
*AngioDynamics, Inc.	45,393	281,437
*Anika Therapeutics, Inc.	14,501	282,769
*Arcturus Therapeutics Holdings, Inc.	1,660	31,706
*Arcus Biosciences, Inc.	1,364	21,428
*Avanos Medical, Inc.	91,266	1,675,644
*Azenta, Inc.	96,950	4,406,377
#*Brookdale Senior Living, Inc.	328,124	1,282,965
#Carisma Therapeutics, Inc.	378	1,134
*Catalent, Inc.	5,954	204,758
*Computer Programs and Systems, Inc.	16,880	237,839

11

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Cross Country Healthcare, Inc.	53,128	$1,230,444
#*CryoPort, Inc.	19,407	188,248
*Cullinan Oncology, Inc.	46,623	434,993
#*Definitive Healthcare Corp.	169,673	977,316
*Eagle Pharmaceuticals, Inc.	10,700	146,911
*Elanco Animal Health, Inc.	802,359	7,068,783
*Enhabit, Inc.	46,655	343,847
#*Enovis Corp.	121,127	5,559,729
*Envista Holdings Corp.	281,930	6,560,511
*FONAR Corp.	12,820	173,711
#*Fulgent Genetics, Inc.	55,087	1,318,783
*Harvard Bioscience, Inc.	3,095	13,587
HealthStream, Inc.	6,414	162,916
*ICU Medical, Inc.	33,147	3,250,395
*Innoviva, Inc.	146,912	1,823,178
*Integer Holdings Corp.	41,066	3,333,327
*Integra LifeSciences Holdings Corp.	27,016	971,495
*Ironwood Pharmaceuticals, Inc.	53,332	478,388
*iTeos Therapeutics, Inc.	6,223	62,603
*Kewaunee Scientific Corp.	6	107
*Ligand Pharmaceuticals, Inc.	25,447	1,330,624
Mesa Laboratories, Inc.	2,450	229,883
National HealthCare Corp.	30,909	2,082,030
#*NeoGenomics, Inc.	45,040	631,461
*OMNIAB Operations, Inc. - Earnout Shares	39,247	178,574
*Omnicell, Inc.	19,659	698,681
*Oncocyte Corp.	3,078	6,987
*OraSure Technologies, Inc.	108,482	559,767
#*Organogenesis Holdings, Inc.	145,213	325,277
*Orthofix Medical, Inc.	8,563	94,536
*Owens & Minor, Inc.	131,048	1,877,918
*Pacira BioSciences, Inc.	3,768	106,484
Patterson Cos., Inc.	3,847	117,180
*Pediatrix Medical Group, Inc.	164,635	1,886,717
Perrigo Co. PLC	294,142	8,130,085
Phibro Animal Health Corp., Class A	20,080	219,274
Premier, Inc., Class A	203,462	3,910,540
*Prestige Consumer Healthcare, Inc.	107,705	6,393,369
*QuidelOrtho Corp.	67,983	4,152,402
*REGENXBIO, Inc.	14,114	181,929
#SIGA Technologies, Inc.	24,215	123,496
*Supernus Pharmaceuticals, Inc.	64,928	1,548,533
#*Surgery Partners, Inc.	43,334	1,002,315
*Tactile Systems Technology, Inc.	26,774	292,372
*Taro Pharmaceutical Industries, Ltd.	7,440	252,662
#*Teladoc Health, Inc.	20,484	338,805
*Vanda Pharmaceuticals, Inc.	66,951	293,245
*Varex Imaging Corp.	75,232	1,357,938
*Veracyte, Inc.	143,938	2,982,395
*Veradigm, Inc.	277,048	3,654,263
*Voyager Therapeutics, Inc.	53,608	352,205
*XOMA Corp.	109	2,055
*Zimvie, Inc.	28,864	203,780
*Zymeworks, Inc.	17,263	121,186

TOTAL HEALTH CARE		91,262,675

INDUSTRIALS — (17.8%)
*AAR Corp.	41,983	2,492,111
ABM Industries, Inc.	163,736	6,441,374

12

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
ACCO Brands Corp.	201,300	$1,018,578
Acme United Corp.	705	23,617
Acuity Brands, Inc.	316	51,182
#*AerSale Corp.	57,626	881,102
Air Lease Corp.	285,076	9,872,182
*Air Transport Services Group, Inc.	151,344	2,961,802
Alamo Group, Inc.	1,985	318,195
*Alaska Air Group, Inc.	212,945	6,735,450
*Alight, Inc., Class A	868,470	5,766,641
Allegiant Travel Co.	39,431	2,626,893
*American Woodmark Corp.	36,181	2,432,449
Apogee Enterprises, Inc.	2,787	119,618
ARC Document Solutions, Inc.	40,734	113,241
ArcBest Corp.	34,678	3,775,741
Arcosa, Inc.	102,824	7,102,054
Argan, Inc.	4,755	217,494
Aris Water Solutions, Inc., Class A	31,250	260,937
*ASGN, Inc.	57,341	4,785,680
Astec Industries, Inc.	47,303	1,894,012
*Asure Software, Inc.	25,894	219,063
AZZ, Inc.	40,495	1,914,199
Barnes Group, Inc.	115,844	2,408,397
*Beacon Roofing Supply, Inc.	53,446	3,803,752
BGSF, Inc.	2,939	27,245
*BlueLinx Holdings, Inc.	19,118	1,359,481
Boise Cascade Co.	89,936	8,431,500
*BrightView Holdings, Inc.	148,671	1,002,043
*Broadwind, Inc.	1,161	3,042
*CACI International, Inc., Class A	3,788	1,230,191
*CBIZ, Inc.	5,162	268,218
*CECO Environmental Corp.	11,148	180,375
Chicago Rivet & Machine Co.	1,140	20,007
Civeo Corp.	2,169	43,380
#*Clarivate PLC	136,323	869,741
Columbus McKinnon Corp.	63,703	1,947,401
*Commercial Vehicle Group, Inc.	32,613	227,313
CompX International, Inc.	2,472	46,523
Concentrix Corp.	22,648	1,726,004
*Concrete Pumping Holdings, Inc.	25,442	178,857
*Conduent, Inc.	148,909	475,020
Costamare, Inc.	187,662	1,694,588
Covenant Logistics Group, Inc.	27,886	1,101,079
*Custom Truck One Source, Inc.	111,258	641,959
Deluxe Corp.	83,930	1,431,006
*Distribution Solutions Group, Inc.	779	23,487
*DLH Holdings Corp.	114	1,560
*Ducommun, Inc.	33,734	1,613,835
Dun & Bradstreet Holdings, Inc.	756,139	6,623,778
*DXP Enterprises, Inc.	33,698	1,098,555
*Dycom Industries, Inc.	423	36,031
#Eagle Bulk Shipping, Inc.	18,710	763,368
Eastern Co. (The)	1,944	31,590
#Encore Wire Corp.	37,940	6,784,810
EnerSys	29,287	2,506,381
Eneti, Inc.	51,128	518,949
Ennis, Inc.	48,400	1,033,824
EnPro Industries, Inc.	33,664	3,738,724
*Enviri Corp.	142,755	819,414

13

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
ESCO Technologies, Inc.	3,875	$376,727
Espey Mfg. & Electronics Corp.	3	48
#EVI Industries, Inc.	352	9,057
First Advantage Corp.	315,641	4,106,489
Flowserve Corp.	4,311	158,300
FTAI Infrastructure, Inc.	21,248	65,019
*Gates Industrial Corp. PLC	555,422	6,065,208
#GATX Corp.	73,067	7,641,347
Genco Shipping & Trading, Ltd.	89,863	1,183,496
*Gencor Industries, Inc.	16,238	230,580
*Gibraltar Industries, Inc.	35,465	2,158,400
*GMS, Inc.	72,887	4,262,432
*Graham Corp.	5,230	81,536
#Granite Construction, Inc.	47,391	1,918,388
*Great Lakes Dredge & Dock Corp.	123,266	936,822
#Greenbrier Cos., Inc. (The)	84,917	2,937,279
*GXO Logistics, Inc.	20,061	1,013,281
*Hayward Holdings, Inc.	163,248	1,714,104
Healthcare Services Group, Inc.	12,232	116,204
Heartland Express, Inc.	118,103	1,377,081
Heidrick & Struggles International, Inc.	38,416	935,045
#*Hertz Global Holdings, Inc.	522,506	4,404,726
Hillenbrand, Inc.	27,601	1,049,666
#*Hillman Solutions Corp.	329,285	2,160,110
*HireRight Holdings Corp.	83,709	770,960
HNI Corp.	41,092	1,425,481
*Hub Group, Inc., Class A	75,347	5,180,106
*Hudson Technologies, Inc.	8,419	108,437
Hurco Cos., Inc.	13,209	264,180
*Huron Consulting Group, Inc.	12,383	1,230,375
Hyster-Yale Materials Handling, Inc.	54	2,161
ICF International, Inc.	7,596	962,641
*IES Holdings, Inc.	2,653	165,096
Insteel Industries, Inc.	33,713	940,930
Interface, Inc.	75,765	673,551
*JELD-WEN Holding, Inc.	95,514	1,082,174
*JetBlue Airways Corp.	667,908	2,511,334
Kaman Corp.	47,103	876,587
Kelly Services, Inc., Class A	88,197	1,574,316
Kennametal, Inc.	166,641	3,851,073
*Kirby Corp.	120,872	9,029,138
Korn Ferry	113,348	5,159,601
*Kratos Defense & Security Solutions, Inc.	146,289	2,494,227
*L.B. Foster Co., Class A	10,696	209,856
*Limbach Holdings, Inc.	21,077	628,095
*LS Starrett Co. (The), Class A	1,127	11,349
LSI Industries, Inc.	10,239	152,356
Luxfer Holdings PLC	25,787	213,258
*Manitowoc Co., Inc. (The)	46,063	589,606
ManpowerGroup, Inc.	95,496	6,681,855
Marten Transport, Ltd.	45,494	799,784
*MasTec, Inc.	24,938	1,482,315
*Masterbrand, Inc.	230,126	2,556,700
Matson, Inc.	80,952	7,046,872
Matthews International Corp., Class A	6,700	237,448
#*Mayville Engineering Co., Inc.	17,771	214,851
McGrath RentCorp.	4,625	465,275
MDU Resources Group, Inc.	268,250	4,992,132

14

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Mercury Systems, Inc.	113,722	$4,091,718
Miller Industries, Inc.	20,776	755,623
MillerKnoll, Inc.	152,178	3,576,183
*Mistras Group, Inc.	38,157	208,719
Moog, Inc., Class A	22,270	2,584,433
*MRC Global, Inc.	95,946	1,008,392
Mueller Industries, Inc.	35,306	1,331,389
National Presto Industries, Inc.	11,603	867,324
NL Industries, Inc.	32	159
*Northwest Pipe Co.	21,763	593,259
*NOW, Inc.	210,601	2,320,823
*OPENLANE, Inc.	234,691	3,151,900
*Orion Group Holdings, Inc.	75,129	360,619
Oshkosh Corp.	88,506	7,764,631
P&F Industries, Inc., Class A	10	127
PAM Transportation Services, Inc.	12,527	216,341
#Pangaea Logistics Solutions, Ltd.	48,553	281,122
Park Aerospace Corp.	2,018	29,624
Park-Ohio Holdings Corp.	16,935	384,086
*Patriot Transportation Holding, Inc.	295	2,266
*Perma-Pipe International Holdings, Inc.	1,059	7,000
*PGT Innovations, Inc.	42,982	1,286,881
Powell Industries, Inc.	13,430	1,029,409
Preformed Line Products Co.	7,697	1,041,789
Primoris Services Corp.	109,754	3,299,205
*Proto Labs, Inc.	5,865	138,473
*Quad/Graphics, Inc.	72,686	355,435
Quanex Building Products Corp.	94,216	2,529,700
*Quest Resource Holding Corp.	2,617	18,973
*Radiant Logistics, Inc.	79,600	466,456
*Resideo Technologies, Inc.	328,896	4,762,414
Resources Connection, Inc.	91,305	1,229,878
REV Group, Inc.	67,462	960,659
Rush Enterprises, Inc., Class A	151,827	5,402,005
Rush Enterprises, Inc., Class B	7,442	300,954
*RXO, Inc.	93,280	1,633,333
Ryder System, Inc.	70,330	6,859,988
Schneider National, Inc., Class B	178,594	4,523,786
Sensata Technologies Holding PLC	211,100	6,729,868
Shyft Group, Inc. (The)	5,013	55,043
*SkyWest, Inc.	117,609	4,959,572
#Spirit Airlines, Inc.	3,107	35,668
Steelcase, Inc., Class A	196,074	2,139,167
*Stericycle, Inc.	145,889	6,016,462
#*Sterling Check Corp.	96,888	1,083,208
*Sun Country Airlines Holdings, Inc.	96,557	1,257,172
#*Sunrun, Inc.	235,710	2,274,601
*TaskUS, Inc., Class A	10,044	93,208
*Taylor Devices, Inc.	207	4,583
Textainer Group Holdings, Ltd.	66,981	3,290,107
*Thermon Group Holdings, Inc.	31,731	846,900
Timken Co. (The)	14,875	1,028,160
*Titan International, Inc.	110,521	1,255,519
*Titan Machinery, Inc.	70,565	1,752,835
#*TPI Composites, Inc.	10,082	23,289
Trinity Industries, Inc.	126,144	2,627,579
*TrueBlue, Inc.	86,837	961,286
TTEC Holdings, Inc.	23,819	490,195

15

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*Tutor Perini Corp.	67,356	$485,637
*Twin Disc, Inc.	8,009	110,044
UFP Industries, Inc.	14,241	1,355,316
*Ultralife Corp.	4,619	34,273
UniFirst Corp.	29,536	4,856,604
Universal Logistics Holdings, Inc.	15,636	349,934
*Virco Mfg. Corp.	5,436	33,105
VSE Corp.	22,021	1,184,730
Wabash National Corp.	4,860	100,553
Werner Enterprises, Inc.	133,982	4,866,226
WESCO International, Inc.	43,833	5,619,391
*Wilhelmina International, Inc.	1,354	5,754
*Willdan Group, Inc.	2,249	39,672
*Willis Lease Finance Corp.	3,245	144,987

TOTAL INDUSTRIALS		347,706,232

INFORMATION TECHNOLOGY — (5.6%)
*ACI Worldwide, Inc.	64,128	1,306,287
*Alpha & Omega Semiconductor, Ltd.	57,646	1,367,363
Amkor Technology, Inc.	500,672	10,444,018
*Amtech Systems, Inc.	23,756	170,212
*Arrow Electronics, Inc.	35,339	4,007,796
*AstroNova, Inc.	502	6,817
*Aviat Networks, Inc.	1,560	41,652
Avnet, Inc.	204,557	9,477,126
*AXT, Inc.	55,355	110,156
Bel Fuse, Inc., Class B	13,378	724,820
Benchmark Electronics, Inc.	100,196	2,425,745
*BK Technologies Corp.	207	2,608
#*Boxlight Corp., Class A	8,343	14,100
*Brightcove, Inc.	3,461	10,660
*Cerence, Inc.	4,408	67,486
*CEVA, Inc.	1,996	34,271
#*Cleanspark, Inc.	224,724	921,368
*Coherent Corp.	154,176	4,563,610
*Cohu, Inc.	103,777	3,127,839
*Computer Task Group, Inc.	3,423	35,531
Comtech Telecommunications Corp.	43,071	525,466
CSP, Inc.	3,728	77,729
*Daktronics, Inc.	50,498	485,791
*Data I/O Corp.	800	2,528
*Digi International, Inc.	20,414	514,025
*Digital Turbine, Inc.	106,365	504,170
*DXC Technology Co.	346,100	6,980,837
#*Eastman Kodak Co.	101,989	379,399
#Ebix, Inc.	48,564	295,755
*Electro-Sensors, Inc.	297	1,143
*ePlus, Inc.	29,444	1,840,250
*Franklin Wireless Corp.	800	2,360
*Ichor Holdings, Ltd.	56,163	1,362,514
Immersion Corp.	33,462	213,822
*inTEST Corp.	12,402	160,358
IPG Photonics Corp.	33,522	2,879,540
*Iteris, Inc.	53,623	237,014
*Key Tronic Corp.	21,422	81,618
*Kimball Electronics, Inc.	63,255	1,657,281
*Knowles Corp.	32,180	418,018
Kulicke & Soffa Industries, Inc.	12,955	539,058
*KVH Industries, Inc.	27,099	126,823

16

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Kyndryl Holdings, Inc.	420,220	$6,147,819
*LGL Group, Inc. (The)	300	1,365
*LiveRamp Holdings, Inc.	6,430	177,854
*Lumentum Holdings, Inc.	648	25,408
*Magnachip Semiconductor Corp.	11,116	82,147
*MaxLinear, Inc.	2,740	41,648
Methode Electronics, Inc.	65,791	1,504,640
*Mirion Technologies, Inc.	361,323	2,503,968
*M-Tron Industries, Inc.	150	3,615
*NETGEAR, Inc.	36,307	458,920
*NetScout Systems, Inc.	205,851	4,493,727
Network-1 Technologies, Inc.	1,054	2,372
*Nortech Systems, Inc.	175	1,360
*Olo, Inc., Class A	18,882	96,487
*Optical Cable Corp.	500	1,315
PC Connection, Inc.	42,791	2,292,742
PCTEL, Inc.	5,765	39,490
*Photronics, Inc.	99,227	1,821,808
*Plexus Corp.	7,520	739,366
*Ribbon Communications, Inc.	131,622	247,449
Richardson Electronics, Ltd.	14,968	171,683
#*Riot Platforms, Inc.	99,062	968,826
*Sanmina Corp.	132,983	6,764,845
*ScanSource, Inc.	54,090	1,644,336
*Semtech Corp.	884	12,341
*SolarWinds Corp.	41,817	385,135
#*Stratasys, Ltd.	136,869	1,391,958
Taitron Components, Inc.	333	1,132
*Thoughtworks Holding, Inc.	15,275	51,782
*TransAct Technologies, Inc.	6,715	39,350
*Trio-Tech International	448	3,051
*TSR, Inc.	816	7,018
*TTM Technologies, Inc.	278,943	3,205,055
*Ultra Clean Holdings, Inc.	91,364	2,179,945
*Veeco Instruments, Inc.	1,546	37,011
#*Viasat, Inc.	129,511	2,388,183
#Vishay Intertechnology, Inc.	298,718	6,643,488
*Vishay Precision Group, Inc.	34,330	1,027,154
Xerox Holdings Corp.	349,106	4,482,521

TOTAL INFORMATION TECHNOLOGY		110,233,278

MATERIALS — (7.8%)
AdvanSix, Inc.	54,946	1,513,762
Alcoa Corp.	228,673	5,863,176
Alpha Metallurgical Resources, Inc.	28,846	6,344,966
*Alto Ingredients, Inc.	26,018	108,235
American Vanguard Corp.	47,364	443,327
*Ampco-Pittsburgh Corp.	1,300	3,445
#Arch Resources, Inc.	26,051	3,929,272
*Ascent Industries Co.	5,644	47,127
Ashland, Inc.	98,757	7,567,749
Avient Corp.	154,375	4,881,338
Caledonia Mining Corp. PLC	12,895	142,748
Carpenter Technology Corp.	91,963	5,767,919
*Century Aluminum Co.	78,704	520,233
*Clearwater Paper Corp.	30,680	1,037,291
*Cleveland-Cliffs, Inc.	38,412	644,553
*Coeur Mining, Inc.	617,160	1,549,072
Commercial Metals Co.	257,358	10,883,670

17

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
*Ecovyst, Inc.	227,665	$2,094,518
Element Solutions, Inc.	493,882	9,003,469
#*Ferroglobe PLC	213,906	973,272
Friedman Industries, Inc.	13,560	130,990
FutureFuel Corp.	104,737	686,027
*Gatos Silver, Inc.	15,158	73,819
Greif, Inc., Class A	77,683	4,932,871
Greif, Inc., Class B	5,083	325,617
Haynes International, Inc.	39,924	1,717,730
HB Fuller Co.	20,659	1,366,593
Hecla Mining Co.	1,356,570	5,521,240
Huntsman Corp.	368,164	8,589,266
Innospec, Inc.	1,194	117,012
*Intrepid Potash, Inc.	25,478	506,757
*Knife River Corp.	26,083	1,312,497
Koppers Holdings, Inc.	35,702	1,305,622
#Kronos Worldwide, Inc.	128,407	886,008
#*Livent Corp.	152,254	2,221,386
*LSB Industries, Inc.	83,366	759,464
Materion Corp.	10,199	989,099
#Mativ Holdings, Inc.	101,734	1,332,715
#Mercer International, Inc.	126,494	1,004,362
Minerals Technologies, Inc.	69,342	3,748,629
#Nexa Resources SA	1,836	10,998
Northern Technologies International Corp.	780	9,742
*O-I Glass, Inc.	282,370	4,362,617
Olin Corp.	2,904	124,059
Olympic Steel, Inc.	32,894	1,670,028
Pactiv Evergreen, Inc.	84,496	728,356
Ramaco Resources, Inc., Class A	66,736	786,150
Ramaco Resources, Inc., Class B	1,811	22,656
*Ranpak Holdings Corp.	125,664	397,098
*Rayonier Advanced Materials, Inc.	92,402	255,954
Ryerson Holding Corp.	69,443	2,017,319
Schnitzer Steel Industries, Inc.	72,742	1,651,971
Stepan Co.	44,955	3,362,634
*Summit Materials, Inc., Class A	222,848	7,331,699
SunCoke Energy, Inc.	259,646	2,469,233
Sylvamo Corp.	4,821	213,570
*TimkenSteel Corp.	114,050	2,318,637
Tredegar Corp.	61,275	274,512
TriMas Corp.	83,679	2,025,869
#Tronox Holdings PLC	378,600	4,047,234
#United States Steel Corp.	361,318	12,245,067
Warrior Met Coal, Inc.	17,497	852,629
Worthington Industries, Inc.	71,452	4,402,872

TOTAL MATERIALS		152,427,750

REAL ESTATE — (1.4%)
*AMREP Corp.	776	12,951
*Anywhere Real Estate, Inc.	18,456	86,190
*CKX Lands, Inc.	1,249	15,925
*Cushman & Wakefield PLC	434,588	3,202,914
Douglas Elliman, Inc.	24,646	43,623
*Five Point Holdings LLC, Class A	4,861	11,812
*Forestar Group, Inc.	86,933	2,064,659
*FRP Holdings, Inc.	8,747	470,501
*Howard Hughes Holdings, Inc.	108,636	7,205,826
*Jones Lang LaSalle, Inc.	38,291	4,898,185

18

DIMENSIONAL US SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
REAL ESTATE — (Continued)
Kennedy-Wilson Holdings, Inc.	323,293	$4,160,781
Marcus & Millichap, Inc.	71,055	2,039,278
Newmark Group, Inc., Class A	271,568	1,539,791
RE/MAX Holdings, Inc.	41,471	446,228
*Tejon Ranch Co.	51,787	803,734

TOTAL REAL ESTATE		27,002,398

UTILITIES — (0.1%)
#*Altus Power, Inc.	24,201	128,507
Genie Energy, Ltd., Class B	23,631	468,839
New Jersey Resources Corp.	34,520	1,400,822
#Ormat Technologies, Inc.	4,603	283,269

TOTAL UTILITIES		2,281,437

TOTAL COMMON STOCKS		1,822,228,332

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»Resolute Forest Products, Inc.	34,750	37,183

HEALTH CARE — (0.0%)
*<»OmniAb Operations, Inc. - Earnout Shares	3,138	—
*<»OmniAb Operations, Inc. - Earnout Shares	3,138	—

TOTAL HEALTH CARE		—

TOTAL RIGHTS/WARRANTS		37,183

TOTAL INVESTMENT SECURITIES — (93.2%) (Cost $1,941,679,183)		1,822,265,515

SECURITIES LENDING COLLATERAL — (6.8%)
@§The DFA Short Term Investment Fund	11,482,834	132,821,992

TOTAL INVESTMENTS — (100.0%) (Cost $2,074,501,175)		$1,955,087,507

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment
USD	United States Dollars

19

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (97.2%)
AUSTRALIA — (6.5%)
#*29Metals, Ltd.	53,085	$20,839
A2B Australia, Ltd.	92	89
Accent Group, Ltd.	114,667	136,128
#Adairs, Ltd.	77,209	60,862
*Adbri, Ltd.	155,926	194,488
AGL Energy, Ltd.	178,161	1,212,632
*Alkane Resources, Ltd.	104,321	39,300
*Alliance Aviation Services, Ltd.	368	701
*Allkem, Ltd.	125,643	758,917
ALS, Ltd.	104,567	710,399
Altium, Ltd.	24,656	616,322
*Alumina, Ltd.	202,438	99,976
AMP, Ltd.	698,521	462,172
Ampol, Ltd.	63,526	1,281,460
Ansell, Ltd.	68,655	922,413
ANZ Group Holdings, Ltd.	545,358	8,532,225
APA Group	277,609	1,448,333
#*Arafura Rare Earths, Ltd.	214,163	25,086
ARB Corp., Ltd.	14,946	276,038
*Ardent Leisure Group, Ltd.	420	120
Aristocrat Leisure, Ltd.	158,126	3,857,538
#ARN Media, Ltd.	956	478
ASX, Ltd.	38,476	1,367,391
Atlas Arteria, Ltd.	322,098	1,082,905
AUB Group, Ltd.	19,303	329,131
#*Aurelia Metals, Ltd.	11,889	715
Aurizon Holdings, Ltd.	536,779	1,162,330
*Aussie Broadband, Ltd.	50,516	125,379
#Austal, Ltd.	102,383	110,201
#*Austin Engineering, Ltd.	401	66
*Australian Agricultural Co., Ltd.	10,802	8,515
#Australian Clinical Labs, Ltd.	27,576	46,967
Australian Ethical Investment, Ltd.	56	138
#*Australian Strategic Materials, Ltd.	3,144	2,807
Auswide Bank, Ltd.	51	166
#AVJennings, Ltd.	108	16
Baby Bunting Group, Ltd.	14,420	15,521
Bank of Queensland, Ltd.	174,092	562,156
Bapcor, Ltd.	145,184	490,872
Base Resources, Ltd.	108,753	9,296
Beach Energy, Ltd.	526,637	515,167
Beacon Lighting Group, Ltd.	74	86
Bega Cheese, Ltd.	163,118	287,114
Bendigo & Adelaide Bank, Ltd.	362,854	1,998,753
BHP Group, Ltd.	18,573	523,299
BHP Group, Ltd.	466,011	13,220,892
#BHP Group, Ltd., Sponsored ADR	374,282	21,356,531
BlueScope Steel, Ltd.	135,474	1,612,581
*Boral, Ltd.	44,919	127,982
*Boss Energy, Ltd.	53,084	145,196
Brambles, Ltd.	362,308	3,007,381
*Bravura Solutions, Ltd.	17,281	7,550
Breville Group, Ltd.	13,131	176,255

1

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Brickworks, Ltd.	5,884	$91,311
*»BWX, Ltd.	307	14
Capitol Health, Ltd.	664	82
Capral, Ltd.	12	63
*Capricorn Metals, Ltd.	82,021	245,637
carsales.com, Ltd.	58,306	1,020,004
Challenger, Ltd.	130,158	482,097
Champion Iron, Ltd.	125,515	565,827
Cleanaway Waste Management, Ltd.	1,216,623	1,725,488
ClearView Wealth, Ltd.	180	60
#Clinuvel Pharmaceuticals, Ltd.	8,459	78,677
Cochlear, Ltd.	14,943	2,278,632
Codan, Ltd.	28,186	138,842
Coles Group, Ltd.	348,534	3,369,706
Collins Foods, Ltd.	34,844	200,539
Commonwealth Bank of Australia	313,419	19,161,541
Computershare, Ltd.	139,733	2,193,226
Corporate Travel Management, Ltd.	28,787	301,467
Costa Group Holdings, Ltd.	106,130	208,309
CSL, Ltd.	66,517	9,785,504
CSR, Ltd.	121,132	430,259
Data#3, Ltd.	37,013	158,654
*De Grey Mining, Ltd.	96,496	73,010
#*Deep Yellow, Ltd.	109,058	86,658
#Dicker Data, Ltd.	14,606	97,657
Domain Holdings Australia, Ltd.	54,873	117,431
Domino’s Pizza Enterprises, Ltd.	13,620	438,075
Downer EDI, Ltd.	180,609	431,111
Eagers Automotive, Ltd.	28,027	228,383
Elders, Ltd.	76,140	285,874
*Emerald Resources NL	123,836	203,074
*EML Payments, Ltd.	98,605	70,548
Endeavour Group, Ltd.	351,586	1,099,680
Enero Group, Ltd.	40	38
EQT Holdings, Ltd.	8	127
Estia Health, Ltd.	21,958	42,403
Evolution Mining, Ltd.	532,730	1,204,157
EVT, Ltd.	3,568	23,472
*Experience Co., Ltd.	228	31
Fiducian Group, Ltd.	12	42
*Finbar Group, Ltd.	100	41
*FleetPartners Group, Ltd.	116,431	182,822
Fleetwood, Ltd.	56	59
#Flight Centre Travel Group, Ltd.	43,476	512,826
Fortescue Metals Group, Ltd.	355,380	5,017,712
G8 Education, Ltd.	212,351	127,728
#*Genesis Minerals, Ltd.	153,637	142,022
Gold Road Resources, Ltd.	274,805	329,717
GrainCorp., Ltd., Class A	273,585	1,202,153
GTN, Ltd.	136	29
GUD Holdings, Ltd.	88,134	593,735
Hansen Technologies, Ltd.	28,637	94,103
#Harvey Norman Holdings, Ltd.	170,747	396,759
*Healius, Ltd.	167,257	191,677
Helia Group, Ltd.	344,256	789,038
Helloworld Travel, Ltd.	40	60
HUB24, Ltd.	9,014	172,530
IDP Education, Ltd.	52,226	715,900

2

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
IGO, Ltd.	161,092	$969,979
Iluka Resources, Ltd.	56,631	259,598
Imdex, Ltd.	191,989	200,571
Incitec Pivot, Ltd.	601,335	1,043,218
Infomedia, Ltd.	10,563	9,564
Inghams Group, Ltd.	1,519,238	3,539,823
Insignia Financial, Ltd.	183,322	239,105
Insurance Australia Group, Ltd.	587,151	2,107,855
Integral Diagnostics, Ltd.	46,983	79,425
InvoCare, Ltd.	9,883	79,219
IPH, Ltd.	65,136	281,263
IRESS, Ltd.	20,281	64,076
IVE Group, Ltd.	96	112
*James Hardie Industries PLC	105,199	2,603,665
JB Hi-Fi, Ltd.	31,748	907,976
Johns Lyng Group, Ltd.	52,034	200,967
Jumbo Interactive, Ltd.	32	281
Jupiter Mines, Ltd.	876	105
*Karoon Energy, Ltd.	238,851	381,097
Kelsian Group, Ltd.	33,243	126,708
#*Kogan.com, Ltd.	13,634	37,810
Lendlease Corp., Ltd.	192,510	756,925
Lifestyle Communities, Ltd.	25,746	253,809
Link Administration Holdings, Ltd.	146,290	110,222
*Li-S Energy, Ltd.	11	2
Lottery Corp., Ltd. (The)	526,685	1,510,626
Lovisa Holdings, Ltd.	12,097	132,658
#*Lynas Rare Earths, Ltd.	226,358	1,010,399
MA Financial Group, Ltd.	31,144	84,397
#Maas Group Holdings, Ltd.	3,549	7,707
Macquarie Group, Ltd.	52,425	5,343,407
Magellan Financial Group, Ltd.	60,099	246,956
#Mayne Pharma Group, Ltd.	13,406	31,151
McMillan Shakespeare, Ltd.	14,847	157,551
Medibank Pvt, Ltd.	650,592	1,412,898
#*Megaport, Ltd.	18,060	108,744
*Metals X, Ltd.	119,842	21,246
Metcash, Ltd.	259,970	605,730
Mineral Resources, Ltd.	44,736	1,636,034
*MMA Offshore, Ltd.	133,672	107,063
Monadelphous Group, Ltd.	26,342	234,333
Monash IVF Group, Ltd.	1,890	1,556
MotorCycle Holdings, Ltd.	32	40
*Mount Gibson Iron, Ltd.	37,762	11,835
Myer Holdings, Ltd.	142,299	45,048
MyState, Ltd.	455	838
*Nanosonics, Ltd.	35,425	83,662
National Australia Bank, Ltd.	662,095	11,758,747
Netwealth Group, Ltd.	79	635
New Hope Corp., Ltd.	178,299	651,377
»Newcrest Mining, Ltd.	148,602	2,227,247
»Newcrest Mining, Ltd.	3,109	46,510
Newcrest Mining, Ltd.	1,146	17,190
*NEXTDC, Ltd.	87,260	649,174
nib holdings, Ltd.	176,329	808,295
Nick Scali, Ltd.	18,612	127,034
#Nickel Industries, Ltd.	341,477	161,074
Nine Entertainment Co. Holdings, Ltd.	388,716	454,085

3

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Northern Star Resources, Ltd.	228,801	$1,693,481
NRW Holdings, Ltd.	129,075	204,310
Nufarm, Ltd.	73,613	201,814
*Nuix, Ltd.	55,564	49,253
Objective Corp., Ltd.	12	80
*OFX Group, Ltd.	34,440	33,581
OM Holdings, Ltd.	260	76
#*Omni Bridgeway, Ltd.	56,482	54,358
oOh!media, Ltd.	130,682	107,978
Orica, Ltd.	121,798	1,130,530
Origin Energy, Ltd.	137,222	793,236
Orora, Ltd.	300,783	468,486
*Paladin Energy, Ltd.	464,636	278,005
Peet, Ltd.	280	209
#*Perenti, Ltd.	253,619	171,017
Perpetual, Ltd.	27,494	333,361
Perseus Mining, Ltd.	438,620	473,501
*PEXA Group, Ltd.	30,632	210,821
#Pilbara Minerals, Ltd.	749,206	1,740,905
Pinnacle Investment Management Group, Ltd.	28,577	140,044
Platinum Asset Management, Ltd.	196,505	139,970
PointsBet Holdings, Ltd.	37,612	17,980
Premier Investments, Ltd.	24,785	356,381
Pro Medicus, Ltd.	12,431	586,683
Probiotec, Ltd.	32	50
Propel Funeral Partners, Ltd.	49	138
PWR Holdings, Ltd.	14,524	90,304
*Qantas Airways, Ltd.	182,227	566,503
QANTM Intellectual Property, Ltd.	68	40
QBE Insurance Group, Ltd.	439,420	4,340,225
Qube Holdings, Ltd.	376,393	633,915
Ramelius Resources, Ltd.	957,129	1,002,943
Ramsay Health Care, Ltd.	50,231	1,548,211
REA Group, Ltd.	10,121	920,912
*Red 5, Ltd.	791,806	160,427
*»Red River Resources, Ltd.	236	2
Reece, Ltd.	46,119	509,838
Regis Healthcare, Ltd.	104	165
Regis Resources, Ltd.	344,105	376,916
Reject Shop, Ltd. (The)	28	92
#Reliance Worldwide Corp., Ltd.	204,402	451,667
*Resolute Mining, Ltd.	814,405	185,631
Ridley Corp., Ltd.	67,261	94,116
Rio Tinto, Ltd.	78,780	5,864,855
*RPMGlobal Holdings, Ltd.	84	76
*Sandfire Resources, Ltd.	154,733	584,878
Santos, Ltd.	1,114,578	5,412,697
SEEK, Ltd.	83,902	1,094,859
Select Harvests, Ltd.	38,514	94,371
Servcorp, Ltd.	36	68
Service Stream, Ltd.	142,186	79,222
Seven Group Holdings, Ltd.	33,709	592,052
SG Fleet Group, Ltd.	84	135
Sigma Healthcare, Ltd.	267,113	109,084
*Silver Lake Resources, Ltd.	290,009	192,801
*Silver Mines, Ltd.	448	50
Sims, Ltd.	29,759	235,148
SmartGroup Corp., Ltd.	76,628	416,277

4

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Sonic Healthcare, Ltd.	163,624	$2,978,467
South32, Ltd.	1,459,370	3,067,689
SRG Global, Ltd.	300	118
*Star Entertainment Group, Ltd. (The)	653,520	219,302
Steadfast Group, Ltd.	212,555	726,730
#*Strike Energy, Ltd.	184,613	45,586
Suncorp Group, Ltd.	301,531	2,554,441
Super Retail Group, Ltd.	40,730	339,889
#*Syrah Resources, Ltd.	265,854	111,937
Tabcorp Holdings, Ltd.	548,108	268,953
Technology One, Ltd.	73,066	671,722
Telstra Group, Ltd.	772,918	1,864,517
#*Temple & Webster Group, Ltd.	11,674	41,318
*»Ten Sixty Four, Ltd.	192	25
#Terracom, Ltd.	258,587	60,578
TPG Telecom, Ltd.	6,413	21,033
Transurban Group	493,602	3,694,046
»Treasury Wine Estates, Ltd.	173,416	1,328,564
*Tyro Payments, Ltd.	113,424	61,761
*»United Malt Grp, Ltd.	55,049	174,272
Ventia Services Group Pty, Ltd.	152,639	265,770
ΩViva Energy Group, Ltd.	252,076	451,675
*Webjet, Ltd.	351,774	1,356,404
Wesfarmers, Ltd.	238,583	7,631,514
*West African Resources, Ltd.	483,628	226,595
*Westgold Resources, Ltd.	148,936	197,085
Westpac Banking Corp.	631,040	8,230,609
Whitehaven Coal, Ltd.	326,336	1,528,990
WiseTech Global, Ltd.	34,441	1,268,259
Woodside Energy Group, Ltd.	82,765	1,796,707
Woodside Energy Group, Ltd.	356,003	7,722,339
#Woodside Energy Group, Ltd., Sponsored ADR	44,774	974,282
Woolworths Group, Ltd.	248,211	5,535,008
Worley, Ltd.	77,681	806,124
*Xero, Ltd.	19,456	1,314,272
#Yancoal Australia, Ltd.	92,228	282,045

TOTAL AUSTRALIA		262,768,472

AUSTRIA — (0.2%)
Agrana Beteiligungs AG	12	191
ANDRITZ AG	16,860	773,435
AT&S Austria Technologie & Systemtechnik AG	2,062	51,611
ΩBAWAG Group AG	36,537	1,619,713
CA Immobilien Anlagen AG	627	21,141
DO & CO AG	574	66,982
Erste Group Bank AG	80,664	2,877,599
*Eurotelesites AG	4,729	15,896
*Kapsch TrafficCom AG	4	38
Mayr Melnhof Karton AG	307	36,020
Oesterreichische Post AG	2,450	78,078
OMV AG	41,256	1,803,617
Palfinger AG	388	9,371
Porr AG	8	96
Raiffeisen Bank International AG	13,669	197,506
*Rosenbauer International AG	4	129
Schoeller-Bleckmann Oilfield Equipment AG	1,005	50,671
Semperit AG Holding	4	65
Strabag SE	368	14,528
Telekom Austria AG	18,917	131,969

5

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
AUSTRIA — (Continued)
UNIQA Insurance Group AG	866	$6,975
Verbund AG	9,744	844,555
Vienna Insurance Group AG Wiener Versicherung Gruppe	40	1,072
voestalpine AG	31,203	777,049
Wienerberger AG	25,171	610,338
Zumtobel Group AG	16	98

TOTAL AUSTRIA		9,988,743

BELGIUM — (0.9%)
Ackermans & van Haaren NV	6,649	986,031
Ageas SA	59,777	2,291,071
*AGFA-Gevaert NV	6,474	10,415
Anheuser-Busch InBev SA	165,062	9,356,892
*Argenx SE	3,931	1,845,273
*Argenx SE, Sponsored ADR	3,139	1,473,980
Azelis Group NV	9,896	168,408
Barco NV	16,981	260,081
Bekaert SA	5,676	229,183
bpost SA	16,108	87,174
Cie d’Entreprises CFE	60	420
Colruyt Group N.V	16,190	668,601
Deme Group NV	473	43,747
D’ieteren Group	1,840	272,479
Econocom Group SA	10,866	26,588
Elia Group SA	3,708	351,372
#Euronav NV	147,349	2,627,233
Euronav NV	47,561	849,097
EVS Broadcast Equipment SA	8	225
Fagron	8,611	150,909
Ion Beam Applications	766	7,530
Jensen-Group NV	8	264
KBC Group NV	82,982	4,552,270
#Kinepolis Group NV	1,605	78,887
Lotus Bakeries NV	72	532,730
Melexis NV	4,336	317,843
*Orange Belgium SA	32	458
Proximus SADP	44,183	365,300
#Recticel SA	2,833	25,423
Shurgard Self Storage, Ltd.	736	27,470
Solvay SA, Class A	33,351	3,516,049
Tessenderlo Group SA	4,219	122,636
UCB SA	23,206	1,693,962
Umicore SA	61,998	1,471,197
Van de Velde NV	4	135
VGP NV	1,066	86,479
Viohalco SA	36	185

TOTAL BELGIUM		34,497,997

CANADA — (10.4%)
*5N Plus, Inc.	76	181
Acadian Timber Corp.	8	89
ADENTRA, Inc.	7,604	139,126
*Advantage Energy, Ltd.	68,042	493,559
Aecon Group, Inc.	15,332	112,650
Africa Oil Corp.	115,763	213,473
Ag Growth International, Inc.	3,874	135,817
AGF Management, Ltd., Class B	20,299	95,336
Agnico Eagle Mines, Ltd.	73,290	3,438,034
Agnico Eagle Mines, Ltd.	50,979	2,388,384

6

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#*Air Canada	39,506	$476,092
Alamos Gold, Inc.	372,333	4,609,483
Alamos Gold, Inc.	2,867	35,459
#Algoma Central Corp.	16	169
Algonquin Power & Utilities Corp.	82,818	416,402
Algonquin Power & Utilities Corp.	72,048	362,401
Alimentation Couche-Tard, Inc.	165,181	8,982,182
#AltaGas, Ltd.	74,855	1,388,990
Altius Minerals Corp.	11,001	160,944
Altus Group, Ltd.	8,693	294,933
Andlauer Healthcare Group, Inc.	404	11,303
Andrew Peller, Ltd., Class A	12	32
ARC Resources, Ltd.	251,344	4,039,247
#*Argonaut Gold, Inc.	67,401	24,276
#*Aritzia, Inc.	20,763	322,606
Atco, Ltd., Class I	17,118	438,354
*ATS Corp.	17,755	597,269
B2Gold Corp.	241,241	779,208
B2Gold Corp.	201,146	643,319
Badger Infrastructure Solutions, Ltd.	10,498	277,754
#*Ballard Power Systems, Inc.	26,227	87,336
#*Ballard Power Systems, Inc.	44,261	147,616
Bank of Montreal	90,430	6,825,975
Bank of Montreal	68,836	5,200,560
Bank of Nova Scotia (The)	153,216	6,200,652
Bank of Nova Scotia (The)	65,079	2,632,225
Barrick Gold Corp.	81,763	1,304,556
Barrick Gold Corp.	282,134	4,508,501
*Bausch Health Cos., Inc.	32,909	224,439
Baytex Energy Corp.	178,095	769,724
BCE, Inc.	2,494	92,484
#BCE, Inc.	29,221	1,084,976
#Birchcliff Energy, Ltd.	111,737	616,535
Bird Construction, Inc.	8	61
Black Diamond Group, Ltd.	68	308
#*BlackBerry, Ltd.	50,122	179,437
BMTC Group, Inc.	4	39
#*Bombardier, Inc., Class B	21,832	699,662
Boralex, Inc., Class A	11,319	210,440
Boyd Group Services, Inc.	5,636	959,856
#Brookfield Asset Management, Ltd., Class A	16,554	474,603
#Brookfield Corp.	169,530	4,941,800
Brookfield Corp.	93,064	2,708,291
Brookfield Infrastructure Corp., Class A	9,740	250,902
Brookfield Infrastructure Corp., Class A	13,751	353,712
BRP, Inc.	1,145	77,425
BRP, Inc.	6,221	420,021
*CAE, Inc.	23,964	499,889
*CAE, Inc.	39,390	821,707
Calian Group, Ltd.	1,408	50,377
Cameco Corp.	35,053	1,432,420
#Cameco Corp.	35,164	1,438,559
Canaccord Genuity Group, Inc.	10,095	52,138
#Canacol Energy, Ltd.	2,119	10,471
*Canada Goose Holdings, Inc.	585	6,481
#*Canada Goose Holdings, Inc.	13,527	150,150
Canadian Imperial Bank of Commerce	49,921	1,760,714
Canadian Imperial Bank of Commerce	141,477	4,984,434

7

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#Canadian National Railway Co.	100,732	$10,655,431
Canadian National Railway Co.	22,366	2,363,957
Canadian Natural Resources, Ltd.	45,265	2,871,267
#Canadian Natural Resources, Ltd.	209,561	13,313,410
Canadian Pacific Kansas City, Ltd.	70,492	4,999,562
Canadian Pacific Kansas City, Ltd.	63,184	4,484,168
Canadian Tire Corp., Ltd., Class A	15,561	1,499,326
Canadian Utilities, Ltd., Class A	26,774	565,856
Canadian Utilities, Ltd., Class B	4	93
Canadian Western Bank	27,203	538,475
*Canfor Corp.	19,201	196,125
Capital Power Corp.	55,280	1,413,209
*Capstone Copper Corp.	6,084	20,685
Cardinal Energy, Ltd.	44,671	238,760
Cascades, Inc.	18,189	147,268
CCL Industries, Inc.	40,884	1,596,780
*Celestica, Inc.	15,305	356,869
*Celestica, Inc.	18,551	433,166
#Cenovus Energy, Inc.	210,388	4,014,203
Cenovus Energy, Inc.	121,592	2,314,036
Centerra Gold, Inc.	66,621	338,324
CES Energy Solutions Corp.	90,858	237,576
*CGI, Inc.	1,354	130,577
*CGI, Inc.	54,659	5,269,674
CI Financial Corp.	46,024	416,727
*Cineplex, Inc.	14,509	87,164
Cogeco Communications, Inc.	7,163	281,825
Cogeco, Inc.	2,025	68,762
*Colabor Group, Inc.	68	57
Colliers International Group, Inc.	756	68,458
Colliers International Group, Inc.	8,146	739,087
Computer Modelling Group, Ltd.	28	185
Constellation Software, Inc.	3,853	7,715,742
Converge Technology Solutions Corp.	35,770	71,115
Corby Spirit and Wine, Ltd.	8	76
Crescent Point Energy Corp.	5,245	42,013
Crescent Point Energy Corp.	164,945	1,321,209
*Crew Energy, Inc.	57,530	256,518
*Cronos Group, Inc.	16,153	29,089
#Definity Financial Corp.	17,539	484,383
*Denison Mines Corp.	52,596	85,205
#*Denison Mines Corp.	60,776	97,189
*Descartes Systems Group, Inc. (The)	10,131	731,560
*Descartes Systems Group, Inc. (The)	4,665	336,807
Dexterra Group, Inc.	48	192
Dollarama, Inc.	71,390	4,869,896
Doman Building Materials Group, Ltd.	30,094	146,107
DREAM Unlimited Corp.	6,994	85,293
Dundee Precious Metals, Inc.	64,034	419,283
Dye & Durham, Ltd.	8,028	46,783
Dynacor Group, Inc.	40	95
*Eldorado Gold Corp.	45,178	488,374
*Eldorado Gold Corp.	16,890	182,496
Emera, Inc.	57,658	1,886,423
Empire Co., Ltd., Class A	47,219	1,292,506
Enbridge, Inc.	295,280	9,460,771
Enbridge, Inc.	93,379	2,989,204
#Endeavour Mining PLC	51,420	1,050,809

8

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Endeavour Silver Corp.	20,652	$44,331
*Endeavour Silver Corp.	16,720	35,781
Enerflex, Ltd.	14,471	57,540
Enerplus Corp.	13,129	221,772
Enerplus Corp.	55,224	933,838
Enghouse Systems, Ltd.	12,878	302,040
*Ensign Energy Services, Inc.	43,701	79,957
EQB, Inc.	7,773	385,333
#*Equinox Gold Corp.	93,025	409,310
*Equinox Gold Corp.	7,027	30,725
#*ERO Copper Corp.	22,548	305,675
Evertz Technologies, Ltd.	8	72
Exchange Income Corp.	4,573	140,492
Exco Technologies, Ltd.	16	82
Extendicare, Inc.	13,589	57,361
Fairfax Financial Holdings, Ltd.	6,732	5,596,204
#Fiera Capital Corp.	11,937	40,069
Finning International, Inc.	55,187	1,477,219
#First Majestic Silver Corp.	39,514	203,497
First Majestic Silver Corp.	46,600	239,671
First Quantum Minerals, Ltd.	131,327	1,520,205
FirstService Corp.	997	140,927
FirstService Corp., Class WI	7,808	1,104,598
Fortis, Inc.	112,455	4,467,837
Fortis, Inc.	33,418	1,325,406
*Fortuna Silver Mines, Inc.	79,163	222,448
*Fortuna Silver Mines, Inc.	9,610	26,928
Franco-Nevada Corp.	11,336	1,377,550
#Franco-Nevada Corp.	16,238	1,973,729
*Frontera Energy Corp.	2,998	25,396
Gamehost, Inc.	20	129
*GDI Integrated Facility Services, Inc.	508	13,682
George Weston, Ltd.	16,380	1,774,810
#GFL Environmental, Inc.	25,378	731,394
GFL Environmental, Inc.	26,146	752,410
Gibson Energy, Inc.	32,426	492,142
Gildan Activewear, Inc.	46,489	1,320,752
Gildan Activewear, Inc.	721	20,458
*GoldMoney, Inc.	11	67
*Gran Tierra Energy, Inc.	5,146	31,656
Great-West Lifeco, Inc.	78,020	2,159,214
Hammond Power Solutions, Inc.	2,879	147,056
Headwater Exploration, Inc.	67,950	365,141
*Heroux-Devtek, Inc.	8	88
High Liner Foods, Inc.	8	61
Hudbay Minerals, Inc.	606	2,641
Hudbay Minerals, Inc.	74,394	324,358
ΩHydro One, Ltd.	66,281	1,716,884
#*i-80 Gold Corp.	11,922	16,403
iA Financial Corp., Inc.	38,477	2,236,419
*IAMGOLD Corp.	32,033	81,914
#*IAMGOLD Corp.	259,384	658,835
IGM Financial, Inc.	14,107	317,249
Imperial Oil, Ltd.	34,428	1,959,910
Imperial Oil, Ltd.	18,366	1,046,678
Information Services Corp.	12	177
Innergex Renewable Energy, Inc.	24,334	149,694
Intact Financial Corp.	49,638	6,966,662

9

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Interfor Corp.	19,294	$237,796
*Ivanhoe Mines, Ltd.	79,949	588,567
ΩJamieson Wellness, Inc.	6,770	111,041
*K92 Mining, Inc.	69,618	250,740
*Karora Resources, Inc.	44,350	131,940
K-Bro Linen, Inc.	8	182
*Kelt Exploration, Ltd.	60,493	343,371
Keyera Corp.	63,454	1,474,080
*Kinaxis, Inc.	272	26,533
Kinross Gold Corp.	9,684	50,504
Kinross Gold Corp.	356,174	1,855,667
KP Tissue, Inc.	4	27
Lassonde Industries, Inc., Class A	4	397
Laurentian Bank of Canada	44,400	812,361
Leon’s Furniture, Ltd.	1,479	18,058
*Lightspeed Commerce, Inc.	24,758	308,485
*Lightspeed Commerce, Inc.	15,137	188,742
Linamar Corp.	13,946	602,343
Loblaw Cos., Ltd.	47,968	3,918,985
#*Logan Energy Corp.	58,794	42,351
Logistec Corp., Class B	8	364
*Lucara Diamond Corp.	280	69
*Lumine Group, Inc.	8,998	113,038
Lundin Gold, Inc.	28,220	339,880
Lundin Mining Corp.	157,067	979,795
Magellan Aerospace Corp.	4	21
Magna International, Inc.	14,819	711,355
Magna International, Inc.	56,594	2,721,605
*Major Drilling Group International, Inc.	16,840	89,037
*Mandalay Resources Corp.	64	77
Manulife Financial Corp.	229,564	3,991,842
Manulife Financial Corp.	296,503	5,165,082
Maple Leaf Foods, Inc.	14,214	282,693
Martinrea International, Inc.	26,837	220,959
*MDA, Ltd.	22,523	186,090
Medical Facilities Corp.	8	53
*MEG Energy Corp.	86,098	1,699,323
Melcor Developments, Ltd.	12	97
Methanex Corp.	58,161	2,399,141
Metro, Inc.	58,190	2,952,569
Morguard Corp.	4	292
MTY Food Group, Inc.	12,135	456,117
Mullen Group, Ltd.	31,885	302,256
National Bank of Canada	101,827	6,324,166
Neo Performance Materials, Inc.	2,061	10,170
*New Gold, Inc.	29,231	35,585
*New Gold, Inc.	134,982	164,678
North American Construction Group, Ltd.	7,062	145,182
North West Co., Inc. (The)	32,502	827,856
Northland Power, Inc.	57,012	800,406
Nutrien, Ltd.	92,023	4,941,635
Nutrien, Ltd.	51,381	2,756,605
ΩNuvei Corp.	18,218	253,405
*NuVista Energy, Ltd.	60,217	583,410
*Obsidian Energy, Ltd.	21,970	186,745
*Obsidian Energy, Ltd.	8,966	76,146
OceanaGold Corp.	269,329	450,094
#Open Text Corp.	41,443	1,384,196

10

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Open Text Corp.	14,637	$488,164
*Orla Mining, Ltd.	48,621	148,849
Osisko Gold Royalties, Ltd.	40,463	494,458
Osisko Gold Royalties, Ltd.	1,767	21,574
#Pan American Silver Corp.	85,390	1,247,548
Pan American Silver Corp.	7,919	115,569
Paramount Resources, Ltd., Class A	27,903	669,913
Parex Resources, Inc.	39,071	748,069
Park Lawn Corp.	11,019	129,458
Parkland Corp.	41,622	1,258,329
Pason Systems, Inc.	22,959	219,791
Pembina Pipeline Corp.	49,466	1,520,770
Pembina Pipeline Corp.	110,937	3,414,641
Peyto Exploration & Development Corp.	59,689	627,740
PHX Energy Services Corp.	40	212
Pizza Pizza Royalty Corp.	8	76
Polaris Renewable Energy, Inc.	3,112	29,254
Pollard Banknote, Ltd.	4	80
*Precision Drilling Corp.	2,798	162,424
*Precision Drilling Corp.	2,800	162,121
Premium Brands Holdings Corp.	10,491	674,689
Primo Water Corp.	725	9,468
Primo Water Corp.	5,432	70,783
Quebecor, Inc., Class B	33,164	683,466
RB Global, Inc.	27,530	1,800,462
#RB Global, Inc.	3,432	224,350
#Restaurant Brands International, Inc.	46,600	3,131,520
#Restaurant Brands International, Inc.	11,618	779,555
Richelieu Hardware, Ltd.	37,382	1,116,950
Rogers Communications, Inc., Class B	88,417	3,272,368
Rogers Communications, Inc., Class B	28,722	1,064,437
Rogers Sugar, Inc.	12,644	46,906
Royal Bank of Canada	204,211	16,292,750
Royal Bank of Canada	84,798	6,773,664
Russel Metals, Inc.	73,741	1,835,225
Saputo, Inc.	66,487	1,340,995
Savaria Corp.	5,581	49,850
Secure Energy Services, Inc.	87,691	486,383
*Shawcor, Ltd.	20,496	214,372
*Shopify, Inc., Class A	40,590	1,915,442
*Shopify, Inc., Class A	62,460	2,946,519
Sienna Senior Living, Inc.	22,727	164,201
*SilverCrest Metals, Inc.	24,615	122,337
*SilverCrest Metals, Inc.	10,460	51,763
ΩSleep Country Canada Holdings, Inc.	9,641	151,881
SNC-Lavalin Group, Inc.	31,569	875,950
Spartan Delta Corp.	29,397	94,443
ΩSpin Master Corp.	155	3,701
Sprott, Inc.	3,771	109,225
#Sprott, Inc.	589	17,099
SSR Mining, Inc.	47,516	659,522
SSR Mining, Inc.	11,400	157,584
Stantec, Inc.	13,927	851,915
Stantec, Inc.	12,069	737,659
Stelco Holdings, Inc.	14,287	402,187
Stella-Jones, Inc.	13,590	711,095
StorageVault Canada, Inc.	56,387	174,654
Sun Life Financial, Inc.	73,877	3,373,963

11

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Sun Life Financial, Inc.	43,363	$1,978,471
Suncor Energy, Inc.	283,904	9,198,490
Suncor Energy, Inc.	80,039	2,589,268
*SunOpta, Inc.	8,031	30,660
Superior Plus Corp.	52,491	352,398
Surge Energy, Inc.	41,723	286,118
Tamarack Valley Energy, Ltd.	214,069	646,101
*Taseko Mines, Ltd.	39,821	42,453
#TC Energy Corp.	149,651	5,155,477
TC Energy Corp.	78,816	2,711,509
#Teck Resources, Ltd., Class B	102,114	3,608,709
Teck Resources, Ltd., Class B	46,089	1,626,768
TELUS Corp.	713	11,484
*TELUS International CDA, Inc.	18,941	121,157
TerraVest Industries, Inc.	12	283
TFI International, Inc.	1,643	181,561
TFI International, Inc.	22,445	2,482,866
#Thomson Reuters Corp.	13,414	1,608,070
Thomson Reuters Corp.	10,484	1,254,455
Tidewater Midstream and Infrastructure, Ltd.	220	160
TMX Group, Ltd.	53,589	1,114,821
*Torex Gold Resources, Inc.	34,800	335,153
Toromont Industries, Ltd.	28,471	2,141,093
Toronto-Dominion Bank (The)	94,507	5,273,194
Toronto-Dominion Bank (The)	255,080	14,243,667
Total Energy Services, Inc.	16,371	97,642
Tourmaline Oil Corp.	102,335	5,405,529
TransAlta Corp.	15,119	110,671
TransAlta Corp.	39,411	288,148
Transcontinental, Inc., Class A	49,284	362,463
Trican Well Service, Ltd.	64,891	219,225
Tricon Residential, Inc.	52,016	344,338
Triple Flag Precious Metals Corp.	4,857	61,681
*Trisura Group, Ltd.	9,223	202,564
Vecima Networks, Inc.	4	47
Vermilion Energy, Inc.	50,557	729,032
Vermilion Energy, Inc.	10,682	153,969
VersaBank	16	119
Wajax Corp.	9,168	197,195
Waste Connections, Inc.	5,739	742,298
Waste Connections, Inc.	37,027	4,794,997
#*Well Health Technologies Corp.	67,573	180,097
*Wesdome Gold Mines, Ltd.	93,820	501,455
West Fraser Timber Co., Ltd.	1,963	132,385
West Fraser Timber Co., Ltd.	16,007	1,079,125
Westshore Terminals Investment Corp.	12,289	207,052
#Wheaton Precious Metals Corp.	70,625	2,983,906
Wheaton Precious Metals Corp.	13,406	565,597
Whitecap Resources, Inc.	230,102	1,775,179
Winpak, Ltd.	2,119	57,636
WSP Global, Inc.	30,551	3,994,022
Yellow Pages, Ltd.	14	117

TOTAL CANADA		422,383,077

CHINA — (0.0%)
*AustAsia Group, Ltd.	78,520	16,457
China Gold International Resources Corp., Ltd.	184	782

TOTAL CHINA		17,239

12

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
DENMARK — (2.7%)
*ALK-Abello A/S	37,196	$411,659
Alm Brand A/S	268,051	387,195
#*Ambu A/S, Class B	15,730	154,775
#AP Moller - Maersk A/S, Class A	561	913,636
AP Moller - Maersk A/S, Class B	573	951,436
BankNordik P/F	4	90
#*Bavarian Nordic A/S	12,919	245,615
Carlsberg AS, Class B	28,683	3,412,056
cBrain A/S	6	155
Chemometec A/S	640	26,375
Chr Hansen Holding A/S	27,381	1,863,181
Coloplast A/S, Class B	27,754	2,888,851
D/S Norden A/S	6,993	396,722
Danske Bank A/S	167,662	3,923,633
*Demant A/S	24,557	934,448
DFDS A/S	10,987	316,788
DSV A/S	37,253	5,549,952
FLSmidth & Co. A/S	12,384	463,347
*Genmab A/S	12,802	3,607,806
#*Genmab A/S, Class S, ADR	22,620	642,408
*GN Store Nord AS	32,230	535,390
H Lundbeck A/S	61,454	320,440
H Lundbeck A/S, Class A	1,445	6,532
ISS A/S	42,687	616,606
*Jyske Bank A/S, Registered	12,802	899,595
Matas A/S	13,113	170,474
#*ΩNetcompany Group A/S	14,903	464,733
*Nilfisk Holding A/S	1,710	27,365
*NKT A/S	12,876	645,500
Novo Nordisk A/S, Class B	590,495	56,613,128
Novo Nordisk A/S, Sponsored ADR	56,182	5,425,496
Novozymes A/S, B Shares	52,681	2,361,985
*NTG Nordic Transport Group A/S	1,877	74,295
ΩOrsted AS	4,488	215,967
Pandora A/S	28,099	3,176,251
Per Aarsleff Holding A/S	572	24,990
Ringkjoebing Landbobank A/S	5,271	716,973
ROCKWOOL A/S, Class B	2,949	654,837
Royal Unibrew A/S	12,135	876,096
ΩScandinavian Tobacco Group A/S	18,961	281,138
Schouw & Co. A/S	2,323	143,104
Solar A/S, B Shares	636	37,874
Spar Nord Bank A/S	27,502	415,956
Sydbank AS	59,830	2,592,702
Topdanmark AS	8,169	365,568
TORM PLC, Class A	7,159	218,176
Tryg A/S	88,029	1,715,988
*Vestas Wind Systems A/S	153,758	3,315,399
*Zealand Pharma A/S	11,276	467,561

TOTAL DENMARK		110,470,247

FINLAND — (1.0%)
Aktia Bank OYJ	1,287	12,135
#Alandsbanken Abp, Class B	4	134
Alma Media OYJ	24	222
Apetit OYJ	8	104
Cargotec OYJ, Class B	6,037	237,506
Caverion OYJ	1,569	14,147
Citycon OYJ	17,047	89,986

13

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
Digia OYJ	8	$42
Elisa OYJ	31,914	1,352,028
#*Finnair OYJ	836	51
#Fiskars OYJ Abp	1,797	27,466
Fortum OYJ	123,287	1,459,527
F-Secure OYJ	5,700	10,242
Harvia OYJ	791	19,431
Huhtamaki OYJ	21,095	722,662
Kemira OYJ	35,916	580,080
Kesko OYJ, Class A	1,986	34,175
Kesko OYJ, Class B	91,413	1,542,601
Kojamo OYJ	22,820	194,414
Kone OYJ, Class B	68,759	2,971,826
Konecranes OYJ	14,308	467,471
Lassila & Tikanoja OYJ	1,407	13,920
*Mandatum OYJ	103,840	400,841
Metsa Board OYJ	9	78
Metsa Board OYJ	17,593	132,774
Metso Oyj	156,417	1,373,259
Musti Group OYJ	7,976	156,895
Neste OYJ	101,943	3,416,885
Nokia OYJ	179,566	595,978
#Nokia OYJ, Sponsored ADR	674,679	2,233,188
Nokian Renkaat OYJ	53,215	400,939
Nordea Bank Abp	656,034	6,892,008
Oriola OYJ, Class B	15,058	14,691
Orion OYJ, Class A	24	951
Orion OYJ, Class B	31,935	1,267,179
#Outokumpu OYJ	116,613	477,388
Ponsse OYJ	138	3,617
Puuilo OYJ	6,588	55,047
*QT Group OYJ	7,221	420,558
Rapala VMC OYJ	32	94
Revenio Group OYJ	1,580	36,674
Sampo OYJ, A Shares	103,840	4,073,168
Sanoma OYJ	5,162	39,885
Stora Enso OYJ, Class R	139,671	1,671,942
Taaleri OYJ	8	71
*Teleste OYJ	16	52
ΩTerveystalo OYJ	46,368	320,043
TietoEVRY OYJ	25,325	529,484
Tokmanni Group Corp.	7,143	96,265
UPM-Kymmene OYJ	116,669	3,917,865
Uponor OYJ	14,919	450,375
Vaisala OYJ, A Shares	1,223	41,625
Valmet OYJ	35,209	787,492
Wartsila OYJ Abp	208,089	2,472,249
*WithSecure OYJ	21,469	19,289
YIT OYJ	32,849	58,401

TOTAL FINLAND		42,107,420

FRANCE — (9.5%)
Accor SA	42,937	1,364,715
Aeroports de Paris SA	6,773	757,432
*Air France-KLM	7,601	85,597
Air Liquide SA	83,832	14,326,591
Airbus SE	124,097	16,564,281
AKWEL SADIR	8	123
ΩALD SA	22,836	152,913

14

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Alstom SA	83,004	$1,118,629
Alten SA	8,964	1,054,566
ΩAmundi SA	14,538	756,350
Arkema SA	19,655	1,836,131
Aubay	339	11,341
AXA SA	302,035	8,924,697
Axway Software SA	4	96
Beneteau SACA	11,133	133,916
BioMerieux	9,370	896,324
BNP Paribas SA	197,012	11,305,487
Boiron SA	248	10,315
Bollore SE	117,203	638,003
Bouygues SA	65,817	2,310,381
Bureau Veritas SA	85,370	1,939,181
Capgemini SE	46,575	8,196,791
Carrefour SA	183,196	3,210,534
Catana Group	1,780	10,724
*CGG SA	213,146	150,047
Cie de Saint-Gobain SA	141,355	7,679,820
Cie des Alpes	2,232	31,283
Cie Generale des Etablissements Michelin SCA	208,360	6,171,052
Cie Plastic Omnium SE	19,982	223,883
#Clariane SE	28,146	105,971
Coface SA	75,039	902,622
Credit Agricole SA	206,844	2,487,629
Danone SA	89,430	5,307,741
Dassault Aviation SA	3,877	768,376
Dassault Systemes SE	95,320	3,910,753
Derichebourg SA	33,787	145,781
Edenred SE	59,603	3,165,151
Eiffage SA	30,402	2,753,973
*ΩElior Group SA	7,535	14,241
Elis SA	67,702	1,107,053
Engie SA	368,755	5,848,193
Eramet SA	2,762	190,494
EssilorLuxottica SA	46,166	8,326,832
Etablissements Maurel et Prom SA	22,519	133,652
Eurazeo SE	10,918	613,371
*Euroapi SA	6,617	34,587
Eurofins Scientific SE	39,108	1,977,164
ΩEuronext NV	19,663	1,367,579
#Eutelsat Communications SACA	41,480	176,693
*Exclusive Networks SA	228	3,620
Fnac Darty SA	23,409	548,809
*Forvia SE	53,241	891,411
Gaztransport Et Technigaz SA	8,995	1,147,586
Getlink SE	91,780	1,477,976
GL Events SACA	1,775	30,282
Guerbet	1,276	23,279
Hermes International SCA	6,015	11,187,326
*ID Logistics Group SACA	995	269,240
Imerys SA	8,580	226,909
Ipsen SA	10,232	1,205,902
IPSOS SA	48,654	2,358,464
Jacquet Metals SACA	16	254
*JCDecaux SE	12,868	200,758
Kaufman & Broad SA	3,171	84,129
Kering SA	17,265	6,993,085

15

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
ΩLa Francaise des Jeux SAEM	27,606	$887,645
Lectra	3,439	86,877
#Legrand SA	60,525	5,212,698
LISI SA	2,033	46,953
L’Oreal SA	39,452	16,519,824
LVMH Moet Hennessy Louis Vuitton SE	63,236	45,084,066
Manitou BF SA	2,199	46,348
Mersen SA	7,102	234,964
Metropole Television SA	10,165	127,107
ΩNeoen SA	14,507	381,509
Nexans SA	6,557	462,283
NRJ Group	12	82
Oeneo SA	40	550
Orange SA	649,179	7,623,515
Pernod Ricard SA	35,769	6,332,837
*Prodways Group SA	23	23
Publicis Groupe SA	60,626	4,595,957
Quadient SA	10,070	209,900
Renault SA	58,949	2,059,324
Rexel SA	77,907	1,583,964
Robertet SA	9	7,325
Rubis SCA	32,628	708,382
Safran SA	66,538	10,340,056
Sanofi SA	195,283	17,689,762
Sartorius Stedim Biotech	4,413	823,528
Schneider Electric SE	86,305	13,225,764
SCOR SE	93,165	2,772,094
SEB SA	6,152	605,726
Seche Environnement SACA	834	85,774
SES SA	85,428	497,089
#*SES-imagotag SA	1,470	146,678
Societe BIC SA	6,445	403,634
Societe Generale SA	188,965	4,223,435
Societe pour l’Informatique Industrielle	2,857	135,592
Sodexo SA	24,586	2,595,632
*SOITEC	5,938	881,847
Sopra Steria Group SACA	4,067	727,793
SPIE SA	35,156	923,055
*ΩSRP Groupe SA	52	56
Stef SA	4	430
STMicroelectronics NV	39,725	1,510,782
#STMicroelectronics NV, Sponsored NVDR	90,206	3,426,024
Sword Group	211	7,661
Synergie SE	4	125
Technip Energies NV	40,288	879,372
Teleperformance SE	1,655	189,191
#Television Francaise 1 SA	19,142	134,753
Thales SA	27,129	3,990,191
Thermador Groupe	276	19,575
TotalEnergies SE	670,261	44,775,223
Trigano SA	1,996	261,191
*Ubisoft Entertainment SA	31,117	884,105
Valeo SE	78,225	1,028,591
*Vallourec SACA	58,529	700,626
Veolia Environnement SA	170,027	4,642,148
ΩVerallia SA	19,777	642,600
Vicat SACA	5,188	159,028
VIEL & Cie SA	16	134

16

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Vinci SA	110,763	$12,232,201
Virbac SACA	756	216,555
Vivendi SE	181,570	1,622,878
*Voltalia SA, Registered	2,698	22,501
Wavestone	1,883	85,485
*ΩWorldline SA	61,032	772,843
*ΩX-Fab Silicon Foundries SE	16,860	152,192

TOTAL FRANCE		382,494,142

GERMANY — (6.5%)
1&1 AG	9,617	164,880
7C Solarparken AG	12	41
#Adesso SE	165	15,540
adidas AG	26,595	4,700,164
*Adtran Networks SE	2,477	52,312
AIXTRON SE	1,117	31,241
Allgeier SE	4	90
Allianz SE, Registered	69,957	16,334,416
Amadeus Fire AG	321	36,983
Atoss Software AG	1,027	216,023
ΩAumann AG	8	107
Aurubis AG	7,044	578,220
*ΩAuto1 Group SE	20,377	119,324
BASF SE	203,887	9,382,203
Bayer AG, Registered	243,042	10,445,409
Bayerische Motoren Werke AG	80,426	7,449,481
#BayWa AG	843	28,068
Bechtle AG	20,892	929,250
ΩBefesa SA	11,377	331,183
Beiersdorf AG	15,438	2,024,252
Bertrandt AG	4	193
Bijou Brigitte AG	4	147
Bilfinger SE	56,565	2,069,911
*Borussia Dortmund GmbH & Co. KGaA	22,430	88,196
Brenntag SE	47,352	3,509,595
CANCOM SE	10,237	254,499
Carl Zeiss Meditec AG, Class R	6,102	527,210
*CECONOMY AG	60,619	114,693
CENIT AG	8	100
Cewe Stiftung & Co. KGaA	201	18,208
Commerzbank AG	264,928	2,842,305
CompuGroup Medical SE & Co. KGaA	10,855	396,305
Continental AG	28,119	1,826,114
*ΩCovestro AG	56,387	2,842,982
CTS Eventim AG & Co. KGaA	16,610	1,001,618
Daimler Truck Holding AG	129,892	4,066,719
*ΩDelivery Hero SE	8,301	210,317
Dermapharm Holding SE	5,149	198,434
Deutsche Bank AG, Registered	30,520	334,082
Deutsche Bank AG, Registered Sponsored	555,643	6,117,629
Deutsche Boerse AG	38,294	6,282,018
*Deutsche Lufthansa AG, Registered	82,812	578,066
Deutsche Post AG	182,503	7,091,241
Deutsche Telekom AG	855,173	18,507,792
Deutsche Wohnen SE	1,636	35,104
Deutz AG	14,620	59,001
Duerr AG	35,013	716,862
ΩDWS Group GmbH & Co. KGaA	632	18,478
E.ON SE	503,433	5,970,508

17

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,707	$106,269
EDAG Engineering Group AG	4	53
Elmos Semiconductor SE	2,653	173,021
#*Encavis AG	39,549	514,392
Energiekontor AG	1,267	93,344
Evonik Industries AG	53,679	984,988
*Evotec SE	22,035	378,946
*flatexDEGIRO AG	18,956	191,389
*Fraport AG Frankfurt Airport Services Worldwide	8,822	435,752
Freenet AG	34,833	881,438
Fresenius Medical Care AG & Co. KGaA	64,391	2,131,688
Fresenius SE & Co. KGaA	92,750	2,376,420
FUCHS SE	86	2,882
GEA Group AG	45,868	1,562,596
Gerresheimer AG	30,899	2,870,847
GFT Technologies SE	6,273	186,850
*Grand City Properties SA	19,951	177,880
Hannover Rueck SE	13,300	2,928,314
#ΩHapag-Lloyd AG	3,444	495,448
Heidelberg Materials AG	39,065	2,827,667
#*Heidelberger Druckmaschinen AG	79,474	94,925
Hella GmbH & Co. KGaA	505	38,379
*HelloFresh SE	39,782	864,543
Henkel AG & Co. KGaA	8,598	542,197
Hensoldt AG	11,353	334,805
*Highlight Communications AG	12	35
HOCHTIEF AG	5,015	517,366
#Hornbach Holding AG & Co. KGaA	2,681	159,544
HUGO BOSS AG	44,581	2,596,439
*Hypoport SE	724	88,083
Infineon Technologies AG	294,565	8,554,519
Init Innovation in Traffic Systems SE	4	109
ΩInstone Real Estate Group SE	3,617	20,569
Jenoptik AG	18,801	444,354
ΩJOST Werke SE	2,549	116,663
K+S AG, Registered	62,577	1,049,708
KION Group AG	19,402	591,451
Kloeckner & Co. SE	13,371	136,527
Knaus Tabbert AG	878	40,092
Knorr-Bremse AG	15,914	883,784
Kontron AG	6,698	134,516
Krones AG	3,005	291,584
KWS Saat SE & Co. KGaA	70	3,951
LANXESS AG	4,610	105,252
*LEG Immobilien SE	18,877	1,174,038
Mercedes-Benz Group AG	230,293	13,492,808
Merck KGaA	19,869	2,989,580
#*METRO AG	41,385	262,465
MLP SE	2,308	11,149
MTU Aero Engines AG	14,063	2,631,043
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	24,226	9,692,244
Mutares SE & Co. KGaA	2,659	79,820
#*Nagarro SE	275	19,315
Nemetschek SE	14,068	1,046,844
New Work SE	122	8,717
Nexus AG	474	23,072
#*Nordex SE	18,162	190,552
Norma Group SE	11,633	204,362

18

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
OHB SE	4	$182
PATRIZIA SE	7,272	58,648
Pfeiffer Vacuum Technology AG	652	100,480
ProSiebenSat.1 Media SE	53,979	301,142
Puma SE	26,357	1,484,909
*PVA TePla AG	6,394	96,714
*QIAGEN NV	36,926	1,382,140
*QIAGEN NV	13,830	513,397
Rational AG	1,123	638,021
Rheinmetall AG	21,524	6,151,859
RTL Group SA	1,640	57,136
RWE AG	163,510	6,244,375
Salzgitter AG	9,726	241,796
SAP SE	154,574	20,707,462
SAP SE, Sponsored ADR	456	61,104
ΩScout24 SE	8,068	494,789
Secunet Security Networks AG	339	45,937
#*SGL Carbon SE	17,378	106,446
Siemens AG, Registered	144,412	19,074,406
#*Siemens Energy AG	95,385	843,883
ΩSiemens Healthineers AG	39,716	1,944,513
Siltronic AG	7,163	612,520
Sixt SE	2,859	245,687
#*SMA Solar Technology AG	3,188	194,602
Stabilus SE	8,618	545,645
Stroeer SE & Co. KGaA	5,450	249,091
Suedzucker AG	12,834	193,988
SUESS MicroTec SE	6,631	114,387
Surteco Group SE	4	65
Symrise AG	24,557	2,497,049
Synlab AG	7,345	76,977
*TAG Immobilien AG	51,141	555,968
Takkt AG	765	9,784
Talanx AG	10,156	638,192
*ΩTeamViewer SE	30,610	468,984
Technotrans SE	4	70
Telefonica Deutschland Holding AG	251,798	426,774
thyssenkrupp AG	129,949	900,785
United Internet AG	24,376	506,293
#VERBIO Vereinigte BioEnergie AG	4,606	155,161
*Vitesco Technologies Group AG	4,224	411,207
Volkswagen AG	3,997	459,663
Vonovia SE	158,984	3,646,615
Vossloh AG	809	31,340
Wacker Chemie AG	4,697	573,428
Wacker Neuson SE	8,379	153,220
Wuestenrot & Wuerttembergische AG	520	7,211
*ΩZalando SE	44,627	1,037,289
Zeal Network SE	258	8,318

TOTAL GERMANY		262,542,754

HONG KONG — (1.8%)
AIA Group, Ltd.	2,206,600	19,134,245
*Aidigong Maternal & Child Health, Ltd.	304,000	9,635
ASMPT, Ltd.	112,400	948,087
Bank of East Asia, Ltd. (The)	154,494	183,230
BOC Hong Kong Holdings, Ltd.	955,500	2,527,778
Bright Smart Securities & Commodities Group, Ltd.	262,000	45,204
#ΩBudweiser Brewing Co. APAC, Ltd.	202,700	385,474

19

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
#*Cathay Pacific Airways, Ltd.	399,000	$400,805
Chow Sang Sang Holdings International, Ltd.	51,000	58,661
Chow Tai Fook Jewellery Group, Ltd.	2,010,400	2,836,543
CITIC Telecom International Holdings, Ltd.	541,000	206,040
CK Asset Holdings, Ltd.	454,627	2,271,798
CK Hutchison Holdings, Ltd.	487,500	2,464,104
CK Infrastructure Holdings, Ltd.	98,000	454,017
CK Life Sciences International Holdings, Inc.	2,000	179
#CLP Holdings, Ltd.	443,500	3,244,942
*C-Mer Eye Care Holdings, Ltd.	144,000	70,301
#*Cowell e Holdings, Inc.	60,000	143,854
Dah Sing Banking Group, Ltd.	400	262
Dah Sing Financial Holdings, Ltd.	13,200	29,826
EC Healthcare	12,000	3,757
*Esprit Holdings, Ltd.	2,087,500	88,040
ΩESR Group, Ltd.	240,400	308,465
Far East Consortium International, Ltd.	1,153	237
First Pacific Co., Ltd.	848,000	320,793
*ΩFIT Hon Teng, Ltd.	366,000	49,114
*ΩFrontage Holdings Corp.	94,000	23,426
Galaxy Entertainment Group, Ltd.	171,000	958,304
*»Genting Hong Kong, Ltd.	368,000	3,659
Giordano International, Ltd.	242,000	68,970
Great Eagle Holdings, Ltd.	6,187	10,074
Guotai Junan International Holdings, Ltd.	44,000	3,487
*Haitong International Securities Group, Ltd.	1,016,900	183,246
Hang Lung Group, Ltd.	37,000	49,273
Hang Lung Properties, Ltd.	497,000	655,502
Hang Seng Bank, Ltd.	123,300	1,412,704
*Hao Tian International Construction Investment Group, Ltd.	488,000	61,120
Henderson Land Development Co., Ltd.	351,000	915,114
HK Electric Investments & HK Electric Investments, Ltd.	145,000	80,426
HKBN, Ltd.	550,000	190,489
HKT Trust & HKT, Ltd.	1,097,000	1,135,611
Hong Kong & China Gas Co., Ltd.	601,000	418,609
Hong Kong Exchanges & Clearing, Ltd.	247,400	8,695,013
*Hongkong & Shanghai Hotels, Ltd. (The)	1,000	771
*IGG, Inc.	164,000	57,639
Johnson Electric Holdings, Ltd.	82,009	101,560
K Wah International Holdings, Ltd.	47,000	12,614
Kerry Logistics Network, Ltd.	4,500	3,813
Kerry Properties, Ltd.	200,000	336,375
#Kowloon Development Co., Ltd.	6,000	5,291
KRP Development Holdings, Ltd.	500	59
L’Occitane International SA	105,750	271,653
Luk Fook Holdings International, Ltd.	97,000	240,250
Man Wah Holdings, Ltd.	378,400	235,031
*Melco International Development, Ltd.	289,000	201,295
*MGM China Holdings, Ltd.	8,800	10,920
Modern Dental Group, Ltd.	59,000	25,411
*Mongolian Mining Corp.	171,000	70,152
MTR Corp., Ltd.	190,500	712,129
NagaCorp., Ltd.	100,057	42,966
*NEW Concepts Holdings, Ltd.	32,000	2,863
New World Development Co., Ltd.	179,000	328,050
Nissin Foods Co., Ltd.	45,000	34,334
Pacific Basin Shipping, Ltd.	2,925,000	844,835
Pacific Textiles Holdings, Ltd.	301,000	57,318

20

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
PAX Global Technology, Ltd.	8,000	$5,521
PCCW, Ltd.	916,000	448,365
Perfect Medical Health Management, Ltd.	48,000	22,514
Power Assets Holdings, Ltd.	313,000	1,496,077
PRADA SpA	81,500	489,546
*Sa Sa International Holdings, Ltd.	32,000	4,171
*ΩSamsonite International SA	357,300	1,105,061
*Sands China, Ltd.	348,800	936,124
*Shangri-La Asia, Ltd.	50,000	31,887
*Shun Tak Holdings, Ltd.	258,000	33,632
Sino Land Co., Ltd.	6,487	6,475
SITC International Holdings Co., Ltd.	373,000	573,949
#*SJM Holdings, Ltd.	558,249	193,346
SmarTone Telecommunications Holdings, Ltd.	56,000	29,200
Stella International Holdings, Ltd.	13,500	15,252
Sun Hung Kai Properties, Ltd.	246,500	2,531,283
SUNeVision Holdings, Ltd.	166,000	61,736
Swire Pacific, Ltd., Class A	108,500	694,713
Swire Pacific, Ltd., Class B	77,500	79,534
Swire Properties, Ltd.	288,400	558,032
Techtronic Industries Co., Ltd.	390,500	3,558,348
#*Texhong International Group, Ltd.	77,000	42,020
#*Theme International Holdings, Ltd.	610,000	45,216
Town Health International Medical Group, Ltd.	72,000	2,945
United Laboratories International Holdings, Ltd. (The)	778,000	794,446
Value Partners Group, Ltd.	248,000	85,576
Vesync Co., Ltd.	87,000	54,816
Vitasoy International Holdings, Ltd.	176,000	216,834
*ΩVPower Group International Holdings, Ltd.	1,004	56
VSTECS Holdings, Ltd.	310,000	156,494
VTech Holdings, Ltd.	52,400	305,040
Wang On Group, Ltd.	20,000	105
ΩWH Group, Ltd.	5,960,260	3,557,295
Wharf Real Estate Investment Co., Ltd.	346,000	1,209,404
*Wynn Macau, Ltd.	57,600	50,867
Xinyi Glass Holdings, Ltd.	108,296	124,426
Yue Yuen Industrial Holdings, Ltd.	88,000	103,019
*Zensun Enterprises, Ltd.	64,000	1,366

TOTAL HONG KONG		74,270,438

IRELAND — (0.4%)
AIB Group PLC	296,098	1,281,327
Bank of Ireland Group PLC	281,643	2,515,547
Cairn Homes PLC	54,908	64,654
Dalata Hotel Group PLC	7,983	33,837
FBD Holdings PLC	114	1,410
*Flutter Entertainment PLC	27,796	4,346,843
Glanbia PLC	28,334	445,644
*ΩGlenveagh Properties PLC	67,065	64,650
Irish Continental Group PLC	10,878	49,442
Kerry Group PLC, Class A	36,267	2,793,809
Kingspan Group PLC	27,095	1,818,037
*Permanent TSB Group Holdings PLC	92	183
Smurfit Kappa Group PLC	67,561	2,195,213

TOTAL IRELAND		15,610,596

ISRAEL — (0.5%)
*AFI Properties, Ltd.	16	431
Africa Israel Residences, Ltd.	4	169

21

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
*Airport City, Ltd.	8,464	$111,115
Alrov Properties and Lodgings, Ltd.	4	113
Amot Investments, Ltd.	42,490	177,709
Arad, Ltd.	8	113
*Ashdod Refinery, Ltd.	847	16,617
Ashtrom Group, Ltd.	24	258
Azrieli Group, Ltd.	1,834	78,745
Bank Hapoalim BM	298,480	2,130,024
Bank Leumi Le-Israel BM	433,442	2,784,580
Bezeq The Israeli Telecommunication Corp., Ltd.	1,522,072	1,871,386
*Big Shopping Centers, Ltd.	1,118	78,208
Blue Square Real Estate, Ltd.	4	196
*Camtek, Ltd.	4,289	222,107
*Cellcom Israel, Ltd.	9,021	22,185
*Clal Insurance Enterprises Holdings, Ltd.	15,865	197,962
Danel Adir Yeoshua, Ltd.	1,337	95,808
Delek Group, Ltd.	2,695	293,778
Delta Galil, Ltd.	1,998	63,068
*El Al Israel Airlines	17,845	12,695
Elbit Systems, Ltd.	2,851	528,755
Elbit Systems, Ltd.	310	57,821
Electra Consumer Products 1970, Ltd.	2,389	34,593
Electra Real Estate, Ltd.	1,061	8,537
Energix-Renewable Energies, Ltd.	25,055	60,836
*Enlight Renewable Energy, Ltd.	6,308	84,836
*Equital, Ltd.	12,395	269,283
*Fattal Holdings 1998, Ltd.	225	18,593
First International Bank Of Israel, Ltd. (The)	15,508	527,085
Formula Systems 1985, Ltd.	2,281	129,173
Fox Wizel, Ltd.	1,934	109,714
Gav-Yam Lands Corp., Ltd.	141	795
Harel Insurance Investments & Financial Services, Ltd.	22,280	142,859
Hilan, Ltd.	2,650	113,715
ICL Group, Ltd.	153,752	744,902
IDI Insurance Co., Ltd.	816	15,949
Isracard, Ltd.	4,817	15,003
Israel Canada T.R, Ltd.	21,408	44,980
Israel Discount Bank, Ltd., Class A	494,650	2,170,295
Isras Investment Co., Ltd.	393	66,407
*Kamada, Ltd.	20	87
Magic Software Enterprises, Ltd.	20	199
Matrix IT, Ltd.	5,375	90,705
Maytronics, Ltd.	10,662	99,094
Mediterranean Towers, Ltd.	48	83
Mega Or Holdings, Ltd.	16	219
Menora Mivtachim Holdings, Ltd.	20	398
Migdal Insurance & Financial Holdings, Ltd.	9,952	9,348
Mivne Real Estate KD, Ltd.	131,641	283,779
Mizrahi Tefahot Bank, Ltd.	33,961	1,049,332
*Nice, Ltd.	5,733	885,129
*Nice, Ltd., Sponsored ADR	1,841	284,158
*Nova, Ltd.	6,157	585,787
*Nova, Ltd.	598	56,792
Oil Refineries, Ltd.	784,634	214,897
One Software Technologies, Ltd.	2,243	22,749
*OPC Energy, Ltd.	2,780	15,070
*Partner Communications Co., Ltd.	13,761	49,968
*Paz Oil Co., Ltd.	847	60,151

22

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
*Perion Network, Ltd.	6,345	$162,799
Phoenix Holdings, Ltd. (The)	35,441	300,747
Plasson Industries, Ltd.	4	136
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	3,028	163,168
Retailors, Ltd.	635	10,987
*Scope Metals Group, Ltd.	384	9,881
Shapir Engineering and Industry, Ltd.	7,835	41,988
*Shikun & Binui, Ltd.	16,772	37,893
*Shufersal, Ltd.	12,454	52,426
*Strauss Group, Ltd.	5,936	109,841
*Tel Aviv Stock Exchange, Ltd.	5,448	24,240
Telsys, Ltd.	2	135
*Teva Pharmaceutical Industries, Ltd.	46,326	391,742
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	100,674	863,783
*Tower Semiconductor, Ltd.	13,615	314,970
YH Dimri Construction & Development, Ltd.	4	215

TOTAL ISRAEL		19,494,294

ITALY — (2.6%)
A2A SpA	342,702	641,522
ACEA SpA	11,448	137,584
Amplifon SpA	35,337	995,040
ΩAnima Holding SpA	379,928	1,548,514
#Aquafil SpA	12	31
Ariston Holding NV	19,905	111,300
Arnoldo Mondadori Editore SpA	7,771	17,003
Assicurazioni Generali SpA	233,914	4,634,665
#*Avio SpA	12	93
Azimut Holding SpA	79,843	1,677,760
Banca Generali SpA	14,028	454,023
Banca IFIS SpA	9,452	161,152
Banca Mediolanum SpA	33,341	271,572
*Banca Monte dei Paschi di Siena SpA	110,234	297,237
Banca Popolare di Sondrio SpA	123,447	671,993
Banco BPM SpA	588,039	2,997,782
Banco di Desio e della Brianza SpA	40	139
Biesse SpA	4,540	47,940
BPER Banca	320,253	1,038,883
Brembo SpA	26,102	280,038
Brunello Cucinelli SpA	9,188	736,637
Buzzi SpA	21,733	574,297
Cairo Communication SpA	44	75
ΩCarel Industries SpA	2,381	49,529
Cementir Holding NV	40	333
Credito Emiliano SpA	17,134	138,547
d’Amico International Shipping SA	22,262	116,714
Danieli & C Officine Meccaniche SpA	9,481	191,009
Danieli & C Officine Meccaniche SpA	3,247	85,802
Davide Campari-Milano NV, Class M	75,420	831,472
De’ Longhi SpA	1,443	32,213
DiaSorin SpA	1,652	147,552
Digital Bros SpA	4	46
#ΩdoValue SpA	14,014	48,142
Elica SpA	12	22
Emak SpA	40	38
ΩEnav SpA	91,677	304,663
Enel SpA	1,936,015	12,253,700
Eni SpA	562,887	9,179,258
ERG SpA	12,808	314,084

23

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Esprinet SpA	13,280	$62,605
Ferrari NV	18,952	5,716,681
Ferrari NV	4,609	1,390,880
Fila SpA	2,283	17,109
FinecoBank Banca Fineco SpA	138,206	1,623,727
FNM SpA	100	43
*Geox SpA	64	42
Gruppo MutuiOnline SpA	3,295	92,643
Hera SpA	199,445	559,501
Illimity Bank SpA	14,444	73,497
ΩInfrastrutture Wireless Italiane SpA	48,032	523,947
Interpump Group SpA	12,552	522,740
Intesa Sanpaolo SpA	2,332,077	6,055,310
Iren SpA	122,342	244,278
Italgas SpA	111,601	565,985
*Iveco Group NV	53,923	453,353
Leonardo SpA	90,417	1,360,455
LU-VE SpA	4	75
Maire Tecnimont SpA	38,493	178,617
#Mediobanca Banca di Credito Finanziario SpA	130,868	1,558,957
MFE-Mediaforeurope NV, Class A	71,789	130,091
#MFE-Mediaforeurope NV, Class B	13,671	36,198
Moncler SpA	48,889	2,529,018
*ΩNexi SpA	147,122	851,565
Openjobmetis Spa agenzia per il lavoro	8	77
Orsero SpA	2,072	32,326
ΩOVS SpA	82,740	146,140
Piaggio & C SpA	50,699	136,009
ΩPiovan SpA	12	108
ΩPirelli & C SpA	65,577	291,193
ΩPoste Italiane SpA	108,168	1,067,880
Prysmian SpA	49,090	1,831,140
ΩRAI Way SpA	16,361	81,280
Recordati Industria Chimica e Farmaceutica SpA	53,875	2,482,850
Reply SpA	4,438	416,794
Rizzoli Corriere Della Sera Mediagroup SpA	108	80
*Safilo Group SpA	96	78
Salcef Group SpA	1,124	26,672
Salvatore Ferragamo SpA	10,642	129,809
Sanlorenzo SpA	976	34,663
Saras SpA	408,198	592,188
Sesa SpA	2,680	269,821
Snam SpA	440,406	2,015,663
*Sogefi SpA	48	79
SOL SpA	2,391	68,743
Stellantis NV	86,124	1,602,188
Stellantis NV	13,994	260,452
#Stellantis NV	482,704	9,016,911
ΩTechnogym SpA	31,269	234,831
*Technoprobe SpA	9,464	68,774
#*Telecom Italia SpA/Milano	2,957,648	763,117
*Tenaris SA	75,669	1,195,338
Tenaris SA, Sponsored ADR	16,671	522,136
Terna - Rete Elettrica Nazionale	350,456	2,676,752
*Tessellis SpA	21	7
*Tod’s SpA	2,524	84,305
UniCredit SpA	438,982	10,962,138
Unipol Gruppo SpA	107,861	582,817

24

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
UnipolSai Assicurazioni SpA	17,319	$40,969
#Webuild SpA	52,305	94,098
Wiit SpA	2,070	32,339
Zignago Vetro SpA	2,593	33,876

TOTAL ITALY		103,330,362

JAPAN — (22.6%)
&Do Holdings Co., Ltd.	2,300	14,929
77 Bank, Ltd. (The)	16,100	354,541
A&D HOLON Holdings Co., Ltd.	9,100	90,492
ABC-Mart, Inc.	17,300	266,220
*Access Co., Ltd.	8,700	43,315
#AD Works Group Co., Ltd.	8,600	14,424
Adastria Co., Ltd.	7,400	153,917
ADEKA Corp.	23,500	387,774
Adtec Plasma Technology Co., Ltd.	1,300	11,837
Advanced Media, Inc.	400	3,600
Advantest Corp.	168,300	4,239,589
Aeon Co., Ltd.	168,800	3,529,926
Aeon Delight Co., Ltd.	2,800	61,382
#Aeon Fantasy Co., Ltd.	2,200	39,033
Aeon Hokkaido Corp.	12,000	69,491
Aeon Mall Co., Ltd.	30,100	340,462
AGC, Inc.	72,400	2,443,372
#Ahresty Corp.	9,400	45,434
Ai Holdings Corp.	2,000	30,638
Aica Kogyo Co., Ltd.	13,500	308,251
Aichi Financial Group, Inc.	433	6,739
Aichi Steel Corp.	2,300	53,079
Aida Engineering, Ltd.	10,200	59,808
Ain Holdings, Inc.	7,001	196,099
Air Water, Inc.	67,200	841,525
Airport Facilities Co., Ltd.	3,400	12,572
Airtech Japan, Ltd.	1,500	13,589
Airtrip Corp.	6,000	71,194
Aisan Industry Co., Ltd.	13,100	102,589
Aisin Corp.	39,900	1,370,529
AIT Corp.	3,900	42,362
Ajinomoto Co., Inc.	124,300	4,497,765
*Akebono Brake Industry Co., Ltd.	23,200	18,536
Akita Bank, Ltd. (The)	3,600	49,467
Alconix Corp.	11,000	98,927
Alfresa Holdings Corp.	49,800	785,251
*Allied Telesis Holdings KK	11,400	7,452
Alpen Co., Ltd.	4,200	54,218
Alps Alpine Co., Ltd.	70,000	568,061
Altech Corp.	5,600	94,403
Amada Co., Ltd.	98,700	944,997
Amano Corp.	13,800	279,836
Amvis Holdings, Inc.	9,600	162,087
*ANA Holdings, Inc.	33,600	654,939
Anest Iwata Corp.	10,100	74,294
Anicom Holdings, Inc.	20,600	73,860
Anritsu Corp.	65,900	488,229
AOKI Holdings, Inc.	10,600	68,733
Aoyama Trading Co., Ltd.	241,900	2,395,919
Aoyama Zaisan Networks Co., Ltd.	7,300	50,902
#Aozora Bank, Ltd.	31,100	629,619
Arata Corp.	1,600	58,952

25

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
ARCLANDS Corp.	14,997	$159,729
ARE Holdings, Inc.	22,300	281,244
Arealink Co., Ltd.	3,000	54,218
Argo Graphics, Inc.	3,600	77,850
Arisawa Manufacturing Co., Ltd.	8,500	59,774
As One Corp.	6,600	208,270
Asahi Co., Ltd.	7,356	63,144
Asahi Group Holdings, Ltd.	90,700	3,255,606
Asahi Intecc Co., Ltd.	61,000	1,011,598
Asahi Kasei Corp.	380,700	2,321,228
ASAHI YUKIZAI Corp.	4,100	99,085
Asanuma Corp.	3,300	77,355
Ashimori Industry Co., Ltd.	800	10,840
Asia Pile Holdings Corp.	11,470	55,894
Asics Corp.	41,500	1,295,873
ASKA Pharmaceutical Holdings Co., Ltd.	5,600	63,083
ASKUL Corp.	11,700	151,190
Astellas Pharma, Inc.	472,300	5,925,385
#Astena Holdings Co., Ltd.	1,500	5,339
Asukanet Co., Ltd.	800	3,449
Ateam, Inc.	800	3,222
*Atrae, Inc.	2,400	15,752
Aucnet, Inc.	2,100	24,280
Autobacs Seven Co., Ltd.	19,100	195,610
Avant Group Corp.	8,400	70,220
Avantia Co., Ltd.	200	1,117
Awa Bank, Ltd. (The)	9,800	161,063
Axial Retailing, Inc.	2,800	71,088
Axxzia, Inc.	1,300	8,215
Azbil Corp.	41,200	1,200,811
AZ-COM MARUWA Holdings, Inc.	9,800	133,303
Bandai Namco Holdings, Inc.	123,300	2,526,329
Bando Chemical Industries, Ltd.	9,400	92,979
Bank of Iwate, Ltd. (The)	3,400	61,177
Bank of Nagoya, Ltd. (The)	2,300	91,882
Bank of the Ryukyus, Ltd.	11,900	97,435
Baroque Japan, Ltd.	1,400	7,257
Base Co., Ltd.	2,200	61,085
BayCurrent Consulting, Inc.	33,900	841,428
Beauty Garage, Inc.	1,800	26,457
Beenos, Inc.	3,500	32,632
Belc Co., Ltd.	800	37,294
Bell System24 Holdings, Inc.	11,500	117,320
Belluna Co., Ltd.	14,300	57,787
Benefit One, Inc.	20,000	141,702
Benesse Holdings, Inc.	20,900	246,268
#*Bengo4.com, Inc.	1,200	33,200
Bic Camera, Inc.	22,200	167,550
BIPROGY, Inc.	20,800	515,038
B-Lot Co., Ltd.	4,000	21,077
BML, Inc.	400	7,514
#Bookoff Group Holdings, Ltd.	2,700	18,452
BrainPad, Inc.	2,900	15,472
Bridgestone Corp.	135,900	5,085,313
Broadmedia Corp.	4,600	44,042
Brother Industries, Ltd.	63,100	974,551
Bunka Shutter Co., Ltd.	14,700	123,078
Business Brain Showa-Ota, Inc.	800	11,093

26

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
C Uyemura & Co., Ltd.	800	$43,105
Calbee, Inc.	18,300	351,028
Canon Electronics, Inc.	5,300	67,123
Canon Marketing Japan, Inc.	2,500	59,411
Canon, Inc.	137,400	3,221,680
Canon, Inc., Sponsored ADR	73,500	1,733,130
Capcom Co., Ltd.	45,500	1,453,825
Career Design Center Co., Ltd.	2,100	26,832
#Careerlink Co., Ltd.	2,600	41,787
#Carenet, Inc.	5,900	33,348
Carlit Holdings Co., Ltd.	6,500	41,504
Carta Holdings, Inc.	1,500	11,777
Casio Computer Co., Ltd.	38,800	307,951
Cawachi, Ltd.	3,000	49,978
Celsys, Inc.	8,600	39,012
Central Glass Co., Ltd.	7,100	133,238
Central Japan Railway Co.	121,900	2,733,483
#Ceres, Inc.	1,000	6,167
#Change Holdings, Inc.	10,200	102,509
Charm Care Corp. KK	4,700	33,952
Chiba Bank, Ltd. (The)	116,100	858,225
Chiba Kogyo Bank, Ltd. (The)	13,400	86,357
Chikaranomoto Holdings Co., Ltd.	5,000	61,772
*Chiyoda Corp.	44,000	102,559
Chori Co., Ltd.	2,000	38,377
Chubu Electric Power Co., Inc.	162,100	1,950,723
Chubu Shiryo Co., Ltd.	1,300	9,314
Chuetsu Pulp & Paper Co., Ltd.	1,100	9,820
Chugai Pharmaceutical Co., Ltd.	180,000	5,300,934
Chugin Financial Group, Inc.	41,900	331,587
Chugoku Electric Power Co., Inc. (The)	70,500	438,190
Chugoku Marine Paints, Ltd.	7,900	70,787
CI Takiron Corp.	12,100	46,340
Citizen Watch Co., Ltd.	91,800	529,178
CKD Corp.	14,700	182,773
#CMIC Holdings Co., Ltd.	3,600	40,530
CMK Corp.	14,300	62,225
Coca-Cola Bottlers Japan Holdings, Inc.	34,300	457,273
Colowide Co., Ltd.	18,100	280,024
Computer Engineering & Consulting, Ltd.	7,900	80,489
COMSYS Holdings Corp.	24,000	490,317
Comture Corp.	8,500	112,140
Concordia Financial Group, Ltd.	345,500	1,588,965
Copro-Holdings Co., Ltd.	400	2,966
Cosmo Energy Holdings Co., Ltd.	18,900	686,388
#Cosmos Pharmaceutical Corp.	4,300	445,630
CRE, Inc.	2,300	23,798
Create Restaurants Holdings, Inc.	60,600	417,752
Create SD Holdings Co., Ltd.	5,500	117,122
Creek & River Co., Ltd.	3,000	38,727
Cresco, Ltd.	1,400	15,170
Cross Marketing Group, Inc.	1,400	6,184
*CrowdWorks, Inc.	700	5,773
CTI Engineering Co., Ltd.	2,500	74,449
Curves Holdings Co., Ltd.	19,500	84,209
*Cyber Security Cloud, Inc.	1,100	14,657
#CyberAgent, Inc.	73,300	382,218
Cybozu, Inc.	10,200	125,812

27

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Daicel Corp.	72,000	$605,923
Daido Metal Co., Ltd.	2,800	9,688
Daido Steel Co., Ltd.	8,000	309,446
Daifuku Co., Ltd.	76,000	1,237,769
Daihatsu Diesel Manufacturing Co., Ltd.	2,200	12,101
Daihen Corp.	5,500	171,415
Daiho Corp.	600	15,233
Daiichi Jitsugyo Co., Ltd.	1,500	19,185
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	6,300	38,355
Dai-ichi Life Holdings, Inc.	189,000	3,963,578
Daiichi Sankyo Co., Ltd.	178,200	4,539,573
Daiichikosho Co., Ltd.	19,500	285,589
Daiki Aluminium Industry Co., Ltd.	9,800	80,434
Daikin Industries, Ltd.	46,000	6,569,910
Daikoku Denki Co., Ltd.	2,800	80,887
Daikokutenbussan Co., Ltd.	1,600	67,298
Daikyonishikawa Corp.	14,000	69,332
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	700	10,058
Daio Paper Corp.	22,100	180,366
Daiseki Co., Ltd.	10,500	286,688
Daiseki Eco. Solution Co., Ltd.	1,300	8,258
Daishi Hokuetsu Financial Group, Inc.	10,100	261,095
Daishinku Corp.	10,300	49,308
Daito Pharmaceutical Co., Ltd.	1,100	13,967
Daito Trust Construction Co., Ltd.	18,401	1,962,271
Daitron Co., Ltd.	1,200	22,670
Daiwa House Industry Co., Ltd.	141,800	3,864,166
Daiwa Securities Group, Inc.	347,100	1,980,220
Daiwabo Holdings Co., Ltd.	22,600	424,333
DCM Holdings Co., Ltd.	63,500	493,928
*DD GROUP Co., Ltd.	2,900	25,985
Dear Life Co., Ltd.	13,600	67,172
Denka Co., Ltd.	27,500	492,728
Denso Corp.	288,000	4,182,746
Dentsu Group, Inc.	50,000	1,436,165
Descente, Ltd.	600	16,501
Dexerials Corp.	15,000	335,865
DIC Corp.	24,700	386,129
Digital Arts, Inc.	4,100	112,080
Digital Hearts Holdings Co., Ltd.	2,400	14,453
Digital Information Technologies Corp.	3,400	35,382
dip Corp.	5,200	101,978
Direct Marketing MiX, Inc.	6,000	16,006
Disco Corp.	19,400	3,350,437
DMG Mori Co., Ltd.	39,400	642,466
Doutor Nichires Holdings Co., Ltd.	8,800	126,499
Dowa Holdings Co., Ltd.	18,100	547,141
DTS Corp.	9,100	184,770
Eagle Industry Co., Ltd.	7,200	77,636
Earth Corp.	500	16,376
East Japan Railway Co.	57,000	2,962,818
Ebara Corp.	29,600	1,289,973
Ebara Jitsugyo Co., Ltd.	200	3,476
EDION Corp.	20,700	205,845
EF-ON, Inc.	800	2,509
eGuarantee, Inc.	10,700	122,159
E-Guardian, Inc.	600	6,569
Ehime Bank, Ltd. (The)	7,400	54,433

28

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Eiken Chemical Co., Ltd.	11,100	$108,841
Eisai Co., Ltd.	14,700	772,734
Elan Corp.	10,300	50,465
Elecom Co., Ltd.	6,600	74,173
Electric Power Development Co., Ltd.	29,900	455,968
Elematec Corp.	5,000	56,291
en Japan, Inc.	7,300	107,491
Endo Lighting Corp.	3,100	24,113
ENEOS Holdings, Inc.	1,697,300	6,250,350
Enomoto Co., Ltd.	1,600	16,133
#Envipro Holdings, Inc.	2,800	11,648
#eRex Co., Ltd.	3,500	17,102
ERI Holdings Co., Ltd.	900	9,568
ES-Con Japan, Ltd.	10,300	59,714
Eslead Corp.	800	16,376
ESPEC Corp.	4,200	61,012
Exedy Corp.	8,000	132,220
EXEO Group, Inc.	27,200	561,439
Ezaki Glico Co., Ltd.	13,100	379,389
F&M Co., Ltd.	1,400	18,794
FANCL Corp.	16,800	250,095
FANUC Corp.	165,100	3,982,372
Fast Fitness Japan, Inc.	1,100	8,716
Fast Retailing Co., Ltd.	41,000	8,939,351
*FDK Corp.	1,200	6,133
*Feedforce Group, Inc.	1,500	6,884
Ferrotec Holdings Corp.	15,701	271,109
Fibergate, Inc.	3,500	25,976
FIDEA Holdings Co., Ltd.	4,850	51,912
Financial Partners Group Co., Ltd.	45,900	430,071
FINDEX, Inc.	100	547
*Fintech Global, Inc.	39,000	14,679
First Bank of Toyama, Ltd. (The)	14,100	90,869
Fixstars Corp.	10,400	67,230
Food & Life Cos., Ltd.	28,700	479,455
Forum Engineering, Inc.	1,800	15,380
Foster Electric Co., Ltd.	4,800	28,240
FP Corp.	15,300	292,068
France Bed Holdings Co., Ltd.	4,100	32,054
*FreakOut Holdings, Inc.	1,000	5,084
#Freebit Co., Ltd.	2,800	19,062
Freund Corp.	200	1,045
Frontier Management, Inc.	500	5,266
F-Tech, Inc.	4,400	20,105
Fudo Tetra Corp.	4,024	53,327
Fuji Corp.	3,500	39,103
Fuji Corp.	20,500	305,446
Fuji Electric Co., Ltd.	40,000	1,499,686
Fuji Kyuko Co., Ltd.	4,900	137,023
Fuji Oil Co., Ltd.	9,000	18,779
Fuji Oil Holdings, Inc.	12,900	203,621
Fuji Pharma Co., Ltd.	5,100	39,232
Fuji Seal International, Inc.	13,400	148,029
Fuji Soft, Inc.	10,800	385,090
Fujibo Holdings, Inc.	1,000	22,649
Fujicco Co., Ltd.	3,600	46,306
FUJIFILM Holdings Corp.	65,200	3,531,550
Fujikura Composites, Inc.	5,400	41,718

29

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fujikura, Ltd.	340,400	$2,407,266
Fujimi, Inc.	10,800	212,299
Fujimori Kogyo Co., Ltd.	800	19,968
Fujisash Co., Ltd.	12,900	6,133
*Fujita Kanko, Inc.	2,700	73,631
Fujitsu General, Ltd.	10,300	182,271
Fujitsu, Ltd.	43,400	5,563,809
Fujiya Co., Ltd.	1,600	26,349
FuKoKu Co., Ltd.	2,200	21,122
Fukuda Corp.	100	3,222
Fukui Bank, Ltd. (The)	3,300	35,278
Fukui Computer Holdings, Inc.	5,099	86,731
Fukuoka Financial Group, Inc.	43,200	1,128,742
Fukushima Galilei Co., Ltd.	1,400	45,805
Fukuyama Transporting Co., Ltd.	2,200	59,560
FULLCAST Holdings Co., Ltd.	8,100	90,550
Funai Soken Holdings, Inc.	7,700	125,228
Furukawa Battery Co., Ltd. (The)	4,400	25,712
Furukawa Co., Ltd.	7,900	110,014
Furukawa Electric Co., Ltd.	21,000	311,024
Furuno Electric Co., Ltd.	6,800	73,907
Furuya Metal Co., Ltd.	1,500	95,678
Furyu Corp.	7,100	74,167
Fuso Chemical Co., Ltd.	5,300	141,910
Futaba Industrial Co., Ltd.	21,700	105,745
Future Corp.	12,700	143,315
G-7 Holdings, Inc.	8,800	66,649
*GA Technologies Co., Ltd.	7,100	52,742
Gakken Holdings Co., Ltd.	9,700	53,738
#Genki Sushi Co., Ltd.	3,200	55,297
Genky DrugStores Co., Ltd.	3,200	121,285
Geo Holdings Corp.	45,300	700,835
Gift Holdings, Inc.	2,800	39,806
*giftee, Inc.	3,100	26,078
Giken, Ltd.	4,400	51,715
GLOBERIDE, Inc.	5,900	75,306
Glory, Ltd.	10,900	201,273
Glosel Co., Ltd.	5,100	15,154
#GMO Financial Gate, Inc.	1,100	60,722
GMO Financial Holdings, Inc.	12,800	57,727
GMO GlobalSign Holdings KK	1,500	25,019
GMO Payment Gateway, Inc.	8,600	339,923
#*GNI Group, Ltd.	14,100	184,996
Godo Steel, Ltd.	2,200	62,901
Goldwin, Inc.	5,800	362,067
Good Com Asset Co., Ltd.	2,200	12,537
Greens Co., Ltd.	2,700	27,990
gremz, Inc.	2,900	37,915
GS Yuasa Corp.	22,600	359,120
GSI Creos Corp.	1,600	20,897
G-Tekt Corp.	7,000	80,749
#Gumi, Inc.	4,900	12,942
Gunma Bank, Ltd. (The)	105,500	505,748
Gunze, Ltd.	3,700	110,307
H.U. Group Holdings, Inc.	20,100	336,117
H2O Retailing Corp.	27,000	287,035
Hachijuni Bank, Ltd. (The)	141,400	796,796
Hagihara Industries, Inc.	2,700	28,614

30

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hagiwara Electric Holdings Co., Ltd.	2,200	$62,755
Hakuhodo DY Holdings, Inc.	62,100	497,595
Hakuto Co., Ltd.	2,700	90,211
Halows Co., Ltd.	1,800	50,157
Hamakyorex Co., Ltd.	3,000	74,383
Hamamatsu Photonics KK	34,700	1,273,254
#Hamee Corp.	800	4,902
Hankyu Hanshin Holdings, Inc.	65,300	2,038,186
Hanwa Co., Ltd.	10,700	318,644
Happinet Corp.	5,300	89,135
Hard Off Corp. Co., Ltd.	2,000	19,281
Harmonic Drive Systems, Inc.	10,200	218,218
Haseko Corp.	206,700	2,525,659
Hazama Ando Corp.	40,600	311,782
Heiwa Corp.	17,100	240,729
Heiwa Real Estate Co., Ltd.	1,200	30,466
Heiwado Co., Ltd.	5,300	86,161
*Hino Motors, Ltd.	93,400	268,152
Hioki EE Corp.	3,200	137,766
Hirata Corp.	100	4,490
Hirogin Holdings, Inc.	75,800	477,538
Hirose Electric Co., Ltd.	7,300	817,029
Hiroshima Gas Co., Ltd.	100	263
Hitachi Construction Machinery Co., Ltd.	36,000	915,659
Hitachi Zosen Corp.	56,300	290,338
Hitachi, Ltd.	195,900	12,258,868
Hogy Medical Co., Ltd.	6,900	148,757
Hokkaido Electric Power Co., Inc.	76,900	321,218
Hokko Chemical Industry Co., Ltd.	3,200	19,545
Hokkoku Financial Holdings, Inc.	4,300	140,972
#Hokuetsu Corp.	34,500	262,432
Hokuetsu Industries Co., Ltd.	7,000	89,161
Hokuhoku Financial Group, Inc.	32,300	372,918
Hokuriku Electric Industry Co., Ltd.	1,700	15,109
*Hokuriku Electric Power Co.	36,300	178,977
Hokuto Corp.	4,700	56,327
Honda Motor Co., Ltd.	416,800	4,146,120
#Honda Motor Co., Ltd., Sponsored ADR	219,267	6,742,460
H-One Co., Ltd.	100	506
Honeys Holdings Co., Ltd.	7,100	71,120
Hoosiers Holdings Co., Ltd.	7,300	51,239
Horiba, Ltd.	11,000	548,892
Hoshizaki Corp.	23,600	755,474
Hosokawa Micron Corp.	3,300	91,736
#Hotland Co., Ltd.	4,200	55,105
House Foods Group, Inc.	15,100	317,365
#Howa Machinery, Ltd.	800	3,988
Hoya Corp.	70,100	6,635,303
HS Holdings Co., Ltd.	2,900	19,321
Hulic Co., Ltd.	113,600	1,032,898
Hyakugo Bank, Ltd. (The)	55,600	208,163
Hyakujushi Bank, Ltd. (The)	6,300	118,891
Ibiden Co., Ltd.	33,500	1,402,645
IBJ, Inc.	4,000	16,957
Ichigo, Inc.	12,700	27,506
Ichikoh Industries, Ltd.	15,300	52,837
Ichinen Holdings Co., Ltd.	4,700	42,921
Ichiyoshi Securities Co., Ltd.	7,400	34,155

31

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
IDEA Consultants, Inc.	100	$1,073
IDEC Corp.	10,300	182,407
Idemitsu Kosan Co., Ltd.	64,500	1,456,142
IDOM, Inc.	263,600	1,576,953
IHI Corp.	70,200	1,327,563
Iida Group Holdings Co., Ltd.	26,100	401,379
Iino Kaiun Kaisha, Ltd.	112,000	792,789
IKK Holdings, Inc.	1,600	6,835
I’ll, Inc.	3,500	84,585
IMAGICA GROUP, Inc.	5,000	19,413
i-mobile Co., Ltd.	5,700	17,652
Inaba Seisakusho Co., Ltd.	1,900	18,894
Inabata & Co., Ltd.	9,800	202,542
*I-NE Co., Ltd.	1,800	33,434
I-Net Corp.	100	1,060
Infocom Corp.	5,300	87,385
Infomart Corp.	23,600	55,632
Information Services International-Dentsu, Ltd.	4,000	134,438
INFRONEER Holdings, Inc.	68,000	712,351
Inpex Corp.	301,000	4,337,763
Insource Co., Ltd.	13,900	80,769
#Intage Holdings, Inc.	6,000	65,727
Integrated Design & Engineering Holdings Co., Ltd.	300	6,616
#Intelligent Wave, Inc.	3,500	20,037
Inter Action Corp.	2,100	14,116
Internet Initiative Japan, Inc.	27,300	437,049
#Inui Global Logistics Co., Ltd.	800	6,423
I-PEX, Inc.	2,800	26,864
#IPS, Inc.	1,900	32,983
IR Japan Holdings, Ltd.	2,200	19,538
Iriso Electronics Co., Ltd.	6,500	151,722
I’rom Group Co., Ltd.	1,600	18,119
ISB Corp.	2,100	19,538
#Ise Chemicals Corp.	600	28,882
#Iseki & Co., Ltd.	400	2,876
Isetan Mitsukoshi Holdings, Ltd.	247,600	2,769,549
Ishihara Sangyo Kaisha, Ltd.	13,400	123,696
*Istyle, Inc.	22,800	65,037
Isuzu Motors, Ltd.	188,500	2,066,785
ITmedia, Inc.	1,900	12,872
Ito En, Ltd.	10,400	336,286
#ITOCHU Corp.	249,300	8,844,722
Itochu Enex Co., Ltd.	2,600	25,408
Itochu-Shokuhin Co., Ltd.	100	4,318
Itoham Yonekyu Holdings, Inc.	6,920	190,312
Itoki Corp.	11,300	106,848
IwaiCosmo Holdings, Inc.	4,900	57,883
Iwaki Co., Ltd.	2,700	32,323
Iwatani Corp.	8,300	393,941
Iyogin Holdings, Inc.	80,300	572,909
Izumi Co., Ltd.	10,300	258,648
J Front Retailing Co., Ltd.	67,100	633,805
#J Trust Co., Ltd.	34,300	107,354
JAC Recruitment Co., Ltd.	7,000	110,284
*Jade Group, Inc.	2,000	19,056
*Jamco Corp.	2,100	20,245
Japan Airlines Co., Ltd.	40,400	737,334
Japan Airport Terminal Co., Ltd.	13,800	604,140

32

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Japan Aviation Electronics Industry, Ltd.	13,500	$251,378
*Japan Communications, Inc.	57,000	77,533
Japan Electronic Materials Corp.	2,800	25,403
Japan Elevator Service Holdings Co., Ltd.	15,600	204,470
Japan Exchange Group, Inc.	138,000	2,701,317
*Japan Hospice Holdings, Inc.	2,000	29,621
Japan Investment Adviser Co., Ltd.	3,100	32,853
Japan Lifeline Co., Ltd.	22,100	166,795
Japan Material Co., Ltd.	15,500	214,418
Japan Medical Dynamic Marketing, Inc.	7,900	37,089
Japan Post Holdings Co., Ltd.	376,000	3,311,988
Japan Post Insurance Co., Ltd.	48,000	918,036
Japan Pulp & Paper Co., Ltd.	3,000	93,400
Japan Securities Finance Co., Ltd.	22,100	217,578
Japan Steel Works, Ltd. (The)	16,000	255,987
Japan Tobacco, Inc.	246,200	5,723,993
Japan Transcity Corp.	100	434
Japan Wool Textile Co., Ltd. (The)	22,200	200,679
JBCC Holdings, Inc.	3,900	76,226
JCR Pharmaceuticals Co., Ltd.	5,900	44,568
JCU Corp.	6,900	148,301
JDC Corp.	12,100	48,338
Jeol, Ltd.	14,500	403,084
JFE Holdings, Inc.	185,400	2,551,859
#*JIG-SAW, Inc.	700	17,010
#JINS Holdings, Inc.	5,000	137,013
#JINUSHI Co., Ltd.	2,300	30,328
JK Holdings Co., Ltd.	800	5,050
J-Lease Co., Ltd.	1,000	12,460
JM Holdings Co., Ltd.	3,500	47,677
J-Oil Mills, Inc.	4,900	57,301
Joshin Denki Co., Ltd.	7,800	123,043
Joyful Honda Co., Ltd.	12,600	147,095
JP-Holdings, Inc.	18,900	43,679
JSB Co., Ltd.	3,600	54,531
JSP Corp.	1,900	23,498
JSR Corp.	38,600	1,024,355
JTEKT Corp.	52,800	427,609
Juki Corp.	6,300	24,668
Juroku Financial Group, Inc.	8,400	224,636
Justsystems Corp.	4,100	72,202
JVCKenwood Corp.	326,700	1,389,249
Kadokawa Corp.	16,900	321,886
Kaga Electronics Co., Ltd.	5,500	216,811
Kagome Co., Ltd.	16,900	349,840
Kajima Corp.	110,100	1,802,225
Kakaku.com, Inc.	19,100	182,746
Kaken Pharmaceutical Co., Ltd.	6,100	134,249
Kakiyasu Honten Co., Ltd.	1,200	19,651
#Kamakura Shinsho, Ltd.	8,800	33,586
Kameda Seika Co., Ltd.	1,600	43,105
Kamei Corp.	8,700	89,215
Kamigumi Co., Ltd.	15,400	310,146
Kanaden Corp.	2,900	28,704
Kanamic Network Co., Ltd.	5,800	17,464
Kanamoto Co., Ltd.	12,400	199,373
Kandenko Co., Ltd.	37,900	349,357
Kaneka Corp.	15,400	373,090

33

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kanematsu Corp.	26,600	$355,849
Kanro, Inc.	1,500	22,434
Kansai Electric Power Co., Inc. (The)	174,600	2,221,050
Kansai Paint Co., Ltd.	41,700	605,489
Kanto Denka Kogyo Co., Ltd.	15,700	81,898
Kao Corp.	62,900	2,281,836
#*Kaonavi, Inc.	1,500	20,265
#*Kappa Create Co., Ltd.	3,900	40,817
*Kasai Kogyo Co., Ltd.	3,200	4,606
Katitas Co., Ltd.	8,100	107,344
Kato Sangyo Co., Ltd.	800	22,292
Kato Works Co., Ltd.	2,300	18,194
Kawai Musical Instruments Manufacturing Co., Ltd.	500	12,645
Kawasaki Heavy Industries, Ltd.	54,200	1,178,160
Kawasaki Kisen Kaisha, Ltd.	29,500	1,001,806
KDDI Corp.	375,600	11,128,246
KeePer Technical Laboratory Co., Ltd.	3,400	126,845
Keihan Holdings Co., Ltd.	22,100	535,700
Keihanshin Building Co., Ltd.	7,200	65,560
Keikyu Corp.	40,700	343,455
Keio Corp.	24,000	708,376
Keisei Electric Railway Co., Ltd.	78,400	2,928,514
Keiyo Bank, Ltd. (The)	29,100	130,853
Keiyo Co., Ltd.	900	7,714
Kenko Mayonnaise Co., Ltd.	700	7,220
Kewpie Corp.	22,100	382,987
Keyence Corp.	34,200	13,131,698
KeyHolder, Inc.	600	3,435
KFC Holdings Japan, Ltd.	2,800	55,743
KH Neochem Co., Ltd.	10,500	157,176
Kibun Foods, Inc.	3,700	28,560
Kikkoman Corp.	25,500	1,434,749
Kimura Chemical Plants Co., Ltd.	1,400	6,536
Kintetsu Department Store Co., Ltd.	2,700	50,080
Kintetsu Group Holdings Co., Ltd.	42,800	1,197,987
Kirin Holdings Co., Ltd.	174,500	2,442,159
Ki-Star Real Estate Co., Ltd.	2,900	80,808
Kitagawa Corp.	1,300	12,129
Kitz Corp.	23,700	158,214
Kiyo Bank, Ltd. (The)	19,200	196,253
*KLab, Inc.	7,200	12,408
*KNT-CT Holdings Co., Ltd.	4,000	33,174
Koa Corp.	6,800	64,657
Kobayashi Pharmaceutical Co., Ltd.	9,900	406,603
Kobe Bussan Co., Ltd.	37,300	921,879
Kobe Steel, Ltd.	112,900	1,313,545
Koei Tecmo Holdings Co., Ltd.	28,300	367,006
Kohnan Shoji Co., Ltd.	1,400	36,145
Koito Manufacturing Co., Ltd.	48,000	709,802
#Kojima Co., Ltd.	8,500	36,987
Kokuyo Co., Ltd.	22,600	347,405
Komatsu, Ltd.	226,200	5,172,377
KOMEDA Holdings Co., Ltd.	11,400	207,006
Komehyo Holdings Co., Ltd.	2,600	80,432
Komeri Co., Ltd.	3,800	78,537
Konami Group Corp.	24,800	1,269,763
Konica Minolta, Inc.	298,300	826,483
Konishi Co., Ltd.	4,500	65,965

34

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Konoike Transport Co., Ltd.	8,300	$108,734
Konoshima Chemical Co., Ltd.	800	6,693
#Kosaido Holdings Co., Ltd.	3,200	62,079
Kose Corp.	6,300	412,124
Koshidaka Holdings Co., Ltd.	19,600	137,962
Kotobuki Spirits Co., Ltd.	22,500	296,098
KPP Group Holdings Co., Ltd.	16,700	71,235
Krosaki Harima Corp.	100	6,280
KRS Corp.	200	1,273
K’s Holdings Corp.	194,600	1,805,362
Kubota Corp.	161,200	2,143,727
*Kufu Co., Inc.	600	1,208
Kumagai Gumi Co., Ltd.	8,700	216,574
Kumiai Chemical Industry Co., Ltd.	18,500	133,395
Kuraray Co., Ltd.	96,400	1,094,840
Kureha Corp.	4,400	258,866
Kurimoto, Ltd.	2,200	44,597
Kurita Water Industries, Ltd.	28,900	865,979
Kuriyama Holdings Corp.	300	1,721
Kusuri no Aoki Holdings Co., Ltd.	4,400	285,915
KYB Corp.	4,600	134,101
Kyoei Steel, Ltd.	5,800	72,689
Kyokuto Boeki Kaisha, Ltd.	3,100	36,518
Kyokuto Kaihatsu Kogyo Co., Ltd.	9,000	108,574
Kyorin Pharmaceutical Co., Ltd.	2,900	34,047
Kyoritsu Maintenance Co., Ltd.	9,200	349,545
Kyosan Electric Manufacturing Co., Ltd.	100	318
Kyoto Financial Group, Inc.	12,500	702,400
Kyowa Kirin Co., Ltd.	50,400	784,728
Kyudenko Corp.	11,200	331,685
*Kyushu Electric Power Co., Inc.	96,400	613,492
Kyushu Financial Group, Inc.	88,600	552,328
Kyushu Railway Co.	31,200	634,733
LA Holdings Co., Ltd.	1,500	45,809
LAND Co., Ltd.	163,500	8,637
Lasertec Corp.	20,100	3,345,244
Lawson, Inc.	11,800	568,943
LEC, Inc.	3,600	24,318
*Leopalace21 Corp.	62,500	133,299
Life Corp.	6,400	149,599
#*LIFENET INSURANCE Co.	18,900	119,556
#LIFULL Co., Ltd.	19,000	27,350
LIKE, Inc.	2,200	19,989
Link And Motivation, Inc.	18,000	47,542
Lintec Corp.	10,700	175,360
Lion Corp.	60,100	576,019
LITALICO, Inc.	8,600	114,595
Lixil Corp.	93,700	1,021,484
Loadstar Capital KK	2,500	30,853
Look Holdings, Inc.	1,500	19,809
LY Corp.	652,300	1,646,633
M&A Capital Partners Co., Ltd.	6,000	107,762
M3, Inc.	107,400	1,641,016
Mabuchi Motor Co., Ltd.	13,500	382,773
Macnica Holdings, Inc.	13,900	552,990
Macromill, Inc.	15,200	66,844
Maeda Kosen Co., Ltd.	4,500	86,853
Maezawa Industries, Inc.	300	1,846

35

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Makino Milling Machine Co., Ltd.	7,000	$288,422
Makita Corp.	41,200	1,050,369
Mamiya-Op Co., Ltd.	400	3,970
Management Solutions Co., Ltd.	2,100	35,900
Mandom Corp.	11,200	102,205
Mani, Inc.	16,500	221,769
MarkLines Co., Ltd.	4,600	83,772
Marubeni Corp.	387,400	5,571,377
Marubun Corp.	6,300	45,510
Marudai Food Co., Ltd.	4,700	51,796
Maruha Nichiro Corp.	9,200	156,791
Marui Group Co., Ltd.	46,700	730,666
MARUKA FURUSATO Corp.	4,500	81,624
#Marumae Co., Ltd.	2,900	25,583
Marusan Securities Co., Ltd.	15,800	84,923
Maruwa Co., Ltd./Aichi	2,300	398,052
Maruzen CHI Holdings Co., Ltd.	500	1,083
Maruzen Showa Unyu Co., Ltd.	800	20,020
Marvelous, Inc.	7,200	32,899
Matching Service Japan Co., Ltd.	1,700	12,707
Matsuda Sangyo Co., Ltd.	4,900	84,608
Matsui Securities Co., Ltd.	17,500	86,665
MatsukiyoCocokara & Co.	89,400	1,557,246
Max Co., Ltd.	3,500	58,447
Maxell, Ltd.	35,100	372,682
Mazda Motor Corp.	193,100	1,815,672
#McDonald’s Holdings Co. Japan, Ltd.	16,100	626,161
MCJ Co., Ltd.	26,300	188,074
Mebuki Financial Group, Inc.	265,700	798,267
MEC Co., Ltd.	12,100	270,451
#*Media Do Co., Ltd.	2,200	18,812
Medical Data Vision Co., Ltd.	7,500	32,933
Medipal Holdings Corp.	60,200	1,005,685
MedPeer, Inc.	2,400	13,977
Megachips Corp.	5,100	129,988
Megmilk Snow Brand Co., Ltd.	11,500	184,598
Meidensha Corp.	12,000	185,969
Meiji Electric Industries Co., Ltd.	1,300	11,889
MEIJI Holdings Co., Ltd.	58,600	1,438,640
Meiji Shipping Group Co., Ltd.	4,700	19,893
Meiko Electronics Co., Ltd.	25,200	512,503
MEITEC Group Holdings, Inc.	17,600	306,688
Meiwa Estate Co., Ltd.	3,700	28,365
#Members Co., Ltd.	1,600	12,393
Menicon Co., Ltd.	18,000	206,273
*Mercari, Inc.	29,200	578,621
METAWATER Co., Ltd.	7,100	88,653
Micronics Japan Co., Ltd.	11,200	166,545
#Midac Holdings Co., Ltd.	2,600	30,010
Mie Kotsu Group Holdings, Inc.	15,500	57,519
Mikuni Corp.	5,100	14,379
Milbon Co., Ltd.	5,870	154,148
MIMAKI ENGINEERING Co., Ltd.	4,300	20,812
Mimasu Semiconductor Industry Co., Ltd.	5,200	82,921
MINEBEA MITSUMI, Inc.	171,100	2,631,830
Ministop Co., Ltd.	3,200	32,286
MIRAIT ONE Corp.	28,000	368,662
Mirarth Holdings, Inc.	39,100	113,083

36

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Miroku Jyoho Service Co., Ltd.	7,700	$78,147
MISUMI Group, Inc.	70,200	1,047,356
Mitachi Co., Ltd.	800	5,388
Mitsuba Corp.	12,900	58,433
Mitsubishi Chemical Group Corp.	452,500	2,534,024
Mitsubishi Corp.	220,500	10,126,300
Mitsubishi Electric Corp.	359,500	3,982,048
Mitsubishi Estate Co., Ltd.	223,600	2,825,913
Mitsubishi Gas Chemical Co., Inc.	42,500	568,977
Mitsubishi Heavy Industries, Ltd.	69,700	3,540,113
Mitsubishi Kakoki Kaisha, Ltd.	900	16,004
Mitsubishi Logisnext Co., Ltd.	8,700	67,442
Mitsubishi Logistics Corp.	14,900	385,770
Mitsubishi Materials Corp.	38,400	610,313
Mitsubishi Motors Corp.	251,600	801,757
Mitsubishi Paper Mills, Ltd.	6,100	23,321
Mitsubishi Research Institute, Inc.	2,400	76,860
Mitsubishi Steel Manufacturing Co., Ltd.	3,400	32,127
Mitsubishi UFJ Financial Group, Inc.	2,350,000	19,505,101
Mitsui Chemicals, Inc.	54,100	1,344,239
Mitsui DM Sugar Holdings Co., Ltd.	4,000	80,821
Mitsui E&S Co., Ltd.	851,100	2,309,763
Mitsui Fudosan Co., Ltd.	153,300	3,286,771
Mitsui High-Tec, Inc.	4,300	178,905
#Mitsui Matsushima Holdings Co., Ltd.	3,200	58,360
Mitsui Mining & Smelting Co., Ltd.	19,000	489,161
Mitsui OSK Lines, Ltd.	96,000	2,461,408
Mitsui-Soko Holdings Co., Ltd.	6,700	189,349
Miura Co., Ltd.	13,600	260,739
Miyazaki Bank, Ltd. (The)	1,300	25,074
Mizuho Financial Group, Inc.	459,300	7,719,952
Mizuho Medy Co., Ltd.	700	13,829
Mizuno Corp.	4,200	121,747
*Modec, Inc.	6,800	73,907
Monex Group, Inc.	179,900	780,444
Monogatari Corp. (The)	7,500	201,558
MonotaRO Co., Ltd.	22,600	179,150
MORESCO Corp.	100	815
Morinaga & Co., Ltd.	8,600	309,372
Morinaga Milk Industry Co., Ltd.	13,200	514,159
Morita Holdings Corp.	9,300	94,569
Morito Co., Ltd.	4,600	40,033
MS&AD Insurance Group Holdings, Inc.	72,900	2,644,126
Mugen Estate Co., Ltd.	3,600	24,199
m-up Holdings, Inc.	11,800	94,201
Murata Manufacturing Co., Ltd.	357,500	5,848,369
Musashi Seimitsu Industry Co., Ltd.	17,900	169,609
Musashino Bank, Ltd. (The)	8,400	156,801
Nabtesco Corp.	27,200	475,948
Nachi-Fujikoshi Corp.	5,200	128,416
Nafco Co., Ltd.	2,300	27,990
Nagano Keiki Co., Ltd.	3,500	53,316
Nagase & Co., Ltd.	26,300	394,817
Nagoya Railroad Co., Ltd.	44,200	615,085
Nakanishi, Inc.	18,200	395,979
Nakayama Steel Works, Ltd.	11,300	63,721
#Namura Shipbuilding Co., Ltd.	16,500	85,853
Nankai Electric Railway Co., Ltd.	16,400	312,417

37

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nanto Bank, Ltd. (The)	7,000	$124,798
Natori Co., Ltd.	100	1,319
NEC Corp.	65,000	3,092,377
NEC Networks & System Integration Corp.	56,400	756,370
NET One Systems Co., Ltd.	21,900	332,018
New Art Holdings Co., Ltd.	2,100	24,183
Nexon Co., Ltd.	59,300	1,075,032
#Nextage Co., Ltd.	13,400	183,598
*NexTone, Inc.	1,600	14,326
NGK Insulators, Ltd.	70,300	850,405
NH Foods, Ltd.	19,000	568,325
NHK Spring Co., Ltd.	64,000	446,684
Nichias Corp.	16,500	324,237
Nichiban Co., Ltd.	100	1,208
Nichicon Corp.	16,900	139,266
Nichiden Corp.	2,900	47,853
Nichiha Corp.	6,800	132,906
Nichimo Co., Ltd.	400	10,354
Nichirei Corp.	28,400	612,838
Nichirin Co., Ltd.	200	3,935
NIDEC Corp.	39,200	1,403,171
Nifco, Inc.	18,100	418,423
Nihon Chouzai Co., Ltd.	4,700	43,914
Nihon Dempa Kogyo Co., Ltd.	8,000	63,918
Nihon Denkei Co., Ltd.	700	8,588
Nihon House Holdings Co., Ltd.	900	2,062
Nihon Kohden Corp.	20,300	476,922
Nihon Nohyaku Co., Ltd.	66,900	282,717
*Nihon Yamamura Glass Co., Ltd.	1,200	13,272
Nikkiso Co., Ltd.	107,900	681,834
Nikkon Holdings Co., Ltd.	16,900	355,754
Nikon Corp.	69,900	653,560
Nintendo Co., Ltd.	234,600	9,636,809
Nippn Corp.	13,600	206,454
Nippon Aqua Co., Ltd.	7,000	43,356
Nippon Avionics Co., Ltd.	600	27,931
Nippon Carbide Industries Co., Inc.	1,800	19,991
Nippon Carbon Co., Ltd.	3,146	91,714
*Nippon Chemi-Con Corp.	7,500	62,399
*Nippon Coke & Engineering Co., Ltd.	94,200	69,043
Nippon Concrete Industries Co., Ltd.	100	207
#Nippon Denko Co., Ltd.	936,100	1,786,344
Nippon Electric Glass Co., Ltd.	28,500	565,879
NIPPON EXPRESS HOLDINGS, Inc.	21,000	1,070,349
Nippon Gas Co., Ltd.	28,300	422,412
Nippon Kayaku Co., Ltd.	34,300	291,939
Nippon Kodoshi Corp.	1,700	19,790
Nippon Light Metal Holdings Co., Ltd.	51,800	564,363
Nippon Paint Holdings Co., Ltd.	163,400	1,086,492
*Nippon Paper Industries Co., Ltd.	26,500	228,875
Nippon Parking Development Co., Ltd.	79,000	111,110
Nippon Pillar Packing Co., Ltd.	6,100	149,837
#Nippon Rietec Co., Ltd.	3,400	29,051
Nippon Road Co., Ltd. (The)	2,100	27,400
Nippon Sanso Holdings Corp.	58,000	1,444,207
*Nippon Sheet Glass Co., Ltd.	438,300	1,895,649
Nippon Shinyaku Co., Ltd.	13,300	535,179
Nippon Shokubai Co., Ltd.	4,500	165,951

38

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippon Signal Company, Ltd.	10,400	$63,727
Nippon Soda Co., Ltd.	5,500	195,384
Nippon Steel Corp.	145,400	3,102,993
Nippon Telegraph & Telephone Corp.	6,218,600	7,259,721
Nippon Thompson Co., Ltd.	21,500	75,810
Nippon Yakin Kogyo Co., Ltd.	5,800	152,808
Nippon Yusen KK	136,800	3,321,428
Nipro Corp.	62,000	469,365
Nishimatsu Construction Co., Ltd.	7,000	167,922
Nishimatsuya Chain Co., Ltd.	19,500	249,794
Nishi-Nippon Financial Holdings, Inc.	36,100	425,729
Nishi-Nippon Railroad Co., Ltd.	14,500	232,563
Nishio Holdings Co., Ltd.	1,200	26,346
Nissan Chemical Corp.	31,300	1,259,688
Nissan Motor Co., Ltd.	711,800	2,666,812
Nissei ASB Machine Co., Ltd.	400	12,242
Nissha Co., Ltd.	11,700	120,055
Nisshin Seifun Group, Inc.	44,300	666,058
Nisshinbo Holdings, Inc.	40,200	287,740
Nissin Foods Holdings Co., Ltd.	13,500	1,172,208
Nisso Holdings Co., Ltd.	3,900	19,417
Nissui Corp.	137,600	664,354
Niterra Co., Ltd.	45,500	1,006,471
Nitori Holdings Co., Ltd.	21,200	2,297,151
#Nitta Gelatin, Inc.	1,200	5,380
Nitto Boseki Co., Ltd.	5,800	128,680
Nitto Denko Corp.	40,300	2,576,677
Nitto Kogyo Corp.	6,600	149,480
Nitto Seiko Co., Ltd.	6,600	25,277
Nittoc Construction Co., Ltd.	4,800	33,216
Nittoku Co., Ltd.	1,800	26,148
Noevir Holdings Co., Ltd.	3,000	104,592
NOF Corp.	18,200	713,002
Nohmi Bosai, Ltd.	2,700	32,198
Nomura Holdings, Inc.	149,800	573,601
Nomura Holdings, Inc., Sponsored ADR	691,600	2,676,492
Nomura Micro Science Co., Ltd.	2,300	115,573
Nomura Real Estate Holdings, Inc.	26,800	620,252
Nomura Research Institute, Ltd.	123,100	3,205,827
Noritsu Koki Co., Ltd.	13,400	280,927
Noritz Corp.	8,000	83,304
North Pacific Bank, Ltd.	68,800	174,902
NPC, Inc.	2,100	9,707
NS Solutions Corp.	2,600	75,024
NS United Kaiun Kaisha, Ltd.	8,000	225,560
NSD Co., Ltd.	19,200	331,146
NSK, Ltd.	93,300	496,117
NTN Corp.	1,223,400	2,141,526
NTT Data Group Corp.	233,000	2,836,247
Oat Agrio Co., Ltd.	1,500	18,432
Obara Group, Inc.	500	11,919
Obayashi Corp.	152,100	1,293,571
OBIC Business Consultants Co., Ltd.	5,000	212,817
OBIC Co., Ltd.	9,300	1,366,031
Odakyu Electric Railway Co., Ltd.	81,100	1,146,523
Oenon Holdings, Inc.	7,900	20,709
Ogaki Kyoritsu Bank, Ltd. (The)	10,300	142,620
Ohara, Inc.	1,000	8,280

39

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Oiles Corp.	5,000	$62,927
#*Oisix ra daichi, Inc.	27,300	205,500
Oita Bank, Ltd. (The)	100	1,832
Oji Holdings Corp.	262,900	1,116,906
Okabe Co., Ltd.	800	3,692
Okamoto Industries, Inc.	100	3,434
Okamoto Machine Tool Works, Ltd.	1,000	37,505
Okamura Corp.	14,700	207,234
Okasan Securities Group, Inc.	40,600	181,493
Oki Electric Industry Co., Ltd.	141,900	847,961
Okinawa Cellular Telephone Co.	3,200	67,510
Okinawa Electric Power Co., Inc. (The)	11,700	85,059
Okinawa Financial Group, Inc.	4,900	81,049
OKUMA Corp.	6,800	276,050
Okumura Corp.	7,100	215,656
Okura Industrial Co., Ltd.	600	10,768
Okuwa Co., Ltd.	4,500	25,108
Olympus Corp.	292,800	3,864,817
Omron Corp.	40,900	1,444,038
Onamba Co., Ltd.	1,500	7,795
Ono Pharmaceutical Co., Ltd.	125,500	2,155,821
Onoken Co., Ltd.	5,200	57,410
Onward Holdings Co., Ltd.	36,500	114,481
Ootoya Holdings Co., Ltd.	700	23,804
Open House Group Co., Ltd.	24,900	810,243
Open Up Group, Inc.	14,700	179,958
Optex Group Co., Ltd.	9,700	107,732
*Optim Corp.	4,000	21,552
Optorun Co., Ltd.	10,100	115,042
Oracle Corp.	9,200	648,183
Organo Corp.	6,200	201,215
Oriental Land Co., Ltd.	152,200	4,881,214
Oriental Shiraishi Corp.	57,300	125,992
Oro Co., Ltd.	1,900	25,794
Osaka Gas Co., Ltd.	90,800	1,703,943
Osaka Organic Chemical Industry, Ltd.	3,800	63,582
Osaka Soda Co., Ltd.	900	52,177
#OSAKA Titanium Technologies Co., Ltd.	9,500	199,478
Osaki Electric Co., Ltd.	9,900	41,641
OSG Corp.	24,800	280,022
Otsuka Corp.	23,000	914,715
Otsuka Holdings Co., Ltd.	58,200	1,940,705
Outsourcing, Inc.	33,000	241,216
Oval Corp.	4,000	11,542
Pacific Industrial Co., Ltd.	15,300	138,306
PAL GROUP Holdings Co., Ltd.	10,600	135,785
PALTAC Corp.	5,000	160,454
Pan Pacific International Holdings Corp.	103,300	1,982,511
Panasonic Holdings Corp.	475,000	4,105,616
Paramount Bed Holdings Co., Ltd.	2,000	33,728
*Park24 Co., Ltd.	32,700	365,121
Pasona Group, Inc.	2,700	23,890
PCI Holdings, Inc.	1,300	8,919
Pegasus Co., Ltd.	5,400	18,114
Penta-Ocean Construction Co., Ltd.	439,400	2,563,372
People Dreams & Technologies Group Co., Ltd.	900	9,776
*PeptiDream, Inc.	19,300	138,972
Persol Holdings Co., Ltd.	601,010	890,135

40

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Pharma Foods International Co., Ltd.	8,800	$76,817
PHC Holdings Corp.	4,800	45,133
Pigeon Corp.	35,600	376,228
Pilot Corp.	6,300	211,823
Plus Alpha Consulting Co., Ltd.	2,100	33,266
Pola Orbis Holdings, Inc.	19,800	197,941
Pole To Win Holdings, Inc.	6,600	20,221
*Port, Inc.	800	9,429
Press Kogyo Co., Ltd.	31,600	133,540
Prestige International, Inc.	32,600	131,093
Prima Meat Packers, Ltd.	6,300	95,387
#Procrea Holdings, Inc.	7,846	100,662
Proto Corp.	7,200	58,382
PS Mitsubishi Construction Co., Ltd.	6,100	32,747
Punch Industry Co., Ltd.	2,600	7,382
QB Net Holdings Co., Ltd.	3,700	40,507
Qol Holdings Co., Ltd.	8,600	98,524
Quick Co., Ltd.	4,900	65,098
Raccoon Holdings, Inc.	2,600	12,189
Raito Kogyo Co., Ltd.	13,500	173,825
Raiznext Corp.	100	930
*Raksul, Inc.	15,300	126,890
Rakus Co., Ltd.	16,900	207,114
Rakuten Group, Inc.	168,600	619,872
Rasa Corp.	900	10,085
Rasa Industries, Ltd.	1,600	20,707
Raysum Co., Ltd.	2,500	53,567
Recruit Holdings Co., Ltd.	321,300	9,192,729
Relo Group, Inc.	9,601	94,270
*Renesas Electronics Corp.	357,500	4,616,140
Rengo Co., Ltd.	71,500	470,797
*RENOVA, Inc.	11,700	83,359
Resona Holdings, Inc.	848,500	4,501,765
Resonac Holdings Corp.	50,901	814,208
Resorttrust, Inc.	120,700	1,724,684
Restar Holdings Corp.	6,600	107,251
Retail Partners Co., Ltd.	11,600	130,902
Rheon Automatic Machinery Co., Ltd.	4,700	40,624
Ricoh Co., Ltd.	149,400	1,196,127
Riken Keiki Co., Ltd.	3,100	125,069
Riken Technos Corp.	11,200	63,305
Riken Vitamin Co., Ltd.	6,400	95,084
Ringer Hut Co., Ltd.	2,500	38,050
Rinnai Corp.	23,200	423,343
Riso Kyoiku Co., Ltd.	79,500	132,811
Rohm Co., Ltd.	89,200	1,405,337
Rohto Pharmaceutical Co., Ltd.	40,700	938,455
Rokko Butter Co., Ltd.	300	2,753
Roland Corp.	3,400	97,210
Roland DG Corp.	3,400	73,862
Rorze Corp.	2,400	175,747
Round One Corp.	90,500	324,484
#Royal Holdings Co., Ltd.	7,000	118,650
RS Technologies Co., Ltd.	3,900	60,697
Ryobi, Ltd.	11,500	212,087
RYODEN Corp.	2,200	33,934
Ryohin Keikaku Co., Ltd.	203,800	2,854,909
#Ryosan Co., Ltd.	3,900	121,549

41

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
S Foods, Inc.	5,100	$106,920
Sac’s Bar Holdings, Inc.	2,600	14,352
Saibu Gas Holdings Co., Ltd.	7,400	93,279
Saizeriya Co., Ltd.	6,800	274,793
Sakai Chemical Industry Co., Ltd.	3,300	44,844
Sakai Moving Service Co., Ltd.	6,200	105,254
Sakata INX Corp.	12,600	103,915
#Sakura Internet, Inc.	4,900	37,402
Sala Corp.	7,800	38,010
Samco, Inc.	1,800	48,790
#SAMTY Co., Ltd.	6,200	101,365
San ju San Financial Group, Inc.	5,600	72,364
San-A Co., Ltd.	3,400	104,731
San-Ai Obbli Co., Ltd.	18,700	199,539
Sangetsu Corp.	12,800	238,598
San-In Godo Bank, Ltd. (The)	39,400	269,006
*Sanix, Inc.	6,000	12,836
Sanken Electric Co., Ltd.	7,100	343,080
Sanki Engineering Co., Ltd.	11,000	127,327
Sanko Gosei, Ltd.	7,800	27,503
Sanko Metal Industrial Co., Ltd.	400	12,136
Sankyo Co., Ltd.	12,100	498,877
Sankyo Tateyama, Inc.	5,300	27,647
Sankyu, Inc.	15,800	471,251
Sanoh Industrial Co., Ltd.	8,800	50,611
Sanrio Co., Ltd.	13,400	566,278
Sansei Technologies, Inc.	2,100	15,059
Sansha Electric Manufacturing Co., Ltd.	1,500	11,846
Sanshin Electronics Co., Ltd.	3,400	50,738
Santec Holdings Corp.	1,700	27,547
Santen Pharmaceutical Co., Ltd.	209,300	1,806,991
Sanwa Co., Ltd./Kitahama Chuo-Ku Osaka	800	4,141
Sanwa Holdings Corp.	72,300	963,634
Sanyo Denki Co., Ltd.	3,200	117,059
Sanyo Trading Co., Ltd.	900	7,874
Sapporo Holdings, Ltd.	16,300	570,869
Sato Holdings Corp.	10,400	138,442
Satori Electric Co., Ltd.	3,200	38,963
Sawai Group Holdings Co., Ltd.	12,700	403,026
SB Technology Corp.	2,900	42,587
SBI Global Asset Management Co., Ltd.	1,200	4,247
SBI Holdings, Inc.	51,500	1,097,365
SBS Holdings, Inc.	5,200	91,540
SCREEN Holdings Co., Ltd.	22,500	1,030,176
Scroll Corp.	9,800	60,827
SCSK Corp.	41,000	695,358
Secom Co., Ltd.	36,200	2,497,871
Seed Co., Ltd./Tokyo	2,300	11,922
Sega Sammy Holdings, Inc.	43,400	672,300
Seibu Holdings, Inc.	74,400	721,918
Seikitokyu Kogyo Co., Ltd.	4,600	48,568
Seiko Epson Corp.	87,300	1,196,992
Seiko Group Corp.	8,600	132,766
Seino Holdings Co., Ltd.	28,100	406,253
Seiren Co., Ltd.	10,100	148,254
Sekisui Chemical Co., Ltd.	120,500	1,634,303
Sekisui House, Ltd.	185,600	3,601,825
Senko Group Holdings Co., Ltd.	24,300	166,070

42

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Senshu Electric Co., Ltd.	2,700	$55,000
Senshu Ikeda Holdings, Inc.	668,900	1,559,125
#Septeni Holdings Co., Ltd.	16,000	44,584
SERAKU Co., Ltd.	700	5,708
Seria Co., Ltd.	11,700	162,083
Seven & i Holdings Co., Ltd.	204,600	7,420,963
Seven Bank, Ltd.	239,200	471,150
SG Holdings Co., Ltd.	92,400	1,300,781
*Sharingtechnology, Inc.	6,700	27,031
Sharp Corp.	48,100	298,455
Shibaura Electronics Co., Ltd.	1,500	55,466
Shibaura Machine Co., Ltd.	5,500	134,009
Shibaura Mechatronics Corp.	2,700	114,457
#Shidax Corp.	300	1,444
*SHIFT, Inc.	3,100	555,746
Shiga Bank, Ltd. (The)	7,900	207,092
Shikibo, Ltd.	1,900	13,374
Shikoku Bank, Ltd. (The)	9,400	66,662
Shikoku Electric Power Co., Inc.	32,900	223,432
Shima Seiki Manufacturing, Ltd.	7,300	73,509
Shimadzu Corp.	70,500	1,650,253
Shimano, Inc.	19,800	2,818,112
Shimizu Corp.	123,000	869,841
Shin Nippon Air Technologies Co., Ltd.	100	1,532
#Shin Nippon Biomedical Laboratories, Ltd.	6,500	71,762
Shinagawa Refractories Co., Ltd.	10,000	96,141
Shindengen Electric Manufacturing Co., Ltd.	1,700	31,857
Shin-Etsu Chemical Co., Ltd.	457,800	13,506,226
Shin-Etsu Polymer Co., Ltd.	14,000	125,352
Shinko Electric Industries Co., Ltd.	17,700	557,606
Shinko Shoji Co., Ltd.	8,100	62,203
Shinmaywa Industries, Ltd.	18,400	145,674
Shinnihonseiyaku Co., Ltd.	2,900	28,302
Shinwa Co., Ltd./Nagoya	2,300	36,221
Shionogi & Co., Ltd.	57,200	2,638,954
Ship Healthcare Holdings, Inc.	22,000	337,746
Shiseido Co., Ltd.	52,500	1,650,797
Shizuoka Financial Group, Inc.	105,200	886,710
Shizuoka Gas Co., Ltd.	12,800	86,209
SHO-BOND Holdings Co., Ltd.	8,000	312,721
Shoei Co., Ltd.	11,800	155,287
Shoei Foods Corp.	200	5,639
Showa Sangyo Co., Ltd.	700	13,936
SIGMAXYZ Holdings, Inc.	11,000	100,961
Siix Corp.	11,800	108,693
Simplex Holdings, Inc.	5,800	96,127
Sinfonia Technology Co., Ltd.	8,900	92,382
Sinko Industries, Ltd.	1,300	18,919
SKY Perfect JSAT Holdings, Inc.	44,600	204,380
*Skylark Holdings Co., Ltd.	63,600	934,609
SMC Corp.	7,800	3,537,284
SMS Co., Ltd.	13,900	217,525
Soda Nikka Co., Ltd.	1,800	12,076
Sodick Co., Ltd.	12,000	59,982
SoftBank Corp.	767,900	8,645,181
Softcreate Holdings Corp.	3,300	36,934
Software Service, Inc.	400	22,714
Sohgo Security Services Co., Ltd.	97,400	566,990

43

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sojitz Corp.	59,820	$1,226,854
Solasto Corp.	25,600	98,549
Soliton Systems KK	1,400	10,141
Sompo Holdings, Inc.	45,000	1,933,474
Sony Group Corp.	315,200	25,859,949
Sony Group Corp., ADR	6,400	531,520
Sotetsu Holdings, Inc.	21,300	373,342
*Souken Ace Co., Ltd.	22,000	4,067
#Space Co., Ltd.	300	1,789
Sparx Group Co., Ltd.	6,520	61,736
#S-Pool, Inc.	16,200	37,118
Square Enix Holdings Co., Ltd.	18,600	614,084
SRA Holdings	100	2,156
#*SRE Holdings Corp.	1,700	25,548
Stanley Electric Co., Ltd.	36,200	571,164
Star Mica Holdings Co., Ltd.	6,000	23,929
Star Micronics Co., Ltd.	13,500	160,543
Startia Holdings, Inc.	1,800	15,356
Starts Corp., Inc.	6,900	129,712
Starzen Co., Ltd.	200	3,382
Stella Chemifa Corp.	2,200	46,195
Step Co., Ltd.	1,600	18,330
STI Foods Holdings, Inc.	500	13,289
Strike Co., Ltd.	2,700	65,430
Subaru Corp.	176,200	2,977,872
Sugi Holdings Co., Ltd.	8,100	325,669
SUMCO Corp.	115,200	1,471,901
Sumida Corp.	13,300	112,586
Sumitomo Bakelite Co., Ltd.	9,900	434,255
Sumitomo Chemical Co., Ltd.	315,100	794,798
Sumitomo Corp.	214,900	4,169,723
Sumitomo Electric Industries, Ltd.	245,900	2,547,572
Sumitomo Forestry Co., Ltd.	51,700	1,206,430
Sumitomo Heavy Industries, Ltd.	30,200	682,588
Sumitomo Metal Mining Co., Ltd.	51,700	1,439,250
Sumitomo Mitsui Construction Co., Ltd.	40,700	107,498
Sumitomo Mitsui Financial Group, Inc.	94,100	4,486,130
#Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	756,386	7,314,253
Sumitomo Mitsui Trust Holdings, Inc.	85,300	3,159,781
Sumitomo Osaka Cement Co., Ltd.	7,400	170,677
Sumitomo Pharma Co., Ltd.	57,900	175,866
Sumitomo Realty & Development Co., Ltd.	79,700	1,975,594
Sumitomo Riko Co., Ltd.	14,900	91,990
Sumitomo Rubber Industries, Ltd.	45,700	457,015
Sumitomo Seika Chemicals Co., Ltd.	2,000	60,946
Sumitomo Warehouse Co., Ltd. (The)	13,200	209,882
Sun Frontier Fudousan Co., Ltd.	11,400	109,600
Suncall Corp.	4,000	12,810
Sundrug Co., Ltd.	17,600	475,779
Suntory Beverage & Food, Ltd.	53,600	1,584,871
Sun-Wa Technos Corp.	1,500	21,810
Suruga Bank, Ltd.	560,500	2,376,051
Suzuden Corp.	3,700	51,965
Suzuken Co., Ltd.	17,900	545,350
Suzuki Co., Ltd.	2,500	19,264
Suzuki Motor Corp.	81,200	3,101,197
SWCC Corp.	10,900	149,633
*Synchro Food Co., Ltd.	1,800	6,561

44

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sysmex Corp.	46,800	$2,210,442
System Research Co., Ltd.	1,500	32,091
System Support, Inc.	2,000	25,686
Systena Corp.	51,900	87,388
Syuppin Co., Ltd.	7,700	52,369
T&D Holdings, Inc.	122,800	2,167,011
Tachibana Eletech Co., Ltd.	3,500	61,775
Tachi-S Co., Ltd., Class S	10,100	109,707
Tadano, Ltd.	10,800	80,049
Taihei Dengyo Kaisha, Ltd.	1,100	28,545
Taiheiyo Cement Corp.	51,000	864,958
Taiheiyo Kouhatsu, Inc.	1,300	6,575
Taiho Kogyo Co., Ltd.	2,200	11,229
Taiko Bank, Ltd. (The)	900	8,766
Taisei Corp.	26,700	898,962
Taisei Lamick Co., Ltd.	100	1,964
Taiyo Holdings Co., Ltd.	10,100	162,726
Taiyo Yuden Co., Ltd.	33,300	733,526
Takamatsu Construction Group Co., Ltd.	3,100	56,127
Takaoka Toko Co., Ltd.	1,800	24,342
Takara & Co., Ltd.	3,700	58,464
Takara Bio, Inc.	13,100	114,613
Takara Holdings, Inc.	69,400	573,273
Takara Standard Co., Ltd.	3,200	38,583
Takasago Thermal Engineering Co., Ltd.	12,000	235,254
Takashimaya Co., Ltd.	394,900	5,327,219
#Takasho Co., Ltd.	1,200	4,786
Take And Give Needs Co., Ltd.	2,300	14,170
Takeda Pharmaceutical Co., Ltd.	334,300	8,968,674
Takeuchi Manufacturing Co., Ltd.	9,100	255,373
Takuma Co., Ltd.	5,700	54,650
#Tama Home Co., Ltd.	5,900	132,457
Tamron Co., Ltd.	6,800	182,971
Tamura Corp.	54,900	176,904
Tanseisha Co., Ltd.	7,800	43,521
*Tatsuta Electric Wire and Cable Co., Ltd.	100	456
Tay Two Co., Ltd.	6,900	6,287
Tayca Corp.	1,600	17,802
Tazmo Co., Ltd.	2,000	33,966
TBK Co., Ltd.	3,900	9,683
TDC Soft, Inc.	1,800	18,553
TDK Corp.	120,800	4,433,335
TechMatrix Corp.	13,000	127,558
*TECHNO HORIZON Co., Ltd.	800	2,720
TechnoPro Holdings, Inc.	27,200	528,033
Tecnos Japan, Inc.	2,400	10,713
Teijin, Ltd.	61,500	551,468
Teikoku Electric Manufacturing Co., Ltd.	4,100	64,974
Tera Probe, Inc.	600	17,412
Terumo Corp.	115,500	3,120,777
TESEC Corp.	1,000	16,745
Tess Holdings Co., Ltd.	10,600	33,106
T-Gaia Corp.	5,800	68,821
THK Co., Ltd.	31,400	553,587
TIS, Inc.	64,200	1,358,652
TKC Corp.	5,200	120,347
TOA Corp.	6,500	160,950
Tobishima Corp.	4,500	40,946

45

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tobu Railway Co., Ltd.	41,500	$993,073
Tocalo Co., Ltd.	18,900	168,851
Tochigi Bank, Ltd. (The)	25,700	59,564
Toda Corp.	124,700	688,034
#Toei Animation Co., Ltd.	1,500	133,811
Toho Bank, Ltd. (The)	59,100	113,560
Toho Co., Ltd.	1,600	32,064
Toho Co., Ltd.	26,000	880,887
Toho Gas Co., Ltd.	18,500	316,752
Toho Holdings Co., Ltd.	15,100	339,001
#Toho Titanium Co., Ltd.	5,600	71,884
#Toho Zinc Co., Ltd.	4,300	45,287
Tohoku Electric Power Co., Inc.	112,400	697,727
Tokai Carbon Co., Ltd.	78,600	595,293
Tokai Corp.	800	10,026
TOKAI Holdings Corp.	21,400	137,490
Tokai Rika Co., Ltd.	15,100	233,711
Tokai Tokyo Financial Holdings, Inc.	168,200	566,423
Tokio Marine Holdings, Inc.	380,900	8,407,994
Tokuyama Corp.	26,500	397,382
Tokyo Base Co., Ltd.	5,400	10,376
*Tokyo Electric Power Co. Holdings, Inc.	485,300	2,041,243
Tokyo Electron Device, Ltd.	6,300	159,117
Tokyo Electron, Ltd.	99,392	12,965,030
Tokyo Gas Co., Ltd.	105,300	2,349,425
#Tokyo Individualized Educational Institute, Inc.	2,900	9,613
Tokyo Keiki, Inc.	2,500	24,316
Tokyo Kiraboshi Financial Group, Inc.	19,400	564,277
Tokyo Ohka Kogyo Co., Ltd.	7,700	438,220
Tokyo Rope Manufacturing Co., Ltd.	2,900	26,100
Tokyo Seimitsu Co., Ltd.	11,900	548,699
Tokyo Steel Manufacturing Co., Ltd.	22,500	257,321
Tokyo Tatemono Co., Ltd.	61,900	812,962
Tokyo Tekko Co., Ltd.	2,200	53,386
Tokyotokeiba Co., Ltd.	5,100	130,998
Tokyu Construction Co., Ltd.	61,200	313,183
Tokyu Corp.	120,100	1,348,146
Tokyu Fudosan Holdings Corp.	194,800	1,121,375
Toli Corp.	9,800	21,678
Tomoe Engineering Co., Ltd.	100	1,760
Tomoku Co., Ltd.	3,300	50,880
TOMONY Holdings, Inc.	43,300	144,386
Tomy Co., Ltd.	26,500	362,473
Topcon Corp.	48,400	435,119
Topre Corp.	13,300	140,864
Topy Industries, Ltd.	5,800	92,298
Toray Industries, Inc.	357,000	1,708,565
Toridoll Holdings Corp.	10,800	259,865
Torikizoku Holdings Co., Ltd.	3,100	60,549
Torishima Pump Manufacturing Co., Ltd.	5,700	71,210
Tosei Corp.	10,900	127,537
Toshiba TEC Corp.	6,000	128,958
Tosho Co., Ltd.	3,700	23,674
Tosoh Corp.	70,600	856,598
Totech Corp.	900	28,288
Totetsu Kogyo Co., Ltd.	5,800	112,251
TOTO, Ltd.	33,800	808,593
Towa Bank, Ltd. (The)	8,800	39,164

46

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Towa Corp.	7,000	$235,267
Towa Pharmaceutical Co., Ltd.	7,800	142,511
Toyo Construction Co., Ltd.	2,600	21,099
Toyo Corp.	1,600	13,660
Toyo Denki Seizo KK	100	615
*Toyo Engineering Corp.	8,900	35,084
Toyo Gosei Co., Ltd.	2,000	82,142
Toyo Ink SC Holdings Co., Ltd.	1,700	28,680
Toyo Kanetsu KK	700	15,299
Toyo Machinery & Metal Co., Ltd.	2,100	8,597
Toyo Seikan Group Holdings, Ltd.	32,600	543,531
Toyo Suisan Kaisha, Ltd.	14,400	661,785
Toyo Tanso Co., Ltd.	3,500	116,478
Toyo Tire Corp.	45,300	662,847
Toyobo Co., Ltd.	115,300	768,185
Toyoda Gosei Co., Ltd.	18,400	360,236
Toyota Boshoku Corp.	24,200	414,985
Toyota Motor Corp.	2,129,900	36,425,376
Toyota Tsusho Corp.	45,300	2,364,831
Traders Holdings Co., Ltd.	6,300	25,958
Trancom Co., Ltd.	900	41,183
Transaction Co., Ltd.	4,100	52,602
Transcosmos, Inc.	4,600	92,793
TRE Holdings Corp.	16,824	129,753
Treasure Factory Co., Ltd.	6,000	46,908
Trend Micro, Inc.	49,200	1,832,919
Trenders, Inc.	800	6,170
Tri Chemical Laboratories, Inc.	11,800	246,215
Trusco Nakayama Corp.	7,900	117,943
#Tsubaki Nakashima Co., Ltd.	46,000	222,642
Tsubakimoto Chain Co.	7,000	175,410
Tsuburaya Fields Holdings, Inc.	8,400	89,965
Tsugami Corp.	125,200	884,572
Tsukada Global Holdings, Inc.	600	1,553
Tsukishima Holdings Co., Ltd.	7,500	62,993
Tsukuba Bank, Ltd.	18,400	36,206
Tsumura & Co.	17,300	308,086
Tsuruha Holdings, Inc.	8,200	598,303
Tsuzuki Denki Co., Ltd.	2,600	36,825
UACJ Corp.	10,200	205,421
UBE Corp.	39,600	605,067
Ubicom Holdings, Inc.	2,600	19,760
Uchida Yoko Co., Ltd.	100	4,569
UEX, Ltd.	2,000	14,738
#Ultrafabrics Holdings Co., Ltd.	1,500	12,836
Ulvac, Inc.	14,400	487,876
Unicharm Corp.	89,900	3,039,902
Union Tool Co.	100	2,351
Unipres Corp.	12,000	83,119
United Arrows, Ltd.	9,200	116,576
United Super Markets Holdings, Inc.	6,300	44,553
UNITED, Inc.	4,200	25,209
*Unitika, Ltd.	19,100	24,719
Universal Entertainment Corp.	4,800	67,858
Urbanet Corp. Co., Ltd.	4,200	10,733
Usen-Next Holdings Co., Ltd.	5,100	115,676
User Local, Inc.	700	7,201
Ushio, Inc.	26,800	323,840

47

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
USS Co., Ltd.	56,600	$981,610
*UT Group Co., Ltd.	10,300	124,937
#*UUUM Co., Ltd.	600	2,104
V Technology Co., Ltd.	1,600	19,556
Valor Holdings Co., Ltd.	11,700	181,860
Valqua, Ltd.	6,600	161,247
*Valtes Holdings Co., Ltd.	2,400	12,773
Value HR Co., Ltd.	3,200	26,919
ValueCommerce Co., Ltd.	7,400	60,883
V-Cube, Inc.	1,500	3,536
Vector, Inc.	11,800	82,357
Vertex Corp.	300	2,704
*Vision, Inc.	13,100	115,218
*Visional, Inc.	5,500	266,202
Vital KSK Holdings, Inc.	100	670
VT Holdings Co., Ltd.	29,700	99,428
Wacoal Holdings Corp.	11,100	251,472
Wacom Co., Ltd.	236,600	807,701
Wakachiku Construction Co., Ltd.	500	9,971
Wakita & Co., Ltd.	11,800	117,108
Warabeya Nichiyo Holdings Co., Ltd.	3,500	79,847
Watahan & Co., Ltd.	100	877
WATAMI Co., Ltd.	6,500	48,499
*Wealth Management, Inc.	800	6,735
Weathernews, Inc.	1,800	70,006
Welbe, Inc.	2,600	10,696
Welcia Holdings Co., Ltd.	23,300	384,551
Wellnet Corp.	3,000	10,697
West Holdings Corp.	4,100	89,610
West Japan Railway Co.	54,600	2,071,588
Will Group, Inc.	2,700	19,272
WingArc1st, Inc.	7,000	124,104
#Wood One Co., Ltd.	800	5,594
#Workman Co., Ltd.	3,000	77,058
World Co., Ltd.	10,800	110,678
World Holdings Co., Ltd.	1,700	25,807
Wowow, Inc.	400	2,863
#*W-Scope Corp.	12,600	71,800
Xebio Holdings Co., Ltd.	5,900	37,750
#Yachiyo Industry Co., Ltd.	2,100	19,247
Yahagi Construction Co., Ltd.	7,400	63,815
Yakult Honsha Co., Ltd.	56,200	1,319,974
YAKUODO Holdings Co., Ltd.	2,600	47,521
YAMABIKO Corp.	12,800	120,186
YAMADA Consulting Group Co., Ltd.	1,300	13,408
Yamada Holdings Co., Ltd.	408,500	1,288,793
Yamae Group Holdings Co., Ltd.	4,500	106,078
Yamagata Bank, Ltd. (The)	7,000	53,478
Yamaguchi Financial Group, Inc.	53,600	486,291
Yamaha Corp.	32,500	853,891
Yamaha Motor Co., Ltd.	99,800	2,396,729
Yamaichi Electronics Co., Ltd.	13,000	148,331
YA-MAN, Ltd.	10,200	71,460
Yamanashi Chuo Bank, Ltd. (The)	7,300	90,187
Yamashin-Filter Corp.	7,200	14,168
Yamato Holdings Co., Ltd.	176,200	2,913,301
Yamaura Corp.	1,300	10,704
Yamazaki Baking Co., Ltd.	57,500	1,216,861

48

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Yamazen Corp.	17,000	$136,498
Yaoko Co., Ltd.	5,100	261,019
Yaskawa Electric Corp.	54,400	1,751,849
YE DIGITAL Corp.	800	4,189
Yellow Hat, Ltd.	10,700	128,659
Yokogawa Bridge Holdings Corp.	9,700	159,035
Yokogawa Electric Corp.	58,400	1,045,990
Yokohama Rubber Co., Ltd. (The)	31,000	564,241
Yokorei Co., Ltd.	14,000	106,956
Yokowo Co., Ltd.	5,900	48,269
Yondoshi Holdings, Inc.	3,200	39,956
Yonex Co., Ltd.	14,700	157,731
Yorozu Corp.	1,600	9,403
*Yoshimura Food Holdings KK	4,300	31,318
Yoshinoya Holdings Co., Ltd.	14,300	333,505
Yotai Refractories Co., Ltd.	100	950
Yuasa Trading Co., Ltd.	4,300	116,696
Yukiguni Maitake Co., Ltd.	6,100	36,090
Yurtec Corp.	6,500	41,890
Zenrin Co., Ltd.	10,000	58,503
Zensho Holdings Co., Ltd.	25,200	1,318,697
Zeon Corp.	34,300	280,275
ZERIA Pharmaceutical Co., Ltd.	6,200	81,714
ZIGExN Co., Ltd.	18,200	57,324
ZOZO, Inc.	31,600	596,028
#Zuiko Corp.	2,600	22,387

TOTAL JAPAN		913,759,659

NETHERLANDS — (3.4%)
Aalberts NV	30,271	941,339
ΩABN AMRO Bank NV	97,347	1,305,238
Acomo NV	148	3,019
*ΩAdyen NV	4,905	3,286,522
Aegon, Ltd.	527,128	2,546,028
Aegon, Ltd.	238,436	1,155,296
Akzo Nobel NV	38,474	2,572,606
Allfunds Group PLC	64,550	328,730
AMG Critical Materials NV	13,827	359,241
APERAM SA	18,915	522,823
Arcadis NV	18,881	796,695
ArcelorMittal SA	25,933	572,348
ArcelorMittal SA, Sponsored NVDR	121,861	2,683,379
ASM International NV	13,281	5,453,791
ASML Holding NV	19,429	11,609,303
ASML Holding NV, Sponsored NVDR	63,285	37,895,691
ASR Nederland NV	37,142	1,381,926
#*ΩBasic-Fit NV	1,021	26,030
BE Semiconductor Industries NV	18,933	1,947,193
Brunel International NV	17	237
Coca-Cola Europacific Partners PLC	39,444	2,297,256
Corbion NV	17,735	306,122
Flow Traders, Ltd.	13,398	244,573
*Fugro NV	38,436	633,375
Heineken NV	47,548	4,258,900
IMCD NV	15,027	1,802,789
ING Groep NV	657,386	8,357,773
*InPost SA	43,357	427,489
JDE Peet’s NV	18,552	514,555
Kendrion NV	20	243

49

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
Koninklijke Ahold Delhaize NV	291,254	$8,619,988
Koninklijke BAM Groep NV	65,585	135,320
Koninklijke Heijmans N.V	5,932	67,968
Koninklijke KPN NV	883,216	2,964,063
*Koninklijke Philips NV	81,610	1,543,920
#*Koninklijke Philips NV, Sponsored NVDR	167,838	3,182,208
Koninklijke Vopak NV	18,352	617,055
ΩLucas Bols NV	4	73
NN Group NV	65,441	2,093,127
OCI NV	30,664	713,388
*Pharming Group NV	246,966	291,325
PostNL NV	85,873	159,616
*Prosus NV	223,167	6,234,532
Randstad NV	29,584	1,527,247
SBM Offshore NV	59,450	738,357
ΩSignify NV	39,006	1,008,474
Sligro Food Group NV	2,539	43,208
TKH Group NV	12,793	466,247
*TomTom NV	28,948	172,880
Universal Music Group NV	139,908	3,416,105
Van Lanschot Kempen NV	8,960	240,084
Wolters Kluwer NV	70,445	9,017,186

TOTAL NETHERLANDS		137,482,881

NEW ZEALAND — (0.2%)
*a2 Milk Co., Ltd. (The)	18,203	44,257
Air New Zealand, Ltd.	700,220	272,879
Arvida Group, Ltd.	3,334	2,191
Auckland International Airport, Ltd.	203,828	870,204
Channel Infrastructure NZ, Ltd.	136	113
Chorus, Ltd.	27,124	113,198
Contact Energy, Ltd.	170,793	773,871
EBOS Group, Ltd.	28,118	572,255
#Fisher & Paykel Healthcare Corp., Ltd.	78,676	952,303
Fletcher Building, Ltd.	222,205	558,340
Freightways Group, Ltd.	585	2,535
Genesis Energy, Ltd.	1,109	1,490
*Gentrack Group, Ltd.	60	171
Hallenstein Glasson Holdings, Ltd.	44	147
Heartland Group Holdings, Ltd.	555	494
Infratil, Ltd.	66,824	381,685
#Mainfreight, Ltd.	6,489	216,042
Manawa Energy, Ltd.	40	99
Mercury NZ, Ltd.	9,118	31,291
Meridian Energy, Ltd.	226,378	635,978
NZME, Ltd.	136	66
NZX, Ltd.	212	123
Oceania Healthcare, Ltd.	4,466	1,767
#Port of Tauranga, Ltd.	6,034	17,899
Ryman Healthcare, Ltd.	83,337	275,326
Sanford, Ltd.	52	113
Skellerup Holdings, Ltd.	5,006	13,161
SKY Network Television, Ltd.	92	154
SKYCITY Entertainment Group, Ltd.	81,286	88,414
Spark New Zealand, Ltd.	684,995	1,980,180
Summerset Group Holdings, Ltd.	8,552	48,449
Tourism Holdings, Ltd.	83	156
Vector, Ltd.	144	307
#*Vista Group International, Ltd.	136	103

50

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)

TOTAL NEW ZEALAND		$7,855,761

NORWAY — (0.7%)
2020 Bulkers, Ltd.	5,881	53,010
ABG Sundal Collier Holding ASA	252	114
*Adevinta ASA	24,488	214,922
AF Gruppen ASA	28	292
*Akastor ASA	92	87
Aker ASA, A Shares	2,185	131,041
#Aker BP ASA	79,011	2,270,955
*Aker Carbon Capture ASA	25,244	23,907
Aker Solutions ASA	46,571	185,589
*AKVA Group ASA	8	57
AMSC ASA	56	125
Atea ASA	2,861	29,758
Austevoll Seafood ASA	16,949	115,758
Bakkafrost P/F	6,807	306,786
Belships ASA	15,259	23,903
Bonheur ASA	24	415
#*Borr Drilling, Ltd.	28,215	172,958
#*Borr Drilling, Ltd.	5,272	32,750
Borregaard ASA	5,628	76,271
Bouvet ASA	1,647	7,932
*BW Energy, Ltd.	23,387	58,406
ΩBW LPG, Ltd.	21,747	307,565
BW Offshore, Ltd.	34,683	72,398
#*Cadeler A/S	13,875	43,941
#*ΩCrayon Group Holding ASA	5,665	32,656
DNB Bank ASA	163,338	2,943,145
DNO ASA	87,701	89,258
ΩElkem ASA	62,509	96,687
ΩElmera Group ASA	8,963	19,127
Equinor ASA	220,530	7,391,665
ΩEuropris ASA	66,244	375,049
FLEX LNG, Ltd.	2,936	89,665
FLEX LNG, Ltd.	2,300	70,410
Frontline PLC	31,576	704,628
Gjensidige Forsikring ASA	5,159	77,258
Golden Ocean Group, Ltd.	30,914	228,292
Gram Car Carriers ASA	1,166	21,396
Grieg Seafood ASA	5,070	33,651
Hafnia, Ltd.	56,847	372,986
*Hexagon Composites ASA	52	123
#*Hexagon Purus ASA	17	16
Hoegh Autoliners ASA	18,999	153,567
*Kahoot! ASA	27,281	85,225
#Kitron ASA	38,218	100,576
*Kongsberg Automotive ASA	82,692	14,685
Kongsberg Gruppen ASA	11,998	489,727
#Leroy Seafood Group ASA	22,125	87,536
*LINK Mobility Group Holding ASA	42,270	43,588
Mowi ASA	55,480	900,358
MPC Container Ships ASA	155,040	218,924
*Nordic Semiconductor ASA	17,829	143,887
Norsk Hydro ASA	257,856	1,469,810
#*ΩNorske Skog ASA	31,139	113,555
#*Norwegian Air Shuttle ASA	80,267	57,579
*Nykode Therapeutics ASA	5,854	8,997
Odfjell Drilling, Ltd.	7,163	25,006

51

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Odfjell SE, A Shares	20	$212
Odfjell Technology, Ltd.	5,013	24,859
OKEA ASA	25,553	88,244
ΩOkeanis Eco Tankers Corp.	2,429	69,902
Olav Thon Eiendomsselskap ASA	16	231
Orkla ASA	121,660	837,878
Panoro Energy ASA	33,170	91,805
*PGS ASA	186,656	168,583
Protector Forsikring ASA	2,851	44,660
*REC Silicon ASA	55,751	72,386
Salmar ASA	10,753	508,981
ΩScatec ASA	14,768	74,423
Schibsted ASA, Class A	13,730	274,313
Schibsted ASA, Class B	9,315	172,597
*ΩShelf Drilling, Ltd.	49,291	131,923
Sparebank 1 Oestlandet	68	755
SpareBank 1 SR-Bank ASA	21,679	235,192
Stolt-Nielsen, Ltd.	5,721	188,196
Storebrand ASA	158,837	1,324,246
Subsea 7 SA	51,217	671,175
Telenor ASA	113,078	1,155,406
TGS ASA	87,215	1,188,192
#TOMRA Systems ASA	43,556	344,262
#Var Energi ASA	68,552	230,906
Veidekke ASA	3,951	34,093
Wallenius Wilhelmsen ASA	11,750	98,603
Yara International ASA	32,694	1,068,173
*Zaptec ASA	6,677	12,312

TOTAL NORWAY		29,700,480

PORTUGAL — (0.2%)
Altri SGPS SA	60	290
*Banco Comercial Portugues SA, Class R	1,642,980	502,930
Corticeira Amorim SGPS SA	995	9,644
CTT-Correios de Portugal SA	8,241	31,402
EDP - Energias de Portugal SA	747,117	3,135,132
EDP Renovaveis SA	38,659	620,705
Galp Energia SGPS SA	122,975	1,847,088
#*Greenvolt-Energias Renovaveis SA	22,260	148,468
Jeronimo Martins SGPS SA	54,397	1,252,303
Mota-Engil SGPS SA	35,467	115,091
Navigator Co. SA (The)	17,920	71,220
NOS SGPS SA	50,100	182,910
REN - Redes Energeticas Nacionais SGPS SA	57,996	150,803
Sonae SGPS SA	97,989	96,221

TOTAL PORTUGAL		8,164,207

SINGAPORE — (0.9%)
AEM Holdings, Ltd.	36,900	93,189
*Aspen Group Holdings, Ltd.	22	—
*Avarga, Ltd.	800	103
*Banyan Tree Holdings, Ltd.	300	84
Bukit Sembawang Estates, Ltd.	6,500	17,175
CapitaLand Ascott Trust	12	8
CapitaLand Investment, Ltd.	519,900	1,115,657
Centurion Corp., Ltd.	500	140
China Aviation Oil Singapore Corp., Ltd.	49,800	29,261
China Sunsine Chemical Holdings, Ltd.	500	146
City Developments, Ltd.	161,300	744,072

52

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
ComfortDelGro Corp., Ltd.	416,900	$401,670
CSE Global, Ltd.	300	90
DBS Group Holdings, Ltd.	379,039	9,088,304
Delfi, Ltd.	40,300	36,180
DFI Retail Group Holdings, Ltd.	10,300	21,939
Dyna-Mac Holdings, Ltd.	161,800	36,610
Far East Orchard, Ltd.	205	153
First Resources, Ltd.	130,500	143,831
Frencken Group, Ltd.	119,100	90,409
Fu Yu Corp., Ltd.	700	60
Genting Singapore, Ltd.	1,101,800	691,616
Golden Agri-Resources, Ltd.	809,000	159,432
GuocoLand, Ltd.	400	441
Hong Fok Corp., Ltd.	39,300	24,956
Hongkong Land Holdings, Ltd.	222,600	705,642
Hour Glass, Ltd. (The)	200	241
Hutchison Port Holdings Trust, Class U	939,100	147,439
iFAST Corp., Ltd.	34,100	164,271
ISDN Holdings, Ltd.	514	122
Japfa, Ltd.	392,600	53,300
Keppel Corp., Ltd.	285,800	1,295,440
Keppel Infrastructure Trust	542,275	174,155
Keppel REIT	57,160	33,168
Low Keng Huat Singapore, Ltd.	200	54
Mandarin Oriental International, Ltd.	200	300
*Marco Polo Marine, Ltd.	477,100	17,760
Nanofilm Technologies International, Ltd.	54,200	36,791
NETLINK NBN TRUST	188,600	114,257
Olam Group, Ltd.	690	499
OUE, Ltd.	21,500	16,164
Oversea-Chinese Banking Corp., Ltd.	633,236	5,860,686
Raffles Medical Group, Ltd.	128,300	111,439
Riverstone Holdings, Ltd.	55,100	23,728
*SATS, Ltd.	60,818	109,202
*Seatrium, Ltd.	8,977,844	733,928
Sembcorp Industries, Ltd.	190,300	637,551
Sheng Siong Group, Ltd.	107,200	121,280
SIA Engineering Co., Ltd.	100	167
Sing Holdings, Ltd.	200	48
Singapore Airlines, Ltd.	567,500	2,530,875
Singapore Exchange, Ltd.	197,400	1,364,460
Singapore Technologies Engineering, Ltd.	342,300	939,417
Singapore Telecommunications, Ltd.	949,800	1,649,958
StarHub, Ltd.	116,400	87,509
UMS Holdings, Ltd.	111,700	101,912
United Overseas Bank, Ltd.	257,200	5,072,475
UOB-Kay Hian Holdings, Ltd.	712	681
UOL Group, Ltd.	86,300	371,643
Venture Corp., Ltd.	44,800	382,585
Vicom, Ltd.	100	94
Wilmar International, Ltd.	572,200	1,486,830
Wing Tai Holdings, Ltd.	55,100	54,294

TOTAL SINGAPORE		37,095,891

SPAIN — (2.3%)
Acciona SA	5,835	733,947
Acerinox SA	51,642	502,080
ACS Actividades de Construccion y Servicios SA	48,574	1,754,388
ΩAena SME SA	17,730	2,562,789

53

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
Almirall SA	26,558	$241,138
Amadeus IT Group SA	116,658	6,636,437
Applus Services SA	37,232	391,576
Atresmedia Corp. de Medios de Comunicacion SA	33,525	125,373
Banco Bilbao Vizcaya Argentaria SA	392,516	3,079,322
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	959,554	7,513,308
Banco de Sabadell SA	1,703,700	2,108,758
Banco Santander SA	1,386,752	5,080,472
Banco Santander SA, Sponsored ADR	1,949,140	7,075,378
Bankinter SA	216,287	1,363,010
CaixaBank SA	938,687	3,805,072
ΩCellnex Telecom SA	95,402	2,795,294
Cia de Distribucion Integral Logista Holdings SA	15,869	388,812
CIE Automotive SA	3,943	100,276
Construcciones y Auxiliar de Ferrocarriles SA	7,356	219,264
Ebro Foods SA	3,423	58,180
*eDreams ODIGEO SA	2,330	14,925
Elecnor SA	1,219	20,487
Enagas SA	65,510	1,093,715
Ence Energia y Celulosa SA	53,496	159,571
Endesa SA	73,460	1,379,408
Ercros SA	10,564	32,494
Faes Farma SA	48,347	151,520
Ferrovial SE	81,002	2,435,017
Fluidra SA	24,181	424,798
Fomento de Construcciones y Contratas SA	85	1,078
ΩGestamp Automocion SA	46,105	169,202
ΩGlobal Dominion Access SA	4,652	15,096
*Grifols SA	67,741	757,913
Grupo Catalana Occidente SA	4,849	155,044
Grupo Empresarial San Jose SA	12	45
Iberdrola SA	956,571	10,616,546
Iberpapel Gestion SA	4	68
Indra Sistemas SA	59,989	840,164
#Industria de Diseno Textil SA	219,850	7,564,047
Laboratorios Farmaceuticos Rovi SA	5,383	287,053
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	104,632	90,026
Mapfre SA	293,328	608,316
*Melia Hotels International SA	48,103	266,682
Miquel y Costas & Miquel SA	16	182
Naturgy Energy Group SA	25,653	723,979
ΩNeinor Homes SA	1,305	13,435
*Obrascon Huarte Lain SA	75,360	30,907
Pharma Mar SA	1,981	67,424
Prim SA	4	44
Realia Business SA	136	152
Redeia Corp. SA	137,509	2,137,336
Renta 4 Banco SA	8	87
Repsol SA	430,935	6,297,289
Sacyr SA	174,068	501,558
*Solaria Energia y Medio Ambiente SA	27,484	411,068
*Soltec Power Holdings SA	10,546	29,406
ΩTalgo SA	7,078	26,821
*Tecnicas Reunidas SA	11,141	97,918
Telefonica SA	1,499,817	5,780,051
#Telefonica SA, Sponsored ADR	228,529	875,266
Tubacex SA	84	249
ΩUnicaja Banco SA	347,697	360,902

54

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
Vidrala SA	4,115	$304,905
Viscofan SA	10,404	600,440
Vocento SA	52	34

TOTAL SPAIN		91,877,542

SWEDEN — (2.5%)
AAK AB	24,858	471,678
ΩAcadeMedia AB	25,474	105,429
AddLife AB, Class B	37,213	242,144
Addnode Group AB	17,241	107,171
AddTech AB, B Shares	50,181	733,897
AFRY AB	43,181	452,192
Alfa Laval AB	48,984	1,580,971
ΩAlimak Group AB	2,100	12,330
Alleima AB	54,032	328,371
Alligo AB, Class B	2,069	16,222
AQ Group AB	1,730	69,989
Arjo AB, Class B	39,673	132,307
Assa Abloy AB, Class B	188,202	4,000,660
*»Atlas Copco AB	585	419
Atlas Copco AB, Class A	658,037	8,492,966
Atlas Copco AB, Class B	236,140	2,642,999
Atrium Ljungberg AB, B Shares	2,061	31,618
*ΩAttendo AB	38,943	123,215
#Avanza Bank Holding AB	35,176	591,900
Axfood AB	13,923	307,305
Beijer Alma AB, Class B	1,171	18,593
Beijer Ref AB	32,510	307,564
Bergman & Beving AB	372	4,981
*Betsson AB, Class B	140,824	1,414,208
*Better Collective A/S	2,650	64,040
#*BHG Group AB	20,448	18,027
Bilia AB, A Shares	4,602	42,632
Billerud Aktiebolag	68,603	635,517
*ΩBioArctic AB	8,024	161,735
BioGaia AB, B Shares	10,005	89,191
Biotage AB	14,172	144,350
Boliden AB	82,085	2,099,393
*Bonava AB, B Shares	11,245	17,553
*ΩBoozt AB	17,622	123,025
ΩBravida Holding AB	46,025	287,125
Bufab AB	5,422	128,311
Bulten AB	8	45
*Byggmax Group AB	5,410	13,752
*Camurus AB	5,890	176,289
Castellum AB	71,095	678,010
Catella AB	28	61
Catena AB	6,990	230,859
Clas Ohlson AB, B Shares	17,019	178,223
Cloetta AB, B Shares	77,227	123,659
Concentric AB	10,363	145,252
ΩCoor Service Management Holding AB	26,864	92,523
Corem Property Group AB, Class B	97,709	62,879
Dios Fastigheter AB	9,892	53,433
ΩDometic Group AB	87,375	537,264
#*ΩDustin Group AB	16,805	18,877
Elanders AB, Class B	4	30
*Electrolux AB, Class B	50,685	424,619
Electrolux Professional AB, Class B	11,801	47,594

55

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Elekta AB, Class B	96,071	$652,646
Epiroc AB, Class A	136,487	2,241,667
Epiroc AB, Class B	18,927	262,069
Essity AB, Class A	16	366
Essity AB, Class B	102,052	2,322,799
ΩEvolution AB	32,603	2,894,471
Fabege AB	54,029	401,664
Fagerhult Group AB	5,046	25,472
*Fastighets AB Balder, B Shares	118,157	499,061
Ferronordic AB	8	47
Fortnox AB	124,469	491,742
G5 Entertainment AB	899	11,619
Getinge AB, B Shares	40,766	731,206
Granges AB	53,588	514,649
#H & M Hennes & Mauritz AB, Class B	116,823	1,561,105
Hanza AB	8,601	53,888
Hemnet Group AB	15,525	269,157
Hexagon AB, Class B	274,090	2,225,073
Hexpol AB	66,532	587,749
HMS Networks AB	6,534	215,916
Holmen AB, B Shares	16,492	620,997
Hufvudstaden AB, Class A	17,200	182,890
*Humana AB	3,528	8,952
Husqvarna AB, A Shares	8	52
Husqvarna AB, B Shares	55,435	357,736
Indutrade AB	71,966	1,269,895
Instalco AB	72,022	200,995
*International Petroleum Corp.	28,553	301,818
#Intrum AB	3,059	15,661
INVISIO AB	5,618	84,275
Inwido AB	18,424	187,824
JM AB	18,807	199,977
Kindred Group PLC	68,430	558,947
KNOW IT AB	3,611	45,248
Lagercrantz Group AB, B Shares	20,513	186,721
Lifco AB, Class B	47,004	857,399
Lindab International AB	41,589	639,135
Loomis AB	21,179	548,590
Medicover AB, Class B	28	315
MEKO AB	6,786	54,542
*Millicom International Cellular SA	66,726	1,045,146
MIPS AB	13,903	341,582
*Modern Times Group MTG AB, Class B	92,466	739,470
ΩMunters Group AB	26,216	318,647
Mycronic AB	9,363	204,479
NCAB Group AB	5,202	24,817
NCC AB, Class B	22,924	234,315
Nederman Holding AB	519	7,293
*Net Insight AB, Class B	232	81
New Wave Group AB, Class B	24,424	158,948
Nibe Industrier AB, Class B	92,200	529,632
*Nobia AB	29,005	21,508
Nolato AB, Class B	13,957	61,586
Nordic Paper Holding AB	11,132	38,061
Nordic Waterproofing Holding AB	4,519	65,281
Nordnet AB (publ)	28,379	400,056
*Note AB	5,244	68,574
NP3 Fastigheter AB	762	10,155

56

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Nyfosa AB	13,691	$65,927
OEM International AB, Class B	2,676	17,365
#Orron Energy AB	82,738	51,482
*OX2 AB	20,712	83,533
Peab AB, Class B	18,442	68,468
Platzer Fastigheter Holding AB, Class B	668	3,498
Proact IT Group AB	24	166
*RaySearch Laboratories AB	20	149
Rejlers AB	4	42
ΩResurs Holding AB	11,916	23,186
Rottneros AB	48	51
Rvrc Holding AB	6,131	21,138
Saab AB, Class B	13,331	682,500
Sagax AB, Class B	43,885	791,471
#Samhallsbyggnadsbolaget i Norden AB	85,214	24,677
Samhallsbyggnadsbolaget i Norden AB, Class D	112	35
Sandvik AB	205,329	3,484,436
*ΩScandic Hotels Group AB	312,083	1,048,875
*Sdiptech AB	9,437	184,641
*Sectra AB, Class B	7,642	82,489
Securitas AB, Class B	116,494	930,688
*Sensys Gatso Group AB	6	32
#*ΩSinch AB	173,149	272,819
Skandinaviska Enskilda Banken AB, Class A	407,339	4,531,802
Skandinaviska Enskilda Banken AB, Class C	8	92
Skanska AB, Class B	72,281	1,082,664
SKF AB, B Shares	157,906	2,545,401
SKF AB, Class A	38	613
SkiStar AB	10,682	101,345
Solid Forsakring AB	511	2,662
SSAB AB, Class A	92,341	552,427
SSAB AB, Class B	281,375	1,629,926
*Starbreeze AB	352,350	11,653
*Stendorren Fastigheter AB	8	90
*Stillfront Group AB	135,905	140,313
Storskogen Group AB, Class B	226,577	133,562
Svenska Cellulosa AB SCA, Class A	8	109
Svenska Cellulosa AB SCA, Class B	133,158	1,822,890
Svenska Handelsbanken AB, Class A	299,288	2,544,818
Svenska Handelsbanken AB, Class B	3,484	35,861
Sweco AB, Class B	14,335	131,512
Swedbank AB, Class A	167,768	2,744,166
*Swedish Orphan Biovitrum AB	43,276	888,555
Systemair AB	96	526
Tele2 AB, B Shares	155,387	1,100,663
Telefonaktiebolaget LM Ericsson, Class B	490,536	2,195,693
Telia Co. AB	614,370	1,298,284
*Tethys Oil AB	5,568	28,397
ΩThule Group AB	30,194	684,541
Trelleborg AB, Class B	48,242	1,215,911
Troax Group AB	2,381	38,019
#*Truecaller AB, Class B	45,572	109,885
VBG Group AB, Class B	12	249
#*Viaplay Group AB	32,120	68,479
Vitec Software Group AB, B Shares	4,591	182,775
Vitrolife AB	21,872	284,053
Volvo AB, Class A	29,870	597,258
Volvo AB, Class B	396,744	7,844,222

57

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
#*Volvo Car AB, Class B	95,548	$327,625
Wallenstam AB, B Shares	38,056	128,208
Wihlborgs Fastigheter AB	156,281	1,009,221

TOTAL SWEDEN		99,189,501

SWITZERLAND — (8.4%)
ABB, Ltd., Registered	318,643	10,658,198
Accelleron Industries AG	23,266	571,136
Adecco Group AG	48,675	1,831,363
Alcon, Inc.	15,567	1,108,788
Alcon, Inc.	121,173	8,642,058
Allreal Holding AG, Registered	4,532	726,076
ALSO Holding AG, Registered	1,727	438,368
#*ams-OSRAM AG	69,840	247,803
Arbonia AG	10,065	85,603
*Aryzta AG	417,220	762,416
Ascom Holding AG, Registered	10,009	103,494
*Autoneum Holding AG	1,294	146,456
Baloise Holding AG, Registered	22,255	3,184,002
Banque Cantonale Vaudoise, Registered	8,903	1,003,734
Barry Callebaut AG, Registered	1,073	1,621,202
*Basilea Pharmaceutica AG, Registered	4,753	184,365
Belimo Holding AG, Class R	2,353	985,103
Bell Food Group AG	584	173,265
Bellevue Group AG	16	348
Berner Kantonalbank AG, Registered	110	28,768
BKW AG	5,836	978,598
Bossard Holding AG, Registered A	1,836	377,671
Bucher Industries AG, Registered	2,094	744,134
Burckhardt Compression Holding AG	1,069	540,344
Burkhalter Holding AG	176	16,400
Bystronic AG	470	224,142
Cembra Money Bank AG	8,701	597,085
Chocoladefabriken Lindt & Spruengli AG	19	2,066,919
Cie Financiere Richemont SA, Registered	93,285	10,957,823
Clariant AG, Registered	63,972	904,697
Coltene Holding AG, Registered	106	7,420
Comet Holding AG, Class R	2,306	451,292
COSMO Pharmaceuticals NV	1,996	75,778
#Daetwyler Holding AG	1,178	206,851
DKSH Holding AG	10,589	648,104
dormakaba Holding AG	1,015	461,744
DSM-Firmenich AG	36,712	3,321,298
*Dufry AG, Registered	18,712	652,005
EFG International AG	28,669	342,749
Emmi AG, Registered	21	19,799
EMS-Chemie Holding AG	1,200	817,538
Flughafen Zurich AG, Registered	8,028	1,492,597
Forbo Holding AG, Registered	331	363,716
ΩGalenica AG	15,937	1,200,463
*GAM Holding AG	25,355	11,911
Geberit AG, Registered	9,560	4,430,974
Georg Fischer AG, Registered	26,672	1,375,144
Givaudan SA, Registered	2,073	6,879,248
Helvetia Holding AG, Registered	11,210	1,500,333
Holcim AG	132,077	8,138,979
Huber + Suhner AG, Registered	6,983	476,506
Implenia AG, Registered	4,007	124,606
Inficon Holding AG, Registered	318	344,190

58

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Interroll Holding AG, Class R	141	$369,524
Intershop Holding AG	86	56,984
Julius Baer Group, Ltd.	67,207	3,958,349
Jungfraubahn Holding AG, Registered	176	29,822
Kardex Holding AG, Registered	1,924	370,825
Komax Holding AG, Class R	1,487	293,789
Kuehne + Nagel International AG, Class R	13,013	3,496,158
Landis+Gyr Group AG	76,284	5,632,971
LEM Holding SA, Registered	75	151,640
Liechtensteinische Landesbank AG	977	67,527
Logitech International SA, Class R	7,668	599,588
#Logitech International SA, Class R Sponsored	29,345	2,307,397
Lonza Group AG, Registered	14,463	5,034,755
Luzerner Kantonalbank AG, Registered	1,043	81,831
ΩMedacta Group SA	83	9,503
ΩMedmix AG	9,555	198,019
Meier Tobler Group AG	1,021	35,060
Mobilezone Holding AG, Registered	11,682	177,146
Mobimo Holding AG, Registered	2,318	639,325
Nestle SA, Registered	548,559	59,108,506
Novartis AG, Registered	80,988	7,523,461
Novartis AG, Sponsored ADR	343,683	32,161,855
OC Oerlikon Corp. AG	58,466	232,052
Orior AG	638	52,019
Partners Group Holding AG	5,807	6,105,310
*ΩPolyPeptide Group AG	5,228	97,775
PSP Swiss Property AG, Registered	12,311	1,511,059
Rieter Holding AG, Registered	821	69,465
Roche Holding AG	6,036	1,639,579
Roche Holding AG	154,649	39,739,211
Romande Energie Holding SA, Registered	250	15,549
*Sandoz Group AG	16,197	420,921
#*Sandoz Group AG, ADR	67,959	1,754,701
Schindler Holding AG, Registered	4,882	946,841
Schweiter Technologies AG	373	208,213
*ΩSensirion Holding AG	2,384	178,135
SFS Group AG	2,365	234,928
SGS SA, Registered	34,837	2,831,978
Siegfried Holding AG, Registered	3,057	2,416,913
SIG Group AG	73,954	1,624,461
Sika AG, Registered	28,439	6,778,110
SKAN Group AG	1,334	99,825
Softwareone Holding AG	25,941	507,960
Sonova Holding AG	10,989	2,590,122
St. Galler Kantonalbank AG, Registered	31	16,811
#Stadler Rail AG	16,483	556,407
Straumann Holding AG, Class R	23,597	2,773,143
Sulzer AG, Registered	5,283	433,647
Swatch Group AG (The)	9,236	445,536
Swatch Group AG (The)	7,259	1,852,140
Swiss Life Holding AG	6,820	4,360,064
Swiss Prime Site AG, Registered	23,412	2,171,279
Swiss Re AG	76,895	8,375,180
*Swiss Steel Holding AG	284	31
Swisscom AG, Registered	8,508	5,085,822
Swissquote Group Holding SA, Registered	5,007	956,780
Temenos AG, Registered	16,518	1,182,333
u-blox Holding AG	2,536	238,817

59

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
UBS Group AG	277,305	$6,466,032
#UBS Group AG	454,544	10,663,602
Valiant Holding AG	5,618	611,155
ΩVAT Group AG	6,819	2,403,003
Vaudoise Assurances Holding SA	24	11,155
Vetropack Holding AG	3,053	119,597
Vontobel Holding AG, Class R	8,674	505,161
VP Bank AG, Class A	4	361
VZ Holding AG	28	2,744
Ypsomed Holding AG, Registered	760	208,780
Zehnder Group AG, Registered	1,478	76,332
Zug Estates Holding AG, Class B	9	14,884
Zurich Insurance Group AG	30,476	14,420,049

TOTAL SWITZERLAND		339,563,611

UNITED KINGDOM — (12.9%)
4imprint Group PLC	2,446	148,998
abrdn PLC	1,027	1,952
Admiral Group PLC	51,837	1,536,680
ΩAirtel Africa PLC	87,508	120,309
AJ Bell PLC	53,721	165,055
Anglo American PLC	232,239	5,908,131
Antofagasta PLC	95,789	1,563,357
Ashmore Group PLC	77,976	160,380
Ashtead Group PLC	131,643	7,514,242
#*ASOS PLC	4,923	23,620
Associated British Foods PLC	84,359	2,073,915
AstraZeneca PLC	292,055	36,325,249
ΩAuto Trader Group PLC	260,345	1,962,460
Aviva PLC	611,683	2,951,161
B&M European Value Retail SA	307,090	1,970,504
*Babcock International Group PLC	251,739	1,193,782
BAE Systems PLC	776,358	10,400,428
Balfour Beatty PLC	151,588	568,754
Bank of Georgia Group PLC	1,761	71,158
Barclays PLC	4,561,532	7,284,281
Barratt Developments PLC	263,052	1,321,165
Beazley PLC	137,609	859,117
Bellway PLC	32,624	826,586
Berkeley Group Holdings PLC	25,896	1,268,247
Bodycote PLC	16,996	118,380
#*boohoo Group PLC	69,250	26,386
BP PLC	4,808,072	29,323,346
British American Tobacco PLC	393,307	11,711,872
Britvic PLC	79,729	810,738
BT Group PLC	1,841,793	2,519,866
Bunzl PLC	79,930	2,843,766
Burberry Group PLC	99,428	2,041,405
*Carnival PLC	19,061	193,686
*Cazoo Group, Ltd.	222	87
Centamin PLC	193,067	193,161
Centrica PLC	1,817,551	3,469,249
Close Brothers Group PLC	19,399	187,611
Coca-Cola HBC AG	50,880	1,316,298
Compass Group PLC	369,826	9,302,867
Computacenter PLC	20,885	650,296
ΩConvaTec Group PLC	343,503	851,150
Cranswick PLC	14,286	605,694
CRH PLC	25,243	1,354,196

60

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
CRH PLC	132,405	$7,092,936
Croda International PLC	24,920	1,323,866
CVS Group PLC	11,431	203,209
DCC PLC	29,727	1,646,690
Dechra Pharmaceuticals PLC	1,574	72,731
Diageo PLC	488,476	18,416,393
Diploma PLC	21,841	753,211
*Direct Line Insurance Group PLC	334,437	614,007
Domino’s Pizza Group PLC	102,418	426,276
Dowlais Group PLC	192,575	233,679
Dr. Martens PLC	13,982	19,749
Drax Group PLC	97,644	500,720
DS Smith PLC	282,027	976,024
Dunelm Group PLC	31,692	375,143
*easyJet PLC	81,479	361,865
Energean PLC	24,443	252,705
Entain PLC	107,674	1,215,628
*»Evraz PLC	42,647	—
Experian PLC	225,151	6,805,620
Fevertree Drinks PLC	11,036	134,451
*Frasers Group PLC	54,607	532,089
Fresnillo PLC	28,112	188,914
Future PLC	2,567	27,551
Games Workshop Group PLC	8,199	982,467
Gamma Communications PLC	2,039	25,880
Glencore PLC	2,812,746	14,852,159
Grafton Group PLC	54,416	509,164
Grainger PLC	179,139	494,311
Greggs PLC	29,686	853,729
GSK PLC	1,009,300	17,849,215
Haleon PLC	937,940	3,750,167
Halma PLC	58,940	1,319,552
Hargreaves Lansdown PLC	89,459	767,039
Hays PLC	338,476	394,704
*Helios Towers PLC	6,255	4,596
Hikma Pharmaceuticals PLC	43,227	997,405
Hill & Smith PLC	9,739	194,756
Hiscox, Ltd.	75,480	859,122
Howden Joinery Group PLC	161,471	1,249,289
HSBC Holdings PLC	3,947,924	28,374,656
IMI PLC	70,554	1,254,236
Imperial Brands PLC	262,421	5,575,770
Inchcape PLC	108,534	877,122
*Indivior PLC	32,309	617,474
Informa PLC	309,793	2,675,024
IntegraFin Holdings PLC	35,160	93,350
InterContinental Hotels Group PLC	38,793	2,734,951
*International Distributions Services PLC	189,636	581,265
Intertek Group PLC	46,141	2,140,481
Investec PLC	163,720	906,112
ITV PLC	825,781	639,903
*IWG PLC	126,832	203,153
J Sainsbury PLC	510,859	1,595,001
JD Sports Fashion PLC	486,710	753,010
JET2 PLC	31,211	379,486
*John Wood Group PLC	82,368	141,828
Johnson Matthey PLC	43,404	786,865
*ΩJust Eat Takeaway.com NV	23,084	278,991

61

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Kainos Group PLC	7,300	$99,388
Kingfisher PLC	429,280	1,092,864
Lancashire Holdings, Ltd.	53,078	365,833
Legal & General Group PLC	1,530,341	3,925,665
Lloyds Banking Group PLC	14,255,628	6,908,989
London Stock Exchange Group PLC	64,924	6,523,125
Man Group PLC	376,167	1,001,925
*Marks & Spencer Group PLC	592,032	1,557,487
Marshalls PLC	22,425	56,001
Melrose Industries PLC	321,714	1,823,085
Mobico Group PLC	219,779	166,681
Mondi PLC	87,101	1,404,650
Moneysupermarket.com Group PLC	21,412	67,294
National Grid PLC	654,200	7,768,476
NatWest Group PLC	1,604,230	3,468,921
Next PLC	34,499	2,881,824
Ninety One PLC	898	1,723
*Ocado Group PLC	12,474	70,430
OSB Group PLC	65,636	238,778
Pagegroup PLC	68,772	313,442
Pearson PLC	166,625	1,924,043
Pennon Group PLC	36,464	321,455
Persimmon PLC	82,110	1,012,301
Pets at Home Group PLC	96,021	327,178
Phoenix Group Holdings PLC	174,784	962,468
*Playtech PLC	40,511	192,994
Plus500, Ltd.	29,724	508,926
Prudential PLC	586,527	6,105,119
QinetiQ Group PLC	143,155	574,983
Reckitt Benckiser Group PLC	137,764	9,197,640
Redrow PLC	107,278	633,436
RELX PLC	402,014	13,990,731
Renishaw PLC	4,445	166,344
Rentokil Initial PLC	408,886	2,067,998
Rightmove PLC	219,661	1,260,765
Rio Tinto PLC	267,377	17,049,704
*Rolls-Royce Holdings PLC	2,041,823	5,336,836
Rotork PLC	219,605	780,249
RS GROUP PLC	56,254	462,265
RWS Holdings PLC	14,113	35,552
Sage Group PLC (The)	234,418	2,760,904
Savills PLC	27,409	261,917
Schroders PLC	166,902	747,930
Serco Group PLC	274,443	476,221
Severn Trent PLC	65,930	2,124,864
Shell PLC	1,725,680	55,418,179
Smith & Nephew PLC	113,930	1,272,986
Smiths Group PLC	87,416	1,711,512
Softcat PLC	29,830	457,893
Spectris PLC	25,775	969,573
Spirax-Sarco Engineering PLC	12,289	1,221,593
Spirent Communications PLC	20,168	23,800
SSE PLC	310,911	6,160,874
*SSP Group PLC	216,299	472,441
St. James’s Place PLC	95,242	739,192
Standard Chartered PLC	630,784	4,822,156
Synthomer PLC	29,157	67,046
Tate & Lyle PLC	110,758	847,384

62

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Taylor Wimpey PLC	771,383	$1,037,122
TBC Bank Group PLC	3,623	118,041
Telecom Plus PLC	9,317	174,560
Tesco PLC	2,184,927	7,150,526
TP ICAP Group PLC	37,569	71,618
Travis Perkins PLC	53,100	476,553
*TUI AG	15,326	77,066
Unilever PLC	464,648	21,927,146
Unilever PLC	28,805	1,359,307
United Utilities Group PLC	159,075	2,051,896
Victrex PLC	12,291	205,372
Virgin Money UK PLC	330,668	597,658
Vistry Group PLC	90,940	780,179
Vodafone Group PLC	6,447,468	5,922,501
*ΩWatches of Switzerland Group PLC	65,200	396,374
Weir Group PLC (The)	64,966	1,345,674
WH Smith PLC	35,733	502,976
Whitbread PLC	47,096	1,901,899
Wickes Group PLC	46,081	71,573
*Wise PLC, Class A	18,107	146,245
WPP PLC	146,161	1,253,214

TOTAL UNITED KINGDOM		522,396,808

UNITED STATES — (0.1%)
ADTRAN Holdings, Inc.	3,108	20,440
Ferguson PLC	23,559	3,524,845
Noble Corp. PLC	855	39,533

TOTAL UNITED STATES		3,584,818

TOTAL COMMON STOCKS		3,930,646,940

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG	14,596	1,236,557
ΩDr. Ing. h.c. F. Porsche AG	19,642	1,713,669
Draegerwerk AG & Co. KGaA	167	8,393
FUCHS PETROLUB SE	15,568	630,573
Henkel AG & Co. KGaA	53,707	3,864,801
Jungheinrich AG	6,511	174,394
Porsche Automobil Holding SE	29,870	1,330,790
#Sartorius AG	5,084	1,269,294
Sixt SE	257	14,751
STO SE & Co. KGaA	4	519
Volkswagen AG	64,214	6,775,908

TOTAL GERMANY		17,019,649

TOTAL PREFERRED STOCKS		17,019,649

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*<»AVJennings, Ltd. 11/02/2023	40	—
#*Pointsbet Holdings, Ltd. 7/8/2024	856	—

TOTAL AUSTRALIA		—

AUSTRIA — (0.0%)
*<»Strabag SE	8	—

TOTAL AUSTRIA		—

CANADA — (0.0%)
*»Constellation Software, Inc. 03/31/2040	3,799	—

TOTAL CANADA		—

63

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
FINLAND — (0.0%)
*Finnair OYJ 11/20/2023	836	$329

TOTAL FINLAND		329

ITALY — (0.0%)
#*»Webuild SpA 08/02/2030	17	—

TOTAL ITALY		—

SPAIN — (0.0%)
*»Ferrovial SE Scrip 11/10/2023	81,002	36,611
*Vidrala SA 11/3/2023	4,115	15,158

TOTAL SPAIN		51,769

TOTAL RIGHTS/WARRANTS		52,098

TOTAL INVESTMENT SECURITIES — (97.6%)
(Cost $4,028,856,866)		3,947,718,687

SECURITIES LENDING COLLATERAL — (2.4%)
@§The DFA Short Term Investment Fund	8,362,576	96,729,952

TOTAL INVESTMENTS — (100.0%)
(Cost $4,125,586,818)		$4,044,448,639

As of October 31, 2023, Dimensional International Core Equity Market ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	37	12/15/23	$7,872,945	$7,792,662	$(80,283)

Total Futures Contracts			$7,872,945	$7,792,662	$(80,283)

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

64

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (95.2%)
AUSTRALIA — (6.2%)
A2B Australia, Ltd.	184	$179
Accent Group, Ltd.	278,158	330,218
Acrow Formwork and Construction Services, Ltd.	79,120	43,583
#Adairs, Ltd.	78,723	62,055
*Adbri, Ltd.	361,158	450,476
AGL Energy, Ltd.	164,064	1,116,682
*Ainsworth Game Technology, Ltd.	184	121
*Alkane Resources, Ltd.	61,069	23,006
*Alliance Aviation Services, Ltd.	140	267
*Allkem, Ltd.	152,624	921,890
ALS, Ltd.	219,061	1,488,239
Altium, Ltd.	38,660	966,378
*Alumina, Ltd.	1,458,170	720,130
#*AMA Group, Ltd.	2,566	101
AMP, Ltd.	1,923,713	1,272,813
Ampol, Ltd.	139,825	2,820,580
Ansell, Ltd.	96,376	1,294,858
ANZ Group Holdings, Ltd.	317,738	4,971,069
APA Group	180,530	941,856
*»Appen, Ltd. Entitlement	17,334	9,877
#ARB Corp., Ltd.	49,217	908,991
#*Ardent Leisure Group, Ltd.	153,286	43,674
Aristocrat Leisure, Ltd.	126,573	3,087,791
#ARN Media, Ltd.	132,492	66,271
#*Aroa Biosurgery, Ltd.	20,037	9,832
ASX, Ltd.	15,867	563,894
Atlas Arteria, Ltd.	323,254	1,086,792
AUB Group, Ltd.	15,251	260,041
*Audinate Group, Ltd.	2,817	22,330
#*Aurelia Metals, Ltd.	930,133	55,947
Aurizon Holdings, Ltd.	997,664	2,160,321
*Aussie Broadband, Ltd.	103,539	256,979
#Austal, Ltd.	228,422	245,864
#*Austin Engineering, Ltd.	540	89
*Australian Agricultural Co., Ltd.	79,610	62,754
#Australian Clinical Labs, Ltd.	123,453	210,263
Australian Ethical Investment, Ltd.	11,112	27,368
Auswide Bank, Ltd.	16,633	54,236
Autosports Group, Ltd.	6,982	10,963
*»AVZ Minerals, Ltd.	2,747	288
Baby Bunting Group, Ltd.	33,652	36,222
Bank of Queensland, Ltd.	467,579	1,509,847
Bapcor, Ltd.	254,402	860,141
Base Resources, Ltd.	279,250	23,869
*BCI Minerals, Ltd.	7,928	1,406
Beach Energy, Ltd.	1,220,942	1,194,349
Beacon Lighting Group, Ltd.	162	189
Bega Cheese, Ltd.	340,126	598,677
Bell Financial Group, Ltd.	252	156
Bendigo & Adelaide Bank, Ltd.	292,313	1,610,183
BHP Group, Ltd.	6,072	171,080
#BHP Group, Ltd., Sponsored ADR	430,471	24,562,675
BlueScope Steel, Ltd.	242,297	2,884,123

1

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*Boral, Ltd.	85,498	$243,599
*Boss Energy, Ltd.	73,759	201,747
Brambles, Ltd.	391,788	3,252,083
*Bravura Solutions, Ltd.	18,282	7,987
#Breville Group, Ltd.	58,834	789,718
Brickworks, Ltd.	15,102	234,361
*»BWX, Ltd.	252	12
Capral, Ltd.	1,879	9,922
*Capricorn Metals, Ltd.	215,292	644,758
carsales.com, Ltd.	55,782	975,849
*Catapult Group International, Ltd.	152	87
Cedar Woods Properties, Ltd.	34,301	96,210
Challenger, Ltd.	320,429	1,186,849
Champion Iron, Ltd.	281,225	1,267,774
*Clean Seas Seafood, Ltd.	236	65
Cleanaway Waste Management, Ltd.	709,199	1,005,829
#Clinuvel Pharmaceuticals, Ltd.	14,945	139,003
Cochlear, Ltd.	11,022	1,680,726
Codan, Ltd.	87,035	428,727
#*Cogstate, Ltd.	24,518	22,820
Coles Group, Ltd.	298,751	2,888,393
Collins Foods, Ltd.	140,214	806,981
Commonwealth Bank of Australia	158,476	9,688,770
Computershare, Ltd.	121,291	1,903,763
*Cooper Energy, Ltd.	184,629	11,222
#*Core Lithium, Ltd.	73,519	16,758
ΩCoronado Global Resources, Inc.	95,281	104,065
Corporate Travel Management, Ltd.	57,197	598,986
Costa Group Holdings, Ltd.	218,144	428,167
CSL, Ltd.	23,152	3,405,956
CSR, Ltd.	335,676	1,192,315
Data#3, Ltd.	100,159	429,325
#*De Grey Mining, Ltd.	145,168	109,837
*Deep Yellow, Ltd.	16,841	13,382
#Dicker Data, Ltd.	26,594	177,810
Domain Holdings Australia, Ltd.	112,056	239,806
#Domino’s Pizza Enterprises, Ltd.	28,975	931,955
Downer EDI, Ltd.	560,612	1,338,171
Eagers Automotive, Ltd.	83,619	681,383
Elanor Investor Group	136	103
Elders, Ltd.	131,556	493,939
Emeco Holdings, Ltd.	188,998	68,807
*Emerald Resources NL	248,385	407,317
*EML Payments, Ltd.	248,231	177,600
Endeavour Group, Ltd.	304,473	952,322
*Energy World Corp., Ltd.	2,464	44
Enero Group, Ltd.	30,380	29,045
EQT Holdings, Ltd.	8,492	134,418
Estia Health, Ltd.	42,269	81,626
Eureka Group Holdings, Ltd.	303	85
Euroz Hartleys Group, Ltd.	174	93
Evolution Mining, Ltd.	1,026,121	2,319,395
EVT, Ltd.	50,961	335,244
Fenix Resources, Ltd.	80,757	11,760
*Finbar Group, Ltd.	224	92
*FleetPartners Group, Ltd.	339,065	532,405
Fleetwood, Ltd.	42,623	44,798
#Flight Centre Travel Group, Ltd.	56,333	664,483

2

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Fortescue Metals Group, Ltd.	314,767	$4,444,285
G8 Education, Ltd.	531,781	319,863
#*Genesis Minerals, Ltd.	109,882	101,575
#*Genex Power, Ltd.	1,580	160
Gold Road Resources, Ltd.	655,183	786,103
GR Engineering Services, Ltd.	1,873	2,502
GrainCorp., Ltd., Class A	198,382	871,705
GUD Holdings, Ltd.	152,805	1,029,407
GWA Group, Ltd.	143,496	155,816
Hansen Technologies, Ltd.	93,861	308,433
#Harvey Norman Holdings, Ltd.	414,494	963,146
*Healius, Ltd.	459,118	526,151
Helia Group, Ltd.	393,153	901,110
#Helloworld Travel, Ltd.	4,401	6,548
*Hillgrove Resources, Ltd.	124,315	4,644
Horizon Oil, Ltd.	164,152	16,110
HUB24, Ltd.	10,911	208,838
IDP Education, Ltd.	60,921	835,089
IGO, Ltd.	156,207	940,565
Iluka Resources, Ltd.	333,726	1,529,806
Imdex, Ltd.	274,005	286,253
#*Immutep, Ltd.	151,502	30,216
#*Imugene, Ltd.	111,399	3,033
Incitec Pivot, Ltd.	988,864	1,715,517
Infomedia, Ltd.	161,704	146,408
Inghams Group, Ltd.	355,207	827,632
Insignia Financial, Ltd.	472,901	616,801
Insurance Australia Group, Ltd.	596,202	2,140,348
Integral Diagnostics, Ltd.	95,640	161,681
InvoCare, Ltd.	7,944	63,677
IPH, Ltd.	140,256	605,639
#IRESS, Ltd.	26,169	82,679
IVE Group, Ltd.	50,817	59,524
*James Hardie Industries PLC	86,870	2,150,024
#JB Hi-Fi, Ltd.	69,902	1,999,160
Johns Lyng Group, Ltd.	121,481	469,187
Jupiter Mines, Ltd.	316,944	38,128
*Karoon Energy, Ltd.	463,503	739,539
#Kelsian Group, Ltd.	63,555	242,244
#*Kogan.com, Ltd.	22,508	62,419
Lendlease Corp., Ltd.	367,340	1,444,334
#Lifestyle Communities, Ltd.	59,044	582,066
Lindsay Australia, Ltd.	25,491	15,575
Link Administration Holdings, Ltd.	40,080	30,198
*Li-S Energy, Ltd.	8	1
Lottery Corp., Ltd. (The)	527,496	1,512,952
Lovisa Holdings, Ltd.	38,117	417,998
Lycopodium, Ltd.	2,235	12,934
#*Lynas Rare Earths, Ltd.	459,518	2,051,160
MA Financial Group, Ltd.	21,551	58,401
*Mach7 Technologies, Ltd.	96	42
Macmahon Holdings, Ltd.	1,856	182
Macquarie Group, Ltd.	23,536	2,398,902
*Macquarie Technology Group, Ltd.	1,421	56,070
#Mader Group, Ltd.	52	207
Magellan Financial Group, Ltd.	129,420	531,807
#Mayne Pharma Group, Ltd.	52,395	121,749
McMillan Shakespeare, Ltd.	57,365	608,736

3

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Medibank Pvt, Ltd.	535,134	$1,162,156
#*Megaport, Ltd.	11,633	70,045
*Metals X, Ltd.	9,137	1,620
Metcash, Ltd.	668,556	1,557,735
Mineral Resources, Ltd.	41,222	1,507,524
*MMA Offshore, Ltd.	143,507	114,940
Monadelphous Group, Ltd.	61,893	550,587
Monash IVF Group, Ltd.	170,234	140,119
*Mount Gibson Iron, Ltd.	293,315	91,928
Myer Holdings, Ltd.	250,513	79,306
MyState, Ltd.	65,035	119,825
*Nanosonics, Ltd.	27,613	65,212
National Australia Bank, Ltd.	455,738	8,093,865
Netwealth Group, Ltd.	69,454	558,482
New Hope Corp., Ltd.	382,530	1,397,491
»Newcrest Mining, Ltd.	147,133	2,205,229
*NEXTDC, Ltd.	68,013	505,985
nib holdings, Ltd.	318,719	1,461,014
Nick Scali, Ltd.	48,000	327,618
#Nickel Industries, Ltd.	917,520	432,792
Nine Entertainment Co. Holdings, Ltd.	1,100,737	1,285,843
Northern Star Resources, Ltd.	210,118	1,555,198
NRW Holdings, Ltd.	544,830	862,400
Nufarm, Ltd.	253,144	694,006
*Nuix, Ltd.	58,068	51,472
Objective Corp., Ltd.	12,327	82,810
*OFX Group, Ltd.	103,142	100,569
oOh!media, Ltd.	307,902	254,408
Orica, Ltd.	236,922	2,199,111
Origin Energy, Ltd.	85,943	496,809
Orora, Ltd.	730,242	1,137,391
Pacific Smiles Group, Ltd.	108	81
*Paladin Energy, Ltd.	496,543	297,096
Peet, Ltd.	568	424
#PeopleIN, Ltd.	35,670	33,990
#*Perenti, Ltd.	487,281	328,577
#Perpetual, Ltd.	60,418	732,560
Perseus Mining, Ltd.	1,051,845	1,135,492
*PEXA Group, Ltd.	50,743	349,232
#Pilbara Minerals, Ltd.	661,719	1,537,615
Pinnacle Investment Management Group, Ltd.	22,710	111,293
#PointsBet Holdings, Ltd.	97,925	46,811
#*Praemium, Ltd.	134,873	47,394
Premier Investments, Ltd.	65,123	936,396
Pro Medicus, Ltd.	19,599	924,978
Probiotec, Ltd.	72	112
Propel Funeral Partners, Ltd.	11,443	32,313
PSC Insurance Group, Ltd.	11,954	33,681
PWR Holdings, Ltd.	24,987	155,358
*Qantas Airways, Ltd.	193,837	602,596
QBE Insurance Group, Ltd.	331,507	3,274,351
Qube Holdings, Ltd.	687,330	1,157,590
Ramelius Resources, Ltd.	1,079,048	1,130,698
Ramsay Health Care, Ltd.	42,219	1,301,267
REA Group, Ltd.	8,893	809,176
*ReadyTech Holdings, Ltd.	8,823	20,055
*Red 5, Ltd.	1,423,818	288,478
Reece, Ltd.	33,450	369,784

4

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Regis Healthcare, Ltd.	85,059	$134,638
Regis Resources, Ltd.	655,568	718,078
Reject Shop, Ltd. (The)	10,116	33,306
Reliance Worldwide Corp., Ltd.	469,322	1,037,061
*Resolute Mining, Ltd.	1,735,514	395,584
*Retail Food Group, Ltd.	3,172	96
*Rex Minerals, Ltd.	15,768	1,647
Ridley Corp., Ltd.	165,590	231,704
Rio Tinto, Ltd.	88,219	6,567,551
*RPMGlobal Holdings, Ltd.	19,366	17,657
*Sandfire Resources, Ltd.	410,942	1,553,326
Santos, Ltd.	1,612,379	7,830,155
SEEK, Ltd.	114,279	1,491,256
#Select Harvests, Ltd.	145,125	355,599
#Servcorp, Ltd.	68	129
Service Stream, Ltd.	335,598	186,986
Seven Group Holdings, Ltd.	56,112	985,530
#*Seven West Media, Ltd.	123,074	20,650
SG Fleet Group, Ltd.	31,073	49,775
Shaver Shop Group, Ltd.	51,858	33,655
Sigma Healthcare, Ltd.	989,053	403,912
*Silver Lake Resources, Ltd.	940,673	625,368
*Silver Mines, Ltd.	165,825	18,374
Sims, Ltd.	106,110	838,453
SmartGroup Corp., Ltd.	107,386	583,368
Sonic Healthcare, Ltd.	193,103	3,515,076
South32, Ltd.	2,374,021	4,990,344
Southern Cross Electrical Engineering, Ltd.	300	151
Southern Cross Media Group, Ltd.	166,416	95,357
*Spartan Resources, Ltd.	445	116
SRG Global, Ltd.	82,672	32,453
#*St. Barbara, Ltd.	362,294	40,143
*Stanmore Resources, Ltd.	42,305	101,785
*Star Entertainment Group, Ltd. (The)	1,150,171	385,964
Steadfast Group, Ltd.	174,305	595,952
*Strike Energy, Ltd.	239,039	59,026
Suncorp Group, Ltd.	306,767	2,598,799
»Sunland Group, Ltd.	42,532	1,966
Super Retail Group, Ltd.	111,818	933,115
#*Superloop, Ltd.	309,212	119,425
Tabcorp Holdings, Ltd.	1,567,473	769,148
Technology One, Ltd.	159,784	1,468,953
Telstra Group, Ltd.	581,067	1,401,713
#*Temple & Webster Group, Ltd.	7,723	27,334
*»Ten Sixty Four, Ltd.	340	45
#Terracom, Ltd.	47,911	11,224
TPG Telecom, Ltd.	89,688	294,152
Transurban Group	225,855	1,690,266
»Treasury Wine Estates, Ltd.	244,534	1,873,408
Tribune Resources, Ltd.	40	81
*Tyro Payments, Ltd.	205,334	111,807
*»United Malt Grp, Ltd.	320,740	1,015,386
Ventia Services Group Pty, Ltd.	292,139	508,663
ΩViva Energy Group, Ltd.	501,988	899,472
#*Volpara Health Technologies, Ltd.	196	91
*Webjet, Ltd.	88,994	343,152
Wesfarmers, Ltd.	140,344	4,489,160
*West African Resources, Ltd.	923,314	432,602

5

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*Westgold Resources, Ltd.	600,573	$794,731
Westpac Banking Corp.	368,025	4,800,123
Whitehaven Coal, Ltd.	566,754	2,655,426
*»Wiluna Mining Corp., Ltd.	216	5
WiseTech Global, Ltd.	22,344	822,798
Woodside Energy Group, Ltd.	500,448	10,855,609
#Woodside Energy Group, Ltd., Sponsored ADR	12,218	265,864
Woolworths Group, Ltd.	153,323	3,419,043
Worley, Ltd.	122,162	1,267,719
*Xero, Ltd.	5,832	393,957
XRF Scientific, Ltd.	16,698	10,414
#Yancoal Australia, Ltd.	143,600	439,146

TOTAL AUSTRALIA		263,131,919

AUSTRIA — (0.5%)
Addiko Bank AG	1,076	14,444
Agrana Beteiligungs AG	5,476	87,112
ANDRITZ AG	47,356	2,172,408
AT&S Austria Technologie & Systemtechnik AG	12,896	322,785
ΩBAWAG Group AG	37,399	1,657,926
CA Immobilien Anlagen AG	18,457	622,341
DO & CO AG	4,805	560,711
Erste Group Bank AG	73,593	2,625,349
*Eurotelesites AG	22,084	74,230
*FACC AG	2,830	17,230
*Kapsch TrafficCom AG	4	38
*Lenzing AG	3,402	132,150
Mayr Melnhof Karton AG	1,068	125,306
Oesterreichische Post AG	15,301	487,623
OMV AG	75,346	3,293,954
Palfinger AG	1,560	37,678
Porr AG	7,771	92,818
Raiffeisen Bank International AG	32,954	476,161
*Rosenbauer International AG	388	12,509
*S IMMO AG	1,104	14,820
Schoeller-Bleckmann Oilfield Equipment AG	3,002	151,358
Semperit AG Holding	2,293	36,937
Strabag SE	2,580	101,856
Telekom Austria AG	88,337	616,259
UBM Development AG	510	10,889
UNIQA Insurance Group AG	35,117	282,845
Verbund AG	10,444	905,227
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,172	326,149
voestalpine AG	100,587	2,504,920
Wienerberger AG	74,879	1,815,642
Zumtobel Group AG	13,026	79,445

TOTAL AUSTRIA		19,659,120

BELGIUM — (1.1%)
Ackermans & van Haaren NV	24,582	3,645,454
Ageas SA	126,471	4,847,251
*AGFA-Gevaert NV	80,635	129,722
Anheuser-Busch InBev SA	126,403	7,165,424
*Argenx SE, Sponsored ADR	1,617	759,295
Azelis Group NV	28,027	476,957
Barco NV	8,957	137,185
Bekaert SA	24,009	969,425
bpost SA	32,006	173,212
Cie d’Entreprises CFE	906	6,339

6

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
Colruyt Group N.V	44,039	$1,818,686
Deceuninck NV	36,859	88,050
Deme Group NV	5,300	490,186
D’ieteren Group	1,285	190,291
Econocom Group SA	61,220	149,803
Elia Group SA	7,059	668,914
#Euronav NV	70,999	1,265,912
EVS Broadcast Equipment SA	523	14,705
Fagron	35,888	628,942
Greenyard NV	32	183
#Immobel SA	1,887	52,358
Jensen-Group NV	4	132
KBC Group NV	141,477	7,761,219
#Kinepolis Group NV	8,682	426,727
Lotus Bakeries NV	233	1,723,974
Melexis NV	11,216	822,169
#*Ontex Group NV	50,089	365,845
*Orange Belgium SA	3,496	50,034
Proximus SADP	87,071	719,893
Shurgard Self Storage, Ltd.	2,209	82,446
Sipef NV	1,618	89,616
Solvay SA, Class A	59,016	6,221,797
Tessenderlo Group SA	17,893	520,107
UCB SA	9,732	710,404
Umicore SA	177,223	4,205,457
*Unifiedpost Group SA	2,609	6,343
Van de Velde NV	2,595	87,636
VGP NV	8,898	721,851
Viohalco SA	40	205

TOTAL BELGIUM		48,194,149

CANADA — (10.2%)
*5N Plus, Inc.	22,244	52,876
Acadian Timber Corp.	16	179
ADENTRA, Inc.	6,079	111,224
*Advantage Energy, Ltd.	139,247	1,010,061
Aecon Group, Inc.	40,194	295,321
Africa Oil Corp.	260,964	481,230
Ag Growth International, Inc.	12,236	428,976
AGF Management, Ltd., Class B	50,176	235,655
Agnico Eagle Mines, Ltd.	83,331	3,909,057
#*Air Canada	45,447	547,688
Alamos Gold, Inc.	3,199	39,566
Alamos Gold, Inc.	235,495	2,915,428
#Algoma Central Corp.	28	296
Algonquin Power & Utilities Corp.	95,004	477,870
Algonquin Power & Utilities Corp.	68,270	343,256
Alimentation Couche-Tard, Inc.	106,935	5,814,892
#AltaGas, Ltd.	128,406	2,382,668
Altius Minerals Corp.	9,120	133,425
Altus Group, Ltd.	9,274	314,645
Amerigo Resources, Ltd.	196	167
Andlauer Healthcare Group, Inc.	6,895	192,906
#ARC Resources, Ltd.	312,693	5,025,162
Atco, Ltd., Class I	30,806	788,873
*Athabasca Oil Corp.	461,095	1,368,422
*ATS Corp.	638	21,507
*ATS Corp.	32,022	1,077,203
#Aura Minerals, Inc.	969	6,505

7

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
B2Gold Corp.	6,385	$20,421
B2Gold Corp.	755,388	2,439,903
Badger Infrastructure Solutions, Ltd.	19,342	511,746
#*Ballard Power Systems, Inc.	155,146	516,636
#*Ballard Power Systems, Inc.	28,805	96,069
Bank of Montreal	35,663	2,691,969
Bank of Montreal	93,245	7,044,660
Bank of Nova Scotia (The)	30,030	1,214,612
#Bank of Nova Scotia (The)	186,689	7,555,304
Barrick Gold Corp.	10,942	174,583
Barrick Gold Corp.	299,445	4,785,131
*Bausch + Lomb Corp.	2,000	32,280
*Bausch Health Cos., Inc.	47,139	321,488
*Bausch Health Cos., Inc.	74,673	507,771
Baytex Energy Corp.	283,346	1,224,618
BCE, Inc.	34,136	1,267,470
#Birchcliff Energy, Ltd.	214,120	1,181,458
Bird Construction, Inc.	10,681	82,017
Black Diamond Group, Ltd.	6,025	27,255
#*BlackBerry, Ltd.	57,531	206,793
#*BlackBerry, Ltd.	43,707	156,471
BMTC Group, Inc.	20	195
*Bombardier, Inc., Class A	830	26,653
#*Bombardier, Inc., Class B	35,909	1,150,795
Boralex, Inc., Class A	24,580	456,985
#Boyd Group Services, Inc.	13,845	2,357,913
#Brookfield Asset Management, Ltd., Class A	12,915	370,273
#Brookfield Corp.	139,896	4,077,968
Brookfield Infrastructure Corp., Class A	14,032	360,946
Brookfield Infrastructure Corp., Class A	18,743	482,820
BRP, Inc.	10,551	712,368
BRP, Inc.	2,758	186,496
*CAE, Inc.	10,626	221,658
*CAE, Inc.	35,215	734,613
*Calfrac Well Services, Ltd.	10,048	37,275
Calian Group, Ltd.	2,131	76,245
*Calibre Mining Corp.	540	560
Cameco Corp.	19,302	788,765
#Cameco Corp.	5,099	208,600
Canaccord Genuity Group, Inc.	17,540	90,590
#Canacol Energy, Ltd.	13,989	69,126
#*Canada Goose Holdings, Inc.	5,466	60,556
#*Canada Goose Holdings, Inc.	30,739	341,203
Canadian Imperial Bank of Commerce	25,952	914,325
#Canadian Imperial Bank of Commerce	109,296	3,854,870
#Canadian National Railway Co.	63,963	6,766,006
#Canadian Natural Resources, Ltd.	187,807	11,931,379
Canadian Natural Resources, Ltd.	7,657	485,702
Canadian Pacific Kansas City, Ltd.	13,803	979,599
Canadian Pacific Kansas City, Ltd.	11,513	816,546
Canadian Tire Corp., Ltd., Class A	32,422	3,123,909
Canadian Utilities, Ltd., Class A	36,332	767,859
Canadian Western Bank	73,623	1,457,346
*Canfor Corp.	39,197	400,370
Capital Power Corp.	54,074	1,382,378
*Capstone Copper Corp.	20,150	68,509
Cardinal Energy, Ltd.	97,156	519,285
Cascades, Inc.	91,107	737,650

8

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
CCL Industries, Inc.	66,836	$2,610,371
*Celestica, Inc.	20,326	473,944
*Celestica, Inc.	63,829	1,490,407
#Cenovus Energy, Inc.	358,915	6,848,098
Centerra Gold, Inc.	173,006	878,583
CES Energy Solutions Corp.	179,995	470,651
*CGI, Inc.	39,301	3,789,009
*CGI, Inc.	2,660	256,525
CI Financial Corp.	108,517	982,574
*Cineplex, Inc.	14,814	88,996
Cogeco Communications, Inc.	9,825	386,560
Cogeco, Inc.	3,089	104,891
Colliers International Group, Inc.	14,343	1,301,340
#Colliers International Group, Inc.	4,153	376,066
Computer Modelling Group, Ltd.	50,484	333,105
Constellation Software, Inc.	2,122	4,249,365
Converge Technology Solutions Corp.	8,340	16,581
Corby Spirit and Wine, Ltd.	1,937	18,390
Crescent Point Energy Corp.	397,729	3,185,809
Crescent Point Energy Corp.	4,406	35,292
*Crew Energy, Inc.	107,527	479,447
#*Cronos Group, Inc.	139,538	252,564
#*Cronos Group, Inc.	17,599	31,693
Definity Financial Corp.	34,855	962,608
#*Denison Mines Corp.	34,642	55,397
*Denison Mines Corp.	167,002	270,543
*Descartes Systems Group, Inc. (The)	2,395	172,943
*Descartes Systems Group, Inc. (The)	8,125	586,615
Dexterra Group, Inc.	52	208
Dollarama, Inc.	62,376	4,255,002
Doman Building Materials Group, Ltd.	3,576	17,362
*Dorel Industries, Inc., Class B	21,325	82,950
DREAM Unlimited Corp.	16,420	200,245
Dundee Precious Metals, Inc.	160,102	1,048,318
Dye & Durham, Ltd.	25,414	148,100
Dynacor Group, Inc.	4,660	11,077
E-L Financial Corp., Ltd.	200	122,554
*Eldorado Gold Corp.	17,024	183,944
#*Eldorado Gold Corp.	121,410	1,312,442
Emera, Inc.	38,619	1,263,515
Empire Co., Ltd., Class A	93,897	2,570,204
Enbridge, Inc.	158,310	5,072,252
Endeavour Mining PLC	95,973	1,961,285
#*Endeavour Silver Corp.	10,497	22,464
Enerflex, Ltd.	9,498	37,766
Enerplus Corp.	18,231	307,954
Enerplus Corp.	156,187	2,641,122
Enghouse Systems, Ltd.	30,098	705,918
*Ensign Energy Services, Inc.	43,007	78,687
#EQB, Inc.	20,865	1,034,345
*Equinox Gold Corp.	41,040	179,444
#*Equinox Gold Corp.	204,111	898,088
*ERO Copper Corp.	22,197	300,917
*ERO Copper Corp.	33,236	451,013
Evertz Technologies, Ltd.	13,788	124,646
Exchange Income Corp.	15,936	489,588
Exco Technologies, Ltd.	13,428	69,159
Extendicare, Inc.	31,270	131,995

9

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Fairfax Financial Holdings, Ltd.	6,314	$5,248,727
#Fiera Capital Corp.	41,364	138,848
Finning International, Inc.	120,353	3,221,551
#First Majestic Silver Corp.	184,621	950,798
First Majestic Silver Corp.	2,921	15,023
First Quantum Minerals, Ltd.	146,140	1,691,676
FirstService Corp.	6,869	970,938
FirstService Corp., Class WI	4,425	626,005
*Foraco International SA	104	136
Fortis, Inc.	81,197	3,225,957
Fortis, Inc.	5,333	211,515
*Fortuna Silver Mines, Inc.	223,110	626,939
*Fortuna Silver Mines, Inc.	5,365	15,033
#Franco-Nevada Corp.	7,890	959,030
Franco-Nevada Corp.	1,516	184,224
*Frontera Energy Corp.	3,376	28,598
*Galiano Gold, Inc.	364	193
Gamehost, Inc.	16	103
*GDI Integrated Facility Services, Inc.	2,951	79,480
George Weston, Ltd.	13,682	1,482,475
GFL Environmental, Inc.	10,897	313,586
#GFL Environmental, Inc.	19,280	555,650
Gibson Energy, Inc.	70,084	1,063,692
Gildan Activewear, Inc.	13,212	374,875
#Gildan Activewear, Inc.	80,820	2,296,096
*GoldMoney, Inc.	18	110
*Gran Tierra Energy, Inc.	18,050	110,466
*Gran Tierra Energy, Inc.	2,651	16,308
Great-West Lifeco, Inc.	132,657	3,671,300
*H2O Innovation, Inc.	5,700	17,327
Hammond Power Solutions, Inc.	6,434	328,640
Headwater Exploration, Inc.	228,194	1,226,240
*Heroux-Devtek, Inc.	5,244	57,795
High Liner Foods, Inc.	131	997
Hudbay Minerals, Inc.	6,191	26,980
Hudbay Minerals, Inc.	175,139	763,606
ΩHydro One, Ltd.	46,958	1,216,359
#*i-80 Gold Corp.	11,800	16,235
iA Financial Corp., Inc.	70,310	4,086,666
*IAMGOLD Corp.	373,012	947,450
IGM Financial, Inc.	36,706	825,472
Imperial Oil, Ltd.	1,393	79,300
#Imperial Oil, Ltd.	62,027	3,534,919
Information Services Corp.	2,720	40,068
Innergex Renewable Energy, Inc.	49,107	302,088
Intact Financial Corp.	42,134	5,913,480
*Interfor Corp.	35,658	439,480
*Ivanhoe Mines, Ltd.	30,144	221,914
ΩJamieson Wellness, Inc.	13,243	217,211
#*Journey Energy, Inc.	11,840	42,473
*K92 Mining, Inc.	153,864	554,165
*Karora Resources, Inc.	103,944	309,230
K-Bro Linen, Inc.	92	2,095
*Kelt Exploration, Ltd.	130,374	740,030
#Keyera Corp.	107,773	2,503,641
Kinross Gold Corp.	673,553	3,509,211
Kinross Gold Corp.	42,073	219,419
*Knight Therapeutics, Inc.	54,633	179,060

10

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Kolibri Global Energy, Inc.	12,900	$54,546
KP Tissue, Inc.	16	109
Lassonde Industries, Inc., Class A	1,558	154,706
Laurentian Bank of Canada	47,885	876,124
Leon’s Furniture, Ltd.	13,719	167,504
*Lightspeed Commerce, Inc.	48,099	599,314
*Lightspeed Commerce, Inc.	49,288	614,569
Linamar Corp.	34,590	1,493,979
Loblaw Cos., Ltd.	47,785	3,904,034
#*Logan Energy Corp.	87,034	62,693
Logistec Corp., Class B	832	37,907
*Lumine Group, Inc.	3,681	46,243
Lundin Gold, Inc.	68,734	827,828
Lundin Mining Corp.	349,941	2,182,956
Magellan Aerospace Corp.	24	127
Magna International, Inc.	123,703	5,948,877
Magna International, Inc.	999	47,955
*Mainstreet Equity Corp.	406	39,423
*Major Drilling Group International, Inc.	36,139	191,075
*Mandalay Resources Corp.	108	131
Manulife Financial Corp.	77,674	1,350,658
Manulife Financial Corp.	304,015	5,295,941
Maple Leaf Foods, Inc.	19,037	378,614
Martinrea International, Inc.	45,586	375,327
*MDA, Ltd.	26,481	218,791
Medical Facilities Corp.	3,152	20,843
#*MEG Energy Corp.	225,085	4,442,520
Melcor Developments, Ltd.	2,424	19,591
Methanex Corp.	4,259	175,667
Methanex Corp.	46,910	1,935,038
Metro, Inc.	54,012	2,740,576
Morguard Corp.	1,531	111,948
MTY Food Group, Inc.	11,434	429,769
Mullen Group, Ltd.	65,246	618,503
National Bank of Canada	138,210	8,583,804
*New Gold, Inc.	460,756	562,122
#*NFI Group, Inc.	2,552	23,824
North American Construction Group, Ltd.	15,544	320,362
North American Construction Group, Ltd.	2,895	59,516
North West Co., Inc. (The)	47,647	1,213,613
Northland Power, Inc.	60,559	850,203
#Nutrien, Ltd.	142,728	7,664,494
*NuVista Energy, Ltd.	116,155	1,125,363
#*Obsidian Energy, Ltd.	26,349	223,967
*Obsidian Energy, Ltd.	25,085	213,040
OceanaGold Corp.	580,122	969,482
#Open Text Corp.	1,366	45,558
#Open Text Corp.	90,343	3,017,456
*Orezone Gold Corp.	32,000	19,824
*Orla Mining, Ltd.	64,817	198,431
Osisko Gold Royalties, Ltd.	50,787	620,617
Osisko Gold Royalties, Ltd.	10,326	126,077
#Pan American Silver Corp.	144,445	2,110,341
Pan American Silver Corp.	1,487	21,701
Paramount Resources, Ltd., Class A	56,361	1,353,151
Parex Resources, Inc.	72,195	1,382,275
Park Lawn Corp.	19,958	234,479
Parkland Corp.	92,579	2,798,877

11

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Pason Systems, Inc.	59,040	$565,202
Pembina Pipeline Corp.	73,959	2,273,776
Pembina Pipeline Corp.	135,509	4,170,967
Peyto Exploration & Development Corp.	137,188	1,442,784
PHX Energy Services Corp.	2,256	11,961
#Pine Cliff Energy, Ltd.	19,393	21,513
Pizza Pizza Royalty Corp.	9,827	93,510
Polaris Renewable Energy, Inc.	13,982	131,435
Pollard Banknote, Ltd.	3,761	75,179
*Precision Drilling Corp.	7,296	422,440
*Precision Drilling Corp.	3,169	183,961
Premium Brands Holdings Corp.	27,873	1,792,546
Primo Water Corp.	106,836	1,395,278
Primo Water Corp.	1,286	16,758
#*Profound Medical Corp.	195	1,620
Propel Holdings, Inc.	1,900	11,154
Pulse Seismic, Inc.	72	95
Quarterhill, Inc.	58,983	63,731
Quebecor, Inc., Class B	42,519	876,261
RB Global, Inc.	39,167	2,561,522
#RB Global, Inc.	2,528	165,256
*Real Matters, Inc.	6,080	21,416
#Restaurant Brands International, Inc.	56,762	3,814,406
Restaurant Brands International, Inc.	1,944	130,440
*RF Capital Group, Inc.	14	52
Richelieu Hardware, Ltd.	26,896	803,635
Rogers Communications, Inc., Class B	74,953	2,777,758
Rogers Communications, Inc., Class B	42,672	1,579,317
Rogers Sugar, Inc.	20,199	74,932
*Roots Corp.	40	78
Royal Bank of Canada	203,519	16,237,540
Royal Bank of Canada	41,919	3,348,490
Russel Metals, Inc.	69,697	1,734,580
*Sangoma Technologies Corp.	2,900	8,711
Saputo, Inc.	83,721	1,688,592
Savaria Corp.	13,225	118,127
Secure Energy Services, Inc.	215,998	1,198,044
*Shawcor, Ltd.	51,824	542,038
*Shopify, Inc., Class A	3,353	158,228
*Shopify, Inc., Class A	13,716	647,046
Sienna Senior Living, Inc.	13,540	97,825
*SilverCrest Metals, Inc.	55,292	274,801
#*SilverCrest Metals, Inc.	1,974	9,769
#ΩSleep Country Canada Holdings, Inc.	25,380	399,828
SNC-Lavalin Group, Inc.	98,006	2,719,389
Spartan Delta Corp.	43,517	139,806
ΩSpin Master Corp.	13,357	318,952
Sprott, Inc.	2,214	64,127
#Sprott, Inc.	2,712	78,729
#SSR Mining, Inc.	157,388	2,184,545
SSR Mining, Inc.	357	4,935
Stantec, Inc.	17,352	1,060,556
Stantec, Inc.	23,498	1,437,373
Stelco Holdings, Inc.	27,488	773,802
Stella-Jones, Inc.	35,533	1,859,260
*ΩSTEP Energy Services, Ltd.	717	2,257
StorageVault Canada, Inc.	68,249	211,396
#*Strathcona Resources, Ltd.	607	11,876

12

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Sun Life Financial, Inc.	110,080	$5,027,354
Sun Life Financial, Inc.	2,365	107,905
Suncor Energy, Inc.	1,860	60,171
Suncor Energy, Inc.	445,255	14,426,262
Superior Plus Corp.	90,225	605,724
Supremex, Inc.	36	109
Surge Energy, Inc.	72,571	497,660
Sylogist, Ltd.	6,232	32,501
*Taiga Building Products, Ltd.	48	95
Tamarack Valley Energy, Ltd.	372,167	1,123,270
#*Taseko Mines, Ltd.	106,752	115,292
TC Energy Corp.	741	25,493
TC Energy Corp.	224,232	7,724,792
Teck Resources, Ltd., Class A	600	21,264
Teck Resources, Ltd., Class B	402	14,189
Teck Resources, Ltd., Class B	244,145	8,628,084
TELUS Corp.	2,555	41,152
TerraVest Industries, Inc.	2,120	49,997
TFI International, Inc.	14,671	1,622,906
TFI International, Inc.	5,782	638,946
Thomson Reuters Corp.	2,279	272,692
#Thomson Reuters Corp.	4,102	491,748
Tidewater Midstream and Infrastructure, Ltd.	420	306
TMX Group, Ltd.	40,878	850,392
*Torex Gold Resources, Inc.	43,767	421,513
Toromont Industries, Ltd.	34,455	2,591,105
#Toronto-Dominion Bank (The)	165,616	9,247,997
Toronto-Dominion Bank (The)	10,712	597,696
Total Energy Services, Inc.	23,192	138,325
#*Touchstone Exploration, Inc.	100	66
Tourmaline Oil Corp.	161,655	8,538,924
TransAlta Corp.	48,139	352,377
#TransAlta Corp.	97,689	714,240
*Transat AT, Inc.	7,656	16,600
Transcontinental, Inc., Class A	19,301	141,951
Trican Well Service, Ltd.	163,279	551,614
Tricon Residential, Inc.	112,085	741,985
Triple Flag Precious Metals Corp.	2,200	27,939
Triple Flag Precious Metals Corp.	10,796	138,405
*Trisura Group, Ltd.	12,563	275,920
Vecima Networks, Inc.	3,208	37,851
Vermilion Energy, Inc.	86,824	1,252,002
*Viemed Healthcare, Inc.	14,228	89,779
*Viemed Healthcare, Inc.	289	1,824
*Vitalhub Corp.	1,800	3,611
Wajax Corp.	7,372	158,565
Wall Financial Corp.	4	52
Waste Connections, Inc.	17,372	2,249,674
#*Well Health Technologies Corp.	150,868	402,097
*Wesdome Gold Mines, Ltd.	50,908	272,096
West Fraser Timber Co., Ltd.	5,927	399,574
#West Fraser Timber Co., Ltd.	33,609	2,266,591
Western Forest Products, Inc.	105,977	54,964
Westshore Terminals Investment Corp.	11,923	200,885
Wheaton Precious Metals Corp.	15,983	674,320
#Wheaton Precious Metals Corp.	18,655	788,174
Whitecap Resources, Inc.	457,702	3,531,056
Winpak, Ltd.	14,219	386,753

13

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
WSP Global, Inc.	24,458	$3,197,466
*Yangarra Resources, Ltd.	18,700	23,304
Yellow Pages, Ltd.	28	235

TOTAL CANADA		434,661,765

CHINA — (0.0%)
*AustAsia Group, Ltd.	85,220	17,862

TOTAL CHINA		17,862

DENMARK — (2.7%)
*ALK-Abello A/S	73,283	811,044
Alm Brand A/S	686,304	991,354
#*Ambu A/S, Class B	93,961	924,527
#AP Moller - Maersk A/S, Class A	340	553,718
AP Moller - Maersk A/S, Class B	235	390,205
BankNordik P/F	1,816	40,762
#*Bavarian Nordic A/S	20,545	390,600
*Brodrene Hartmann A/S	601	29,874
Carlsberg AS, Class B	26,100	3,104,789
cBrain A/S	334	8,618
Chemometec A/S	6,685	275,491
Chr Hansen Holding A/S	42,898	2,919,058
Coloplast A/S, Class B	33,682	3,505,884
Columbus A/S	100	87
D/S Norden A/S	17,990	1,020,597
Danske Bank A/S	156,489	3,662,162
*Demant A/S	29,767	1,132,700
DFDS A/S	29,742	857,552
DSV A/S	32,384	4,824,569
FLSmidth & Co. A/S	45,880	1,716,598
*Genmab A/S	9,792	2,759,540
#*Genmab A/S, Class S, ADR	25,250	717,100
*GN Store Nord AS	92,982	1,544,576
H Lundbeck A/S	148,904	776,430
H Lundbeck A/S, Class A	27,512	124,365
#*Huscompagniet A/S	835	4,748
ISS A/S	105,693	1,526,717
Jeudan A/S	1,649	53,477
*Jyske Bank A/S, Registered	35,890	2,521,985
Matas A/S	17,094	222,228
#*ΩNetcompany Group A/S	38,693	1,206,596
*Nilfisk Holding A/S	8,032	128,533
*NKT A/S	40,860	2,048,396
*ΩNNIT A/S	20	230
Novo Nordisk A/S, Class B	224,681	21,541,070
#Novo Nordisk A/S, Sponsored ADR	194,814	18,813,188
Novozymes A/S, B Shares	103,849	4,656,134
*NTG Nordic Transport Group A/S	3,972	157,218
ΩOrsted AS	4,126	198,548
Pandora A/S	60,578	6,847,608
Per Aarsleff Holding A/S	3,206	140,065
Ringkjoebing Landbobank A/S	20,808	2,830,349
ROCKWOOL A/S, Class A	1,510	333,591
ROCKWOOL A/S, Class B	7,385	1,639,868
Royal Unibrew A/S	29,713	2,145,154
*RTX A/S	12	127
ΩScandinavian Tobacco Group A/S	52,522	778,754
Schouw & Co. A/S	6,007	370,049
Solar A/S, B Shares	479	28,524

14

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
SP Group A/S	3,093	$87,604
Spar Nord Bank A/S	61,452	929,436
Sparekassen Sjaelland-Fyn A/S	4,727	138,570
Sydbank AS	60,178	2,607,783
Tivoli A/S	4	411
Topdanmark AS	24,865	1,112,725
TORM PLC, Class A	27,027	823,668
Tryg A/S	145,066	2,827,835
*Vestas Wind Systems A/S	171,820	3,704,860
*Zealand Pharma A/S	18,968	786,511

TOTAL DENMARK		114,294,760

FINLAND — (1.4%)
Aktia Bank OYJ	23,773	224,143
Alandsbanken Abp, Class B	703	23,630
Alma Media OYJ	10,336	95,486
#Anora Group OYJ	4,342	18,771
#Aspo OYJ	24	150
Atria OYJ	4,813	53,010
Bittium OYJ	2,376	10,561
Cargotec OYJ, Class B	22,256	875,589
Caverion OYJ	1,275	11,496
Citycon OYJ	60,079	317,138
Digia OYJ	16	85
Elisa OYJ	51,655	2,188,350
ΩEnento Group OYJ	6,755	120,096
eQ Oyj	2,894	44,784
#Evli OYJ, Class B	519	9,792
#*Finnair OYJ	16,987	1,034
Fiskars OYJ Abp	9,164	140,065
Fortum OYJ	238,579	2,824,405
F-Secure OYJ	7,506	13,488
#Gofore OYJ	864	20,000
Harvia OYJ	12,146	298,364
Huhtamaki OYJ	76,942	2,635,841
Kamux Corp.	9,664	52,096
Kemira OYJ	89,210	1,440,833
Kesko OYJ, Class A	29,641	510,063
Kesko OYJ, Class B	174,265	2,940,735
Kojamo OYJ	53,592	456,574
Kone OYJ, Class B	66,473	2,873,023
Konecranes OYJ	43,856	1,432,863
Lassila & Tikanoja OYJ	7,626	75,448
*Mandatum OYJ	91,884	354,689
Marimekko OYJ	9,928	114,384
Metsa Board OYJ	4	35
Metsa Board OYJ	67,364	508,397
Metso Oyj	301,299	2,645,248
Musti Group OYJ	19,824	389,955
Neste OYJ	82,217	2,755,717
NoHo Partners OYJ	1,178	9,189
Nokia OYJ	327,237	1,086,097
#Nokia OYJ, Sponsored ADR	855,397	2,831,364
Nokian Renkaat OYJ	151,041	1,137,992
Nordea Bank Abp	468,688	4,923,832
Olvi OYJ, A Shares	5,757	170,081
Oma Saastopankki OYJ	2,217	48,742
Orion OYJ, Class A	6,858	271,835
Orion OYJ, Class B	79,842	3,168,126

15

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
#Outokumpu OYJ	397,177	$1,625,954
*Pihlajalinna OYJ	5,743	44,617
Ponsse OYJ	784	20,551
Puuilo OYJ	39,637	331,192
*QT Group OYJ	16,504	961,208
Raisio OYJ, Class V	90,772	190,166
Revenio Group OYJ	13,834	321,112
Sampo OYJ, A Shares	91,884	3,604,189
Sanoma OYJ	46,639	360,366
Scanfil OYJ	8,971	72,256
Siili Solutions OYJ	8	73
*SRV Group Oyj	12	44
*Stockmann OYJ Abp, Class B	10,810	25,081
Stora Enso OYJ, Class R	246,369	2,949,178
Suominen Oyj	40	113
Taaleri OYJ	3,633	32,372
ΩTerveystalo OYJ	62,101	428,636
TietoEVRY OYJ	52,116	1,089,618
Tokmanni Group Corp.	54,434	733,596
UPM-Kymmene OYJ	101,017	3,392,254
Uponor OYJ	22,316	673,676
Vaisala OYJ, A Shares	7,463	254,007
Valmet OYJ	91,672	2,050,355
Wartsila OYJ Abp	83,884	996,603
#*WithSecure OYJ	16,581	14,897
YIT OYJ	80,203	142,591

TOTAL FINLAND		60,438,301

FRANCE — (7.8%)
ABC arbitrage	8,721	44,570
Accor SA	51,382	1,633,132
Aeroports de Paris SA	12,378	1,384,245
*Air France-KLM	5,055	56,926
Air Liquide SA	26,238	4,483,981
Airbus SE	74,617	9,959,765
AKWEL SADIR	4,134	63,360
ΩALD SA	71,510	478,840
Alstom SA	71,074	957,850
Alten SA	23,685	2,786,412
ΩAmundi SA	21,130	1,099,304
*ΩAramis Group SAS	1,083	3,686
Arkema SA	45,287	4,230,622
Assystem SA	488	19,498
Aubay	1,463	48,943
AXA SA	208,324	6,155,673
Axway Software SA	4,019	96,857
*Bastide le Confort Medical	11	242
#*Believe SA	2,465	25,117
Beneteau SACA	25,410	305,650
BioMerieux	13,720	1,312,440
BNP Paribas SA	112,540	6,458,081
#Boiron SA	1,019	42,383
Bollore SE	55,296	301,008
Bonduelle SCA	10,448	110,436
Bouygues SA	121,688	4,271,627
Bureau Veritas SA	145,875	3,313,554
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	4	192
Capgemini SE	59,864	10,535,538
Carrefour SA	298,608	5,233,144

16

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Catana Group	3,423	$20,623
CBo Territoria	44	164
*Cegedim SA	1,637	29,761
*CGG SA	527,352	371,237
Chargeurs SA	5,115	39,576
Cie de Saint-Gobain SA	142,389	7,735,997
Cie des Alpes	1,845	25,859
Cie Generale des Etablissements Michelin SCA	201,331	5,962,872
Cie Plastic Omnium SE	42,585	477,133
#Clariane SE	51,289	193,106
Coface SA	138,995	1,671,930
Credit Agricole SA	69,206	832,312
Danone SA	37,164	2,205,713
Dassault Aviation SA	2,865	567,809
Dassault Systemes SE	15,719	644,913
Derichebourg SA	43,325	186,934
Edenred SE	33,107	1,758,111
Eiffage SA	53,368	4,834,354
*Ekinops SAS	12	55
*ΩElior Group SA	4,430	8,372
Elis SA	134,611	2,201,140
Engie SA	252,510	4,004,630
Equasens	1,906	130,348
Eramet SA	7,130	491,753
*ESI Group	249	39,216
EssilorLuxottica SA	19,844	3,579,207
Esso SA Francaise	191	11,679
Etablissements Maurel et Prom SA	44,157	262,075
Eurazeo SE	29,137	1,636,910
*Euroapi SA	5,023	26,255
Eurofins Scientific SE	76,222	3,853,518
ΩEuronext NV	40,079	2,787,530
#Eutelsat Communications SACA	107,793	459,169
*Exclusive Networks SA	616	9,780
Fnac Darty SA	2,718	63,722
*Forvia SE	108,782	1,821,331
Gaztransport Et Technigaz SA	22,203	2,832,668
Getlink SE	147,753	2,379,334
GL Events SACA	3,433	58,567
Groupe Crit SA	4	262
Guerbet	5,407	98,645
Hermes International SCA	2,252	4,188,505
*ID Logistics Group SACA	1,812	490,315
Imerys SA	27,406	724,786
Infotel SA	744	34,130
*Innate Pharma SA, ADR	36	86
Interparfums SA	1,234	58,108
Ipsen SA	17,830	2,101,372
IPSOS SA	34,884	1,690,974
Jacquet Metals SACA	2,883	45,710
*JCDecaux SE	28,108	438,524
Kaufman & Broad SA	6,086	161,467
Kering SA	13,400	5,427,590
ΩLa Francaise des Jeux SAEM	64,596	2,077,024
Laurent-Perrier	394	49,142
Lectra	4,721	119,264
Legrand SA	36,619	3,153,801
Linedata Services	1	55

17

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
LISI SA	2,006	$46,330
LNA Sante SA	868	18,579
L’Oreal SA	19,245	8,058,502
*Lumibird	857	12,283
LVMH Moet Hennessy Louis Vuitton SE	35,660	25,423,774
ΩMaisons du Monde SA	9,561	47,963
Manitou BF SA	2,162	45,568
Mersen SA	12,957	428,672
Metropole Television SA	20,899	261,329
ΩNeoen SA	20,422	537,063
Nexans SA	15,922	1,122,536
Nexity SA	12,376	172,414
NRJ Group	28	190
Oeneo SA	20	275
Orange SA	1,087,548	12,771,421
Pernod Ricard SA	13,562	2,401,128
*Pierre Et Vacances SA	41,510	55,547
*Prodways Group SA	11	11
Publicis Groupe SA	53,274	4,038,614
Quadient SA	16,526	344,470
Renault SA	112,479	3,929,340
Rexel SA	198,082	4,027,299
Robertet SA	12	9,767
Rubis SCA	49,953	1,084,523
Safran SA	45,808	7,118,598
Sanofi SA	95,203	8,623,989
Sartorius Stedim Biotech	2,099	391,703
Savencia SA	1,481	86,724
Schneider Electric SE	30,599	4,689,128
SCOR SE	113,300	3,371,204
SEB SA	13,920	1,370,563
Seche Environnement SACA	1,281	131,746
SES SA	232,807	1,354,659
#*SES-imagotag SA	1,513	150,969
*ΩSMCP SA	9,050	32,046
Societe BIC SA	15,516	971,728
Societe Generale SA	169,659	3,791,939
Societe LDC SADIR	462	60,554
Societe pour l’Informatique Industrielle	4,439	210,673
Sodexo SA	25,619	2,704,690
*SOITEC	9,057	1,345,047
Sopra Steria Group SACA	9,033	1,616,463
SPIE SA	95,763	2,514,352
*ΩSRP Groupe SA	4,010	4,323
Stef SA	816	87,632
STMicroelectronics NV	664	25,253
#STMicroelectronics NV, Sponsored NVDR	116,431	4,422,049
Sword Group	3,163	114,842
Synergie SE	12	376
Technip Energies NV	92,450	2,017,919
Teleperformance SE	14,720	1,682,717
Television Francaise 1 SA	29,799	209,774
TFF Group	472	20,804
Thales SA	22,015	3,238,013
Thermador Groupe	2,229	158,092
TotalEnergies SE	723,503	48,331,931
Trigano SA	6,670	872,817
*Ubisoft Entertainment SA	73,975	2,101,798

18

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Valeo SE	106,817	$1,404,551
*Vallourec SACA	103,113	1,234,322
Veolia Environnement SA	91,802	2,506,417
ΩVerallia SA	47,173	1,532,760
Vetoquinol SA	732	61,666
Vicat SACA	6,434	197,222
VIEL & Cie SA	16	134
Vinci SA	99,311	10,967,490
Virbac SACA	2,339	670,002
Vivendi SE	301,979	2,699,097
*Voltalia SA, Registered	5,531	46,127
Wavestone	2,675	121,440
*ΩWorldline SA	33,464	423,752
*ΩX-Fab Silicon Foundries SE	36,377	328,368
*Xilam Animation SA	376	1,725

TOTAL FRANCE		331,346,285

GERMANY — (6.3%) 1&1 AG	25,385	435,216
7C Solarparken AG	22,193	75,770
Adesso SE	849	79,958
adidas AG	32,892	5,813,040
*Adtran Networks SE	2,900	61,245
AIXTRON SE	720	20,137
Allianz SE, Registered	46,752	10,916,229
AlzChem Group AG	1,743	40,716
Amadeus Fire AG	2,245	258,654
Atoss Software AG	2,407	506,298
ΩAumann AG	12	160
Aurubis AG	8,525	699,791
*ΩAuto1 Group SE	19,425	113,749
BASF SE	164,054	7,549,220
Bayer AG, Registered	245,534	10,552,509
Bayerische Motoren Werke AG	85,255	7,896,768
BayWa AG	4,869	162,116
Bechtle AG	56,180	2,498,816
ΩBefesa SA	29,663	863,487
Beiersdorf AG	4,560	597,913
Bertrandt AG	942	45,454
Bijou Brigitte AG	2,227	81,682
Bilfinger SE	21,102	772,196
*Borussia Dortmund GmbH & Co. KGaA	23,100	90,830
#BRANICKS Group AG	3,987	16,436
Brenntag SE	86,850	6,437,073
CANCOM SE	29,920	743,833
Carl Zeiss Meditec AG, Class R	2,984	257,816
*CECONOMY AG	101,978	192,946
CENIT AG	8	100
Cewe Stiftung & Co. KGaA	1,966	178,091
Commerzbank AG	443,440	4,757,487
CompuGroup Medical SE & Co. KGaA	21,791	795,566
Continental AG	38,444	2,496,643
*ΩCovestro AG	96,424	4,861,611
CropEnergies AG	11,781	101,115
CTS Eventim AG & Co. KGaA	43,056	2,596,367
Daimler Truck Holding AG	133,227	4,171,133
*ΩDelivery Hero SE	1,928	48,849
Dermapharm Holding SE	4,220	162,632
Deutsche Bank AG, Registered	29,215	319,797

19

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
#Deutsche Bank AG, Registered Sponsored	456,443	$5,025,437
Deutsche Boerse AG	20,457	3,355,911
*Deutsche Lufthansa AG, Registered	93,439	652,247
Deutsche Post AG	184,651	7,174,702
Deutsche Telekom AG	917,968	19,866,812
Deutsche Wohnen SE	9,454	202,856
Deutz AG	86,982	351,028
Draegerwerk AG & Co. KGaA	1,632	73,314
Duerr AG	41,594	851,603
ΩDWS Group GmbH & Co. KGaA	14,942	436,855
E.ON SE	730,676	8,665,516
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,303	51,152
EDAG Engineering Group AG	1,016	13,424
Elmos Semiconductor SE	4,136	269,738
ElringKlinger AG	12,028	67,637
#*Encavis AG	84,205	1,095,207
Energiekontor AG	2,766	203,780
Evonik Industries AG	82,775	1,518,888
#*Evotec SE	14,682	252,493
Fielmann Group AG	8,141	349,538
*flatexDEGIRO AG	42,472	428,819
FORTEC Elektronik AG	4	97
*Fraport AG Frankfurt Airport Services Worldwide	22,693	1,120,894
Freenet AG	78,909	1,996,767
Fresenius Medical Care AG & Co. KGaA	104,510	3,459,843
Fresenius Medical Care AG & Co. KGaA, Sponsored ADR	776	12,905
Fresenius SE & Co. KGaA	105,930	2,714,115
FUCHS SE	12,670	424,534
GEA Group AG	119,721	4,078,565
Gerresheimer AG	31,477	2,924,549
Gesco SE	1,427	31,524
GFT Technologies SE	9,276	276,298
*Grand City Properties SA	30,843	274,991
H&R GmbH & Co. KGaA	16	80
#Hamburger Hafen und Logistik AG	11,861	209,871
Hannover Rueck SE	12,134	2,671,591
#ΩHapag-Lloyd AG	3,638	523,356
Hawesko Holding SE	4	132
Heidelberg Materials AG	75,455	5,461,708
#*Heidelberger Druckmaschinen AG	129,917	155,175
Hella GmbH & Co. KGaA	1,529	116,202
#*HelloFresh SE	111,685	2,427,139
Henkel AG & Co. KGaA	13,818	871,375
Hensoldt AG	28,046	827,088
*Highlight Communications AG	8	23
HOCHTIEF AG	12,054	1,243,534
Hornbach Holding AG & Co. KGaA	8,245	490,654
HUGO BOSS AG	41,351	2,408,321
*Hypoport SE	1,129	137,356
Indus Holding AG	1,072	20,827
Infineon Technologies AG	204,204	5,930,327
Init Innovation in Traffic Systems SE	8	218
ΩInstone Real Estate Group SE	17,633	100,273
IVU Traffic Technologies AG	1,410	20,776
Jenoptik AG	33,048	781,077
ΩJOST Werke SE	6,607	302,391
K+S AG, Registered	87,868	1,473,956
KION Group AG	46,688	1,423,237

20

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Kloeckner & Co. SE	30,708	$313,549
Knaus Tabbert AG	1,393	63,608
Knorr-Bremse AG	22,338	1,240,541
*Koenig & Bauer AG	4,418	50,247
Kontron AG	11,501	230,976
Krones AG	9,173	890,084
KWS Saat SE & Co. KGaA	2,962	167,187
LANXESS AG	11,375	259,706
*LEG Immobilien SE	30,960	1,925,530
*LPKF Laser & Electronics SE	3,681	27,897
*Medios AG	5,301	83,151
Mercedes-Benz Group AG	256,923	15,053,053
Merck KGaA	11,427	1,719,359
*METRO AG	71,403	452,840
MLP SE	32,776	158,325
*MorphoSys AG, ADR	4,062	32,374
MTU Aero Engines AG	23,097	4,321,212
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	10,930	4,372,832
Mutares SE & Co. KGaA	4,702	141,149
#*Nagarro SE	2,728	191,609
Nemetschek SE	32,456	2,415,152
Nexus AG	1,009	49,113
*Nordex SE	11,055	115,987
Norma Group SE	22,518	395,583
OHB SE	1,774	80,537
Pfeiffer Vacuum Technology AG	1,526	235,174
*ProCredit Holding AG & Co. KGaA	5,968	42,770
#ProSiebenSat.1 Media SE	113,109	631,020
PSI Software SE	1,545	36,336
Puma SE	48,805	2,749,592
*PVA TePla AG	6,821	103,173
*QIAGEN NV	52,016	1,946,959
*QIAGEN NV	3,400	126,215
Rational AG	2,553	1,450,461
Rheinmetall AG	22,139	6,327,635
#RTL Group SA	15,592	543,208
RWE AG	161,875	6,181,935
SAF-Holland SE	10,485	139,642
Salzgitter AG	35,124	873,209
SAP SE	5,669	759,446
SAP SE, Sponsored ADR	13,849	1,855,766
ΩScout24 SE	3,712	227,647
Secunet Security Networks AG	287	38,891
#*SGL Carbon SE	23,450	143,639
Siemens AG, Registered	88,211	11,651,196
#*Siemens Energy AG	131,189	1,160,646
ΩSiemens Healthineers AG	9,180	449,457
Siltronic AG	15,146	1,295,159
Sixt SE	6,966	598,619
*SMA Solar Technology AG	10,198	622,506
Stabilus SE	19,739	1,249,766
Stemmer Imaging AG	283	7,777
Stroeer SE & Co. KGaA	13,872	634,018
Suedzucker AG	46,387	701,147
SUESS MicroTec SE	11,050	190,616
Symrise AG	8,155	829,231
Synlab AG	2,709	28,391
*TAG Immobilien AG	79,112	860,049

21

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Takkt AG	11,373	$145,458
Talanx AG	24,237	1,523,026
*ΩTeamViewer SE	96,780	1,482,793
Technotrans SE	1,161	20,310
Telefonica Deutschland Holding AG	123,798	209,826
thyssenkrupp AG	358,777	2,486,983
United Internet AG	48,852	1,014,663
USU Software AG	622	11,473
#VERBIO Vereinigte BioEnergie AG	10,698	360,380
*Vitesco Technologies Group AG	13,291	1,293,880
Volkswagen AG	7,901	908,631
Vonovia SE	92,327	2,117,704
Vossloh AG	5,214	201,986
Wacker Chemie AG	11,725	1,431,435
Wacker Neuson SE	19,550	357,495
Washtec AG	5,251	166,232
*Westwing Group SE	3,005	22,806
Wuestenrot & Wuerttembergische AG	14,983	207,783
*ΩZalando SE	25,364	589,549
Zeal Network SE	1,140	36,752

TOTAL GERMANY		268,120,237

HONG KONG — (1.9%)
AIA Group, Ltd.	1,819,800	15,780,159
ASMPT, Ltd.	315,900	2,664,596
Bank of East Asia, Ltd. (The)	517,793	614,104
BOC Hong Kong Holdings, Ltd.	505,500	1,337,302
Bright Smart Securities & Commodities Group, Ltd.	556,000	95,928
Cafe de Coral Holdings, Ltd.	182,000	229,111
#*Cathay Pacific Airways, Ltd.	724,000	727,276
Chow Sang Sang Holdings International, Ltd.	150,000	172,533
Chow Tai Fook Jewellery Group, Ltd.	424,200	598,518
CITIC Telecom International Holdings, Ltd.	1,578,000	600,981
CK Asset Holdings, Ltd.	499,500	2,496,032
CK Hutchison Holdings, Ltd.	345,000	1,743,827
CK Infrastructure Holdings, Ltd.	117,500	544,357
CK Life Sciences International Holdings, Inc.	836,000	74,790
CLP Holdings, Ltd.	186,000	1,360,900
*C-Mer Eye Care Holdings, Ltd.	250,000	122,051
CN Logistics International Holdings, Ltd.	22,000	16,954
#*Cowell e Holdings, Inc.	308,000	738,451
ΩCrystal International Group, Ltd.	99,500	30,138
Dah Sing Banking Group, Ltd.	164,000	107,522
Dah Sing Financial Holdings, Ltd.	86,400	195,224
EC Healthcare	284,000	88,925
*Energy International Investments Holdings, Ltd.	16,000	1,902
*Esprit Holdings, Ltd.	1,352,500	57,041
ΩESR Group, Ltd.	461,800	592,551
Far East Consortium International, Ltd.	548,123	112,782
First Pacific Co., Ltd.	2,454,000	928,334
*ΩFIT Hon Teng, Ltd.	991,000	132,984
*ΩFosun Tourism Group	202,000	173,225
*ΩFrontage Holdings Corp.	146,000	36,385
FSE Lifestyle Services, Ltd.	14,000	10,431
Galaxy Entertainment Group, Ltd.	25,000	140,103
Giordano International, Ltd.	862,000	245,669
Golden Resources Development International, Ltd.	152,000	11,656
Great Eagle Holdings, Ltd.	93,000	151,422
Guotai Junan International Holdings, Ltd.	2,092,000	165,764

22

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
*Haitong International Securities Group, Ltd.	2,627,900	$473,550
Hang Lung Group, Ltd.	305,000	406,168
Hang Lung Properties, Ltd.	680,000	896,864
Hang Seng Bank, Ltd.	51,400	588,913
*Hao Tian International Construction Investment Group, Ltd.	512,000	64,126
Henderson Land Development Co., Ltd.	285,000	743,041
HK Electric Investments & HK Electric Investments, Ltd.	706,000	391,591
HKBN, Ltd.	719,000	249,021
HKR International, Ltd.	800	166
HKT Trust & HKT, Ltd.	2,448,000	2,534,161
Hong Kong & China Gas Co., Ltd.	2,976,000	2,072,847
Hong Kong Exchanges & Clearing, Ltd.	134,600	4,730,593
*Hong Kong Technology Venture Co., Ltd.	432,000	154,589
*Hongkong & Shanghai Hotels, Ltd. (The)	168,500	129,854
Hysan Development Co., Ltd.	259,000	476,651
*IGG, Inc.	544,000	191,192
International Housewares Retail Co., Ltd.	176,000	48,135
*ITC Properties Group, Ltd.	1,000	88
Johnson Electric Holdings, Ltd.	287,000	355,421
K Wah International Holdings, Ltd.	630,000	169,082
Kerry Logistics Network, Ltd.	80,500	68,210
Kerry Properties, Ltd.	353,500	594,543
#Kowloon Development Co., Ltd.	77,000	67,901
L’Occitane International SA	291,500	748,811
Luk Fook Holdings International, Ltd.	235,000	582,049
Man Wah Holdings, Ltd.	1,287,200	799,503
*Melco International Development, Ltd.	428,000	298,111
*MGM China Holdings, Ltd.	53,200	66,019
Modern Dental Group, Ltd.	73,000	31,441
*Mongolian Mining Corp.	417,000	171,072
MTR Corp., Ltd.	76,000	284,104
NagaCorp., Ltd.	432,759	185,833
*NEW Concepts Holdings, Ltd.	108,000	9,662
*New Focus Auto Tech Holdings, Ltd.	1,080,000	34,507
New World Development Co., Ltd.	163,000	298,727
#Nissin Foods Co., Ltd.	162,000	123,602
Oriental Watch Holdings	24,000	11,563
Pacific Basin Shipping, Ltd.	5,891,000	1,701,513
Pacific Textiles Holdings, Ltd.	519,000	98,831
PAX Global Technology, Ltd.	20,000	13,803
PC Partner Group, Ltd.	124,000	49,286
#PCCW, Ltd.	3,347,000	1,638,296
Pentamaster International, Ltd.	2,000	227
Perfect Medical Health Management, Ltd.	155,000	72,700
Pico Far East Holdings, Ltd.	74,000	12,957
Power Assets Holdings, Ltd.	215,000	1,027,656
PRADA SpA	103,300	620,492
*Sa Sa International Holdings, Ltd.	316,000	41,193
*ΩSamsonite International SA	1,158,300	3,582,402
*Sands China, Ltd.	131,600	353,194
*Shangri-La Asia, Ltd.	660,000	420,903
*Shun Tak Holdings, Ltd.	1,160,000	151,215
SITC International Holdings Co., Ltd.	1,172,000	1,803,400
#*SJM Holdings, Ltd.	1,238,000	428,773
SmarTone Telecommunications Holdings, Ltd.	196,000	102,201
Stella International Holdings, Ltd.	238,000	268,885
Sun Hung Kai Properties, Ltd.	111,500	1,144,982
SUNeVision Holdings, Ltd.	326,000	121,241

23

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
Swire Pacific, Ltd., Class A	125,000	$800,360
Swire Pacific, Ltd., Class B	210,000	215,513
Swire Properties, Ltd.	154,800	299,526
Tai Hing Group Holdings, Ltd.	2,000	220
Techtronic Industries Co., Ltd.	315,500	2,874,927
#*Texhong International Group, Ltd.	196,000	106,960
Texwinca Holdings, Ltd.	258,000	34,292
#*Theme International Holdings, Ltd.	2,880,000	213,481
*TOM Group, Ltd.	2,000	169
*Tongda Group Holdings, Ltd.	280,000	3,900
Town Health International Medical Group, Ltd.	6,000	245
United Laboratories International Holdings, Ltd. (The)	1,258,000	1,284,592
Value Partners Group, Ltd.	449,000	154,935
Vesync Co., Ltd.	60,000	37,804
Vitasoy International Holdings, Ltd.	476,000	586,438
*Vobile Group, Ltd.	96,000	24,661
*ΩVPower Group International Holdings, Ltd.	470,000	26,129
VSTECS Holdings, Ltd.	544,000	274,621
VTech Holdings, Ltd.	145,500	847,011
Wang On Group, Ltd.	40,000	210
ΩWH Group, Ltd.	6,480,500	3,867,793
Wharf Real Estate Investment Co., Ltd.	252,000	880,837
*Wynn Macau, Ltd.	248,400	219,365
Xinyi Glass Holdings, Ltd.	890,405	1,023,022
Yue Yuen Industrial Holdings, Ltd.	359,500	420,855
*Yunfeng Financial Group, Ltd.	2,000	233
*Zensun Enterprises, Ltd.	495,000	10,565
#*Zhaobangji Properties Holdings, Ltd.	248,000	7,226

TOTAL HONG KONG		80,021,679

IRELAND — (0.5%)
AIB Group PLC	493,765	2,136,707
Bank of Ireland Group PLC	575,703	5,141,998
Cairn Homes PLC	240,960	283,731
Dalata Hotel Group PLC	102,453	434,256
FBD Holdings PLC	4,180	51,694
*Flutter Entertainment PLC	11,017	1,722,880
Glanbia PLC	127,219	2,000,929
*ΩGlenveagh Properties PLC	231,680	223,337
Irish Continental Group PLC	28,630	130,126
Kerry Group PLC, Class A	11,439	881,197
Kingspan Group PLC	47,429	3,182,421
*Permanent TSB Group Holdings PLC	11,992	23,830
Smurfit Kappa Group PLC	137,283	4,460,642

TOTAL IRELAND		20,673,748

ISRAEL — (0.6%)
*AFI Properties, Ltd.	12	324
Africa Israel Residences, Ltd.	1,470	62,280
*Airport City, Ltd.	15,101	198,246
*Allot, Ltd.	36	65
Alrov Properties and Lodgings, Ltd.	4	113
Amot Investments, Ltd.	19,241	80,473
Arad, Ltd.	2,986	42,071
#*Argo Properties NV	2,404	29,504
*Ashdod Refinery, Ltd.	5,733	112,476
Ashtrom Group, Ltd.	8,428	90,643
AudioCodes, Ltd.	4,200	33,012
#Aura Investments, Ltd.	33,670	69,911

24

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Automatic Bank Services, Ltd.	1,993	$6,207
#*Azorim-Investment Development & Construction Co., Ltd.	37,686	117,840
Azrieli Group, Ltd.	2,640	113,351
Bank Hapoalim BM	293,695	2,095,877
Bank Leumi Le-Israel BM	457,902	2,941,719
Bet Shemesh Engines Holdings 1997, Ltd.	1,369	31,403
Bezeq The Israeli Telecommunication Corp., Ltd.	405,451	498,502
*Big Shopping Centers, Ltd.	1,125	78,698
Blue Square Real Estate, Ltd.	980	47,964
*Brack Capital Properties NV	8	454
*Camtek, Ltd.	7,201	372,906
Carasso Motors, Ltd.	13,350	39,236
*Cellcom Israel, Ltd.	52,324	128,677
*Clal Insurance Enterprises Holdings, Ltd.	57,190	713,612
Danel Adir Yeoshua, Ltd.	2,957	211,896
Delek Group, Ltd.	4,455	485,634
Delta Galil, Ltd.	6,514	205,618
Diplomat Holdings, Ltd.	2,250	14,622
*Doral Group Renewable Energy Resources, Ltd.	10,432	13,966
*El Al Israel Airlines	57,889	41,182
Elbit Systems, Ltd.	567	105,757
Electra Consumer Products 1970, Ltd.	2,238	32,407
#Electra Real Estate, Ltd.	7,269	58,485
Electra, Ltd.	684	216,348
Energix-Renewable Energies, Ltd.	25,519	61,963
*Enlight Renewable Energy, Ltd.	11,414	153,505
*Equital, Ltd.	18,694	406,120
*Fattal Holdings 1998, Ltd.	2,644	218,484
First International Bank Of Israel, Ltd. (The)	24,802	842,969
FMS Enterprises Migun, Ltd.	4	124
Formula Systems 1985, Ltd.	6,291	356,260
Formula Systems 1985, Ltd., ADR	278	15,638
#Fox Wizel, Ltd.	7,896	447,932
Gav-Yam Lands Corp., Ltd.	6,042	34,126
*Gilat Satellite Networks, Ltd.	17,013	101,770
#*Hagag Group Real Estate Development	7,382	15,711
Harel Insurance Investments & Financial Services, Ltd.	45,467	291,534
Hilan, Ltd.	7,421	318,445
ICL Group, Ltd.	156,369	757,581
IDI Insurance Co., Ltd.	4,667	91,216
Ilex Medical, Ltd.	1,617	24,286
Inrom Construction Industries, Ltd.	21,021	49,882
Israel Canada T.R, Ltd.	97,549	204,958
Israel Discount Bank, Ltd., Class A	589,937	2,588,370
Israel Land Development Co., Ltd. (The)	5,992	37,339
Israel Shipyards Industries, Ltd.	1,632	36,004
Isras Investment Co., Ltd.	665	112,369
*Kamada, Ltd.	10,543	44,281
Kardan Real Estate Enterprise & Development, Ltd.	34,742	28,940
Kerur Holdings, Ltd.	8	151
Lapidoth Capital, Ltd.	2,630	35,534
Levinstein Properties, Ltd.	1,149	14,348
M Yochananof & Sons, Ltd.	1,455	52,222
Magic Software Enterprises, Ltd.	18,375	184,117
Matrix IT, Ltd.	23,131	390,343
Max Stock, Ltd.	22,060	33,808
Maytronics, Ltd.	35,257	327,684
Mediterranean Towers, Ltd.	48,879	84,817

25

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Mega Or Holdings, Ltd.	4,790	$65,523
Meitav Investment House, Ltd.	19,092	55,687
Menora Mivtachim Holdings, Ltd.	8,741	173,932
Meshulam Levinstein Contracting & Engineering, Ltd.	572	31,219
Migdal Insurance & Financial Holdings, Ltd.	264,536	248,480
Mivne Real Estate KD, Ltd.	110,684	238,602
Mizrahi Tefahot Bank, Ltd.	36,458	1,126,485
Naphtha Israel Petroleum Corp., Ltd.	19,808	75,941
*Nayax, Ltd.	503	10,184
#*Nice, Ltd., Sponsored ADR	1,272	196,333
*Nova, Ltd.	1,057	100,565
*Nova, Ltd.	14,877	1,412,869
Oil Refineries, Ltd.	2,046,720	560,558
One Software Technologies, Ltd.	17,158	174,017
*OPC Energy, Ltd.	4,610	24,990
Palram Industries 1990, Ltd.	4,371	31,160
*Partner Communications Co., Ltd.	68,914	250,237
*Paz Oil Co., Ltd.	5,733	407,137
*Perion Network, Ltd.	8,414	215,885
Phoenix Holdings, Ltd. (The)	48,962	415,485
Plasson Industries, Ltd.	200	6,788
Polyram Plastic Industries, Ltd.	8,556	19,863
Prashkovsky Investments and Construction, Ltd.	3,584	65,168
Qualitau, Ltd.	1,161	15,747
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	6,247	336,628
Retailors, Ltd.	4,479	77,500
*Scope Metals Group, Ltd.	2,304	59,286
Shapir Engineering and Industry, Ltd.	7,342	39,346
*Shikun & Binui, Ltd.	95,095	214,846
*Shufersal, Ltd.	52,986	223,048
*Strauss Group, Ltd.	3,149	58,270
ΩTamar Petroleum, Ltd.	33,345	118,278
*Tel Aviv Stock Exchange, Ltd.	17,550	78,086
Telsys, Ltd.	851	50,921
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	47,782	409,969
Tiv Taam Holdings 1, Ltd.	7,253	10,567
*Tower Semiconductor, Ltd.	22,646	521,311
YH Dimri Construction & Development, Ltd.	2,316	124,286

TOTAL ISRAEL		25,899,507

ITALY — (2.7%)
A2A SpA	746,118	1,396,699
ACEA SpA	26,985	324,309
Amplifon SpA	89,494	2,520,025
ΩAnima Holding SpA	186,317	759,392
Arnoldo Mondadori Editore SpA	96,562	211,278
#Ascopiave SpA	29,476	65,428
Assicurazioni Generali SpA	128,720	2,550,399
#*Avio SpA	28	217
Azimut Holding SpA	65,124	1,368,467
Banca Generali SpA	36,075	1,167,584
Banca IFIS SpA	17,660	301,094
Banca Mediolanum SpA	47,396	386,053
*Banca Monte dei Paschi di Siena SpA	258,812	697,865
Banca Popolare di Sondrio SpA	345,815	1,882,469
Banca Profilo SpA	440	94
Banco BPM SpA	1,466,955	7,478,436
Banco di Desio e della Brianza SpA	64	223
BasicNet SpA	1,672	8,006

26

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
BPER Banca	773,261	$2,508,417
Brembo SpA	41,472	444,936
Brunello Cucinelli SpA	22,433	1,798,538
Buzzi SpA	40,906	1,080,945
Cairo Communication SpA	41,576	71,280
ΩCarel Industries SpA	16,682	347,016
Cembre SpA	646	21,919
Cementir Holding NV	8,645	71,914
*CIR SpA-Compagnie Industriali	246,892	100,602
Credito Emiliano SpA	43,390	350,855
d’Amico International Shipping SA	29,673	155,568
Danieli & C Officine Meccaniche SpA	23,262	468,648
Danieli & C Officine Meccaniche SpA	7,550	199,510
Datalogic SpA	4,038	24,158
Davide Campari-Milano NV, Class M	26,305	290,001
De’ Longhi SpA	9,264	206,809
DiaSorin SpA	3,171	283,224
Elica SpA	32	59
Emak SpA	19,221	18,062
ΩEnav SpA	90,940	302,214
Enel SpA	1,236,125	7,823,857
Eni SpA	690,235	11,255,981
ERG SpA	12,382	303,638
Esprinet SpA	17,415	82,098
*Eurotech SpA	2,736	5,715
Ferrari NV	11,648	3,513,503
*Fiera Milano SpA	3,798	7,909
Fila SpA	9,192	68,886
#*Fincantieri SpA	78,176	41,647
FinecoBank Banca Fineco SpA	160,954	1,890,985
FNM SpA	28,202	12,192
*Garofalo Health Care SpA	7,912	37,383
Gefran SpA	545	4,263
#*Geox SpA	76	50
Gruppo MutuiOnline SpA	4,186	117,695
Hera SpA	336,710	944,569
#Illimity Bank SpA	34,826	177,209
IMMSI SpA	19,843	9,952
ΩInfrastrutture Wireless Italiane SpA	38,096	415,562
Interpump Group SpA	17,602	733,052
Intesa Sanpaolo SpA	842,406	2,187,333
Iren SpA	507,703	1,013,721
Italgas SpA	208,906	1,059,468
Italian Sea Group SpA (The)	4,636	34,057
*Iveco Group NV	249,156	2,094,757
#IVS Group SA	3,811	21,189
Leonardo SpA	237,133	3,568,011
LU-VE SpA	1,192	22,175
Maire Tecnimont SpA	101,451	470,758
#Mediobanca Banca di Credito Finanziario SpA	173,953	2,072,204
#Mfe Mediaforeurope NV, Class B	42,720	113,114
MFE-MediaForEurope NV, Class A	133,661	242,211
Moncler SpA	32,965	1,705,272
*Newlat Food SpA	1,745	10,845
*ΩNexi SpA	233,836	1,353,479
Openjobmetis Spa agenzia per il lavoro	12	115
Orsero SpA	4,077	63,607
ΩOVS SpA	217,915	384,893

27

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
#Pharmanutra SpA	1,747	$89,098
Piaggio & C SpA	109,123	292,742
ΩPiovan SpA	3,261	29,299
ΩPirelli & C SpA	154,208	684,757
ΩPoste Italiane SpA	155,079	1,531,005
Prysmian SpA	51,238	1,911,263
ΩRAI Way SpA	62,139	308,702
Recordati Industria Chimica e Farmaceutica SpA	26,413	1,217,253
Reply SpA	8,789	825,417
Rizzoli Corriere Della Sera Mediagroup SpA	53,146	39,323
*Sabaf SpA	12	183
SAES Getters SpA	3	105
Salvatore Ferragamo SpA	15,048	183,553
Sanlorenzo SpA	4,061	144,228
Saras SpA	554,293	804,134
Sesa SpA	5,164	519,910
Snam SpA	148,806	681,059
*Sogefi SpA	35,428	58,418
SOL SpA	12,499	359,353
#Stellantis NV	661,463	12,356,129
ΩTechnogym SpA	94,960	713,151
*Telecom Italia SpA/Milano	7,446,778	1,921,378
*Tenaris SA	40,214	635,258
Tenaris SA, Sponsored ADR	15,982	500,556
Terna - Rete Elettrica Nazionale	173,006	1,321,405
*Tod’s SpA	3,392	113,297
UniCredit SpA	467,005	11,661,921
Unipol Gruppo SpA	275,583	1,489,087
UnipolSai Assicurazioni SpA	155,467	367,769
#Webuild SpA	89,700	161,372
Wiit SpA	3,308	51,679
Zignago Vetro SpA	12,987	169,670

TOTAL ITALY		114,868,542

JAPAN — (22.5%)
&Do Holdings Co., Ltd.	4,000	25,963
77 Bank, Ltd. (The)	45,400	999,762
A&D HOLON Holdings Co., Ltd.	29,600	294,348
ABC-Mart, Inc.	10,300	158,501
*Access Co., Ltd.	20,300	101,068
Achilles Corp.	7,700	78,197
#AD Works Group Co., Ltd.	22,000	36,898
Adastria Co., Ltd.	26,300	547,030
ADEKA Corp.	63,000	1,039,566
Ad-Sol Nissin Corp.	2,892	30,286
Advan Group Co., Ltd.	5,000	33,213
Advance Create Co., Ltd.	4,200	26,485
Advantest Corp.	162,000	4,080,887
Aeon Co., Ltd.	123,600	2,584,709
Aeon Delight Co., Ltd.	9,573	209,861
#Aeon Fantasy Co., Ltd.	5,100	90,486
Aeon Hokkaido Corp.	20,300	117,555
Aeon Mall Co., Ltd.	39,500	446,786
AFC-HD AMS Life Science Co., Ltd.	4,600	23,267
AGC, Inc.	104,300	3,519,940
Agro-Kanesho Co., Ltd.	1,900	16,849
#Ahresty Corp.	13,100	63,318
Ai Holdings Corp.	10,400	159,319
Aica Kogyo Co., Ltd.	22,500	513,751

28

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Aichi Steel Corp.	7,900	$182,314
Aichi Tokei Denki Co., Ltd.	1,000	13,206
Aida Engineering, Ltd.	35,000	205,223
#*Aidma Holdings, Inc.	2,200	25,349
Ain Holdings, Inc.	19,229	538,608
Air Water, Inc.	127,300	1,594,139
Airport Facilities Co., Ltd.	3,500	12,942
Airtech Japan, Ltd.	4,300	38,955
Airtrip Corp.	4,400	52,209
Aisan Industry Co., Ltd.	27,000	211,443
Aisin Corp.	28,800	989,254
AIT Corp.	7,400	80,379
Ajinomoto Co., Inc.	71,500	2,587,210
#*Akebono Brake Industry Co., Ltd.	77,600	62,000
Akita Bank, Ltd. (The)	12,400	170,388
Albis Co., Ltd.	3,000	49,226
Alconix Corp.	14,100	126,806
Alfresa Holdings Corp.	89,300	1,408,091
Alinco, Inc.	8,200	51,221
*Allied Telesis Holdings KK	27,400	17,911
Alpen Co., Ltd.	19,000	245,271
Alpha Corp.	2,200	20,294
Alpha Systems, Inc.	1,100	20,003
*AlphaPolis Co., Ltd.	700	10,377
Alps Alpine Co., Ltd.	152,446	1,237,123
Alps Logistics Co., Ltd.	6,500	67,384
Altech Corp.	9,400	158,462
Amada Co., Ltd.	193,200	1,849,780
Amano Corp.	37,200	754,341
Amiyaki Tei Co., Ltd.	1,786	43,281
Amvis Holdings, Inc.	20,700	349,499
*ANA Holdings, Inc.	17,800	346,962
Anabuki Kosan, Inc.	1,400	18,063
Anest Iwata Corp.	8,200	60,318
Anicom Holdings, Inc.	48,000	172,102
Anritsu Corp.	74,700	553,425
AOKI Holdings, Inc.	46,500	301,515
Aoyama Trading Co., Ltd.	54,800	542,771
Aoyama Zaisan Networks Co., Ltd.	9,600	66,939
#Aozora Bank, Ltd.	84,200	1,704,627
Arakawa Chemical Industries, Ltd.	6,500	43,564
Arata Corp.	6,867	253,015
ARCLANDS Corp.	37,420	398,550
Arcs Co., Ltd.	23,713	450,476
ARE Holdings, Inc.	57,500	725,181
Arealink Co., Ltd.	4,700	84,941
Argo Graphics, Inc.	5,500	118,938
Arisawa Manufacturing Co., Ltd.	27,200	191,277
As One Corp.	10,500	331,338
Asahi Co., Ltd.	10,100	86,698
Asahi Group Holdings, Ltd.	25,400	911,713
Asahi Intecc Co., Ltd.	56,300	933,655
Asahi Kasei Corp.	391,300	2,385,859
Asahi Net, Inc.	4,800	19,365
ASAHI YUKIZAI Corp.	12,200	294,840
Asanuma Corp.	12,400	290,667
Ashimori Industry Co., Ltd.	1,400	18,969
Asia Pile Holdings Corp.	20,900	101,847

29

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Asics Corp.	43,900	$1,370,815
ASKA Pharmaceutical Holdings Co., Ltd.	14,900	167,846
ASKUL Corp.	28,000	361,821
Astellas Pharma, Inc.	153,500	1,925,782
#Astena Holdings Co., Ltd.	17,500	62,283
Asti Corp.	1,000	23,507
Ateam, Inc.	4,400	17,723
*Atrae, Inc.	1,500	9,845
Aucnet, Inc.	5,100	58,966
Autobacs Seven Co., Ltd.	41,000	419,895
Avant Group Corp.	11,100	92,790
Awa Bank, Ltd. (The)	38,600	634,391
Axial Retailing, Inc.	12,551	318,654
#Axxzia, Inc.	1,000	6,319
Azbil Corp.	14,900	434,274
AZ-COM MARUWA Holdings, Inc.	13,900	189,072
Bandai Namco Holdings, Inc.	94,200	1,930,091
Bando Chemical Industries, Ltd.	26,600	263,111
Bank of Iwate, Ltd. (The)	15,000	269,900
Bank of Nagoya, Ltd. (The)	8,300	331,572
Bank of Saga, Ltd. (The)	6,200	83,966
Bank of the Ryukyus, Ltd.	33,800	276,747
Baroque Japan, Ltd.	900	4,665
Base Co., Ltd.	3,600	99,957
BayCurrent Consulting, Inc.	32,800	814,125
Beauty Garage, Inc.	2,800	41,156
Beenos, Inc.	9,000	83,912
Belc Co., Ltd.	5,300	247,073
Bell System24 Holdings, Inc.	28,200	287,689
Belluna Co., Ltd.	40,700	164,472
Benefit One, Inc.	48,300	342,209
Benesse Holdings, Inc.	50,500	595,049
#*Bengo4.com, Inc.	3,494	96,668
Bic Camera, Inc.	52,800	398,497
BIPROGY, Inc.	40,000	990,459
B-Lot Co., Ltd.	6,700	35,304
BML, Inc.	11,596	217,839
#Bookoff Group Holdings, Ltd.	10,600	72,442
Br. Holdings Corp.	8,500	20,486
BrainPad, Inc.	8,100	43,216
Bridgestone Corp.	135,400	5,066,604
Brother Industries, Ltd.	141,500	2,185,404
Bunka Shutter Co., Ltd.	40,000	334,907
#Bushiroad, Inc.	8,400	28,288
Business Brain Showa-Ota, Inc.	2,400	33,279
Business Engineering Corp., Class G	2,200	49,100
C Uyemura & Co., Ltd.	5,000	269,405
Calbee, Inc.	35,900	688,630
Canon Electronics, Inc.	16,000	202,635
Canon Marketing Japan, Inc.	11,400	270,914
Canon, Inc.	27,000	633,081
#Canon, Inc., Sponsored ADR	68,669	1,619,215
Capcom Co., Ltd.	44,300	1,415,482
Career Design Center Co., Ltd.	1,800	22,998
#Careerlink Co., Ltd.	4,000	64,287
#Carenet, Inc.	3,400	19,218
Carlit Holdings Co., Ltd.	15,900	101,524
Carta Holdings, Inc.	3,800	29,834

30

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Casio Computer Co., Ltd.	66,700	$529,390
Cawachi, Ltd.	13,900	231,567
CDS Co., Ltd.	1,700	19,251
Celsys, Inc.	18,557	84,180
Central Automotive Products, Ltd.	4,000	89,141
Central Glass Co., Ltd.	17,000	319,020
Central Japan Railway Co.	39,940	895,614
Central Security Patrols Co., Ltd.	6,100	103,194
Central Sports Co., Ltd.	2,500	39,651
#Ceres, Inc.	2,400	14,801
#Change Holdings, Inc.	20,700	208,032
Charm Care Corp. KK	9,400	67,903
Chiba Bank, Ltd. (The)	114,800	848,616
Chiba Kogyo Bank, Ltd. (The)	53,700	346,074
Chikaranomoto Holdings Co., Ltd.	7,500	92,657
Chilled & Frozen Logistics Holdings Co., Ltd.	4,300	39,239
Chino Corp.	2,500	33,560
*Chiyoda Corp.	66,000	153,838
Chori Co., Ltd.	3,600	69,079
Chubu Electric Power Co., Inc.	109,800	1,321,341
Chubu Shiryo Co., Ltd.	11,802	84,553
Chuetsu Pulp & Paper Co., Ltd.	5,300	47,315
Chugai Pharmaceutical Co., Ltd.	93,900	2,765,321
Chugin Financial Group, Inc.	111,300	880,802
Chugoku Electric Power Co., Inc. (The)	127,700	793,714
Chugoku Marine Paints, Ltd.	19,700	176,519
CI Takiron Corp.	27,900	106,851
Citizen Watch Co., Ltd.	265,100	1,528,161
CKD Corp.	37,300	463,772
CK-San-Etsu Co., Ltd.	1,300	30,473
#CMIC Holdings Co., Ltd.	5,000	56,291
CMK Corp.	40,400	175,797
Coca-Cola Bottlers Japan Holdings, Inc.	71,000	946,542
Colowide Co., Ltd.	48,500	750,342
Computer Engineering & Consulting, Ltd.	13,800	140,602
COMSYS Holdings Corp.	56,100	1,146,115
Comture Corp.	16,900	222,960
Concordia Financial Group, Ltd.	431,500	1,984,481
Core Corp.	1,800	20,170
Cosmo Energy Holdings Co., Ltd.	36,100	1,311,037
Cosmos Initia Co., Ltd.	900	4,035
#Cosmos Pharmaceutical Corp.	5,600	580,356
Cota Co., Ltd.	7,480	80,310
CRE, Inc.	1,600	16,555
Create Restaurants Holdings, Inc.	136,200	938,907
Create SD Holdings Co., Ltd.	11,600	247,020
Creek & River Co., Ltd.	5,800	74,872
Cresco, Ltd.	3,900	42,259
Cross Marketing Group, Inc.	4,200	18,553
CTI Engineering Co., Ltd.	5,400	160,811
CTS Co., Ltd.	8,100	35,567
Curves Holdings Co., Ltd.	35,500	153,303
*Cyber Security Cloud, Inc.	2,900	38,642
CyberAgent, Inc.	47,230	246,278
Cybozu, Inc.	15,800	194,885
Dai Nippon Toryo Co., Ltd.	9,700	61,424
Daicel Corp.	206,400	1,736,979
Dai-Dan Co., Ltd.	8,800	85,824

31

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Daido Metal Co., Ltd.	31,100	$107,606
Daido Steel Co., Ltd.	25,700	994,094
Daifuku Co., Ltd.	61,500	1,001,616
Daihatsu Diesel Manufacturing Co., Ltd.	13,500	74,255
Daihen Corp.	7,400	230,632
Daiho Corp.	3,100	78,705
Dai-Ichi Cutter Kogyo KK	2,700	21,394
Daiichi Jitsugyo Co., Ltd.	6,100	78,020
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	8,200	49,922
Dai-ichi Life Holdings, Inc.	122,400	2,566,888
Daiichi Sankyo Co., Ltd.	21,300	542,609
Daiichikosho Co., Ltd.	52,600	770,358
Daiken Medical Co., Ltd.	3,000	10,538
Daiki Aluminium Industry Co., Ltd.	23,700	194,520
Daikin Industries, Ltd.	24,200	3,456,344
Daikoku Denki Co., Ltd.	3,300	95,332
Daikokutenbussan Co., Ltd.	4,500	189,277
Daikyonishikawa Corp.	26,800	132,721
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,229	75,132
Daio Paper Corp.	31,300	255,451
Daiseki Co., Ltd.	22,300	608,871
Daiseki Eco. Solution Co., Ltd.	3,800	24,138
Daishi Hokuetsu Financial Group, Inc.	12,700	328,307
Daishinku Corp.	20,400	97,659
Daisue Construction Co., Ltd.	3,000	26,227
Daito Pharmaceutical Co., Ltd.	8,140	103,359
Daito Trust Construction Co., Ltd.	11,000	1,173,033
Daitron Co., Ltd.	5,500	103,902
Daiwa House Industry Co., Ltd.	144,800	3,945,918
Daiwa Securities Group, Inc.	343,500	1,959,682
Daiwabo Holdings Co., Ltd.	59,500	1,117,160
DCM Holdings Co., Ltd.	77,000	598,937
*DD GROUP Co., Ltd.	5,200	46,594
Dear Life Co., Ltd.	21,500	106,190
Delica Foods Holdings Co., Ltd.	6,000	24,286
Denka Co., Ltd.	60,300	1,080,419
Denso Corp.	86,600	1,257,729
Dentsu Group, Inc.	64,500	1,852,653
Dexerials Corp.	44,900	1,005,354
DIC Corp.	60,000	937,964
Digital Arts, Inc.	7,500	205,025
Digital Hearts Holdings Co., Ltd.	5,200	31,314
Digital Information Technologies Corp.	5,300	55,154
dip Corp.	22,465	440,563
Direct Marketing MiX, Inc.	12,700	33,879
Disco Corp.	7,600	1,312,543
DKS Co., Ltd.	3,200	36,639
DMG Mori Co., Ltd.	131,700	2,147,533
#Double Standard, Inc.	1,600	14,632
Doutor Nichires Holdings Co., Ltd.	41,400	595,119
Dowa Holdings Co., Ltd.	45,400	1,372,387
DTS Corp.	11,400	231,470
DyDo Group Holdings, Inc.	4,700	181,241
Eagle Industry Co., Ltd.	20,200	217,812
East Japan Railway Co.	18,500	961,616
EAT&HOLDINGS Co., Ltd.	1,400	18,489
Ebara Corp.	46,700	2,035,194
Ebara Foods Industry, Inc.	1,800	34,920

32

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Ebara Jitsugyo Co., Ltd.	2,200	$38,234
Ebase Co., Ltd.	11,100	47,275
#Eco’s Co., Ltd.	2,800	39,917
EDION Corp.	61,400	610,574
eGuarantee, Inc.	15,500	176,959
E-Guardian, Inc.	1,800	19,706
Ehime Bank, Ltd. (The)	24,100	177,275
Eiken Chemical Co., Ltd.	25,800	252,983
Eisai Co., Ltd.	2,600	136,674
Elan Corp.	11,700	57,324
Elecom Co., Ltd.	18,300	205,663
Electric Power Development Co., Ltd.	30,600	466,643
Elematec Corp.	13,000	146,357
EM Systems Co., Ltd.	6,800	31,969
en Japan, Inc.	19,700	290,079
Endo Lighting Corp.	5,600	43,559
ENEOS Holdings, Inc.	1,701,400	6,265,448
Enomoto Co., Ltd.	2,700	27,224
ERI Holdings Co., Ltd.	2,400	25,514
ES-Con Japan, Ltd.	22,100	128,124
Eslead Corp.	2,300	47,080
ESPEC Corp.	10,900	158,341
Exedy Corp.	39,200	647,876
EXEO Group, Inc.	102,000	2,105,398
Ezaki Glico Co., Ltd.	35,700	1,033,908
F&M Co., Ltd.	1,800	24,163
Fabrica Communications Co., Ltd.	600	7,892
FALCO HOLDINGS Co., Ltd.	2,600	34,679
FANCL Corp.	38,600	574,622
FANUC Corp.	38,200	921,421
Fast Fitness Japan, Inc.	2,000	15,847
Fast Retailing Co., Ltd.	15,700	3,423,117
*FDK Corp.	2,500	12,777
Feed One Co., Ltd.	10,300	52,301
*Feedforce Group, Inc.	1,600	7,343
Ferrotec Holdings Corp.	41,600	718,307
Fibergate, Inc.	4,400	32,656
FIDEA Holdings Co., Ltd.	13,300	142,357
Financial Partners Group Co., Ltd.	72,600	680,243
FINDEX, Inc.	7,400	40,458
*Fintech Global, Inc.	56,400	21,227
First Bank of Toyama, Ltd. (The)	79,000	509,122
Fixstars Corp.	2,400	15,515
Food & Life Cos., Ltd.	85,400	1,426,670
Forum Engineering, Inc.	2,700	23,070
#Forval Corp.	1,300	9,837
Foster Electric Co., Ltd.	14,700	86,485
FP Corp.	28,800	549,776
France Bed Holdings Co., Ltd.	8,800	68,799
#*FreakOut Holdings, Inc.	1,000	5,084
#Freebit Co., Ltd.	4,900	33,358
Freund Corp.	3,600	18,803
Frontier Management, Inc.	1,200	12,638
F-Tech, Inc.	9,700	44,322
FTGroup Co., Ltd.	1,400	11,925
Fudo Tetra Corp.	9,900	131,198
Fuji Co., Ltd.	4,600	57,893
Fuji Corp.	62,500	931,237

33

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fuji Corp.	6,000	$67,034
Fuji Corp., Ltd.	10,500	49,850
Fuji Electric Co., Ltd.	32,100	1,203,498
Fuji Kyuko Co., Ltd.	13,600	380,310
Fuji Oil Co., Ltd.	24,900	51,955
Fuji Oil Holdings, Inc.	26,800	423,028
Fuji Pharma Co., Ltd.	12,100	93,080
Fuji Seal International, Inc.	37,200	410,945
Fujibo Holdings, Inc.	4,700	106,448
Fujicco Co., Ltd.	14,315	184,130
FUJIFILM Holdings Corp.	13,100	709,560
Fujikura Composites, Inc.	17,300	133,652
Fujikura, Ltd.	275,000	1,944,765
Fujimi, Inc.	24,000	471,775
Fujimori Kogyo Co., Ltd.	6,600	164,733
Fujisash Co., Ltd.	22,700	10,792
*Fujita Kanko, Inc.	2,400	65,449
Fujitsu General, Ltd.	11,900	210,585
Fujitsu, Ltd.	28,900	3,704,932
Fujiya Co., Ltd.	4,600	75,753
FuKoKu Co., Ltd.	5,900	56,645
Fukuda Corp.	2,900	93,446
Fukuda Denshi Co., Ltd.	7,100	252,224
Fukui Bank, Ltd. (The)	7,962	85,117
Fukui Computer Holdings, Inc.	7,600	129,272
Fukuoka Financial Group, Inc.	68,600	1,792,401
Fukushima Galilei Co., Ltd.	5,200	170,134
Fukuyama Transporting Co., Ltd.	8,500	230,117
FULLCAST Holdings Co., Ltd.	13,700	153,152
#Fumakilla, Ltd.	2,800	19,579
Funai Soken Holdings, Inc.	23,300	378,936
Furukawa Battery Co., Ltd. (The)	9,500	55,515
Furukawa Co., Ltd.	23,700	330,043
Furukawa Electric Co., Ltd.	83,200	1,232,247
Furuno Electric Co., Ltd.	17,500	190,201
#Furuya Metal Co., Ltd.	5,700	363,578
Furyu Corp.	9,600	100,282
Fuso Chemical Co., Ltd.	7,300	195,460
Fuso Pharmaceutical Industries, Ltd.	3,200	41,119
Futaba Industrial Co., Ltd.	30,500	148,628
Future Corp.	26,100	294,529
G-7 Holdings, Inc.	12,600	95,429
*GA Technologies Co., Ltd.	12,700	94,341
Gakken Holdings Co., Ltd.	29,300	162,321
Gakkyusha Co., Ltd.	1,500	20,017
Gecoss Corp.	7,392	46,760
#Genki Sushi Co., Ltd.	3,400	58,753
Genky DrugStores Co., Ltd.	4,800	181,927
Geo Holdings Corp.	23,200	358,926
Gift Holdings, Inc.	5,300	75,347
*giftee, Inc.	2,100	17,666
Giken, Ltd.	11,200	131,639
GLOBERIDE, Inc.	14,400	183,797
Glory, Ltd.	31,700	585,355
Glosel Co., Ltd.	16,200	48,136
#GMO Financial Gate, Inc.	3,000	165,605
GMO Financial Holdings, Inc.	28,300	127,630
GMO Payment Gateway, Inc.	2,500	98,815

34

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#*GNI Group, Ltd.	18,900	$247,973
Godo Steel, Ltd.	8,900	254,462
*Gokurakuyu Holdings Co., Ltd.	4,600	11,694
Goldwin, Inc.	8,000	499,402
#Golf Digest Online, Inc.	5,400	24,924
Good Com Asset Co., Ltd.	8,000	45,588
Grandy House Corp.	2,400	9,651
Greens Co., Ltd.	2,000	20,734
gremz, Inc.	5,500	71,907
GS Yuasa Corp.	72,100	1,145,688
GSI Creos Corp.	5,400	70,529
G-Tekt Corp.	19,600	226,097
#Gumi, Inc.	9,600	25,356
Gunma Bank, Ltd. (The)	302,900	1,452,048
Gunze, Ltd.	17,300	515,761
H.U. Group Holdings, Inc.	42,300	707,351
H2O Retailing Corp.	112,900	1,200,231
Hachijuni Bank, Ltd. (The)	393,742	2,218,755
Hagihara Industries, Inc.	8,700	92,202
Hagiwara Electric Holdings Co., Ltd.	5,400	154,036
Hakudo Co., Ltd.	2,500	35,359
Hakuhodo DY Holdings, Inc.	151,800	1,216,345
#Hakuto Co., Ltd.	10,300	344,138
Halows Co., Ltd.	4,700	130,965
Hamakyorex Co., Ltd.	6,300	156,205
Hamamatsu Photonics KK	25,300	928,338
Hankyu Hanshin Holdings, Inc.	76,600	2,390,889
Hanwa Co., Ltd.	23,200	690,891
Happinet Corp.	13,900	233,770
Hard Off Corp. Co., Ltd.	3,600	34,706
Harima Chemicals Group, Inc.	4,600	24,451
Harmonic Drive Systems, Inc.	17,800	380,812
Haseko Corp.	175,900	2,149,315
Hashimoto Sogyo Holdings Co., Ltd.	1,700	13,425
Hazama Ando Corp.	89,900	690,374
Heiwa Corp.	39,400	554,662
Heiwa Real Estate Co., Ltd.	9,800	248,810
Heiwado Co., Ltd.	16,446	267,358
#*Hennge KK	14,900	97,402
Hibino Corp.	800	7,538
*Hino Motors, Ltd.	220,400	632,770
Hioki EE Corp.	6,700	288,448
Hirakawa Hewtech Corp.	2,400	22,725
#Hirata Corp.	7,800	350,226
Hirogin Holdings, Inc.	220,800	1,391,035
Hirose Electric Co., Ltd.	6,600	738,684
Hiroshima Gas Co., Ltd.	8,500	22,338
Hitachi Construction Machinery Co., Ltd.	34,100	867,333
Hitachi Zosen Corp.	226,100	1,165,995
Hitachi, Ltd.	221,500	13,860,844
Hito Communications Holdings, Inc.	2,400	19,413
Hochiki Corp.	2,100	23,212
Hodogaya Chemical Co., Ltd.	2,000	39,618
Hogy Medical Co., Ltd.	18,900	407,465
Hokkaido Coca-Cola Bottling Co., Ltd.	1,200	20,681
Hokkaido Electric Power Co., Inc.	68,600	286,549
Hokkaido Gas Co., Ltd.	3,100	47,837
Hokkan Holdings, Ltd.	4,359	45,419

35

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hokko Chemical Industry Co., Ltd.	13,400	$81,845
Hokkoku Financial Holdings, Inc.	13,400	439,308
#Hokuetsu Corp.	44,600	339,260
Hokuetsu Industries Co., Ltd.	8,100	103,172
Hokuhoku Financial Group, Inc.	89,400	1,032,163
Hokuriku Electric Industry Co., Ltd.	2,700	23,997
*Hokuriku Electric Power Co.	63,600	313,580
Hokuto Corp.	10,500	125,838
Honda Motor Co., Ltd.	121,800	1,211,606
#Honda Motor Co., Ltd., Sponsored ADR	155,060	4,768,095
H-One Co., Ltd.	13,500	68,371
Honeys Holdings Co., Ltd.	19,400	194,327
Hoosiers Holdings Co., Ltd.	19,800	138,977
Horiba, Ltd.	28,200	1,407,160
Hoshizaki Corp.	7,500	240,087
Hosokawa Micron Corp.	8,000	222,391
#Hotland Co., Ltd.	5,300	69,537
House Foods Group, Inc.	27,707	582,333
#Howa Machinery, Ltd.	3,100	15,454
Hoya Corp.	28,700	2,716,593
HS Holdings Co., Ltd.	9,900	65,959
Hulic Co., Ltd.	150,200	1,365,680
Hyakugo Bank, Ltd. (The)	317,100	1,187,201
Hyakujushi Bank, Ltd. (The)	19,400	366,108
Ibiden Co., Ltd.	37,700	1,578,498
IBJ, Inc.	9,000	38,152
Ichibanya Co., Ltd.	2,600	91,333
Ichigo, Inc.	89,200	193,190
Ichiken Co., Ltd.	2,200	29,402
Ichikoh Industries, Ltd.	25,300	87,371
#Ichimasa Kamaboko Co., Ltd.	2,100	9,942
Ichinen Holdings Co., Ltd.	8,800	80,362
Ichiyoshi Securities Co., Ltd.	20,800	96,003
ID Holdings Corp.	3,600	34,111
IDEC Corp.	25,800	456,903
Idemitsu Kosan Co., Ltd.	96,329	2,174,709
IDOM, Inc.	71,600	428,338
IHI Corp.	93,700	1,771,975
Iida Group Holdings Co., Ltd.	29,300	450,591
Iino Kaiun Kaisha, Ltd.	114,900	813,317
IJTT Co., Ltd.	13,906	61,245
IKK Holdings, Inc.	4,300	18,370
I’ll, Inc.	5,300	128,086
IMAGICA GROUP, Inc.	10,300	39,991
i-mobile Co., Ltd.	12,600	39,020
Imuraya Group Co., Ltd.	5,053	78,408
Inaba Denki Sangyo Co., Ltd.	13,500	279,012
Inaba Seisakusho Co., Ltd.	6,100	60,660
Inabata & Co., Ltd.	16,000	330,681
#Inageya Co., Ltd.	4,400	46,427
*I-NE Co., Ltd.	2,800	52,008
I-Net Corp.	4,700	49,841
Infocom Corp.	7,700	126,956
Infomart Corp.	16,200	38,188
Information Services International-Dentsu, Ltd.	3,900	131,077
INFRONEER Holdings, Inc.	104,900	1,098,906
Inpex Corp.	333,400	4,804,685
Insource Co., Ltd.	26,000	151,078

36

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Intage Holdings, Inc.	7,700	$84,349
Integrated Design & Engineering Holdings Co., Ltd.	7,600	167,612
#Intelligent Wave, Inc.	5,000	28,624
Inter Action Corp.	5,700	38,315
Internet Initiative Japan, Inc.	48,900	782,846
#Inui Global Logistics Co., Ltd.	4,400	35,329
I-PEX, Inc.	12,400	118,969
IPS, Inc.	2,300	39,927
Iriso Electronics Co., Ltd.	17,400	406,147
I’rom Group Co., Ltd.	3,600	40,767
ISB Corp.	2,900	26,981
#Ise Chemicals Corp.	1,100	52,950
#Iseki & Co., Ltd.	8,800	63,278
Isetan Mitsukoshi Holdings, Ltd.	155,500	1,739,358
Ishihara Sangyo Kaisha, Ltd.	43,100	397,859
Ishizuka Glass Co., Ltd.	600	12,777
#*Istyle, Inc.	40,800	116,383
Isuzu Motors, Ltd.	310,300	3,402,246
*ITbook Holdings Co., Ltd.	6,800	13,785
ITmedia, Inc.	4,800	32,519
Ito En, Ltd.	18,500	598,201
#ITOCHU Corp.	300,700	10,668,303
Itochu Enex Co., Ltd.	19,300	188,610
Itochu-Shokuhin Co., Ltd.	2,300	99,323
Itoham Yonekyu Holdings, Inc.	17,870	491,456
Itoki Corp.	44,800	423,610
IwaiCosmo Holdings, Inc.	14,200	167,743
Iwaki Co., Ltd.	5,700	68,237
Iwatani Corp.	23,100	1,096,390
Iyogin Holdings, Inc.	216,600	1,545,355
Izumi Co., Ltd.	24,200	607,697
J Front Retailing Co., Ltd.	144,300	1,363,011
#J Trust Co., Ltd.	193,600	605,939
JAC Recruitment Co., Ltd.	11,500	181,181
*Jade Group, Inc.	3,600	34,302
*Jamco Corp.	4,400	42,418
JANOME Corp.	10,800	51,203
Japan Airlines Co., Ltd.	55,400	1,011,097
Japan Airport Terminal Co., Ltd.	9,300	407,138
Japan Aviation Electronics Industry, Ltd.	34,200	636,825
Japan Best Rescue System Co., Ltd.	2,000	7,924
Japan Cash Machine Co., Ltd.	7,400	46,713
#*Japan Communications, Inc.	161,300	219,405
Japan Electronic Materials Corp.	8,200	74,395
Japan Elevator Service Holdings Co., Ltd.	41,600	545,254
Japan Exchange Group, Inc.	186,800	3,656,566
*Japan Hospice Holdings, Inc.	2,500	37,027
Japan Investment Adviser Co., Ltd.	4,200	44,511
Japan Lifeline Co., Ltd.	47,400	357,742
Japan Material Co., Ltd.	39,600	547,803
Japan Medical Dynamic Marketing, Inc.	9,900	46,478
Japan Post Holdings Co., Ltd.	172,100	1,515,939
Japan Post Insurance Co., Ltd.	35,400	677,052
Japan Property Management Center Co., Ltd.	5,700	42,003
Japan Pulp & Paper Co., Ltd.	3,800	118,307
Japan Securities Finance Co., Ltd.	80,500	792,535
Japan Steel Works, Ltd. (The)	38,400	614,370
Japan System Techniques Co., Ltd.	2,300	30,951

37

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Japan Tobacco, Inc.	213,400	$4,961,414
Japan Transcity Corp.	8,200	35,627
Japan Wool Textile Co., Ltd. (The)	43,900	396,838
JBCC Holdings, Inc.	7,800	152,451
JCU Corp.	13,300	285,856
JDC Corp.	33,400	133,428
Jeol, Ltd.	32,900	914,583
JFE Holdings, Inc.	296,700	4,083,800
JFE Systems, Inc.	1,400	29,767
Jichodo Co., Ltd.	200	13,259
JINS Holdings, Inc.	10,100	276,767
JINUSHI Co., Ltd.	5,700	75,162
JK Holdings Co., Ltd.	1,400	8,838
J-Lease Co., Ltd.	1,600	19,936
JM Holdings Co., Ltd.	10,500	143,032
JMS Co., Ltd.	10,745	37,603
J-Oil Mills, Inc.	14,900	174,241
Joshin Denki Co., Ltd.	14,500	228,733
Joyful Honda Co., Ltd.	28,800	336,217
JP-Holdings, Inc.	45,600	105,385
JSB Co., Ltd.	3,400	51,501
JSP Corp.	8,100	100,177
JSR Corp.	29,700	788,169
JTEKT Corp.	106,600	863,316
Juki Corp.	16,013	62,701
Juroku Financial Group, Inc.	12,400	331,605
Justsystems Corp.	17,300	304,659
JVCKenwood Corp.	227,900	969,115
Kadokawa Corp.	11,300	215,226
Kadoya Sesame Mills, Inc.	900	20,710
Kaga Electronics Co., Ltd.	13,300	524,289
Kagome Co., Ltd.	24,700	511,304
Kajima Corp.	96,400	1,577,970
Kakaku.com, Inc.	16,300	155,956
Kaken Pharmaceutical Co., Ltd.	9,000	198,072
Kakiyasu Honten Co., Ltd.	2,700	44,214
#Kamakura Shinsho, Ltd.	13,700	52,287
Kameda Seika Co., Ltd.	3,400	91,598
Kamei Corp.	17,500	179,455
Kamigumi Co., Ltd.	35,700	718,974
Kanaden Corp.	8,900	88,092
Kanamic Network Co., Ltd.	14,000	42,154
Kanamoto Co., Ltd.	23,100	371,412
Kandenko Co., Ltd.	87,000	801,955
Kaneka Corp.	34,200	828,550
Kaneko Seeds Co., Ltd.	5,600	52,508
Kanematsu Corp.	27,400	366,552
Kanemi Co., Ltd.	500	10,004
Kanro, Inc.	3,400	50,850
Kansai Electric Power Co., Inc. (The)	126,000	1,602,820
Kansai Food Market, Ltd.	1,200	10,649
Kansai Paint Co., Ltd.	34,400	499,492
Kanto Denka Kogyo Co., Ltd.	34,900	182,053
Kao Corp.	53,000	1,922,691
*Kaonavi, Inc.	2,900	39,179
*Kappa Create Co., Ltd.	2,700	28,258
*Kasai Kogyo Co., Ltd.	11,600	16,698
#Kasumigaseki Capital Co., Ltd.	1,100	57,671

38

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Katitas Co., Ltd.	19,400	$257,095
Kato Sangyo Co., Ltd.	9,100	253,571
Kato Works Co., Ltd.	5,000	39,552
KAWADA TECHNOLOGIES, Inc.	1,700	74,423
Kawai Musical Instruments Manufacturing Co., Ltd.	2,200	55,637
Kawasaki Heavy Industries, Ltd.	88,500	1,923,748
Kawasaki Kisen Kaisha, Ltd.	22,500	764,089
KDDI Corp.	277,900	8,233,598
KeePer Technical Laboratory Co., Ltd.	13,100	488,725
Keihan Holdings Co., Ltd.	48,900	1,185,327
Keihanshin Building Co., Ltd.	10,200	92,877
Keikyu Corp.	55,400	467,504
Keio Corp.	20,100	593,265
Keisei Electric Railway Co., Ltd.	18,400	687,304
#KEIWA, Inc.	5,900	51,191
Keiyo Bank, Ltd. (The)	115,700	520,266
Keiyo Co., Ltd.	12,300	105,420
Kenko Mayonnaise Co., Ltd.	5,700	58,790
Kewpie Corp.	24,900	431,510
Keyence Corp.	11,000	4,223,646
KeyHolder, Inc.	5,500	31,487
KFC Holdings Japan, Ltd.	12,900	256,816
KH Neochem Co., Ltd.	36,800	550,864
Kibun Foods, Inc.	2,000	15,438
Kikkoman Corp.	17,700	995,884
Kimura Chemical Plants Co., Ltd.	11,400	53,219
#King Jim Co., Ltd.	3,300	19,502
Kinki Sharyo Co., Ltd. (The)	1,600	19,165
Kintetsu Department Store Co., Ltd.	2,600	48,225
Kintetsu Group Holdings Co., Ltd.	24,600	688,563
Kirin Holdings Co., Ltd.	88,300	1,235,774
Ki-Star Real Estate Co., Ltd.	9,400	261,930
Kitagawa Corp.	2,700	25,191
Kita-Nippon Bank, Ltd. (The)	3,600	55,030
Kitz Corp.	59,300	395,868
Kiyo Bank, Ltd. (The)	90,400	924,027
*KLab, Inc.	17,800	30,676
*KNT-CT Holdings Co., Ltd.	6,800	56,395
Koa Corp.	30,700	291,908
Koatsu Gas Kogyo Co., Ltd.	14,900	74,871
Kobayashi Pharmaceutical Co., Ltd.	7,500	308,033
Kobe Bussan Co., Ltd.	34,400	850,204
Kobe Steel, Ltd.	231,200	2,689,917
Koei Tecmo Holdings Co., Ltd.	39,400	510,955
Kohnan Shoji Co., Ltd.	14,500	374,360
Kohsoku Corp.	1,700	22,697
Koito Manufacturing Co., Ltd.	38,500	569,321
#Kojima Co., Ltd.	23,600	102,693
Kokuyo Co., Ltd.	48,400	744,001
Komatsu Matere Co., Ltd.	14,066	66,501
Komatsu, Ltd.	240,200	5,492,506
KOMEDA Holdings Co., Ltd.	21,500	390,406
Komehyo Holdings Co., Ltd.	6,400	197,986
Komeri Co., Ltd.	19,600	405,084
Konaka Co., Ltd.	8,400	21,632
Konami Group Corp.	7,000	358,401
Kondotec, Inc.	3,500	26,161
Konica Minolta, Inc.	407,900	1,130,145

39

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Konishi Co., Ltd.	17,300	$253,597
Konoike Transport Co., Ltd.	23,400	306,551
Konoshima Chemical Co., Ltd.	4,500	37,647
#Kosaido Holdings Co., Ltd.	9,300	180,418
Kose Corp.	1,300	85,041
Koshidaka Holdings Co., Ltd.	55,935	393,719
Kotobuki Spirits Co., Ltd.	85,000	1,118,591
KPP Group Holdings Co., Ltd.	29,100	124,128
Krosaki Harima Corp.	2,800	175,826
#KRS Corp.	6,200	39,465
K’s Holdings Corp.	202,300	1,876,797
KU Holdings Co., Ltd.	5,000	36,218
Kubota Corp.	97,319	1,294,202
Kumagai Gumi Co., Ltd.	18,900	470,488
Kumiai Chemical Industry Co., Ltd.	37,626	271,304
Kurabo Industries, Ltd.	7,400	109,648
Kuraray Co., Ltd.	217,300	2,467,932
Kureha Corp.	10,400	611,866
Kurimoto, Ltd.	6,300	127,710
Kurita Water Industries, Ltd.	39,600	1,186,601
Kuriyama Holdings Corp.	9,430	54,110
#Kushikatsu Tanaka Holdings Co.	2,000	22,648
Kusuri no Aoki Holdings Co., Ltd.	10,600	688,795
KYB Corp.	22,100	644,270
Kyodo Printing Co., Ltd.	3,100	65,502
Kyoei Steel, Ltd.	28,600	358,432
Kyokuto Boeki Kaisha, Ltd.	7,000	82,459
Kyokuto Kaihatsu Kogyo Co., Ltd.	25,400	306,420
Kyokuyo Co., Ltd.	4,600	116,636
Kyorin Pharmaceutical Co., Ltd.	23,300	273,548
Kyoritsu Maintenance Co., Ltd.	21,900	832,068
Kyosan Electric Manufacturing Co., Ltd.	12,700	40,336
Kyoto Financial Group, Inc.	19,500	1,095,744
Kyowa Kirin Co., Ltd.	14,537	226,341
Kyudenko Corp.	25,900	767,021
*Kyushu Electric Power Co., Inc.	111,400	708,953
Kyushu Financial Group, Inc.	324,800	2,024,786
Kyushu Railway Co.	31,700	644,905
LA Holdings Co., Ltd.	2,600	79,402
LAC Co., Ltd.	2,200	10,561
Lacto Japan Co., Ltd.	4,500	58,982
LAND Co., Ltd.	411,700	21,748
#*Laox Holdings Co., Ltd.	6,600	10,241
Lasertec Corp.	13,400	2,230,163
Lawson, Inc.	13,526	652,163
LEC, Inc.	4,800	32,424
*Leopalace21 Corp.	162,700	347,005
Life Corp.	13,500	315,560
#*LIFENET INSURANCE Co.	46,300	292,881
#LIFULL Co., Ltd.	56,600	81,474
LIKE, Inc.	5,400	49,063
#Linical Co., Ltd.	5,000	18,951
Link And Motivation, Inc.	33,400	88,217
Lintec Corp.	39,600	648,996
Lion Corp.	105,500	1,011,148
LITALICO, Inc.	13,400	178,555
Lixil Corp.	176,178	1,920,630
Loadstar Capital KK	3,200	39,492

40

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Look Holdings, Inc.	2,700	$35,656
*LTS, Inc.	500	9,690
LY Corp.	340,200	858,783
M&A Capital Partners Co., Ltd.	12,138	218,002
M3, Inc.	43,130	659,004
Mabuchi Motor Co., Ltd.	40,300	1,142,647
Macnica Holdings, Inc.	37,400	1,487,900
Macromill, Inc.	32,700	143,803
Maeda Kosen Co., Ltd.	12,200	235,469
Maezawa Industries, Inc.	8,100	49,848
Makino Milling Machine Co., Ltd.	17,311	713,266
Makita Corp.	37,000	943,293
Mamiya-Op Co., Ltd.	300	2,977
Management Solutions Co., Ltd.	11,300	193,177
Mandom Corp.	31,100	283,801
Mani, Inc.	35,200	473,106
MarkLines Co., Ltd.	7,900	143,869
Marubeni Corp.	200,400	2,882,044
Marubun Corp.	13,900	100,410
Marudai Food Co., Ltd.	14,000	154,287
Maruha Nichiro Corp.	17,800	303,356
Marui Group Co., Ltd.	100,000	1,564,594
MARUKA FURUSATO Corp.	14,500	263,010
Marusan Securities Co., Ltd.	46,490	249,879
Maruwa Co., Ltd./Aichi	3,700	640,345
Maruzen Showa Unyu Co., Ltd.	3,300	82,584
Marvelous, Inc.	11,300	51,633
Matching Service Japan Co., Ltd.	2,000	14,949
Matsuda Sangyo Co., Ltd.	10,800	186,484
Matsui Securities Co., Ltd.	109,000	539,800
MatsukiyoCocokara & Co.	50,400	877,911
Matsuoka Corp.	2,200	23,112
Max Co., Ltd.	9,200	153,632
Maxell, Ltd.	64,600	685,904
Maxvalu Tokai Co., Ltd.	3,500	69,055
Mazda Motor Corp.	265,900	2,500,192
#McDonald’s Holdings Co. Japan, Ltd.	21,600	840,067
MCJ Co., Ltd.	37,200	266,021
Mebuki Financial Group, Inc.	538,100	1,616,663
MEC Co., Ltd.	13,900	310,684
*Media Do Co., Ltd.	3,399	29,065
Medical Data Vision Co., Ltd.	15,600	68,500
Medical System Network Co., Ltd.	16,000	49,127
Medipal Holdings Corp.	90,000	1,503,516
#Medius Holdings Co., Ltd.	1,700	8,666
MedPeer, Inc.	6,100	35,526
Megachips Corp.	17,000	433,293
Megmilk Snow Brand Co., Ltd.	29,200	468,719
Meidensha Corp.	46,100	714,429
Meiji Electric Industries Co., Ltd.	1,100	10,060
MEIJI Holdings Co., Ltd.	52,534	1,289,718
Meiji Shipping Group Co., Ltd.	6,300	26,665
Meiko Electronics Co., Ltd.	17,700	359,972
MEITEC Group Holdings, Inc.	44,100	768,463
Meiwa Estate Co., Ltd.	6,600	50,597
Melco Holdings, Inc.	1,900	43,158
#Members Co., Ltd.	3,500	27,109
Menicon Co., Ltd.	24,425	279,901

41

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
*Mercari, Inc.	53,600	$1,062,126
*MetaReal Corp.	3,500	28,449
METAWATER Co., Ltd.	21,800	272,203
Micronics Japan Co., Ltd.	22,800	339,038
Midac Holdings Co., Ltd.	3,601	41,563
Mie Kotsu Group Holdings, Inc.	20,000	74,218
Mikuni Corp.	13,870	39,107
Milbon Co., Ltd.	12,400	325,628
MIMAKI ENGINEERING Co., Ltd.	8,400	40,656
Mimasu Semiconductor Industry Co., Ltd.	22,400	357,199
MINEBEA MITSUMI, Inc.	121,700	1,871,968
Ministop Co., Ltd.	6,500	65,582
MIRAIT ONE Corp.	57,400	755,757
Mirarth Holdings, Inc.	74,000	214,018
Miroku Jyoho Service Co., Ltd.	10,400	105,549
MISUMI Group, Inc.	69,600	1,038,405
Mitachi Co., Ltd.	1,300	8,756
Mitani Sangyo Co., Ltd.	4,800	10,554
Mitani Sekisan Co., Ltd.	1,500	44,868
Mitsuba Corp.	24,400	110,525
Mitsubishi Chemical Group Corp.	761,300	4,263,320
Mitsubishi Corp.	196,900	9,042,487
Mitsubishi Electric Corp.	198,600	2,199,818
Mitsubishi Estate Co., Ltd.	149,061	1,883,870
Mitsubishi Gas Chemical Co., Inc.	73,800	988,012
Mitsubishi Heavy Industries, Ltd.	56,500	2,869,675
Mitsubishi Kakoki Kaisha, Ltd.	2,300	40,899
Mitsubishi Logisnext Co., Ltd.	20,500	158,916
Mitsubishi Logistics Corp.	73,400	1,900,369
Mitsubishi Materials Corp.	112,400	1,786,436
Mitsubishi Motors Corp.	413,677	1,318,238
Mitsubishi Paper Mills, Ltd.	17,900	68,435
Mitsubishi Research Institute, Inc.	2,100	67,252
Mitsubishi Shokuhin Co., Ltd.	7,800	203,698
Mitsubishi Steel Manufacturing Co., Ltd.	11,700	110,553
Mitsubishi UFJ Financial Group, Inc.	1,605,300	13,324,059
Mitsui Chemicals, Inc.	79,900	1,985,300
Mitsui DM Sugar Holdings Co., Ltd.	12,500	252,567
Mitsui E&S Co., Ltd.	689,300	1,870,661
Mitsui Fudosan Co., Ltd.	76,400	1,638,026
#Mitsui High-Tec, Inc.	12,700	528,394
Mitsui Matsushima Holdings Co., Ltd.	6,400	116,721
Mitsui Mining & Smelting Co., Ltd.	47,100	1,212,605
Mitsui OSK Lines, Ltd.	68,500	1,756,317
Mitsui-Soko Holdings Co., Ltd.	21,200	599,135
Mitsuuroko Group Holdings Co., Ltd.	1,300	11,039
Miura Co., Ltd.	14,807	283,879
Miyazaki Bank, Ltd. (The)	11,000	212,163
#Miyoshi Oil & Fat Co., Ltd.	4,900	42,385
Mizuho Financial Group, Inc.	249,300	4,190,255
Mizuho Medy Co., Ltd.	1,500	29,635
Mizuno Corp.	24,200	701,496
Mochida Pharmaceutical Co., Ltd.	8,000	174,849
*Modec, Inc.	23,700	257,587
Monex Group, Inc.	107,700	467,225
Monogatari Corp. (The)	40,000	1,074,978
MonotaRO Co., Ltd.	6,600	52,318
MORESCO Corp.	2,600	21,185

42

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Morinaga & Co., Ltd.	22,000	$791,416
Morinaga Milk Industry Co., Ltd.	47,600	1,854,088
Moriroku Holdings Co., Ltd.	2,400	37,843
Morita Holdings Corp.	22,700	230,830
Morito Co., Ltd.	11,100	96,601
Morozoff, Ltd.	900	22,315
Mory Industries, Inc.	800	22,767
MrMax Holdings, Ltd.	15,100	61,718
MS&AD Insurance Group Holdings, Inc.	26,200	950,290
Mugen Estate Co., Ltd.	6,200	41,676
m-up Holdings, Inc.	22,900	182,813
Murata Manufacturing Co., Ltd.	222,600	3,641,530
Musashi Seimitsu Industry Co., Ltd.	41,300	391,333
Musashino Bank, Ltd. (The)	34,000	634,673
Nabtesco Corp.	29,227	511,417
NAC Co., Ltd.	1,500	9,627
Nachi-Fujikoshi Corp.	16,900	417,353
Nafco Co., Ltd.	2,800	34,074
Nagano Keiki Co., Ltd.	10,600	161,472
Nagase & Co., Ltd.	56,700	851,183
Nagase Brothers, Inc.	900	11,107
Nagatanien Holdings Co., Ltd.	4,700	70,851
Nagoya Railroad Co., Ltd.	51,000	709,713
Nakabayashi Co., Ltd.	9,800	33,390
Nakamoto Packs Co., Ltd.	2,000	21,434
Nakamuraya Co., Ltd.	1,400	28,657
Nakanishi, Inc.	32,000	696,226
Nakayama Steel Works, Ltd.	40,700	229,508
#Namura Shipbuilding Co., Ltd.	53,876	280,328
Nankai Electric Railway Co., Ltd.	24,300	462,911
Nanto Bank, Ltd. (The)	30,300	540,196
Nanyo Corp.	1,400	18,710
Natori Co., Ltd.	2,100	27,705
NEC Corp.	62,100	2,954,409
NEC Networks & System Integration Corp.	26,800	359,410
NET One Systems Co., Ltd.	89,200	1,352,327
New Art Holdings Co., Ltd.	3,000	34,547
Nexon Co., Ltd.	10,600	192,164
#Nextage Co., Ltd.	25,900	354,865
NGK Insulators, Ltd.	147,800	1,787,907
NH Foods, Ltd.	39,900	1,193,483
NHK Spring Co., Ltd.	103,000	718,881
Nicca Chemical Co., Ltd.	3,600	21,489
Nice Corp.	2,039	19,051
Nichias Corp.	34,361	675,218
Nichiban Co., Ltd.	5,100	61,626
Nichicon Corp.	64,300	529,872
Nichiden Corp.	10,000	165,010
Nichiha Corp.	18,000	351,811
Nichimo Co., Ltd.	800	20,707
Nichirei Corp.	55,600	1,199,781
Nichirin Co., Ltd.	4,500	88,547
NIDEC Corp.	40,282	1,441,901
Nifco, Inc.	42,000	970,927
Nihon Chouzai Co., Ltd.	5,600	52,323
Nihon Dempa Kogyo Co., Ltd.	23,900	190,954
Nihon Dengi Co., Ltd.	1,000	26,742
Nihon Denkei Co., Ltd.	1,400	17,176

43

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nihon Flush Co., Ltd.	6,900	$40,322
Nihon House Holdings Co., Ltd.	29,300	67,134
Nihon Kohden Corp.	27,000	634,329
Nihon M&A Center Holdings, Inc.	214,701	971,822
Nihon Nohyaku Co., Ltd.	57,200	241,725
*Nihon Yamamura Glass Co., Ltd.	3,900	43,135
Niitaka Co., Ltd.	1,200	16,560
Nikkiso Co., Ltd.	34,800	219,906
Nikko Co., Ltd./Hyogo	12,656	54,904
Nikkon Holdings Co., Ltd.	41,103	865,241
Nikon Corp.	119,500	1,117,316
Nintendo Co., Ltd.	144,300	5,927,500
Nippi, Inc.	400	11,291
Nippn Corp.	29,700	450,859
Nippon Air Conditioning Services Co., Ltd.	4,700	23,741
Nippon Aqua Co., Ltd.	8,500	52,646
Nippon Avionics Co., Ltd.	500	23,276
Nippon Carbide Industries Co., Inc.	5,300	58,864
Nippon Carbon Co., Ltd.	5,500	160,339
Nippon Chemical Industrial Co., Ltd.	4,300	54,061
*Nippon Chemi-Con Corp.	13,300	110,654
*Nippon Coke & Engineering Co., Ltd.	138,300	101,366
Nippon Concept Corp.	2,900	33,989
Nippon Concrete Industries Co., Ltd.	12,083	25,052
Nippon Denko Co., Ltd.	165,500	315,821
Nippon Dry-Chemical Co., Ltd.	900	12,985
Nippon Electric Glass Co., Ltd.	86,000	1,707,564
NIPPON EXPRESS HOLDINGS, Inc.	26,600	1,355,775
Nippon Fine Chemical Co., Ltd.	700	11,435
Nippon Gas Co., Ltd.	83,900	1,252,309
Nippon Kayaku Co., Ltd.	57,400	488,551
Nippon Light Metal Holdings Co., Ltd.	77,500	844,366
Nippon Paint Holdings Co., Ltd.	26,200	174,211
*Nippon Paper Industries Co., Ltd.	121,800	1,051,962
Nippon Parking Development Co., Ltd.	226,800	318,983
Nippon Pillar Packing Co., Ltd.	25,800	633,735
#Nippon Rietec Co., Ltd.	6,500	55,538
Nippon Road Co., Ltd. (The)	9,300	121,343
Nippon Sanso Holdings Corp.	63,600	1,583,648
Nippon Seisen Co., Ltd.	700	22,233
Nippon Sharyo, Ltd.	3,174	43,761
*Nippon Sheet Glass Co., Ltd.	130,300	563,548
Nippon Shinyaku Co., Ltd.	22,600	909,402
Nippon Shokubai Co., Ltd.	14,100	519,981
Nippon Signal Company, Ltd.	31,100	190,570
Nippon Soda Co., Ltd.	12,900	458,265
Nippon Steel Corp.	145,600	3,107,261
Nippon Telegraph & Telephone Corp.	2,713,000	3,167,212
Nippon Thompson Co., Ltd.	61,100	215,441
Nippon Yakin Kogyo Co., Ltd.	16,700	439,982
Nippon Yusen KK	161,100	3,911,418
Nipro Corp.	100,100	757,798
Nishimatsu Construction Co., Ltd.	27,100	650,099
Nishimatsuya Chain Co., Ltd.	36,700	470,124
Nishimoto Co., Ltd.	1,600	62,861
Nishi-Nippon Financial Holdings, Inc.	100,000	1,179,306
Nishi-Nippon Railroad Co., Ltd.	21,000	336,815
Nishio Holdings Co., Ltd.	9,400	206,379

44

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nissan Chemical Corp.	29,700	$1,195,295
Nissan Motor Co., Ltd.	387,300	1,451,048
#Nissan Tokyo Sales Holdings Co., Ltd.	10,300	30,945
Nissei ASB Machine Co., Ltd.	1,300	39,787
Nissei Plastic Industrial Co., Ltd.	5,300	35,906
Nissha Co., Ltd.	33,300	341,696
Nisshin Oillio Group, Ltd. (The)	9,200	255,750
Nisshin Seifun Group, Inc.	64,100	963,754
Nisshinbo Holdings, Inc.	130,000	930,503
Nissin Corp.	8,700	148,557
Nissin Foods Holdings Co., Ltd.	3,500	303,906
Nisso Holdings Co., Ltd.	7,300	36,345
Nissui Corp.	314,600	1,518,938
Niterra Co., Ltd.	94,300	2,085,939
Nitori Holdings Co., Ltd.	14,800	1,603,671
#Nitta Gelatin, Inc.	6,400	28,694
Nitto Boseki Co., Ltd.	16,900	374,948
Nitto Denko Corp.	48,600	3,107,358
Nitto Fuji Flour Milling Co., Ltd.	900	28,525
Nitto Kogyo Corp.	28,700	650,012
Nitto Seiko Co., Ltd.	11,622	44,510
Nittoc Construction Co., Ltd.	5,200	35,984
#Nittoku Co., Ltd.	6,100	88,613
Noevir Holdings Co., Ltd.	6,115	213,194
NOF Corp.	37,500	1,469,098
Nohmi Bosai, Ltd.	5,100	60,818
Nojima Corp.	33,300	294,642
Nomura Holdings, Inc.	422,200	1,616,651
#Nomura Holdings, Inc., Sponsored ADR	455,837	1,764,089
Nomura Micro Science Co., Ltd.	4,400	221,097
Nomura Real Estate Holdings, Inc.	34,400	796,144
Nomura Research Institute, Ltd.	94,200	2,453,200
Noritake Co., Ltd.	6,900	266,532
Noritz Corp.	20,900	217,632
North Pacific Bank, Ltd.	305,400	776,381
NPC, Inc.	5,600	25,884
*NPR-RIKEN Corp.	2,244	25,456
NS Solutions Corp.	2,300	66,367
NS Tool Co., Ltd.	1,700	12,090
NS United Kaiun Kaisha, Ltd.	6,500	183,268
NSD Co., Ltd.	44,100	760,601
NSK, Ltd.	224,600	1,194,297
NSW, Inc.	2,600	46,456
NTN Corp.	442,500	774,583
NTT Data Group Corp.	99,000	1,205,101
Oat Agrio Co., Ltd.	3,600	44,238
Obara Group, Inc.	5,200	123,953
Obayashi Corp.	160,600	1,365,861
OBIC Business Consultants Co., Ltd.	800	34,051
OBIC Co., Ltd.	3,200	470,032
Odakyu Electric Railway Co., Ltd.	39,900	564,072
Oenon Holdings, Inc.	21,100	55,312
Ogaki Kyoritsu Bank, Ltd. (The)	43,600	603,712
Ohara, Inc.	4,200	34,777
Ohba Co., Ltd.	5,200	31,349
Ohsho Food Service Corp.	2,200	101,397
Oiles Corp.	15,700	197,591
#*Oisix ra daichi, Inc.	33,800	254,429

45

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Oita Bank, Ltd. (The)	10,800	$197,822
Oji Holdings Corp.	532,000	2,260,153
Okabe Co., Ltd.	20,000	92,311
Okada Aiyon Corp.	1,500	19,304
Okamoto Industries, Inc.	2,900	99,574
Okamoto Machine Tool Works, Ltd.	2,600	97,514
Okamura Corp.	31,000	437,023
Okasan Securities Group, Inc.	235,900	1,054,537
Oki Electric Industry Co., Ltd.	80,100	478,659
Okinawa Cellular Telephone Co.	8,900	187,761
Okinawa Electric Power Co., Inc. (The)	17,900	130,132
Okinawa Financial Group, Inc.	16,100	266,305
OKUMA Corp.	24,900	1,010,830
Okumura Corp.	20,400	619,631
Okura Industrial Co., Ltd.	3,800	68,199
Okuwa Co., Ltd.	17,180	95,857
Olympus Corp.	168,000	2,217,518
Omron Corp.	18,200	642,579
Onamba Co., Ltd.	300	1,559
Ono Pharmaceutical Co., Ltd.	98,036	1,684,048
Onoken Co., Ltd.	15,100	166,709
Onward Holdings Co., Ltd.	119,900	376,061
Ootoya Holdings Co., Ltd.	1,200	40,807
Open House Group Co., Ltd.	41,700	1,356,912
Open Up Group, Inc.	40,000	489,683
Optex Group Co., Ltd.	26,200	290,986
*Optim Corp.	8,500	45,799
Optorun Co., Ltd.	26,700	304,120
Oracle Corp.	5,300	373,409
Organo Corp.	26,800	869,768
Oriental Land Co., Ltd.	97,400	3,123,720
Oriental Shiraishi Corp.	104,800	230,436
Oro Co., Ltd.	4,000	54,304
Osaka Gas Co., Ltd.	61,300	1,150,349
Osaka Organic Chemical Industry, Ltd.	10,300	172,341
Osaka Soda Co., Ltd.	2,000	115,950
#OSAKA Titanium Technologies Co., Ltd.	18,600	390,558
Osaki Electric Co., Ltd.	15,600	65,616
OSG Corp.	64,800	731,672
Otsuka Corp.	18,400	731,772
Otsuka Holdings Co., Ltd.	19,300	643,567
OUG Holdings, Inc.	1,000	15,788
Outsourcing, Inc.	156,200	1,141,757
Oval Corp.	13,900	40,109
Pacific Industrial Co., Ltd.	35,100	317,289
PAL GROUP Holdings Co., Ltd.	28,600	366,364
PALTAC Corp.	11,800	378,672
Pan Pacific International Holdings Corp.	111,400	2,137,965
Panasonic Holdings Corp.	482,500	4,170,441
Paraca, Inc.	900	11,725
Paramount Bed Holdings Co., Ltd.	15,800	266,454
*Park24 Co., Ltd.	94,700	1,057,398
Pasco Corp.	900	9,532
Pasona Group, Inc.	16,900	149,533
PCI Holdings, Inc.	1,300	8,919
Pegasus Co., Ltd.	2,700	9,057
Penta-Ocean Construction Co., Ltd.	109,000	635,884
People Dreams & Technologies Group Co., Ltd.	3,900	42,362

46

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
*PeptiDream, Inc.	63,600	$457,960
Persol Holdings Co., Ltd.	874,200	1,294,748
Pharma Foods International Co., Ltd.	13,100	114,353
PHC Holdings Corp.	8,800	82,744
*PIA Corp.	1,600	37,136
Pickles Holdings Co., Ltd.	1,700	13,414
Pigeon Corp.	88,400	934,228
Pilot Corp.	14,600	490,892
Plus Alpha Consulting Co., Ltd.	6,500	102,965
Pola Orbis Holdings, Inc.	18,200	181,946
Pole To Win Holdings, Inc.	16,800	51,472
*Port, Inc.	2,400	28,288
Premium Water Holdings, Inc.	2,200	43,188
Press Kogyo Co., Ltd.	107,300	453,445
Pressance Corp.	7,800	83,230
Prestige International, Inc.	70,600	283,901
Prima Meat Packers, Ltd.	16,100	243,767
#Procrea Holdings, Inc.	22,384	287,181
Pro-Ship, Inc.	4,200	36,191
Proto Corp.	7,500	60,814
PS Mitsubishi Construction Co., Ltd.	19,400	104,145
Punch Industry Co., Ltd.	10,600	30,097
QB Net Holdings Co., Ltd.	9,300	101,815
Qol Holdings Co., Ltd.	20,800	238,291
Quick Co., Ltd.	8,800	116,911
Raccoon Holdings, Inc.	5,000	23,441
Raito Kogyo Co., Ltd.	38,400	494,437
Raiznext Corp.	6,300	58,572
*Raksul, Inc.	23,000	190,749
Rakus Co., Ltd.	34,900	427,709
Rakuten Group, Inc.	82,900	304,789
Rasa Industries, Ltd.	1,600	20,707
Raysum Co., Ltd.	4,800	102,849
Recruit Holdings Co., Ltd.	198,000	5,664,987
Relo Group, Inc.	69,800	685,348
*Renesas Electronics Corp.	245,300	3,167,382
Rengo Co., Ltd.	145,800	960,030
*RENOVA, Inc.	25,203	179,564
Resona Holdings, Inc.	624,400	3,312,789
Resonac Holdings Corp.	109,600	1,753,151
Resorttrust, Inc.	53,300	761,605
Restar Holdings Corp.	15,500	251,877
Retail Partners Co., Ltd.	19,700	222,307
Rheon Automatic Machinery Co., Ltd.	8,600	74,333
Ricoh Co., Ltd.	216,200	1,730,942
#*Right On Co., Ltd.	5,100	14,514
Riken Keiki Co., Ltd.	4,000	161,379
Riken Technos Corp.	30,200	170,697
Riken Vitamin Co., Ltd.	17,600	261,481
Ringer Hut Co., Ltd.	2,300	35,006
Rinnai Corp.	29,000	529,179
Rion Co., Ltd.	3,600	52,534
Riso Kyoiku Co., Ltd.	66,100	110,425
Rohm Co., Ltd.	67,300	1,060,304
Rohto Pharmaceutical Co., Ltd.	56,400	1,300,464
Rokko Butter Co., Ltd.	8,500	78,015
Roland Corp.	10,100	288,771
Roland DG Corp.	7,200	156,413

47

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Rorze Corp.	7,500	$549,209
Round One Corp.	160,981	577,191
Royal Holdings Co., Ltd.	11,100	188,146
RS Technologies Co., Ltd.	16,000	249,014
Ryobi, Ltd.	31,900	588,311
RYODEN Corp.	5,300	81,751
Ryohin Keikaku Co., Ltd.	177,400	2,485,088
#Ryosan Co., Ltd.	19,400	604,629
S Foods, Inc.	12,300	257,866
S&B Foods, Inc.	1,800	47,185
Sac’s Bar Holdings, Inc.	9,800	54,098
Saibu Gas Holdings Co., Ltd.	9,600	121,010
Saizeriya Co., Ltd.	9,600	387,943
Sakai Chemical Industry Co., Ltd.	11,500	156,275
Sakai Heavy Industries, Ltd.	800	27,363
Sakai Moving Service Co., Ltd.	14,580	247,517
Sakata INX Corp.	35,500	292,776
#Sakura Internet, Inc.	8,800	67,172
Sala Corp.	31,761	154,773
Samco, Inc.	1,900	51,501
#SAMTY Co., Ltd.	19,100	312,269
San Holdings, Inc.	5,600	37,975
San ju San Financial Group, Inc.	14,300	184,787
San-A Co., Ltd.	9,700	298,792
San-Ai Obbli Co., Ltd.	50,300	536,728
Sangetsu Corp.	39,500	736,297
San-In Godo Bank, Ltd. (The)	46,000	314,068
*Sanix, Inc.	10,800	23,105
Sanken Electric Co., Ltd.	7,400	357,577
Sanki Engineering Co., Ltd.	31,800	368,090
Sanko Gosei, Ltd.	15,800	55,711
Sanko Metal Industrial Co., Ltd.	900	27,307
Sankyo Co., Ltd.	16,400	676,164
Sankyo Frontier Co., Ltd.	1,300	33,134
Sankyo Tateyama, Inc.	17,100	89,201
Sankyu, Inc.	44,500	1,327,257
Sanoh Industrial Co., Ltd.	20,600	118,476
Sanrio Co., Ltd.	15,000	633,893
Sansei Technologies, Inc.	4,400	31,552
Sansha Electric Manufacturing Co., Ltd.	4,900	38,697
Sanshin Electronics Co., Ltd.	3,400	50,738
Santec Holdings Corp.	2,100	34,028
Santen Pharmaceutical Co., Ltd.	184,300	1,591,154
Sanwa Co., Ltd./Kitahama Chuo-Ku Osaka	2,100	10,871
Sanwa Holdings Corp.	113,700	1,515,424
Sanyo Chemical Industries, Ltd.	10,000	264,452
Sanyo Denki Co., Ltd.	4,400	160,956
Sanyo Electric Railway Co., Ltd.	5,900	80,955
Sanyo Special Steel Co., Ltd.	6,800	114,183
Sanyo Trading Co., Ltd.	9,242	80,859
Sapporo Holdings, Ltd.	38,500	1,348,371
Sato Holdings Corp.	22,200	295,521
Sato Shoji Corp.	4,300	41,766
Satori Electric Co., Ltd.	9,000	109,584
Sawai Group Holdings Co., Ltd.	33,000	1,047,232
SB Technology Corp.	6,500	95,454
SBI Global Asset Management Co., Ltd.	13,900	49,195
SBI Holdings, Inc.	43,800	933,293

48

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
SBS Holdings, Inc.	13,300	$234,130
SCREEN Holdings Co., Ltd.	14,600	668,470
Scroll Corp.	21,200	131,586
SCSK Corp.	55,700	944,669
Secom Co., Ltd.	6,500	448,513
Seed Co., Ltd./Tokyo	5,000	25,917
Sega Sammy Holdings, Inc.	53,900	834,953
Seibu Holdings, Inc.	133,300	1,293,436
Seika Corp.	2,600	36,980
Seikitokyu Kogyo Co., Ltd.	7,000	73,908
#Seiko Electric Co., Ltd.	1,500	10,281
Seiko Epson Corp.	114,100	1,564,453
Seiko Group Corp.	24,800	382,861
Seino Holdings Co., Ltd.	69,000	997,560
Seiren Co., Ltd.	17,000	249,536
Sekisui Chemical Co., Ltd.	173,600	2,354,481
Sekisui House, Ltd.	164,000	3,182,647
Sekisui Kasei Co., Ltd.	14,400	41,552
SEMITEC Corp.	2,300	29,600
Senko Group Holdings Co., Ltd.	43,800	299,336
Senshu Electric Co., Ltd.	9,000	183,334
Senshu Ikeda Holdings, Inc.	397,800	927,224
#Septeni Holdings Co., Ltd.	28,600	79,694
SERAKU Co., Ltd.	1,200	9,786
Seria Co., Ltd.	28,800	398,973
Seven & i Holdings Co., Ltd.	219,600	7,965,022
Seven Bank, Ltd.	372,600	733,907
SG Holdings Co., Ltd.	108,900	1,533,063
*Sharingtechnology, Inc.	9,500	38,327
Sharp Corp.	106,544	661,094
Shibaura Electronics Co., Ltd.	3,700	136,815
Shibaura Machine Co., Ltd.	22,400	545,782
Shibaura Mechatronics Corp.	12,600	534,135
Shibusawa Warehouse Co., Ltd. (The)	2,000	38,588
Shibuya Corp.	7,900	127,698
#Shidax Corp.	15,400	74,130
*SHIFT, Inc.	3,000	537,819
Shiga Bank, Ltd. (The)	11,755	308,147
Shikibo, Ltd.	6,604	46,485
Shikoku Bank, Ltd. (The)	29,800	211,332
Shikoku Electric Power Co., Inc.	54,900	372,839
Shima Seiki Manufacturing, Ltd.	21,270	214,182
Shimadzu Corp.	55,800	1,306,157
Shimano, Inc.	16,500	2,348,427
Shimizu Bank, Ltd. (The)	4,200	46,175
Shimizu Corp.	162,600	1,149,887
Shimojima Co., Ltd.	2,700	20,645
Shin Maint Holdings Co., Ltd.	2,300	24,239
Shin Nippon Air Technologies Co., Ltd.	3,000	45,957
#Shin Nippon Biomedical Laboratories, Ltd.	20,000	220,806
Shinagawa Refractories Co., Ltd.	17,100	164,400
Shindengen Electric Manufacturing Co., Ltd.	7,800	146,168
Shin-Etsu Chemical Co., Ltd.	290,500	8,570,465
Shin-Etsu Polymer Co., Ltd.	31,000	277,566
Shinko Electric Industries Co., Ltd.	24,500	771,828
Shinko Shoji Co., Ltd.	22,500	172,785
Shinmaywa Industries, Ltd.	79,200	627,032
Shin-Nihon Tatemono Co., Ltd.	5,200	20,602

49

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Shinnihonseiyaku Co., Ltd.	2,200	$21,471
Shinsho Corp.	900	32,329
Shinwa Co., Ltd./Nagoya	7,500	118,112
Shionogi & Co., Ltd.	56,700	2,615,886
Ship Healthcare Holdings, Inc.	52,400	804,450
Shiseido Co., Ltd.	63,100	1,984,101
Shizuki Electric Co., Inc.	4,900	14,139
Shizuoka Financial Group, Inc.	197,400	1,663,846
Shizuoka Gas Co., Ltd.	29,200	196,665
SHO-BOND Holdings Co., Ltd.	16,900	660,623
Shoei Co., Ltd.	23,800	313,205
Shoei Foods Corp.	600	16,917
Shofu, Inc.	2,400	39,793
Showa Sangyo Co., Ltd.	7,400	147,321
SIGMAXYZ Holdings, Inc.	22,300	204,675
Siix Corp.	30,500	280,944
Simplex Holdings, Inc.	12,100	200,541
Sinanen Holdings Co., Ltd.	3,300	88,141
Sinfonia Technology Co., Ltd.	19,800	205,524
Sinko Industries, Ltd.	12,400	180,459
SKY Perfect JSAT Holdings, Inc.	96,500	442,213
*Skylark Holdings Co., Ltd.	167,900	2,467,308
SMC Corp.	2,000	906,996
SMK Corp.	2,700	43,519
SMS Co., Ltd.	45,600	713,606
Soda Nikka Co., Ltd.	5,500	36,898
Sodick Co., Ltd.	33,800	168,950
SoftBank Corp.	450,000	5,066,196
Softcreate Holdings Corp.	8,600	96,253
Software Service, Inc.	1,000	56,786
Sohgo Security Services Co., Ltd.	184,400	1,073,439
Sojitz Corp.	95,900	1,966,822
Soken Chemical & Engineering Co., Ltd.	2,700	38,188
Solasto Corp.	46,800	180,160
Soliton Systems KK	4,200	30,423
Sompo Holdings, Inc.	25,900	1,112,822
Sony Group Corp.	217,500	17,844,349
Sony Group Corp., ADR	7,800	647,790
Sotetsu Holdings, Inc.	28,400	497,790
Sparx Group Co., Ltd.	12,140	114,951
*Speee, Inc.	900	14,096
SPK Corp.	4,600	54,278
#S-Pool, Inc.	49,900	114,334
Square Enix Holdings Co., Ltd.	14,100	465,516
SRA Holdings	3,400	73,301
#*SRE Holdings Corp.	4,400	66,126
ST Corp.	4,400	43,987
Stanley Electric Co., Ltd.	60,600	956,147
Star Mica Holdings Co., Ltd.	14,100	56,234
Star Micronics Co., Ltd.	36,100	429,305
Startia Holdings, Inc.	3,200	27,300
Starts Corp., Inc.	17,700	332,741
Starzen Co., Ltd.	6,510	110,087
St-Care Holding Corp.	6,200	34,471
Stella Chemifa Corp.	6,000	125,986
Step Co., Ltd.	3,400	38,951
STI Foods Holdings, Inc.	1,400	37,208
Strike Co., Ltd.	4,994	121,021

50

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Studio Alice Co., Ltd.	5,700	$77,571
Subaru Corp.	241,700	4,084,857
Sugi Holdings Co., Ltd.	16,700	671,440
Sugimoto & Co., Ltd.	2,781	38,122
SUMCO Corp.	185,800	2,373,951
Sumida Corp.	24,600	208,242
Suminoe Textile Co., Ltd.	1,400	20,337
Sumitomo Bakelite Co., Ltd.	21,900	960,624
Sumitomo Chemical Co., Ltd.	348,500	879,045
Sumitomo Corp.	153,500	2,978,373
Sumitomo Electric Industries, Ltd.	208,700	2,162,173
Sumitomo Forestry Co., Ltd.	76,600	1,787,477
Sumitomo Heavy Industries, Ltd.	50,300	1,136,894
Sumitomo Metal Mining Co., Ltd.	91,200	2,538,870
Sumitomo Mitsui Construction Co., Ltd.	139,900	369,507
Sumitomo Mitsui Financial Group, Inc.	69,400	3,308,581
#Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	409,000	3,955,030
Sumitomo Mitsui Trust Holdings, Inc.	66,400	2,459,665
Sumitomo Osaka Cement Co., Ltd.	24,900	574,306
Sumitomo Pharma Co., Ltd.	111,455	338,534
Sumitomo Realty & Development Co., Ltd.	89,100	2,208,600
Sumitomo Riko Co., Ltd.	28,400	175,338
Sumitomo Rubber Industries, Ltd.	97,200	972,032
Sumitomo Seika Chemicals Co., Ltd.	11,000	335,204
Sumitomo Warehouse Co., Ltd. (The)	20,800	330,723
*Sun Corp.	4,100	62,402
Sun Frontier Fudousan Co., Ltd.	24,700	237,467
*Sun*, Inc.	8,000	66,453
Suncall Corp.	10,600	33,946
Sundrug Co., Ltd.	52,200	1,411,118
Suntory Beverage & Food, Ltd.	38,000	1,123,603
Sun-Wa Technos Corp.	5,200	75,608
Suruga Bank, Ltd.	215,700	914,387
Suzuden Corp.	6,100	85,673
Suzuken Co., Ltd.	43,000	1,310,060
Suzuki Co., Ltd.	4,300	33,135
Suzuki Motor Corp.	74,000	2,826,214
SWCC Corp.	34,000	466,744
*Synchro Food Co., Ltd.	5,700	20,776
Sysmex Corp.	33,300	1,572,815
System Information Co., Ltd.	6,200	38,073
System Research Co., Ltd.	1,800	38,509
System Support, Inc.	3,000	38,529
Systems Engineering Consultants Co., Ltd.	1,000	23,738
Systena Corp.	102,800	173,093
Syuppin Co., Ltd.	11,000	74,813
T Hasegawa Co., Ltd.	2,600	53,564
T RAD Co., Ltd.	1,900	26,033
T&D Holdings, Inc.	130,700	2,306,420
Tachibana Eletech Co., Ltd.	12,400	218,860
Tachi-S Co., Ltd., Class S	39,300	426,878
Tadano, Ltd.	51,800	383,938
Taihei Dengyo Kaisha, Ltd.	3,800	98,610
Taiheiyo Cement Corp.	141,000	2,391,353
Taiho Kogyo Co., Ltd.	9,200	46,958
Taikisha, Ltd.	7,000	201,988
Taiko Bank, Ltd. (The)	3,400	33,114
Taisei Corp.	25,600	861,926

51

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Taisei Lamick Co., Ltd.	700	$13,751
Taiyo Holdings Co., Ltd.	12,200	196,560
Taiyo Yuden Co., Ltd.	72,500	1,597,015
Takamatsu Construction Group Co., Ltd.	11,300	204,593
Takamiya Co., Ltd.	6,500	20,687
Takaoka Toko Co., Ltd.	12,800	173,095
Takara & Co., Ltd.	5,800	91,646
Takara Bio, Inc.	30,694	268,543
Takara Holdings, Inc.	129,900	1,073,029
Takara Standard Co., Ltd.	13,200	159,155
Takasago International Corp.	4,400	93,262
Takasago Thermal Engineering Co., Ltd.	13,400	262,700
Takashima & Co., Ltd.	6,500	38,499
Takashimaya Co., Ltd.	110,500	1,490,650
#Takasho Co., Ltd.	6,700	26,721
Take And Give Needs Co., Ltd.	4,200	25,875
TAKEBISHI Corp.	2,100	25,029
Takeda Pharmaceutical Co., Ltd.	189,200	5,075,900
#Takeda Pharmaceutical Co., Ltd., Sponsored ADR	7,000	95,200
Takeuchi Manufacturing Co., Ltd.	25,900	726,832
Taki Chemical Co., Ltd.	1,000	20,998
Takuma Co., Ltd.	18,000	172,578
#Tama Home Co., Ltd.	15,500	347,981
Tamron Co., Ltd.	19,700	530,077
Tamura Corp.	99,100	319,329
TANABE ENGINEERING Corp.	1,000	9,086
#*Tanaka Chemical Corp.	7,700	46,522
Tanseisha Co., Ltd.	13,600	75,882
*Tatsuta Electric Wire and Cable Co., Ltd.	300	1,369
Tayca Corp.	3,700	41,167
Tazmo Co., Ltd.	9,000	152,848
TBK Co., Ltd.	11,200	27,807
TDC Soft, Inc.	4,900	50,506
TDK Corp.	145,600	5,343,490
TechMatrix Corp.	30,000	294,364
Techno Quartz, Inc.	800	21,183
Techno Smart Corp.	1,900	21,002
TechnoPro Holdings, Inc.	56,300	1,092,951
Tecnos Japan, Inc.	5,800	25,889
Teijin, Ltd.	155,000	1,389,878
Teikoku Electric Manufacturing Co., Ltd.	4,900	77,652
Tekken Corp.	5,500	73,941
Tenma Corp.	3,500	58,193
Tera Probe, Inc.	1,700	49,335
Terumo Corp.	28,900	780,870
TESEC Corp.	5,700	95,449
Tess Holdings Co., Ltd.	21,200	66,213
T-Gaia Corp.	8,000	94,926
THK Co., Ltd.	71,800	1,265,846
TIS, Inc.	73,400	1,553,349
TKC Corp.	6,200	143,491
#*TKP Corp.	5,700	76,780
TOA Corp.	10,200	252,567
TOA ROAD Corp.	2,800	105,570
Tobishima Corp.	11,800	107,368
Tobu Railway Co., Ltd.	25,400	607,809
Tocalo Co., Ltd.	47,200	421,682
Tochigi Bank, Ltd. (The)	72,700	168,495

52

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Toda Corp.	192,100	$1,059,915
#*Toda Kogyo Corp.	2,000	23,058
#Toei Animation Co., Ltd.	1,200	107,049
Toenec Corp.	500	13,536
Toho Bank, Ltd. (The)	205,800	395,443
Toho Co., Ltd.	4,000	80,161
Toho Co., Ltd.	8,500	287,982
Toho Gas Co., Ltd.	28,045	480,179
Toho Holdings Co., Ltd.	35,400	794,744
#Toho Titanium Co., Ltd.	19,400	249,025
Toho Zinc Co., Ltd.	10,900	114,797
Tohoku Bank, Ltd. (The)	3,100	24,727
Tohoku Electric Power Co., Inc.	122,400	759,802
Tokai Carbon Co., Ltd.	276,100	2,091,100
Tokai Corp.	8,100	101,514
TOKAI Holdings Corp.	41,070	263,866
Tokai Rika Co., Ltd.	32,000	495,282
Tokai Tokyo Financial Holdings, Inc.	308,500	1,038,892
Tokio Marine Holdings, Inc.	283,500	6,257,985
Tokushu Tokai Paper Co., Ltd.	4,600	109,195
Tokuyama Corp.	45,900	688,295
Tokyo Base Co., Ltd.	9,600	18,446
*Tokyo Electric Power Co. Holdings, Inc.	279,800	1,176,880
Tokyo Electron Device, Ltd.	26,700	674,354
Tokyo Electron, Ltd.	61,500	8,022,269
Tokyo Energy & Systems, Inc.	4,900	30,867
Tokyo Gas Co., Ltd.	52,300	1,166,903
#Tokyo Individualized Educational Institute, Inc.	6,200	20,551
Tokyo Keiki, Inc.	7,500	72,947
Tokyo Kiraboshi Financial Group, Inc.	38,900	1,131,464
Tokyo Ohka Kogyo Co., Ltd.	14,100	802,456
Tokyo Rakutenchi Co., Ltd.	1,100	29,925
Tokyo Rope Manufacturing Co., Ltd.	9,000	81,000
Tokyo Sangyo Co., Ltd.	5,300	28,977
Tokyo Seimitsu Co., Ltd.	32,800	1,512,380
Tokyo Steel Manufacturing Co., Ltd.	63,300	723,930
Tokyo Tatemono Co., Ltd.	117,500	1,543,184
Tokyo Tekko Co., Ltd.	4,900	118,905
Tokyotokeiba Co., Ltd.	13,700	351,897
Tokyu Construction Co., Ltd.	73,800	377,662
Tokyu Corp.	96,300	1,080,987
Tokyu Fudosan Holdings Corp.	420,100	2,418,325
Toli Corp.	32,500	71,891
Tomato Bank, Ltd.	3,000	23,256
Tomen Devices Corp.	1,400	46,314
Tomoe Engineering Co., Ltd.	2,500	43,993
Tomoku Co., Ltd.	8,200	126,429
TOMONY Holdings, Inc.	129,000	430,156
Tomy Co., Ltd.	53,900	737,257
Tonami Holdings Co., Ltd.	800	22,926
Topcon Corp.	113,200	1,017,675
Topre Corp.	33,100	350,572
Topy Industries, Ltd.	11,200	178,230
Toray Industries, Inc.	389,000	1,861,714
Torex Semiconductor, Ltd.	4,700	56,824
Toridoll Holdings Corp.	28,100	676,129
Torikizoku Holdings Co., Ltd.	4,400	85,940
Torishima Pump Manufacturing Co., Ltd.	11,400	142,420

53

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tosei Corp.	36,500	$427,073
Toshiba TEC Corp.	13,500	290,155
Tosho Co., Ltd.	16,000	102,374
Tosoh Corp.	138,600	1,681,650
Totech Corp.	2,000	62,861
Totetsu Kogyo Co., Ltd.	18,200	352,235
TOTO, Ltd.	32,600	779,886
Toukei Computer Co., Ltd.	300	12,044
Towa Bank, Ltd. (The)	23,400	104,141
#Towa Corp.	90,600	3,045,026
Towa Pharmaceutical Co., Ltd.	20,200	369,067
Toyo Construction Co., Ltd.	500	4,058
Toyo Corp.	4,300	36,712
*Toyo Engineering Corp.	22,000	86,725
#Toyo Gosei Co., Ltd.	4,000	164,284
Toyo Ink SC Holdings Co., Ltd.	19,400	327,294
Toyo Kanetsu KK	4,500	98,353
Toyo Machinery & Metal Co., Ltd.	4,700	19,241
Toyo Seikan Group Holdings, Ltd.	55,900	932,005
Toyo Suisan Kaisha, Ltd.	19,000	873,188
Toyo Tanso Co., Ltd.	11,900	396,025
Toyo Tire Corp.	84,200	1,232,046
Toyobo Co., Ltd.	125,300	834,809
Toyoda Gosei Co., Ltd.	42,800	837,941
Toyota Boshoku Corp.	49,900	855,692
Toyota Motor Corp.	1,100,500	18,820,661
#Toyota Motor Corp., Sponsored ADR	4,161	728,924
Toyota Tsusho Corp.	33,300	1,738,386
Traders Holdings Co., Ltd.	12,300	50,680
Trancom Co., Ltd.	2,800	128,126
Transaction Co., Ltd.	7,700	98,789
Transcosmos, Inc.	12,200	246,103
TRE Holdings Corp.	40,200	310,037
#Treasure Factory Co., Ltd.	8,000	62,544
Trend Micro, Inc.	33,700	1,255,475
Tri Chemical Laboratories, Inc.	21,200	442,352
Trusco Nakayama Corp.	26,300	392,646
#Tsubaki Nakashima Co., Ltd.	32,273	156,203
Tsubakimoto Chain Co.	11,500	288,174
Tsubakimoto Kogyo Co., Ltd.	400	13,259
Tsuburaya Fields Holdings, Inc.	24,400	261,328
Tsugami Corp.	50,900	359,622
Tsukada Global Holdings, Inc.	300	777
Tsukishima Holdings Co., Ltd.	10,600	89,030
Tsukuba Bank, Ltd.	51,500	101,337
Tsumura & Co.	42,000	747,955
Tsuruha Holdings, Inc.	12,500	912,047
Tsuzuki Denki Co., Ltd.	6,100	86,398
UACJ Corp.	34,000	684,737
UBE Corp.	128,700	1,966,468
Ubicom Holdings, Inc.	1,600	12,160
Uchida Yoko Co., Ltd.	2,900	132,510
UEX, Ltd.	5,100	37,582
ULS Group, Inc.	1,000	30,506
Ultrafabrics Holdings Co., Ltd.	3,200	27,384
Ulvac, Inc.	32,800	1,111,273
Umenohana Co., Ltd.	1,500	10,231
Unicharm Corp.	63,800	2,157,350

54

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Union Tool Co.	3,300	$77,573
Unipres Corp.	29,000	200,872
United Arrows, Ltd.	22,200	281,302
United Super Markets Holdings, Inc.	35,600	251,759
UNITED, Inc.	10,600	63,623
*Unitika, Ltd.	17,500	22,648
Universal Entertainment Corp.	23,400	330,809
UPR Corp.	700	8,958
Urbanet Corp. Co., Ltd.	13,600	34,753
Usen-Next Holdings Co., Ltd.	13,600	308,468
Ushio, Inc.	134,100	1,620,410
USS Co., Ltd.	102,900	1,784,587
*UT Group Co., Ltd.	35,800	434,247
V Technology Co., Ltd.	5,800	70,889
Valor Holdings Co., Ltd.	26,400	410,351
Valqua, Ltd.	15,400	376,242
*Valtes Holdings Co., Ltd.	3,000	15,966
Value HR Co., Ltd.	7,900	66,457
ValueCommerce Co., Ltd.	11,900	97,906
Valuence Holdings, Inc.	2,000	20,351
Vector, Inc.	30,800	214,966
Vertex Corp.	8,300	74,809
VINX Corp.	2,400	18,621
*Vision, Inc.	29,300	257,701
#*Visional, Inc.	13,700	663,086
Vital KSK Holdings, Inc.	23,122	154,966
VT Holdings Co., Ltd.	53,500	179,105
Wacoal Holdings Corp.	23,600	534,660
Wacom Co., Ltd.	111,600	380,978
Wakachiku Construction Co., Ltd.	3,500	69,794
Wakita & Co., Ltd.	31,900	316,588
Warabeya Nichiyo Holdings Co., Ltd.	8,900	203,041
Watahan & Co., Ltd.	7,400	64,938
WATAMI Co., Ltd.	12,000	89,537
WDB Holdings Co., Ltd.	3,200	45,112
*Wealth Management, Inc.	2,100	17,680
Weathernews, Inc.	2,500	97,230
Welcia Holdings Co., Ltd.	51,700	853,274
Wellnet Corp.	7,400	26,386
West Holdings Corp.	9,100	198,891
West Japan Railway Co.	35,400	1,343,117
Will Group, Inc.	6,100	43,541
WingArc1st, Inc.	13,433	238,156
#Wood One Co., Ltd.	3,700	25,873
#Workman Co., Ltd.	11,000	282,545
World Co., Ltd.	16,200	166,017
World Holdings Co., Ltd.	5,400	81,974
#*W-Scope Corp.	26,500	151,009
Xebio Holdings Co., Ltd.	18,500	118,370
#Yachiyo Industry Co., Ltd.	6,900	63,239
Yahagi Construction Co., Ltd.	18,300	157,812
Yakult Honsha Co., Ltd.	23,900	561,341
YAKUODO Holdings Co., Ltd.	5,883	107,525
YAMABIKO Corp.	27,100	254,457
YAMADA Consulting Group Co., Ltd.	2,762	28,487
Yamada Holdings Co., Ltd.	260,400	821,547
Yamae Group Holdings Co., Ltd.	8,900	209,799
Yamagata Bank, Ltd. (The)	14,100	107,720

55

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Yamaguchi Financial Group, Inc.	154,600	$1,402,624
Yamaha Corp.	20,400	535,981
Yamaha Motor Co., Ltd.	146,000	3,506,237
Yamaichi Electronics Co., Ltd.	26,800	305,790
YA-MAN, Ltd.	40,700	285,138
Yamanashi Chuo Bank, Ltd. (The)	20,500	253,264
Yamashin-Filter Corp.	18,000	35,419
Yamatane Corp.	3,700	54,213
Yamato Holdings Co., Ltd.	63,100	1,043,299
Yamaura Corp.	1,200	9,881
Yamaya Corp.	700	13,321
Yamazaki Baking Co., Ltd.	56,500	1,195,698
Yamazen Corp.	55,200	443,218
Yaoko Co., Ltd.	6,900	353,144
Yashima Denki Co., Ltd.	500	4,025
Yaskawa Electric Corp.	37,400	1,204,396
YE DIGITAL Corp.	2,800	14,661
Yellow Hat, Ltd.	31,600	379,964
Yokogawa Bridge Holdings Corp.	46,700	765,665
Yokogawa Electric Corp.	43,800	784,493
Yokohama Rubber Co., Ltd. (The)	63,100	1,148,504
Yokorei Co., Ltd.	39,900	304,826
Yokowo Co., Ltd.	16,800	137,444
Yondenko Corp.	5,200	100,604
Yondoshi Holdings, Inc.	7,400	92,399
Yonex Co., Ltd.	13,900	149,147
Yorozu Corp.	8,100	47,601
*Yoshimura Food Holdings KK	4,100	29,861
Yoshinoya Holdings Co., Ltd.	32,400	755,633
Yotai Refractories Co., Ltd.	4,100	38,930
Yuasa Trading Co., Ltd.	14,100	382,654
Yukiguni Maitake Co., Ltd.	8,600	50,881
Yurtec Corp.	30,300	195,271
Yushin Precision Equipment Co., Ltd.	2,500	10,961
Zenrin Co., Ltd.	18,850	110,278
Zensho Holdings Co., Ltd.	30,500	1,596,041
Zeon Corp.	90,700	741,135
ZERIA Pharmaceutical Co., Ltd.	12,400	163,428
ZIGExN Co., Ltd.	13,700	43,150
ZOZO, Inc.	31,800	599,800
Zuiko Corp.	5,000	43,052

TOTAL JAPAN		953,546,477

NETHERLANDS — (3.1%)
Aalberts NV	71,573	2,225,710
ΩABN AMRO Bank NV	149,460	2,003,974
Acomo NV	9,212	187,926
*ΩAdyen NV	1,923	1,288,477
Aegon, Ltd.	158,917	770,002
#Aegon, Ltd.	485,626	2,345,574
*AFC Ajax NV	4	46
Akzo Nobel NV	66,008	4,413,697
Allfunds Group PLC	187,442	954,576
AMG Critical Materials NV	19,288	501,125
APERAM SA	37,094	1,025,303
Arcadis NV	39,469	1,665,419
ArcelorMittal SA, Sponsored NVDR	131,500	2,895,630
ASM International NV	12,756	5,238,202
ASML Holding NV	1,577	942,296

56

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
ASML Holding NV, Sponsored NVDR	51,030	$30,557,275
ASR Nederland NV	98,744	3,673,924
*Avantium N.V.	1,111	3,699
ΩB&S Group Sarl	17,782	64,187
#*ΩBasic-Fit NV	39,229	1,000,141
BE Semiconductor Industries NV	40,642	4,179,888
Brunel International NV	11,693	162,652
Coca-Cola Europacific Partners PLC	29,196	1,700,402
Corbion NV	5,039	86,977
ΩCTP NV	28,077	408,363
Flow Traders, Ltd.	16,849	307,569
ForFarmers NV	25,367	62,072
*Fugro NV	87,477	1,441,507
Heineken NV	20,841	1,866,740
IMCD NV	29,629	3,554,591
ING Groep NV	379,751	4,828,020
*InPost SA	109,071	1,075,411
JDE Peet’s NV	14,566	404,000
Kendrion NV	9,937	120,580
Koninklijke Ahold Delhaize NV	307,879	9,112,023
Koninklijke BAM Groep NV	106,580	219,904
Koninklijke Heijmans N.V	6,443	73,823
Koninklijke KPN NV	1,356,119	4,551,120
#*Koninklijke Philips NV, Sponsored NVDR	229,895	4,358,815
Koninklijke Vopak NV	44,752	1,504,710
ΩLucas Bols NV	12	220
Nedap NV	1,778	107,123
NN Group NV	112,441	3,596,420
*NX Filtration NV	1,441	9,047
OCI NV	70,158	1,632,202
*Pharming Group NV	300,723	354,738
PostNL NV	143,986	267,633
*Prosus NV	104,041	2,906,554
Randstad NV	53,530	2,763,437
SBM Offshore NV	108,128	1,342,928
*SIF Holding NV	1,892	18,199
ΩSignify NV	92,973	2,403,754
Sligro Food Group NV	14,221	242,010
TKH Group NV	28,059	1,022,624
*TomTom NV	34,409	205,493
Universal Music Group NV	91,871	2,243,195
Van Lanschot Kempen NV	18,073	484,267
Wolters Kluwer NV	87,205	11,162,520

TOTAL NETHERLANDS		132,538,714

NEW ZEALAND — (0.2%)
*a2 Milk Co., Ltd. (The)	41,588	101,113
Air New Zealand, Ltd.	1,137,131	443,145
Arvida Group, Ltd.	80,676	53,025
Auckland International Airport, Ltd.	132,818	567,040
Briscoe Group, Ltd.	40	105
Channel Infrastructure NZ, Ltd.	148,568	123,573
Chorus, Ltd.	165,247	689,631
Colonial Motor Co., Ltd. (The)	8	41
Comvita, Ltd.	56	99
Contact Energy, Ltd.	95,767	433,924
Delegat Group, Ltd.	24	114
EBOS Group, Ltd.	15,747	320,481
Fisher & Paykel Healthcare Corp., Ltd.	50,942	616,608

57

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
Fletcher Building, Ltd.	346,301	$870,159
Freightways Group, Ltd.	71,474	309,717
Genesis Energy, Ltd.	110,026	147,832
#*Gentrack Group, Ltd.	92	262
Hallenstein Glasson Holdings, Ltd.	64	214
Heartland Group Holdings, Ltd.	365,784	325,520
#Infratil, Ltd.	49,578	283,179
KMD Brands, Ltd.	253,986	122,617
#Mainfreight, Ltd.	9,571	318,653
Manawa Energy, Ltd.	17,044	42,331
Mercury NZ, Ltd.	28,293	97,094
Meridian Energy, Ltd.	98,719	277,338
Napier Port Holdings, Ltd.	96	124
NZX, Ltd.	190,884	111,027
Oceania Healthcare, Ltd.	485,638	192,080
PGG Wrightson, Ltd.	24	44
#Port of Tauranga, Ltd.	32,582	96,652
Restaurant Brands New Zealand, Ltd.	12,953	28,328
Ryman Healthcare, Ltd.	94,660	312,735
Sanford, Ltd.	4,406	9,636
Scales Corp., Ltd.	42,683	70,756
*Serko, Ltd.	1,555	3,799
Skellerup Holdings, Ltd.	73,615	193,538
SKY Network Television, Ltd.	109,708	183,777
SKYCITY Entertainment Group, Ltd.	379,278	412,534
Spark New Zealand, Ltd.	416,361	1,203,614
Steel & Tube Holdings, Ltd.	196	124
Summerset Group Holdings, Ltd.	123,742	701,031
Tourism Holdings, Ltd.	10,552	19,886
TOWER, Ltd.	448	167
Vector, Ltd.	30,031	63,931
#*Vista Group International, Ltd.	61,122	46,217
Warehouse Group, Ltd. (The)	20,637	20,646

TOTAL NEW ZEALAND		9,814,461

NORWAY — (0.8%)
ABG Sundal Collier Holding ASA	197,211	89,323
*Adevinta ASA	23,881	209,595
AF Gruppen ASA	11,585	120,706
#*Agilyx ASA	8,370	16,857
*Akastor ASA	75,078	70,564
Aker ASA, A Shares	1,868	112,030
*Aker BioMarine ASA	7,118	23,574
#Aker BP ASA	87,768	2,522,651
*Aker Carbon Capture ASA	21,259	20,133
Aker Solutions ASA	71,701	285,734
*AKVA Group ASA	16	115
AMSC ASA	25,404	56,622
*Archer, Ltd.	267,108	21,471
*ArcticZymes Technologies ASA	4,243	11,052
Atea ASA	35,403	368,237
#*Atlantic Sapphire ASA	21,974	2,506
Austevoll Seafood ASA	49,820	340,258
#*ΩAutoStore Holdings, Ltd.	5,096	5,620
ΩAvance Gas Holding, Ltd.	3,873	51,517
Awilco LNG AS	5,363	4,052
Bakkafrost P/F	15,049	678,247
Belships ASA	58,221	91,201
*BLUENORD ASA	3,597	190,931

58

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Bonheur ASA	8,916	$154,191
#*Borr Drilling, Ltd.	18,928	117,583
#*Borr Drilling, Ltd.	135,818	832,564
Borregaard ASA	24,532	332,460
Bouvet ASA	31,737	152,837
*BW Energy, Ltd.	49,335	123,208
ΩBW LPG, Ltd.	41,540	587,495
BW Offshore, Ltd.	54,828	114,449
#*Cadeler A/S	27,563	87,290
#*Cloudberry Clean Energy ASA	42,326	41,296
*ΩCrayon Group Holding ASA	5,934	34,207
DNB Bank ASA	79,417	1,430,995
DNO ASA	286,561	291,648
ΩElmera Group ASA	30,521	65,131
Elopak ASA	35,636	72,728
#ΩEntra ASA	7,129	55,613
Equinor ASA	162,189	5,436,207
Equinor ASA, Sponsored ADR	10,666	355,924
ΩEuropris ASA	58,106	328,974
FLEX LNG, Ltd.	10,288	314,196
Frontline PLC	30,195	673,811
#*Gaming Innovation Group, Inc.	8,197	19,921
Gjensidige Forsikring ASA	4,152	62,178
Golden Ocean Group, Ltd.	77,405	571,615
Gram Car Carriers ASA	1,258	23,084
Grieg Seafood ASA	18,115	120,235
Hafnia, Ltd.	75,919	498,121
*Hexagon Composites ASA	26,556	62,612
Hoegh Autoliners ASA	32,852	265,540
*Kahoot! ASA	118,155	369,112
ΩKid ASA	17,594	142,841
#Kitron ASA	80,952	213,037
#ΩKlaveness Combination Carriers ASA	11,101	75,718
*Kongsberg Automotive ASA	392,192	69,650
Kongsberg Gruppen ASA	4,223	172,372
#Leroy Seafood Group ASA	81,244	321,436
*LINK Mobility Group Holding ASA	73,344	75,631
Medistim ASA	16	277
Mowi ASA	21,324	346,057
MPC Container Ships ASA	197,998	279,583
ΩMulticonsult ASA	5,252	60,880
Norsk Hydro ASA	174,559	995,007
*ΩNorske Skog ASA	6,292	22,945
*Northern Ocean, Ltd.	61,980	75,452
#*Norwegian Air Shuttle ASA	173,220	124,259
Odfjell Drilling, Ltd.	46,621	162,752
Odfjell SE, A Shares	7,323	77,676
Odfjell Technology, Ltd.	6,843	33,934
OKEA ASA	35,810	123,665
ΩOkeanis Eco Tankers Corp.	6,173	177,647
Olav Thon Eiendomsselskap ASA	16	231
Orkla ASA	91,397	629,455
Panoro Energy ASA	50,036	138,485
Pareto Bank ASA	10,759	50,079
*Pexip Holding ASA	17,837	28,979
*PGS ASA	499,326	450,979
Protector Forsikring ASA	15,126	236,943
Rana Gruber ASA	7,148	39,670

59

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
*REC Silicon ASA	32,809	$42,598
Salmar ASA	3,446	163,113
#*Salmon Evolution ASA	39,442	21,289
*SATS ASA	15,342	16,397
ΩScatec ASA	58,346	294,036
Schibsted ASA, Class A	25,520	509,865
Schibsted ASA, Class B	11,944	221,310
Selvaag Bolig ASA	13,316	31,706
#*ΩShelf Drilling, Ltd.	79,672	213,235
*Siem Offshore, Inc.	20,329	46,402
#*Solstad Offshore ASA	4,185	8,878
Sparebank 1 Oestlandet	11,121	123,437
SpareBank 1 Sorost-Norge	5,849	31,099
SpareBank 1 SR-Bank ASA	26,481	287,288
Sparebanken More	8,080	55,495
Stolt-Nielsen, Ltd.	12,667	416,689
Storebrand ASA	227,106	1,893,414
Subsea 7 SA	66,903	876,733
Telenor ASA	70,413	719,465
TGS ASA	95,707	1,303,884
TOMRA Systems ASA	28,738	227,142
#Var Energi ASA	71,249	239,990
Veidekke ASA	47,577	410,540
*Volue ASA	4,900	8,219
Wallenius Wilhelmsen ASA	38,649	324,332
Yara International ASA	30,506	996,687

TOTAL NORWAY		33,497,104

PORTUGAL — (0.3%)
Altri SGPS SA	13,392	64,662
*Banco Comercial Portugues SA, Class R	4,602,999	1,409,017
Corticeira Amorim SGPS SA	11,610	112,532
CTT-Correios de Portugal SA	34,623	131,931
EDP - Energias de Portugal SA	347,125	1,456,643
EDP Renovaveis SA	35,774	574,383
Galp Energia SGPS SA	290,767	4,367,329
#*Greenvolt-Energias Renovaveis SA	2,498	16,659
Ibersol SGPS SA	9,533	67,512
Jeronimo Martins SGPS SA	57,676	1,327,791
Mota-Engil SGPS SA	16,767	54,409
Navigator Co. SA (The)	94,927	377,272
NOS SGPS SA	121,384	443,160
REN - Redes Energeticas Nacionais SGPS SA	113,703	295,654
Sonae SGPS SA	598,758	587,955

TOTAL PORTUGAL		11,286,909

SINGAPORE — (1.0%)
AEM Holdings, Ltd.	145,100	366,444
*Aspen Group Holdings, Ltd.	25	—
*Avarga, Ltd.	500	64
Aztech Global, Ltd.	112,800	74,099
*Banyan Tree Holdings, Ltd.	600	168
*Best World International, Ltd.	33,300	41,077
BRC Asia, Ltd.	100	118
Bukit Sembawang Estates, Ltd.	1,800	4,756
CapitaLand Investment, Ltd.	405,000	869,092
Centurion Corp., Ltd.	600	169
China Aviation Oil Singapore Corp., Ltd.	152,500	89,604
China Sunsine Chemical Holdings, Ltd.	500	146

60

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
City Developments, Ltd.	307,800	$1,419,872
Civmec, Ltd.	61,300	35,347
ComfortDelGro Corp., Ltd.	807,400	777,904
*COSCO SHIPPING International Singapore Co., Ltd.	507,800	43,365
CSE Global, Ltd.	125,600	37,587
DBS Group Holdings, Ltd.	275,300	6,600,931
Delfi, Ltd.	149,700	134,397
DFI Retail Group Holdings, Ltd.	98,000	208,740
Dyna-Mac Holdings, Ltd.	199,900	45,231
Far East Orchard, Ltd.	308	229
First Resources, Ltd.	534,800	589,430
Food Empire Holdings, Ltd.	26,900	21,598
Frasers Property, Ltd.	35,500	19,693
Frencken Group, Ltd.	205,300	155,843
Genting Singapore, Ltd.	939,600	589,800
Geo Energy Resources, Ltd.	111,400	23,987
Golden Agri-Resources, Ltd.	3,442,700	678,463
Great Eastern Holdings, Ltd.	8,400	105,885
GuocoLand, Ltd.	64,400	70,979
Hiap Hoe, Ltd.	300	141
Ho Bee Land, Ltd.	62,500	82,570
#Hong Fok Corp., Ltd.	397,300	252,291
Hong Leong Asia, Ltd.	200	91
Hongkong Land Holdings, Ltd.	259,800	823,566
Hotel Grand Central, Ltd.	100	58
Hour Glass, Ltd. (The)	77,200	92,975
HRnetgroup, Ltd.	63,400	31,930
Hutchison Port Holdings Trust, Class U	2,204,700	346,138
iFAST Corp., Ltd.	99,000	476,917
Indofood Agri Resources, Ltd.	500	110
ISDN Holdings, Ltd.	105,699	25,074
Japfa, Ltd.	426,100	57,848
Keppel Corp., Ltd.	275,400	1,248,300
Keppel Infrastructure Trust	1,361,225	437,166
Keppel REIT	55,080	31,961
Mandarin Oriental International, Ltd.	100	150
*Marco Polo Marine, Ltd.	1,041,800	38,781
Mewah International, Inc.	700	143
Micro-Mechanics Holdings, Ltd.	14,400	18,919
*mm2 Asia, Ltd.	700,300	15,334
Nanofilm Technologies International, Ltd.	14,300	9,707
NETLINK NBN TRUST	596,600	361,431
OUE, Ltd.	147,700	111,041
Oversea-Chinese Banking Corp., Ltd.	399,500	3,697,427
Oxley Holdings, Ltd.	1,100	80
Pan-United Corp., Ltd.	200	54
Propnex, Ltd.	74,500	43,774
QAF, Ltd.	34,900	20,761
Raffles Medical Group, Ltd.	360,100	312,776
Riverstone Holdings, Ltd.	61,700	26,571
*SATS, Ltd.	29,318	52,642
SBS Transit, Ltd.	100	181
*Seatrium, Ltd.	15,896,513	1,299,522
Sembcorp Industries, Ltd.	321,300	1,076,433
Sheng Siong Group, Ltd.	344,900	390,201
SIA Engineering Co., Ltd.	32,600	54,490
Silverlake Axis, Ltd.	307,900	60,679
Singapore Airlines, Ltd.	557,500	2,486,278

61

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Singapore Exchange, Ltd.	321,400	$2,221,567
Singapore Technologies Engineering, Ltd.	313,900	861,475
Singapore Telecommunications, Ltd.	229,000	397,810
*Sinostar PEC Holdings, Ltd.	300	26
Stamford Land Corp., Ltd.	78,299	21,146
StarHub, Ltd.	220,400	165,696
Tai Sin Electric, Ltd.	200	58
#Thomson Medical Group, Ltd.	1,018,200	40,132
Tiong Woon Corp. Holding, Ltd.	100	37
Tuan Sing Holdings, Ltd.	40,662	8,013
UMS Holdings, Ltd.	454,600	414,766
United Overseas Bank, Ltd.	232,200	4,579,427
UOB-Kay Hian Holdings, Ltd.	36,027	34,448
UOL Group, Ltd.	158,700	683,428
Venture Corp., Ltd.	168,600	1,439,816
Vicom, Ltd.	100	94
Wilmar International, Ltd.	1,364,900	3,546,618
Wing Tai Holdings, Ltd.	176,500	173,917

TOTAL SINGAPORE		41,578,003

SPAIN — (2.4%)
Acciona SA	10,729	1,349,531
Acerinox SA	110,673	1,075,999
ACS Actividades de Construccion y Servicios SA	90,433	3,266,244
ΩAedas Homes SA	3,543	56,474
ΩAena SME SA	14,323	2,070,323
Almirall SA	39,584	359,410
Amadeus IT Group SA	113,004	6,428,568
Applus Services SA	96,463	1,014,520
Atresmedia Corp. de Medios de Comunicacion SA	61,681	230,667
*Audax Renovables SA	6,529	7,412
Azkoyen SA	12	73
Banco Bilbao Vizcaya Argentaria SA	6,783	53,213
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,656,702	12,971,977
Banco de Sabadell SA	5,222,117	6,463,685
Banco Santander SA	1,264,698	4,633,318
Banco Santander SA, Sponsored ADR	1,027,218	3,728,801
Bankinter SA	523,047	3,296,169
CaixaBank SA	783,060	3,174,221
ΩCellnex Telecom SA	30,483	893,157
Cia de Distribucion Integral Logista Holdings SA	32,489	796,025
CIE Automotive SA	19,599	498,432
Construcciones y Auxiliar de Ferrocarriles SA	12,808	381,775
#*Deoleo SA	5,418	1,320
*Distribuidora Internacional de Alimentacion SA	4,735,016	61,060
*Duro Felguera SA	10,568	7,194
Ebro Foods SA	21,228	360,804
*eDreams ODIGEO SA	7,410	47,464
Elecnor SA	9,351	157,156
Enagas SA	133,496	2,228,767
Ence Energia y Celulosa SA	95,993	286,334
Endesa SA	67,235	1,262,518
#Ercros SA	20,512	63,093
Faes Farma SA	150,370	471,262
Ferrovial SE	59,485	1,788,190
Fluidra SA	47,083	827,126
Fomento de Construcciones y Contratas SA	3,187	40,424
ΩGestamp Automocion SA	107,681	395,180
ΩGlobal Dominion Access SA	49,849	161,760

62

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
*Grifols SA	105,356	$1,178,764
Grupo Catalana Occidente SA	13,206	422,254
Grupo Empresarial San Jose SA	28	106
Iberdrola SA	349,274	3,876,433
Iberpapel Gestion SA	16	272
Indra Sistemas SA	161,987	2,268,678
Industria de Diseno Textil SA	108,530	3,734,028
Laboratorio Reig Jofre SA	20	51
Laboratorios Farmaceuticos Rovi SA	13,854	738,776
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	81,276	69,930
Mapfre SA	716,598	1,486,111
*Melia Hotels International SA	79,662	441,645
ΩMetrovacesa SA	2,188	17,715
Miquel y Costas & Miquel SA	809	9,184
Naturgy Energy Group SA	21,666	611,458
ΩNeinor Homes SA	15,113	155,592
*Obrascon Huarte Lain SA	124,703	51,143
*Oryzon Genomics SA	20	43
Prim SA	8	88
ΩProsegur Cash SA	113,504	61,667
Prosegur Cia de Seguridad SA	70,100	104,623
Realia Business SA	196	219
Redeia Corp. SA	107,918	1,677,396
Renta 4 Banco SA	12	131
Repsol SA	689,156	10,070,694
Sacyr SA	402,536	1,159,865
*Solaria Energia y Medio Ambiente SA	41,755	624,513
ΩTalgo SA	21,463	81,331
*Tecnicas Reunidas SA	11,985	105,336
Telefonica SA	2,069,523	7,975,605
#Telefonica SA, Sponsored ADR	600,994	2,301,807
Tubacex SA	22,828	67,803
ΩUnicaja Banco SA	954,569	990,822
Vidrala SA	5,091	377,223
Viscofan SA	21,853	1,261,190

TOTAL SPAIN		102,832,142

SWEDEN — (2.6%)
AAK AB	12,157	230,678
ΩAcadeMedia AB	65,013	269,068
AddLife AB, Class B	70,695	460,010
Addnode Group AB	19,993	124,278
AddTech AB, B Shares	47,596	696,091
AFRY AB	54,544	571,185
Alfa Laval AB	9,057	292,317
ΩAlimak Group AB	112	658
Alleima AB	149,501	908,568
Alligo AB, Class B	10,217	80,107
ΩAmbea AB	49,838	184,941
AQ Group AB	4,937	199,731
Arise AB	18,123	50,528
Arjo AB, Class B	138,559	462,084
Assa Abloy AB, Class B	67,547	1,435,865
Atlas Copco AB, Class A	460,671	5,945,658
Atlas Copco AB, Class B	129,747	1,452,195
Atrium Ljungberg AB, B Shares	9,026	138,468
*ΩAttendo AB	76,602	242,367
#Avanza Bank Holding AB	68,789	1,157,499
Axfood AB	18,677	412,234

63

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Balco Group AB	2,378	$7,811
Beijer Alma AB, Class B	17,683	280,772
Beijer Ref AB	25,355	239,874
Bergman & Beving AB	12,091	161,897
*Betsson AB, Class B	88,545	889,202
*Better Collective A/S	8,629	208,530
*BHG Group AB	25,457	22,443
#*BICO Group AB	25,513	67,569
Bilia AB, A Shares	45,569	422,137
Billerud Aktiebolag	144,577	1,339,317
*ΩBioArctic AB	7,066	142,425
Biotage AB	20,045	204,170
*Bjorn Borg AB	24	85
Boliden AB	134,280	3,434,325
*Bonava AB, B Shares	6,615	10,326
*ΩBoozt AB	25,171	175,727
ΩBravida Holding AB	100,862	629,222
Bufab AB	23,484	555,747
Bulten AB	7,585	42,295
*Byggfakta Group Nordic Holdco AB	10,084	24,234
*Byggmax Group AB	18,784	47,747
#*Calliditas Therapeutics AB, ADR	8	131
*Camurus AB	8,516	254,886
Castellum AB	42,065	401,161
Catella AB	8,857	19,422
Catena AB	10,430	344,472
*Cavotec SA	84	105
Clas Ohlson AB, B Shares	34,021	356,268
Cloetta AB, B Shares	156,310	250,289
Concentric AB	22,530	315,789
ΩCoor Service Management Holding AB	37,278	128,390
Corem Property Group AB, Class B	188,139	121,074
Corem Property Group AB, Class D	689	9,768
Dios Fastigheter AB	31,553	170,436
ΩDometic Group AB	316,888	1,948,526
#*ΩDustin Group AB	20,021	22,489
Eastnine AB	20	271
Elanders AB, Class B	4,933	36,867
*Electrolux AB, Class B	72,338	606,019
Electrolux Professional AB, Class B	92,334	372,389
Elekta AB, Class B	180,928	1,229,112
#*Embracer Group AB	70,119	113,632
*Enea AB	2,096	8,920
Eolus Vind AB, Class B	6,436	49,627
Ependion AB	32	297
Epiroc AB, Class A	76,576	1,257,687
Epiroc AB, Class B	41,161	569,928
Essity AB, Class A	1,808	41,346
Essity AB, Class B	42,557	968,637
ΩEvolution AB	26,204	2,326,373
Ework Group AB	2,077	21,155
#Fabege AB	55,824	415,008
Fagerhult Group AB	23,795	120,118
*Fastighets AB Balder, B Shares	65,877	278,245
*Fastighets AB Trianon	48	60
FastPartner AB, Class A	3,145	10,922
Fenix Outdoor International AG	778	46,098
*FormPipe Software AB	48	106

64

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Fortnox AB	206,750	$816,811
G5 Entertainment AB	2,019	26,095
Getinge AB, B Shares	30,736	551,301
Granges AB	81,014	778,043
*ΩGreen Landscaping Group AB	8,047	41,990
#H & M Hennes & Mauritz AB, Class B	77,965	1,041,845
#Hanza AB	11,473	71,882
Heba Fastighets AB, Class B	8,529	17,100
Hemnet Group AB	36,650	635,400
Hexagon AB, Class B	101,528	824,208
Hexpol AB	148,245	1,309,607
HMS Networks AB	15,402	508,959
Holmen AB, B Shares	17,080	643,138
Hufvudstaden AB, Class A	22,970	244,243
*Humana AB	13,927	35,339
Husqvarna AB, A Shares	4,585	29,547
Husqvarna AB, B Shares	88,803	573,069
IAR Systems Group AB	12	101
Indutrade AB	52,637	928,820
Instalco AB	101,644	283,662
*International Petroleum Corp.	60,627	640,855
Intrum AB	4,461	22,839
INVISIO AB	8,473	127,103
Inwido AB	71,055	724,373
#JM AB	52,985	563,395
Kabe Group AB, Class B	4	96
*Karnov Group AB	25,338	111,125
Kindred Group PLC	133,785	1,092,777
KNOW IT AB	5,557	69,633
Lagercrantz Group AB, B Shares	72,514	660,065
Lifco AB, Class B	38,472	701,767
Lime Technologies AB	3,464	88,672
Lindab International AB	39,468	606,540
Loomis AB	49,553	1,283,549
*Medcap AB	2,745	69,899
Medicover AB, Class B	14,968	168,534
MEKO AB	25,205	202,585
*Midsona AB, Class B	24,582	15,291
*Millicom International Cellular SA	123,191	1,929,571
MIPS AB	25,421	624,567
*Modern Times Group MTG AB, Class B	69,538	556,110
Momentum Group AB	2,582	22,370
ΩMunters Group AB	51,113	621,262
Mycronic AB	13,541	295,722
NCAB Group AB	62,221	296,830
NCC AB, Class B	92,773	948,269
Nederman Holding AB	1,065	14,966
*Net Insight AB, Class B	83,474	29,018
New Wave Group AB, Class B	63,329	412,136
Nibe Industrier AB, Class B	3,801	21,834
*Nobia AB	30,377	22,526
Nolato AB, Class B	89,126	393,274
Nordic Paper Holding AB	26,645	91,101
Nordic Waterproofing Holding AB	7,404	106,958
Nordnet AB publ	36,106	508,984
*Norion Bank AB	30,557	98,596
*Note AB	3,861	50,489
NP3 Fastigheter AB	8,929	118,999

65

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Nyfosa AB	34,415	$165,720
OEM International AB, Class B	30,071	195,133
#Orron Energy AB	107,033	66,600
*OX2 AB	13,868	55,931
Peab AB, Class B	95,267	353,692
Platzer Fastigheter Holding AB, Class B	13,811	72,314
Prevas AB, B Shares	3,013	25,080
Proact IT Group AB	10,146	70,379
Ratos AB, B Shares	54,725	151,940
#*RaySearch Laboratories AB	16,827	125,307
Rejlers AB	5,017	52,538
ΩResurs Holding AB	84,651	164,716
Rottneros AB	11,183	11,811
Rvrc Holding AB	11,652	40,173
Saab AB, Class B	8,289	424,367
Sagax AB, Class B	20,771	374,607
#Samhallsbyggnadsbolaget i Norden AB	12,172	3,525
Sandvik AB	211,665	3,591,957
#Scandi Standard AB	33,222	165,922
*ΩScandic Hotels Group AB	187,943	631,655
*Sdiptech AB	19,550	382,508
*Sectra AB, Class B	27,977	301,990
Securitas AB, Class B	193,725	1,547,698
*Sedana Medical AB	18,569	34,736
*Sensys Gatso Group AB	2,816	15,203
#*ΩSinch AB	468,225	737,751
SinterCast AB	4	37
Skandinaviska Enskilda Banken AB, Class A	273,370	3,041,346
Skandinaviska Enskilda Banken AB, Class C	2,068	23,729
Skanska AB, Class B	68,963	1,032,965
SKF AB, B Shares	138,448	2,231,743
SKF AB, Class A	3,026	48,805
SkiStar AB	22,400	212,519
Solid Forsakring AB	5,925	30,864
SSAB AB, Class A	12,169	72,801
SSAB AB, Class B	686,538	3,976,920
*Stendorren Fastigheter AB	3,045	34,395
*Stillfront Group AB	371,038	383,072
Storskogen Group AB, Class B	510,697	301,043
Svenska Cellulosa AB SCA, Class A	2,760	37,648
Svenska Cellulosa AB SCA, Class B	82,472	1,129,015
Svenska Handelsbanken AB, Class A	108,864	925,660
#Svenska Handelsbanken AB, Class B	3,097	31,877
Sweco AB, Class B	28,755	263,804
Swedbank AB, Class A	68,117	1,114,184
#*Swedish Orphan Biovitrum AB	30,484	625,906
Synsam AB	20,154	61,873
Systemair AB	28,577	156,535
Tele2 AB, B Shares	318,463	2,255,791
Telefonaktiebolaget LM Ericsson, Class A	7,166	33,480
Telefonaktiebolaget LM Ericsson, Class B	651,678	2,916,982
Telia Co. AB	852,100	1,800,654
*Tethys Oil AB	16,608	84,700
*TF Bank AB	1,558	19,606
ΩThule Group AB	49,135	1,113,961
Trelleborg AB, Class B	29,980	755,628
Troax Group AB	17,933	286,346
#*Truecaller AB, Class B	93,530	225,524

66

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
VBG Group AB, Class B	712	$14,785
Vitec Software Group AB, B Shares	2,531	100,763
Vitrolife AB	43,476	564,626
Volati AB	5,717	42,880
Volvo AB, Class A	43,753	874,852
Volvo AB, Class B	530,090	10,480,672
#*Volvo Car AB, Class B	94,775	324,975
Wallenstam AB, B Shares	66,606	224,392
Wihlborgs Fastigheter AB	51,266	331,062
XANO Industri AB, Class B	2,438	18,112

TOTAL SWEDEN		108,680,033

SWITZERLAND — (7.5%)
ABB, Ltd., Registered	317,207	10,610,165
Accelleron Industries AG	58,738	1,441,906
Adecco Group AG	139,793	5,259,615
AEVIS VICTORIA SA	8	161
Alcon, Inc.	340	24,217
Alcon, Inc.	121,889	8,693,123
Allreal Holding AG, Registered	9,443	1,512,872
ALSO Holding AG, Registered	3,225	818,609
*Aluflexpack AG	484	5,053
#*ams-OSRAM AG	229,706	815,033
APG SGA SA	671	124,607
Arbonia AG	17,055	145,053
*Aryzta AG	868,721	1,587,476
Ascom Holding AG, Registered	12,881	133,191
*Autoneum Holding AG	2,292	259,410
Baloise Holding AG, Registered	42,660	6,103,326
Banque Cantonale de Geneve	390	96,423
Banque Cantonale Vaudoise, Registered	19,405	2,187,740
Barry Callebaut AG, Registered	1,637	2,473,353
*Basilea Pharmaceutica AG, Registered	3,536	137,158
Belimo Holding AG, Class R	4,974	2,082,406
Bell Food Group AG	1,116	331,103
Berner Kantonalbank AG, Registered	1,138	297,614
BKW AG	6,908	1,158,355
Bossard Holding AG, Registered A	4,719	970,712
Bucher Industries AG, Registered	4,388	1,559,342
Burckhardt Compression Holding AG	2,382	1,204,022
Burkhalter Holding AG	644	60,009
Bystronic AG	941	448,760
Calida Holding AG, Registered	1,886	52,950
Carlo Gavazzi Holding AG	30	10,252
Cembra Money Bank AG	22,029	1,511,687
Chocoladefabriken Lindt & Spruengli AG	16	1,740,564
#*Cicor Technologies, Ltd., Registered	4	192
Cie Financiere Richemont SA, Registered	43,167	5,070,658
Cie Financiere Tradition SA	17	2,167
Clariant AG, Registered	167,647	2,370,877
Coltene Holding AG, Registered	620	43,398
Comet Holding AG, Class R	8,551	1,673,461
COSMO Pharmaceuticals NV	2,201	83,561
Daetwyler Holding AG	2,859	502,025
DKSH Holding AG	25,443	1,557,250
#*DocMorris AG	13,009	536,913
dormakaba Holding AG	2,698	1,227,374
DSM-Firmenich AG	27,523	2,489,978
*Dufry AG, Registered	48,055	1,674,440

67

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
EFG International AG	45,822	$547,820
Emmi AG, Registered	747	704,276
EMS-Chemie Holding AG	519	353,585
Energiedienst Holding AG, Registered	12	530
Feintool International Holding AG	1,337	29,353
Flughafen Zurich AG, Registered	16,368	3,043,202
Forbo Holding AG, Registered	387	425,251
ΩGalenica AG	40,785	3,072,152
*GAM Holding AG	268	126
Geberit AG, Registered	7,684	3,561,465
Georg Fischer AG, Registered	68,853	3,549,896
Givaudan SA, Registered	1,721	5,711,137
Glarner Kantonalbank	663	16,538
Helvetia Holding AG, Registered	31,351	4,195,980
Holcim AG	123,900	7,635,088
Huber + Suhner AG, Registered	17,955	1,225,213
Hypothekarbank Lenzburg AG	6	26,900
Implenia AG, Registered	8,370	260,284
*Ina Invest Holding AG	8	156
Inficon Holding AG, Registered	771	834,498
Interroll Holding AG, Class R	231	605,390
Intershop Holding AG	268	177,577
Investis Holding SA	1,493	154,870
Julius Baer Group, Ltd.	122,412	7,209,805
Jungfraubahn Holding AG, Registered	585	99,123
Kardex Holding AG, Registered	1,792	345,384
Komax Holding AG, Class R	3,589	709,084
Kuehne + Nagel International AG, Class R	12,628	3,392,721
Landis+Gyr Group AG	27,559	2,035,014
LEM Holding SA, Registered	194	392,242
Liechtensteinische Landesbank AG	3,678	254,213
#Logitech International SA, Class R Sponsored	95,762	7,529,766
Lonza Group AG, Registered	10,987	3,824,715
Luzerner Kantonalbank AG, Registered	6,482	508,560
ΩMedacta Group SA	2,477	283,614
ΩMedmix AG	22,846	473,464
Meier Tobler Group AG	1,071	36,777
Metall Zug AG, Registered	53	76,001
Mikron Holding AG	905	13,823
Mobilezone Holding AG, Registered	18,211	276,152
Mobimo Holding AG, Registered	9,340	2,576,056
Nestle SA, Registered	358,430	38,621,664
#Novartis AG, Sponsored ADR	252,654	23,643,361
Novavest Real Estate AG	760	30,733
OC Oerlikon Corp. AG	80,478	319,418
Orior AG	3,436	280,151
Partners Group Holding AG	5,752	6,047,485
Plazza AG, Registered A	280	92,918
#*ΩPolyPeptide Group AG	13,249	247,786
PSP Swiss Property AG, Registered	20,042	2,459,965
Rieter Holding AG, Registered	1,750	148,069
Roche Holding AG	80,389	20,657,071
Roche Holding AG	2,941	798,874
Romande Energie Holding SA, Registered	533	33,149
#*Sandoz Group AG, ADR	50,530	1,304,685
Schindler Holding AG, Registered	3,298	639,632
Schweiter Technologies AG	908	506,856
*ΩSensirion Holding AG	2,979	222,595

68

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
SFS Group AG	8,695	$863,720
SGS SA, Registered	32,737	2,661,264
Siegfried Holding AG, Registered	3,117	2,464,350
SIG Group AG	111,568	2,450,683
Sika AG, Registered	28,929	6,894,896
SKAN Group AG	482	36,069
Softwareone Holding AG	38,594	755,722
Sonova Holding AG	12,203	2,876,263
St. Galler Kantonalbank AG, Registered	1,010	547,701
#Stadler Rail AG	40,605	1,370,678
Straumann Holding AG, Class R	17,017	1,999,855
Sulzer AG, Registered	11,001	903,000
Swatch Group AG (The)	13,185	636,033
Swatch Group AG (The)	8,990	2,293,806
Swiss Life Holding AG	5,349	3,419,645
Swiss Prime Site AG, Registered	67,911	6,298,213
Swiss Re AG	72,696	7,917,837
Swisscom AG, Registered	13,151	7,861,265
Swissquote Group Holding SA, Registered	6,654	1,271,502
Tecan Group AG, Class R	178	50,933
Temenos AG, Registered	45,440	3,252,526
TX Group AG	765	71,032
u-blox Holding AG	6,810	641,302
#UBS Group AG	338,062	7,930,934
UBS Group AG	14,477	337,566
Valiant Holding AG	20,200	2,197,462
ΩVAT Group AG	11,304	3,983,510
Vaudoise Assurances Holding SA	275	127,823
Vetropack Holding AG	11,093	434,554
Vontobel Holding AG, Class R	12,334	718,314
VP Bank AG, Class A	794	71,718
*V-ZUG Holding AG	652	41,912
Walliser Kantonalbank, Registered	283	33,896
Warteck Invest AG, Registered	30	64,282
Ypsomed Holding AG, Registered	945	259,601
Zehnder Group AG, Registered	3,270	168,881
Zug Estates Holding AG, Class B	48	79,380
Zuger Kantonalbank AG	28	241,833
Zurich Insurance Group AG	21,831	10,329,574

TOTAL SWITZERLAND		317,870,309

UNITED KINGDOM - (12.9%)
4imprint Group PLC	14,622	890,698
*Abcam PLC, ADR	1,024	23,470
Admiral Group PLC	85,693	2,540,323
ΩAirtel Africa PLC	598,549	822,905
AJ Bell PLC	749	2,301
Anglo American PLC	198,981	5,062,051
Antofagasta PLC	144,752	2,362,473
Ashmore Group PLC	203,984	419,552
Ashtead Group PLC	138,431	7,901,704
Associated British Foods PLC	91,650	2,253,160
#AstraZeneca PLC, Sponsored ADR	279,713	17,686,253
ΩAuto Trader Group PLC	423,837	3,194,850
Aviva PLC	602,594	2,907,311
B&M European Value Retail SA	529,192	3,395,665
*Babcock International Group PLC	346,302	1,642,214
BAE Systems PLC	515,697	6,908,500
Balfour Beatty PLC	369,780	1,387,404

69

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Bank of Georgia Group PLC	19,200	$775,828
Barclays PLC	3,062,989	4,891,268
Barclays PLC, Sponsored ADR	213,166	1,370,657
Barratt Developments PLC	443,643	2,228,174
Beazley PLC	359,199	2,242,542
Bellway PLC	91,825	2,326,545
Berkeley Group Holdings PLC	65,360	3,200,982
Bodycote PLC	149	1,038
BP PLC, Sponsored ADR	937,940	34,309,845
ΩBridgepoint Group PLC	31,276	68,882
#British American Tobacco PLC, Sponsored ADR	244,360	7,296,589
Britvic PLC	209,732	2,132,695
BT Group PLC	3,617,636	4,949,502
Bunzl PLC	87,915	3,127,858
Burberry Group PLC	121,644	2,497,532
*Carnival PLC, Sponsored ADR	20,291	210,215
Centamin PLC	149	149
Centrica PLC	4,232,983	8,079,702
Close Brothers Group PLC	1,445	13,975
Compass Group PLC	290,300	7,302,414
Computacenter PLC	60,524	1,884,536
ΩConvaTec Group PLC	418,802	1,037,731
Cranswick PLC	28,194	1,195,363
CRH PLC	477	25,589
CRH PLC	209,465	11,221,040
Croda International PLC	32,897	1,747,641
CVS Group PLC	772	13,724
*Darktrace PLC	51,462	218,562
DCC PLC	54,460	3,016,744
Dechra Pharmaceuticals PLC	28,219	1,303,943
*ΩDeliveroo PLC	128,852	203,261
#Diageo PLC, Sponsored ADR	70,428	10,810,698
Diploma PLC	50,954	1,757,205
*Direct Line Insurance Group PLC	855,824	1,571,243
Domino’s Pizza Group PLC	139,198	579,358
Dowlais Group PLC	543,661	659,703
Dr. Martens PLC	1,074	1,517
Drax Group PLC	250,194	1,283,000
DS Smith PLC	862,544	2,985,045
Dunelm Group PLC	91,870	1,087,480
*easyJet PLC	174,331	774,240
Energean PLC	44,720	462,340
Entain PLC	134,233	1,515,476
Experian PLC	220,954	6,678,758
Fevertree Drinks PLC	14,224	173,291
*Frasers Group PLC	107,463	1,047,116
Fresnillo PLC	111,856	751,679
Future PLC	149	1,599
Games Workshop Group PLC	24,573	2,944,526
Glencore PLC	3,170,312	16,740,217
Grafton Group PLC	128,208	1,199,626
Grainger PLC	575,155	1,587,068
Greggs PLC	80,500	2,315,071
GSK PLC	744,325	13,163,203
Haleon PLC	931,083	3,722,750
Halma PLC	66,799	1,495,500
Harbour Energy PLC	168,513	518,973
Hargreaves Lansdown PLC	257,707	2,209,632

70

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Hays PLC	1,088,973	$1,269,874
*Helios Towers PLC	246	181
Hikma Pharmaceuticals PLC	91,593	2,113,385
Hill & Smith PLC	7,083	141,643
Hiscox, Ltd.	208,444	2,372,533
Howden Joinery Group PLC	411,175	3,181,230
HSBC Holdings PLC, Sponsored ADR	483,776	17,575,582
IMI PLC	160,684	2,856,474
Imperial Brands PLC	297,161	6,313,905
Inchcape PLC	298,923	2,415,759
*Indivior PLC	100,645	1,923,503
Informa PLC	290,297	2,506,678
#InterContinental Hotels Group PLC, Sponsored ADR	28,019	2,021,010
*International Distributions Services PLC	539,743	1,654,400
Intertek Group PLC	42,783	1,984,703
Investec PLC	355,461	1,967,307
ITV PLC	2,386,048	1,848,963
*IWG PLC	535,482	857,707
J Sainsbury PLC	1,096,009	3,421,953
JD Sports Fashion PLC	758,145	1,172,958
JET2 PLC	63,277	769,367
*John Wood Group PLC	149	257
Johnson Matthey PLC	93,077	1,687,381
*ΩJust Eat Takeaway.com NV	41,533	501,964
Kainos Group PLC	44,807	610,041
Kingfisher PLC	1,394,527	3,550,197
Lancashire Holdings, Ltd.	121,836	839,739
Learning Technologies Group PLC	20,484	15,374
Legal & General Group PLC	1,562,552	4,008,294
#Lloyds Banking Group PLC, Sponsored ADR	3,023,232	5,774,373
London Stock Exchange Group PLC	26,335	2,645,963
Man Group PLC	895,042	2,383,955
*Marks & Spencer Group PLC	1,452,755	3,821,833
Marshalls PLC	949	2,370
Melrose Industries PLC	474,628	2,689,616
*Mitchells & Butlers PLC	149	375
Mitie Group PLC	76,522	91,462
Mobico Group PLC	246	187
Mondi PLC	145,336	2,343,788
Moneysupermarket.com Group PLC	304,650	957,461
#National Grid PLC, Sponsored ADR	62,181	3,740,187
#NatWest Group PLC, ADR	745,332	3,272,008
*ΩNetwork International Holdings PLC	19,377	91,183
Next PLC	35,145	2,935,787
*Ocado Group PLC	52,560	296,762
OSB Group PLC	44,441	161,672
Oxford Instruments PLC	24,573	537,320
Pagegroup PLC	246,349	1,122,785
Pearson PLC	51,438	593,962
#Pearson PLC, Sponsored ADR	172,555	1,991,285
Persimmon PLC	192,897	2,378,150
Pets at Home Group PLC	314,533	1,071,725
Phoenix Group Holdings PLC	335,859	1,849,446
*Playtech PLC	172,721	822,840
Plus500, Ltd.	21,338	365,343
Prudential PLC	48,281	502,554
Prudential PLC, Sponsored ADR	131,021	2,746,200
QinetiQ Group PLC	366,229	1,470,960

71

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Reckitt Benckiser Group PLC	87,435	$5,837,488
Redrow PLC	264,496	1,561,749
#RELX PLC, Sponsored ADR	245,038	8,539,574
Renishaw PLC	24,573	919,586
Rentokil Initial PLC	485,749	2,456,743
Rightmove PLC	332,694	1,909,529
Rio Tinto PLC	341,593	21,782,201
*Rolls-Royce Holdings PLC	1,402,814	3,666,620
Rotork PLC	457,699	1,626,189
RS GROUP PLC	256,914	2,111,178
RWS Holdings PLC	149	375
*S4 Capital PLC	246	189
Sage Group PLC (The)	265,769	3,130,147
Savills PLC	55,908	534,250
Schroders PLC	304,826	1,366,002
Serco Group PLC	951,938	1,651,828
Severn Trent PLC	77,996	2,513,741
Shell PLC, ADR	881,514	57,421,822
Smith & Nephew PLC, Sponsored ADR	49,797	1,107,485
Smiths Group PLC	63,598	1,245,181
Softcat PLC	88,899	1,364,607
Spectris PLC	68,884	2,591,195
Spirax-Sarco Engineering PLC	13,781	1,369,906
Spirent Communications PLC	3,833	4,523
SSE PLC	349,771	6,930,907
*SSP Group PLC	312,292	682,109
St. James’s Place PLC	267,497	2,076,096
Standard Chartered PLC	673,578	5,149,304
Tate & Lyle PLC	228,795	1,750,458
Taylor Wimpey PLC	2,262,049	3,041,318
TBC Bank Group PLC	11,933	388,789
Telecom Plus PLC	286	5,358
Tesco PLC	1,754,118	5,740,634
TP ICAP Group PLC	149	284
Travis Perkins PLC	172,383	1,547,075
#*TUI AG	51,438	258,657
Unilever PLC, Sponsored ADR	263,406	12,472,274
United Utilities Group PLC	193,626	2,497,566
Victrex PLC	202	3,375
Virgin Money UK PLC	880,415	1,591,285
Vistry Group PLC	248,684	2,133,474
Vodafone Group PLC	5,805,958	5,333,224
*ΩWatches of Switzerland Group PLC	43,356	263,577
Weir Group PLC (The)	97,019	2,009,604
WH Smith PLC	84,137	1,184,309
Whitbread PLC	72,134	2,913,020
*Wise PLC, Class A	22,127	178,713
#WPP PLC, Sponsored ADR	37,372	1,608,117

TOTAL UNITED KINGDOM		547,047,223

TOTAL COMMON STOCKS		4,040,019,249

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG	13,278	1,124,897
ΩDr. Ing. h.c. F. Porsche AG	9,523	830,835
Draegerwerk AG & Co. KGaA	4,771	239,793
Einhell Germany AG, Class P	246	34,531
FUCHS PETROLUB SE	39,746	1,609,888

72

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Henkel AG & Co. KGaA	39,403	$2,835,473
Jungheinrich AG	13,221	354,118
Porsche Automobil Holding SE	32,053	1,428,049
Sartorius AG	4,923	1,229,098
Sixt SE	10,548	605,406
STO SE & Co. KGaA	162	21,028
Volkswagen AG	59,090	6,235,220

TOTAL GERMANY		16,548,336

TOTAL PREFERRED STOCKS		16,548,336

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Australian Mines, Ltd. 5/30/2024	30	—
#*Pointsbet Holdings, Ltd. 7/8/2024	2,630	—

TOTAL AUSTRALIA		—

AUSTRIA — (0.0%)
*<»Strabag SE	1,214	—

TOTAL AUSTRIA		—

CANADA — (0.0%)
*»Constellation Software, Inc. 03/31/2040	2,081	—

TOTAL CANADA		—

FINLAND — (0.0%)
*Finnair OYJ 11/20/2023	16,987	6,690

TOTAL FINLAND		6,690

NORWAY — (0.0%)
*<»Solstad Offshore ASA 12/31/2023	4,185	—

TOTAL NORWAY		—

SPAIN — (0.0%)
*»Ferrovial SE Scrip 11/10/2023	59,485	26,886
*Vidrala SA 11/3/2023	5,091	18,754

TOTAL SPAIN		45,640

UNITED STATES — (0.0%)
*Atlantic Sapphire ASA 11/6/2023	24,528	—

TOTAL UNITED STATES		—

TOTAL RIGHTS/WARRANTS		52,330

TOTAL INVESTMENT SECURITIES — (95.6%)
(Cost $4,051,404,474)		4,056,619,915

SECURITIES LENDING COLLATERAL — (4.4%)
@§The DFA Short Term Investment Fund	16,023,712	185,346,359

TOTAL INVESTMENTS — (100.0%)
(Cost $4,236,750,833)		$4,241,966,274

73

DIMENSIONAL INTERNATIONAL CORE EQUITY 2 ETF

CONTINUED

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

74

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (98.5%)
AUSTRALIA — (7.0%)
Accent Group, Ltd.	135,250	$160,563
Acrow Formwork and Construction Services, Ltd.	5,593	3,081
*Adbri, Ltd.	496,687	619,522
*Ainsworth Game Technology, Ltd.	1,350	889
*Alkane Resources, Ltd.	35,464	13,360
*Alliance Aviation Services, Ltd.	828	1,578
*Alumina, Ltd.	1,262,947	623,717
AMP, Ltd.	671,739	444,452
Ansell, Ltd.	295,546	3,970,803
#*Appen, Ltd.	249,396	142,115
*»Appen, Ltd. Entitlement	83,431	47,542
#*Ardent Leisure Group, Ltd.	3,050	869
*Aurelia Metals, Ltd.	12,452	749
Austal, Ltd.	573,622	617,423
*Austin Engineering, Ltd.	3,840	632
*Australian Agricultural Co., Ltd.	293,652	231,478
Auswide Bank, Ltd.	1,736	5,661
Autosports Group, Ltd.	124	195
Bank of Queensland, Ltd.	1,366,453	4,412,378
Bapcor, Ltd.	112,276	379,609
Beach Energy, Ltd.	3,741,697	3,660,201
Beacon Minerals, Ltd.	22,773	389
Bega Cheese, Ltd.	614,113	1,080,939
Bell Financial Group, Ltd.	16,358	10,150
Bendigo & Adelaide Bank, Ltd.	68,497	377,310
*Bravura Solutions, Ltd.	275,668	120,433
Brickworks, Ltd.	52,356	812,489
Capral, Ltd.	112	591
Cedar Woods Properties, Ltd.	57,636	161,661
Challenger, Ltd.	518,361	1,919,977
Champion Iron, Ltd.	3,462	15,607
*Cooper Energy, Ltd.	2,785,565	169,314
Costa Group Holdings, Ltd.	320,489	629,046
CSR, Ltd.	30,849	109,575
*Dacian Gold, Ltd.	7,600	1,347
Downer EDI, Ltd.	1,236,195	2,950,776
#Elders, Ltd.	569,639	2,138,761
Emeco Holdings, Ltd.	148,619	54,106
#*EML Payments, Ltd.	433,393	310,076
*Energy World Corp., Ltd.	20,954	371
EQT Holdings, Ltd.	17	269
Estia Health, Ltd.	248,856	480,569
Eureka Group Holdings, Ltd.	1,110	313
Euroz Hartleys Group, Ltd.	10,896	5,829
Evolution Mining, Ltd.	154,835	349,982
EVT, Ltd.	28,510	187,552
Fenix Resources, Ltd.	7,112	1,036
*Finbar Group, Ltd.	7,066	2,908
*FleetPartners Group, Ltd.	509,863	800,595
G8 Education, Ltd.	1,393,395	838,119
#*Genex Power, Ltd.	243,168	24,634
GrainCorp., Ltd., Class A	509,012	2,236,636
Grange Resources, Ltd.	402,071	105,647

1

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
GUD Holdings, Ltd.	244,402	$1,646,472
GWA Group, Ltd.	72,366	78,579
#Harvey Norman Holdings, Ltd.	1,021,249	2,373,043
*Healius, Ltd.	1,053,568	1,207,394
Helia Group, Ltd.	1,122,436	2,572,634
Horizon Oil, Ltd.	202,365	19,860
Iluka Resources, Ltd.	185,118	848,585
*Image Resources NL	100,530	4,137
Imdex, Ltd.	46,041	48,099
#Insignia Financial, Ltd.	1,338,895	1,746,311
IVE Group, Ltd.	34,934	40,919
Jupiter Mines, Ltd.	348,752	41,955
Kelsian Group, Ltd.	67,375	256,805
Korvest, Ltd.	6	30
Lendlease Corp., Ltd.	247,573	973,426
Lindsay Australia, Ltd.	854	522
Link Administration Holdings, Ltd.	263,599	198,609
#Maas Group Holdings, Ltd.	1,548	3,362
Macmahon Holdings, Ltd.	7,264	713
Magellan Financial Group, Ltd.	251,564	1,033,716
MaxiPARTS, Ltd.	289	479
#Mayne Pharma Group, Ltd.	17,771	41,294
*Metals X, Ltd.	103,509	18,350
Michael Hill International, Ltd.	6,191	3,214
*MMA Offshore, Ltd.	336,177	269,256
Monadelphous Group, Ltd.	736	6,547
Monash IVF Group, Ltd.	452,505	372,456
*Mount Gibson Iron, Ltd.	24,459	7,666
Myer Holdings, Ltd.	597,016	189,001
MyState, Ltd.	32,839	60,505
*National Tyre & Wheel, Ltd.	812	455
New Hope Corp., Ltd.	719,204	2,627,458
#Nickel Industries, Ltd.	911,701	430,048
Nine Entertainment Co. Holdings, Ltd.	1,630,337	1,904,503
NRW Holdings, Ltd.	632,685	1,001,464
Nufarm, Ltd.	597,044	1,636,824
*Nuix, Ltd.	17,411	15,433
#*Omni Bridgeway, Ltd.	35,159	33,837
oOh!media, Ltd.	524,217	433,141
#*Panoramic Resources, Ltd.	29,859	662
#Paragon Care, Ltd.	28,526	3,251
Peet, Ltd.	34,693	25,920
#*Perenti, Ltd.	828,658	558,770
Perpetual, Ltd.	81,161	984,066
Perseus Mining, Ltd.	2,198,713	2,373,563
*PEXA Group, Ltd.	51,888	357,112
Premier Investments, Ltd.	48,972	704,162
QANTM Intellectual Property, Ltd.	1,356	798
Qube Holdings, Ltd.	467,859	787,961
Ramelius Resources, Ltd.	5,721,162	5,995,013
*»Red River Resources, Ltd.	3,408	30
Regis Resources, Ltd.	2,151,617	2,356,779
Reject Shop, Ltd. (The)	144	474
Reliance Worldwide Corp., Ltd.	945,709	2,089,733
*Resolute Mining, Ltd.	4,292,050	978,307
*Retail Food Group, Ltd.	459,412	13,962
Ridley Corp., Ltd.	121,914	170,590
*Sandfire Resources, Ltd.	1,480,920	5,597,754

2

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*»Sandfire Resources, Ltd. Entitlement	29,939	$113,167
Select Harvests, Ltd.	238,112	583,445
#Servcorp, Ltd.	76	144
Service Stream, Ltd.	558,266	311,051
Shaver Shop Group, Ltd.	820	532
Shine Justice, Ltd.	1,219	540
Sigma Healthcare, Ltd.	1,414,784	577,773
*Silver Lake Resources, Ltd.	2,336,792	1,553,521
Sims, Ltd.	339,830	2,685,247
Southern Cross Electrical Engineering, Ltd.	2,780	1,399
SRG Global, Ltd.	100,645	39,509
*Star Entertainment Group, Ltd. (The)	2,383,353	799,783
Super Retail Group, Ltd.	107,521	897,256
*Superloop, Ltd.	85,608	33,064
Tabcorp Holdings, Ltd.	3,316,717	1,627,489
*»Ten Sixty Four, Ltd.	1,572	209
*»United Malt Grp, Ltd.	819,481	2,594,280
ΩViva Energy Group, Ltd.	34,764	62,291
*West African Resources, Ltd.	969,276	454,137
*Westgold Resources, Ltd.	1,188,000	1,572,065
*»Wiluna Mining Corp., Ltd.	504	12

TOTAL AUSTRALIA		90,286,747

AUSTRIA — (1.2%)
Agrana Beteiligungs AG	6,707	106,694
ΩBAWAG Group AG	61,236	2,714,638
*Eurotelesites AG	8,571	28,810
*Lenzing AG	5,897	229,068
POLYTEC Holding AG	261	1,104
Porr AG	32,930	393,321
Raiffeisen Bank International AG	144,343	2,085,648
Semperit AG Holding	13,905	223,992
Strabag SE	2,357	93,052
Telekom Austria AG	34,284	239,173
UNIQA Insurance Group AG	73,768	594,155
Vienna Insurance Group AG Wiener Versicherung Gruppe	35,663	955,592
voestalpine AG	243,035	6,052,306
Wienerberger AG	59,468	1,441,961
Zumtobel Group AG	12,418	75,736

TOTAL AUSTRIA		15,235,250

BELGIUM — (1.7%)
Ackermans & van Haaren NV	33,741	5,003,713
Ageas SA	127,499	4,886,651
#*AGFA-Gevaert NV	159,586	256,736
Bekaert SA	105,146	4,245,539
bpost SA	149,130	807,071
Cie d’Entreprises CFE	93	651
Colruyt Group N.V	885	36,548
Deceuninck NV	6,226	14,873
Deme Group NV	93	8,601
Econocom Group SA	50,130	122,666
Euronav NV	7,990	142,644
#Euronav NV	53,185	948,288
Greenyard NV	3,006	17,221
#*Ontex Group NV	41,367	302,140
Proximus SADP	481,616	3,981,947
Sipef NV	2,237	123,901
Tessenderlo Group SA	7,313	212,572

3

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
VGP NV	19,318	$1,567,174
Viohalco SA	67	344

TOTAL BELGIUM		22,679,280

CANADA — (11.3%)
*5N Plus, Inc.	576	1,369
Acadian Timber Corp.	52	581
ADENTRA, Inc.	2,631	48,138
*Advantage Energy, Ltd.	328,357	2,381,815
Aecon Group, Inc.	91,494	672,241
Africa Oil Corp.	332,817	613,731
AGF Management, Ltd., Class B	133,216	625,657
Agnico Eagle Mines, Ltd.	294	13,792
#*Aimia, Inc.	24,159	55,862
Alamos Gold, Inc.	496,298	6,144,169
Alamos Gold, Inc.	18,989	234,858
#Algoma Central Corp.	44	466
Amerigo Resources, Ltd.	1,454	1,236
Andrew Peller, Ltd., Class A	13,089	34,979
*Athabasca Oil Corp.	245,823	729,545
*AutoCanada, Inc.	6,465	111,627
B2Gold Corp.	1,182,894	3,820,748
B2Gold Corp.	654,451	2,093,112
Baytex Energy Corp.	506,862	2,190,652
#Birchcliff Energy, Ltd.	642,738	3,546,460
Bird Construction, Inc.	2,248	17,262
Black Diamond Group, Ltd.	477	2,158
BMTC Group, Inc.	79	768
Brookfield Reinsurance, Ltd.	1,448	42,296
*Calfrac Well Services, Ltd.	280	1,039
*Calibre Mining Corp.	10,226	10,607
Canaccord Genuity Group, Inc.	42,721	220,644
Canadian Western Bank	209,170	4,140,459
*Canfor Corp.	72,932	744,949
Cardinal Energy, Ltd.	120,748	645,381
Cascades, Inc.	148,586	1,203,030
*Celestica, Inc.	158,604	3,703,403
*Celestica, Inc.	2,400	55,961
Centerra Gold, Inc.	308,538	1,566,860
CES Energy Solutions Corp.	78,363	204,904
Cogeco Communications, Inc.	11,922	469,065
Cogeco, Inc.	8,489	288,256
*Colabor Group, Inc.	2,066	1,741
Converge Technology Solutions Corp.	34,620	68,829
Crescent Point Energy Corp.	1,292,026	10,349,128
Crescent Point Energy Corp.	42,042	336,760
*Crew Energy, Inc.	249,902	1,114,276
#*Cronos Group, Inc.	29,109	52,687
Dexterra Group, Inc.	1,396	5,591
Doman Building Materials Group, Ltd.	31,786	154,322
DREAM Unlimited Corp.	17,488	213,270
Dundee Precious Metals, Inc.	319,978	2,095,156
Dye & Durham, Ltd.	4,804	27,995
Dynacor Group, Inc.	184	437
E-L Financial Corp., Ltd.	7	4,289
*Eldorado Gold Corp.	522,458	5,647,771
#*Eldorado Gold Corp.	15,116	163,328
Enerflex, Ltd.	21,736	86,427
*Ensign Energy Services, Inc.	173,166	316,832

4

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#EQB, Inc.	54,177	$2,685,727
*Equinox Gold Corp.	151,453	662,215
#*Equinox Gold Corp.	779,355	3,429,162
Exco Technologies, Ltd.	248	1,277
First Majestic Silver Corp.	10,697	55,016
#First Majestic Silver Corp.	8,212	42,292
*Fortuna Silver Mines, Inc.	36,485	102,234
*Fortuna Silver Mines, Inc.	458,451	1,288,247
*Frontera Energy Corp.	22,723	192,489
#*GoldMoney, Inc.	1,785	10,904
Hammond Power Solutions, Inc.	1,124	57,412
*Heroux-Devtek, Inc.	2,771	30,539
High Liner Foods, Inc.	6,998	53,282
Hudbay Minerals, Inc.	17,723	77,237
Hudbay Minerals, Inc.	675,108	2,943,471
*IAMGOLD Corp.	82,998	212,241
#*IAMGOLD Corp.	877,159	2,227,984
*Interfor Corp.	87,970	1,084,219
*Kelt Exploration, Ltd.	83,308	472,874
Kinross Gold Corp.	271,230	1,413,108
Kinross Gold Corp.	41,112	214,407
KP Tissue, Inc.	4,160	28,288
Lassonde Industries, Inc., Class A	1,463	145,273
Laurentian Bank of Canada	153,144	2,801,986
Leon’s Furniture, Ltd.	2,777	33,906
Linamar Corp.	96,132	4,152,044
Lundin Mining Corp.	381,376	2,379,050
Magellan Aerospace Corp.	3,406	18,008
Martinrea International, Inc.	143,266	1,179,564
*MDF Commerce, Inc.	6,048	16,337
Medical Facilities Corp.	9,522	62,966
*MEG Energy Corp.	569,590	11,242,043
Melcor Developments, Ltd.	3,082	24,909
Methanex Corp.	3,582	147,744
Methanex Corp.	40,759	1,681,309
Mullen Group, Ltd.	93,580	887,097
*New Gold, Inc.	271,802	331,598
*New Gold, Inc.	135,834	165,359
North American Construction Group, Ltd.	284	5,853
Northland Power, Inc.	7,859	110,335
*NuVista Energy, Ltd.	294,273	2,851,051
*Obsidian Energy, Ltd.	46,789	397,706
OceanaGold Corp.	2,338,345	3,907,769
Osisko Gold Royalties, Ltd.	41,069	501,863
Pan American Silver Corp.	29,321	428,380
Paramount Resources, Ltd., Class A	80,876	1,941,723
#Parex Resources, Inc.	209,417	4,009,583
Park Lawn Corp.	14,164	166,407
#Peyto Exploration & Development Corp.	491,672	5,170,835
Pizza Pizza Royalty Corp.	19,609	186,591
Polaris Renewable Energy, Inc.	6,028	56,665
*Precision Drilling Corp.	15,564	901,159
*Precision Drilling Corp.	15,800	917,190
*RF Capital Group, Inc.	288	1,073
*Roots Corp.	232	455
Russel Metals, Inc.	200,899	4,999,864
Secure Energy Services, Inc.	19,349	107,320
*Shawcor, Ltd.	45,894	480,015

5

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
SNC-Lavalin Group, Inc.	20,255	$562,019
SSR Mining, Inc.	378,215	5,249,624
SSR Mining, Inc.	18,856	260,649
Stelco Holdings, Inc.	621	17,481
Stella-Jones, Inc.	22,962	1,201,484
*ΩSTEP Energy Services, Ltd.	236	743
Supremex, Inc.	220	666
Surge Energy, Inc.	23,036	157,971
*Taiga Building Products, Ltd.	128	255
Tamarack Valley Energy, Ltd.	373,582	1,127,541
*Taseko Mines, Ltd.	804	857
#*Taseko Mines, Ltd.	26,426	28,540
Tidewater Midstream and Infrastructure, Ltd.	2,132	1,551
*Torex Gold Resources, Inc.	100,638	969,228
Total Energy Services, Inc.	5,463	32,583
Transcontinental, Inc., Class A	109,566	805,812
*»Trevali Mining Corp.	660	—
Trican Well Service, Ltd.	3,585	12,111
Vermilion Energy, Inc.	1,236	17,815
Vermilion Energy, Inc.	139,417	2,010,393
VersaBank	92	687
Wajax Corp.	13,737	295,470
*Well Health Technologies Corp.	813	2,167
Whitecap Resources, Inc.	761,228	5,872,683

TOTAL CANADA		145,600,904

CHINA — (0.0%)
*AustAsia Group, Ltd.	130,520	27,357
SIIC Environment Holdings, Ltd.	70,100	9,977

TOTAL CHINA		37,334

DENMARK — (2.6%)
Alm Brand A/S	109,620	158,344
BankNordik P/F	263	5,903
D/S Norden A/S	56,111	3,183,253
DFDS A/S	77,440	2,232,828
#FLSmidth & Co. A/S	51,171	1,914,560
H Lundbeck A/S	288,656	1,505,139
H Lundbeck A/S, Class A	56,615	255,921
*Jyske Bank A/S, Registered	99,440	6,987,634
Matas A/S	52,948	688,343
*Nilfisk Holding A/S	1,439	23,028
*»NKT A/S	2,648	132,750
*NKT A/S	10,594	531,099
*ΩNNIT A/S	1,970	22,598
North Media A/S	411	3,323
Per Aarsleff Holding A/S	17,977	785,389
Ringkjoebing Landbobank A/S	750	102,017
ROCKWOOL A/S, Class A	116	25,627
ROCKWOOL A/S, Class B	8,242	1,830,168
ΩScandinavian Tobacco Group A/S	107,050	1,587,251
Schouw & Co. A/S	22,119	1,362,596
Spar Nord Bank A/S	142,140	2,149,809
Sparekassen Sjaelland-Fyn A/S	8,002	234,575
Sydbank AS	142,687	6,183,268
*TCM Group A/S	580	3,236
TORM PLC, Class A	43,806	1,335,021

TOTAL DENMARK		33,243,680

6

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FINLAND — (1.9%)
Aktia Bank OYJ	28,834	$271,860
Alandsbanken Abp, Class B	700	23,529
Anora Group OYJ	453	1,958
#Aspo OYJ	2,452	15,291
Atria OYJ	1,276	14,054
Cargotec OYJ, Class B	80,696	3,174,718
ΩEnento Group OYJ	8,196	145,715
Enersense International OYJ	1,087	4,688
#Fiskars OYJ Abp	20,804	317,974
*HKScan OYJ, A Shares	11,998	9,512
Huhtamaki OYJ	50,820	1,740,967
Kamux Corp.	18,556	100,030
Kemira OYJ	208,167	3,362,110
Konecranes OYJ	108,941	3,559,320
Metsa Board OYJ	1,442	12,468
Metsa Board OYJ	342,062	2,581,545
Nokian Renkaat OYJ	133,736	1,007,611
Oma Saastopankki OYJ	9,993	219,703
Oriola OYJ, Class A	2,578	2,902
Oriola OYJ, Class B	4,343	4,237
#Outokumpu OYJ	1,065,554	4,362,141
Raisio OYJ, Class V	10,184	21,335
Sanoma OYJ	14,659	113,266
*Stockmann OYJ Abp, Class B	95,147	220,753
*Teleste OYJ	446	1,438
ΩTerveystalo OYJ	95,132	656,624
TietoEVRY OYJ	92,021	1,923,933
Valmet OYJ	32,464	726,097
Viking Line Abp	311	6,262
#YIT OYJ	142,439	253,240

TOTAL FINLAND		24,855,281

FRANCE — (4.3%)
AKWEL SADIR	478	7,326
ΩALD SA	61,127	409,314
Arkema SA	53,187	4,968,625
Axway Software SA	16	385
Bonduelle SCA	5,451	57,617
CBo Territoria	96	358
*CGG SA	2,362,180	1,662,892
Cie des Alpes	16,394	229,776
Cie Plastic Omnium SE	24,957	279,624
#Clariane SE	24,362	91,724
Coface SA	327,920	3,944,454
Derichebourg SA	119,775	516,792
Elis SA	393,156	6,428,830
Eramet SA	6,862	473,269
Esso SA Francaise	233	14,247
Etablissements Maurel et Prom SA	68,269	405,182
Eurazeo SE	31,052	1,744,495
#Eutelsat Communications SACA	364,583	1,553,024
Fnac Darty SA	26,089	611,640
*Forvia SE	192,152	3,217,191
GL Events SACA	805	13,733
Groupe Crit SA	4	262
Groupe SFPI	742	1,175
#Guerbet	7,313	133,418
*Haulotte Group SA	215	484
*HEXAOM SA	24	368

7

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Imerys SA	34,963	$924,640
Jacquet Metals SACA	13,216	209,541
LISI SA	4,453	102,845
LNA Sante SA	250	5,351
ΩMaisons du Monde SA	34,688	174,014
Manitou BF SA	3,552	74,864
Mersen SA	5,638	186,529
Metropole Television SA	7,499	93,770
Nexity SA	49,223	685,741
Quadient SA	50,291	1,048,272
Rexel SA	395,042	8,031,787
Samse SACA	71	11,782
Savencia SA	521	30,509
SCOR SE	214,876	6,393,564
SEB SA	1,746	171,911
SES SA	823,572	4,792,208
*ΩSMCP SA	9,967	35,293
Societe BIC SA	5,546	347,332
Societe LDC SADIR	645	84,539
*ΩSRP Groupe SA	416	449
Stef SA	124	13,317
Technip Energies NV	5,970	130,308
Television Francaise 1 SA	106,033	746,435
*Ubisoft Entertainment SA	249	7,075
Valeo SE	292,778	3,849,777
*Vallourec SACA	2,031	24,312
Vicat SACA	27,063	829,565
VIEL & Cie SA	1,748	14,670
*Voltalia SA, Registered	1,206	10,058

TOTAL FRANCE		55,796,663

GERMANY — (5.3%)
1&1 AG	53,310	913,979
7C Solarparken AG	9,829	33,557
Aurubis AG	16,510	1,355,256
#BayWa AG	17,332	577,080
ΩBefesa SA	28,741	836,648
Bertrandt AG	709	34,211
Bijou Brigitte AG	121	4,438
Bilfinger SE	90,662	3,317,639
#*Borussia Dortmund GmbH & Co. KGaA	80,899	318,099
CANCOM SE	83,641	2,079,377
*CECONOMY AG	153,593	290,604
CropEnergies AG	16,796	144,158
Deutz AG	125,980	508,410
Draegerwerk AG & Co. KGaA	717	32,209
Duerr AG	93,864	1,921,788
ΩDWS Group GmbH & Co. KGaA	26,423	772,522
ElringKlinger AG	14,785	83,140
#*flatexDEGIRO AG	96,720	976,534
FORTEC Elektronik AG	31	754
#*Fraport AG Frankfurt Airport Services Worldwide	52,040	2,570,454
Freenet AG	20,244	512,268
Gerresheimer AG	16,757	1,556,904
Gesco SE	12	265
H&R GmbH & Co. KGaA	1,341	6,719
#Hamburger Hafen und Logistik AG	41,612	736,293
#*Heidelberger Druckmaschinen AG	357,025	426,436
Hornbach Holding AG & Co. KGaA	15,986	951,316

8

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Indus Holding AG	3,704	$71,960
ΩInstone Real Estate Group SE	1,782	10,134
Jenoptik AG	2,574	60,836
ΩJOST Werke SE	1,094	50,070
K+S AG, Registered	104,044	1,745,302
KION Group AG	222,983	6,797,414
Kloeckner & Co. SE	60,362	616,336
*Koenig & Bauer AG	1,623	18,459
Krones AG	494	47,934
KWS Saat SE & Co. KGaA	4,435	250,329
LANXESS AG	45,775	1,045,102
#*Medios AG	6,968	109,300
*METRO AG	159,548	1,011,858
MLP SE	111,674	539,442
Mutares SE & Co. KGaA	19,587	587,981
Norma Group SE	60,877	1,069,451
#ProSiebenSat.1 Media SE	180,047	1,004,458
*q.beyond AG	19,599	11,808
RTL Group SA	19,401	675,909
SAF-Holland SE	10,440	139,043
Salzgitter AG	102,683	2,552,775
Schloss Wachenheim AG	9	158
#*SGL Carbon SE	23,636	144,779
Siltronic AG	54,826	4,688,261
Stabilus SE	1,606	101,683
Suedzucker AG	128,468	1,941,814
Surteco Group SE	205	3,337
Synlab AG	31,820	333,480
Takkt AG	40,024	511,897
Telefonica Deutschland Holding AG	51,637	87,520
thyssenkrupp AG	1,153,874	7,998,463
United Internet AG	161,281	3,349,828
*Vitesco Technologies Group AG	43,598	4,244,269
Vossloh AG	4,522	175,179
Wacker Chemie AG	29,037	3,544,953
Wacker Neuson SE	59,823	1,093,934
Wuestenrot & Wuerttembergische AG	20,005	277,427

TOTAL GERMANY		67,873,941

HONG KONG — (1.8%)
#*Apollo Future Mobility Group, Ltd.	2,908,000	10,035
Bank of East Asia, Ltd. (The)	1,804,702	2,140,382
Bright Smart Securities & Commodities Group, Ltd.	54,000	9,317
*China Energy Development Holdings, Ltd.	556,000	5,756
Chow Sang Sang Holdings International, Ltd.	319,000	366,920
CITIC Telecom International Holdings, Ltd.	1,287,000	490,154
ΩCrystal International Group, Ltd.	341,000	103,286
Dah Sing Banking Group, Ltd.	629,600	412,781
Dah Sing Financial Holdings, Ltd.	128,800	291,029
*Esprit Holdings, Ltd.	2,537,500	107,018
Far East Consortium International, Ltd.	851,000	175,103
First Pacific Co., Ltd.	4,510,000	1,706,106
*ΩFIT Hon Teng, Ltd.	2,687,000	360,574
Great Eagle Holdings, Ltd.	71,563	116,519
Guotai Junan International Holdings, Ltd.	5,698,000	451,494
#*Haitong International Securities Group, Ltd.	1,693,299	305,134
Hang Lung Group, Ltd.	678,000	902,891
*Harbour Centre Development, Ltd.	10,000	9,125
HKBN, Ltd.	464,000	160,703

9

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
HKR International, Ltd.	20,800	$4,306
*Hongkong & Shanghai Hotels, Ltd. (The)	194,500	149,891
*IRC, Ltd.	4,692,000	53,968
Johnson Electric Holdings, Ltd.	746,000	923,848
K Wah International Holdings, Ltd.	655,000	175,792
Kerry Logistics Network, Ltd.	266,500	225,813
Kerry Properties, Ltd.	1,642,000	2,761,639
Kowloon Development Co., Ltd.	186,000	164,021
*Lai Sun Development Co., Ltd.	3,900	479
Liu Chong Hing Investment, Ltd.	14,000	9,554
Luk Fook Holdings International, Ltd.	192,000	475,546
Modern Dental Group, Ltd.	91,000	39,193
*Mongolian Mining Corp.	405,000	166,149
Pacific Basin Shipping, Ltd.	12,010,000	3,468,880
Pacific Textiles Holdings, Ltd.	448,000	85,310
PAX Global Technology, Ltd.	42,000	28,986
PC Partner Group, Ltd.	445,900	177,230
Pico Far East Holdings, Ltd.	58,000	10,155
Public Financial Holdings, Ltd.	40,000	9,100
Samson Holding, Ltd.	51,000	1,564
*Shangri-La Asia, Ltd.	226,000	144,127
*Shin Hwa World, Ltd.	3,600	23
*Shun Tak Holdings, Ltd.	2,450,000	319,377
SmarTone Telecommunications Holdings, Ltd.	34,000	17,729
Stella International Holdings, Ltd.	248,000	280,183
Sundart Holdings, Ltd.	88,000	4,724
#*Texhong International Group, Ltd.	570,000	311,057
#*Tongda Group Holdings, Ltd.	3,130,000	43,602
Town Health International Medical Group, Ltd.	2,482,000	101,506
Transport International Holdings, Ltd.	8,823	10,780
United Laboratories International Holdings, Ltd. (The)	2,552,000	2,605,945
#*ΩVPower Group International Holdings, Ltd.	2,423,000	134,704
VSTECS Holdings, Ltd.	956,000	482,606
Wang On Group, Ltd.	1,600,000	8,384
Yue Yuen Industrial Holdings, Ltd.	1,179,500	1,380,802
#*Zensun Enterprises, Ltd.	2,290,000	48,875

TOTAL HONG KONG		22,950,175

IRELAND — (0.3%)
AIB Group PLC	112,694	487,669
Bank of Ireland Group PLC	19,881	177,571
Cairn Homes PLC	231,062	272,076
Dalata Hotel Group PLC	496,455	2,104,268
FBD Holdings PLC	1,426	17,636
*ΩGlenveagh Properties PLC	321,210	309,642
*Permanent TSB Group Holdings PLC	24,376	48,439

TOTAL IRELAND		3,417,301

ISRAEL — (0.7%)
Africa Israel Residences, Ltd.	1,569	66,475
Alrov Properties and Lodgings, Ltd.	9	254
*Ashdod Refinery, Ltd.	10,182	199,762
Ashtrom Group, Ltd.	4,225	45,440
*Avgol Industries 1953, Ltd.	784	277
*Azorim-Investment Development & Construction Co., Ltd.	19,693	61,578
#Carasso Motors, Ltd.	69,992	205,709
*Cellcom Israel, Ltd.	54,246	133,404
*Clal Insurance Enterprises Holdings, Ltd.	177,825	2,218,884
Delta Galil, Ltd.	183	5,777

10

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Dor Alon Energy in Israel 1988, Ltd.	472	$7,232
#*Equital, Ltd.	19,527	424,232
#*Hagag Group Real Estate Development	28,188	59,992
IDI Insurance Co., Ltd.	5,855	114,435
Ilex Medical, Ltd.	737	11,069
#Israel Canada T.R, Ltd.	103,276	216,991
Israel Land Development Co., Ltd. (The)	9,246	57,617
Isras Investment Co., Ltd.	2,381	402,331
Issta, Ltd.	1,093	14,281
Kardan Real Estate Enterprise & Development, Ltd.	55,591	46,308
Kerur Holdings, Ltd.	64	1,211
#Kvutzat Acro, Ltd.	5,783	46,672
Mediterranean Towers, Ltd.	39,057	67,773
*Mehadrin, Ltd.	114	3,528
Menora Mivtachim Holdings, Ltd.	16,865	335,587
Meshulam Levinstein Contracting & Engineering, Ltd.	1,100	60,036
Migdal Insurance & Financial Holdings, Ltd.	762,045	715,792
Naphtha Israel Petroleum Corp., Ltd.	32,460	124,446
Oil Refineries, Ltd.	8,529,392	2,336,040
Palram Industries 1990, Ltd.	3,033	21,622
*Paz Oil Co., Ltd.	10,182	723,088
*Perion Network, Ltd.	600	15,395
Plasson Industries, Ltd.	86	2,919
Prashkovsky Investments and Construction, Ltd.	14,526	264,125
*Rani Zim Shopping Centers, Ltd.	3,071	1,785
Raval Ics, Ltd.	503	334
*Shikun & Binui, Ltd.	37,563	84,865
ΩTamar Petroleum, Ltd.	65,800	233,400

TOTAL ISRAEL		9,330,666

ITALY — (5.0%)
A2A SpA	1,202,770	2,251,530
ACEA SpA	26,016	312,664
ΩAnima Holding SpA	482,626	1,967,091
#*Avio SpA	3,879	30,013
Banca IFIS SpA	47,387	807,924
*Banca Monte dei Paschi di Siena SpA	151,999	409,853
Banca Popolare di Sondrio SPA	798,709	4,347,830
Banca Profilo SpA	2,036	437
Banco BPM SpA	2,697,041	13,749,330
Banco di Desio e della Brianza SpA	212	737
Biesse SpA	4,052	42,787
BPER Banca	1,110,170	3,601,331
Buzzi SpA	189,911	5,018,418
Cairo Communication SpA	4,788	8,209
Cementir Holding NV	53,577	445,687
*CIR SpA-Compagnie Industriali	441,845	180,041
Credito Emiliano SpA	137,889	1,114,982
d’Amico International Shipping SA	36,716	192,492
Danieli & C Officine Meccaniche SpA	52,911	1,065,971
Danieli & C Officine Meccaniche SpA	15,444	408,109
Datalogic SpA	24,494	146,539
Emak SpA	412	387
Fila SpA	8,297	62,179
#*Fincantieri SpA	95,729	50,998
FNM SpA	6,600	2,853
Hera SpA	76,859	215,612
IMMSI SpA	1,112	558
*Iveco Group NV	672,326	5,652,521

11

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Leonardo SpA	673,369	$10,131,817
MFE-Mediaforeurope NV, Class A	194,444	352,358
#MFE-Mediaforeurope NV, Class B	82,524	218,507
Openjobmetis Spa agenzia per il lavoro	40	385
Orsero SpA	3,817	59,550
ΩOVS SpA	776,860	1,372,132
ΩPirelli & C SpA	571,887	2,539,450
Rizzoli Corriere Della Sera Mediagroup SpA	1,356	1,003
Saras SpA	808,497	1,172,918
*Sogefi SpA	388	640
*Telecom Italia SpA/Milano	10,750,352	2,773,749
#*Tesmec SpA	371,160	42,370
*Tod’s SpA	4,550	151,976
*TREVI - Finanziaria Industriale SpA	1,120	295
Unipol Gruppo SpA	652,425	3,525,317
#Webuild SpA	148,883	267,844

TOTAL ITALY		64,697,394

JAPAN — (27.0%) 77 Bank, Ltd. (The)	100,500	2,213,130
Achilles Corp.	1,200	12,187
AD Works Group Co., Ltd.	81,300	136,355
#Ahresty Corp.	63,600	307,407
Aichi Financial Group, Inc.	433	6,739
Aichi Steel Corp.	36,300	837,720
Aichi Tokei Denki Co., Ltd.	1,100	14,527
Aida Engineering, Ltd.	200	1,173
Airport Facilities Co., Ltd.	100	370
Airtech Japan, Ltd.	2,100	19,025
Aisan Industry Co., Ltd.	110,500	865,350
*Akebono Brake Industry Co., Ltd.	51,900	41,467
Albis Co., Ltd.	700	11,486
Alconix Corp.	32,700	294,083
Alinco, Inc.	5,800	36,230
*Allied Telesis Holdings KK	9,000	5,883
#Alpen Co., Ltd.	60,814	785,046
Alpha Corp.	1,900	17,526
Alps Alpine Co., Ltd.	506,700	4,111,950
Alps Logistics Co., Ltd.	4,700	48,724
AOKI Holdings, Inc.	107,800	698,997
Aoyama Trading Co., Ltd.	187,836	1,860,438
#Aozora Bank, Ltd.	90,600	1,834,195
Arakawa Chemical Industries, Ltd.	100	670
Arata Corp.	9,500	350,028
ARCLANDS Corp.	80,600	858,449
Arcs Co., Ltd.	48,600	923,254
Arisawa Manufacturing Co., Ltd.	36,600	257,381
Asahi Co., Ltd.	6,400	54,937
ASAHI YUKIZAI Corp.	2,200	53,168
Asia Pile Holdings Corp.	1,600	7,797
#Astena Holdings Co., Ltd.	37,100	132,041
Avantia Co., Ltd.	2,500	13,965
Awa Bank, Ltd. (The)	59,700	981,170
Bando Chemical Industries, Ltd.	28,500	281,904
Bank of Nagoya, Ltd. (The)	14,600	583,248
Bank of Saga, Ltd. (The)	7,000	94,800
Bank of the Ryukyus, Ltd.	87,600	717,251
Belluna Co., Ltd.	68,200	275,601
Bunka Shutter Co., Ltd.	800	6,698

12

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Canon Electronics, Inc.	40,700	$515,452
Carlit Holdings Co., Ltd.	300	1,916
Cawachi, Ltd.	41,700	694,702
Central Glass Co., Ltd.	34,300	643,670
Chiba Kogyo Bank, Ltd. (The)	329,900	2,126,068
Chilled & Frozen Logistics Holdings Co., Ltd.	100	913
Chori Co., Ltd.	1,300	24,945
Chubu Shiryo Co., Ltd.	12,200	87,405
Chuetsu Pulp & Paper Co., Ltd.	100	893
Chugin Financial Group, Inc.	78,500	621,231
CI Takiron Corp.	13,800	52,851
Citizen Watch Co., Ltd.	566,900	3,267,878
#CMIC Holdings Co., Ltd.	5,500	61,920
CMK Corp.	147,300	640,963
Coca-Cola Bottlers Japan Holdings, Inc.	33,300	443,941
Cosmo Energy Holdings Co., Ltd.	3,600	130,741
CTI Engineering Co., Ltd.	2,300	68,493
Dai Nippon Toryo Co., Ltd.	2,300	14,564
Dai-Dan Co., Ltd.	18,800	183,351
Daido Metal Co., Ltd.	8,200	28,372
Daido Steel Co., Ltd.	54,200	2,096,494
Daihatsu Diesel Manufacturing Co., Ltd.	26,600	146,309
Daiichi Jitsugyo Co., Ltd.	3,900	49,881
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,900	35,919
Daiki Aluminium Industry Co., Ltd.	19,900	163,331
Daikyonishikawa Corp.	31,700	156,988
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,900	41,668
Daio Paper Corp.	37,000	301,971
Daishi Hokuetsu Financial Group, Inc.	55,476	1,434,108
Daishinku Corp.	77,300	370,052
Daisue Construction Co., Ltd.	4,500	39,341
Daito Pharmaceutical Co., Ltd.	10,600	134,595
DCM Holdings Co., Ltd.	190,900	1,484,897
Denka Co., Ltd.	119,800	2,146,504
DIC Corp.	188,300	2,943,645
Dowa Holdings Co., Ltd.	33,300	1,006,619
Eagle Industry Co., Ltd.	34,300	369,850
#EDION Corp.	151,700	1,508,536
EF-ON, Inc.	20,800	65,238
Ehime Bank, Ltd. (The)	10,199	75,022
Elematec Corp.	100	1,126
Endo Lighting Corp.	22,200	172,681
Enomoto Co., Ltd.	1,400	14,116
Eslead Corp.	4,200	85,972
Exedy Corp.	93,600	1,546,970
EXEO Group, Inc.	185,700	3,833,063
Feed One Co., Ltd.	200	1,016
#Ferrotec Holdings Corp.	171,300	2,957,836
FIDEA Holdings Co., Ltd.	13,900	148,779
First Bank of Toyama, Ltd. (The)	202,700	1,306,317
Foster Electric Co., Ltd.	21,500	126,491
F-Tech, Inc.	28,100	128,398
Fuji Co., Ltd.	2,700	33,981
Fuji Corp., Ltd.	200	949
Fuji Oil Co., Ltd.	125,800	262,490
Fuji Oil Holdings, Inc.	32,200	508,264
Fuji Pharma Co., Ltd.	11,700	90,003
Fuji Seal International, Inc.	21,400	236,404

13

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fujibo Holdings, Inc.	2,200	$49,827
Fujicco Co., Ltd.	4,200	54,024
Fujikura Composites, Inc.	59,600	460,444
Fujikura, Ltd.	4,400	31,116
Fujimori Kogyo Co., Ltd.	2,500	62,399
FuKoKu Co., Ltd.	1,800	17,282
Fukuda Corp.	2,400	77,335
Fukuyama Transporting Co., Ltd.	21,100	571,230
Furukawa Co., Ltd.	46,400	646,159
Furukawa Electric Co., Ltd.	227,100	3,363,500
Furuno Electric Co., Ltd.	30,800	334,754
Fuso Pharmaceutical Industries, Ltd.	700	8,995
Futaba Industrial Co., Ltd.	115,300	561,863
Gakken Holdings Co., Ltd.	44,800	248,191
Gecoss Corp.	2,200	13,917
Geo Holdings Corp.	77,000	1,191,264
Glory, Ltd.	44,700	825,406
Godo Steel, Ltd.	33,500	957,806
Grandy House Corp.	5,800	23,323
GS Yuasa Corp.	101,700	1,616,039
GSI Creos Corp.	20,400	266,441
G-Tekt Corp.	62,700	723,278
Gunma Bank, Ltd. (The)	1,366,500	6,550,754
Gunze, Ltd.	28,100	837,740
H2O Retailing Corp.	303,400	3,225,422
Hagihara Industries, Inc.	17,200	182,284
Hagiwara Electric Holdings Co., Ltd.	8,600	245,317
Hamakyorex Co., Ltd.	3,700	91,740
Hanwa Co., Ltd.	71,300	2,123,299
Happinet Corp.	1,100	18,500
Harima Chemicals Group, Inc.	29,800	158,401
Heiwado Co., Ltd.	65,400	1,063,190
*Hino Motors, Ltd.	28,200	80,962
Hirakawa Hewtech Corp.	4,400	41,663
#Hirano Tecseed Co., Ltd.	2,100	26,998
Hirogin Holdings, Inc.	786,900	4,957,452
Hodogaya Chemical Co., Ltd.	1,300	25,752
Hokkan Holdings, Ltd.	500	5,210
Hokko Chemical Industry Co., Ltd.	600	3,665
Hokkoku Financial Holdings, Inc.	39,100	1,281,861
#Hokuetsu Corp.	245,500	1,867,450
Hokuetsu Industries Co., Ltd.	1,700	21,653
Hokuhoku Financial Group, Inc.	199,300	2,301,007
Hokuriku Electric Industry Co., Ltd.	1,600	14,220
H-One Co., Ltd.	7,600	38,491
Hoosiers Holdings Co., Ltd.	1,800	12,634
Howa Machinery, Ltd.	33,600	167,506
HS Holdings Co., Ltd.	15,700	104,601
Hyakugo Bank, Ltd. (The)	375,800	1,406,970
Hyakujushi Bank, Ltd. (The)	21,400	403,851
Ichiken Co., Ltd.	3,800	50,785
Ichikoh Industries, Ltd.	24,100	83,227
Ichinen Holdings Co., Ltd.	6,500	59,358
Ichiyoshi Securities Co., Ltd.	1,200	5,539
Iino Kaiun Kaisha, Ltd.	220,300	1,559,389
IJTT Co., Ltd.	200	881
IMAGICA GROUP, Inc.	25,500	99,006
Inaba Seisakusho Co., Ltd.	2,300	22,872

14

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Inabata & Co., Ltd.	40,400	$834,970
INFRONEER Holdings, Inc.	119,600	1,252,900
Integrated Design & Engineering Holdings Co., Ltd.	18,100	399,181
I-PEX, Inc.	25,800	247,532
#Iseki & Co., Ltd.	16,500	118,647
Ishihara Sangyo Kaisha, Ltd.	126,000	1,163,115
Itochu Enex Co., Ltd.	24,900	243,336
Itochu-Shokuhin Co., Ltd.	1,300	56,139
Itoham Yonekyu Holdings, Inc.	45,780	1,259,029
Itoki Corp.	75,900	717,678
IwaiCosmo Holdings, Inc.	18,100	213,813
Iyogin Holdings, Inc.	284,600	2,030,508
Izumi Co., Ltd.	18,600	467,073
J Front Retailing Co., Ltd.	1,800	17,002
#J Trust Co., Ltd.	239,200	748,660
JANOME Corp.	100	474
Japan Electronic Materials Corp.	11,300	102,520
Japan Medical Dynamic Marketing, Inc.	10,859	50,980
Japan Pulp & Paper Co., Ltd.	14,200	442,094
Japan Securities Finance Co., Ltd.	93,400	919,538
Japan Transcity Corp.	6,900	29,979
Japan Wool Textile Co., Ltd. (The)	69,600	629,155
JDC Corp.	62,100	248,080
Jimoto Holdings, Inc.	100	306
#JK Holdings Co., Ltd.	11,000	69,438
JMS Co., Ltd.	100	350
J-Oil Mills, Inc.	4,818	56,342
Joshin Denki Co., Ltd.	28,400	448,002
JSP Corp.	9,300	115,018
Juki Corp.	49,200	192,648
Juroku Financial Group, Inc.	42,900	1,147,248
JVCKenwood Corp.	1,302,700	5,539,561
Kamei Corp.	27,700	284,051
Kanaden Corp.	13,800	136,592
Kanamoto Co., Ltd.	79,300	1,275,021
Kandenko Co., Ltd.	141,200	1,301,563
Kaneka Corp.	131,300	3,180,955
Kanematsu Corp.	80,100	1,071,561
Kanto Denka Kogyo Co., Ltd.	69,700	363,584
Kato Works Co., Ltd.	1,300	10,284
KAWADA TECHNOLOGIES, Inc.	2,000	87,557
Kawai Musical Instruments Manufacturing Co., Ltd.	2,500	63,224
Keiyo Bank, Ltd. (The)	387,500	1,742,464
Kenko Mayonnaise Co., Ltd.	100	1,031
Kitagawa Corp.	1,000	9,330
Kita-Nippon Bank, Ltd. (The)	1,100	16,815
Kitz Corp.	35,000	233,649
Kiyo Bank, Ltd. (The)	108,967	1,113,810
*KNT-CT Holdings Co., Ltd.	2,900	24,051
Koa Corp.	6,200	58,952
Koatsu Gas Kogyo Co., Ltd.	100	502
Kobe Steel, Ltd.	496,700	5,778,899
Kohnan Shoji Co., Ltd.	40,800	1,053,372
#Kojima Co., Ltd.	66,800	290,674
Komeri Co., Ltd.	50,473	1,043,154
Konica Minolta, Inc.	1,076,900	2,983,705
Konoike Transport Co., Ltd.	16,500	216,158
#Kosaido Holdings Co., Ltd.	4,500	87,299

15

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
KPP Group Holdings Co., Ltd.	166,900	$711,924
Krosaki Harima Corp.	400	25,118
KRS Corp.	100	637
K’s Holdings Corp.	102,100	947,212
Kumagai Gumi Co., Ltd.	39,100	973,337
Kurabo Industries, Ltd.	28,986	429,493
Kureha Corp.	6,400	376,533
Kurimoto, Ltd.	1,100	22,298
Kuriyama Holdings Corp.	200	1,148
KYB Corp.	25,200	734,643
Kyodo Printing Co., Ltd.	4,700	99,310
Kyoei Steel, Ltd.	72,900	913,627
Kyokuto Kaihatsu Kogyo Co., Ltd.	27,300	329,341
Kyokuyo Co., Ltd.	6,500	164,812
Kyosan Electric Manufacturing Co., Ltd.	2,200	6,987
Kyudenko Corp.	16,800	497,527
Kyushu Financial Group, Inc.	932,400	5,812,532
LEC, Inc.	3,500	23,642
Lintec Corp.	18,500	303,193
Look Holdings, Inc.	7,700	101,687
Macromill, Inc.	11,710	51,496
Maezawa Industries, Inc.	200	1,231
Makino Milling Machine Co., Ltd.	34,600	1,425,626
Marubun Corp.	55,300	399,473
Marudai Food Co., Ltd.	36,700	404,452
Maruha Nichiro Corp.	65,300	1,112,875
#Maruzen CHI Holdings Co., Ltd.	100	217
Maruzen Showa Unyu Co., Ltd.	18,200	455,466
Matsuda Sangyo Co., Ltd.	31,700	547,364
Maxell, Ltd.	40,700	432,141
Mebuki Financial Group, Inc.	42,800	128,588
Megachips Corp.	500	12,744
Megmilk Snow Brand Co., Ltd.	64,475	1,034,955
Meidensha Corp.	6,800	105,382
Meiji Electric Industries Co., Ltd.	200	1,829
#Meiji Shipping Group Co., Ltd.	45,300	191,735
Meiwa Estate Co., Ltd.	5,000	38,331
Mikuni Corp.	8,700	24,530
MIRAIT ONE Corp.	101,400	1,335,083
Mirarth Holdings, Inc.	125,600	363,253
Mitachi Co., Ltd.	700	4,715
Mitani Sangyo Co., Ltd.	3,300	7,256
Mitsuba Corp.	120,300	544,923
Mitsubishi Logistics Corp.	79,200	2,050,535
Mitsubishi Materials Corp.	334,200	5,311,627
#Mitsubishi Paper Mills, Ltd.	77,400	295,913
Mitsubishi Shokuhin Co., Ltd.	10,900	284,655
Mitsubishi Steel Manufacturing Co., Ltd.	46,700	441,267
Mitsui DM Sugar Holdings Co., Ltd.	16,400	331,368
Mitsui E&S Co., Ltd.	335,100	909,413
#Mitsui Matsushima Holdings Co., Ltd.	2,500	45,594
Mitsui Mining & Smelting Co., Ltd.	190,100	4,894,185
Mitsui-Soko Holdings Co., Ltd.	2,100	59,348
Mitsuuroko Group Holdings Co., Ltd.	5,200	44,156
Miyazaki Bank, Ltd. (The)	22,600	435,898
Mizuno Corp.	58,600	1,698,663
Moriroku Holdings Co., Ltd.	100	1,577
Morita Holdings Corp.	7,300	74,232

16

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Mory Industries, Inc.	800	$22,767
MrMax Holdings, Ltd.	1,800	7,357
Mugen Estate Co., Ltd.	4,800	32,265
Musashi Seimitsu Industry Co., Ltd.	20,400	193,298
Musashino Bank, Ltd. (The)	74,200	1,385,080
Nachi-Fujikoshi Corp.	21,400	528,482
Nadex Co., Ltd.	1,400	9,263
Nafco Co., Ltd.	9,100	110,742
Nagano Keiki Co., Ltd.	2,200	33,513
Nagase & Co., Ltd.	161,600	2,425,947
Nakabayashi Co., Ltd.	100	341
#Nakayama Steel Works, Ltd.	495,600	2,794,694
#Namura Shipbuilding Co., Ltd.	145,300	756,026
Nanto Bank, Ltd. (The)	61,700	1,100,003
*New Japan Chemical Co., Ltd.	48,000	64,340
NHK Spring Co., Ltd.	277,400	1,936,094
Nice Corp.	900	8,409
Nichiden Corp.	7,100	117,157
Nichiha Corp.	1,900	37,136
Nichimo Co., Ltd.	7,600	196,718
Nichirin Co., Ltd.	8,900	175,126
Nihon Chouzai Co., Ltd.	33,300	311,133
Nihon Denkei Co., Ltd.	1,300	15,949
Nihon Flush Co., Ltd.	3,400	19,869
Nihon House Holdings Co., Ltd.	16,400	37,577
Nihon Nohyaku Co., Ltd.	68,600	289,901
Nihon Plast Co., Ltd.	100	290
#*Nihon Yamamura Glass Co., Ltd.	19,000	210,142
Nikkiso Co., Ltd.	183,400	1,158,928
Nikko Co., Ltd./Hyogo	2,300	9,978
Nikkon Holdings Co., Ltd.	64,700	1,361,970
Nippn Corp.	49,600	752,949
Nippon Carbide Industries Co., Inc.	100	1,111
Nippon Chemical Industrial Co., Ltd.	3,900	49,032
*Nippon Chemi-Con Corp.	73,000	607,349
*Nippon Coke & Engineering Co., Ltd.	604,896	443,352
Nippon Concrete Industries Co., Ltd.	15,100	31,308
Nippon Denko Co., Ltd.	879,400	1,678,145
Nippon Dry-Chemical Co., Ltd.	300	4,328
#Nippon Electric Glass Co., Ltd.	327,900	6,510,583
Nippon Kayaku Co., Ltd.	121,800	1,036,681
Nippon Light Metal Holdings Co., Ltd.	198,000	2,157,219
*Nippon Paper Industries Co., Ltd.	162,900	1,406,935
Nippon Rietec Co., Ltd.	1,600	13,671
Nippon Road Co., Ltd. (The)	14,500	189,191
Nippon Seisen Co., Ltd.	500	15,880
Nippon Sharyo, Ltd.	700	9,651
*Nippon Sheet Glass Co., Ltd.	408,800	1,768,061
Nippon Shokubai Co., Ltd.	35,200	1,298,108
Nippon Signal Company, Ltd.	13,400	82,110
Nippon Soda Co., Ltd.	41,500	1,474,265
Nippon Thompson Co., Ltd.	190,000	669,946
Nippon Yakin Kogyo Co., Ltd.	78,300	2,062,907
Nipro Corp.	61,400	464,823
Nishi-Nippon Financial Holdings, Inc.	400,100	4,718,403
Nishio Holdings Co., Ltd.	12,500	274,440
Nissan Tokyo Sales Holdings Co., Ltd.	17,700	53,178
Nissei Plastic Industrial Co., Ltd.	100	677

17

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nissha Co., Ltd.	100,200	$1,028,167
Nisshin Oillio Group, Ltd. (The)	59,400	1,651,253
Nisshinbo Holdings, Inc.	310,600	2,223,186
Nissin Corp.	8,000	136,604
Nissui Corp.	632,200	3,052,360
#Nitta Gelatin, Inc.	3,900	17,486
Nitto Boseki Co., Ltd.	76,900	1,706,124
Nitto Kogyo Corp.	1,500	33,973
Nitto Seiko Co., Ltd.	400	1,532
Nojima Corp.	33,128	293,120
Noritake Co., Ltd.	13,700	529,202
Noritz Corp.	34,400	358,208
North Pacific Bank, Ltd.	738,100	1,876,381
*NPR-RIKEN Corp.	102	1,157
NS United Kaiun Kaisha, Ltd.	45,700	1,288,514
NTN Corp.	1,245,500	2,180,211
Ogaki Kyoritsu Bank, Ltd. (The)	58,800	814,181
Ohara, Inc.	13,900	115,095
Oiles Corp.	400	5,034
Okabe Co., Ltd.	14,600	67,387
Okamura Corp.	10,000	140,975
Okasan Securities Group, Inc.	455,700	2,037,102
Oki Electric Industry Co., Ltd.	346,700	2,071,798
Okinawa Financial Group, Inc.	22,300	368,857
Okumura Corp.	34,800	1,057,017
Okura Industrial Co., Ltd.	100	1,795
Okuwa Co., Ltd.	20,800	116,055
Onoken Co., Ltd.	26,550	293,120
Onward Holdings Co., Ltd.	575,800	1,805,969
Oriental Shiraishi Corp.	12,100	26,606
Osaki Electric Co., Ltd.	3,600	15,142
Pacific Industrial Co., Ltd.	69,300	626,443
Pegasus Co., Ltd.	13,400	44,948
People Dreams & Technologies Group Co., Ltd.	2,900	31,500
Press Kogyo Co., Ltd.	277,400	1,172,280
Pressance Corp.	12,300	131,248
Procrea Holdings, Inc.	14,600	187,314
PS Mitsubishi Construction Co., Ltd.	13,500	72,472
Punch Industry Co., Ltd.	38,300	108,746
Raiznext Corp.	1,400	13,016
Rasa Corp.	100	1,121
Rasa Industries, Ltd.	700	9,059
Raysum Co., Ltd.	4,535	97,171
Rengo Co., Ltd.	599,400	3,946,790
Restar Holdings Corp.	4,200	68,251
Retail Partners Co., Ltd.	16,000	180,554
Riken Technos Corp.	28,200	159,393
Ryobi, Ltd.	96,000	1,770,465
RYODEN Corp.	18,500	285,358
#Ryosan Co., Ltd.	12,800	398,930
S Foods, Inc.	300	6,289
S&B Foods, Inc.	800	20,971
Sakai Chemical Industry Co., Ltd.	15,700	213,349
Sakai Heavy Industries, Ltd.	1,000	34,204
Sakata INX Corp.	34,700	286,178
Sala Corp.	13,100	63,837
San Holdings, Inc.	1,600	10,850
San ju San Financial Group, Inc.	5,100	65,903

18

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
San-Ai Obbli Co., Ltd.	33,700	$359,597
San-In Godo Bank, Ltd. (The)	304,750	2,080,699
Sanko Gosei, Ltd.	30,100	106,134
Sanko Metal Industrial Co., Ltd.	2,100	63,716
Sankyo Tateyama, Inc.	47,800	249,345
Sanoh Industrial Co., Ltd.	46,200	265,708
Sansei Technologies, Inc.	6,300	45,177
Sansha Electric Manufacturing Co., Ltd.	3,000	23,692
Sanyo Chemical Industries, Ltd.	14,992	396,467
Sanyo Denki Co., Ltd.	2,800	102,427
Sanyo Special Steel Co., Ltd.	41,000	688,455
Sanyo Trading Co., Ltd.	200	1,750
Sato Shoji Corp.	3,500	33,996
#Satori Electric Co., Ltd.	55,800	679,423
Sawai Group Holdings Co., Ltd.	22,500	714,022
Scroll Corp.	6,000	37,241
Seika Corp.	6,000	85,338
Seikitokyu Kogyo Co., Ltd.	19,400	204,831
Seiko Group Corp.	67,900	1,048,237
Seiko PMC Corp.	2,210	15,600
Seino Holdings Co., Ltd.	100,000	1,445,739
Sekisui Kasei Co., Ltd.	800	2,308
Senshu Ikeda Holdings, Inc.	1,409,000	3,284,209
Shibusawa Warehouse Co., Ltd. (The)	800	15,435
Shibuya Corp.	5,000	80,821
Shiga Bank, Ltd. (The)	14,400	377,484
Shikibo, Ltd.	18,500	130,219
Shikoku Bank, Ltd. (The)	14,400	102,120
Shimizu Bank, Ltd. (The)	1,000	10,994
Shimojima Co., Ltd.	4,200	32,115
Shin Nippon Air Technologies Co., Ltd.	1,200	18,383
Shinagawa Refractories Co., Ltd.	26,600	255,734
Shindengen Electric Manufacturing Co., Ltd.	10,600	198,638
Shinko Shoji Co., Ltd.	11,500	88,313
Shinmaywa Industries, Ltd.	86,800	687,201
Shinsho Corp.	3,300	118,538
Shinwa Co., Ltd./Gifu	4,800	23,549
Shinwa Co., Ltd./Nagoya	3,000	47,245
Shizuki Electric Co., Inc.	6,900	19,910
Shizuoka Gas Co., Ltd.	42,700	287,590
Showa Sangyo Co., Ltd.	11,000	218,990
Siix Corp.	38,700	356,476
Sinfonia Technology Co., Ltd.	29,200	303,096
SKY Perfect JSAT Holdings, Inc.	298,900	1,369,716
SMK Corp.	500	8,059
Soda Nikka Co., Ltd.	23,400	156,984
Sodick Co., Ltd.	160,900	804,261
Soken Chemical & Engineering Co., Ltd.	900	12,729
SPK Corp.	1,400	16,520
Starzen Co., Ltd.	3,300	55,804
Stella Chemifa Corp.	3,700	77,692
Sugimoto & Co., Ltd.	700	9,596
Sumida Corp.	34,700	293,740
Sumitomo Bakelite Co., Ltd.	11,000	482,505
Sumitomo Mitsui Construction Co., Ltd.	344,700	910,430
Sumitomo Osaka Cement Co., Ltd.	59,900	1,381,562
Sumitomo Riko Co., Ltd.	93,890	579,664
Sumitomo Seika Chemicals Co., Ltd.	13,300	405,292

19

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sumitomo Warehouse Co., Ltd. (The)	109,400	$1,739,478
Sun Frontier Fudousan Co., Ltd.	57,800	555,692
Suncall Corp.	24,900	79,742
Sun-Wa Technos Corp.	8,700	126,497
Suruga Bank, Ltd.	600,500	2,545,617
Suzuki Co., Ltd.	5,500	42,382
SWCC Corp.	18,600	255,336
T RAD Co., Ltd.	3,400	46,585
Tachibana Eletech Co., Ltd.	22,700	400,654
Tachi-S Co., Ltd., Class S	106,700	1,158,978
Tadano, Ltd.	23,000	170,474
Taihei Dengyo Kaisha, Ltd.	11,300	293,235
Taiheiyo Cement Corp.	370,600	6,285,358
Taiheiyo Kouhatsu, Inc.	500	2,529
Taiho Kogyo Co., Ltd.	100	510
Taisei Lamick Co., Ltd.	600	11,786
Takamatsu Construction Group Co., Ltd.	25,000	452,640
Takaoka Toko Co., Ltd.	38,200	516,581
Takara Standard Co., Ltd.	44,500	536,545
Takasago International Corp.	8,510	180,376
Takashima & Co., Ltd.	2,800	16,584
Takashimaya Co., Ltd.	165,200	2,228,556
TAKEBISHI Corp.	100	1,192
Tamura Corp.	45,200	145,648
*Tatsuta Electric Wire and Cable Co., Ltd.	36,800	167,908
Tayca Corp.	1,600	17,802
TBK Co., Ltd.	100	248
Teijin, Ltd.	441,100	3,955,322
Tekken Corp.	100	1,344
Tenma Corp.	15,000	249,397
Tera Probe, Inc.	3,600	104,474
TOA Corp.	37,600	931,031
TOA ROAD Corp.	2,400	90,488
Tobishima Corp.	6,200	56,414
Toda Corp.	391,100	2,157,900
*Toda Kogyo Corp.	1,200	13,835
Toenec Corp.	6,700	181,386
Toho Bank, Ltd. (The)	276,600	531,484
Toho Co., Ltd.	100	2,004
Toho Holdings Co., Ltd.	42,500	954,142
Toho Zinc Co., Ltd.	52,900	557,136
Tohoku Bank, Ltd. (The)	3,800	30,311
Tokai Carbon Co., Ltd.	188,500	1,427,644
Tokai Corp.	4,900	61,410
Tokai Rika Co., Ltd.	92,682	1,434,492
Tokai Tokyo Financial Holdings, Inc.	481,400	1,621,143
Tokushu Tokai Paper Co., Ltd.	3,000	71,214
Tokuyama Corp.	108,700	1,630,016
Tokyo Keiki, Inc.	38,900	378,353
Tokyo Kiraboshi Financial Group, Inc.	133,900	3,894,678
Tokyo Rope Manufacturing Co., Ltd.	7,800	70,200
Tokyo Sangyo Co., Ltd.	100	547
Tokyo Tekko Co., Ltd.	14,800	359,140
Tokyu Construction Co., Ltd.	18,300	93,648
Toli Corp.	23,000	50,877
#Tomen Devices Corp.	1,000	33,081
Tomoe Engineering Co., Ltd.	800	14,078
Tomoku Co., Ltd.	2,000	30,836

20

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
TOMONY Holdings, Inc.	384,407	$1,281,822
Tonami Holdings Co., Ltd.	3,500	100,300
Topre Corp.	25,200	266,901
Topy Industries, Ltd.	32,000	509,228
Torishima Pump Manufacturing Co., Ltd.	100	1,249
Tosei Corp.	28,100	328,787
Towa Pharmaceutical Co., Ltd.	36,900	674,187
*Toyo Engineering Corp.	15,000	59,130
Toyo Ink SC Holdings Co., Ltd.	53,800	907,650
Toyo Kanetsu KK	4,800	104,909
#Toyo Logistics Co., Ltd.	1,160	10,961
Toyo Machinery & Metal Co., Ltd.	200	819
Toyo Seikan Group Holdings, Ltd.	900	15,005
Toyo Tanso Co., Ltd.	400	13,312
Toyo Tire Corp.	346,300	5,067,191
Toyobo Co., Ltd.	341,500	2,275,239
Toyoda Gosei Co., Ltd.	27,500	538,397
TRE Holdings Corp.	4,100	31,621
Trusco Nakayama Corp.	19,100	285,154
#Tsubaki Nakashima Co., Ltd.	100,200	484,972
Tsubakimoto Chain Co.	32,800	821,922
Tsukishima Holdings Co., Ltd.	26,100	219,216
Tsukuba Bank, Ltd.	242,100	476,383
Tsumura & Co.	28,000	498,636
Tsuzuki Denki Co., Ltd.	1,300	18,413
UACJ Corp.	78,567	1,582,286
UBE Corp.	385,900	5,896,349
Unipres Corp.	98,000	678,807
*Unitika, Ltd.	155,100	200,730
Universal Entertainment Corp.	14,300	202,161
Urbanet Corp. Co., Ltd.	800	2,044
V Technology Co., Ltd.	20,100	245,667
Valor Holdings Co., Ltd.	50,300	781,843
Vital KSK Holdings, Inc.	11,400	76,404
Wakachiku Construction Co., Ltd.	100	1,994
Wakita & Co., Ltd.	67,900	673,866
Warabeya Nichiyo Holdings Co., Ltd.	30,000	684,407
#Wood One Co., Ltd.	9,700	67,829
World Co., Ltd.	58,800	602,579
Xebio Holdings Co., Ltd.	91,100	582,891
#Yachiyo Industry Co., Ltd.	41,600	381,266
Yahagi Construction Co., Ltd.	100	862
YAMABIKO Corp.	30,600	287,320
Yamae Group Holdings Co., Ltd.	9,700	228,657
Yamagata Bank, Ltd. (The)	6,200	47,366
Yamaguchi Financial Group, Inc.	126,200	1,144,962
Yamanashi Chuo Bank, Ltd. (The)	2,100	25,944
Yamatane Corp.	1,000	14,652
Yamazen Corp.	44,800	359,713
Yellow Hat, Ltd.	37,400	449,704
Yokogawa Bridge Holdings Corp.	45,700	749,269
Yokorei Co., Ltd.	68,600	524,086
Yokowo Co., Ltd.	16,599	135,800
Yondenko Corp.	900	17,412
Yorozu Corp.	27,291	160,382
Yuasa Trading Co., Ltd.	100	2,714
Yurtec Corp.	48,900	315,140

TOTAL JAPAN		348,199,409

21

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
NETHERLANDS — (2.1%)
Acomo NV	5,836	$119,055
Allfunds Group PLC	17,109	87,130
APERAM SA	111,305	3,076,544
ASR Nederland NV	176,941	6,583,364
Brunel International NV	2,808	39,060
Flow Traders, Ltd.	25,554	466,475
ForFarmers NV	35,685	87,320
*Fugro NV	106,737	1,758,887
Kendrion NV	7,457	90,486
Koninklijke BAM Groep NV	603,130	1,244,421
Koninklijke Heijmans N.V	33,506	383,909
Koninklijke Vopak NV	59,792	2,010,404
OCI NV	774	18,007
SBM Offshore NV	305,002	3,788,064
ΩSignify NV	232,346	6,007,149
#Sligro Food Group NV	15,230	259,181
Van Lanschot Kempen NV	43,182	1,157,064

TOTAL NETHERLANDS		27,176,520

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	1,058,712	412,585
Arvida Group, Ltd.	491,376	322,964
Channel Infrastructure NZ, Ltd.	39,614	32,949
Colonial Motor Co., Ltd. (The)	1,876	9,657
Comvita, Ltd.	9,640	17,102
*Eroad, Ltd.	45,925	17,363
Genesis Energy, Ltd.	22,681	30,474
*Gentrack Group, Ltd.	9,144	26,061
KMD Brands, Ltd.	463,233	223,634
Millennium & Copthorne Hotels New Zealand, Ltd.	138	144
Oceania Healthcare, Ltd.	603,938	238,870
Sanford, Ltd.	12,054	26,362
SKY Network Television, Ltd.	179,600	300,857
SKYCITY Entertainment Group, Ltd.	157,199	170,983
Steel & Tube Holdings, Ltd.	36,860	23,369
Summerset Group Holdings, Ltd.	157,965	894,913
*Synlait Milk, Ltd.	47,392	36,662
Tourism Holdings, Ltd.	9,529	17,958
TOWER, Ltd.	62,797	23,377

TOTAL NEW ZEALAND		2,826,284

NORWAY — (1.0%)
2020 Bulkers, Ltd.	16,054	144,708
*Akastor ASA	11,464	10,775
Aker Solutions ASA	85,775	341,819
Austevoll Seafood ASA	39,909	272,569
#ΩAvance Gas Holding, Ltd.	40,623	540,345
*BLUENORD ASA	848	45,012
*Borr Drilling, Ltd.	12,524	76,772
#*Borr Drilling, Ltd.	17,600	109,333
*BW Energy, Ltd.	31,655	79,055
ΩBW LPG, Ltd.	180,718	2,555,873
BW Offshore, Ltd.	120,780	252,118
#*Cadeler A/S	1,440	4,560
*Carasent ASA	3,563	4,274
#DNO ASA	1,226,963	1,248,742
ΩElkem ASA	3,388	5,241
FLEX LNG, Ltd.	1,272	38,940
FLEX LNG, Ltd.	709	21,653

22

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Frontline PLC	11,120	$248,146
Golden Ocean Group, Ltd.	58,586	432,642
Grieg Seafood ASA	47,681	316,473
Hoegh Autoliners ASA	76,834	621,043
*Kahoot! ASA	55,116	172,181
ΩKlaveness Combination Carriers ASA	9,265	63,195
*Kongsberg Automotive ASA	1,861,441	330,576
*LINK Mobility Group Holding ASA	180,279	185,900
MPC Container Ships ASA	460,756	650,611
#*ΩNorske Skog ASA	2,530	9,226
*NRC Group ASA	25,177	26,368
Odfjell Drilling, Ltd.	202,843	708,118
Odfjell SE, A Shares	3,019	32,023
Odfjell Technology, Ltd.	130	645
OKEA ASA	7,576	26,163
ΩOkeanis Eco Tankers Corp.	5,626	161,905
Panoro Energy ASA	70,719	195,729
Pareto Bank ASA	17,252	80,302
*Pexip Holding ASA	21,409	34,782
*PGS ASA	1,253,905	1,132,496
Sandnes Sparebank	810	5,989
#ΩScatec ASA	58,927	296,964
*ΩShelf Drilling, Ltd.	1,108	2,965
#*Solstad Offshore ASA	34,633	73,472
SpareBank 1 Helgeland	555	6,061
Sparebank 1 Oestlandet	14,078	156,258
SpareBank 1 Sorost-Norge	5,036	26,776
Sparebanken More	2,935	20,158
Stolt-Nielsen, Ltd.	33,402	1,098,779
TGS ASA	24,250	330,375

TOTAL NORWAY		13,198,110

PORTUGAL — (0.4%)
*Banco Comercial Portugues SA, Class R	14,320,642	4,383,669
Ibersol SGPS SA	1,338	9,476
Sonae SGPS SA	837,306	822,198

TOTAL PORTUGAL		5,215,343

SINGAPORE — (0.5%)
*Aspen Group Holdings, Ltd.	931	13
*Avarga, Ltd.	31,300	4,009
*Banyan Tree Holdings, Ltd.	44,300	12,449
Bukit Sembawang Estates, Ltd.	1,000	2,642
China Aviation Oil Singapore Corp., Ltd.	31,300	18,391
China Sunsine Chemical Holdings, Ltd.	40,900	11,941
Civmec, Ltd.	19,400	11,187
*COSCO SHIPPING International Singapore Co., Ltd.	927,400	79,198
CSE Global, Ltd.	12,800	3,831
Far East Orchard, Ltd.	102	76
First Resources, Ltd.	410,000	451,881
First Sponsor Group, Ltd.	12,200	10,686
Food Empire Holdings, Ltd.	28,100	22,561
Frasers Property, Ltd.	20,500	11,372
Frencken Group, Ltd.	900,500	683,566
Geo Energy Resources, Ltd.	589,700	126,974
Golden Agri-Resources, Ltd.	12,815,300	2,525,551
GuocoLand, Ltd.	26,200	28,877
Hiap Hoe, Ltd.	300	141
Ho Bee Land, Ltd.	17,000	22,459

23

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Hong Fok Corp., Ltd.	747,800	$474,863
Hong Leong Asia, Ltd.	12,400	5,657
Hutchison Port Holdings Trust, Class U	3,104,600	487,422
Indofood Agri Resources, Ltd.	7,300	1,612
ISDN Holdings, Ltd.	35,470	8,414
Japfa, Ltd.	652,600	88,598
*Marco Polo Marine, Ltd.	39,900	1,485
Mewah International, Inc.	300	61
*mm2 Asia, Ltd.	172,300	3,773
NETLINK NBN TRUST	1,455,800	881,949
Oxley Holdings, Ltd.	40,500	2,956
QAF, Ltd.	10,200	6,068
*Seatrium, Ltd.	3,632,000	296,912
Sinarmas Land, Ltd.	26,900	3,377
Sing Holdings, Ltd.	31,200	7,515
Singapore Land Group, Ltd.	5,200	7,515
Stamford Land Corp., Ltd.	78,839	21,291
Tiong Woon Corp. Holding, Ltd.	2,800	1,022
Tuan Sing Holdings, Ltd.	105,630	20,817
UOB-Kay Hian Holdings, Ltd.	24,123	23,066
Venture Corp., Ltd.	33,900	289,500
Wee Hur Holdings, Ltd.	13,800	1,773
Wing Tai Holdings, Ltd.	87,800	86,515

TOTAL SINGAPORE		6,749,966

SPAIN — (2.8%)
Acerinox SA	438,298	4,261,275
ΩAedas Homes SA	3,863	61,575
Almirall SA	28,595	259,633
Applus Services SA	1,134	11,926
Atresmedia Corp. de Medios de Comunicacion SA	79,043	295,596
Azkoyen SA	68	414
Banco de Sabadell SA	11,225,815	13,894,775
Bankinter SA	774,388	4,880,084
Construcciones y Auxiliar de Ferrocarriles SA	15,825	471,704
Ebro Foods SA	39,978	679,491
Ence Energia y Celulosa SA	164,533	490,780
Ercros SA	46,098	141,792
Fomento de Construcciones y Contratas SA	2,069	26,243
ΩGestamp Automocion SA	238,536	875,408
*Grifols SA	320,139	3,581,840
Grupo Catalana Occidente SA	64,200	2,052,755
Laboratorio Reig Jofre SA	837	2,123
Mapfre SA	1,897,182	3,934,456
ΩNeinor Homes SA	20,596	212,040
Prosegur Cia de Seguridad SA	26,818	40,026
Tubacex SA	4,265	12,668
ΩUnicaja Banco SA	171,612	178,130

TOTAL SPAIN		36,364,734

SWEDEN — (2.3%)
ΩAcadeMedia AB	161,655	669,038
AddLife AB, Class B	4,922	32,027
AFRY AB	109,991	1,151,826
ΩAlimak Group AB	31,450	184,658
Alleima AB	87,889	534,131
Alligo AB, Class B	1,105	8,664
ΩAmbea AB	199,577	740,600
AQ Group AB	843	34,104

24

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Arjo AB, Class B	356,148	$1,187,728
*ΩAttendo AB	249,969	790,896
Balco Group AB	27	89
Bergman & Beving AB	5,657	75,746
Bergs Timber AB, Class B	8,496	33,231
*Betsson AB, Class B	86,073	864,378
*Better Collective A/S	1,309	31,633
#*BHG Group AB	218,039	192,227
#*BICO Group AB	95,134	251,956
Billerud Aktiebolag	149,078	1,381,013
*Bonava AB, B Shares	37,873	59,118
Bulten AB	2,174	12,123
*Byggmax Group AB	75,261	191,308
Catella AB	2,225	4,879
Cloetta AB, B Shares	643,759	1,030,807
ΩDometic Group AB	384,661	2,365,259
*ΩEltel AB	11,124	6,551
Fagerhult Group AB	25,296	127,695
Ferronordic AB	92	539
Granges AB	230,300	2,211,757
*Humana AB	4,333	10,995
*International Petroleum Corp.	236,039	2,495,040
#Intrum AB	53,942	276,164
Inwido AB	132,226	1,347,983
ITAB Shop Concept AB	10,601	8,900
JM AB	99,816	1,061,354
Kabe Group AB, Class B	28	670
KNOW IT AB	5,035	63,092
Lindab International AB	56,822	873,234
Loomis AB	33,045	855,949
MEKO AB	44,084	354,324
*Modern Times Group MTG AB, Class B	128,171	1,025,010
ΩMunters Group AB	9,743	118,423
NCC AB, Class B	99,764	1,019,727
*Net Insight AB, Class B	6,255	2,174
New Wave Group AB, Class B	22,563	146,837
Nordic Waterproofing Holding AB	378	5,461
*Norion Bank AB	47,536	153,381
Peab AB, Class B	305,812	1,135,369
Profilgruppen AB, Class B	2,959	25,610
Ratos AB, B Shares	253,152	702,857
*RaySearch Laboratories AB	1,562	11,632
Rejlers AB	559	5,854
ΩResurs Holding AB	260,460	506,809
Rottneros AB	49,913	52,716
Scandi Standard AB	54,506	272,222
*Sensys Gatso Group AB	4,348	23,474
#*»Serneke Group AB	2,999	7,583
#*ΩSinch AB	259,505	408,885
*Stillfront Group AB	897,159	926,256
Storskogen Group AB, Class B	1,257,238	741,111
*Tethys Oil AB	66,151	337,367
VBG Group AB, Class B	7,206	149,633
Vitrolife AB	10,012	130,026

TOTAL SWEDEN		29,430,103

SWITZERLAND — (6.8%)
Adecco Group AG	319,996	12,039,628
Allreal Holding AG, Registered	21,533	3,449,823

25

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
#*ams-OSRAM AG	212,009	$752,241
Arbonia AG	86,325	734,196
*Aryzta AG	9,536	17,426
*Autoneum Holding AG	5,758	651,694
Baloise Holding AG, Registered	93,074	13,316,010
Banque Cantonale de Geneve	894	221,032
Banque Cantonale Vaudoise, Registered	2,444	275,539
Bell Food Group AG	3,765	1,117,026
Berner Kantonalbank AG, Registered	3,876	1,013,667
Bystronic AG	124	59,135
Calida Holding AG, Registered	427	11,988
Cembra Money Bank AG	21,939	1,505,511
#*Cicor Technologies, Ltd., Registered	31	1,489
Clariant AG, Registered	37,654	532,506
EFG International AG	220,935	2,641,363
Energiedienst Holding AG, Registered	164	7,245
Feintool International Holding AG	5,955	130,741
Flughafen Zurich AG, Registered	615	114,343
Glarner Kantonalbank	234	5,837
Helvetia Holding AG, Registered	68,522	9,170,902
Implenia AG, Registered	40,645	1,263,945
Investis Holding SA	1,878	194,806
Jungfraubahn Holding AG, Registered	2,969	503,071
Landis+Gyr Group AG	77,523	5,724,461
Liechtensteinische Landesbank AG	13,579	938,541
Luzerner Kantonalbank AG, Registered	21,970	1,723,705
ΩMedmix AG	4,899	101,527
Meier Tobler Group AG	904	31,042
Metall Zug AG, Registered	16	22,944
Mikron Holding AG	320	4,888
Mobimo Holding AG, Registered	22,820	6,293,962
OC Oerlikon Corp. AG	253,892	1,007,701
#*Orascom Development Holding AG	777	4,269
Orell Fuessli AG, Registered	117	9,000
Phoenix Mecano AG, Registered	30	12,131
Rieter Holding AG, Registered	5,761	487,442
Schweiter Technologies AG	1,382	771,448
St. Galler Kantonalbank AG, Registered	4,760	2,581,243
Sulzer AG, Registered	4,950	406,313
Swiss Prime Site AG, Registered	147,271	13,658,230
TX Group AG	463	42,991
u-blox Holding AG	5,283	497,503
Valiant Holding AG	3,121	339,519
Vaudoise Assurances Holding SA	479	222,644
Vetropack Holding AG	18,730	733,723
*Von Roll Holding AG	4,711	4,462
Vontobel Holding AG, Class R	40,054	2,332,687
VP Bank AG, Class A	1,047	94,570
*V-ZUG Holding AG	163	10,478
Walliser Kantonalbank, Registered	716	85,758
Zug Estates Holding AG, Class B	23	38,037
Zuger Kantonalbank AG	29	250,470

TOTAL SWITZERLAND		88,162,853

UNITED KINGDOM — (12.3%)
ΩAirtel Africa PLC	59,300	81,528
Alliance Pharma PLC	65,082	31,629
*Ascential PLC	59,800	189,972
Ashmore Group PLC	41,256	84,855

26

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
#*ASOS PLC	8,615	$41,335
ΩBakkavor Group PLC	169,663	181,171
Balfour Beatty PLC	1,381,254	5,182,426
Bank of Georgia Group PLC	148,492	6,000,223
Bellway PLC	250,181	6,338,769
Bodycote PLC	306,329	2,133,635
#*boohoo Group PLC	345,692	131,716
Breedon Group PLC	543,778	2,062,015
C&C Group PLC	210,870	356,184
*Capita PLC	155,003	31,542
Capricorn Energy PLC	4,658	8,818
*Card Factory PLC	171,210	201,521
Centamin PLC	2,930,925	2,932,348
Central Asia Metals PLC	364,266	724,023
Chesnara PLC	152,391	467,843
Close Brothers Group PLC	437,923	4,235,222
Crest Nicholson Holdings PLC	900,254	1,747,854
Currys PLC	2,015,586	1,094,741
DFS Furniture PLC	145,693	182,094
*Direct Line Insurance Group PLC	828,649	1,521,352
Drax Group PLC	298,218	1,529,267
DS Smith PLC	552,850	1,913,273
*Elementis PLC	1,790,706	2,572,741
*EnQuest PLC	1,855,951	363,938
Essentra PLC	527,322	950,856
Firstgroup PLC	1,150,157	2,203,735
Future PLC	30,202	324,156
GB Group PLC	119,425	346,349
Genel Energy PLC	357,567	354,920
Genuit Group PLC	100,963	325,272
Grafton Group PLC	481,283	4,503,304
Grainger PLC	1,687,742	4,657,111
*Greencore Group PLC	1,700,955	1,854,518
Gulf Keystone Petroleum, Ltd.	25,680	37,705
Halfords Group PLC	791,300	1,926,159
Harworth Group PLC	203,140	244,035
Helical PLC	28,771	67,031
Henry Boot PLC	72,196	151,558
*Hochschild Mining PLC	369,199	419,106
Hunting PLC	361,214	1,268,917
ΩIbstock PLC	908,120	1,349,893
*International Distributions Services PLC	798,761	2,448,332
ITV PLC	1,788,271	1,385,742
*John Wood Group PLC	1,177,431	2,027,393
Johnson Matthey PLC	90,310	1,637,218
Johnson Service Group PLC	50,796	78,774
Jupiter Fund Management PLC	1,063,975	1,013,494
Keller Group PLC	192,015	1,805,747
*Kier Group PLC	702,336	859,064
Lancashire Holdings, Ltd.	69,013	475,663
LSL Property Services PLC	17,583	50,353
*Marks & Spencer Group PLC	3,693,211	9,715,910
Marshalls PLC	7,054	17,616
Mears Group PLC	20,272	63,342
*Mitchells & Butlers PLC	579,942	1,459,531
Mitie Group PLC	1,901,019	2,272,180
MJ Gleeson PLC	18,365	89,808
Mobico Group PLC	1,676,855	1,271,732

27

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Morgan Sindall Group PLC	3,196	$72,910
Mountview Estates PLC	909	108,096
MP Evans Group PLC	36,377	327,530
NCC Group PLC	50,176	64,904
OSB Group PLC	747,253	2,718,438
Pan African Resources PLC	86,596	17,023
*Pendragon PLC	813,312	316,798
Persimmon PLC	157,850	1,946,070
Pets at Home Group PLC	887,837	3,025,175
*Playtech PLC	551,199	2,625,904
Premier Foods PLC	2,057,551	2,926,161
QinetiQ Group PLC	1,318,703	5,296,574
*Rank Group PLC	258,256	210,591
Reach PLC	956,349	885,444
Redde Northgate PLC	679,401	2,770,037
Redrow PLC	840,696	4,963,993
*Renewi PLC	20,894	148,826
*Restaurant Group PLC (The)	663,282	546,497
RHI Magnesita NV	23,989	746,945
RWS Holdings PLC	58,318	146,910
Senior PLC	894,606	1,697,808
Serco Group PLC	991,844	1,721,074
*SIG PLC	2,473,958	816,547
ΩSpire Healthcare Group PLC	865,650	2,242,644
Synthomer PLC	324,384	745,914
Taylor Wimpey PLC	1,211,048	1,628,250
TBC Bank Group PLC	160,986	5,245,084
ΩTI Fluid Systems PLC	596,905	895,249
TP ICAP Group PLC	1,745,944	3,328,331
Travis Perkins PLC	483,379	4,338,152
TT Electronics PLC	254,851	488,611
Tyman PLC	394,698	1,163,835
Vanquis Banking Group PLC	74,154	104,019
Vesuvius PLC	531,071	2,597,035
Virgin Money UK PLC	3,064,228	5,538,366
Vistry Group PLC	650,797	5,583,220
Young & Co’s Brewery PLC	7,254	66,898
Young & Co’s Brewery PLC, Class A	28,003	353,393

TOTAL UNITED KINGDOM		158,417,815

TOTAL COMMON STOCKS		1,271,745,753

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Draegerwerk AG & Co. KGaA	2,700	135,704
Einhell Germany AG, Class P	6	842
Jungheinrich AG	29,423	788,080

TOTAL GERMANY		924,626

TOTAL PREFERRED STOCKS		924,626

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*<»Strabag SE	5,053	—

TOTAL AUSTRIA		—

28

DIMENSIONAL INTERNATIONAL SMALL CAP VALUE ETF

CONTINUED

	Shares	Value
NORWAY — (0.0%)
*<»Solstad Offshore ASA 12/31/2023	34,633	$—

TOTAL NORWAY		—

TOTAL RIGHTS/WARRANTS		—

TOTAL INVESTMENT SECURITIES — (98.6%) (Cost $1,233,995,762)		1,272,670,379

SECURITIES LENDING COLLATERAL — (1.4%) @§The DFA Short Term Investment Fund	1,591,256	18,406,068

TOTAL INVESTMENTS — (100.0%) (Cost $1,252,401,830)		$1,291,076,447

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment

29

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (97.5%)
AUSTRALIA — (6.8%)
#*4DMedical, Ltd.	8,220	$2,420
A2B Australia, Ltd.	584	568
Accent Group, Ltd.	146,018	173,347
Acrow Formwork and Construction Services, Ltd.	54,582	30,066
#Adairs, Ltd.	27,125	21,382
*Adbri, Ltd.	192,505	240,113
*Ainsworth Game Technology, Ltd.	528	348
*»Alcidion Group, Ltd.	88,894	5,459
*Alkane Resources, Ltd.	175,233	66,015
*Alliance Aviation Services, Ltd.	448	854
Altium, Ltd.	21,046	526,083
*Alumina, Ltd.	718,227	354,702
AMP, Ltd.	1,038,077	686,837
Ansell, Ltd.	50,177	674,152
*Appen, Ltd.	37,286	21,247
*Arafura Rare Earths, Ltd.	986,568	115,560
ARB Corp., Ltd.	24,007	443,386
#*Ardent Leisure Group, Ltd.	65,665	18,709
#ARN Media, Ltd.	69,265	34,645
#*Aroa Biosurgery, Ltd.	28,101	13,789
AUB Group, Ltd.	39,268	669,550
*Audinate Group, Ltd.	12,923	102,442
*Aurelia Metals, Ltd.	497,902	29,949
*Aussie Broadband, Ltd.	80,620	200,095
Austal, Ltd.	189,231	203,680
#*Austin Engineering, Ltd.	80,901	13,318
*Australian Agricultural Co., Ltd.	56,069	44,198
#Australian Clinical Labs, Ltd.	56,297	95,884
Australian Ethical Investment, Ltd.	25,130	61,894
*»Australian Strategic Materials Placement	3,089	2,758
#*Australian Strategic Materials, Ltd.	20,798	18,567
#*Australian Vanadium, Ltd.	93,933	1,546
Auswide Bank, Ltd.	197	642
Autosports Group, Ltd.	8,425	13,229
Baby Bunting Group, Ltd.	34,078	36,680
Bank of Queensland, Ltd.	307,838	994,032
*Bannerman Energy, Ltd.	1,118	1,812
Bapcor, Ltd.	199,251	673,674
Base Resources, Ltd.	85,713	7,326
Beach Energy, Ltd.	736,022	719,991
Beacon Lighting Group, Ltd.	1,156	1,347
Beacon Minerals, Ltd.	10,928	187
#Bega Cheese, Ltd.	131,566	231,577
Bell Financial Group, Ltd.	832	516
Bendigo & Adelaide Bank, Ltd.	36,422	200,628
*Boral, Ltd.	112,320	320,020
*Boss Energy, Ltd.	199,630	546,031
*Bravura Solutions, Ltd.	26,944	11,771
Breville Group, Ltd.	43,140	579,060
Brickworks, Ltd.	22,901	355,390
#*»BWX, Ltd.	948	45
Capitol Health, Ltd.	65,640	8,104
Capral, Ltd.	120	634

1

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*Capricorn Metals, Ltd.	132,239	$396,030
*Catapult Group International, Ltd.	760	433
Cedar Woods Properties, Ltd.	32,235	90,415
Challenger, Ltd.	201,073	744,762
Champion Iron, Ltd.	115,833	522,180
*Clean Seas Seafood, Ltd.	776	214
#Clinuvel Pharmaceuticals, Ltd.	12,227	113,723
Codan, Ltd.	57,759	284,516
#*Cogstate, Ltd.	16,282	15,154
Collins Foods, Ltd.	71,237	409,994
*Cooper Energy, Ltd.	362,455	22,031
#*Core Lithium, Ltd.	83,633	19,063
Corporate Travel Management, Ltd.	53,541	560,699
Costa Group Holdings, Ltd.	201,697	395,885
CSR, Ltd.	213,529	758,451
Dalrymple Bay Infrastructure, Ltd.	714	1,225
Data#3, Ltd.	44,282	189,812
*De Grey Mining, Ltd.	372,672	281,970
#*Deep Yellow, Ltd.	118,922	94,496
#Dicker Data, Ltd.	17,427	116,518
Domain Holdings Australia, Ltd.	72,679	155,537
#Domino’s Pizza Enterprises, Ltd.	22,487	723,275
Downer EDI, Ltd.	239,342	571,305
#*Dreadnought Resources, Ltd.	10,748	218
#*Dropsuite, Ltd.	56,491	8,763
Eagers Automotive, Ltd.	42,582	346,986
Elanor Investor Group	468	354
Elders, Ltd.	70,968	266,456
Emeco Holdings, Ltd.	83,774	30,499
*Emerald Resources NL	187,727	307,847
*EML Payments, Ltd.	192,583	137,786
*Energy Transition Minerals, Ltd.	6,172	133
*Energy World Corp., Ltd.	3,072	54
EQT Holdings, Ltd.	6,193	98,028
Estia Health, Ltd.	39,473	76,227
Eureka Group Holdings, Ltd.	562	158
Evolution Mining, Ltd.	43,665	98,698
EVT, Ltd.	31,552	207,563
Fenix Resources, Ltd.	138,812	20,214
*Finbar Group, Ltd.	224	92
*FleetPartners Group, Ltd.	110,875	174,098
Fleetwood, Ltd.	47,323	49,738
#Flight Centre Travel Group, Ltd.	72,151	851,066
G8 Education, Ltd.	319,908	192,423
*»Gascoyne Resources, Ltd. Placement Entitlement	917	58
#*Genesis Minerals, Ltd.	95,683	88,450
#*Genex Power, Ltd.	57,775	5,853
Gold Road Resources, Ltd.	453,717	544,380
GR Engineering Services, Ltd.	5,176	6,915
GrainCorp., Ltd., Class A	85,516	375,763
GUD Holdings, Ltd.	61,311	413,036
GWA Group, Ltd.	76,931	83,536
Hansen Technologies, Ltd.	58,267	191,469
#Harvey Norman Holdings, Ltd.	129,439	300,773
*Healius, Ltd.	274,500	314,578
Healthia, Ltd.	456	511
Helia Group, Ltd.	205,033	469,938
#Helloworld Travel, Ltd.	4,020	5,981

2

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Horizon Oil, Ltd.	73,211	$7,185
HUB24, Ltd.	29,379	562,319
Iluka Resources, Ltd.	155,420	712,448
Imdex, Ltd.	46,880	48,976
#*Immutep, Ltd.	384,434	76,673
*»Immutep, Ltd. Entitlement	102,291	20,401
#*Immutep, Ltd., ADR	322	609
*ImpediMed, Ltd.	88,899	6,473
#*Imugene, Ltd.	99,046	2,697
Infomedia, Ltd.	67,661	61,261
Inghams Group, Ltd.	176,357	410,911
Insignia Financial, Ltd.	151,515	197,620
Integral Diagnostics, Ltd.	124,815	211,002
*Integrated Research, Ltd.	576	115
InvoCare, Ltd.	33,602	269,344
IPD Group, Ltd.	432	1,023
IPH, Ltd.	71,405	308,334
#IRESS, Ltd.	69,870	220,749
IVE Group, Ltd.	84,164	98,584
JB Hi-Fi, Ltd.	22,010	629,474
Johns Lyng Group, Ltd.	60,317	232,958
Jumbo Interactive, Ltd.	1,796	15,761
Jupiter Mines, Ltd.	5,012	603
*Karoon Energy, Ltd.	265,190	423,122
Kelly Partners Group Holdings, Ltd.	80	208
Kelsian Group, Ltd.	88,673	337,984
#*Kogan.com, Ltd.	39,057	108,313
Lendlease Corp., Ltd.	31,546	124,035
#Lifestyle Communities, Ltd.	35,708	352,016
Lindsay Australia, Ltd.	41,838	25,563
Link Administration Holdings, Ltd.	24,084	18,146
*Li-S Energy, Ltd.	160	22
Lovisa Holdings, Ltd.	32,871	360,470
Lycopodium, Ltd.	262	1,516
MA Financial Group, Ltd.	57,333	155,366
#Maas Group Holdings, Ltd.	15,927	34,589
*Mach7 Technologies, Ltd.	824	363
Macmahon Holdings, Ltd.	406,811	39,924
*Macquarie Technology Group, Ltd.	2,183	86,137
#Mader Group, Ltd.	10,758	42,912
Magellan Financial Group, Ltd.	68,113	279,887
Maggie Beer Holdings, Ltd.	1,272	71
*Magnetite Mines, Ltd.	1	—
MaxiPARTS, Ltd.	194	322
#Mayne Pharma Group, Ltd.	24,394	56,683
McMillan Shakespeare, Ltd.	26,751	283,871
#*Megaport, Ltd.	40,246	242,332
*Metals X, Ltd.	186,579	33,077
Metcash, Ltd.	308,185	718,071
Michael Hill International, Ltd.	996	517
*MMA Offshore, Ltd.	118,915	95,244
Monadelphous Group, Ltd.	53,492	475,853
Monash IVF Group, Ltd.	63,438	52,216
*Mount Gibson Iron, Ltd.	209,592	65,688
Myer Holdings, Ltd.	339,355	107,432
MyState, Ltd.	10,691	19,698
*Nanosonics, Ltd.	74,592	176,161
*National Tyre & Wheel, Ltd.	7	4

3

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Netwealth Group, Ltd.	28,758	$231,244
New Hope Corp., Ltd.	240,323	877,969
nib holdings, Ltd.	191,353	877,166
Nick Scali, Ltd.	43,749	298,603
Nickel Industries, Ltd.	453,108	213,730
Nine Entertainment Co. Holdings, Ltd.	485,011	566,573
NRW Holdings, Ltd.	180,981	286,471
Nufarm, Ltd.	106,283	291,380
*Nuix, Ltd.	49,741	44,091
Objective Corp., Ltd.	8,275	55,589
*OFX Group, Ltd.	166,924	162,760
oOh!media, Ltd.	278,599	230,196
Orora, Ltd.	519,569	809,256
Pacific Smiles Group, Ltd.	528	394
*Paladin Energy, Ltd.	1,072,496	641,705
#*Pantoro, Ltd.	27,219	551
Peet, Ltd.	15,428	11,527
PeopleIN, Ltd.	749	714
#*Perenti, Ltd.	242,195	163,314
Perpetual, Ltd.	42,236	512,105
Perseus Mining, Ltd.	539,225	582,106
*PEXA Group, Ltd.	38,793	266,987
Pinnacle Investment Management Group, Ltd.	33,053	161,979
PointsBet Holdings, Ltd.	103,387	49,422
#*PolyNovo, Ltd.	177,526	129,823
#*Praemium, Ltd.	117,783	41,389
Premier Investments, Ltd.	32,489	467,155
Probiotec, Ltd.	188	292
Propel Funeral Partners, Ltd.	26,956	76,120
PSC Insurance Group, Ltd.	9,961	28,065
PWR Holdings, Ltd.	32,769	203,743
Qube Holdings, Ltd.	216,085	363,927
Ramelius Resources, Ltd.	801,793	840,172
*ReadyTech Holdings, Ltd.	296	673
#*Red 5, Ltd.	1,578,455	319,809
*»Red River Resources, Ltd.	2,236	19
Regis Healthcare, Ltd.	38,204	60,472
Regis Resources, Ltd.	357,942	392,073
Reject Shop, Ltd. (The)	1,559	5,133
Reliance Worldwide Corp., Ltd.	368,329	813,896
*Resolute Mining, Ltd.	857,508	195,456
*Retail Food Group, Ltd.	10,276	312
*Rex Minerals, Ltd.	135,702	14,177
Ridley Corp., Ltd.	77,159	107,966
*RPMGlobal Holdings, Ltd.	67,006	61,092
*Sandfire Resources, Ltd.	232,565	879,076
Select Harvests, Ltd.	49,176	120,496
#Servcorp, Ltd.	156	296
Service Stream, Ltd.	108,930	60,693
#*Seven West Media, Ltd.	141,340	23,715
SG Fleet Group, Ltd.	15,927	25,513
Shaver Shop Group, Ltd.	30,493	19,789
Sigma Healthcare, Ltd.	384,587	157,059
#*Silex Systems, Ltd.	1,551	3,152
*Silver Lake Resources, Ltd.	448,774	298,349
*Silver Mines, Ltd.	28,791	3,190
Sims, Ltd.	70,988	560,928
SmartGroup Corp., Ltd.	93,862	509,900

4

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Southern Cross Electrical Engineering, Ltd.	1,028	$517
#Southern Cross Media Group, Ltd.	71,111	40,747
#*Spartan Resources, Ltd.	1,489	387
SRG Global, Ltd.	118,297	46,438
*St. Barbara, Ltd.	122,666	13,592
*Star Entertainment Group, Ltd. (The)	566,685	190,163
#*Strike Energy, Ltd.	678,811	167,618
Super Retail Group, Ltd.	51,602	430,616
*Superloop, Ltd.	91,512	35,344
Symbio Holdings, Ltd.	13,714	23,878
Tabcorp Holdings, Ltd.	958,211	470,187
Technology One, Ltd.	46,050	423,355
#*Temple & Webster Group, Ltd.	46,042	162,957
*»Ten Sixty Four, Ltd.	1,136	151
#Terracom, Ltd.	32,477	7,608
Tribune Resources, Ltd.	40	81
*Tuas, Ltd.	8,609	11,338
*Tyro Payments, Ltd.	324,282	176,575
*»United Malt Grp, Ltd.	147,442	466,766
Ventia Services Group Pty, Ltd.	199,748	347,795
ΩViva Energy Group, Ltd.	383,812	687,722
#*Volpara Health Technologies, Ltd.	6,451	3,002
*Vulcan Energy Resources, Ltd.	3,591	4,706
*Webjet, Ltd.	155,861	600,984
*West African Resources, Ltd.	425,872	199,535
*Westgold Resources, Ltd.	200,306	265,062
*»Wiluna Mining Corp., Ltd.	736	18
#*Xanadu Mines, Ltd.	112,897	4,575

TOTAL AUSTRALIA		49,427,391

AUSTRIA — (1.2%)
Addiko Bank AG	56	752
Agrana Beteiligungs AG	347	5,520
ANDRITZ AG	24,674	1,131,895
AT&S Austria Technologie & Systemtechnik AG	11,072	277,131
ΩBAWAG Group AG	31,219	1,383,962
CA Immobilien Anlagen AG	14,039	473,373
DO & CO AG	2,987	348,563
*Eurotelesites AG	9,301	31,263
*FACC AG	1,012	6,161
*Kapsch TrafficCom AG	24	226
*Lenzing AG	5,112	198,575
Mayr Melnhof Karton AG	2,035	238,761
Oesterreichische Post AG	7,435	236,944
Palfinger AG	3,995	96,489
Porr AG	9,223	110,161
Raiffeisen Bank International AG	37,306	539,043
*Rosenbauer International AG	16	516
Schoeller-Bleckmann Oilfield Equipment AG	4,128	208,130
Semperit AG Holding	4,523	72,860
Strabag SE	1,164	45,954
Telekom Austria AG	37,205	259,551
UNIQA Insurance Group AG	46,565	375,052
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,788	342,655
voestalpine AG	47,360	1,179,407
Wienerberger AG	43,471	1,054,071
Zumtobel Group AG	7,001	42,698

TOTAL AUSTRIA		8,659,713

5

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
BELGIUM — (1.6%)
Ackermans & van Haaren NV	8,567	$1,270,466
Ageas SA	29,315	1,123,555
#*AGFA-Gevaert NV	40,965	65,903
Azelis Group NV	16,065	273,390
Barco NV	26,151	400,529
Bekaert SA	15,324	618,746
bpost SA	38,426	207,956
Cie d’Entreprises CFE	1,551	10,853
Colruyt Group N.V	24,358	1,005,916
Deceuninck NV	28,597	68,313
Deme Group NV	1,608	148,721
Econocom Group SA	35,613	87,144
Euronav NV	61,024	1,088,058
Euronav NV	2,916	52,059
EVS Broadcast Equipment SA	1,153	32,418
Fagron	32,407	567,937
Greenyard NV	80	458
Ion Beam Applications	1,123	11,039
Jensen-Group NV	70	2,309
#Kinepolis Group NV	6,086	299,131
Lotus Bakeries NV	151	1,117,254
Melexis NV	7,186	526,757
#*Ontex Group NV	30,847	225,303
*Orange Belgium SA	1,144	16,373
Proximus SADP	54,976	454,535
Recticel SA	8,922	80,066
Roularta Media Group NV	20	252
Shurgard Self Storage, Ltd.	2,857	106,631
Sipef NV	852	47,190
Tessenderlo Group SA	4,211	122,404
Umicore SA	46,414	1,101,392
Van de Velde NV	1,848	62,409
VGP NV	4,657	377,800
Viohalco SA	10,658	54,750
What’s Cooking BV	4	278

TOTAL BELGIUM		11,628,295

CANADA — (10.8%)
*5N Plus, Inc.	24,575	58,417
Acadian Timber Corp.	52	581
ADENTRA, Inc.	5,798	106,083
*Advantage Energy, Ltd.	76,253	553,119
Aecon Group, Inc.	31,491	231,376
Africa Oil Corp.	164,215	302,820
Ag Growth International, Inc.	7,139	250,283
AGF Management, Ltd., Class B	22,319	104,822
Agnico Eagle Mines, Ltd.	185	8,678
*Aimia, Inc.	9,017	20,850
#*Air Canada	2,974	35,840
Alamos Gold, Inc.	174,433	2,159,481
#Algoma Central Corp.	88	931
Algonquin Power & Utilities Corp.	15,350	77,211
AltaGas, Ltd.	8,384	155,571
Altius Minerals Corp.	14,416	210,905
Altus Group, Ltd.	17,072	579,212
*Americas Gold & Silver Corp.	920	221
Amerigo Resources, Ltd.	648	551
Andlauer Healthcare Group, Inc.	6,090	170,384
Andrew Peller, Ltd., Class A	7,172	19,167

6

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#*Aritzia, Inc.	16,259	$252,625
Atco, Ltd., Class I	26,000	665,802
*Athabasca Oil Corp.	204,806	607,816
*ATS Corp.	30,242	1,017,325
#Aura Minerals, Inc.	886	5,948
*AutoCanada, Inc.	8,641	149,199
*Aya Gold & Silver, Inc.	5,868	31,744
B2Gold Corp.	368,512	1,190,294
B2Gold Corp.	77,407	247,569
Badger Infrastructure Solutions, Ltd.	10,416	275,584
#*Ballard Power Systems, Inc.	40,707	135,763
*Bausch Health Cos., Inc.	87,261	595,120
Baytex Energy Corp.	224,784	971,514
#Birchcliff Energy, Ltd.	114,572	632,178
Bird Construction, Inc.	10,205	78,361
Black Diamond Group, Ltd.	5,268	23,831
#*BlackBerry, Ltd.	76,738	274,722
BMTC Group, Inc.	22	214
*Bombardier, Inc., Class A	429	13,776
#*Bombardier, Inc., Class B	40,808	1,307,796
Boralex, Inc., Class A	43,281	804,670
#Boyd Group Services, Inc.	8,912	1,517,784
*Bragg Gaming Group, Inc.	300	1,305
#Brookfield Infrastructure Corp., Class A	6,880	176,974
Brookfield Infrastructure Corp., Class A	4,398	113,292
Brookfield Reinsurance, Ltd.	2,960	86,462
*Calfrac Well Services, Ltd.	6,006	22,280
Calian Group, Ltd.	2,979	106,585
*Calibre Mining Corp.	1,752	1,817
Canaccord Genuity Group, Inc.	17,660	91,210
#Canacol Energy, Ltd.	3,253	16,075
*Canada Goose Holdings, Inc.	946	10,480
#*Canada Goose Holdings, Inc.	17,359	192,685
Canadian Western Bank	44,605	882,943
*Canfor Corp.	4,538	46,353
Capital Power Corp.	45,430	1,161,398
*Capstone Copper Corp.	22,877	77,781
Cardinal Energy, Ltd.	79,920	427,161
Cascades, Inc.	27,787	224,978
*Celestica, Inc.	1,332	31,059
*Celestica, Inc.	46,941	1,096,072
Centerra Gold, Inc.	110,423	560,765
CES Energy Solutions Corp.	53,628	140,227
CI Financial Corp.	71,212	644,794
*Cineplex, Inc.	30,998	186,222
Cogeco Communications, Inc.	3,588	141,168
Cogeco, Inc.	3,481	118,202
Colliers International Group, Inc.	8,322	755,055
#Colliers International Group, Inc.	144	13,040
Computer Modelling Group, Ltd.	27,573	181,933
Converge Technology Solutions Corp.	11,511	22,885
Corby Spirit and Wine, Ltd.	1,400	13,291
Crescent Point Energy Corp.	25,122	201,229
Crescent Point Energy Corp.	236,755	1,896,408
*Crew Energy, Inc.	61,013	272,048
#*Cronos Group, Inc.	72,893	131,936
Definity Financial Corp.	25,431	702,341
#*Denison Mines Corp.	15,581	24,916

7

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Denison Mines Corp.	414,715	$671,838
Dexterra Group, Inc.	1,307	5,235
Doman Building Materials Group, Ltd.	15,185	73,724
DREAM Unlimited Corp.	11,257	137,281
Dundee Precious Metals, Inc.	98,109	642,399
Dye & Durham, Ltd.	18,301	106,649
Dynacor Group, Inc.	200	475
E-L Financial Corp., Ltd.	110	67,405
*Eldorado Gold Corp.	75,646	817,733
#Endeavour Mining PLC	1,920	39,237
#*Endeavour Silver Corp.	62,009	132,699
*Endeavour Silver Corp.	4,062	8,719
#Enerflex, Ltd.	36,925	146,822
Enerplus Corp.	93,377	1,579,005
Enerplus Corp.	9,362	158,141
Enghouse Systems, Ltd.	17,715	415,488
*Ensign Energy Services, Inc.	52,718	96,455
EQB, Inc.	9,691	480,414
#*Equinox Gold Corp.	132,500	583,000
*Equinox Gold Corp.	7,290	31,875
#*ERO Copper Corp.	23,319	316,127
*ERO Copper Corp.	5,581	75,734
Evertz Technologies, Ltd.	6,856	61,979
Exchange Income Corp.	12,275	377,114
Exco Technologies, Ltd.	7,989	41,146
Extendicare, Inc.	21,479	90,666
Fiera Capital Corp.	14,874	49,928
Finning International, Inc.	61,189	1,637,877
#First Majestic Silver Corp.	67,487	347,558
First Majestic Silver Corp.	10,378	53,376
*Foraco International SA	363	476
*Fortuna Silver Mines, Inc.	708	1,984
*Fortuna Silver Mines, Inc.	93,850	263,719
*Frontera Energy Corp.	18,633	157,842
*Galiano Gold, Inc.	940	498
Gamehost, Inc.	300	1,938
*GDI Integrated Facility Services, Inc.	4,131	111,261
Gibson Energy, Inc.	64,094	972,779
*GoGold Resources, Inc.	21,608	19,923
*GoldMoney, Inc.	62	379
*Gran Tierra Energy, Inc.	8,487	52,209
*H2O Innovation, Inc.	7,200	21,887
*Haivision Systems, Inc.	104	268
Hammond Power Solutions, Inc.	3,212	164,065
Headwater Exploration, Inc.	115,803	622,287
*Heroux-Devtek, Inc.	7,181	79,142
High Liner Foods, Inc.	2,213	16,849
Hudbay Minerals, Inc.	16,404	71,489
Hudbay Minerals, Inc.	119,558	521,273
*IAMGOLD Corp.	207,407	526,814
*Illumin Holdings, Inc.	1,460	1,577
Information Services Corp.	5,018	73,919
Innergex Renewable Energy, Inc.	27,928	171,803
*Interfor Corp.	25,872	318,869
ΩJamieson Wellness, Inc.	18,913	310,210
#*Journey Energy, Inc.	906	3,250
*K92 Mining, Inc.	90,565	326,184
*Karora Resources, Inc.	81,749	243,201

8

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
K-Bro Linen, Inc.	1,869	$42,570
*Kelt Exploration, Ltd.	63,373	359,718
Kinross Gold Corp.	64,920	338,233
*Knight Therapeutics, Inc.	20,740	67,976
*Kolibri Global Energy, Inc.	4,400	18,605
KP Tissue, Inc.	2,311	15,715
Lassonde Industries, Inc., Class A	1,600	158,876
Laurentian Bank of Canada	23,068	422,062
Leon’s Furniture, Ltd.	8,481	103,550
*Lightspeed Commerce, Inc.	54,778	682,534
*Lightspeed Commerce, Inc.	10,663	132,956
Linamar Corp.	15,232	657,886
#*Logan Energy Corp.	26,000	18,729
Logistec Corp., Class B	516	23,509
Lundin Gold, Inc.	24,382	293,655
Lundin Mining Corp.	86,107	537,141
Magellan Aerospace Corp.	84	444
*Mainstreet Equity Corp.	841	81,662
*Major Drilling Group International, Inc.	28,286	149,555
Maple Leaf Foods, Inc.	35,533	706,693
Martinrea International, Inc.	29,930	246,425
*MDA, Ltd.	16,501	136,335
*MDF Commerce, Inc.	192	519
Medical Facilities Corp.	7,429	49,125
*MEG Energy Corp.	107,899	2,129,611
Melcor Developments, Ltd.	585	4,728
#Methanex Corp.	22,779	939,634
Methanex Corp.	661	27,264
Morguard Corp.	2,010	146,973
MTY Food Group, Inc.	7,606	285,886
Mullen Group, Ltd.	55,349	524,684
*New Gold, Inc.	255,202	311,346
*NFI Group, Inc.	32,470	303,124
North American Construction Group, Ltd.	2,157	44,344
North American Construction Group, Ltd.	6,964	143,528
North West Co., Inc. (The)	24,189	616,116
Northland Power, Inc.	20,078	281,880
Nuvei Corp.	11,270	156,540
*NuVista Energy, Ltd.	45,360	439,468
#*Obsidian Energy, Ltd.	32,445	275,782
*Obsidian Energy, Ltd.	962	8,170
OceanaGold Corp.	335,241	560,244
*Orla Mining, Ltd.	3,822	11,701
Osisko Gold Royalties, Ltd.	63,346	774,088
Osisko Gold Royalties, Ltd.	3,861	47,141
#Pan American Silver Corp.	56,416	824,238
Paramount Resources, Ltd., Class A	31,374	753,247
Parex Resources, Inc.	48,622	930,937
Park Lawn Corp.	10,915	128,236
Parkland Corp.	54,914	1,660,177
Pason Systems, Inc.	36,968	353,902
Peyto Exploration & Development Corp.	83,264	875,674
PHX Energy Services Corp.	1,610	8,536
Pine Cliff Energy, Ltd.	78,333	86,896
Pizza Pizza Royalty Corp.	9,911	94,309
Polaris Renewable Energy, Inc.	8,865	83,334
Pollard Banknote, Ltd.	727	14,532
*Precision Drilling Corp.	6,331	367,515

9

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Precision Drilling Corp.	539	$31,208
Premium Brands Holdings Corp.	16,739	1,076,505
Primo Water Corp.	50,183	655,390
Primo Water Corp.	7,800	101,640
#*Profound Medical Corp.	2,895	24,058
*Profound Medical Corp.	1,471	12,175
Pulse Seismic, Inc.	276	364
#*Real Matters, Inc.	28,098	98,973
Richelieu Hardware, Ltd.	14,810	442,513
Rogers Sugar, Inc.	33,308	123,563
*Roots Corp.	120	235
Russel Metals, Inc.	32,682	813,372
Sandstorm Gold, Ltd.	51,570	235,159
*Sangoma Technologies Corp.	3,530	10,603
Savaria Corp.	16,572	148,023
Secure Energy Services, Inc.	119,460	662,591
*Shawcor, Ltd.	35,465	370,936
Sienna Senior Living, Inc.	36,160	261,253
*SilverCrest Metals, Inc.	15,900	79,023
*SilverCrest Metals, Inc.	9,997	49,472
ΩSleep Country Canada Holdings, Inc.	15,692	247,206
SNC-Lavalin Group, Inc.	66,744	1,851,957
Softchoice Corp.	2,782	33,246
Spartan Delta Corp.	53,930	173,260
ΩSpin Master Corp.	10,449	249,512
#Sprott, Inc.	6,904	200,423
Sprott, Inc.	2,202	63,780
#SSR Mining, Inc.	70,861	983,551
SSR Mining, Inc.	2,309	31,918
Stantec, Inc.	1,607	98,300
Stelco Holdings, Inc.	10,845	305,293
Stella-Jones, Inc.	23,754	1,242,925
*ΩSTEP Energy Services, Ltd.	140	441
StorageVault Canada, Inc.	42,926	132,960
Superior Plus Corp.	74,299	498,805
Supremex, Inc.	271	820
Surge Energy, Inc.	39,279	269,358
Sylogist, Ltd.	4,460	23,260
*Taiga Building Products, Ltd.	188	374
Tamarack Valley Energy, Ltd.	211,262	637,628
*Taseko Mines, Ltd.	1,180	1,258
#*Taseko Mines, Ltd.	31,756	34,296
TELUS Corp.	2,166	34,887
TerraVest Industries, Inc.	32	755
Tidewater Midstream and Infrastructure, Ltd.	1,356	987
#*Tilray Brands, Inc.	58,937	106,087
#*Tilray Brands, Inc.	28,358	50,455
*Torex Gold Resources, Inc.	34,844	335,577
Total Energy Services, Inc.	9,272	55,301
#*Touchstone Exploration, Inc.	4,232	2,805
TransAlta Corp.	1,110	8,116
TransAlta Corp.	91,371	668,836
*Transat AT, Inc.	8,000	17,346
Transcontinental, Inc., Class A	26,736	196,632
*»Trevali Mining Corp.	404	—
Trican Well Service, Ltd.	106,413	359,501
Tricon Residential, Inc.	76,005	503,913
Tricon Residential, Inc.	5,324	35,244

10

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Triple Flag Precious Metals Corp.	10,252	$130,195
Triple Flag Precious Metals Corp.	4,000	51,280
*Trisura Group, Ltd.	19,455	427,288
Vecima Networks, Inc.	1,891	22,312
Vermilion Energy, Inc.	1,215	17,513
Vermilion Energy, Inc.	59,346	855,769
*Victoria Gold Corp.	4,595	19,164
*Viemed Healthcare, Inc.	1,607	10,140
*Viemed Healthcare, Inc.	5,448	34,377
*Vitalhub Corp.	3,136	6,291
Wajax Corp.	7,783	167,405
Wall Financial Corp.	10	130
#*Well Health Technologies Corp.	70,662	188,330
*Wesdome Gold Mines, Ltd.	59,179	316,303
Westshore Terminals Investment Corp.	17,241	290,486
Whitecap Resources, Inc.	133,166	1,027,342
#*WildBrain, Ltd.	9,245	9,057
Winpak, Ltd.	9,293	252,767
*Xtract One Technologies, Inc.	4,734	2,387
*Yangarra Resources, Ltd.	7,700	9,596
Yellow Pages, Ltd.	835	6,995

TOTAL CANADA		78,879,156

CHINA — (0.0%)
*AustAsia Group, Ltd.	46,260	9,696
SIIC Environment Holdings, Ltd.	66,500	9,465

TOTAL CHINA		19,161

DENMARK — (2.3%)
*ALK-Abello A/S	22,809	252,434
Alm Brand A/S	364,413	526,388
#*Ambu A/S, Class B	58,322	573,858
*Bang & Olufsen A/S	16,553	20,183
BankNordik P/F	1,326	29,764
#*Bavarian Nordic A/S	11,721	222,839
#*Bioporto A/S	21,781	5,058
*Brodrene Hartmann A/S	141	7,009
cBrain A/S	2,199	56,740
Chemometec A/S	4,532	186,765
Columbus A/S	3,040	2,626
D/S Norden A/S	8,332	472,686
DFDS A/S	13,523	389,909
FLSmidth & Co. A/S	26,536	992,843
*GN Store Nord AS	33,112	550,042
#GronlandsBANKEN A/S	4	348
H Lundbeck A/S	85,911	447,966
H Lundbeck A/S, Class A	15,848	71,639
*H+H International A/S, Class B	2,378	26,739
ISS A/S	57,152	825,551
Jeudan A/S	1,036	33,598
*Jyske Bank A/S, Registered	16,443	1,155,447
Matas A/S	12,906	167,783
#*MT Hoejgaard Holding A/S	31	465
#*ΩNetcompany Group A/S	17,121	533,899
*Nilfisk Holding A/S	4,503	72,060
*NKT A/S	20,217	1,013,520
*ΩNNIT A/S	2,357	27,037
North Media A/S	1,331	10,763
*NTG Nordic Transport Group A/S	2,804	110,987

11

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
Per Aarsleff Holding A/S	6,427	$280,786
Ringkjoebing Landbobank A/S	9,205	1,252,084
ROCKWOOL A/S, Class A	153	33,801
ROCKWOOL A/S, Class B	2,939	652,616
Royal Unibrew A/S	18,114	1,307,755
*RTX A/S	98	1,035
ΩScandinavian Tobacco Group A/S	19,790	293,430
Schouw & Co. A/S	3,483	214,563
Solar A/S, B Shares	1,992	118,622
SP Group A/S	533	15,096
Spar Nord Bank A/S	37,843	572,360
Sparekassen Sjaelland-Fyn A/S	6,161	180,607
Sydbank AS	21,054	912,364
*TCM Group A/S	789	4,402
Tivoli A/S	26	2,673
Topdanmark AS	15,262	682,984
TORM PLC, Class A	13,369	407,430
#Vestjysk Bank A/S	39,494	22,372
*Zealand Pharma A/S	20,548	852,026

TOTAL DENMARK		16,593,952

FINLAND — (2.0%)
*Afarak Group SE	8,843	4,337
Aktia Bank OYJ	16,568	156,211
Alandsbanken Abp, Class B	195	6,555
Alma Media OYJ	191	1,765
#Anora Group OYJ	5,553	24,006
#Aspo OYJ	646	4,029
Atria OYJ	1,302	14,340
Bittium OYJ	4,530	20,135
Cargotec OYJ, Class B	10,918	429,533
Citycon OYJ	32,439	171,235
Digia OYJ	56	296
ΩEnento Group OYJ	4,785	85,072
Enersense International OYJ	4	17
eQ Oyj	930	14,391
#Evli OYJ, Class B	16	302
#*Finnair OYJ	110,738	6,742
Fiskars OYJ Abp	10,139	154,967
F-Secure OYJ	4,370	7,853
#Gofore OYJ	217	5,023
Harvia OYJ	6,662	163,651
#*HKScan OYJ, A Shares	1,545	1,225
Huhtamaki OYJ	31,958	1,094,801
*Incap Oyj	1,794	11,283
Kamux Corp.	12,960	69,864
Kemira OYJ	36,302	586,315
Kesko OYJ, Class A	810	13,938
Kesko OYJ, Class B	58,163	981,505
Kojamo OYJ	19,900	169,537
Konecranes OYJ	21,726	709,832
Lassila & Tikanoja OYJ	5,787	57,254
Marimekko OYJ	6,515	75,062
Metsa Board OYJ	45,657	344,574
Metsa Board OYJ	28	242
Musti Group OYJ	8,861	174,303
NoHo Partners OYJ	1,142	8,908
Nokian Renkaat OYJ	64,867	488,729
Olvi OYJ, A Shares	4,233	125,057

12

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
Oma Saastopankki OYJ	3,480	$76,510
Orion OYJ, Class A	4,006	158,788
Orion OYJ, Class B	33,825	1,342,174
#Outokumpu OYJ	149,514	612,077
*Pihlajalinna OYJ	486	3,776
Ponsse OYJ	172	4,509
Puuilo OYJ	14,483	121,014
*QT Group OYJ	9,809	571,285
Raisio OYJ, Class V	73,358	153,684
Sanoma OYJ	11,394	88,038
Scanfil OYJ	2,927	23,575
Siili Solutions OYJ	20	182
*SRV Group Oyj	36	131
*Stockmann OYJ Abp, Class B	8,434	19,568
Suominen Oyj	124	351
Taaleri OYJ	1,665	14,836
#*Tecnotree OYJ	45,150	16,751
ΩTerveystalo OYJ	36,986	255,286
TietoEVRY OYJ	29,187	610,229
Tokmanni Group Corp.	33,321	449,061
Uponor OYJ	26,953	813,658
Vaisala OYJ, A Shares	2,879	97,988
Valmet OYJ	57,165	1,278,564
Wartsila OYJ Abp	150,790	1,791,495
#*WithSecure OYJ	14,553	13,075
YIT OYJ	40,468	71,947

TOTAL FINLAND		14,771,441

FRANCE — (4.9%)
ABC arbitrage	10,025	51,234
*Air France-KLM	15,362	172,997
AKWEL SADIR	3,768	57,750
ΩALD SA	35,489	237,639
Alten SA	10,034	1,180,446
*ΩAramis Group SAS	2,390	8,135
Arkema SA	17,524	1,637,058
Assystem SA	46	1,838
#*Atos SE	46,530	324,014
Aubay	2,536	84,840
Axway Software SA	543	13,086
*Bastide le Confort Medical	131	2,887
#*Believe SA	1,458	14,856
Beneteau SACA	13,632	163,975
#Boiron SA	275	11,438
Bonduelle SCA	7,065	74,677
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	4	192
Catana Group	5,523	33,276
CBo Territoria	132	493
*Cegedim SA	3,273	59,505
*CGG SA	346,119	243,656
Cie des Alpes	7,503	105,161
Cie Plastic Omnium SE	21,039	235,726
*Claranova SE	10,892	15,727
#Clariane SE	27,696	104,277
Coface SA	44,826	539,199
Derichebourg SA	62,890	271,351
*Ekinops SAS	4,871	22,397
#*ΩElior Group SA	22,664	42,833
Elis SA	69,691	1,139,577

13

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Equasens	1,556	$106,412
Eramet SA	3,790	261,394
*ESI Group	365	57,485
Esso SA Francaise	26	1,590
Etablissements Maurel et Prom SA	20,622	122,393
Eurazeo SE	14,342	805,730
*Euroapi SA	1,146	5,990
ΩEuronext NV	17,559	1,221,244
#Eutelsat Communications SACA	59,046	251,520
*Exail Technologies SA	242	4,318
*Exclusive Networks SA	8,907	141,409
Exel Industries SA, Class A	4	189
Fnac Darty SA	7,945	186,265
*Forvia SE	57,492	962,586
Gaztransport Et Technigaz SA	14,199	1,811,514
GL Events SACA	2,324	39,648
Groupe Crit SA	12	786
Guerbet	4,054	73,961
*Haulotte Group SA	146	329
*HEXAOM SA	24	368
*ID Logistics Group SACA	827	223,781
Imerys SA	9,784	258,750
Infotel SA	242	11,101
#*Innate Pharma SA	34,565	82,935
Interparfums SA	4,349	204,792
IPSOS SA	17,176	832,593
Jacquet Metals SACA	4,721	74,852
*JCDecaux SE	10,175	158,744
Kaufman & Broad SA	4,997	132,574
#*La Francaise De L’energie SACA	865	36,709
ΩLa Francaise des Jeux SAEM	25,765	828,450
Laurent-Perrier	18	2,245
Lectra	4,687	118,405
Linedata Services	4	219
LISI SA	4,651	107,417
LNA Sante SA	1,788	38,271
*Lumibird	784	11,237
Manitou BF SA	3,133	66,033
Mersen SA	9,028	298,684
Metropole Television SA	16,964	212,124
ΩNeoen SA	18,812	494,723
Neurones	1,075	39,031
Nexans SA	11,251	793,220
Nexity SA	6,826	95,095
NRJ Group	348	2,369
Oeneo SA	230	3,160
*OL Groupe SA	44	97
*Pierre Et Vacances SA	22,140	29,627
*Prodways Group SA	386	380
Quadient SA	14,047	292,797
Rexel SA	87,024	1,769,326
Robertet SA	165	134,292
Rubis SCA	34,420	747,288
Savencia SA	382	22,369
SCOR SE	60,234	1,792,243
SEB SA	8,210	808,356
Seche Environnement SACA	1,317	135,449
SES SA	114,975	669,018

14

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
#*SES-imagotag SA	2,984	$297,747
Societe BIC SA	7,762	486,115
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	19	2,089
Societe LDC SADIR	883	115,734
Societe pour l’Informatique Industrielle	2,874	136,399
*SOITEC	9,130	1,355,888
Sopra Steria Group SACA	5,755	1,029,862
SPIE SA	45,577	1,196,669
*ΩSRP Groupe SA	858	925
Stef SA	723	77,644
Sword Group	1,806	65,572
Synergie SE	36	1,128
Technip Energies NV	52,032	1,135,710
Television Francaise 1 SA	18,238	128,389
TFF Group	955	42,094
Thermador Groupe	2,061	146,176
Trigano SA	3,292	430,782
*Ubisoft Entertainment SA	34,895	991,446
Valeo SE	76,403	1,004,633
*Vallourec SACA	52,887	633,088
ΩVerallia SA	21,588	701,444
Vetoquinol SA	1,163	97,975
Vicat SACA	6,557	200,993
VIEL & Cie SA	64	537
Virbac SACA	1,362	390,142
*Voltalia SA, Registered	11,662	97,258
Vranken-Pommery Monopole SA	12	197
Wavestone	4,174	189,493
*ΩX-Fab Silicon Foundries SE	26,282	237,243

TOTAL FRANCE		35,627,499

GERMANY — (6.0%)
1&1 AG	12,987	222,657
7C Solarparken AG	21,544	73,554
*About You Holding SE	5,766	23,879
Adesso SE	482	45,394
*Adtran Networks SE	5,848	123,504
AIXTRON SE	5,661	158,329
All for One Group SE	29	1,122
AlzChem Group AG	167	3,901
Amadeus Fire AG	2,046	235,727
Atoss Software AG	1,469	308,995
ΩAumann AG	60	799
Aurubis AG	3,985	327,116
#*ΩAuto1 Group SE	58,165	340,603
#BayWa AG	5,585	185,956
BayWa AG	4	194
Bechtle AG	29,012	1,290,417
ΩBefesa SA	10,877	316,628
Bertrandt AG	2,121	102,343
Bijou Brigitte AG	1,157	42,436
Bilfinger SE	22,581	826,318
*Borussia Dortmund GmbH & Co. KGaA	32,329	127,119
#BRANICKS Group AG	1,559	6,427
CANCOM SE	19,490	484,536
*CECONOMY AG	90,340	170,927
CENIT AG	16	200
Cewe Stiftung & Co. KGaA	1,702	154,176
*Cherry SE	5,852	14,165

15

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
CompuGroup Medical SE & Co. KGaA	12,342	$450,593
CropEnergies AG	3,556	30,521
CTS Eventim AG & Co. KGaA	24,145	1,455,994
Dermapharm Holding SE	7,106	273,854
Deutz AG	22,993	92,792
*DFV Deutsche Familienversicherung AG	21	144
Draegerwerk AG & Co. KGaA	634	28,481
Duerr AG	24,408	499,734
ΩDWS Group GmbH & Co. KGaA	13,238	387,036
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,785	70,074
EDAG Engineering Group AG	90	1,189
#Elmos Semiconductor SE	3,612	235,564
ElringKlinger AG	6,630	37,282
#*Encavis AG	54,023	702,647
Energiekontor AG	2,801	206,359
*Evotec SE	24,547	422,146
Fielmann Group AG	6,343	272,340
*flatexDEGIRO AG	31,332	316,344
FORTEC Elektronik AG	12	292
*Fraport AG Frankfurt Airport Services Worldwide	13,037	643,947
Freenet AG	46,840	1,185,271
FUCHS SE	8,595	287,993
GEA Group AG	49,565	1,688,543
Gerresheimer AG	14,960	1,389,943
Gesco SE	485	10,714
GFT Technologies SE	5,398	160,787
*Grammer AG	12	141
*Grand City Properties SA	17,379	154,948
H&R GmbH & Co. KGaA	1,924	9,640
#Hamburger Hafen und Logistik AG	11,384	201,431
Hawesko Holding SE	104	3,419
#*Heidelberger Druckmaschinen AG	94,918	113,371
*HelloFresh SE	62,572	1,359,815
Hensoldt AG	15,282	450,673
*Highlight Communications AG	18	52
HOCHTIEF AG	9,275	956,842
Hornbach Holding AG & Co. KGaA	4,291	255,355
HUGO BOSS AG	28,868	1,681,299
#*Hypoport SE	1,377	167,527
Indus Holding AG	6,118	118,859
Init Innovation in Traffic Systems SE	95	2,591
ΩInstone Real Estate Group SE	9,542	54,262
IVU Traffic Technologies AG	1,148	16,915
Jenoptik AG	23,525	556,004
ΩJOST Werke SE	4,235	193,829
K+S AG, Registered	25,394	425,976
KION Group AG	35,484	1,081,694
Kloeckner & Co. SE	9,307	95,031
Kloeckner & Co. SE	364	2,255
Knaus Tabbert AG	1,473	67,261
*Koenig & Bauer AG	5,084	57,822
Kontron AG	22,128	444,398
Krones AG	5,635	546,781
KWS Saat SE & Co. KGaA	4,045	228,316
LANXESS AG	9,016	205,847
*LEG Immobilien SE	26,464	1,645,906
*LPKF Laser & Electronics SE	7,440	56,386
#*Medios AG	6,668	104,594

16

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
*METRO AG	44,233	$280,527
MLP SE	31,436	151,852
Mutares SE & Co. KGaA	6,913	207,521
#*Nagarro SE	3,763	264,305
Nemetschek SE	9,975	742,271
New Work SE	628	44,873
Nexus AG	3,019	146,950
#*Nordex SE	47,212	495,340
Norma Group SE	12,466	218,995
OHB SE	32	1,453
Pfeiffer Vacuum Technology AG	1,327	204,506
*ProCredit Holding AG & Co. KGaA	7,130	51,097
#ProSiebenSat.1 Media SE	65,992	368,161
#PSI Software SE	2,230	52,446
Puma SE	7,886	444,284
*PVA TePla AG	8,393	126,950
*q.beyond AG	5,492	3,309
Rational AG	38	21,589
*ΩRedcare Pharmacy NV	3,381	376,135
RTL Group SA	8,501	296,165
SAF-Holland SE	1,262	16,808
Salzgitter AG	19,198	477,276
Schloss Wachenheim AG	12	211
ΩScout24 SE	10,582	648,966
Secunet Security Networks AG	519	70,329
#*SGL Carbon SE	25,500	156,196
Siltronic AG	8,856	757,291
Sixt SE	7,045	605,408
*SMA Solar Technology AG	2,254	137,589
Stabilus SE	13,288	841,324
Stemmer Imaging AG	16	440
Stroeer SE & Co. KGaA	8,882	405,951
Suedzucker AG	24,932	376,851
SUESS MicroTec SE	8,208	141,590
Synlab AG	15,679	164,319
*TAG Immobilien AG	82,407	895,870
Takkt AG	9,676	123,754
*ΩTeamViewer SE	56,836	870,800
Technotrans SE	30	525
Telefonica Deutschland Holding AG	11,588	19,641
thyssenkrupp AG	254,370	1,763,251
United Internet AG	29,430	611,265
USU Software AG	24	443
*Varta AG	785	15,840
#VERBIO Vereinigte BioEnergie AG	6,987	235,369
*Vitesco Technologies Group AG	8,069	785,518
Vossloh AG	3,118	120,789
#Wacker Chemie AG	5,964	728,109
Wacker Neuson SE	15,667	286,489
Washtec AG	2,596	82,182
*Westwing Group SE	1,755	13,319
Wuestenrot & Wuerttembergische AG	10,253	142,187
#Zeal Network SE	3,036	97,876

TOTAL GERMANY		43,789,751

HONG KONG — (2.3%)
*Aidigong Maternal & Child Health, Ltd.	1,318,000	41,774
Analogue Holdings, Ltd.	2,000	337
ASMPT, Ltd.	129,800	1,094,855

17

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
Bank of East Asia, Ltd. (The)	404,826	$480,125
Bright Smart Securities & Commodities Group, Ltd.	338,000	58,316
Cafe de Coral Holdings, Ltd.	48,000	60,425
#*Central New Energy Holding Group, Ltd.	41,000	88,240
*China Energy Development Holdings, Ltd.	524,000	5,424
Chow Sang Sang Holdings International, Ltd.	126,000	144,927
CITIC Telecom International Holdings, Ltd.	577,000	219,751
CK Life Sciences International Holdings, Inc.	1,086,000	97,155
*C-Mer Eye Care Holdings, Ltd.	184,000	89,829
#*Cowell e Holdings, Inc.	174,000	417,177
ΩCrystal International Group, Ltd.	165,000	49,977
Dah Sing Banking Group, Ltd.	190,000	124,569
Dah Sing Financial Holdings, Ltd.	75,600	170,821
EC Healthcare	164,000	51,351
Emperor Watch & Jewellery, Ltd.	10,000	218
*Esprit Holdings, Ltd.	1,697,500	71,591
Fairwood Holdings, Ltd.	500	685
Far East Consortium International, Ltd.	537,900	110,679
First Pacific Co., Ltd.	954,000	360,893
*ΩFIT Hon Teng, Ltd.	646,000	86,688
*ΩFosun Tourism Group	81,400	69,805
*ΩFrontage Holdings Corp.	250,000	62,303
FSE Lifestyle Services, Ltd.	16,000	11,921
Giordano International, Ltd.	390,000	111,149
Great Eagle Holdings, Ltd.	7,031	11,448
*Greentech Technology International, Ltd.	168,000	9,662
Guotai Junan International Holdings, Ltd.	1,584,000	125,512
*Haitong International Securities Group, Ltd.	1,903,600	343,030
Hang Lung Group, Ltd.	153,000	203,750
*Hao Tian International Construction Investment Group, Ltd.	928,000	116,228
HK Electric Investments & HK Electric Investments, Ltd.	725,500	402,407
HKBN, Ltd.	435,000	150,660
HKR International, Ltd.	800	166
*Hongkong & Shanghai Hotels, Ltd. (The)	125,500	96,716
ΩHonma Golf, Ltd.	500	208
Hutchison Telecommunications Hong Kong Holdings, Ltd.	164,000	22,008
Hysan Development Co., Ltd.	207,000	380,952
*IGG, Inc.	532,000	186,974
International Housewares Retail Co., Ltd.	94,000	25,709
*IRC, Ltd.	1,480,000	17,023
*ITC Properties Group, Ltd.	1,000	88
Jacobson Pharma Corp., Ltd.	4,000	332
JBM Healthcare, Ltd.	1,018	154
Johnson Electric Holdings, Ltd.	217,000	268,733
K Wah International Holdings, Ltd.	484,000	129,898
Kerry Logistics Network, Ltd.	111,500	94,477
Kerry Properties, Ltd.	298,000	501,199
Kowloon Development Co., Ltd.	151,000	133,157
KRP Development Holdings, Ltd.	500	59
L’Occitane International SA	85,250	218,992
Luk Fook Holdings International, Ltd.	123,000	304,647
Man Wah Holdings, Ltd.	600,800	373,168
#*MECOM Power and Construction, Ltd.	298,500	16,213
*Melco International Development, Ltd.	447,000	311,345
Modern Dental Group, Ltd.	115,000	49,530
*Mongolian Mining Corp.	360,000	147,688
NagaCorp., Ltd.	364,253	156,416
*NEW Concepts Holdings, Ltd.	236,000	21,113

18

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
*New Focus Auto Tech Holdings, Ltd.	5,504,000	$175,856
New World Development Co., Ltd.	421,000	771,559
Nissin Foods Co., Ltd.	76,000	57,986
Oriental Watch Holdings	22,000	10,600
Pacific Basin Shipping, Ltd.	2,029,000	586,042
Pacific Textiles Holdings, Ltd.	364,000	69,315
PAX Global Technology, Ltd.	7,000	4,831
PC Partner Group, Ltd.	72,000	28,617
PCCW, Ltd.	837,000	409,696
Pentamaster International, Ltd.	8,000	910
Perfect Medical Health Management, Ltd.	105,000	49,248
Pico Far East Holdings, Ltd.	4,000	700
Public Financial Holdings, Ltd.	2,000	455
*Sa Sa International Holdings, Ltd.	344,000	44,843
Samson Holding, Ltd.	4,000	123
*ΩSamsonite International SA	503,400	1,556,920
*Shangri-La Asia, Ltd.	408,000	260,195
*Shun Tak Holdings, Ltd.	822,000	107,154
SITC International Holdings Co., Ltd.	365,000	561,639
#*SJM Holdings, Ltd.	770,249	266,771
SmarTone Telecommunications Holdings, Ltd.	131,500	68,568
#*Solomon Systech International, Ltd.	506,000	20,694
Stella International Holdings, Ltd.	169,500	191,496
SUNeVision Holdings, Ltd.	244,000	90,745
Tai Hing Group Holdings, Ltd.	2,000	220
*Television Broadcasts, Ltd.	29,500	13,648
#*Texhong International Group, Ltd.	158,500	86,496
*Theme International Holdings, Ltd.	1,440,000	106,740
*TOM Group, Ltd.	2,000	169
*Tongda Group Holdings, Ltd.	280,000	3,900
Town Health International Medical Group, Ltd.	650,000	26,583
Tradelink Electronic Commerce, Ltd.	4,000	450
Transport International Holdings, Ltd.	8,403	10,267
United Laboratories International Holdings, Ltd. (The)	640,000	653,529
Value Partners Group, Ltd.	431,000	148,723
Vesync Co., Ltd.	108,000	68,047
Vitasoy International Holdings, Ltd.	284,000	349,891
*Vobile Group, Ltd.	310,000	79,633
#*ΩVPower Group International Holdings, Ltd.	586,000	32,578
VSTECS Holdings, Ltd.	370,000	186,783
VTech Holdings, Ltd.	57,500	334,729
Wang On Group, Ltd.	920,000	4,821
*Xingye Alloy Materials Group, Ltd.	1,000	136
Yue Yuen Industrial Holdings, Ltd.	273,500	320,177
*Yunfeng Financial Group, Ltd.	2,000	233
#*Zensun Enterprises, Ltd.	378,000	8,068

TOTAL HONG KONG		16,671,431

IRELAND — (0.3%)
AIB Group PLC	24,921	107,842
Bank of Ireland Group PLC	14,333	128,018
Cairn Homes PLC	173,312	204,076
Dalata Hotel Group PLC	94,250	399,487
FBD Holdings PLC	3,144	38,882
Glanbia PLC	56,539	889,258
*ΩGlenveagh Properties PLC	139,999	134,957
Irish Continental Group PLC	27,175	123,514
*Permanent TSB Group Holdings PLC	21,711	43,143

19

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
IRELAND — (Continued)

TOTAL IRELAND		$2,069,177

ISRAEL — (0.8%)
*AFI Properties, Ltd.	80	2,157
Africa Israel Residences, Ltd.	3,246	137,525
Alrov Properties and Lodgings, Ltd.	190	5,363
Arad, Ltd.	3,842	54,132
#*Argo Properties NV	4,549	55,829
*Ashdod Refinery, Ltd.	2,709	53,148
Ashtrom Group, Ltd.	4,495	48,344
Atreyu Capital Markets, Ltd.	2,588	27,559
AudioCodes, Ltd.	7,143	56,144
AudioCodes, Ltd.	968	7,446
#Aura Investments, Ltd.	63,479	131,805
Automatic Bank Services, Ltd.	3,317	10,331
*Avgol Industries 1953, Ltd.	1,020	360
*Azorim-Investment Development & Construction Co., Ltd.	32,667	102,146
Bet Shemesh Engines Holdings 1997, Ltd.	2,291	52,553
*BioLine RX, Ltd.	99,360	9,505
Blue Square Real Estate, Ltd.	1,534	75,078
*Brack Capital Properties NV	12	681
*Camtek, Ltd.	3,794	196,473
*Cellcom Israel, Ltd.	2,235	5,496
*Clal Insurance Enterprises Holdings, Ltd.	31,672	395,200
Danel Adir Yeoshua, Ltd.	2,282	163,526
Delek Automotive Systems, Ltd.	2,682	12,371
Delta Galil, Ltd.	2,679	84,564
Delta Israel Brands, Ltd.	872	7,633
*Doral Group Renewable Energy Resources, Ltd.	15,788	21,136
*El Al Israel Airlines	44,370	31,565
Electra Consumer Products 1970, Ltd.	3,050	44,164
#Electra Real Estate, Ltd.	9,616	77,369
*Enlight Renewable Energy, Ltd.	1	8
*Equital, Ltd.	3,165	68,756
FMS Enterprises Migun, Ltd.	16	496
Formula Systems 1985, Ltd.	4,128	233,769
Fox Wizel, Ltd.	862	48,900
*Gilat Satellite Networks, Ltd.	18,817	112,561
Hilan, Ltd.	4,115	176,580
IDI Insurance Co., Ltd.	3,519	68,779
Ilex Medical, Ltd.	821	12,331
Inrom Construction Industries, Ltd.	30,320	71,949
Israel Canada T.R, Ltd.	13,053	27,425
Israel Land Development Co., Ltd. (The)	2,749	17,131
Isras Investment Co., Ltd.	446	75,363
*Kamada, Ltd.	12,144	51,005
Kardan Real Estate Enterprise & Development, Ltd.	28,311	23,584
Kerur Holdings, Ltd.	36	681
#Kvutzat Acro, Ltd.	7,909	63,830
Lapidoth Capital, Ltd.	2,054	27,752
M Yochananof & Sons, Ltd.	1,918	68,839
Magic Software Enterprises, Ltd.	13,082	131,082
Matrix IT, Ltd.	14,954	252,354
Max Stock, Ltd.	22,718	34,817
#Maytronics, Ltd.	24,058	223,599
Mediterranean Towers, Ltd.	29,497	51,184
Mega Or Holdings, Ltd.	9,278	126,916
Meitav Investment House, Ltd.	2,881	8,403
Menora Mivtachim Holdings, Ltd.	1,934	38,484

20

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Meshulam Levinstein Contracting & Engineering, Ltd.	407	$22,213
Migdal Insurance & Financial Holdings, Ltd.	132,754	124,696
Naphtha Israel Petroleum Corp., Ltd.	10,339	39,638
*Nayax, Ltd.	1,817	36,789
Oil Refineries, Ltd.	974,421	266,876
One Software Technologies, Ltd.	9,498	96,329
*OY Nofar Energy, Ltd.	1,658	29,512
*Partner Communications Co., Ltd.	1,044	3,791
*Paz Oil Co., Ltd.	3,004	213,333
*Perion Network, Ltd.	12,005	308,022
Plasson Industries, Ltd.	950	32,242
*Pluri, Inc.	124	59
Prashkovsky Investments and Construction, Ltd.	3,463	62,968
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,517	135,632
Rapac Communication & Infrastructure, Ltd.	20	109
Retailors, Ltd.	4,524	78,279
Sano-Brunos Enterprises, Ltd., Class 1	103	6,233
*Scope Metals Group, Ltd.	2,720	69,991
*Shikun & Binui, Ltd.	53,748	121,431
*Shufersal, Ltd.	35,564	149,709
Suny Cellular Communication, Ltd.	424	86
Tadiran Group, Ltd.	522	26,838
ΩTamar Petroleum, Ltd.	19,835	70,357
*Tel Aviv Stock Exchange, Ltd.	30,400	135,260
Telsys, Ltd.	944	56,487
YH Dimri Construction & Development, Ltd.	1,651	88,599

TOTAL ISRAEL		6,061,660

ITALY — (4.2%)
A2A SpA	685,773	1,283,736
ACEA SpA	17,646	212,072
Alerion Cleanpower SpA	48	1,185
Amplifon SpA	34,532	972,373
ΩAnima Holding SpA	86,629	353,083
Ariston Holding NV	2,422	13,543
Arnoldo Mondadori Editore SpA	70,758	154,818
#Ascopiave SpA	26,020	57,757
#*Avio SpA	4,991	38,617
Azimut Holding SpA	43,674	917,732
Banca Generali SpA	22,145	716,733
Banca IFIS SpA	9,330	159,072
Banca Mediolanum SpA	49,669	404,568
*Banca Monte dei Paschi di Siena SpA	114,211	307,961
Banca Popolare di Sondrio SPA	215,759	1,174,500
Banca Profilo SpA	1,324	284
ΩBanca Sistema SpA	200	232
Banco BPM SpA	559,684	2,853,231
Banco di Desio e della Brianza SpA	200	696
#BF SpA	3,440	12,654
Biesse SpA	4,422	46,694
BPER Banca	408,543	1,325,291
Brembo SpA	41,937	449,925
Brunello Cucinelli SpA	12,924	1,036,166
Buzzi SpA	32,765	865,819
Cairo Communication SpA	40,180	68,887
ΩCarel Industries SpA	10,885	226,428
Cembre SpA	435	14,759
Cementir Holding NV	16,052	133,530
*CIR SpA-Compagnie Industriali	212,505	86,591

21

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Credito Emiliano SpA	25,500	$206,195
d’Amico International Shipping SA	16,442	86,201
Danieli & C Officine Meccaniche SpA	4,838	127,845
Danieli & C Officine Meccaniche SpA	14,923	300,646
Datalogic SpA	13,680	81,843
De’ Longhi SpA	21,990	490,903
DiaSorin SpA	1,782	159,163
#ΩdoValue SpA	2,277	7,822
El.En. SpA	11,012	102,546
Elica SpA	92	169
Emak SpA	284	267
ΩEnav SpA	73,119	242,991
ERG SpA	15,356	376,567
Esprinet SpA	7,279	34,315
*Eurotech SpA	144	301
Fila SpA	12,362	92,643
#*Fincantieri SpA	41,290	21,996
FNM SpA	640	277
*Garofalo Health Care SpA	156	737
Gefran SpA	28	219
#*Geox SpA	384	255
GPI SpA	1,006	7,964
Gruppo MutuiOnline SpA	7,585	213,262
*ΩGVS SpA	2,868	12,793
Hera SpA	249,248	699,213
Illimity Bank SpA	8,404	42,763
IMMSI SpA	19,305	9,682
Interpump Group SpA	30,559	1,272,659
Iren SpA	239,136	477,478
Italgas SpA	172,991	877,325
Italian Sea Group SPA (The)	3,195	23,471
*Iveco Group NV	125,977	1,059,141
#IVS Group SA	8,486	47,181
#*Juventus Football Club SpA	47,113	12,579
#*Landi Renzo SpA	39,316	15,958
Leonardo SpA	145,871	2,194,841
LU-VE SpA	913	16,985
Maire Tecnimont SpA	98,203	455,686
MARR SpA	4,200	49,721
#Mfe Mediaforeurope NV, Class B	24,015	63,587
MFE-MediaForEurope NV, Class A	70,493	127,742
*Newlat Food SpA	5,613	34,886
Openjobmetis Spa agenzia per il lavoro	52	500
Orsero SpA	4,505	70,284
ΩOVS SpA	104,878	185,241
#Pharmanutra SpA	1,015	51,765
Piaggio & C SpA	89,454	239,976
ΩPiovan SpA	68	611
ΩPirelli & C SpA	129,571	575,357
ΩRAI Way SpA	32,894	163,415
Reply SpA	7,078	664,729
Rizzoli Corriere Della Sera Mediagroup SpA	2,544	1,882
*Sabaf SpA	44	670
SAES Getters SpA	558	19,523
Salcef Group SpA	60	1,424
Salvatore Ferragamo SpA	12,920	157,596
Sanlorenzo SpA	2,469	87,687
Saras SpA	273,791	397,199

22

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Sesa SpA	3,442	$346,539
*Sogefi SpA	23,334	38,476
SOL SpA	8,887	255,506
ΩTechnogym SpA	79,321	595,702
*Telecom Italia SpA/Milano	3,748,188	967,088
#*Tesmec SpA	117,759	13,443
Tinexta Spa	4,780	82,103
*Tod’s SpA	4,545	151,809
#ΩUnieuro SpA	8,638	79,891
Unipol Gruppo SpA	152,979	826,608
UnipolSai Assicurazioni SpA	127,947	302,668
#Webuild SpA	169,991	305,817
Wiit SpA	192	2,999
Zignago Vetro SpA	11,225	146,650

TOTAL ITALY		30,670,913

JAPAN — (24.8%)
&Do Holdings Co., Ltd.	1,800	11,683
77 Bank, Ltd. (The)	23,000	506,488
A&D HOLON Holdings Co., Ltd.	15,300	152,146
*Access Co., Ltd.	3,400	16,928
Achilles Corp.	2,500	25,389
AD Works Group Co., Ltd.	52,800	88,555
Adastria Co., Ltd.	14,400	299,515
ADEKA Corp.	36,600	603,938
Adtec Plasma Technology Co., Ltd.	1,200	10,927
Advan Group Co., Ltd.	1,900	12,621
Advance Create Co., Ltd.	1,400	8,828
#Adventure, Inc.	400	13,391
Adways, Inc.	1,600	5,747
Aeon Delight Co., Ltd.	2,100	46,037
#Aeon Fantasy Co., Ltd.	3,300	58,550
Aeon Hokkaido Corp.	11,600	67,174
AFC-HD AMS Life Science Co., Ltd.	3,900	19,726
#Ahresty Corp.	9,100	43,984
Ai Holdings Corp.	5,900	90,383
Aica Kogyo Co., Ltd.	19,800	452,101
Aichi Financial Group, Inc.	1,332	20,730
Aichi Steel Corp.	5,100	117,696
Aida Engineering, Ltd.	14,600	85,607
#*Aidma Holdings, Inc.	2,400	27,654
Aiming, Inc.	9,700	16,076
Ain Holdings, Inc.	6,100	170,862
Airport Facilities Co., Ltd.	6,900	25,514
Airtech Japan, Ltd.	3,900	35,332
Airtrip Corp.	9,500	112,724
Aisan Industry Co., Ltd.	15,200	119,035
AIT Corp.	2,000	21,724
#*Akebono Brake Industry Co., Ltd.	45,900	36,673
Akita Bank, Ltd. (The)	5,000	68,705
Albis Co., Ltd.	2,000	32,817
Alconix Corp.	6,700	60,256
Alinco, Inc.	2,500	15,616
Alleanza Holdings Co., Ltd.	100	664
*Allied Telesis Holdings KK	3,300	2,157
Alpen Co., Ltd.	10,200	131,672
Alpha Systems, Inc.	1,800	32,733
Alps Alpine Co., Ltd.	95,600	775,809
Alps Logistics Co., Ltd.	4,400	45,614

23

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Altech Corp.	2,900	$48,887
Amano Corp.	22,300	452,199
Amiyaki Tei Co., Ltd.	500	12,117
Amvis Holdings, Inc.	6,400	108,058
Anabuki Kosan, Inc.	1,400	18,063
Anest Iwata Corp.	6,400	47,077
#*AnGes, Inc.	140,400	78,801
Anicom Holdings, Inc.	37,800	135,530
Anritsu Corp.	66,000	488,970
AOKI Holdings, Inc.	29,000	188,042
Aoyama Trading Co., Ltd.	34,700	343,689
Aoyama Zaisan Networks Co., Ltd.	5,800	40,442
#Aozora Bank, Ltd.	33,100	670,109
Arakawa Chemical Industries, Ltd.	4,500	30,159
Arata Corp.	2,300	84,744
Araya Industrial Co., Ltd.	900	18,571
ARCLANDS Corp.	23,437	249,621
Arcs Co., Ltd.	18,700	355,244
Ardepro Co., Ltd.	120	303
ARE Holdings, Inc.	37,900	477,989
Arealink Co., Ltd.	2,600	46,989
Argo Graphics, Inc.	3,700	80,013
Arisawa Manufacturing Co., Ltd.	16,200	113,923
As One Corp.	4,400	138,846
Asahi Co., Ltd.	5,900	50,645
Asahi Net, Inc.	100	403
ASAHI YUKIZAI Corp.	6,500	157,087
Asanuma Corp.	5,500	128,925
Ashimori Industry Co., Ltd.	1,300	17,614
Asia Pile Holdings Corp.	7,800	38,010
ASKUL Corp.	8,400	108,546
Astena Holdings Co., Ltd.	28,800	102,501
Asti Corp.	700	16,455
#Asukanet Co., Ltd.	200	862
Ateam, Inc.	4,400	17,723
Aucnet, Inc.	3,000	34,686
Autobacs Seven Co., Ltd.	25,100	257,058
Avant Group Corp.	3,400	28,422
Avantia Co., Ltd.	100	559
Awa Bank, Ltd. (The)	10,500	172,568
Axial Retailing, Inc.	3,500	88,861
AZ-COM MARUWA Holdings, Inc.	10,700	145,545
Bando Chemical Industries, Ltd.	9,200	91,001
Bank of Iwate, Ltd. (The)	6,000	107,960
Bank of Kochi, Ltd. (The)	900	6,109
Bank of Nagoya, Ltd. (The)	2,900	115,851
Bank of Saga, Ltd. (The)	2,000	27,086
Bank of the Ryukyus, Ltd.	13,900	113,810
Baroque Japan, Ltd.	5,100	26,435
Base Co., Ltd.	800	22,213
Beenos, Inc.	6,700	62,468
Belc Co., Ltd.	1,700	79,250
Bell System24 Holdings, Inc.	16,900	172,409
Belluna Co., Ltd.	25,100	101,431
Benefit One, Inc.	7,200	51,013
Benesse Holdings, Inc.	31,300	368,813
#*Bengo4.com, Inc.	2,600	71,934
Bic Camera, Inc.	46,900	353,968

24

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
B-Lot Co., Ltd.	4,800	$25,292
BML, Inc.	4,300	80,778
#Bookoff Group Holdings, Ltd.	5,300	36,221
Br. Holdings Corp.	10,300	24,824
BrainPad, Inc.	5,600	29,878
Broadleaf Co., Ltd.	700	2,450
Bunka Shutter Co., Ltd.	36,700	307,277
Business Brain Showa-Ota, Inc.	700	9,706
C Uyemura & Co., Ltd.	2,600	140,091
Canon Electronics, Inc.	7,300	92,452
Career Design Center Co., Ltd.	1,300	16,610
#Careerlink Co., Ltd.	2,800	45,001
#Carenet, Inc.	2,000	11,304
Carlit Holdings Co., Ltd.	9,287	59,299
Carta Holdings, Inc.	2,100	16,487
Casio Computer Co., Ltd.	4,000	31,748
Cawachi, Ltd.	9,000	149,936
#Celsys, Inc.	18,900	85,736
Central Glass Co., Ltd.	5,000	93,829
Central Security Patrols Co., Ltd.	2,300	38,909
Central Sports Co., Ltd.	1,400	22,205
#Ceres, Inc.	3,700	22,819
#Change Holdings, Inc.	17,100	171,852
Charm Care Corp. KK	2,900	20,949
Chiba Kogyo Bank, Ltd. (The)	35,000	225,560
Chikaranomoto Holdings Co., Ltd.	6,300	77,832
Chilled & Frozen Logistics Holdings Co., Ltd.	3,900	35,589
Chino Corp.	1,400	18,794
*Chiyoda Corp.	78,000	181,809
Chori Co., Ltd.	3,500	67,160
Chubu Shiryo Co., Ltd.	7,800	55,882
Chuetsu Pulp & Paper Co., Ltd.	3,000	26,782
Chugin Financial Group, Inc.	31,700	250,866
Chugoku Electric Power Co., Inc. (The)	99,700	619,681
Chugoku Marine Paints, Ltd.	16,600	148,742
CI Takiron Corp.	9,900	37,915
Citizen Watch Co., Ltd.	97,200	560,306
CKD Corp.	23,400	290,945
CK-San-Etsu Co., Ltd.	400	9,376
#CMIC Holdings Co., Ltd.	7,000	78,807
CMK Corp.	33,500	145,772
Colowide Co., Ltd.	33,200	513,636
Computer Engineering & Consulting, Ltd.	10,600	107,998
Comture Corp.	5,600	73,880
Core Corp.	900	10,085
Cosmo Energy Holdings Co., Ltd.	1,200	43,580
Cota Co., Ltd.	4,511	48,433
CRE, Inc.	3,400	35,180
Create Restaurants Holdings, Inc.	23,200	159,931
Create SD Holdings Co., Ltd.	5,300	112,863
Creek & River Co., Ltd.	2,600	33,563
Cresco, Ltd.	3,700	40,092
*CrowdWorks, Inc.	1,100	9,072
CTI Engineering Co., Ltd.	3,300	98,273
CTS Co., Ltd.	7,000	30,737
Cube System, Inc.	1,300	9,125
Curves Holdings Co., Ltd.	15,500	66,935
Cybernet Systems Co., Ltd.	100	513

25

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Cybozu, Inc.	25,300	$312,063
Dai Nippon Toryo Co., Ltd.	6,500	41,160
Daicel Corp.	71,700	603,398
Dai-Dan Co., Ltd.	4,400	42,912
Daido Metal Co., Ltd.	9,300	32,178
Daido Steel Co., Ltd.	8,300	321,050
Daihatsu Diesel Manufacturing Co., Ltd.	6,200	34,102
Daihen Corp.	1,600	49,866
Daiho Corp.	1,900	48,239
Dai-Ichi Cutter Kogyo KK	3,500	27,733
Daiichi Jitsugyo Co., Ltd.	3,300	42,207
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,170	31,475
Daiichikosho Co., Ltd.	8,064	118,102
Daiken Medical Co., Ltd.	4,800	16,862
Daiki Aluminium Industry Co., Ltd.	12,600	103,416
Daikokutenbussan Co., Ltd.	3,800	159,834
Daikyonishikawa Corp.	4,500	22,285
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,355	48,206
Daio Paper Corp.	36,500	297,890
Daiseki Co., Ltd.	18,700	510,578
Daiseki Eco. Solution Co., Ltd.	3,500	22,233
Daishi Hokuetsu Financial Group, Inc.	11,600	299,871
Daishinku Corp.	15,000	71,808
Daisue Construction Co., Ltd.	2,400	20,982
Daito Pharmaceutical Co., Ltd.	4,180	53,076
Daitron Co., Ltd.	2,000	37,783
Daiwabo Holdings Co., Ltd.	40,000	751,032
DCM Holdings Co., Ltd.	35,900	279,245
*DD GROUP Co., Ltd.	2,000	17,921
Dear Life Co., Ltd.	44,000	217,320
Denka Co., Ltd.	38,200	684,445
#Dexerials Corp.	31,300	700,837
DIC Corp.	23,100	361,116
Digital Arts, Inc.	1,600	43,739
Digital Garage, Inc.	5,800	114,893
Digital Information Technologies Corp.	1,500	15,610
dip Corp.	10,900	213,761
Direct Marketing MiX, Inc.	4,100	10,937
DKS Co., Ltd.	2,700	30,914
DMG Mori Co., Ltd.	79,000	1,288,194
Double Standard, Inc.	1,200	10,974
Doutor Nichires Holdings Co., Ltd.	17,500	251,560
Dowa Holdings Co., Ltd.	12,000	362,746
DTS Corp.	5,900	119,796
DyDo Group Holdings, Inc.	2,900	111,829
Eagle Industry Co., Ltd.	9,700	104,593
Earth Corp.	400	13,100
EAT&HOLDINGS Co., Ltd.	700	9,244
Ebara Foods Industry, Inc.	600	11,640
Ebara Jitsugyo Co., Ltd.	2,400	41,710
Ebase Co., Ltd.	200	852
Eco’s Co., Ltd.	1,000	14,256
EDION Corp.	32,100	319,209
EF-ON, Inc.	9,700	30,424
eGuarantee, Inc.	7,500	85,625
E-Guardian, Inc.	600	6,569
Ehime Bank, Ltd. (The)	7,127	52,425
Eiken Chemical Co., Ltd.	18,000	176,500

26

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Elan Corp.	9,700	$47,525
Elecom Co., Ltd.	21,100	237,130
Elematec Corp.	7,400	83,311
EM Systems Co., Ltd.	10,400	48,894
en Japan, Inc.	7,900	116,326
Endo Lighting Corp.	3,800	29,558
Enomoto Co., Ltd.	1,400	14,116
#eRex Co., Ltd.	7,600	37,136
ERI Holdings Co., Ltd.	1,500	15,946
ES-Con Japan, Ltd.	19,300	111,891
Eslead Corp.	1,500	30,704
ESPEC Corp.	3,700	53,749
Exedy Corp.	13,000	214,857
EXEO Group, Inc.	69,100	1,426,304
Ezaki Glico Co., Ltd.	23,600	683,480
F&M Co., Ltd.	900	12,082
FALCO HOLDINGS Co., Ltd.	1,900	25,343
FANCL Corp.	24,500	364,722
*FDK Corp.	2,400	12,266
Feed One Co., Ltd.	5,700	28,943
Ferrotec Holdings Corp.	26,200	452,395
Fibergate, Inc.	2,600	19,297
FIDEA Holdings Co., Ltd.	2,800	29,970
Financial Partners Group Co., Ltd.	60,200	564,058
FINDEX, Inc.	3,500	19,136
*Fintech Global, Inc.	47,700	17,953
First Bank of Toyama, Ltd. (The)	30,600	197,204
Fixstars Corp.	11,900	76,926
Focus Systems Corp.	3,100	20,244
Food & Life Cos., Ltd.	55,700	930,509
Forum Engineering, Inc.	2,700	23,070
Foster Electric Co., Ltd.	10,400	61,187
FP Corp.	9,700	185,168
France Bed Holdings Co., Ltd.	3,200	25,018
Freund Corp.	100	522
F-Tech, Inc.	6,400	29,244
Fudo Tetra Corp.	4,200	55,660
Fuji Corp.	2,500	27,931
Fuji Corp.	25,500	379,945
Fuji Corp., Ltd.	2,500	11,869
Fuji Kosan Co., Ltd.	1,200	13,811
Fuji Kyuko Co., Ltd.	2,300	64,317
Fuji Oil Co., Ltd.	19,900	41,523
Fuji Oil Holdings, Inc.	19,600	309,378
Fuji Pharma Co., Ltd.	5,500	42,309
Fuji Seal International, Inc.	28,600	315,942
Fujibo Holdings, Inc.	1,900	43,032
Fujicco Co., Ltd.	6,200	79,749
Fujikura Composites, Inc.	11,200	86,526
Fujikura, Ltd.	98,100	693,751
Fujimi, Inc.	18,100	355,797
Fujimori Kogyo Co., Ltd.	3,200	79,871
Fujisash Co., Ltd.	7,600	3,613
Fujitsu General, Ltd.	9,800	173,423
Fujiya Co., Ltd.	3,200	52,698
FuKoKu Co., Ltd.	2,900	27,842
Fukuda Corp.	1,200	38,668
Fukuda Denshi Co., Ltd.	1,000	35,524

27

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Fukui Bank, Ltd. (The)	3,900	$41,692
Fukui Computer Holdings, Inc.	3,600	61,234
Fukushima Galilei Co., Ltd.	2,100	68,708
Fukuyama Transporting Co., Ltd.	2,000	54,145
FULLCAST Holdings Co., Ltd.	4,600	51,423
Fumakilla, Ltd.	100	699
Funai Soken Holdings, Inc.	6,600	107,338
Furukawa Battery Co., Ltd. (The)	6,300	36,815
Furukawa Co., Ltd.	7,900	110,014
Furukawa Electric Co., Ltd.	45,700	676,847
Furuno Electric Co., Ltd.	11,100	120,642
#Furuya Metal Co., Ltd.	1,600	102,057
Furyu Corp.	8,600	89,836
Fuso Chemical Co., Ltd.	3,000	80,326
Fuso Pharmaceutical Industries, Ltd.	1,700	21,844
Futaba Industrial Co., Ltd.	14,500	70,659
Future Corp.	19,200	216,665
G-7 Holdings, Inc.	7,200	54,531
*GA Technologies Co., Ltd.	9,300	69,085
Gakken Holdings Co., Ltd.	22,600	125,203
Gakkyusha Co., Ltd.	1,000	13,345
Gecoss Corp.	4,500	28,466
Genky DrugStores Co., Ltd.	2,400	90,964
Geo Holdings Corp.	16,100	249,083
Gift Holdings, Inc.	3,400	48,336
#*giftee, Inc.	9,100	76,552
Gig Works, Inc.	4,800	29,032
Giken, Ltd.	6,200	72,871
GLOBERIDE, Inc.	6,300	80,411
Glory, Ltd.	22,900	422,859
Glosel Co., Ltd.	4,700	13,965
GMO Financial Gate, Inc.	1,100	60,722
GMO Financial Holdings, Inc.	18,400	82,982
GMO GlobalSign Holdings KK	1,200	20,015
#*GNI Group, Ltd.	15,300	200,740
Godo Steel, Ltd.	6,500	185,843
#Golf Digest Online, Inc.	1,500	6,923
Good Com Asset Co., Ltd.	11,700	66,672
Grandy House Corp.	5,400	21,715
Greens Co., Ltd.	2,200	22,807
gremz, Inc.	2,000	26,148
GS Yuasa Corp.	46,700	742,075
GSI Creos Corp.	1,600	20,897
G-Tekt Corp.	11,100	128,045
#Gumi, Inc.	12,200	32,223
Gunma Bank, Ltd. (The)	169,200	811,114
Gunze, Ltd.	2,200	65,588
H.U. Group Holdings, Inc.	25,200	421,400
H2O Retailing Corp.	48,600	516,663
Hachijuni Bank, Ltd. (The)	210,900	1,188,432
Hagihara Industries, Inc.	5,700	60,408
Hagiwara Electric Holdings Co., Ltd.	2,800	79,871
Hakudo Co., Ltd.	1,300	18,387
Hakuto Co., Ltd.	7,100	237,221
Halows Co., Ltd.	3,200	89,168
Hamakyorex Co., Ltd.	3,900	96,698
Hanwa Co., Ltd.	7,700	229,304
Happinet Corp.	10,300	173,225

28

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Hard Off Corp. Co., Ltd.	5,500	$53,023
Harima Chemicals Group, Inc.	4,100	21,793
Harmonic Drive Systems, Inc.	3,500	74,879
Hashimoto Sogyo Holdings Co., Ltd.	1,300	10,266
Hazama Ando Corp.	68,800	528,340
Heiwa Corp.	24,300	342,089
Heiwa Real Estate Co., Ltd.	4,800	121,866
Heiwado Co., Ltd.	9,200	149,562
#*Hennge KK	11,200	73,215
*Hino Motors, Ltd.	65,300	187,477
Hirakawa Hewtech Corp.	1,200	11,363
Hirata Corp.	900	40,411
Hirogin Holdings, Inc.	105,500	664,648
Hiroshima Gas Co., Ltd.	5,600	14,717
Hitachi Zosen Corp.	104,900	540,968
Hito Communications Holdings, Inc.	3,400	27,502
Hochiki Corp.	1,200	13,264
Hodogaya Chemical Co., Ltd.	1,300	25,752
Hogy Medical Co., Ltd.	5,300	114,263
Hokkaido Coca-Cola Bottling Co., Ltd.	800	13,787
Hokkaido Electric Power Co., Inc.	133,600	558,060
Hokkaido Gas Co., Ltd.	1,100	16,974
Hokkan Holdings, Ltd.	2,200	22,923
Hokko Chemical Industry Co., Ltd.	8,800	53,749
Hokkoku Financial Holdings, Inc.	6,300	206,540
#Hokuetsu Corp.	41,800	317,961
Hokuetsu Industries Co., Ltd.	4,300	54,770
Hokuhoku Financial Group, Inc.	38,200	441,036
Hokuriku Electric Industry Co., Ltd.	1,100	9,776
*Hokuriku Electric Power Co.	52,000	256,386
Hokuto Corp.	3,800	45,541
H-One Co., Ltd.	5,200	26,336
Honeys Holdings Co., Ltd.	8,600	86,145
Hoosiers Holdings Co., Ltd.	3,600	25,269
Horiba, Ltd.	12,600	628,731
Hosokawa Micron Corp.	3,200	88,956
#Hotland Co., Ltd.	900	11,808
House Foods Group, Inc.	8,500	178,649
Howa Machinery, Ltd.	4,500	22,434
HS Holdings Co., Ltd.	9,500	63,294
Hyakugo Bank, Ltd. (The)	104,800	392,364
Hyakujushi Bank, Ltd. (The)	6,800	128,326
IBJ, Inc.	3,600	15,261
Ichigo, Inc.	66,900	144,892
Ichiken Co., Ltd.	1,300	17,374
Ichikoh Industries, Ltd.	16,100	55,600
Ichinen Holdings Co., Ltd.	4,800	43,834
Ichiyoshi Securities Co., Ltd.	21,200	97,849
ID Holdings Corp.	1,800	17,056
IDEC Corp.	7,700	136,362
IDOM, Inc.	43,900	262,626
Iino Kaiun Kaisha, Ltd.	47,100	333,396
IJTT Co., Ltd.	2,800	12,332
I’ll, Inc.	1,000	24,167
IMAGICA GROUP, Inc.	10,200	39,603
i-mobile Co., Ltd.	12,300	38,091
Imuraya Group Co., Ltd.	1,400	21,724
Inaba Denki Sangyo Co., Ltd.	20,100	415,418

29

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Inaba Seisakusho Co., Ltd.	4,000	$39,777
Inabata & Co., Ltd.	20,100	415,418
#Inageya Co., Ltd.	3,400	35,876
*I-NE Co., Ltd.	3,000	55,723
I-Net Corp.	1,500	15,907
Infocom Corp.	100	1,649
Infomart Corp.	44,300	104,428
Information Services International-Dentsu, Ltd.	100	3,361
INFRONEER Holdings, Inc.	17,900	187,516
Innotech Corp.	100	1,020
Insource Co., Ltd.	2,800	16,270
#Intage Holdings, Inc.	5,900	64,631
Integrated Design & Engineering Holdings Co., Ltd.	6,500	143,352
Inter Action Corp.	5,400	36,298
I-PEX, Inc.	5,900	56,606
#IPS, Inc.	1,100	19,095
#IR Japan Holdings, Ltd.	4,500	39,965
Iriso Electronics Co., Ltd.	7,200	168,061
I’rom Group Co., Ltd.	2,600	29,443
ISB Corp.	2,100	19,538
Ise Chemicals Corp.	400	19,255
Iseki & Co., Ltd.	8,200	58,964
Ishihara Sangyo Kaisha, Ltd.	17,900	165,236
#*Istyle, Inc.	38,602	110,113
*ITbook Holdings Co., Ltd.	300	608
ITmedia, Inc.	1,800	12,195
Itochu Enex Co., Ltd.	19,200	187,632
Itochu-Shokuhin Co., Ltd.	1,700	73,413
Itoham Yonekyu Holdings, Inc.	11,100	305,269
Itoki Corp.	17,700	167,364
IwaiCosmo Holdings, Inc.	4,600	54,339
Iwaki Co., Ltd.	2,400	28,731
Iyogin Holdings, Inc.	41,400	295,373
Izumi Co., Ltd.	6,100	153,180
#J Trust Co., Ltd.	38,036	119,047
JAC Recruitment Co., Ltd.	4,300	67,746
*Jade Group, Inc.	4,000	38,113
*Jamco Corp.	2,300	22,173
JANOME Corp.	7,100	33,661
Japan Aviation Electronics Industry, Ltd.	21,400	398,481
Japan Cash Machine Co., Ltd.	4,000	25,250
#*Japan Communications, Inc.	345,200	469,551
Japan Electronic Materials Corp.	2,700	24,496
Japan Elevator Service Holdings Co., Ltd.	31,100	407,630
Japan Investment Adviser Co., Ltd.	4,100	43,451
Japan Lifeline Co., Ltd.	46,200	348,685
Japan Material Co., Ltd.	22,000	304,335
Japan Medical Dynamic Marketing, Inc.	6,400	30,047
Japan Property Management Center Co., Ltd.	1,500	11,054
Japan Pulp & Paper Co., Ltd.	2,600	80,947
Japan Securities Finance Co., Ltd.	35,100	345,565
Japan Steel Works, Ltd. (The)	9,200	147,193
Japan System Techniques Co., Ltd.	1,600	21,531
Japan Transcity Corp.	5,700	24,765
Japan Wool Textile Co., Ltd. (The)	28,100	254,012
JBCC Holdings, Inc.	1,800	35,181
JCR Pharmaceuticals Co., Ltd.	4,400	33,237
JCU Corp.	2,400	51,583

30

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
JDC Corp.	14,700	$58,724
Jeol, Ltd.	18,200	505,939
JFE Systems, Inc.	600	12,757
Jimoto Holdings, Inc.	100	306
JINS Holdings, Inc.	6,700	183,598
JINUSHI Co., Ltd.	4,200	55,382
#JK Holdings Co., Ltd.	4,100	25,881
J-Lease Co., Ltd.	2,400	29,904
JM Holdings Co., Ltd.	2,300	31,331
JMS Co., Ltd.	3,200	11,199
J-Oil Mills, Inc.	7,200	84,197
Joshin Denki Co., Ltd.	6,800	107,268
Joyful Honda Co., Ltd.	19,500	227,647
JP-Holdings, Inc.	26,800	61,937
JSB Co., Ltd.	2,200	33,324
JSP Corp.	3,300	40,813
Juki Corp.	17,700	69,306
Juroku Financial Group, Inc.	3,700	98,947
Justsystems Corp.	6,100	107,423
JVCKenwood Corp.	135,400	575,771
Kadoya Sesame Mills, Inc.	1,000	23,012
Kaga Electronics Co., Ltd.	8,300	327,188
Kagome Co., Ltd.	12,000	248,407
Kakaku.com, Inc.	2,000	19,136
Kakiyasu Honten Co., Ltd.	2,600	42,577
#Kamakura Shinsho, Ltd.	10,100	38,547
Kameda Seika Co., Ltd.	2,200	59,269
Kamei Corp.	7,600	77,935
Kanaden Corp.	4,700	46,521
Kanagawa Chuo Kotsu Co., Ltd.	900	18,304
Kanamic Network Co., Ltd.	3,600	10,840
Kanamoto Co., Ltd.	14,100	226,706
Kandenko Co., Ltd.	18,500	170,531
Kaneka Corp.	20,600	499,068
Kaneko Seeds Co., Ltd.	3,300	30,942
Kanematsu Corp.	30,400	406,685
Kanro, Inc.	900	13,460
Kansai Food Market, Ltd.	3,100	27,511
Kanto Denka Kogyo Co., Ltd.	18,500	96,504
*Kaonavi, Inc.	1,300	17,563
*Kappa Create Co., Ltd.	2,100	21,978
*Kasai Kogyo Co., Ltd.	13,600	19,577
#Kasumigaseki Capital Co., Ltd.	2,400	125,828
Kato Sangyo Co., Ltd.	100	2,786
Kato Works Co., Ltd.	4,900	38,761
KAWADA TECHNOLOGIES, Inc.	1,200	52,534
Kawai Musical Instruments Manufacturing Co., Ltd.	1,600	40,464
KeePer Technical Laboratory Co., Ltd.	7,100	264,882
Keihanshin Building Co., Ltd.	8,500	77,398
Keiyo Bank, Ltd. (The)	66,000	296,781
Keiyo Co., Ltd.	13,200	113,134
Kenko Mayonnaise Co., Ltd.	3,600	37,130
KeyHolder, Inc.	2,600	14,885
KFC Holdings Japan, Ltd.	1,800	35,835
KH Neochem Co., Ltd.	16,300	243,997
Kibun Foods, Inc.	8,600	66,383
Kimura Chemical Plants Co., Ltd.	3,600	16,806
Kinki Sharyo Co., Ltd. (The)	2,700	32,340

31

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kintetsu Department Store Co., Ltd.	600	$11,129
Ki-Star Real Estate Co., Ltd.	4,500	125,392
Kitagawa Corp.	3,700	34,521
Kita-Nippon Bank, Ltd. (The)	1,765	26,980
#Kitanotatsujin Corp.	41,600	55,487
Kitz Corp.	31,900	212,955
Kiyo Bank, Ltd. (The)	30,000	306,646
#*KLab, Inc.	17,100	29,470
*KNT-CT Holdings Co., Ltd.	3,500	29,027
Koa Corp.	12,400	117,904
Koa Shoji Holdings Co., Ltd.	2,100	10,220
Koatsu Gas Kogyo Co., Ltd.	4,500	22,612
*Kobe Electric Railway Co., Ltd.	1,100	20,090
Kobe Steel, Ltd.	125,300	1,457,814
Kohnan Shoji Co., Ltd.	3,500	90,363
Kohsoku Corp.	900	12,016
#Kojima Co., Ltd.	15,100	65,706
Kokuyo Co., Ltd.	25,400	390,447
KOMEDA Holdings Co., Ltd.	20,300	368,616
Komehyo Holdings Co., Ltd.	3,500	108,274
Komeri Co., Ltd.	4,100	84,737
Konaka Co., Ltd.	4,100	10,558
Kondotec, Inc.	3,000	22,424
Konica Minolta, Inc.	228,000	631,707
Konishi Co., Ltd.	4,600	67,430
Konoike Transport Co., Ltd.	6,400	83,843
Konoshima Chemical Co., Ltd.	1,600	13,386
#Kosaido Holdings Co., Ltd.	13,400	259,957
Koshidaka Holdings Co., Ltd.	32,900	231,578
Kotobuki Spirits Co., Ltd.	22,000	289,518
Kozo Keikaku Engineering, Inc.	600	14,183
KPP Group Holdings Co., Ltd.	42,700	182,140
Krosaki Harima Corp.	1,100	69,075
#KRS Corp.	3,200	20,369
K’s Holdings Corp.	70,600	654,977
KU Holdings Co., Ltd.	6,400	46,359
*Kufu Co., Inc.	3,600	7,250
Kumagai Gumi Co., Ltd.	8,700	216,574
Kumiai Chemical Industry Co., Ltd.	20,200	145,653
Kurabo Industries, Ltd.	1,700	25,189
Kureha Corp.	4,900	288,283
Kurimoto, Ltd.	2,400	48,651
Kuriyama Holdings Corp.	3,500	20,083
#Kushikatsu Tanaka Holdings Co.	1,100	12,457
Kusuri no Aoki Holdings Co., Ltd.	3,500	227,432
KYB Corp.	3,800	110,779
Kyodo Printing Co., Ltd.	1,200	25,356
Kyoei Steel, Ltd.	10,300	129,086
Kyokuto Boeki Kaisha, Ltd.	2,800	32,984
Kyokuto Kaihatsu Kogyo Co., Ltd.	8,600	103,749
Kyokuyo Co., Ltd.	2,600	65,925
Kyorin Pharmaceutical Co., Ltd.	1,900	22,306
Kyoritsu Maintenance Co., Ltd.	15,900	604,104
Kyosan Electric Manufacturing Co., Ltd.	11,200	35,572
Kyudenko Corp.	20,300	601,179
Kyushu Financial Group, Inc.	181,400	1,130,838
LA Holdings Co., Ltd.	1,100	33,593
LAC Co., Ltd.	2,300	11,041

32

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Lacto Japan Co., Ltd.	3,300	$43,253
LAND Co., Ltd.	490,800	25,926
#*Laox Holdings Co., Ltd.	15,500	24,052
LEC, Inc.	2,800	18,914
*Leopalace21 Corp.	90,500	193,017
Life Corp.	4,800	112,199
#*LIFENET INSURANCE Co.	19,700	124,617
#LIFULL Co., Ltd.	60,800	87,520
LIKE, Inc.	1,800	16,354
Linical Co., Ltd.	100	379
Link And Motivation, Inc.	29,400	77,652
Lintec Corp.	18,000	294,998
LITALICO, Inc.	6,200	82,615
Loadstar Capital KK	7,700	95,027
Look Holdings, Inc.	1,500	19,809
M&A Capital Partners Co., Ltd.	7,100	127,518
Mabuchi Motor Co., Ltd.	23,600	669,143
Macnica Holdings, Inc.	26,500	1,054,261
Macromill, Inc.	1,600	7,036
Maeda Kosen Co., Ltd.	4,200	81,063
Maezawa Industries, Inc.	5,300	32,616
Makino Milling Machine Co., Ltd.	5,700	234,858
Management Solutions Co., Ltd.	1,600	27,353
Mandom Corp.	20,300	185,246
Mani, Inc.	32,300	434,129
MarkLines Co., Ltd.	100	1,821
Marubun Corp.	8,300	59,957
Marudai Food Co., Ltd.	9,100	100,287
Maruha Nichiro Corp.	17,700	301,652
MARUKA FURUSATO Corp.	5,300	96,135
Maruwa Co., Ltd./Aichi	2,700	467,279
#Maruzen CHI Holdings Co., Ltd.	100	217
Maruzen Showa Unyu Co., Ltd.	2,400	60,061
Marvelous, Inc.	5,200	23,760
Matsuda Sangyo Co., Ltd.	4,000	69,068
Matsui Securities Co., Ltd.	58,400	289,214
Max Co., Ltd.	3,200	53,437
Maxell, Ltd.	42,300	449,129
Maxvalu Tokai Co., Ltd.	2,000	39,460
MCJ Co., Ltd.	15,700	112,272
Mebuki Financial Group, Inc.	8,800	26,439
MEC Co., Ltd.	11,800	263,746
*Media Do Co., Ltd.	3,400	29,073
Medical Data Vision Co., Ltd.	5,100	22,394
Medical System Network Co., Ltd.	8,000	24,563
MedPeer, Inc.	2,800	16,307
Megachips Corp.	12,100	308,402
Megmilk Snow Brand Co., Ltd.	23,200	372,407
Meidensha Corp.	16,400	254,157
Meiji Electric Industries Co., Ltd.	2,100	19,205
Meiji Shipping Group Co., Ltd.	4,400	18,623
Meiko Electronics Co., Ltd.	12,800	260,319
MEITEC Group Holdings, Inc.	29,400	512,309
Meiwa Corp.	900	3,821
Meiwa Estate Co., Ltd.	5,500	42,164
Melco Holdings, Inc.	500	11,357
Members Co., Ltd.	1,000	7,745
Menicon Co., Ltd.	26,200	300,242

33

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
*MetaReal Corp.	1,400	$11,380
METAWATER Co., Ltd.	12,700	158,577
Micronics Japan Co., Ltd.	21,700	322,681
Midac Holdings Co., Ltd.	2,800	32,318
Mie Kotsu Group Holdings, Inc.	10,900	40,449
Mikuni Corp.	6,400	18,045
Milbon Co., Ltd.	5,500	144,432
MIMAKI ENGINEERING Co., Ltd.	2,600	12,584
Mimasu Semiconductor Industry Co., Ltd.	7,300	116,409
Ministop Co., Ltd.	5,600	56,501
MIRAIT ONE Corp.	39,600	521,393
Mirarth Holdings, Inc.	40,600	117,421
Miroku Jyoho Service Co., Ltd.	3,700	37,551
Mitachi Co., Ltd.	1,400	9,429
Mitani Corp.	1,900	17,376
Mitani Sangyo Co., Ltd.	5,900	12,973
Mitsuba Corp.	15,000	67,945
Mitsubishi Logisnext Co., Ltd.	7,800	60,466
Mitsubishi Logistics Corp.	25,200	652,443
Mitsubishi Materials Corp.	64,400	1,023,545
#Mitsubishi Paper Mills, Ltd.	11,100	42,437
Mitsubishi Research Institute, Inc.	2,000	64,050
Mitsubishi Shokuhin Co., Ltd.	1,000	26,115
Mitsubishi Steel Manufacturing Co., Ltd.	6,600	62,363
Mitsui DM Sugar Holdings Co., Ltd.	4,500	90,924
Mitsui E&S Co., Ltd.	256,300	695,561
Mitsui High-Tec, Inc.	7,600	316,205
#Mitsui Matsushima Holdings Co., Ltd.	7,400	134,959
Mitsui Mining & Smelting Co., Ltd.	30,000	772,360
Mitsui-Soko Holdings Co., Ltd.	9,000	254,350
Mitsuuroko Group Holdings Co., Ltd.	3,900	33,117
Miyazaki Bank, Ltd. (The)	2,500	48,219
#Miyoshi Oil & Fat Co., Ltd.	1,800	15,570
Mizuho Medy Co., Ltd.	1,500	29,635
Mizuno Corp.	7,700	223,203
Mochida Pharmaceutical Co., Ltd.	2,900	63,383
*Modec, Inc.	12,400	134,771
Monex Group, Inc.	90,900	394,343
Monogatari Corp. (The)	17,400	467,615
Morinaga & Co., Ltd.	16,800	604,354
Morinaga Milk Industry Co., Ltd.	17,600	685,545
Moriroku Holdings Co., Ltd.	2,600	40,997
Morita Holdings Corp.	7,500	76,265
Morito Co., Ltd.	1,700	14,795
Morozoff, Ltd.	900	22,315
Mory Industries, Inc.	900	25,613
MrMax Holdings, Ltd.	4,500	18,393
Mugen Estate Co., Ltd.	5,700	38,315
m-up Holdings, Inc.	19,700	157,267
Musashi Seimitsu Industry Co., Ltd.	39,800	377,120
Musashino Bank, Ltd. (The)	14,500	270,669
Nabtesco Corp.	24,800	433,953
Nachi-Fujikoshi Corp.	4,900	121,008
Nafco Co., Ltd.	1,100	13,386
Nagahori Corp.	800	7,707
Nagano Keiki Co., Ltd.	6,400	97,493
Nagase & Co., Ltd.	40,600	609,489
Nagatanien Holdings Co., Ltd.	1,000	15,075

34

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nakanishi, Inc.	22,300	$485,183
Nakayama Steel Works, Ltd.	49,400	278,567
#Namura Shipbuilding Co., Ltd.	46,400	241,429
Nankai Electric Railway Co., Ltd.	5,400	102,869
Nanto Bank, Ltd. (The)	12,100	215,722
Nanyo Corp.	800	10,692
NEC Networks & System Integration Corp.	22,900	307,108
NET One Systems Co., Ltd.	42,500	644,326
New Art Holdings Co., Ltd.	1,000	11,516
*New Japan Chemical Co., Ltd.	900	1,206
#Nextage Co., Ltd.	21,200	290,469
*NexTone, Inc.	2,800	25,071
NHK Spring Co., Ltd.	78,900	550,677
Nichias Corp.	20,200	396,944
Nichiban Co., Ltd.	4,000	48,334
Nichicon Corp.	31,500	259,579
Nichiden Corp.	4,000	66,004
Nichiha Corp.	6,700	130,952
Nichimo Co., Ltd.	1,200	31,061
Nichirin Co., Ltd.	3,800	74,773
Nihon Chouzai Co., Ltd.	7,300	68,206
Nihon Dempa Kogyo Co., Ltd.	16,300	130,232
Nihon Flush Co., Ltd.	2,900	16,947
Nihon House Holdings Co., Ltd.	19,900	45,596
Nihon Kohden Corp.	7,500	176,203
Nihon M&A Center Holdings, Inc.	111,400	504,241
Nihon Nohyaku Co., Ltd.	26,100	110,298
Nihon Plast Co., Ltd.	100	290
*Nihon Yamamura Glass Co., Ltd.	3,600	39,816
Niitaka Co., Ltd.	1,000	13,800
Nikkiso Co., Ltd.	38,662	244,310
Nikko Co., Ltd./Hyogo	2,400	10,412
Nikkon Holdings Co., Ltd.	20,200	425,221
Nippn Corp.	15,700	238,333
Nippon Air Conditioning Services Co., Ltd.	2,400	12,123
Nippon Aqua Co., Ltd.	3,800	23,536
Nippon Avionics Co., Ltd.	600	27,931
Nippon Carbide Industries Co., Inc.	4,400	48,868
Nippon Carbon Co., Ltd.	3,500	102,034
#Nippon Chemical Industrial Co., Ltd.	1,400	17,601
*Nippon Chemi-Con Corp.	11,100	92,350
*Nippon Coke & Engineering Co., Ltd.	151,097	110,745
Nippon Concept Corp.	900	10,548
Nippon Concrete Industries Co., Ltd.	10,200	21,148
*Nippon Denkai, Ltd.	1,700	15,120
Nippon Denko Co., Ltd.	67,800	129,382
Nippon Electric Glass Co., Ltd.	40,800	810,100
Nippon Fine Chemical Co., Ltd.	1,400	22,870
Nippon Gas Co., Ltd.	42,600	635,857
Nippon Kayaku Co., Ltd.	47,300	402,586
Nippon Kodoshi Corp.	900	10,477
Nippon Light Metal Holdings Co., Ltd.	42,800	466,308
*Nippon Paper Industries Co., Ltd.	16,500	142,507
Nippon Parking Development Co., Ltd.	219,800	309,138
Nippon Pillar Packing Co., Ltd.	7,600	186,682
#Nippon Rietec Co., Ltd.	3,300	28,196
Nippon Road Co., Ltd. (The)	3,200	41,752
Nippon Seisen Co., Ltd.	400	12,704

35

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippon Sharyo, Ltd.	1,300	$17,923
*Nippon Sheet Glass Co., Ltd.	216,200	935,066
Nippon Shokubai Co., Ltd.	6,600	243,395
Nippon Signal Company, Ltd.	9,500	58,213
Nippon Soda Co., Ltd.	5,700	202,489
Nippon Thompson Co., Ltd.	43,800	154,440
Nippon Yakin Kogyo Co., Ltd.	11,300	297,712
Nipro Corp.	71,700	542,798
Nishimatsu Construction Co., Ltd.	12,300	295,064
Nishimatsuya Chain Co., Ltd.	22,800	292,066
Nishimoto Co., Ltd.	1,500	58,932
Nishi-Nippon Financial Holdings, Inc.	77,800	917,500
Nishi-Nippon Railroad Co., Ltd.	19,200	307,945
Nishio Holdings Co., Ltd.	5,000	109,776
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	3,004
Nissei ASB Machine Co., Ltd.	1,800	55,089
Nissei Plastic Industrial Co., Ltd.	2,100	14,227
Nissha Co., Ltd.	20,900	214,458
Nisshin Oillio Group, Ltd. (The)	300	8,340
Nisshinbo Holdings, Inc.	86,300	617,711
Nissin Corp.	3,100	52,934
Nisso Holdings Co., Ltd.	9,000	44,808
Nissui Corp.	141,000	680,770
Nitta Gelatin, Inc.	7,100	31,833
Nitto Boseki Co., Ltd.	13,200	292,859
Nitto Kogyo Corp.	8,200	185,718
Nitto Seiko Co., Ltd.	10,000	38,298
Nittoc Construction Co., Ltd.	6,700	46,364
Nittoku Co., Ltd.	2,800	40,675
Noevir Holdings Co., Ltd.	1,500	52,296
Nohmi Bosai, Ltd.	2,000	23,850
Nojima Corp.	16,100	142,454
Nomura Micro Science Co., Ltd.	3,000	150,748
Noritake Co., Ltd.	2,600	100,433
Noritz Corp.	13,000	135,369
North Pacific Bank, Ltd.	108,900	276,843
NS Tool Co., Ltd.	1,900	13,512
NS United Kaiun Kaisha, Ltd.	4,900	138,156
NSD Co., Ltd.	21,900	377,713
NSW, Inc.	1,400	25,015
NTN Corp.	223,600	391,405
Oat Agrio Co., Ltd.	4,700	57,755
Obara Group, Inc.	2,000	47,674
#Oenon Holdings, Inc.	11,300	29,622
Ogaki Kyoritsu Bank, Ltd. (The)	12,700	175,852
Ohara, Inc.	3,300	27,325
Ohba Co., Ltd.	200	1,206
Ohsho Food Service Corp.	300	13,827
Oiles Corp.	4,500	56,634
#*Oisix ra daichi, Inc.	30,000	225,825
Oita Bank, Ltd. (The)	1,600	29,307
Okabe Co., Ltd.	12,900	59,540
Okada Aiyon Corp.	1,000	12,869
Okamoto Industries, Inc.	1,400	48,070
Okamoto Machine Tool Works, Ltd.	1,200	45,006
Okamura Corp.	9,800	138,156
Okasan Securities Group, Inc.	70,900	316,942
Oki Electric Industry Co., Ltd.	75,000	448,182

36

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Okinawa Cellular Telephone Co.	3,800	$80,168
Okinawa Electric Power Co., Inc. (The)	26,100	189,746
Okinawa Financial Group, Inc.	2,100	34,735
OKUMA Corp.	11,300	458,730
Okumura Corp.	8,300	252,105
Okura Industrial Co., Ltd.	2,700	48,457
Okuwa Co., Ltd.	10,800	60,260
Onoken Co., Ltd.	6,700	73,970
Onward Holdings Co., Ltd.	69,400	217,670
Ootoya Holdings Co., Ltd.	600	20,403
Open Up Group, Inc.	8,400	102,833
Optex Group Co., Ltd.	15,300	169,927
*Optim Corp.	2,200	11,854
Optorun Co., Ltd.	15,900	181,105
Organo Corp.	16,800	545,228
Oriental Shiraishi Corp.	53,600	117,857
Oro Co., Ltd.	800	10,861
Osaka Organic Chemical Industry, Ltd.	7,000	117,125
Osaka Soda Co., Ltd.	4,000	231,899
#OSAKA Titanium Technologies Co., Ltd.	16,200	340,163
Osaki Electric Co., Ltd.	13,000	54,680
OSG Corp.	37,900	427,938
Outsourcing, Inc.	65,300	477,316
Oval Corp.	8,800	25,393
Pacific Industrial Co., Ltd.	30,600	276,611
PAL GROUP Holdings Co., Ltd.	4,400	56,364
PALTAC Corp.	4,700	150,827
Paraca, Inc.	800	10,422
Paramount Bed Holdings Co., Ltd.	15,300	258,022
*Park24 Co., Ltd.	21,500	240,064
Pasona Group, Inc.	7,200	63,706
Penta-Ocean Construction Co., Ltd.	57,100	333,110
People Dreams & Technologies Group Co., Ltd.	2,200	23,896
Pharma Foods International Co., Ltd.	11,900	103,878
PHC Holdings Corp.	2,000	18,806
*PIA Corp.	600	13,926
Pickles Holdings Co., Ltd.	200	1,578
Pigeon Corp.	61,800	653,114
Pilot Corp.	5,300	178,201
Plus Alpha Consulting Co., Ltd.	5,900	93,460
Pole To Win Holdings, Inc.	1,800	5,515
*Port, Inc.	3,100	36,538
*PR Times Corp.	1,000	10,697
Press Kogyo Co., Ltd.	46,800	197,775
Pressance Corp.	6,600	70,426
Prestige International, Inc.	23,400	94,098
Prima Meat Packers, Ltd.	1,300	19,683
Procrea Holdings, Inc.	9,100	116,751
Pro-Ship, Inc.	1,900	16,372
Proto Corp.	1,900	15,406
PS Mitsubishi Construction Co., Ltd.	8,600	46,167
Punch Industry Co., Ltd.	8,000	22,715
QB Net Holdings Co., Ltd.	2,400	26,275
Qol Holdings Co., Ltd.	15,300	175,281
Quick Co., Ltd.	1,800	23,914
Raito Kogyo Co., Ltd.	14,200	182,839
Raiznext Corp.	3,800	35,329
*Raksul, Inc.	25,600	212,312

37

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Rakus Co., Ltd.	20,300	$248,782
#*RaQualia Pharma, Inc.	3,600	16,069
Rasa Corp.	200	2,241
Rasa Industries, Ltd.	2,800	36,238
Raysum Co., Ltd.	3,245	69,530
Relo Group, Inc.	22,600	221,904
Rengo Co., Ltd.	68,600	451,701
*RENOVA, Inc.	20,400	145,344
Resorttrust, Inc.	43,900	627,288
Restar Holdings Corp.	1,600	26,000
Retail Partners Co., Ltd.	11,200	126,388
Rheon Automatic Machinery Co., Ltd.	3,600	31,116
Riken Keiki Co., Ltd.	1,200	48,414
Riken Technos Corp.	9,700	54,827
Riken Vitamin Co., Ltd.	6,000	89,141
Ringer Hut Co., Ltd.	1,400	21,308
Rion Co., Ltd.	3,300	48,156
Riso Kagaku Corp.	3,500	53,987
Riso Kyoiku Co., Ltd.	28,900	48,280
Rokko Butter Co., Ltd.	3,500	32,124
Roland Corp.	1,600	45,746
Roland DG Corp.	2,300	49,965
Rorze Corp.	5,400	395,431
Round One Corp.	112,400	403,006
#Royal Holdings Co., Ltd.	6,400	108,480
RS Technologies Co., Ltd.	5,800	90,268
Ryobi, Ltd.	15,100	278,479
RYODEN Corp.	2,700	41,647
#Ryosan Co., Ltd.	7,000	218,165
S Foods, Inc.	5,900	123,692
S&B Foods, Inc.	500	13,107
Sac’s Bar Holdings, Inc.	3,000	16,560
Saibu Gas Holdings Co., Ltd.	4,400	55,463
Saizeriya Co., Ltd.	6,200	250,546
Sakai Chemical Industry Co., Ltd.	6,100	82,894
Sakai Heavy Industries, Ltd.	700	23,943
Sakai Moving Service Co., Ltd.	3,100	52,627
Sakata INX Corp.	16,400	135,254
#Sakura Internet, Inc.	8,900	67,935
Sala Corp.	17,800	86,740
Samco, Inc.	800	21,684
#SAMTY Co., Ltd.	17,000	277,936
San ju San Financial Group, Inc.	3,900	50,397
San-A Co., Ltd.	6,400	197,141
San-Ai Obbli Co., Ltd.	43,600	465,236
Sangetsu Corp.	33,700	628,183
San-In Godo Bank, Ltd. (The)	44,500	303,826
*Sanix, Inc.	9,800	20,966
Sanken Electric Co., Ltd.	10,300	497,708
Sanki Engineering Co., Ltd.	15,000	173,627
Sanko Gosei, Ltd.	25,500	89,914
Sanko Metal Industrial Co., Ltd.	1,300	39,443
Sankyo Co., Ltd.	2,300	94,828
Sankyo Tateyama, Inc.	12,200	63,640
Sankyu, Inc.	18,000	536,868
Sanoh Industrial Co., Ltd.	13,400	77,067
Sansei Technologies, Inc.	2,500	17,927
Sansha Electric Manufacturing Co., Ltd.	3,800	30,010

38

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Sanshin Electronics Co., Ltd.	3,000	$44,769
Santec Holdings Corp.	900	14,584
Sanyo Chemical Industries, Ltd.	2,500	66,113
Sanyo Denki Co., Ltd.	2,200	80,478
Sanyo Electric Railway Co., Ltd.	3,600	49,396
Sanyo Special Steel Co., Ltd.	100	1,679
Sanyo Trading Co., Ltd.	4,800	41,995
Sapporo Holdings, Ltd.	29,600	1,036,669
Sato Holdings Corp.	11,900	158,410
Sato Shoji Corp.	2,200	21,369
Satori Electric Co., Ltd.	7,300	88,885
Sawai Group Holdings Co., Ltd.	15,400	488,708
SB Technology Corp.	600	8,811
SBI Global Asset Management Co., Ltd.	3,200	11,326
SBS Holdings, Inc.	4,000	70,415
Scroll Corp.	8,200	50,896
Seika Corp.	700	9,956
Seikitokyu Kogyo Co., Ltd.	4,500	47,512
Seiko Group Corp.	12,900	199,150
Seino Holdings Co., Ltd.	52,000	751,785
Seiren Co., Ltd.	19,100	280,361
Sekisui Kasei Co., Ltd.	3,700	10,677
SEMITEC Corp.	800	10,295
Senko Group Holdings Co., Ltd.	19,400	132,583
Senshu Electric Co., Ltd.	2,500	50,926
Senshu Ikeda Holdings, Inc.	170,200	396,716
Septeni Holdings Co., Ltd.	4,400	12,261
SERAKU Co., Ltd.	2,000	16,310
Seria Co., Ltd.	23,600	326,936
*Sharingtechnology, Inc.	10,100	40,748
Shibaura Electronics Co., Ltd.	1,500	55,466
Shibaura Machine Co., Ltd.	15,100	367,916
Shibaura Mechatronics Corp.	5,900	250,111
Shibusawa Warehouse Co., Ltd. (The)	1,500	28,941
Shibuya Corp.	5,000	80,821
#Shidax Corp.	100	481
Shiga Bank, Ltd. (The)	9,600	251,656
Shikibo, Ltd.	3,100	21,820
Shikoku Bank, Ltd. (The)	10,400	73,754
Shikoku Electric Power Co., Inc.	73,200	497,119
Shima Seiki Manufacturing, Ltd.	6,400	64,446
Shimizu Bank, Ltd. (The)	2,200	24,187
Shimojima Co., Ltd.	1,400	10,705
Shin Nippon Air Technologies Co., Ltd.	1,700	26,042
#Shin Nippon Biomedical Laboratories, Ltd.	13,500	149,044
Shinagawa Refractories Co., Ltd.	7,000	67,298
Shindengen Electric Manufacturing Co., Ltd.	2,900	54,344
Shin-Etsu Polymer Co., Ltd.	32,200	288,311
Shinko Shoji Co., Ltd.	8,800	67,578
Shinmaywa Industries, Ltd.	46,100	364,977
Shinnihonseiyaku Co., Ltd.	6,700	65,387
Shinsho Corp.	1,400	50,289
Shinwa Co., Ltd./Gifu	2,200	10,793
Shinwa Co., Ltd./Nagoya	2,900	45,670
Ship Healthcare Holdings, Inc.	18,100	277,873
Shizuoka Gas Co., Ltd.	31,700	213,503
SHO-BOND Holdings Co., Ltd.	400	15,636
Shoei Co., Ltd.	7,600	100,015

39

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Shoei Foods Corp.	1,800	$50,751
Shofu, Inc.	3,600	59,689
Showa Sangyo Co., Ltd.	4,500	89,587
SIGMAXYZ Holdings, Inc.	11,800	108,303
Siix Corp.	13,600	125,273
Simplex Holdings, Inc.	3,900	64,637
Sinanen Holdings Co., Ltd.	2,200	58,761
Sinfonia Technology Co., Ltd.	6,800	70,584
SKY Perfect JSAT Holdings, Inc.	42,400	194,299
#*Smaregi, Inc.	2,800	55,466
SMK Corp.	700	11,283
SMS Co., Ltd.	18,000	281,686
#Snow Peak, Inc.	17,300	114,918
Soda Nikka Co., Ltd.	6,300	42,265
Sodick Co., Ltd.	27,600	137,959
Softcreate Holdings Corp.	1,000	11,192
Software Service, Inc.	200	11,357
Soken Chemical & Engineering Co., Ltd.	1,800	25,459
Solasto Corp.	12,800	49,275
Soliton Systems KK	2,900	21,006
Sotetsu Holdings, Inc.	13,800	241,884
Sparx Group Co., Ltd.	4,440	42,041
#S-Pool, Inc.	8,400	19,247
*SRE Holdings Corp.	2,400	36,069
ST Corp.	3,600	35,989
St Marc Holdings Co., Ltd.	100	1,266
Star Mica Holdings Co., Ltd.	6,600	26,322
Star Micronics Co., Ltd.	13,400	159,354
Startia Holdings, Inc.	2,700	23,034
Starts Corp., Inc.	5,200	97,754
Starzen Co., Ltd.	3,500	59,187
St-Care Holding Corp.	2,200	12,231
Stella Chemifa Corp.	2,400	50,395
Step Co., Ltd.	2,600	29,786
STI Foods Holdings, Inc.	800	21,262
Strike Co., Ltd.	3,300	79,970
#Studio Alice Co., Ltd.	4,100	55,797
Sugimoto & Co., Ltd.	900	12,337
Sumida Corp.	15,700	132,902
Sumitomo Bakelite Co., Ltd.	10,800	473,732
Sumitomo Mitsui Construction Co., Ltd.	67,200	177,490
Sumitomo Osaka Cement Co., Ltd.	5,900	136,080
Sumitomo Pharma Co., Ltd.	89,300	271,240
Sumitomo Riko Co., Ltd.	7,200	44,452
Sumitomo Seika Chemicals Co., Ltd.	5,100	155,413
Sumitomo Warehouse Co., Ltd. (The)	23,300	370,474
*Sun Corp.	3,400	51,748
Sun Frontier Fudousan Co., Ltd.	13,600	130,751
Suncall Corp.	7,100	22,738
Sun-Wa Technos Corp.	1,800	26,172
Suruga Bank, Ltd.	102,200	433,242
Suzuden Corp.	2,200	30,898
Suzuken Co., Ltd.	600	18,280
Suzuki Co., Ltd.	5,800	44,693
SWCC Corp.	15,100	207,289
*Synchro Food Co., Ltd.	1,600	5,832
Systems Engineering Consultants Co., Ltd.	700	16,617
Systena Corp.	13,400	22,563

40

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Syuppin Co., Ltd.	8,500	$57,810
T Hasegawa Co., Ltd.	400	8,241
T RAD Co., Ltd.	1,000	13,701
Tachibana Eletech Co., Ltd.	3,200	56,480
Tachi-S Co., Ltd., Class S	16,400	178,137
Tadano, Ltd.	12,500	92,649
Taihei Dengyo Kaisha, Ltd.	2,200	57,090
Taiheiyo Cement Corp.	59,400	1,007,421
Taiheiyo Kouhatsu, Inc.	300	1,517
Taiho Kogyo Co., Ltd.	7,500	38,281
Taikisha, Ltd.	6,700	193,331
Taiko Bank, Ltd. (The)	1,300	12,661
Taisei Lamick Co., Ltd.	600	11,786
Taiyo Holdings Co., Ltd.	900	14,500
Takamatsu Construction Group Co., Ltd.	3,900	70,612
Takamiya Co., Ltd.	100	318
Takaoka Toko Co., Ltd.	6,600	89,252
Takara & Co., Ltd.	2,200	34,762
Takara Bio, Inc.	11,600	101,489
Takara Holdings, Inc.	106,200	877,257
Takara Standard Co., Ltd.	2,800	33,760
Takasago International Corp.	2,480	52,566
Takasago Thermal Engineering Co., Ltd.	8,400	164,678
Takashima & Co., Ltd.	4,400	26,061
Takashimaya Co., Ltd.	20,200	272,499
#Takasho Co., Ltd.	3,000	11,965
Take And Give Needs Co., Ltd.	4,000	24,643
TAKEBISHI Corp.	900	10,727
Takeuchi Manufacturing Co., Ltd.	17,500	491,102
Taki Chemical Co., Ltd.	1,600	33,596
Takuma Co., Ltd.	17,300	165,866
#Tama Home Co., Ltd.	11,200	251,444
Tamron Co., Ltd.	7,700	207,187
Tamura Corp.	48,900	157,570
#*Tanaka Chemical Corp.	13,400	80,960
*Tatsuta Electric Wire and Cable Co., Ltd.	200	913
Tay Two Co., Ltd.	20,500	18,680
Tayca Corp.	1,400	15,577
Tazmo Co., Ltd.	8,500	144,356
TBK Co., Ltd.	5,700	14,152
TDC Soft, Inc.	1,600	16,492
TechMatrix Corp.	18,100	177,600
*TECHNO HORIZON Co., Ltd.	3,400	11,562
Techno Smart Corp.	1,200	13,264
Technoflex Corp.	2,600	18,713
Tecnos Japan, Inc.	700	3,125
Teijin, Ltd.	90,400	810,612
Teikoku Electric Manufacturing Co., Ltd.	4,700	74,483
Tekken Corp.	2,700	36,298
Tenma Corp.	2,800	46,554
Tenpos Holdings Co., Ltd.	700	12,674
Tera Probe, Inc.	1,700	49,335
TESEC Corp.	1,500	25,118
Tess Holdings Co., Ltd.	21,200	66,213
T-Gaia Corp.	3,600	42,717
TKC Corp.	3,500	81,003
#*TKP Corp.	3,200	43,105
TOA Corp.	5,500	136,188

41

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
TOA ROAD Corp.	1,800	$67,866
Tobishima Corp.	7,300	66,423
Tocalo Co., Ltd.	38,700	345,743
Tochigi Bank, Ltd. (The)	44,900	104,064
Toda Corp.	74,000	408,296
Toenec Corp.	1,100	29,780
Toho Bank, Ltd. (The)	97,600	187,537
Toho Co., Ltd.	3,100	62,125
Toho Gas Co., Ltd.	22,200	380,102
Toho Holdings Co., Ltd.	19,700	442,273
#Toho Titanium Co., Ltd.	19,000	243,891
Toho Zinc Co., Ltd.	9,100	95,840
Tokai Carbon Co., Ltd.	104,400	790,695
Tokai Corp.	2,900	36,345
TOKAI Holdings Corp.	1,400	8,995
Tokai Rika Co., Ltd.	22,000	340,506
Tokai Tokyo Financial Holdings, Inc.	143,800	484,255
Tokushu Tokai Paper Co., Ltd.	2,100	49,850
Tokuyama Corp.	29,000	434,871
Tokyo Electron Device, Ltd.	13,500	340,965
Tokyo Individualized Educational Institute, Inc.	5,700	18,894
Tokyo Keiki, Inc.	4,200	40,851
Tokyo Kiraboshi Financial Group, Inc.	19,500	567,186
Tokyo Ohka Kogyo Co., Ltd.	3,400	193,500
Tokyo Rope Manufacturing Co., Ltd.	5,600	50,400
Tokyo Sangyo Co., Ltd.	2,300	12,575
Tokyo Seimitsu Co., Ltd.	20,200	931,405
Tokyo Steel Manufacturing Co., Ltd.	40,100	458,603
Tokyo Tekko Co., Ltd.	3,700	89,785
Tokyotokeiba Co., Ltd.	7,600	195,213
Tokyu Construction Co., Ltd.	33,500	171,432
Toli Corp.	16,500	36,498
Tomato Bank, Ltd.	2,900	22,481
Tomen Devices Corp.	600	19,849
Tomoe Engineering Co., Ltd.	1,100	19,357
Tomoku Co., Ltd.	2,700	41,629
TOMONY Holdings, Inc.	52,000	173,396
Tomy Co., Ltd.	38,900	532,083
Tonami Holdings Co., Ltd.	900	25,792
Topcon Corp.	49,900	448,604
Topre Corp.	10,800	114,386
Topy Industries, Ltd.	5,500	87,524
Torex Semiconductor, Ltd.	4,300	51,988
#Toridoll Holdings Corp.	19,500	469,200
Torikizoku Holdings Co., Ltd.	1,300	25,391
Torishima Pump Manufacturing Co., Ltd.	4,000	49,972
Tosei Corp.	30,000	351,019
Toshiba TEC Corp.	4,400	94,569
Tosho Co., Ltd.	11,700	74,861
Totech Corp.	900	28,288
Totetsu Kogyo Co., Ltd.	8,100	156,764
Toukei Computer Co., Ltd.	300	12,044
Towa Bank, Ltd. (The)	6,600	29,373
Towa Corp.	20,300	682,274
Towa Pharmaceutical Co., Ltd.	11,000	200,977
Toyo Construction Co., Ltd.	500	4,058
Toyo Corp.	3,300	28,175
*Toyo Engineering Corp.	13,400	52,823

42

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Toyo Gosei Co., Ltd.	1,300	$53,392
Toyo Ink SC Holdings Co., Ltd.	11,200	188,953
Toyo Kanetsu KK	2,500	54,640
Toyo Machinery & Metal Co., Ltd.	3,200	13,101
Toyo Seikan Group Holdings, Ltd.	200	3,335
Toyo Tanso Co., Ltd.	9,600	319,482
Toyo Tire Corp.	70,900	1,037,435
Toyobo Co., Ltd.	63,500	423,068
Toyoda Gosei Co., Ltd.	4,400	86,143
Traders Holdings Co., Ltd.	28,000	115,369
Trancom Co., Ltd.	1,000	45,759
Transaction Co., Ltd.	2,100	26,942
Transcosmos, Inc.	5,200	104,896
TRE Holdings Corp.	22,500	173,528
Treasure Factory Co., Ltd.	11,800	92,253
Tri Chemical Laboratories, Inc.	15,100	315,071
Trusco Nakayama Corp.	19,200	286,647
#Tsubaki Nakashima Co., Ltd.	30,600	148,105
Tsubakimoto Chain Co.	8,600	215,504
Tsubakimoto Kogyo Co., Ltd.	700	23,203
Tsuburaya Fields Holdings, Inc.	17,200	184,215
Tsugami Corp.	31,200	220,436
Tsukishima Holdings Co., Ltd.	6,100	51,234
Tsukuba Bank, Ltd.	35,900	70,641
Tsumura & Co.	26,600	473,705
Tsuzuki Denki Co., Ltd.	1,600	22,662
UACJ Corp.	18,130	365,126
UBE Corp.	46,700	713,551
Ubicom Holdings, Inc.	1,100	8,360
Uchida Yoko Co., Ltd.	1,100	50,262
UEX, Ltd.	3,000	22,107
ULS Group, Inc.	400	12,202
Ultrafabrics Holdings Co., Ltd.	2,400	20,538
Ulvac, Inc.	23,800	806,351
Union Tool Co.	3,200	75,222
Unipres Corp.	15,700	108,748
United Arrows, Ltd.	16,100	204,007
#United Super Markets Holdings, Inc.	7,600	53,746
UNITED, Inc.	2,100	12,605
*Unitika, Ltd.	23,900	30,931
Universal Entertainment Corp.	12,300	173,887
Urbanet Corp. Co., Ltd.	11,700	29,898
Usen-Next Holdings Co., Ltd.	2,800	63,508
User Local, Inc.	1,300	13,374
Ushio, Inc.	65,100	786,642
*UT Group Co., Ltd.	19,300	234,105
V Technology Co., Ltd.	2,300	28,111
Valor Holdings Co., Ltd.	17,600	273,567
Valqua, Ltd.	1,700	41,533
*Valtes Holdings Co., Ltd.	600	3,193
Value HR Co., Ltd.	3,300	27,761
ValueCommerce Co., Ltd.	5,000	41,137
Vector, Inc.	18,000	125,630
VINX Corp.	1,500	11,638
*Vision, Inc.	22,200	195,255
#*Visional, Inc.	8,200	396,883
Vital KSK Holdings, Inc.	10,100	67,691
VT Holdings Co., Ltd.	12,500	41,847

43

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Wacoal Holdings Corp.	17,700	$400,995
Wacom Co., Ltd.	58,800	200,730
Wakachiku Construction Co., Ltd.	2,000	39,883
Wakita & Co., Ltd.	9,900	98,252
Warabeya Nichiyo Holdings Co., Ltd.	11,200	255,512
Waseda Academy Co., Ltd.	1,100	10,089
Watahan & Co., Ltd.	2,300	20,184
WATAMI Co., Ltd.	2,900	21,638
WDB Holdings Co., Ltd.	800	11,278
*Wealth Management, Inc.	1,500	12,628
Weathernews, Inc.	1,500	58,338
Wellnet Corp.	1,700	6,062
West Holdings Corp.	8,000	174,849
Will Group, Inc.	1,500	10,707
WingArc1st, Inc.	5,000	88,646
WIN-Partners Co., Ltd.	100	738
#Wood One Co., Ltd.	2,600	18,181
World Co., Ltd.	5,400	55,339
World Holdings Co., Ltd.	3,900	59,204
*W-Scope Corp.	24,400	139,042
Xebio Holdings Co., Ltd.	12,200	78,060
YAC Holdings Co., Ltd.	3,100	48,963
#Yachiyo Industry Co., Ltd.	2,900	26,579
Yahagi Construction Co., Ltd.	5,800	50,017
YAKUODO Holdings Co., Ltd.	2,300	42,038
YAMABIKO Corp.	14,800	138,965
YAMADA Consulting Group Co., Ltd.	2,100	21,659
Yamae Group Holdings Co., Ltd.	4,400	103,721
Yamagata Bank, Ltd. (The)	4,100	31,323
Yamaguchi Financial Group, Inc.	74,700	677,723
Yamaichi Electronics Co., Ltd.	12,800	146,049
YA-MAN, Ltd.	23,500	164,637
Yamanashi Chuo Bank, Ltd. (The)	8,600	106,247
Yamashin-Filter Corp.	14,300	28,138
Yamatane Corp.	2,000	29,304
Yamaura Corp.	1,300	10,704
Yamazen Corp.	24,100	193,507
Yaoko Co., Ltd.	1,300	66,534
Yashima Denki Co., Ltd.	1,200	9,659
Yellow Hat, Ltd.	16,600	199,601
Yokogawa Bridge Holdings Corp.	12,400	203,303
Yokorei Co., Ltd.	22,400	171,130
Yokowo Co., Ltd.	2,201	18,007
Yondenko Corp.	1,500	29,020
Yondoshi Holdings, Inc.	2,200	27,470
Yonex Co., Ltd.	19,500	209,234
Yorozu Corp.	2,600	15,279
*Yoshimura Food Holdings KK	5,900	42,971
Yoshinoya Holdings Co., Ltd.	30,200	704,324
Yotai Refractories Co., Ltd.	2,000	18,990
Yuasa Trading Co., Ltd.	3,600	97,699
Yukiguni Maitake Co., Ltd.	3,500	20,707
Yurtec Corp.	9,800	63,157
Yushin Precision Equipment Co., Ltd.	2,100	9,207
Zenrin Co., Ltd.	10,500	61,428
Zeon Corp.	8,900	72,724
ZERIA Pharmaceutical Co., Ltd.	5,000	65,898
ZIGExN Co., Ltd.	25,100	79,056

44

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Zuiko Corp.	100	$861

TOTAL JAPAN		180,157,232

NETHERLANDS — (1.9%)
Aalberts NV	34,489	1,072,507
Acomo NV	2,842	57,977
*AFC Ajax NV	38	438
#*ΩAlfen N.V.	5,030	157,748
AMG Critical Materials NV	12,733	330,818
APERAM SA	26,244	725,401
Arcadis NV	25,565	1,078,731
ASR Nederland NV	27,130	1,009,413
*Avantium N.V.	1,278	4,255
ΩB&S Group Sarl	7,310	26,387
#*ΩBasic-Fit NV	16,413	418,448
BE Semiconductor Industries NV	19,849	2,041,400
Beter Bed Holding NV	1,019	6,484
Brunel International NV	5,436	75,616
Corbion NV	7,430	128,248
ΩCTP NV	23,925	347,974
Flow Traders, Ltd.	8,854	161,625
ForFarmers NV	22,554	55,189
*Fugro NV	45,172	744,376
IMCD NV	1,506	180,675
*InPost SA	36,462	359,506
Kendrion NV	4,364	52,955
Koninklijke BAM Groep NV	87,168	179,851
Koninklijke Heijmans N.V	7,478	85,682
Koninklijke Vopak NV	23,758	798,823
ΩLucas Bols NV	32	587
Nedap NV	40	2,410
OCI NV	21,365	497,050
*Pharming Group NV	261,914	308,958
PostNL NV	66,139	122,935
SBM Offshore NV	50,248	624,070
*SIF Holding NV	3,288	31,626
ΩSignify NV	45,586	1,178,595
Sligro Food Group NV	9,301	158,282
TKH Group NV	16,211	590,818
*TomTom NV	30,520	182,268
Van Lanschot Kempen NV	10,882	291,584

TOTAL NETHERLANDS		14,089,710

NEW ZEALAND — (0.2%)
AFT Pharmaceuticals, Ltd.	1,337	2,598
Air New Zealand, Ltd.	409,690	159,658
Arvida Group, Ltd.	127,395	83,732
Briscoe Group, Ltd.	1,327	3,466
CDL Investments New Zealand, Ltd.	284	122
Channel Infrastructure NZ, Ltd.	96,141	79,966
Colonial Motor Co., Ltd. (The)	8	41
Comvita, Ltd.	2,552	4,527
Delegat Group, Ltd.	104	493
Freightways Group, Ltd.	43,380	187,978
Genesis Energy, Ltd.	17,369	23,337
*Gentrack Group, Ltd.	1,793	5,110
Hallenstein Glasson Holdings, Ltd.	2,173	7,280
Heartland Group Holdings, Ltd.	134,482	119,678
KMD Brands, Ltd.	170,653	82,386

45

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
Manawa Energy, Ltd.	11,688	$29,029
Napier Port Holdings, Ltd.	3,846	4,989
NZME, Ltd.	3,618	1,747
NZX, Ltd.	64,033	37,245
Oceania Healthcare, Ltd.	272,307	107,703
PGG Wrightson, Ltd.	2,410	4,472
Rakon, Ltd.	10,360	4,218
Sanford, Ltd.	2,932	6,412
*Serko, Ltd.	18,632	45,517
Skellerup Holdings, Ltd.	36,536	96,055
SKY Network Television, Ltd.	44,433	74,432
SKYCITY Entertainment Group, Ltd.	194,478	211,531
Steel & Tube Holdings, Ltd.	9,152	5,802
Summerset Group Holdings, Ltd.	50,107	283,869
Tourism Holdings, Ltd.	21,368	40,269
TOWER, Ltd.	13,061	4,862
#*Vista Group International, Ltd.	47,940	36,249
Warehouse Group, Ltd. (The)	34,693	34,708

TOTAL NEW ZEALAND		1,789,481

NORWAY — (1.1%)
2020 Bulkers, Ltd.	8,856	79,827
ABG Sundal Collier Holding ASA	97,272	44,058
AF Gruppen ASA	4,784	49,845
#*Agilyx ASA	4,518	9,099
*Akastor ASA	40,547	38,109
*Aker Carbon Capture ASA	46,541	44,076
Aker Solutions ASA	24,242	96,606
AMSC ASA	11,685	26,044
*Archer, Ltd.	264,248	21,241
Arendals Fossekompani ASA	104	1,201
*Asetek A/S	16,163	10,301
Atea ASA	12,804	133,178
*Atlantic Sapphire ASA	33,429	3,812
Austevoll Seafood ASA	23,045	157,392
ΩAvance Gas Holding, Ltd.	6,105	81,205
Belships ASA	27,145	42,522
*BLUENORD ASA	5,608	297,676
Bonheur ASA	1,710	29,572
#*Borr Drilling, Ltd.	3,114	19,345
#*Borr Drilling, Ltd.	83,738	513,314
Borregaard ASA	16,629	225,358
Bouvet ASA	23,139	111,432
*BW Energy, Ltd.	22,749	56,813
ΩBW LPG, Ltd.	22,331	315,825
BW Offshore, Ltd.	27,632	57,679
#*Cadeler A/S	19,106	60,507
*Cloudberry Clean Energy ASA	40,388	39,405
#*ΩCrayon Group Holding ASA	20,497	118,156
DNO ASA	147,837	150,461
*Elliptic Laboratories ASA	4,854	7,308
ΩElmera Group ASA	22,065	47,086
Elopak ASA	15,649	31,938
#ΩEntra ASA	3,523	27,483
ΩEuropris ASA	53,029	300,230
FLEX LNG, Ltd.	4,548	138,896
Frontline PLC	2,626	58,600
#*Gaming Innovation Group, Inc.	216	525
Golden Ocean Group, Ltd.	18,988	140,221

46

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Gram Car Carriers ASA	3,716	$68,188
Grieg Seafood ASA	15,576	103,383
Hafnia, Ltd.	9,271	60,829
*Hexagon Composites ASA	33,157	78,176
#*Hexagon Purus ASA	16,406	15,038
Hoegh Autoliners ASA	16,770	135,551
*Kahoot! ASA	108,880	340,137
ΩKid ASA	7,081	57,489
#Kitron ASA	56,649	149,080
ΩKlaveness Combination Carriers ASA	4,693	32,010
*Kongsberg Automotive ASA	258,736	45,949
*LINK Mobility Group Holding ASA	101,763	104,936
Magnora ASA	35,357	105,865
Medistim ASA	40	693
MPC Container Ships ASA	114,858	162,185
ΩMulticonsult ASA	2,902	33,639
#*ΩNorske Skog ASA	21,797	79,487
*Northern Ocean, Ltd.	31,228	38,016
*Norwegian Air Shuttle ASA	106,868	76,662
#*Nykode Therapeutics ASA	31,293	48,095
Odfjell Drilling, Ltd.	25,116	87,679
Odfjell SE, A Shares	3,948	41,877
Odfjell Technology, Ltd.	2,103	10,429
OKEA ASA	10,722	37,027
ΩOkeanis Eco Tankers Corp.	3,004	86,449
Panoro Energy ASA	22,280	61,664
Pareto Bank ASA	8,124	37,814
*Petronor E&P ASA	17	12
*Pexip Holding ASA	51,959	84,415
*PGS ASA	400,751	361,948
*PhotoCure ASA	5,593	28,887
#*ΩpoLight ASA	174	170
Protector Forsikring ASA	12,464	195,243
Rana Gruber ASA	5,601	31,084
*REC Silicon ASA	146,359	190,028
#ΩScatec ASA	12,141	61,185
#Selvaag Bolig ASA	10,528	25,067
*ΩShelf Drilling, Ltd.	40,075	107,257
#*Solstad Offshore ASA	57,717	122,443
Sparebank 1 Oestlandet	12,948	143,716
SpareBank 1 Sorost-Norge	3,334	17,727
Sparebanken More	494	3,393
Stolt-Nielsen, Ltd.	6,173	203,065
TGS ASA	18,602	253,428
Veidekke ASA	21,605	186,429
*Volue ASA	2,396	4,019

TOTAL NORWAY		7,704,209

PORTUGAL — (0.4%)
Altri SGPS SA	42,118	203,362
*Banco Comercial Portugues SA, Class R	3,106,163	950,823
Corticeira Amorim SGPS SA	10,363	100,446
CTT-Correios de Portugal SA	22,972	87,535
#*Greenvolt-Energias Renovaveis SA	8,809	58,754
Ibersol SGPS SA	4,308	30,509
Mota-Engil SGPS SA	40,601	131,750
Navigator Co. SA (The)	84,158	334,472
NOS SGPS SA	60,073	219,320
REN - Redes Energeticas Nacionais SGPS SA	145,047	377,156

47

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
PORTUGAL — (Continued)
Semapa-Sociedade de Investimento e Gestao	5,429	$76,666
Sonae SGPS SA	333,826	327,803

TOTAL PORTUGAL		2,898,596

SINGAPORE — (0.9%)
AEM Holdings, Ltd.	99,400	251,030
*Aspen Group Holdings, Ltd.	388	6
*Avarga, Ltd.	23,300	2,985
Aztech Global, Ltd.	50,300	33,043
*Banyan Tree Holdings, Ltd.	22,200	6,239
*Best World International, Ltd.	35,300	43,544
BRC Asia, Ltd.	800	940
Bukit Sembawang Estates, Ltd.	3,300	8,719
Centurion Corp., Ltd.	59,000	16,580
China Aviation Oil Singapore Corp., Ltd.	103,200	60,637
China Sunsine Chemical Holdings, Ltd.	32,900	9,605
Civmec, Ltd.	1,300	750
ComfortDelGro Corp., Ltd.	700,800	675,199
*COSCO SHIPPING International Singapore Co., Ltd.	575,100	49,113
CSE Global, Ltd.	205,300	61,438
Delfi, Ltd.	92,400	82,955
DFI Retail Group Holdings, Ltd.	65,800	140,154
Dyna-Mac Holdings, Ltd.	156,800	35,479
Far East Orchard, Ltd.	308	229
First Resources, Ltd.	247,100	272,341
Food Empire Holdings, Ltd.	50,800	40,787
Frasers Property, Ltd.	33,200	18,417
Frencken Group, Ltd.	174,200	132,235
*Gallant Venture, Ltd.	7,900	753
Geo Energy Resources, Ltd.	304,800	65,630
Golden Agri-Resources, Ltd.	1,995,800	393,318
Grand Venture Technology, Ltd.	4,600	1,645
GuocoLand, Ltd.	33,200	36,591
Hiap Hoe, Ltd.	600	282
Ho Bee Land, Ltd.	17,500	23,120
Hong Fok Corp., Ltd.	275,900	175,200
Hong Leong Asia, Ltd.	8,500	3,878
Hotel Grand Central, Ltd.	100	58
Hour Glass, Ltd. (The)	50,100	60,337
HRnetgroup, Ltd.	6,400	3,223
Hutchison Port Holdings Trust, Class U	1,641,600	257,731
iFAST Corp., Ltd.	42,700	205,700
Indofood Agri Resources, Ltd.	2,100	464
ISDN Holdings, Ltd.	87,861	20,842
Japfa, Ltd.	231,300	31,402
Keppel Infrastructure Trust	886,385	284,668
Mandarin Oriental International, Ltd.	100	150
*Marco Polo Marine, Ltd.	532,500	19,822
Mewah International, Inc.	700	143
*mm2 Asia, Ltd.	175,600	3,845
Nanofilm Technologies International, Ltd.	116,300	78,945
NETLINK NBN TRUST	669,200	405,413
*Oceanus Group, Ltd.	1,302,300	9,505
OUE, Ltd.	59,100	44,431
Oxley Holdings, Ltd.	27,300	1,993
Pan-United Corp., Ltd.	16,400	4,429
Propnex, Ltd.	77,000	45,243
Q&M Dental Group Singapore, Ltd.	43,500	7,144
QAF, Ltd.	15,200	9,042

48

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Raffles Medical Group, Ltd.	195,500	$169,807
Riverstone Holdings, Ltd.	127,800	55,036
*SATS, Ltd.	237,353	426,180
SBS Transit, Ltd.	1,100	1,991
*Seatrium, Ltd.	1,755,400	143,502
Sheng Siong Group, Ltd.	172,400	195,044
SIA Engineering Co., Ltd.	62,500	104,467
Silverlake Axis, Ltd.	113,800	22,427
*Sinostar PEC Holdings, Ltd.	400	34
Stamford Land Corp., Ltd.	21,477	5,800
StarHub, Ltd.	154,400	116,078
Tai Sin Electric, Ltd.	200	59
Thomson Medical Group, Ltd.	574,100	22,628
Tiong Woon Corp. Holding, Ltd.	6,200	2,263
Tuan Sing Holdings, Ltd.	16,916	3,334
UMS Holdings, Ltd.	267,500	244,060
UOB-Kay Hian Holdings, Ltd.	17,615	16,843
Valuetronics Holdings, Ltd.	8,600	3,170
Venture Corp., Ltd.	96,500	824,094
Vicom, Ltd.	200	188
Wee Hur Holdings, Ltd.	3,000	385
Wing Tai Holdings, Ltd.	162,900	160,516

TOTAL SINGAPORE		6,655,278

SPAIN — (2.3%)
Acerinox SA	64,350	625,631
ΩAedas Homes SA	4,679	74,582
Almirall SA	35,545	322,737
Applus Services SA	46,687	491,016
Atresmedia Corp. de Medios de Comunicacion SA	42,925	160,526
*Audax Renovables SA	17,380	19,730
Azkoyen SA	32	195
Banco de Sabadell SA	2,050,996	2,538,624
Bankinter SA	239,621	1,510,058
Cia de Distribucion Integral Logista Holdings SA	21,510	527,024
CIE Automotive SA	13,547	344,521
Construcciones y Auxiliar de Ferrocarriles SA	6,890	205,374
#*Deoleo SA	13,813	3,366
*Distribuidora Internacional de Alimentacion SA	4,432,266	57,156
#*Duro Felguera SA	24,813	16,890
Ebro Foods SA	21,587	366,906
*eDreams ODIGEO SA	18,587	119,058
Elecnor SA	5,368	90,216
Enagas SA	89,496	1,494,170
#Ence Energia y Celulosa SA	58,015	173,051
Ercros SA	23,548	72,431
Faes Farma SA	97,369	305,156
Fluidra SA	32,001	562,175
#Fomento de Construcciones y Contratas SA	6,616	83,918
ΩGestamp Automocion SA	61,509	225,733
ΩGlobal Dominion Access SA	17,645	57,258
*Grenergy Renovables SA	1,528	36,243
*Grifols SA	41,313	462,226
Grupo Catalana Occidente SA	14,100	450,839
Grupo Empresarial San Jose SA	96	362
Iberpapel Gestion SA	155	2,638
Indra Sistemas SA	67,056	939,140
Laboratorios Farmaceuticos Rovi SA	9,243	492,891
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	202,679	174,385

49

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
Mapfre SA	325,077	$674,158
*Melia Hotels International SA	45,246	250,843
ΩMetrovacesa SA	4,022	32,565
Miquel y Costas & Miquel SA	276	3,133
ΩNeinor Homes SA	8,407	86,552
*Obrascon Huarte Lain SA	111,515	45,734
*Oryzon Genomics SA	1,626	3,463
Pharma Mar SA	302	10,279
Prim SA	28	309
ΩProsegur Cash SA	36,123	19,626
Prosegur Cia de Seguridad SA	37,998	56,712
Realia Business SA	360	401
Renta 4 Banco SA	12	131
Sacyr SA	190,469	548,816
*Solaria Energia y Medio Ambiente SA	21,662	323,990
ΩTalgo SA	17,941	67,985
*Tecnicas Reunidas SA	13,625	119,750
Tubacex SA	31,198	92,664
ΩUnicaja Banco SA	392,456	407,361
Vidrala SA	5,230	387,522
Viscofan SA	11,886	685,970

TOTAL SPAIN		16,824,190

SWEDEN — (2.4%)
ΩAcadeMedia AB	33,482	138,571
AddLife AB, Class B	11,061	71,973
Addnode Group AB	20,997	130,519
AFRY AB	39,631	415,016
ΩAlimak Group AB	14,225	83,522
Alleima AB	64,290	390,712
Alligo AB, Class B	6,971	54,657
ΩAmbea AB	30,384	112,750
*Annehem Fastigheter AB, Class B	180	248
AQ Group AB	4,065	164,453
Arise AB	6,692	18,658
Arjo AB, Class B	63,254	210,948
*ΩAttendo AB	45,098	142,689
Beijer Alma AB, Class B	8,826	140,140
Bergman & Beving AB	6,980	93,461
*»Betsson AB	408	72
*Betsson AB, Class B	53,017	532,417
*Better Collective A/S	9,772	236,152
#*BHG Group AB	63,332	55,835
#*BICO Group AB	26,046	68,981
Bilia AB, A Shares	16,220	150,257
Billerud Aktiebolag	26,209	242,792
Biotage AB	11,716	119,334
*Bjorn Borg AB	96	339
*Bonava AB, B Shares	14,621	22,823
*ΩBoozt AB	16,405	114,529
ΩBravida Holding AB	28,887	180,210
Bufab AB	11,542	273,141
Bulten AB	6,638	37,014
*Byggmax Group AB	22,414	56,975
#*Calliditas Therapeutics AB, ADR	260	4,261
*Camurus AB	3,502	104,816
Catella AB	10,973	24,062
Catena AB	22,517	743,671
*Catena Media PLC	13,702	21,180

50

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
*Cavotec SA	208	$260
Clas Ohlson AB, B Shares	25,683	268,952
Cloetta AB, B Shares	124,878	199,959
Concentric AB	14,558	204,050
ΩCoor Service Management Holding AB	23,245	80,059
Corem Property Group AB, Class B	199,965	128,685
Corem Property Group AB, Class D	714	10,123
Dedicare AB, Class B	1,782	15,535
Dios Fastigheter AB	31,330	169,232
ΩDometic Group AB	38,743	238,229
#*ΩDustin Group AB	324	364
Eastnine AB	56	759
*Egetis Therapeutics AB	17,386	7,189
Elanders AB, Class B	819	6,121
Electrolux Professional AB, Class B	66,137	266,735
Eolus Vind AB, Class B	5,102	39,340
Ependion AB	96	890
Fagerhult Group AB	14,392	72,651
FastPartner AB, Class A	8,808	30,588
FastPartner AB, Class D	457	2,082
Ferronordic AB	902	5,288
*FormPipe Software AB	132	292
G5 Entertainment AB	4,851	62,696
Granges AB	33,160	318,462
*ΩGreen Landscaping Group AB	2,787	14,543
#Hanza AB	9,678	60,636
Heba Fastighets AB, Class B	17,981	36,050
Hemnet Group AB	16,690	289,354
HMS Networks AB	12,291	406,156
*Humana AB	12,630	32,048
Instalco AB	66,356	185,183
*International Petroleum Corp.	46,959	496,378
Intrum AB	15,932	81,566
INVISIO AB	10,115	151,734
Inwido AB	29,427	299,995
ITAB Shop Concept AB	472	396
JM AB	17,642	187,589
Kabe Group AB, Class B	20	479
*Karnov Group AB	26,343	115,533
#*K-fast Holding AB	20,507	24,595
Kindred Group PLC	2,197	17,945
KNOW IT AB	1,574	19,723
Lagercrantz Group AB, B Shares	4,796	43,656
Lime Technologies AB	791	20,248
Lindab International AB	31,644	486,301
Loomis AB	6,996	181,214
*Medcap AB	3,117	79,371
MEKO AB	13,751	110,523
Micro Systemation AB, Class B	284	1,383
*Millicom International Cellular SA	329	5,153
MIPS AB	20,618	506,562
*»Modern Times Group MTG AB	124	277
*Modern Times Group MTG AB, Class B	27,082	216,580
Momentum Group AB	44	381
ΩMunters Group AB	47,670	579,414
Mycronic AB	5,287	115,463
NCAB Group AB	19,857	94,729
NCC AB, Class B	29,000	296,420

51

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Nederman Holding AB	44	$618
*Net Insight AB, Class B	83,479	29,020
New Wave Group AB, Class B	45,362	295,209
Nolato AB, Class B	78,875	348,041
Nordic Paper Holding AB	9,395	32,122
Nordic Waterproofing Holding AB	7,633	110,266
*Norion Bank AB	24,803	80,030
*Note AB	6,431	84,095
NP3 Fastigheter AB	6,414	85,480
Nyfosa AB	37,076	178,533
OEM International AB, Class B	8,770	56,909
Orron Energy AB	46,554	28,967
#*Ovzon AB	144	101
*OX2 AB	10,551	42,553
Peab AB, Class B	61,871	229,705
Platzer Fastigheter Holding AB, Class B	29,300	153,415
Proact IT Group AB	4,008	27,802
Ratos AB, B Shares	23,629	65,604
*RaySearch Laboratories AB	11,840	88,170
Rejlers AB	2,405	25,185
ΩResurs Holding AB	54,286	105,631
Rottneros AB	7,112	7,512
Rvrc Holding AB	17,317	59,704
#Scandi Standard AB	21,305	106,404
*ΩScandic Hotels Group AB	120,171	403,881
*Sdiptech AB	13,677	267,599
*Sedana Medical AB	19,815	37,067
*Sensys Gatso Group AB	1,948	10,517
#*ΩSinch AB	141,200	222,479
SinterCast AB	36	332
*Sivers Semiconductors AB	25,178	13,848
SkiStar AB	15,662	148,592
Solid Forsakring AB	2,025	10,549
*Stendorren Fastigheter AB	5,108	57,697
*Stillfront Group AB	180,022	185,861
Storskogen Group AB, Class B	498,845	294,057
Synsam AB	19,527	59,948
Systemair AB	14,142	77,465
*Tethys Oil AB	12,117	61,796
*TF Bank AB	460	5,789
Troax Group AB	9,298	148,466
#*Truecaller AB, Class B	58,734	141,622
VBG Group AB, Class B	3,025	62,814
Vitec Software Group AB, B Shares	6,687	266,220
Vitrolife AB	6,988	90,754
Volati AB	6,110	45,828
XANO Industri AB, Class B	167	1,241
*Xvivo Perfusion AB	2,295	47,656

TOTAL SWEDEN		17,346,451

SWITZERLAND — (7.5%)
Accelleron Industries AG	14,744	361,937
Adecco Group AG	67,014	2,521,355
AEVIS VICTORIA SA	37	746
Allreal Holding AG, Registered	5,311	850,880
ALSO Holding AG, Registered	1,916	486,342
#*ams-OSRAM AG	87,859	311,737
APG SGA SA	253	46,983
Arbonia AG	13,764	117,063

52

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
*Aryzta AG	449,085	$820,645
Ascom Holding AG, Registered	11,079	114,558
*Autoneum Holding AG	1,661	187,993
#Bachem Holding AG	140	10,092
Baloise Holding AG, Registered	15,103	2,160,772
Banque Cantonale de Geneve	217	53,651
Banque Cantonale Vaudoise, Registered	7,369	830,789
Barry Callebaut AG, Registered	150	226,636
*Basilea Pharmaceutica AG, Registered	5,346	207,366
Belimo Holding AG, Class R	4,146	1,735,757
Bell Food Group AG	827	245,360
Bellevue Group AG	607	13,207
Berner Kantonalbank AG, Registered	893	233,541
BKW AG	7,137	1,196,754
Bossard Holding AG, Registered A	2,561	526,805
Bucher Industries AG, Registered	2,373	843,281
Burckhardt Compression Holding AG	1,340	677,325
Burkhalter Holding AG	144	13,418
Bystronic AG	408	194,574
Calida Holding AG, Registered	1,477	41,467
Cembra Money Bank AG	11,438	784,905
#*Cicor Technologies, Ltd., Registered	4	192
Cie Financiere Tradition SA	308	39,259
Clariant AG, Registered	91,836	1,298,752
Coltene Holding AG, Registered	847	59,287
Comet Holding AG, Class R	4,208	823,520
COSMO Pharmaceuticals NV	2,006	76,158
Daetwyler Holding AG	1,477	259,353
DKSH Holding AG	12,647	774,065
#*DocMorris AG	7,662	316,230
dormakaba Holding AG	1,200	545,904
*Dufry AG, Registered	38,158	1,329,587
EFG International AG	24,382	291,496
Emmi AG, Registered	761	717,475
Energiedienst Holding AG, Registered	1,171	51,727
Feintool International Holding AG	365	8,014
Flughafen Zurich AG, Registered	7,977	1,483,115
Forbo Holding AG, Registered	319	350,530
ΩGalenica AG	17,973	1,353,826
*GAM Holding AG	9,332	4,384
Georg Fischer AG, Registered	35,498	1,830,192
Glarner Kantonalbank	36	898
Helvetia Holding AG, Registered	14,705	1,968,100
Huber + Suhner AG, Registered	7,427	506,804
Implenia AG, Registered	8,299	258,076
*Ina Invest Holding AG	148	2,878
Inficon Holding AG, Registered	606	655,909
Interroll Holding AG, Class R	266	697,116
Intershop Holding AG	590	390,935
Investis Holding SA	735	76,242
Jungfraubahn Holding AG, Registered	1,431	242,470
Kardex Holding AG, Registered	2,599	500,923
Komax Holding AG, Class R	1,620	320,066
*Kudelski SA	543	794
Landis+Gyr Group AG	11,095	819,278
*Lastminute.com NV	676	17,085
LEM Holding SA, Registered	133	268,908
Liechtensteinische Landesbank AG	2,850	196,984

53

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Luzerner Kantonalbank AG, Registered	5,159	$404,761
*MCH Group AG	75	364
ΩMedacta Group SA	1,380	158,009
*ΩMedartis Holding AG	184	14,537
ΩMedmix AG	8,344	172,922
Meier Tobler Group AG	1,201	41,241
Metall Zug AG, Registered	54	77,435
Mikron Holding AG	1,594	24,347
Mobilezone Holding AG, Registered	13,146	199,346
Mobimo Holding AG, Registered	4,149	1,144,332
Novavest Real Estate AG	259	10,473
OC Oerlikon Corp. AG	22,242	88,279
#*Orascom Development Holding AG	90	494
Orell Fuessli AG, Registered	4	308
Orior AG	1,519	123,850
Phoenix Mecano AG, Registered	67	27,093
Plazza AG, Registered A	216	71,680
*ΩPolyPeptide Group AG	6,701	125,324
PSP Swiss Property AG, Registered	16,746	2,055,413
Rieter Holding AG, Registered	1,404	118,793
Romande Energie Holding SA, Registered	2,226	138,445
Schweiter Technologies AG	215	120,015
*ΩSensirion Holding AG	1,755	131,136
SFS Group AG	5,461	542,470
Siegfried Holding AG, Registered	1,674	1,323,491
SIG Group AG	5,127	112,619
SKAN Group AG	1,964	146,968
Softwareone Holding AG	27,144	531,516
St. Galler Kantonalbank AG, Registered	950	515,164
#Stadler Rail AG	12,772	431,137
Sulzer AG, Registered	6,469	530,997
Swiss Prime Site AG, Registered	31,930	2,961,257
Swissquote Group Holding SA, Registered	4,112	785,755
Tecan Group AG, Class R	37	10,587
Temenos AG, Registered	28,671	2,052,227
TX Group AG	1,051	97,588
u-blox Holding AG	3,145	296,167
Valiant Holding AG	10,749	1,169,332
ΩVAT Group AG	3,585	1,263,348
Vaudoise Assurances Holding SA	237	110,160
Vetropack Holding AG	6,310	247,186
*Von Roll Holding AG	500	474
Vontobel Holding AG, Class R	9,496	553,033
VP Bank AG, Class A	591	53,382
*V-ZUG Holding AG	533	34,262
Walliser Kantonalbank, Registered	330	39,525
Ypsomed Holding AG, Registered	970	266,469
Zehnder Group AG, Registered	3,648	188,403
Zug Estates Holding AG, Class B	25	41,344
Zuger Kantonalbank AG	38	328,202

TOTAL SWITZERLAND		54,234,131

UNITED KINGDOM — (12.8%)
4imprint Group PLC	9,598	584,662
*888 Holdings PLC	114,141	113,019
*accesso Technology Group PLC	4,765	32,090
Advanced Medical Solutions Group PLC	84,468	198,639
AG Barr PLC	36,886	219,991
ΩAirtel Africa PLC	27,386	37,651

54

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
AJ Bell PLC	126,231	$387,837
ΩAlfa Financial Software Holdings PLC	43,040	78,340
Alliance Pharma PLC	108,602	52,779
*AO World PLC	124,476	126,198
*Ascential PLC	162,962	517,697
Ashmore Group PLC	184,445	379,364
Ashtead Technology Holdings PLC	16,105	93,804
#*ASOS PLC	9,011	43,234
*ΩAston Martin Lagonda Global Holdings PLC	133,585	354,671
Atalaya Mining PLC	26,716	97,255
*Auction Technology Group PLC	39,177	266,695
Avon Protection PLC	9,480	98,240
*Babcock International Group PLC	303,456	1,439,032
ΩBakkavor Group PLC	57,496	61,396
Balfour Beatty PLC	312,084	1,170,930
Bank of Georgia Group PLC	15,724	635,371
Beazley PLC	243,526	1,520,375
Bellway PLC	74,771	1,894,453
Bloomsbury Publishing PLC	37,728	182,208
Bodycote PLC	79,321	552,485
#*boohoo Group PLC	299,758	114,214
Breedon Group PLC	121,614	461,162
ΩBridgepoint Group PLC	67,276	148,169
Britvic PLC	107,121	1,089,278
Brooks Macdonald Group PLC	4,375	95,028
Bytes Technology Group PLC	89,252	533,064
C&C Group PLC	177,387	299,627
*Capita PLC	525,410	106,918
Capricorn Energy PLC	1,324	2,506
*Card Factory PLC	132,655	156,140
Centamin PLC	744,138	744,499
Central Asia Metals PLC	70,404	139,937
Chemring Group PLC	114,395	387,980
Chesnara PLC	63,421	194,703
Clarkson PLC	13,172	422,764
Close Brothers Group PLC	70,210	679,012
ΩCMC Markets PLC	16,257	18,603
Coats Group PLC	644,765	528,894
Computacenter PLC	28,881	899,268
Cranswick PLC	23,067	977,989
Crest Nicholson Holdings PLC	104,305	202,509
Currys PLC	382,383	207,687
CVS Group PLC	27,073	481,276
*Darktrace PLC	14,833	62,997
*ΩDeliveroo PLC	142,408	224,646
DFS Furniture PLC	63,164	78,945
Diploma PLC	25,160	867,670
*Direct Line Insurance Group PLC	333,669	612,597
DiscoverIE Group PLC	40,621	304,128
Diversified Energy Co. PLC	398,325	323,117
Domino’s Pizza Group PLC	160,579	668,348
Dr. Martens PLC	115,469	163,094
Drax Group PLC	159,365	817,227
DS Smith PLC	180,359	624,176
Dunelm Group PLC	48,366	572,516
*easyJet PLC	27,126	120,472
*Elementis PLC	289,114	415,375
#Energean PLC	46,147	477,093

55

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
*EnQuest PLC	333,857	$65,467
*Ergomed PLC	17,906	291,589
Essentra PLC	64,355	116,044
*FD Technologies PLC	6,261	65,262
FDM Group Holdings PLC	23,282	123,317
Fevertree Drinks PLC	29,439	358,655
Firstgroup PLC	316,725	606,854
Foresight Group Holdings, Ltd.	12,409	55,412
ΩForterra PLC	68,289	111,536
*Frasers Group PLC	54,473	530,783
*Frontier Developments PLC	616	1,798
FW Thorpe PLC	8,188	35,272
Games Workshop Group PLC	14,048	1,683,339
Gamma Communications PLC	36,050	457,569
GB Group PLC	35,092	101,771
Genel Energy PLC	20,099	19,950
Genuit Group PLC	76,226	245,577
*Georgia Capital PLC	16,408	183,572
Grafton Group PLC	91,126	852,655
Grainger PLC	296,041	816,888
*Greencore Group PLC	269,028	293,316
Greggs PLC	40,541	1,165,904
Gulf Keystone Petroleum, Ltd.	16,959	24,900
Halfords Group PLC	97,126	236,421
Harbour Energy PLC	186,846	575,434
Hargreaves Lansdown PLC	95,970	822,866
Harworth Group PLC	75,747	90,996
Hays PLC	919,311	1,072,028
Helical PLC	21,740	50,650
*Helios Towers PLC	111,078	81,614
Henry Boot PLC	33,593	70,520
Hikma Pharmaceuticals PLC	21,435	494,584
Hill & Smith PLC	38,297	765,847
Hilton Food Group PLC	30,646	242,833
Hiscox, Ltd.	99,090	1,127,854
*Hochschild Mining PLC	167,289	189,903
Hollywood Bowl Group PLC	66,136	200,631
Howden Joinery Group PLC	119,128	921,684
Hunting PLC	92,075	323,452
ΩIbstock PLC	163,740	243,395
IMI PLC	49,183	874,325
Impax Asset Management Group PLC	10,856	50,717
Inchcape PLC	130,950	1,058,278
*Indivior PLC	55,976	1,069,800
IntegraFin Holdings PLC	131,576	349,337
*International Distributions Services PLC	393,105	1,204,931
#*ITM Power PLC	41,418	32,477
ITV PLC	1,279,767	991,699
*IWG PLC	309,047	495,015
*J D Wetherspoon PLC	35,115	269,296
James Halstead PLC	107,119	248,917
JET2 PLC	64,398	782,997
*John Wood Group PLC	242,524	417,597
Johnson Matthey PLC	12,341	223,728
Johnson Service Group PLC	251,987	390,777
ΩJTC PLC	2,026	15,697
Jupiter Fund Management PLC	59,336	56,521
*ΩJust Eat Takeaway.com NV	1,364	16,485

56

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Just Group PLC	464,943	$426,522
Kainos Group PLC	32,325	440,100
Keller Group PLC	40,234	378,369
*Kier Group PLC	227,281	277,999
Lancashire Holdings, Ltd.	102,222	704,552
Learning Technologies Group PLC	37,021	27,785
Liontrust Asset Management PLC	11,974	81,222
LSL Property Services PLC	35,777	102,456
ΩLuceco PLC	33,276	45,224
Man Group PLC	542,746	1,445,610
*Marks & Spencer Group PLC	651,985	1,715,209
Marshalls PLC	79,397	198,276
*Marston’s PLC	187,403	65,947
ME GROUP INTERNATIONAL PLC	69,976	119,047
Midwich Group PLC	14,356	67,416
*Mitchells & Butlers PLC	125,788	316,569
Mitie Group PLC	647,456	773,867
MJ Gleeson PLC	12,002	58,692
Moneysupermarket.com Group PLC	214,651	674,610
*Moonpig Group PLC	94,927	189,946
Morgan Advanced Materials PLC	115,020	314,033
Morgan Sindall Group PLC	17,769	405,360
Mortgage Advice Bureau Holdings, Ltd.	5,634	38,695
MP Evans Group PLC	15,407	138,721
NCC Group PLC	66,857	86,482
*ΩNetwork International Holdings PLC	170,370	801,717
Next 15 Group PLC	11,645	89,305
*ΩOn the Beach Group PLC	47,344	54,577
OSB Group PLC	83,855	305,057
*Oxford Biomedica PLC	10,543	27,122
Oxford Instruments PLC	26,414	577,576
Pagegroup PLC	131,033	597,209
Pan African Resources PLC	817,903	160,782
PayPoint PLC	36,520	236,642
*Pendragon PLC	481,120	187,404
Pennon Group PLC	102,887	907,019
Persimmon PLC	67,176	828,186
#*Petrofac, Ltd.	143,528	81,857
Pets at Home Group PLC	211,863	721,892
*Playtech PLC	97,106	462,612
Plus500, Ltd.	35,777	612,563
Polar Capital Holdings PLC	38,081	192,692
PPHE Hotel Group, Ltd.	7,561	94,042
Premier Foods PLC	293,806	417,838
PZ Cussons PLC	102,449	166,335
QinetiQ Group PLC	231,009	927,848
*Rank Group PLC	104,622	85,312
Reach PLC	93,532	86,597
Redde Northgate PLC	114,748	467,848
Redrow PLC	207,040	1,222,493
Renew Holdings PLC	34,987	304,401
*Renewi PLC	33,276	237,022
Renishaw PLC	10,775	403,229
*Restaurant Group PLC (The)	329,791	271,724
RHI Magnesita NV	11,349	353,374
Ricardo PLC	2,342	12,504
Robert Walters PLC	22,703	104,135
Rotork PLC	341,922	1,214,838

57

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
RS GROUP PLC	47,850	$393,205
RWS Holdings PLC	14,084	35,479
*S4 Capital PLC	7,280	5,605
ΩSabre Insurance Group PLC	83,401	148,768
Savills PLC	60,300	576,219
Senior PLC	196,380	372,695
Serco Group PLC	618,549	1,073,323
Serica Energy PLC	102,817	290,448
*SIG PLC	338,468	111,714
*SigmaRoc PLC	158,264	93,334
Sirius Real Estate, Ltd.	487,548	472,107
Smart Metering Systems PLC	51,256	397,435
Softcat PLC	41,206	632,515
Spectris PLC	44,308	1,666,725
ΩSpire Healthcare Group PLC	118,190	306,195
Spirent Communications PLC	275,313	324,890
*SSP Group PLC	222,554	486,103
SThree PLC	51,573	219,659
#Synthomer PLC	43,867	100,870
Tate & Lyle PLC	172,188	1,317,371
Taylor Wimpey PLC	524,192	704,775
TBC Bank Group PLC	17,723	577,433
Team Internet Group PLC	54,730	82,085
Telecom Plus PLC	26,336	493,420
*THG PLC	379,864	322,292
ΩTI Fluid Systems PLC	144,561	216,815
TP ICAP Group PLC	338,804	645,870
Travis Perkins PLC	145,391	1,304,832
Treatt PLC	20,067	109,576
*Tremor International, Ltd.	6,154	10,343
TT Electronics PLC	70,404	134,982
*TUI AG	10,137	50,974
*Tullow Oil PLC	489,675	197,154
Tyman PLC	89,690	264,466
Vanquis Banking Group PLC	49,634	69,624
Vesuvius PLC	107,881	527,558
#*Victoria PLC	6,794	26,546
Victrex PLC	36,187	604,654
VIDENDUM PLC	2,014	7,552
Virgin Money UK PLC	518,834	937,754
Vistry Group PLC	143,970	1,235,127
Volex PLC	57,757	197,990
Volution Group PLC	80,168	352,735
Vp PLC	1,268	7,662
*ΩWatches of Switzerland Group PLC	91,760	557,842
Watkin Jones PLC	22,544	9,725
WH Smith PLC	52,179	734,470
Wickes Group PLC	103,988	161,515
Wincanton PLC	52,005	159,025
XP Power, Ltd.	6,642	88,334
XPS Pensions Group PLC	37,754	97,580
Young & Co’s Brewery PLC	5,767	53,184
Young & Co’s Brewery PLC, Class A	10,081	127,221

TOTAL UNITED KINGDOM		93,031,016

TOTAL COMMON STOCKS		709,599,834

58

DIMENSIONAL INTERNATIONAL SMALL CAP ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Draegerwerk AG & Co. KGaA	4,093	$205,717
Einhell Germany AG, Class P	485	68,080
FUCHS PETROLUB SE	30,884	1,250,938
Jungheinrich AG	20,773	556,394
Sixt SE	5,573	319,864
STO SE & Co. KGaA	343	44,521

TOTAL GERMANY		2,445,514

TOTAL PREFERRED STOCKS		2,445,514

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Australian Mines, Ltd. 5/30/2024	146	—
#*Pointsbet Holdings, Ltd. 7/8/2024	2,763	—

TOTAL AUSTRALIA		—

AUSTRIA — (0.0%)
*<»Strabag SE	2,936	—

TOTAL AUSTRIA		—

FINLAND — (0.0%)
*Finnair OYJ 11/20/2023	110,738	43,613

TOTAL FINLAND		43,613

NORWAY — (0.0%)
*<»Solstad Offshore ASA 12/31/2023	57,717	—

TOTAL NORWAY		—

SPAIN — (0.0%)
*Vidrala SA 11/3/2023	5,230	19,265

TOTAL SPAIN		19,265

UNITED STATES — (0.0%)
*Atlantic Sapphire ASA 11/6/2023	37,315	—

TOTAL UNITED STATES		—

TOTAL RIGHTS/WARRANTS		62,878

TOTAL INVESTMENT SECURITIES — (97.8%) (Cost $708,004,613)		712,108,226

SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term Investment Fund	1,357,694	15,704,447

TOTAL INVESTMENTS — (100.0%) (Cost $723,709,060)		$727,812,673

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

59

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (94.9%)
AUSTRALIA — (6.1%)
ALS, Ltd.	88,961	$604,376
Altium, Ltd.	66	1,650
Ampol, Ltd.	59,547	1,201,195
Aristocrat Leisure, Ltd.	3,997	97,508
Aurizon Holdings, Ltd.	42,493	92,014
BHP Group, Ltd.	8,079	227,628
#BHP Group, Ltd., Sponsored ADR	554,222	31,623,907
BlueScope Steel, Ltd.	118,507	1,410,619
Brambles, Ltd.	561,836	4,663,587
carsales.com, Ltd.	303	5,301
Cochlear, Ltd.	36	5,490
Coles Group, Ltd.	340,740	3,294,352
Computershare, Ltd.	20,085	315,251
CSL, Ltd.	126	18,536
Domino’s Pizza Enterprises, Ltd.	1,045	33,611
Endeavour Group, Ltd.	258,726	809,235
Fortescue Metals Group, Ltd.	294,966	4,164,709
IDP Education, Ltd.	43,725	599,371
*James Hardie Industries PLC	122,588	3,034,042
JB Hi-Fi, Ltd.	40,715	1,164,427
Lottery Corp., Ltd. (The)	568,777	1,631,354
Medibank Pvt, Ltd.	439,561	954,599
Metcash, Ltd.	91,414	212,995
Mineral Resources, Ltd.	40,958	1,497,869
New Hope Corp., Ltd.	110,614	404,105
nib holdings, Ltd.	4,864	22,297
#Pilbara Minerals, Ltd.	682,935	1,586,914
Premier Investments, Ltd.	2,269	32,626
Pro Medicus, Ltd.	10,646	502,439
*Qantas Airways, Ltd.	179,351	557,562
Ramsay Health Care, Ltd.	7,392	227,835
REA Group, Ltd.	8,598	782,334
Rio Tinto, Ltd.	85,426	6,359,623
Seven Group Holdings, Ltd.	144	2,529
Sonic Healthcare, Ltd.	67,264	1,224,414
South32, Ltd.	426,437	896,398
Technology One, Ltd.	65,866	605,530
Telstra Group, Ltd.	662,276	1,597,614
ΩViva Energy Group, Ltd.	127,486	228,432
Wesfarmers, Ltd.	177,348	5,672,800
Whitehaven Coal, Ltd.	356,545	1,670,529
Woodside Energy Group, Ltd.	34,997	759,147
#Woodside Energy Group, Ltd., Sponsored ADR	27,311	594,287
Woolworths Group, Ltd.	191,529	4,271,022
#Yancoal Australia, Ltd.	46,230	141,377

TOTAL AUSTRALIA		85,803,440

AUSTRIA — (0.1%)
Erste Group Bank AG	3,684	131,423
OMV AG	28,705	1,254,916
Verbund AG	6,381	553,069

TOTAL AUSTRIA		1,939,408

BELGIUM — (0.6%)
Ageas SA	35,773	1,371,071

1

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
Anheuser-Busch InBev SA	10,575	$599,467
#Anheuser-Busch InBev SA, Sponsored ADR	4,567	259,725
KBC Group NV	69,720	3,824,736
Solvay SA, Class A	18,166	1,915,161
UCB SA	10,220	746,026

TOTAL BELGIUM		8,716,186

CANADA — (9.1%)
Alimentation Couche-Tard, Inc.	145,144	7,892,613
ARC Resources, Ltd.	202,977	3,261,961
BCE, Inc.	6,547	243,090
BCE, Inc.	91	3,374
BRP, Inc.	5,468	369,181
BRP, Inc.	295	19,948
#Canadian National Railway Co.	85,357	9,029,063
#Canadian Natural Resources, Ltd.	200,013	12,706,826
Canadian Natural Resources, Ltd.	17,844	1,131,887
Canadian Tire Corp., Ltd., Class A	19,760	1,903,906
CCL Industries, Inc.	32,102	1,253,788
#Cenovus Energy, Inc.	177,033	3,377,790
Cenovus Energy, Inc.	36,150	687,976
*CGI, Inc.	33,073	3,188,568
*CGI, Inc.	32,688	3,152,364
#Colliers International Group, Inc.	1,086	98,341
Colliers International Group, Inc.	3,659	331,981
Constellation Software, Inc.	2,739	5,484,925
Dollarama, Inc.	60,927	4,156,158
Empire Co., Ltd., Class A	43,177	1,181,866
#Endeavour Mining PLC	3,175	64,884
Fairfax Financial Holdings, Ltd.	1,416	1,177,098
Finning International, Inc.	2,314	61,940
FirstService Corp.	816	115,342
FirstService Corp., Class WI	5,321	752,762
George Weston, Ltd.	15,151	1,641,645
Gildan Activewear, Inc.	34,948	992,873
#Great-West Lifeco, Inc.	59,686	1,651,818
Imperial Oil, Ltd.	3,704	210,860
#Imperial Oil, Ltd.	43,419	2,474,449
Keyera Corp.	3,596	83,538
Loblaw Cos., Ltd.	49,894	4,076,339
*Lumine Group, Inc.	6,090	76,506
Lundin Mining Corp.	6,780	42,294
#Magna International, Inc.	65,481	3,148,981
Manulife Financial Corp.	98,120	1,709,250
Manulife Financial Corp.	32,894	571,987
*MEG Energy Corp.	66,535	1,313,207
Metro, Inc.	35,683	1,810,561
National Bank of Canada	42,244	2,623,647
Northland Power, Inc.	28,246	396,553
Nutrien, Ltd.	54,054	2,902,700
Parkland Corp.	14,748	445,866
Pembina Pipeline Corp.	24,344	749,308
Quebecor, Inc., Class B	29,626	610,553
RB Global, Inc.	21,680	1,417,872
#Restaurant Brands International, Inc.	51,828	3,482,842
Rogers Communications, Inc., Class B	90,956	3,366,338
Rogers Communications, Inc., Class B	20,076	744,017
Royal Bank of Canada	1,838	146,820
Stantec, Inc.	624	38,170

2

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Stantec, Inc.	14,721	$899,749
Suncor Energy, Inc.	262,179	8,494,600
TC Energy Corp.	1,410	48,508
TC Energy Corp.	76,008	2,618,476
Teck Resources, Ltd., Class A	864	30,620
Teck Resources, Ltd., Class B	578	20,401
Teck Resources, Ltd., Class B	141,250	4,991,775
TFI International, Inc.	20,671	2,286,626
Toromont Industries, Ltd.	19,429	1,461,111
Tourmaline Oil Corp.	103,913	5,488,882
Waste Connections, Inc.	19,833	2,568,374
Waste Connections, Inc.	187	24,187
West Fraser Timber Co., Ltd.	7,788	525,034
West Fraser Timber Co., Ltd.	4,850	327,084
Whitecap Resources, Inc.	95,416	736,110
WSP Global, Inc.	4,756	621,766

TOTAL CANADA		129,519,929

DENMARK — (3.4%)
Coloplast A/S, Class B	17,503	1,821,848
Novo Nordisk A/S, Class B	399,310	38,283,454
Novo Nordisk A/S, Sponsored ADR	31,806	3,071,506
Pandora A/S	37,980	4,293,178

TOTAL DENMARK		47,469,986

FINLAND — (0.7%)
Elisa OYJ	24,652	1,044,375
Fortum OYJ	10,686	126,506
Kesko OYJ, Class A	2,602	44,775
Kesko OYJ, Class B	62,237	1,050,254
Kone OYJ, Class B	76,055	3,287,166
*Mandatum OYJ	1,469	5,671
Metso Oyj	128,620	1,129,216
Neste OYJ	80,967	2,713,820
Nordea Bank Abp	21,329	224,073
Orion OYJ, Class A	89	3,528
Orion OYJ, Class B	10,245	406,521
Sampo OYJ, A Shares	1,469	57,622

TOTAL FINLAND		10,093,527

FRANCE — (10.1%)
Airbus SE	118,406	15,804,655
ΩALD SA	60,668	406,240
Arkema SA	2,543	237,562
BioMerieux	1,500	143,489
Bureau Veritas SA	136,175	3,093,218
Eiffage SA	27,803	2,518,542
Hermes International SCA	4,822	8,968,460
Ipsen SA	7,538	888,398
Kering SA	18,081	7,323,601
ΩLa Francaise des Jeux SAEM	16,834	541,282
L’Oreal SA	1,666	697,608
LVMH Moet Hennessy Louis Vuitton SE	62,342	44,446,689
Orange SA	848,266	9,961,457
Orange SA, Sponsored ADR	140	1,642
Sodexo SA	1,910	201,645
STMicroelectronics NV	6,777	257,736
#STMicroelectronics NV, Sponsored NVDR	124,076	4,712,407
Thales SA	6,209	913,233
TotalEnergies SE	632,637	42,261,839

3

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)

TOTAL FRANCE		$143,379,703

GERMANY — (6.2%) adidas AG	38,587	6,819,523
Bayer AG, Registered	152,135	6,538,426
Bayerische Motoren Werke AG	31,324	2,901,394
Brenntag SE	56,832	4,212,225
Commerzbank AG	96,515	1,035,470
Continental AG	2,453	159,304
*ΩCovestro AG	40,900	2,062,141
CTS Eventim AG & Co. KGaA	699	42,151
Daimler Truck Holding AG	20,490	641,511
Deutsche Boerse AG	22,426	3,678,920
Deutsche Post AG	192,333	7,473,190
Deutsche Telekom AG	729,547	15,788,974
E.ON SE	591,749	7,017,899
GEA Group AG	12,036	410,033
Hannover Rueck SE	145	31,925
#ΩHapag-Lloyd AG	2,216	318,790
Hella GmbH & Co. KGaA	1,070	81,319
HOCHTIEF AG	3,079	317,641
Infineon Technologies AG	214,155	6,219,316
Knorr-Bremse AG	18,576	1,031,618
Mercedes-Benz Group AG	169,689	9,942,035
MTU Aero Engines AG	289	54,069
Nemetschek SE	13,198	982,104
Puma SE	31,429	1,770,657
Rational AG	932	529,506
Rheinmetall AG	16,133	4,611,037
RTL Group SA	86	2,996
RWE AG	40,152	1,533,387
Telefonica Deutschland Holding AG	153,578	260,301
Volkswagen AG	4,699	540,395
Wacker Chemie AG	39	4,762

TOTAL GERMANY		87,013,019

HONG KONG — (1.6%)
AIA Group, Ltd.	562,800	4,880,247
#*Cathay Pacific Airways, Ltd.	459,000	461,077
Chow Tai Fook Jewellery Group, Ltd.	756,400	1,067,231
HKT Trust & HKT, Ltd.	1,105,000	1,143,892
Hong Kong Exchanges & Clearing, Ltd.	202,200	7,106,433
PCCW, Ltd.	140,000	68,528
PRADA SpA	135,600	814,508
*ΩSamsonite International SA	104,700	323,817
SITC International Holdings Co., Ltd.	162,000	249,275
Techtronic Industries Co., Ltd.	451,500	4,114,198
ΩWH Group, Ltd.	4,453,000	2,657,709
#Xinyi Glass Holdings, Ltd.	205,581	236,200

TOTAL HONG KONG		23,123,115

IRELAND — (0.2%)
Kerry Group PLC, Class A	142	10,939
Kingspan Group PLC	25,806	1,731,547
Smurfit Kappa Group PLC	47,481	1,542,767

TOTAL IRELAND		3,285,253

ISRAEL — (0.4%)
Ashtrom Group, Ltd.	3,578	38,481
Bank Leumi Le-Israel BM	219,652	1,411,120
Bezeq The Israeli Telecommunication Corp., Ltd.	576,753	709,117

4

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Delek Group, Ltd.	2,574	$280,588
Electra, Ltd.	288	91,094
*Fattal Holdings 1998, Ltd.	759	62,719
First International Bank Of Israel, Ltd. (The)	18,787	638,532
ICL Group, Ltd.	54,717	265,095
Israel Discount Bank, Ltd., Class A	93,991	412,389
Matrix IT, Ltd.	3,266	55,115
Maytronics, Ltd.	5,555	51,629
Mizrahi Tefahot Bank, Ltd.	25,023	773,164
*Nova, Ltd.	1,571	149,468
*Nova, Ltd.	9,756	926,527
Phoenix Holdings, Ltd. (The)	19,420	164,796
*Shufersal, Ltd.	11,381	47,909

TOTAL ISRAEL		6,077,743

ITALY — (2.2%)
Amplifon SpA	15,247	429,334
Brunello Cucinelli SpA	2,425	194,421
Enel SpA	1,167,013	7,386,424
Eni SpA	567,889	9,260,828
Ferrari NV	16,109	4,859,119
Moncler SpA	19,645	1,016,232
Recordati Industria Chimica e Farmaceutica SpA	12,992	598,741
#Stellantis NV	405,020	7,565,773

TOTAL ITALY		31,310,872

JAPAN — (19.6%)
Advantest Corp.	90,600	2,282,274
Aeon Co., Ltd.	151,700	3,172,332
AGC, Inc.	45,900	1,549,044
Air Water, Inc.	75,100	940,455
Ajinomoto Co., Inc.	111,400	4,030,982
Asahi Intecc Co., Ltd.	24,800	411,273
Asics Corp.	37,600	1,174,092
Astellas Pharma, Inc.	79,400	996,137
Bandai Namco Holdings, Inc.	82,200	1,684,219
BayCurrent Consulting, Inc.	40,200	997,800
BIPROGY, Inc.	19,200	475,420
Bridgestone Corp.	96,200	3,599,758
Capcom Co., Ltd.	76,200	2,434,757
Chugai Pharmaceutical Co., Ltd.	120,400	3,545,736
Cosmo Energy Holdings Co., Ltd.	16,600	602,859
#Cosmos Pharmaceutical Corp.	3,400	352,359
CyberAgent, Inc.	22,400	116,803
Daicel Corp.	97,300	818,837
Daikin Industries, Ltd.	24,700	3,527,756
Daito Trust Construction Co., Ltd.	16,700	1,780,878
Daiwa House Industry Co., Ltd.	61,700	1,681,375
Dentsu Group, Inc.	6,000	172,340
Disco Corp.	12,300	2,124,246
DMG Mori Co., Ltd.	4,800	78,270
Ebara Corp.	31,200	1,359,701
ENEOS Holdings, Inc.	1,015,900	3,741,077
Fast Retailing Co., Ltd.	21,100	4,600,495
Food & Life Cos., Ltd.	20,200	337,456
Fuji Electric Co., Ltd.	34,600	1,297,229
Fujikura, Ltd.	100,100	707,895
Fujitsu, Ltd.	22,800	2,922,922
GMO Payment Gateway, Inc.	1,300	51,384

5

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Goldwin, Inc.	2,800	$174,791
Hakuhodo DY Holdings, Inc.	42,900	343,750
Hamamatsu Photonics KK	43,200	1,585,146
Haseko Corp.	800	9,775
Hitachi Construction Machinery Co., Ltd.	28,000	712,179
Hitachi, Ltd.	189,000	11,827,086
Horiba, Ltd.	5,600	279,436
Hoya Corp.	46,400	4,391,984
Ibiden Co., Ltd.	38,500	1,611,994
Idemitsu Kosan Co., Ltd.	58,000	1,309,400
IHI Corp.	54,300	1,026,876
Information Services International-Dentsu, Ltd.	2,400	80,663
Inpex Corp.	256,700	3,699,348
Internet Initiative Japan, Inc.	39,400	630,759
Isuzu Motors, Ltd.	214,300	2,349,666
Ito En, Ltd.	11,300	365,387
Iwatani Corp.	100	4,746
Japan Airlines Co., Ltd.	29,700	542,050
Japan Exchange Group, Inc.	301,400	5,899,833
Japan Tobacco, Inc.	168,600	3,919,843
JFE Holdings, Inc.	187,400	2,579,387
Kao Corp.	2,700	97,948
Kawasaki Heavy Industries, Ltd.	16,500	358,665
KDDI Corp.	328,300	9,726,845
Kobe Bussan Co., Ltd.	33,700	832,904
Kobe Steel, Ltd.	6,100	70,971
Koei Tecmo Holdings Co., Ltd.	39,400	510,955
Komatsu, Ltd.	113,600	2,597,622
Kotobuki Spirits Co., Ltd.	18,100	238,194
Kuraray Co., Ltd.	114,700	1,302,678
Kurita Water Industries, Ltd.	20,700	620,269
Lasertec Corp.	18,000	2,995,741
Lawson, Inc.	13,100	631,623
M3, Inc.	72,900	1,113,873
Macnica Holdings, Inc.	14,700	584,816
#McDonald’s Holdings Co. Japan, Ltd.	20,400	793,397
*Mercari, Inc.	26,600	527,100
MINEBEA MITSUMI, Inc.	124,300	1,911,960
MISUMI Group, Inc.	52,900	789,247
Mitsubishi Chemical Group Corp.	722,600	4,046,598
Mitsubishi Motors Corp.	287,800	917,114
Mitsui Chemicals, Inc.	77,300	1,920,697
Mitsui High-Tec, Inc.	2,700	112,336
MonotaRO Co., Ltd.	82,000	650,012
Murata Manufacturing Co., Ltd.	165,600	2,709,063
Nichirei Corp.	51,600	1,113,466
Nifco, Inc.	7,700	178,003
Nintendo Co., Ltd.	176,500	7,250,200
NIPPON EXPRESS HOLDINGS, Inc.	26,100	1,330,291
Nippon Sanso Holdings Corp.	61,300	1,526,378
Nippon Steel Corp.	110,600	2,360,324
Nissan Chemical Corp.	37,800	1,521,285
Niterra Co., Ltd.	64,400	1,424,544
Nitto Denko Corp.	41,400	2,647,008
Nomura Research Institute, Ltd.	72,700	1,893,287
NTT Data Group Corp.	33,300	405,352
Olympus Corp.	209,100	2,760,018
Ono Pharmaceutical Co., Ltd.	43,900	754,108

6

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Open House Group Co., Ltd.	22,800	$741,909
Oracle Corp.	6,800	479,091
Otsuka Corp.	200	7,954
Pan Pacific International Holdings Corp.	250,900	4,815,219
*Park24 Co., Ltd.	42,100	470,079
Persol Holdings Co., Ltd.	734,590	1,087,976
Rakus Co., Ltd.	50,000	612,764
Recruit Holdings Co., Ltd.	245,600	7,026,873
*Renesas Electronics Corp.	331,400	4,279,129
Resonac Holdings Corp.	81,500	1,303,666
Ryohin Keikaku Co., Ltd.	123,900	1,735,639
Sankyo Co., Ltd.	6,100	251,500
Sanrio Co., Ltd.	9,200	388,788
Sanwa Holdings Corp.	80,300	1,070,260
SCREEN Holdings Co., Ltd.	19,100	874,505
SCSK Corp.	70,700	1,199,069
Sega Sammy Holdings, Inc.	28,200	436,840
Seiko Epson Corp.	98,800	1,354,671
Seven & i Holdings Co., Ltd.	146,900	5,328,150
SG Holdings Co., Ltd.	144,600	2,035,638
Sharp Corp.	45,600	282,943
*SHIFT, Inc.	2,200	394,401
Shimano, Inc.	9,700	1,380,590
Shin-Etsu Chemical Co., Ltd.	352,800	10,408,468
Shinko Electric Industries Co., Ltd.	16,500	519,803
*Skylark Holdings Co., Ltd.	165,000	2,424,692
SoftBank Corp.	568,700	6,402,546
Sony Group Corp.	270,500	22,192,628
Sony Group Corp., ADR	24,567	2,040,289
Subaru Corp.	132,300	2,235,940
SUMCO Corp.	169,400	2,164,410
Sumitomo Forestry Co., Ltd.	68,200	1,591,461
Sundrug Co., Ltd.	2,100	56,769
Sysmex Corp.	32,500	1,535,029
Taiyo Yuden Co., Ltd.	2,900	63,881
TDK Corp.	124,300	4,561,784
TechnoPro Holdings, Inc.	30,800	597,920
TIS, Inc.	79,600	1,684,559
#Toei Animation Co., Ltd.	1,100	98,128
Tokyo Electron, Ltd.	56,900	7,422,229
Tokyo Seimitsu Co., Ltd.	7,300	336,597
Tokyu Fudosan Holdings Corp.	123,100	708,631
Toridoll Holdings Corp.	4,800	115,495
Tosoh Corp.	52,700	639,415
Toyota Boshoku Corp.	15,300	262,367
Toyota Tsusho Corp.	32,500	1,696,622
Trend Micro, Inc.	43,200	1,609,392
Unicharm Corp.	35,400	1,197,025
USS Co., Ltd.	81,700	1,416,917
*Visional, Inc.	1,000	48,400
Welcia Holdings Co., Ltd.	36,100	595,807
#Workman Co., Ltd.	4,400	113,018
Yamaha Motor Co., Ltd.	138,900	3,335,728
Yaskawa Electric Corp.	74,300	2,392,691
Yokohama Rubber Co., Ltd. (The)	2,200	40,043
Zensho Holdings Co., Ltd.	22,900	1,198,339
ZOZO, Inc.	37,600	709,197

TOTAL JAPAN		278,111,026

7

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
NETHERLANDS — (4.7%)
ASML Holding NV	9,253	$5,528,894
ASML Holding NV, Sponsored NVDR	86,576	51,842,575
OCI NV	2,528	58,813
Universal Music Group NV	66,009	1,611,728
Wolters Kluwer NV	55,849	7,148,852

TOTAL NETHERLANDS		66,190,862

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	209,398	81,604
Chorus, Ltd.	143,924	600,642
Fisher & Paykel Healthcare Corp., Ltd.	72,285	874,946
#Mainfreight, Ltd.	15,703	522,809
Spark New Zealand, Ltd.	437,110	1,263,596

TOTAL NEW ZEALAND		3,343,597

NORWAY — (0.8%)
#Aker BP ASA	68,334	1,964,074
Atea ASA	12,077	125,616
Equinor ASA	190,368	6,380,703
Equinor ASA, Sponsored ADR	1,936	64,604
Hafnia, Ltd.	59,956	393,385
Mowi ASA	2,994	48,588
Schibsted ASA, Class A	26,072	520,894
Schibsted ASA, Class B	20,702	383,587
Storebrand ASA	76,974	641,743
Telenor ASA	62,577	639,398
TGS ASA	6,260	85,284
TOMRA Systems ASA	1,777	14,045
#Var Energi ASA	77,076	259,618
Yara International ASA	2,873	93,866

TOTAL NORWAY		11,615,405

PORTUGAL — (0.2%)
Galp Energia SGPS SA	122,638	1,842,027
Jeronimo Martins SGPS SA	30,406	699,993

TOTAL PORTUGAL		2,542,020

SINGAPORE — (1.0%)
City Developments, Ltd.	118,100	544,792
DBS Group Holdings, Ltd.	296,100	7,099,657
DFI Retail Group Holdings, Ltd.	47,100	100,323
Sembcorp Industries, Ltd.	117,500	393,654
Singapore Airlines, Ltd.	351,400	1,567,135
Singapore Exchange, Ltd.	215,800	1,491,643
Singapore Technologies Engineering, Ltd.	336,000	922,127
Wilmar International, Ltd.	460,900	1,197,623

TOTAL SINGAPORE		13,316,954

SPAIN — (2.1%)
Acciona SA	2,673	336,219
ΩAena SME SA	16,724	2,417,376
Amadeus IT Group SA	85,543	4,866,368
Banco Bilbao Vizcaya Argentaria SA	44,419	348,471
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	62,897	492,483
Endesa SA	81,100	1,522,870
Ferrovial SE	45,005	1,352,904
Iberdrola SA	51,890	575,904
Industria de Diseno Textil SA	140,007	4,817,009
Naturgy Energy Group SA	20,079	566,670
Repsol SA	375,658	5,489,522
Telefonica SA	1,693,723	6,527,333

8

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)

TOTAL SPAIN		$29,313,129

SWEDEN — (2.4%)
AddTech AB, B Shares	69,238	1,012,606
Atlas Copco AB, Class A	593,880	7,664,922
Atlas Copco AB, Class B	177,018	1,981,276
#Avanza Bank Holding AB	34,763	584,950
Axfood AB	24,129	532,569
Boliden AB	4,234	108,288
*Electrolux AB, Class B	33,704	282,359
Epiroc AB, Class A	135,520	2,225,785
Epiroc AB, Class B	45,515	630,215
Fortnox AB	113,818	449,663
#H & M Hennes & Mauritz AB, Class B	138,284	1,847,888
HMS Networks AB	4,698	155,246
Indutrade AB	63,865	1,126,947
Kindred Group PLC	26,856	219,364
Lagercrantz Group AB, B Shares	36,772	334,720
Lifco AB, Class B	16,575	302,344
Loomis AB	19,153	496,111
*Millicom International Cellular SA	73,025	1,143,809
Nordnet AB publ	34,771	490,164
*Sectra AB, Class B	17,980	194,080
SSAB AB, Class A	60,706	363,172
SSAB AB, Class B	225,557	1,306,588
Tele2 AB, B Shares	205,178	1,453,351
Telia Co. AB	561,947	1,187,504
ΩThule Group AB	7,094	160,831
Volvo AB, Class A	25,562	511,119
Volvo AB, Class B	371,179	7,338,764

TOTAL SWEDEN		34,104,635

SWITZERLAND — (9.1%)
ABB, Ltd., Registered	208,098	6,960,610
Accelleron Industries AG	5,726	140,562
EMS-Chemie Holding AG	164	111,730
Geberit AG, Registered	11,113	5,150,776
Givaudan SA, Registered	1,350	4,479,974
Kuehne + Nagel International AG, Class R	17,943	4,820,684
Logitech International SA, Class R	1,319	103,137
#Logitech International SA, Class RSponsored	18,257	1,435,548
Nestle SA, Registered	367,502	39,599,194
Novartis AG, Sponsored ADR	1,215	113,700
Partners Group Holding AG	6,473	6,805,523
Roche Holding AG	148,457	38,148,090
Roche Holding AG	4,504	1,223,437
*Sandoz Group AG, ADR	243	6,274
Schindler Holding AG, Registered	831	161,169
SGS SA, Registered	32,940	2,677,766
Sika AG, Registered	27,887	6,646,547
Sonova Holding AG	13,209	3,113,379
Straumann Holding AG, Class R	13,985	1,643,532
Swisscom AG, Registered	4,791	2,863,913
ΩVAT Group AG	5,490	1,934,666

TOTAL SWITZERLAND		128,140,211

UNITED KINGDOM — (13.5%)
Admiral Group PLC	71,101	2,107,751
ΩAirtel Africa PLC	283,851	390,248
Anglo American PLC	3,116	79,271

9

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Ashtead Group PLC	166,080	$9,479,921
ΩAuto Trader Group PLC	296,231	2,232,965
B&M European Value Retail SA	338,222	2,170,268
BP PLC, Sponsored ADR	871,886	31,893,590
BT Group PLC	1,699,403	2,325,054
Burberry Group PLC	136,273	2,797,888
Centrica PLC	2,761,328	5,270,682
Compass Group PLC	166,903	4,198,397
Computacenter PLC	18,116	564,078
CRH PLC	90,324	4,838,657
Diageo PLC	119,033	4,487,751
#Diageo PLC, Sponsored ADR	68,026	10,441,991
Experian PLC	159,092	4,808,860
Glencore PLC	1,337,914	7,064,595
GSK PLC	956,118	16,908,705
Haleon PLC	667,854	2,670,281
Hargreaves Lansdown PLC	113,871	976,353
Howden Joinery Group PLC	217,843	1,685,435
IMI PLC	48,762	866,841
Imperial Brands PLC	405,857	8,623,415
Intertek Group PLC	52,778	2,448,371
ITV PLC	858,529	665,279
JD Sports Fashion PLC	860,788	1,331,762
Legal & General Group PLC	736,125	1,888,324
Man Group PLC	57,367	152,798
Next PLC	48,665	4,065,160
Reckitt Benckiser Group PLC	33,418	2,231,111
#RELX PLC, Sponsored ADR	324,236	11,299,625
Rentokil Initial PLC	644,702	3,260,670
Rightmove PLC	247,111	1,418,317
Rio Tinto PLC	166,113	10,592,450
Shell PLC, ADR	22,354	1,456,139
Softcat PLC	33,918	520,644
SSE PLC	120,283	2,383,474
St. James’s Place PLC	55,083	427,510
Unilever PLC	510	24,067
Unilever PLC, Sponsored ADR	437,377	20,709,801

TOTAL UNITED KINGDOM		191,758,499

UNITED STATES — (0.6%)
Ferguson PLC	57,553	8,644,461

TOTAL UNITED STATES		8,644,461

TOTAL COMMON STOCKS		1,344,812,980

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG	5,497	465,700
ΩDr. Ing. h.c. F. Porsche AG	19,742	1,722,393
#Sartorius AG	6,325	1,579,127
Volkswagen AG	46,978	4,957,153

TOTAL GERMANY		8,724,373

TOTAL PREFERRED STOCKS		8,724,373

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*»Constellation Software, Inc. 03/31/2040	2,724	—

TOTAL CANADA		—

SPAIN — (0.0%)
*»Ferrovial SE Scrip 11/10/2023	45,005	20,341

10

DIMENSIONAL INTERNATIONAL HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)

TOTAL SPAIN		$20,341

TOTAL RIGHTS/WARRANTS		20,341

TOTAL INVESTMENT SECURITIES — (95.5%) (Cost $1,363,819,651)		1,353,557,694

SECURITIES LENDING COLLATERAL — (4.5%)
@§The DFA Short Term Investment Fund	5,494,413	63,553,896

TOTAL INVESTMENTS — (100.0%) (Cost $1,427,373,547)		$1,417,111,590

As of October 31, 2023, Dimensional International High Profitability ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	7	12/15/23 $	1,514,283	$1,474,288	$(39,995)

Total Futures Contracts			$1,514,283	$1,474,288	$(39,995)

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund
ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

11

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (97.4%)
BRAZIL — (3.8%)
*3R PETROLEUM OLEO E GAS SA	62,191	$400,055
*AES Brasil Energia SA	60,458	120,724
*Allianca Saude e Participacoes SA	100	193
Allos SA	201,097	913,169
Alupar Investimento SA	8,424	46,772
Ambev SA	124,900	318,504
Ambev SA, Sponsored ADR	1,072,876	2,714,376
Ambipar Participacoes e Empreendimentos S/A	17,300	46,826
*Anima Holding SA	101,346	52,251
Arezzo Industria e Comercio SA	14,700	170,203
Auren Energia SA	97,267	258,839
B3 SA - Brasil Bolsa Balcao	1,961,000	4,316,300
Banco Bradesco SA	277,656	676,659
Banco BTG Pactual SA	411,116	2,413,055
Banco do Brasil SA	336,600	3,227,168
Banco Santander Brasil SA	127,300	679,539
BB Seguridade Participacoes SA	229,500	1,399,845
Bemobi Mobile Tech SA	21,000	50,178
Blau Farmaceutica SA	16,600	50,034
Boa Safra Sementes SA	15,378	38,514
BrasilAgro - Co. Brasileira de Propriedades Agricolas	18,477	90,645
*BRF SA	279,312	590,969
*C&A MODAS SA	55,900	57,197
Caixa Seguridade Participacoes S/A	14,500	31,111
Camil Alimentos SA	43,900	59,978
CCR SA	480,900	1,142,412
Centrais Eletricas Brasileiras SA	479,962	3,315,859
Cia Brasileira de Aluminio	127,216	95,860
*Cia Brasileira de Distribuicao	108,800	78,100
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	136,600	1,581,071
Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	14,840	171,254
Cia de Saneamento de Minas Gerais Copasa MG	110,300	348,638
Cia de Saneamento do Parana	400	339
Cia de Saneamento do Parana	558,900	2,410,485
Cia Energetica de Minas Gerais	288	880
Cia Energetica de Minas Gerais, Sponsored ADR	304,900	692,123
Cia Siderurgica Nacional SA	171,051	398,882
Cielo SA	495,200	345,648
CM Hospitalar SA	7,793	23,010
*Cogna Educacao SA	2,371,100	1,128,424
*Construtora Tenda S/A	6,606	14,855
Cosan SA	385,700	1,204,595
Cosan SA, ADR	4,551	56,978
CPFL Energia SA	89,200	591,483
CSU Digital SA	100	317
Cury Construtora e Incorporadora SA	82,600	241,428
Cyrela Brazil Realty SA Empreendimentos e Participacoes	132,992	474,425
ΩDesktop - Sigmanet Comunicacao Multimidia SA	9,100	24,812
Dexco SA	106,387	144,718
Dimed SA Distribuidora da Medicamentos	16,600	34,793
Direcional Engenharia SA	56,795	195,511
EcoRodovias Infraestrutura e Logistica SA	148,412	206,594
*Embraer SA	201,700	703,530

1

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
*Embraer SA, Sponsored ADR	84,075	$1,172,005
Empreendimentos Pague Menos SA	78,800	46,877
Enauta Participacoes SA	88,067	304,384
Energisa S/A	111,000	1,025,919
*Eneva SA	280,123	601,017
Engie Brasil Energia SA	68,600	534,598
Equatorial Energia SA	502,745	3,150,256
Eternit SA	25,900	38,005
Even Construtora e Incorporadora S/A	38,328	48,261
Ez Tec Empreendimentos e Participacoes S/A	49,000	139,625
Fleury SA	124,216	369,224
Fras-Le SA	35,010	103,857
*Gafisa S/A	389	400
Gerdau SA, Sponsored ADR	528,423	2,293,356
ΩGPS Participacoes e Empreendimentos SA	93,400	297,443
Grendene SA	118,360	145,515
*Grupo Casas Bahia SA	307,286	27,420
GRUPO DE MODA SOMA SA	231,000	242,314
*Grupo Mateus SA	57,500	66,359
Grupo SBF SA	39,700	55,106
*Guararapes Confeccoes SA	7,574	7,104
*ΩHapvida Participacoes e Investimentos S/A	2,611,077	1,910,544
*Hidrovias do Brasil SA	293,800	230,123
*Hospital Mater Dei SA	23,919	33,391
Hypera SA	151,500	909,961
*Infracommerce CXAAS SA	208,000	49,907
*Inter & Co., Inc.	285	1,270
*International Meal Co. Alimentacao SA	26,100	8,229
Iochpe Maxion SA	101,045	226,014
Irani Papel e Embalagem SA	67,300	144,128
*IRB-Brasil Resseguros SA	57,473	463,727
Itau Unibanco Holding SA	13,284	59,848
Jalles Machado SA	67,448	110,474
JBS S/A	85,600	339,990
JHSF Participacoes SA	93,245	79,322
JSL SA	27,728	46,241
Kepler Weber SA	95,100	199,516
Klabin SA	556,100	2,359,814
Lavvi Empreendimentos Imobiliarios SA	10,800	14,477
Localiza Rent a Car SA	229,883	2,318,887
ΩLocaweb Servicos de Internet SA	207,000	223,296
LOG Commercial Properties e Participacoes SA	30,000	123,260
*Log-in Logistica Intermodal SA	15,100	122,285
Lojas Renner SA	423,625	1,029,872
M Dias Branco SA	100	646
*Magazine Luiza SA	431,060	113,684
Mahle Metal Leve SA	24,200	174,866
Marcopolo SA	200	163
*Marisa Lojas SA	5,740	2,857
*ΩMeliuz SA	37,100	52,527
Mills Estruturas e Servicos de Engenharia SA	65,160	134,248
Minerva SA	184,600	277,101
*Moura Dubeux Engenharia S/A	14,800	30,023
Movida Participacoes SA	111,049	192,679
*MRV Engenharia e Participacoes SA	194,356	317,953
*Multilaser Industrial SA	49,400	17,338
Multiplan Empreendimentos Imobiliarios SA	57,500	282,084
*Natura & Co. Holding SA	338,700	856,321

2

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Neoenergia SA	32,200	$111,867
*Oceanpact Servicos Maritimos SA	8,700	7,970
Odontoprev SA	175,224	362,748
*Omega Energia SA	71,054	107,081
*Orizon Valorizacao de Residuos SA	21,529	147,198
Petroleo Brasileiro SA	684,300	5,134,625
Petroleo Brasileiro SA, Sponsored ADR	126,050	1,743,271
#Petroleo Brasileiro SA, Sponsored ADR	74,250	1,113,750
Petroreconcavo S/A	113,900	468,429
*Plano & Plano Desenvolvimento Imobiliario SA	32,504	59,491
Porto Seguro SA	72,600	362,928
Positivo Tecnologia SA	52,800	65,647
*PRIO SA	407,400	3,853,456
Qualicorp Consultoria e Corretora de Seguros SA	121,100	68,919
Raia Drogasil SA	477,235	2,441,535
ΩRede D’Or Sao Luiz SA	147,174	630,954
Romi SA	31,421	71,465
Rumo SA	452,500	2,001,839
Santos Brasil Participacoes SA	112,400	164,934
Sao Martinho S/A	58,100	408,417
Sendas Distribuidora S/A	800	1,735
#Sendas Distribuidora S/A, ADR	71,896	777,915
*ΩSer Educacional SA	12,200	14,951
SIMPAR SA	147,600	202,537
Sinqia SA	20,300	110,497
SLC Agricola SA	41,327	301,245
Smartfit Escola de Ginastica e Danca SA	41,500	159,400
Suzano SA	440,400	4,503,555
Tegma Gestao Logistica SA	17,846	86,594
Telefonica Brasil SA	98,400	882,732
#Telefonica Brasil SA, ADR	68,325	608,776
TIM SA	373,663	1,124,027
TIM SA, ADR	360	5,432
TOTVS SA	70,669	354,676
Transmissora Alianca de Energia Eletrica S/A	197,100	1,320,644
Tres Tentos Agroindustrial S/A	52,800	115,484
Trisul SA	13,660	12,595
Tupy SA	44,219	213,861
Ultrapar Participacoes SA	266,600	1,081,097
Ultrapar Participacoes SA, Sponsored ADR	1,600	6,416
Unipar Carbocloro SA	1,760	23,299
Vale SA	80,670	1,103,754
#Vale SA, Sponsored ADR	1,052,600	14,431,146
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	15,000	47,055
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	175,859	273,047
Vibra Energia SA	469,600	1,842,828
Vittia Fertilizantes E Biologicos SA	14,163	25,697
Vivara Participacoes SA	39,300	198,721
Vulcabras Azaleia SA	39,854	141,540
WEG SA	401,000	2,624,828
Wilson Sons SA	11,000	29,381
Wiz Co.	32,700	32,810
XP, Inc.	3,333	67,096
YDUQS Participacoes SA	159,347	560,227
*Zamp SA	114,400	144,049

TOTAL BRAZIL		111,232,410

CHILE — (0.3%)
Aguas Andinas SA, Class A	231,123	67,182

3

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHILE — (Continued)
Banco de Chile	7,934,493	$812,537
Banco de Chile, Sponsored ADR	44,233	905,892
Banco de Credito e Inversiones SA	10,016	238,715
Banco Santander Chile	4,720,510	205,139
Banco Santander Chile, Sponsored ADR	18,741	326,093
Besalco SA	31,632	13,709
Camanchaca SA	2,668	144
CAP SA	6,951	37,871
Cencosud SA	1,173,394	1,894,890
Cia Cervecerias Unidas SA	237	1,343
Cia Sud Americana de Vapores SA	3,186,766	176,392
Colbun SA	277,039	40,092
Empresa Nacional de Telecomunicaciones SA	304	1,021
Empresas CMPC SA	354,007	630,818
Empresas Copec SA	51,903	342,494
Empresas Lipigas SA	64	206
*Enel Americas SA	3,092,839	316,896
Enel Chile SA	12,012,962	709,084
*Engie Energia Chile SA	100,737	89,545
*Falabella SA	311,478	632,218
Forus SA	116	175
Grupo Security SA	2,084	473
Instituto de Diagnostico SA	124	189
Inversiones Aguas Metropolitanas SA	70,422	50,295
Inversiones La Construccion SA	2,696	15,625
Multiexport Foods SA	580	124
Parque Arauco SA	53,632	73,051
PAZ Corp. SA	400	212
*Plaza SA	400	482
Ripley Corp. SA	284,750	47,899
Salfacorp SA	52,738	21,001
Sigdo Koppers SA	4,830	6,339
SMU SA	114,934	19,840
Sociedad Matriz SAAM SA	172,028	18,967
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	17,972	869,845
Socovesa SA	972	100
SONDA SA	55,132	22,253
Vina Concha y Toro SA	39,908	44,276

TOTAL CHILE		8,633,427

CHINA — (25.6%)
360 Security Technology, Inc., Class A	80,800	98,826
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	76,400	215,400
Ω3SBio, Inc.	2,489,500	2,214,416
*5I5J Holding Group Co., Ltd., Class A	130,400	42,803
AAC Technologies Holdings, Inc.	574,500	1,033,786
Accelink Technologies Co., Ltd., Class A	7,800	28,535
Addsino Co., Ltd., Class A	14,500	16,767
Advanced Technology & Materials Co., Ltd., Class A	44,300	57,139
AECC Aero-Engine Control Co., Ltd., Class A	23,500	66,415
AECC Aviation Power Co., Ltd., Class A	29,400	141,553
Aerospace Hi-Tech Holdings Group, Ltd., Class A	39,100	51,551
Agricultural Bank of China, Ltd., Class H	9,233,000	3,410,190
Aier Eye Hospital Group Co., Ltd., Class A	595,511	1,485,117
*Air China, Ltd., Class H	264,000	179,495
Aisino Corp., Class A	22,100	33,382
ΩAK Medical Holdings, Ltd.	152,000	147,637
*Alibaba Group Holding, Ltd.	5,503,600	56,304,882
*Alibaba Group Holding, Ltd., Sponsored ADR	47,990	3,961,095

4

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*Alibaba Health Information Technology, Ltd.	654,000	$385,315
#*Alibaba Pictures Group, Ltd.	7,930,000	506,735
*ΩA-Living Smart City Services Co., Ltd.	621,500	293,093
Allmed Medical Products Co., Ltd., Class A	27,400	37,991
*Alpha Group, Class A	26,200	26,050
Aluminum Corp. of China, Ltd., Class H	2,792,000	1,495,090
*Amlogic Shanghai Co., Ltd., Class A	3,504	28,716
Amoy Diagnostics Co., Ltd., Class A	14,700	43,487
An Hui Wenergy Co., Ltd., Class A	100	86
Angang Steel Co., Ltd., Class H	362,000	79,575
Angel Yeast Co., Ltd., Class A	28,600	136,299
Anhui Anke Biotechnology Group Co., Ltd., Class A	31,500	45,135
#Anhui Conch Cement Co., Ltd., Class H	627,000	1,564,175
Anhui Construction Engineering Group Co., Ltd., Class A	91,600	60,135
Anhui Expressway Co., Ltd., Class H	206,000	198,244
*Anhui Genuine New Materials Co., Ltd., Class A	18,000	20,937
Anhui Guangxin Agrochemical Co., Ltd., Class A	8,036	18,213
Anhui Gujing Distillery Co., Ltd., Class A	8,500	323,026
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	37,900	48,317
Anhui Honglu Steel Construction Group Co., Ltd., Class A	5,000	17,100
Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	48,900	41,693
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	34,640	22,552
Anhui Jinhe Industrial Co., Ltd., Class A	27,536	81,685
Anhui Kouzi Distillery Co., Ltd., Class A	22,100	151,045
*Anhui Tatfook Technology Co., Ltd., Class A	37,600	57,613
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	14,160	16,702
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	65,400	64,847
Anhui Yingjia Distillery Co., Ltd., Class A	22,800	238,184
Anhui Zhongding Sealing Parts Co., Ltd., Class A	39,700	69,699
Anji Microelectronics Technology Shanghai Co., Ltd., Class A	2,623	69,301
Anjoy Foods Group Co., Ltd., Class A	5,100	89,753
Anker Innovations Technology Co., Ltd., Class A	10,300	131,253
ANTA Sports Products, Ltd.	646,800	7,303,221
*ΩAntengene Corp., Ltd.	194,500	38,529
*Anton Oilfield Services Group	4,000	248
*Aoshikang Technology Co., Ltd., Class A	13,900	59,333
*Aotecar New Energy Technology Co., Ltd., Class A	159,000	57,822
Apeloa Pharmaceutical Co., Ltd., Class A	46,200	108,420
ApicHope Pharmaceutical Co., Ltd., Class A	17,700	69,141
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	11,100	43,103
ΩAsiaInfo Technologies, Ltd.	44,400	45,963
Asymchem Laboratories Tianjin Co., Ltd., Class A	11,800	242,604
Autobio Diagnostics Co., Ltd., Class A	22,600	136,824
Avary Holding Shenzhen Co., Ltd., Class A	28,900	84,314
AviChina Industry & Technology Co., Ltd., Class H	1,492,000	675,010
AVICOPTER PLC, Class A	17,300	89,445
Bafang Electric Suzhou Co., Ltd., Class A	4,340	28,208
ΩBAIC Motor Corp., Ltd., Class H	1,441,000	419,891
*Baidu, Inc., Class SW	814,300	10,687,909
*Baidu, Inc., Sponsored ADR	7,828	821,940
Bank of Beijing Co., Ltd., Class A	287,700	178,685
Bank of Changsha Co., Ltd., Class A	43,700	43,747
Bank of Chengdu Co., Ltd., Class A	97,000	163,295
Bank of China, Ltd., Class H	31,670,000	11,090,126
Bank of Chongqing Co., Ltd., Class H	1,000	516
Bank of Communications Co., Ltd., Class H	2,950,000	1,745,585
Bank of Guiyang Co., Ltd., Class A	27,136	19,256
Bank of Hangzhou Co., Ltd., Class A	67,100	97,789

5

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Bank of Jiangsu Co., Ltd., Class A	470,860	$442,511
Bank of Nanjing Co., Ltd., Class A	226,980	242,374
Bank of Ningbo Co., Ltd., Class A	178,270	606,774
Bank of Shanghai Co., Ltd., Class A	172,300	142,448
Bank of Suzhou Co., Ltd., Class A	48,760	41,707
Baoshan Iron & Steel Co., Ltd., Class A	535,200	456,324
Baowu Magnesium Technology Co., Ltd., Class A	9,600	24,895
*Baozun, Inc., Class A	6,200	6,062
Bear Electric Appliance Co., Ltd., Class A	7,300	54,267
Befar Group Co., Ltd., Class A	41,700	25,672
Beibuwan Port Co., Ltd., Class A	100	101
*BeiGene, Ltd.	165,000	2,389,196
#*BeiGene, Ltd., Sponsored ADR	1,117	208,075
*Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	100	143
Beijing Capital Development Co., Ltd., Class A	126,600	64,144
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	101,000	37,968
*Beijing Capital International Airport Co., Ltd., Class H	1,114,000	410,030
Beijing Career International Co., Ltd., Class A	8,500	34,928
Beijing Certificate Authority Co., Ltd., Class A	8,800	32,505
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	8,250	15,204
*Beijing Compass Technology Development Co., Ltd., Class A	9,300	74,557
Beijing Dabeinong Technology Group Co., Ltd., Class A	135,450	128,955
Beijing Easpring Material Technology Co., Ltd., Class A	5,400	32,406
Beijing Energy International Holding Co., Ltd.	302,000	7,796
Beijing Enlight Media Co., Ltd., Class A	64,400	68,680
Beijing Enterprises Holdings, Ltd.	312,000	1,038,724
Beijing Enterprises Water Group, Ltd.	1,940,000	409,094
Beijing GeoEnviron Engineering & Technology, Inc., Class A	35,100	37,576
*Beijing Haixin Energy Technology Co., Ltd., Class A	117,300	55,918
*Beijing Hezong Science & Technology Co., Ltd., Class A	33,100	18,484
*Beijing Jetsen Technology Co., Ltd., Class A	34,100	22,572
Beijing Jingneng Clean Energy Co., Ltd., Class H	414,000	85,714
*Beijing Jingxi Culture & Tourism Co., Ltd., Class A	100	81
*Beijing Jingyuntong Technology Co., Ltd., Class A	98,800	62,170
Beijing Kingsoft Office Software, Inc., Class A	2,000	78,207
*Beijing Leike Defense Technology Co., Ltd., Class A	65,700	51,901
Beijing New Building Materials PLC, Class A	50,800	169,447
*Beijing North Star Co., Ltd., Class H	2,000	202
*Beijing Orient Landscape & Environment Co., Ltd., Class A	81,600	25,007
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	13,400	18,999
Beijing Originwater Technology Co., Ltd., Class A	59,379	40,923
Beijing Science Sun Pharmaceutical Co., Ltd., Class A	14,500	22,672
*Beijing Shiji Information Technology Co., Ltd., Class A	254	364
*Beijing Shougang Co., Ltd., Class A	400	211
*Beijing Shunxin Agriculture Co., Ltd., Class A	21,700	67,328
*Beijing Sinnet Technology Co., Ltd., Class A	34,400	47,556
Beijing SL Pharmaceutical Co., Ltd., Class A	50,300	80,156
Beijing SPC Environment Protection Tech Co., Ltd., Class A	20,100	14,181
Beijing Strong Biotechnologies, Inc., Class A	7,300	18,374
*Beijing Thunisoft Corp., Ltd., Class A	34,700	39,984
Beijing Tiantan Biological Products Corp., Ltd., Class A	6,720	26,406
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	158,000	237,466
Beijing Tongrentang Co., Ltd., Class A	30,000	209,819
Beijing United Information Technology Co., Ltd., Class A	28,900	148,081
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	31,960	190,923
*Beijing Watertek Information Technology Co., Ltd., Class A	52,200	25,524
Beijing Yanjing Brewery Co., Ltd., Class A	96,700	137,107
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	11,630	16,442

6

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	526,500	$358,551
Bestsun Energy Co., Ltd., Class A	200	115
Bethel Automotive Safety Systems Co., Ltd., Class A	13,200	136,188
Betta Pharmaceuticals Co., Ltd., Class A	3,000	24,880
BGI Genomics Co., Ltd., Class A	14,118	94,626
Biem.L.Fdlkk Garment Co., Ltd., Class A	22,900	104,986
*Bilibili, Inc., Class Z	45,360	613,913
Binjiang Service Group Co., Ltd.	4,000	8,711
Black Peony Group Co., Ltd., Class A	39,200	31,074
Bloomage Biotechnology Corp., Ltd., Class A	14,817	154,304
Blue Sail Medical Co., Ltd., Class A	49,355	46,988
*Bluefocus Intelligent Communications Group Co., Ltd., Class A	93,800	90,835
ΩBOC Aviation, Ltd.	73,200	449,981
BOC International China Co., Ltd., Class A	101,400	150,538
BOE Technology Group Co., Ltd., Class A	1,042,800	556,762
*Bohai Leasing Co., Ltd., Class A	163,500	53,223
Bosideng International Holdings, Ltd.	2,554,000	1,008,596
Bright Dairy & Food Co., Ltd., Class A	20,900	26,872
Bright Real Estate Group Co., Ltd., Class A	200	61
BrightGene Bio-Medical Technology Co., Ltd., Class A	17,416	91,254
Brilliance China Automotive Holdings, Ltd.	1,230,000	564,336
B-Soft Co., Ltd., Class A	276,480	271,131
*BTG Hotels Group Co., Ltd., Class A	27,900	63,498
BYD Co., Ltd.	403,000	12,227,104
BYD Electronic International Co., Ltd.	415,000	1,729,034
By-health Co., Ltd., Class A	38,500	96,066
C&D International Investment Group, Ltd.	458,261	1,028,431
C&S Paper Co., Ltd., Class A	13,100	19,377
Caitong Securities Co., Ltd., Class A	136,590	147,714
Camel Group Co., Ltd., Class A	57,500	64,454
Cangzhou Mingzhu Plastic Co., Ltd., Class A	82,000	46,461
Canmax Technologies Co., Ltd., Class A	42,870	158,762
Canny Elevator Co., Ltd., Class A	100	107
Capital Environment Holdings, Ltd.	8,000	115
Castech, Inc., Class A	14,600	50,986
CCS Supply Chain Management Co., Ltd., Class A	52,800	41,926
CECEP Solar Energy Co., Ltd., Class A	151,800	118,677
*CECEP Techand Ecology & Environment Co., Ltd., Class A	200	63
CECEP Wind-Power Corp., Class A	68,480	29,567
Central China Securities Co., Ltd., Class H	153,000	22,487
CETC Cyberspace Security Technology Co., Ltd., Class A	6,900	20,713
#*CGN Mining Co., Ltd.	720,000	117,782
CGN New Energy Holdings Co., Ltd.	984,000	256,545
CGN Nuclear Technology Development Co., Ltd., Class A	50,400	49,837
ΩCGN Power Co., Ltd., Class H	4,481,000	1,076,640
Changchun Faway Automobile Components Co., Ltd., Class A	39,600	49,621
Changchun High & New Technology Industry Group, Inc., Class A	18,400	390,001
Changjiang Securities Co., Ltd., Class A	51,900	40,222
Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	5,300	105,537
Chaozhou Three-Circle Group Co., Ltd., Class A	35,300	148,372
Cheng De Lolo Co., Ltd., Class A	46,600	53,505
Chengdu ALD Aviation Manufacturing Corp., Class A	13,100	33,294
Chengdu Hongqi Chain Co., Ltd., Class A	62,900	44,206
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	16,000	38,703
Chengdu Kanghua Biological Products Co., Ltd., Class A	6,000	57,523
Chengdu Leejun Industrial Co., Ltd., Class A	49,200	46,841
Chengdu Wintrue Holding Co., Ltd., Class A	47,700	54,248
Chengdu Xingrong Environment Co., Ltd., Class A	100	78

7

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Chengtun Mining Group Co., Ltd., Class A	69,000	$42,761
Chenguang Biotech Group Co., Ltd., Class A	17,900	32,962
Chengxin Lithium Group Co., Ltd., Class A	1,800	5,759
Chengzhi Co., Ltd., Class A	55,500	63,270
*Chifeng Jilong Gold Mining Co., Ltd., Class A	66,700	134,362
China Aerospace International Holdings, Ltd.	4,000	171
*China Agri-Products Exchange, Ltd.	5,000	58
China Aircraft Leasing Group Holdings, Ltd.	31,000	14,144
China Automotive Engineering Research Institute Co., Ltd., Class A	39,500	99,852
China Baoan Group Co., Ltd., Class A	58,300	82,026
China CAMC Engineering Co., Ltd., Class A	44,900	53,755
China Cinda Asset Management Co., Ltd., Class H	14,965,000	1,453,544
China CITIC Bank Corp., Ltd., Class H	5,182,000	2,311,323
China Coal Energy Co., Ltd., Class H	1,301,000	1,020,901
China Communications Services Corp., Ltd., Class H	1,164,000	476,037
*China Conch Environment Protection Holdings, Ltd.	602,000	147,719
China Conch Venture Holdings, Ltd.	243,000	200,932
China Construction Bank Corp., Class H	41,703,000	23,663,998
China CSSC Holdings, Ltd., Class A	56,900	200,567
*China CYTS Tours Holding Co., Ltd., Class A	28,000	40,653
China Datang Corp. Renewable Power Co., Ltd., Class H	1,159,000	262,177
China Design Group Co., Ltd., Class A	41,300	43,089
*»China Dili Group	76,000	1,202
ΩChina East Education Holdings, Ltd.	154,500	59,236
#*China Eastern Airlines Corp., Ltd., Class H	610,000	208,931
China Education Group Holdings, Ltd.	817,000	677,649
China Energy Engineering Corp., Ltd., Class H	4,216	458
China Everbright Bank Co., Ltd., Class H	583,000	166,154
China Everbright Environment Group, Ltd.	2,316,000	790,292
ΩChina Feihe, Ltd.	2,638,000	1,638,509
*China Film Co., Ltd., Class A	41,100	66,951
China Foods, Ltd.	88,000	30,478
China Galaxy Securities Co., Ltd., Class H	2,098,000	1,072,515
China Gas Holdings, Ltd.	1,610,400	1,446,861
China Glass Holdings, Ltd.	2,000	192
#China Gold International Resources Corp., Ltd.	207,700	886,586
*China Grand Automotive Services Group Co., Ltd., Class A	223,300	58,395
China Great Wall Securities Co., Ltd., Class A	30,000	34,159
China Greatwall Technology Group Co., Ltd., Class A	12,000	17,946
China Green Electricity Investment of Tianjin Co., Ltd., Class A	92,600	138,357
China Hanking Holdings, Ltd.	153,000	13,883
China Harmony Auto Holding, Ltd.	109,500	9,516
*China High Speed Railway Technology Co., Ltd., Class A	133,100	42,783
#*China High Speed Transmission Equipment Group Co., Ltd.	38,000	8,887
China Hongqiao Group, Ltd.	1,731,500	1,619,837
ΩChina International Capital Corp., Ltd., Class H	785,600	1,251,000
China Jinmao Holdings Group, Ltd.	1,878,607	230,486
China Jushi Co., Ltd., Class A	128,457	202,430
China Kings Resources Group Co., Ltd., Class A	19,992	84,411
China Lesso Group Holdings, Ltd.	910,000	488,459
China Life Insurance Co., Ltd., Class H	2,279,000	3,087,366
China Lilang, Ltd.	10,000	4,831
*ΩChina Literature, Ltd.	212,600	715,948
China Longyuan Power Group Corp., Ltd., Class H	638,000	540,595
*»China Maple Leaf Educational Systems, Ltd.	4,000	34
China Medical System Holdings, Ltd.	1,625,000	2,595,979
China Meheco Co., Ltd., Class A	20,240	32,915
#China Meidong Auto Holdings, Ltd.	370,000	198,132

8

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Mengniu Dairy Co., Ltd.	1,430,000	$4,669,440
China Merchants Bank Co., Ltd., Class H	1,799,000	6,851,494
China Merchants Energy Shipping Co., Ltd., Class A	221,300	193,809
China Merchants Port Holdings Co., Ltd.	916,254	1,165,137
China Merchants Property Operation & Service Co., Ltd., Class A	11,400	20,744
ΩChina Merchants Securities Co., Ltd., Class H	45,400	37,540
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	100,200	150,667
China Minsheng Banking Corp., Ltd., Class H	2,634,500	875,406
China Modern Dairy Holdings, Ltd.	137,000	14,007
China National Accord Medicines Corp., Ltd., Class A	9,100	35,696
China National Building Material Co., Ltd., Class H	1,198,000	569,558
China National Chemical Engineering Co., Ltd., Class A	67,600	64,451
China National Medicines Corp., Ltd., Class A	11,500	45,079
China National Nuclear Power Co., Ltd., Class A	659,200	666,199
ΩChina New Higher Education Group, Ltd.	369,000	91,960
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	84,300	52,357
China Nonferrous Mining Corp., Ltd.	839,000	509,323
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	91,700	261,035
*China Oil & Gas Group, Ltd.	460,000	14,403
China Oilfield Services, Ltd., Class H	1,092,000	1,289,533
China Overseas Grand Oceans Group, Ltd.	1,339,879	457,209
China Overseas Land & Investment, Ltd.	2,191,000	4,138,612
China Overseas Property Holdings, Ltd.	625,000	542,360
China Pacific Insurance Group Co., Ltd., Class H	2,025,000	4,989,648
China Petroleum & Chemical Corp., Class H	12,506,000	6,393,170
#China Power International Development, Ltd.	6,026,000	2,341,211
China Railway Group, Ltd., Class H	2,146,000	1,012,031
China Railway Hi-tech Industry Co., Ltd., Class A	19,500	21,354
ΩChina Railway Signal & Communication Corp., Ltd., Class H	704,000	220,433
China Railway Tielong Container Logistics Co., Ltd., Class A	100	83
China Reinsurance Group Corp., Class H	106,000	5,961
*»ΩChina Renaissance Holdings, Ltd.	66,900	23,341
China Resources Beer Holdings Co., Ltd.	714,000	3,777,778
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	10,000	41,746
#China Resources Cement Holdings, Ltd.	1,252,000	321,616
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	19,100	44,615
China Resources Gas Group, Ltd.	618,100	1,828,722
China Resources Land, Ltd.	1,888,000	7,069,805
China Resources Medical Holdings Co., Ltd.	551,000	324,631
China Resources Microelectronics, Ltd., Class A	11,475	83,069
ΩChina Resources Mixc Lifestyle Services, Ltd.	286,200	1,115,597
ΩChina Resources Pharmaceutical Group, Ltd.	2,889,500	1,794,721
China Resources Power Holdings Co., Ltd.	836,000	1,619,733
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	18,200	106,939
China Risun Group, Ltd.	1,112,000	454,771
*China Ruifeng Renewable Energy Holdings, Ltd.	800	26
#*China Ruyi Holdings, Ltd.	3,148,000	724,178
China Shenhua Energy Co., Ltd., Class H	1,790,000	5,490,376
*China Shuifa Singyes Energy Holdings, Ltd.	1,000	51
China South City Holdings, Ltd.	1,436,000	76,162
*China Southern Airlines Co., Ltd., Class H	610,000	288,449
China State Construction Development Holdings, Ltd.	48,000	13,803
China State Construction Engineering Corp., Ltd., Class A	1,113,900	785,884
China State Construction International Holdings, Ltd.	1,316,000	1,409,411
*China Sunshine Paper Holdings Co., Ltd.	37,000	12,011
China Suntien Green Energy Corp., Ltd., Class H	319,000	110,891
China Taiping Insurance Holdings Co., Ltd.	888,000	819,385
China Testing & Certification International Group Co., Ltd., Class A	31,974	42,722

9

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*China Tianrui Group Cement Co., Ltd.	2,000	$1,490
*China Tianying, Inc., Class A	60,500	48,700
China Tourism Group Duty Free Corp., Ltd., Class A	1,400	18,039
ΩChina Tower Corp., Ltd., Class H	33,994,000	3,171,487
China Traditional Chinese Medicine Holdings Co., Ltd.	1,974,000	971,283
China Travel International Investment Hong Kong, Ltd.	868,000	154,196
China Tungsten And Hightech Materials Co., Ltd., Class A	20,540	24,926
China Vanke Co., Ltd., Class H	404,619	378,526
China Water Affairs Group, Ltd.	36,000	22,774
China West Construction Group Co., Ltd., Class A	67,300	61,781
China World Trade Center Co., Ltd., Class A	19,800	53,477
China XLX Fertiliser, Ltd.	100,000	43,453
China Yangtze Power Co., Ltd., Class A	623,307	1,916,091
China Yongda Automobiles Services Holdings, Ltd.	2,583,500	990,530
*ΩChina Yuhua Education Corp., Ltd.	452,000	34,660
China Zhenhua Group Science & Technology Co., Ltd., Class A	15,100	137,610
#China Zheshang Bank Co., Ltd., Class H	1,302,900	323,036
*China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	100	36
*<»China Zhongwang Holdings, Ltd.	250,000	10,064
Chinasoft International, Ltd.	1,750,000	1,268,116
#*Chindata Group Holdings, Ltd., ADR	21,752	193,158
Chongqing Brewery Co., Ltd., Class A	16,900	180,692
Chongqing Changan Automobile Co., Ltd., Class A	58,270	120,079
Chongqing Department Store Co., Ltd., Class A	18,800	69,136
*Chongqing Dima Industry Co., Ltd., Class A	400	86
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	71,524	119,044
Chongqing Gas Group Corp., Ltd., Class A	21,300	19,466
Chongqing Machinery & Electric Co., Ltd., Class H	2,000	141
Chongqing Rural Commercial Bank Co., Ltd., Class H	800,000	302,635
Chongqing Sanfeng Environment Group Corp., Ltd., Class A	21,000	22,253
Chongqing Zaisheng Technology Corp., Ltd., Class A	35,800	21,552
Chongqing Zhifei Biological Products Co., Ltd., Class A	73,550	627,605
Chongqing Zongshen Power Machinery Co., Ltd., Class A	56,100	48,825
Chongyi Zhangyuan Tungsten Industry Co., Ltd., Class A	53,820	41,050
Chow Tai Seng Jewellery Co., Ltd., Class A	41,100	82,625
CIFI Ever Sunshine Services Group, Ltd.	400,000	65,946
CIMC Enric Holdings, Ltd.	382,000	324,167
Cinda Real Estate Co., Ltd., Class A	200	106
Cisen Pharmaceutical Co., Ltd., Class A	100	195
CITIC Securities Co., Ltd., Class H	1,006,625	1,958,034
CITIC, Ltd.	3,328,000	2,828,413
City Development Environment Co., Ltd., Class A	31,800	47,600
*Citychamp Watch & Jewellery Group, Ltd.	128,000	20,121
*CMGE Technology Group, Ltd.	746,000	124,896
CMOC Group, Ltd., Class H	1,845,000	1,098,804
CMST Development Co., Ltd., Class A	95,900	66,746
*CNFinance Holdings, Ltd., ADR	1,515	3,803
CNGR Advanced Material Co., Ltd., Class A	7,200	53,347
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	154,500	100,165
CNOOC Energy Technology & Services, Ltd., Class A	70,800	29,315
CNSIG Inner Mongolia Chemical Industry Co., Ltd., Class A	36,260	39,460
COFCO Biotechnology Co., Ltd., Class A	38,600	35,855
*COFCO Joycome Foods, Ltd.	826,000	192,127
Comba Telecom Systems Holdings, Ltd.	382,000	43,450
Concord New Energy Group, Ltd.	1,720,000	140,685
Contec Medical Systems Co., Ltd., Class A	16,500	49,149
Contemporary Amperex Technology Co., Ltd., Class A	145,460	3,677,090
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	754,000	797,884

10

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
COSCO SHIPPING Holdings Co., Ltd., Class H	640,899	$651,170
CPMC Holdings, Ltd.	38,000	29,139
CQ Pharmaceutical Holding Co., Ltd., Class A	92,200	64,547
CRRC Corp., Ltd., Class H	1,864,000	776,607
Crystal Clear Electronic Material Co., Ltd., Class A	26,800	38,692
#ΩCSC Financial Co., Ltd., Class H	302,000	271,717
CSG Holding Co., Ltd., Class A	45,200	33,306
CSPC Innovation Pharmaceutical Co., Ltd., Class A	30,400	125,127
CSPC Pharmaceutical Group, Ltd.	5,640,000	4,923,089
CTS International Logistics Corp., Ltd., Class A	19,200	18,933
Daan Gene Co., Ltd., Class A	82,260	109,127
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	94,600	58,883
Dalipal Holdings, Ltd.	48,000	27,360
Daqin Railway Co., Ltd., Class A	209,200	205,437
DaShenLin Pharmaceutical Group Co., Ltd., Class A	46,966	152,245
Datang International Power Generation Co., Ltd., Class H	564,000	85,055
DBG Technology Co., Ltd., Class A	27,000	111,905
DeHua TB New Decoration Materials Co., Ltd., Class A	29,800	38,599
DHC Software Co., Ltd., Class A	115,800	99,365
Dian Diagnostics Group Co., Ltd., Class A	19,600	61,400
Digital China Group Co., Ltd., Class A	6,500	27,507
Digital China Information Service Group Co., Ltd., Class A	24,100	40,046
Do-Fluoride New Materials Co., Ltd., Class A	44,380	96,714
Dong-E-E-Jiao Co., Ltd., Class A	9,400	59,406
Dongfang Electric Corp., Ltd., Class H	136,200	130,550
Dongfang Electronics Co., Ltd., Class A	28,200	29,037
Dongguan Aohai Technology Co., Ltd., Class A	11,800	61,571
Dongguan Development Holdings Co., Ltd., Class A	50,900	62,533
*Dongjiang Environmental Co., Ltd., Class H	400	92
Dongxing Securities Co., Ltd., Class A	124,300	135,439
Dongyue Group, Ltd.	1,378,000	1,097,173
Dynagreen Environmental Protection Group Co., Ltd., Class H	71,000	21,052
#*ΩEast Buy Holding, Ltd.	89,000	362,843
East Money Information Co., Ltd., Class A	722,899	1,503,486
E-Commodities Holdings, Ltd.	406,000	70,048
Ecovacs Robotics Co., Ltd., Class A	21,200	124,623
Edan Instruments, Inc., Class A	25,000	36,400
Edvantage Group Holdings, Ltd.	49,740	15,638
EEKA Fashion Holdings, Ltd.	26,500	48,227
Electric Connector Technology Co., Ltd., Class A	4,000	22,631
Elion Energy Co., Ltd., Class A	134,990	50,377
ENN Energy Holdings, Ltd.	406,200	3,101,814
ENN Natural Gas Co., Ltd., Class A	75,800	178,194
Eoptolink Technology Inc., Ltd., Class A	10,640	45,475
Era Co., Ltd., Class A	60,200	43,539
Essex Bio-technology, Ltd.	1,000	358
Eternal Asia Supply Chain Management, Ltd., Class A	98,600	58,821
EVA Precision Industrial Holdings, Ltd.	2,000	199
Eve Energy Co., Ltd., Class A	2,500	15,806
*Everbright Jiabao Co., Ltd., Class A	200	74
#ΩEverbright Securities Co., Ltd., Class H	137,200	93,108
#*ΩEverest Medicines, Ltd.	9,000	31,976
*Fangda Carbon New Material Co., Ltd., Class A	67,100	53,921
*Fangda Special Steel Technology Co., Ltd., Class A	92,400	62,548
*FAW Jiefang Group Co., Ltd., Class A	21,700	27,250
FAWER Automotive Parts Co., Ltd., Class A	82,985	59,452
Fiberhome Telecommunication Technologies Co., Ltd., Class A	36,000	88,112
Financial Street Holdings Co., Ltd., Class A	61,100	34,286

11

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
First Capital Securities Co., Ltd., Class A	146,100	$116,410
Flat Glass Group Co., Ltd., Class H	189,000	338,647
Focus Media Information Technology Co., Ltd., Class A	194,400	183,225
Foshan Haitian Flavouring & Food Co., Ltd., Class A	461,446	2,366,293
Foshan Nationstar Optoelectronics Co., Ltd., Class A	100	121
Fosun International, Ltd.	431,500	258,086
Founder Securities Co., Ltd., Class A	220,900	228,059
Foxconn Industrial Internet Co., Ltd., Class A	347,200	696,098
Fu Shou Yuan International Group, Ltd.	834,000	559,581
Fuan Pharmaceutical Group Co., Ltd., Class A	100	66
#Fufeng Group, Ltd.	1,463,000	759,116
Fujian Funeng Co., Ltd., Class A	32,445	37,827
Fujian Longking Co., Ltd., Class A	100	202
Fujian Star-net Communication Co., Ltd., Class A	11,500	28,272
Fujian Sunner Development Co., Ltd., Class A	9,800	24,026
#ΩFuyao Glass Industry Group Co., Ltd., Class H	331,200	1,508,995
*Gan & Lee Pharmaceuticals Co., Ltd., Class A	13,100	83,877
ΩGanfeng Lithium Group Co., Ltd., Class H	245,560	880,295
*Gansu Qilianshan Cement Group Co., Ltd., Class A	27,800	41,083
Gansu Shangfeng Cement Co., Ltd., Class A	51,720	61,497
Gaona Aero Material Co., Ltd., Class A	24,400	71,883
G-bits Network Technology Xiamen Co., Ltd., Class A	2,300	83,328
GCL Energy Technology Co., Ltd., Class A	22,600	35,768
#*GCL New Energy Holdings, Ltd.	50,012	2,748
GCL Technology Holdings, Ltd.	471,000	69,224
GD Power Development Co., Ltd., Class A	524,768	260,167
*GDS Holdings, Ltd., Class A	599,700	741,903
Geely Automobile Holdings, Ltd.	3,844,000	4,357,575
GEM Co., Ltd., Class A	88,600	70,715
Gemdale Corp., Class A	57,700	40,630
Gemdale Properties & Investment Corp., Ltd.	2,512,000	74,481
*Genimous Technology Co., Ltd., Class A	54,000	59,280
GEPIC Energy Development Co., Ltd., Class A	71,100	54,230
Getein Biotech, Inc., Class A	21,900	34,094
GF Securities Co., Ltd., Class H	308,200	400,976
Giant Network Group Co., Ltd., Class A	55,500	89,274
GigaDevice Semiconductor, Inc., Class A	7,200	104,930
Ginlong Technologies Co., Ltd., Class A	14,700	134,125
*Glorious Property Holdings, Ltd.	3,000	4
*Glory Health Industry, Ltd.	2,000	20
GoerTek, Inc., Class A	68,300	167,725
GoldenHome Living Co., Ltd., Class A	4,600	16,371
Goldenmax International Group, Ltd., Class A	17,900	23,600
Goldwind Science & Technology Co., Ltd.	273,400	130,330
#*GOME Retail Holdings, Ltd.	1,048,000	4,822
Gongniu Group Co., Ltd., Class A	17,740	255,515
GoodWe Technologies Co., Ltd., Class A	5,161	81,885
*Gosuncn Technology Group Co., Ltd., Class A	300	178
*Gotion High-tech Co., Ltd., Class A	11,100	34,409
*Grand Industrial Holding Group Co., Ltd., Class A	19,500	18,777
Grand Pharmaceutical Group, Ltd.	664,000	357,263
Grandblue Environment Co., Ltd., Class A	100	242
*Grandjoy Holdings Group Co., Ltd., Class A	22,300	10,570
#Great Wall Motor Co., Ltd.	941,500	1,313,956
*Greattown Holdings, Ltd., Class A	20,100	8,760
*Greatview Aseptic Packaging Co., Ltd.	334,000	84,945
Gree Electric Appliances, Inc. of Zhuhai, Class A	81,600	377,100
*Gree Real Estate Co., Ltd., Class A	229,100	223,107

12

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Greentown China Holdings, Ltd.	468,000	$453,968
ΩGreentown Management Holdings Co., Ltd.	357,000	263,258
Greentown Service Group Co., Ltd.	944,000	367,968
GRG Banking Equipment Co., Ltd., Class A	74,900	118,950
GRG Metrology & Test Group Co., Ltd., Class A	30,400	58,257
Grinm Advanced Materials Co., Ltd., Class A	7,000	11,956
Guangdong Advertising Group Co., Ltd., Class A	28,900	19,878
Guangdong Aofei Data Technology Co., Ltd., Class A	37,919	45,655
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	200	132
*Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A	25,400	25,877
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	66,200	41,566
Guangdong Dongpeng Holdings Co., Ltd., Class A	18,600	22,825
Guangdong Dowstone Technology Co., Ltd., Class A	21,900	34,064
Guangdong Ellington Electronics Technology Co., Ltd., Class A	200	218
Guangdong Haid Group Co., Ltd., Class A	52,400	321,449
*Guangdong HEC Technology Holding Co., Ltd., Class A	17,700	17,165
Guangdong Hongda Holdings Group Co., Ltd., Class A	7,100	20,820
Guangdong Hybribio Biotech Co., Ltd., Class A	36,450	45,624
Guangdong Investment, Ltd.	1,612,000	1,100,130
Guangdong Provincial Expressway Development Co., Ltd., Class A	10,900	11,996
*Guangdong Shirongzhaoye Co., Ltd., Class A	100	90
Guangdong South New Media Co., Ltd., Class A	10,000	49,482
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	31,100	71,078
Guangdong Zhongnan Iron & Steel Co., Ltd., Class A	573,300	226,445
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	100	250
Guanghui Energy Co., Ltd., Class A	203,100	207,469
*Guangshen Railway Co., Ltd., Class H	642,000	114,868
*Guangxi Energy Co., Ltd., Class A	120	60
Guangxi Liugong Machinery Co., Ltd., Class A	52,000	45,470
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	125,586	45,670
Guangzhou Automobile Group Co., Ltd., Class H	1,756,000	821,379
*Guangzhou Baiyun International Airport Co., Ltd., Class A	46,700	67,359
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	28,000	74,432
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	14,500	60,907
Guangzhou Haige Communications Group, Inc. Co., Class A	75,900	119,814
Guangzhou KDT Machinery Co., Ltd., Class A	18,300	44,965
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	23,200	195,597
Guangzhou Restaurant Group Co., Ltd., Class A	6,100	17,655
Guangzhou Tinci Materials Technology Co., Ltd., Class A	74,640	282,719
Guangzhou Wondfo Biotech Co., Ltd., Class A	8,500	30,483
Guangzhou Zhujiang Brewery Co., Ltd., Class A	58,400	67,690
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	37,000	42,332
Guizhou Panjiang Refined Coal Co., Ltd., Class A	30,400	25,216
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	121,100	80,491
Guizhou Zhenhua E-chem, Inc., Class A	13,562	43,002
Guomai Technologies, Inc., Class A	100	105
Guosen Securities Co., Ltd., Class A	16,800	21,990
*Guosheng Financial Holding, Inc., Class A	71,400	96,567
ΩGuotai Junan Securities Co., Ltd., Class H	35,000	39,050
Guoyuan Securities Co., Ltd., Class A	172,200	162,301
*H World Group, Ltd.	527,100	1,970,411
*H World Group, Ltd., Sponsored ADR	6,740	253,828
#*ΩHaichang Ocean Park Holdings, Ltd.	302,000	38,596
Haier Smart Home Co., Ltd., Class A	24,500	74,147
#Haier Smart Home Co., Ltd., Class H	1,245,000	3,564,144
Hainan Drinda New Energy Technology Co., Ltd., Class A	9,300	110,593
Hainan Poly Pharm Co., Ltd., Class A	15,000	64,723
Hainan Strait Shipping Co., Ltd., Class A	20,000	15,418

13

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Haitian International Holdings, Ltd.	30,000	$71,467
Haitong Securities Co., Ltd., Class H	1,440,000	826,317
Hand Enterprise Solutions Co., Ltd., Class A	41,500	47,028
Hang Zhou Great Star Industrial Co., Ltd., Class A	16,900	45,599
Hangcha Group Co., Ltd., Class A	27,900	83,601
Hangxiao Steel Structure Co., Ltd., Class A	1,375,200	646,201
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	61,900	70,651
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	10,300	33,879
Hangzhou Haoyue Personal Care Co., Ltd., Class A	7,400	40,104
Hangzhou Lion Electronics Co., Ltd., Class A	24,000	105,061
Hangzhou Onechance Tech Corp., Class A	4,100	13,251
Hangzhou Oxygen Plant Group Co., Ltd., Class A	35,600	160,107
Hangzhou Robam Appliances Co., Ltd., Class A	14,100	44,362
Hangzhou Silan Microelectronics Co., Ltd., Class A	23,100	76,328
ΩHangzhou Tigermed Consulting Co., Ltd., Class H	26,500	148,848
Han’s Laser Technology Industry Group Co., Ltd., Class A	56,700	165,728
ΩHansoh Pharmaceutical Group Co., Ltd.	334,000	629,190
Haohua Chemical Science & Technology Co., Ltd., Class A	27,300	114,226
Harbin Boshi Automation Co., Ltd., Class A	20,000	35,712
Harbin Electric Co., Ltd., Class H	280,000	80,515
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	300	120
*Harbin Pharmaceutical Group Co., Ltd., Class A	52,200	25,879
HBIS Resources Co., Ltd., Class A	32,000	71,392
Health & Happiness H&H International Holdings, Ltd.	168,500	190,366
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	35,600	115,401
Hefei Meiya Optoelectronic Technology, Inc., Class A	27,230	71,950
Hefei Urban Construction Development Co., Ltd., Class A	22,580	21,128
Heilongjiang Agriculture Co., Ltd., Class A	11,500	19,955
Hello Group, Inc., ADR	35,003	247,821
Henan Lingrui Pharmaceutical Co., Class A	24,500	52,790
Henan Mingtai Al Industrial Co., Ltd., Class A	15,200	25,402
Henan Pinggao Electric Co., Ltd., Class A	28,200	41,597
*Henan Rebecca Hair Products Co., Ltd., Class A	200	76
*Henan Senyuan Electric Co., Ltd., Class A	100	56
Henan Shenhuo Coal & Power Co., Ltd., Class A	49,200	110,368
Henan Shuanghui Investment & Development Co., Ltd., Class A	99,300	354,486
*Henan Yicheng New Energy Co., Ltd., Class A	51,800	33,654
Henan Yuguang Gold & Lead Co., Ltd., Class A	53,448	44,916
*Henan Yuneng Holdings Co., Ltd., Class A	67,800	44,787
Henan Zhongyuan Expressway Co., Ltd., Class A	200	97
Hengan International Group Co., Ltd.	427,500	1,431,447
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	64,200	127,227
*Hengli Petrochemical Co., Ltd., Class A	107,000	213,357
Hengtong Optic-electric Co., Ltd., Class A	20,900	37,518
*Hengyi Petrochemical Co., Ltd., Class A	92,600	90,682
Hesteel Co., Ltd., Class A	126,400	38,564
Hisense Home Appliances Group Co., Ltd., Class H	211,000	579,774
Hithink RoyalFlush Information Network Co., Ltd., Class A	12,100	231,698
HLA Group Corp., Ltd., Class A	41,000	41,547
*Holitech Technology Co., Ltd., Class A	131,800	59,060
Hongfa Technology Co., Ltd., Class A	19,340	76,390
*Honghua Group, Ltd.	51,000	769
*ΩHonworld Group, Ltd.	500	31
*ΩHope Education Group Co., Ltd.	3,624,000	213,051
*Hopson Development Holdings, Ltd.	166,614	97,525
Hoyuan Green Energy Co., Ltd., Class A	27,900	141,855
*ΩHua Hong Semiconductor, Ltd.	416,000	1,020,781
Huaan Securities Co., Ltd., Class A	520	342

14

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Huadian Power International Corp., Ltd., Class H	564,000	$226,332
Huadong Medicine Co., Ltd., Class A	41,300	241,768
Huafon Chemical Co., Ltd., Class A	66,300	65,469
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	86,300	61,710
*Huafu Fashion Co., Ltd., Class A	49,000	23,893
Huagong Tech Co., Ltd., Class A	18,900	72,464
Huaibei Mining Holdings Co., Ltd., Class A	54,900	109,769
Hualan Biological Engineering, Inc., Class A	46,000	147,046
#*Huaneng Power International, Inc., Class H	1,770,000	827,927
Huapont Life Sciences Co., Ltd., Class A	97,000	64,208
ΩHuatai Securities Co., Ltd., Class H	727,600	952,205
*Huawen Media Group, Class A	100	29
Huaxi Securities Co., Ltd., Class A	41,200	44,499
Huaxia Bank Co., Ltd., Class A	132,400	100,985
Huaxin Cement Co., Ltd., Class A	100	203
Huayu Automotive Systems Co., Ltd., Class A	90,900	217,158
Hubei Biocause Pharmaceutical Co., Ltd., Class A	53,200	22,607
Hubei Energy Group Co., Ltd., Class A	500	293
Hubei Feilihua Quartz Glass Co., Ltd., Class A	16,700	90,096
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	11,400	42,063
Hubei Xingfa Chemicals Group Co., Ltd., Class A	23,700	63,430
Huizhou Desay Sv Automotive Co., Ltd., Class A	12,100	206,994
Humanwell Healthcare Group Co., Ltd., Class A	45,800	145,908
Hunan Aihua Group Co., Ltd., Class A	17,300	53,888
Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	101,100	48,057
*Hunan Friendship & Apollo Commercial Co., Ltd., Class A	49,400	24,828
Hunan Gold Corp., Ltd., Class A	100	159
Hunan Valin Steel Co., Ltd., Class A	125,620	99,749
Hunan Zhongke Electric Co., Ltd., Class A	30,600	44,512
Hundsun Technologies, Inc., Class A	56,102	237,794
*HUYA, Inc., Sponsored ADR	9,215	28,843
*HY Energy Group Co., Ltd., Class A	100	74
ΩHygeia Healthcare Holdings Co., Ltd.	169,200	1,021,739
*Hytera Communications Corp., Ltd., Class A	57,500	49,417
*HyUnion Holding Co., Ltd., Class A	57,500	53,255
*IAT Automobile Technology Co., Ltd., Class A	11,900	25,576
#*ΩiDreamSky Technology Holdings, Ltd.	411,200	133,483
Iflytek Co., Ltd., Class A	43,300	268,692
IKD Co., Ltd., Class A	35,200	101,975
ΩIMAX China Holding, Inc.	100	92
Imeik Technology Development Co., Ltd., Class A	8,258	370,775
Industrial & Commercial Bank of China, Ltd., Class H	24,905,000	11,967,743
Industrial Bank Co., Ltd., Class A	466,600	958,360
Industrial Securities Co., Ltd., Class A	192,200	163,351
Infore Environment Technology Group Co., Ltd., Class A	59,100	39,282
ΩIngdan, Inc.	1,000	160
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	210,200	46,380
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	594,000	1,100,292
Inner Mongolia ERDOS Resources Co., Ltd., Class A	15,736	20,040
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	167,600	91,310
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	26,600	13,006
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	160,905	600,924
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	40,300	37,380
#*ΩInnoCare Pharma, Ltd.	218,000	172,180
*ΩInnovent Biologics, Inc.	283,000	1,665,536
Innuovo Technology Co., Ltd., Class A	54,000	44,644
Inspur Electronic Information Industry Co., Ltd., Class A	32,600	130,497
Intco Medical Technology Co., Ltd., Class A	11,400	34,253

15

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Intron Technology Holdings, Ltd.	16,000	$5,807
#*iQIYI, Inc., Sponsored ADR	38,120	177,639
IVD Medical Holding, Ltd.	45,000	10,409
JA Solar Technology Co., Ltd., Class A	68,536	209,471
#*ΩJacobio Pharmaceuticals Group Co., Ltd.	26,100	12,742
Jason Furniture Hangzhou Co., Ltd., Class A	29,730	150,066
JCET Group Co., Ltd., Class A	53,199	223,171
*ΩJD Health International, Inc.	362,800	1,648,332
JD.com, Inc., Class SW	742,280	9,467,518
#JD.com, Inc., Sponsored ADR	18,042	458,628
Jenkem Technology Co., Ltd., Class A	2,439	41,219
Jiajiayue Group Co., Ltd., Class A	32,100	48,268
Jiangling Motors Corp., Ltd., Class A	10,900	24,154
Jiangsu Boqian New Materials Stock Co., Ltd., Class A	8,900	34,245
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	19,900	19,949
Jiangsu Cnano Technology Co., Ltd., Class A	13,846	55,067
Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	7,000	12,890
Jiangsu Eastern Shenghong Co., Ltd., Class A	58,400	84,632
Jiangsu Expressway Co., Ltd., Class H	2,000	1,820
Jiangsu Hengli Hydraulic Co., Ltd., Class A	8,085	61,997
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	43,180	281,944
Jiangsu Huahong Technology Stock Co., Ltd., Class A	16,500	21,822
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	115,900	57,934
Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	11,100	25,354
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	47,900	381,658
Jiangsu Linyang Energy Co., Ltd., Class A	31,300	28,392
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	36,800	131,721
Jiangsu Pacific Quartz Co., Ltd., Class A	10,900	136,613
Jiangsu Provincial Agricultural Reclamation and Development Corp., Class A	46,600	67,215
Jiangsu Shagang Co., Ltd., Class A	108,100	59,188
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	57,100	68,439
Jiangsu Sidike New Material Science & Technology Co., Ltd., Class A	18,660	43,053
Jiangsu Sopo Chemical Co., Class A	45,000	45,171
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	42,200	701,796
Jiangsu Yangnong Chemical Co., Ltd., Class A	7,540	69,381
Jiangsu Yoke Technology Co., Ltd., Class A	9,100	71,404
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	30,300	138,871
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	115,780	66,389
Jiangsu Zhongtian Technology Co., Ltd., Class A	51,700	98,512
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	41,200	14,590
*Jiangxi Fushine Pharmaceutical Co., Ltd., Class A	13,600	19,579
Jiangxi Wannianqing Cement Co., Ltd., Class A	36,875	37,166
Jiangyin Hengrun Heavy Industries Co., Ltd., Class A	7,500	42,883
Jiangzhong Pharmaceutical Co., Ltd., Class A	7,000	19,202
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	60,300	47,060
Jiayou International Logistics Co., Ltd., Class A	10,000	23,536
*Jilin Chemical Fibre, Class A	104,000	43,062
Jilin Electric Power Co., Ltd., Class A	200	127
#Jinchuan Group International Resources Co., Ltd.	1,007,000	61,131
Jinduicheng Molybdenum Co., Ltd., Class A	82,800	113,226
Jingjin Equipment, Inc., Class A	21,600	67,636
*Jinke Smart Services Group Co., Ltd., Class H	13,600	13,575
*JinkoSolar Holding Co., Ltd., Sponsored ADR	9,496	309,475
Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	200	321
*Jinneng Holding Shanxi Electric Power Co., Ltd., Class A	116,200	48,430
Jinneng Science&Technology Co., Ltd., Class A	41,700	46,800
Jinyu Bio-Technology Co., Ltd., Class A	18,000	22,923
JiuGui Liquor Co., Ltd., Class A	10,800	112,500

16

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
ΩJiumaojiu International Holdings, Ltd.	547,000	$594,216
Jiuzhitang Co., Ltd., Class A	25,900	37,428
Jizhong Energy Resources Co., Ltd., Class A	77,700	67,836
JL Mag Rare-Earth Co., Ltd., Class A	34,266	77,287
JNBY Design, Ltd.	11,500	13,992
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	33,900	54,760
Jointo Energy Investment Co., Ltd. Hebei, Class A	15,800	11,427
Jointown Pharmaceutical Group Co., Ltd., Class A	170,235	165,086
*Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	26,000	118,986
Joy City Property, Ltd.	566,000	17,867
Joyoung Co., Ltd., Class A	1,800	3,273
#ΩJS Global Lifestyle Co., Ltd.	637,500	100,213
JSTI Group, Class A	61,868	46,936
*Juneyao Airlines Co., Ltd., Class A	24,300	48,289
Kaishan Group Co., Ltd., Class A	19,500	37,369
*Keeson Technology Corp., Ltd., Class A	13,700	20,917
Kehua Data Co., Ltd., Class A	5,400	20,586
Keshun Waterproof Technologies Co., Ltd., Class A	37,900	35,102
Kingboard Holdings, Ltd.	214,000	520,190
Kingboard Laminates Holdings, Ltd.	325,500	304,925
*Kingdee International Software Group Co., Ltd.	415,000	550,533
Kingfa Sci & Tech Co., Ltd., Class A	25,200	26,360
#*Kingsoft Cloud Holdings, Ltd.	420,000	133,119
Kingsoft Corp., Ltd.	415,200	1,448,631
*Konka Group Co., Ltd., Class A	78,200	45,054
KPC Pharmaceuticals, Inc., Class A	100	291
Kuang-Chi Technologies Co., Ltd., Class A	100	191
Kunlun Energy Co., Ltd.	2,708,000	2,256,494
*Kunlun Tech Co., Ltd., Class A	8,600	36,920
Kunshan Kinglai Hygienic Materials Co., Ltd., Class A	9,360	43,370
Kweichow Moutai Co., Ltd., Class A	35,900	8,236,994
#*KWG Group Holdings, Ltd.	2,036,000	195,154
Lao Feng Xiang Co., Ltd., Class A	17,100	144,937
Laobaixing Pharmacy Chain JSC, Class A	16,800	58,074
Launch Tech Co., Ltd., Class H	500	132
LB Group Co., Ltd., Class A	71,200	180,666
Lee & Man Paper Manufacturing, Ltd.	437,000	124,544
ΩLegend Holdings Corp., Class H	40,000	35,631
Lenovo Group, Ltd.	4,510,000	5,245,124
Lens Technology Co., Ltd., Class A	108,500	192,999
*Leo Group Co., Ltd., Class A	102,000	30,703
Lepu Medical Technology Beijing Co., Ltd., Class A	34,600	81,245
Levima Advanced Materials Corp., Class A	28,000	72,536
Leyard Optoelectronic Co., Ltd., Class A	23,800	19,871
#*Li Auto, Inc., ADR	57,196	1,933,797
*Li Auto, Inc., Class A	269,200	4,599,857
Li Ning Co., Ltd.	1,281,500	3,930,680
LianChuang Electronic Technology Co., Ltd., Class A	17,200	25,137
Lianhe Chemical Technology Co., Ltd., Class A	49,200	52,202
*Liao Ning Oxiranchem, Inc., Class A	18,900	18,328
Liaoning Port Co., Ltd., Class H	2,000	164
Lier Chemical Co., Ltd., Class A	33,500	55,027
*Lifetech Scientific Corp.	1,074,000	329,423
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	50,400	20,045
Lingyi iTech Guangdong Co., Class A	182,100	150,550
*Liuzhou Iron & Steel Co., Ltd., Class A	62,600	29,586
Livzon Pharmaceutical Group, Inc., Class H	400	1,181
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	5,600	16,994

17

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
LK Technology Holdings, Ltd.	293,500	$251,691
Loncin Motor Co., Ltd., Class A	63,200	47,774
*Long Yuan Construction Group Co., Ltd., Class A	200	120
ΩLongfor Group Holdings, Ltd.	1,002,500	1,458,023
Longhua Technology Group Luoyang Co., Ltd., Class A	18,200	17,873
LONGi Green Energy Technology Co., Ltd., Class A	363,548	1,194,818
Longshine Technology Group Co., Ltd., Class A	31,900	81,162
Lonking Holdings, Ltd.	252,000	38,969
Luoniushan Co., Ltd., Class A	36,001	28,538
*Luoxin Pharmaceuticals Group Stock Co., Ltd., Class A	22,700	18,427
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	3,500	17,619
*Lushang Freda Pharmaceutical Co., Ltd., Class A	30,600	45,512
Luxi Chemical Group Co., Ltd., Class A	38,900	60,135
Luxshare Precision Industry Co., Ltd., Class A	210,800	940,870
*ΩLuye Pharma Group, Ltd.	1,352,500	655,110
Luzhou Laojiao Co., Ltd., Class A	58,700	1,715,816
#*LVGEM China Real Estate Investment Co., Ltd.	2,000	225
Maccura Biotechnology Co., Ltd., Class A	32,600	69,844
Mango Excellent Media Co., Ltd., Class A	65,200	224,584
*ΩMaoyan Entertainment	179,000	214,811
Maoye Commercial Co., Ltd., Class A	200	102
Maxscend Microelectronics Co., Ltd., Class A	9,952	204,271
Mayinglong Pharmaceutical Group Co., Ltd., Class A	7,000	21,814
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	118,300	99,415
#ΩMeitu, Inc.	688,000	275,214
*ΩMeituan, Class W	1,559,300	22,040,562
Metallurgical Corp. of China, Ltd., Class H	1,245,000	246,626
M-Grass Ecology And Environment Group Co., Ltd., Class A	81,200	46,782
ΩMidea Real Estate Holding, Ltd.	54,800	37,469
Milkyway Chemical Supply Chain Service Co., Ltd., Class A	2,400	21,264
#*Ming Yuan Cloud Group Holdings, Ltd.	256,000	106,986
MINISO Group Holding, Ltd., Class A	124,800	818,219
Minth Group, Ltd.	458,000	1,020,822
MLS Co., Ltd., Class A	52,400	66,160
*MMG, Ltd.	2,068,000	610,521
Monalisa Group Co., Ltd., Class A	9,500	19,564
Montage Technology Co., Ltd., Class A	7,956	59,632
Muyuan Foods Co., Ltd., Class A	169,380	871,118
*»Myhome Real Estate Development Group Co., Ltd., Class A	300	18
MYS Group Co., Ltd., Class A	46,400	22,246
*NanJi E-Commerce Co., Ltd., Class A	65,900	30,607
Nanjing Hanrui Cobalt Co., Ltd., Class A	13,000	54,022
Nanjing Iron & Steel Co., Ltd., Class A	88,800	45,960
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	54,269	93,503
*Nanjing Sample Technology Co., Ltd., Class H	500	109
Nanjing Securities Co., Ltd., Class A	34,500	37,780
Nanjing Xinjiekou Department Store Co., Ltd., Class A	50,900	53,382
Nantong Jianghai Capacitor Co., Ltd., Class A	7,400	17,316
NARI Technology Co., Ltd., Class A	202,658	622,433
*National Silicon Industry Group Co., Ltd., Class A	20,591	50,846
NAURA Technology Group Co., Ltd., Class A	11,100	387,031
*NavInfo Co., Ltd., Class A	77,721	105,857
NetDragon Websoft Holdings, Ltd.	174,500	309,544
NetEase, Inc.	653,600	14,058,339
#NetEase, Inc., Sponsored ADR	12,192	1,303,569
New China Life Insurance Co., Ltd., Class H	662,000	1,450,129
*New Hope Liuhe Co., Ltd., Class A	54,100	74,864
*New World Department Store China, Ltd.	1,000	62

18

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Newland Digital Technology Co., Ltd., Class A	20,100	$46,841
Nexteer Automotive Group, Ltd.	514,000	247,652
Nine Dragons Paper Holdings, Ltd.	1,234,000	701,799
Ninestar Corp., Class A	44,700	149,527
Ningbo Construction Co., Ltd., Class A	300	177
Ningbo Haitian Precision Machinery Co., Ltd., Class A	5,500	20,241
Ningbo Huaxiang Electronic Co., Ltd., Class A	22,700	40,162
Ningbo Joyson Electronic Corp., Class A	24,600	63,158
Ningbo Orient Wires & Cables Co., Ltd., Class A	25,700	147,366
Ningbo Sanxing Medical Electric Co., Ltd., Class A	16,300	36,232
Ningbo Tuopu Group Co., Ltd., Class A	23,700	208,011
Ningbo Xusheng Group Co., Ltd., Class A	35,188	84,734
Ningbo Yunsheng Co., Ltd., Class A	44,500	42,124
Ningbo Zhoushan Port Co., Ltd., Class A	35,900	16,869
Ningxia Baofeng Energy Group Co., Ltd., Class A	180,900	355,293
Ningxia Jiaze New Energy Co., Ltd., Class A	300	147
*NIO, Inc., Class A	227,430	1,682,923
#*NIO, Inc., Sponsored ADR	142,056	1,037,009
North Huajin Chemical Industries Co., Ltd., Class A	64,200	51,153
North Industries Group Red Arrow Co., Ltd., Class A	50,300	97,695
Northeast Pharmaceutical Group Co., Ltd., Class A	11,500	8,552
Northeast Securities Co., Ltd., Class A	41,100	42,208
Northking Information Technology Co., Ltd., Class A	18,100	45,780
NSFOCUS Technologies Group Co., Ltd., Class A	12,000	14,955
Ocean’s King Lighting Science & Technology Co., Ltd., Class A	15,300	16,588
*ΩOcumension Therapeutics	14,500	14,269
*Offcn Education Technology Co., Ltd., Class A	219,900	118,306
Offshore Oil Engineering Co., Ltd., Class A	145,200	122,812
Olympic Circuit Technology Co., Ltd., Class A	23,800	57,700
Oppein Home Group, Inc., Class A	17,600	208,720
ORG Technology Co., Ltd., Class A	29,500	17,960
*Orient Group, Inc., Class A	179,300	54,947
Orient Overseas International, Ltd.	82,000	1,033,829
ΩOrient Securities Co., Ltd., Class H	151,600	70,524
*Oriental Energy Co., Ltd., Class A	27,000	38,687
*Ourpalm Co., Ltd., Class A	32,200	19,385
Ovctek China, Inc., Class A	28,500	97,937
*Pacific Securities Co., Ltd. (The), Class A	155,900	79,839
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	14,400	46,973
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	92,200	43,827
*PCI Technology Group Co., Ltd., Class A	28,300	22,048
*PDD Holdings, Inc., Sponsored ADR	22,275	2,259,131
*ΩPeijia Medical, Ltd.	227,000	214,682
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	13,800	3,101
People’s Insurance Co. Group of China, Ltd. (The), Class H	5,003,000	1,649,636
Perfect World Co., Ltd., Class A	19,900	32,525
PetroChina Co., Ltd., Class H	11,468,000	7,474,734
PharmaBlock Sciences Nanjing, Inc., Class A	3,000	18,469
ΩPharmaron Beijing Co., Ltd., Class H	113,525	270,733
PhiChem Corp., Class A	17,400	41,947
PICC Property & Casualty Co., Ltd., Class H	3,916,000	4,474,227
Ping An Bank Co., Ltd., Class A	517,121	736,727
#*ΩPing An Healthcare and Technology Co., Ltd.	286,200	669,358
Ping An Insurance Group Co. of China, Ltd.	2,978,500	15,264,403
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	55,000	74,911
PNC Process Systems Co., Ltd., Class A	16,300	61,807
Poly Developments and Holdings Group Co., Ltd., Class A	172,300	258,613
Poly Property Group Co., Ltd.	1,295,724	266,610

19

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Poly Property Services Co., Ltd., Class H	78,200	$306,820
Pony Testing International Group Co., Ltd., Class A	7,980	14,510
#ΩPop Mart International Group, Ltd.	182,800	503,456
ΩPostal Savings Bank of China Co., Ltd., Class H	2,875,000	1,311,728
Power Construction Corp. of China, Ltd., Class A	237,200	169,935
Prinx Chengshan Holdings, Ltd.	16,000	13,332
Pylon Technologies Co., Ltd., Class A	3,465	53,744
*Q Technology Group Co., Ltd.	39,000	19,688
Qianhe Condiment and Food Co., Ltd., Class A	32,344	78,150
Qingdao East Steel Tower Stock Co., Ltd., Class A	66,400	64,482
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	9,600	19,012
Qingdao Gon Technology Co., Ltd., Class A	14,400	41,285
Qingdao Hanhe Cable Co., Ltd., Class A	49,100	25,747
Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	8,260	18,450
*Qingdao Rural Commercial Bank Corp., Class A	78,600	29,012
*Qingdao Sentury Tire Co., Ltd., Class A	17,000	70,412
Qingdao TGOOD Electric Co., Ltd., Class A	10,000	24,557
Qingdao Topscomm Communication, Inc., Class A	100	122
*Qinghai Salt Lake Industry Co., Ltd., Class A	165,700	382,087
Qinhuangdao Port Co., Ltd., Class H	1,500	247
#*Radiance Holdings Group Co., Ltd.	59,000	24,506
Rainbow Digital Commercial Co., Ltd., Class A	64,700	47,674
*Rastar Group, Class A	100	48
*Realcan Pharmaceutical Group Co., Ltd., Class A	55,300	27,040
ΩRed Star Macalline Group Corp., Ltd., Class H	1,200	379
#*»ΩRedco Properties Group, Ltd.	86,000	10,991
Renhe Pharmacy Co., Ltd., Class A	74,658	70,265
Rianlon Corp., Class A	9,600	41,410
Risen Energy Co., Ltd., Class A	23,800	57,603
*RiseSun Real Estate Development Co., Ltd., Class A	151,400	40,623
Riyue Heavy Industry Co., Ltd., Class A	26,721	51,207
Rongan Property Co., Ltd., Class A	300	114
Rongsheng Petrochemical Co., Ltd., Class A	182,800	283,585
*Roshow Technology Co., Ltd., Class A	36,500	33,408
Ruida Futures Co., Ltd., Class A	12,800	27,005
Runjian Co., Ltd., Class A	5,500	31,238
SAIC Motor Corp., Ltd., Class A	95,400	188,668
Sailun Group Co., Ltd., Class A	100,600	153,872
Sanan Optoelectronics Co., Ltd., Class A	9,600	19,456
*SanFeng Intelligent Equipment Group Co., Ltd., Class A	200	101
Sanquan Food Co., Ltd., Class A	9,600	19,116
Sansteel Minguang Co., Ltd. Fujian, Class A	58,600	37,752
Sansure Biotech, Inc., Class A	35,600	81,072
Sany Heavy Equipment International Holdings Co., Ltd.	648,000	851,346
Sany Heavy Industry Co., Ltd., Class A	81,100	159,835
Satellite Chemical Co., Ltd., Class A	103,007	228,264
*Saurer Intelligent Technology Co., Ltd., Class A	200	71
SDIC Power Holdings Co., Ltd., Class A	176,700	293,616
Sealand Securities Co., Ltd., Class A	37,800	18,586
*Seazen Group, Ltd.	1,317,428	213,830
*Seazen Holdings Co., Ltd., Class A	35,700	57,863
#S-Enjoy Service Group Co., Ltd.	86,000	41,326
SF Holding Co., Ltd., Class A	141,500	757,411
SG Micro Corp., Class A	12,400	151,292
Shaanxi Coal Industry Co., Ltd., Class A	276,000	677,402
ShaanXi Provincial Natural Gas Co., Ltd., Class A	200	194
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	103,200	113,292
Shandong Bohui Paper Industrial Co., Ltd., Class A	65,500	62,002

20

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	27,700	$65,458
Shandong Dawn Polymer Co., Ltd., Class A	8,700	16,080
Shandong Dongyue Organosilicon Material Co., Ltd., Class A	24,300	28,166
#ΩShandong Gold Mining Co., Ltd., Class H	855,750	1,612,064
Shandong Head Group Co., Ltd., Class A	18,100	41,761
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	30,400	133,118
Shandong Hi-speed Co., Ltd., Class A	200	181
*Shandong Hi-Speed New Energy Group, Ltd.	403,200	130,886
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	37,290	163,390
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	18,400	46,112
Shandong Linglong Tyre Co., Ltd., Class A	39,800	108,417
*Shandong Longda Meishi Co., Ltd., Class A	45,600	46,892
Shandong Nanshan Aluminum Co., Ltd., Class A	130,900	55,269
Shandong New Beiyang Information Technology Co., Ltd., Class A	100	101
Shandong Pharmaceutical Glass Co., Ltd., Class A	5,700	21,451
Shandong Sun Paper Industry JSC, Ltd., Class A	54,100	91,591
Shandong Weifang Rainbow Chemical Co., Ltd., Class A	8,800	82,822
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,680,400	1,557,000
*Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	34,200	47,513
Shanghai Aiko Solar Energy Co., Ltd., Class A	64,100	171,118
Shanghai AJ Group Co., Ltd., Class A	79,500	56,414
Shanghai AtHub Co., Ltd., Class A	23,240	62,863
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	40,800	146,317
Shanghai Baolong Automotive Corp., Class A	3,900	34,038
Shanghai Baosight Software Co., Ltd., Class A	36,492	212,082
Shanghai Belling Co., Ltd., Class A	7,000	15,016
Shanghai Chinafortune Co., Ltd., Class A	14,100	23,622
Shanghai Construction Group Co., Ltd., Class A	171,900	61,576
Shanghai Daimay Automotive Interior Co., Ltd., Class A	21,900	49,515
*Shanghai Electric Group Co., Ltd., Class H	554,000	116,824
Shanghai Electric Power Co., Ltd., Class A	103,100	122,731
Shanghai Environment Group Co., Ltd., Class A	13,700	17,671
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	253,000	583,304
Shanghai Industrial Development Co., Ltd., Class A	200	103
Shanghai Industrial Holdings, Ltd.	214,000	261,736
Shanghai Industrial Urban Development Group, Ltd.	4,000	176
*Shanghai International Airport Co., Ltd., Class A	7,200	36,490
Shanghai Jahwa United Co., Ltd., Class A	100	318
Shanghai Jinjiang International Hotels Co., Ltd., Class A	8,900	39,821
*Shanghai Kinetic Medical Co., Ltd., Class A	24,900	22,994
Shanghai Liangxin Electrical Co., Ltd., Class A	10,800	13,974
*Shanghai Lily & Beauty Cosmetics Co., Ltd., Class A	14,100	19,934
Shanghai Lingang Holdings Corp., Ltd., Class A	35,920	52,495
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	200	250
Shanghai M&G Stationery, Inc., Class A	35,000	184,724
Shanghai Maling Aquarius Co., Ltd., Class A	200	190
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	100	170
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	483,400	703,051
Shanghai Pudong Development Bank Co., Ltd., Class A	606,043	562,951
Shanghai Putailai New Energy Technology Co., Ltd., Class A	69,760	237,536
Shanghai QiFan Cable Co., Ltd., Class A	7,300	19,209
Shanghai RAAS Blood Products Co., Ltd., Class A	254,600	242,045
Shanghai Runda Medical Technology Co., Ltd., Class A	29,700	79,771
*Shanghai Shenda Co., Ltd., Class A	100	49
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	13,100	18,378
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	5,200	25,964
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	31,300	42,418
Shanghai Tunnel Engineering Co., Ltd., Class A	200	153

21

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	100	$146
Shanghai Wanye Enterprises Co., Ltd., Class A	100	247
Shanghai Yaoji Technology Co., Ltd., Class A	11,200	35,452
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	151,100	133,771
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	10,700	34,904
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	55,200	36,689
Shanxi Blue Flame Holding Co., Ltd., Class A	44,700	47,184
Shanxi Coking Co., Ltd., Class A	25,030	17,250
Shanxi Coking Coal Energy Group Co., Ltd., Class A	181,300	213,351
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	29,000	36,023
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	90,500	234,199
*Shanxi Meijin Energy Co., Ltd., Class A	112,300	107,221
Shanxi Securities Co., Ltd., Class A	53,800	41,181
Shanxi Taigang Stainless Steel Co., Ltd., Class A	103,000	54,853
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	48,640	1,637,664
*Shanying International Holding Co., Ltd., Class A	225,100	67,143
Shede Spirits Co., Ltd., Class A	11,800	185,003
Shenergy Co., Ltd., Class A	26,700	21,419
*Shengda Resources Co., Ltd., Class A	910,500	1,577,429
Shenghe Resources Holding Co., Ltd., Class A	35,000	50,960
Shengyi Technology Co., Ltd., Class A	37,400	89,602
Shennan Circuits Co., Ltd., Class A	13,900	131,691
ΩShenwan Hongyuan Group Co., Ltd., Class H	1,600	297
Shenzhen Agricultural Products Group Co., Ltd., Class A	72,600	64,867
*Shenzhen Airport Co., Ltd., Class A	36,700	33,841
Shenzhen Aisidi Co., Ltd., Class A	66,100	69,953
Shenzhen Capchem Technology Co., Ltd., Class A	13,820	83,123
Shenzhen Center Power Tech Co., Ltd., Class A	9,200	18,006
Shenzhen Cereals Holdings Co., Ltd., Class A	48,950	48,336
Shenzhen Changhong Technology Co., Ltd., Class A	20,700	52,638
Shenzhen Colibri Technologies Co., Ltd., Class A	8,400	18,592
*Shenzhen Comix Group Co., Ltd., Class A	23,700	21,821
Shenzhen Das Intellitech Co., Ltd., Class A	452,000	194,540
Shenzhen Desay Battery Technology Co., Class A	15,800	68,670
Shenzhen Dynanonic Co., Ltd., Class A	6,060	64,892
Shenzhen Energy Group Co., Ltd., Class A	159,700	134,424
Shenzhen Expressway Corp., Ltd., Class H	22,000	18,135
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	53,400	107,279
*Shenzhen FRD Science & Technology Co., Ltd., Class A	10,800	29,787
Shenzhen Gas Corp., Ltd., Class A	200	185
Shenzhen Gongjin Electronics Co., Ltd., Class A	38,700	49,126
Shenzhen H&T Intelligent Control Co., Ltd., Class A	16,000	30,226
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	100	168
Shenzhen Heungkong Holding Co., Ltd., Class A	400	104
Shenzhen Huaqiang Industry Co., Ltd., Class A	12,800	19,997
Shenzhen Inovance Technology Co., Ltd., Class A	59,850	492,687
Shenzhen International Holdings, Ltd.	1,073,772	706,736
Shenzhen Investment, Ltd.	868,000	127,572
Shenzhen Jinjia Group Co., Ltd., Class A	75,600	60,545
Shenzhen Kaifa Technology Co., Ltd., Class A	50,500	118,167
Shenzhen Kedali Industry Co., Ltd., Class A	10,500	129,898
Shenzhen Kingdom Sci-Tech Co., Ltd., Class A	5,700	9,068
Shenzhen Kingkey Smart Agriculture Times Co., Ltd., Class A	31,100	79,296
Shenzhen Kinwong Electronic Co., Ltd., Class A	100	301
Shenzhen Kstar Science And Technology Co., Ltd., Class A	18,500	65,815
Shenzhen Laibao Hi-tech Co., Ltd., Class A	35,300	50,627
Shenzhen Leaguer Co., Ltd., Class A	55,500	58,357
Shenzhen Megmeet Electrical Co., Ltd., Class A	4,900	17,285

22

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenzhen Microgate Technology Co., Ltd., Class A	42,500	$63,790
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	48,300	1,881,595
Shenzhen MTC Co., Ltd., Class A	64,200	46,869
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	98,700	41,405
Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A	23,500	218,323
Shenzhen New Nanshan Holding Group Co., Ltd., Class A	144,300	61,517
*Shenzhen Overseas Chinese Town Co., Ltd., Class A	54,900	27,068
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	17,100	75,811
Shenzhen SC New Energy Technology Corp., Class A	1,800	17,897
Shenzhen SED Industry Co., Ltd., Class A	13,300	34,853
Shenzhen Senior Technology Material Co., Ltd., Class A	38,700	80,963
Shenzhen Sunline Tech Co., Ltd., Class A	63,300	86,905
Shenzhen Sunlord Electronics Co., Ltd., Class A	100	397
Shenzhen Sunnypol Optoelectronics Co., Ltd., Class A	4,200	17,917
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	12,600	17,299
Shenzhen Sunway Communication Co., Ltd., Class A	12,700	45,320
Shenzhen Tagen Group Co., Ltd., Class A	92,600	63,944
Shenzhen Topband Co., Ltd., Class A	13,100	16,700
Shenzhen Transsion Holdings Co., Ltd., Class A	34,496	630,339
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	56,500	54,945
*Shenzhen World Union Group, Inc., Class A	54,520	19,010
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	107,600	72,251
Shenzhen Yinghe Technology Co., Ltd., Class A	100	271
Shenzhen Ysstech Info-tech Co., Ltd., Class A	19,000	22,385
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	14,100	50,431
Shenzhen Zhenye Group Co., Ltd., Class A	300	177
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	38,800	24,996
Shenzhou International Group Holdings, Ltd.	433,300	4,250,157
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	97,900	140,942
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	33,040	99,992
*Shimao Group Holdings, Ltd.	122,500	8,611
Shinghwa Advanced Material Group Co., Ltd., Class A	6,000	42,462
Shinva Medical Instrument Co., Ltd., Class A	11,200	36,855
Shoucheng Holdings, Ltd.	686,000	112,220
Shougang Fushan Resources Group, Ltd.	1,514,000	497,275
*Shouhang High-Tech Energy Co., Ltd., Class A	112,100	41,377
Shui On Land, Ltd.	1,791,000	157,937
Sichuan Chengfei Integration Technology Corp., Class A	15,100	39,488
Sichuan Chuantou Energy Co., Ltd., Class A	21,600	43,276
Sichuan Development Lomon Co., Ltd., Class A	37,500	36,468
Sichuan Furong Technology Co., Ltd., Class A	12,610	24,337
*Sichuan Haite High-tech Co., Ltd., Class A	37,100	48,358
Sichuan Hebang Biotechnology Co., Ltd., Class A	65,300	21,168
*Sichuan Hexie Shuangma Co., Ltd., Class A	14,100	29,383
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	41,900	156,710
*Sichuan Lutianhua Co., Ltd., Class A	83,700	48,792
*Sichuan New Energy Power Co., Ltd., Class A	60,300	96,256
Sichuan Road and Bridge Group Co., Ltd., Class A	139,000	145,966
Sichuan Swellfun Co., Ltd., Class A	17,800	148,251
Sichuan Yahua Industrial Group Co., Ltd., Class A	13,600	26,081
Sieyuan Electric Co., Ltd., Class A	23,600	158,436
Sihuan Pharmaceutical Holdings Group, Ltd.	971,000	81,903
ΩSimcere Pharmaceutical Group, Ltd.	452,000	393,968
Sino Biopharmaceutical, Ltd.	3,909,000	1,518,718
Sino Wealth Electronic, Ltd., Class A	11,400	38,554
Sinocare, Inc., Class A	100	410
Sinofert Holdings, Ltd.	3,444,000	391,734
Sinofibers Technology Co., Ltd., Class A	4,900	20,836

23

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Sinolink Securities Co., Ltd., Class A	34,600	$43,073
Sinoma International Engineering Co., Class A	52,300	70,379
Sinoma Science & Technology Co., Ltd., Class A	45,400	106,914
Sinomach Automobile Co., Ltd., Class A	73,800	73,377
Sinomine Resource Group Co., Ltd., Class A	39,620	201,660
Sinopec Engineering Group Co., Ltd., Class H	860,500	429,997
*Sinopec Oilfield Service Corp., Class H	2,000	141
Sinopharm Group Co., Ltd., Class H	1,006,000	2,404,238
Sino-Platinum Metals Co., Ltd., Class A	13,500	26,845
Sinoseal Holding Co., Ltd., Class A	8,500	44,919
Sinosoft Co., Ltd., Class A	16,000	66,706
Sinosteel Engineering & Technology Co., Ltd., Class A	32,000	26,892
Sinotrans, Ltd., Class H	350,000	114,958
Sinotruk Hong Kong, Ltd.	39,000	73,369
Sinotruk Jinan Truck Co., Ltd., Class A	42,140	84,658
*Skshu Paint Co., Ltd., Class A	18,996	154,202
Skyworth Digital Co., Ltd., Class A	38,000	62,419
Skyworth Group, Ltd.	812,238	293,770
ΩSmoore International Holdings, Ltd.	1,062,000	818,426
Sobute New Materials Co., Ltd., Class A	22,400	36,001
Solargiga Energy Holdings, Ltd.	2,000	39
Songcheng Performance Development Co., Ltd., Class A	10,400	15,567
SooChow Securities Co., Ltd., Class A	74,890	81,805
#*»South Manganese Investment, Ltd.	1,000	24
Southwest Securities Co., Ltd., Class A	120,600	67,346
*Spring Airlines Co., Ltd., Class A	2,500	18,643
SSY Group, Ltd.	882,000	483,575
StarPower Semiconductor, Ltd., Class A	1,700	39,816
State Grid Information & Communication Co., Ltd., Class A	37,800	70,997
*STO Express Co., Ltd., Class A	21,600	28,155
Sumavision Technologies Co., Ltd., Class A	60,400	45,822
Sun Art Retail Group, Ltd.	878,000	185,147
*Sun King Technology Group, Ltd.	174,000	33,134
Sunflower Pharmaceutical Group Co., Ltd., Class A	75,800	248,604
Sunfly Intelligent Technology Co., Ltd., Class A	18,500	20,712
Sungrow Power Supply Co., Ltd., Class A	57,600	660,175
Suning Universal Co., Ltd., Class A	119,700	44,834
Sunny Optical Technology Group Co., Ltd.	290,600	2,434,480
Sunresin New Materials Co., Ltd., Class A	13,600	100,582
*ΩSunshine 100 China Holdings, Ltd.	2,000	15
*Sunward Intelligent Equipment Co., Ltd., Class A	53,303	42,689
*Sunwave Communications Co., Ltd., Class A	100	111
Sunwoda Electronic Co., Ltd., Class A	32,200	70,610
Suofeiya Home Collection Co., Ltd., Class A	200	491
Suplet Power Co., Ltd., Class A	25,600	57,357
Suzhou Anjie Technology Co., Ltd., Class A	23,900	46,615
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	46,500	118,498
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	116,900	65,917
Suzhou Good-Ark Electronics Co., Ltd., Class A	33,300	53,474
Suzhou Maxwell Technologies Co., Ltd., Class A	1,488	24,482
Suzhou Secote Precision Electronic Co., Ltd., Class A	7,700	56,738
Suzhou SLAC Precision Equipment Co., Ltd., Class A	29,900	39,910
Suzhou TFC Optical Communication Co., Ltd., Class A	12,100	117,357
SY Holdings Group, Ltd.	36,000	23,096
Symphony Holdings, Ltd.	120,000	13,036
Taiji Computer Corp., Ltd., Class A	5,700	22,235
Tangrenshen Group Co., Ltd., Class A	74,000	67,831
Tangshan Jidong Cement Co., Ltd., Class A	17,900	17,432

24

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
TangShan Port Group Co., Ltd., Class A	83,100	$40,293
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	47,100	37,079
Tayho Advanced Materials Group Co., Ltd., Class A	8,800	18,602
TBEA Co., Ltd., Class A	126,360	240,774
TCL Electronics Holdings, Ltd.	1,348,000	468,594
*TCL Technology Group Corp., Class A	225,390	120,645
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	68,950	173,360
*Tech-Bank Food Co., Ltd., Class A	77,800	41,750
Telling Telecommunication Holding Co., Ltd., Class A	48,800	58,756
Tencent Holdings, Ltd.	2,479,000	91,624,722
*Tencent Music Entertainment Group, ADR	117,569	853,551
Three Squirrels, Inc., Class A	19,100	47,555
Three’s Co. Media Group Co, Ltd., Class A	5,075	41,612
Tian An China Investment Co., Ltd.	8,000	3,875
Tian Di Science & Technology Co., Ltd., Class A	175,000	122,990
Tian Lun Gas Holdings, Ltd.	27,000	13,113
Tiangong International Co., Ltd.	848,000	249,265
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	30,600	110,904
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	58,800	36,039
Tianjin Pharmaceutical Da Re Tang Group Corp., Ltd., Class A	11,700	47,568
Tianjin Port Development Holdings, Ltd.	4,000	266
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	21,000	49,797
Tianjin Teda Co., Ltd., Class A	76,000	41,923
Tianjin You Fa Steel Pipe Group Stock Co., Ltd., Class A	53,700	46,737
*Tianma Microelectronics Co., Ltd., Class A	14,700	19,601
#Tianneng Power International, Ltd.	66,000	59,551
Tianshan Aluminum Group Co., Ltd., Class A	102,900	90,818
Tianshui Huatian Technology Co., Ltd., Class A	46,100	56,071
Tibet Rhodiola Pharmaceutical Holding Co., Class A	4,000	27,491
*Tibet Summit Resources Co., Ltd., Class A	6,500	12,465
*Tibet Tianlu Co., Ltd., Class A	130	106
Tingyi Cayman Islands Holding Corp.	910,000	1,207,193
*Titan Wind Energy Suzhou Co., Ltd., Class A	14,400	26,164
Toly Bread Co., Ltd., Class A	47,900	57,020
Tong Ren Tang Technologies Co., Ltd., Class H	263,000	200,327
*Tongcheng Travel Holdings, Ltd.	556,800	1,063,133
TongFu Microelectronics Co., Ltd., Class A	47,400	132,024
*Tongguan Gold Group, Ltd.	2,000	111
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	200	302
*Tongkun Group Co., Ltd., Class A	24,200	47,595
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	69,100	38,493
Tongling Nonferrous Metals Group Co., Ltd., Class A	122,900	52,059
Tongwei Co., Ltd., Class A	124,600	463,301
Tongyu Heavy Industry Co., Ltd., Class A	191,000	64,516
*Topchoice Medical Corp., Class A	8,500	103,673
*Topsec Technologies Group, Inc., Class A	48,100	61,517
ΩTopsports International Holdings, Ltd.	1,135,000	954,464
Towngas Smart Energy Co., Ltd.	290,043	120,101
*TPV Technology Co., Ltd., Class A	196,200	74,289
TravelSky Technology, Ltd., Class H	456,000	719,147
*Trigiant Group, Ltd.	2,000	82
Trina Solar Co., Ltd., Class A	26,406	107,429
*Trip.com Group, Ltd.	220,500	7,574,879
*Trip.com Group, Ltd., Sponsored ADR	17,078	580,652
Truking Technology, Ltd., Class A	24,900	38,187
ΩTsaker New Energy Tech Co., Ltd.	1,000	142
Tsingtao Brewery Co., Ltd., Class H	282,000	2,137,183
*Tunghsu Optoelectronic Technology Co., Ltd., Class A	193,500	57,454

25

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Tus Environmental Science And Technology Development Co., Ltd., Class A	35,400	$15,525
*Unigroup Guoxin Microelectronics Co., Ltd., Class A	17,199	176,393
Unilumin Group Co., Ltd., Class A	53,600	46,723
Uni-President China Holdings, Ltd.	470,000	320,157
*Unisplendour Corp., Ltd., Class A	42,400	113,247
United Energy Group, Ltd.	496,000	79,237
Universal Scientific Industrial Shanghai Co., Ltd., Class A	44,500	88,066
Valiant Co., Ltd., Class A	9,500	22,217
Vats Liquor Chain Store Management JSC, Ltd., Class A	12,700	34,837
Vatti Corp., Ltd., Class A	26,500	21,259
#*ΩVenus MedTech Hangzhou, Inc., Class H	38,000	21,514
Victory Giant Technology Huizhou Co., Ltd., Class A	8,700	24,055
#Vinda International Holdings, Ltd.	215,000	531,414
*Vipshop Holdings, Ltd., Sponsored ADR	88,420	1,260,869
*ΩViva Biotech Holdings	490,500	80,239
*Vnet Group, Inc., Sponsored ADR	29,927	96,215
Walvax Biotechnology Co., Ltd., Class A	19,900	63,098
Wanbangde Pharmaceutical Holding Group Co., Ltd., Class A	24,000	21,051
Wangneng Environment Co., Ltd., Class A	19,800	40,128
Wangsu Science & Technology Co., Ltd., Class A	28,300	27,020
Wanhua Chemical Group Co., Ltd., Class A	94,900	1,147,788
Want Want China Holdings, Ltd.	2,107,000	1,308,696
Wanxiang Qianchao Co., Ltd., Class A	32,300	22,744
Wasion Holdings, Ltd.	64,000	23,638
Wasu Media Holding Co., Ltd., Class A	32,500	32,137
Weibo Corp., Sponsored ADR	10,065	119,069
Weichai Power Co., Ltd., Class H	1,121,000	1,676,213
Weihai Guangwei Composites Co., Ltd., Class A	32,360	113,008
Wellhope Foods Co., Ltd., Class A	31,400	37,721
Wens Foodstuffs Group Co., Ltd., Class A	165,900	424,802
West China Cement, Ltd.	556,000	50,451
Western Mining Co., Ltd., Class A	29,900	51,150
Western Securities Co., Ltd., Class A	265,500	240,836
Western Superconducting Technologies Co., Ltd., Class A	20,052	125,222
Wharf Holdings, Ltd. (The)	184,000	466,549
Will Semiconductor Co., Ltd., Class A	315	4,733
Winall Hi-Tech Seed Co., Ltd., Class A	34,960	43,426
Windey Energy Technology Group Co., Ltd., Class A	37,400	54,047
*Wingtech Technology Co., Ltd., Class A	5,900	39,995
Wolong Electric Group Co., Ltd., Class A	42,900	65,617
Wuchan Zhongda Group Co., Ltd., Class A	167,100	104,010
Wuhan Fingu Electronic Technology Co., Ltd., Class A	16,300	24,776
Wuhan Guide Infrared Co., Ltd., Class A	270,118	291,381
Wuhu Token Science Co., Ltd., Class A	24,200	21,293
Wuliangye Yibin Co., Ltd., Class A	84,800	1,801,786
WUS Printed Circuit Kunshan Co., Ltd., Class A	67,350	179,244
Wushang Group Co., Ltd., Class A	37,700	44,313
#ΩWuXi AppTec Co., Ltd., Class H	196,000	2,354,625
Wuxi Autowell Technology Co., Ltd., Class A	5,805	108,114
*ΩWuxi Biologics Cayman, Inc.	1,290,500	8,015,528
*Wuxi Boton Technology Co., Ltd., Class A	17,400	38,156
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	112,500	428,882
Wuxi NCE Power Co., Ltd., Class A	7,000	36,859
WuXi Xinje Electric Co., Ltd., Class A	4,300	20,979
XCMG Construction Machinery Co., Ltd., Class A	157,300	122,763
Xiamen Bank Co., Ltd., Class A	69,000	49,809
Xiamen C & D, Inc., Class A	53,370	71,164
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	18,800	18,795

26

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Xiamen Faratronic Co., Ltd., Class A	8,700	$118,270
Xiamen Intretech, Inc., Class A	22,600	53,775
Xiamen ITG Group Corp., Ltd., Class A	101,700	95,161
Xiamen Kingdomway Group Co., Class A	9,300	23,142
Xiamen Tungsten Co., Ltd., Class A	18,700	43,171
Xiamen Xiangyu Co., Ltd., Class A	45,700	39,899
Xiandai Investment Co., Ltd., Class A	100	55
Xiangcai Co., Ltd., Class A	87,200	96,558
#*ΩXiaomi Corp., Class W	6,478,600	11,608,258
Xilinmen Furniture Co., Ltd., Class A	17,300	45,241
*Xinfengming Group Co., Ltd., Class A	13,200	22,635
Xingda International Holdings, Ltd.	89,238	15,054
Xinhu Zhongbao Co., Ltd., Class A	1,200	389
Xinjiang Communications Construction Group Co., Ltd., Class A	22,100	46,867
Xinjiang Tianshan Cement Co., Ltd., Class A	56,400	54,771
Xinjiang Xintai Natural Gas Co., Ltd., Class A	7,700	28,537
Xinjiang Zhongtai Chemical Co., Ltd., Class A	44,600	40,700
#*Xinte Energy Co., Ltd., Class H	282,400	428,765
*Xinxiang Chemical Fiber Co., Ltd., Class A	48,400	22,150
Xinxiang Richful Lube Additive Co., Ltd., Class A	8,400	48,624
Xinxing Ductile Iron Pipes Co., Ltd., Class A	88,900	49,644
Xinyi Energy Holdings, Ltd.	1,260,068	220,624
Xinyi Solar Holdings, Ltd.	3,310,161	1,946,009
Xinyu Iron & Steel Co., Ltd., Class A	31,800	17,628
*XPeng, Inc., A Shares	338,600	2,501,224
Xtep International Holdings, Ltd.	2,439,921	2,213,971
Xuji Electric Co., Ltd., Class A	19,100	44,641
ΩYadea Group Holdings, Ltd.	552,000	1,008,818
*YaGuang Technology Group Co., Ltd., Class A	22,600	28,873
*Yanchang Petroleum International, Ltd.	1,000	51
Yangling Metron New Material, Inc., Class A	17,900	97,179
#ΩYangtze Optical Fibre & Cable Joint Stock, Ltd. Co., Class H	40,000	48,207
Yankershop Food Co., Ltd., Class A	2,200	23,627
#Yankuang Energy Group Co., Ltd., Class H	1,538,000	2,673,210
Yantai China Pet Foods Co., Ltd., Class A	7,000	23,368
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	21,800	54,604
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	20,900	81,271
*YanTai Shuangta Food Co., Ltd., Class A	25,300	15,989
Yantai Zhenghai Bio-tech Co., Ltd., Class A	8,400	34,998
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	39,109	63,601
Yealink Network Technology Corp., Ltd., Class A	32,900	149,443
Yibin Tianyuan Group Co., Ltd., Class A	50,000	37,455
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	77,000	81,580
*Yifan Pharmaceutical Co., Ltd., Class A	19,600	36,893
Yifeng Pharmacy Chain Co., Ltd., Class A	40,466	180,558
#Yihai International Holding, Ltd.	324,000	587,992
*Yijiahe Technology Co., Ltd., Class A	3,800	15,900
Yintai Gold Co., Ltd., Class A	39,200	72,719
Yixintang Pharmaceutical Group Co., Ltd., Class A	28,600	82,932
Yonfer Agricultural Technology Co., Ltd., Class A	81,400	128,718
YongXing Special Materials Technology Co., Ltd., Class A	27,000	183,688
Yonyou Network Technology Co., Ltd., Class A	25,400	56,632
Yotrio Group Co., Ltd., Class A	414,600	179,007
Youngor Group Co., Ltd., Class A	84,000	77,226
*Youzu Interactive Co., Ltd., Class A	16,700	25,134
YTO Express Group Co., Ltd., Class A	99,900	184,777
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	10,800	24,242
Yuexiu Property Co., Ltd.	717,000	745,901

27

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Yuexiu Transport Infrastructure, Ltd.	272,000	$140,439
Yum China Holdings, Inc.	16,716	878,593
Yum China Holdings, Inc.	195,850	10,247,296
Yunda Holding Co., Ltd., Class A	44,300	54,967
Yunnan Aluminium Co., Ltd., Class A	120,400	228,270
Yunnan Baiyao Group Co., Ltd., Class A	19,740	136,716
Yunnan Copper Co., Ltd., Class A	114,500	172,170
Yunnan Energy New Material Co., Ltd., Class A	30,300	276,503
Yunnan Tin Co., Ltd., Class A	26,100	50,124
Yutong Bus Co., Ltd., Class A	26,100	48,488
Zangge Mining Co., Ltd., Class A	37,500	114,358
ZBOM Home Collection Co., Ltd., Class A	18,900	50,068
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	13,200	449,825
Zhaojin Mining Industry Co., Ltd., Class H	1,022,000	1,277,402
Zhe Jiang Li Zi Yuan Food Co., Ltd., Class A	15,600	33,422
Zhefu Holding Group Co., Ltd., Class A	22,300	11,238
*Zhejiang Century Huatong Group Co., Ltd., Class A	142,800	113,975
Zhejiang Cfmoto Power Co., Ltd., Class A	4,800	65,050
Zhejiang China Commodities City Group Co., Ltd., Class A	94,000	99,607
Zhejiang Chint Electrics Co., Ltd., Class A	28,600	89,944
Zhejiang Communications Technology Co., Ltd., Class A	45,280	23,620
Zhejiang Conba Pharmaceutical Co., Ltd., Class A	100	71
Zhejiang Crystal-Optech Co., Ltd., Class A	37,110	69,751
Zhejiang Dahua Technology Co., Ltd., Class A	28,200	78,354
Zhejiang Dingli Machinery Co., Ltd., Class A	19,300	143,132
Zhejiang Expressway Co., Ltd., Class H	2,000	1,505
Zhejiang Garden Biopharmaceutical Co., Ltd., Class A	26,200	38,004
Zhejiang Hailiang Co., Ltd., Class A	25,500	37,475
Zhejiang Hangmin Co., Ltd., Class A	11,900	13,761
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	18,000	17,676
Zhejiang Huace Film & Television Co., Ltd., Class A	72,700	55,748
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	56,600	124,655
Zhejiang Huayou Cobalt Co., Ltd., Class A	6,330	31,719
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,100	53,887
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	16,200	44,151
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	100	378
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	48,500	287,286
*Zhejiang Jingu Co., Ltd., Class A	49,100	52,163
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	31,620	56,892
Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	9,400	26,003
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A	34,200	138,485
Zhejiang Juhua Co., Ltd., Class A	79,100	163,219
Zhejiang Longsheng Group Co., Ltd., Class A	43,100	52,246
Zhejiang Medicine Co., Ltd., Class A	47,300	69,835
Zhejiang Meida Industrial Co., Ltd., Class A	24,200	34,938
*Zhejiang Narada Power Source Co., Ltd., Class A	19,200	35,042
Zhejiang NHU Co., Ltd., Class A	86,176	189,910
Zhejiang Orient Gene Biotech Co., Ltd., Class A	11,571	61,921
Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	16,600	28,533
Zhejiang Runtu Co., Ltd., Class A	56,400	51,314
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	41,600	151,509
Zhejiang Semir Garment Co., Ltd., Class A	44,600	37,055
*Zhejiang Shibao Co., Ltd., Class H	70,000	18,429
Zhejiang Southeast Space Frame Co., Ltd., Class A	57,100	44,641
Zhejiang Starry Pharmaceutical Co., Ltd., Class A	9,300	20,115
Zhejiang Supor Co., Ltd., Class A	18,800	128,363
Zhejiang Tiantie Industry Co., Ltd., Class A	51,300	38,779
*Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	14,700	45,729

28

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	45,900	$31,758
*Zhejiang Wanliyang Co., Ltd., Class A	22,100	23,840
Zhejiang Wanma Co., Ltd., Class A	22,800	32,638
Zhejiang Wansheng Co., Ltd., Class A	28,900	44,637
Zhejiang Weiming Environment Protection Co., Ltd., Class A	54,230	132,509
Zhejiang Weixing New Building Materials Co., Ltd., Class A	51,900	116,707
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	24,500	38,975
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	32,340	43,079
Zhejiang Yankon Group Co., Ltd., Class A	100	47
Zhejiang Yasha Decoration Co., Ltd., Class A	65,700	45,637
Zhejiang Yinlun Machinery Co., Ltd., Class A	23,700	56,683
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	400	377
Zheshang Securities Co., Ltd., Class A	115,600	158,551
*Zhong An Group, Ltd.	3,000	43
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	355,900	975,648
Zhongji Innolight Co., Ltd., Class A	32,700	390,821
Zhongjin Gold Corp., Ltd., Class A	152,500	227,440
Zhongshan Broad Ocean Motor Co., Ltd., Class A	37,800	26,154
Zhongshan Public Utilities Group Co., Ltd., Class A	6,600	6,562
Zhongsheng Group Holdings, Ltd.	600,500	1,384,482
Zhongtai Securities Co., Ltd., Class A	225,900	220,299
*»Zhongtian Financial Group Co., Ltd., Class A	156,600	6,399
*Zhongyu Energy Holdings, Ltd.	21,000	14,761
Zhongyuan Environment-Protection Co., Ltd., Class A	100	98
#ΩZhou Hei Ya International Holdings Co., Ltd.	791,000	260,816
#*Zhuguang Holdings Group Co., Ltd.	452,000	23,395
Zhuhai Huafa Properties Co., Ltd., Class A	24,600	28,145
Zhuzhou CRRC Times Electric Co., Ltd.	301,500	972,941
Zhuzhou Hongda Electronics Corp., Ltd., Class A	3,600	16,043
Zhuzhou Kibing Group Co., Ltd., Class A	51,100	55,540
Zijin Mining Group Co., Ltd., Class H	3,036,000	4,718,166
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,138,200	590,585
ZTE Corp., Class H	368,800	819,178
ZTO Express Cayman, Inc.	156,850	3,670,377
ZTO Express Cayman, Inc., Sponsored ADR	13,915	327,977

TOTAL CHINA		741,328,194

COLOMBIA — (0.1%)
*Almacenes Exito SA	108,800	376,474
BAC Holding International Corp.	13,899	699
Bancolombia SA	650	4,612
Bancolombia SA, Sponsored ADR	29,782	755,867
Celsia SA ESP	38,592	22,646
Cementos Argos SA	55,581	63,630
Ecopetrol SA	2,179,540	1,276,566
Grupo Energia Bogota SA ESP	1,688	679
Interconexion Electrica SA ESP	31,766	111,341
Mineros SA	15,026	6,349
Promigas SA ESP	284	292

TOTAL COLOMBIA		2,619,155

CZECHIA — (0.1%)
CEZ AS	55,945	2,390,185
Komercni Banka AS	20,827	609,029
ΩMoneta Money Bank AS	7,376	28,452

TOTAL CZECHIA		3,027,666

EGYPT — (0.0%)
Commercial International Bank Egypt SAE, Registered Shares, GDR	1,005,312	1,144,045

TOTAL EGYPT		1,144,045

29

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
GREECE — (0.4%)
*Aegean Airlines SA	2,212	$24,176
*Alpha Services and Holdings SA	1,076,378	1,604,208
Athens Water Supply & Sewage Co. SA	263	1,559
Autohellas Tourist and Trading SA	2,934	39,448
Bank of Greece	710	10,282
Epsilon Net SA	1,503	14,807
*Eurobank Ergasias Services and Holdings SA	970,680	1,582,112
Fourlis Holdings SA	7,608	32,569
GEK Terna Holding Real Estate Construction SA	367	5,120
Hellenic Exchanges - Athens Stock Exchange SA	11,280	57,707
Hellenic Telecommunications Organization SA	160,034	2,237,942
HELLENIQ ENERGY HOLDINGS S.A.	243	1,780
Holding Co. ADMIE IPTO SA	18,717	39,568
*Intracom SA Technical & Steel Constructions	13,089	41,644
JUMBO SA	29,619	778,302
*LAMDA Development SA	92	591
Motor Oil Hellas Corinth Refineries SA	15,037	357,619
Mytilineos SA	34,986	1,293,573
*National Bank of Greece SA	183,653	1,048,259
OPAP SA	51,599	872,646
Piraeus Financial Holdings SA	245,571	724,199
Piraeus Port Authority SA	880	19,580
Plastika Kritis SA	17	271
*Public Power Corp. SA	18,366	186,947
Quest Holdings SA	2,014	11,176
Sarantis SA	1,648	13,674
*Sunrisemezz PLC	4	1
Terna Energy SA	7,864	117,951
Titan Cement International SA	207	3,873

TOTAL GREECE		11,121,584

HUNGARY — (0.1%)
MOL Hungarian Oil & Gas PLC	180,795	1,435,373
*Opus Global Nyrt	55,285	58,146
OTP Bank Nyrt	74,212	2,755,409
Richter Gedeon Nyrt	4,410	103,173

TOTAL HUNGARY		4,352,101

INDIA — (18.0%)
360 ONE WAM, Ltd.	46,829	295,343
3M India, Ltd.	48	17,159
Aarti Drugs, Ltd.	22,363	126,093
Aarti Industries, Ltd.	13,091	71,454
Aarti Pharmalabs, Ltd.	3,272	15,126
ABB India, Ltd.	10,474	516,952
ACC, Ltd.	22,602	512,584
Action Construction Equipment, Ltd.	16,838	168,484
*Adani Energy Solutions, Ltd.	7,240	66,940
Adani Enterprises, Ltd.	5,666	156,158
*Adani Green Energy, Ltd.	2,765	30,276
Adani Ports & Special Economic Zone, Ltd.	188,504	1,776,732
*Aditya Birla Capital, Ltd.	182,002	376,972
Advanced Enzyme Technologies, Ltd.	5,283	19,816
Aegis Logistics, Ltd.	96,666	339,486
*Affle India, Ltd.	2,266	28,614
AGI Greenpac, Ltd.	4,634	49,246
Agro Tech Foods, Ltd.	8	74
Ahluwalia Contracts India, Ltd.	40	326
AIA Engineering, Ltd.	10,948	462,273

30

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Ajanta Pharma, Ltd.	25,962	$549,796
Akzo Nobel India, Ltd.	1,316	38,192
Alembic Pharmaceuticals, Ltd.	80	685
Alembic, Ltd.	100	97
Alkem Laboratories, Ltd.	5,415	242,062
Alkyl Amines Chemicals	928	23,881
Allcargo Logistics, Ltd.	38,069	116,938
Allcargo Terminals, Ltd.	38,069	17,558
*Alok Industries, Ltd.	717,256	149,897
Amara Raja Energy & Mobility, Ltd.	176,880	1,302,720
*Amber Enterprises India, Ltd.	9,486	334,305
Ambuja Cements, Ltd.	52,258	266,409
Amrutanjan Health Care, Ltd.	2,397	17,173
Anant Raj, Ltd.	36,440	106,311
Andhra Paper, Ltd.	5,573	36,775
Angel One, Ltd.	24,863	771,030
Apar Industries, Ltd.	10,092	627,814
Apcotex Industries, Ltd.	3,041	17,680
APL Apollo Tubes, Ltd.	71,219	1,338,948
Apollo Hospitals Enterprise, Ltd.	57,055	3,302,949
Apollo Pipes, Ltd.	2,123	16,832
Apollo Tyres, Ltd.	631,213	2,890,765
Arvind Fashions, Ltd.	12,742	49,256
Arvind, Ltd.	105,283	247,595
Asahi India Glass, Ltd.	13,292	89,259
Ashok Leyland, Ltd.	712,599	1,435,319
*Ashoka Buildcon, Ltd.	88,641	138,351
Asian Paints, Ltd.	146,359	5,266,085
Astec Lifesciences, Ltd.	435	6,376
*ΩAster DM Healthcare, Ltd.	11,621	46,012
Astra Microwave Products, Ltd.	31,786	177,716
Astral, Ltd.	47,094	1,046,848
AstraZeneca Pharma India, Ltd.	181	10,162
Atul, Ltd.	10,578	793,006
ΩAU Small Finance Bank, Ltd.	40,843	328,230
AurionPro Solutions, Ltd.	3,606	69,336
Aurobindo Pharma, Ltd.	132,369	1,350,578
Automotive Axles, Ltd.	1,014	27,846
Avadh Sugar & Energy, Ltd.	1,798	16,400
Avanti Feeds, Ltd.	31,268	151,535
*ΩAvenue Supermarts, Ltd.	26,519	1,157,285
Axis Bank, Ltd.	1,111,016	13,101,939
Bajaj Auto, Ltd.	28,335	1,808,502
Bajaj Consumer Care, Ltd.	42,004	117,195
Bajaj Finserv, Ltd.	94,840	1,787,874
*Bajaj Hindusthan Sugar, Ltd.	400,609	128,230
Bajaj Holdings & Investment, Ltd.	1,310	108,981
Balaji Amines, Ltd.	6,108	150,072
Balkrishna Industries, Ltd.	27,789	852,373
Balmer Lawrie & Co., Ltd.	88	142
Balrampur Chini Mills, Ltd.	238,193	1,181,971
Banco Products India, Ltd.	12,785	68,763
ΩBandhan Bank, Ltd.	355,735	914,987
Bank of Baroda	382,649	901,716
Bank of India	207,509	238,891
Bank of Maharashtra	436,044	218,654
BASF India, Ltd.	1,253	37,985
Bata India, Ltd.	35,111	660,418

31

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
BEML, Ltd.	8,903	$216,082
Berger Paints India, Ltd.	89,032	597,334
*BF Utilities, Ltd.	3,660	27,488
Bhansali Engineering Polymers, Ltd.	21,453	22,443
Bharat Dynamics, Ltd.	24,639	288,283
Bharat Electronics, Ltd.	1,712,129	2,740,147
Bharat Forge, Ltd.	102,452	1,254,336
Bharat Heavy Electricals, Ltd.	506,926	735,803
Bharat Petroleum Corp., Ltd.	401,626	1,684,722
Bharat Rasayan, Ltd.	91	9,642
Bharti Airtel, Ltd.	969,660	10,649,416
Biocon, Ltd.	36,340	95,871
Birla Corp., Ltd.	12,269	187,619
Birlasoft, Ltd.	105,916	696,682
Bliss GVS Pharma, Ltd.	56	57
BLS International Services, Ltd.	18,206	57,236
Blue Dart Express, Ltd.	1,397	110,399
Blue Star, Ltd.	8,614	91,526
Bombay Burmah Trading Co.	5,256	85,467
*Bombay Dyeing & Manufacturing Co., Ltd.	48,953	93,956
*Borosil Renewables, Ltd.	22,273	109,053
*Borosil, Ltd.	2,422	11,240
Bosch, Ltd.	686	160,264
Brigade Enterprises, Ltd.	74,330	549,449
*Brightcom Group, Ltd.	819,754	164,918
Britannia Industries, Ltd.	53,005	2,818,042
BSE, Ltd.	34,884	780,565
*Camlin Fine Sciences, Ltd.	42,857	74,098
Canara Bank	139,449	643,743
*Capacit’e Infraprojects, Ltd.	9,474	23,731
Caplin Point Laboratories, Ltd.	11,795	145,279
Carborundum Universal, Ltd.	14,820	190,806
Care Ratings, Ltd.	16	175
Carysil, Ltd.	1,833	13,835
Castrol India, Ltd.	167,710	274,250
CCL Products India, Ltd.	24,497	173,638
Ceat, Ltd.	14,286	361,805
Central Depository Services India, Ltd.	29,918	523,249
Century Plyboards India, Ltd.	6,883	51,164
Century Textiles & Industries, Ltd.	30,530	397,050
Cera Sanitaryware, Ltd.	3,184	324,420
CESC, Ltd.	343,277	349,425
CG Power & Industrial Solutions, Ltd.	304,618	1,427,255
Chambal Fertilisers and Chemicals, Ltd.	129,066	447,304
Chennai Petroleum Corp., Ltd.	19,300	133,336
Cholamandalam Financial Holdings, Ltd.	5,753	78,647
CIE Automotive India, Ltd.	38,886	214,913
Cigniti Technologies, Ltd.	4,372	54,084
Cipla, Ltd.	250,297	3,607,506
City Union Bank, Ltd.	189,706	314,662
Coal India, Ltd.	537,066	2,027,090
ΩCochin Shipyard, Ltd.	27,594	315,301
Coforge, Ltd.	28,131	1,684,050
Colgate-Palmolive India, Ltd.	62,487	1,586,440
Computer Age Management Services, Ltd.	18,525	499,933
Confidence Petroleum India, Ltd.	42,169	39,176
Container Corp. of India, Ltd.	115,889	957,915
Coromandel International, Ltd.	70,825	887,240

32

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Cosmo First, Ltd.	2,623	$20,071
CRISIL, Ltd.	3,027	148,955
Crompton Greaves Consumer Electricals, Ltd.	504,035	1,707,182
*CSB Bank, Ltd.	27,868	110,590
Cummins India, Ltd.	43,713	880,232
Cyient, Ltd.	30,062	573,537
*DB Realty, Ltd.	23,305	47,865
Dabur India, Ltd.	208,134	1,322,168
Dalmia Bharat, Ltd.	31,192	788,335
Datamatics Global Services, Ltd.	6,510	52,888
DB Corp., Ltd.	18,810	67,912
DCB Bank, Ltd.	144,104	198,436
DCM Shriram, Ltd.	448	4,985
DCW, Ltd.	110,100	70,681
Deepak Fertilisers & Petrochemicals Corp., Ltd.	61,618	475,463
Deepak Nitrite, Ltd.	133,594	3,187,868
Delta Corp., Ltd.	59,867	91,930
Dhampur Bio Organics, Ltd.	4,379	8,289
Dhampur Sugar Mills, Ltd.	19,939	63,499
Dhanuka Agritech, Ltd.	20	191
*<»Digidrive Distributors, Ltd.	16	19
ΩDilip Buildcon, Ltd.	5,903	21,578
*Dish TV India, Ltd.	884,615	180,092
*Dishman Carbogen Amcis, Ltd.	76	130
Divi’s Laboratories, Ltd.	65,315	2,658,100
Dixon Technologies India, Ltd.	19,158	1,173,888
DLF, Ltd.	188,662	1,276,875
ΩDr Lal PathLabs, Ltd.	17,314	503,083
Dr Reddy’s Laboratories, Ltd.	11,388	734,165
#Dr Reddy’s Laboratories, Ltd., Sponsored ADR	45,990	2,995,329
Dwarikesh Sugar Industries, Ltd.	138,088	148,688
Dynamatic Technologies, Ltd.	224	10,795
eClerx Services, Ltd.	16,486	387,702
Eicher Motors, Ltd.	56,709	2,244,657
EID Parry India, Ltd.	61,231	339,438
EIH, Ltd.	7,634	20,626
Electrosteel Castings, Ltd.	234,857	239,346
Elgi Equipments, Ltd.	34,822	211,357
Emami, Ltd.	13,635	83,505
ΩEndurance Technologies, Ltd.	726	13,920
Engineers India, Ltd.	139,755	207,638
Epigral, Ltd.	6,026	64,803
EPL, Ltd.	100,800	218,589
ΩEquitas Small Finance Bank, Ltd.	224,426	250,010
*ΩEris Lifesciences, Ltd.	5,604	57,851
ESAB India, Ltd.	8	557
Escorts Kubota, Ltd.	32,033	1,205,199
Everest Kanto Cylinder, Ltd.	17,677	24,278
Exide Industries, Ltd.	229,581	704,250
*FDC, Ltd.	3,417	14,869
Federal Bank, Ltd.	2,564,370	4,332,021
FIEM Industries, Ltd.	574	12,148
Fine Organic Industries, Ltd.	2,259	119,917
Finolex Cables, Ltd.	33,511	360,854
Finolex Industries, Ltd.	93,773	216,303
Firstsource Solutions, Ltd.	246,474	461,961
Force Motors, Ltd.	478	19,704
Fortis Healthcare, Ltd.	246,141	954,749

33

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*FSN E-Commerce Ventures, Ltd.	78,818	$131,918
Gabriel India, Ltd.	32,623	131,184
GAIL India, Ltd.	1,364,856	1,958,957
Galaxy Surfactants, Ltd.	1,023	33,540
Garden Reach Shipbuilders & Engineers, Ltd.	9,504	84,808
Garware Technical Fibres, Ltd.	1,623	61,633
Gateway Distriparks, Ltd.	14,492	15,230
*GE Power India, Ltd.	24	50
*GE T&D India, Ltd.	104	494
ΩGeneral Insurance Corp. of India	8,117	22,233
Genus Power Infrastructures, Ltd.	24,612	72,838
*GHCL Textiles, Ltd.	177,958	160,306
GHCL, Ltd.	177,958	1,242,476
Gillette India, Ltd.	202	14,859
GlaxoSmithKline Pharmaceuticals, Ltd.	666	11,386
Glenmark Pharmaceuticals, Ltd.	88,830	797,786
GMM Pfaudler, Ltd.	16,912	352,433
*GMR Airports Infrastructure, Ltd.	853,119	559,464
*GMR Power and Urban Infra, Ltd.	102	38
Godawari Power and Ispat, Ltd.	33,654	248,973
Godfrey Phillips India, Ltd.	8,557	232,685
ΩGodrej Agrovet, Ltd.	3,093	17,254
Godrej Consumer Products, Ltd.	134,864	1,606,616
*Godrej Industries, Ltd.	325	2,454
*Godrej Properties, Ltd.	50,499	1,006,629
Granules India, Ltd.	574,743	2,249,718
Graphite India, Ltd.	47,834	268,072
Grasim Industries, Ltd.	101,706	2,304,727
Gravita India, Ltd.	7,379	88,197
Great Eastern Shipping Co., Ltd. (The)	84,461	805,719
Greaves Cotton, Ltd.	40,115	60,564
Greenlam Industries, Ltd.	2,072	11,934
Greenpanel Industries, Ltd.	37,128	157,883
Greenply Industries, Ltd.	4,184	8,121
Grindwell Norton, Ltd.	2,743	70,648
Gujarat Alkalies & Chemicals, Ltd.	3,683	31,783
Gujarat Ambuja Exports, Ltd.	41,557	162,267
Gujarat Fluorochemicals, Ltd.	16,245	541,170
Gujarat Gas, Ltd.	23,746	116,664
Gujarat Industries Power Co., Ltd.	28,791	53,599
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	67,254	558,533
Gujarat Pipavav Port, Ltd.	182,124	266,540
Gujarat State Petronet, Ltd.	48,642	156,281
Gulf Oil Lubricants India, Ltd.	16	120
Happiest Minds Technologies, Ltd.	29,189	287,232
*Hathway Cable & Datacom, Ltd.	47,926	10,419
Hatsun Agro Product, Ltd.	1,473	19,995
Havells India, Ltd.	88,402	1,323,130
HBL Power Systems, Ltd.	46,960	166,528
HCL Technologies, Ltd.	405,545	6,215,268
ΩHDFC Asset Management Co., Ltd.	32,948	1,081,926
HDFC Bank, Ltd.	1,156,529	20,509,737
ΩHDFC Life Insurance Co., Ltd.	198,654	1,475,373
*HealthCare Global Enterprises, Ltd.	2,707	12,044
HEG, Ltd.	7,240	141,937
HeidelbergCement India, Ltd.	8,158	18,343
Hero MotoCorp, Ltd.	66,505	2,466,896
Hester Biosciences, Ltd.	367	7,312

34

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
HFCL, Ltd.	570,413	$446,691
HG Infra Engineering, Ltd.	13,199	141,710
Hikal, Ltd.	9,921	32,691
HIL, Ltd.	343	11,489
Himadri Speciality Chemical, Ltd.	90,282	258,890
*Himatsingka Seide, Ltd.	60	111
Hindalco Industries, Ltd.	717,191	3,958,134
Hindustan Aeronautics, Ltd.	60,038	1,314,604
*Hindustan Construction Co., Ltd.	506,182	155,030
Hindustan Copper, Ltd.	122,073	209,958
*Hindustan Oil Exploration Co., Ltd.	24,769	48,863
*Hindustan Petroleum Corp., Ltd.	274,771	817,461
Hindustan Unilever, Ltd.	255,300	7,616,799
Hindware Home Innovation, Ltd.	5,942	35,816
Hitachi Energy India, Ltd.	254	12,639
HLE Glascoat, Ltd.	3,495	22,009
Honeywell Automation India, Ltd.	140	60,530
Huhtamaki India, Ltd.	40	135
I G Petrochemicals, Ltd.	16	94
ICICI Bank, Ltd.	297,921	3,275,355
ICICI Bank, Ltd., Sponsored ADR	770,657	17,100,879
ΩICICI Lombard General Insurance Co., Ltd.	175,025	2,887,977
ΩICICI Prudential Life Insurance Co., Ltd.	69,859	440,716
ΩICICI Securities, Ltd.	10,767	82,648
ICRA, Ltd.	4	262
*IDFC First Bank, Ltd.	1,900,972	1,888,215
IDFC, Ltd.	765,837	1,053,203
*IFB Industries, Ltd.	1,088	11,436
IIFL Securities, Ltd.	16,306	19,624
*India Cements, Ltd. (The)	915,833	2,301,717
*Indiabulls Real Estate, Ltd.	331,885	291,789
Indian Bank	50,949	257,044
ΩIndian Energy Exchange, Ltd.	351,859	531,853
Indian Hotels Co., Ltd.	340,982	1,570,195
Indian Oil Corp., Ltd.	569,430	613,484
*Indian Overseas Bank	193,639	91,402
Indian Railway Catering & Tourism Corp., Ltd.	114,825	917,607
Indo Count Industries, Ltd.	34,691	118,583
Indoco Remedies, Ltd.	4,285	16,356
Indraprastha Gas, Ltd.	158,567	728,189
*Indus Towers, Ltd.	326,304	675,662
IndusInd Bank, Ltd.	193,581	3,351,099
Infibeam Avenues, Ltd.	313,117	71,831
Info Edge India, Ltd.	37,157	1,822,733
Infosys, Ltd.	907,878	14,921,438
Infosys, Ltd., Sponsored ADR	441,230	7,244,997
Ingersoll Rand India, Ltd.	337	11,366
*Inox Wind, Ltd.	52,354	136,295
Intellect Design Arena, Ltd.	96,829	790,018
*ΩInterGlobe Aviation, Ltd.	42,458	1,251,347
IOL Chemicals and Pharmaceuticals, Ltd.	5,987	30,241
Ipca Laboratories, Ltd.	303,133	3,581,691
IRB Infrastructure Developers, Ltd.	318,391	128,108
ΩIRCON International, Ltd.	126,386	210,621
ITC, Ltd.	1,285,260	6,613,183
ITD Cementation India, Ltd.	38,367	92,002
J Kumar Infraprojects, Ltd.	15,364	74,312
*Jagran Prakashan, Ltd.	160	192

35

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Jai Corp., Ltd.	13,410	$48,658
*Jaiprakash Power Ventures, Ltd.	1,980,039	228,305
Jammu & Kashmir Bank, Ltd. (The)	244,451	312,982
Jamna Auto Industries, Ltd.	130,951	169,550
JB Chemicals & Pharmaceuticals, Ltd.	22,668	380,687
JBM Auto, Ltd.	13,379	192,919
Jindal Poly Films, Ltd.	1,244	9,335
Jindal Saw, Ltd.	70,330	374,125
Jindal Stainless, Ltd.	323,662	1,720,379
Jindal Steel & Power, Ltd.	214,839	1,635,443
*Jio Financial Services, Ltd.	418,236	1,100,109
JK Cement, Ltd.	21,951	831,546
JK Lakshmi Cement, Ltd.	47,394	390,810
JK Paper, Ltd.	58,216	266,507
JK Tyre & Industries, Ltd.	67,724	247,523
JSW Energy, Ltd.	259,196	1,201,049
JSW Steel, Ltd.	332,442	2,940,155
JTEKT India, Ltd.	11,750	19,525
Jubilant Foodworks, Ltd.	260,332	1,566,362
Jubilant Ingrevia, Ltd.	49,026	247,195
Jubilant Pharmova, Ltd.	8,443	37,982
*Just Dial, Ltd.	1,965	17,323
Jyothy Labs, Ltd.	8,515	37,084
Kajaria Ceramics, Ltd.	54,519	825,950
Kalpataru Projects International, Ltd.	33,578	267,426
Kansai Nerolac Paints, Ltd.	9,915	37,524
Karnataka Bank, Ltd. (The)	132,036	364,111
Karur Vysya Bank, Ltd. (The)	275,385	473,315
*Kaveri Seed Co., Ltd.	44	327
KEC International, Ltd.	11,070	83,538
KEI Industries, Ltd.	134,856	3,891,219
Kennametal India, Ltd.	8	239
Kewal Kiran Clothing, Ltd.	2,081	19,016
*Kiri Industries, Ltd.	20	65
Kirloskar Brothers, Ltd.	14,469	157,265
Kirloskar Ferrous Industries, Ltd.	27,341	155,392
Kirloskar Oil Engines, Ltd.	66,646	435,215
KNR Constructions, Ltd.	78,821	249,881
Kotak Mahindra Bank, Ltd.	333,895	6,975,567
KPIT Technologies, Ltd.	105,170	1,537,973
KPR Mill, Ltd.	19,515	188,696
KRBL, Ltd.	28,083	121,528
KSB, Ltd.	1,903	69,977
ΩL&T Technology Services, Ltd.	7,814	392,930
LA Opala RG, Ltd.	9,940	50,572
Lakshmi Machine Works, Ltd.	101	16,018
Larsen & Toubro, Ltd.	212,013	7,458,636
ΩLaurus Labs, Ltd.	250,584	1,088,760
LG Balakrishnan & Bros, Ltd.	2,880	36,822
Linde India, Ltd.	810	58,322
LT Foods, Ltd.	109,153	216,251
ΩLTIMindtree, Ltd.	39,243	2,385,158
Lumax Auto Technologies, Ltd.	4,139	17,546
Lupin, Ltd.	88,077	1,193,437
LUX Industries, Ltd.	1,494	24,488
Mahanagar Gas, Ltd.	42,658	528,955
Maharashtra Seamless, Ltd.	28,186	242,899
Mahindra & Mahindra, Ltd.	536,832	9,404,695

36

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
*Mahindra Holidays & Resorts India, Ltd.	25,085	$120,019
Mahindra Lifespace Developers, Ltd.	2,640	15,564
ΩMahindra Logistics, Ltd.	6,697	28,141
Maithan Alloys, Ltd.	1,863	23,173
Man Infraconstruction, Ltd.	48,984	88,162
*Mangalore Refinery & Petrochemicals, Ltd.	14,692	18,299
Marico, Ltd.	359,932	2,319,534
Marksans Pharma, Ltd.	110,126	139,611
Maruti Suzuki India, Ltd.	35,508	4,432,084
Mastek, Ltd.	10,158	269,454
*Max Financial Services, Ltd.	4,744	52,084
Max Healthcare Institute, Ltd.	273,770	1,886,595
Mayur Uniquoters, Ltd.	28	176
Mazagon Dock Shipbuilders, Ltd.	3,389	80,057
Meghmani Organics, Ltd.	164	145
ΩMetropolis Healthcare, Ltd.	14,926	251,958
Minda Corp., Ltd.	38,826	151,930
*Mirza International, Ltd.	20,258	11,326
ΩMishra Dhatu Nigam, Ltd.	24,181	114,590
MOIL, Ltd.	30,230	84,199
Monte Carlo Fashions, Ltd.	1,149	10,642
*Morepen Laboratories, Ltd.	77,381	30,996
Motherson Sumi Wiring India, Ltd.	833,903	600,447
Mphasis, Ltd.	54,100	1,379,746
MRF, Ltd.	682	887,103
Mrs Bectors Food Specialities, Ltd.	15,115	203,446
MSTC, Ltd.	13,148	69,823
Multi Commodity Exchange of India, Ltd.	8,424	235,837
Narayana Hrudayalaya, Ltd.	42,344	506,549
Natco Pharma, Ltd.	44,623	428,952
National Aluminium Co., Ltd.	564,230	625,162
National Fertilizers, Ltd.	42,635	35,461
Nava, Ltd.	52,117	258,461
Navin Fluorine International, Ltd.	14,824	612,171
Navneet Education, Ltd.	108	197
NBCC India, Ltd.	383,400	302,083
NCC, Ltd.	233,708	405,472
NELCO, Ltd.	3,382	28,873
NESCO, Ltd.	28	217
Nestle India, Ltd.	18,746	5,456,550
Neuland Laboratories, Ltd.	4,921	228,771
Newgen Software Technologies, Ltd.	12,796	173,016
NHPC, Ltd.	575,606	347,056
*NIIT, Ltd.	1,595	2,449
Nilkamal, Ltd.	253	7,235
ΩNippon Life India Asset Management, Ltd.	8,778	41,271
NLC India, Ltd.	26,504	42,657
*NMDC Steel, Ltd.	2,157	1,040
NMDC, Ltd.	196,454	363,844
NOCIL, Ltd.	42,275	112,468
NTPC, Ltd.	2,198,861	6,227,471
Nucleus Software Exports, Ltd.	1,398	25,587
Oberoi Realty, Ltd.	36,747	502,200
Oil & Natural Gas Corp., Ltd.	1,254,089	2,803,893
Oil India, Ltd.	92,139	330,725
*One 97 Communications, Ltd.	47,697	527,476
Oracle Financial Services Software, Ltd.	9,050	421,490
Orient Cement, Ltd.	83,039	197,328

37

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Orient Electric, Ltd.	25,495	$66,632
*Orissa Minerals Development Co., Ltd. (The)	246	19,535
Page Industries, Ltd.	2,827	1,284,033
*ΩParag Milk Foods, Ltd.	18,953	46,404
Patanjali Foods, Ltd.	211	3,467
*Patel Engineering, Ltd.	168,443	97,919
PCBL, Ltd.	150,327	360,205
Persistent Systems, Ltd.	78,587	5,814,544
Petronet LNG, Ltd.	356,411	854,440
Pfizer, Ltd.	437	20,650
Phoenix Mills, Ltd. (The)	28,925	630,672
PI Industries, Ltd.	29,402	1,201,118
Pidilite Industries, Ltd.	54,253	1,601,680
*Piramal Pharma, Ltd.	325,537	408,589
PNC Infratech, Ltd.	88,490	355,092
Poly Medicure, Ltd.	516	8,713
Polycab India, Ltd.	16,537	977,636
Polyplex Corp., Ltd.	7,903	96,943
Power Grid Corp. of India, Ltd.	2,276,967	5,528,414
Power Mech Projects, Ltd.	1,975	85,573
Praj Industries, Ltd.	157,869	1,015,470
*Prakash Industries, Ltd.	41,930	79,722
ΩPrataap Snacks, Ltd.	12	120
Prestige Estates Projects, Ltd.	24,508	225,391
*Pricol, Ltd.	30,485	129,818
*Prince Pipes & Fittings, Ltd.	20,114	152,258
*Prism Johnson, Ltd.	19,038	31,864
Procter & Gamble Health, Ltd.	828	50,745
Procter & Gamble Hygiene & Health Care, Ltd.	319	67,206
PSP Projects, Ltd.	4,696	42,511
Punjab National Bank	583,706	511,784
*PVR Inox, Ltd.	27,560	529,047
ΩQuess Corp., Ltd.	12,442	63,175
Radico Khaitan, Ltd.	11,434	167,118
Rain Industries, Ltd.	162,474	300,326
Rajesh Exports, Ltd.	14,799	79,746
Rallis India, Ltd.	12,809	33,400
Ramco Cements, Ltd. (The)	30,225	360,012
Ramkrishna Forgings, Ltd.	43,610	335,303
Rashtriya Chemicals & Fertilizers, Ltd.	126,433	193,388
Ratnamani Metals & Tubes, Ltd.	2,304	76,564
*RattanIndia Power, Ltd.	692,937	59,507
Raymond, Ltd.	23,516	497,230
ΩRBL Bank, Ltd.	622,488	1,648,205
Redington, Ltd.	425,961	730,581
*Redtape, Ltd.	20,258	124,942
Relaxo Footwears, Ltd.	7,413	79,954
Reliance Industrial Infrastructure, Ltd.	1,780	21,496
Reliance Industries, Ltd.	543,601	14,937,826
ΩReliance Industries, Ltd., GDR	237,885	12,988,521
*Reliance Infrastructure, Ltd.	119,002	241,909
*Reliance Power, Ltd.	1,579,212	324,344
RHI Magnesita India, Ltd.	8,865	72,999
Rico Auto Industries, Ltd.	56,835	59,662
RITES, Ltd.	29,677	160,952
Rossari Biotech, Ltd.	1,505	13,361
Route Mobile, Ltd.	5,614	104,730
Rupa & Co., Ltd.	8,176	24,540

38

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Safari Industries India, Ltd.	2,985	$148,216
Samvardhana Motherson International, Ltd.	1,142,358	1,261,607
Sandhar Technologies, Ltd.	3,096	13,530
Sanofi India, Ltd.	3,072	278,949
Sarda Energy & Minerals, Ltd.	24,100	58,789
Saregama India, Ltd.	80	309
SBI Cards & Payment Services, Ltd.	108,303	970,592
ΩSBI Life Insurance Co., Ltd.	120,982	1,987,602
Schaeffler India, Ltd.	3,996	135,221
*Schneider Electric Infrastructure, Ltd.	20,231	77,854
*Sequent Scientific, Ltd.	16,996	20,158
ΩSH Kelkar & Co., Ltd.	80	139
Sharda Cropchem, Ltd.	5,932	28,923
*Sheela Foam, Ltd.	2,552	33,096
*Shilpa Medicare, Ltd.	11,724	49,855
*<»Shipping Corp. of India Land & Assets, Ltd.	41,311	5,031
Shipping Corp. of India, Ltd.	41,311	69,093
*Shoppers Stop, Ltd.	2,461	18,920
Shree Cement, Ltd.	2,589	797,765
*Shree Renuka Sugars, Ltd.	329,684	192,840
Siemens, Ltd.	20,821	832,990
*SIS, Ltd.	3,337	16,523
Siyaram Silk Mills, Ltd.	3,783	24,086
SKF India, Ltd.	4,856	286,398
Skipper, Ltd.	7,048	19,254
Sobha, Ltd.	18,753	160,561
Solar Industries India, Ltd.	70	4,625
Somany Ceramics, Ltd.	894	7,141
Sonata Software, Ltd.	51,788	717,585
South Indian Bank, Ltd. (The)	1,069,533	311,513
SRF, Ltd.	80,286	2,116,917
State Bank of India	698,979	4,747,940
Steel Authority of India, Ltd.	597,910	602,156
Sterlite Technologies, Ltd.	92,959	155,753
Strides Pharma Science, Ltd.	16,151	92,502
*Stylam Industries, Ltd.	698	14,006
Styrenix Performance Materials, Ltd.	897	14,848
*Subex, Ltd.	187,237	67,128
Subros, Ltd.	32	143
Sudarshan Chemical Industries, Ltd.	5,141	29,311
Sumitomo Chemical India, Ltd.	25,420	113,958
Sun Pharmaceutical Industries, Ltd.	324,521	4,243,080
Sun TV Network, Ltd.	45,098	343,386
*<»Sundaram Clayton, Ltd.	441	5,410
Sundram Fasteners, Ltd.	24,281	365,883
Sunteck Realty, Ltd.	13,156	67,764
Suprajit Engineering, Ltd.	17,985	78,586
Supreme Industries, Ltd.	25,903	1,346,892
Supreme Petrochem, Ltd.	7,176	49,386
Surya Roshni, Ltd.	34,128	236,289
*Suven Pharmaceuticals, Ltd.	51,553	358,325
*Suzlon Energy, Ltd.	4,046,829	1,487,327
Swan Energy, Ltd.	3,849	17,826
Swaraj Engines, Ltd.	739	17,867
Symphony, Ltd.	2,434	24,661
ΩSyngene International, Ltd.	117,703	961,741
Tamil Nadu Newsprint & Papers, Ltd.	20,113	67,048
Tanla Platforms, Ltd.	38,543	440,941

39

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Tata Chemicals, Ltd.	93,487	$1,077,037
Tata Coffee, Ltd.	17,715	55,959
Tata Communications, Ltd.	51,989	1,038,578
Tata Consultancy Services, Ltd.	361,578	14,629,884
Tata Consumer Products, Ltd.	275,208	2,976,562
Tata Elxsi, Ltd.	20,894	1,913,564
Tata Motors, Ltd.	754,403	5,696,163
Tata Power Co., Ltd. (The)	704,290	2,024,674
Tata Steel, Ltd.	5,069,504	7,230,515
*Tata Teleservices Maharashtra, Ltd.	82,289	85,048
TCI Express, Ltd.	464	7,370
TD Power Systems, Ltd.	31,144	90,598
*TeamLease Services, Ltd.	495	13,949
Tech Mahindra, Ltd.	288,960	3,932,740
Techno Electric & Engineering Co., Ltd.	3,426	20,648
*ΩTejas Networks, Ltd.	23,134	238,137
Texmaco Rail & Engineering, Ltd.	117,678	172,506
Thermax, Ltd.	52	1,769
Thirumalai Chemicals, Ltd.	13,246	31,700
ΩThyrocare Technologies, Ltd.	4,239	27,967
Tide Water Oil Co. India, Ltd.	20	279
Tilaknagar Industries, Ltd.	26,174	65,845
Time Technoplast, Ltd.	69,951	134,384
Timken India, Ltd.	6,460	225,071
Titagarh Rail System, Ltd.	22,404	204,952
Titan Co., Ltd.	138,183	5,293,803
Torrent Pharmaceuticals, Ltd.	47,511	1,098,059
Torrent Power, Ltd.	12,595	109,962
*TransIndia Real Estate, Ltd.	38,069	17,901
Transport Corp. of India, Ltd.	10,157	99,888
Trent, Ltd.	70,572	1,826,372
Trident, Ltd.	653,563	273,957
Triveni Engineering & Industries, Ltd.	8,267	35,388
*Triveni Turbine, Ltd.	20,250	87,364
TTK Prestige, Ltd.	946	9,098
Tube Investments of India, Ltd.	57,571	2,178,272
TV Today Network, Ltd.	40	103
*TV18 Broadcast, Ltd.	237,654	118,315
TVS Holdings, Ltd.	441	28,680
TVS Motor Co., Ltd.	111,669	2,133,626
TVS Srichakra, Ltd.	4	184
Uflex, Ltd.	8,452	43,230
Ugar Sugar Works, Ltd.	31,094	35,516
ΩUjjivan Small Finance Bank, Ltd.	428,311	268,020
UltraTech Cement, Ltd.	61,428	6,213,905
Union Bank of India, Ltd.	512,036	624,833
United Breweries, Ltd.	983	19,069
*United Spirits, Ltd.	124,803	1,547,245
UNO Minda, Ltd.	38,248	267,685
UPL, Ltd.	517,619	3,360,284
Usha Martin, Ltd.	94,206	336,730
UTI Asset Management Co., Ltd.	16,415	148,321
*VA Tech Wabag, Ltd.	22,952	132,956
Vakrangee, Ltd.	56,631	12,005
ΩValiant Organics, Ltd.	3,694	19,528
Vardhman Textiles, Ltd.	41,492	183,966
*ΩVarroc Engineering, Ltd.	19,018	105,039
Varun Beverages, Ltd.	215,274	2,349,795

40

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Vedanta, Ltd.	285,740	$743,361
Venky’s India, Ltd.	417	9,811
Vesuvius India, Ltd.	12	513
V-Guard Industries, Ltd.	22,518	81,029
Vinati Organics, Ltd.	2,167	45,022
VIP Industries, Ltd.	32,648	238,943
*VL E-Governance & IT Solutions, Ltd.	5,663	2,037
*V-Mart Retail, Ltd.	1,462	28,812
*Vodafone Idea, Ltd.	3,852,046	548,252
Voltamp Transformers, Ltd.	643	37,115
Voltas, Ltd.	83,867	843,618
VRL Logistics, Ltd.	7,388	59,022
VST Industries, Ltd.	32	1,234
VST Tillers Tractors, Ltd.	4	170
Welspun Corp., Ltd.	31,624	161,503
Welspun Enterprises, Ltd.	104	328
Welspun India, Ltd.	141,630	255,843
West Coast Paper Mills, Ltd.	23,057	203,946
Westlife Foodworld, Ltd.	4,846	46,191
Whirlpool of India, Ltd.	2,992	59,014
Wipro, Ltd.	639,286	2,931,576
*Wockhardt, Ltd.	15,295	41,664
*Yes Bank, Ltd.	6,410,035	1,227,980
*Zee Entertainment Enterprises, Ltd.	789,439	2,457,671
Zensar Technologies, Ltd.	62,615	368,544
*Zomato, Ltd.	1,524,321	1,924,196
Zydus Lifesciences, Ltd.	61,842	426,015
Zydus Wellness, Ltd.	1,585	29,150

TOTAL INDIA		520,707,007

INDONESIA — (2.0%)
Ace Hardware Indonesia TBK PT	4,606,400	231,987
Adaro Energy Indonesia TBK PT	12,207,200	1,967,292
*Adhi Karya Persero TBK PT	1,570,400	39,742
AKR Corporindo TBK PT	5,691,000	533,811
*Alam Sutera Realty TBK PT	18,800	196
Aneka Tambang TBK	4,839,000	519,389
Arwana Citramulia TBK PT	455,300	18,917
Astra Agro Lestari TBK PT	158,400	70,300
Astra International TBK PT	12,377,400	4,499,810
Astra Otoparts TBK PT	551,500	95,823
Bank BTPN Syariah TBK PT	1,788,300	177,310
*Bank Bukopin TBK PT	5,856,933	28,759
Bank Central Asia TBK PT	18,326,900	10,095,082
*Bank China Construction Bank Indonesia TBK PT	47,100	231
*Bank Ina Perdana PT	4,300	1,121
*Bank Jago TBK PT	1,475,100	146,256
Bank Mandiri Persero TBK PT	12,900,900	4,608,915
Bank Maybank Indonesia TBK PT	24,100	376
Bank Negara Indonesia Persero TBK PT	7,263,600	2,190,283
*Bank Neo Commerce TBK PT	3,288,100	46,367
Bank OCBC Nisp TBK PT	336,400	23,507
*Bank Pan Indonesia TBK PT	432,900	30,931
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	181,000	12,933
Bank Pembangunan Daerah Jawa Timur TBK PT	684,500	26,070
Bank Rakyat Indonesia Persero TBK PT	20,623,160	6,439,463
*Bank Raya Indonesia TBK PT	1,115,700	15,733
Bank Syariah Indonesia TBK PT	1,302,000	122,946
Bank Tabungan Negara Persero TBK PT	3,613,290	278,645

41

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Barito Pacific TBK PT	2,868,781	$203,172
*Bekasi Fajar Industrial Estate TBK PT	8,000	67
*Bintang Oto Global TBK PT	723,800	56,045
BISI International TBK PT	2,200	216
Blue Bird TBK PT	369,600	46,069
*Buana Lintas Lautan TBK PT	33,292,000	159,282
Bukit Asam TBK PT	3,314,800	517,514
*Bumi Resources Minerals TBK PT	29,494,700	360,212
*Bumi Resources TBK PT	61,543,300	437,796
*Bumi Serpong Damai TBK PT	1,277,100	80,799
*Capital Financial Indonesia TBK PT	8,152,200	284,827
*Cemindo Gemilang PT	1,049,000	62,075
*Charoen Pokphand Indonesia TBK PT	558,400	203,886
ΩCikarang Listrindo TBK PT	3,300	148
Ciputra Development TBK PT	3,791,200	264,919
*Citra Marga Nusaphala Persada TBK PT	1,700	174
Clipan Finance Indonesia TBK PT	810,100	24,785
Delta Dunia Makmur TBK PT	1,964,700	42,794
Dharma Satya Nusantara TBK PT	1,778,700	63,825
Elang Mahkota Teknologi TBK PT	24,500	771
Elnusa TBK PT	1,780,900	48,432
Erajaya Swasembada TBK PT	6,571,200	165,469
*Gajah Tunggal TBK PT	636,000	35,233
Gudang Garam TBK PT	219,600	321,762
Harum Energy TBK PT	2,381,400	242,113
Impack Pratama Industri TBK PT	1,778,600	40,532
Indah Kiat Pulp & Paper TBK PT	1,710,100	1,033,488
Indika Energy TBK PT	6,650,600	759,889
Indo Tambangraya Megah TBK PT	1,467,600	2,450,619
Indocement Tunggal Prakarsa TBK PT	201,900	117,886
Indofood CBP Sukses Makmur TBK PT	397,500	258,994
Indofood Sukses Makmur TBK PT	2,925,000	1,224,504
Indomobil Sukses Internasional TBK PT	308,200	26,581
Indosat TBK PT	277,100	164,847
Industri Jamu Dan Farmasi Sido Muncul TBK PT	1,487,796	47,767
*Integra Indocabinet TBK PT	2,800	59
*Intiland Development TBK PT	801,900	9,995
Japfa Comfeed Indonesia TBK PT	3,503,300	270,163
Jasa Marga Persero TBK PT	46,900	12,578
Jaya Real Property TBK PT	4,900	214
Kalbe Farma TBK PT	13,718,600	1,459,517
*Kapuas Prima Coal TBK PT	12,400	39
*Kawasan Industri Jababeka TBK PT	9,589,200	79,684
Map Aktif Adiperkasa PT	687,000	32,220
Mayora Indah TBK PT	173,200	31,075
*MD Pictures TBK PT	926,800	140,610
Medco Energi Internasional TBK PT	6,647,500	533,558
Media Nusantara Citra TBK PT	2,374,500	73,843
*Merdeka Copper Gold TBK PT	4,827,873	677,756
*»Metro Healthcare Indonesia TBK PT	6,119,400	184,911
Metrodata Electronics TBK PT	491,000	15,609
Mitra Adiperkasa TBK PT	5,328,500	581,992
Mitra Keluarga Karyasehat TBK PT	1,051,200	181,321
Nippon Indosari Corpindo TBK PT	1,500	122
Pabrik Kertas Tjiwi Kimia TBK PT	777,000	374,193
*Pacific Strategic Financial TBK PT	6,400	439
Pakuwon Jati TBK PT	2,721,500	68,530
*Panin Financial TBK PT	5,502,700	94,223

42

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
*Paninvest TBK PT	239,600	$15,008
Perusahaan Gas Negara TBK PT	5,749,500	454,241
*PP Persero TBK PT	1,513,700	53,840
Prodia Widyahusada TBK PT	167,200	67,627
Puradelta Lestari TBK PT	12,100	130
Ramayana Lestari Sentosa TBK PT	3,800	119
Rukun Raharja TBK PT	338,600	20,037
Salim Ivomas Pratama TBK PT	5,000	119
Samator Indo Gas TBK PT	109,200	10,827
Samindo Resources TBK PT	1,100	121
Sampoerna Agro TBK PT	1,100	140
Samudera Indonesia TBK PT	1,819,700	34,595
Sarana Menara Nusantara TBK PT	7,339,900	411,238
Sariguna Primatirta TBK PT	3,100	125
Sawit Sumbermas Sarana TBK PT	1,966,000	141,711
Selamat Sempurna TBK PT	770,900	105,310
Semen Baturaja TBK PT	1,600	32
Semen Indonesia Persero TBK PT	1,042,496	400,329
Siloam International Hospitals TBK PT	3,200	484
*<»Sri Rejeki Isman TBK PT	16,700	29
Sumber Alfaria Trijaya TBK PT	4,318,600	785,694
Summarecon Agung TBK PT	7,092,949	238,888
Surya Citra Media TBK PT	9,272,600	88,144
Surya Esa Perkasa TBK PT	5,205,200	196,608
*»Surya Permata Andalan TBK PT	633,700	19,468
*Surya Semesta Internusa TBK PT	1,158,300	29,896
Telkom Indonesia Persero TBK PT	9,785,500	2,149,915
Telkom Indonesia Persero TBK PT, Sponsored ADR	39,972	879,384
Tempo Scan Pacific TBK PT	188,400	19,807
Tower Bersama Infrastructure TBK PT	2,290,800	298,518
Transcoal Pacific TBK PT	352,600	193,669
Tunas Baru Lampung TBK PT	4,900	262
Ultrajaya Milk Industry & Trading Co. TBK PT	7,700	814
Unilever Indonesia TBK PT	1,397,700	318,519
United Tractors TBK PT	968,600	1,532,016
Vale Indonesia TBK PT	1,140,300	355,334
*Waskita Beton Precast TBK PT	15,100	48
*»Waskita Karya Persero TBK PT	7,100	68
*Wijaya Karya Persero TBK PT	1,557,700	37,655
*Wintermar Offshore Marine TBK PT	1,063,700	28,794
XL Axiata TBK PT	5,989,241	855,875

TOTAL INDONESIA		56,537,776

KOREA, REPUBLIC OF — (11.8%)
*3S Korea Co., Ltd.	7,139	11,074
ABco Electronics Co., Ltd.	2,528	26,056
*ABLBio, Inc.	11,236	132,364
Able C&C Co., Ltd.	1,995	12,187
ADTechnology Co., Ltd.	1,672	27,484
Advanced Nano Products Co., Ltd.	2,227	196,721
Advanced Process Systems Corp.	7,059	85,092
Aekyung Chemical Co., Ltd.	1,430	11,478
Aekyung Industrial Co., Ltd.	795	13,274
AfreecaTV Co., Ltd.	3,242	160,594
Ahnlab, Inc.	1,053	49,978
AJ Networks Co., Ltd.	3,483	9,993
*Ajin Industrial Co., Ltd.	28,564	84,282
AK Holdings, Inc.	8	103
*Alteogen, Inc.	7,276	336,176

43

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*ALUKO Co., Ltd.	31,997	$64,086
*Amicogen, Inc.	2,835	26,533
*Amo Greentech Co., Ltd.	3,122	25,960
Amorepacific Corp.	9,980	934,043
AMOREPACIFIC Group	9,560	202,448
*Amotech Co., Ltd.	6,164	32,222
*Anam Electronics Co., Ltd.	18,691	23,832
*Ananti, Inc.	39,017	192,117
*Anterogen Co., Ltd.	1,962	18,566
*Apact Co., Ltd.	30	59
*APRO Co., Ltd.	3,810	34,107
*APS, Inc.	5,056	22,200
APTC Co., Ltd.	2,733	26,186
Asia Cement Co., Ltd.	5,362	41,092
Asia Pacific Satellite, Inc.	1,969	17,437
Asia Paper Manufacturing Co., Ltd.	1,808	52,545
Atec Co., Ltd.	2,159	19,567
Avaco Co., Ltd.	3,629	37,834
Baiksan Co., Ltd.	1,284	7,929
BGF Retail Co., Ltd.	2,086	213,458
BGFecomaterials Co., Ltd.	20	57
BH Co., Ltd.	27,650	382,848
*BHI Co., Ltd.	9,966	50,843
*Binex Co., Ltd.	6,560	35,847
Binggrae Co., Ltd.	4,112	166,544
*Biodyne Co., Ltd.	1,761	61,414
*Bioneer Corp.	3,728	87,503
BIT Computer Co., Ltd.	3,392	12,206
*BNC Korea Co., Ltd.	21,726	50,191
BNK Financial Group, Inc.	88,418	443,874
Boditech Med, Inc.	23,690	288,199
BoKwang Industry Co., Ltd.	16	60
Bookook Securities Co., Ltd.	4	63
*Bosung Power Technology Co., Ltd.	4,016	8,073
Brand X Co., Ltd.	7,724	24,078
*Bubang Co., Ltd.	9,820	18,614
BusinessOn Communication Co., Ltd.	1,348	14,692
*BYON Co., Ltd.	1	1
Byucksan Corp.	29,642	70,344
*Cafe24 Corp.	6,537	60,019
*CammSys Corp.	24,544	23,807
Camus Engineering & Construction, Inc.	40	44
Caregen Co., Ltd.	3,281	65,107
*Carelabs Co., Ltd.	1,258	3,586
Celltrion Healthcare Co., Ltd.	26,577	1,308,630
#Celltrion Pharm, Inc.	4,945	231,771
Celltrion, Inc.	48,039	5,317,708
*Chabiotech Co., Ltd.	6,378	75,796
Changhae Ethanol Co., Ltd.	12	80
Cheil Worldwide, Inc.	23,841	350,585
Chemtronics Co., Ltd.	5,797	79,580
*Chemtros Co., Ltd.	2,924	11,258
Cheryong Electric Co., Ltd.	5,423	84,323
*ChinHung International, Inc.	9,834	8,337
Chips&Media, Inc.	2,689	67,695
*Choil Aluminum Co., Ltd.	28,478	42,383
Chong Kun Dang Pharmaceutical Corp.	711	49,960
Chongkundang Holdings Corp.	225	8,563

44

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Choong Ang Vaccine Laboratory	2,438	$18,702
*»Chorokbaem Media Co., Ltd.	7,854	23,552
Chunbo Co., Ltd.	1,423	104,100
*CJ CGV Co., Ltd.	10,703	40,576
CJ CheilJedang Corp.	4,323	904,259
CJ Corp.	10,732	668,292
*CJ ENM Co., Ltd.	9,050	349,121
CJ Freshway Corp.	3,209	49,779
CJ Logistics Corp.	7,370	414,189
Classys, Inc.	4,811	117,198
CLIO Cosmetics Co., Ltd.	584	11,978
*CMG Pharmaceutical Co., Ltd.	59,575	90,649
*CoAsia Corp.	3,960	16,977
*Comtec Systems Co., Ltd.	40,876	19,461
*Coreana Cosmetics Co., Ltd.	8,640	20,344
*Corentec Co., Ltd.	12	94
*COSMAX NBT, Inc.	12	56
*Cosmax, Inc.	5,642	566,477
*Cosmecca Korea Co., Ltd.	2,815	75,140
*Cosmo AM&T Co., Ltd.	7,203	743,474
#*Cosmochemical Co., Ltd.	7,096	164,192
Coway Co., Ltd.	35,329	1,130,068
#COWELL FASHION Co., Ltd.	5,262	28,598
Cowintech Co., Ltd.	2,335	50,485
Creas F&C Co., Ltd.	304	1,992
#*Creative & Innovative System	8,534	56,681
Creverse, Inc.	8	98
*CS Bearing Co., Ltd.	3,034	20,241
CS Wind Corp.	5,344	180,831
*CTC BIO, Inc.	6,632	46,454
*CUBE ENTERTAINMENT, Inc.	1,428	15,205
Cuckoo Holdings Co., Ltd.	20	251
*Curexo, Inc.	2,592	25,180
D.I Corp.	5,934	28,120
*DA Technology Co., Ltd.	8,368	18,402
Dae Hwa Pharmaceutical Co., Ltd.	2,728	19,755
Dae Won Kang Up Co., Ltd.	30,087	112,947
*»Dae Yu Co., Ltd.	12	8
*Daea TI Co., Ltd.	15,514	34,921
Daechang Co., Ltd.	9,921	8,874
Daechang Forging Co., Ltd.	14,340	63,283
Daedong Corp.	70,191	639,258
Daeduck Electronics Co., Ltd.	47,029	695,398
*Daeho AL Co., Ltd.	19,963	15,210
*Dae-Il Corp.	23,844	90,217
Daejoo Co., Ltd.	32	39
Daejoo Electronic Materials Co., Ltd.	2,037	104,071
Daesang Corp.	8,367	123,162
Daesang Holdings Co., Ltd.	8,607	41,934
Daesung Energy Co., Ltd.	2,577	19,902
*Daesung Industrial Co., Ltd.	7,775	21,761
Daewon Media Co., Ltd.	4,232	34,469
Daewon Pharmaceutical Co., Ltd.	7,967	91,436
*Daewoo Electronic Components Co., Ltd.	24	24
#*Daewoo Engineering & Construction Co., Ltd.	78,490	228,400
Daewoong Pharmaceutical Co., Ltd.	949	70,197
Daihan Pharmaceutical Co., Ltd.	671	13,290
Daishin Securities Co., Ltd.	52	539

45

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Danal Co., Ltd.	42,079	$108,115
Daol Investment & Securities Co., Ltd.	19,631	55,599
#*Dawonsys Co., Ltd.	8,636	90,098
*»Dayou Plus Co., Ltd.	160	81
DB Financial Investment Co., Ltd.	4,025	11,370
DB HiTek Co., Ltd.	18,511	663,383
DB Insurance Co., Ltd.	58,140	3,784,018
*Dentis Co., Ltd.	897	5,758
Dentium Co., Ltd.	2,981	240,811
*Devsisters Co., Ltd.	649	23,258
*Dexter Studios Co., Ltd.	1,520	7,316
DGB Financial Group, Inc.	171,107	995,817
DI Dong Il Corp.	4,062	79,553
Digital Daesung Co., Ltd.	20	84
*DK Tech Co., Ltd.	3,618	21,297
DL E&C Co., Ltd.	656	16,636
#DL Holdings Co., Ltd.	7,099	223,396
DNF Co., Ltd.	3,533	47,297
Dohwa Engineering Co., Ltd.	9,853	55,957
Dong-A Hwasung Co., Ltd.	2,619	13,865
Dong-A ST Co., Ltd.	2,674	109,886
Dongjin Semichem Co., Ltd.	14,090	312,462
Dongkoo Bio & Pharma Co., Ltd.	24	85
*Dongkuk CM Co., Ltd.	6,274	32,008
Dongkuk Holdings Co., Ltd.	10,572	67,398
Dongkuk Industries Co., Ltd.	20,697	67,353
*Dongkuk Steel Mill Co., Ltd.	32,931	256,270
*Dongkuk Structures & Construction Co., Ltd.	12,508	25,284
Dongsung Chemical Co., Ltd.	9,738	29,599
Dongsung Finetec Co., Ltd.	6,350	53,365
#*Dongwha Enterprise Co., Ltd.	1,459	66,438
Dongwha Pharm Co., Ltd.	26,674	191,382
Dongwon F&B Co., Ltd.	20	431
Dongwon Systems Corp.	8	168
Dongwoon Anatech Co., Ltd.	3,919	45,558
Dongyang E&P, Inc.	3,207	43,811
*Dongyang Steel Pipe Co., Ltd.	13,344	7,262
Doosan Bobcat, Inc.	31,573	905,893
Doosan Co., Ltd.	4,278	235,669
*Doosan Enerbility Co., Ltd.	174,219	1,731,161
Doosan Tesna, Inc.	4,112	136,250
#Douzone Bizon Co., Ltd.	2,783	56,256
*Dream Security Co., Ltd.	16,163	36,741
Dreamtech Co., Ltd.	11,638	89,705
*DRTECH Corp.	17,337	48,460
*DSK Co., Ltd.	24	89
Dual Co., Ltd.	4,865	10,843
Duckshin Housing Co., Ltd.	11,510	15,911
*Duk San Neolux Co., Ltd.	2,564	73,282
*Duksan Hi-Metal Co., Ltd.	11,772	52,124
*Duksan Techopia Co., Ltd.	1,546	21,235
Duksung Co., Ltd.	4,646	17,579
DY Corp.	9,953	40,238
DY POWER Corp.	6,511	56,406
DYPNF Co., Ltd.	1,375	18,723
*»E Investment&Development Co., Ltd.	16,368	12,653
E1 Corp.	615	26,730
Eagon Industrial, Ltd.	8	40

46

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Easy Holdings Co., Ltd.	17,331	$32,980
Echo Marketing, Inc.	5,574	41,272
*Eco&Dream Co., Ltd.	1,623	22,821
Ecoplastic Corp.	15,095	57,226
#Ecopro BM Co., Ltd.	17,424	2,531,257
#Ecopro Co., Ltd.	6,746	3,096,901
Ecopro HN Co., Ltd.	4,366	186,207
*EG Corp.	1,480	11,452
Elentec Co., Ltd.	11,522	72,516
E-MART, Inc.	10,838	583,409
*EMRO, Inc.	1,611	65,845
EM-Tech Co., Ltd.	2,123	78,047
ENF Technology Co., Ltd.	6,994	97,048
#Eo Technics Co., Ltd.	3,471	358,010
*Eubiologics Co., Ltd.	7,203	51,094
Eugene Investment & Securities Co., Ltd.	41,125	122,564
Eugene Technology Co., Ltd.	2,924	82,380
*EV Advanced Material Co., Ltd.	13,647	31,881
*Exem Co., Ltd.	16,842	25,066
#F&F Co., Ltd.	6,931	479,327
FarmStory Co., Ltd.	30,775	36,961
Fila Holdings Corp.	15,374	406,960
Fine Semitech Corp.	1,408	18,067
*FINETEK Co., Ltd.	64	43
#Foosung Co., Ltd.	16,812	123,985
*FutureChem Co., Ltd.	1,811	11,264
Galaxia Moneytree Co., Ltd.	4,941	15,695
*GAMSUNG Corp. Co., Ltd.	29,165	82,061
Gaon Cable Co., Ltd.	436	5,127
*GemVax & Kael Co., Ltd.	3,302	34,694
*GeneOne Life Science, Inc.	28,374	59,456
*Genexine, Inc.	21,860	127,384
*Genie Music Corp.	8,010	17,200
Genohco, Inc.	1,313	14,875
*Genome & Co.	1,292	10,906
*Giantstep, Inc.	2,069	13,726
Global Standard Technology Co., Ltd.	4,510	67,455
*Global Tax Free Co., Ltd.	6,840	28,109
GOLFZON Co., Ltd.	1,210	77,946
*»Good People Co., Ltd.	80	6
Gradiant Corp.	3,267	26,101
*Grand Korea Leisure Co., Ltd.	8,977	103,758
Green Chemical Co., Ltd.	1,728	7,421
Green Cross Corp.	1,408	100,084
GS Engineering & Construction Corp.	27,147	264,525
*GS Global Corp.	21,552	35,586
GS Holdings Corp.	20,179	588,688
GS Retail Co., Ltd.	9,350	168,231
HAESUNG DS Co., Ltd.	4,491	146,979
Haitai Confectionery & Foods Co., Ltd.	16	60
Han Kuk Carbon Co., Ltd.	52,652	444,046
Hana Financial Group, Inc.	155,227	4,505,497
Hana Materials, Inc.	3,103	108,790
#Hana Micron, Inc.	17,131	308,867
*Hana Technology Co., Ltd.	726	35,210
*Hanall Biopharma Co., Ltd.	9,097	197,021
*Hancom, Inc.	9,566	82,801
Hanil Feed Co., Ltd.	3,235	10,827

47

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hanil Holdings Co., Ltd.	991	$8,108
Hanjin Kal Corp.	2,702	85,328
Hankook Tire & Technology Co., Ltd.	72,712	2,056,642
Hanmi Pharm Co., Ltd.	3,229	674,228
Hanmi Science Co., Ltd.	1,586	37,168
Hanmi Semiconductor Co., Ltd.	26,993	1,049,300
HanmiGlobal Co., Ltd.	5,409	87,109
Hannong Chemicals, Inc.	2,921	22,104
Hanon Systems	20,561	104,742
Hansae Yes24 Holdings Co., Ltd.	16	56
Hanshin Construction Co., Ltd.	16	83
Hanshin Machinery Co.	5,476	16,381
#Hansol Chemical Co., Ltd.	9,130	1,015,383
Hansol Holdings Co., Ltd.	36	71
*Hansol IONES Co., Ltd.	32	198
Hansol Paper Co., Ltd.	11,142	82,335
Hansol Technics Co., Ltd.	18,436	81,904
Hanssem Co., Ltd.	1,340	48,667
*Hansung Cleantech Co., Ltd.	6,443	11,020
Hanwha Aerospace Co., Ltd.	15,396	1,151,380
Hanwha Corp.	16,966	278,883
*Hanwha Galleria Corp.	112,989	84,331
*Hanwha General Insurance Co., Ltd.	18,106	55,570
*Hanwha Investment & Securities Co., Ltd.	26,866	45,654
*Hanwha Life Insurance Co., Ltd.	60,204	123,479
#*Hanwha Ocean Co., Ltd.	43,381	758,055
*Hanwha Solutions Corp.	38,261	811,653
Hanwha Systems Co., Ltd.	17,089	160,698
*Hanyang Digitech Co., Ltd.	2,717	24,745
Hanyang Eng Co., Ltd.	6,463	67,236
Hanyang Securities Co., Ltd.	12	82
Harim Co., Ltd.	38,646	79,120
Harim Holdings Co., Ltd.	17,701	86,634
HB SOLUTION Co., Ltd.	11,438	40,059
HD Hyundai Co., Ltd.	27,207	1,156,330
HD Hyundai Construction Equipment Co., Ltd.	8,670	285,672
HD Hyundai Electric Co., Ltd.	9,445	524,508
HD Hyundai Energy Solutions Co., Ltd.	2,363	38,142
*HD Hyundai Heavy Industries Co., Ltd.	211	15,951
HD Hyundai Infracore Co., Ltd.	78,516	388,932
*HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	25,236	1,687,321
HDC Hyundai Engineering Plastics Co., Ltd.	16	48
Heerim Architects & Planners	5,344	32,051
*Helixmith Co., Ltd.	16,943	51,059
*Heungkuk Fire & Marine Insurance Co., Ltd.	120	271
#*HFR, Inc.	5,691	77,661
#Hite Jinro Co., Ltd.	12,426	195,515
*HJ Shipbuilding & Construction Co., Ltd.	126	313
HL Holdings Corp.	6,281	148,125
HL Mando Co., Ltd.	21,469	520,610
*HLB Biostep Co., Ltd.	7,910	14,671
#*HLB Life Science Co., Ltd.	7,492	49,427
*HLB Pharmaceutical Co., Ltd.	4,572	40,353
*HLB Therapeutics Co., Ltd.	16,729	45,769
*HLB, Inc.	35,358	757,924
HMM Co., Ltd.	136,189	1,469,234
Home Center Holdings Co., Ltd.	11,803	9,439
*Homecast Co., Ltd.	19,294	67,644

48

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
#Hotel Shilla Co., Ltd.	15,047	$694,108
*HSD Engine Co., Ltd.	4,837	27,434
#*Hugel, Inc.	2,477	260,438
*Humax Co., Ltd.	33,521	68,628
Humedix Co., Ltd.	3,088	77,969
Huons Co., Ltd.	3,988	119,296
Husteel Co., Ltd.	31,665	107,265
Huvis Corp.	7,058	22,106
Huvitz Co., Ltd.	3,408	36,590
Hwa Shin Co., Ltd.	15,815	117,920
*Hwail Pharm Co., Ltd.	15,344	22,586
Hwangkum Steel & Technology Co., Ltd.	5,807	29,625
*HYBE Co., Ltd.	4,060	659,857
Hyosung Advanced Materials Corp.	1,361	359,762
Hyosung Corp.	2,919	127,519
*Hyosung Heavy Industries Corp.	2,480	313,454
Hyosung TNC Corp.	1,097	289,977
Hyundai Autoever Corp.	2,238	215,423
Hyundai BNG Steel Co., Ltd.	4,918	51,454
Hyundai Department Store Co., Ltd.	24,849	982,516
#Hyundai Elevator Co., Ltd.	9,152	292,745
Hyundai Engineering & Construction Co., Ltd.	46,921	1,160,388
HYUNDAI EVERDIGM Corp.	3,960	17,534
Hyundai Ezwel Co., Ltd.	8,662	39,637
Hyundai Glovis Co., Ltd.	9,593	1,215,329
Hyundai Marine & Fire Insurance Co., Ltd.	43,836	1,022,423
*Hyundai Mipo Dockyard Co., Ltd.	8,114	416,349
Hyundai Motor Co.	55,814	7,013,169
Hyundai Motor Securities Co., Ltd.	2,372	14,349
Hyundai Pharmaceutical Co., Ltd.	6,153	18,110
#*Hyundai Rotem Co., Ltd.	24,109	415,041
Hyundai Steel Co.	52,931	1,283,544
Hyundai Wia Corp.	10,953	454,162
HyVision System, Inc.	6,440	88,168
i3system, Inc.	1,533	30,364
ICD Co., Ltd.	2,346	12,073
*Icure Pharm, Inc.	12,451	16,622
*Il Dong Pharmaceutical Co., Ltd.	2,108	25,130
Iljin Diamond Co., Ltd.	707	6,250
Iljin Electric Co., Ltd.	9,517	88,084
Iljin Holdings Co., Ltd.	10,444	28,187
Iljin Power Co., Ltd.	5,303	40,247
*Ilshin Stone Co., Ltd.	52	37
ilShinbiobase Co., Ltd.	32	32
Ilyang Pharmaceutical Co., Ltd.	132	1,333
iMarketKorea, Inc.	1,965	11,378
InBody Co., Ltd.	5,127	81,809
Incross Co., Ltd.	2,788	20,251
Industrial Bank of Korea	14,376	118,900
INFAC Corp.	1,360	7,975
*Infinitt Healthcare Co., Ltd.	3,150	11,289
Innocean Worldwide, Inc.	311	10,040
InnoWireless Co., Ltd.	2,755	44,470
Innox Advanced Materials Co., Ltd.	7,376	145,548
*Innox Corp.	472	6,965
#*Insun ENT Co., Ltd.	11,509	60,930
*Insung Information Co., Ltd.	8,203	13,848
Intellian Technologies, Inc.	1,982	103,462

49

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Intelligent Digital Integrated Security Co., Ltd.	1,810	$27,876
*Interflex Co., Ltd.	5,488	38,929
Interojo Co., Ltd.	773	17,571
*iNtRON Biotechnology, Inc.	5,886	27,152
Inzi Controls Co., Ltd.	8,906	48,864
IS Dongseo Co., Ltd.	8,139	151,565
ISC Co., Ltd.	3,610	184,971
i-SENS, Inc.	5,166	87,978
ISU Chemical Co., Ltd.	14,361	125,900
*ISU Specialty Chemical	3,524	297,461
IsuPetasys Co., Ltd.	106,872	1,713,212
*ITCEN Co., Ltd.	20	52
*ITEK, Inc.	6,196	32,802
*Jaeyoung Solutec Co., Ltd.	100	39
*Jahwa Electronics Co., Ltd.	2,501	38,889
JASTECH, Ltd.	5,928	32,964
JB Financial Group Co., Ltd.	18,721	140,004
JC Chemical Co., Ltd.	10,235	50,548
Jeil Pharmaceutical Co., Ltd.	241	2,668
*Jeisys Medical, Inc.	22,955	178,806
*Jeju Semiconductor Corp.	18,269	53,702
Jin Yang Pharmaceutical Co., Ltd.	8	35
Jinsung T.E.C.	8,970	63,761
JLS Co., Ltd.	16	85
JNK Heaters Co., Ltd.	9,439	35,155
*JoyCity Corp.	5,356	9,359
#Jusung Engineering Co., Ltd.	18,037	327,873
JVM Co., Ltd.	2,624	50,613
JW Holdings Corp.	39	95
JW Life Science Corp.	16	149
JW Pharmaceutical Corp.	4,842	93,932
*JW Shinyak Corp.	18,081	29,922
JYP Entertainment Corp.	14,596	1,108,844
Kakao Corp.	64,721	1,811,450
#*Kakao Games Corp.	9,150	157,858
KakaoBank Corp.	43,453	584,285
*»Kanglim Co., Ltd.	40	11
Kangnam Jevisco Co., Ltd.	607	8,877
Kangwon Land, Inc.	36,679	398,416
KAON Group Co., Ltd.	5,333	23,100
KB Financial Group, Inc.	217,373	8,289,000
KC Tech Co., Ltd.	1,742	24,455
KCC Glass Corp.	415	12,445
KEC Corp.	102,120	94,593
*Kencoa Aerospace Co.	2,273	18,463
KEPCO Engineering & Construction Co., Inc.	1,918	74,274
KEPCO Plant Service & Engineering Co., Ltd.	6,363	153,592
*KEYEAST Co., Ltd.	2,920	13,362
KG Chemical Corp.	141,490	631,731
#KG DONGBUSTEEL	10,750	55,957
KG Eco Technology Service Co., Ltd.	11,696	96,128
*KG Mobility Co.	17,545	95,224
Kginicis Co., Ltd.	31,801	243,237
KGMobilians Co., Ltd.	10,905	38,313
#KH Vatec Co., Ltd.	11,685	124,676
*Kib Plug Energy	71,859	43,470
KINX, Inc.	1,694	106,616
KISWIRE, Ltd.	1,471	20,553

50

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
KIWOOM Securities Co., Ltd.	5,180	$308,756
*KNJ Co., Ltd.	2,727	32,287
*KNW Co., Ltd.	3,138	18,054
Koentec Co., Ltd.	8,104	43,204
Koh Young Technology, Inc.	16,182	131,800
Kolmar Korea Co., Ltd.	5,087	201,890
Kolon Corp.	2,870	33,725
Kolon Industries, Inc.	16,978	546,218
*Kolon Mobility Group Corp.	29	57
Kolon Plastic, Inc.	6,107	34,683
KoMiCo, Ltd.	78	2,556
Korea Aerospace Industries, Ltd.	26,809	877,389
Korea Arlico Pharm Co., Ltd.	18	79
*Korea Circuit Co., Ltd.	8,051	80,775
*Korea District Heating Corp.	4	68
*Korea Electric Power Corp.	108,731	1,362,207
#*Korea Electric Power Corp., Sponsored ADR	12,742	77,599
Korea Electric Terminal Co., Ltd.	3,020	141,100
Korea Electronic Certification Authority, Inc.	12	32
Korea Electronic Power Industrial Development Co., Ltd.	4,804	24,757
Korea Fuel-Tech Corp.	14,730	32,011
*Korea Gas Corp.	5,379	91,007
Korea Industrial Co., Ltd.	20	46
*Korea Information & Communications Co., Ltd.	2,085	13,014
Korea Information Certificate Authority, Inc.	10,395	32,712
Korea Investment Holdings Co., Ltd.	62,944	2,344,292
*Korea Line Corp.	16,532	20,442
Korea Movenex Co., Ltd.	20,934	137,953
Korea Parts & Fasteners Co., Ltd.	7,625	26,564
Korea Petrochemical Ind Co., Ltd.	1,937	228,186
Korea Petroleum Industries Co.	812	10,011
Korea United Pharm, Inc.	2,311	39,870
Korea Zinc Co., Ltd.	3,125	1,085,206
Korean Air Lines Co., Ltd.	109,195	1,657,471
Korean Drug Co., Ltd.	8	40
Korean Reinsurance Co.	3,435	22,560
*KOSES Co., Ltd.	2,359	15,161
*Kossen Co., Ltd.	4,344	14,152
*Krafton, Inc.	10,581	1,283,305
KSIGN Co., Ltd.	9,833	8,839
KSS LINE, Ltd.	11,253	65,574
*Kt alpha Co., Ltd.	3,764	15,022
KT&G Corp.	46,139	2,914,114
KTCS Corp.	21,186	55,610
Kukdo Chemical Co., Ltd.	4	116
Kukdong Oil & Chemicals Co., Ltd.	7,710	29,914
*»Kuk-il Paper Manufacturing Co., Ltd.	10,781	4,790
*Kukjeon Pharmaceutical Co., Ltd.	3,936	17,078
#*Kum Yang Co., Ltd.	6,313	410,412
Kumho Petrochemical Co., Ltd.	9,439	885,507
*Kumho Tire Co., Inc.	11,634	36,223
Kumkang Kind Co., Ltd.	13,811	54,403
Kwang Dong Pharmaceutical Co., Ltd.	6,373	34,872
Kwang Myung Electric Co., Ltd.	9,364	14,387
Kyobo Securities Co., Ltd.	1,026	3,688
Kyongbo Pharmaceutical Co., Ltd.	3,379	15,837
Kyung Dong Navien Co., Ltd.	1,649	58,485
Kyung Nong Corp.	8	56

51

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Kyungbang Co., Ltd.	720	$4,244
*Kyungchang Industrial Co., Ltd.	10,297	18,184
KyungDong City Gas Co., Ltd.	4	57
Kyungdong Pharm Co., Ltd.	1,260	5,878
L&C Bio Co., Ltd.	555	11,630
#L&F Co., Ltd.	8,602	830,551
*LabGenomics Co., Ltd.	68,870	167,260
*Lake Materials Co., Ltd.	11,444	95,582
*LB Semicon, Inc.	29,127	127,028
Lee Ku Industrial Co., Ltd.	9,150	24,695
LEENO Industrial, Inc.	3,811	387,999
LG Chem, Ltd.	14,239	4,638,969
LG Corp.	41,056	2,346,839
#*LG Display Co., Ltd.	143,793	1,297,869
LG Electronics, Inc.	69,257	5,112,675
LG H&H Co., Ltd.	3,625	846,831
LG HelloVision Co., Ltd.	21,844	53,617
LG Innotek Co., Ltd.	8,732	1,441,810
LG Uplus Corp.	133,513	999,457
LIG Nex1 Co., Ltd.	39,706	2,560,729
Lion Chemtech Co., Ltd.	24	58
»Lock & Lock Co., Ltd.	32	141
LOT Vacuum Co., Ltd.	4,775	71,773
Lotte Chemical Corp.	5,159	559,237
Lotte Chilsung Beverage Co., Ltd.	3,276	352,936
Lotte Corp.	3,742	72,039
Lotte Data Communication Co.	1,643	33,941
#Lotte Energy Materials Corp.	5,110	145,670
LOTTE Fine Chemical Co., Ltd.	23,804	987,023
*Lotte Non-Life Insurance Co., Ltd.	2,768	4,909
Lotte Shopping Co., Ltd.	958	51,143
Lotte Wellfood Co., Ltd.	215	18,148
LS Cable & System Asia, Ltd.	3,379	27,897
LS Corp.	11,400	660,931
LS Electric Co., Ltd.	22,831	1,081,918
*LVMC Holdings	50,951	78,848
LX Hausys, Ltd.	6,153	173,808
LX Holdings Corp.	1,201	6,003
LX INTERNATIONAL Corp.	25,266	464,892
LX Semicon Co., Ltd.	6,342	336,224
M.I.Tech Co., Ltd.	4,052	19,832
*M2N Co., Ltd.	5,590	12,169
Macquarie Korea Infrastructure Fund	173,245	1,541,894
MAKUS, Inc.	3,289	21,163
*Maniker Co., Ltd.	47	37
MCNEX Co., Ltd.	49,109	1,007,234
#Medytox, Inc.	1,866	283,931
Meerecompany, Inc.	1,588	28,925
MegaStudyEdu Co., Ltd.	2,418	110,825
Meritz Financial Group, Inc.	32,666	1,214,197
META BIOMED Co., Ltd.	7,218	19,561
*Mgame Corp.	5,517	24,469
MiCo, Ltd.	14,807	86,613
*Mirae Asset Life Insurance Co., Ltd.	108	404
Mirae Asset Securities Co., Ltd.	18,998	92,841
Miwon Commercial Co., Ltd.	4	488
Miwon Specialty Chemical Co., Ltd.	4	416
Mobase Electronics Co.,Ltd.	26,204	35,817

52

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Mobile Appliance, Inc.	16	$32
*Modetour Network, Inc.	3,332	39,326
Monalisa Co., Ltd.	20	38
MonAmi Co., Ltd.	16	34
Moorim P&P Co., Ltd.	2,206	4,998
Motrex Co., Ltd.	6,981	73,607
*mPlus Corp.	2,254	18,141
MS Autotech Co., Ltd.	21,594	81,864
Multicampus Co., Ltd.	4	92
*Myoung Shin Industrial Co., Ltd.	8,801	102,115
*Naintech Co., Ltd.	8,557	20,402
Namhae Chemical Corp.	17,054	89,529
*Namsun Aluminum Co., Ltd.	71,069	100,772
*Namu Tech Co., Ltd.	12	17
*Namuga Co., Ltd.	4,626	36,582
Namyang Dairy Products Co., Ltd.	10	3,413
*NanoenTek, Inc.	4,587	10,953
Nasmedia Co., Ltd.	1,584	23,340
*Nature & Environment Co., Ltd.	24,491	18,225
Nature Holdings Co., Ltd. (The)	7,461	119,604
NAVER Corp.	27,663	3,838,470
NCSoft Corp.	1,441	248,071
NeoPharm Co., Ltd.	703	12,909
*Neowiz	18,221	371,692
*Nepes Ark Corp.	3,507	45,183
*NEPES Corp.	12,106	141,986
*Neptune Co.	3,159	15,765
#*ΩNetmarble Corp.	7,779	222,331
New Power Plasma Co., Ltd.	7,514	27,262
Nexen Corp.	36	104
Nexen Tire Corp.	6,918	38,162
*Next Entertainment World Co., Ltd.	2,387	7,193
NEXTIN, Inc.	2,628	103,910
NH Investment & Securities Co., Ltd.	7,365	52,788
NHN KCP Corp.	11,482	68,269
NI Steel Co., Ltd.	4,637	19,536
Nice Information & Telecommunication, Inc.	1,719	25,965
NICE Total Cash Management Co., Ltd.	11,812	49,415
Nong Shim Holdings Co., Ltd.	177	8,584
Nong Woo Bio Co., Ltd.	8	44
NongShim Co., Ltd.	880	289,630
NOROO Paint & Coatings Co., Ltd.	7,131	48,049
NOVAREX Co., Ltd.	8,467	78,742
NPC	8,598	30,908
*Nuintek Co., Ltd.	28	21
Oceanbridge Co., Ltd.	2,191	17,732
*OCI Co., Ltd.	2,601	200,677
#OCI Holdings Co., Ltd.	5,744	413,825
ONEJOON Co., Ltd.	1,400	15,611
Openbase, Inc.	11,028	20,210
*Orbitech Co., Ltd.	7,405	17,710
Orion Corp.	13,168	1,168,062
Ottogi Corp.	682	189,115
»Paik Kwang Industrial Co., Ltd.	15,019	86,630
#Pan Ocean Co., Ltd.	220,102	700,780
Pan-Pacific Co., Ltd.	14,126	17,582
*Paradise Co., Ltd.	27,084	293,992
Park Systems Corp.	2,385	247,233

53

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Partron Co., Ltd.	19,143	$122,890
*Pearl Abyss Corp.	2,743	100,028
#People & Technology, Inc.	22,850	831,570
PHA Co., Ltd.	2,385	15,876
PharmaResearch Co., Ltd.	4,217	363,451
*PharmGen Science, Inc.	10,866	43,607
Philoptics Co., Ltd.	6,311	41,589
#PI Advanced Materials Co., Ltd.	4,317	78,314
#Poongsan Corp.	14,133	376,203
#Posco DX Co., Ltd.	15,157	550,480
#POSCO Future M Co., Ltd.	4,874	853,505
POSCO Holdings, Inc.	28,915	8,810,131
#POSCO Holdings, Inc., Sponsored ADR	3,374	258,145
Posco International Corp.	18,673	692,694
Posco M-Tech Co., Ltd.	2,692	42,257
POSCO Steeleon Co., Ltd.	3,634	127,004
*Power Logics Co., Ltd.	9,375	45,398
Protec Co., Ltd.	2,337	73,542
#PSK, Inc.	86,938	1,104,629
Puloon Technology, Inc.	5	28
Pungkuk Ethanol Co., Ltd.	8	62
QSI Co., Ltd.	1,528	10,047
#*Rainbow Robotics	1,312	136,975
*Ray Co., Ltd.	4,658	66,910
RFHIC Corp.	3,700	37,916
*RFsemi Technologies, Inc.	2,810	10,653
*RFTech Co., Ltd.	8,913	24,385
*Robostar Co., Ltd.	2,181	38,273
*Robotis Co., Ltd.	4	62
#S&S Tech Corp.	5,030	140,596
S-1 Corp.	36	1,455
Sajo Industries Co., Ltd.	4	116
Sajodaerim Corp.	493	10,185
*Sajodongaone Co., Ltd.	39,703	26,252
*Sam Chun Dang Pharm Co., Ltd.	2,302	104,656
Sambo Corrugated Board Co., Ltd.	12	76
Sambo Motors Co., Ltd.	13,542	52,040
*Sambu Engineering & Construction Co., Ltd.	503,000	962,760
Samchully Co., Ltd.	664	45,478
SAMHWA Paints Industrial Co., Ltd.	2,685	11,968
Samick Musical Instruments Co., Ltd.	84	64
Samick THK Co., Ltd.	3,119	22,956
Samil Pharmaceutical Co., Ltd.	8	37
Samji Electronics Co., Ltd.	16	88
Samjin Pharmaceutical Co., Ltd.	4,990	77,775
*Samkee EV Co., Ltd.	6,866	13,625
Sammok S-Form Co., Ltd.	1,594	17,940
SAMPYO Cement Co., Ltd.	5,382	12,274
*ΩSamsung Biologics Co., Ltd.	4,035	2,118,259
Samsung Electro-Mechanics Co., Ltd.	37,249	3,428,270
Samsung Electronics Co., Ltd.	1,690,157	83,722,560
Samsung Electronics Co., Ltd., Registered Shares, GDR	6,227	7,758,842
*Samsung Engineering Co., Ltd.	128,901	2,266,779
Samsung Fire & Marine Insurance Co., Ltd.	17,882	3,422,677
*Samsung Heavy Industries Co., Ltd.	217,855	1,100,123
Samsung Life Insurance Co., Ltd.	32,038	1,715,114
*Samsung Pharmaceutical Co., Ltd.	6,948	13,196
Samsung SDI Co., Ltd.	19,025	5,993,956

54

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Samsung SDS Co., Ltd.	14,889	$1,523,572
Samsung Securities Co., Ltd.	31,154	814,288
SAMT Co., Ltd.	27,743	52,074
Samwha Capacitor Co., Ltd.	4,104	98,760
Samyang Corp.	54	1,659
Samyang Foods Co., Ltd.	3,066	416,352
Samyang Packaging Corp.	8	89
*Samyoung Co., Ltd.	11,752	43,334
Sang-A Frontec Co., Ltd.	2,948	38,723
*Sangbo Corp.	14,118	17,436
Sangsangin Co., Ltd.	11,261	35,270
Sangsin Energy Display Precision Co., Ltd.	6,517	67,894
Saramin Co., Ltd.	12	169
*S-Connect Co., Ltd.	20,714	26,825
SD Biosensor, Inc.	21,005	149,930
*SDN Co., Ltd.	17,009	14,005
SeAH Besteel Holdings Corp.	6,827	109,946
SeAH Steel Corp.	814	74,194
SeAH Steel Holdings Corp.	859	127,207
#Seegene, Inc.	16,445	232,328
Segyung Hitech Co., Ltd.	1,413	10,619
Sejin Heavy Industries Co., Ltd.	9,184	29,921
Sejong Industrial Co., Ltd.	9,668	37,439
*Sekonix Co., Ltd.	11,220	49,929
*Selvas AI, Inc.	5,757	71,187
Seobu T&D	9,396	51,205
Seohan Co., Ltd.	8,910	5,977
#Seojin System Co., Ltd.	11,455	141,560
Seoul Auction Co., Ltd.	3,228	21,320
Seoul City Gas Co., Ltd.	459	20,290
Seoul Semiconductor Co., Ltd.	9,691	72,186
Seowon Co., Ltd.	40	38
Seoyon Co., Ltd.	15,200	74,506
Seoyon E-Hwa Co., Ltd.	8,383	88,451
*»Sewon E&C Co., Ltd.	45,103	8,483
SFA Engineering Corp.	5,560	114,654
*SFA Semicon Co., Ltd.	18,314	63,937
SGC Energy Co., Ltd.	1,661	33,145
SH Energy & Chemical Co., Ltd.	124	68
Shin Heung Energy & Electronics Co., Ltd.	7,540	203,497
Shindaeyang Paper Co., Ltd.	6,103	24,718
Shinhan Financial Group Co., Ltd.	218,430	5,620,260
#Shinhan Financial Group Co., Ltd., Sponsored ADR	24,858	633,630
Shinil Electronics Co., Ltd.	14,424	19,662
Shinsegae Food Co., Ltd.	4	106
Shinsegae Information & Communication Co., Ltd.	2,950	24,617
Shinsegae International, Inc.	7,474	86,110
#Shinsegae, Inc.	5,411	676,300
Shinsung Delta Tech Co., Ltd.	7,216	205,439
*Shinsung E&G Co., Ltd.	35,777	48,478
Shinsung Tongsang Co., Ltd.	112	172
Shinwon Corp.	13,512	13,607
*SHOWBOX Corp.	9,356	18,912
*Signetics Corp.	34,920	25,856
#SIMMTECH Co., Ltd.	11,614	282,922
#*SK Biopharmaceuticals Co., Ltd.	6,705	374,334
*SK Bioscience Co., Ltd.	6,046	271,288
SK D&D Co., Ltd.	2,616	53,170

55

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
SK Discovery Co., Ltd.	1,465	$40,081
SK Gas, Ltd.	4	438
SK Hynix, Inc.	225,938	19,456,214
*ΩSK IE Technology Co., Ltd.	5,036	221,121
*SK Innovation Co., Ltd.	34,488	3,120,532
SK Networks Co., Ltd.	95,861	395,354
*SK oceanplant Co., Ltd.	6,558	77,887
SK Securities Co., Ltd.	183,506	78,264
SK Telecom Co., Ltd.	48,616	1,769,262
#SK Telecom Co., Ltd., ADR	586	11,872
SK, Inc.	19,416	2,041,444
#SKC Co., Ltd.	5,670	330,405
#SL Corp.	11,270	247,839
*SM Culture & Contents Co., Ltd.	8,384	11,441
SM Entertainment Co., Ltd.	3,453	257,719
*SM Life Design Group Co., Ltd.	36	49
SMCore, Inc.	16	60
*SMEC Co., Ltd.	8,117	21,336
SNT Motiv Co., Ltd.	612	18,285
S-Oil Corp.	24,491	1,204,104
Solid, Inc.	35,262	153,001
*SOLUM Co., Ltd.	21,876	468,118
Solus Advanced Materials Co., Ltd.	2,979	48,306
Songwon Industrial Co., Ltd.	85,619	1,084,066
Soosan Heavy Industries Co., Ltd.	15,441	22,375
#Soulbrain Co., Ltd.	949	163,021
SPC Samlip Co., Ltd.	4	192
SPG Co., Ltd.	1,586	31,707
Spigen Korea Co., Ltd.	368	8,297
ST Pharm Co., Ltd.	2,470	124,364
*Straffic Co., Ltd.	10,006	26,227
*Studio Dragon Corp.	1,416	51,217
*STX Heavy Industries Co., Ltd.	4,025	29,803
Suheung Co., Ltd.	8	168
*SU-Holdings Co., Ltd.	36,031	21,049
*Sukgyung AT Co., Ltd.	1,225	41,996
Sung Kwang Bend Co., Ltd.	10,494	104,742
*Sungchang Enterprise Holdings, Ltd.	13,825	18,027
Sungshin Cement Co., Ltd.	3,556	21,801
Sungwoo Hitech Co., Ltd.	43,425	253,370
SurplusGLOBAL, Inc.	6,984	15,022
SV Investment Corp.	7,486	9,611
*SY Co., Ltd.	16,868	72,940
*Synergy Innovation Co., Ltd.	12,152	24,699
*Synopex, Inc.	89,173	244,631
Systems Technology, Inc.	5,972	121,160
T&L Co., Ltd.	2,190	71,349
Tae Kyung Industrial Co., Ltd.	7,320	36,043
TAEKYUNG BK Co., Ltd.	20	93
*Taewoong Co., Ltd.	16	182
Taeyang Metal Industrial Co., Ltd.	8,154	18,294
Taeyoung Engineering & Construction Co., Ltd.	4,606	12,244
*Taihan Electric Wire Co., Ltd.	18,782	154,506
*Taihan Fiberoptics Co., Ltd.	12,425	11,914
TCC Steel	4,815	185,391
TechWing, Inc.	67,774	434,079
Telechips, Inc.	4,678	70,315
*TERA SCIENCE Co., Ltd.	31,673	43,714

56

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
TES Co., Ltd.	4,860	$70,603
TK Corp.	7,740	87,111
TKG Huchems Co., Ltd.	4,104	66,397
TLB Co., Ltd.	3,266	55,499
Tokai Carbon Korea Co., Ltd.	1,649	101,220
*Tongyang Life Insurance Co., Ltd.	80	260
*Top Engineering Co., Ltd.	5,868	23,506
Toptec Co., Ltd.	11,643	62,071
Tovis Co., Ltd.	4,956	62,420
Tplex Co., Ltd.	10,261	24,123
TS Corp.	22,532	50,551
TSE Co., Ltd.	4	105
*Tuksu Construction Co., Ltd.	2,213	11,470
TYM Corp.	149,991	549,743
UBCare Co., Ltd.	4,664	14,297
*Ubivelox, Inc.	1,743	19,204
Uni-Chem Co., Ltd.	26,713	33,585
Unick Corp.	5,811	20,696
*Unid Btplus Co., Ltd.	51	284
Unid Co., Ltd.	2,290	129,205
Union Materials Corp.	7,198	13,111
Union Semiconductor Equipment & Materials Co., Ltd.	14,237	72,737
Uniquest Corp.	3,674	13,765
*UniTest, Inc.	12,041	97,448
Unitrontech Co., Ltd.	8,260	23,852
UTI, Inc.	1,460	29,566
V One Tech Co., Ltd.	133	779
Value Added Technology Co., Ltd.	12	258
VICTEK Co., Ltd.	5,050	17,256
*»Vidente Co., Ltd.	15,266	28,146
Vieworks Co., Ltd.	1,966	42,798
*Vina Tech Co., Ltd.	1,319	39,407
Vitzro Tech Co., Ltd.	3,487	19,287
Vitzrocell Co., Ltd.	2,508	31,476
*VT Co., Ltd.	7,345	94,086
Webzen, Inc.	1,056	10,720
Wemade Co., Ltd.	1,168	33,945
*Wemade Max Co., Ltd.	1,980	15,218
Wiable Corp.	40	49
*Winpac, Inc.	68	66
*Won Tech Co., Ltd.	16,930	115,077
WONIK IPS Co., Ltd.	11,972	265,936
Wonik Materials Co., Ltd.	6,192	119,663
#Wonik QnC Corp.	8,902	155,227
Woojin, Inc.	5,593	33,337
*Woongjin Co., Ltd.	2,640	2,236
Woongjin Thinkbig Co., Ltd.	34,768	62,686
Woori Financial Group, Inc.	341,992	3,013,369
*Woori Technology, Inc.	31,549	29,784
Woorison F&G Co., Ltd.	16,768	19,244
Woory Industrial Co., Ltd.	1,595	16,605
Wooshin Systems Co., Ltd.	2,158	11,537
*Woosu AMS Co., Ltd.	15,309	25,051
Worldex Industry & Trading Co., Ltd.	32,342	531,630
Y G-1 Co., Ltd.	7,863	30,741
*YAS Co., Ltd.	1,483	9,246
Y-Entec Co., Ltd.	10,915	56,896
*Yest Co., Ltd.	1,421	13,941

57

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
YG Entertainment, Inc.	6,467	$262,884
*YG PLUS	16,688	51,774
*YIK Corp.	10,804	25,559
YMC Co., Ltd.	3,287	12,437
YMT Co., Ltd.	12	95
Yonwoo Co., Ltd.	4	45
Youlchon Chemical Co., Ltd.	1,556	32,317
Youngone Corp.	17,224	692,505
Youngone Holdings Co., Ltd.	12	695
Yuanta Securities Korea Co., Ltd.	38,921	68,156
Yuhan Corp.	15,880	674,919
*Yungjin Pharmaceutical Co., Ltd.	6,856	10,635
Zeus Co., Ltd.	3,663	77,163

TOTAL KOREA, REPUBLIC OF		341,655,477

KUWAIT — (0.6%)
A’ayan Leasing & Investment Co. KSCP	399,938	198,968
*Agility Public Warehousing Co. KSC	1,030,635	1,751,297
Al Ahli Bank of Kuwait KSCP	519,478	359,129
Al-Eid Food KSC	63,469	34,651
*Arabi Group Holding KSC	56,750	98,448
Boubyan Bank KSCP	644,586	1,220,247
Boursa Kuwait Securities Co. KPSC	12,658	70,865
Combined Group Contracting Co. SAK	69,453	94,459
Commercial Real Estate Co. KSC	129,631	41,165
Gulf Bank KSCP	1,073,227	821,692
Gulf Cables & Electrical Industries Group Co. KSCP	8,070	30,763
Humansoft Holding Co. KSC	19,569	192,181
Integrated Holding Co. KCSC	17,241	24,618
Jazeera Airways Co. KSCP	15,826	74,644
Kuwait Finance House KSCP	1,535,264	3,392,410
Kuwait International Bank KSCP	302,893	143,839
Kuwait Real Estate Co. KSC	474,382	243,666
Kuwait Telecommunications Co.	26,893	46,045
Mabanee Co. KPSC	115,246	307,149
Mezzan Holding Co. KSCC	67,157	108,475
Mobile Telecommunications Co. KSCP	1,244,467	1,933,738
National Bank of Kuwait SAKP	2,373,250	6,723,761
Salhia Real Estate Co. KSCP	17,745	22,988
Warba Bank KSCP	663,526	368,685

TOTAL KUWAIT		18,303,883

MALAYSIA — (1.6%)
#7-Eleven Malaysia Holdings BHD	600	247
#Able Global BHD	300	81
Aeon Co. M BHD	131,300	29,763
AFFIN Bank BHD	454	192
*AGMO HOLDINGS BHD	55,286	6,614
Alliance Bank Malaysia BHD	195,100	140,454
Allianz Malaysia BHD	100	336
AMMB Holdings BHD	1,071,500	859,089
#Ancom Nylex BHD	167,900	42,288
#Astro Malaysia Holdings BHD	393,100	34,240
Axiata Group BHD	779,800	356,798
Bank Islam Malaysia BHD	1,140	514
Batu Kawan BHD	200	860
#*Berjaya Corp. BHD	1,411,600	85,920
Berjaya Food BHD	427,200	60,971
Bermaz Auto BHD	541,700	284,238

58

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Beshom Holdings BHD	311	$64
Boustead Plantations BHD	371,100	113,717
British American Tobacco Malaysia BHD	6,800	13,416
*Bumi Armada BHD	1,912,500	220,773
#Bursa Malaysia BHD	236,400	336,899
#Cahya Mata Sarawak BHD	209,500	48,808
Carlsberg Brewery Malaysia BHD	6,300	26,313
CB Industrial Product Holding BHD	300	68
CELCOMDIGI BHD	529,600	470,187
CIMB Group Holdings BHD	3,121,736	3,741,235
#*Cypark Resources BHD	388,100	79,420
#D&O Green Technologies BHD	429,700	295,816
#*Dagang NeXchange BHD	1,165,700	106,429
Dayang Enterprise Holdings BHD	472,700	184,536
Dialog Group BHD	1,412,600	637,442
DRB-Hicom BHD	351,600	102,576
#Dufu Technology Corp. BHD	71,800	25,920
Duopharma Biotech BHD	541	135
Eco World Development Group BHD	451,300	95,669
#*Ekovest BHD	1,243,600	123,982
FAR East Holdings BHD	200	152
Formosa Prosonic Industries BHD	200	120
Fraser & Neave Holdings BHD	13,500	73,953
Frontken Corp. BHD	623,800	416,347
Gamuda BHD	997,659	971,589
#Gas Malaysia BHD	200	138
#*Genetec Technology BHD	185,600	91,933
Genting BHD	1,156,800	978,467
Genting Malaysia BHD	2,152,600	1,093,355
Genting Plantations BHD	400	455
Globetronics Technology BHD	120,300	36,106
#*Greatech Technology BHD	101,700	98,616
*Guan Chong BHD	500	228
#HAP Seng Consolidated BHD	225,300	232,180
Hap Seng Plantations Holdings BHD	34,400	12,924
*Hartalega Holdings BHD	851,000	369,728
#Heineken Malaysia BHD	28,900	144,606
#*Hengyuan Refining Co. BHD	587,000	391,785
#Hiap Teck Venture BHD	555,000	48,342
Hibiscus Petroleum BHD	1,379,320	772,963
#Hong Leong Bank BHD	131,400	535,032
#Hong Leong Financial Group BHD	400	1,474
Hong Leong Industries BHD	100	189
Hup Seng Industries BHD	600	88
IGB BHD	606	275
IHH Healthcare BHD	273,800	344,800
#IJM Corp. BHD	1,058,300	422,032
#Inari Amertron BHD	3,885,800	2,324,385
IOI Corp. BHD	399,500	329,528
#IOI Properties Group BHD	58,800	22,831
#*Iskandar Waterfront City BHD	228,500	29,495
#*JAKS Resources BHD	641,500	26,255
Jaya Tiasa Holdings BHD	192,000	34,656
#*JHM Consolidation BHD	30,600	4,688
Kenanga Investment Bank BHD	92,900	16,574
#Kim Loong Resources BHD	500	197
*KNM Group BHD	8,500	178
Kossan Rubber Industries BHD	713,000	202,025

59

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#KPJ Healthcare BHD	890,200	$239,156
#Kretam Holdings BHD	900	116
#*KSL Holdings BHD	186,600	42,298
Kuala Lumpur Kepong BHD	287,400	1,325,858
LBS Bina Group BHD	118,100	12,766
#Leong Hup International BHD	7,000	918
Lii Hen Industries BHD	300	61
#LPI Capital BHD	300	754
Magni-Tech Industries BHD	300	124
#Magnum BHD	1,800	404
Mah Sing Group BHD	853,800	146,944
Malakoff Corp. BHD	5,700	706
#Malayan Banking BHD	2,304,366	4,362,553
Malayan Flour Mills BHD	18,200	2,445
Malaysia Airports Holdings BHD	477,718	740,967
Malaysia Building Society BHD	1,213,000	184,579
Malaysian Pacific Industries BHD	6,900	37,277
#Malaysian Resources Corp. BHD	1,161,045	104,785
Matrix Concepts Holdings BHD	144,850	46,819
Maxis BHD	206,600	171,715
Mega First Corp. BHD	26,900	19,535
Mi Technovation BHD	114,200	40,987
MISC BHD	104,200	158,558
MKH BHD	500	147
MNRB Holdings BHD	400	100
MPHB Capital BHD	500	112
ΩMR DIY Group M BHD	1,071,900	332,965
#*Muhibbah Engineering M BHD	400	58
#My EG Services BHD	5,017,041	821,344
#Nestle Malaysia BHD	7,700	200,076
Padini Holdings BHD	36,300	30,095
#Paramount Corp. BHD	500	96
#Perak Transit BHD	96,100	24,002
#Petron Malaysia Refining & Marketing BHD	100	95
#Petronas Chemicals Group BHD	543,800	837,757
Petronas Dagangan BHD	43,100	206,793
Petronas Gas BHD	33,500	120,936
#PIE Industrial BHD	200	130
#Press Metal Aluminium Holdings BHD	1,303,800	1,346,352
Public Bank BHD	6,473,700	5,652,344
QL Resources BHD	287,800	334,040
Ranhill Utilities BHD	921	112
RGB International BHD	481,700	31,847
RHB Bank BHD	1,083,124	1,268,513
#Sam Engineering & Equipment M BHD	32,800	29,809
*Sapura Energy BHD	523,900	5,498
#Sarawak Oil Palms BHD	449	240
Scientex BHD	1,900	1,456
Sime Darby BHD	1,416,500	680,824
Sime Darby Plantation BHD	479,042	436,361
Sime Darby Property BHD	1,421,500	183,487
SKP Resources BHD	442,100	73,304
#SP Setia BHD Group	969,400	170,909
#Sports Toto BHD	2,016	614
Sunway BHD	571,117	221,758
Syarikat Takaful Malaysia Keluarga BHD	32,360	24,994
#Ta Ann Holdings BHD	27,100	19,055
Taliworks Corp. BHD	600	100

60

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Telekom Malaysia BHD	591,914	$629,868
#Tenaga Nasional BHD	1,017,000	2,113,191
#Thong Guan Industries BHD	25,800	9,855
TIME dotCom BHD	572,000	638,690
#*Top Glove Corp. BHD	3,648,500	555,182
*Tropicana Corp. BHD	400	102
#TSH Resources BHD	101,200	20,391
#Uchi Technologies BHD	46,400	33,599
UEM Edgenta BHD	300	64
#UEM Sunrise BHD	747,700	124,760
UMW Holdings BHD	208,100	211,834
#Unisem M BHD	86,400	53,677
United Malacca BHD	200	213
#United Plantations BHD	9,900	35,074
UOA Development BHD	400	142
*UWC BHD	42,100	32,252
#*Velesto Energy BHD	1,816,400	97,215
ViTrox Corp. BHD	400	578
VS Industry BHD	954,100	178,224
#WCT Holdings BHD	424,410	45,875
Wellcall Holdings BHD	700	226
Westports Holdings BHD	110,200	77,715
Yinson Holdings BHD	477,200	245,386
*YNH Property BHD	500	535
YTL Corp. BHD	1,914,000	586,513
YTL Power International BHD	1,051,500	465,666

TOTAL MALAYSIA		45,408,174

MEXICO — (2.3%)
#Alpek SAB de CV	177,982	104,602
*Alsea SAB de CV	500,200	1,658,005
America Movil SAB de CV, ADR	344,635	5,720,941
America Movil SAB de CV, Class B	3,614,166	2,984,945
Arca Continental SAB de CV	251,780	2,256,299
ΩBanco del Bajio SA	447,397	1,360,307
#Becle SAB de CV	183,370	324,018
Bolsa Mexicana de Valores SAB de CV	211,956	329,563
*Cemex SAB de CV	1,984,366	1,186,025
*Cemex SAB de CV, Sponsored ADR	480,629	2,869,355
Cia Minera Autlan SAB de CV, Class B	500	288
Coca-Cola Femsa SAB de CV	122,720	931,701
Coca-Cola Femsa SAB de CV, Sponsored ADR	10,498	798,058
Consorcio ARA SAB de CV	25,100	4,602
#Corp Inmobiliaria Vesta SAB de CV	363,417	1,138,182
El Puerto de Liverpool SAB de CV	38,031	193,368
Fomento Economico Mexicano SAB de CV	306,070	3,455,897
Fomento Economico Mexicano SAB de CV, Sponsored ADR	20,539	2,329,328
GCC SAB de CV	15,300	136,330
Genomma Lab Internacional SAB de CV, Class B	528,792	393,086
Gentera SAB de CV	750,622	794,155
Gruma SAB de CV, Class B	70,813	1,231,745
Grupo Aeroportuario del Centro Norte SAB de CV	78,261	599,150
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	7,489	458,102
Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,200	247,183
#Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	26,580	3,094,709
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,525	162,563
#Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	6,420	1,388,068
Grupo Bimbo SAB de CV, Class A	751,018	3,044,342
Grupo Carso SAB de CV, Class A1	340,325	2,178,472

61

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
Grupo Comercial Chedraui SA de CV	58,185	$338,481
Grupo Financiero Banorte SAB de CV, Class O	1,027,930	8,316,024
*Grupo Financiero Inbursa SAB de CV, Class O	564,650	1,163,830
Grupo Herdez SAB de CV	17,731	40,249
Grupo Hotelero Santa Fe SAB de CV	600	128
Grupo Industrial Saltillo SAB de CV	600	889
Grupo Mexico SAB de CV, Class B	1,115,300	4,625,409
Grupo Rotoplas SAB de CV	14,907	20,041
*Grupo Simec SAB de CV, Class B	100	1,061
*ΩGrupo Traxion SAB de CV	14,276	21,114
#*Hoteles City Express SAB de CV	21,900	6,599
#*Industrias Penoles SAB de CV	46,742	516,484
Kimberly-Clark de Mexico SAB de CV, Class A	564,337	1,032,831
La Comer SAB de CV	82,659	164,650
Medica Sur SAB de CV, Class B	100	236
Megacable Holdings SAB de CV	208,328	407,932
*Minera Frisco SAB de CV	600	77
*ΩNemak SAB de CV	922,632	163,542
Operadora De Sites Mexicanos SAB de CV	58,000	49,509
Orbia Advance Corp. SAB de CV	428,737	694,890
*Organizacion Cultiba SAB de CV	200	123
*Organizacion Soriana SAB de CV, Class B	600	1,034
Promotora y Operadora de Infraestructura SAB de CV	279,372	2,299,136
Promotora y Operadora de Infraestructura SAB de CV, Class L	80	456
Qualitas Controladora SAB de CV	66,600	549,792
Regional SAB de CV	39,300	297,455
Vitro SAB de CV, Class A	100	115
Wal-Mart de Mexico SAB de CV	1,331,868	4,765,893

TOTAL MEXICO		66,851,369

PERU — (0.1%)
*Aenza SAA	581	1,336
Cementos Pacasmayo SAA, ADR	561	2,805
#Cia de Minas Buenaventura SAA, Sponsored ADR	27,834	225,455
Credicorp, Ltd.	15,519	1,939,255
Intercorp Financial Services, Inc.	1,658	31,137

TOTAL PERU		2,199,988

PHILIPPINES — (0.6%)
*8990 Holdings, Inc.	2,200	350
Aboitiz Equity Ventures, Inc.	20,400	16,467
Aboitiz Power Corp.	56,500	35,798
ACEN Corp.	714,150	66,708
Alliance Global Group, Inc.	16,500	3,082
Apex Mining Co., Inc.	937,000	42,606
Asia United Bank Corp.	200	157
*Atlas Consolidated Mining & Development Corp.	20,700	1,131
Ayala Corp.	79,900	852,652
Ayala Land, Inc.	2,108,100	1,034,730
*AyalaLand Logistics Holdings Corp.	2,000	60
Bank of the Philippine Islands	392,374	694,987
BDO Unibank, Inc.	1,802,100	4,049,485
Belle Corp.	5,000	104
*Bloomberry Resorts Corp.	131,000	21,033
Cebu Landmasters, Inc.	49,952	2,227
Century Pacific Food, Inc.	213,800	105,506
China Banking Corp.	21,900	11,676
COL Financial Group, Inc.	2,000	100
*Converge Information and Communications Technology Solutions, Inc.	126,500	18,661

62

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
D&L Industries, Inc.	293,700	$33,128
DMCI Holdings, Inc.	773,200	124,960
DoubleDragon Corp.	67,100	8,042
East West Banking Corp.	4,900	763
Emperador, Inc.	5,300	1,943
Filinvest Land, Inc.	407,000	4,376
First Gen Corp.	1,200	382
First Philippine Holdings Corp.	1,010	1,073
Global Ferronickel Holdings, Inc.	3,000	136
Globe Telecom, Inc.	18,246	565,967
GT Capital Holdings, Inc.	40,180	388,770
*Integrated Micro-Electronics, Inc.	10,100	621
International Container Terminal Services, Inc.	410,240	1,454,711
JG Summit Holdings, Inc.	20,210	13,090
Jollibee Foods Corp.	202,790	732,674
LT Group, Inc.	4,300	671
Manila Electric Co.	21,780	136,269
Max’s Group, Inc.	500	35
Megaworld Corp.	2,642,000	92,195
Metropolitan Bank & Trust Co.	575,510	530,475
Nickel Asia Corp.	504,300	48,439
Petron Corp.	5,000	288
*Philippine National Bank	500	164
Philippine Savings Bank	80	78
*Philippine Seven Corp.	720	964
Philippine Stock Exchange, Inc. (The)	40	119
*Phoenix Petroleum Philippines, Inc.	300	32
PLDT, Inc.	38,450	819,959
PLDT, Inc., Sponsored ADR	2,505	54,659
*»PNB Holdings Corp.	78	105
Premium Leisure Corp.	10,000	104
Puregold Price Club, Inc.	7,000	3,343
Rizal Commercial Banking Corp.	1,000	412
Robinsons Land Corp.	559,600	137,484
Robinsons Retail Holdings, Inc.	52,350	37,828
San Miguel Corp.	173,420	321,227
San Miguel Food and Beverage, Inc.	1,320	1,184
Security Bank Corp.	109,440	148,518
Semirara Mining & Power Corp.	1,202,700	614,704
Shakey’s Pizza Asia Ventures, Inc.	600	98
*Shell Pilipinas Corp.	500	113
SM Investments Corp.	69,155	976,263
SM Prime Holdings, Inc.	2,786,500	1,473,299
*Top Frontier Investment Holdings, Inc.	80	134
Union Bank of the Philippines	1,545	1,620
Universal Robina Corp.	196,720	378,948
Vistamalls, Inc.	2,000	85
Wilcon Depot, Inc.	134,800	47,040

TOTAL PHILIPPINES		16,115,012

POLAND — (0.9%)
*11 bit studios SA	213	30,783
AB SA	48	761
*Agora SA	40	88
*Alior Bank SA	87,581	1,375,442
*ΩAllegro.eu SA	93,339	667,815
*Amica SA	4	68
*AmRest Holdings SE	12,097	76,647
Apator SA	66	232

63

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
Arctic Paper SA	4,173	$17,587
ASBISc Enterprises PLC	12,645	86,360
Asseco Poland SA	6,497	118,793
Asseco South Eastern Europe SA	1,016	11,091
Auto Partner SA	3,128	17,704
Bank Handlowy w Warszawie SA	1,041	21,319
*Bank Millennium SA	71,070	123,453
*Bank Ochrony Srodowiska SA	92	202
Bank Polska Kasa Opieki SA	96,367	2,920,282
Benefit Systems SA	97	41,088
Budimex SA	663	73,946
Bumech SA	20,387	134,107
*CCC SA	19,589	185,012
CD Projekt SA	28,892	719,900
*CI Games SA	35,879	25,415
#Cognor Holding SA	46,003	90,718
ComArch SA	4	142
*Cyfrowy Polsat SA	62,954	195,928
Develia SA	904	1,061
*ΩDino Polska SA	18,917	1,788,900
Dom Development SA	979	36,381
Echo Investment SA	274	280
*Enea SA	14,739	25,515
Eurocash SA	34,316	114,007
*Fabryki Mebli Forte SA	42	187
Globe Trade Centre SA	320	399
*Grenevia SA	724	516
*Grupa Azoty SA	28,639	149,515
Grupa Kety SA	2,811	473,614
*ING Bank Slaski SA	184	9,541
Inter Cars SA	134	18,125
KGHM Polska Miedz SA	62,489	1,664,545
LPP SA	450	1,448,030
Lubelski Wegiel Bogdanka SA	5,563	48,581
*mBank SA	6,561	809,304
Mirbud SA	15,022	27,734
Mo-BRUK SA	168	11,163
Neuca SA	136	24,528
*NEWAG SA	56	276
Orange Polska SA	351,180	650,358
ORLEN SA	277,716	4,382,561
*PGE Polska Grupa Energetyczna SA	360,780	624,816
*PKP Cargo SA	64	233
Polski Holding Nieruchomosci SA	20	58
*Powszechna Kasa Oszczednosci Bank Polski SA	270,558	2,794,182
Powszechny Zaklad Ubezpieczen SA	202,024	2,282,478
*Santander Bank Polska SA	4,925	533,405
*Tauron Polska Energia SA	314,711	276,250
TEN Square Games SA	1,955	36,952
Text SA	4,959	133,448
Tim SA	84	955
VRG SA	394	286
Warsaw Stock Exchange	2,512	23,308
Wirtualna Polska Holding SA	663	16,898
*Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	12	122

TOTAL POLAND		25,343,395

QATAR — (0.8%)
Aamal Co.	109,320	24,650

64

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
QATAR — (Continued)
Al Khaleej Takaful Group QSC	79,289	$65,961
Al Meera Consumer Goods Co. QSC	4,232	14,970
*Baladna	465,359	143,276
Barwa Real Estate Co.	350,542	243,579
Commercial Bank PSQC (The)	1,552,593	2,185,826
Doha Bank QPSC	274,382	114,169
Gulf International Services QSC	669,057	503,492
Gulf Warehousing Co.	81,234	66,107
Industries Qatar QSC	358,519	1,203,269
*Lesha Bank LLC	540,451	204,543
Mannai Corp. QSC	40,482	41,827
Masraf Al Rayan QSC	3,390,780	1,955,682
*Mazaya Real Estate Development QPSC	318,859	52,545
Medicare Group	12,037	17,819
Mesaieed Petrochemical Holding Co.	158,771	69,334
Ooredoo QPSC	347,360	943,529
Qatar Aluminum Manufacturing Co.	1,930,140	656,280
Qatar Electricity & Water Co. QSC	21,847	99,245
Qatar Fuel QSC	130,959	534,123
Qatar Gas Transport Co., Ltd.	2,300,254	2,223,811
Qatar Industrial Manufacturing Co. QSC	12,733	10,492
*Qatar Insurance Co. SAQ	48,856	33,063
Qatar International Islamic Bank QSC	140,627	357,264
Qatar Islamic Bank SAQ	690,532	3,299,988
Qatar Islamic Insurance Group	108	259
Qatar National Bank QPSC	1,843,661	7,539,718
Qatar National Cement Co. QSC	252	243
*Salam International Investment, Ltd. QSC	412,661	67,549
United Development Co. QSC	838,337	224,032
Vodafone Qatar QSC	65,323	31,935

TOTAL QATAR		22,928,580

RUSSIAN FEDERATION — (0.0%)
*<»Gazprom PJSC, ADR	188,950	—
*<»Lenta International Co. PJSC, GDR	130	—
*<»LUKOIL PJSC, ADR	18,513	—
*<»Magnitogorsk Iron & Steel Works PJSC, GDR	3,750	—
*<»MMC Norilsk Nickel PJSC, ADR	310	—
*<»Mobile TeleSystems PJSC, Sponsored ADR	21,973	—
*<»Novatek PJSC, GDR	730	—
*<»Novolipetsk Steel PJSC, GDR	1,443	—
*<»PhosAgro PJSC, GDR	4,395	—
*<»Polyus PJSC, Class G, GDR	782	—
*<»Rosneft Oil Co. PJSC, GDR	8,144	—
*<»Rostelecom PJSC, ADR	1,736	—
*<»RusHydro PJSC, ADR	17,105	—
*<»Sberbank of Russia PJSC, ADR	98,183	—
*<»Severstal PAO, GDR	7,488	—
*<»Tatneft PJSC, ADR	12,527	—
*<»VTB Bank PJSC, GDR	59,710	—

TOTAL RUSSIAN FEDERATION		—

SAUDI ARABIA — (4.1%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	79,398	42,328
Abdullah Al Othaim Markets Co.	217,619	755,251
Abdullah Saad Mohammed Abo Moati Stationaries Co.	5,033	32,600
ACWA Power Co.	31,756	1,921,477
Advanced Petrochemical Co.	60,055	597,092
*Al Alamiya for Cooperative Insurance Co.	6,607	27,614

65

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Al Babtain Power & Telecommunication Co.	15,412	$76,493
Al Hammadi Holding	36,717	528,499
*Al Hassan Ghazi Ibrahim Shaker Co.	9,712	52,707
Al Jouf Agricultural Development Co.	6,068	71,006
*Al Jouf Cement Co.	24,665	76,133
*Al Kathiri Holding Co.	28,751	18,776
*Al Khaleej Training and Education Co.	12,872	66,769
Al Masane Al Kobra Mining Co.	25,444	357,421
Al Moammar Information Systems Co.	8,144	295,230
Al Rajhi Bank	696,836	12,463,401
*Al Rajhi Co. for Co-operative Insurance	530	21,021
*Al Yamamah Steel Industries Co.	8,886	49,740
*Al Abdullatif Industrial Investment Co.	7,447	28,545
Alamar Foods	5,672	201,383
Alandalus Property Co.	16,400	91,976
Alaseel Co.	57,151	65,200
Aldrees Petroleum and Transport Services Co.	51,124	1,602,565
*Al-Etihad Cooperative Insurance Co.	8,556	45,567
Alinma Bank	477,711	4,189,330
*AlJazira Takaful Ta’awuni Co.	15,528	59,354
AlKhorayef Water & Power Technologies Co.	6,159	224,584
*Allianz Saudi Fransi Cooperative Insurance Co.	13,519	57,873
*Allied Cooperative Insurance Group	5,465	16,665
Almarai Co. JSC	80,153	1,194,304
Almunajem Foods Co.	9,734	161,386
*Alujain Corp.	18,960	191,035
*Amana Cooperative Insurance Co.	6,775	19,106
Arab National Bank	334,264	2,116,993
*Arabia Insurance Cooperative Co.	12,740	42,788
Arabian Cement Co.	25,030	207,827
Arabian Centres Co., Ltd.	54,189	289,751
Arabian Contracting Services Co.	7,862	422,900
Arabian Internet & Communications Services Co.	9,459	788,670
*Arabian Pipes Co.	2,649	67,927
*Arabian Shield Cooperative Insurance Co.	12,351	60,379
Arriyadh Development Co.	57,155	304,696
Astra Industrial Group	3,266	79,221
Ataa Educational Co.	7,751	127,062
Baazeem Trading Co.	2,520	37,952
Bank AlBilad	235,720	2,337,345
*Bank Al-Jazira	321,582	1,402,357
Banque Saudi Fransi	115,974	1,108,239
Basic Chemical Industries, Ltd.	4,398	35,052
*Batic Investments and Logistic Co.	92,880	45,554
Bawan Co.	16,735	143,637
BinDawood Holding Co.	39,810	64,093
Bupa Arabia for Cooperative Insurance Co.	24,684	1,401,453
*Buruj Cooperative Insurance Co.	6,265	31,996
*Chubb Arabia Cooperative Insurance Co.	6,063	30,124
City Cement Co.	160,999	746,717
Co. for Cooperative Insurance (The)	33,418	1,076,046
Dallah Healthcare Co.	14,136	557,663
*Dar Al Arkan Real Estate Development Co.	305,863	1,231,083
Dr Sulaiman Al Habib Medical Services Group Co., Class H	34,937	2,346,765
*Dur Hospitality Co.	6,959	44,036
East Pipes Integrated Co. for Industry	3,921	65,218
Eastern Province Cement Co.	504	4,964
Electrical Industries Co.	286,520	160,383

66

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
*Emaar Economic City	184,350	$359,698
Etihad Etisalat Co.	269,022	3,305,767
*Fawaz Abdulaziz Al Hokair & Co.	21,724	112,338
Fitaihi Holding Group	33,875	25,463
*Gulf General Cooperative Insurance Co.	12,758	24,417
Gulf Insurance Group	8,175	63,956
*Gulf Union Cooperative Insurance Co.	11,588	39,104
Hail Cement Co.	20,139	61,196
*Halwani Brothers Co.	4,998	58,618
Herfy Food Services Co.	8,953	71,355
Jarir Marketing Co.	392,330	1,514,271
*Jazan Energy and Development Co.	9,596	33,150
L’Azurde Co. for Jewelry	11,812	38,412
Leejam Sports Co. JSC	14,657	600,095
Maharah Human Resources Co.	46,129	794,310
*Malath Cooperative Insurance Co.	8,019	38,860
*Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)	21,048	74,731
*Methanol Chemicals Co.	14,964	73,791
*Middle East Healthcare Co.	22,761	418,624
Middle East Paper Co.	29,280	213,848
*Middle East Specialized Cables Co.	10,296	43,911
Mobile Telecommunications Co.	440,884	1,621,761
Mouwasat Medical Services Co.	30,854	822,423
Nahdi Medical Co.	789	29,822
Najran Cement Co.	37,025	105,205
*Nama Chemicals Co.	5,670	45,416
*Naseej International Trading Co.	1,814	19,099
*National Agriculture Development Co. (The)	28,301	345,125
National Co. for Glass Industries (The)	6,659	55,202
National Co. for Learning & Education	5,210	136,930
National Gas & Industrialization Co.	20,433	315,896
*National Gypsum	5,220	28,023
*National Industrialization Co.	219,537	679,982
National Medical Care Co.	10,671	348,722
*National Metal Manufacturing & Casting Co.	7,935	33,672
Northern Region Cement Co.	31,324	85,499
Qassim Cement Co. (The)	64	1,071
*Rabigh Refining & Petrochemical Co.	171,370	460,446
*Raydan Food Co.	2,706	17,426
Riyad Bank	755,655	5,347,756
SABIC Agri-Nutrients Co.	116,695	4,161,902
Sahara International Petrochemical Co.	192,054	1,650,960
Saudi Airlines Catering Co.	21,618	601,588
*Saudi Arabian Amiantit Co.	1,690	16,848
*Saudi Arabian Cooperative Insurance Co.	5,164	17,261
*Saudi Arabian Mining Co.	402,878	3,865,979
ΩSaudi Arabian Oil Co.	954,622	8,473,428
Saudi Automotive Services Co.	16,625	252,592
Saudi Awwal Bank	490,832	4,376,354
Saudi Basic Industries Corp.	258,648	5,308,641
Saudi Cement Co.	120	1,590
Saudi Ceramic Co.	45,420	288,143
Saudi Chemical Co. Holding	232,124	247,493
*Saudi Co. For Hardware CJSC	3,523	25,026
Saudi Electricity Co.	167,477	794,618
*Saudi Ground Services Co.	44,259	343,893
*Saudi Industrial Development Co.	8,275	22,410
Saudi Industrial Investment Group	171,150	1,093,068

67

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Saudi Industrial Services Co.	48,662	$326,221
Saudi Investment Bank (The)	3,174	12,437
*Saudi Kayan Petrochemical Co.	333,719	941,131
Saudi Marketing Co.	11,465	61,120
Saudi National Bank (The)	1,022,861	9,147,294
*Saudi Paper Manufacturing Co.	6,670	65,160
*Saudi Pharmaceutical Industries & Medical Appliances Corp.	26,154	207,051
*Saudi Printing & Packaging Co.	9,279	34,577
*Saudi Public Transport Co.	29,553	127,772
*Saudi Real Estate Co.	60,306	192,254
*Saudi Reinsurance Co.	18,962	87,036
*Saudi Research & Media Group	1,192	44,800
*Saudi Steel Pipe Co.	6,245	55,432
Saudi Tadawul Group Holding Co.	10,670	472,693
Saudi Telecom Co.	728,544	7,457,109
*Saudi Vitrified Clay Pipe Co., Ltd.	3,377	36,006
Saudia Dairy & Foodstuff Co.	1,224	97,878
Savola Group (The)	134,383	1,303,855
*Seera Group Holding	84,583	532,082
*Sinad Holding Co.	29,056	78,999
Southern Province Cement Co.	2,729	29,606
*Tabuk Agriculture	7,340	27,117
*Tabuk Cement Co.	20,088	77,855
*Takween Advanced Industries Co.	7,911	27,750
Tanmiah Food Co.	2,840	65,860
Theeb Rent A Car Co.	12,622	205,230
*Umm Al-Qura Cement Co.	13,008	52,010
*United Co-operative Assurance Co.	10,206	23,940
United Electronics Co.	20,762	443,287
United International Transportation Co.	180,105	3,226,105
United Wire Factories Co.	5,407	35,195
*Walaa Cooperative Insurance Co.	20,142	93,634
*Wataniya Insurance Co.	7,424	31,702
Yamama Cement Co.	172	1,330
Yanbu Cement Co.	3,611	31,041
Yanbu National Petrochemical Co.	80,611	813,287
Zahrat Al Waha For Trading Co.	3,556	30,284
*Zamil Industrial Investment Co.	12,840	68,519

TOTAL SAUDI ARABIA		119,553,166

SOUTH AFRICA — (2.5%)
Absa Group, Ltd.	416,734	3,777,235
Adcock Ingram Holdings, Ltd.	6,616	19,107
Advtech, Ltd.	43,256	48,962
AECI, Ltd.	74,397	438,162
African Rainbow Minerals, Ltd.	32,395	265,389
Afrimat, Ltd.	15,883	43,988
Alexander Forbes Group Holdings, Ltd.	2,406	821
Altron, Ltd., Class A	77	35
Anglo American Platinum, Ltd.	2,754	91,668
#*Anglogold Ashanti PLC	119,351	2,129,222
*Anglogold Ashanti PLC	24,291	446,380
Aspen Pharmacare Holdings, Ltd.	180,388	1,628,956
Astral Foods, Ltd.	28,882	225,009
*Aveng, Ltd.	837	263
AVI, Ltd.	169,790	630,455
Barloworld, Ltd.	183,056	765,447
Bid Corp., Ltd.	156,590	3,302,632
Bidvest Group, Ltd. (The)	133,325	1,876,175

68

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
*Blue Label Telecoms, Ltd.	2,673	$462
Capitec Bank Holdings, Ltd.	25,085	2,214,388
Cashbuild, Ltd.	1,473	12,100
City Lodge Hotels, Ltd.	1,121	251
Clicks Group, Ltd.	127,321	1,865,239
Coronation Fund Managers, Ltd.	122,405	197,252
Curro Holdings, Ltd.	250	135
DataTec, Ltd.	15,498	29,141
ΩDis-Chem Pharmacies, Ltd.	1,833	2,387
Discovery, Ltd.	210,036	1,440,581
DRDGOLD, Ltd.	109,721	96,102
DRDGOLD, Ltd., ADR	700	5,957
Exxaro Resources, Ltd.	121,260	1,209,307
Famous Brands, Ltd.	143	438
FirstRand, Ltd.	1,860,354	6,097,016
Foschini Group, Ltd. (The)	213,948	1,149,348
Gold Fields, Ltd.	45,044	597,010
Gold Fields, Ltd., Sponsored ADR	366,622	4,773,418
Grindrod, Ltd.	312,963	181,131
Harmony Gold Mining Co., Ltd.	173,166	797,804
Harmony Gold Mining Co., Ltd., Sponsored ADR	150,402	675,305
Hudaco Industries, Ltd.	1,566	12,898
Impala Platinum Holdings, Ltd.	94,048	389,699
Investec, Ltd.	51,525	280,260
Invicta Holdings, Ltd.	101	145
JSE, Ltd.	37,343	176,288
Kumba Iron Ore, Ltd.	22,953	604,615
Lewis Group, Ltd.	132	273
Life Healthcare Group Holdings, Ltd.	651,948	645,796
Merafe Resources, Ltd.	5,497	343
MiX Telematics, Ltd.	752	153
Momentum Metropolitan Holdings	564,248	631,159
Motus Holdings, Ltd.	128,751	635,414
Mpact, Ltd.	860	1,285
Mr Price Group, Ltd.	32,858	236,108
MTN Group, Ltd.	535,401	2,598,338
*MultiChoice Group	73,241	272,736
Nedbank Group, Ltd.	224,533	2,402,242
NEPI Rockcastle NV	187,406	1,006,262
Netcare, Ltd.	832,414	573,240
Northam Platinum Holdings, Ltd.	18,261	109,574
Oceana Group, Ltd.	4,225	15,596
Old Mutual, Ltd.	2,636,999	1,666,859
Omnia Holdings, Ltd.	127,360	393,149
ΩPepkor Holdings, Ltd.	1,074,081	973,995
Pick n Pay Stores, Ltd.	210,983	281,357
*PPC, Ltd.	147,230	21,912
PSG Financial Services, Ltd.	37,316	28,783
Raubex Group, Ltd.	22,711	29,584
*RCL Foods, Ltd.	504	221
Reunert, Ltd.	82,263	257,537
RFG Holdings, Ltd.	432	242
Sanlam, Ltd.	725,803	2,530,858
Santam, Ltd.	3,608	52,558
Sappi, Ltd.	579,235	1,211,497
Sasol, Ltd.	260,982	3,287,943
Shoprite Holdings, Ltd.	216,278	2,755,318
Sibanye Stillwater, Ltd.	481,456	613,797

69

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
#Sibanye Stillwater, Ltd., ADR	37,727	$191,653
*Southern Sun, Ltd.	3,735	928
SPAR Group, Ltd. (The)	88,117	528,789
Spur Corp., Ltd.	194	279
Stadio Holdings, Ltd.	60	15
Standard Bank Group, Ltd.	509,643	4,971,948
Sun International, Ltd.	38,872	77,757
Super Group, Ltd.	111,779	189,489
*Telkom SA SOC, Ltd.	65,096	75,871
Thungela Resources, Ltd.	50,424	447,409
Tiger Brands, Ltd.	66,307	609,736
Transaction Capital, Ltd.	255,539	65,974
Truworths International, Ltd.	417,049	1,679,595
Tsogo Sun, Ltd.	39,750	25,571
Vodacom Group, Ltd.	155,232	840,130
*Wilson Bayly Holmes-Ovcon, Ltd.	10,286	64,865
Woolworths Holdings, Ltd.	418,024	1,547,279
*Zeda, Ltd.	165,581	94,949

TOTAL SOUTH AFRICA		73,144,949

TAIWAN — (17.2%)
91APP, Inc.	19,000	54,537
ABC Taiwan Electronics Corp.	27,120	19,524
Ability Enterprise Co., Ltd.	108,000	74,919
#Ability Opto-Electronics Technology Co., Ltd.	38,000	158,162
#AcBel Polytech, Inc.	635,611	744,665
Accton Technology Corp.	295,000	4,533,914
Acer E-Enabling Service Business, Inc.	6,000	47,356
#Acer, Inc.	1,515,000	1,592,770
*Acon Holding, Inc.	138,000	39,909
Acter Group Corp., Ltd.	49,000	271,173
Action Electronics Co., Ltd.	84,000	40,660
Actron Technology Corp.	32,722	163,938
ADATA Technology Co., Ltd.	112,881	338,974
Addcn Technology Co., Ltd.	2,602	15,884
Adlink Technology, Inc.	70,000	123,231
Advanced Ceramic X Corp.	13,000	85,371
Advanced Energy Solution Holding Co., Ltd.	1,000	18,899
Advanced International Multitech Co., Ltd.	84,000	171,703
Advanced Power Electronics Corp.	31,000	79,328
*Advanced Wireless Semiconductor Co.	44,000	152,613
Advancetek Enterprise Co., Ltd.	74,000	79,966
Advantech Co., Ltd.	233,669	2,388,196
Aerospace Industrial Development Corp.	114,000	170,640
AIC, Inc.	7,000	89,995
Airtac International Group	12,046	393,672
Alchip Technologies, Ltd.	4,000	323,724
*ALI Corp.	55,000	40,358
#All Ring Tech Co., Ltd.	25,000	90,180
Allied Circuit Co., Ltd.	7,000	26,437
Allied Supreme Corp.	12,000	115,246
#Allis Electric Co., Ltd.	98,931	154,947
Alltek Technology Corp.	124,200	128,661
Alltop Technology Co., Ltd.	24,000	133,189
Alpha Networks, Inc.	125,000	136,234
Altek Corp.	166,000	172,218
Amazing Microelectronic Corp.	45,887	159,158
AMPACS Corp.	39,000	58,858
Ampire Co., Ltd.	68,000	75,893

70

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
AMPOC Far-East Co., Ltd.	47,000	$101,868
Anji Technology Co., Ltd.	19,239	21,858
Anpec Electronics Corp.	40,000	186,219
AP Memory Technology Corp.	25,000	275,166
APAC Opto Electronics, Inc.	18,000	49,835
Apacer Technology, Inc.	54,000	91,401
APCB, Inc.	21,000	11,719
Apex International Co., Ltd.	237,000	340,868
#Arcadyan Technology Corp.	80,000	379,837
Ardentec Corp.	345,000	691,383
Ares International Corp.	23,000	35,101
Argosy Research, Inc.	37,000	132,897
ASE Technology Holding Co., Ltd.	1,653,000	5,784,353
Asia Cement Corp.	1,385,000	1,708,031
Asia Optical Co., Inc.	58,000	108,186
*Asia Pacific Telecom Co., Ltd.	4,000	837
Asia Polymer Corp.	211,000	153,200
Asia Tech Image, Inc.	13,000	25,812
Asia Vital Components Co., Ltd.	165,623	1,447,637
ASIX Electronics Corp.	34,000	124,218
ASolid Technology Co., Ltd.	18,000	52,166
ASPEED Technology, Inc.	12,000	950,825
ASROCK, Inc.	9,000	49,946
Asustek Computer, Inc.	143,000	1,490,180
Aten International Co., Ltd.	14,000	34,315
AUO Corp.	4,636,200	2,229,836
AURAS Technology Co., Ltd.	36,000	315,770
Avalue Technology, Inc.	26,000	75,832
AVer Information, Inc.	7,000	10,122
Avermedia Technologies	30,000	30,338
Axiomtek Co., Ltd.	43,973	107,780
*Azurewave Technologies, Inc.	41,000	39,692
Bafang Yunji International Co., Ltd.	16,000	82,627
*Bank of Kaohsiung Co., Ltd.	3,424	1,230
Basso Industry Corp.	10,000	11,978
#BenQ Materials Corp.	558,000	592,665
#BES Engineering Corp.	987,000	356,032
Billion Electric Co., Ltd.	8,000	8,842
Bionet Corp.	12,000	21,162
Bioteque Corp.	13,000	41,683
Bizlink Holding, Inc.	24,000	186,095
Bora Pharmaceuticals Co., Ltd.	13,000	260,120
Brave C&H Supply Co., Ltd.	12,000	47,541
Brighten Optix Corp.	3,000	16,741
Brighton-Best International Taiwan, Inc.	28,000	28,747
Brillian Network & Automation Integrated System Co., Ltd.	7,000	27,301
#Browave Corp.	41,000	107,572
C Sun Manufacturing, Ltd.	13,390	18,309
Cameo Communications, Inc.	68,000	19,623
Capital Securities Corp.	784,000	344,443
Career Technology MFG. Co., Ltd.	269,000	166,700
Carnival Industrial Corp.	26,000	9,499
#Castles Technology Co., Ltd.	43,050	171,881
Caswell, Inc.	21,000	53,415
Cathay Financial Holding Co., Ltd.	3,160,895	4,278,196
Cathay Real Estate Development Co., Ltd.	1,000	469
CCP Contact Probes Co., Ltd.	47,000	58,397
*Central Reinsurance Co., Ltd.	175,000	121,127

71

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Chain Chon Industrial Co., Ltd.	59,000	$23,647
Chaintech Technology Corp.	24,000	32,187
Chang Hwa Commercial Bank, Ltd.	1,976,849	1,045,258
Chang Wah Electromaterials, Inc.	43,000	40,037
Chang Wah Technology Co., Ltd.	34,000	33,806
Channel Well Technology Co., Ltd.	77,000	193,954
Chant Sincere Co., Ltd.	30,000	60,583
Charoen Pokphand Enterprise	40,000	111,608
CHC Healthcare Group	66,000	123,108
Chen Full International Co., Ltd.	22,000	25,096
#Chenbro Micom Co., Ltd.	24,000	133,189
#Cheng Loong Corp.	500,000	436,257
#Cheng Mei Materials Technology Corp.	556,612	211,936
Cheng Shin Rubber Industry Co., Ltd.	1,063,000	1,446,938
Cheng Uei Precision Industry Co., Ltd.	198,000	234,719
#Chenming Electronic Technology Corp.	53,000	68,630
Chicony Electronics Co., Ltd.	276,000	1,059,411
Chicony Power Technology Co., Ltd.	52,000	179,559
China Airlines, Ltd.	3,272,000	1,952,002
China Bills Finance Corp.	2,000	879
China Chemical & Pharmaceutical Co., Ltd.	110,000	77,833
*China Development Financial Holding Corp.	8,235,832	2,869,274
China Ecotek Corp.	10,000	15,878
China General Plastics Corp.	259,100	170,550
China Metal Products	144,000	155,610
China Steel Chemical Corp.	8,000	29,351
China Steel Corp.	6,577,000	4,897,011
China Wire & Cable Co., Ltd.	37,000	38,614
#Chin-Poon Industrial Co., Ltd.	246,000	263,558
Chipbond Technology Corp.	859,000	1,800,894
ChipMOS Technologies, Inc.	246,000	310,581
ChipMOS Technologies, Inc., ADR	1,700	42,500
Chlitina Holding, Ltd.	15,000	90,180
Chong Hong Construction Co., Ltd.	25,000	55,650
#Chroma ATE, Inc.	187,000	1,256,852
Chun Yuan Steel Industry Co., Ltd.	112,000	55,767
Chung Hung Steel Corp.	1,148,000	762,738
Chung Hwa Pulp Corp.	86,000	55,150
#Chung-Hsin Electric & Machinery Manufacturing Corp.	451,000	1,295,921
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	34,000	56,606
Chunghwa Precision Test Tech Co., Ltd.	5,000	76,461
Chunghwa Telecom Co., Ltd.	265,000	947,742
#Chunghwa Telecom Co., Ltd., Sponsored ADR	73,100	2,604,553
Cleanaway Co., Ltd.	5,000	26,669
C-Media Electronics, Inc.	11,000	16,380
Collins Co., Ltd.	52,000	25,491
Compal Electronics, Inc.	2,543,000	2,199,203
Compeq Manufacturing Co., Ltd.	671,000	1,092,302
Compucase Enterprise	42,000	83,391
Concord International Securities Co., Ltd.	33,660	15,774
*Concord Securities Co., Ltd.	326,000	130,159
Continental Holdings Corp.	192,000	159,235
Coremax Corp.	41,927	92,554
Coretronic Corp.	220,000	495,144
#Co-Tech Development Corp.	147,000	264,677
CTBC Financial Holding Co., Ltd.	10,587,000	7,948,002
CTCI Corp.	162,000	197,037
CviLux Corp.	10,000	11,469

72

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
CX Technology Co., Ltd.	10,000	$7,954
Cyberlink Corp.	22,000	60,231
CyberPower Systems, Inc.	29,150	175,251
*CyberTAN Technology, Inc.	182,000	128,497
DA CIN Construction Co., Ltd.	83,200	98,244
Da-Li Development Co., Ltd.	68,271	66,829
Darfon Electronics Corp.	145,000	194,019
Darwin Precisions Corp.	220,000	93,603
Daxin Materials Corp.	27,000	73,670
De Licacy Industrial Co., Ltd.	2,120	850
Delta Electronics, Inc.	537,000	4,809,573
Depo Auto Parts Ind Co., Ltd.	50,000	200,401
Dimerco Data System Corp.	26,000	80,561
Dimerco Express Corp.	86,488	211,454
D-Link Corp.	299,080	168,743
DONPON PRECISION, Inc.	23,000	19,288
Dr. Wu Skincare Co., Ltd.	8,000	31,447
Draytek Corp.	3,000	3,330
Drewloong Precision, Inc.	9,804	44,584
Dyaco International, Inc.	1,159	1,129
#Dynamic Holding Co., Ltd.	481,000	1,155,230
Dynapack International Technology Corp.	61,000	147,634
E Ink Holdings, Inc.	455,000	2,356,713
#E&R Engineering Corp.	53,000	101,147
E.Sun Financial Holding Co., Ltd.	7,906,273	5,813,615
Eastech Holding, Ltd.	15,000	27,193
*Eastern Media International Corp.	137,307	92,498
Eclat Textile Co., Ltd.	60,000	950,825
ECOVE Environment Corp.	3,000	28,765
Edimax Technology Co., Ltd.	122,000	51,155
Edison Opto Corp.	40,000	28,981
eGalax_eMPIA Technology, Inc.	10,400	19,206
Elan Microelectronics Corp.	175,000	776,938
E-Lead Electronic Co., Ltd.	9,227	17,780
E-LIFE MALL Corp.	1,000	2,596
#Elite Advanced Laser Corp.	74,000	131,870
Elite Material Co., Ltd.	139,000	1,538,492
#Elite Semiconductor Microelectronics Technology, Inc.	107,000	276,778
Elitegroup Computer Systems Co., Ltd.	169,000	133,387
eMemory Technology, Inc.	26,000	1,615,230
Emerging Display Technologies Corp.	62,000	52,949
Ennoconn Corp.	47,000	360,814
*Ennostar, Inc.	614,000	779,923
EnTie Commercial Bank Co., Ltd.	2,000	866
Episil Technologies, Inc.	76,000	160,271
Episil-Precision, Inc.	32,000	56,433
Eris Technology Corp.	13,390	86,900
Eson Precision Ind Co., Ltd.	58,000	101,212
Eternal Materials Co., Ltd.	1,337,950	1,146,755
Eva Airways Corp.	2,192,000	1,851,728
Evergreen Aviation Technologies Corp.	26,000	75,271
Evergreen International Storage & Transport Corp.	621,000	571,508
#Evergreen Marine Corp. Taiwan, Ltd.	362,800	1,202,436
Everlight Chemical Industrial Corp.	913,000	541,861
Everlight Electronics Co., Ltd.	235,000	320,965
Excellence Opto, Inc.	16,000	14,577
Excelliance Mos Corp.	13,000	48,096
Excelsior Medical Co., Ltd.	48,300	128,512

73

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Far Eastern Department Stores, Ltd.	1,000	$738
Far Eastern International Bank	1,245,603	441,635
Far Eastern New Century Corp.	1,711,000	1,556,174
Far EasTone Telecommunications Co., Ltd.	753,000	1,762,069
Faraday Technology Corp.	61,000	567,967
Farglory F T Z Investment Holding Co., Ltd.	59,200	84,780
Farglory Land Development Co., Ltd.	8,000	14,725
Feedback Technology Corp.	15,000	40,142
Feng Hsin Steel Co., Ltd.	1,000	1,939
Feng TAY Enterprise Co., Ltd.	467,040	2,570,268
First Copper Technology Co., Ltd.	73,000	63,806
First Financial Holding Co., Ltd.	5,691,531	4,544,802
First Hi-Tec Enterprise Co., Ltd.	45,000	151,919
#*First Steamship Co., Ltd.	1,058,000	263,562
Fitipower Integrated Technology, Inc.	53,300	437,936
#FLEXium Interconnect, Inc.	208,000	535,471
Flytech Technology Co., Ltd.	51,000	99,060
#FocalTech Systems Co., Ltd.	100,000	248,497
FOCI Fiber Optic Communications, Inc.	43,000	87,631
Forcecon Tech Co., Ltd.	34,000	138,369
Formosa Advanced Technologies Co., Ltd.	6,000	7,150
Formosa Chemicals & Fibre Corp.	997,000	1,871,969
Formosa International Hotels Corp.	18,000	112,101
Formosa Laboratories, Inc.	59,000	156,254
Formosa Optical Technology Co., Ltd.	16,000	39,414
Formosa Petrochemical Corp.	531,000	1,294,962
Formosa Plastics Corp.	822,000	1,951,411
Formosa Sumco Technology Corp.	15,000	71,913
#Formosan Union Chemical	415,000	262,294
Fortune Electric Co., Ltd.	36,000	248,620
Foxsemicon Integrated Technology, Inc.	13,000	73,146
#Franbo Lines Corp.	56,663	27,777
Froch Enterprise Co., Ltd.	217,000	116,077
Fu Chun Shin Machinery Manufacture Co., Ltd.	90,640	45,690
Fu Hua Innovation Co., Ltd.	170,970	135,732
Fubon Financial Holding Co., Ltd.	2,870,225	5,318,345
#Fulgent Sun International Holding Co., Ltd.	61,000	241,668
#Fulltech Fiber Glass Corp.	210,781	109,501
Fusheng Precision Co., Ltd.	24,000	149,838
Fwusow Industry Co., Ltd.	93,130	53,836
G Shank Enterprise Co., Ltd.	90,000	147,341
Gallant Precision Machining Co., Ltd.	44,000	38,391
#Gamania Digital Entertainment Co., Ltd.	73,000	150,794
GEM Services, Inc.	2,000	4,033
*GEM Terminal Industrial Co., Ltd.	20,000	17,111
#Gemtek Technology Corp.	1,416,000	1,423,203
General Interface Solution Holding, Ltd.	111,000	190,960
Generalplus Technology, Inc.	13,000	19,719
#Genius Electronic Optical Co., Ltd.	55,000	645,214
Genovate Biotechnology Co., Ltd.	27,000	21,560
GeoVision, Inc.	28,000	34,531
Getac Holdings Corp.	233,000	519,374
#Giant Manufacturing Co., Ltd.	183,341	921,368
Giantplus Technology Co., Ltd.	144,000	53,720
Gigabyte Technology Co., Ltd.	227,000	1,522,198
#*Gigastorage Corp.	205,000	105,550
#Global Brands Manufacture, Ltd.	177,000	336,155
#Global Mixed Mode Technology, Inc.	36,000	275,813

74

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Global PMX Co., Ltd.	9,000	$31,633
#Global Unichip Corp.	32,000	1,415,755
Globalwafers Co., Ltd.	87,000	1,272,745
*Globe Union Industrial Corp.	64,000	27,131
#Gloria Material Technology Corp.	423,000	581,649
*Glotech Industrial Corp.	28,000	10,359
#Gold Circuit Electronics, Ltd.	217,200	1,178,579
Goldsun Building Materials Co., Ltd.	200,000	155,388
Good Will Instrument Co., Ltd.	17,000	17,977
#Gordon Auto Body Parts	44,000	40,900
Gourmet Master Co., Ltd.	30,000	89,903
*Grand Fortune Securities Co., Ltd.	177,000	62,211
#Grand Process Technology Corp.	11,000	150,069
Grape King Bio, Ltd.	16,000	73,008
Great Tree Pharmacy Co., Ltd.	30,112	315,185
Great Wall Enterprise Co., Ltd.	382,081	598,419
Greatek Electronics, Inc.	1,000	1,794
Group Up Industrial Co., Ltd.	22,000	105,472
GTM Holdings Corp.	10,000	9,034
Gudeng Precision Industrial Co., Ltd.	19,000	196,824
*HannsTouch Holdings Co.	346,000	97,181
Harvatek Corp.	69,000	55,417
Heran Co., Ltd.	5,000	16,572
Hey Song Corp.	28,000	33,020
#Highwealth Construction Corp.	280,508	351,986
Hi-Lai Foods Co., Ltd.	8,000	34,284
HIM International Music, Inc.	17,000	50,159
Hitron Technology, Inc.	77,000	70,745
Hiwin Technologies Corp.	147,099	886,630
Hocheng Corp.	130,000	71,142
Holiday Entertainment Co., Ltd.	26,000	70,060
Holtek Semiconductor, Inc.	99,000	188,019
Hon Hai Precision Industry Co., Ltd.	4,178,000	12,430,307
Hong TAI Electric Industrial	129,000	96,844
Hotai Motor Co., Ltd.	14,240	264,736
Hotron Precision Electronic Industrial Co., Ltd.	42,600	45,641
Hsin Kuang Steel Co., Ltd.	146,000	209,761
*HTC Corp.	325,000	441,884
Hu Lane Associate, Inc.	32,000	136,149
#HUA ENG Wire & Cable Co., Ltd.	168,000	99,448
*Hua Jung Components Co., Ltd.	43,000	16,837
Hua Nan Financial Holdings Co., Ltd.	1,458,796	913,012
Huaku Development Co., Ltd.	29,000	81,899
Huikwang Corp.	7,000	7,197
Hung Sheng Construction, Ltd.	219,600	121,530
Hwacom Systems, Inc.	34,000	17,820
#Ibase Technology, Inc.	52,000	124,088
*IBF Financial Holdings Co., Ltd.	1,187,972	421,202
Ichia Technologies, Inc.	151,000	151,768
I-Chiun Precision Industry Co., Ltd.	96,000	137,185
Info-Tek Corp.	48,000	76,362
#Ingentec Corp.	14,000	74,025
Innodisk Corp.	46,169	424,183
Innolux Corp.	5,257,403	1,969,399
Inpaq Technology Co., Ltd.	47,807	96,690
Insyde Software Corp.	15,000	69,370
Intai Technology Corp.	22,000	78,002
Integrated Service Technology, Inc.	46,000	119,272

75

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
IntelliEPI, Inc.	6,000	$10,174
International Games System Co., Ltd.	45,000	864,344
Inventec Corp.	1,132,000	1,403,003
Iron Force Industrial Co., Ltd.	23,000	59,849
ITE Technology, Inc.	65,000	325,651
ITEQ Corp.	101,000	236,347
Jarllytec Co., Ltd.	25,000	114,460
Jean Co., Ltd.	71,758	42,477
Jentech Precision Industrial Co., Ltd.	6,000	106,367
Jess-Link Products Co., Ltd.	37,000	94,796
Jetway Information Co., Ltd.	21,000	22,661
Jetwell Computer Co., Ltd.	10,000	21,397
Jiin Yeeh Ding Enterprise Co., Ltd.	21,000	32,437
#Jinan Acetate Chemical Co., Ltd.	13,000	387,976
Joinsoon Electronics Manufacturing Co., Ltd.	30,000	22,984
Jourdeness Group, Ltd.	11,000	21,128
JPP Holding Co., Ltd.	10,000	38,539
K Laser Technology, Inc.	68,000	48,010
Kaori Heat Treatment Co., Ltd.	21,000	135,317
KEE TAI Properties Co., Ltd.	209,000	96,977
Kenda Rubber Industrial Co., Ltd.	48,300	43,483
Kenmec Mechanical Engineering Co., Ltd.	50,000	76,846
Key Ware Electronics Co., Ltd.	52,597	17,270
Keystone Microtech Corp.	9,000	60,768
#King Slide Works Co., Ltd.	19,000	411,222
King Yuan Electronics Co., Ltd.	744,000	1,750,183
King’s Town Bank Co., Ltd.	364,000	416,914
Kinik Co.	45,000	225,451
Kinko Optical Co., Ltd.	44,000	34,999
Kinpo Electronics	5,119,000	2,193,744
#Kinsus Interconnect Technology Corp.	224,000	654,700
KNH Enterprise Co., Ltd.	44,000	25,232
Ko Ja Cayman Co., Ltd.	18,000	38,236
#KS Terminals, Inc.	179,000	368,651
Kung Long Batteries Industrial Co., Ltd.	7,000	28,056
*Kung Sing Engineering Corp.	46,900	13,332
Kuo Toong International Co., Ltd.	141,000	154,759
Kwong Lung Enterprise Co., Ltd.	48,000	75,622
L&K Engineering Co., Ltd.	84,000	328,904
LandMark Optoelectronics Corp.	61,000	176,596
*Lang, Inc.	22,000	21,637
Lanner Electronics, Inc.	61,480	168,698
Largan Precision Co., Ltd.	6,000	382,920
Laster Tech Corp., Ltd.	39,000	58,978
Leadtrend Technology Corp.	18,302	37,806
*Lealea Enterprise Co., Ltd.	415,360	129,980
LEE CHI Enterprises Co., Ltd.	45,000	19,840
Lelon Electronics Corp.	52,000	87,375
Lemtech Holdings Co., Ltd.	9,000	22,420
*Leofoo Development Co., Ltd.	47,000	24,199
*Li Peng Enterprise Co., Ltd.	2,000	469
Lian HWA Food Corp.	10,989	29,577
*Lily Textile	9,000	7,769
Lingsen Precision Industries, Ltd.	359,000	234,094
Lite-On Technology Corp.	998,000	3,076,923
Liton Technology Corp.	10,000	10,590
Longchen Paper & Packaging Co., Ltd.	349,003	149,027
Longwell Co.	83,000	161,471

76

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Lotes Co., Ltd.	29,597	$750,989
Lotus Pharmaceutical Co., Ltd.	51,000	396,239
Lucky Cement Corp.	72,000	29,746
Lumax International Corp., Ltd.	4,500	11,266
Lungteh Shipbuilding Co., Ltd.	26,000	63,647
Luxe Green Energy Technology Co., Ltd.	39,000	35,471
#LuxNet Corp.	40,000	189,302
M3 Technology, Inc.	9,000	32,742
Machvision, Inc.	23,000	127,285
Macroblock, Inc.	8,000	24,665
Macronix International Co., Ltd.	960,000	799,137
Makalot Industrial Co., Ltd.	110,975	1,236,857
Marketech International Corp.	34,000	138,893
Materials Analysis Technology, Inc.	29,192	184,503
Maxigen Biotech, Inc.	14,700	21,278
Mayer Steel Pipe Corp.	40,000	34,469
Mechema Chemicals International Corp.	6,000	14,114
MediaTek, Inc.	570,000	14,796,979
Mega Financial Holding Co., Ltd.	5,098,539	5,768,965
*Mercuries & Associates Holding, Ltd.	1,010	392
Mercuries Data Systems, Ltd.	18,000	15,816
*Mercuries Life Insurance Co., Ltd.	1,224,152	190,218
Merida Industry Co., Ltd.	11,000	56,128
Merry Electronics Co., Ltd.	28,000	76,485
METAAGE Corp.	44,000	81,801
Micro-Star International Co., Ltd.	363,000	1,846,616
Mildef Crete, Inc.	18,000	43,842
MIN AIK Technology Co., Ltd.	66,000	39,679
Mirle Automation Corp.	77,000	87,481
#momo.com, Inc.	26,400	433,828
MOSA Industrial Corp.	83,395	61,450
Mosel Vitelic, Inc.	37,000	37,816
#Motech Industries, Inc.	236,000	198,637
MPI Corp.	33,000	192,292
MSSCORPS Co., Ltd.	28,000	108,340
Nak Sealing Technologies Corp.	39,000	150,902
Namchow Holdings Co., Ltd.	49,000	74,100
Nan Pao Resins Chemical Co., Ltd.	23,000	141,113
*Nan Ren Lake Leisure Amusement Co., Ltd.	28,000	11,093
Nan Ya Plastics Corp.	1,329,000	2,536,306
Nan Ya Printed Circuit Board Corp.	116,000	844,027
Nang Kuang Pharmaceutical Co., Ltd.	24,000	38,699
Nanya Technology Corp.	368,000	734,071
National Aerospace Fasteners Corp.	8,000	21,335
Netronix, Inc.	33,000	82,411
*Newmax Technology Co., Ltd.	11,000	10,852
#Nexcom International Co., Ltd.	70,000	87,406
Nichidenbo Corp.	92,000	157,706
Nidec Chaun-Choung Technology Corp.	5,000	18,421
Nien Made Enterprise Co., Ltd.	53,000	467,335
Niko Semiconductor Co., Ltd.	36,200	63,951
Nova Technology Corp.	16,000	61,169
Novatek Microelectronics Corp.	247,000	3,461,122
#Nuvoton Technology Corp.	69,000	270,171
O-Bank Co., Ltd.	443,000	127,293
*Ocean Plastics Co., Ltd.	9,000	9,642
OFCO Industrial Corp.	14,000	8,611
OK Biotech Co., Ltd.	24,749	18,084

77

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Oneness Biotech Co., Ltd.	73,198	$442,325
#Optimax Technology Corp.	76,000	72,989
#Orient Semiconductor Electronics, Ltd.	274,000	349,733
Oriental Union Chemical Corp.	351,000	196,954
O-TA Precision Industry Co., Ltd.	23,000	60,487
Pacific Hospital Supply Co., Ltd.	23,000	58,856
Pan Jit International, Inc.	156,000	286,653
#Pan-International Industrial Corp.	191,000	199,921
Panion & BF Biotech, Inc.	16,000	55,742
Parade Technologies, Ltd.	26,000	845,691
*PChome Online, Inc.	42,596	58,441
#PCL Technologies, Inc.	45,397	105,392
P-Duke Technology Co., Ltd.	31,000	90,128
Pegatron Corp.	982,000	2,282,806
Pegavision Corp.	12,342	141,171
*PharmaEssentia Corp.	46,000	457,376
Phison Electronics Corp.	76,000	1,090,735
#Phoenix Silicon International Corp.	116,060	174,618
Pixart Imaging, Inc.	68,000	269,400
Planet Technology Corp.	15,000	55,958
*Polaris Group	70,000	157,978
Posiflex Technology, Inc.	31,000	95,576
Power Wind Health Industry, Inc.	1,050	3,804
#Powerchip Semiconductor Manufacturing Corp.	1,814,000	1,484,868
Powertech Technology, Inc.	306,000	990,597
Powertip Technology Corp.	37,000	17,168
Poya International Co., Ltd.	22,220	340,819
President Chain Store Corp.	266,000	2,111,762
President Securities Corp.	24,080	12,918
Primax Electronics, Ltd.	339,000	721,165
Prince Housing & Development Corp.	4,000	1,313
Progate Group Corp.	6,000	35,240
Promate Electronic Co., Ltd.	89,000	148,722
Prosperity Dielectrics Co., Ltd.	58,000	79,485
Qisda Corp.	886,000	1,156,840
QST International Corp.	10,996	19,324
Quanta Computer, Inc.	1,310,000	7,633,421
Quanta Storage, Inc.	93,000	195,835
Quintain Steel Co., Ltd.	103,647	41,861
#Radiant Opto-Electronics Corp.	228,000	871,651
*Radium Life Tech Co., Ltd.	59,000	15,898
Rafael Microelectronics, Inc.	3,000	14,568
Raydium Semiconductor Corp.	27,000	298,428
Realtek Semiconductor Corp.	211,000	2,611,885
Rechi Precision Co., Ltd.	218,000	128,038
*Rexon Industrial Corp., Ltd.	52,000	63,808
*Rich Development Co., Ltd.	266,000	72,825
*Ritek Corp.	87,000	21,163
*Roo Hsing Co., Ltd.	2,000	213
Ruby Tech Corp.	13,390	33,274
Ruentex Development Co., Ltd.	463,140	462,640
Run Long Construction Co., Ltd.	67,000	193,966
Sampo Corp.	98,000	84,600
San Fang Chemical Industry Co., Ltd.	72,000	51,833
San Far Property, Ltd.	1,050	560
San Fu Chemical Co., Ltd.	16,000	60,429
Sanyang Motor Co., Ltd.	399,000	818,051
Savior Lifetec Corp.	127,000	71,654

78

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
SCI Pharmtech, Inc.	6,535	$18,012
SciVision Biotech, Inc.	14,000	31,639
SDI Corp.	197,000	610,405
Sea Sonic Electronics Co., Ltd.	23,000	64,174
Securitag Assembly Group Co.	5,000	15,030
Sensortek Technology Corp.	12,000	155,388
Sercomm Corp.	151,000	523,740
#Sesoda Corp.	128,000	119,772
Shanghai Commercial & Savings Bank, Ltd. (The)	1,236,351	1,635,254
Sharehope Medicine Co., Ltd.	33,600	33,357
#ShenMao Technology, Inc.	58,000	104,609
Shih Her Technologies, Inc.	7,000	15,604
Shih Wei Navigation Co., Ltd.	437,189	238,577
Shihlin Electric & Engineering Corp.	87,000	254,013
*Shin Kong Financial Holding Co., Ltd.	8,378,547	2,244,784
Shin Zu Shing Co., Ltd.	59,000	168,260
*Shining Building Business Co., Ltd.	151,000	47,253
Shinkong Insurance Co., Ltd.	23,000	47,298
Shinkong Synthetic Fibers Corp.	72,000	33,408
Shuttle, Inc.	375,000	187,876
Sigurd Microelectronics Corp.	1,083,000	1,980,018
Silergy Corp.	38,000	335,656
Simplo Technology Co., Ltd.	29,000	298,181
Sinbon Electronics Co., Ltd.	89,000	760,074
Sincere Navigation Corp.	1,173,000	781,156
Singatron Enterprise Co., Ltd.	55,000	43,240
Sinmag Equipment Corp.	11,000	48,836
Sino-American Silicon Products, Inc.	279,000	1,406,397
#Sinon Corp.	257,000	289,209
SinoPac Financial Holdings Co., Ltd.	5,089,802	2,801,078
Sinphar Pharmaceutical Co., Ltd.	75,000	73,994
Sitronix Technology Corp.	60,000	527,208
#Siward Crystal Technology Co., Ltd.	208,000	191,102
Solar Applied Materials Technology Corp.	48,000	57,863
Solteam, Inc.	13,000	16,673
*Solytech Enterprise Corp.	30,000	16,602
Sonix Technology Co., Ltd.	37,000	56,353
Speed Tech Corp.	68,000	104,825
Spirox Corp.	35,000	40,034
Sporton International, Inc.	28,500	188,038
Standard Chemical & Pharmaceutical Co., Ltd.	50,000	93,109
Standard Foods Corp.	1,000	1,164
Stark Technology, Inc.	52,000	180,361
#Sun Yad Construction Co., Ltd.	89,065	28,009
Sunjuice Holdings Co., Ltd.	2,000	13,751
Sunko INK Co., Ltd.	68,000	35,536
SunMax Biotechnology Co., Ltd.	2,000	11,962
Sunny Friend Environmental Technology Co., Ltd.	26,000	82,966
Sunonwealth Electric Machine Industry Co., Ltd.	85,000	227,994
Sunplus Innovation Technology, Inc.	13,000	47,295
Sunplus Technology Co., Ltd.	194,000	180,034
Sunrex Technology Corp.	93,000	141,643
Superior Plating Technology Co., Ltd.	8,000	14,503
Supreme Electronics Co., Ltd.	248,402	425,810
Swancor Holding Co., Ltd.	43,000	114,278
Symtek Automation Asia Co., Ltd.	24,970	76,446
Syncmold Enterprise Corp.	3,000	6,197
*SYNergy ScienTech Crop.	23,000	14,466

79

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Synmosa Biopharma Corp.	125,835	$145,679
Synnex Technology International Corp.	329,000	696,849
Syn-Tech Chem & Pharm Co., Ltd.	5,000	12,995
#Syscom Computer Engineering Co.	18,000	26,582
*Sysgration	80,000	79,050
Systex Corp.	49,000	151,071
T3EX Global Holdings Corp.	71,000	159,578
#TA Chen Stainless Pipe	960,966	1,097,697
Ta Ya Electric Wire & Cable	2,196,529	2,167,071
TA-I Technology Co., Ltd.	11,000	15,092
*Tai Tung Communication Co., Ltd.	54,000	27,803
Taichung Commercial Bank Co., Ltd.	301,095	136,460
TaiDoc Technology Corp.	2,000	8,787
Taiflex Scientific Co., Ltd.	37,000	47,398
Taimide Tech, Inc.	71,000	83,729
Tai-Saw Technology Co., Ltd.	42,000	34,250
Taishin Financial Holding Co., Ltd.	5,298,582	2,817,960
TaiSol Electronics Co., Ltd.	35,000	64,637
Taisun Enterprise Co., Ltd.	90,000	55,773
TAI-TECH Advanced Electronics Co., Ltd.	13,000	40,481
Taiwan Business Bank	3,429,804	1,348,235
#Taiwan Cement Corp.	3,206,958	3,188,666
Taiwan Cogeneration Corp.	1,202	1,464
Taiwan Cooperative Financial Holding Co., Ltd.	3,896,039	3,020,977
Taiwan Environment Scientific Co., Ltd.	12,780	24,232
Taiwan Fertilizer Co., Ltd.	243,000	444,270
Taiwan FU Hsing Industrial Co., Ltd.	1,000	1,332
*Taiwan Glass Industry Corp.	313,000	176,114
Taiwan High Speed Rail Corp.	427,000	387,045
Taiwan Hon Chuan Enterprise Co., Ltd.	173,000	536,041
#Taiwan Hopax Chemicals Manufacturing Co., Ltd.	174,000	192,052
*»Taiwan Land Development Corp.	51,000	790
Taiwan Line Tek Electronic	38,540	45,687
Taiwan Mask Corp.	73,000	153,045
Taiwan Mobile Co., Ltd.	1,076,000	3,178,073
Taiwan Navigation Co., Ltd.	683,000	576,976
Taiwan Paiho, Ltd.	200,000	353,939
#Taiwan PCB Techvest Co., Ltd.	180,000	235,301
Taiwan Sakura Corp.	25,000	49,021
Taiwan Secom Co., Ltd.	34,000	123,694
Taiwan Semiconductor Co., Ltd.	131,000	314,222
Taiwan Semiconductor Manufacturing Co., Ltd.	9,298,000	151,646,123
Taiwan Shin Kong Security Co., Ltd.	20,000	24,665
Taiwan Styrene Monomer	257,000	122,023
Taiwan Surface Mounting Technology Corp.	150,000	422,692
Taiwan Taxi Co., Ltd.	19,000	60,043
#*Taiwan TEA Corp.	282,000	172,147
#Taiwan Union Technology Corp.	157,000	515,508
Taiwan-Asia Semiconductor Corp.	1,155,000	1,595,314
Taiyen Biotech Co., Ltd.	12,000	12,302
*Tatung Co., Ltd.	1,222,000	1,348,778
TCI Co., Ltd.	33,000	176,014
Team Group, Inc.	22,000	51,007
Tehmag Foods Corp.	1,100	9,750
Test Research, Inc.	38,000	70,412
Test Rite International Co., Ltd.	1,000	618
Thermaltake Technology Co., Ltd.	16,000	18,203
Thye Ming Industrial Co., Ltd.	49,000	82,636

80

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Ton Yi Industrial Corp.	351,000	$169,900
Tong Hsing Electronic Industries, Ltd.	138,060	570,373
Tong Yang Industry Co., Ltd.	227,000	512,998
Tong-Tai Machine & Tool Co., Ltd.	117,000	62,224
Top Union Electronics Corp.	67,710	64,401
Topco Scientific Co., Ltd.	3,000	15,631
Topkey Corp.	39,000	193,587
Topoint Technology Co., Ltd.	65,000	53,206
TPK Holding Co., Ltd.	36,000	35,573
Transcom, Inc.	24,200	117,512
Tripod Technology Corp.	159,000	808,848
Tsang Yow Industrial Co., Ltd.	8,000	7,893
TSC Auto ID Technology Co., Ltd.	15,698	112,526
TSEC Corp.	320,197	280,364
TSRC Corp.	18,000	12,708
TST Group Holding, Ltd.	3,000	11,932
TTFB Co., Ltd.	10,900	79,477
TTY Biopharm Co., Ltd.	69,000	178,483
#*Tul Corp.	15,000	41,807
Tung Ho Steel Enterprise Corp.	262,670	526,393
Tung Thih Electronic Co., Ltd.	41,000	167,489
TURVO International Co., Ltd.	11,000	45,445
TXC Corp.	200,000	591,337
TYC Brother Industrial Co., Ltd.	465,000	536,180
*Tycoons Group Enterprise	84,335	30,551
*Tyntek Corp.	169,000	93,788
Ubright Optronics Corp.	4,000	6,364
UDE Corp.	46,000	71,053
Ultra Chip, Inc.	34,000	91,722
#U-Ming Marine Transport Corp.	321,000	438,425
Unic Technology Corp.	30,000	19,146
Unictron Technologies Corp.	7,000	21,797
Uniform Industrial Corp.	32,000	38,082
Unimicron Technology Corp.	687,000	3,028,858
Union Bank Of Taiwan	155,859	63,430
*Union Insurance Co., Ltd.	32,000	35,172
Uni-President Enterprises Corp.	2,686,000	5,622,920
#Unitech Printed Circuit Board Corp.	688,711	392,821
United Integrated Services Co., Ltd.	92,000	680,746
#United Microelectronics Corp.	4,267,000	6,077,860
#United Microelectronics Corp., Sponsored ADR	109,600	780,352
United Orthopedic Corp.	50,000	102,667
United Radiant Technology	18,000	9,878
United Recommend International Co., Ltd.	15,990	42,890
United Renewable Energy Co., Ltd.	462,407	212,421
Universal Cement Corp.	165,350	129,231
*Universal Microelectronics Co., Ltd.	13,000	9,479
Universal Microwave Technology, Inc.	12,000	62,340
Universal Vision Biotechnology Co., Ltd.	16,960	155,299
UPC Technology Corp.	105,000	47,749
USI Corp.	101,000	59,943
Utechzone Co., Ltd.	30,000	64,005
UVAT Technology Co., Ltd.	10,000	15,184
Vanguard International Semiconductor Corp.	325,000	702,405
Ventec International Group Co., Ltd.	36,000	93,677
VIA Labs, Inc.	10,000	62,124
Via Technologies, Inc.	21,000	77,046
Viking Tech Corp.	40,000	59,997

81

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Visco Vision, Inc.	21,000	$119,778
VisEra Technologies Co., Ltd.	22,000	138,708
Visual Photonics Epitaxy Co., Ltd.	114,000	516,664
Voltronic Power Technology Corp.	27,000	1,078,002
Wafer Works Corp.	314,137	422,271
#Waffer Technology Corp.	40,000	133,189
Wah Hong Industrial Corp.	3,000	3,575
Walsin Lihwa Corp.	1,536,279	1,626,983
Walsin Technology Corp.	206,000	663,697
Walton Advanced Engineering, Inc.	71,000	32,616
Wan Hai Lines, Ltd.	263,265	374,991
*We&Win Diversification Co., Ltd.	28,000	21,927
Wei Chuan Foods Corp.	19,000	10,837
#Weikeng Industrial Co., Ltd.	829,000	687,532
Well Shin Technology Co., Ltd.	21,000	31,498
WELLELL, Inc.	20,000	16,772
Weltrend Semiconductor	59,000	116,963
Wha Yu Industrial Co., Ltd.	83,000	47,341
Wholetech System Hitech, Ltd.	15,000	22,869
Win Semiconductors Corp.	100,000	447,048
Winbond Electronics Corp.	1,772,000	1,363,077
Winmate, Inc.	14,000	48,774
Winstek Semiconductor Co., Ltd.	36,000	93,455
WinWay Technology Co., Ltd.	4,000	78,310
Wisdom Marine Lines Co., Ltd.	300,000	385,694
#Wistron Corp.	3,203,000	8,828,371
Wistron Information Technology & Services Corp.	31,000	103,700
Wistron NeWeb Corp.	174,000	683,983
Wiwynn Corp.	32,000	1,499,615
Wonderful Hi-Tech Co., Ltd.	34,000	31,081
Wowprime Corp.	31,388	231,285
#WPG Holdings, Ltd.	796,000	1,757,164
WT Microelectronics Co., Ltd.	13,000	47,495
XinTec, Inc.	67,000	238,585
Yageo Corp.	132,021	2,140,991
Yankey Engineering Co., Ltd.	3,911	31,893
YC INOX Co., Ltd.	176,000	142,439
YCC Parts Manufacturing Co., Ltd.	11,000	20,043
Yem Chio Co., Ltd.	199,059	98,195
Yen Sun Technology Corp.	26,000	30,862
*Yeong Guan Energy Technology Group Co., Ltd.	56,000	88,053
YFC-Boneagle Electric Co., Ltd.	43,000	35,198
#YFY, Inc.	760,000	698,258
Yieh Phui Enterprise Co., Ltd.	287,800	137,090
Yuanta Financial Holding Co., Ltd.	5,330,461	3,993,532
Yuen Chang Stainless Steel Co., Ltd.	3,000	1,448
Yuen Foong Yu Consumer Products Co., Ltd.	35,000	40,466
#Yulon Motor Co., Ltd.	381,216	870,914
Yungshin Construction & Development Co., Ltd.	32,000	81,986
YungShin Global Holding Corp.	74,000	100,956
Zeng Hsing Industrial Co., Ltd.	4,297	14,175
Zenitron Corp.	28,000	27,193
Zero One Technology Co., Ltd.	89,000	166,009
Zhen Ding Technology Holding, Ltd.	290,000	871,743
Zig Sheng Industrial Co., Ltd.	44,000	13,498
*Zinwell Corp.	177,000	129,878
Zippy Technology Corp.	20,000	27,994
Zyxel Group Corp.	145,516	244,957

82

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)

TOTAL TAIWAN		$499,163,718

THAILAND — (2.0%)
AAPICO Hitech PCL - NVDR	160,040	124,675
Advanced Info Service PCL	441,500	2,702,372
#Advanced Information Technology PCL - NVDR	230,250	27,674
#After You PCL - NVDR	108,800	28,454
*Airports of Thailand PCL - NVDR	1,600,800	2,972,899
Allianz Ayudhya Capital PCL - NVDR, Class R	200	203
#Amata Corp. PCL	458,000	303,273
AP Thailand PCL	6,431,200	1,932,446
Asia Green Energy PCL	103,400	5,466
Asia Plus Group Holdings PCL - NVDR	507,900	38,719
Asian Sea Corp. PCL - NVDR	129,300	22,484
B Grimm Power PCL - NVDR, Class R	519,800	319,610
Bangchak Corp. PCL	979,800	1,124,484
Bangkok Bank PCL	579,300	2,538,492
Bangkok Chain Hospital PCL	501,700	280,564
Bangkok Dusit Medical Services PCL - NVDR	4,151,400	3,060,780
Bangkok Expressway & Metro PCL - NVDR, Class R	2,014,900	442,866
Bangkok Insurance PCL - NVDR	1,600	13,310
Bangkok Life Assurance PCL - NVDR	900	581
#Banpu PCL	5,804,300	1,227,312
Banpu Power PCL - NVDR	1,100	432
BCPG PCL	298,100	73,400
Berli Jucker PCL - NVDR	97,800	76,869
*Better World Green PCL - NVDR	1,852,000	26,794
BG Container Glass PCL - NVDR, Class R	400	98
BTS Group Holdings PCL - NVDR	1,037,600	215,069
Bumrungrad Hospital PCL - NVDR	295,900	2,140,474
Cal-Comp Electronics Thailand PCL - NVDR	151,443	6,404
Carabao Group PCL	114,600	215,219
Central Pattana PCL - NVDR	469,000	815,539
*Central Plaza Hotel PCL - NVDR	181,600	227,363
Central Retail Corp. PCL, Class R	499,400	510,620
CH Karnchang PCL - NVDR	372,200	225,748
Charoen Pokphand Foods PCL	1,825,200	949,607
Chularat Hospital PCL	2,671,400	234,865
CK Power PCL - NVDR	3,300	277
#Com7 PCL	515,200	383,435
CP ALL PCL - NVDR	1,521,000	2,338,047
Delta Electronics Thailand PCL - NVDR	1,051,500	2,311,150
Dhipaya Group Holdings PCL	800	757
Diamond Building Products PCL - NVDR	700	150
Dohome PCL	397,112	121,534
Don Muang Tollway PCL, Class R	26,000	8,608
Eastern Polymer Group PCL - NVDR	5,500	1,010
Eastern Water Resources Development and Management PCL	113,500	13,263
Ekachai Medical Care PCL - NVDR	61,631	13,118
#Electricity Generating PCL - NVDR	7,800	26,476
Energy Absolute PCL	424,700	496,276
*Erawan Group PCL (The)	1,423,100	205,888
#Forth Corp. PCL	35,900	22,274
#Forth Smart Service PCL - NVDR	96,200	20,475
Frasers Property Thailand PCL - NVDR, Class R	900	373
GFPT PCL - NVDR	267,600	75,941
Global Green Chemicals PCL - NVDR	400	88
*Green Tech Ventures PCL, Class R	1,994,100	9,432
Gulf Energy Development PCL, Class R	690,300	830,645

83

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Gunkul Engineering PCL	3,632,300	$230,414
Haad Thip PCL - NVDR	31,000	13,455
#Hana Microelectronics PCL	295,600	429,717
Home Product Center PCL	2,396,900	793,576
Ichitan Group PCL - NVDR	415,200	176,742
Index Livingmall PCL	39,600	24,900
Indorama Ventures PCL - NVDR	645,400	425,568
Intouch Holdings PCL - NVDR	40,700	80,398
*Italian-Thai Development PCL - NVDR	612,300	21,124
*Jasmine International PCL	2,112,700	121,087
#Jaymart Group Holdings PCL, Class R	296,300	135,197
Jubilee Enterprise PCL - NVDR	100	51
Karmarts PCL - NVDR	432,000	127,403
*Kaset Thai International Sugar Corp. PCL - NVDR	2,200	229
Kasikornbank PCL - NVDR	44,500	162,809
KCE Electronics PCL	481,500	679,867
KGI Securities Thailand PCL	325,100	39,798
Khon Kaen Sugar Industry PCL - NVDR	2,300	183
#Kiatnakin Phatra Bank PCL - NVDR	100,100	137,162
Krung Thai Bank PCL - NVDR	424,300	221,933
Krungthai Card PCL - NVDR	222,500	270,832
Lalin Property PCL - NVDR	700	161
Land & Houses PCL	6,510,400	1,367,560
#Lanna Resources PCL	159,600	65,274
LH Financial Group PCL - NVDR, Class R	5,300	146
*Loxley PCL - NVDR	2,300	102
LPN Development PCL	2,000	221
Major Cineplex Group PCL	400,800	169,497
*Malee Group PCL	48,000	10,684
MBK PCL - NVDR	170,295	75,808
MC Group PCL	234,900	79,732
Mega Lifesciences PCL	179,300	203,282
Minor International PCL - NVDR	1,773,800	1,381,829
MK Restaurants Group PCL - NVDR	400	451
Modernform Group PCL - NVDR	1,400	104
Namyong Terminal PCL - NVDR	145,700	14,431
Netbay PCL - NVDR	100	56
Noble Development PCL - NVDR	57,300	5,516
Northeast Rubber PCL, Class R	934,500	119,079
NSL Foods PCL, Class R	89,500	45,071
Origin Property PCL - NVDR	444,200	110,610
#Osotspa PCL - NVDR	556,100	363,590
Plan B Media PCL - NVDR	1,829,028	414,734
*Platinum Group PCL (The) - NVDR	1,500	120
#Praram 9 Hospital PCL, Class R	256,500	114,896
#Precious Shipping PCL	500,000	116,853
Premier Marketing PCL - NVDR	500	115
Prima Marine PCL - NVDR, Class R	202,300	34,052
*Principal Capital PCL - NVDR	900	109
Property Perfect PCL - NVDR	11,025	92
Pruksa Holding PCL - NVDR	1,200	417
PTG Energy PCL - NVDR	598,600	135,733
PTT Exploration & Production PCL	701,800	3,202,203
PTT Global Chemical PCL	857,200	822,798
PTT Oil & Retail Business PCL, Class R	668,300	340,263
PTT PCL	5,184,300	4,795,937
Quality Houses PCL - NVDR	631,300	39,344
R&B Food Supply PCL	163,800	49,674

84

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
*Rabbit Holdings PCL	918,200	$12,773
Rajthanee Hospital PCL - NVDR	20,000	14,468
Ratch Group PCL - NVDR	168,900	151,548
Regional Container Lines PCL	175,900	95,921
Rojana Industrial Park PCL - NVDR	371,300	61,982
RS PCL - NVDR	139,950	52,954
#*S Hotels & Resorts PCL - NVDR	579,200	38,031
#Sabina PCL - NVDR	95,200	64,628
Sahamitr Pressure Container PCL - NVDR	500	147
#*Samart Corp. PCL - NVDR	461,400	55,970
Sansiri PCL - NVDR	8,831,400	375,935
Sappe PCL - NVDR	58,700	124,529
SC Asset Corp. PCL - NVDR	3,300	310
SCB X PCL	21,100	57,824
SCG Packaging PCL	328,300	328,825
Sena Development PCL - NVDR	1,000	66
Sermsang Power Corp. Co., Ltd., Class R	130,038	20,803
Siam Cement PCL (The) - NVDR	191,200	1,532,047
Siam City Cement PCL - NVDR	200	743
Siam Global House PCL	242,392	106,553
*Siam Wellness Group PCL	152,500	50,490
Siamgas & Petrochemicals PCL - NVDR	76,300	16,877
Sikarin PCL - NVDR	1,100	321
Singer Thailand PCL	155,500	37,639
Singha Estate PCL - NVDR	5,400	132
#Sino-Thai Engineering & Construction PCL - NVDR	1,312,800	312,289
SiS Distribution Thailand PCL - NVDR	52,400	27,408
#SISB PCL, Class R	91,700	74,625
#Somboon Advance Technology PCL - NVDR	79,400	39,101
SPCG PCL - NVDR	38,500	13,818
Sri Trang Agro-Industry PCL	538,300	215,664
Sri Trang Gloves Thailand PCL	418,100	68,050
Srinanaporn Marketing PCL, Class R	202,600	91,316
Srivichai Vejvivat PCL - NVDR	65,000	13,383
Star Petroleum Refining PCL	790,700	162,793
Starflex PCL	124,000	11,385
Stars Microelectronics Thailand PCL - NVDR	179,700	24,098
Supalai PCL	522,900	267,688
Susco PCL - NVDR	170,200	21,404
SVI PCL - NVDR	500	97
*Syntec Construction PCL - NVDR	1,800	77
TAC Consumer PCL - NVDR	500	60
Taokaenoi Food & Marketing PCL - NVDR	248,100	71,098
Tata Steel Thailand PCL	414,500	9,226
Thai Nakarin Hospital PCL - NVDR	100	97
Thai Oil PCL	1,005,622	1,314,996
Thai President Foods PCL - NVDR	100	556
*Thai Reinsurance PCL - NVDR	3,000	65
Thai Solar Energy PCL - NVDR	1,200	57
Thai Union Group PCL - NVDR	2,065,500	775,802
Thai Wah PCL - NVDR	900	101
Thaicom PCL	272,800	94,874
Thaifoods Group PCL - NVDR	76,500	6,811
Thaire Life Assurance PCL - NVDR	813	72
Thaitheparos PCL - NVDR	100	110
Thanachart Capital PCL - NVDR	8,000	10,906
Thonburi Healthcare Group PCL, Class R	71,300	123,487
Thoresen Thai Agencies PCL - NVDR	1,559,500	223,452

85

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Tipco Asphalt PCL - NVDR	208,500	$109,057
Tisco Financial Group PCL - NVDR	97,000	259,755
TKS Technologies PCL - NVDR	85,340	15,671
TMBThanachart Bank PCL - NVDR	4,993,900	232,032
TMT Steel PCL - NVDR, Class R	400	67
TOA Paint Thailand PCL - NVDR	700	421
TPC Power Holding PCL - NVDR	300	49
TPI Polene PCL - NVDR	10,300	395
TPI Polene Power PCL - NVDR	4,600	422
TQM Alpha PCL, Class R	44,400	37,677
Triple i Logistics PCL	245,866	72,510
*True Corp. PCL, Class R	4,936,737	830,973
TTCL PCL - NVDR	600	62
TTW PCL - NVDR	2,000	504
Union Auction PCL - NVDR	124,700	34,521
United Paper PCL - NVDR, Class R	500	149
Univanich Palm Oil PCL - NVDR	121,400	27,865
Vanachai Group PCL - NVDR	68,100	7,010
VGI PCL - NVDR	1,277,000	68,216
WHA Corp. PCL - NVDR	4,593,100	638,951
WHA Utilities and Power PCL - NVDR	1,600	164
WICE Logistics PCL - NVDR	673,000	116,091
Workpoint Entertainment PCL - NVDR	400	118
#*Xspring Capital PCL, Class R	3,928,800	96,191

TOTAL THAILAND		57,662,724

TURKEY — (1.0%)
Afyon Cimento Sanayi TAS	118,892	57,024
Agesa Hayat ve Emeklilik AS	4,453	9,270
Akbank TAS	3,536,772	3,682,686
Akcansa Cimento AS	36	215
Aksa Akrilik Kimya Sanayii AS	57,760	180,878
Aksa Enerji Uretim AS	57,218	70,863
*Aksigorta AS	191,742	42,628
Alarko Holding AS	37,943	135,718
*Albaraka Turk Katilim Bankasi AS	513,564	75,511
*Alcatel-Lucent Teletas Telekomunikasyon AS	2,459	7,774
Alkim Alkali Kimya AS	39,053	51,734
*Altinyag Kombinalari AS	39,012	12,065
*Anadolu Anonim Turk Sigorta Sirketi	14,688	30,578
Anadolu Efes Biracilik Ve Malt Sanayii AS	76,047	268,383
Anadolu Hayat Emeklilik AS	23,069	38,322
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE Ticaret AS	15,943	7,821
Arcelik AS	15,792	75,799
ARD Grup Bilisim Teknolojileri AS	19,697	15,720
Aselsan Elektronik Sanayi Ve Ticaret AS	159,696	233,340
*Aydem Yenilenebilir Enerji AS	95,492	66,659
Ayen Enerji AS	17,194	17,259
Aygaz AS	6,599	32,049
Bagfas Bandirma Gubre Fabrikalari AS	30,474	36,406
*Banvit Bandirma Vitaminli Yem Sanayii AS	2,546	10,169
*Baticim Bati Anadolu Cimento Sanayii AS	6,795	28,436
Bera Holding AS	345,128	208,716
BIM Birlesik Magazalar AS	215,087	2,067,797
*Biotrend Cevre VE Enerji Yatirimlari AS	99,325	63,226
Bizim Toptan Satis Magazalari AS	44	72
*Borusan Mannesmann Boru Sanayi ve Ticaret AS	1,776	57,939
Borusan Yatirim ve Pazarlama AS	328	26,956
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	196	563

86

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*Bursa Cimento Fabrikasi AS	27,034	$8,972
Cemtas Celik Makina Sanayi Ve Ticaret AS	130,228	54,728
Cimsa Cimento Sanayi VE Ticaret AS	144,186	187,337
Coca-Cola Icecek AS	38,181	496,345
Deva Holding AS	56	164
*Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	89,485	39,345
Dogus Otomotiv Servis ve Ticaret AS	17,663	155,137
EGE Endustri VE Ticaret AS	182	56,995
EGE Gubre Sanayii AS	7,055	32,017
ΩEnerjisa Enerji AS	364	626
Enka Insaat ve Sanayi AS	426,504	458,572
Erbosan Erciyas Boru Sanayii ve Ticaret AS	8,023	66,611
*Eregli Demir ve Celik Fabrikalari TAS	824,801	1,103,709
Escar Turizm Tasimacilik Ticaret AS	7,570	45,485
Esenboga Elektrik Uretim AS	13,213	41,961
*Europap Tezol Kagit Sanayi VE Ticaret AS	40,821	26,086
Ford Otomotiv Sanayi AS	18,249	507,168
Gentas Genel Metal Sanayi ve Ticaret AS	34,994	8,942
*Gersan Elektrik Ticaret ve Sanayi AS	22,114	22,354
Global Yatirim Holding AS	272,452	115,653
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	5,899	58,984
*Goodyear Lastikleri TAS	39,880	29,460
*Gubre Fabrikalari TAS	6,413	74,369
*Hektas Ticaret TAS	306,903	237,775
*Ihlas Holding AS	228,429	8,477
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	76,420	61,152
Info Yatirim AS	18,129	11,309
Is Yatirim Menkul Degerler AS	185,441	278,036
*Isiklar Enerji ve Yapi Holding AS	196,396	31,237
*Izmir Demir Celik Sanayi AS	314,866	66,662
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	61,100	55,760
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	578,072	509,978
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	224	169
*Karel Elektronik Sanayi ve Ticaret AS	9,216	9,772
*Karsan Otomotiv Sanayii Ve Ticaret AS	154,193	51,938
Kartonsan Karton Sanayi ve Ticaret AS	4,979	14,404
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	409,698	35,478
*Kerevitas Gida Sanayi ve Ticaret AS	22,642	8,843
Kervan Gida Sanayi Ve Ticaret AS	57,747	46,863
KOC Holding AS	335,738	1,623,347
Kontrolmatik Enerji Ve Muhendislik AS	11,920	110,594
Konya Kagit Sanayi VE Ticaret AS	4,867	8,429
Kordsa Teknik Tekstil AS	92	271
#Koza Altin Isletmeleri AS	178,878	138,840
*Kristal Kola ve Mesrubat Sanayi Ticaret AS	26,486	8,135
LDR Turizm AS	3,374	19,319
Logo Yazilim Sanayi Ve Ticaret AS	27,586	62,401
*Loras Holding A.S	118,219	15,168
*Marti Otel Isletmeleri AS	108,111	13,259
ΩMavi Giyim Sanayi Ve Ticaret AS, Class B	139,202	469,866
*Menderes Tekstil Sanayi ve Ticaret AS	57,365	19,464
Migros Ticaret AS	39,336	469,511
*ΩMLP Saglik Hizmetleri AS	1,330	7,188
Naturel Yenilenebilir Enerji Ticaret AS	3,487	38,749
*NET Holding AS	23,838	16,851
Nuh Cimento Sanayi AS	2,983	36,058
*ODAS Elektrik Uretim ve Sanayi Ticaret AS	734,241	306,488
*Orge Enerji Elektrik Taahhut AS	7,471	13,203

87

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*Otokar Otomotiv Ve Savunma Sanayi A.S.	3,605	$50,903
*Oyak Cimento Fabrikalari AS	86,196	217,373
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS, Class B	9,759	7,623
*Parsan Makina Parcalari Sanayii AS	9,015	37,121
*Pegasus Hava Tasimaciligi AS	28,345	706,302
*Peker Gayrimenkul Yatirim Ortakligi AS	190,314	184,174
*Penta Teknoloji Urunleri Dagitim Ticaret AS	47,029	34,076
*Petkim Petrokimya Holding AS	1,038,544	722,395
Pinar SUT Mamulleri Sanayii AS	3,708	9,718
Polisan Holding AS	43,620	23,111
*Reysas Tasimacilik ve Lojistik Ticaret AS	469	518
*RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS	29,733	13,693
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	76,088	84,875
*Sasa Polyester Sanayi AS	135,438	204,693
*Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	13,398	51,522
Sekerbank Turk AS	689,805	162,134
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	13,080	24,526
Sok Marketler Ticaret AS	143,214	302,700
*Tat Gida Sanayi AS	9,138	12,738
*TAV Havalimanlari Holding AS	87,442	354,185
Tekfen Holding AS	77,776	112,268
*Teknosa Ic Ve Dis Ticaret AS	57,212	64,304
Tofas Turk Otomobil Fabrikasi AS	45,874	390,272
*Tukas Gida Sanayi ve Ticaret AS	100,888	27,778
*Tumosan Motor ve Traktor Sanayi AS	16,601	56,857
*Turcas Petrol AS	136	122
*Turk Hava Yollari AO	242,954	1,865,987
*Turk Telekomunikasyon AS	66,890	45,417
Turk Traktor ve Ziraat Makineleri AS	4,684	119,988
*Turkcell Iletisim Hizmetleri AS	809,725	1,373,737
Turkiye Garanti Bankasi AS	83,098	138,043
Turkiye Is Bankasi AS	1,465,156	1,086,461
Turkiye Petrol Rafinerileri AS	477,473	2,394,727
Turkiye Sigorta AS	51,527	68,186
Turkiye Sise ve Cam Fabrikalari AS	301,087	503,785
*Turkiye Vakiflar Bankasi TAO	210,375	121,201
*Ulker Biskuvi Sanayi AS	85,530	219,170
Ulusoy Un Sanayi ve Ticaret AS	33,489	32,077
Vestel Beyaz Esya Sanayi ve Ticaret AS	180,162	106,788
*Vestel Elektronik Sanayi ve Ticaret AS	57,248	123,327
Yapi ve Kredi Bankasi AS	2,142,780	1,305,689
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	66,481	70,305
*Zorlu Enerji Elektrik Uretim AS	164,760	30,864

TOTAL TURKEY		29,470,323

UNITED ARAB EMIRATES — (1.5%)
Abu Dhabi Commercial Bank PJSC	1,120,671	2,450,038
Abu Dhabi Islamic Bank PJSC	632,214	1,772,884
Abu Dhabi National Hotels	1,136,750	297,418
Abu Dhabi National Oil Co. for Distribution PJSC	734,499	671,908
ADNOC Drilling Co. PJSC	44,664	44,262
Agthia Group PJSC	31,741	38,456
Air Arabia PJSC	1,000,124	713,402
*Ajman Bank PJSC	639,940	357,168
Aldar Properties PJSC	1,657,527	2,346,621
*Alpha Dhabi Holding PJSC	21,388	109,939
Amanat Holdings PJSC	368,064	99,707
*Apex Investment Co. PSC	431,265	212,521
Aramex PJSC	13,163	8,242

88

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (Continued)
Burjeel Holdings PLC	13,149	$10,418
Dana Gas PJSC	3,820,649	842,561
*Deyaar Development PJSC	803,945	128,701
Dubai Electricity & Water Authority PJSC	1,342,270	869,753
Dubai Financial Market PJSC	783,718	279,518
Dubai Investments PJSC	118,096	72,665
Dubai Islamic Bank PJSC	1,597,754	2,348,998
Emaar Development PJSC	465,059	785,017
Emaar Properties PJSC	4,102,665	7,472,592
Emirates NBD Bank PJSC	1,301,763	6,007,319
Emirates Telecommunications Group Co. PJSC	1,509,656	7,587,326
*EMSTEEL Building Materials PJSC	1,423,267	523,117
Fertiglobe PLC	813,829	711,242
First Abu Dhabi Bank PJSC	1,573,421	5,431,794
*Ghitha Holding PJSC	3,863	40,386
*Gulf Navigation Holding PJSC	195,359	382,952
*Manazel PJSC	710,822	70,057
*Palms Sports PrJSC	9,013	31,655
*RAK Properties PJSC	710,789	207,063
Ras Al Khaimah Ceramics	89,781	59,398
*Union Properties PJSC	1,183,129	106,298

TOTAL UNITED ARAB EMIRATES		43,091,396

TOTAL COMMON STOCKS		2,821,595,519

PREFERRED STOCKS — (1.6%)
BRAZIL — (1.6%)
*Alpargatas SA	92,495	151,316
Banco ABC Brasil SA	26,619	98,759
Banco Bradesco SA	1,838,290	5,099,678
Banco do Estado do Rio Grande do Sul SA, Preference B	993,800	2,148,011
Banco Pine SA	7,500	5,220
*Braskem SA, Preference A	23,400	74,566
Centrais Eletricas Brasileiras SA, Preference B	73,800	562,683
Cia de Ferro Ligas da Bahia FERBASA	20,200	194,790
Cia de Saneamento do Parana	167,524	144,835
Cia Energetica de Minas Gerais	961,222	2,237,705
Cia Paranaense de Energia, Class B	769,645	1,280,453
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	58,900	247,490
Eucatex SA Industria e Comercio	100	244
Gerdau SA	117,450	507,017
*Gol Linhas Aereas Inteligentes SA	50	84
Itau Unibanco Holding SA	1,647,201	8,760,248
Marcopolo SA	241,600	251,038
Petroleo Brasileiro SA	3,224,300	22,211,418
Raizen SA	174,300	125,463
Randon SA Implementos e Participacoes	105,400	228,022
Schulz SA	33,110	48,191
Taurus Armas SA	41,680	122,321
Unipar Carbocloro SA	2,530	35,680
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Preference A	212,527	278,565

TOTAL BRAZIL		44,813,797

CHILE — (0.0%)
Embotelladora Andina SA, Preference B	26,360	53,430
Sociedad Quimica y Minera de Chile SA, Class B	1,348	65,006

TOTAL CHILE		118,436

COLOMBIA — (0.0%)
Bancolombia SA	21,055	134,364
Grupo Aval Acciones y Valores SA	85,331	9,488

89

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
COLOMBIA — (Continued)
Grupo de Inversiones Suramericana SA	140	$407

TOTAL COLOMBIA		144,259

INDIA — (0.0%)
*<»TVS Holdings Pvt, Ltd.	36	5
*TVS Holdings, Ltd.	36,772	4,593

TOTAL INDIA		4,598

PHILIPPINES — (0.0%)
Cebu Air, Inc.	7,265	4,071

TOTAL PHILIPPINES		4,071

TOTAL PREFERRED STOCKS		45,085,161

INVESTMENT COMPANY —(0.0%)
BRAZIL — (0.0%)
BRPR Corporate Offices Fdo De Inv Imob	822	10,236

TOTAL BRAZIL		10,236

TOTAL INVESTMENT COMPANY		10,236

RIGHTS/WARRANTS — (0.0%)
*Localiza Rent A Car SA 11/13/2023	343	476

TOTAL BRAZIL		476

KOREA, REPUBLIC OF — (0.0%)
*Amicogen, Inc. 12/06/2023	1,116	2,901
*Cosmoam&T Co., Ltd. 11/08/2023	330	4,056
*Ecoplastic Corp. 11/8/2023	3,184	3,784
*Hanwha Ocean Co., Ltd. 11/10/2023	14,320	18,555

TOTAL KOREA, REPUBLIC OF		29,296

KUWAIT — (0.0%)
*Gulf Bank KSCP 11/13/2023	81,189	1,679

TOTAL KUWAIT		1,679

TAIWAN — (0.0%)
*Concord International 11/27/2023	3,366	239
*Farglory F T Z Invest 11/08/2023	5,500	1,094
*FOCI Fiber Optic Communic 11/01/2023	3,638	1,492
*Gudeng Precision Industry 11/28/2023	933	1,035
*Phoenix Silicon Inter 11/20/2023	12,166	1,425
*Tai Tung Communication Co. 11/02/2023	5,367	66
*Winbond Electronics Corp. 11/6/2023	69,507	6,322

TOTAL TAIWAN		11,673

THAILAND — (0.0%)
*Cal-Co. Eleccal Co. Electronics Thai 11/13/2023	119,076	66
*Eastern Power Group PCL 06/29/2025	150	1
*Kiatnakin Phatra Bank PCL 03/17/2024	2,842	19

90

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
*Kiatnakin Phatra Bank PCL 03/17/2026	2,842	$158
*Power Solution Tec WTS 10/11/2025	1,200	3
*<»Samart Corp.	4,614	—
*TMBThanachart Bank PCL 5/10/2025	492	10

TOTAL THAILAND		257

TOTAL RIGHTS/WARRANTS		43,381

TOTAL INVESTMENT SECURITIES — (99.0%)
(Cost $3,074,778,953)		2,866,734,297
SECURITIES LENDING COLLATERAL — (1.0%)
@§The DFA Short Term Investment Fund	2,511,491	29,050,433

TOTAL INVESTMENTS — (100.0%)
(Cost $3,103,829,386)		$2,895,784,730

As of October 31, 2023, Dimensional Emerging Core Equity Market ETF had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts
S&P 500 Emini Index	50	12/15/23	$10,945,052	$10,741,238	$(203,814)

Total Futures Contracts			$10,945,052	$10,741,238	$(203,814)

*	Non-Income Producing Securities
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

91

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (97.9%)
BRAZIL — (3.6%)
BB Seguridade Participacoes SA	9,897	$60,367
CCR SA	60,300	143,247
JBS S/A	29,380	116,693
Klabin SA	100,020	424,435
Petroleo Brasileiro SA	255,672	1,918,427
#Petroleo Brasileiro SA, Sponsored ADR	20,950	289,739
#Petroleo Brasileiro SA, Sponsored ADR	4,000	60,000
*PRIO SA	53,662	507,570
Raia Drogasil SA	69,224	354,150
Suzano SA	95,541	977,008
Vale SA, Sponsored ADR	62,032	850,459

TOTAL BRAZIL		5,702,095

CHILE — (0.4%)
Banco de Chile	1,004,167	102,832
Banco de Chile, Sponsored ADR	1,401	28,693
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	10,180	492,712

TOTAL CHILE		624,237

CHINA — (27.1%) 37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	8,500	23,965
Aier Eye Hospital Group Co., Ltd., Class A	63,816	159,148
Aluminum Corp. of China, Ltd., Class H	678,000	363,063
Anhui Anke Biotechnology Group Co., Ltd., Class A	4,300	6,161
Anhui Conch Cement Co., Ltd., Class H	21,500	53,636
Anhui Guangxin Agrochemical Co., Ltd., Class A	4,720	10,697
Anhui Gujing Distillery Co., Ltd., Class A	300	11,401
Anhui Kouzi Distillery Co., Ltd., Class A	2,700	18,453
Anhui Yingjia Distillery Co., Ltd., Class A	7,700	80,439
ANTA Sports Products, Ltd.	142,600	1,610,141
Apeloa Pharmaceutical Co., Ltd., Class A	3,700	8,683
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	3,100	12,038
Avary Holding Shenzhen Co., Ltd., Class A	17,700	51,639
*Beijing Jetsen Technology Co., Ltd., Class A	4,600	3,045
Beijing United Information Technology Co., Ltd., Class A	4,370	22,391
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	11,900	71,088
Biem.L.Fdlkk Garment Co., Ltd., Class A	2,800	12,837
BOE Technology Group Co., Ltd., Class A	71,400	38,121
Bosideng International Holdings, Ltd.	22,000	8,688
BYD Co., Ltd.	58,000	1,759,732
BYD Electronic International Co., Ltd.	19,500	81,244
Canmax Technologies Co., Ltd., Class A	4,290	15,887
Changchun High & New Technology Industry Group, Inc., Class A	400	8,478
Chengxin Lithium Group Co., Ltd., Class A	2,100	6,719
*Chifeng Jilong Gold Mining Co., Ltd., Class A	17,300	34,850
China Coal Energy Co., Ltd., Class H	419,000	328,791
ΩChina Feihe, Ltd.	74,000	45,963
China Hongqiao Group, Ltd.	183,500	171,666
China Jushi Co., Ltd., Class A	28,800	45,385
China Kings Resources Group Co., Ltd., Class A	4,295	18,135
China Merchants Bank Co., Ltd., Class H	206,000	784,551
China National Building Material Co., Ltd., Class H	102,000	48,493
China National Nuclear Power Co., Ltd., Class A	45,400	45,882
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	14,200	40,422
China Petroleum & Chemical Corp., Class H	1,366,000	698,311

1

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Resources Beer Holdings Co., Ltd.	206,000	$1,089,947
China Resources Gas Group, Ltd.	138,300	409,177
China Resources Land, Ltd.	8,000	29,957
China Shenhua Energy Co., Ltd., Class H	258,500	792,884
China Tourism Group Duty Free Corp., Ltd., Class A	2,900	37,366
ΩChina Tower Corp., Ltd., Class H	7,436,000	693,745
China Vanke Co., Ltd., Class H	49,200	46,027
China Zhenhua Group Science & Technology Co., Ltd., Class A	4,600	41,921
Chongqing Brewery Co., Ltd., Class A	9,800	104,780
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	4,620	7,689
Chongqing Zhifei Biological Products Co., Ltd., Class A	14,150	120,743
Chow Tai Seng Jewellery Co., Ltd., Class A	2,100	4,222
CMOC Group, Ltd., Class H	498,000	296,588
Contemporary Amperex Technology Co., Ltd., Class A	15,700	396,881
ΩCSC Financial Co., Ltd., Class H	11,500	10,347
CSPC Pharmaceutical Group, Ltd.	1,386,000	1,209,823
Daan Gene Co., Ltd., Class A	4,200	5,572
DaShenLin Pharmaceutical Group Co., Ltd., Class A	9,228	29,914
*Deppon Logistics Co., Ltd., Class A	22,300	45,408
Do-Fluoride New Materials Co., Ltd., Class A	4,980	10,853
Ecovacs Robotics Co., Ltd., Class A	1,400	8,230
ENN Natural Gas Co., Ltd., Class A	26,100	61,357
Flat Glass Group Co., Ltd., Class H	54,000	96,756
Focus Media Information Technology Co., Ltd., Class A	62,200	58,624
Foshan Haitian Flavouring & Food Co., Ltd., Class A	29,972	153,696
ΩFuyao Glass Industry Group Co., Ltd., Class H	92,800	422,810
ΩGanfeng Lithium Group Co., Ltd., Class H	69,320	248,502
G-bits Network Technology Xiamen Co., Ltd., Class A	700	25,361
Gongniu Group Co., Ltd., Class A	1,096	15,786
GoodWe Technologies Co., Ltd., Class A	1,206	19,135
Gree Electric Appliances, Inc. of Zhuhai, Class A	12,800	59,153
Guangdong Haid Group Co., Ltd., Class A	7,600	46,622
Guanghui Energy Co., Ltd., Class A	58,300	59,554
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	1,500	6,301
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,400	28,665
Guangzhou Tinci Materials Technology Co., Ltd., Class A	18,900	71,589
Haier Smart Home Co., Ltd., Class H	302,600	866,273
Hainan Drinda New Energy Technology Co., Ltd., Class A	1,000	11,892
Hangzhou Oxygen Plant Group Co., Ltd., Class A	9,100	40,926
Hangzhou Silan Microelectronics Co., Ltd., Class A	15,900	52,538
Hefei Meiya Optoelectronic Technology, Inc., Class A	5,600	14,797
Henan Shenhuo Coal & Power Co., Ltd., Class A	25,600	57,427
Henan Shuanghui Investment & Development Co., Ltd., Class A	17,400	62,115
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	10,300	20,412
*Hengli Petrochemical Co., Ltd., Class A	15,300	30,508
Hithink RoyalFlush Information Network Co., Ltd., Class A	4,300	82,339
Hoyuan Green Energy Co., Ltd., Class A	6,308	32,072
*ΩHua Hong Semiconductor, Ltd.	59,000	144,774
Huafon Chemical Co., Ltd., Class A	2,000	1,975
Huaibei Mining Holdings Co., Ltd., Class A	29,700	59,383
ΩHuatai Securities Co., Ltd., Class H	38,400	50,254
Huaxin Cement Co., Ltd., Class A	1,000	2,029
Hubei Xingfa Chemicals Group Co., Ltd., Class A	7,600	20,340
Hunan Valin Steel Co., Ltd., Class A	16,200	12,864
Imeik Technology Development Co., Ltd., Class A	800	35,919
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	17,500	32,416
Inner Mongolia ERDOS Resources Co., Ltd., Class A	588	749
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	141,500	77,090

2

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,800	$17,926
JA Solar Technology Co., Ltd., Class A	17,080	52,203
Jafron Biomedical Co., Ltd., Class A	15,300	49,326
Jason Furniture Hangzhou Co., Ltd., Class A	800	4,038
JCET Group Co., Ltd., Class A	10,200	42,789
Jiangsu Eastern Shenghong Co., Ltd., Class A	11,300	16,376
Jiangsu Hengli Hydraulic Co., Ltd., Class A	11,700	89,717
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	10,800	86,052
Jiangsu Pacific Quartz Co., Ltd., Class A	3,500	43,867
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	3,300	54,880
Jiangsu Yangnong Chemical Co., Ltd., Class A	2,840	26,133
Jingjin Equipment, Inc., Class A	2,100	6,576
Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	2,900	4,653
JiuGui Liquor Co., Ltd., Class A	4,700	48,959
Jizhong Energy Resources Co., Ltd., Class A	25,800	22,525
*Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	6,300	28,831
Kunshan Kinglai Hygienic Materials Co., Ltd., Class A	360	1,668
Kweichow Moutai Co., Ltd., Class A	5,200	1,193,102
Lao Feng Xiang Co., Ltd., Class A	1,700	14,409
Laobaixing Pharmacy Chain JSC, Class A	3,900	13,482
LB Group Co., Ltd., Class A	28,700	72,824
Lenovo Group, Ltd.	1,140,000	1,325,819
Li Ning Co., Ltd.	375,000	1,150,218
ΩLongfor Group Holdings, Ltd.	127,500	185,435
Luxi Chemical Group Co., Ltd., Class A	11,600	17,932
Luxshare Precision Industry Co., Ltd., Class A	33,700	150,414
Luzhou Laojiao Co., Ltd., Class A	9,500	277,687
Mango Excellent Media Co., Ltd., Class A	22,300	76,813
Muyuan Foods Co., Ltd., Class A	33,100	170,233
NetEase, Inc.	96,600	2,077,778
Ningbo Haitian Precision Machinery Co., Ltd., Class A	300	1,104
Ningbo Orient Wires & Cables Co., Ltd., Class A	2,600	14,909
Ningxia Baofeng Energy Group Co., Ltd., Class A	25,900	50,868
Orient Overseas International, Ltd.	21,000	264,761
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	25,700	12,216
*PDD Holdings, Inc., Sponsored ADR	19,093	1,936,412
PetroChina Co., Ltd., Class H	1,734,000	1,130,205
ΩPharmaron Beijing Co., Ltd., Class H	26,250	62,601
Ping An Insurance Group Co. of China, Ltd.	118,500	607,296
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	16,500	22,473
Qianhe Condiment and Food Co., Ltd., Class A	800	1,933
*Qinghai Salt Lake Industry Co., Ltd., Class A	31,000	71,483
Rongsheng Petrochemical Co., Ltd., Class A	109,900	170,492
Satellite Chemical Co., Ltd., Class A	8,470	18,770
SF Holding Co., Ltd., Class A	21,500	115,084
SG Micro Corp., Class A	3,510	42,825
Shaanxi Coal Industry Co., Ltd., Class A	54,400	133,517
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	32,450	35,623
ΩShandong Gold Mining Co., Ltd., Class H	43,500	81,945
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	10,600	46,445
Shanghai Aiko Solar Energy Co., Ltd., Class A	16,700	44,582
Shanghai Baosight Software Co., Ltd., Class A	3,600	20,922
Shanghai M&G Stationery, Inc., Class A	10,000	52,778
Shanghai Putailai New Energy Technology Co., Ltd., Class A	5,900	20,090
Shanxi Coking Coal Energy Group Co., Ltd., Class A	58,000	68,253
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	33,100	85,657
*Shanxi Meijin Energy Co., Ltd., Class A	23,200	22,151
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	6,400	215,482

3

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shede Spirits Co., Ltd., Class A	2,100	$32,924
Shenzhen Capchem Technology Co., Ltd., Class A	2,800	16,841
Shenzhen Dynanonic Co., Ltd., Class A	320	3,427
Shenzhen Kstar Science And Technology Co., Ltd., Class A	2,100	7,471
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	5,500	214,260
Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A	800	7,432
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	16,200	49,028
Shinghwa Advanced Material Group Co., Ltd., Class A	400	2,831
Sichuan Hebang Biotechnology Co., Ltd., Class A	76,316	24,739
Sichuan Road and Bridge Group Co., Ltd., Class A	39,060	41,017
Sichuan Swellfun Co., Ltd., Class A	31,900	265,687
Sichuan Yahua Industrial Group Co., Ltd., Class A	7,200	13,808
Sinoma Science & Technology Co., Ltd., Class A	1,300	3,061
Sinomine Resource Group Co., Ltd., Class A	8,520	43,366
Sinopharm Group Co., Ltd., Class H	66,400	158,689
*Skshu Paint Co., Ltd., Class A	4,000	32,470
ΩSmoore International Holdings, Ltd.	58,000	44,698
Sungrow Power Supply Co., Ltd., Class A	5,900	67,622
Sunny Optical Technology Group Co., Ltd.	6,100	51,102
Suplet Power Co., Ltd., Class A	8,060	18,059
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	12,800	32,619
TBEA Co., Ltd., Class A	30,410	57,945
Tencent Holdings, Ltd.	187,600	6,933,763
*Tibet Summit Resources Co., Ltd., Class A	10,400	19,944
Tingyi Cayman Islands Holding Corp.	250,000	331,646
TongFu Microelectronics Co., Ltd., Class A	13,400	37,323
Tongwei Co., Ltd., Class A	26,600	98,907
*Topchoice Medical Corp., Class A	200	2,439
Tsingtao Brewery Co., Ltd., Class H	82,000	621,450
*Unigroup Guoxin Microelectronics Co., Ltd., Class A	4,239	43,475
Universal Scientific Industrial Shanghai Co., Ltd., Class A	800	1,583
*Vipshop Holdings, Ltd., Sponsored ADR	27,644	394,203
Wanhua Chemical Group Co., Ltd., Class A	17,700	214,076
Want Want China Holdings, Ltd.	559,000	347,205
Wens Foodstuffs Group Co., Ltd., Class A	30,900	79,122
Western Mining Co., Ltd., Class A	27,300	46,702
Wuliangye Yibin Co., Ltd., Class A	20,000	424,950
#ΩWuXi AppTec Co., Ltd., Class H	40,700	488,945
Wuxi Autowell Technology Co., Ltd., Class A	1,200	22,349
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	7,900	30,117
Xiamen Faratronic Co., Ltd., Class A	2,100	28,548
Xinyi Solar Holdings, Ltd.	86,000	50,559
ΩYadea Group Holdings, Ltd.	138,000	252,205
Yangling Metron New Material, Inc., Class A	2,100	11,401
Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	300	1,551
Yankershop Food Co., Ltd., Class A	100	1,074
Yankuang Energy Group Co., Ltd., Class H	376,000	653,529
Yealink Network Technology Corp., Ltd., Class A	9,200	41,789
Yifeng Pharmacy Chain Co., Ltd., Class A	9,580	42,746
Yixintang Pharmaceutical Group Co., Ltd., Class A	1,700	4,930
YongXing Special Materials Technology Co., Ltd., Class A	4,890	33,268
Youngy Co., Ltd., Class A	700	5,285
YTO Express Group Co., Ltd., Class A	27,300	50,495
Yum China Holdings, Inc.	21,850	1,143,239
Yunda Holding Co., Ltd., Class A	14,200	17,619
Yunnan Aluminium Co., Ltd., Class A	20,300	38,487
Yunnan Copper Co., Ltd., Class A	11,000	16,540
Yunnan Energy New Material Co., Ltd., Class A	3,300	30,114

4

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Yunnan Tin Co., Ltd., Class A	11,300	$21,701
Zangge Mining Co., Ltd., Class A	13,100	39,949
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	9,700	21,363
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	17,800	105,437
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,000	7,284
Zhejiang Supor Co., Ltd., Class A	4,600	31,408
Zhejiang Weiming Environment Protection Co., Ltd., Class A	4,420	10,800
Zhejiang Weixing New Building Materials Co., Ltd., Class A	14,300	32,156
Zhejiang Yongtai Technology Co., Ltd., Class A	600	1,037
Zhongsheng Group Holdings, Ltd.	124,000	285,888
Zhuzhou Hongda Electronics Corp., Ltd., Class A	200	891
Zhuzhou Kibing Group Co., Ltd., Class A	41,600	45,215
Zijin Mining Group Co., Ltd., Class H	724,000	1,125,149
ZTE Corp., Class H	20,400	45,312

TOTAL CHINA		43,373,026

COLOMBIA — (0.1%)
Bancolombia SA	1,777	12,607
Bancolombia SA, Sponsored ADR	2,015	51,141
#Ecopetrol SA, Sponsored ADR	9,656	114,037

TOTAL COLOMBIA		177,785

CZECHIA — (0.2%)
CEZ AS	6,906	295,051
ΩMoneta Money Bank AS	4,231	16,320

TOTAL CZECHIA		311,371

GREECE — (0.4%)
Hellenic Telecommunications Organization SA	9,348	130,724
Motor Oil Hellas Corinth Refineries SA	10,494	249,575
Mytilineos SA	3,143	116,209
OPAP SA	9,211	155,777

TOTAL GREECE		652,285

HUNGARY — (0.3%)
MOL Hungarian Oil & Gas PLC	40,615	322,452
OTP Bank Nyrt	1,510	56,065
Richter Gedeon Nyrt	2,849	66,653

TOTAL HUNGARY		445,170

INDIA — (16.4%)
APL Apollo Tubes, Ltd.	10,284	193,344
Apollo Hospitals Enterprise, Ltd.	7,518	435,221
Ashok Leyland, Ltd.	134,176	270,258
Asian Paints, Ltd.	15,562	559,930
Astral, Ltd.	9,189	204,261
Axis Bank, Ltd.	14,263	168,200
Balkrishna Industries, Ltd.	1,217	37,329
Berger Paints India, Ltd.	24,241	162,638
Bharat Electronics, Ltd.	387,871	620,761
Bharat Forge, Ltd.	23,053	282,241
Bharti Airtel, Ltd.	131,294	1,441,953
Britannia Industries, Ltd.	8,748	465,093
CG Power & Industrial Solutions, Ltd.	44,855	210,163
Colgate-Palmolive India, Ltd.	8,249	209,428
Coromandel International, Ltd.	2,650	33,197
Dabur India, Ltd.	20,146	127,977
Deepak Nitrite, Ltd.	2,076	49,538
Divi’s Laboratories, Ltd.	12,347	502,481
Dr Reddy’s Laboratories, Ltd.	1,349	86,968
Gujarat Fluorochemicals, Ltd.	1,415	47,138

5

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Havells India, Ltd.	9,403	$140,737
HCL Technologies, Ltd.	57,561	882,164
ΩHDFC Asset Management Co., Ltd.	6,184	203,067
Hindalco Industries, Ltd.	113,763	627,851
Hindustan Aeronautics, Ltd.	12,890	282,242
Hindustan Unilever, Ltd.	6,365	189,898
Indian Railway Catering & Tourism Corp., Ltd.	17,719	141,599
*Indus Towers, Ltd.	85,796	177,654
Infosys, Ltd.	156,700	2,575,444
Infosys, Ltd., Sponsored ADR	9,117	149,701
ITC, Ltd.	162,484	836,046
Jindal Steel & Power, Ltd.	51,961	395,549
JSW Steel, Ltd.	93,009	822,582
Jubilant Foodworks, Ltd.	20,782	125,041
ΩL&T Technology Services, Ltd.	2,494	125,412
ΩLaurus Labs, Ltd.	7,547	32,791
ΩLTIMindtree, Ltd.	7,050	428,493
Mahindra & Mahindra, Ltd.	11,604	203,289
Marico, Ltd.	65,870	424,490
Mphasis, Ltd.	9,177	234,047
Nestle India, Ltd.	2,810	817,930
Oracle Financial Services Software, Ltd.	1,013	47,179
Page Industries, Ltd.	462	209,842
Persistent Systems, Ltd.	4,002	296,102
Petronet LNG, Ltd.	87,268	209,212
Pidilite Industries, Ltd.	8,827	260,594
Polycab India, Ltd.	2,259	133,548
Procter & Gamble Hygiene & Health Care, Ltd.	216	45,506
Schaeffler India, Ltd.	2,371	80,232
Solar Industries India, Ltd.	1,936	127,902
SRF, Ltd.	15,975	421,216
Steel Authority of India, Ltd.	33,286	33,522
Supreme Industries, Ltd.	282	14,663
*Suzlon Energy, Ltd.	313,916	115,373
Tata Communications, Ltd.	8,776	175,317
Tata Consultancy Services, Ltd.	43,996	1,780,132
Tata Elxsi, Ltd.	2,888	264,496
Tata Motors, Ltd.	167,116	1,261,819
Tata Steel, Ltd.	528,665	754,023
Tech Mahindra, Ltd.	56,277	765,929
Titan Co., Ltd.	24,284	930,322
Torrent Pharmaceuticals, Ltd.	8,730	201,765
Trent, Ltd.	5,052	130,744
Tube Investments of India, Ltd.	13,408	507,309
TVS Motor Co., Ltd.	16,870	322,330
*United Spirits, Ltd.	20,980	260,099
UPL, Ltd.	53,504	347,338
Varun Beverages, Ltd.	36,682	400,398
Vedanta, Ltd.	74,196	193,023

TOTAL INDIA		26,214,081

INDONESIA — (2.1%)
Adaro Energy Indonesia TBK PT	1,484,300	239,207
Bank Central Asia TBK PT	2,098,800	1,156,091
Bank Mandiri Persero TBK PT	1,572,000	561,605
Bank Rakyat Indonesia Persero TBK PT	133,300	41,622
Bukit Asam TBK PT	330,300	51,567
*Charoen Pokphand Indonesia TBK PT	312,300	114,028
Indo Tambangraya Megah TBK PT	30,400	50,763

6

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Indofood CBP Sukses Makmur TBK PT	7,600	$4,952
Kalbe Farma TBK PT	804,800	85,622
Mayora Indah TBK PT	405,800	72,807
Medco Energi Internasional TBK PT	714,800	57,373
*Merdeka Copper Gold TBK PT	326,200	45,793
Mitra Keluarga Karyasehat TBK PT	198,000	34,153
*MNC Digital Entertainment TBK PT	33,000	6,253
Sarana Menara Nusantara TBK PT	2,073,500	116,173
Sumber Alfaria Trijaya TBK PT	1,338,000	243,426
Tower Bersama Infrastructure TBK PT	599,700	78,148
Transcoal Pacific TBK PT	45,000	24,717
Unilever Indonesia TBK PT	531,600	121,145
United Tractors TBK PT	194,600	307,795

TOTAL INDONESIA		3,413,240

KOREA, REPUBLIC OF — (12.4%)
BGF retail Co., Ltd.	841	86,058
Celltrion, Inc.	4,408	487,946
Cheil Worldwide, Inc.	5,538	81,437
CJ CheilJedang Corp.	442	92,455
CJ Corp.	766	47,699
CJ Logistics Corp.	78	4,383
*Cosmo AM&T Co., Ltd.	106	10,941
Coway Co., Ltd.	7,395	236,544
*Daewoo Engineering & Construction Co., Ltd.	3,156	9,184
DB HiTek Co., Ltd.	7,829	280,570
DB Insurance Co., Ltd.	3,522	229,228
Dongjin Semichem Co., Ltd.	2,738	60,718
Dongwon Industries Co., Ltd.	426	9,416
Doosan Bobcat, Inc.	3,832	109,948
Doosan Co., Ltd.	33	1,818
#Ecopro BM Co., Ltd.	1,458	211,810
#Ecopro Co., Ltd.	734	336,959
F&F Co., Ltd.	950	65,699
Fila Holdings Corp.	276	7,306
Foosung Co., Ltd.	2,075	15,303
GS Holdings Corp.	7,731	225,539
GS Retail Co., Ltd.	1,372	24,686
Hana Financial Group, Inc.	2,572	74,653
Hanmi Pharm Co., Ltd.	293	61,180
Hanmi Semiconductor Co., Ltd.	1,055	41,011
Hanon Systems	8,653	44,080
Hansol Chemical Co., Ltd.	1,151	128,007
Hanwha Aerospace Co., Ltd.	226	16,901
Hanwha Corp.	545	8,959
*Hanwha Life Insurance Co., Ltd.	35,121	72,034
HD Hyundai Electric Co., Ltd.	389	21,602
HD Hyundai Infracore Co., Ltd.	7,044	34,893
Hite Jinro Co., Ltd.	2,178	34,269
HL Mando Co., Ltd.	1,739	42,170
Hotel Shilla Co., Ltd.	2,248	103,699
Hyosung Advanced Materials Corp.	203	53,660
Hyosung TNC Corp.	144	38,065
Hyundai Autoever Corp.	105	10,107
Hyundai Glovis Co., Ltd.	1,901	240,836
Hyundai Marine & Fire Insurance Co., Ltd.	4,163	97,097
Hyundai Motor Co.	2,457	308,728
Industrial Bank of Korea	2,576	21,305
IsuPetasys Co., Ltd.	455	7,294

7

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
JB Financial Group Co., Ltd.	1,125	$8,413
JYP Entertainment Corp.	3,225	245,000
KIWOOM Securities Co., Ltd.	151	9,000
Korean Air Lines Co., Ltd.	20,498	311,139
Kumho Petrochemical Co., Ltd.	1,821	170,835
L&F Co., Ltd.	436	42,097
LEENO Industrial, Inc.	391	39,808
LG Chem, Ltd.	129	42,027
*LG Display Co., Ltd.	6,590	59,481
LG Electronics, Inc.	11,578	854,709
LG H&H Co., Ltd.	127	29,668
LG Innotek Co., Ltd.	1,400	231,165
LG Uplus Corp.	30,574	228,872
LIG Nex1 Co., Ltd.	237	15,285
LOTTE Fine Chemical Co., Ltd.	173	7,173
LS Electric Co., Ltd.	640	30,328
LX Semicon Co., Ltd.	162	8,588
Meritz Financial Group, Inc.	7,822	290,744
*OCI Co., Ltd.	105	8,101
OCI Holdings Co., Ltd.	232	16,715
Orion Corp.	1,051	93,229
Pan Ocean Co., Ltd.	25,804	82,157
People & Technology, Inc.	81	2,948
#Posco DX Co., Ltd.	435	15,799
Posco International Corp.	1,948	72,263
S-1 Corp.	207	8,369
Samsung Electro-Mechanics Co., Ltd.	5,430	499,759
Samsung Electronics Co., Ltd.	148,209	7,341,588
*Samsung Engineering Co., Ltd.	8,664	152,360
Samsung Fire & Marine Insurance Co., Ltd.	2,560	489,993
Samsung SDI Co., Ltd.	1,044	328,919
Samsung Securities Co., Ltd.	646	16,885
Seegene, Inc.	2,678	37,834
Shinsegae, Inc.	63	7,874
SK Hynix, Inc.	35,996	3,099,726
*SK Innovation Co., Ltd.	3,512	317,772
SM Entertainment Co., Ltd.	65	4,851
S-Oil Corp.	4,737	232,895
Soulbrain Co., Ltd.	60	10,307
SSANGYONG C&E Co., Ltd.	1,506	6,211
*Studio Dragon Corp.	692	25,030
Woori Financial Group, Inc.	22,884	201,636
Youngone Corp.	1,148	46,156

TOTAL KOREA, REPUBLIC OF		19,839,906

KUWAIT — (0.7%)
Kuwait Telecommunications Co.	23,636	40,469
Mobile Telecommunications Co. KSCP	254,597	395,610
National Bank of Kuwait SAKP	243,974	691,214

TOTAL KUWAIT		1,127,293

MALAYSIA — (1.8%)
*AGMO HOLDINGS BHD	5,020	601
Axiata Group BHD	248,400	113,655
Bursa Malaysia BHD	2,200	3,135
#Carlsberg Brewery Malaysia BHD	7,200	30,072
CELCOMDIGI BHD	143,800	127,668
Fraser & Neave Holdings BHD	10,300	56,424
#*Greatech Technology BHD	26,200	25,405

8

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
*Hartalega Holdings BHD	207,700	$90,238
#Heineken Malaysia BHD	14,800	74,054
#Inari Amertron BHD	368,600	220,487
#IOI Corp. BHD	226,600	186,911
Kuala Lumpur Kepong BHD	63,700	293,866
Malaysian Pacific Industries BHD	8,900	48,082
Maxis BHD	100,200	83,281
ΩMR DIY Group M BHD	183,800	57,094
My EG Services BHD	496,784	81,329
Nestle Malaysia BHD	3,300	85,747
#Petronas Chemicals Group BHD	82,400	126,942
Petronas Dagangan BHD	24,200	116,111
Press Metal Aluminium Holdings BHD	214,700	221,707
#Public Bank BHD	152,400	133,064
QL Resources BHD	97,300	112,933
Sime Darby BHD	109,900	52,822
Sime Darby Plantation BHD	133,300	121,424
#TIME dotCom BHD	123,300	137,676
*Top Glove Corp. BHD	355,300	54,065
United Plantations BHD	14,900	52,789
ViTrox Corp. BHD	14,500	20,938
Westports Holdings BHD	29,100	20,522
Yinson Holdings BHD	119,540	61,470

TOTAL MALAYSIA		2,810,512

MEXICO — (2.2%)
America Movil SAB de CV, ADR	65,810	1,092,446
America Movil SAB de CV, Class B	440,329	363,668
Gruma SAB de CV, Class B	17,425	303,096
Grupo Aeroportuario del Pacifico SAB de CV, Class B	882	10,284
#Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	2,711	315,642
Grupo Bimbo SAB de CV, Class A	123,981	502,572
Grupo Comercial Chedraui SA de CV	1,500	8,726
Grupo Mexico SAB de CV, Class B	20,800	86,262
Kimberly-Clark de Mexico SAB de CV, Class A	173,300	317,168
Orbia Advance Corp. SAB de CV	36,600	59,321
Wal-Mart de Mexico SAB de CV	152,950	547,309

TOTAL MEXICO		3,606,494

PHILIPPINES — (0.7%)
Bank of the Philippine Islands	1,067	1,890
BDO Unibank, Inc.	87,824	197,348
*Bloomberry Resorts Corp.	138,200	22,189
DMCI Holdings, Inc.	222,500	35,959
Emperador, Inc.	33,500	12,281
Globe Telecom, Inc.	3,222	99,942
International Container Terminal Services, Inc.	48,650	172,513
Jollibee Foods Corp.	43,480	157,092
PLDT, Inc.	2,285	48,729
#PLDT, Inc., Sponsored ADR	4,389	95,768
San Miguel Corp.	39,640	73,426
San Miguel Food and Beverage, Inc.	300	269
Semirara Mining & Power Corp.	62,100	31,739
Universal Robina Corp.	87,620	168,785

TOTAL PHILIPPINES		1,117,930

POLAND — (1.1%)
Asseco Poland SA	3,725	68,109
Bank Handlowy w Warszawie SA	2,731	55,929
Budimex SA	1,108	123,578

9

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
*ΩDino Polska SA	1,994	$188,564
Grupa Kety SA	599	100,923
*ING Bank Slaski SA	882	45,733
Inter Cars SA	570	77,100
KGHM Polska Miedz SA	1,807	48,134
LPP SA	99	318,567
ORLEN SA	30,284	477,904
*Pepco Group NV	11,106	44,935
Powszechny Zaklad Ubezpieczen SA	16,819	190,022

TOTAL POLAND		1,739,498

QATAR — (0.8%)
Ooredoo QPSC	131,061	355,999
Qatar Gas Transport Co., Ltd.	288,609	279,018
Qatar National Bank QPSC	166,859	682,376

TOTAL QATAR		1,317,393

SAUDI ARABIA — (4.0%)
Al Rajhi Bank	2,579	46,127
Almarai Co. JSC	21,022	313,234
Arabian Internet & Communications Services Co.	2,201	183,515
Bupa Arabia for Cooperative Insurance Co.	6,704	380,625
Co. for Cooperative Insurance (The)	5,742	184,890
Dr Sulaiman Al Habib Medical Services Group Co., Class H	7,674	515,473
Etihad Etisalat Co.	48,451	595,370
Jarir Marketing Co.	45,691	176,353
Mouwasat Medical Services Co.	5,015	133,676
Nahdi Medical Co.	3,959	149,639
SABIC Agri-Nutrients Co.	27,091	966,195
Sahara International Petrochemical Co.	15,195	130,621
*Saudi Arabian Mining Co.	2,648	25,410
ΩSaudi Arabian Oil Co.	156,562	1,389,678
Saudi Telecom Co.	117,242	1,200,046

TOTAL SAUDI ARABIA		6,390,852

SOUTH AFRICA — (2.5%)
Anglo American Platinum, Ltd.	3,142	104,583
Bid Corp., Ltd.	1,555	32,797
Bidvest Group, Ltd. (The)	21,426	301,511
Capitec Bank Holdings, Ltd.	2,414	213,097
Clicks Group, Ltd.	15,209	222,810
FirstRand, Ltd.	34,962	114,582
Gold Fields, Ltd., Sponsored ADR	70,243	914,564
Impala Platinum Holdings, Ltd.	16,489	68,324
Kumba Iron Ore, Ltd.	5,620	148,039
MTN Group, Ltd.	106,309	515,925
Shoprite Holdings, Ltd.	42,413	540,329
Sibanye Stillwater, Ltd.	220,677	281,336
#Sibanye Stillwater, Ltd., ADR	10,545	53,568
Vodacom Group, Ltd.	28,755	155,625
Woolworths Holdings, Ltd.	72,999	270,199

TOTAL SOUTH AFRICA		3,937,289

TAIWAN — (16.7%)
Accton Technology Corp.	67,000	1,029,736
Advantech Co., Ltd.	5,000	51,102
Alexander Marine Co., Ltd.	2,000	22,353
ASE Technology Holding Co., Ltd.	520,000	1,819,639
Asia Vital Components Co., Ltd.	27,000	235,995
ASPEED Technology, Inc.	3,000	237,706
AUO Corp.	77,400	37,227

10

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Bora Pharmaceuticals Co., Ltd.	5,195	$103,948
China Airlines, Ltd.	1,129,000	673,536
Chung-Hsin Electric & Machinery Manufacturing Corp.	12,000	34,481
Compeq Manufacturing Co., Ltd.	131,000	213,251
Eclat Textile Co., Ltd.	5,000	79,236
Elite Material Co., Ltd.	25,000	276,707
eMemory Technology, Inc.	8,000	496,994
Eva Airways Corp.	509,000	429,986
Far EasTone Telecommunications Co., Ltd.	294,000	687,979
Feng TAY Enterprise Co., Ltd.	72,800	400,641
Giant Manufacturing Co., Ltd.	1,036	5,206
Gigabyte Technology Co., Ltd.	14,000	93,880
Global Unichip Corp.	10,000	442,423
Globalwafers Co., Ltd.	40,000	585,170
Gold Circuit Electronics, Ltd.	35,000	189,918
International Games System Co., Ltd.	14,000	268,907
Jentech Precision Industrial Co., Ltd.	2,000	35,456
Jinan Acetate Chemical Co., Ltd.	3,000	89,533
King Yuan Electronics Co., Ltd.	159,000	374,031
Kinsus Interconnect Technology Corp.	21,000	61,378
Lotus Pharmaceutical Co., Ltd.	14,000	108,771
Makalot Industrial Co., Ltd.	16,000	178,326
MediaTek, Inc.	31,000	804,748
Micro-Star International Co., Ltd.	27,000	137,352
momo.com, Inc.	8,800	144,609
Nan Ya Printed Circuit Board Corp.	44,000	320,148
Nien Made Enterprise Co., Ltd.	11,000	96,994
Novatek Microelectronics Corp.	88,000	1,233,112
Parade Technologies, Ltd.	3,000	97,580
Powerchip Semiconductor Manufacturing Corp.	273,000	223,467
Powertech Technology, Inc.	97,000	314,013
Poya International Co., Ltd.	3,030	46,475
President Chain Store Corp.	81,000	643,055
Realtek Semiconductor Corp.	58,000	717,959
Sino-American Silicon Products, Inc.	90,000	453,677
TA Chen Stainless Pipe	230,596	263,406
Taiwan Mobile Co., Ltd.	198,000	584,813
Taiwan Semiconductor Manufacturing Co., Ltd.	480,000	7,828,580
Unimicron Technology Corp.	247,000	1,088,978
Uni-President Enterprises Corp.	40,000	83,737
United Microelectronics Corp.	743,000	1,058,320
#United Microelectronics Corp., Sponsored ADR	26,400	187,968
Vanguard International Semiconductor Corp.	174,000	376,057
Voltronic Power Technology Corp.	6,000	239,556
Wan Hai Lines, Ltd.	35,950	51,207
Winbond Electronics Corp.	47,000	36,154
Wiwynn Corp.	10,000	468,630

TOTAL TAIWAN		26,764,111

THAILAND — (2.0%)
Advanced Info Service PCL	53,900	329,916
Advanced Info Service PCL, Class F	3,500	21,423
Bangchak Corp. PCL	113,400	130,146
Bangkok Chain Hospital PCL	178,100	99,598
Bangkok Dusit Medical Services PCL - NVDR	6,400	4,719
#Banpu PCL	908,500	192,101
Bumrungrad Hospital PCL - NVDR	22,100	159,866
Bumrungrad Hospital PCL, Class F	31,900	230,758
Carabao Group PCL	23,600	44,321

11

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Central Retail Corp. PCL, Class F	24,800	$25,357
Central Retail Corp. PCL, Class R	92,600	94,680
Chularat Hospital PCL	78,200	6,875
#Com7 PCL	91,800	68,322
Delta Electronics Thailand PCL	81,800	179,793
Delta Electronics Thailand PCL - NVDR	12,400	27,254
Dohome PCL	27,625	8,454
Energy Absolute PCL	53,600	62,634
Energy Absolute PCL	43,400	50,714
Forth Corp. PCL	24,800	15,387
Gunkul Engineering PCL	111,200	7,054
Home Product Center PCL	127,000	42,048
Home Product Center PCL	534,600	176,998
IRPC PCL	547,400	29,242
KCE Electronics PCL	30,500	43,065
Krungthai Card PCL - NVDR	51,400	62,565
Mega Lifesciences PCL	5,700	6,462
Minor International PCL - NVDR	172,000	133,992
Minor International PCL, Class F	220,200	171,541
MK Restaurants Group PCL - NVDR	3,000	3,380
Plan B Media PCL - NVDR	71,100	16,122
Plan B Media PCL, Class F	97,000	21,995
*PSG Corp. PCL	292,600	5,291
*PSG Corp. PCL, Class F	409,500	7,406
PTT Exploration & Production PCL	80,600	367,765
PTT Exploration & Production PCL, Class F	5,000	22,814
PTT PCL	69,400	64,201
Siam Global House PCL	15,937	7,006
Star Petroleum Refining PCL	11,100	2,285
Thai Oil PCL	81,600	106,704
Thonburi Healthcare Group PCL, Class R	29,500	51,092
*True Corp. PCL, Class R	849,542	142,999

TOTAL THAILAND		3,244,345

TURKEY — (1.0%)
Akbank TAS	19,411	20,212
BIM Birlesik Magazalar AS	20,552	197,582
Coca-Cola Icecek AS	5,540	72,019
Dogus Otomotiv Servis ve Ticaret AS	3,079	27,043
Ford Otomotiv Sanayi AS	2,825	78,511
*Gubre Fabrikalari TAS	2,389	27,704
Is Yatirim Menkul Degerler AS	44,332	66,468
KOC Holding AS	31,168	150,702
Migros Ticaret AS	5,660	67,557
*Otokar Otomotiv Ve Savunma Sanayi A.S.	100	1,412
*Pegasus Hava Tasimaciligi AS	3,860	96,184
*Petkim Petrokimya Holding AS	45,699	31,788
*Sasa Polyester Sanayi AS	22,363	33,798
Sok Marketler Ticaret AS	4,460	9,427
Tofas Turk Otomobil Fabrikasi AS	11,618	98,840
*Turk Telekomunikasyon AS	34,838	23,654
Turk Traktor ve Ziraat Makineleri AS	1,594	40,822
*Turkcell Iletisim Hizmetleri AS	110,539	187,535
Turkiye Petrol Rafinerileri AS	47,717	239,321
Yapi ve Kredi Bankasi AS	161,841	98,617

TOTAL TURKEY		1,569,196

UNITED ARAB EMIRATES — (1.4%)
Abu Dhabi Islamic Bank PJSC	52,159	146,267

12

DIMENSIONAL EMERGING MARKETS HIGH PROFITABILITY ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (Continued)
Abu Dhabi National Oil Co. for Distribution PJSC	189,538	$173,386
ADNOC Drilling Co. PJSC	168,239	166,727
Emirates NBD Bank PJSC	157,174	725,319
Emirates Telecommunications Group Co. PJSC	190,250	956,171
Fertiglobe PLC	81,143	70,915

TOTAL UNITED ARAB EMIRATES		2,238,785

TOTAL COMMON STOCKS		156,616,894

PREFERRED STOCKS — (1.3%)
BRAZIL — (1.3%)
Petroleo Brasileiro SA	300,000	2,066,627
Raizen SA	84,900	61,112

TOTAL BRAZIL		2,127,739

COLOMBIA — (0.0%)
Bancolombia SA	3,227	20,593

TOTAL COLOMBIA		20,593

TOTAL PREFERRED STOCKS		2,148,332

RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*Yinson Holdings BHD	788	90

TOTAL MALAYSIA		90

TAIWAN — (0.0%)
*Winbond Electronics Corp. 11/6/2023	1,889	172

TOTAL TAIWAN		172

TOTAL RIGHTS/WARRANTS		262

TOTAL INVESTMENT SECURITIES — (99.2%)
(Cost $159,289,312)		158,765,488

SECURITIES LENDING COLLATERAL — (0.8%)
@§The DFA Short Term Investment Fund	104,407	1,207,682

TOTAL INVESTMENTS — (100.0%)
(Cost $160,496,994)		$159,973,170

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

13

DIMENSIONAL EMERGING MARKETS VALUE ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (97.6%)
BRAZIL — (3.0%)
*Anima Holding SA	52,600	$27,119
Atacadao SA	65,923	117,257
Banco Bradesco SA	151,124	368,295
Banco do Brasil SA	121,500	1,164,887
Banco Santander Brasil SA	36,900	196,976
Bemobi Mobile Tech SA	6,100	14,576
BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,900	19,133
BrasilAgro - Co. Brasileira de Propriedades Agricolas, ADR	384	1,859
*BRF SA	156,429	330,973
Brisanet Participacoes SA	15,500	9,313
*C&A MODAS SA	21,600	22,101
Camil Alimentos SA	27,200	37,162
Cia Brasileira de Aluminio	10,800	8,138
*Cia Brasileira de Distribuicao	29,900	21,463
Cia Siderurgica Nacional SA	137,500	320,642
Cielo SA	118,400	82,643
Cruzeiro do Sul Educacional SA	12,900	9,644
Cyrela Brazil Realty SA Empreendimentos e Participacoes	124,500	444,131
Dexco SA	94,375	128,378
Diagnosticos da America SA	16,159	31,049
*Embraer SA	21,319	74,361
*Embraer SA, Sponsored ADR	31,174	434,565
Empreendimentos Pague Menos SA	27,850	16,568
Enauta Participacoes SA	20,700	71,545
Eternit SA	12,400	18,196
Even Construtora e Incorporadora S/A	19,988	25,168
Ez Tec Empreendimentos e Participacoes S/A	20,800	59,269
Gerdau SA, Sponsored ADR	94,902	411,875
*Grupo Casas Bahia SA	308,324	27,513
GRUPO DE MODA SOMA SA	85,119	89,288
Grupo SBF SA	16,000	22,209
*Guararapes Confeccoes SA	23,000	21,572
*ΩHapvida Participacoes e Investimentos S/A	670,099	490,317
*Hidrovias do Brasil SA	34,785	27,246
*International Meal Co. Alimentacao SA	1,100	347
Iochpe Maxion SA	23,900	53,459
*IRB-Brasil Resseguros SA	12,812	103,376
Jalles Machado SA	16,403	26,867
JBS S/A	105,725	419,923
JHSF Participacoes SA	72,100	61,334
Lavvi Empreendimentos Imobiliarios SA	14,300	19,169
ΩLocaweb Servicos de Internet SA	67,413	72,720
*Lojas Quero-Quero SA	15,409	11,886
M Dias Branco SA	4,700	30,373
Marcopolo SA	700	569
Melnick Even Desenvolvimento Imobiliario SA	8,200	6,667
*Moura Dubeux Engenharia S/A	8,600	17,445
Movida Participacoes SA	21,600	37,478
*MPM Corporeos SA	68,500	14,670
*Natura & Co. Holding SA	111,104	280,899
Pet Center Comercio e Participacoes SA	20,800	14,683
Petroleo Brasileiro SA	770,700	5,782,924
#Petroleo Brasileiro SA, Sponsored ADR	10,589	146,446

1

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Petroreconcavo S/A	1,400	$5,758
Positivo Tecnologia SA	14,800	18,401
Qualicorp Consultoria e Corretora de Seguros SA	17,900	10,187
Romi SA	242	550
*ΩSer Educacional SA	13,100	16,054
TIM SA	104,278	313,682
Trisul SA	16,031	14,782
Tupy SA	14,000	67,710
Unifique Telecomunicacoes S/A	4,100	2,772
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	30,115
Vibra Energia SA	23,150	90,846
YDUQS Participacoes SA	39,500	138,873
*Zamp SA	28,580	35,987

TOTAL BRAZIL		12,992,383

CHILE — (0.5%)
Banco de Credito e Inversiones SA	6,292	149,960
Besalco SA	544	236
CAP SA	9,979	54,368
Cencosud SA	290,212	468,657
Cia Sud Americana de Vapores SA	1,828,300	101,199
Clinica Las Condes SA	524	10,342
Empresa Nacional de Telecomunicaciones SA	25,120	84,360
Empresas CMPC SA	201,083	358,317
Empresas Copec SA	41,202	271,881
*Enel Americas SA	2,623,629	268,821
*Falabella SA	95,461	193,761
Grupo Security SA	201,819	45,834
Inversiones Aguas Metropolitanas SA	61,319	43,793
Ripley Corp. SA	121,385	20,419
Salfacorp SA	79,825	31,788
Sigdo Koppers SA	452	593
SMU SA	292,552	50,502
Sociedad Matriz SAAM SA	402,326	44,359
SONDA SA	69,459	28,036

TOTAL CHILE		2,227,226

CHINA — (26.4%)
360 Security Technology, Inc., Class A	38,300	46,844
Ω3SBio, Inc.	301,500	268,185
*5I5J Holding Group Co., Ltd., Class A	78,400	25,734
AAC Technologies Holdings, Inc.	201,500	362,590
Accelink Technologies Co., Ltd., Class A	4,400	16,097
ADAMA, Ltd., Class A	24,100	24,356
Addsino Co., Ltd., Class A	22,100	25,555
Advanced Technology & Materials Co., Ltd., Class A	12,200	15,736
Aerospace Hi-Tech Holdings Group, Ltd., Class A	24,800	32,697
*Agile Group Holdings, Ltd.	212,000	20,321
Agricultural Bank of China, Ltd., Class H	5,138,000	1,897,710
*Air China, Ltd., Class H	4,000	2,720
Aisino Corp., Class A	28,700	43,351
*Alibaba Group Holding, Ltd.	444,000	4,542,366
*Alibaba Group Holding, Ltd., Sponsored ADR	885	73,048
*Alibaba Pictures Group, Ltd.	2,450,000	156,558
*ΩA-Living Smart City Services Co., Ltd.	172,000	81,113
Allmed Medical Products Co., Ltd., Class A	7,100	9,844
Aluminum Corp. of China, Ltd., Class H	914,000	489,438
Anhui Conch Cement Co., Ltd., Class H	165,000	411,625
Anhui Construction Engineering Group Co., Ltd., Class A	42,000	27,573

2

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Anhui Guangxin Agrochemical Co., Ltd., Class A	15,392	$34,884
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	30,800	39,265
Anhui Honglu Steel Construction Group Co., Ltd., Class A	700	2,394
Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	10,100	8,612
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	29,100	18,945
Anhui Jinhe Industrial Co., Ltd., Class A	3,000	8,899
*Anhui Tatfook Technology Co., Ltd., Class A	3,600	5,516
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	8,040	9,483
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	31,300	31,035
Anhui Zhongding Sealing Parts Co., Ltd., Class A	16,700	29,319
*Anton Oilfield Services Group	496,000	30,744
*Aoshikang Technology Co., Ltd., Class A	8,500	36,283
*Aotecar New Energy Technology Co., Ltd., Class A	95,200	34,620
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	2,000	7,766
ΩAsiaInfo Technologies, Ltd.	48,400	50,103
Avary Holding Shenzhen Co., Ltd., Class A	18,500	53,973
AviChina Industry & Technology Co., Ltd., Class H	576,000	260,594
ΩBAIC Motor Corp., Ltd., Class H	399,500	116,410
*Baidu, Inc., Class SW	216,800	2,845,559
*Baidu, Inc., Sponsored ADR	1,166	122,430
Bank of Beijing Co., Ltd., Class A	227,900	141,544
Bank of Changsha Co., Ltd., Class A	47,400	47,451
Bank of Chengdu Co., Ltd., Class A	61,100	102,859
Bank of China, Ltd., Class H	10,559,000	3,697,526
Bank of Chongqing Co., Ltd., Class H	3,000	1,549
Bank of Communications Co., Ltd., Class H	1,259,000	744,980
*Bank of Gansu Co., Ltd., Class H	46,000	2,557
Bank of Guiyang Co., Ltd., Class A	44,200	31,365
Bank of Hangzhou Co., Ltd., Class A	80,300	117,026
Bank of Jiangsu Co., Ltd., Class A	249,900	234,854
Bank of Nanjing Co., Ltd., Class A	134,500	143,622
Bank of Ningbo Co., Ltd., Class A	82,600	281,144
Bank of Shanghai Co., Ltd., Class A	180,700	149,393
Bank of Suzhou Co., Ltd., Class A	50,430	43,135
#*ΩBank of Zhengzhou Co., Ltd., Class H	155,100	17,245
Baoshan Iron & Steel Co., Ltd., Class A	235,000	200,366
*Baozun, Inc., Class A	13,900	13,590
BBMG Corp., Class H	366,000	36,017
Befar Group Co., Ltd., Class A	31,400	19,331
Beibuwan Port Co., Ltd., Class A	62,496	62,904
*Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	12,600	18,002
Beijing Capital Development Co., Ltd., Class A	26,800	13,579
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	87,700	32,968
Beijing Dabeinong Technology Group Co., Ltd., Class A	4,300	4,094
Beijing Easpring Material Technology Co., Ltd., Class A	3,400	20,404
Beijing Energy International Holding Co., Ltd.	822,000	21,221
Beijing Enlight Media Co., Ltd., Class A	20,400	21,756
Beijing Enterprises Holdings, Ltd.	109,000	362,888
Beijing Enterprises Water Group, Ltd.	788,000	166,168
Beijing GeoEnviron Engineering & Technology, Inc., Class A	15,400	16,486
*Beijing Jetsen Technology Co., Ltd., Class A	53,900	35,679
*Beijing Jingyuntong Technology Co., Ltd., Class A	21,400	13,466
*Beijing Leike Defense Technology Co., Ltd., Class A	600	474
Beijing New Building Materials PLC, Class A	12,000	40,027
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	14,200	20,134
Beijing Originwater Technology Co., Ltd., Class A	31,664	21,822
*Beijing Shougang Co., Ltd., Class A	41,500	21,931
*Beijing Shunxin Agriculture Co., Ltd., Class A	5,700	17,685

3

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Beijing Sinnet Technology Co., Ltd., Class A	20,800	$28,755
Beijing SL Pharmaceutical Co., Ltd., Class A	31,000	49,400
*Beijing Thunisoft Corp., Ltd., Class A	300	346
Beijing Ultrapower Software Co., Ltd., Class A	64,900	74,959
Beijing Yanjing Brewery Co., Ltd., Class A	49,100	69,617
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	11,700	16,541
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	260,100	177,130
*Bengang Steel Plates Co., Ltd., Class A	49,200	26,000
BGI Genomics Co., Ltd., Class A	4,500	30,161
Binhai Investment Co., Ltd.	68,000	13,992
Black Peony Group Co., Ltd., Class A	42,300	33,531
*Bluefocus Intelligent Communications Group Co., Ltd., Class A	10,900	10,555
ΩBOC Aviation, Ltd.	49,800	306,134
BOC International China Co., Ltd., Class A	19,700	29,247
BOE Technology Group Co., Ltd., Class A	521,200	278,274
*Bohai Leasing Co., Ltd., Class A	60,100	19,564
Bright Dairy & Food Co., Ltd., Class A	26,900	34,587
B-Soft Co., Ltd., Class A	2,200	2,157
*BTG Hotels Group Co., Ltd., Class A	21,000	47,795
BYD Electronic International Co., Ltd.	78,500	327,058
By-health Co., Ltd., Class A	400	998
C&D International Investment Group, Ltd.	141,214	316,913
C&S Paper Co., Ltd., Class A	3,430	5,073
Caitong Securities Co., Ltd., Class A	61,800	66,833
Camel Group Co., Ltd., Class A	7,600	8,519
Cangzhou Mingzhu Plastic Co., Ltd., Class A	30,600	17,338
Canmax Technologies Co., Ltd., Class A	3,900	14,443
Canny Elevator Co., Ltd., Class A	10,700	11,411
CECEP Solar Energy Co., Ltd., Class A	41,500	32,445
CECEP Wind-Power Corp., Class A	82,360	35,560
Central China New Life, Ltd.	55,000	15,183
#CGN New Energy Holdings Co., Ltd.	374,000	97,508
CGN Nuclear Technology Development Co., Ltd., Class A	12,000	11,866
Changchun Faway Automobile Components Co., Ltd., Class A	1,700	2,130
Changjiang Securities Co., Ltd., Class A	2,000	1,550
*ΩChangsha Broad Homes Industrial Group Co., Ltd., Class H	600	204
Chaowei Power Holdings, Ltd.	43,000	7,144
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	1,700	3,140
Chengdu Hongqi Chain Co., Ltd., Class A	51,700	36,335
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	10,200	24,673
Chengdu Wintrue Holding Co., Ltd., Class A	18,800	21,381
*Chengtun Mining Group Co., Ltd., Class A	25,800	15,989
Chenguang Biotech Group Co., Ltd., Class A	15,000	27,622
Chengxin Lithium Group Co., Ltd., Class A	13,000	41,592
Chengzhi Co., Ltd., Class A	10,600	12,084
China Aircraft Leasing Group Holdings, Ltd.	1,000	456
#*ΩChina Bohai Bank Co., Ltd., Class H	245,000	36,008
China CAMC Engineering Co., Ltd., Class A	39,200	46,931
China Cinda Asset Management Co., Ltd., Class H	1,158,000	112,476
China CITIC Bank Corp., Ltd., Class H	1,704,000	760,034
China Coal Energy Co., Ltd., Class H	468,000	367,242
China Communications Services Corp., Ltd., Class H	576,000	235,565
*China Conch Environment Protection Holdings, Ltd.	202,500	49,689
China Conch Venture Holdings, Ltd.	348,500	288,167
China Construction Bank Corp., Class H	18,172,000	10,311,541
China CSSC Holdings, Ltd., Class A	20,600	72,613
*China CYTS Tours Holding Co., Ltd., Class A	14,900	21,633
China Design Group Co., Ltd., Class A	19,500	20,344

4

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*»China Dili Group	18,000	$285
ΩChina East Education Holdings, Ltd.	16,500	6,326
*China Eastern Airlines Corp., Ltd., Class H	80,000	27,401
China Education Group Holdings, Ltd.	279,000	231,412
#China Energy Engineering Corp., Ltd., Class H	280,000	30,417
China Everbright Bank Co., Ltd., Class H	636,000	181,259
ΩChina Everbright Greentech, Ltd.	106,000	10,702
ΩChina Feihe, Ltd.	828,000	514,286
*China Film Co., Ltd., Class A	25,000	40,724
China Foods, Ltd.	106,000	36,712
China Galaxy Securities Co., Ltd., Class H	569,500	291,133
China Gas Holdings, Ltd.	690,400	620,289
China Glass Holdings, Ltd.	4,000	383
#China Gold International Resources Corp., Ltd.	63,600	271,482
China Great Wall Securities Co., Ltd., Class A	30,000	34,159
China Greatwall Technology Group Co., Ltd., Class A	12,500	18,694
China Green Electricity Investment of Tianjin Co., Ltd., Class A	17,500	26,147
China Hongqiao Group, Ltd.	582,000	544,467
China International Marine Containers Group Co., Ltd., Class H	176,450	92,909
China Jinmao Holdings Group, Ltd.	1,269,281	155,728
China Jushi Co., Ltd., Class A	79,972	126,024
China Kepei Education Group, Ltd.	84,000	22,115
China Lesso Group Holdings, Ltd.	274,000	147,075
China Lilang, Ltd.	71,000	34,300
*»China Maple Leaf Educational Systems, Ltd.	6,000	51
China Medical System Holdings, Ltd.	34,000	54,316
China Meheco Co., Ltd., Class A	4,720	7,676
#China Meidong Auto Holdings, Ltd.	78,000	41,768
China Merchants Bank Co., Ltd., Class H	616,500	2,347,941
China Merchants Energy Shipping Co., Ltd., Class A	133,500	116,916
China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A	14,500	18,426
#China Merchants Land, Ltd.	6,000	242
China Merchants Port Holdings Co., Ltd.	283,616	360,655
China Merchants Property Operation & Service Co., Ltd., Class A	19,100	34,755
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	58,100	87,363
China Minsheng Banking Corp., Ltd., Class H	724,000	240,575
#China Modern Dairy Holdings, Ltd.	605,000	61,856
China National Accord Medicines Corp., Ltd., Class A	8,430	33,068
China National Building Material Co., Ltd., Class H	1,124,000	534,376
China National Chemical Engineering Co., Ltd., Class A	72,400	69,027
China National Nuclear Power Co., Ltd., Class A	272,600	275,494
ΩChina New Higher Education Group, Ltd.	51,000	12,710
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	70,000	43,476
China Nonferrous Mining Corp., Ltd.	96,000	58,278
*China Oil & Gas Group, Ltd.	20,000	626
China Oilfield Services, Ltd., Class H	206,000	243,263
China Overseas Grand Oceans Group, Ltd.	362,894	123,831
China Overseas Land & Investment, Ltd.	517,500	977,513
China Pacific Insurance Group Co., Ltd., Class H	455,800	1,123,102
China Petroleum & Chemical Corp., Class H	5,644,000	2,885,259
China Railway Group, Ltd., Class H	684,000	322,567
China Railway Hi-tech Industry Co., Ltd., Class A	22,900	25,077
ΩChina Railway Signal & Communication Corp., Ltd., Class H	242,000	75,774
China Railway Tielong Container Logistics Co., Ltd., Class A	26,800	22,120
China Reinsurance Group Corp., Class H	1,056,000	59,382
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	1,500	6,262
#China Resources Cement Holdings, Ltd.	544,000	139,744
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	12,700	29,665

5

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
China Resources Gas Group, Ltd.	216,300	$639,949
China Resources Land, Ltd.	716,000	2,681,134
China Resources Medical Holdings Co., Ltd.	176,000	103,693
ΩChina Resources Pharmaceutical Group, Ltd.	374,500	232,609
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	5,500	32,317
China Risun Group, Ltd.	238,000	97,334
*China Sanjiang Fine Chemicals Co., Ltd.	69,000	8,818
ΩChina Shengmu Organic Milk, Ltd.	17,000	652
China Shenhua Energy Co., Ltd., Class H	715,500	2,194,617
China South City Holdings, Ltd.	508,000	26,943
China State Construction Engineering Corp., Ltd., Class A	698,700	492,950
China State Construction International Holdings, Ltd.	386,000	413,399
*China Sunshine Paper Holdings Co., Ltd.	56,000	18,179
China Taiping Insurance Holdings Co., Ltd.	334,600	308,746
*China Tianrui Group Cement Co., Ltd.	3,000	2,235
*China Tianying, Inc., Class A	44,400	35,740
ΩChina Tower Corp., Ltd., Class H	11,564,000	1,078,869
China Traditional Chinese Medicine Holdings Co., Ltd.	832,000	409,376
*China TransInfo Technology Co., Ltd., Class A	11,500	18,060
China Travel International Investment Hong Kong, Ltd.	100,000	17,765
China Tungsten And Hightech Materials Co., Ltd., Class A	11,700	14,199
China Vanke Co., Ltd., Class H	493,500	461,675
China West Construction Group Co., Ltd., Class A	30,700	28,183
China XLX Fertiliser, Ltd.	99,000	43,018
China Yongda Automobiles Services Holdings, Ltd.	179,000	68,630
*ΩChina Yuhua Education Corp., Ltd.	8,000	613
China Zheshang Bank Co., Ltd., Class H	518,400	128,530
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	29,400	32,755
Chinasoft International, Ltd.	706,000	511,594
Chongqing Department Store Co., Ltd., Class A	1,300	4,781
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	6,792	11,305
Chongqing Fuling Zhacai Group Co., Ltd., Class A	7,190	15,130
Chongqing Rural Commercial Bank Co., Ltd., Class H	468,000	177,042
Chongqing Sanfeng Environment Group Corp., Ltd., Class A	3,200	3,391
Chongqing Zaisheng Technology Corp., Ltd., Class A	5,900	3,552
Chongqing Zongshen Power Machinery Co., Ltd., Class A	11,100	9,661
Chow Tai Seng Jewellery Co., Ltd., Class A	19,100	38,397
CIFI Ever Sunshine Services Group, Ltd.	14,000	2,308
CIMC Enric Holdings, Ltd.	58,000	49,219
CITIC Securities Co., Ltd., Class H	45,000	87,532
CITIC, Ltd.	950,000	807,390
City Development Environment Co., Ltd., Class A	14,300	21,405
*CMGE Technology Group, Ltd.	126,000	21,095
CMOC Group, Ltd., Class H	12,000	7,147
CMST Development Co., Ltd., Class A	35,500	24,708
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	24,760	16,052
CNOOC Energy Technology & Services, Ltd., Class A	84,300	34,905
CNSIG Inner Mongolia Chemical Industry Co., Ltd., Class A	19,540	21,264
COFCO Biotechnology Co., Ltd., Class A	35,300	32,790
*COFCO Joycome Foods, Ltd.	567,000	131,884
COFCO Sugar Holding Co., Ltd., Class A	32,000	37,352
Comba Telecom Systems Holdings, Ltd.	318,000	36,171
Concord New Energy Group, Ltd.	900,000	73,614
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	50,000	52,910
CPMC Holdings, Ltd.	103,000	78,982
*CPT Technology Group Co., Ltd., Class A	4,200	2,168
CQ Pharmaceutical Holding Co., Ltd., Class A	23,600	16,522
*Crazy Sports Group, Ltd.	22,000	304

6

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
CRRC Corp., Ltd., Class H	628,000	$261,647
CSG Holding Co., Ltd., Class A	37,400	27,558
CSPC Innovation Pharmaceutical Co., Ltd., Class A	3,240	13,336
CTS International Logistics Corp., Ltd., Class A	26,900	26,526
Daan Gene Co., Ltd., Class A	10,400	13,797
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	94,700	58,945
Daqin Railway Co., Ltd., Class A	197,600	194,046
Dare Power Dekor Home Co., Ltd., Class A	200	217
Dashang Co., Ltd., Class A	18,999	44,327
Dazzle Fashion Co., Ltd., Class A	3,300	6,320
DBG Technology Co., Ltd., Class A	22,800	94,497
DeHua TB New Decoration Materials Co., Ltd., Class A	1,000	1,295
DHC Software Co., Ltd., Class A	89,900	77,141
Dian Diagnostics Group Co., Ltd., Class A	3,600	11,278
Digital China Group Co., Ltd., Class A	10,000	42,318
Digital China Information Service Group Co., Ltd., Class A	9,800	16,284
Dong-E-E-Jiao Co., Ltd., Class A	2,100	13,271
Dongfang Electric Corp., Ltd., Class H	36,800	35,273
Dongfang Electronics Co., Ltd., Class A	500	515
Dongguan Development Holdings Co., Ltd., Class A	28,300	34,768
Dongxing Securities Co., Ltd., Class A	34,500	37,592
#Dongyue Group, Ltd.	359,000	285,838
Dynagreen Environmental Protection Group Co., Ltd., Class H	73,000	21,645
East Group Co., Ltd., Class A	3,500	3,056
E-Commodities Holdings, Ltd.	160,000	27,605
Edvantage Group Holdings, Ltd.	35,309	11,101
EEKA Fashion Holdings, Ltd.	13,000	23,659
Elion Energy Co., Ltd., Class A	56,700	21,160
Era Co., Ltd., Class A	3,800	2,748
Essex Bio-technology, Ltd.	22,000	7,873
Eternal Asia Supply Chain Management, Ltd., Class A	39,100	23,326
EVA Precision Industrial Holdings, Ltd.	256,000	25,520
ΩEverbright Securities Co., Ltd., Class H	11,000	7,465
*Fangda Carbon New Material Co., Ltd., Class A	38,800	31,179
*Fangda Special Steel Technology Co., Ltd., Class A	36,100	24,437
#*Fanhua, Inc., ADR	73	480
*FAW Jiefang Group Co., Ltd., Class A	15,700	19,716
FAWER Automotive Parts Co., Ltd., Class A	45,500	32,597
Fiberhome Telecommunication Technologies Co., Ltd., Class A	5,600	13,706
*FIH Mobile, Ltd.	249,000	18,457
Financial Street Holdings Co., Ltd., Class A	32,800	18,406
First Capital Securities Co., Ltd., Class A	31,300	24,939
Fosun International, Ltd.	467,000	279,319
Founder Securities Co., Ltd., Class A	11,700	12,079
Foxconn Industrial Internet Co., Ltd., Class A	84,600	169,614
Fufeng Group, Ltd.	317,000	164,484
Fujian Funeng Co., Ltd., Class A	32,780	38,218
*Fujian Green Pine Co., Ltd., Class A	200	143
Fujian Star-net Communication Co., Ltd., Class A	27,300	67,115
Fujian Sunner Development Co., Ltd., Class A	6,300	15,445
Fulongma Group Co., Ltd., Class A	200	269
*Fusen Pharmaceutical Co., Ltd.	2,000	383
*Gansu Qilianshan Cement Group Co., Ltd., Class A	16,900	24,975
Gansu Shangfeng Cement Co., Ltd., Class A	13,360	15,886
GCL Energy Technology Co., Ltd., Class A	12,800	20,258
*GDS Holdings, Ltd., Class A	190,200	235,301
Geely Automobile Holdings, Ltd.	1,280,000	1,451,013
GEM Co., Ltd., Class A	33,900	27,057

7

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Gemdale Corp., Class A	45,400	$31,969
Gemdale Properties & Investment Corp., Ltd.	1,024,000	30,362
Getein Biotech, Inc., Class A	2,700	4,203
GF Securities Co., Ltd., Class H	107,200	139,470
Giant Network Group Co., Ltd., Class A	13,500	21,715
GoerTek, Inc., Class A	38,100	93,563
GoldenHome Living Co., Ltd., Class A	6,100	21,710
Goldenmax International Group, Ltd., Class A	22,600	29,797
Goldwind Science & Technology Co., Ltd.	169,200	80,658
*Gotion High-tech Co., Ltd., Class A	16,000	49,599
Grand Pharmaceutical Group, Ltd.	168,000	90,392
*Grandjoy Holdings Group Co., Ltd., Class A	57,400	27,207
*Greattown Holdings, Ltd., Class A	1,000	436
*Greatview Aseptic Packaging Co., Ltd.	156,000	39,675
Gree Electric Appliances, Inc. of Zhuhai, Class A	36,608	169,177
*Greenland Hong Kong Holdings, Ltd.	4,000	130
Greentown China Holdings, Ltd.	239,000	231,834
Greentown Service Group Co., Ltd.	224,000	87,314
GRG Banking Equipment Co., Ltd., Class A	59,200	94,016
GRG Metrology & Test Group Co., Ltd., Class A	3,600	6,899
Guangdong Advertising Group Co., Ltd., Class A	16,300	11,211
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,500	19,151
Guangdong Dongpeng Holdings Co., Ltd., Class A	44,300	54,364
Guangdong Dowstone Technology Co., Ltd., Class A	1,400	2,178
*Guangdong HEC Technology Holding Co., Ltd., Class A	33,400	32,390
*Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	35,200	9,684
Guangdong Hybribio Biotech Co., Ltd., Class A	11,550	14,457
Guangdong Provincial Expressway Development Co., Ltd., Class A	19,000	20,910
Guangdong Sirio Pharma Co., Ltd., Class A	2,700	12,132
Guangdong South New Media Co., Ltd., Class A	5,100	25,236
Guangdong Topstar Technology Co., Ltd., Class A	200	396
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	9,700	22,169
Guangdong Zhongnan Iron & Steel Co., Ltd., Class A	21,300	8,413
Guanghui Energy Co., Ltd., Class A	90,000	91,936
*Guangshen Railway Co., Ltd., Class H	200,000	35,785
Guangxi Liugong Machinery Co., Ltd., Class A	21,900	19,150
Guangxi Wuzhou Communications Co., Ltd., Class A	660	352
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	31,114	11,315
Guangzhou Automobile Group Co., Ltd., Class H	386,000	180,554
*Guangzhou Baiyun International Airport Co., Ltd., Class A	17,400	25,097
Guangzhou Haige Communications Group, Inc. Co., Class A	18,900	29,835
Guangzhou KDT Machinery Co., Ltd., Class A	6,100	14,988
Guangzhou Zhujiang Brewery Co., Ltd., Class A	13,800	15,995
Guizhou Panjiang Refined Coal Co., Ltd., Class A	51,100	42,386
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	37,900	25,191
Guomai Technologies, Inc., Class A	400	422
Guosen Securities Co., Ltd., Class A	64,800	84,817
*Guosheng Financial Holding, Inc., Class A	8,400	11,361
ΩGuotai Junan Securities Co., Ltd., Class H	40,600	45,298
Guoyuan Securities Co., Ltd., Class A	45,100	42,507
*Hainan Meilan International Airport Co., Ltd.	13,000	10,533
Haitian International Holdings, Ltd.	50,000	119,112
Haitong Securities Co., Ltd., Class H	303,600	174,215
Hand Enterprise Solutions Co., Ltd., Class A	49,000	55,527
Hang Zhou Great Star Industrial Co., Ltd., Class A	14,000	37,774
Hangcha Group Co., Ltd., Class A	9,000	26,968
Hangxiao Steel Structure Co., Ltd., Class A	87,000	40,881
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	41,200	47,024

8

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	700	$2,302
Hangzhou Robam Appliances Co., Ltd., Class A	800	2,517
Han’s Laser Technology Industry Group Co., Ltd., Class A	14,300	41,797
Harbin Electric Co., Ltd., Class H	108,000	31,056
*Harbin Pharmaceutical Group Co., Ltd., Class A	47,100	23,351
HBIS Resources Co., Ltd., Class A	13,300	29,672
Health & Happiness H&H International Holdings, Ltd.	48,000	54,229
Hefei Urban Construction Development Co., Ltd., Class A	23,300	21,802
Henan Lingrui Pharmaceutical Co., Class A	700	1,508
Henan Mingtai Al Industrial Co., Ltd., Class A	13,200	22,060
Henan Pinggao Electric Co., Ltd., Class A	25,500	37,614
Henan Shenhuo Coal & Power Co., Ltd., Class A	13,900	31,181
*Henan Yicheng New Energy Co., Ltd., Class A	34,800	22,609
Henan Yuguang Gold & Lead Co., Ltd., Class A	29,900	25,127
Hengan International Group Co., Ltd.	85,000	284,615
*Hengli Petrochemical Co., Ltd., Class A	69,500	138,583
Hengtong Optic-Electric Co., Ltd., Class A	20,400	36,621
*Hengyi Petrochemical Co., Ltd., Class A	43,100	42,207
Hesteel Co., Ltd., Class A	373,100	113,830
Hisense Home Appliances Group Co., Ltd., Class H	33,000	90,676
*Holitech Technology Co., Ltd., Class A	68,200	30,561
*Hongda Xingye Co., Ltd., Class A	20,900	3,928
*Hongli Zhihui Group Co., Ltd., Class A	26,000	29,251
Hongta Securities Co., Ltd., Class A	8,200	8,711
*ΩHope Education Group Co., Ltd.	1,294,000	76,073
*Hopson Development Holdings, Ltd.	201,404	117,888
Hoyuan Green Energy Co., Ltd., Class A	6,300	32,032
Huafon Chemical Co., Ltd., Class A	56,200	55,495
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	53,200	38,041
*Huafu Fashion Co., Ltd., Class A	32,300	15,750
Huagong Tech Co., Ltd., Class A	4,300	16,487
Huaibei Mining Holdings Co., Ltd., Class A	32,100	64,182
Huapont Life Sciences Co., Ltd., Class A	24,700	16,350
ΩHuatai Securities Co., Ltd., Class H	118,600	155,211
Huaxi Securities Co., Ltd., Class A	34,300	37,047
Huaxia Bank Co., Ltd., Class A	173,800	132,562
Huaxin Cement Co., Ltd., Class A	500	1,015
Huaxin Cement Co., Ltd., Class H	44,400	42,388
Huayu Automotive Systems Co., Ltd., Class A	48,500	115,865
Hubei Biocause Pharmaceutical Co., Ltd., Class A	144,400	61,363
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	9,642	35,576
Hubei Xingfa Chemicals Group Co., Ltd., Class A	16,600	44,428
Humanwell Healthcare Group Co., Ltd., Class A	17,900	57,025
Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	30,900	14,688
Hunan Gold Corp., Ltd., Class A	6,400	10,208
Hunan Valin Steel Co., Ltd., Class A	66,700	52,964
Hunan Zhongke Electric Co., Ltd., Class A	14,600	21,238
*Hytera Communications Corp., Ltd., Class A	128,200	110,179
*HyUnion Holding Co., Ltd., Class A	7,000	6,483
IKD Co., Ltd., Class A	300	869
ΩIMAX China Holding, Inc.	200	184
Industrial & Commercial Bank of China, Ltd., Class H	12,731,000	6,117,701
Industrial Bank Co., Ltd., Class A	294,800	605,496
Industrial Securities Co., Ltd., Class A	33,440	28,421
Infore Environment Technology Group Co., Ltd., Class A	33,200	22,067
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	385,600	85,081
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	33,000	61,127
Inner Mongolia ERDOS Resources Co., Ltd., Class A	17,548	22,347

9

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	101,500	$55,298
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	5,200	6,650
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	22,300	20,684
Inspur Electronic Information Industry Co., Ltd., Class A	4,800	19,214
Intco Medical Technology Co., Ltd., Class A	16,860	50,658
IVD Medical Holding, Ltd.	4,000	925
JCET Group Co., Ltd., Class A	25,704	107,829
JD.com, Inc., Class SW	52,150	665,155
Jiajiayue Group Co., Ltd., Class A	300	451
Jiangling Motors Corp., Ltd., Class A	6,000	13,296
Jiangsu Azure Corp., Class A	24,000	30,204
*Jiangsu Bioperfectus Technologies Co., Ltd., Class A	1,924	13,860
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	23,800	23,858
Jiangsu Eastern Shenghong Co., Ltd., Class A	22,600	32,752
Jiangsu Huahong Technology Stock Co., Ltd., Class A	3,400	4,497
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	76,900	38,439
Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	14,000	31,977
Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	10,800	24,904
Jiangsu Linyang Energy Co., Ltd., Class A	25,300	22,950
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	2,800	10,022
Jiangsu Shagang Co., Ltd., Class A	55,200	30,224
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	51,900	62,206
Jiangsu Sopo Chemical Co., Class A	9,100	9,135
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	45,340	25,998
Jiangsu Zhongtian Technology Co., Ltd., Class A	43,200	82,316
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	87,200	30,880
Jiangxi Wannianqing Cement Co., Ltd., Class A	17,600	17,739
Jiangzhong Pharmaceutical Co., Ltd., Class A	8,900	24,414
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	18,200	14,204
#Jinchuan Group International Resources Co., Ltd.	606,000	36,788
*JinkoSolar Holding Co., Ltd., Sponsored ADR	1,052	34,285
Jinlei Technology Co., Ltd., Class A	5,000	21,247
Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	26,000	41,716
Jinneng Science&Technology Co., Ltd., Class A	20,400	22,895
Jiuzhitang Co., Ltd., Class A	6,200	8,960
Jizhong Energy Resources Co., Ltd., Class A	57,700	50,375
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	27,500	44,422
Joinn Laboratories China Co., Ltd., Class A	4,000	14,584
Jointown Pharmaceutical Group Co., Ltd., Class A	45,340	43,969
Joy City Property, Ltd.	322,000	10,165
*Joy Spreader Group, Inc.	134,000	3,391
JSTI Group, Class A	26,400	20,028
*Juneyao Airlines Co., Ltd., Class A	6,600	13,115
*Keeson Technology Corp., Ltd., Class A	128	195
Kehua Data Co., Ltd., Class A	2,800	10,674
Keshun Waterproof Technologies Co., Ltd., Class A	4,200	3,890
Kinetic Development Group, Ltd.	222,000	13,335
Kingboard Holdings, Ltd.	150,000	364,619
#Kingboard Laminates Holdings, Ltd.	146,000	136,771
Kingfa Sci & Tech Co., Ltd., Class A	43,500	45,502
KPC Pharmaceuticals, Inc., Class A	5,800	16,874
Kunlun Energy Co., Ltd.	926,000	771,607
*Kunlun Tech Co., Ltd., Class A	5,100	21,895
*Kunshan Kersen Science & Technology Co., Ltd., Class A	200	202
*KWG Group Holdings, Ltd.	513,500	49,220
*Lakala Payment Co., Ltd., Class A	12,600	29,741
*Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	10,000	7,396
Lao Feng Xiang Co., Ltd., Class A	6,300	53,398

10

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Laobaixing Pharmacy Chain JSC, Class A	400	$1,383
LB Group Co., Ltd., Class A	21,600	54,809
Lee & Man Chemical Co., Ltd.	26,000	10,234
Lee & Man Paper Manufacturing, Ltd.	273,000	77,805
Lee’s Pharmaceutical Holdings, Ltd.	1,500	234
ΩLegend Holdings Corp., Class H	87,100	77,587
Lenovo Group, Ltd.	290,000	337,270
Lens Technology Co., Ltd., Class A	81,000	144,082
*Leo Group Co., Ltd., Class A	79,300	23,870
Lepu Medical Technology Beijing Co., Ltd., Class A	18,500	43,440
Leyard Optoelectronic Co., Ltd., Class A	53,800	44,918
Lianhe Chemical Technology Co., Ltd., Class A	12,454	13,214
*Liao Ning Oxiranchem, Inc., Class A	5,600	5,431
Lier Chemical Co., Ltd., Class A	20,200	33,180
Lingyi iTech Guangdong Co., Class A	96,000	79,367
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	100	303
Loncin Motor Co., Ltd., Class A	41,300	31,220
ΩLongfor Group Holdings, Ltd.	457,500	665,382
Longhua Technology Group Luoyang Co., Ltd., Class A	400	393
Lonking Holdings, Ltd.	302,000	46,701
Luenmei Quantum Co., Ltd., Class A	21,000	16,818
Luolai Lifestyle Technology Co., Ltd., Class A	27,963	38,010
Luxi Chemical Group Co., Ltd., Class A	17,800	27,517
#*ΩLuye Pharma Group, Ltd.	579,500	280,692
Maccura Biotechnology Co., Ltd., Class A	14,300	30,637
Mango Excellent Media Co., Ltd., Class A	4,400	15,156
*ΩMaoyan Entertainment	87,600	105,125
Mayinglong Pharmaceutical Group Co., Ltd., Class A	500	1,558
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	43,200	36,304
#ΩMeitu, Inc.	99,500	39,802
Metallurgical Corp. of China, Ltd., Class H	567,000	112,319
M-Grass Ecology And Environment Group Co., Ltd., Class A	10,500	6,049
ΩMidea Real Estate Holding, Ltd.	59,400	40,614
Ming Yang Smart Energy Group, Ltd., Class A	21,100	40,148
Minth Group, Ltd.	116,000	258,549
MLS Co., Ltd., Class A	31,900	40,277
*MMG, Ltd.	728,000	214,922
Monalisa Group Co., Ltd., Class A	1,700	3,501
*Montnets Cloud Technology Group Co., Ltd., Class A	300	626
*NanJi E-Commerce Co., Ltd., Class A	11,000	5,109
*Nanjing Chervon Auto Precision Technology Co., Ltd., Class A	1,800	3,717
Nanjing Iron & Steel Co., Ltd., Class A	50,100	25,930
Nanjing Xinjiekou Department Store Co., Ltd., Class A	17,000	17,829
*NavInfo Co., Ltd., Class A	22,200	30,237
NetDragon Websoft Holdings, Ltd.	50,500	89,582
New China Life Insurance Co., Ltd., Class H	148,700	325,731
*New Hope Liuhe Co., Ltd., Class A	35,100	48,572
Newland Digital Technology Co., Ltd., Class A	12,300	28,664
Nexteer Automotive Group, Ltd.	224,000	107,926
Nine Dragons Paper Holdings, Ltd.	387,000	220,094
Ningbo Huaxiang Electronic Co., Ltd., Class A	23,480	41,542
*Ningbo Jifeng Auto Parts Co., Ltd., Class A	300	599
Ningbo Joyson Electronic Corp., Class A	26,600	68,293
Ningbo Sanxing Medical Electric Co., Ltd., Class A	8,500	18,894
Ningbo Shanshan Co., Ltd., Class A	22,100	42,141
Ningbo Zhoushan Port Co., Ltd., Class A	45,700	21,474
Norinco International Cooperation, Ltd., Class A	17,400	26,970
North Huajin Chemical Industries Co., Ltd., Class A	40,200	32,031

11

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
North Industries Group Red Arrow Co., Ltd., Class A	6,400	$12,430
Northeast Pharmaceutical Group Co., Ltd., Class A	36,000	26,772
Northeast Securities Co., Ltd., Class A	22,300	22,901
NSFOCUS Technologies Group Co., Ltd., Class A	2,800	3,489
Offshore Oil Engineering Co., Ltd., Class A	67,900	57,431
*OFILM Group Co., Ltd., Class A	16,300	22,711
Opple Lighting Co., Ltd., Class A	5,300	14,091
ORG Technology Co., Ltd., Class A	40,700	24,779
Orient Overseas International, Ltd.	28,000	353,015
ΩOrient Securities Co., Ltd., Class H	63,600	29,587
*Oriental Energy Co., Ltd., Class A	18,100	25,934
*PCI Technology Group Co., Ltd., Class A	22,700	17,685
*Peking University Resources Holdings Co., Ltd.	1,028,000	15,109
People’s Insurance Co. Group of China, Ltd. (The), Class H	1,591,000	524,599
Perennial Energy Holdings, Ltd.	5,000	530
Perfect World Co., Ltd., Class A	5,900	9,643
PetroChina Co., Ltd., Class H	4,684,000	3,052,987
PhiChem Corp., Class A	8,400	20,251
PICC Property & Casualty Co., Ltd., Class H	1,516,000	1,732,106
Ping An Bank Co., Ltd., Class A	269,800	384,376
Ping An Insurance Group Co. of China, Ltd.	1,273,500	6,526,513
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	35,700	48,624
*Polaris Bay Group Co., Ltd., Class A	18,200	24,169
Poly Property Group Co., Ltd.	495,853	102,027
ΩPostal Savings Bank of China Co., Ltd., Class H	1,733,000	790,687
Pou Sheng International Holdings, Ltd.	370,000	31,682
Power Construction Corp. of China, Ltd., Class A	219,200	157,040
Prinx Chengshan Holdings, Ltd.	1,000	833
#*Q Technology Group Co., Ltd.	97,000	48,967
Qingdao East Steel Tower Stock Co., Ltd., Class A	22,700	22,044
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	200	396
Qingdao Gon Technology Co., Ltd., Class A	7,000	20,069
Qingdao Hanhe Cable Co., Ltd., Class A	34,500	18,091
ΩQingdao Port International Co., Ltd., Class H	23,000	11,493
*Qingdao Rural Commercial Bank Corp., Class A	106,200	39,199
*Qingdao Sentury Tire Co., Ltd., Class A	900	3,728
Qinhuangdao Port Co., Ltd., Class H	77,500	12,777
*Radiance Holdings Group Co., Ltd.	47,000	19,522
Rainbow Digital Commercial Co., Ltd., Class A	36,500	26,895
*Realcan Pharmaceutical Group Co., Ltd., Class A	14,700	7,188
ΩRed Star Macalline Group Corp., Ltd., Class H	109,800	34,661
#*»ΩRedco Properties Group, Ltd.	56,000	7,157
Renhe Pharmacy Co., Ltd., Class A	68,600	64,563
Rianlon Corp., Class A	5,400	23,293
Risen Energy Co., Ltd., Class A	13,500	32,674
Riyue Heavy Industry Co., Ltd., Class A	23,600	45,226
Rongsheng Petrochemical Co., Ltd., Class A	51,600	80,049
SAIC Motor Corp., Ltd., Class A	74,200	146,742
Sailun Group Co., Ltd., Class A	27,700	42,368
Sanan Optoelectronics Co., Ltd., Class A	8,700	17,632
Sansteel Minguang Co., Ltd. Fujian, Class A	37,400	24,094
Sansure Biotech, Inc., Class A	9,401	21,409
Sany Heavy Industry Co., Ltd., Class A	79,400	156,485
Satellite Chemical Co., Ltd., Class A	24,820	55,001
Sealand Securities Co., Ltd., Class A	42,600	20,946
#*Seazen Group, Ltd.	620,000	100,631
*Seazen Holdings Co., Ltd., Class A	36,400	58,997
S-Enjoy Service Group Co., Ltd.	19,000	9,130

12

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
SF Holding Co., Ltd., Class A	4,000	$21,411
Shaanxi Coal Industry Co., Ltd., Class A	118,100	289,859
*Shaanxi Construction Machinery Co., Ltd., Class A	28,560	15,715
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	50,300	55,219
Shandong Bohui Paper Industrial Co., Ltd., Class A	7,200	6,816
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	6,500	15,360
*Shandong Chenming Paper Holdings, Ltd., Class H	38,000	11,121
Shandong Dongyue Organosilicon Material Co., Ltd., Class A	900	1,043
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	300	1,314
*Shandong Hi-Speed New Energy Group, Ltd.	116,400	37,785
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	7,700	6,114
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	10,900	47,760
*Shandong Humon Smelting Co., Ltd., Class A	16,500	26,271
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	7,900	19,798
Shandong Linglong Tyre Co., Ltd., Class A	14,500	39,499
Shandong Nanshan Aluminum Co., Ltd., Class A	165,900	70,047
Shandong Sun Paper Industry JSC, Ltd., Class A	31,311	53,009
#Shandong Weigao Group Medical Polymer Co., Ltd., Class H	296,400	274,634
Shandong Xiantan Co., Ltd., Class A	20,300	20,128
Shanghai AJ Group Co., Ltd., Class A	35,400	25,120
Shanghai AtHub Co., Ltd., Class A	140	379
Shanghai Bailian Group Co., Ltd., Class A	38,500	53,696
Shanghai Construction Group Co., Ltd., Class A	173,700	62,221
*Shanghai Electric Group Co., Ltd., Class H	296,000	62,419
Shanghai Environment Group Co., Ltd., Class A	26,100	33,665
Shanghai Industrial Holdings, Ltd.	81,000	99,068
Shanghai Industrial Urban Development Group, Ltd.	138,000	6,085
Shanghai International Port Group Co., Ltd., Class A	19,600	13,348
Shanghai Jinjiang International Hotels Co., Ltd., Class A	1,600	7,159
Shanghai Kehua Bio-Engineering Co., Ltd., Class A	200	239
Shanghai Lingang Holdings Corp., Ltd., Class A	28,200	41,213
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	1,700	2,121
Shanghai Maling Aquarius Co., Ltd., Class A	7,600	7,225
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	7,300	12,438
Shanghai Moons’ Electric Co., Ltd., Class A	2,800	25,143
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	135,100	196,488
Shanghai Pudong Development Bank Co., Ltd., Class A	280,066	260,152
Shanghai QiFan Cable Co., Ltd., Class A	7,600	19,999
Shanghai RAAS Blood Products Co., Ltd., Class A	65,200	61,985
Shanghai Runda Medical Technology Co., Ltd., Class A	26,800	71,982
Shanghai Rural Commercial Bank Co., Ltd., Class A	102,900	83,530
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	11,900	16,694
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	4,000	5,421
Shanghai Tunnel Engineering Co., Ltd., Class A	33,900	25,995
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	300	438
Shanghai Yaoji Technology Co., Ltd., Class A	7,400	23,423
Shanghai Yongguan Adhesive Products Corp., Ltd., Class A	300	583
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	52,000	46,036
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	51,200	167,016
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	20,600	13,692
Shanxi Blue Flame Holding Co., Ltd., Class A	22,400	23,645
Shanxi Coking Co., Ltd., Class A	16,900	11,647
Shanxi Coking Coal Energy Group Co., Ltd., Class A	91,100	107,205
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	13,700	17,018
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	42,135	109,038
*Shanxi Meijin Energy Co., Ltd., Class A	22,800	21,769
Shanxi Securities Co., Ltd., Class A	39,100	29,929
Shanxi Taigang Stainless Steel Co., Ltd., Class A	96,900	51,604

13

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Shanying International Holding Co., Ltd., Class A	76,400	$22,789
*Shengda Resources Co., Ltd., Class A	5,600	9,702
Shenghe Resources Holding Co., Ltd., Class A	8,400	12,230
Shengyi Technology Co., Ltd., Class A	14,600	34,978
ΩShenwan Hongyuan Group Co., Ltd., Class H	72,800	13,491
Shenzhen Agricultural Products Group Co., Ltd., Class A	59,800	53,430
*Shenzhen Airport Co., Ltd., Class A	38,800	35,777
Shenzhen Aisidi Co., Ltd., Class A	31,200	33,019
Shenzhen Center Power Tech Co., Ltd., Class A	100	196
Shenzhen Cereals Holdings Co., Ltd., Class A	15,800	15,602
*Shenzhen Comix Group Co., Ltd., Class A	400	368
Shenzhen Das Intellitech Co., Ltd., Class A	8,900	3,831
Shenzhen Desay Battery Technology Co., Class A	5,100	22,166
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	10,000	15,813
Shenzhen Gas Corp., Ltd., Class A	9,100	8,403
Shenzhen Gongjin Electronics Co., Ltd., Class A	18,300	23,230
ΩShenzhen Hepalink Pharmaceutical Group Co., Ltd., Class H	23,000	11,141
Shenzhen Huaqiang Industry Co., Ltd., Class A	15,600	24,371
Shenzhen International Holdings, Ltd.	290,000	190,872
Shenzhen Investment, Ltd.	496,000	72,898
Shenzhen Jinjia Group Co., Ltd., Class A	15,800	12,654
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	11,000	8,390
Shenzhen Kaifa Technology Co., Ltd., Class A	4,600	10,764
Shenzhen Kinwong Electronic Co., Ltd., Class A	8,400	25,262
Shenzhen Laibao Hi-tech Co., Ltd., Class A	5,800	8,318
Shenzhen Leaguer Co., Ltd., Class A	11,300	11,882
Shenzhen Microgate Technology Co., Ltd., Class A	30,200	45,328
Shenzhen MTC Co., Ltd., Class A	51,700	37,743
Shenzhen New Nanshan Holding Group Co., Ltd., Class A	100,900	43,015
*Shenzhen Overseas Chinese Town Co., Ltd., Class A	111,000	54,729
*Shenzhen SDG Information Co., Ltd., Class A	500	605
Shenzhen Senior Technology Material Co., Ltd., Class A	5,600	11,716
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	21,900	30,067
Shenzhen Sunway Communication Co., Ltd., Class A	5,400	19,270
Shenzhen Tagen Group Co., Ltd., Class A	51,100	35,287
Shenzhen Topband Co., Ltd., Class A	4,600	5,864
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	74,900	72,839
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	25,600	17,190
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	400	1,431
Shenzhen Zhenye Group Co., Ltd., Class A	800	471
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	101,589	65,447
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	91,300	131,440
Shinva Medical Instrument Co., Ltd., Class A	15,000	49,360
Shoucheng Holdings, Ltd.	424,000	69,361
Shougang Fushan Resources Group, Ltd.	448,000	147,146
Shui On Land, Ltd.	627,000	55,291
Sichuan Development Lomon Co., Ltd., Class A	18,000	17,505
*Sichuan Haite High-tech Co., Ltd., Class A	12,000	15,641
Sichuan Hebang Biotechnology Co., Ltd., Class A	83,500	27,067
*Sichuan Hexie Shuangma Co., Ltd., Class A	10,800	22,506
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	5,000	18,701
*Sichuan Lutianhua Co., Ltd., Class A	43,500	25,358
Sichuan Road and Bridge Group Co., Ltd., Class A	98,580	103,520
Sichuan Yahua Industrial Group Co., Ltd., Class A	26,600	51,011
SIIC Environment Holdings, Ltd.	111,000	16,030
Sinochem International Corp., Class A	15,300	10,357
#Sinofert Holdings, Ltd.	210,000	23,886
Sinolink Securities Co., Ltd., Class A	21,200	26,392

14

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Sinoma International Engineering Co., Class A	36,300	$48,848
Sinoma Science & Technology Co., Ltd., Class A	12,600	29,672
Sinomach Automobile Co., Ltd., Class A	26,000	25,851
Sinopec Engineering Group Co., Ltd., Class H	287,500	143,665
Sinopharm Group Co., Ltd., Class H	320,800	766,679
Sino-Platinum Metals Co., Ltd., Class A	14,400	28,635
Sinosteel Engineering & Technology Co., Ltd., Class A	14,700	12,353
Sinotrans, Ltd., Class H	341,000	112,002
Sinotruk Jinan Truck Co., Ltd., Class A	9,900	19,889
Skyworth Group, Ltd.	241,121	87,209
Sobute New Materials Co., Ltd., Class A	6,600	10,607
*SOHO China, Ltd.	391,500	40,528
SooChow Securities Co., Ltd., Class A	23,400	25,561
Southwest Securities Co., Ltd., Class A	69,500	38,811
SSY Group, Ltd.	50,000	27,414
*STO Express Co., Ltd., Class A	18,900	24,635
Sumavision Technologies Co., Ltd., Class A	26,400	20,028
#Sun Art Retail Group, Ltd.	446,000	94,050
#*Sun King Technology Group, Ltd.	90,000	17,138
Sunflower Pharmaceutical Group Co., Ltd., Class A	800	2,624
Suning Universal Co., Ltd., Class A	110,683	41,457
*Sunward Intelligent Equipment Co., Ltd., Class A	15,400	12,333
Sunwoda Electronic Co., Ltd., Class A	9,700	21,271
Suzhou Anjie Technology Co., Ltd., Class A	15,400	30,036
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	15,200	38,735
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	41,100	23,175
Suzhou Secote Precision Electronic Co., Ltd., Class A	100	737
Symphony Holdings, Ltd.	160,000	17,381
*Talkweb Information System Co., Ltd., Class A	4,100	9,432
Tangrenshen Group Co., Ltd., Class A	24,200	22,183
Tangshan Jidong Cement Co., Ltd., Class A	17,500	17,042
TangShan Port Group Co., Ltd., Class A	87,400	42,378
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	38,900	30,624
Tasly Pharmaceutical Group Co., Ltd., Class A	8,000	16,137
Tayho Advanced Materials Group Co., Ltd., Class A	3,600	7,610
TBEA Co., Ltd., Class A	70,790	134,888
TCL Electronics Holdings, Ltd.	192,000	66,743
*TCL Technology Group Corp., Class A	208,570	111,642
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	7,000	17,600
*Tencent Music Entertainment Group, ADR	37,182	269,941
Tian Di Science & Technology Co., Ltd., Class A	32,800	23,052
Tiande Chemical Holdings, Ltd.	36,000	6,625
Tiangong International Co., Ltd.	278,000	81,717
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	47,700	29,236
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	200	474
Tianjin Teda Co., Ltd., Class A	1,300	717
Tianjin You Fa Steel Pipe Group Stock Co., Ltd., Class A	32,100	27,938
*Tianma Microelectronics Co., Ltd., Class A	47,300	63,071
Tianshan Aluminum Group Co., Ltd., Class A	44,800	39,540
Tianshui Huatian Technology Co., Ltd., Class A	52,300	63,611
*Titan Wind Energy Suzhou Co., Ltd., Class A	600	1,090
Tofflon Science & Technology Group Co., Ltd., Class A	20,000	51,675
Tong Ren Tang Technologies Co., Ltd., Class H	89,000	67,791
*Tongdao Liepin Group	45,600	33,451
TongFu Microelectronics Co., Ltd., Class A	18,200	50,693
*Tongkun Group Co., Ltd., Class A	24,700	48,579
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	68,000	37,880
Tongling Nonferrous Metals Group Co., Ltd., Class A	130,300	55,193

15

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Tongyu Heavy Industry Co., Ltd., Class A	105,100	$35,501
*Topsec Technologies Group, Inc., Class A	15,600	19,951
*Trip.com Group, Ltd.	64,100	2,202,040
Truking Technology, Ltd., Class A	12,800	19,630
Truly International Holdings, Ltd.	314,000	32,104
ΩTsaker New Energy Tech Co., Ltd.	3,000	426
UE Furniture Co., Ltd., Class A	100	128
Unilumin Group Co., Ltd., Class A	19,700	17,172
*Unisplendour Corp., Ltd., Class A	29,200	77,991
Universal Scientific Industrial Shanghai Co., Ltd., Class A	7,100	14,051
Valiant Co., Ltd., Class A	9,200	21,515
Vatti Corp., Ltd., Class A	300	241
Victory Giant Technology Huizhou Co., Ltd., Class A	13,500	37,326
Vinda International Holdings, Ltd.	25,000	61,792
*Vipshop Holdings, Ltd., Sponsored ADR	37,067	528,575
*ΩViva Biotech Holdings	36,000	5,889
*Vnet Group, Inc., Sponsored ADR	9,616	30,915
Wanbangde Pharmaceutical Holding Group Co., Ltd., Class A	400	351
Wangneng Environment Co., Ltd., Class A	10,200	20,672
Wangsu Science & Technology Co., Ltd., Class A	81,100	77,432
Wanguo International Mining Group, Ltd.	14,000	5,582
Wanxiang Qianchao Co., Ltd., Class A	47,100	33,166
Wasion Holdings, Ltd.	86,000	31,764
Wasu Media Holding Co., Ltd., Class A	30,900	30,555
Weichai Power Co., Ltd., Class H	414,000	619,048
Wellhope Foods Co., Ltd., Class A	10,200	12,253
West China Cement, Ltd.	346,000	31,396
Western Mining Co., Ltd., Class A	10,600	18,133
Western Securities Co., Ltd., Class A	47,200	42,815
Windey Energy Technology Group Co., Ltd., Class A	17,000	24,567
*Wingtech Technology Co., Ltd., Class A	16,200	109,816
Winner Medical Co., Ltd., Class A	3,600	19,696
Wolong Electric Group Co., Ltd., Class A	34,700	53,075
Wuchan Zhongda Group Co., Ltd., Class A	83,300	51,849
Wuhu Token Science Co., Ltd., Class A	32,200	28,332
Wushang Group Co., Ltd., Class A	6,900	8,110
*Wuxi Boton Technology Co., Ltd., Class A	1,800	3,947
*Wuxi Taiji Industry Co., Ltd., Class A	7,300	6,423
WuXi Xinje Electric Co., Ltd., Class A	400	1,951
XCMG Construction Machinery Co., Ltd., Class A	154,200	120,343
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	40,000	14,876
Xiamen Bank Co., Ltd., Class A	27,000	19,490
Xiamen C & D, Inc., Class A	32,100	42,803
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	300	300
Xiamen ITG Group Corp., Ltd., Class A	68,600	64,189
Xiamen Jihong Technology Co., Ltd., Class A	1,500	4,170
Xiamen Tungsten Co., Ltd., Class A	1,500	3,463
Xiamen Xiangyu Co., Ltd., Class A	51,800	45,224
Xiangcai Co., Ltd., Class A	5,400	5,979
Xianhe Co., Ltd., Class A	9,800	23,959
*ΩXiaomi Corp., Class W	389,200	697,363
Xilinmen Furniture Co., Ltd., Class A	5,400	14,121
*Xinfengming Group Co., Ltd., Class A	21,200	36,353
Xingda International Holdings, Ltd.	99,453	16,778
Xinjiang Tianshan Cement Co., Ltd., Class A	31,600	30,687
Xinjiang Xinxin Mining Industry Co., Ltd., Class H	77,000	7,971
Xinjiang Zhongtai Chemical Co., Ltd., Class A	36,800	33,582
#*Xinte Energy Co., Ltd., Class H	57,200	86,846

16

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Xinxing Ductile Iron Pipes Co., Ltd., Class A	95,500	$53,330
Xinyi Energy Holdings, Ltd.	516,066	90,357
Xinyi Solar Holdings, Ltd.	190,000	111,699
Xinyu Iron & Steel Co., Ltd., Class A	58,600	32,484
*XPeng, Inc., A Shares	8,400	62,050
Xuji Electric Co., Ltd., Class A	5,600	13,088
*YaGuang Technology Group Co., Ltd., Class A	500	639
#Yankuang Energy Group Co., Ltd., Class H	302,000	524,909
Yantai Changyu Pioneer Wine Co., Ltd., Class A	4,800	18,011
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	11,100	27,803
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	10,000	38,886
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	2,100	3,415
Yibin Tianyuan Group Co., Ltd., Class A	12,300	9,214
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	19,400	20,554
*Yifan Pharmaceutical Co., Ltd., Class A	23,100	43,481
Yintai Gold Co., Ltd., Class A	9,300	17,252
Yixintang Pharmaceutical Group Co., Ltd., Class A	4,600	13,339
Yonfer Agricultural Technology Co., Ltd., Class A	23,000	36,370
YongXing Special Materials Technology Co., Ltd., Class A	2,400	16,328
Yotrio Group Co., Ltd., Class A	22,800	9,844
Youngor Group Co., Ltd., Class A	24,800	22,800
*Youzu Interactive Co., Ltd., Class A	3,900	5,870
YTO Express Group Co., Ltd., Class A	40,700	75,280
Yuexiu Property Co., Ltd.	214,000	222,626
Yunda Holding Co., Ltd., Class A	40,500	50,252
Yunnan Aluminium Co., Ltd., Class A	26,600	50,432
Yunnan Baiyao Group Co., Ltd., Class A	3,280	22,717
Yunnan Copper Co., Ltd., Class A	17,700	26,615
Yunnan Energy New Material Co., Ltd., Class A	3,900	35,590
Yunnan Tin Co., Ltd., Class A	14,600	28,039
Yutong Bus Co., Ltd., Class A	5,000	9,289
ZBOM Home Collection Co., Ltd., Class A	560	1,484
Zhaojin Mining Industry Co., Ltd., Class H	77,500	96,868
Zhefu Holding Group Co., Ltd., Class A	87,100	43,894
*Zhejiang Century Huatong Group Co., Ltd., Class A	75,300	60,100
Zhejiang China Commodities City Group Co., Ltd., Class A	70,700	74,917
Zhejiang Chint Electrics Co., Ltd., Class A	22,400	70,446
Zhejiang Communications Technology Co., Ltd., Class A	21,560	11,247
Zhejiang Conba Pharmaceutical Co., Ltd., Class A	27,600	19,698
Zhejiang Crystal-Optech Co., Ltd., Class A	15,500	29,134
Zhejiang Dahua Technology Co., Ltd., Class A	35,200	97,804
Zhejiang Garden Biopharmaceutical Co., Ltd., Class A	600	870
Zhejiang Hailiang Co., Ltd., Class A	15,200	22,338
Zhejiang Hangmin Co., Ltd., Class A	24,300	28,099
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	6,500	6,383
Zhejiang Huace Film & Television Co., Ltd., Class A	32,100	24,615
Zhejiang Huayou Cobalt Co., Ltd., Class A	2,100	10,523
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	27,600	31,577
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	26,700	48,039
Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	2,500	6,916
Zhejiang Juhua Co., Ltd., Class A	6,100	12,587
Zhejiang Longsheng Group Co., Ltd., Class A	35,300	42,791
Zhejiang Medicine Co., Ltd., Class A	22,442	33,134
Zhejiang NHU Co., Ltd., Class A	42,900	94,541
Zhejiang Orient Gene Biotech Co., Ltd., Class A	1,506	8,059
Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	200	344
Zhejiang Runtu Co., Ltd., Class A	26,073	23,722
Zhejiang Semir Garment Co., Ltd., Class A	64,100	53,256

17

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Southeast Space Frame Co., Ltd., Class A	5,200	$4,065
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	53,400	36,948
*Zhejiang Wanliyang Co., Ltd., Class A	17,600	18,985
Zhejiang Wanma Co., Ltd., Class A	10,900	15,603
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	22,500	35,794
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	9,920	13,214
Zhejiang Yasha Decoration Co., Ltd., Class A	7,900	5,488
Zhejiang Yinlun Machinery Co., Ltd., Class A	30,300	72,469
Zhende Medical Co., Ltd., Class A	500	1,756
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	49,400	46,593
Zheshang Securities Co., Ltd., Class A	14,900	20,436
Zhongji Innolight Co., Ltd., Class A	5,400	64,539
Zhongjin Gold Corp., Ltd., Class A	47,000	70,096
Zhongshan Broad Ocean Motor Co., Ltd., Class A	50,900	35,218
Zhongsheng Group Holdings, Ltd.	201,500	464,568
Zhongtai Securities Co., Ltd., Class A	39,400	38,423
*Zhuguang Holdings Group Co., Ltd.	10,000	518
*Zhuhai Aerospace Microchips Science & Technology Co., Ltd., Class A	300	529
Zhuhai Huafa Properties Co., Ltd., Class A	10,400	11,899
Zhuzhou CRRC Times Electric Co., Ltd.	72,000	232,344
Zhuzhou Kibing Group Co., Ltd., Class A	43,200	46,954
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	155,200	80,530

TOTAL CHINA		116,292,583

COLOMBIA — (0.1%)
*Almacenes Exito SA	14,971	51,804
Banco de Bogota SA	1,938	11,665
Bancolombia SA, Sponsored ADR	3,023	76,724
Cementos Argos SA	49,601	56,784
Corp Financiera Colombiana SA	17,839	54,419
Grupo Argos SA	52,754	113,748
Mineros SA	14,147	5,978

TOTAL COLOMBIA		371,122

CZECHIA — (0.1%)
CEZ AS	2,382	101,768
Komercni Banka AS	13,448	393,250
ΩMoneta Money Bank AS	32,272	124,486

TOTAL CZECHIA		619,504

GREECE — (0.5%)
*Alpha Services and Holdings SA	310,648	462,982
Autohellas Tourist and Trading SA	1,570	21,109
Bank of Greece	606	8,776
ElvalHalcor SA	6,053	10,672
*Eurobank Ergasias Services and Holdings SA	293,506	478,386
Fourlis Holdings SA	4,192	17,945
HELLENIQ ENERGY HOLDINGS S.A.	1,680	12,306
*LAMDA Development SA	9,107	58,527
Motor Oil Hellas Corinth Refineries SA	5,580	132,707
*National Bank of Greece SA	74,229	423,686
Piraeus Financial Holdings SA	112,463	331,658
*Sunrisemezz PLC	855	236
Thrace Plastics Holding and Co.	2,849	11,955
Titan Cement International SA	5,931	110,963

TOTAL GREECE		2,081,908

HUNGARY — (0.2%)
MOL Hungarian Oil & Gas PLC	107,112	850,387
*Opus Global Nyrt	27,102	28,505
OTP Bank Nyrt	2,033	75,483

18

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
HUNGARY — (Continued)

TOTAL HUNGARY		$954,375

INDIA — (17.4%)
ACC, Ltd.	4,269	96,815
*Aditya Birla Capital, Ltd.	79,534	164,735
AGI Greenpac, Ltd.	5,314	56,472
Alembic Pharmaceuticals, Ltd.	4,985	42,693
Allcargo Logistics, Ltd.	23,804	73,120
Allcargo Terminals, Ltd.	23,804	10,979
Amara Raja Energy & Mobility, Ltd.	70,292	517,700
Ambuja Cements, Ltd.	29,200	148,861
Anant Raj, Ltd.	13,594	39,660
Andhra Sugars, Ltd. (The)	488	623
Apar Industries, Ltd.	1,051	65,382
Apollo Tyres, Ltd.	181,134	829,539
Arvind, Ltd.	30,864	72,583
*Ashoka Buildcon, Ltd.	59,601	93,025
*ΩAster DM Healthcare, Ltd.	9,232	36,553
Aurobindo Pharma, Ltd.	111,840	1,141,118
Avanti Feeds, Ltd.	5,278	25,579
Axis Bank, Ltd.	599,175	7,065,924
Bajaj Consumer Care, Ltd.	7,883	21,994
Bajaj Holdings & Investment, Ltd.	780	64,890
Balmer Lawrie & Co., Ltd.	7,568	12,198
Balrampur Chini Mills, Ltd.	85,458	424,063
Banco Products India, Ltd.	1,450	7,799
ΩBandhan Bank, Ltd.	97,193	249,990
Bank of Baroda	225,062	530,361
Bank of India	25,441	29,288
Bank of Maharashtra	106,698	53,504
Bannari Amman Sugars, Ltd.	24	743
Bhansali Engineering Polymers, Ltd.	11,199	11,716
Bharat Bijlee, Ltd.	305	13,731
Bharat Heavy Electricals, Ltd.	116,172	168,624
Birla Corp., Ltd.	5,923	90,575
Bombay Burmah Trading Co.	2,583	42,002
*Brightcom Group, Ltd.	344,084	69,223
BSE, Ltd.	2,174	48,645
*Camlin Fine Sciences, Ltd.	796	1,376
Canara Bank	63,611	293,649
*Capacit’e Infraprojects, Ltd.	7,515	18,824
Ceat, Ltd.	13,262	335,872
*Central Bank of India, Ltd.	148,914	77,266
Century Enka, Ltd.	88	476
Century Textiles & Industries, Ltd.	9,807	127,542
Chambal Fertilisers and Chemicals, Ltd.	53,552	185,595
Cholamandalam Financial Holdings, Ltd.	11,002	150,404
CIE Automotive India, Ltd.	22,601	124,910
Cigniti Technologies, Ltd.	84	1,039
City Union Bank, Ltd.	85,055	141,079
ΩCochin Shipyard, Ltd.	11,390	130,147
Container Corp. Of India, Ltd.	15,776	130,401
Coromandel International, Ltd.	3,376	42,292
Cosmo First, Ltd.	906	6,933
*CSB Bank, Ltd.	452	1,794
Cyient, Ltd.	4,918	93,828
Dalmia Bharat Sugar & Industries, Ltd.	92	500
Dalmia Bharat, Ltd.	16,229	410,166
DB Corp., Ltd.	336	1,213

19

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
DCB Bank, Ltd.	60,165	$82,849
DCW, Ltd.	23,959	15,381
Deepak Fertilisers & Petrochemicals Corp., Ltd.	34,405	265,480
Delta Corp., Ltd.	43,665	67,051
Dhampur Bio Organics, Ltd.	236	447
Dhampur Sugar Mills, Ltd.	1,580	5,032
Dhanuka Agritech, Ltd.	1,199	11,456
*Dish TV India, Ltd.	420,983	85,705
*Dishman Carbogen Amcis, Ltd.	3,657	6,233
DLF, Ltd.	93,739	634,431
Dwarikesh Sugar Industries, Ltd.	2,486	2,677
EID Parry India, Ltd.	19,636	108,853
Electrosteel Castings, Ltd.	138,881	141,535
Engineers India, Ltd.	75,069	111,532
EPL, Ltd.	19,582	42,464
ΩEquitas Small Finance Bank, Ltd.	19,735	21,985
Escorts Kubota, Ltd.	2,668	100,380
Everest Industries, Ltd.	44	622
Excel Industries, Ltd.	411	4,211
Exide Industries, Ltd.	134,565	412,784
*FDC, Ltd.	8,479	36,896
Federal Bank, Ltd.	585,487	989,070
FIEM Industries, Ltd.	28	593
Filatex India, Ltd.	1,016	584
Finolex Cables, Ltd.	4,761	51,268
Finolex Industries, Ltd.	37,470	86,431
Firstsource Solutions, Ltd.	185,332	347,364
Fortis Healthcare, Ltd.	44,557	172,831
Gabriel India, Ltd.	1,668	6,707
GAIL India, Ltd.	628,233	901,693
Gateway Distriparks, Ltd.	13,192	13,864
ΩGeneral Insurance Corp. of India	18,406	50,415
Genus Power Infrastructures, Ltd.	10,230	30,275
*GHCL Textiles, Ltd.	17,042	15,352
GHCL, Ltd.	17,042	118,985
Glenmark Pharmaceuticals, Ltd.	45,613	409,652
Godawari Power and Ispat, Ltd.	16,806	124,331
Godfrey Phillips India, Ltd.	4,125	112,168
Goodyear India, Ltd.	36	556
Granules India, Ltd.	81,173	317,736
Graphite India, Ltd.	18,318	102,658
Grasim Industries, Ltd.	55,673	1,261,588
Grauer & Weil India, Ltd.	436	616
Great Eastern Shipping Co., Ltd. (The)	46,820	446,641
Gujarat Alkalies & Chemicals, Ltd.	6,446	55,627
Gujarat Ambuja Exports, Ltd.	7,650	29,871
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	62,008	514,966
Gujarat Pipavav Port, Ltd.	88,508	129,532
Gujarat State Petronet, Ltd.	74,435	239,150
Gulf Oil Lubricants India, Ltd.	92	690
*Hathway Cable & Datacom, Ltd.	59,609	12,959
HBL Power Systems, Ltd.	32,217	114,247
HDFC Bank, Ltd.	3,648	64,693
HEG, Ltd.	6,174	121,038
HeidelbergCement India, Ltd.	4,431	9,963
Heritage Foods, Ltd.	264	711
Hero MotoCorp, Ltd.	12,357	458,363
HFCL, Ltd.	238,910	187,091

20

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
HIL, Ltd.	475	$15,911
Himadri Speciality Chemical, Ltd.	145,702	417,810
Hindalco Industries, Ltd.	364,642	2,012,437
Honda India Power Products, Ltd.	20	691
Huhtamaki India, Ltd.	156	528
I G Petrochemicals, Ltd.	1,440	8,417
ICICI Bank, Ltd.	13,646	150,025
ICICI Bank, Ltd., Sponsored ADR	8,035	178,297
*IDFC First Bank, Ltd.	686,576	681,968
IDFC, Ltd.	76,312	104,947
IIFL Securities, Ltd.	792	953
*India Cements, Ltd. (The)	52,639	132,295
India Glycols, Ltd.	978	7,843
Indian Bank	22,495	113,490
*Indian Overseas Bank	51,205	24,170
Indo Count Industries, Ltd.	7,306	24,974
*Indus Towers, Ltd.	181,331	375,474
IndusInd Bank, Ltd.	85,958	1,488,027
Infibeam Avenues, Ltd.	191,127	43,845
Info Edge India, Ltd.	3,561	174,684
Insecticides India, Ltd.	54	333
IOL Chemicals and Pharmaceuticals, Ltd.	2,388	12,062
Ipca Laboratories, Ltd.	11,871	140,263
ΩIRCON International, Ltd.	98,972	164,936
ISGEC Heavy Engineering, Ltd.	458	3,704
ITD Cementation India, Ltd.	5,722	13,721
J Kumar Infraprojects, Ltd.	14,579	70,515
*Jagran Prakashan, Ltd.	524	628
Jammu & Kashmir Bank, Ltd. (The)	112,190	143,642
Jindal Saw, Ltd.	84,800	451,099
Jindal Stainless, Ltd.	5,273	28,028
Jindal Steel & Power, Ltd.	82,930	631,297
*Jio Financial Services, Ltd.	482,045	1,267,949
JK Lakshmi Cement, Ltd.	6,982	57,573
JK Paper, Ltd.	9,764	44,699
JK Tyre & Industries, Ltd.	88,151	322,180
JSW Energy, Ltd.	89,416	414,331
JSW Steel, Ltd.	208,257	1,841,849
Jubilant Ingrevia, Ltd.	14,776	74,502
Jubilant Pharmova, Ltd.	5,846	26,299
Kalpataru Projects International, Ltd.	9,405	74,904
Kalyani Steels, Ltd.	172	949
Karnataka Bank, Ltd. (The)	77,308	213,190
Karur Vysya Bank, Ltd. (The)	143,495	246,630
*Kaveri Seed Co., Ltd.	1,758	13,063
KCP, Ltd. (The)	420	661
KEC International, Ltd.	17,236	130,069
*Kiri Industries, Ltd.	373	1,213
Kirloskar Brothers, Ltd.	1,698	18,456
Kirloskar Ferrous Industries, Ltd.	1,447	8,224
Kirloskar Oil Engines, Ltd.	20,097	131,238
KNR Constructions, Ltd.	7,464	23,663
KRBL, Ltd.	34,024	147,238
Larsen & Toubro, Ltd.	42,360	1,490,228
LG Balakrishnan & Bros, Ltd.	2,326	29,739
LT Foods, Ltd.	46,668	92,457
Lumax Auto Technologies, Ltd.	196	831
Lupin, Ltd.	31,577	427,866

21

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Maharashtra Seamless, Ltd.	9,611	$82,825
Mahindra & Mahindra, Ltd.	154,053	2,698,836
Maithan Alloys, Ltd.	48	597
Marksans Pharma, Ltd.	31,318	39,703
*»Max Ventures & Industries, Ltd.	220	571
Mayur Uniquoters, Ltd.	112	704
Mazagon Dock Shipbuilders, Ltd.	2,587	61,112
Meghmani Organics, Ltd.	6,823	6,031
Monte Carlo Fashions, Ltd.	80	741
*Morepen Laboratories, Ltd.	89,212	35,734
MRF, Ltd.	483	628,256
Natco Pharma, Ltd.	10,956	105,318
National Aluminium Co., Ltd.	448,596	497,041
National Fertilizers, Ltd.	16,417	13,655
Nava, Ltd.	19,378	96,100
Navneet Education, Ltd.	8,609	15,681
NCC, Ltd.	483,314	838,527
NESCO, Ltd.	3,224	25,034
Neuland Laboratories, Ltd.	596	27,707
*NIIT Learning Systems, Ltd.	7,301	34,186
*NIIT, Ltd.	7,301	11,211
Nilkamal, Ltd.	618	17,673
NMDC, Ltd.	84,139	155,830
NOCIL, Ltd.	11,028	29,339
NRB Bearings, Ltd.	5,756	17,971
Oberoi Realty, Ltd.	15,171	207,334
Orient Cement, Ltd.	29,850	70,933
Oriental Carbon & Chemicals, Ltd.	52	470
Panama Petrochem, Ltd.	144	559
*Patel Engineering, Ltd.	100,775	58,582
PCBL, Ltd.	69,021	165,384
Petronet LNG, Ltd.	205,510	492,678
*Piramal Pharma, Ltd.	86,253	108,258
PNC Infratech, Ltd.	12,662	50,810
Polyplex Corp., Ltd.	4,075	49,986
Power Mech Projects, Ltd.	1,341	58,103
*Prakash Industries, Ltd.	760	1,445
Prestige Estates Projects, Ltd.	34,633	318,507
Punjab National Bank	224,065	196,457
ΩQuess Corp., Ltd.	2,144	10,886
Rain Industries, Ltd.	55,539	102,661
Rajesh Exports, Ltd.	9,652	52,011
Rallis India, Ltd.	24,753	64,544
Ramco Cements, Ltd. (The)	36,303	432,407
Rashtriya Chemicals & Fertilizers, Ltd.	61,912	94,699
Raymond, Ltd.	8,098	171,227
ΩRBL Bank, Ltd.	246,912	653,766
Redington, Ltd.	187,861	322,207
Reliance Industries, Ltd.	499,924	13,737,609
ΩReliance Industries, Ltd., GDR	15,638	853,835
Rico Auto Industries, Ltd.	688	722
RITES, Ltd.	9,109	49,402
RSWM, Ltd.	144	308
Samvardhana Motherson International, Ltd.	538,678	594,910
Sanghvi Movers, Ltd.	2,394	21,020
Sarda Energy & Minerals, Ltd.	8,270	20,174
Sasken Technologies, Ltd.	36	498
Savita Oil Technologies, Ltd.	160	699

22

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Seshasayee Paper & Boards, Ltd.	3,300	$13,755
ΩSH Kelkar & Co., Ltd.	392	679
Sharda Cropchem, Ltd.	3,539	17,255
*<»Shipping Corp. of India Land & Assets, Ltd.	16,981	2,068
Shipping Corp. of India, Ltd.	16,981	28,401
*SIS, Ltd.	4,065	20,128
Sobha, Ltd.	10,827	92,699
South Indian Bank, Ltd. (The)	291,023	84,764
*Star Cement, Ltd.	7,163	13,499
State Bank of India	494,186	3,356,847
Steel Authority of India, Ltd.	184,277	185,586
Subros, Ltd.	2,395	10,675
Sun TV Network, Ltd.	25,087	191,018
*<»Sundaram Clayton, Ltd.	596	7,311
Surya Roshni, Ltd.	10,374	71,825
Tamil Nadu Newsprint & Papers, Ltd.	3,475	11,584
Tata Chemicals, Ltd.	49,591	571,324
Tata Coffee, Ltd.	27,846	87,961
Tata Steel, Ltd.	2,064,151	2,944,050
TD Power Systems, Ltd.	420	1,222
Techno Electric & Engineering Co., Ltd.	3,187	19,208
Texmaco Rail & Engineering, Ltd.	21,164	31,025
Thirumalai Chemicals, Ltd.	3,671	8,785
Tide Water Oil Co. India, Ltd.	40	558
Time Technoplast, Ltd.	43,682	83,918
Titagarh Rail System, Ltd.	388	3,549
*TransIndia Real Estate, Ltd.	23,804	11,193
TV Today Network, Ltd.	160	412
TVS Holdings, Ltd.	596	38,760
TVS Srichakra, Ltd.	726	33,443
Uflex, Ltd.	2,361	12,076
ΩUjjivan Small Finance Bank, Ltd.	139,488	87,286
Union Bank of India, Ltd.	166,455	203,124
UPL, Ltd.	142,164	922,902
Usha Martin, Ltd.	6,434	22,998
UTI Asset Management Co., Ltd.	7,222	65,256
*VA Tech Wabag, Ltd.	6,175	35,771
Vardhman Textiles, Ltd.	12,334	54,686
*ΩVarroc Engineering, Ltd.	2,079	11,483
Vedanta, Ltd.	111,202	289,295
Venky’s India, Ltd.	447	10,517
Vesuvius India, Ltd.	592	25,332
Vindhya Telelinks, Ltd.	625	18,343
Voltamp Transformers, Ltd.	361	20,838
Welspun Corp., Ltd.	75,008	383,064
Welspun Enterprises, Ltd.	5,580	17,573
Welspun India, Ltd.	42,167	76,171
West Coast Paper Mills, Ltd.	9,589	84,818
Wipro, Ltd.	258,267	1,184,336
Wonderla Holidays, Ltd.	710	7,276
*Yes Bank, Ltd.	1,030,567	197,427
*Zee Entertainment Enterprises, Ltd.	295,880	921,129
Zensar Technologies, Ltd.	33,632	197,954
*Zomato, Ltd.	76,384	96,422
Zydus Lifesciences, Ltd.	30,447	209,742
Zydus Wellness, Ltd.	1,485	27,311

TOTAL INDIA		76,501,417

23

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDONESIA — (1.8%)
ABM Investama TBK PT	81,600	$19,623
Ace Hardware Indonesia TBK PT	5,612,600	282,662
Adaro Energy Indonesia TBK PT	3,285,000	529,405
*Adhi Karya Persero TBK PT	674,500	17,070
AKR Corporindo TBK PT	526,300	49,367
*Alam Sutera Realty TBK PT	2,202,400	23,015
Aneka Tambang TBK	1,184,200	127,105
Astra Agro Lestari TBK PT	110,600	49,086
Astra International TBK PT	4,326,100	1,572,756
Astra Otoparts TBK PT	231,700	40,257
Bank Mandiri Persero TBK PT	30,200	10,789
Bank Maybank Indonesia TBK PT	584,800	9,130
Bank Negara Indonesia Persero TBK PT	2,051,400	618,584
*Bank Neo Commerce TBK PT	1,426,700	20,118
Bank OCBC Nisp TBK PT	1,033,400	72,211
*Bank Pan Indonesia TBK PT	1,059,100	75,674
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	687,500	49,123
Bank Pembangunan Daerah Jawa Timur TBK PT	961,600	36,624
Bank Tabungan Negara Persero TBK PT	1,501,212	115,769
BISI International TBK PT	211,400	20,761
Blue Bird TBK PT	160,700	20,031
Bukit Asam TBK PT	1,022,400	159,619
*Bumi Resources Minerals TBK PT	2,809,200	34,308
*Bumi Resources TBK PT	10,772,200	76,629
*Bumi Serpong Damai TBK PT	1,449,800	91,725
Ciputra Development TBK PT	1,671,300	116,786
Delta Dunia Makmur TBK PT	976,600	21,272
Dharma Satya Nusantara TBK PT	657,400	23,589
Elang Mahkota Teknologi TBK PT	3,292,000	103,620
Elnusa TBK PT	3,456,800	94,009
Erajaya Swasembada TBK PT	1,498,700	37,739
*Gajah Tunggal TBK PT	377,500	20,913
Gudang Garam TBK PT	85,100	124,690
Harum Energy TBK PT	320,900	32,625
Indah Kiat Pulp & Paper TBK PT	662,300	400,257
Indika Energy TBK PT	655,100	74,851
Indo Tambangraya Megah TBK PT	104,300	174,162
Indocement Tunggal Prakarsa TBK PT	146,800	85,714
Indofood Sukses Makmur TBK PT	1,002,200	419,555
Indomobil Sukses Internasional TBK PT	280,500	24,192
*Intiland Development TBK PT	1,549,700	19,316
Japfa Comfeed Indonesia TBK PT	1,158,800	89,363
*Kawasan Industri Jababeka TBK PT	2,946,800	24,487
*Krakatau Steel Persero TBK PT	22,300	237
*Lippo Karawaci TBK PT	4,880,900	27,039
Medco Energi Internasional TBK PT	2,487,800	199,682
Media Nusantara Citra TBK PT	1,360,500	42,309
Mulia Industrindo TBK PT	305,800	7,854
Pabrik Kertas Tjiwi Kimia TBK PT	357,300	172,071
Pakuwon Jati TBK PT	2,833,800	71,358
*Panin Financial TBK PT	2,312,100	39,590
Panin Sekuritas TBK PT	1,400	142
*Paninvest TBK PT	154,500	9,677
*PP Persero TBK PT	623,200	22,166
Puradelta Lestari TBK PT	991,900	10,678
Ramayana Lestari Sentosa TBK PT	295,800	9,273
Salim Ivomas Pratama TBK PT	471,500	11,161
Sampoerna Agro TBK PT	1,800	229

24

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Samudera Indonesia TBK PT	1,269,300	$24,131
Sawit Sumbermas Sarana TBK PT	285,900	20,608
Semen Baturaja TBK PT	17,300	340
Semen Indonesia Persero TBK PT	648,075	248,867
Siloam International Hospitals TBK PT	5,200	786
Summarecon Agung TBK PT	2,754,000	92,754
Surya Citra Media TBK PT	2,620,100	24,906
Surya Esa Perkasa TBK PT	1,971,600	74,470
*Surya Semesta Internusa TBK PT	885,100	22,845
Tempo Scan Pacific TBK PT	108,300	11,385
Timah TBK PT	589,000	25,585
Triputra Agro Persada PT	1,329,700	46,039
Tunas Baru Lampung TBK PT	492,400	26,348
United Tractors TBK PT	332,000	525,118
Vale Indonesia TBK PT	304,000	94,731
*Wijaya Karya Persero TBK PT	672,000	16,245
*Wintermar Offshore Marine TBK PT	384,300	10,403
XL Axiata TBK PT	981,880	140,313

TOTAL INDONESIA		8,037,921

KOREA, REPUBLIC OF — (12.0%)
Advanced Process Systems Corp.	1,491	17,973
Aekyung Chemical Co., Ltd.	746	5,988
AJ Networks Co., Ltd.	1,666	4,780
*Ajin Industrial Co., Ltd.	10,567	31,180
AK Holdings, Inc.	710	9,168
*ALUKO Co., Ltd.	18,122	36,296
Amorepacific Corp.	1,401	131,122
*Amotech Co., Ltd.	2,328	12,170
*Ananti, Inc.	6,068	29,878
Asia Cement Co., Ltd.	68	521
ASIA Holdings Co., Ltd.	100	12,661
Asia Paper Manufacturing Co., Ltd.	806	23,424
Avaco Co., Ltd.	44	459
Baiksan Co., Ltd.	1,752	10,819
BH Co., Ltd.	2,595	35,931
Binggrae Co., Ltd.	660	26,731
BNK Financial Group, Inc.	30,348	152,352
Byucksan Corp.	14,618	34,690
*ChinHung International, Inc.	20,430	17,321
*»Chorokbaem Media Co., Ltd.	2,648	7,941
CJ CheilJedang Corp.	1,902	397,849
CJ Corp.	2,496	155,428
*CJ ENM Co., Ltd.	416	16,048
CJ Logistics Corp.	1,195	67,158
*Comtec Systems Co., Ltd.	18,196	8,663
*Cosmax, Inc.	779	78,214
Cuckoo Homesys Co., Ltd.	476	7,172
Dae Won Kang Up Co., Ltd.	7,269	27,288
Daechang Forging Co., Ltd.	5,236	23,107
Daedong Corp.	10,681	97,276
Daehan Steel Co., Ltd.	1,243	11,956
Daesang Corp.	5,432	79,959
Daesang Holdings Co., Ltd.	2,550	12,424
Daesung Holdings Co., Ltd.	1,365	9,956
*Daesung Industrial Co., Ltd.	6,352	17,778
Daewon Pharmaceutical Co., Ltd.	1,009	11,580
*Daewoo Engineering & Construction Co., Ltd.	31,452	91,523
Daewoong Co., Ltd.	2,630	29,015

25

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Daihan Pharmaceutical Co., Ltd.	462	$9,151
Daishin Securities Co., Ltd.	3,300	34,208
Daol Investment & Securities Co., Ltd.	663	1,878
DB Financial Investment Co., Ltd.	140	395
DB Insurance Co., Ltd.	10,258	667,638
DGB Financial Group, Inc.	44,718	260,252
DI Dong Il Corp.	1,477	28,927
DL Holdings Co., Ltd.	2,503	78,766
DMS Co., Ltd.	2,720	11,017
Dong-A Socio Holdings Co., Ltd.	423	31,195
Dong-A ST Co., Ltd.	526	21,616
*Dongbang Transport Logistics Co., Ltd.	1,660	2,230
*Dongkuk CM Co., Ltd.	2,246	11,458
Dongkuk Holdings Co., Ltd.	3,683	23,480
Dongkuk Industries Co., Ltd.	21,476	69,888
Dongsung Chemical Co., Ltd.	4,752	14,444
Dongwha Pharm Co., Ltd.	1,772	12,714
Dongwon F&B Co., Ltd.	745	16,052
Dongwon Industries Co., Ltd.	551	12,178
Dongwon Metal Co., Ltd.	2,908	3,281
Dongyang E&P, Inc.	1,224	16,721
Doosan Bobcat, Inc.	19,718	565,749
Doosan Co., Ltd.	2,254	124,170
Dreamtech Co., Ltd.	2,291	17,659
Duckshin Housing Co., Ltd.	6,068	8,388
DY Corp.	4,757	19,232
DY POWER Corp.	2,219	19,223
Easy Holdings Co., Ltd.	9,961	18,955
Ecoplastic Corp.	11,663	44,215
Elentec Co., Ltd.	1,665	10,479
E-MART, Inc.	3,374	181,622
ENF Technology Co., Ltd.	935	12,974
F&F Holdings Co., Ltd.	1,062	12,354
FarmStory Co., Ltd.	14,504	17,419
Fila Holdings Corp.	5,470	144,795
Gradiant Corp.	2,859	22,842
Green Cross Corp.	427	30,352
*GS Global Corp.	11,871	19,601
GS Holdings Corp.	10,798	315,013
GS Retail Co., Ltd.	7,391	132,984
Haesung Industrial Co., Ltd.	2,126	11,192
Hana Financial Group, Inc.	62,701	1,819,910
*Hancom, Inc.	1,688	14,611
Handok, Inc.	1,040	8,925
Hanil Cement Co., Ltd.	2,293	20,696
Hanil Holdings Co., Ltd.	64	524
Hanjin Transportation Co., Ltd.	699	9,787
Hankook Tire & Technology Co., Ltd.	15,368	434,680
HanmiGlobal Co., Ltd.	32	515
Hansol Holdings Co., Ltd.	4,387	8,624
Hansol Paper Co., Ltd.	1,448	10,700
Hansol Technics Co., Ltd.	3,412	15,158
Hanwha Aerospace Co., Ltd.	1,405	105,072
Hanwha Corp.	2,684	44,119
*Hanwha Galleria Corp.	17,939	13,389
*Hanwha General Insurance Co., Ltd.	10,645	32,671
*Hanwha Investment & Securities Co., Ltd.	20,829	35,395
*Hanwha Life Insurance Co., Ltd.	37,650	77,221

26

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Hanwha Solutions Corp.	23,827	$505,456
Hanyang Eng Co., Ltd.	1,876	19,516
Harim Co., Ltd.	4,508	9,229
Harim Holdings Co., Ltd.	11,465	56,113
HD Hyundai Co., Ltd.	10,433	443,415
HD Hyundai Construction Equipment Co., Ltd.	4,363	143,759
HD Hyundai Energy Solutions Co., Ltd.	974	15,722
HD Hyundai Infracore Co., Ltd.	42,579	210,917
*HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,212	214,760
HL Holdings Corp.	1,160	27,356
HL Mando Co., Ltd.	8,088	196,129
HS Industries Co., Ltd.	4,658	12,089
Husteel Co., Ltd.	13,385	45,342
Hwa Shin Co., Ltd.	9,397	70,066
*Hyosung Chemical Corp.	153	9,845
*Hyosung Heavy Industries Corp.	2,002	253,039
Hyosung TNC Corp.	226	59,740
Hyundai Department Store Co., Ltd.	4,712	186,310
Hyundai Glovis Co., Ltd.	2,579	326,731
Hyundai Marine & Fire Insurance Co., Ltd.	13,901	324,225
Hyundai Motor Co.	24,409	3,067,052
Hyundai Motor Securities Co., Ltd.	2,668	16,140
Hyundai Steel Co.	17,504	424,461
Hyundai Wia Corp.	4,321	179,169
Iljin Electric Co., Ltd.	6,604	61,123
Iljin Holdings Co., Ltd.	6,388	17,241
Industrial Bank of Korea	20,459	169,210
Innocean Worldwide, Inc.	553	17,852
*Interflex Co., Ltd.	1,413	10,023
Inzi Controls Co., Ltd.	3,330	18,271
IS Dongseo Co., Ltd.	3,735	69,553
JASTECH, Ltd.	75	417
JB Financial Group Co., Ltd.	11,900	88,993
*Jeju Semiconductor Corp.	1,650	4,850
Jinsung T.E.C.	1,099	7,812
*»Kanglim Co., Ltd.	2,404	671
Kangwon Land, Inc.	16,200	175,968
KB Financial Group, Inc.	64,496	2,459,401
KC Tech Co., Ltd.	876	12,298
KCC Glass Corp.	1,154	34,606
KCTC	5,064	14,623
KEC Corp.	11,737	10,872
KG Chemical Corp.	15,400	68,759
KG Eco Technology Service Co., Ltd.	5,351	43,979
KGMobilians Co., Ltd.	1,562	5,488
KISWIRE, Ltd.	791	11,052
#KIWOOM Securities Co., Ltd.	2,105	125,469
Kolon Corp.	2,348	27,591
Kolon Global Corp.	1	9
Kolon Industries, Inc.	4,680	150,565
*Kolon Mobility Group Corp.	3,585	7,048
*Korea Circuit Co., Ltd.	9,532	95,634
Korea Electric Terminal Co., Ltd.	265	12,381
Korea Investment Holdings Co., Ltd.	7,036	262,049
*Korea Line Corp.	27,905	34,505
Korea Movenex Co., Ltd.	6,300	41,516
Korea Parts & Fasteners Co., Ltd.	2,480	8,640
Korea Petrochemical Ind Co., Ltd.	1,381	162,687

27

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Korea Zinc Co., Ltd.	494	$171,549
Korean Air Lines Co., Ltd.	32,608	494,957
Korean Reinsurance Co.	10,596	69,591
KSS LINE, Ltd.	1,849	10,775
KT Skylife Co., Ltd.	3,136	13,677
KTCS Corp.	8,089	21,232
Kukdong Oil & Chemicals Co., Ltd.	6,196	24,040
Kumho Petrochemical Co., Ltd.	4,096	384,261
*Kumho Tire Co., Inc.	14,954	46,560
Kumkang Kind Co., Ltd.	6,632	26,124
Kwang Dong Pharmaceutical Co., Ltd.	2,893	15,830
Kyeryong Construction Industrial Co., Ltd.	237	2,209
Kyobo Securities Co., Ltd.	2,228	8,009
Kyungbang Co., Ltd.	52	307
*Kyungchang Industrial Co., Ltd.	5,250	9,271
Kyung-In Synthetic Corp.	2,022	5,382
*LabGenomics Co., Ltd.	7,316	17,768
LG Chem, Ltd.	880	286,698
LG Corp.	14,818	847,025
*LG Display Co., Ltd.	40,396	364,612
LG Electronics, Inc.	24,104	1,779,400
LG H&H Co., Ltd.	190	44,386
LG HelloVision Co., Ltd.	3,048	7,481
LG Uplus Corp.	44,116	330,245
»Lock & Lock Co., Ltd.	92	405
Lotte Chemical Corp.	1,657	179,619
Lotte Chilsung Beverage Co., Ltd.	487	52,467
Lotte Corp.	2,480	47,744
LOTTE Fine Chemical Co., Ltd.	2,814	116,681
LOTTE Himart Co., Ltd.	52	367
Lotte Shopping Co., Ltd.	1,288	68,761
Lotte Wellfood Co., Ltd.	203	17,135
LS Corp.	3,523	204,251
LS Electric Co., Ltd.	2,033	96,340
LX Hausys, Ltd.	664	18,756
#LX INTERNATIONAL Corp.	7,851	144,458
Maeil Dairies Co., Ltd.	293	9,817
Meritz Financial Group, Inc.	5,995	222,834
*Mirae Asset Life Insurance Co., Ltd.	8,305	31,054
Mirae Asset Securities Co., Ltd.	18,852	92,128
Mobase Electronics Co., Ltd.	17,073	23,336
Moorim P&P Co., Ltd.	2,111	4,783
Nature Holdings Co., Ltd. (The)	1,115	17,874
*Neowiz	2,052	41,859
*ΩNetmarble Corp.	2,837	81,084
Nexen Corp.	112	325
Nexen Tire Corp.	5,953	32,838
NH Investment & Securities Co., Ltd.	8,440	60,493
NI Steel Co., Ltd.	112	472
NICE Holdings Co., Ltd.	2,190	19,443
NICE Information & Telecommunication, Inc.	586	8,852
Nong Shim Holdings Co., Ltd.	250	12,125
NongShim Co., Ltd.	425	139,878
NOROO Paint & Coatings Co., Ltd.	44	296
NPC	5,089	18,294
*OCI Co., Ltd.	728	56,168
#OCI Holdings Co., Ltd.	1,606	115,704
Ottogi Corp.	74	20,520

28

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
»Paik Kwang Industrial Co., Ltd.	3,096	$17,858
Pan Ocean Co., Ltd.	53,525	170,418
Pan-Pacific Co., Ltd.	5,938	7,391
Partron Co., Ltd.	11,958	76,766
Poongsan Corp.	5,973	158,994
POSCO Holdings, Inc.	13,047	3,975,299
#Posco International Corp.	2,963	109,915
POSCO Steeleon Co., Ltd.	775	27,085
Protec Co., Ltd.	45	1,416
Pulmuone Co., Ltd.	404	2,994
*RFTech Co., Ltd.	5,102	13,959
Sajo Industries Co., Ltd.	12	347
Sajodaerim Corp.	254	5,247
Sambo Motors Co., Ltd.	4,068	15,633
SAMHWA Paints Industrial Co., Ltd.	4,192	18,686
Samjin LND Co., Ltd.	8,493	10,250
Samkee Corp.	8,167	12,185
*Samkee EV Co., Ltd.	384	762
Sammok S-Form Co., Ltd.	1,221	13,742
SAMPYO Cement Co., Ltd.	1,606	3,663
Samsung Electronics Co., Ltd.	103,549	5,129,339
Samsung Electronics Co., Ltd., Registered Shares, GDR	490	610,540
Samsung Fire & Marine Insurance Co., Ltd.	4,592	878,925
*Samsung Heavy Industries Co., Ltd.	37,970	191,741
Samsung Life Insurance Co., Ltd.	11,592	620,563
Samsung SDS Co., Ltd.	2,482	253,980
Samsung Securities Co., Ltd.	8,573	224,077
SAMT Co., Ltd.	5,044	9,468
Samyang Corp.	12	369
SD Biosensor, Inc.	1,162	8,294
SeAH Besteel Holdings Corp.	7,152	115,180
SeAH Steel Corp.	198	18,047
SeAH Steel Holdings Corp.	211	31,247
Segyung Hitech Co., Ltd.	146	1,097
Sejong Industrial Co., Ltd.	3,142	12,167
Seoul Semiconductor Co., Ltd.	10,267	76,477
Seoyon Co., Ltd.	3,086	15,127
Seoyon E-Hwa Co., Ltd.	6,821	71,970
SGC Energy Co., Ltd.	907	18,099
Shindaeyang Paper Co., Ltd.	80	324
Shinhan Financial Group Co., Ltd.	71,939	1,851,009
Shinsegae Information & Communication Co., Ltd.	766	6,392
Shinsegae International, Inc.	2,951	33,999
Shinsegae, Inc.	1,983	247,847
Shinwon Corp.	296	298
*Signetics Corp.	8,798	6,514
SIMMTECH HOLDINGS Co., Ltd.	410	727
SK D&D Co., Ltd.	752	15,285
SK Discovery Co., Ltd.	1,112	30,423
SK Gas, Ltd.	345	37,807
SK Hynix, Inc.	94,041	8,098,159
*SK Innovation Co., Ltd.	10,839	980,731
SK Networks Co., Ltd.	27,654	114,052
SK Securities Co., Ltd.	62,921	26,835
SK, Inc.	6,228	654,827
SL Corp.	4,998	109,911
SNT Motiv Co., Ltd.	871	26,023
S-Oil Corp.	7,851	385,996

29

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Songwon Industrial Co., Ltd.	2,437	$30,856
Suheung Co., Ltd.	676	14,190
Sun Kwang Co., Ltd.	810	10,076
Sung Kwang Bend Co., Ltd.	6,147	61,354
Sungshin Cement Co., Ltd.	4,098	25,124
Sungwoo Hitech Co., Ltd.	16,463	96,056
Sunjin Co., Ltd.	2,074	10,965
SurplusGLOBAL, Inc.	854	1,837
*SY Co., Ltd.	164	709
Systems Technology, Inc.	2,424	49,178
Tae Kyung Industrial Co., Ltd.	3,003	14,787
Taeyang Metal Industrial Co., Ltd.	7,812	17,526
Taeyoung Engineering & Construction Co., Ltd.	2,716	7,220
TechWing, Inc.	507	3,247
TK Corp.	1,775	19,977
*Tongyang Life Insurance Co., Ltd.	5,607	18,205
Tovis Co., Ltd.	56	705
TS Corp.	12,213	27,400
TYM Corp.	9,427	34,552
Unid Co., Ltd.	835	47,112
Uniquest Corp.	2,063	7,729
Vitzro Tech Co., Ltd.	3,072	16,991
WiSoL Co., Ltd.	956	4,269
Wonik Materials Co., Ltd.	2,048	39,579
Woongjin Thinkbig Co., Ltd.	1,849	3,334
*Wooree Bio Co., Ltd.	2,390	4,318
Woori Financial Group, Inc.	124,230	1,094,619
Y G-1 Co., Ltd.	4,011	15,681
Y-Entec Co., Ltd.	332	1,731
Youngone Corp.	2,583	103,852
Youngone Holdings Co., Ltd.	774	44,816
Yuanta Securities Korea Co., Ltd.	11,360	19,893
Zeus Co., Ltd.	1,225	25,805
Zinus, Inc.	856	12,074

TOTAL KOREA, REPUBLIC OF		52,881,033

KUWAIT — (0.7%)
A’ayan Leasing & Investment Co. KSCP	183,116	91,100
*Agility Public Warehousing Co. KSC	378,619	643,365
Ahli United Bank KSCP	50,577	40,520
Al Ahli Bank of Kuwait KSCP	207,024	143,121
Al-Eid Food KSC	32,087	17,518
Burgan Bank SAK	226,998	119,530
Combined Group Contracting Co. SAK	32,462	44,150
Gulf Bank KSCP	539,700	413,209
Gulf Cables & Electrical Industries Group Co. KSCP	11,785	44,924
Heavy Engineering & Ship Building Co. KSCP	19,022	46,395
Integrated Holding Co. KCSC	41,143	58,747
Kuwait International Bank KSCP	220,080	104,512
Mezzan Holding Co. KSCC	32,897	53,137
Mobile Telecommunications Co. KSCP	620,485	964,152
National Bank of Kuwait SAKP	75,732	214,560
Warba Bank KSCP	340,200	189,031

TOTAL KUWAIT		3,187,971

MALAYSIA — (1.6%)
#Aeon Co. M BHD	105,300	23,869
AFFIN Bank BHD	133,039	56,404
Alliance Bank Malaysia BHD	170,200	122,528

30

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Allianz Malaysia BHD	7,300	$24,545
AMMB Holdings BHD	335,100	268,671
Axiata Group BHD	408,300	186,818
Bank Islam Malaysia BHD	167,100	75,405
Batu Kawan BHD	2,200	9,466
#*Berjaya Corp. BHD	361,100	21,979
#*Berjaya Land BHD	126,900	7,458
#Boustead Plantations BHD	144,000	44,127
*Bumi Armada BHD	1,420,200	163,944
Cahya Mata Sarawak BHD	114,200	26,606
#CIMB Group Holdings BHD	1,349,961	1,617,857
*Coastal Contracts BHD	19,600	7,940
*Dagang NeXchange BHD	761,500	69,525
Dayang Enterprise Holdings BHD	3,100	1,210
DRB-Hicom BHD	141,400	41,252
Eco World Development Group BHD	151,100	32,031
#*Ekovest BHD	588,900	58,711
Gamuda BHD	416,125	405,251
#Genting BHD	341,500	288,854
Genting Malaysia BHD	331,700	168,478
Genting Plantations BHD	56,200	63,932
#HAP Seng Consolidated BHD	46,700	48,126
Hap Seng Plantations Holdings BHD	20,900	7,852
*Hartalega Holdings BHD	553,600	240,519
Hiap Teck Venture BHD	7,600	662
Hibiscus Petroleum BHD	232,560	130,325
#Hong Leong Financial Group BHD	33,700	124,204
IGB BHD	1,200	544
IJM Corp. BHD	338,700	135,068
IOI Properties Group BHD	208,200	80,842
Jaya Tiasa Holdings BHD	140,000	25,270
Kenanga Investment Bank BHD	57,300	10,222
#*KSL Holdings BHD	90,000	20,401
LBS Bina Group BHD	120,300	13,003
#Leong Hup International BHD	3,400	446
Magni-Tech Industries BHD	1,100	455
#Magnum BHD	110,000	24,703
Mah Sing Group BHD	274,900	47,312
#Malayan Flour Mills BHD	232,300	31,204
#Malaysia Building Society BHD	458,500	69,769
Malaysia Smelting Corp. BHD	41,800	18,687
#Malaysian Resources Corp. BHD	417,700	37,698
Matrix Concepts Holdings BHD	140,400	45,381
Mega First Corp. BHD	28,200	20,479
Mi Technovation BHD	35,700	12,813
MISC BHD	183,300	278,922
#MKH BHD	67,800	19,922
MNRB Holdings BHD	50,900	12,713
*Muhibbah Engineering M BHD	122,400	17,726
Pantech Group Holdings BHD	59,700	10,901
#Paramount Corp. BHD	53,000	10,234
Perak Transit BHD	2,400	599
Petron Malaysia Refining & Marketing BHD	9,400	8,898
RHB Bank BHD	366,004	428,650
Sarawak Oil Palms BHD	54,100	28,955
Sime Darby BHD	672,400	323,181
Sime Darby Property BHD	429,300	55,414
SP Setia BHD Group	323,700	57,070

31

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
Sunway BHD	167,700	$65,116
#Ta Ann Holdings BHD	57,800	40,640
#Thong Guan Industries BHD	50,400	19,252
#*Top Glove Corp. BHD	954,400	145,228
*Tropicana Corp. BHD	2,800	711
#TSH Resources BHD	137,100	27,624
#UEM Sunrise BHD	353,900	59,051
UMW Holdings BHD	30,700	31,251
#UOA Development BHD	36,833	13,065
*Velesto Energy BHD	739,500	39,579
#WCT Holdings BHD	99,900	10,798
Yinson Holdings BHD	98,960	50,887
YTL Corp. BHD	606,400	185,821

TOTAL MALAYSIA		6,875,054

MEXICO — (2.6%)
#Alpek SAB de CV	50,764	29,835
Arca Continental SAB de CV	15,900	142,486
#*Axtel SAB de CV	227,100	9,434
ΩBanco del Bajio SA	120,517	366,431
*Cemex SAB de CV	9,000	5,379
*Cemex SAB de CV, Sponsored ADR	259,061	1,546,594
Coca-Cola Femsa SAB de CV	14,560	110,541
El Puerto de Liverpool SAB de CV	34,756	176,716
Fomento Economico Mexicano SAB de CV	39,000	440,357
Fomento Economico Mexicano SAB de CV, Sponsored ADR	4,150	470,652
GCC SAB de CV	23,673	210,937
Genomma Lab Internacional SAB de CV, Class B	182,951	136,000
Gentera SAB de CV	239,718	253,621
Grupo Carso SAB de CV, Class A1	46,900	300,214
Grupo Comercial Chedraui SA de CV	17,700	102,966
Grupo Financiero Banorte SAB de CV, Class O	326,658	2,642,686
*Grupo Financiero Inbursa SAB de CV, Class O	250,704	516,739
Grupo Herdez SAB de CV	29,800	67,646
Grupo Industrial Saltillo SAB de CV	16,923	25,075
*Grupo KUO SAB De CV, Series B	100	204
Grupo Mexico SAB de CV, Class B	476,431	1,975,870
*Grupo Simec SAB de CV, Class B	300	3,182
*ΩGrupo Traxion SAB de CV	116,700	172,597
#*Industrias Penoles SAB de CV	21,608	238,762
La Comer SAB de CV	87,370	174,033
Megacable Holdings SAB de CV	139,296	272,759
*ΩNemak SAB de CV	351,921	62,380
Orbia Advance Corp. SAB de CV	185,182	300,140
*Organizacion Soriana SAB de CV, Class B	1,700	2,930
Promotora y Operadora de Infraestructura SAB de CV	36,990	304,415
Promotora y Operadora de Infraestructura SAB de CV, Class L	5	28
Qualitas Controladora SAB de CV	3,200	26,416
Regional SAB de CV	47,684	360,912
*Vista Energy SAB de CV, Sponsored ADR	300	8,166

TOTAL MEXICO		11,457,103

PHILIPPINES — (0.6%)
*8990 Holdings, Inc.	10,000	1,593
ACEN Corp.	22,110	2,065
Alliance Global Group, Inc.	435,700	81,396
Apex Mining Co., Inc.	279,000	12,686
Ayala Corp.	28,590	305,098
Ayala Land, Inc.	335,500	164,675

32

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
Bank of the Philippine Islands	55,744	$98,736
BDO Unibank, Inc.	130,204	292,580
China Banking Corp.	31,100	16,581
*Converge Information and Communications Technology Solutions, Inc.	274,900	40,552
DMCI Holdings, Inc.	930,500	150,382
DoubleDragon Corp.	24,700	2,960
East West Banking Corp.	32,400	5,048
Filinvest Land, Inc.	546,000	5,870
First Philippine Holdings Corp.	120	128
Global Ferronickel Holdings, Inc.	365,000	16,532
GT Capital Holdings, Inc.	15,950	154,327
JG Summit Holdings, Inc.	316,300	204,865
LT Group, Inc.	415,400	64,792
Megaworld Corp.	1,892,000	66,023
Metropolitan Bank & Trust Co.	354,990	327,211
Petron Corp.	205,000	11,815
Philex Mining Corp.	214,100	10,981
*Philippine National Bank	25,700	8,452
Premium Leisure Corp.	50,000	520
Puregold Price Club, Inc.	172,500	82,389
Rizal Commercial Banking Corp.	1,900	784
Robinsons Land Corp.	352,400	86,579
Robinsons Retail Holdings, Inc.	36,000	26,013
San Miguel Corp.	86,330	159,910
Security Bank Corp.	101,420	137,634
*Shell Pilipinas Corp.	21,700	4,895
Union Bank of the Philippines	120,230	126,078
Vista Land & Lifescapes, Inc.	307,000	8,657

TOTAL PHILIPPINES		2,678,807

POLAND — (1.2%)
AB SA	2,294	36,364
*Alior Bank SA	22,190	348,490
Arctic Paper SA	3,440	14,498
ASBISc Enterprises PLC	3,176	21,691
Asseco Poland SA	8,836	161,560
Bank Polska Kasa Opieki SA	13,769	417,252
*BNPP Bank Polska SA	149	2,284
Boryszew SA	7,004	10,006
#Cognor Holding SA	19,706	38,860
*Cyfrowy Polsat SA	28,362	88,269
Echo Investment SA	8,306	8,476
*Enea SA	33,358	57,747
Erbud SA	16	147
*Grenevia SA	1,808	1,287
KGHM Polska Miedz SA	17,291	460,587
Lubelski Wegiel Bogdanka SA	2,157	18,837
*mBank SA	1,281	158,012
Mirbud SA	11,742	21,679
ORLEN SA	125,918	1,987,078
*PGE Polska Grupa Energetyczna SA	157,218	272,277
*PKP Cargo SA	5,569	20,299
*Polimex-Mostostal SA	26,786	27,714
*Powszechna Kasa Oszczednosci Bank Polski SA	37,335	385,577
*Santander Bank Polska SA	3,871	419,251
*Tauron Polska Energia SA	234,921	206,211
*Zespol Elektrowni Patnow Adamow Konin SA	132	614

TOTAL POLAND		5,185,067

33

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
QATAR — (0.8%)
Aamal Co.	252,380	$56,909
*Baladna	163,039	50,197
Barwa Real Estate Co.	460,652	320,091
Commercial Bank PSQC (The)	700,035	985,548
Doha Bank QPSC	519,538	216,177
Doha Insurance Co. QSC	1,112	699
Gulf International Services QSC	287,086	216,044
Gulf Warehousing Co.	35,925	29,235
*Lesha Bank LLC	156,140	59,094
Masraf Al Rayan QSC	920,054	530,654
Mesaieed Petrochemical Holding Co.	262,261	114,528
Ooredoo QPSC	187,742	509,961
Qatar Fuel QSC	15,553	63,434
Qatar Gas Transport Co., Ltd.	42,050	40,652
Qatar Industrial Manufacturing Co. QSC	1,156	952
*Qatar Insurance Co. SAQ	217,688	147,317
Qatar National Cement Co. QSC	55,249	53,337
*Salam International Investment, Ltd. QSC	207,046	33,892
United Development Co. QSC	459,489	122,791
Vodafone Qatar QSC	242,317	118,463

TOTAL QATAR		3,669,975

SAUDI ARABIA — (3.9%)
Al Babtain Power & Telecommunication Co.	6,111	30,330
*Al Hassan Ghazi Ibrahim Shaker Co.	1,556	8,444
*Al Jouf Cement Co.	9,921	30,623
*Al Khaleej Training and Education Co.	188	975
*AlJazira Takaful Ta’awuni Co.	5,006	19,135
*Allianz Saudi Fransi Cooperative Insurance Co.	4,264	18,254
*Alujain Corp.	6,641	66,913
Arab National Bank	162,958	1,032,062
Arabian Cement Co.	7,834	65,047
*Arabian Shield Cooperative Insurance Co.	14,754	72,126
Arriyadh Development Co.	1,358	7,239
*Bank Al-Jazira	97,840	426,661
Banque Saudi Fransi	103,526	989,286
Basic Chemical Industries, Ltd.	1,126	8,974
City Cement Co.	11,388	52,818
*Dar Al Arkan Real Estate Development Co.	189,905	764,358
Eastern Province Cement Co.	6,367	62,709
Etihad Etisalat Co.	24,932	306,367
*Gulf Union Cooperative Insurance Co.	5,815	19,623
Hail Cement Co.	8,124	24,687
*Methanol Chemicals Co.	10,611	52,325
Mobile Telecommunications Co.	129,523	476,441
Najran Cement Co.	19,504	55,420
*National Industrialization Co.	80,209	248,435
Northern Region Cement Co.	16,765	45,760
*Rabigh Refining & Petrochemical Co.	70,022	188,139
Sahara International Petrochemical Co.	79,505	683,451
*Saudi Arabian Amiantit Co.	2,453	24,454
Saudi Awwal Bank	177,715	1,584,542
Saudi Basic Industries Corp.	125,157	2,568,794
Saudi Ceramic Co.	11,434	72,537
Saudi Chemical Co. Holding	16,890	18,008
Saudi Industrial Investment Group	33,308	212,725
Saudi Industrial Services Co.	35,568	238,441
Saudi Investment Bank (The)	96,406	377,750
*Saudi Kayan Petrochemical Co.	132,317	373,151

34

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Saudi Marketing Co.	124	$661
Saudi National Bank (The)	566,922	5,069,899
*Saudi Public Transport Co.	13,631	58,934
*Saudi Reinsurance Co.	5,103	23,423
*Seera Group Holding	35,917	225,941
*Sinad Holding Co.	10,137	27,561
*Tabuk Cement Co.	4,923	19,080
*Umm Al-Qura Cement Co.	4,730	18,912
United International Transportation Co.	11,803	211,420
*Walaa Cooperative Insurance Co.	11,070	51,461
Yamama Cement Co.	16,500	127,546
Yanbu National Petrochemical Co.	15,061	151,951

TOTAL SAUDI ARABIA		17,213,793

SOUTH AFRICA — (2.6%)
Absa Group, Ltd.	130,906	1,186,519
AECI, Ltd.	30,013	176,762
African Rainbow Minerals, Ltd.	19,587	160,462
#*Anglogold Ashanti PLC	21,539	384,256
Aspen Pharmacare Holdings, Ltd.	59,837	540,346
Astral Foods, Ltd.	7,581	59,061
Barloworld, Ltd.	32,715	136,798
*Blue Label Telecoms, Ltd.	50,393	8,709
DataTec, Ltd.	53,647	100,873
Discovery, Ltd.	6,038	41,413
DRDGOLD, Ltd.	21,767	19,065
DRDGOLD, Ltd., ADR	856	7,285
Exxaro Resources, Ltd.	43,457	433,390
Foschini Group, Ltd. (The)	67,229	361,160
Harmony Gold Mining Co., Ltd.	17,805	82,031
Harmony Gold Mining Co., Ltd., Sponsored ADR	82,282	369,446
Hudaco Industries, Ltd.	3,372	27,772
Impala Platinum Holdings, Ltd.	160,225	663,911
Investec, Ltd.	23,738	129,118
*KAP, Ltd.	429,169	51,051
Lewis Group, Ltd.	1,748	3,618
Life Healthcare Group Holdings, Ltd.	78,910	78,165
Merafe Resources, Ltd.	68,194	4,256
*Metair Investments, Ltd.	11,788	9,281
Momentum Metropolitan Holdings	269,183	301,104
Motus Holdings, Ltd.	28,277	139,553
Mpact, Ltd.	396	592
MTN Group, Ltd.	3,790	18,393
Nedbank Group, Ltd.	69,549	744,093
Oceana Group, Ltd.	18,747	69,200
Old Mutual, Ltd.	824,988	521,478
Omnia Holdings, Ltd.	35,104	108,363
ΩPepkor Holdings, Ltd.	364,672	330,691
*PPC, Ltd.	228,817	34,054
Raubex Group, Ltd.	25,715	33,497
Reunert, Ltd.	23,156	72,493
RFG Holdings, Ltd.	424	237
Sappi, Ltd.	119,319	249,561
Sasol, Ltd.	133,690	1,684,273
Sibanye Stillwater, Ltd.	351,888	448,614
#Sibanye Stillwater, Ltd., ADR	62,642	318,221
Standard Bank Group, Ltd.	101,621	991,389
Super Group, Ltd.	73,516	124,625
*Telkom SA SOC, Ltd.	67,527	78,705

35

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Thungela Resources, Ltd.	24,020	$213,128
*Wilson Bayly Holmes-Ovcon, Ltd.	4,012	25,300
*Zeda, Ltd.	39,604	22,710

TOTAL SOUTH AFRICA		11,565,022

TAIWAN — (16.9%)
Ability Enterprise Co., Ltd.	50,000	34,685
AcBel Polytech, Inc.	75,389	88,324
Acer, Inc.	550,000	578,233
ACES Electronic Co., Ltd.	14,000	12,215
*Acon Holding, Inc.	54,000	15,616
Acter Group Corp., Ltd.	8,000	44,273
Action Electronics Co., Ltd.	32,000	15,490
ADATA Technology Co., Ltd.	29,305	88,001
Advanced International Multitech Co., Ltd.	21,000	42,926
Advancetek Enterprise Co., Ltd.	10,000	10,806
*ALI Corp.	51,000	37,423
Alltek Technology Corp.	22,080	22,873
Alpha Networks, Inc.	26,000	28,337
Altek Corp.	43,000	44,611
Ampire Co., Ltd.	10,000	11,161
Anji Technology Co., Ltd.	11,000	12,497
Apacer Technology, Inc.	17,000	28,774
Apex Biotechnology Corp.	22,000	18,110
Apex International Co., Ltd.	36,000	51,777
Arcadyan Technology Corp.	23,000	109,203
Ardentec Corp.	135,000	270,541
ASE Technology Holding Co., Ltd.	767,000	2,683,968
Asia Cement Corp.	391,000	482,195
Asia Optical Co., Inc.	36,000	67,150
Asia Polymer Corp.	71,000	51,551
ASolid Technology Co., Ltd.	5,000	14,491
ASROCK, Inc.	5,000	27,748
Asustek Computer, Inc.	104,000	1,083,768
AUO Corp.	1,014,600	487,984
Avermedia Technologies	20,000	20,225
*Azurewave Technologies, Inc.	21,000	20,330
*Bank of Kaohsiung Co., Ltd.	58,961	21,178
Basso Industry Corp.	21,000	25,153
BenQ Materials Corp.	22,000	23,367
BES Engineering Corp.	304,000	109,659
Bizlink Holding, Inc.	8,000	62,032
Brighton-Best International Taiwan, Inc.	51,000	52,360
Cameo Communications, Inc.	53,000	15,295
Capital Futures Corp.	2,000	2,821
Capital Securities Corp.	323,000	141,907
Career Technology MFG. Co., Ltd.	83,000	51,435
Cathay Financial Holding Co., Ltd.	1,083,397	1,466,352
Cathay Real Estate Development Co., Ltd.	114,000	53,424
Cayman Engley Industrial Co., Ltd.	7,000	11,935
CCP Contact Probes Co., Ltd.	28,000	34,790
*Central Reinsurance Co., Ltd.	71,284	49,340
Chain Chon Industrial Co., Ltd.	38,000	15,230
Champion Building Materials Co., Ltd.	900	249
Chang Hwa Commercial Bank, Ltd.	793,050	419,325
Channel Well Technology Co., Ltd.	14,000	35,264
CHC Healthcare Group	26,000	48,497
Chen Full International Co., Ltd.	13,000	14,830
Cheng Loong Corp.	169,000	147,455

36

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Cheng Shin Rubber Industry Co., Ltd.	464,000	$631,589
Cheng Uei Precision Industry Co., Ltd.	50,000	59,272
Chenming Electronic Technology Corp.	56,000	72,514
Chia Chang Co., Ltd.	13,000	16,633
Chicony Electronics Co., Ltd.	2,000	7,677
China Airlines, Ltd.	638,000	380,617
China Bills Finance Corp.	138,000	60,629
China Chemical & Pharmaceutical Co., Ltd.	69,000	48,822
#*China Development Financial Holding Corp.	2,545,000	886,650
China General Plastics Corp.	78,000	51,343
China Metal Products	51,000	55,112
China Steel Corp.	2,056,000	1,530,828
China Wire & Cable Co., Ltd.	23,000	24,003
Ching Feng Home Fashions Co., Ltd.	1,025	540
Chin-Poon Industrial Co., Ltd.	118,000	126,422
Chipbond Technology Corp.	183,000	383,660
ChipMOS Technologies, Inc.	81,000	102,265
ChipMOS Technologies, Inc., ADR	152	3,800
Chong Hong Construction Co., Ltd.	40,000	89,040
Chun Yuan Steel Industry Co., Ltd.	71,000	35,352
Chung Hung Steel Corp.	9,000	5,980
Chung Hwa Pulp Corp.	62,000	39,760
Chung-Hsin Electric & Machinery Manufacturing Corp.	31,000	89,077
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	17,000	28,303
Collins Co., Ltd.	49,000	24,020
Compal Electronics, Inc.	903,000	780,920
Compeq Manufacturing Co., Ltd.	263,000	428,130
Concord International Securities Co., Ltd.	30,000	14,059
*Concord Securities Co., Ltd.	124,000	49,508
Continental Holdings Corp.	90,000	74,642
Contrel Technology Co., Ltd.	2,000	1,030
Coretronic Corp.	78,000	175,551
Co-Tech Development Corp.	59,000	106,231
Crowell Development Corp.	21,000	17,708
CTBC Financial Holding Co., Ltd.	4,157,000	3,120,794
CviLux Corp.	1,000	1,147
Cyberlink Corp.	6,000	16,427
CyberPower Systems, Inc.	8,400	50,501
DA CIN Construction Co., Ltd.	33,600	39,676
Da-Li Development Co., Ltd.	31,500	30,835
Darfon Electronics Corp.	30,000	40,142
Darwin Precisions Corp.	59,000	25,102
De Licacy Industrial Co., Ltd.	26,500	10,621
Depo Auto Parts Ind Co., Ltd.	26,000	104,208
Dimerco Express Corp.	10,500	25,671
D-Link Corp.	106,000	59,806
DONPON PRECISION, Inc.	12,000	10,063
Dynamic Holding Co., Ltd.	63,000	151,309
Dynapack International Technology Corp.	13,000	31,463
Eastech Holding, Ltd.	20,000	36,257
Edimax Technology Co., Ltd.	67,000	28,093
Edison Opto Corp.	18,000	13,041
Edom Technology Co., Ltd.	43,000	30,823
Elite Advanced Laser Corp.	11,000	19,602
Elite Semiconductor Microelectronics Technology, Inc.	11,000	28,454
Elitegroup Computer Systems Co., Ltd.	153,000	120,758
Emerging Display Technologies Corp.	34,000	29,037
Ennoconn Corp.	11,000	84,446

37

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Ennostar, Inc.	183,000	$232,453
Eson Precision Ind Co., Ltd.	30,000	52,351
Eternal Materials Co., Ltd.	179,650	153,978
Eva Airways Corp.	561,000	473,914
*Everest Textile Co., Ltd.	64,000	14,621
Evergreen International Storage & Transport Corp.	122,000	112,277
Everlight Chemical Industrial Corp.	86,000	51,041
Everlight Electronics Co., Ltd.	61,000	83,314
Excelliance Mos Corp.	4,000	14,799
Excelsior Medical Co., Ltd.	9,922	26,400
Far Eastern Department Stores, Ltd.	115,000	84,916
Far Eastern International Bank	568,500	201,565
Far Eastern New Century Corp.	598,000	543,888
Farglory Land Development Co., Ltd.	41,000	75,465
Feedback Technology Corp.	9,000	24,085
Feng Hsin Steel Co., Ltd.	15,000	29,089
First Insurance Co., Ltd. (The)	41,000	21,300
*First Steamship Co., Ltd.	60,000	14,947
Fitipower Integrated Technology, Inc.	20,150	165,561
Fittech Co., Ltd.	10,000	17,574
FLEXium Interconnect, Inc.	61,000	157,037
Forcecon Tech Co., Ltd.	15,000	61,045
Formosa Advanced Technologies Co., Ltd.	18,000	21,449
Formosa Laboratories, Inc.	16,000	42,374
Formosa Plastics Corp.	462,000	1,096,778
Formosan Union Chemical	91,000	57,515
Founding Construction & Development Co., Ltd.	23,000	13,686
Franbo Lines Corp.	76,988	37,740
Froch Enterprise Co., Ltd.	35,000	18,722
Fu Chun Shin Machinery Manufacture Co., Ltd.	47,380	23,884
Fu Hua Innovation Co., Ltd.	79,090	62,789
Fubon Financial Holding Co., Ltd.	976,695	1,809,754
Fulltech Fiber Glass Corp.	133,701	69,458
Fwusow Industry Co., Ltd.	27,810	16,076
G Shank Enterprise Co., Ltd.	17,000	27,831
Gemtek Technology Corp.	116,000	116,590
General Interface Solution Holding, Ltd.	47,000	80,857
Getac Holdings Corp.	38,000	84,705
Giant Manufacturing Co., Ltd.	5,000	25,127
Giantplus Technology Co., Ltd.	27,000	10,072
Gigabyte Technology Co., Ltd.	30,000	201,172
Global Brands Manufacture, Ltd.	81,000	153,834
Global Lighting Technologies, Inc.	8,000	11,679
Global Mixed Mode Technology, Inc.	4,000	30,646
Globaltek Fabrication Co., Ltd.	9,000	13,846
*Globe Union Industrial Corp.	30,000	12,718
#Gloria Material Technology Corp.	273,000	375,391
GMI Technology, Inc.	4,136	2,423
Goldsun Building Materials Co., Ltd.	192,000	149,172
#Gordon Auto Body Parts	140,000	130,137
Gourmet Master Co., Ltd.	6,000	17,981
*Grand Fortune Securities Co., Ltd.	42,000	14,762
Great China Metal Industry	18,000	13,125
Greatek Electronics, Inc.	38,000	68,186
GTM Holdings Corp.	22,000	19,873
*HannsTouch Holdings Co.	76,000	21,346
Harvatek Corp.	32,000	25,701
Hey Song Corp.	47,000	55,426

38

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Highwealth Construction Corp.	121,440	$152,385
Hiroca Holdings, Ltd.	9,000	10,059
Hitron Technology, Inc.	53,000	48,694
Hocheng Corp.	203,000	111,091
Holy Stone Enterprise Co., Ltd.	14,700	43,010
Hon Hai Precision Industry Co., Ltd.	2,350,000	6,991,676
Hong TAI Electric Industrial	67,000	50,299
Hotel Holiday Garden	24,400	14,557
Hsin Kuang Steel Co., Ltd.	59,000	84,766
Hu Lane Associate, Inc.	1,000	4,255
HUA ENG Wire & Cable Co., Ltd.	58,000	34,333
Hua Nan Financial Holdings Co., Ltd.	749,320	468,975
Huaku Development Co., Ltd.	41,000	115,788
Huang Hsiang Construction Corp.	18,000	21,393
Huikwang Corp.	17,000	17,480
Hung Sheng Construction, Ltd.	65,000	35,972
Hwacom Systems, Inc.	29,000	15,200
*IBF Financial Holdings Co., Ltd.	629,642	223,243
#Ichia Technologies, Inc.	387,000	388,969
I-Chiun Precision Industry Co., Ltd.	77,000	110,034
Innolux Corp.	1,359,013	509,080
Inpaq Technology Co., Ltd.	23,401	47,329
Integrated Service Technology, Inc.	9,000	23,336
IntelliEPI, Inc.	1,000	1,696
Inventec Corp.	395,000	489,564
Iron Force Industrial Co., Ltd.	11,000	28,623
ITE Technology, Inc.	10,000	50,100
ITEQ Corp.	54,000	126,363
Jarllytec Co., Ltd.	13,000	59,519
Jean Co., Ltd.	38,509	22,796
Jess-Link Products Co., Ltd.	12,000	30,745
Jetway Information Co., Ltd.	14,000	15,107
Jiin Yeeh Ding Enterprise Co., Ltd.	5,000	7,723
K Laser Technology, Inc.	34,000	24,005
KEE TAI Properties Co., Ltd.	58,000	26,912
Kenda Rubber Industrial Co., Ltd.	115,200	103,710
Kerry TJ Logistics Co., Ltd.	32,000	36,602
Kindom Development Co., Ltd.	67,000	70,543
King Chou Marine Technology Co., Ltd.	9,000	10,905
King Yuan Electronics Co., Ltd.	539,000	1,267,942
King’s Town Bank Co., Ltd.	134,000	153,479
Kinko Optical Co., Ltd.	22,000	17,500
Kinpo Electronics	284,000	121,708
#Kinsus Interconnect Technology Corp.	89,000	260,126
Ko Ja Cayman Co., Ltd.	14,000	29,739
KS Terminals, Inc.	6,000	12,357
*Kung Sing Engineering Corp.	77,000	21,888
Kuo Toong International Co., Ltd.	83,000	91,099
*Kuo Yang Construction Co., Ltd.	22,000	12,209
Kwong Lung Enterprise Co., Ltd.	39,000	61,443
L&K Engineering Co., Ltd.	46,000	180,114
Largan Precision Co., Ltd.	5,000	319,100
Laster Tech Corp., Ltd.	35,000	52,929
*Lealea Enterprise Co., Ltd.	111,280	34,823
LEE CHI Enterprises Co., Ltd.	23,000	10,140
Lelon Electronics Corp.	19,000	31,925
Lemtech Holdings Co., Ltd.	5,000	12,456
*Leofoo Development Co., Ltd.	36,000	18,536

39

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Li Peng Enterprise Co., Ltd.	51,000	$11,950
Lingsen Precision Industries, Ltd.	67,000	43,689
Lite-On Technology Corp.	116,000	357,638
Long Da Construction & Development Corp.	46,000	35,597
Longchen Paper & Packaging Co., Ltd.	48,411	20,672
Longwell Co.	43,000	83,653
Lucky Cement Corp.	40,000	16,525
Lumax International Corp., Ltd.	10,400	26,036
*Lung Yen Life Service Corp.	26,000	28,537
Luxe Green Energy Technology Co., Ltd.	49,835	45,326
Macronix International Co., Ltd.	452,000	376,260
Mayer Steel Pipe Corp.	8,000	6,894
Mega Financial Holding Co., Ltd.	236,173	267,228
Merry Electronics Co., Ltd.	19,000	51,901
Micro-Star International Co., Ltd.	31,000	157,700
Mildef Crete, Inc.	4,000	9,743
Mirle Automation Corp.	4,000	4,544
MOSA Industrial Corp.	39,000	28,738
MPI Corp.	30,000	174,811
Namchow Holdings Co., Ltd.	29,000	43,856
Nan Pao Resins Chemical Co., Ltd.	6,000	36,812
*Nan Ren Lake Leisure Amusement Co., Ltd.	29,000	11,489
Nan Ya Plastics Corp.	704,000	1,343,536
Nantex Industry Co., Ltd.	58,000	61,514
Nanya Technology Corp.	165,000	329,135
Nexcom International Co., Ltd.	27,000	33,714
Nichidenbo Corp.	9,000	15,428
Niko Semiconductor Co., Ltd.	6,960	12,296
O-Bank Co., Ltd.	367,000	105,455
*Ocean Plastics Co., Ltd.	9,000	9,642
OFCO Industrial Corp.	12,000	7,381
Optimax Technology Corp.	34,000	32,653
Orient Semiconductor Electronics, Ltd.	84,000	107,217
Paiho Shih Holdings Corp.	2,100	1,321
Pan-International Industrial Corp.	72,000	75,363
*PChome Online, Inc.	11,021	15,121
PCL Technologies, Inc.	20,000	46,431
Pegatron Corp.	616,000	1,431,984
Phison Electronics Corp.	2,000	28,704
Pou Chen Corp.	385,000	342,446
Powerchip Semiconductor Manufacturing Corp.	771,000	631,110
Powertech Technology, Inc.	147,000	475,875
President Securities Corp.	148,000	79,396
Primax Electronics, Ltd.	119,000	253,152
Prince Housing & Development Corp.	164,000	53,849
Promate Electronic Co., Ltd.	11,000	18,381
Prosperity Dielectrics Co., Ltd.	19,000	26,038
Qisda Corp.	34,000	44,393
Quang Viet Enterprise Co., Ltd.	3,000	10,221
Quanta Computer, Inc.	184,000	1,072,175
#Quanta Storage, Inc.	89,000	187,412
Quintain Steel Co., Ltd.	47,678	19,256
*Radium Life Tech Co., Ltd.	84,000	22,635
Rechi Precision Co., Ltd.	95,000	55,796
*Rich Development Co., Ltd.	106,000	29,021
*Ritek Corp.	72,000	17,514
Ruentex Development Co., Ltd.	194,300	194,090
Sampo Corp.	68,000	58,702

40

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
San Fang Chemical Industry Co., Ltd.	23,000	$16,558
Sanyang Motor Co., Ltd.	121,000	248,081
Senao International Co., Ltd.	11,000	12,192
Sesoda Corp.	45,000	42,107
Shanghai Commercial & Savings Bank, Ltd. (The)	747,466	988,632
Shan-Loong Transportation Co., Ltd.	3,000	2,807
Sharehope Medicine Co., Ltd.	8,713	8,650
Sheng Yu Steel Co., Ltd.	25,000	17,959
ShenMao Technology, Inc.	10,000	18,036
Shih Her Technologies, Inc.	11,000	24,520
Shih Wei Navigation Co., Ltd.	58,910	32,148
Shihlin Electric & Engineering Corp.	35,000	102,189
*Shin Kong Financial Holding Co., Ltd.	2,169,000	581,119
Shin Zu Shing Co., Ltd.	33,000	94,111
Shinkong Insurance Co., Ltd.	33,000	67,862
Shinkong Synthetic Fibers Corp.	170,000	78,881
Shuttle, Inc.	94,000	47,094
Sigurd Microelectronics Corp.	116,000	212,080
Simplo Technology Co., Ltd.	7,000	71,975
Sincere Navigation Corp.	80,000	53,276
Sinon Corp.	167,000	187,930
SinoPac Financial Holdings Co., Ltd.	2,227,324	1,225,766
Sinphar Pharmaceutical Co., Ltd.	10,000	9,866
Sinyi Realty, Inc.	12,000	10,470
Siward Crystal Technology Co., Ltd.	55,000	50,532
Solar Applied Materials Technology Corp.	57,000	68,713
Solteam, Inc.	10,000	12,826
Sports Gear Co., Ltd.	10,000	20,348
Sunko INK Co., Ltd.	44,000	22,994
Sunonwealth Electric Machine Industry Co., Ltd.	2,000	5,365
Sunplus Technology Co., Ltd.	51,000	47,328
Sunrex Technology Corp.	40,000	60,922
Sunspring Metal Corp.	1,000	689
Supreme Electronics Co., Ltd.	71,933	123,307
Swancor Holding Co., Ltd.	11,000	29,234
Sweeten Real Estate Development Co., Ltd.	13,780	10,494
Syncmold Enterprise Corp.	11,000	22,722
Synnex Technology International Corp.	135,000	285,941
Systex Corp.	16,000	49,329
TA Chen Stainless Pipe	361,404	412,826
Ta Ya Electric Wire & Cable	219,064	216,126
TA-I Technology Co., Ltd.	17,000	23,324
*Tai Tung Communication Co., Ltd.	24,000	12,357
Taichung Commercial Bank Co., Ltd.	544,033	246,563
Taiflex Scientific Co., Ltd.	25,000	32,026
Taimide Tech, Inc.	9,000	10,614
Tainan Enterprises Co., Ltd.	20,000	19,115
Tainan Spinning Co., Ltd.	49,000	21,452
Tai-Saw Technology Co., Ltd.	10,000	8,155
Taishin Financial Holding Co., Ltd.	2,118,004	1,126,424
TAI-TECH Advanced Electronics Co., Ltd.	5,000	15,570
Taiwan Business Bank	1,301,337	511,548
Taiwan Cement Corp.	1,017,188	1,011,386
Taiwan Cooperative Financial Holding Co., Ltd.	29,064	22,536
Taiwan Fertilizer Co., Ltd.	104,000	190,140
Taiwan Fire & Marine Insurance Co., Ltd.	51,000	37,973
Taiwan FU Hsing Industrial Co., Ltd.	21,000	27,970
*Taiwan Glass Industry Corp.	136,000	76,522

41

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Taiwan Hon Chuan Enterprise Co., Ltd.	58,000	$179,713
Taiwan Navigation Co., Ltd.	56,000	47,307
Taiwan Paiho, Ltd.	73,000	129,188
Taiwan PCB Techvest Co., Ltd.	62,000	81,048
Taiwan Surface Mounting Technology Corp.	41,000	115,536
*Taiwan TEA Corp.	143,000	87,295
Taiwan Union Technology Corp.	72,000	236,411
Taiyen Biotech Co., Ltd.	10,000	10,251
*Tatung Co., Ltd.	153,000	168,873
Test Rite International Co., Ltd.	1,000	618
Thye Ming Industrial Co., Ltd.	32,000	53,966
Ton Yi Industrial Corp.	139,000	67,282
Tong Hsing Electronic Industries, Ltd.	58,420	241,353
Tong Yang Industry Co., Ltd.	205,000	463,280
Tong-Tai Machine & Tool Co., Ltd.	21,000	11,169
Topco Technologies Corp.	9,000	19,201
Topoint Technology Co., Ltd.	15,000	12,278
Tripod Technology Corp.	50,000	254,355
TSRC Corp.	108,000	76,251
Tung Ho Steel Enterprise Corp.	68,000	136,273
TYC Brother Industrial Co., Ltd.	161,000	185,645
*Tycoons Group Enterprise	45,681	16,549
*Tyntek Corp.	29,000	16,094
UDE Corp.	18,000	27,803
U-Ming Marine Transport Corp.	111,000	151,605
Union Bank Of Taiwan	238,024	96,868
*Union Insurance Co., Ltd.	18,000	19,784
Unitech Printed Circuit Board Corp.	264,000	150,578
United Microelectronics Corp.	1,552,000	2,210,649
United Orthopedic Corp.	33,000	67,760
United Renewable Energy Co., Ltd.	293,000	134,598
Universal Cement Corp.	78,800	61,587
USI Corp.	149,000	88,431
Viking Tech Corp.	10,000	14,999
Wafer Works Corp.	6,000	8,065
Wah Lee Industrial Corp.	23,000	66,869
Walsin Lihwa Corp.	534,629	566,194
Walsin Technology Corp.	102,000	328,626
Walton Advanced Engineering, Inc.	13,000	5,972
Wan Hai Lines, Ltd.	135,450	192,933
WEI Chih Steel Industrial Co., Ltd.	16,000	11,148
Wei Chuan Foods Corp.	37,000	21,104
Weikeng Industrial Co., Ltd.	117,000	97,034
Well Shin Technology Co., Ltd.	10,000	14,999
WELLELL, Inc.	12,000	10,063
Win Semiconductors Corp.	36,000	160,937
Winbond Electronics Corp.	773,000	594,615
Winstek Semiconductor Co., Ltd.	15,000	38,939
Wisdom Marine Lines Co., Ltd.	127,000	163,277
#Wistron Corp.	735,000	2,025,867
Wistron NeWeb Corp.	122,000	479,575
WPG Holdings, Ltd.	308,000	679,908
WT Microelectronics Co., Ltd.	59,000	215,554
Yageo Corp.	48,734	790,322
YC INOX Co., Ltd.	75,000	60,698
YCC Parts Manufacturing Co., Ltd.	9,000	16,399
Yea Shin International Development Co., Ltd.	28,687	22,819
Yem Chio Co., Ltd.	80,000	39,464

42

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
*Yeong Guan Energy Technology Group Co., Ltd.	12,000	$18,868
YFY, Inc.	253,000	232,446
Yieh Phui Enterprise Co., Ltd.	203,100	96,744
Youngtek Electronics Corp.	8,000	14,108
Yuanta Financial Holding Co., Ltd.	2,134,478	1,599,131
Yuanta Futures Co., Ltd.	7,000	12,668
Yulon Motor Co., Ltd.	102,528	234,232
YungShin Global Holding Corp.	16,000	21,828
Zeng Hsing Industrial Co., Ltd.	10,000	32,989
Zenitron Corp.	36,000	34,962
Zero One Technology Co., Ltd.	15,000	27,979
Zhen Ding Technology Holding, Ltd.	129,000	387,776
Zig Sheng Industrial Co., Ltd.	35,000	10,737
*Zinwell Corp.	87,000	63,838
Zyxel Group Corp.	318,098	535,476

TOTAL TAIWAN		74,343,339

THAILAND — (2.0%)
AAPICO Hitech PCL - NVDR	13,500	10,517
AAPICO Hitech PCL, Class F	25,600	19,943
#Amata Corp. PCL	17,200	11,389
Amata Corp. PCL, Class F	45,500	30,129
AP Thailand PCL	2,049,800	615,924
Bangchak Corp. PCL	237,000	271,997
Bangkok Bank PCL	196,900	862,816
Bangkok Bank PCL, Class F	9,300	40,753
*Bangkok Land PCL, Class F	3,055,900	58,665
Bangkok Life Assurance PCL - NVDR	24,900	16,072
#Banpu PCL	1,627,400	344,112
Berli Jucker PCL - NVDR	23,800	18,706
Berli Jucker PCL, Class F	126,500	99,426
*Better World Green PCL	1,232,100	17,825
Cal-Comp Electronics Thailand PCL	746,508	31,570
Cal-Comp Electronics Thailand PCL - NVDR	14,950	632
Charoen Pokphand Foods PCL	613,500	319,189
Charoen Pokphand Foods PCL, Class F	126,300	65,711
Eastern Water Resources Development and Management PCL	3,000	350
Frasers Property Thailand PCL - NVDR, Class R	900	373
GFPT PCL	55,100	15,637
GFPT PCL - NVDR	29,900	8,485
Indorama Ventures PCL - NVDR	168,300	110,975
Indorama Ventures PCL, Class F	145,877	96,189
IRPC PCL	1,489,300	79,556
*Italian-Thai Development PCL - NVDR	19,900	687
*Italian-Thai Development PCL, Class F	720,200	24,847
Kasikornbank PCL	70,500	257,933
Khon Kaen Sugar Industry PCL - NVDR	1,700	135
Khon Kaen Sugar Industry PCL, Class F	403,400	32,099
#Kiatnakin Phatra Bank PCL - NVDR	3,400	4,659
#Kiatnakin Phatra Bank PCL, Class F	32,900	45,081
Krung Thai Bank PCL - NVDR	343,100	179,461
Krung Thai Bank PCL, Class F	124,943	65,352
Lalin Property PCL - NVDR	1,800	413
Lanna Resources PCL	20,700	8,466
LH Financial Group PCL, Class F	731,900	20,159
LPN Development PCL	179,900	19,921
MBK PCL - NVDR	4,600	2,048
MCS Steel PCL	29,900	5,449
MCS Steel PCL - NVDR	2,100	383

43

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Noble Development PCL - NVDR	3,500	$337
Northeast Rubber PCL, Class F	167,100	21,293
Origin Property PCL - NVDR	18,600	4,631
Polyplex Thailand PCL	70,100	19,308
Polyplex Thailand PCL - NVDR	1,400	385
Precious Shipping PCL	101,400	23,698
Precious Shipping PCL, Class F	11,070	2,587
Pruksa Holding PCL	96,500	33,560
Pruksa Holding PCL - NVDR	3,900	1,356
PTT Exploration & Production PCL	124,900	569,899
PTT Global Chemical PCL	248,100	238,143
PTT Global Chemical PCL, Class F	32,200	30,908
PTT PCL	115,700	107,033
PTT PCL	1,922,500	1,778,483
Quality Houses PCL, Class F	1,606,400	100,114
*Rabbit Holdings PCL	830,000	11,546
Regional Container Lines PCL, Class F	70,600	38,499
Rojana Industrial Park PCL, Class F	121,700	20,316
*S Hotels & Resorts PCL, Class F	310,500	20,387
Sansiri PCL - NVDR	3,103,200	132,097
SC Asset Corp. PCL	180,200	16,946
SC Asset Corp. PCL - NVDR	7,500	705
Siam Cement PCL (The) - NVDR	76,000	608,973
Siam City Cement PCL - NVDR	500	1,857
Siam City Cement PCL, Class F	10,700	39,743
Siamgas & Petrochemicals PCL	50,500	11,170
Siamgas & Petrochemicals PCL - NVDR	2,800	619
Singer Thailand PCL	15,400	3,728
Singha Estate PCL	506,700	12,406
SNC Former PCL - NVDR	1,200	324
#Somboon Advance Technology PCL - NVDR	1,200	591
Somboon Advance Technology PCL, Class F	39,300	19,353
SPCG PCL	60,500	21,714
SPCG PCL - NVDR	2,500	897
Sri Trang Agro-Industry PCL	190,700	76,402
Sri Trang Agro-Industry PCL, Class F	36,200	14,503
Sri Trang Gloves Thailand PCL, Class F	233,600	38,021
Star Petroleum Refining PCL	143,400	29,524
Supalai PCL	98,900	50,630
Supalai PCL	149,800	76,687
*Super Energy Corp. PCL, Class F	3,803,200	45,500
Susco PCL - NVDR	2,600	327
Thai Oil PCL	76,600	100,165
Thai Oil PCL	71,019	92,868
Thai Union Group PCL - NVDR	473,000	177,659
Thai Wah PCL - NVDR	2,200	246
Thaicom PCL	3,300	1,148
Thaicom PCL	42,800	14,885
Thanachart Capital PCL - NVDR	1,300	1,772
Thanachart Capital PCL, Class F	40,600	55,350
Thoresen Thai Agencies PCL - NVDR	6,900	989
Thoresen Thai Agencies PCL, Class F	296,400	42,469
TKS Technologies PCL	53,400	9,806
TMBThanachart Bank PCL	3,676,800	170,836
TMBThanachart Bank PCL - NVDR	506,900	23,552
TPI Polene PCL - NVDR	28,300	1,086
TPI Polene PCL, Class F	1,151,300	44,204
TPI Polene Power PCL	442,000	40,581

44

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
TPI Polene Power PCL - NVDR	12,500	$1,148
TTCL PCL - NVDR	2,000	207

TOTAL THAILAND		8,818,205

TURKEY — (1.1%)
Akbank TAS	794,429	827,204
*Albaraka Turk Katilim Bankasi AS	243,865	35,856
*Anadolu Anonim Turk Sigorta Sirketi	1,144	2,382
Anadolu Efes Biracilik Ve Malt Sanayii AS	27,980	98,746
Bera Holding AS	162,869	98,495
*Borusan Mannesmann Boru Sanayi ve Ticaret AS	160	5,220
Enka Insaat ve Sanayi AS	165,275	177,702
*Eregli Demir ve Celik Fabrikalari TAS	108,535	145,236
GSD Holding AS	1,684	228
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	5,871	508
KOC Holding AS	148,842	719,675
*Menderes Tekstil Sanayi ve Ticaret AS	9,194	3,120
*Reysas Tasimacilik ve Lojistik Ticaret AS	1,752	1,938
Sekerbank Turk AS	232,166	54,569
*TAV Havalimanlari Holding AS	22,868	92,627
Tekfen Holding AS	27,839	40,185
*Turk Hava Yollari AO	101,214	777,365
#Turkiye Garanti Bankasi AS	105,019	174,458
*Turkiye Halk Bankasi AS	39,263	18,263
Turkiye Is Bankasi AS	597,790	443,280
Turkiye Sise ve Cam Fabrikalari AS	92,835	155,333
*Turkiye Vakiflar Bankasi TAO	168,048	96,816
*Vestel Elektronik Sanayi ve Ticaret AS	26,722	57,566
Yapi ve Kredi Bankasi AS	847,634	516,500
Ziraat Gayrimenkul Yatirim Ortakligi AS	114,710	19,745
*Zorlu Enerji Elektrik Uretim AS	231,610	43,387

TOTAL TURKEY		4,606,404

UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Commercial Bank PJSC	625,248	1,366,932
Abu Dhabi National Hotels	14,370	3,760
Agthia Group PJSC	34,751	42,102
Air Arabia PJSC	46,516	33,181
*Ajman Bank PJSC	287,829	160,645
Aldar Properties PJSC	260,224	368,409
Amanat Holdings PJSC	221,603	60,031
Dana Gas PJSC	1,162,949	256,463
*Deyaar Development PJSC	239,034	38,266
Dubai Investments PJSC	411,227	253,028
Dubai Islamic Bank PJSC	80,603	118,502
Emaar Development PJSC	165,104	278,694
Emaar Properties PJSC	1,198,470	2,182,893
Emirates NBD Bank PJSC	415,340	1,916,693
*EMSTEEL Building Materials PJSC	186,890	68,691
*RAK Properties PJSC	74,600	21,732
Ras Al Khaimah Ceramics	106,721	70,605

TOTAL UNITED ARAB EMIRATES		7,240,627

TOTAL COMMON STOCKS		429,800,839

PREFERRED STOCKS — (2.1%)
BRAZIL — (2.1%)
Banco ABC Brasil SA	16,142	59,888
Banco Bradesco SA	625,992	1,736,591
Banco do Estado do Rio Grande do Sul SA, Preference B	63,000	136,169
Banco Pan SA	43,008	59,954

45

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Eucatex SA Industria e Comercio	10,870	$26,512
Gerdau SA	65,100	281,029
Marcopolo SA	137,400	142,767
Petroleo Brasileiro SA	982,500	6,768,203
Randon SA Implementos e Participacoes	43,500	94,108

TOTAL BRAZIL		9,305,221

COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA	336,862	37,457
Grupo de Inversiones Suramericana SA	5,686	16,508

TOTAL COLOMBIA		53,965

INDIA — (0.0%)
*<»TVS Holdings Pvt, Ltd.	16	2
*TVS Holdings, Ltd.	16,124	2,014

TOTAL INDIA		2,016

TOTAL PREFERRED STOCKS		9,361,202

RIGHTS/WARRANTS — (0.0%)
KOREA, REPUBLIC OF — (0.0%)
*Ecoplastic Corp. 11/8/2023	2,460	2,923

TOTAL KOREA, REPUBLIC OF		2,923

KUWAIT — (0.0%)
*Gulf Bank KSCP 11/13/2023	37,821	782

TOTAL KUWAIT		782

MALAYSIA — (0.0%)
*Yinson Holdings BHD	7,868	900

TOTAL MALAYSIA		900

TAIWAN — (0.0%)
*Concord International 11/27/2023	2,500	177
*Tai Tung Communication Co. 11/02/2023	2,385	30
*Winbond Electronics Corp. 11/6/2023	31,075	2,826

TOTAL TAIWAN		3,033

THAILAND — (0.0%)
*Bangkok Ranch PCL 09/01/2026	1,400	5
*Cal Co. Electronics 11/13/2023	141,147	79
*Cal-Co. Eleccal Co. Electronics Thai 11/13/2023	11,755	6
*Eastern Power Group PCL 06/29/2025	425	2

TOTAL THAILAND		92

TOTAL RIGHTS/WARRANTS		7,730

TOTAL INVESTMENT SECURITIES — (99.7%) (Cost $443,649,018)		439,169,771

SECURITIES LENDING COLLATERAL — (0.3%)
@§The DFA Short Term Investment Fund	104,592	1,209,815

TOTAL INVESTMENTS — (100.0%) (Cost $444,858,833)		$440,379,586

46

DIMENSIONAL EMERGING MARKETS VALUE ETF

CONTINUED

*	Non-Income Producing Securities
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

47

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (98.0%)
BRAZIL — (3.9%)
*3R PETROLEUM OLEO E GAS SA	79,283	$510,002
*AES Brasil Energia SA	89,951	179,617
Allied Tecnologia SA	14,658	16,538
Allos SA	198,083	899,485
Alper Consultoria e Corretora de Seguros SA	6,400	41,867
Alupar Investimento SA	64,024	355,477
Ambev SA, Sponsored ADR	328,820	831,915
Ambipar Participacoes e Empreendimentos S/A	3,100	8,391
Arezzo Industria e Comercio SA	10,700	123,889
Atacadao SA	57,700	102,631
Auren Energia SA	124,200	330,510
B3 SA - Brasil Bolsa Balcao	644,664	1,418,951
Banco Bradesco SA	150,094	365,785
Banco BTG Pactual SA	131,600	772,429
Banco do Brasil SA	248,240	2,380,013
Banco Santander Brasil SA	33,600	179,360
BB Seguridade Participacoes SA	129,581	790,385
Bemobi Mobile Tech SA	22,000	52,568
Boa Safra Sementes SA	7,531	18,861
BrasilAgro - Co. Brasileira de Propriedades Agricolas	24,100	118,230
BrasilAgro - Co. Brasileira de Propriedades Agricolas, ADR	100	484
*BRF SA	525,668	1,112,210
Brisanet Participacoes SA	51,941	31,208
*C&A MODAS SA	56,500	57,811
Caixa Seguridade Participacoes S/A	31,200	66,941
Camil Alimentos SA	71,500	97,687
CCR SA	700,098	1,663,132
Centrais Eletricas Brasileiras SA	228,078	1,575,697
*Cia Brasileira de Distribuicao	89,700	64,389
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	47,184	546,129
Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	7,197	83,053
Cia de Saneamento de Minas Gerais Copasa MG	74,800	236,429
Cia de Saneamento do Parana	99,900	84,587
Cia de Saneamento do Parana	135,270	583,407
Cia Energetica de Minas Gerais	54,589	166,701
Cia Paranaense de Energia	115,388	179,843
Cia Siderurgica Nacional SA	545,128	1,271,209
Cielo SA	612,200	427,314
*Clear Sale SA	25,200	18,839
*Cogna Educacao SA	10,017,889	4,767,586
*Construtora Tenda S/A	28,077	63,136
Cosan SA	122,383	382,219
Cosan SA, ADR	4,621	57,855
CPFL Energia SA	28,000	185,667
Cruzeiro do Sul Educacional SA	35,000	26,165
CSU Digital SA	8,825	27,999
Cury Construtora e Incorporadora SA	68,300	199,632
Cyrela Brazil Realty SA Empreendimentos e Participacoes	271,900	969,955
ΩDesktop - Sigmanet Comunicacao Multimidia SA	28,462	77,603
Dexco SA	421,840	573,830
Diagnosticos da America SA	27,920	53,648
Dimed SA Distribuidora da Medicamentos	42,500	89,079
Direcional Engenharia SA	41,304	142,185

1

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
EcoRodovias Infraestrutura e Logistica SA	115,593	$160,909
*Eletromidia SA	6,000	18,025
*Embraer SA	603,500	2,105,010
*Embraer SA, Sponsored ADR	149,868	2,089,160
Empreendimentos Pague Menos SA	148,159	88,137
Enauta Participacoes SA	102,100	352,886
Energisa S/A	56,100	518,505
*Eneva SA	152,310	326,788
Engie Brasil Energia SA	36,467	284,187
Equatorial Energia SA	681,451	4,270,048
Eternit SA	12,100	17,755
Even Construtora e Incorporadora S/A	51,400	64,721
Ez Tec Empreendimentos e Participacoes S/A	66,800	190,346
Fleury SA	104,409	310,349
Fras-Le SA	20,400	60,516
*Gafisa S/A	13,347	13,736
Gerdau SA, Sponsored ADR	489,042	2,122,442
ΩGPS Participacoes e Empreendimentos SA	96,113	306,083
Grendene SA	22,207	27,302
*Grupo Casas Bahia SA	1,303,038	116,273
*Grupo Mateus SA	145,530	167,953
Grupo SBF SA	33,100	45,945
*Guararapes Confeccoes SA	7,626	7,153
*ΩHapvida Participacoes e Investimentos S/A	1,911,939	1,398,980
*Hidrovias do Brasil SA	257,071	201,354
*Hospital Mater Dei SA	13,447	18,772
Hypera SA	41,200	247,461
*Infracommerce CXAAS SA	106,400	25,529
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	9,600	36,454
*Inter & Co., Inc.	1	3
*International Meal Co. Alimentacao SA	118,843	37,470
Iochpe Maxion SA	103,300	231,058
Irani Papel e Embalagem SA	64,289	137,680
*IRB-Brasil Resseguros SA	79,915	644,803
Itau Unibanco Holding SA	300	1,352
Jalles Machado SA	93,165	152,596
JBS S/A	193,346	767,940
JHSF Participacoes SA	220,265	187,376
JSL SA	48,024	80,088
Kepler Weber SA	69,200	145,179
Klabin SA	895,800	3,801,332
*Kora Saude Participacoes SA	38,100	5,969
Lavvi Empreendimentos Imobiliarios SA	36,116	48,413
Localiza Rent a Car SA	52,453	529,107
ΩLocaweb Servicos de Internet SA	264,179	284,976
LOG Commercial Properties e Participacoes SA	16,200	66,560
*Log-in Logistica Intermodal SA	13,700	110,947
*Lojas Quero-Quero SA	102,400	78,988
Lojas Renner SA	362,385	880,992
M Dias Branco SA	13,100	84,658
Mahle Metal Leve SA	23,500	169,808
Marcopolo SA	60,968	49,568
Melnick Even Desenvolvimento Imobiliario SA	22,100	17,967
Mills Estruturas e Servicos de Engenharia SA	68,200	140,511
Minerva SA	144,200	216,457
*Moura Dubeux Engenharia S/A	28,338	57,485
Movida Participacoes SA	94,800	164,485
*MPM Corporeos SA	102,000	21,844

2

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
*MRV Engenharia e Participacoes SA	363,769	$595,101
*Multilaser Industrial SA	24,600	8,634
Multiplan Empreendimentos Imobiliarios SA	76,072	373,195
*Natura & Co. Holding SA	270,692	684,379
Neoenergia SA	42,175	146,521
*Oceanpact Servicos Maritimos SA	25,284	23,163
Odontoprev SA	150,171	310,883
*Omega Energia SA	126,433	190,540
*Oncoclinicas do Brasil Servicos Medicos SA	6,000	11,279
*Orizon Valorizacao de Residuos SA	12,034	82,279
Petroleo Brasileiro SA	704,200	5,283,944
#Petroleo Brasileiro SA, Sponsored ADR	89,350	1,235,710
#Petroleo Brasileiro SA, Sponsored ADR	24,772	371,580
Petroreconcavo S/A	94,145	387,184
*Plano & Plano Desenvolvimento Imobiliario SA	39,016	71,409
Porto Seguro SA	109,901	549,396
Positivo Tecnologia SA	66,400	82,556
*PRIO SA	176,976	1,673,955
Raia Drogasil SA	424,415	2,171,308
ΩRede D’Or Sao Luiz SA	41,100	176,201
Romi SA	24,021	54,634
Rumo SA	59,500	263,225
Santos Brasil Participacoes SA	142,693	209,385
Sao Martinho S/A	99,388	698,653
#Sendas Distribuidora S/A, ADR	95,383	1,032,044
*ΩSer Educacional SA	17,800	21,813
SIMPAR SA	234,400	321,643
Sinqia SA	4,600	25,039
SLC Agricola SA	62,440	455,145
Smartfit Escola de Ginastica e Danca SA	61,402	235,843
Suzano SA	441,200	4,511,736
Tegma Gestao Logistica SA	16,251	78,854
Telefonica Brasil SA	18,100	162,372
#Telefonica Brasil SA, ADR	27,268	242,958
TIM SA	452,077	1,359,906
TIM SA, ADR	3,474	52,423
TOTVS SA	43,585	218,746
Transmissora Alianca de Energia Eletrica S/A	153,300	1,027,168
Tres Tentos Agroindustrial S/A	26,600	58,179
Trisul SA	37,175	34,278
Tupy SA	45,100	218,122
Ultrapar Participacoes SA	393,208	1,594,508
Unifique Telecomunicacoes S/A	32,800	22,179
Unipar Carbocloro SA	11,966	158,408
Usinas Siderurgicas de Minas Gerais S/A Usiminas	43,706	57,547
Vale SA, Sponsored ADR	807,862	11,075,788
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	36,700	115,129
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,090	144,536
Veste S.A. Estilo	13,330	33,014
Vibra Energia SA	349,418	1,371,204
Vittia Fertilizantes E Biologicos SA	8,600	15,604
Vivara Participacoes SA	31,200	157,763
Vulcabras Azaleia SA	46,900	166,563
WEG SA	144,283	944,434
Wilson Sons SA	86,202	230,248
Wiz Co.	32,200	32,308
YDUQS Participacoes SA	190,200	668,698
*Zamp SA	76,651	96,517

3

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)

TOTAL BRAZIL		$92,684,755

CHILE — (0.4%)
Aguas Andinas SA, Class A	1,068,228	310,511
Banco de Chile	435,371	44,584
#Banco de Chile, Sponsored ADR	41,892	857,948
Banco de Credito e Inversiones SA	10,777	256,853
Banco Santander Chile	4,500,696	195,587
Banco Santander Chile, Sponsored ADR	8,918	155,173
Besalco SA	22,998	9,967
Camanchaca SA	3,936	213
CAP SA	26,517	144,472
Cencosud SA	710,296	1,147,042
Cencosud Shopping SA	40,835	59,077
Cia Cervecerias Unidas SA	10,134	57,425
Cia Sud Americana de Vapores SA	2,966,740	164,213
Clinica Las Condes SA	1,536	30,316
Colbun SA	2,843,152	411,448
Embotelladora Andina SA, Sponsored ADR	9,982	121,980
Empresa Nacional de Telecomunicaciones SA	97,857	328,631
Empresas CMPC SA	392,206	698,886
Empresas Copec SA	46,267	305,304
*Enel Americas SA	674,114	69,070
Enel Chile SA	10,668,623	629,733
*Engie Energia Chile SA	200,678	178,382
*Falabella SA	166,826	338,613
Forus SA	5,920	8,899
Grupo Security SA	767,557	174,318
Instituto de Diagnostico SA	328	500
Inversiones Aguas Metropolitanas SA	267,586	191,107
Inversiones La Construccion SA	18,999	110,107
Parque Arauco SA	172,767	235,320
*Plaza SA	46,966	56,611
Ripley Corp. SA	647,504	108,920
Salfacorp SA	330,655	131,673
Salmones Camanchaca SA	136	459
Sigdo Koppers SA	452	593
SMU SA	1,396,177	241,015
Sociedad Matriz SAAM SA	371,498	40,960
#Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,986	144,523
Socovesa SA	1,708	175
SONDA SA	292,647	118,121
Vina Concha y Toro SA	227,803	252,737

TOTAL CHILE		8,331,466

CHINA — (25.2%)
360 Security Technology, Inc., Class A	16,700	20,426
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	10,000	28,194
Ω3SBio, Inc.	3,232,500	2,875,316
*5I5J Holding Group Co., Ltd., Class A	197,000	64,665
AAC Technologies Holdings, Inc.	833,500	1,499,844
Accelink Technologies Co., Ltd., Class A	8,600	31,462
ADAMA, Ltd., Class A	59,600	60,233
Addsino Co., Ltd., Class A	75,000	86,726
Advanced Technology & Materials Co., Ltd., Class A	41,900	54,044
AECC Aero-Engine Control Co., Ltd., Class A	23,100	65,285
AECC Aviation Power Co., Ltd., Class A	8,400	40,444
Aerospace Hi-Tech Holdings Group, Ltd., Class A	29,300	38,630
Agricultural Bank of China, Ltd., Class H	3,570,000	1,318,572

4

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Aier Eye Hospital Group Co., Ltd., Class A	101,208	$252,398
*Air China, Ltd., Class H	2,000	1,360
Aisino Corp., Class A	74,400	112,379
ΩAK Medical Holdings, Ltd.	448,000	435,140
*Alibaba Group Holding, Ltd.	3,976,600	40,682,825
#*Alibaba Health Information Technology, Ltd.	86,000	50,668
#*Alibaba Pictures Group, Ltd.	14,750,000	942,540
*ΩA-Living Smart City Services Co., Ltd.	1,300,000	613,066
Allmed Medical Products Co., Ltd., Class A	34,800	48,251
Aluminum Corp. of China, Ltd., Class H	3,014,000	1,613,969
*Amlogic Shanghai Co., Ltd., Class A	2,298	18,833
Amoy Diagnostics Co., Ltd., Class A	16,800	49,699
An Hui Wenergy Co., Ltd., Class A	67,200	58,029
Angang Steel Co., Ltd., Class H	814,000	178,933
Angel Yeast Co., Ltd., Class A	7,300	34,790
Anhui Anke Biotechnology Group Co., Ltd., Class A	64,100	91,845
Anhui Conch Cement Co., Ltd., Class H	242,500	604,964
Anhui Construction Engineering Group Co., Ltd., Class A	197,600	129,723
Anhui Expressway Co., Ltd., Class H	188,000	180,922
Anhui Guangxin Agrochemical Co., Ltd., Class A	42,476	96,267
Anhui Gujing Distillery Co., Ltd., Class A	400	15,201
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	107,500	137,046
Anhui Honglu Steel Construction Group Co., Ltd., Class A	20,630	70,555
Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	49,100	41,864
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	130,200	84,766
Anhui Jinhe Industrial Co., Ltd., Class A	35,100	104,123
Anhui Kouzi Distillery Co., Ltd., Class A	7,600	51,943
*Anhui Tatfook Technology Co., Ltd., Class A	50,900	77,993
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	34,020	40,127
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	94,800	93,999
Anhui Yingjia Distillery Co., Ltd., Class A	4,100	42,831
Anhui Zhongding Sealing Parts Co., Ltd., Class A	79,000	138,696
Anji Microelectronics Technology Shanghai Co., Ltd., Class A	2,579	68,138
ANTA Sports Products, Ltd.	498,200	5,625,332
*Anton Oilfield Services Group	2,288,000	141,819
*Aoshikang Technology Co., Ltd., Class A	13,800	58,906
*Aotecar New Energy Technology Co., Ltd., Class A	146,500	53,276
Apeloa Pharmaceutical Co., Ltd., Class A	18,300	42,946
ApicHope Pharmaceutical Co., Ltd., Class A	15,200	59,375
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	26,700	103,679
ΩAsiaInfo Technologies, Ltd.	173,600	179,710
Asymchem Laboratories Tianjin Co., Ltd., Class A	4,900	100,742
Autobio Diagnostics Co., Ltd., Class A	11,400	69,018
Avary Holding Shenzhen Co., Ltd., Class A	6,400	18,672
AviChina Industry & Technology Co., Ltd., Class H	2,750,000	1,244,153
AVICOPTER PLC, Class A	6,100	31,538
Bafang Electric Suzhou Co., Ltd., Class A	4,220	27,428
ΩBAIC Motor Corp., Ltd., Class H	1,671,500	487,056
*Baidu, Inc., Class SW	425,750	5,588,084
*Baidu, Inc., Sponsored ADR	3,934	413,070
Bank of Beijing Co., Ltd., Class A	125,900	78,194
Bank of Changsha Co., Ltd., Class A	32,800	32,836
Bank of Chengdu Co., Ltd., Class A	57,700	97,135
Bank of China, Ltd., Class H	24,887,000	8,714,871
Bank of Chongqing Co., Ltd., Class H	324,500	167,546
Bank of Communications Co., Ltd., Class H	950,000	562,137
*Bank of Gansu Co., Ltd., Class H	318,000	17,679
Bank of Guiyang Co., Ltd., Class A	105,400	74,793

5

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Bank of Hangzhou Co., Ltd., Class A	13,100	$19,091
Bank of Jiangsu Co., Ltd., Class A	167,500	157,415
Bank of Nanjing Co., Ltd., Class A	101,900	108,811
Bank of Ningbo Co., Ltd., Class A	50,100	170,524
Bank of Shanghai Co., Ltd., Class A	600	496
Bank of Suzhou Co., Ltd., Class A	86,040	73,594
*Bank of Tianjin Co., Ltd., Class H	500	115
#*ΩBank of Zhengzhou Co., Ltd., Class H	3,300	367
Baoshan Iron & Steel Co., Ltd., Class A	341,000	290,744
*Baosheng Science and Technology Innovation Co., Ltd., Class A	60,535	42,049
Baowu Magnesium Technology Co., Ltd., Class A	4,800	12,448
*Baozun, Inc., Class A	25,200	24,638
BBMG Corp., Class H	995,000	97,916
Bear Electric Appliance Co., Ltd., Class A	2,000	14,868
Befar Group Co., Ltd., Class A	107,900	66,427
Beibuwan Port Co., Ltd., Class A	74,100	74,584
*BeiGene, Ltd.	23,300	337,383
*Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	300	429
*Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	8,760	41,223
Beijing Capital Development Co., Ltd., Class A	232,000	117,548
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	128,900	48,456
*Beijing Capital International Airport Co., Ltd., Class H	1,620,000	596,273
Beijing Career International Co., Ltd., Class A	11,300	46,434
Beijing Certificate Authority Co., Ltd., Class A	5,550	20,501
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	24,750	45,612
*Beijing Compass Technology Development Co., Ltd., Class A	2,300	18,439
Beijing Dabeinong Technology Group Co., Ltd., Class A	51,000	48,555
Beijing Dahao Technology Corp., Ltd., Class A	20,640	34,016
Beijing Easpring Material Technology Co., Ltd., Class A	15,900	95,417
*Beijing E-Hualu Information Technology Co., Ltd., Class A	100	395
Beijing Energy International Holding Co., Ltd.	1,492,000	38,518
Beijing Enlight Media Co., Ltd., Class A	36,500	38,926
Beijing Enterprises Holdings, Ltd.	385,500	1,283,423
Beijing Enterprises Water Group, Ltd.	2,754,000	580,745
Beijing GeoEnviron Engineering & Technology, Inc., Class A	80,240	85,901
*Beijing Haixin Energy Technology Co., Ltd., Class A	94,500	45,049
*Beijing Hezong Science & Technology Co., Ltd., Class A	26,500	14,798
Beijing Huafeng Test & Control Technology Co., Ltd., Class A	958	15,684
*Beijing Jetsen Technology Co., Ltd., Class A	173,300	114,714
Beijing Jingneng Clean Energy Co., Ltd., Class H	558,000	115,528
*Beijing Jingyuntong Technology Co., Ltd., Class A	110,600	69,595
Beijing Kingsoft Office Software, Inc., Class A	1,523	59,555
*Beijing Leike Defense Technology Co., Ltd., Class A	58,200	45,976
Beijing New Building Materials PLC, Class A	35,700	119,080
*Beijing North Star Co., Ltd., Class H	262,000	26,452
*Beijing Orient Landscape & Environment Co., Ltd., Class A	75,700	23,199
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	47,000	66,639
Beijing Originwater Technology Co., Ltd., Class A	51,344	35,385
*Beijing Philisense Technology Co., Ltd., Class A	300	182
Beijing Sanlian Hope Shin-Gosen Technical Service Co., Ltd., Class A	19,400	41,458
Beijing Science Sun Pharmaceutical Co., Ltd., Class A	23,400	36,588
*Beijing Shiji Information Technology Co., Ltd., Class A	5,382	7,712
*Beijing Shougang Co., Ltd., Class A	51,400	27,163
*Beijing Shunxin Agriculture Co., Ltd., Class A	33,300	103,319
*Beijing Sinnet Technology Co., Ltd., Class A	62,300	86,126
Beijing SL Pharmaceutical Co., Ltd., Class A	47,700	76,013
Beijing SPC Environment Protection Tech Co., Ltd., Class A	83,800	59,123
Beijing Strong Biotechnologies, Inc., Class A	29,900	75,259

6

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Beijing Thunisoft Corp., Ltd., Class A	49,900	$57,498
Beijing Tiantan Biological Products Corp., Ltd., Class A	4,560	17,918
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	159,000	238,969
Beijing Ultrapower Software Co., Ltd., Class A	117,600	135,827
Beijing United Information Technology Co., Ltd., Class A	4,340	22,238
ΩBeijing Urban Construction Design & Development Group Co., Ltd., Class H	39,000	9,620
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	18,120	108,245
*Beijing Watertek Information Technology Co., Ltd., Class A	49,900	24,399
Beijing Yanjing Brewery Co., Ltd., Class A	40,100	56,856
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	10,100	75,798
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	52,300	73,940
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	155,700	106,033
*Bengang Steel Plates Co., Ltd., Class A	112,300	59,346
Bestore Co., Ltd., Class A	10,500	28,874
BGI Genomics Co., Ltd., Class A	4,400	29,491
Biem.L.Fdlkk Garment Co., Ltd., Class A	7,200	33,009
*Bilibili, Inc., Class Z	10,120	136,967
Binhai Investment Co., Ltd.	344,000	70,782
Binjiang Service Group Co., Ltd.	25,500	55,533
Black Peony Group Co., Ltd., Class A	39,200	31,074
Bloomage Biotechnology Corp., Ltd., Class A	1,493	15,548
Blue Sail Medical Co., Ltd., Class A	55,600	52,934
*Bluefocus Intelligent Communications Group Co., Ltd., Class A	39,500	38,252
ΩBOC Aviation, Ltd.	102,200	628,252
BOC International China Co., Ltd., Class A	25,000	37,115
BOE Technology Group Co., Ltd., Class A	563,800	301,019
BOE Varitronix, Ltd.	71,000	60,432
*Bohai Leasing Co., Ltd., Class A	350,000	113,933
Bosideng International Holdings, Ltd.	3,988,000	1,574,895
Bright Dairy & Food Co., Ltd., Class A	67,100	86,273
BrightGene Bio-Medical Technology Co., Ltd., Class A	12,377	64,852
Brilliance China Automotive Holdings, Ltd.	702,000	322,084
B-Soft Co., Ltd., Class A	72,900	71,490
*BTG Hotels Group Co., Ltd., Class A	22,400	50,981
BYD Co., Ltd.	290,500	8,813,831
BYD Electronic International Co., Ltd.	552,000	2,299,824
By-health Co., Ltd., Class A	8,300	20,710
C&D International Investment Group, Ltd.	461,035	1,034,657
C&D Property Management Group Co., Ltd.	77,000	33,852
C&S Paper Co., Ltd., Class A	72,200	106,795
Caitong Securities Co., Ltd., Class A	5,200	5,624
Camel Group Co., Ltd., Class A	111,600	125,097
Cangzhou Mingzhu Plastic Co., Ltd., Class A	97,700	55,357
Canmax Technologies Co., Ltd., Class A	20,700	76,659
Canny Elevator Co., Ltd., Class A	28,800	30,714
#*ΩCanSino Biologics, Inc., Class H	30,000	94,893
Canvest Environmental Protection Group Co., Ltd.	208,000	100,749
Capital Environment Holdings, Ltd.	16,000	229
Castech, Inc., Class A	13,600	47,494
CCS Supply Chain Management Co., Ltd., Class A	40,800	32,397
CECEP Solar Energy Co., Ltd., Class A	111,500	87,171
CECEP Wind-Power Corp., Class A	98,020	42,321
Central China New Life, Ltd.	236,000	65,148
Central China Securities Co., Ltd., Class H	528,000	77,601
CETC Cyberspace Security Technology Co., Ltd., Class A	5,600	16,811
CETC Digital Technology Co., Ltd., Class A	20,530	64,593
Cetc Potevio Science Technology Co., Ltd., Class A	7,400	23,192
#*CGN Mining Co., Ltd.	875,000	143,138

7

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#CGN New Energy Holdings Co., Ltd.	1,340,000	$349,360
CGN Nuclear Technology Development Co., Ltd., Class A	32,500	32,137
ΩCGN Power Co., Ltd., Class H	1,478,000	355,116
Changchun Faway Automobile Components Co., Ltd., Class A	35,100	43,982
Changchun High & New Technology Industry Group, Inc., Class A	8,800	186,522
Changjiang Securities Co., Ltd., Class A	48,500	37,587
*ΩChangsha Broad Homes Industrial Group Co., Ltd., Class H	63,000	21,417
Changzhou Qianhong Biopharma Co., Ltd., Class A	59,500	43,762
*Changzhou Tronly New Electronic Materials Co., Ltd., Class A	100	204
Chaowei Power Holdings, Ltd.	81,000	13,458
Chaozhou Three-Circle Group Co., Ltd., Class A	8,700	36,568
*Chen Lin Education Group Holdings, Ltd.	42,000	10,306
Cheng De Lolo Co., Ltd., Class A	66,000	75,780
Chengdu ALD Aviation Manufacturing Corp., Class A	6,400	16,266
*Chengdu CORPRO Technology Co., Ltd., Class A	19,400	54,881
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	21,900	40,447
Chengdu Galaxy Magnets Co., Ltd., Class A	6,700	15,988
Chengdu Hongqi Chain Co., Ltd., Class A	77,200	54,256
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	40,500	97,967
Chengdu Kanghua Biological Products Co., Ltd., Class A	6,800	65,193
Chengdu Leejun Industrial Co., Ltd., Class A	62,500	59,503
Chengdu Wintrue Holding Co., Ltd., Class A	77,900	88,594
Chengdu Xingrong Environment Co., Ltd., Class A	76,500	59,912
*Chengtun Mining Group Co., Ltd., Class A	147,400	91,346
Chenguang Biotech Group Co., Ltd., Class A	32,800	60,399
Chengxin Lithium Group Co., Ltd., Class A	31,200	99,821
Chengzhi Co., Ltd., Class A	49,200	56,088
*Chifeng Jilong Gold Mining Co., Ltd., Class A	10,300	20,749
China Aerospace International Holdings, Ltd.	6,000	257
China Aircraft Leasing Group Holdings, Ltd.	18,500	8,441
China Automotive Engineering Research Institute Co., Ltd., Class A	10,800	27,301
China Baoan Group Co., Ltd., Class A	47,800	67,253
*ΩChina Bohai Bank Co., Ltd., Class H	280,500	41,226
China CAMC Engineering Co., Ltd., Class A	47,700	57,107
China Cinda Asset Management Co., Ltd., Class H	2,201,000	213,782
China CITIC Bank Corp., Ltd., Class H	3,327,000	1,483,939
China Coal Energy Co., Ltd., Class H	1,381,000	1,083,677
China Communications Services Corp., Ltd., Class H	1,338,000	547,197
#*China Conch Environment Protection Holdings, Ltd.	265,000	65,026
China Conch Venture Holdings, Ltd.	202,500	167,443
China Construction Bank Corp., Class H	38,686,000	21,952,028
China CSSC Holdings, Ltd., Class A	12,900	45,471
*China CYTS Tours Holding Co., Ltd., Class A	56,800	82,469
China Datang Corp. Renewable Power Co., Ltd., Class H	1,418,000	320,765
China Design Group Co., Ltd., Class A	33,600	35,055
*»China Dili Group	8,000	127
ΩChina East Education Holdings, Ltd.	297,500	114,063
China Education Group Holdings, Ltd.	1,458,000	1,209,317
China Electronics Huada Technology Co., Ltd.	594,000	96,411
#China Energy Engineering Corp., Ltd., Class H	146,000	15,860
China Everbright Bank Co., Ltd., Class H	114,000	32,490
China Everbright Environment Group, Ltd.	843,000	287,658
*China Express Airlines Co., Ltd., Class A	42,500	41,330
ΩChina Feihe, Ltd.	6,451,000	4,006,832
China Foods, Ltd.	704,000	243,826
China Galaxy Securities Co., Ltd., Class H	2,770,500	1,416,302
China Gas Holdings, Ltd.	4,003,400	3,596,849
China Glass Holdings, Ltd.	198,000	18,979

8

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#China Gold International Resources Corp., Ltd.	412,400	$1,760,366
*China Grand Automotive Services Group Co., Ltd., Class A	428,400	112,030
China Great Wall Securities Co., Ltd., Class A	300	342
China Greatwall Technology Group Co., Ltd., Class A	20,100	30,059
China Green Electricity Investment of Tianjin Co., Ltd., Class A	43,600	65,144
China Hanking Holdings, Ltd.	79,000	7,168
China Harmony Auto Holding, Ltd.	88,000	7,648
China Harzone Industry Corp., Ltd., Class A	10,100	10,400
*China High Speed Railway Technology Co., Ltd., Class A	103,700	33,333
China Hongqiao Group, Ltd.	1,710,500	1,600,192
ΩChina International Capital Corp., Ltd., Class H	515,600	821,049
China International Marine Containers Group Co., Ltd., Class H	419,650	220,964
China Isotope & Radiation Corp.	40,600	65,275
#China Jinmao Holdings Group, Ltd.	5,523,723	677,705
China Jushi Co., Ltd., Class A	82,900	130,638
China Kepei Education Group, Ltd.	314,000	82,667
China Kings Resources Group Co., Ltd., Class A	16,400	69,245
China Leadshine Technology Co., Ltd., Class A	4,200	9,210
China Lesso Group Holdings, Ltd.	1,753,000	940,955
China Life Insurance Co., Ltd., Class H	1,624,000	2,200,036
China Lilang, Ltd.	304,000	146,860
*ΩChina Literature, Ltd.	419,200	1,411,691
China Longyuan Power Group Corp., Ltd., Class H	530,000	449,084
*»China Maple Leaf Educational Systems, Ltd.	8,000	68
China Medical System Holdings, Ltd.	935,000	1,493,687
China Meheco Co., Ltd., Class A	34,940	56,821
#China Meidong Auto Holdings, Ltd.	1,052,000	563,336
China Mengniu Dairy Co., Ltd.	910,000	2,971,462
China Merchants Bank Co., Ltd., Class H	1,507,500	5,741,316
China Merchants Energy Shipping Co., Ltd., Class A	202,700	177,520
China Merchants Port Holdings Co., Ltd.	1,421,599	1,807,749
China Merchants Property Operation & Service Co., Ltd., Class A	46,200	84,068
ΩChina Merchants Securities Co., Ltd., Class H	12,400	10,253
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	15,200	22,856
China Minsheng Banking Corp., Ltd., Class H	1,131,000	375,815
China Modern Dairy Holdings, Ltd.	2,111,000	215,832
China National Accord Medicines Corp., Ltd., Class A	29,710	116,541
China National Building Material Co., Ltd., Class H	3,958,000	1,881,727
China National Chemical Engineering Co., Ltd., Class A	113,700	108,403
China National Medicines Corp., Ltd., Class A	66,600	261,064
China National Nuclear Power Co., Ltd., Class A	367,749	371,653
ΩChina New Higher Education Group, Ltd.	821,000	204,605
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	66,900	41,550
China Nonferrous Mining Corp., Ltd.	818,000	496,575
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	7,700	21,919
China Oilfield Services, Ltd., Class H	1,044,000	1,232,850
China Overseas Grand Oceans Group, Ltd.	1,623,391	553,952
China Overseas Land & Investment, Ltd.	1,276,500	2,411,199
China Overseas Property Holdings, Ltd.	775,000	672,526
China Pacific Insurance Group Co., Ltd., Class H	1,821,400	4,487,973
China Petroleum & Chemical Corp., Class H	15,112,000	7,725,379
#China Power International Development, Ltd.	2,808,000	1,090,959
China Railway Group, Ltd., Class H	1,050,000	495,169
China Railway Hi-tech Industry Co., Ltd., Class A	42,600	46,650
ΩChina Railway Signal & Communication Corp., Ltd., Class H	500,000	156,557
China Railway Tielong Container Logistics Co., Ltd., Class A	76,100	62,812
China Rare Earth Resources And Technology Co., Ltd., Class A	10,700	43,677
China Reinsurance Group Corp., Class H	1,481,000	83,281

9

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*»ΩChina Renaissance Holdings, Ltd.	36,100	$12,595
China Resources Beer Holdings Co., Ltd.	426,000	2,253,968
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	18,400	76,812
#China Resources Cement Holdings, Ltd.	1,174,000	301,580
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	40,700	95,069
China Resources Gas Group, Ltd.	580,900	1,718,661
China Resources Land, Ltd.	1,716,000	6,425,734
China Resources Medical Holdings Co., Ltd.	746,000	439,519
ΩChina Resources Mixc Lifestyle Services, Ltd.	152,000	592,490
ΩChina Resources Pharmaceutical Group, Ltd.	1,560,000	968,944
China Resources Power Holdings Co., Ltd.	470,000	910,615
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	13,000	76,385
China Risun Group, Ltd.	1,736,000	709,966
#*China Ruyi Holdings, Ltd.	5,356,000	1,232,114
*China Sanjiang Fine Chemicals Co., Ltd.	181,000	23,132
ΩChina Shengmu Organic Milk, Ltd.	30,000	1,150
China Shenhua Energy Co., Ltd., Class H	1,896,500	5,817,039
China South City Holdings, Ltd.	1,846,000	97,908
*China Southern Airlines Co., Ltd., Class H	78,000	36,884
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., Class A	39,900	29,563
China State Construction Development Holdings, Ltd.	340,000	97,769
China State Construction Engineering Corp., Ltd., Class A	1,023,900	722,387
China State Construction International Holdings, Ltd.	2,172,000	2,326,171
#*China Sunshine Paper Holdings Co., Ltd.	376,000	122,056
China Suntien Green Energy Corp., Ltd., Class H	515,000	179,025
China Taiping Insurance Holdings Co., Ltd.	1,293,600	1,193,645
China Testing & Certification International Group Co., Ltd., Class A	33,880	45,268
*China Tianrui Group Cement Co., Ltd.	3,000	2,235
*China Tianying, Inc., Class A	122,400	98,526
#China Tobacco International HK Co., Ltd.	61,000	78,895
China Tourism Group Duty Free Corp., Ltd., Class A	11,800	152,039
ΩChina Tower Corp., Ltd., Class H	33,760,000	3,149,656
China Traditional Chinese Medicine Holdings Co., Ltd.	6,172,000	3,036,858
*China TransInfo Technology Co., Ltd., Class A	23,400	36,747
China Travel International Investment Hong Kong, Ltd.	1,468,000	260,783
China Tungsten And Hightech Materials Co., Ltd., Class A	62,250	75,544
China Vanke Co., Ltd., Class H	126,500	118,342
China West Construction Group Co., Ltd., Class A	64,200	58,936
China World Trade Center Co., Ltd., Class A	6,900	18,636
China XLX Fertiliser, Ltd.	495,000	215,091
China Yangtze Power Co., Ltd., Class A	230,900	709,804
China Yongda Automobiles Services Holdings, Ltd.	24,000	9,202
#*ΩChina Yuhua Education Corp., Ltd.	1,294,000	99,226
#*China ZhengTong Auto Services Holdings, Ltd.	7,000	394
China Zhenhua Group Science & Technology Co., Ltd., Class A	7,900	71,995
China Zheshang Bank Co., Ltd., Class H	1,106,900	274,440
*China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	53,800	19,272
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	7,600	8,467
Chinasoft International, Ltd.	3,274,000	2,372,464
#*Chindata Group Holdings, Ltd., ADR	19,535	173,471
Chongqing Department Store Co., Ltd., Class A	20,600	75,755
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	75,436	125,555
Chongqing Fuling Zhacai Group Co., Ltd., Class A	23,490	49,430
Chongqing Gas Group Corp., Ltd., Class A	63,700	58,216
*Chongqing Iron & Steel Co., Ltd., Class H	86,000	8,793
Chongqing Machinery & Electric Co., Ltd., Class H	4,000	281
Chongqing Rural Commercial Bank Co., Ltd., Class H	1,426,000	539,447
Chongqing Sanfeng Environment Group Corp., Ltd., Class A	140,200	148,563

10

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Chongqing Zaisheng Technology Corp., Ltd., Class A	32,300	$19,445
Chongqing Zongshen Power Machinery Co., Ltd., Class A	56,600	49,261
Chongyi Zhangyuan Tungsten Industry Co., Ltd., Class A	39,920	30,448
Chow Tai Seng Jewellery Co., Ltd., Class A	33,900	68,150
CIFI Ever Sunshine Services Group, Ltd.	1,084,000	178,713
CIMC Enric Holdings, Ltd.	486,000	412,422
ΩCIMC Vehicles Group Co., Ltd., Class H	56,500	40,942
Cisen Pharmaceutical Co., Ltd., Class A	22,700	44,151
CITIC Press Corp., Class A	1,200	4,035
CITIC Securities Co., Ltd., Class H	385,500	749,854
CITIC, Ltd.	1,660,000	1,410,807
City Development Environment Co., Ltd., Class A	38,600	57,779
*Citychamp Watch & Jewellery Group, Ltd.	614,000	96,519
*CMGE Technology Group, Ltd.	296,000	49,557
CMOC Group, Ltd., Class H	1,230,000	732,536
CMST Development Co., Ltd., Class A	93,600	65,145
CNGR Advanced Material Co., Ltd., Class A	7,300	54,088
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	40,045	25,962
CNOOC Energy Technology & Services, Ltd., Class A	141,600	58,630
CNSIG Inner Mongolia Chemical Industry Co., Ltd., Class A	88,680	96,506
COFCO Biotechnology Co., Ltd., Class A	79,300	73,661
*COFCO Joycome Foods, Ltd.	4,159,000	967,382
COFCO Sugar Holding Co., Ltd., Class A	107,000	124,896
Comba Telecom Systems Holdings, Ltd.	1,394,000	158,559
Concord New Energy Group, Ltd.	3,360,000	274,826
Contec Medical Systems Co., Ltd., Class A	12,700	37,830
Contemporary Amperex Technology Co., Ltd., Class A	108,120	2,733,170
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	302,000	319,577
COSCO SHIPPING Holdings Co., Ltd., Class H	1,112,000	1,129,821
*Cosmopolitan International Holdings, Ltd.	37,200	16,640
CPMC Holdings, Ltd.	393,000	301,357
CQ Pharmaceutical Holding Co., Ltd., Class A	106,800	74,768
CRRC Corp., Ltd., Class H	1,107,000	461,215
Crystal Clear Electronic Material Co., Ltd., Class A	24,194	34,930
ΩCSC Financial Co., Ltd., Class H	119,000	107,067
CSG Holding Co., Ltd., Class A	120,300	88,643
CSPC Innovation Pharmaceutical Co., Ltd., Class A	46,880	192,959
CSPC Pharmaceutical Group, Ltd.	7,510,000	6,555,389
CSSC Science & Technology Co., Ltd., Class A	14,400	34,617
CTS International Logistics Corp., Ltd., Class A	32,600	32,147
Daan Gene Co., Ltd., Class A	63,300	83,974
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	78,000	48,550
Dalipal Holdings, Ltd.	228,000	129,959
Daqin Railway Co., Ltd., Class A	232,300	228,122
Dare Power Dekor Home Co., Ltd., Class A	100	108
Dashang Co., Ltd., Class A	26,200	61,128
DaShenLin Pharmaceutical Group Co., Ltd., Class A	15,264	49,480
Datang International Power Generation Co., Ltd., Class H	644,000	97,119
Dazzle Fashion Co., Ltd., Class A	40,500	77,557
DBG Technology Co., Ltd., Class A	31,600	130,970
DeHua TB New Decoration Materials Co., Ltd., Class A	64,300	83,286
*Deppon Logistics Co., Ltd., Class A	40,200	81,856
DHC Software Co., Ltd., Class A	41,686	35,770
Dian Diagnostics Group Co., Ltd., Class A	31,700	99,305
Digital China Group Co., Ltd., Class A	18,500	78,288
Digital China Information Service Group Co., Ltd., Class A	40,300	66,965
Do-Fluoride New Materials Co., Ltd., Class A	16,680	36,349
Dong-E-E-Jiao Co., Ltd., Class A	3,100	19,591

11

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Dongfang Electric Corp., Ltd., Class H	36,200	$34,698
Dongfang Electronics Co., Ltd., Class A	63,700	65,591
Dongguan Aohai Technology Co., Ltd., Class A	17,500	91,313
Dongguan Development Holdings Co., Ltd., Class A	75,900	93,246
*Dongjiang Environmental Co., Ltd., Class H	400	91
Dongxing Securities Co., Ltd., Class A	38,000	41,405
#Dongyue Group, Ltd.	2,735,000	2,177,626
Dynagreen Environmental Protection Group Co., Ltd., Class H	235,000	69,678
#*ΩEast Buy Holding, Ltd.	187,000	762,378
East Group Co., Ltd., Class A	84,300	73,598
East Money Information Co., Ltd., Class A	95,900	199,453
E-Commodities Holdings, Ltd.	1,044,000	180,124
Ecovacs Robotics Co., Ltd., Class A	8,400	49,379
Edan Instruments, Inc., Class A	19,300	28,101
Edifier Technology Co., Ltd., Class A	14,400	31,950
Edvantage Group Holdings, Ltd.	276,905	87,057
EEKA Fashion Holdings, Ltd.	232,500	423,127
EIT Environmental Development Group Co., Ltd., Class A	144	295
Electric Connector Technology Co., Ltd., Class A	10,600	59,973
Elion Energy Co., Ltd., Class A	169,100	63,107
ENN Energy Holdings, Ltd.	320,300	2,445,866
ENN Natural Gas Co., Ltd., Class A	66,000	155,156
Eoptolink Technology Inc., Ltd., Class A	7,840	33,508
Era Co., Ltd., Class A	53,400	38,621
Essex Bio-technology, Ltd.	1,000	358
Eternal Asia Supply Chain Management, Ltd., Class A	124,800	74,451
EVA Precision Industrial Holdings, Ltd.	850,000	84,733
Eve Energy Co., Ltd., Class A	17,400	110,011
#*ΩEverest Medicines, Ltd.	68,000	241,597
*Fangda Carbon New Material Co., Ltd., Class A	64,800	52,073
*Fangda Special Steel Technology Co., Ltd., Class A	105,195	71,209
#*Fanhua, Inc., ADR	10,723	70,450
*FAW Jiefang Group Co., Ltd., Class A	12,700	15,948
FAWER Automotive Parts Co., Ltd., Class A	75,800	54,305
Fiberhome Telecommunication Technologies Co., Ltd., Class A	20,500	50,175
Fibocom Wireless, Inc., Class A	28,780	81,338
*FIH Mobile, Ltd.	1,774,000	131,498
Financial Street Holdings Co., Ltd., Class A	114,100	64,027
First Capital Securities Co., Ltd., Class A	49,100	39,122
Flat Glass Group Co., Ltd., Class H	238,000	426,445
Focus Media Information Technology Co., Ltd., Class A	97,600	91,990
Foryou Corp., Class A	12,400	56,224
Foshan Nationstar Optoelectronics Co., Ltd., Class A	42,600	51,523
Fosun International, Ltd.	1,142,000	683,046
Founder Securities Co., Ltd., Class A	123,700	127,709
Foxconn Industrial Internet Co., Ltd., Class A	169,500	339,829
Fu Shou Yuan International Group, Ltd.	1,198,000	803,811
Fufeng Group, Ltd.	1,255,000	651,190
Fujian Boss Software Development Co., Ltd., Class A	24,480	47,446
Fujian Funeng Co., Ltd., Class A	49,940	58,224
*Fujian Green Pine Co., Ltd., Class A	100	71
Fujian Star-net Communication Co., Ltd., Class A	21,700	53,348
Fujian Sunner Development Co., Ltd., Class A	39,000	95,614
Fulin Precision Co., Ltd., Class A	11,600	16,732
Fulongma Group Co., Ltd., Class A	100	135
ΩFuyao Glass Industry Group Co., Ltd., Class H	240,800	1,097,119
ΩGanfeng Lithium Group Co., Ltd., Class H	278,280	997,591
*Gansu Qilianshan Cement Group Co., Ltd., Class A	36,200	53,496

12

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Gansu Shangfeng Cement Co., Ltd., Class A	49,500	$58,858
Gaona Aero Material Co., Ltd., Class A	7,900	23,274
G-bits Network Technology Xiamen Co., Ltd., Class A	1,600	57,967
GCL Energy Technology Co., Ltd., Class A	28,300	44,789
GD Power Development Co., Ltd., Class A	86,500	42,885
*GDS Holdings, Ltd., Class A	648,600	802,399
Geely Automobile Holdings, Ltd.	3,187,000	3,612,797
GEM Co., Ltd., Class A	43,000	34,320
Gemdale Properties & Investment Corp., Ltd.	4,512,000	133,781
*Genimous Technology Co., Ltd., Class A	26,100	28,652
Geovis Technology Co., Ltd., Class A	7,012	47,103
GEPIC Energy Development Co., Ltd., Class A	51,400	39,204
Getein Biotech, Inc., Class A	15,800	24,597
GF Securities Co., Ltd., Class H	25,800	33,566
Giant Network Group Co., Ltd., Class A	26,000	41,822
Glarun Technology Co., Ltd., Class A	2,600	5,057
GoerTek, Inc., Class A	44,800	110,016
Goke Microelectronics Co., Ltd., Class A	300	2,720
GoldenHome Living Co., Ltd., Class A	4,900	17,439
Goldenmax International Group, Ltd., Class A	14,100	18,590
Goldwind Science & Technology Co., Ltd.	469,000	223,573
#*GOME Retail Holdings, Ltd.	37,950,000	174,603
*Goodbaby International Holdings, Ltd.	117,000	5,906
GoodWe Technologies Co., Ltd., Class A	3,386	53,723
*Gosuncn Technology Group Co., Ltd., Class A	40,800	24,173
*Gotion High-tech Co., Ltd., Class A	15,100	46,809
Grand Pharmaceutical Group, Ltd.	855,500	460,299
Grandblue Environment Co., Ltd., Class A	22,700	55,003
*Grandjoy Holdings Group Co., Ltd., Class A	138,500	65,647
#Great Wall Motor Co., Ltd.	394,000	549,866
*Greattown Holdings, Ltd., Class A	600	262
*Greatview Aseptic Packaging Co., Ltd.	627,000	159,462
Gree Electric Appliances, Inc. of Zhuhai, Class A	29,200	134,943
*Gree Real Estate Co., Ltd., Class A	63,800	62,131
*Greenland Hong Kong Holdings, Ltd.	3,000	98
Greentown China Holdings, Ltd.	888,000	861,376
ΩGreentown Management Holdings Co., Ltd.	438,000	322,989
Greentown Service Group Co., Ltd.	1,246,000	485,686
GRG Banking Equipment Co., Ltd., Class A	30,200	47,961
GRG Metrology & Test Group Co., Ltd., Class A	22,500	43,118
Grinm Advanced Materials Co., Ltd., Class A	28,100	47,994
Guangdong Advertising Group Co., Ltd., Class A	70,100	48,216
Guangdong Aofei Data Technology Co., Ltd., Class A	44,227	53,250
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	53,200	35,070
*Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A	33,000	33,620
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	52,500	32,964
Guangdong Dongpeng Holdings Co., Ltd., Class A	55,400	67,986
Guangdong Dowstone Technology Co., Ltd., Class A	20,100	31,264
Guangdong Ellington Electronics Technology Co., Ltd., Class A	39,100	42,604
Guangdong Great River Smarter Logistics Co., Ltd., Class A	5,100	15,289
Guangdong Haid Group Co., Ltd., Class A	30,700	188,330
*Guangdong HEC Technology Holding Co., Ltd., Class A	67,200	65,168
Guangdong Hongda Holdings Group Co., Ltd., Class A	31,200	91,492
Guangdong Hybribio Biotech Co., Ltd., Class A	35,978	45,033
Guangdong Investment, Ltd.	1,484,000	1,012,775
Guangdong Kinlong Hardware Products Co., Ltd., Class A	7,400	49,407
Guangdong Provincial Expressway Development Co., Ltd., Class A	93,200	102,568
Guangdong Sirio Pharma Co., Ltd., Class A	11,200	50,325

13

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Guangdong South New Media Co., Ltd., Class A	12,200	$60,368
Guangdong Topstar Technology Co., Ltd., Class A	10,600	20,992
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	41,500	94,847
Guangdong Zhongnan Iron & Steel Co., Ltd., Class A	92,200	36,418
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	26,200	65,589
Guanghui Energy Co., Ltd., Class A	44,700	45,662
*Guangshen Railway Co., Ltd., Class H	1,590,000	284,487
Guangxi Liugong Machinery Co., Ltd., Class A	164,600	143,929
Guangxi LiuYao Group Co., Ltd., Class A	22,700	64,185
Guangxi Wuzhou Communications Co., Ltd., Class A	440	235
Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	143,400	52,149
Guangzhou Automobile Group Co., Ltd., Class H	1,240,000	580,017
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	34,000	90,382
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	17,000	71,408
Guangzhou Haige Communications Group, Inc. Co., Class A	24,000	37,886
*Guangzhou Hi-Target Navigation Tech Co., Ltd., Class A	20,700	20,948
Guangzhou KDT Machinery Co., Ltd., Class A	25,120	61,722
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	13,400	112,974
Guangzhou Restaurant Group Co., Ltd., Class A	22,300	64,543
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	8,100	46,325
Guangzhou Tinci Materials Technology Co., Ltd., Class A	59,400	224,994
Guangzhou Wondfo Biotech Co., Ltd., Class A	20,000	71,724
Guangzhou Zhujiang Brewery Co., Ltd., Class A	22,900	26,543
Guilin Sanjin Pharmaceutical Co., Ltd., Class A	17,200	34,062
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	73,200	83,748
*Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	44,700	62,770
*Guizhou Gas Group Corp., Ltd., Class A	5,000	5,605
Guizhou Panjiang Refined Coal Co., Ltd., Class A	158,800	131,720
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	73,400	48,786
Guizhou Zhenhua E-chem, Inc., Class A	24,850	78,794
*Guolian Securities Co., Ltd., Class H	1,000	433
Guomai Technologies, Inc., Class A	51,800	54,608
Guosen Securities Co., Ltd., Class A	400	524
*Guosheng Financial Holding, Inc., Class A	65,700	88,858
Guoyuan Securities Co., Ltd., Class A	70,200	66,165
*H World Group, Ltd.	463,300	1,731,913
*ΩHaichang Ocean Park Holdings, Ltd.	312,000	39,874
Haier Smart Home Co., Ltd., Class H	1,136,800	3,254,393
Hailir Pesticides and Chemicals Group Co., Ltd., Class A	22,300	51,816
Hainan Drinda New Energy Technology Co., Ltd., Class A	4,300	51,135
Hainan Haide Capital Management Co., Ltd., Class A	40,200	65,759
*Hainan Meilan International Airport Co., Ltd.	88,000	71,303
Hainan Poly Pharm Co., Ltd., Class A	15,000	64,723
Hainan Strait Shipping Co., Ltd., Class A	121,000	93,279
Haitian International Holdings, Ltd.	346,000	824,252
Haitong Securities Co., Ltd., Class H	248,800	142,769
Hand Enterprise Solutions Co., Ltd., Class A	40,400	45,781
Hang Zhou Great Star Industrial Co., Ltd., Class A	32,700	88,230
Hangcha Group Co., Ltd., Class A	24,500	73,413
Hangjin Technology Co., Ltd., Class A	6,300	31,260
Hangxiao Steel Structure Co., Ltd., Class A	134,600	63,248
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	12,600	14,381
*Hangzhou Century Co., Ltd., Class A	200	125
Hangzhou Chang Chuan Technology Co., Ltd., Class A	3,900	21,683
Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	6,900	22,696
Hangzhou Haoyue Personal Care Co., Ltd., Class A	9,900	53,653
Hangzhou Lion Electronics Co., Ltd., Class A	7,448	32,604
Hangzhou Onechance Tech Corp., Class A	5,700	18,423

14

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Hangzhou Oxygen Plant Group Co., Ltd., Class A	2,200	$9,894
Hangzhou Robam Appliances Co., Ltd., Class A	8,900	28,002
ΩHangzhou Tigermed Consulting Co., Ltd., Class H	9,600	53,922
Han’s Laser Technology Industry Group Co., Ltd., Class A	33,100	96,748
Haohua Chemical Science & Technology Co., Ltd., Class A	9,200	38,494
Harbin Boshi Automation Co., Ltd., Class A	35,800	63,925
Harbin Electric Co., Ltd., Class H	300,000	86,266
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	64,500	25,828
*Harbin Pharmaceutical Group Co., Ltd., Class A	112,600	55,824
HBIS Resources Co., Ltd., Class A	35,900	80,092
#*ΩHBM Holdings, Ltd.	226,000	40,725
Health & Happiness H&H International Holdings, Ltd.	199,500	225,389
*Healthcare Co., Ltd., Class A	28,500	39,361
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	16,900	54,783
*Hebei Sinopack Electronic Technology Co., Ltd., Class A	1,400	18,544
Hefei Meiya Optoelectronic Technology, Inc., Class A	9,930	26,238
Hefei Urban Construction Development Co., Ltd., Class A	31,900	29,849
Heilongjiang Agriculture Co., Ltd., Class A	22,700	39,389
Henan Lingrui Pharmaceutical Co., Class A	46,100	99,332
Henan Mingtai Al Industrial Co., Ltd., Class A	60,400	100,940
Henan Pinggao Electric Co., Ltd., Class A	55,400	81,719
Henan Shenhuo Coal & Power Co., Ltd., Class A	54,900	123,154
Henan Shuanghui Investment & Development Co., Ltd., Class A	32,945	117,609
Henan Thinker Automatic Equipment Co., Ltd., Class A	28,140	60,097
*Henan Yicheng New Energy Co., Ltd., Class A	112,700	73,219
Henan Yuguang Gold & Lead Co., Ltd., Class A	47,700	40,085
*Henan Yuneng Holdings Co., Ltd., Class A	29,900	19,751
Hengan International Group Co., Ltd.	810,500	2,713,890
Hengdian Group DMEGC Magnetics Co., Ltd., Class A	35,400	70,153
*Hengli Petrochemical Co., Ltd., Class A	59,300	118,244
Hengtong Optic-electric Co., Ltd., Class A	3,100	5,565
*Hengyi Petrochemical Co., Ltd., Class A	67,300	65,906
Hesteel Co., Ltd., Class A	525,800	160,417
Hisense Home Appliances Group Co., Ltd., Class H	114,000	313,243
Hithink RoyalFlush Information Network Co., Ltd., Class A	2,900	55,531
*Holitech Technology Co., Ltd., Class A	404,900	181,437
*Hongda Xingye Co., Ltd., Class A	88,300	16,597
*Hongli Zhihui Group Co., Ltd., Class A	20,900	23,513
*ΩHope Education Group Co., Ltd.	3,626,000	213,169
*Hopson Development Holdings, Ltd.	401,683	235,118
Hoyuan Green Energy Co., Ltd., Class A	10,433	53,046
*ΩHua Hong Semiconductor, Ltd.	388,000	952,074
Huabao Flavours & Fragrances Co., Ltd., Class A	10,200	30,939
Huadian Power International Corp., Ltd., Class H	354,000	142,060
Huadong Medicine Co., Ltd., Class A	3,100	18,147
Huafon Chemical Co., Ltd., Class A	80,000	78,997
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	68,800	49,196
*Huafu Fashion Co., Ltd., Class A	63,500	30,963
Huagong Tech Co., Ltd., Class A	2,600	9,969
Huaibei Mining Holdings Co., Ltd., Class A	89,100	178,150
Hualan Biological Engineering, Inc., Class A	12,900	41,237
*Huaneng Power International, Inc., Class H	686,000	320,880
Huapont Life Sciences Co., Ltd., Class A	130,800	86,582
ΩHuatai Securities Co., Ltd., Class H	234,600	307,019
Huaxi Securities Co., Ltd., Class A	300	324
Huaxia Bank Co., Ltd., Class A	800	610
Huaxin Cement Co., Ltd., Class A	1,900	3,856
Huaxin Cement Co., Ltd., Class H	142,100	135,660

15

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Huayu Automotive Systems Co., Ltd., Class A	78,400	$187,296
Huazhong In-Vehicle Holdings Co., Ltd., Class V	24,000	7,453
Hubei Biocause Pharmaceutical Co., Ltd., Class A	317,600	134,964
Hubei Dinglong Co., Ltd., Class A	7,300	23,863
Hubei Energy Group Co., Ltd., Class A	51,000	29,869
Hubei Feilihua Quartz Glass Co., Ltd., Class A	3,650	19,692
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	23,700	87,446
Hubei Xingfa Chemicals Group Co., Ltd., Class A	31,500	84,305
Huizhou Desay Sv Automotive Co., Ltd., Class A	5,822	99,597
Humanwell Healthcare Group Co., Ltd., Class A	31,500	100,351
Hunan Aihua Group Co., Ltd., Class A	25,200	78,496
Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	119,800	56,946
Hunan Gold Corp., Ltd., Class A	124,800	199,046
Hunan Valin Steel Co., Ltd., Class A	123,000	97,669
Hunan Zhongke Electric Co., Ltd., Class A	23,000	33,457
Hundsun Technologies, Inc., Class A	1,430	6,061
ΩHygeia Healthcare Holdings Co., Ltd.	205,200	1,239,130
*Hytera Communications Corp., Ltd., Class A	106,600	91,616
*HyUnion Holding Co., Ltd., Class A	44,200	40,937
*IAT Automobile Technology Co., Ltd., Class A	18,000	38,687
*ΩiDreamSky Technology Holdings, Ltd.	98,000	31,813
Iflytek Co., Ltd., Class A	4,500	27,924
IKD Co., Ltd., Class A	24,400	70,687
ΩIMAX China Holding, Inc.	24,300	22,391
Imeik Technology Development Co., Ltd., Class A	2,500	112,247
Industrial & Commercial Bank of China, Ltd., Class H	21,436,000	10,300,764
Industrial Bank Co., Ltd., Class A	123,700	254,070
Industrial Securities Co., Ltd., Class A	60,500	51,419
Infore Environment Technology Group Co., Ltd., Class A	167,000	110,999
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	85,100	18,777
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	52,700	97,619
Inner Mongolia ERDOS Resources Co., Ltd., Class A	55,412	70,566
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	205,300	111,849
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	45,200	57,808
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	61,700	230,428
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	97,700	90,620
#*ΩInnoCare Pharma, Ltd.	544,000	429,660
*ΩInnovent Biologics, Inc.	57,000	335,461
Innuovo Technology Co., Ltd., Class A	34,700	28,688
Inspur Digital Enterprise Technology, Ltd.	274,000	71,436
Inspur Electronic Information Industry Co., Ltd., Class A	100	400
Intco Medical Technology Co., Ltd., Class A	29,520	88,696
Intron Technology Holdings, Ltd.	205,000	74,406
#*iQIYI, Inc., Sponsored ADR	53,931	251,318
IReader Technology Co., Ltd., Class A	100	256
IVD Medical Holding, Ltd.	15,000	3,470
JA Solar Technology Co., Ltd., Class A	75,576	230,988
#*ΩJacobio Pharmaceuticals Group Co., Ltd.	104,100	50,822
Jade Bird Fire Co., Ltd., Class A	60,560	132,881
Jason Furniture Hangzhou Co., Ltd., Class A	7,900	39,876
JCET Group Co., Ltd., Class A	66,700	279,807
*ΩJD Health International, Inc.	100,900	458,425
JD.com, Inc., Class SW	315,100	4,018,989
Jenkem Technology Co., Ltd., Class A	2,102	35,524
Jiajiayue Group Co., Ltd., Class A	28,800	43,306
Jiangling Motors Corp., Ltd., Class A	45,200	100,163
Jiangsu Azure Corp., Class A	86,100	108,357
Jiangsu Boqian New Materials Stock Co., Ltd., Class A	4,300	16,545

16

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	172,500	$172,922
Jiangsu Cnano Technology Co., Ltd., Class A	12,821	50,990
Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	54,300	99,991
Jiangsu Eastern Shenghong Co., Ltd., Class A	11,000	15,941
*Jiangsu Etern Co., Ltd., Class A	47,600	35,528
Jiangsu Expressway Co., Ltd., Class H	260,000	236,587
Jiangsu Guomao Reducer Co., Ltd., Class A	18,640	39,961
Jiangsu Guotai International Group Co., Ltd., Class A	75,400	79,076
Jiangsu Guoxin Corp., Ltd., Class A	21,200	20,588
Jiangsu Haili Wind Power Equipment Technology Co., Ltd., Class A	6,200	54,703
Jiangsu Hengli Hydraulic Co., Ltd., Class A	10,300	78,982
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	4,500	29,383
Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	22,100	29,800
Jiangsu Huahong Technology Stock Co., Ltd., Class A	32,500	42,982
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	323,500	161,705
Jiangsu Jiejie Microelectronics Co., Ltd., Class A	21,400	51,153
Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	32,500	74,233
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	13,400	106,769
Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	40,740	93,942
Jiangsu Linyang Energy Co., Ltd., Class A	108,700	98,602
Jiangsu Nata Opto-electronic Material Co., Ltd., Class A	10,400	43,614
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	19,800	70,872
Jiangsu Pacific Quartz Co., Ltd., Class A	4,000	50,133
Jiangsu Provincial Agricultural Reclamation and Development Corp., Class A	72,200	104,140
Jiangsu Shagang Co., Ltd., Class A	140,800	77,092
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	137,900	165,284
Jiangsu Sidike New Material Science & Technology Co., Ltd., Class A	46,200	106,595
Jiangsu Sopo Chemical Co., Class A	46,400	46,577
Jiangsu ToLand Alloy Co., Ltd., Class A	12,530	52,819
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,300	237,812
Jiangsu Yangnong Chemical Co., Ltd., Class A	12,750	117,323
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	5,800	26,582
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	114,520	65,667
Jiangsu Zhongtian Technology Co., Ltd., Class A	63,000	120,044
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	293,700	104,006
*Jiangxi Fushine Pharmaceutical Co., Ltd., Class A	27,200	39,159
Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	23,900	35,938
Jiangxi Wannianqing Cement Co., Ltd., Class A	29,800	30,035
Jiangxi Xinyu Guoke Technology Co., Ltd., Class A	5,900	22,123
Jiangyin Hengrun Heavy Industries Co., Ltd., Class A	10,000	57,177
Jiangzhong Pharmaceutical Co., Ltd., Class A	28,200	77,356
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	45,100	35,198
Jiayou International Logistics Co., Ltd., Class A	62,796	147,795
*Jilin Chemical Fibre, Class A	141,100	58,423
Jilin Electric Power Co., Ltd., Class A	72,300	46,086
Jinchuan Group International Resources Co., Ltd.	882,000	53,543
Jingjin Equipment, Inc., Class A	21,760	68,137
Jinhui Liquor Co., Ltd., Class A	15,100	56,517
#*Jinke Smart Services Group Co., Ltd., Class H	37,100	37,031
Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	54,500	87,443
*Jinneng Holding Shanxi Electric Power Co., Ltd., Class A	91,900	38,302
Jinneng Science&Technology Co., Ltd., Class A	36,800	41,301
Jinyu Bio-Technology Co., Ltd., Class A	62,500	79,593
JiuGui Liquor Co., Ltd., Class A	4,400	45,833
ΩJiumaojiu International Holdings, Ltd.	167,000	181,415
Jiuzhitang Co., Ltd., Class A	38,700	55,925
Jizhong Energy Resources Co., Ltd., Class A	132,200	115,418
JL Mag Rare-Earth Co., Ltd., Class A	11,520	25,983

17

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
JNBY Design, Ltd.	87,500	$106,459
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	59,900	96,760
Joinn Laboratories China Co., Ltd., Class A	9,320	33,982
Jointo Energy Investment Co., Ltd. Hebei, Class A	41,300	29,869
Jointown Pharmaceutical Group Co., Ltd., Class A	129,123	125,218
*Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	10,300	47,137
Joy City Property, Ltd.	1,670,000	52,717
Joyoung Co., Ltd., Class A	31,500	57,276
#ΩJS Global Lifestyle Co., Ltd.	937,000	147,293
JSTI Group, Class A	70,700	53,636
Juewei Food Co., Ltd., Class A	8,700	41,829
*Juneyao Airlines Co., Ltd., Class A	100	199
Jushri Technologies, Inc., Class A	12,200	30,126
*ΩJW Cayman Therapeutics Co., Ltd.	95,500	25,997
Kaishan Group Co., Ltd., Class A	44,900	86,044
Kangji Medical Holdings, Ltd.	147,000	120,800
*Keeson Technology Corp., Ltd., Class A	9,328	14,242
Kehua Data Co., Ltd., Class A	21,500	81,964
Keshun Waterproof Technologies Co., Ltd., Class A	75,300	69,741
*Kidswant Children Products Co., Ltd., Class A	29,400	34,557
Kinetic Development Group, Ltd.	382,000	22,946
Kingboard Holdings, Ltd.	468,000	1,137,612
Kingboard Laminates Holdings, Ltd.	1,064,000	996,744
KingClean Electric Co., Ltd., Class A	11,700	36,620
Kingfa Sci & Tech Co., Ltd., Class A	500	523
*Kingsoft Cloud Holdings, Ltd.	1,054,000	334,064
*Konka Group Co., Ltd., Class A	60,400	34,798
KPC Pharmaceuticals, Inc., Class A	36,400	105,897
Kuang-Chi Technologies Co., Ltd., Class A	2,600	4,954
Kunlun Energy Co., Ltd.	3,178,000	2,648,130
*Kunlun Tech Co., Ltd., Class A	12,600	54,093
*Kunming Yunnei Power Co., Ltd., Class A	600	199
*Kunshan Kersen Science & Technology Co., Ltd., Class A	100	101
Kunshan Kinglai Hygienic Materials Co., Ltd., Class A	15,240	70,616
Kweichow Moutai Co., Ltd., Class A	17,655	4,050,811
*Lakala Payment Co., Ltd., Class A	38,500	90,875
*Lancy Co., Ltd., Class A	6,800	20,153
Lao Feng Xiang Co., Ltd., Class A	8,000	67,807
Laobaixing Pharmacy Chain JSC, Class A	39,360	136,060
LB Group Co., Ltd., Class A	46,600	118,245
Lee & Man Chemical Co., Ltd.	42,000	16,532
Lee & Man Paper Manufacturing, Ltd.	834,000	237,689
ΩLegend Holdings Corp., Class H	449,900	400,762
Lenovo Group, Ltd.	5,874,000	6,831,455
Lens Technology Co., Ltd., Class A	31,500	56,032
*Leo Group Co., Ltd., Class A	339,100	102,071
Lepu Medical Technology Beijing Co., Ltd., Class A	36,500	85,706
Levima Advanced Materials Corp., Class A	15,700	40,672
Leyard Optoelectronic Co., Ltd., Class A	102,500	85,579
*Li Auto, Inc., ADR	6,798	229,840
*Li Auto, Inc., Class A	49,800	850,939
Li Ning Co., Ltd.	1,270,000	3,895,407
LianChuang Electronic Technology Co., Ltd., Class A	30,500	44,574
Lianhe Chemical Technology Co., Ltd., Class A	61,800	65,570
Liaoning Port Co., Ltd., Class H	116,000	9,488
Lier Chemical Co., Ltd., Class A	95,000	156,046
*Lifetech Scientific Corp.	1,946,000	596,887
*Lingbao Gold Group Co., Ltd., Class H	170,000	26,289

18

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	74,800	$29,749
Lingyi iTech Guangdong Co., Class A	131,600	108,800
*Liuzhou Iron & Steel Co., Ltd., Class A	85,400	40,362
Livzon Pharmaceutical Group, Inc., Class H	87,000	256,844
Lizhong Sitong Light Alloys Group Co., Ltd., Class A	23,600	71,616
LK Technology Holdings, Ltd.	412,500	353,740
Loncin Motor Co., Ltd., Class A	119,800	90,559
ΩLongfor Group Holdings, Ltd.	839,000	1,220,231
Longhua Technology Group Luoyang Co., Ltd., Class A	19,600	19,247
LONGi Green Energy Technology Co., Ltd., Class A	123,840	407,006
Longshine Technology Group Co., Ltd., Class A	12,500	31,803
Lonking Holdings, Ltd.	1,206,000	186,496
Luenmei Quantum Co., Ltd., Class A	108,700	87,054
Luolai Lifestyle Technology Co., Ltd., Class A	11,900	16,176
Luoniushan Co., Ltd., Class A	187,700	148,789
*Luoxin Pharmaceuticals Group Stock Co., Ltd., Class A	27,800	22,567
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	12,200	61,415
*Lushang Freda Pharmaceutical Co., Ltd., Class A	32,500	48,338
Luxi Chemical Group Co., Ltd., Class A	61,100	94,454
Luxshare Precision Industry Co., Ltd., Class A	156,300	697,619
*ΩLuye Pharma Group, Ltd.	3,106,500	1,504,695
Luzhou Laojiao Co., Ltd., Class A	15,900	464,761
#*LVGEM China Real Estate Investment Co., Ltd.	98,000	11,022
Maanshan Iron & Steel Co., Ltd., Class H	682,000	112,438
Maccura Biotechnology Co., Ltd., Class A	29,900	64,059
Mango Excellent Media Co., Ltd., Class A	50,400	173,605
#*ΩMaoyan Entertainment	311,800	374,179
*Markor International Home Furnishings Co., Ltd., Class A	200	68
Mayinglong Pharmaceutical Group Co., Ltd., Class A	25,200	78,531
Meilleure Health International Industry Group, Ltd.	6,000	189
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	46,600	39,161
#ΩMeitu, Inc.	608,000	243,212
*ΩMeituan, Class W	126,260	1,784,673
Metallurgical Corp. of China, Ltd., Class H	1,065,000	210,969
M-Grass Ecology And Environment Group Co., Ltd., Class A	82,900	47,761
ΩMidea Real Estate Holding, Ltd.	211,200	144,406
Milkyway Chemical Supply Chain Service Co., Ltd., Class A	9,500	84,169
#*Ming Yuan Cloud Group Holdings, Ltd.	510,000	213,135
#MINISO Group Holding, Ltd., Class A	85,400	559,903
Minth Group, Ltd.	496,000	1,105,518
MLS Co., Ltd., Class A	80,300	101,386
*MMG, Ltd.	4,356,000	1,285,990
*ΩMobvista, Inc.	148,000	59,581
Monalisa Group Co., Ltd., Class A	20,800	42,835
Muyuan Foods Co., Ltd., Class A	129,200	664,473
MYS Group Co., Ltd., Class A	92,600	44,395
*NanJi E-Commerce Co., Ltd., Class A	82,800	38,456
Nanjing Hanrui Cobalt Co., Ltd., Class A	14,500	60,255
Nanjing Iron & Steel Co., Ltd., Class A	182,900	94,663
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	35,300	60,820
Nanjing Securities Co., Ltd., Class A	4,000	4,380
Nanjing Xinjiekou Department Store Co., Ltd., Class A	58,500	61,352
Nantong Jianghai Capacitor Co., Ltd., Class A	94,700	221,593
NARI Technology Co., Ltd., Class A	65,460	201,050
NAURA Technology Group Co., Ltd., Class A	2,900	101,116
*NavInfo Co., Ltd., Class A	26,700	36,366
NetDragon Websoft Holdings, Ltd.	248,500	440,812
NetEase, Inc.	529,800	11,395,514

19

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
New China Life Insurance Co., Ltd., Class H	726,000	$1,590,323
New Hope Dairy Co., Ltd., Class A	26,400	47,895
*New Hope Liuhe Co., Ltd., Class A	42,400	58,673
*Newborn Town, Inc.	200,000	59,045
Newland Digital Technology Co., Ltd., Class A	11,600	27,033
Nexteer Automotive Group, Ltd.	1,061,000	511,204
Nine Dragons Paper Holdings, Ltd.	1,284,000	730,235
Ningbo BaoSi Energy Equipment Co., Ltd., Class A	200	179
Ningbo Haitian Precision Machinery Co., Ltd., Class A	16,900	62,195
Ningbo Huaxiang Electronic Co., Ltd., Class A	52,500	92,886
Ningbo Joyson Electronic Corp., Class A	26,400	67,779
Ningbo Orient Wires & Cables Co., Ltd., Class A	12,500	71,676
Ningbo Ronbay New Energy Technology Co., Ltd., Class A	13,693	82,508
Ningbo Sanxing Medical Electric Co., Ltd., Class A	22,800	50,680
Ningbo Shanshan Co., Ltd., Class A	33,300	63,497
Ningbo Tuopu Group Co., Ltd., Class A	100	878
Ningbo Xusheng Group Co., Ltd., Class A	10,100	24,321
Ningbo Yunsheng Co., Ltd., Class A	47,300	44,774
Ningbo Zhoushan Port Co., Ltd., Class A	88,300	41,492
Ningxia Baofeng Energy Group Co., Ltd., Class A	113,600	223,114
*NIO, Inc., Class A	100,300	742,194
Norinco International Cooperation, Ltd., Class A	50,500	78,274
North Huajin Chemical Industries Co., Ltd., Class A	91,100	72,587
North Industries Group Red Arrow Co., Ltd., Class A	14,600	28,357
Northeast Pharmaceutical Group Co., Ltd., Class A	75,700	56,295
Northeast Securities Co., Ltd., Class A	86,700	89,038
Northking Information Technology Co., Ltd., Class A	14,600	36,927
NSFOCUS Technologies Group Co., Ltd., Class A	37,100	46,236
Ocean’s King Lighting Science & Technology Co., Ltd., Class A	31,400	34,043
*ΩOcumension Therapeutics	166,000	163,357
*Offcn Education Technology Co., Ltd., Class A	400	215
Offshore Oil Engineering Co., Ltd., Class A	141,800	119,936
Olympic Circuit Technology Co., Ltd., Class A	27,600	66,913
Oppein Home Group, Inc., Class A	7,400	87,757
Opple Lighting Co., Ltd., Class A	19,300	51,312
ORG Technology Co., Ltd., Class A	147,500	89,801
*Orient Group, Inc., Class A	208,600	63,926
Orient Overseas International, Ltd.	62,000	781,676
ΩOrient Securities Co., Ltd., Class H	57,600	26,796
*Oriental Energy Co., Ltd., Class A	103,600	148,442
*Ourpalm Co., Ltd., Class A	91,500	55,084
Ovctek China, Inc., Class A	12,100	41,580
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	27,800	90,684
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	327,200	155,533
*PCI Technology Group Co., Ltd., Class A	102,500	79,855
*PDD Holdings, Inc., Sponsored ADR	99,824	10,124,150
*ΩPeijia Medical, Ltd.	239,000	226,031
*Peking University Resources Holdings Co., Ltd.	2,954,000	43,416
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	266,400	59,869
People.cn Co., Ltd., Class A	7,700	33,980
People’s Insurance Co. Group of China, Ltd. (The), Class H	3,039,000	1,002,047
Perfect World Co., Ltd., Class A	37,200	60,801
PetroChina Co., Ltd., Class H	9,176,000	5,980,830
PharmaBlock Sciences Nanjing, Inc., Class A	23,800	146,520
ΩPharmaron Beijing Co., Ltd., Class H	12,975	30,943
PhiChem Corp., Class A	23,200	55,930
PICC Property & Casualty Co., Ltd., Class H	2,696,000	3,080,316
Ping An Bank Co., Ltd., Class A	224,200	319,411

20

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
#*ΩPing An Healthcare and Technology Co., Ltd.	448,600	$1,049,176
Ping An Insurance Group Co. of China, Ltd.	2,637,500	13,516,825
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	82,100	111,822
PNC Process Systems Co., Ltd., Class A	14,840	56,271
Poly Developments and Holdings Group Co., Ltd., Class A	88,800	133,284
Poly Property Group Co., Ltd.	1,627,853	334,949
Poly Property Services Co., Ltd., Class H	25,200	98,873
Pony Testing International Group Co., Ltd., Class A	24,320	44,221
#ΩPop Mart International Group, Ltd.	199,400	549,174
ΩPostal Savings Bank of China Co., Ltd., Class H	815,000	371,847
Pou Sheng International Holdings, Ltd.	1,334,000	114,227
Power Construction Corp. of China, Ltd., Class A	260,300	186,484
Prinx Chengshan Holdings, Ltd.	13,500	11,249
#*Productive Technologies Co., Ltd.	1,022,000	97,960
Pylon Technologies Co., Ltd., Class A	1,228	19,047
#*Q Technology Group Co., Ltd.	390,000	196,879
Qianhe Condiment and Food Co., Ltd., Class A	21,260	51,369
Qingdao East Steel Tower Stock Co., Ltd., Class A	62,400	60,598
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	9,700	19,210
Qingdao Gon Technology Co., Ltd., Class A	11,900	34,118
Qingdao Haier Biomedical Co., Ltd., Class A	13,550	67,436
Qingdao Hanhe Cable Co., Ltd., Class A	162,500	85,211
Qingdao Hiron Commercial Cold Chain Co., Ltd., Class A	17,920	40,028
ΩQingdao Port International Co., Ltd., Class H	61,000	30,482
*Qingdao Rural Commercial Bank Corp., Class A	216,900	80,059
*Qingdao Sentury Tire Co., Ltd., Class A	11,400	47,218
Qingdao TGOOD Electric Co., Ltd., Class A	17,200	42,238
Qingdao Topscomm Communication, Inc., Class A	25,100	30,734
*Qinghai Salt Lake Industry Co., Ltd., Class A	4,400	10,146
Qinhuangdao Port Co., Ltd., Class H	339,500	55,972
QuakeSafe Technologies Co., Ltd., Class A	7,900	20,250
Queclink Wireless Solutions Co., Ltd., Class A	13,400	20,952
Quectel Wireless Solutions Co., Ltd., Class A	11,040	72,041
#*Radiance Holdings Group Co., Ltd.	63,000	26,167
Rainbow Digital Commercial Co., Ltd., Class A	199,300	146,854
*Realcan Pharmaceutical Group Co., Ltd., Class A	44,300	21,661
Red Avenue New Materials Group Co., Ltd., Class A	5,100	24,312
ΩRed Star Macalline Group Corp., Ltd., Class H	277,000	87,441
#*»ΩRedco Properties Group, Ltd.	162,000	20,704
Renhe Pharmacy Co., Ltd., Class A	196,400	184,843
*Renze Harvest International, Ltd.	240,000	4,601
Rianlon Corp., Class A	13,600	58,664
Richinfo Technology Co., Ltd., Class A	15,200	46,333
Risen Energy Co., Ltd., Class A	27,700	67,042
*RiseSun Real Estate Development Co., Ltd., Class A	242,300	65,013
Riyue Heavy Industry Co., Ltd., Class A	87,200	167,106
Rockchip Electronics Co., Ltd., Class A	800	7,096
Rongsheng Petrochemical Co., Ltd., Class A	36,800	57,089
*Roshow Technology Co., Ltd., Class A	62,000	56,747
Ruida Futures Co., Ltd., Class A	8,500	17,933
Runjian Co., Ltd., Class A	11,100	63,044
*Sai Micro Electronics, Inc., Class A	100	328
SAIC Motor Corp., Ltd., Class A	56,400	111,539
Sailun Group Co., Ltd., Class A	33,900	51,852
Sanquan Food Co., Ltd., Class A	45,500	90,603
Sansteel Minguang Co., Ltd. Fujian, Class A	147,600	95,089
Sansure Biotech, Inc., Class A	44,677	101,743
Sany Heavy Equipment International Holdings Co., Ltd.	978,000	1,284,901

21

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Sany Heavy Industry Co., Ltd., Class A	46,000	$90,659
Satellite Chemical Co., Ltd., Class A	70,635	156,527
SDIC Power Holdings Co., Ltd., Class A	2,600	4,320
Sealand Securities Co., Ltd., Class A	46,100	22,667
*Seazen Group, Ltd.	3,200,000	519,388
*Seazen Holdings Co., Ltd., Class A	22,600	36,630
#S-Enjoy Service Group Co., Ltd.	173,000	83,133
SF Holding Co., Ltd., Class A	81,500	436,247
SG Micro Corp., Class A	3,060	37,335
Shaanxi Coal Industry Co., Ltd., Class A	261,600	642,059
*Shaanxi Construction Machinery Co., Ltd., Class A	51,600	28,393
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	128,100	140,626
Shandong Bohui Paper Industrial Co., Ltd., Class A	167,400	158,461
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	14,800	34,974
*Shandong Chenming Paper Holdings, Ltd., Class H	167,500	49,022
Shandong Dawn Polymer Co., Ltd., Class A	9,000	16,634
Shandong Dongyue Organosilicon Material Co., Ltd., Class A	15,000	17,386
#ΩShandong Gold Mining Co., Ltd., Class H	162,750	306,589
Shandong Head Group Co., Ltd., Class A	14,900	34,378
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	9,800	42,913
Shandong Hi-speed Co., Ltd., Class A	10,000	9,030
*Shandong Hi-Speed New Energy Group, Ltd.	482,800	156,725
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	27,000	21,440
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	32,900	144,155
*Shandong Humon Smelting Co., Ltd., Class A	29,100	46,333
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	18,300	45,862
Shandong Linglong Tyre Co., Ltd., Class A	12,200	33,233
*Shandong Longda Meishi Co., Ltd., Class A	50,400	51,827
Shandong Nanshan Aluminum Co., Ltd., Class A	222,300	93,861
Shandong Pharmaceutical Glass Co., Ltd., Class A	10,700	40,267
Shandong Sun Paper Industry JSC, Ltd., Class A	58,500	99,040
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,838,400	2,629,962
Shandong Xiantan Co., Ltd., Class A	37,000	36,687
#Shandong Xinhua Pharmaceutical Co., Ltd., Class H	54,000	39,130
*Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	39,900	55,431
Shanghai Aiko Solar Energy Co., Ltd., Class A	20,900	55,794
Shanghai AJ Group Co., Ltd., Class A	59,300	42,080
Shanghai AtHub Co., Ltd., Class A	34,080	92,185
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	4,780	17,142
Shanghai Baolong Automotive Corp., Class A	7,100	61,967
Shanghai Baosight Software Co., Ltd., Class A	10,296	59,838
Shanghai Belling Co., Ltd., Class A	17,500	37,541
Shanghai Chinafortune Co., Ltd., Class A	51,000	85,439
Shanghai Construction Group Co., Ltd., Class A	140,600	50,364
Shanghai Daimay Automotive Interior Co., Ltd., Class A	8,275	18,709
*Shanghai Electric Group Co., Ltd., Class H	196,000	41,331
Shanghai Electric Power Co., Ltd., Class A	43,100	51,306
Shanghai Environment Group Co., Ltd., Class A	126,700	163,422
Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	26,100	42,623
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	99,500	229,402
Shanghai Fudan Microelectronics Group Co., Ltd., Class H	72,000	135,818
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	72,000	23,372
Shanghai Fullhan Microelectronics Co., Ltd., Class A	8,900	56,997
Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	11,600	40,036
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	19,400	61,777
Shanghai Industrial Holdings, Ltd.	286,000	349,797
Shanghai Industrial Urban Development Group, Ltd.	274,000	12,081
Shanghai International Port Group Co., Ltd., Class A	29,800	20,294

22

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shanghai Jahwa United Co., Ltd., Class A	66,000	$209,811
Shanghai Jinjiang International Hotels Co., Ltd., Class A	12,300	55,033
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	32,000	48,989
Shanghai Kehua Bio-Engineering Co., Ltd., Class A	4,400	5,250
Shanghai Kindly Medical Instruments Co., Ltd., Class H	16,200	58,592
*Shanghai Kinetic Medical Co., Ltd., Class A	200	185
Shanghai Liangxin Electrical Co., Ltd., Class A	60,600	78,411
Shanghai Lingang Holdings Corp., Ltd., Class A	35,000	51,151
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	3,600	4,491
Shanghai M&G Stationery, Inc., Class A	18,200	96,056
Shanghai Maling Aquarius Co., Ltd., Class A	50,700	48,200
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	43,200	73,608
Shanghai Medicilon, Inc., Class A	4,383	42,791
Shanghai MicroPort Endovascular MedTech Group Co., Ltd., Class A	2,087	55,287
Shanghai Moons’ Electric Co., Ltd., Class A	2,600	23,347
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	296,600	431,371
Shanghai Pioneer Holding, Ltd.	30,000	7,400
Shanghai Pudong Development Bank Co., Ltd., Class A	139,500	129,581
Shanghai Putailai New Energy Technology Co., Ltd., Class A	11,625	39,584
Shanghai QiFan Cable Co., Ltd., Class A	16,300	42,892
Shanghai RAAS Blood Products Co., Ltd., Class A	35,700	33,940
Shanghai Runda Medical Technology Co., Ltd., Class A	24,200	64,999
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	73,800	103,532
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	12,100	60,417
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	28,700	38,894
Shanghai Tunnel Engineering Co., Ltd., Class A	145,300	111,418
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	44,800	65,412
Shanghai Wanye Enterprises Co., Ltd., Class A	24,400	60,152
Shanghai Yaoji Technology Co., Ltd., Class A	21,200	67,105
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	63,800	56,483
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	16,500	53,824
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	105,000	69,790
Shanxi Blue Flame Holding Co., Ltd., Class A	92,800	97,956
Shanxi Coking Co., Ltd., Class A	112,200	77,326
Shanxi Coking Coal Energy Group Co., Ltd., Class A	176,300	207,467
Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	133,100	165,331
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	92,900	240,410
*Shanxi Meijin Energy Co., Ltd., Class A	85,200	81,347
Shanxi Securities Co., Ltd., Class A	57,200	43,784
Shanxi Taigang Stainless Steel Co., Ltd., Class A	100,900	53,734
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	14,200	478,101
*Shanying International Holding Co., Ltd., Class A	500,000	149,141
Shede Spirits Co., Ltd., Class A	1,200	18,814
*Shengda Resources Co., Ltd., Class A	76,800	133,055
Shenghe Resources Holding Co., Ltd., Class A	23,370	34,027
Shengyi Technology Co., Ltd., Class A	2,500	5,989
Shennan Circuits Co., Ltd., Class A	9,400	89,057
ΩShenwan Hongyuan Group Co., Ltd., Class H	1,600	297
Shenyang Xingqi Pharmaceutical Co., Ltd., Class A	1,260	27,913
Shenzhen Agricultural Products Group Co., Ltd., Class A	260,800	233,020
*Shenzhen Airport Co., Ltd., Class A	88,100	81,236
Shenzhen Aisidi Co., Ltd., Class A	79,800	84,451
*Shenzhen Anche Technologies Co., Ltd., Class A	100	213
Shenzhen Capchem Technology Co., Ltd., Class A	3,600	21,653
Shenzhen Center Power Tech Co., Ltd., Class A	20,000	39,144
Shenzhen Cereals Holdings Co., Ltd., Class A	43,700	43,152
Shenzhen Changhong Technology Co., Ltd., Class A	9,600	24,412
Shenzhen Colibri Technologies Co., Ltd., Class A	17,600	38,954

23

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Shenzhen Comix Group Co., Ltd., Class A	13,500	$12,430
Shenzhen Das Intellitech Co., Ltd., Class A	105,700	45,493
Shenzhen Desay Battery Technology Co., Class A	42,700	185,583
Shenzhen Dynanonic Co., Ltd., Class A	3,280	35,123
Shenzhen Ellassay Fashion Co., Ltd., Class A	100	147
Shenzhen Energy Group Co., Ltd., Class A	45,800	38,551
Shenzhen Envicool Technology Co., Ltd., Class A	15,809	55,122
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	61,100	96,618
Shenzhen Expressway Corp., Ltd., Class H	228,000	187,946
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	26,200	52,635
*Shenzhen FRD Science & Technology Co., Ltd., Class A	18,500	51,025
Shenzhen Gas Corp., Ltd., Class A	1,000	923
Shenzhen Gongjin Electronics Co., Ltd., Class A	35,500	45,064
Shenzhen H&T Intelligent Control Co., Ltd., Class A	29,300	55,351
ΩShenzhen Hepalink Pharmaceutical Group Co., Ltd., Class H	82,500	39,961
Shenzhen Huaqiang Industry Co., Ltd., Class A	37,200	58,115
Shenzhen Inovance Technology Co., Ltd., Class A	7,900	65,033
Shenzhen International Holdings, Ltd.	1,860,782	1,224,731
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	500	86
Shenzhen Investment, Ltd.	1,844,000	271,017
Shenzhen Jieshun Science And Technology Industry Co., Ltd., Class A	26,500	38,620
Shenzhen Jinjia Group Co., Ltd., Class A	72,600	58,143
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	28,600	21,814
Shenzhen Kaifa Technology Co., Ltd., Class A	19,300	45,161
Shenzhen Kedali Industry Co., Ltd., Class A	3,600	44,536
Shenzhen Kingdom Sci-Tech Co., Ltd., Class A	21,200	33,726
Shenzhen Kingkey Smart Agriculture Times Co., Ltd., Class A	42,200	107,597
Shenzhen Kinwong Electronic Co., Ltd., Class A	23,900	71,875
Shenzhen Kstar Science And Technology Co., Ltd., Class A	26,600	94,632
Shenzhen Laibao Hi-tech Co., Ltd., Class A	31,800	45,608
Shenzhen Leaguer Co., Ltd., Class A	58,500	61,511
Shenzhen Megmeet Electrical Co., Ltd., Class A	18,000	63,497
Shenzhen Microgate Technology Co., Ltd., Class A	36,500	54,784
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	14,300	557,077
Shenzhen MTC Co., Ltd., Class A	86,200	62,930
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	372,600	156,306
Shenzhen New Nanshan Holding Group Co., Ltd., Class A	96,800	41,267
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	10,800	47,880
Shenzhen SC New Energy Technology Corp., Class A	4,300	42,754
Shenzhen SEG Co., Ltd., Class A	21,800	21,022
Shenzhen Senior Technology Material Co., Ltd., Class A	65,700	137,448
Shenzhen Sunlord Electronics Co., Ltd., Class A	2,000	7,943
Shenzhen Sunnypol Optoelectronics Co., Ltd., Class A	10,100	43,085
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	73,100	100,360
Shenzhen Sunway Communication Co., Ltd., Class A	17,100	61,021
Shenzhen Tagen Group Co., Ltd., Class A	134,700	93,016
Shenzhen Topband Co., Ltd., Class A	61,900	78,913
Shenzhen Transsion Holdings Co., Ltd., Class A	2,257	41,242
Shenzhen Weiguang Biological Products Co., Ltd., Class A	4,400	20,975
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	74,400	72,353
*Shenzhen World Union Group, Inc., Class A	126,400	44,073
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	106,000	71,176
Shenzhen Yinghe Technology Co., Ltd., Class A	29,800	80,649
Shenzhen Ysstech Info-tech Co., Ltd., Class A	19,300	22,738
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	24,700	88,343
Shenzhen Zhenye Group Co., Ltd., Class A	300	177
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	98,000	63,135
Shenzhou International Group Holdings, Ltd.	257,200	2,522,825

24

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	229,300	$330,112
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	18,400	55,686
Shinghwa Advanced Material Group Co., Ltd., Class A	8,390	59,376
Shinva Medical Instrument Co., Ltd., Class A	35,100	115,501
Shoucheng Holdings, Ltd.	1,140,000	186,489
Shougang Fushan Resources Group, Ltd.	2,176,000	714,710
*Shouhang High-Tech Energy Co., Ltd., Class A	107,200	39,568
Shui On Land, Ltd.	2,154,000	189,947
*Siasun Robot & Automation Co., Ltd., Class A	11,600	17,743
Sichuan Chengfei Integration Technology Corp., Class A	11,000	28,766
Sichuan Chuantou Energy Co., Ltd., Class A	21,700	43,477
Sichuan Development Lomon Co., Ltd., Class A	127,500	123,991
Sichuan Expressway Co., Ltd., Class H	204,000	58,661
Sichuan Furong Technology Co., Ltd., Class A	14,800	28,564
*Sichuan Haite High-tech Co., Ltd., Class A	32,100	41,841
Sichuan Hebang Biotechnology Co., Ltd., Class A	179,700	58,252
*Sichuan Hexie Shuangma Co., Ltd., Class A	22,700	47,304
Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	5,700	19,649
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	29,000	108,463
*Sichuan Lutianhua Co., Ltd., Class A	78,000	45,470
*Sichuan New Energy Power Co., Ltd., Class A	48,000	76,622
Sichuan Road and Bridge Group Co., Ltd., Class A	85,360	89,638
Sichuan Swellfun Co., Ltd., Class A	7,700	64,131
Sichuan Teway Food Group Co., Ltd., Class A	27,600	55,448
Sichuan Yahua Industrial Group Co., Ltd., Class A	24,000	46,025
Sieyuan Electric Co., Ltd., Class A	100	671
Sihuan Pharmaceutical Holdings Group, Ltd.	2,522,000	212,729
SIIC Environment Holdings, Ltd.	272,000	39,281
ΩSimcere Pharmaceutical Group, Ltd.	464,000	404,427
Sino Biopharmaceutical, Ltd.	6,402,000	2,487,294
Sino Wealth Electronic, Ltd., Class A	8,420	28,475
Sinocare, Inc., Class A	22,600	92,745
Sinofert Holdings, Ltd.	1,350,000	153,554
Sinofibers Technology Co., Ltd., Class A	20,700	88,021
Sinolink Securities Co., Ltd., Class A	400	498
Sinoma International Engineering Co., Class A	131,300	176,687
Sinoma Science & Technology Co., Ltd., Class A	51,800	121,985
Sinomach Automobile Co., Ltd., Class A	60,400	60,054
Sinomine Resource Group Co., Ltd., Class A	19,560	99,558
Sinopec Engineering Group Co., Ltd., Class H	838,000	418,754
*Sinopec Oilfield Service Corp., Class H	774,000	54,405
Sinopharm Group Co., Ltd., Class H	1,118,000	2,671,907
Sino-Platinum Metals Co., Ltd., Class A	27,160	54,009
Sinoseal Holding Co., Ltd., Class A	7,000	36,992
Sinosoft Co., Ltd., Class A	10,500	43,776
Sinosteel Engineering & Technology Co., Ltd., Class A	64,000	53,783
Sinotrans, Ltd., Class H	1,053,000	345,859
Sinotruk Jinan Truck Co., Ltd., Class A	18,300	36,764
*Skshu Paint Co., Ltd., Class A	4,000	32,470
Skyworth Digital Co., Ltd., Class A	52,000	85,415
Skyworth Group, Ltd.	862,213	311,845
ΩSmoore International Holdings, Ltd.	460,000	354,497
Sobute New Materials Co., Ltd., Class A	13,900	22,340
*SOHO China, Ltd.	1,521,000	157,453
Songcheng Performance Development Co., Ltd., Class A	1,400	2,096
Sonoscape Medical Corp., Class A	3,800	24,983
SooChow Securities Co., Ltd., Class A	600	655
*»South Manganese Investment, Ltd.	80,000	1,902

25

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Southwest Securities Co., Ltd., Class A	800	$447
#SSY Group, Ltd.	872,000	478,092
StarPower Semiconductor, Ltd., Class A	900	21,079
State Grid Information & Communication Co., Ltd., Class A	34,000	63,860
*STO Express Co., Ltd., Class A	80,800	105,319
Sumavision Technologies Co., Ltd., Class A	51,800	39,298
Sun Art Retail Group, Ltd.	1,521,000	320,738
Sun Create Electronics Co., Ltd., Class A	6,700	18,935
#*Sun King Technology Group, Ltd.	644,000	122,634
Sunflower Pharmaceutical Group Co., Ltd., Class A	35,100	115,119
Sungrow Power Supply Co., Ltd., Class A	16,400	187,967
Suning Universal Co., Ltd., Class A	150,400	56,333
Sunny Optical Technology Group Co., Ltd.	301,600	2,526,631
Sunresin New Materials Co., Ltd., Class A	4,200	31,062
*Sunward Intelligent Equipment Co., Ltd., Class A	71,300	57,102
Sunwoda Electronic Co., Ltd., Class A	32,500	71,268
Suofeiya Home Collection Co., Ltd., Class A	27,100	66,550
Suplet Power Co., Ltd., Class A	20,818	46,643
Suzhou Anjie Technology Co., Ltd., Class A	41,400	80,747
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	36,000	91,740
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	109,613	61,808
Suzhou Good-Ark Electronics Co., Ltd., Class A	20,800	33,401
Suzhou Maxwell Technologies Co., Ltd., Class A	2,600	42,778
Suzhou Secote Precision Electronic Co., Ltd., Class A	13,000	95,791
Suzhou SLAC Precision Equipment Co., Ltd., Class A	34,300	45,783
Suzhou TFC Optical Communication Co., Ltd., Class A	1,500	14,548
#SY Holdings Group, Ltd.	240,500	154,297
Symphony Holdings, Ltd.	80,000	8,691
SYoung Group Co., Ltd., Class A	8,300	16,629
Taiji Computer Corp., Ltd., Class A	7,300	28,476
Tangrenshen Group Co., Ltd., Class A	70,900	64,990
Tangshan Jidong Cement Co., Ltd., Class A	76,900	74,888
TangShan Port Group Co., Ltd., Class A	171,000	82,914
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	120,100	94,548
Tayho Advanced Materials Group Co., Ltd., Class A	29,000	61,302
TBEA Co., Ltd., Class A	123,830	235,953
TCL Electronics Holdings, Ltd.	680,000	236,383
*TCL Technology Group Corp., Class A	156,200	83,610
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	69,200	173,988
*Tech-Bank Food Co., Ltd., Class A	115,500	61,981
Telling Telecommunication Holding Co., Ltd., Class A	43,200	52,014
Tencent Holdings, Ltd.	1,799,300	66,502,768
*Tencent Music Entertainment Group, ADR	62,413	453,118
Three Squirrels, Inc., Class A	17,000	42,326
Three’s Co. Media Group Co, Ltd., Class A	7,484	61,364
Tian Di Science & Technology Co., Ltd., Class A	123,900	87,077
Tian Lun Gas Holdings, Ltd.	23,500	11,413
Tiande Chemical Holdings, Ltd.	376,000	69,197
Tiangong International Co., Ltd.	914,000	268,665
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	10,000	36,243
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	143,700	88,075
Tianjin Pharmaceutical Da Re Tang Group Corp., Ltd., Class A	6,600	26,833
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	19,400	46,003
Tianjin Teda Co., Ltd., Class A	74,500	41,095
Tianjin You Fa Steel Pipe Group Stock Co., Ltd., Class A	138,500	120,541
*Tianma Microelectronics Co., Ltd., Class A	33,800	45,069
Tianshan Aluminum Group Co., Ltd., Class A	351,800	310,494
Tianshui Huatian Technology Co., Ltd., Class A	66,200	80,518

26

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Tianyun International Holdings, Ltd.	132,000	$49,597
Tibet Cheezheng Tibetan Medicine Co., Ltd., Class A	7,100	22,580
Tibet Rhodiola Pharmaceutical Holding Co., Class A	10,100	69,415
*Tibet Summit Resources Co., Ltd., Class A	34,300	65,778
*Tibet Tianlu Co., Ltd., Class A	260	211
Tingyi Cayman Islands Holding Corp.	864,000	1,146,170
*Titan Wind Energy Suzhou Co., Ltd., Class A	34,600	62,866
Tofflon Science & Technology Group Co., Ltd., Class A	32,600	84,230
Toly Bread Co., Ltd., Class A	95,460	113,636
Tong Ren Tang Technologies Co., Ltd., Class H	430,000	327,531
*Tongcheng Travel Holdings, Ltd.	968,000	1,848,263
*Tongdao Liepin Group	65,200	47,830
TongFu Microelectronics Co., Ltd., Class A	13,200	36,766
*Tongguan Gold Group, Ltd.	160,000	8,895
*Tongkun Group Co., Ltd., Class A	24,000	47,202
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	107,300	59,773
Tongling Nonferrous Metals Group Co., Ltd., Class A	291,500	123,476
Tongwei Co., Ltd., Class A	111,600	414,963
Tongyu Heavy Industry Co., Ltd., Class A	432,100	145,955
*Topchoice Medical Corp., Class A	4,200	51,227
*Topsec Technologies Group, Inc., Class A	52,100	66,632
ΩTopsports International Holdings, Ltd.	1,262,000	1,061,263
Towngas Smart Energy Co., Ltd.	454,357	188,140
*TPV Technology Co., Ltd., Class A	259,000	98,068
TravelSky Technology, Ltd., Class H	364,000	574,056
*Trigiant Group, Ltd.	2,000	82
Trina Solar Co., Ltd., Class A	37,176	151,245
*Trip.com Group, Ltd.	122,000	4,191,090
Truking Technology, Ltd., Class A	33,600	51,530
Truly International Holdings, Ltd.	688,000	70,342
ΩTsaker New Energy Tech Co., Ltd.	1,500	213
Tsingtao Brewery Co., Ltd., Class H	208,000	1,576,362
*Tunghsu Optoelectronic Technology Co., Ltd., Class A	258,900	76,873
*Tus Environmental Science And Technology Development Co., Ltd., Class A	38,600	16,929
UE Furniture Co., Ltd., Class A	100	128
*Unigroup Guoxin Microelectronics Co., Ltd., Class A	8,100	83,074
Unilumin Group Co., Ltd., Class A	46,600	40,621
Uni-President China Holdings, Ltd.	834,000	568,108
*Unisplendour Corp., Ltd., Class A	25,900	69,177
United Energy Group, Ltd.	138,000	22,046
Universal Scientific Industrial Shanghai Co., Ltd., Class A	23,100	45,715
Valiant Co., Ltd., Class A	49,200	115,058
Vats Liquor Chain Store Management JSC, Ltd., Class A	4,300	11,795
Vatti Corp., Ltd., Class A	24,000	19,253
#*ΩVenus MedTech Hangzhou, Inc., Class H	95,500	54,069
Victory Giant Technology Huizhou Co., Ltd., Class A	25,800	71,334
#Vinda International Holdings, Ltd.	261,000	645,112
*Vipshop Holdings, Ltd., Sponsored ADR	94,231	1,343,734
*ΩViva Biotech Holdings	731,500	119,664
*Vnet Group, Inc., Sponsored ADR	22,122	71,122
Walvax Biotechnology Co., Ltd., Class A	13,000	41,220
Wanbangde Pharmaceutical Holding Group Co., Ltd., Class A	1,000	877
Wangneng Environment Co., Ltd., Class A	29,300	59,382
Wangsu Science & Technology Co., Ltd., Class A	98,600	94,141
Wanguo International Mining Group, Ltd.	170,000	67,786
Wanhua Chemical Group Co., Ltd., Class A	88,047	1,064,903
Want Want China Holdings, Ltd.	1,263,000	784,472
Wanxiang Qianchao Co., Ltd., Class A	54,800	38,588

27

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Wasion Holdings, Ltd.	398,000	$147,000
Wasu Media Holding Co., Ltd., Class A	118,700	117,374
Weibo Corp., Sponsored ADR	13,236	156,582
Weichai Power Co., Ltd., Class H	840,000	1,256,039
Weihai Guangwei Composites Co., Ltd., Class A	14,660	51,196
Wellhope Foods Co., Ltd., Class A	44,600	53,578
Wens Foodstuffs Group Co., Ltd., Class A	132,500	339,279
West China Cement, Ltd.	1,882,000	170,772
Western Mining Co., Ltd., Class A	53,200	91,009
Western Region Gold Co., Ltd., Class A	14,000	24,846
Western Securities Co., Ltd., Class A	112,500	102,049
Western Superconducting Technologies Co., Ltd., Class A	2,352	14,688
Will Semiconductor Co., Ltd., Class A	135	2,028
Winall Hi-Tech Seed Co., Ltd., Class A	33,440	41,538
Windey Energy Technology Group Co., Ltd., Class A	41,310	59,697
*Wingtech Technology Co., Ltd., Class A	4,800	32,538
Winner Medical Co., Ltd., Class A	9,100	49,788
Wolong Electric Group Co., Ltd., Class A	89,500	136,894
Wuchan Zhongda Group Co., Ltd., Class A	141,700	88,200
Wuhan Fingu Electronic Technology Co., Ltd., Class A	15,000	22,800
Wuhan Guide Infrared Co., Ltd., Class A	15,886	17,136
*Wuhan P&S Information Technology Co., Ltd., Class A	25,600	19,386
Wuhu Token Science Co., Ltd., Class A	125,600	110,511
Wuliangye Yibin Co., Ltd., Class A	108,100	2,296,852
WUS Printed Circuit Kunshan Co., Ltd., Class A	16,400	43,647
Wushang Group Co., Ltd., Class A	46,700	54,892
#ΩWuXi AppTec Co., Ltd., Class H	123,600	1,484,855
Wuxi Autowell Technology Co., Ltd., Class A	2,238	41,681
*ΩWuxi Biologics Cayman, Inc.	581,500	3,611,801
*Wuxi Boton Technology Co., Ltd., Class A	17,200	37,717
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	47,800	182,227
Wuxi NCE Power Co., Ltd., Class A	20,800	109,524
*Wuxi Taiji Industry Co., Ltd., Class A	71,500	62,910
WuXi Xinje Electric Co., Ltd., Class A	8,100	39,518
XCMG Construction Machinery Co., Ltd., Class A	179,900	140,400
XGD, Inc., Class A	7,200	22,810
#ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	977,500	363,536
Xiamen Bank Co., Ltd., Class A	118,400	85,469
Xiamen C & D, Inc., Class A	51,500	68,671
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	200	200
Xiamen Faratronic Co., Ltd., Class A	4,400	59,815
Xiamen Intretech, Inc., Class A	33,900	80,663
Xiamen ITG Group Corp., Ltd., Class A	102,500	95,910
Xiamen Jihong Technology Co., Ltd., Class A	19,200	53,374
Xiamen Kingdomway Group Co., Class A	20,100	50,017
Xiamen Tungsten Co., Ltd., Class A	44,400	102,503
Xiamen Xiangyu Co., Ltd., Class A	88,500	77,265
*Xi’an Tian He Defense Technology Co., Ltd., Class A	100	151
Xi’an Triangle Defense Co., Ltd., Class A	7,800	30,522
Xiandai Investment Co., Ltd., Class A	73,900	40,764
Xiangcai Co., Ltd., Class A	24,000	26,576
Xianhe Co., Ltd., Class A	24,600	60,143
*ΩXiaomi Corp., Class W	3,409,000	6,108,195
Xilinmen Furniture Co., Ltd., Class A	17,300	45,241
*Xinfengming Group Co., Ltd., Class A	53,500	91,741
Xingda International Holdings, Ltd.	286,039	48,254
Xinhuanet Co., Ltd., Class A	26,600	92,241
Xinjiang Communications Construction Group Co., Ltd., Class A	15,200	32,234

28

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Xinjiang Tianshan Cement Co., Ltd., Class A	36,600	$35,543
Xinjiang Xintai Natural Gas Co., Ltd., Class A	12,100	44,843
Xinjiang Xinxin Mining Industry Co., Ltd., Class H	520,000	53,830
Xinjiang Zhongtai Chemical Co., Ltd., Class A	147,300	134,419
#*Xinte Energy Co., Ltd., Class H	338,800	514,396
*Xinxiang Chemical Fiber Co., Ltd., Class A	37,000	16,933
Xinxiang Richful Lube Additive Co., Ltd., Class A	13,000	75,251
Xinxing Ductile Iron Pipes Co., Ltd., Class A	175,200	97,836
Xinyi Energy Holdings, Ltd.	2,017,315	353,209
Xinyi Solar Holdings, Ltd.	2,730,000	1,604,938
Xinyu Iron & Steel Co., Ltd., Class A	146,500	81,211
Xinzhi Group Co., Ltd., Class A	20,300	49,796
Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	27,800	47,633
*XPeng, Inc., A Shares	214,800	1,586,719
Xtep International Holdings, Ltd.	1,236,491	1,121,985
Xuji Electric Co., Ltd., Class A	17,200	40,200
#ΩYadea Group Holdings, Ltd.	470,000	858,958
*YaGuang Technology Group Co., Ltd., Class A	43,900	56,085
Yangling Metron New Material, Inc., Class A	3,400	18,459
#ΩYangtze Optical Fibre & Cable Joint Stock, Ltd. Co., Class H	40,500	48,810
Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	9,500	49,117
Yankershop Food Co., Ltd., Class A	9,000	96,656
Yankuang Energy Group Co., Ltd., Class H	1,150,000	1,998,824
Yantai Changyu Pioneer Wine Co., Ltd., Class A	19,800	74,297
Yantai China Pet Foods Co., Ltd., Class A	10,900	36,387
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	43,500	108,957
Yantai Eddie Precision Machinery Co., Ltd., Class A	19,700	43,843
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	41,200	160,209
*YanTai Shuangta Food Co., Ltd., Class A	60,100	37,982
Yantai Zhenghai Bio-tech Co., Ltd., Class A	5,800	24,165
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	45,400	73,832
*Yeahka, Ltd.	54,800	100,291
Yealink Network Technology Corp., Ltd., Class A	12,180	55,326
Yeebo International Holdings, Ltd.	32,000	11,492
YGSOFT, Inc., Class A	77,348	61,103
Yibin Tianyuan Group Co., Ltd., Class A	43,600	32,661
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	51,200	54,245
*Yifan Pharmaceutical Co., Ltd., Class A	51,000	95,998
Yifeng Pharmacy Chain Co., Ltd., Class A	9,660	43,103
#Yihai International Holding, Ltd.	584,000	1,059,837
Yintai Gold Co., Ltd., Class A	50,600	93,866
Yixintang Pharmaceutical Group Co., Ltd., Class A	42,500	123,239
Yonfer Agricultural Technology Co., Ltd., Class A	86,600	136,941
YongXing Special Materials Technology Co., Ltd., Class A	11,570	78,714
Yotrio Group Co., Ltd., Class A	87,300	37,693
Youngor Group Co., Ltd., Class A	121,800	111,978
*Youzu Interactive Co., Ltd., Class A	35,100	52,827
YTO Express Group Co., Ltd., Class A	49,700	91,926
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	5,700	12,794
Yuexiu Property Co., Ltd.	1,151,000	1,197,395
Yuexiu Transport Infrastructure, Ltd.	486,000	250,932
Yum China Holdings, Inc.	157,000	8,214,580
Yunda Holding Co., Ltd., Class A	127,600	158,326
Yunnan Aluminium Co., Ltd., Class A	73,400	139,161
Yunnan Baiyao Group Co., Ltd., Class A	5,800	40,170
Yunnan Copper Co., Ltd., Class A	56,400	84,807
Yunnan Energy New Material Co., Ltd., Class A	16,500	150,571
Yunnan Tin Co., Ltd., Class A	41,700	80,083

29

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Yusys Technologies Co., Ltd., Class A	22,300	$50,662
Zangge Mining Co., Ltd., Class A	26,200	79,898
ZBOM Home Collection Co., Ltd., Class A	16,660	44,134
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	600	20,447
Zhaojin Mining Industry Co., Ltd., Class H	568,500	710,570
Zhe Jiang Li Zi Yuan Food Co., Ltd., Class A	16,400	35,136
Zhefu Holding Group Co., Ltd., Class A	145,200	73,173
*Zhejiang Century Huatong Group Co., Ltd., Class A	36,500	29,132
Zhejiang Cfmoto Power Co., Ltd., Class A	11,200	151,783
Zhejiang China Commodities City Group Co., Ltd., Class A	38,300	40,585
Zhejiang Chint Electrics Co., Ltd., Class A	18,000	56,608
Zhejiang Communications Technology Co., Ltd., Class A	163,940	85,520
Zhejiang Conba Pharmaceutical Co., Ltd., Class A	127,900	91,282
Zhejiang Crystal-Optech Co., Ltd., Class A	58,200	109,392
Zhejiang Dahua Technology Co., Ltd., Class A	12,900	35,843
Zhejiang Dingli Machinery Co., Ltd., Class A	9,400	69,712
Zhejiang Expressway Co., Ltd., Class H	502,000	377,883
Zhejiang Garden Biopharmaceutical Co., Ltd., Class A	27,900	40,470
Zhejiang Hailiang Co., Ltd., Class A	84,595	124,322
Zhejiang HangKe Technology, Inc. Co., Class A	17,012	56,884
Zhejiang Hangmin Co., Ltd., Class A	51,100	59,090
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	48,000	47,137
Zhejiang Huace Film & Television Co., Ltd., Class A	81,900	62,802
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	23,300	51,316
Zhejiang Huayou Cobalt Co., Ltd., Class A	3,400	17,037
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	100,500	114,981
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	15,800	43,061
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	3,500	13,248
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	25,000	148,085
*Zhejiang Jingu Co., Ltd., Class A	42,800	45,470
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	36,600	65,852
*Zhejiang Jinke Tom Culture Industry Co., Ltd., Class A	36,300	22,792
Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	36,600	101,245
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A	24,000	97,183
Zhejiang Juhua Co., Ltd., Class A	52,900	109,157
Zhejiang Longsheng Group Co., Ltd., Class A	5,300	6,425
Zhejiang Medicine Co., Ltd., Class A	58,800	86,814
Zhejiang Meida Industrial Co., Ltd., Class A	29,700	42,879
*Zhejiang Narada Power Source Co., Ltd., Class A	52,600	96,000
Zhejiang NHU Co., Ltd., Class A	62,760	138,307
Zhejiang Orient Gene Biotech Co., Ltd., Class A	13,619	72,880
Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	19,300	33,174
Zhejiang Runtu Co., Ltd., Class A	105,258	95,767
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	11,100	40,427
Zhejiang Sanmei Chemical Industry Co., Ltd., Class A	34,200	131,824
Zhejiang Semir Garment Co., Ltd., Class A	145,000	120,470
Zhejiang Southeast Space Frame Co., Ltd., Class A	56,200	43,937
Zhejiang Supor Co., Ltd., Class A	2,200	15,021
Zhejiang Tiantie Industry Co., Ltd., Class A	54,384	41,110
*Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	8,500	26,442
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	160,700	111,189
*Zhejiang Wanliyang Co., Ltd., Class A	130,500	140,773
Zhejiang Wanma Co., Ltd., Class A	45,300	64,846
Zhejiang Wansheng Co., Ltd., Class A	38,400	59,310
Zhejiang Weiming Environment Protection Co., Ltd., Class A	40,960	100,084
Zhejiang Weixing New Building Materials Co., Ltd., Class A	32,700	73,532
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	11,100	43,722
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	49,700	79,065

30

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	71,658	$95,452
Zhejiang Yasha Decoration Co., Ltd., Class A	47,200	32,786
Zhejiang Yinlun Machinery Co., Ltd., Class A	39,500	94,472
Zhejiang Yongtai Technology Co., Ltd., Class A	34,500	59,630
Zhende Medical Co., Ltd., Class A	14,100	49,509
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	155,200	146,381
Zheshang Securities Co., Ltd., Class A	300	412
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	314,700	862,704
Zhongji Innolight Co., Ltd., Class A	2,900	34,660
Zhongjin Gold Corp., Ltd., Class A	49,000	73,079
Zhongshan Broad Ocean Motor Co., Ltd., Class A	126,800	87,734
Zhongshan Public Utilities Group Co., Ltd., Class A	39,400	39,174
Zhongsheng Group Holdings, Ltd.	658,500	1,518,204
Zhongtai Securities Co., Ltd., Class A	109,200	106,492
*»Zhongtian Financial Group Co., Ltd., Class A	95,500	3,902
*Zhongyu Energy Holdings, Ltd.	139,000	97,705
Zhongyuan Environment-Protection Co., Ltd., Class A	40,300	39,356
ΩZhou Hei Ya International Holdings Co., Ltd.	361,000	119,032
#*Zhuguang Holdings Group Co., Ltd.	926,000	47,930
Zhuhai Huafa Properties Co., Ltd., Class A	41,300	47,251
Zhuzhou CRRC Times Electric Co., Ltd.	141,100	455,330
Zhuzhou Hongda Electronics Corp., Ltd., Class A	16,900	75,315
Zhuzhou Kibing Group Co., Ltd., Class A	120,400	130,862
#Zijin Mining Group Co., Ltd., Class H	3,186,000	4,951,277
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	306,600	159,087
ZTE Corp., Class H	209,000	464,231
ZTO Express Cayman, Inc.	107,000	2,503,860

TOTAL CHINA		596,989,071

COLOMBIA — (0.1%)
*Almacenes Exito SA	89,700	310,384
Banco de Bogota SA	1,174	7,066
Bancolombia SA	5,257	37,297
Bancolombia SA, Sponsored ADR	17,142	435,064
Bolsa de Valores de Colombia	124	258
Cementos Argos SA	111,548	127,702
Corp Financiera Colombiana SA	34,844	106,295
Ecopetrol SA	173,409	101,566
#Ecopetrol SA, Sponsored ADR	74,172	875,971
Grupo Argos SA	41,367	89,196
#Grupo Aval Acciones y Valores SA, Sponsored ADR	4,816	11,029
Grupo Energia Bogota SA ESP	107,593	43,304
Grupo Nutresa SA	351	4,137
Interconexion Electrica SA ESP	34,006	119,192

TOTAL COLOMBIA		2,268,461

CZECHIA — (0.1%)
CEZ AS	37,589	1,605,946
Komercni Banka AS	10,473	306,254
ΩMoneta Money Bank AS	39,582	152,684

TOTAL CZECHIA		2,064,884

EGYPT — (0.0%)
Commercial International Bank Egypt SAE, Registered Shares, GDR	475,203	540,781

TOTAL EGYPT		540,781

GREECE — (0.4%)
*Aegean Airlines SA	19,502	213,146
*Alpha Services and Holdings SA	719,760	1,072,713
Athens Water Supply & Sewage Co. SA	3,015	17,878
Autohellas Tourist and Trading SA	10,762	144,696

31

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
GREECE — (Continued)
Avax SA	32,837	$46,024
Bank of Greece	2,643	38,273
*Ellaktor SA	14,512	28,562
ElvalHalcor SA	30,307	53,434
Entersoft SA Software Development & Related Services Co.	7,339	47,009
Epsilon Net SA	7,960	78,416
*Eurobank Ergasias Services and Holdings SA	891,362	1,452,831
Fourlis Holdings SA	26,583	113,798
GEK Terna Holding Real Estate Construction SA	32,637	455,366
Hellenic Exchanges - Athens Stock Exchange SA	13,214	67,602
Hellenic Telecommunications Organization SA	56,293	787,211
HELLENIQ ENERGY HOLDINGS S.A.	9,467	69,346
Holding Co. ADMIE IPTO SA	48,134	101,756
Ideal Holdings SA	1,929	11,867
*Intracom SA Technical & Steel Constructions	11,077	35,242
JUMBO SA	21,210	557,338
Kri-Kri Milk Industry SA	2,221	19,110
*LAMDA Development SA	30,465	195,786
Motor Oil Hellas Corinth Refineries SA	26,192	622,914
Mytilineos SA	17,967	664,312
*National Bank of Greece SA	117,422	670,224
OPAP SA	35,480	600,040
Piraeus Financial Holdings SA	68,964	203,378
Piraeus Port Authority SA	4,097	91,158
*Public Power Corp. SA	28,897	294,141
Quest Holdings SA	13,563	75,265
Sarantis SA	11,353	94,201
*Sunrisemezz PLC	1,069	295
Terna Energy SA	3,871	58,061
Thrace Plastics Holding and Co.	10,632	44,615
Titan Cement International SA	24,635	460,895

TOTAL GREECE		9,486,903

HUNGARY — (0.2%)
Magyar Telekom Telecommunications PLC	115,820	179,684
MOL Hungarian Oil & Gas PLC	157,201	1,248,055
*Opus Global Nyrt	54,861	57,700
OTP Bank Nyrt	46,949	1,743,164
Richter Gedeon Nyrt	14,961	350,018

TOTAL HUNGARY		3,578,621

INDIA — (18.0%)
360 ONE WAM, Ltd.	60,297	380,284
3M India, Ltd.	153	54,693
Aarti Drugs, Ltd.	34,096	192,249
Aarti Industries, Ltd.	83,783	457,311
Aarti Pharmalabs, Ltd.	4,420	20,433
ABB India, Ltd.	1,445	71,319
ACC, Ltd.	4,790	108,631
Action Construction Equipment, Ltd.	17,953	179,641
Adani Enterprises, Ltd.	982	27,064
Adani Ports & Special Economic Zone, Ltd.	79,492	749,247
ADF Foods, Ltd.	140	400
*Aditya Birla Capital, Ltd.	137,853	285,529
Advanced Enzyme Technologies, Ltd.	6,072	22,776
Aegis Logistics, Ltd.	18,451	64,799
AGI Greenpac, Ltd.	17,096	181,681
Agro Tech Foods, Ltd.	24	222
Ahluwalia Contracts India, Ltd.	6,843	55,852

32

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
AIA Engineering, Ltd.	12,024	$507,706
Ajanta Pharma, Ltd.	20,020	423,971
Akzo Nobel India, Ltd.	1,374	39,875
Alembic Pharmaceuticals, Ltd.	10,985	94,079
Alembic, Ltd.	236	230
Alkem Laboratories, Ltd.	1,959	87,572
Alkyl Amines Chemicals	925	23,804
Allcargo Logistics, Ltd.	17,062	52,410
Allcargo Terminals, Ltd.	17,062	7,869
*Alok Industries, Ltd.	336,152	70,251
Amara Raja Energy & Mobility, Ltd.	150,988	1,112,025
*Amber Enterprises India, Ltd.	16,446	579,589
Ambika Cotton Mills, Ltd.	616	11,263
Ambuja Cements, Ltd.	27,258	138,960
Amrutanjan Health Care, Ltd.	32	229
Anant Raj, Ltd.	16,885	49,261
Andhra Sugars, Ltd. (The)	6,386	8,149
Angel One, Ltd.	31,536	977,968
Apar Industries, Ltd.	15,551	967,413
Apcotex Industries, Ltd.	1,542	8,965
APL Apollo Tubes, Ltd.	126,161	2,371,881
Apollo Hospitals Enterprise, Ltd.	74,013	4,284,658
Apollo Pipes, Ltd.	1,554	12,321
Apollo Tyres, Ltd.	348,226	1,594,770
Arvind Fashions, Ltd.	8,521	32,939
Arvind, Ltd.	109,787	258,187
Asahi India Glass, Ltd.	16,292	109,404
Ashiana Housing, Ltd.	116	298
Ashok Leyland, Ltd.	672,068	1,353,681
*Ashoka Buildcon, Ltd.	87,259	136,194
Asian Paints, Ltd.	62,797	2,259,474
*ΩAster DM Healthcare, Ltd.	22,308	88,325
Astra Microwave Products, Ltd.	72,168	403,492
Astral, Ltd.	28,208	627,033
AstraZeneca Pharma India, Ltd.	384	21,559
Atul, Ltd.	5,548	415,920
ΩAU Small Finance Bank, Ltd.	21,276	170,982
AurionPro Solutions, Ltd.	572	10,998
Aurobindo Pharma, Ltd.	75,198	767,255
Automotive Axles, Ltd.	362	9,941
Avanti Feeds, Ltd.	16,355	79,262
*ΩAvenue Supermarts, Ltd.	1,824	79,599
Axis Bank, Ltd.	980,310	11,560,555
Bajaj Auto, Ltd.	10,292	656,894
Bajaj Consumer Care, Ltd.	56,989	159,005
Bajaj Finserv, Ltd.	17,259	325,358
*Bajaj Hindusthan Sugar, Ltd.	507,876	162,564
Balaji Amines, Ltd.	4,418	108,549
Balkrishna Industries, Ltd.	21,883	671,218
Balmer Lawrie & Co., Ltd.	7,988	12,875
Balrampur Chini Mills, Ltd.	415,670	2,062,655
Banco Products India, Ltd.	5,408	29,086
ΩBandhan Bank, Ltd.	230,432	592,695
Bank of Baroda	240,535	566,823
Bank of India	17,562	20,218
Bank of Maharashtra	254,468	127,603
Bannari Amman Sugars, Ltd.	12	372
BASF India, Ltd.	4,328	131,204

33

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Bata India, Ltd.	41,410	$778,899
Bayer CropScience, Ltd.	2,616	154,611
BEML, Ltd.	18,937	459,615
Berger Paints India, Ltd.	50,215	336,903
*BF Utilities, Ltd.	32	240
Bhansali Engineering Polymers, Ltd.	48,321	50,550
Bharat Bijlee, Ltd.	8	360
Bharat Dynamics, Ltd.	292,130	3,418,000
Bharat Electronics, Ltd.	1,509,727	2,416,216
Bharat Forge, Ltd.	113,121	1,384,958
Bharat Heavy Electricals, Ltd.	508,382	737,916
Bharat Petroleum Corp., Ltd.	138,898	582,643
Bharat Rasayan, Ltd.	34	3,603
Bharti Airtel, Ltd.	899,865	9,882,884
Biocon, Ltd.	28,731	75,797
Birla Corp., Ltd.	11,270	172,342
Birlasoft, Ltd.	710,818	4,675,538
BLS International Services, Ltd.	51,642	162,353
Blue Dart Express, Ltd.	747	59,032
Blue Star, Ltd.	44,479	472,603
Bombay Burmah Trading Co.	13,184	214,382
*Bombay Dyeing & Manufacturing Co., Ltd.	7,671	14,723
*Borosil Renewables, Ltd.	8,846	43,312
*Borosil, Ltd.	44	204
Bosch, Ltd.	304	71,021
Brigade Enterprises, Ltd.	38,798	286,795
*Brightcom Group, Ltd.	1,749,622	351,989
Britannia Industries, Ltd.	35,740	1,900,138
BSE, Ltd.	59,253	1,325,847
*Camlin Fine Sciences, Ltd.	25,724	44,475
Canara Bank	95,511	440,910
*Capacit’e Infraprojects, Ltd.	67,995	170,317
Caplin Point Laboratories, Ltd.	6,536	80,504
Carborundum Universal, Ltd.	14,044	180,815
Care Ratings, Ltd.	3,144	34,378
Carysil, Ltd.	1,198	9,042
Castrol India, Ltd.	179,544	293,602
CCL Products India, Ltd.	29,725	210,695
Ceat, Ltd.	32,849	831,929
Central Depository Services India, Ltd.	52,567	919,368
Century Enka, Ltd.	1,342	7,262
Century Plyboards India, Ltd.	5,974	44,407
Century Textiles & Industries, Ltd.	42,953	558,614
Cera Sanitaryware, Ltd.	2,129	216,926
CESC, Ltd.	304,904	310,365
CG Power & Industrial Solutions, Ltd.	224,237	1,050,639
*Chalet Hotels, Ltd.	2,353	15,477
Chambal Fertilisers and Chemicals, Ltd.	166,924	578,509
Chennai Petroleum Corp., Ltd.	11,701	80,837
Cholamandalam Financial Holdings, Ltd.	39,325	537,598
CIE Automotive India, Ltd.	114,838	634,681
Cigniti Technologies, Ltd.	3,211	39,722
Cipla, Ltd.	133,280	1,920,951
City Union Bank, Ltd.	396,349	657,418
Coal India, Ltd.	168,090	634,435
ΩCochin Shipyard, Ltd.	34,032	388,864
*ΩCoffee Day Enterprises, Ltd.	17,679	10,118
Coforge, Ltd.	48,489	2,902,774

34

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Colgate-Palmolive India, Ltd.	54,685	$1,388,360
Computer Age Management Services, Ltd.	15,114	407,881
Confidence Petroleum India, Ltd.	22,383	20,795
Container Corp. Of India, Ltd.	59,198	489,319
Coromandel International, Ltd.	90,336	1,131,658
Cosmo First, Ltd.	3,036	23,232
CRISIL, Ltd.	4,004	197,031
Crompton Greaves Consumer Electricals, Ltd.	392,031	1,327,821
*CSB Bank, Ltd.	28,539	113,253
Cummins India, Ltd.	24,785	499,086
Cyient, Ltd.	63,001	1,201,963
*D B Realty, Ltd.	36,575	75,119
Dabur India, Ltd.	71,426	453,733
Dalmia Bharat Sugar & Industries, Ltd.	52	283
Dalmia Bharat, Ltd.	14,978	378,548
Datamatics Global Services, Ltd.	5,585	45,373
DB Corp., Ltd.	188	679
DCB Bank, Ltd.	58,211	80,158
DCM Shriram, Ltd.	8,955	99,651
DCW, Ltd.	29,098	18,680
Deepak Fertilisers & Petrochemicals Corp., Ltd.	54,891	423,556
Deepak Nitrite, Ltd.	118,178	2,820,006
Delta Corp., Ltd.	228,678	351,152
Dhampur Bio Organics, Ltd.	7,819	14,801
Dhampur Sugar Mills, Ltd.	2,578	8,210
Dhanuka Agritech, Ltd.	1,271	12,144
ΩDilip Buildcon, Ltd.	132	483
*Dish TV India, Ltd.	1,643,886	334,666
*Dishman Carbogen Amcis, Ltd.	168	286
Divi’s Laboratories, Ltd.	26,876	1,093,763
Dixon Technologies India, Ltd.	34,043	2,085,952
DLF, Ltd.	36,298	245,667
Dollar Industries, Ltd.	1,770	8,936
ΩDr Lal PathLabs, Ltd.	42,407	1,232,195
Dr Reddy’s Laboratories, Ltd.	33,832	2,181,092
#Dr Reddy’s Laboratories, Ltd., Sponsored ADR	41,588	2,708,626
Dwarikesh Sugar Industries, Ltd.	35,569	38,299
Dynamatic Technologies, Ltd.	8	386
eClerx Services, Ltd.	22,752	535,060
Eicher Motors, Ltd.	22,909	906,785
EID Parry India, Ltd.	53,587	297,063
EIH Associated Hotels	28	150
EIH, Ltd.	24,473	66,122
Electrosteel Castings, Ltd.	394,145	401,678
Elgi Equipments, Ltd.	49,609	301,108
Emami, Ltd.	25,816	158,104
ΩEndurance Technologies, Ltd.	5,480	105,070
Engineers India, Ltd.	193,397	287,336
EPL, Ltd.	56,495	122,512
ΩEquitas Small Finance Bank, Ltd.	124,649	138,859
*ΩEris Lifesciences, Ltd.	16,303	168,300
ESAB India, Ltd.	692	48,148
Escorts Kubota, Ltd.	94,693	3,562,699
Everest Industries, Ltd.	24	339
Exide Industries, Ltd.	316,013	969,384
*FDC, Ltd.	9,450	41,122
Federal Bank, Ltd.	2,116,149	3,574,836
FIEM Industries, Ltd.	565	11,958

35

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Fine Organic Industries, Ltd.	998	$52,978
Finolex Cables, Ltd.	35,162	378,633
Finolex Industries, Ltd.	92,031	212,285
Firstsource Solutions, Ltd.	427,214	800,718
Force Motors, Ltd.	1,097	45,221
Fortis Healthcare, Ltd.	339,985	1,318,758
Gabriel India, Ltd.	45,014	181,010
GAIL India, Ltd.	1,305,352	1,873,552
Galaxy Surfactants, Ltd.	4,482	146,948
Ganesh Housing Corp., Ltd.	36	164
Garden Reach Shipbuilders & Engineers, Ltd.	24,610	219,605
Garware Technical Fibres, Ltd.	1,831	69,532
Gateway Distriparks, Ltd.	153,489	161,308
*Gati, Ltd.	124	214
*GE T&D India, Ltd.	152	722
ΩGeneral Insurance Corp. of India	6,748	18,483
Genus Power Infrastructures, Ltd.	42,948	127,102
*GHCL Textiles, Ltd.	51,830	46,689
GHCL, Ltd.	51,830	361,869
Gillette India, Ltd.	405	29,791
GlaxoSmithKline Pharmaceuticals, Ltd.	4,420	75,562
Glenmark Pharmaceuticals, Ltd.	143,860	1,292,012
GMM Pfaudler, Ltd.	32,560	678,526
*GMR Airports Infrastructure, Ltd.	442,369	290,100
Godawari Power and Ispat, Ltd.	79,257	586,345
Godfrey Phillips India, Ltd.	5,242	142,542
ΩGodrej Agrovet, Ltd.	6,680	37,264
Godrej Consumer Products, Ltd.	48,235	574,617
*Godrej Industries, Ltd.	5,279	39,866
*Godrej Properties, Ltd.	17,148	341,822
Goodyear India, Ltd.	847	13,090
Granules India, Ltd.	241,886	946,815
Graphite India, Ltd.	57,973	324,893
Grasim Industries, Ltd.	31,203	707,081
Grauer & Weil India, Ltd.	236	333
Gravita India, Ltd.	14,382	171,901
Great Eastern Shipping Co., Ltd. (The)	92,064	878,248
Greaves Cotton, Ltd.	15,703	23,708
Greenlam Industries, Ltd.	1,178	6,785
Greenpanel Industries, Ltd.	28,784	122,401
Greenply Industries, Ltd.	5,029	9,761
Grindwell Norton, Ltd.	10,193	262,529
Gujarat Alkalies & Chemicals, Ltd.	10,656	91,958
Gujarat Ambuja Exports, Ltd.	46,809	182,775
Gujarat Fluorochemicals, Ltd.	5,245	174,727
Gujarat Gas, Ltd.	16,490	81,015
Gujarat Industries Power Co., Ltd.	15,819	29,450
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	368,846	3,063,204
Gujarat Pipavav Port, Ltd.	226,577	331,598
Gujarat State Petronet, Ltd.	153,724	493,896
Gulf Oil Lubricants India, Ltd.	60	450
Happiest Minds Technologies, Ltd.	29,236	287,694
*Hathway Cable & Datacom, Ltd.	23,798	5,173
Hatsun Agro Product, Ltd.	9,352	126,949
Havells India, Ltd.	23,661	354,139
HBL Power Systems, Ltd.	86,617	307,159
HCL Technologies, Ltd.	219,782	3,368,317
ΩHDFC Asset Management Co., Ltd.	22,979	754,570

36

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
HDFC Bank, Ltd.	517,697	$9,180,772
ΩHDFC Life Insurance Co., Ltd.	11,675	86,708
*HealthCare Global Enterprises, Ltd.	3,039	13,522
HEG, Ltd.	15,463	303,145
HeidelbergCement India, Ltd.	8,815	19,820
Heritage Foods, Ltd.	5,780	15,564
Hero MotoCorp, Ltd.	89,911	3,335,105
HFCL, Ltd.	855,279	669,770
HG Infra Engineering, Ltd.	6,367	68,359
Hikal, Ltd.	2,643	8,709
HIL, Ltd.	260	8,709
Himadri Speciality Chemical, Ltd.	178,141	510,831
Hindalco Industries, Ltd.	717,113	3,957,703
Hindustan Aeronautics, Ltd.	27,330	598,423
*Hindustan Construction Co., Ltd.	292,380	89,548
Hindustan Copper, Ltd.	411,679	708,063
*Hindustan Oil Exploration Co., Ltd.	15,609	30,793
*Hindustan Petroleum Corp., Ltd.	80,310	238,927
Hindustan Unilever, Ltd.	86,936	2,593,710
Hindware Home Innovation, Ltd.	84	506
Hitachi Energy India, Ltd.	955	47,522
HLE Glascoat, Ltd.	20	126
Honda India Power Products, Ltd.	485	16,747
Honeywell Automation India, Ltd.	150	64,853
Huhtamaki India, Ltd.	88	298
ICICI Bank, Ltd.	209,910	2,307,759
ICICI Bank, Ltd., Sponsored ADR	431,749	9,580,510
ΩICICI Lombard General Insurance Co., Ltd.	51,744	853,795
ΩICICI Prudential Life Insurance Co., Ltd.	4,343	27,398
ΩICICI Securities, Ltd.	9,617	73,821
ICRA, Ltd.	4	262
*IDFC First Bank, Ltd.	1,312,320	1,303,513
IDFC, Ltd.	1,108,035	1,523,804
*IFB Industries, Ltd.	24	252
*India Cements, Ltd. (The)	192,218	483,092
India Glycols, Ltd.	1,109	8,894
*Indiabulls Real Estate, Ltd.	459,676	404,141
Indian Bank	26,291	132,641
ΩIndian Energy Exchange, Ltd.	325,110	491,421
Indian Hotels Co., Ltd.	201,716	928,886
Indian Oil Corp., Ltd.	138,609	149,332
*Indian Overseas Bank	2,128	1,004
Indian Railway Catering & Tourism Corp., Ltd.	63,221	505,221
Indo Count Industries, Ltd.	17,762	60,715
Indoco Remedies, Ltd.	6,378	24,345
Indraprastha Gas, Ltd.	103,802	476,691
*Indus Towers, Ltd.	234,337	485,230
IndusInd Bank, Ltd.	129,310	2,238,498
Infibeam Avenues, Ltd.	518,451	118,935
Info Edge India, Ltd.	19,033	933,662
Infosys, Ltd.	921,315	15,142,282
Infosys, Ltd., Sponsored ADR	280,927	4,612,821
Ingersoll Rand India, Ltd.	1,440	48,565
*Inox Wind, Ltd.	64,156	167,019
Insecticides India, Ltd.	30	185
Intellect Design Arena, Ltd.	67,710	552,439
*ΩInterGlobe Aviation, Ltd.	11,326	333,806
IOL Chemicals and Pharmaceuticals, Ltd.	5,305	26,796

37

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Ipca Laboratories, Ltd.	84,564	$999,172
IRB Infrastructure Developers, Ltd.	245,336	98,713
ΩIRCON International, Ltd.	191,063	318,405
ISGEC Heavy Engineering, Ltd.	4,621	37,372
ITC, Ltd.	868,629	4,469,448
ITD Cementation India, Ltd.	71,776	172,115
*ITI, Ltd.	244	791
J Kumar Infraprojects, Ltd.	25,976	125,639
*Jagran Prakashan, Ltd.	292	350
Jai Corp., Ltd.	5,142	18,657
*Jaiprakash Power Ventures, Ltd.	965,285	111,300
Jammu & Kashmir Bank, Ltd. (The)	391,833	501,682
Jamna Auto Industries, Ltd.	229,369	296,978
JB Chemicals & Pharmaceuticals, Ltd.	34,120	573,012
JBM Auto, Ltd.	16,063	231,621
Jindal Saw, Ltd.	92,049	489,660
Jindal Stainless, Ltd.	125,551	667,348
Jindal Steel & Power, Ltd.	246,756	1,878,409
*Jio Financial Services, Ltd.	12,043	31,677
JK Cement, Ltd.	42,754	1,619,603
JK Lakshmi Cement, Ltd.	71,748	591,633
JK Paper, Ltd.	24,350	111,472
JK Tyre & Industries, Ltd.	121,180	442,897
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	16	208
JSW Energy, Ltd.	120,106	556,541
JSW Steel, Ltd.	258,087	2,282,551
JTEKT India, Ltd.	8,405	13,967
Jubilant Foodworks, Ltd.	225,006	1,353,813
Jubilant Ingrevia, Ltd.	50,361	253,926
Jubilant Pharmova, Ltd.	24,866	111,863
*Just Dial, Ltd.	2,597	22,895
Jyothy Labs, Ltd.	26,854	116,952
Kajaria Ceramics, Ltd.	53,077	804,104
Kalpataru Projects International, Ltd.	17,698	140,953
Kalyani Steels, Ltd.	2,650	14,619
Kansai Nerolac Paints, Ltd.	14,601	55,259
Karnataka Bank, Ltd. (The)	673,361	1,856,906
Karur Vysya Bank, Ltd. (The)	1,326,343	2,279,637
*Kaveri Seed Co., Ltd.	3,363	24,989
KCP, Ltd. (The)	7,174	11,292
KEC International, Ltd.	35,140	265,179
KEI Industries, Ltd.	61,679	1,779,724
Kennametal India, Ltd.	533	15,910
*Kesoram Industries, Ltd.	37,183	35,527
Kewal Kiran Clothing, Ltd.	2,703	24,699
Kirloskar Brothers, Ltd.	15,418	167,580
Kirloskar Ferrous Industries, Ltd.	17,722	100,723
Kirloskar Oil Engines, Ltd.	118,868	776,237
KNR Constructions, Ltd.	150,082	475,796
Kolte-Patil Developers, Ltd.	72	415
Kotak Mahindra Bank, Ltd.	199,778	4,173,662
Kovai Medical Center and Hospital	359	10,981
KPIT Technologies, Ltd.	247,951	3,625,958
KPR Mill, Ltd.	17,526	169,463
KRBL, Ltd.	227,974	986,551
Krsnaa Diagnostics, Ltd.	1,496	12,593
KSB, Ltd.	3,145	115,648
ΩL&T Technology Services, Ltd.	8,554	430,141

38

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
LA Opala RG, Ltd.	2,226	$11,325
Lakshmi Machine Works, Ltd.	220	34,890
Larsen & Toubro, Ltd.	137,841	4,849,258
ΩLaurus Labs, Ltd.	357,887	1,554,979
LG Balakrishnan & Bros, Ltd.	10,474	133,915
Linde India, Ltd.	480	34,561
LT Foods, Ltd.	193,652	383,658
ΩLTIMindtree, Ltd.	34,873	2,119,553
Lumax Auto Technologies, Ltd.	3,353	14,214
Lumax Industries, Ltd.	373	9,641
Lupin, Ltd.	56,077	759,839
LUX Industries, Ltd.	506	8,294
Mahanagar Gas, Ltd.	38,880	482,108
Maharashtra Seamless, Ltd.	55,359	477,068
Mahindra & Mahindra, Ltd.	514,959	9,021,505
*Mahindra Holidays & Resorts India, Ltd.	16,308	78,025
Mahindra Lifespace Developers, Ltd.	27,258	160,699
ΩMahindra Logistics, Ltd.	3,579	15,039
Maithan Alloys, Ltd.	32	398
Man Infraconstruction, Ltd.	84,239	151,614
*Mangalore Refinery & Petrochemicals, Ltd.	23,546	29,327
Marico, Ltd.	407,987	2,629,218
Marksans Pharma, Ltd.	182,308	231,118
Maruti Suzuki India, Ltd.	7,655	955,492
Mastek, Ltd.	15,753	417,869
*Max Financial Services, Ltd.	2,917	32,026
Max Healthcare Institute, Ltd.	111,950	771,466
*»Max Ventures & Industries, Ltd.	108	281
Mayur Uniquoters, Ltd.	60	377
Mazagon Dock Shipbuilders, Ltd.	8,940	211,187
ΩMetropolis Healthcare, Ltd.	88,256	1,489,806
Minda Corp., Ltd.	69,569	272,231
ΩMishra Dhatu Nigam, Ltd.	32,485	153,941
MM Forgings, Ltd.	832	8,693
MOIL, Ltd.	23,357	65,056
Monte Carlo Fashions, Ltd.	1,256	11,633
*Morepen Laboratories, Ltd.	59,824	23,963
Motherson Sumi Wiring India, Ltd.	253,913	182,829
Mphasis, Ltd.	19,158	488,598
MRF, Ltd.	365	474,769
Mrs Bectors Food Specialities, Ltd.	16,306	219,476
MSTC, Ltd.	5,403	28,693
Mukand, Ltd.	76	145
Multi Commodity Exchange of India, Ltd.	8,455	236,705
Narayana Hrudayalaya, Ltd.	37,692	450,898
Natco Pharma, Ltd.	38,668	371,708
National Aluminium Co., Ltd.	1,226,679	1,359,150
National Fertilizers, Ltd.	41,552	34,561
Nava, Ltd.	85,983	426,410
Navin Fluorine International, Ltd.	18,621	768,972
Navneet Education, Ltd.	13,372	24,356
NBCC India, Ltd.	481,608	379,461
NCC, Ltd.	436,476	757,265
NCL Industries, Ltd.	100	248
NELCO, Ltd.	20	171
NESCO, Ltd.	4,091	31,766
Nestle India, Ltd.	13,368	3,891,132
Neuland Laboratories, Ltd.	4,115	191,301

39

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Newgen Software Technologies, Ltd.	13,933	$188,389
NHPC, Ltd.	207,567	125,150
*NIIT Learning Systems, Ltd.	10,191	47,718
*NIIT, Ltd.	10,191	15,649
Nilkamal, Ltd.	364	10,409
ΩNippon Life India Asset Management, Ltd.	21,182	99,589
NLC India, Ltd.	14,899	23,979
*NMDC Steel, Ltd.	36,206	17,460
NMDC, Ltd.	228,887	423,912
NOCIL, Ltd.	40,787	108,509
NRB Bearings, Ltd.	4,894	15,280
NTPC, Ltd.	1,084,885	3,072,541
Nucleus Software Exports, Ltd.	1,860	34,043
Oberoi Realty, Ltd.	18,166	248,264
Oil & Natural Gas Corp., Ltd.	512,206	1,145,191
Oil India, Ltd.	71,539	256,783
*One 97 Communications, Ltd.	24,141	266,973
Oracle Financial Services Software, Ltd.	2,345	109,215
Orient Cement, Ltd.	90,490	215,034
Orient Electric, Ltd.	19,093	49,900
Orient Paper & Industries, Ltd.	440	244
Oriental Carbon & Chemicals, Ltd.	32	289
Oriental Hotels, Ltd.	156	181
*Orissa Minerals Development Co., Ltd. (The)	454	36,052
Page Industries, Ltd.	2,316	1,051,935
Panama Petrochem, Ltd.	2,863	11,109
*ΩParag Milk Foods, Ltd.	30,589	74,894
*Patel Engineering, Ltd.	406,070	236,057
*PC Jeweller, Ltd.	12,153	4,299
PCBL, Ltd.	233,205	558,793
Persistent Systems, Ltd.	32,803	2,427,049
Petronet LNG, Ltd.	214,814	514,984
Pfizer, Ltd.	2,002	94,605
Phoenix Mills, Ltd. (The)	46,373	1,011,104
PI Industries, Ltd.	12,966	529,681
Pidilite Industries, Ltd.	23,385	690,382
*Piramal Pharma, Ltd.	301,864	378,877
PNC Infratech, Ltd.	75,026	301,064
Poly Medicure, Ltd.	932	15,737
Polycab India, Ltd.	9,713	574,214
Polyplex Corp., Ltd.	2,090	25,637
Power Grid Corp. of India, Ltd.	1,111,820	2,699,469
Power Mech Projects, Ltd.	3,902	169,067
Praj Industries, Ltd.	314,638	2,023,864
*Prakash Industries, Ltd.	10,917	20,756
ΩPrataap Snacks, Ltd.	20	200
Prestige Estates Projects, Ltd.	61,424	564,894
*Pricol, Ltd.	19,519	83,120
*Prime Focus, Ltd.	168	186
*Prince Pipes & Fittings, Ltd.	17,687	133,887
*Prism Johnson, Ltd.	13,470	22,545
*Privi Speciality Chemicals, Ltd.	20	295
Procter & Gamble Health, Ltd.	2,207	135,258
Procter & Gamble Hygiene & Health Care, Ltd.	130	27,388
PSP Projects, Ltd.	32	290
Punjab National Bank	425,481	373,055
*PVR Inox, Ltd.	6,728	129,152
ΩQuess Corp., Ltd.	28,528	144,852

40

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Radico Khaitan, Ltd.	11,667	$170,523
Rain Industries, Ltd.	180,951	334,480
Rajesh Exports, Ltd.	4,117	22,185
Rallis India, Ltd.	15,054	39,254
Ramco Cements, Ltd. (The)	104,549	1,245,289
*Ramco Systems, Ltd.	3,371	10,418
Ramkrishna Forgings, Ltd.	79,076	607,990
Rashtriya Chemicals & Fertilizers, Ltd.	301,400	461,012
Ratnamani Metals & Tubes, Ltd.	8,447	280,700
Raymond, Ltd.	115,619	2,444,686
ΩRBL Bank, Ltd.	2,645,483	7,004,630
Redington, Ltd.	435,070	746,204
*Redtape, Ltd.	4,485	27,661
Relaxo Footwears, Ltd.	2,818	30,394
Reliance Industrial Infrastructure, Ltd.	2,088	25,215
Reliance Industries, Ltd.	12,043	330,934
ΩReliance Industries, Ltd., GDR	233,436	12,745,606
*Reliance Infrastructure, Ltd.	112,746	229,192
*Reliance Power, Ltd.	2,769,273	568,764
Responsive Industries, Ltd.	834	3,140
RHI Magnesita India, Ltd.	5,919	48,740
Rico Auto Industries, Ltd.	9,992	10,489
RITES, Ltd.	55,410	300,514
Rossari Biotech, Ltd.	498	4,421
Route Mobile, Ltd.	9,286	173,231
RSWM, Ltd.	96	206
Rupa & Co., Ltd.	3,149	9,452
Safari Industries India, Ltd.	3,117	154,770
Sagar Cements, Ltd.	136	397
Samvardhana Motherson International, Ltd.	1,015,872	1,121,917
Sandhar Technologies, Ltd.	4,753	20,771
Sangam India, Ltd.	892	3,304
Sanghvi Movers, Ltd.	1,532	13,452
Sanofi India, Ltd.	1,757	159,542
Sarda Energy & Minerals, Ltd.	37,540	91,574
Sasken Technologies, Ltd.	24	332
Savita Oil Technologies, Ltd.	2,923	12,769
SBI Cards & Payment Services, Ltd.	76,148	682,425
ΩSBI Life Insurance Co., Ltd.	16,187	265,935
Schaeffler India, Ltd.	1,200	40,607
*Schneider Electric Infrastructure, Ltd.	9,776	37,620
*Sequent Scientific, Ltd.	8,900	10,556
Seshasayee Paper & Boards, Ltd.	11,039	46,014
Shakti Pumps India, Ltd.	1,035	12,874
Shankara Building Products, Ltd.	24	209
Shanthi Gears, Ltd.	2,183	11,914
Sharda Cropchem, Ltd.	2,215	10,800
*Sheela Foam, Ltd.	1,188	15,407
*Shilpa Medicare, Ltd.	560	2,381
*<»Shipping Corp. of India Land & Assets, Ltd.	84,009	10,231
Shipping Corp. of India, Ltd.	84,009	140,505
*Shoppers Stop, Ltd.	10,733	82,516
Shree Cement, Ltd.	290	89,359
*Shree Renuka Sugars, Ltd.	213,675	124,984
Siemens, Ltd.	2,253	90,136
*SIS, Ltd.	10,626	52,614
Siyaram Silk Mills, Ltd.	52	331
*SJS Enterprises, Ltd.	2,516	20,448

41

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
SKF India, Ltd.	6,123	$361,123
Sobha, Ltd.	40,877	349,983
Solar Industries India, Ltd.	2,020	133,452
Somany Ceramics, Ltd.	663	5,295
Sonata Software, Ltd.	34,627	479,799
South Indian Bank, Ltd. (The)	862,213	251,129
SRF, Ltd.	161,915	4,269,245
*Star Cement, Ltd.	7,769	14,641
State Bank of India	499,466	3,392,712
State Bank of India, GDR	4,874	329,970
Steel Authority of India, Ltd.	337,450	339,846
Sterlite Technologies, Ltd.	59,236	99,250
Strides Pharma Science, Ltd.	30,385	174,025
*Stylam Industries, Ltd.	16	321
Styrenix Performance Materials, Ltd.	932	15,428
*Subex, Ltd.	74,640	26,760
Subros, Ltd.	76	339
Sudarshan Chemical Industries, Ltd.	6,269	35,743
Sumitomo Chemical India, Ltd.	7,728	34,645
Sun Pharmaceutical Industries, Ltd.	128,438	1,679,314
Sun TV Network, Ltd.	44,403	338,094
*<»Sundaram Clayton, Ltd.	1,524	18,694
Sundram Fasteners, Ltd.	32,754	493,560
*Sunflag Iron & Steel Co., Ltd.	180	370
Sunteck Realty, Ltd.	7,509	38,677
Suprajit Engineering, Ltd.	24,513	107,110
Supreme Industries, Ltd.	17,020	884,998
Supreme Petrochem, Ltd.	27,500	189,259
Surya Roshni, Ltd.	59,916	414,834
*Suven Pharmaceuticals, Ltd.	29,445	204,661
*Suzlon Energy, Ltd.	3,586,704	1,318,218
Swan Energy, Ltd.	4,172	19,322
Swaraj Engines, Ltd.	454	10,977
ΩSyngene International, Ltd.	214,136	1,749,687
Tamil Nadu Newsprint & Papers, Ltd.	3,657	12,191
Tanla Platforms, Ltd.	66,898	765,329
*TARC, Ltd.	20,669	25,346
Tata Chemicals, Ltd.	132,816	1,530,135
Tata Coffee, Ltd.	47,339	149,536
Tata Communications, Ltd.	33,173	662,693
Tata Consultancy Services, Ltd.	257,949	10,436,929
Tata Consumer Products, Ltd.	37,570	406,345
Tata Elxsi, Ltd.	13,398	1,227,047
Tata Motors, Ltd.	962,197	7,265,124
Tata Power Co., Ltd. (The)	398,021	1,144,220
*Tata Steel Long Products, Ltd.	24	225
Tata Steel, Ltd.	4,881,594	6,962,503
TCI Express, Ltd.	1,410	22,396
TD Power Systems, Ltd.	42,799	124,502
*TeamLease Services, Ltd.	355	10,004
Tech Mahindra, Ltd.	224,272	3,052,338
Techno Electric & Engineering Co., Ltd.	13,418	80,870
*ΩTejas Networks, Ltd.	63,536	654,028
Texmaco Rail & Engineering, Ltd.	168,918	247,619
Thirumalai Chemicals, Ltd.	50,033	119,736
Thomas Cook India, Ltd.	11,860	19,245
ΩThyrocare Technologies, Ltd.	286	1,887
Tide Water Oil Co. India, Ltd.	20	279

42

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Tilaknagar Industries, Ltd.	10,346	$26,027
Time Technoplast, Ltd.	117,740	226,193
Timken India, Ltd.	8,931	311,163
Tinplate Co. of India, Ltd. (The)	9,688	43,716
Titagarh Rail System, Ltd.	10,862	99,365
Titan Co., Ltd.	155,453	5,955,418
Torrent Pharmaceuticals, Ltd.	28,734	664,091
Torrent Power, Ltd.	19,123	166,956
*TransIndia Real Estate, Ltd.	17,062	8,023
Transport Corp. of India, Ltd.	6,975	68,595
Trent, Ltd.	57,084	1,477,309
Trident, Ltd.	781,412	327,549
Triveni Engineering & Industries, Ltd.	208	890
*Triveni Turbine, Ltd.	40,862	176,289
TTK Prestige, Ltd.	10,177	97,872
Tube Investments of India, Ltd.	116,393	4,403,876
*TV18 Broadcast, Ltd.	324,696	161,648
TVS Holdings, Ltd.	1,524	99,112
TVS Motor Co., Ltd.	80,115	1,530,733
TVS Srichakra, Ltd.	677	31,186
Uflex, Ltd.	3,943	20,168
Ugar Sugar Works, Ltd.	168	192
ΩUjjivan Small Finance Bank, Ltd.	945,464	591,634
UltraTech Cement, Ltd.	35,567	3,597,870
*Unichem Laboratories, Ltd.	1,739	9,094
Union Bank of India, Ltd.	195,987	239,161
United Breweries, Ltd.	2,158	41,863
*United Spirits, Ltd.	69,269	858,762
UNO Minda, Ltd.	22,796	159,542
UPL, Ltd.	653,945	4,245,287
Usha Martin, Ltd.	154,569	552,491
UTI Asset Management Co., Ltd.	15,603	140,984
*VA Tech Wabag, Ltd.	6,896	39,947
Vaibhav Global, Ltd.	5,978	30,056
ΩValiant Organics, Ltd.	2,063	10,906
Vardhman Textiles, Ltd.	67,732	300,308
*ΩVarroc Engineering, Ltd.	35,330	195,133
Varun Beverages, Ltd.	120,916	1,319,843
Vedanta, Ltd.	212,877	553,806
Venky’s India, Ltd.	883	20,775
Vesuvius India, Ltd.	1,019	43,603
V-Guard Industries, Ltd.	26,386	94,948
Vimta Labs, Ltd.	40	218
Vinati Organics, Ltd.	1,662	34,530
Vindhya Telelinks, Ltd.	558	16,376
VIP Industries, Ltd.	62,065	454,238
*VL E-Governance & IT Solutions, Ltd.	1,761	633
*V-Mart Retail, Ltd.	1,068	21,047
*Vodafone Idea, Ltd.	843,729	120,086
Voltamp Transformers, Ltd.	1,500	86,583
Voltas, Ltd.	79,613	800,827
VRL Logistics, Ltd.	6,737	53,822
VST Industries, Ltd.	433	16,696
VST Tillers Tractors, Ltd.	217	9,216
Welspun Corp., Ltd.	138,261	706,095
Welspun Enterprises, Ltd.	13,726	43,226
Welspun India, Ltd.	252,437	456,006
West Coast Paper Mills, Ltd.	20,572	181,966

43

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Westlife Foodworld, Ltd.	5,992	$57,114
Whirlpool of India, Ltd.	1,735	34,221
Wipro, Ltd.	348,852	1,599,732
*Wockhardt, Ltd.	27,983	76,227
Wonderla Holidays, Ltd.	2,220	22,750
*Yes Bank, Ltd.	3,140,530	601,636
*Zee Entertainment Enterprises, Ltd.	1,003,776	3,124,942
Zensar Technologies, Ltd.	161,691	951,692
*Zomato, Ltd.	872,223	1,101,033
Zydus Lifesciences, Ltd.	29,624	204,073
Zydus Wellness, Ltd.	5,172	95,121

TOTAL INDIA		427,163,046

INDONESIA — (1.9%)
ABM Investama TBK PT	2,000	481
Ace Hardware Indonesia TBK PT	7,784,000	392,018
Adaro Energy Indonesia TBK PT	13,870,100	2,235,282
*Adhi Karya Persero TBK PT	2,404,900	60,861
*Adi Sarana Armada TBK PT	900,500	45,918
AKR Corporindo TBK PT	10,292,200	965,400
*Alam Sutera Realty TBK PT	5,607,600	58,600
*Allo Bank Indonesia TBK PT	232,900	17,521
Aneka Tambang TBK	4,033,100	432,889
Arwana Citramulia TBK PT	1,763,700	73,279
Astra Agro Lestari TBK PT	267,800	118,854
Astra International TBK PT	10,570,800	3,843,020
Astra Otoparts TBK PT	700,500	121,711
*Bank Amar Indonesia TBK PT	2,188,900	43,544
Bank BTPN Syariah TBK PT	3,418,700	338,965
*Bank Bukopin TBK PT	14,782,900	72,588
Bank Central Asia TBK PT	11,296,000	6,222,222
*Bank Jago TBK PT	1,123,400	111,385
Bank Mandiri Persero TBK PT	11,415,400	4,078,212
*Bank Mayapada International TBK PT	4,500	130
Bank Maybank Indonesia TBK PT	14,900	233
*Bank Nationalnobu TBK PT	1,293,000	59,420
Bank Negara Indonesia Persero TBK PT	3,076,800	927,786
*Bank Neo Commerce TBK PT	4,193,000	59,127
Bank OCBC Nisp TBK PT	1,733,300	121,118
*Bank Pan Indonesia TBK PT	1,765,700	126,161
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	1,875,200	133,985
Bank Pembangunan Daerah Jawa Timur TBK PT	2,216,000	84,399
Bank Rakyat Indonesia Persero TBK PT	8,756,400	2,734,136
*Bank Raya Indonesia TBK PT	511,400	7,211
Bank Syariah Indonesia TBK PT	3,629,314	342,711
Bank Tabungan Negara Persero TBK PT	4,422,854	341,076
Barito Pacific TBK PT	804,984	57,010
*Bekasi Fajar Industrial Estate TBK PT	814,700	6,821
*Bintang Oto Global TBK PT	440,900	34,139
BISI International TBK PT	105,800	10,390
Blue Bird TBK PT	455,600	56,789
*Buana Lintas Lautan TBK PT	33,125,400	158,485
Bukit Asam TBK PT	5,867,300	916,015
*Bumi Resources Minerals TBK PT	55,031,500	672,087
*Bumi Resources TBK PT	20,832,800	148,197
*Bumi Serpong Damai TBK PT	4,302,500	272,207
*Capital Financial Indonesia TBK PT	147,300	5,146
*Cemindo Gemilang PT	1,081,200	63,980
*Charoen Pokphand Indonesia TBK PT	595,700	217,505

44

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
ΩCikarang Listrindo TBK PT	650,500	$29,075
Ciputra Development TBK PT	5,620,600	392,752
Delta Dunia Makmur TBK PT	2,793,600	60,849
Dharma Satya Nusantara TBK PT	2,819,600	101,176
Elang Mahkota Teknologi TBK PT	1,320,200	41,555
Elnusa TBK PT	2,030,300	55,215
Erajaya Swasembada TBK PT	9,193,200	231,494
*Gajah Tunggal TBK PT	1,126,800	62,423
Garudafood Putra Putri Jaya TBK PT	3,340,500	88,323
Gudang Garam TBK PT	97,300	142,566
Harum Energy TBK PT	1,669,000	169,684
Hexindo Adiperkasa TBK PT	151,400	52,897
Impack Pratama Industri TBK PT	2,844,000	64,811
Indah Kiat Pulp & Paper TBK PT	1,277,000	771,747
Indika Energy TBK PT	1,860,200	212,544
Indo Tambangraya Megah TBK PT	312,200	521,316
Indocement Tunggal Prakarsa TBK PT	245,300	143,227
Indofood CBP Sukses Makmur TBK PT	218,900	142,626
Indofood Sukses Makmur TBK PT	2,446,300	1,024,104
Indomobil Sukses Internasional TBK PT	1,186,400	102,321
Indosat TBK PT	280,000	166,572
Industri Jamu Dan Farmasi Sido Muncul TBK PT	3,751,700	120,451
*Intiland Development TBK PT	4,693,200	58,499
Japfa Comfeed Indonesia TBK PT	4,478,300	345,352
Jasa Marga Persero TBK PT	799,700	214,462
Kalbe Farma TBK PT	4,444,200	472,817
*Kawasan Industri Jababeka TBK PT	10,031,400	83,358
*Lippo Karawaci TBK PT	10,384,600	57,529
*M Cash Integrasi PT	24,500	10,257
Map Aktif Adiperkasa PT	3,447,700	161,696
Matahari Department Store TBK PT	583,500	73,098
Mayora Indah TBK PT	1,361,700	244,309
*MD Pictures TBK PT	479,400	72,732
Medco Energi Internasional TBK PT	16,294,300	1,307,852
Media Nusantara Citra TBK PT	4,023,800	125,134
Medikaloka Hermina TBK PT	1,415,300	135,872
*Mega Manunggal Property TBK PT	681,400	14,756
*Merdeka Copper Gold TBK PT	1,483,500	208,260
*»Metro Healthcare Indonesia TBK PT	13,279,200	401,260
Metrodata Electronics TBK PT	3,207,500	101,970
Metropolitan Kentjana TBK PT	4,800	8,423
Mitra Adiperkasa TBK PT	4,219,600	460,875
Mitra Keluarga Karyasehat TBK PT	854,500	147,392
*MNC Digital Entertainment TBK PT	12,200	2,312
Mulia Industrindo TBK PT	1,168,200	30,005
Nippon Indosari Corpindo TBK PT	120,900	9,856
Pabrik Kertas Tjiwi Kimia TBK PT	1,272,500	612,819
*Pacific Strategic Financial TBK PT	1,239,900	85,080
Pakuwon Jati TBK PT	7,997,500	201,385
*Panin Financial TBK PT	9,143,300	156,561
*Paninvest TBK PT	921,500	57,721
Perusahaan Gas Negara TBK PT	6,023,500	475,889
*PP Persero TBK PT	1,731,500	61,586
Prodia Widyahusada TBK PT	309,800	125,305
Puradelta Lestari TBK PT	5,601,900	60,304
Ramayana Lestari Sentosa TBK PT	797,600	25,005
Rukun Raharja TBK PT	333,700	19,747
Salim Ivomas Pratama TBK PT	677,600	16,039

45

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
Sampoerna Agro TBK PT	1,700	$216
Samudera Indonesia TBK PT	2,781,000	52,871
*Sarana Meditama Metropolitan TBK PT	1,249,400	27,057
Sarana Menara Nusantara TBK PT	4,235,300	237,294
Sariguna Primatirta TBK PT	1,037,300	41,792
Sawit Sumbermas Sarana TBK PT	2,003,700	144,428
Selamat Sempurna TBK PT	1,482,300	202,492
Semen Indonesia Persero TBK PT	1,514,982	581,768
Siloam International Hospitals TBK PT	1,052,000	158,942
Sumber Alfaria Trijaya TBK PT	3,874,000	704,807
Summarecon Agung TBK PT	7,386,600	248,778
Surya Citra Media TBK PT	9,557,800	90,855
Surya Esa Perkasa TBK PT	6,123,700	231,301
*»Surya Permata Andalan TBK PT	686,900	21,102
*Surya Semesta Internusa TBK PT	2,547,300	65,747
Telkom Indonesia Persero TBK PT	4,502,900	989,306
Telkom Indonesia Persero TBK PT, Sponsored ADR	10,404	228,888
Temas TBK PT	5,481,500	53,486
Tempo Scan Pacific TBK PT	273,400	28,743
Tower Bersama Infrastructure TBK PT	1,311,000	170,839
Transcoal Pacific TBK PT	516,300	283,583
Trias Sentosa TBK PT	1,800	58
Triputra Agro Persada PT	4,388,400	151,943
Tunas Baru Lampung TBK PT	2,123,500	113,628
Ultrajaya Milk Industry & Trading Co. TBK PT	827,300	87,495
Unilever Indonesia TBK PT	1,609,700	366,831
United Tractors TBK PT	882,200	1,395,359
Vale Indonesia TBK PT	479,100	149,295
*»Waskita Karya Persero TBK PT	1,217,100	11,646
*Wijaya Karya Persero TBK PT	2,444,300	59,088
*Wintermar Offshore Marine TBK PT	1,030,500	27,895
XL Axiata TBK PT	4,155,803	593,873

TOTAL INDONESIA		45,653,665

KOREA, REPUBLIC OF — (11.9%)
*3S Korea Co., Ltd.	5,241	8,130
ABco Electronics Co., Ltd.	3,347	34,497
*ABLBio, Inc.	15,401	181,430
Able C&C Co., Ltd.	1,769	10,806
Advanced Nano Products Co., Ltd.	1,781	157,324
Advanced Process Systems Corp.	10,007	120,628
Aekyung Chemical Co., Ltd.	2,690	21,591
Aekyung Industrial Co., Ltd.	5,295	88,410
AfreecaTV Co., Ltd.	4,060	201,114
Ahnlab, Inc.	1,185	56,243
AJ Networks Co., Ltd.	8,639	24,787
*Ajin Industrial Co., Ltd.	43,205	127,483
AK Holdings, Inc.	2,217	28,629
*Alteogen, Inc.	93	4,297
*ALUKO Co., Ltd.	33,434	66,965
*Amicogen, Inc.	1,791	16,762
*Amo Greentech Co., Ltd.	6,033	50,165
Amorepacific Corp.	2,710	253,633
AMOREPACIFIC Group	2,807	59,443
*Amotech Co., Ltd.	4,180	21,851
*Anam Electronics Co., Ltd.	34,546	44,047
*Ananti, Inc.	43,728	215,313
*Anterogen Co., Ltd.	3,982	37,681
*APS, Inc.	2,977	13,071

46

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
APTC Co., Ltd.	1,258	$12,053
Asia Cement Co., Ltd.	11,732	89,909
ASIA Holdings Co., Ltd.	642	81,287
Asia Pacific Satellite, Inc.	4	35
Asia Paper Manufacturing Co., Ltd.	3,487	101,340
Avaco Co., Ltd.	6,335	66,045
*Avatec Co., Ltd.	884	8,398
Baiksan Co., Ltd.	12,126	74,881
BGF retail Co., Ltd.	2,020	206,704
BGFecomaterials Co., Ltd.	13,996	39,795
BH Co., Ltd.	29,318	405,943
*BHI Co., Ltd.	14,805	75,530
*Binex Co., Ltd.	15,136	82,710
Binggrae Co., Ltd.	3,823	154,839
*Biodyne Co., Ltd.	697	24,308
#*Bioneer Corp.	8,608	202,046
*Biotoxtech Co., Ltd.	8	34
BIT Computer Co., Ltd.	7,415	26,683
*BNC Korea Co., Ltd.	24,068	55,601
BNK Financial Group, Inc.	72,751	365,223
Boditech Med, Inc.	6,164	74,988
BoKwang Industry Co., Ltd.	4,874	18,261
Boryung	17,488	116,539
*Bosung Power Technology Co., Ltd.	5,106	10,265
Brand X Co., Ltd.	6,072	18,928
*Bubang Co., Ltd.	20,374	38,619
*Bukwang Pharmaceutical Co., Ltd.	11,599	48,782
BusinessOn Communication Co., Ltd.	2,261	24,643
Byucksan Corp.	34,003	80,693
C&G Hi Tech Co., Ltd.	2,084	18,440
*Cafe24 Corp.	2,614	24,000
*CammSys Corp.	55,377	53,714
Caregen Co., Ltd.	1,507	29,905
Celltrion Healthcare Co., Ltd.	3,937	193,855
#Celltrion Pharm, Inc.	2,046	95,896
Celltrion, Inc.	28,377	3,141,210
*Cellumed Co., Ltd.	3,750	6,831
*Chabiotech Co., Ltd.	4,095	48,665
Cheil Worldwide, Inc.	21,290	313,072
Chemtronics Co., Ltd.	6,910	94,859
*Chemtros Co., Ltd.	2,060	7,932
Cheryong Electric Co., Ltd.	6,444	100,199
*ChinHung International, Inc.	71,968	61,015
Chips&Media, Inc.	4,521	113,816
*Choil Aluminum Co., Ltd.	91,099	135,581
Chong Kun Dang Pharmaceutical Corp.	3,731	262,169
Chongkundang Holdings Corp.	1,874	71,322
Choong Ang Vaccine Laboratory	1,205	9,243
*»Chorokbaem Media Co., Ltd.	5,037	15,105
*CJ CGV Co., Ltd.	18,040	68,391
CJ CheilJedang Corp.	6,337	1,325,536
CJ Corp.	6,129	381,659
*CJ ENM Co., Ltd.	8,589	331,337
CJ Freshway Corp.	2,845	44,132
CJ Logistics Corp.	2,981	167,530
CKD Bio Corp.	2,465	36,139
Classys, Inc.	3,813	92,886
CLIO Cosmetics Co., Ltd.	1,533	31,442

47

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*CMG Pharmaceutical Co., Ltd.	31,086	$47,300
*Coreana Cosmetics Co., Ltd.	4,657	10,965
*Corentec Co., Ltd.	1,418	11,056
*COSMAX NBT, Inc.	5,183	24,177
#*Cosmax, Inc.	5,850	587,361
*Cosmecca Korea Co., Ltd.	4,951	132,156
*Cosmo AM&T Co., Ltd.	6,100	629,625
#*Cosmochemical Co., Ltd.	12,991	300,595
Coway Co., Ltd.	32,248	1,031,516
#COWELL FASHION Co., Ltd.	11,127	60,473
Cowintech Co., Ltd.	1,269	27,437
Creas F&C Co., Ltd.	1,594	10,445
*Creative & Innovative System	3,468	23,034
*CrystalGenomics Invites Co., Ltd.	9,799	19,771
*CS Bearing Co., Ltd.	8	53
CS Wind Corp.	3,273	110,752
*CTC BIO, Inc.	3,678	25,763
Cuckoo Homesys Co., Ltd.	5,898	88,871
D.I Corp.	3,619	17,150
*DA Technology Co., Ltd.	5,828	12,816
Dae Hwa Pharmaceutical Co., Ltd.	2,984	21,609
Dae Won Kang Up Co., Ltd.	51,184	192,146
*Daea TI Co., Ltd.	19,181	43,175
*Daebo Magnetic Co., Ltd.	750	14,272
Daechang Co., Ltd.	32,610	29,168
Daechang Forging Co., Ltd.	17,635	77,824
Daedong Corp.	91,433	832,717
Daeduck Electronics Co., Ltd.	74,662	1,103,995
Daehan New Pharm Co., Ltd.	10,788	66,139
Daehan Steel Co., Ltd.	9,689	93,192
*Daeho AL Co., Ltd.	16,741	12,755
*Dae-Il Corp.	19,598	74,152
#Daejoo Electronic Materials Co., Ltd.	4,781	244,263
#Daesang Corp.	15,009	220,931
Daesang Holdings Co., Ltd.	9,852	48,000
Daesung Energy Co., Ltd.	2,728	21,068
*Daesung Industrial Co., Ltd.	11,136	31,168
*Daesung Private Equity, Inc.	14,808	21,008
Daewon Media Co., Ltd.	5,184	42,223
Daewon Pharmaceutical Co., Ltd.	10,392	119,267
*Daewoo Engineering & Construction Co., Ltd.	148,282	431,490
Daewoong Co., Ltd.	9,483	104,622
Daewoong Pharmaceutical Co., Ltd.	2,095	154,967
Daihan Pharmaceutical Co., Ltd.	4,173	82,654
Daishin Securities Co., Ltd.	14,321	148,454
*Danal Co., Ltd.	34,293	88,110
Daol Investment & Securities Co., Ltd.	39,129	110,820
*Dawonsys Co., Ltd.	3,332	34,762
DB Financial Investment Co., Ltd.	19,391	54,775
DB HiTek Co., Ltd.	17,517	627,761
DB Insurance Co., Ltd.	65,922	4,290,507
Dentium Co., Ltd.	4,038	326,197
*Devsisters Co., Ltd.	704	25,229
DGB Financial Group, Inc.	107,786	627,298
DI Dong Il Corp.	6,473	126,771
Digital Daesung Co., Ltd.	11,229	46,976
*DIO Corp.	1,657	28,587
*DK Tech Co., Ltd.	3,574	21,038

48

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
#DL Holdings Co., Ltd.	6,041	$190,102
DMS Co., Ltd.	15,579	63,098
DN Automotive Corp.	1,827	107,005
DNF Co., Ltd.	4,146	55,503
Dohwa Engineering Co., Ltd.	6,866	38,993
Dong-A Hwasung Co., Ltd.	5,357	28,361
Dong-A Socio Holdings Co., Ltd.	1,317	97,126
Dong-A ST Co., Ltd.	2,620	107,667
*Dongbang Transport Logistics Co., Ltd.	36,377	48,860
Dongjin Semichem Co., Ltd.	12,476	276,670
Dongkoo Bio & Pharma Co., Ltd.	5,078	17,973
DongKook Pharmaceutical Co., Ltd.	11,466	136,772
*Dongkuk CM Co., Ltd.	20,200	103,053
Dongkuk Holdings Co., Ltd.	10,760	68,597
Dongkuk Industries Co., Ltd.	50,585	164,615
*Dongkuk Steel Mill Co., Ltd.	22,427	174,527
*Dongkuk Structures & Construction Co., Ltd.	16,509	33,371
Dongsung Chemical Co., Ltd.	21,873	66,483
Dongsung Finetec Co., Ltd.	6,407	53,844
*Dongsung Pharmaceutical Co., Ltd.	2,259	10,538
*Dongwha Enterprise Co., Ltd.	210	9,563
Dongwha Pharm Co., Ltd.	14,153	101,546
Dongwon F&B Co., Ltd.	4,407	94,957
Dongwon Industries Co., Ltd.	935	20,665
Dongwoon Anatech Co., Ltd.	12,634	146,869
Dongyang E&P, Inc.	4,640	63,388
*Dongyang Steel Pipe Co., Ltd.	46,674	25,401
Doosan Bobcat, Inc.	37,569	1,077,930
Doosan Co., Ltd.	11,420	629,113
*Doosan Enerbility Co., Ltd.	63,551	631,487
*Doosan Fuel Cell Co., Ltd.	6,847	83,297
Doosan Tesna, Inc.	5,678	188,139
#Douzone Bizon Co., Ltd.	5,970	120,678
*Dream Security Co., Ltd.	18,331	41,669
Dreamtech Co., Ltd.	14,919	114,995
*DRTECH Corp.	7,455	20,838
*DSK Co., Ltd.	5,010	18,511
Duckshin Housing Co., Ltd.	28,356	39,199
*Duk San Neolux Co., Ltd.	1,961	56,047
*Duksan Hi-Metal Co., Ltd.	10,294	45,580
*Duksan Techopia Co., Ltd.	946	12,993
Duksung Co., Ltd.	6,054	22,906
DY Corp.	20,849	84,288
DY POWER Corp.	5,035	43,619
*»E Investment&Development Co., Ltd.	227	175
E1 Corp.	1,710	74,323
Easy Holdings Co., Ltd.	35,055	66,707
eBEST Investment & Securities Co., Ltd.	5,582	15,582
Echo Marketing, Inc.	7,984	59,117
*Eco&Dream Co., Ltd.	1,176	16,536
Ecoplastic Corp.	39,161	148,461
#Ecopro BM Co., Ltd.	9,684	1,406,835
#Ecopro Co., Ltd.	4,899	2,248,995
Ecopro HN Co., Ltd.	4,975	212,180
*EG Corp.	1,929	14,926
Elentec Co., Ltd.	19,162	120,601
E-MART, Inc.	600	32,298
*EMKOREA Co., Ltd.	5,157	8,458

49

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*EMRO, Inc.	2,821	$115,301
EM-Tech Co., Ltd.	2,171	79,812
*Enchem Co., Ltd.	1,449	55,469
ENF Technology Co., Ltd.	10,825	150,206
#Eo Technics Co., Ltd.	4,481	462,185
Estechpharma Co., Ltd.	1,882	8,459
*ESTsoft Corp.	4	39
*Eubiologics Co., Ltd.	4,305	30,537
Eugene Investment & Securities Co., Ltd.	57,972	172,772
Eugene Technology Co., Ltd.	5,136	144,700
*EV Advanced Material Co., Ltd.	13,261	30,979
*Exem Co., Ltd.	9,690	14,421
*Eyegene, Inc.	1,405	3,246
F&F Co., Ltd.	6,475	447,792
F&F Holdings Co., Ltd.	4,330	50,368
Fila Holdings Corp.	9,642	255,230
Fine Semitech Corp.	1,554	19,941
*Firstec Co., Ltd.	8,275	20,434
#Foosung Co., Ltd.	26,175	193,035
*FutureChem Co., Ltd.	1,710	10,636
Galaxia Moneytree Co., Ltd.	3,590	11,404
*GAMSUNG Corp. Co., Ltd.	39,395	110,844
Gaon Cable Co., Ltd.	1,604	18,860
GC Cell Corp.	2,775	59,279
*GemVax & Kael Co., Ltd.	2,660	27,948
*GeneOne Life Science, Inc.	27,304	57,214
*Genexine, Inc.	12,806	74,624
*Genie Music Corp.	5,977	12,834
*Genome & Co.	1,491	12,585
Genoray Co., Ltd.	1,913	9,391
Global Standard Technology Co., Ltd.	5,890	88,096
*Global Tax Free Co., Ltd.	5,153	21,176
GOLFZON Co., Ltd.	2,274	146,487
Gradiant Corp.	6,353	50,756
*Grand Korea Leisure Co., Ltd.	10,008	115,675
Green Cross Corp.	3,216	228,600
#Green Cross Holdings Corp.	14,730	147,676
GS Engineering & Construction Corp.	46,963	457,616
*GS Global Corp.	36,482	60,238
GS Holdings Corp.	20,914	610,130
GS Retail Co., Ltd.	19,459	350,119
HAESUNG DS Co., Ltd.	3,199	104,695
Haesung Industrial Co., Ltd.	14,309	75,330
Han Kuk Carbon Co., Ltd.	11,102	93,630
Hana Financial Group, Inc.	94,570	2,744,914
Hana Materials, Inc.	3,412	119,624
#Hana Micron, Inc.	32,118	579,078
Hana Pharm Co., Ltd.	3,979	39,626
*Hana Technology Co., Ltd.	521	25,268
*Hanall Biopharma Co., Ltd.	3,068	66,446
*Hancom, Inc.	5,884	50,930
Handok, Inc.	5,268	45,208
Handsome Co., Ltd.	2,282	31,546
Hanil Cement Co., Ltd.	8,434	76,125
Hanil Feed Co., Ltd.	11,389	38,117
Hanil Holdings Co., Ltd.	2,636	21,567
Hanil Hyundai Cement Co., Ltd.	3,215	34,994
Hanjin Kal Corp.	8	253

50

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Hanjin Transportation Co., Ltd.	4,271	$59,801
Hankook Shell Oil Co., Ltd.	327	55,446
Hankook Tire & Technology Co., Ltd.	52,212	1,476,805
*Hankuk Paper MFG	9,374	8,100
Hanmi Pharm Co., Ltd.	3,096	646,457
Hanmi Science Co., Ltd.	845	19,802
Hanmi Semiconductor Co., Ltd.	18,018	700,415
HanmiGlobal Co., Ltd.	7,719	124,311
Hanon Systems	77,223	393,391
#Hansae Co., Ltd.	10,199	172,557
Hanshin Machinery Co.	4,120	12,324
#Hansol Chemical Co., Ltd.	3,498	389,026
Hansol Holdings Co., Ltd.	17,592	34,584
*Hansol IONES Co., Ltd.	2,095	12,953
Hansol Paper Co., Ltd.	12,360	91,335
Hansol Technics Co., Ltd.	31,358	139,312
*Hansung Cleantech Co., Ltd.	21,667	37,060
Hanwha Aerospace Co., Ltd.	12,535	937,422
Hanwha Corp.	11,769	193,456
*Hanwha Galleria Corp.	97,055	72,438
*Hanwha General Insurance Co., Ltd.	50,442	154,813
*Hanwha Investment & Securities Co., Ltd.	65,046	110,533
*Hanwha Life Insurance Co., Ltd.	80,779	165,679
#*Hanwha Solutions Corp.	73,230	1,553,470
*Hanyang Digitech Co., Ltd.	2,368	21,566
Hanyang Eng Co., Ltd.	14,244	148,183
Harim Co., Ltd.	37,427	76,625
#Harim Holdings Co., Ltd.	45,935	224,820
HB SOLUTION Co., Ltd.	18,670	65,388
HB Technology Co., Ltd.	48,501	85,830
HD Hyundai Co., Ltd.	28,788	1,223,525
HD Hyundai Construction Equipment Co., Ltd.	47,281	1,557,887
HD Hyundai Electric Co., Ltd.	8,184	454,482
HD Hyundai Energy Solutions Co., Ltd.	1,087	17,546
HD Hyundai Infracore Co., Ltd.	214,812	1,064,079
*HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,108	341,529
HDC Holdings Co., Ltd.	14,065	64,464
Heerim Architects & Planners	2,650	15,894
*Helixmith Co., Ltd.	3,221	9,707
#*HFR, Inc.	6,500	88,701
Hite Jinro Co., Ltd.	20,198	317,802
*HJ Magnolia Yongpyong Hotel & Resort Corp.	14,324	30,758
*HJ Shipbuilding & Construction Co., Ltd.	7,656	18,990
HL Holdings Corp.	3,384	79,805
HL Mando Co., Ltd.	26,718	647,895
*HLB Biostep Co., Ltd.	7,123	13,212
*HLB Global Co., Ltd.	6,508	16,818
*HLB Life Science Co., Ltd.	5,320	35,098
*HLB PANAGENE Co., Ltd.	52	138
*HLB Therapeutics Co., Ltd.	12,462	34,095
*HLB, Inc.	10,141	217,380
HMM Co., Ltd.	5,505	59,389
Home Center Holdings Co., Ltd.	62,439	49,931
*Homecast Co., Ltd.	6,040	21,176
Hotel Shilla Co., Ltd.	13,558	625,422
HS Industries Co., Ltd.	24,868	64,538
*HSD Engine Co., Ltd.	5,439	30,849
#*Hugel, Inc.	3,936	413,840

51

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Humax Co., Ltd.	13,496	$27,631
Humedix Co., Ltd.	5,330	134,577
Huons Co., Ltd.	3,183	95,215
Husteel Co., Ltd.	65,325	221,289
Huvis Corp.	11,876	37,196
Huvitz Co., Ltd.	6,704	71,977
Hwa Shin Co., Ltd.	68,163	508,238
*Hwail Pharm Co., Ltd.	22,224	32,714
Hwangkum Steel & Technology Co., Ltd.	5,071	25,870
Hwaseung Enterprise Co., Ltd.	9,445	58,815
*HYBE Co., Ltd.	351	57,047
Hyosung Advanced Materials Corp.	2,162	571,496
#Hyosung Corp.	5,272	230,312
*Hyosung Heavy Industries Corp.	10,272	1,298,308
Hyosung TNC Corp.	2,644	698,906
*Hyulim ROBOT Co., Ltd.	8,425	7,542
Hyundai Autoever Corp.	1,883	181,252
Hyundai Bioland Co., Ltd.	5,385	37,241
Hyundai BNG Steel Co., Ltd.	6,745	70,569
Hyundai Department Store Co., Ltd.	17,316	684,665
#Hyundai Elevator Co., Ltd.	7,724	247,067
HYUNDAI EVERDIGM Corp.	12,361	54,732
Hyundai Ezwel Co., Ltd.	6,105	27,936
Hyundai Glovis Co., Ltd.	7,731	979,434
*Hyundai Livart Furniture Co., Ltd.	6,853	40,391
Hyundai Marine & Fire Insurance Co., Ltd.	49,741	1,160,151
*Hyundai Mipo Dockyard Co., Ltd.	2,377	121,970
Hyundai Motor Co.	48,179	6,053,812
Hyundai Motor Securities Co., Ltd.	13,163	79,628
Hyundai Pharmaceutical Co., Ltd.	11,173	32,885
*Hyundai Rotem Co., Ltd.	8,961	154,265
Hyundai Steel Co.	112,839	2,736,276
Hyundai Wia Corp.	23,844	988,682
HyVision System, Inc.	8,901	121,861
i3system, Inc.	1,503	29,770
*iA, Inc.	60,944	17,599
ICD Co., Ltd.	4,644	23,898
*Il Dong Pharmaceutical Co., Ltd.	1,034	12,326
Iljin Electric Co., Ltd.	19,260	178,261
Iljin Holdings Co., Ltd.	16,094	43,436
Iljin Power Co., Ltd.	4,746	36,020
Ilyang Pharmaceutical Co., Ltd.	6,098	61,587
iMarketKorea, Inc.	12,804	74,138
InBody Co., Ltd.	5,381	85,862
Incross Co., Ltd.	3,153	22,903
Industrial Bank of Korea	67,544	558,636
*Infinitt Healthcare Co., Ltd.	5,234	18,757
Innocean Worldwide, Inc.	6,902	222,818
InnoWireless Co., Ltd.	3,803	61,386
Innox Advanced Materials Co., Ltd.	10,558	208,338
*Innox Corp.	724	10,684
*Inscobee, Inc.	20,767	18,006
#*Insun ENT Co., Ltd.	19,952	105,629
*Insung Information Co., Ltd.	9,195	15,523
Intekplus Co., Ltd.	1,475	29,379
Intellian Technologies, Inc.	6,661	347,711
Intelligent Digital Integrated Security Co., Ltd.	1,982	30,525
*Interflex Co., Ltd.	6,452	45,767

52

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Interojo Co., Ltd.	3,030	$68,876
*iNtRON Biotechnology, Inc.	2,097	9,673
Inzi Controls Co., Ltd.	8,155	44,744
IS Dongseo Co., Ltd.	12,739	237,226
ISC Co., Ltd.	6,787	347,755
i-SENS, Inc.	2,140	36,444
ISU Chemical Co., Ltd.	8,002	70,152
*ISU Specialty Chemical	1,963	165,697
IsuPetasys Co., Ltd.	33,530	537,503
*ITEK, Inc.	5,750	30,441
ITM Semiconductor Co., Ltd.	872	12,894
*Jahwa Electronics Co., Ltd.	2,633	40,941
JASTECH, Ltd.	9,386	52,193
JB Financial Group Co., Ltd.	39,923	298,562
JC Chemical Co., Ltd.	20,212	99,822
Jeil Pharmaceutical Co., Ltd.	898	9,940
*Jeisys Medical, Inc.	21,946	170,947
*Jeju Air Co., Ltd.	16,182	126,528
*Jeju Semiconductor Corp.	48,473	142,488
*Jin Air Co., Ltd.	10,857	90,036
Jinsung T.E.C.	11,644	82,768
JLS Co., Ltd.	36	191
JNK Heaters Co., Ltd.	7,227	26,916
*JNTC Co., Ltd.	1,911	15,041
*JoyCity Corp.	14,163	24,749
#Jusung Engineering Co., Ltd.	24,983	454,135
JVM Co., Ltd.	4,712	90,887
JW Holdings Corp.	19,248	46,889
JW Life Science Corp.	4,125	38,301
JW Pharmaceutical Corp.	5,327	103,341
*JW Shinyak Corp.	9,806	16,228
JYP Entertainment Corp.	13,540	1,028,621
K Car Co., Ltd.	3,107	21,579
Kakao Corp.	8,827	247,055
KakaoBank Corp.	4,775	64,206
*»Kanglim Co., Ltd.	2,508	700
Kangnam Jevisco Co., Ltd.	2,206	32,260
Kangwon Land, Inc.	5,291	57,472
KAON Group Co., Ltd.	15,172	65,719
KB Financial Group, Inc.	224,967	8,578,579
KC Tech Co., Ltd.	5,065	71,106
KCC Glass Corp.	5,444	163,253
KCTC	17,656	50,985
KEC Corp.	203,177	188,201
*Kencoa Aerospace Co.	2,536	20,599
KEPCO Engineering & Construction Co., Inc.	4	155
#KEPCO Plant Service & Engineering Co., Ltd.	13,080	315,729
KG Chemical Corp.	117,885	526,339
KG Eco Technology Service Co., Ltd.	57,185	469,996
#*KG Mobility Co.	31,371	170,264
KGMobilians Co., Ltd.	6,288	22,092
#KH Vatec Co., Ltd.	15,092	161,028
Kia Corp.	22,912	1,304,604
*Kib Plug Energy	119,258	72,144
KidariStudio, Inc.	8,731	25,859
KINX, Inc.	1,480	93,147
KISWIRE, Ltd.	5,125	71,607
#KIWOOM Securities Co., Ltd.	4,861	289,742

53

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*KNJ Co., Ltd.	3,762	$44,541
*KNW Co., Ltd.	7,742	44,541
Koentec Co., Ltd.	11,158	59,485
Koh Young Technology, Inc.	25,038	203,930
Kolmar BNH Co., Ltd.	4,237	51,576
Kolmar Korea Co., Ltd.	3,981	157,996
Kolon Corp.	5,429	63,795
Kolon Global Corp.	12	113
Kolon Industries, Inc.	27,185	874,598
*Kolon Life Science, Inc.	760	15,025
*Kolon Mobility Group Corp.	39	77
Kolon Plastic, Inc.	11,243	63,851
KoMiCo, Ltd.	2,927	95,901
Korea Aerospace Industries, Ltd.	10,586	346,452
*Korea Circuit Co., Ltd.	26,230	263,164
*Korea Electric Power Corp.	18,121	227,024
#*Korea Electric Power Corp., Sponsored ADR	31,570	192,261
Korea Electric Terminal Co., Ltd.	3,119	145,725
Korea Electronic Power Industrial Development Co., Ltd.	5,696	29,354
*Korea Gas Corp.	6,169	104,374
#*Korea Information & Communications Co., Ltd.	7,010	43,756
Korea Information Certificate Authority, Inc.	5,625	17,701
Korea Investment Holdings Co., Ltd.	23,184	863,467
*Korea Line Corp.	94,655	117,044
Korea Movenex Co., Ltd.	31,860	209,954
Korea Parts & Fasteners Co., Ltd.	9,163	31,922
Korea Petrochemical Ind Co., Ltd.	3,140	369,904
Korea Petroleum Industries Co.	6,861	84,585
Korea Ratings Corp.	740	41,807
Korea United Pharm, Inc.	6,279	108,327
Korea Zinc Co., Ltd.	942	327,125
Korean Air Lines Co., Ltd.	91,889	1,394,783
Korean Reinsurance Co.	74,454	488,991
Kortek Corp.	2,486	12,554
*Kossen Co., Ltd.	6,168	20,095
*KPS Corp.	8	36
*Krafton, Inc.	2,661	322,737
KSIGN Co., Ltd.	18,383	16,524
KSS LINE, Ltd.	13,096	76,314
*Kt alpha Co., Ltd.	10,209	40,744
KT Skylife Co., Ltd.	14,664	63,952
KT&G Corp.	17,623	1,113,059
KTCS Corp.	31,354	82,300
Kukdong Oil & Chemicals Co., Ltd.	16,949	65,760
*»Kuk-il Paper Manufacturing Co., Ltd.	2,092	929
*Kum Yang Co., Ltd.	399	25,939
*Kumho HT, Inc.	78,524	37,734
Kumho Petrochemical Co., Ltd.	10,773	1,010,654
#*Kumho Tire Co., Inc.	70,529	219,595
Kumkang Kind Co., Ltd.	23,747	93,543
Kwang Dong Pharmaceutical Co., Ltd.	22,172	121,322
Kwang Myung Electric Co., Ltd.	15,108	23,212
Kyeryong Construction Industrial Co., Ltd.	6,791	63,307
Kyobo Securities Co., Ltd.	10,798	38,817
Kyongbo Pharmaceutical Co., Ltd.	1,982	9,290
Kyung Dong Navien Co., Ltd.	3,766	133,569
Kyungbang Co., Ltd.	1,635	9,637
Kyungdong Pharm Co., Ltd.	9,668	45,099

54

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Kyung-In Synthetic Corp.	15,090	$40,168
L&C Bio Co., Ltd.	2,474	51,841
L&F Co., Ltd.	692	66,815
*LabGenomics Co., Ltd.	101,584	246,711
*Lake Materials Co., Ltd.	6,879	57,455
LaonPeople, Inc.	8	32
*LB Semicon, Inc.	29,023	126,575
Lee Ku Industrial Co., Ltd.	5,261	14,199
LEENO Industrial, Inc.	4,023	409,583
LG Chem, Ltd.	7,347	2,393,603
LG Corp.	17,648	1,008,793
*LG Display Co., Ltd.	98,754	891,349
LG Electronics, Inc.	68,778	5,077,314
LG H&H Co., Ltd.	1,818	424,700
LG HelloVision Co., Ltd.	27,161	66,668
LG Innotek Co., Ltd.	8,953	1,478,301
LG Uplus Corp.	155,724	1,165,725
LIG Nex1 Co., Ltd.	9,330	601,713
»Lock & Lock Co., Ltd.	2,372	10,450
LOT Vacuum Co., Ltd.	5,320	79,964
Lotte Chemical Corp.	6,008	651,269
Lotte Chilsung Beverage Co., Ltd.	3,180	342,594
Lotte Corp.	4,139	79,682
Lotte Data Communication Co.	3,763	77,737
#Lotte Energy Materials Corp.	218	6,215
LOTTE Fine Chemical Co., Ltd.	10,504	435,544
LOTTE Himart Co., Ltd.	1,339	9,439
*Lotte Non-Life Insurance Co., Ltd.	48,937	86,783
Lotte Rental Co., Ltd.	7,859	149,551
Lotte Shopping Co., Ltd.	454	24,237
Lotte Wellfood Co., Ltd.	1,455	122,817
LS Cable & System Asia, Ltd.	3,301	27,253
LS Corp.	8,415	487,871
LS Electric Co., Ltd.	7,763	367,874
*LVMC Holdings	127,336	197,055
LX Hausys, Ltd.	4,186	118,245
#LX INTERNATIONAL Corp.	46,636	858,098
#LX Semicon Co., Ltd.	18,564	984,179
M.I.Tech Co., Ltd.	6,044	29,581
*M2N Co., Ltd.	10,208	22,222
Macquarie Korea Infrastructure Fund	110,324	981,892
Macrogen, Inc.	4,033	48,137
Maeil Dairies Co., Ltd.	3,544	118,741
MAKUS, Inc.	1,422	9,150
MCNEX Co., Ltd.	6,689	137,192
*Medipost Co., Ltd.	4,991	25,758
Medytox, Inc.	1,472	223,980
Meerecompany, Inc.	1,909	34,772
#MegaStudyEdu Co., Ltd.	3,283	150,470
Meritz Financial Group, Inc.	45,865	1,704,804
META BIOMED Co., Ltd.	6,327	17,146
*Mgame Corp.	10,078	44,698
MiCo, Ltd.	101,564	594,095
*Mirae Asset Life Insurance Co., Ltd.	44,689	167,102
Mirae Asset Securities Co., Ltd.	44,878	219,314
Miwon Commercial Co., Ltd.	386	47,130
Miwon Specialty Chemical Co., Ltd.	387	40,260
#MNTech Co., Ltd.	3,746	42,132

55

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Mobase Electronics Co., Ltd.	62,333	$85,200
*Modetour Network, Inc.	2,765	32,634
Moorim P&P Co., Ltd.	13,698	31,036
Motrex Co., Ltd.	13,273	139,949
*mPlus Corp.	1,705	13,723
MS Autotech Co., Ltd.	24,720	93,715
Multicampus Co., Ltd.	1,689	38,769
#*Myoung Shin Industrial Co., Ltd.	15,194	176,291
*N2tech Co., Ltd.	25,882	11,441
Namhae Chemical Corp.	17,525	92,001
*Namuga Co., Ltd.	8,107	64,109
Namyang Dairy Products Co., Ltd.	206	70,317
Nasmedia Co., Ltd.	3,422	50,422
*Nature & Environment Co., Ltd.	23,867	17,760
Nature Holdings Co., Ltd. (The)	7,361	118,001
NAVER Corp.	4,247	589,306
NCSoft Corp.	951	163,717
*Neowiz	3,623	73,906
*Nepes Ark Corp.	4,910	63,259
#*NEPES Corp.	20,059	235,263
*Neptune Co.	9,091	45,369
*ΩNetmarble Corp.	1,730	49,445
New Power Plasma Co., Ltd.	10,466	37,972
Nexen Corp.	4,608	13,358
Nexen Tire Corp.	18,797	103,689
NEXTIN, Inc.	2,737	108,219
NH Investment & Securities Co., Ltd.	36,787	263,669
NHN KCP Corp.	14,388	85,547
NI Steel Co., Ltd.	14,472	60,972
NICE Holdings Co., Ltd.	12,707	112,811
NICE Information & Telecommunication, Inc.	5,046	76,220
NICE Information Service Co., Ltd.	17,589	114,608
NICE Total Cash Management Co., Ltd.	8,383	35,070
Nong Shim Holdings Co., Ltd.	1,534	74,397
NongShim Co., Ltd.	595	195,830
NOROO Paint & Coatings Co., Ltd.	5,050	34,027
NOVAREX Co., Ltd.	8,334	77,506
Oceanbridge Co., Ltd.	2,578	20,864
*OCI Co., Ltd.	1,483	114,419
#OCI Holdings Co., Ltd.	2,264	163,109
Openbase, Inc.	2,786	5,106
OptoElectronics Solutions Co., Ltd.	4,130	35,045
Orion Corp.	12,357	1,096,123
#Ottogi Corp.	1,010	280,067
»Paik Kwang Industrial Co., Ltd.	13,401	77,297
*Pan Entertainment Co., Ltd.	3,219	8,390
Pan Ocean Co., Ltd.	166,908	531,416
Pan-Pacific Co., Ltd.	11,514	14,331
#*Paradise Co., Ltd.	50,315	546,161
Park Systems Corp.	2,323	240,806
Partron Co., Ltd.	41,597	267,036
Paseco Co., Ltd.	2,308	17,910
*Pearl Abyss Corp.	478	17,431
#People & Technology, Inc.	43,671	1,589,300
PharmaResearch Co., Ltd.	4,329	373,104
*PharmGen Science, Inc.	19,215	77,113
*Pharmicell Co., Ltd.	6,350	29,057
Philoptics Co., Ltd.	8,272	54,512

56

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
#PI Advanced Materials Co., Ltd.	3,677	$66,704
Poongsan Corp.	22,595	601,451
#Posco DX Co., Ltd.	18,659	677,668
POSCO Future M Co., Ltd.	549	96,138
POSCO Holdings, Inc.	20,735	6,317,761
#POSCO Holdings, Inc., Sponsored ADR	2,820	215,758
Posco International Corp.	11,019	408,761
Posco M-Tech Co., Ltd.	1,727	27,109
POSCO Steeleon Co., Ltd.	2,346	81,990
*Power Logics Co., Ltd.	9,163	44,372
Protec Co., Ltd.	1,325	41,696
#PSK, Inc.	12,990	165,050
QSI Co., Ltd.	2,543	16,720
*Ray Co., Ltd.	1,949	27,996
Reyon Pharmaceutical Co., Ltd.	4,097	42,804
RFHIC Corp.	3,240	33,202
*RFTech Co., Ltd.	13,657	37,364
*Robostar Co., Ltd.	1,066	18,707
*Robotis Co., Ltd.	4	62
S&S Tech Corp.	8,656	241,949
S-1 Corp.	3,133	126,661
Sajo Industries Co., Ltd.	1,520	43,950
Sajodaerim Corp.	2,654	54,827
*Sajodongaone Co., Ltd.	67,221	44,447
*Sam Chun Dang Pharm Co., Ltd.	1,858	84,470
Sambo Motors Co., Ltd.	8,907	34,229
*Sambu Engineering & Construction Co., Ltd.	53,524	102,447
Samchully Co., Ltd.	783	53,628
SAMHWA Paints Industrial Co., Ltd.	6,784	30,239
Samick THK Co., Ltd.	3,520	25,907
Samil Pharmaceutical Co., Ltd.	3,424	15,820
Samji Electronics Co., Ltd.	3,312	18,123
Samjin Pharmaceutical Co., Ltd.	4,556	71,011
*Samkee EV Co., Ltd.	12,452	24,710
Sammok S-Form Co., Ltd.	935	10,523
SAMPYO Cement Co., Ltd.	2,393	5,457
*ΩSamsung Biologics Co., Ltd.	790	414,727
Samsung Electro-Mechanics Co., Ltd.	40,063	3,687,261
Samsung Electronics Co., Ltd.	1,373,544	68,039,016
Samsung Electronics Co., Ltd., Registered Shares, GDR	1,743	2,171,778
*Samsung Engineering Co., Ltd.	105,949	1,863,159
Samsung Fire & Marine Insurance Co., Ltd.	16,553	3,168,302
*Samsung Heavy Industries Co., Ltd.	86,171	435,146
Samsung Life Insurance Co., Ltd.	9,879	528,860
*Samsung Pharmaceutical Co., Ltd.	11,131	21,140
Samsung SDI Co., Ltd.	9,009	2,838,347
Samsung SDS Co., Ltd.	5,584	571,403
Samsung Securities Co., Ltd.	26,407	690,213
SAMT Co., Ltd.	43,287	81,250
Samwha Capacitor Co., Ltd.	3,921	94,356
Samyang Corp.	1,629	50,056
Samyang Foods Co., Ltd.	2,667	362,169
Samyang Packaging Corp.	2,594	28,964
*Samyoung Co., Ltd.	9,819	36,206
Sang-A Frontec Co., Ltd.	3,207	42,125
*Sangbo Corp.	64	79
Sangsangin Co., Ltd.	11,120	34,828
Sangsin Energy Display Precision Co., Ltd.	3,743	38,994

57

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Saramin Co., Ltd.	3,101	$43,787
Satrec Initiative Co., Ltd.	809	15,425
*S-Connect Co., Ltd.	42,606	55,176
#SD Biosensor, Inc.	44,033	314,300
SeAH Besteel Holdings Corp.	15,367	247,479
SeAH Steel Corp.	756	68,908
SeAH Steel Holdings Corp.	1,573	232,942
#Seegene, Inc.	28,953	409,036
Segyung Hitech Co., Ltd.	1,206	9,064
Sejin Heavy Industries Co., Ltd.	10,185	33,182
Sejong Industrial Co., Ltd.	17,811	68,973
*Sekonix Co., Ltd.	12,167	54,144
*Selvas AI, Inc.	2,522	31,185
Sempio Foods Co.	119	2,278
Seobu T&D	15,036	81,941
Seohan Co., Ltd.	56,445	37,865
#Seojin System Co., Ltd.	19,995	247,097
Seoul Auction Co., Ltd.	1,570	10,369
Seoul City Gas Co., Ltd.	662	29,263
*Seoul Food Industrial Co., Ltd.	65,250	8,841
Seoul Semiconductor Co., Ltd.	22,803	169,855
Seoyon Co., Ltd.	24,723	121,185
Seoyon E-Hwa Co., Ltd.	20,211	213,251
*»Sewon E&C Co., Ltd.	50,795	9,553
SFA Engineering Corp.	9,372	193,262
#*SFA Semicon Co., Ltd.	23,239	81,131
S-Fuelcell Co., Ltd.	820	8,470
SGC Energy Co., Ltd.	6,548	130,664
Shin Heung Energy & Electronics Co., Ltd.	3,779	101,991
Shindaeyang Paper Co., Ltd.	6,932	28,076
Shinhan Financial Group Co., Ltd.	142,226	3,659,512
#Shinhan Financial Group Co., Ltd., Sponsored ADR	32,021	816,215
Shinil Electronics Co., Ltd.	22,524	30,704
Shinsegae Information & Communication Co., Ltd.	5,567	46,455
Shinsegae International, Inc.	9,331	107,505
Shinsegae, Inc.	2,649	331,088
Shinsung Delta Tech Co., Ltd.	12,366	352,059
*Shinsung E&G Co., Ltd.	29,148	39,496
Shinsung Tongsang Co., Ltd.	27,790	42,594
Shinwon Corp.	25,545	25,724
*SHOWBOX Corp.	9,879	19,969
#SIMMTECH Co., Ltd.	16,979	413,616
SIMMTECH HOLDINGS Co., Ltd.	9,763	17,313
*SK Biopharmaceuticals Co., Ltd.	1,145	63,924
*SK Bioscience Co., Ltd.	503	22,570
SK D&D Co., Ltd.	10,752	218,535
SK Discovery Co., Ltd.	6,358	173,950
SK Gas, Ltd.	2,014	220,704
SK Hynix, Inc.	197,347	16,994,155
*ΩSK IE Technology Co., Ltd.	25	1,098
*SK Innovation Co., Ltd.	17,386	1,573,114
SK Networks Co., Ltd.	177,965	733,971
*SK oceanplant Co., Ltd.	11,870	140,976
SK Securities Co., Ltd.	275,964	117,697
SK Telecom Co., Ltd.	11,373	413,893
#SK Telecom Co., Ltd., ADR	18,345	371,670
SK, Inc.	13,287	1,397,026
#SKC Co., Ltd.	2,062	120,158

58

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
#SL Corp.	15,473	$340,267
SM Entertainment Co., Ltd.	2,453	183,083
*SM Life Design Group Co., Ltd.	6,836	9,399
SMCore, Inc.	2,179	8,164
*SMEC Co., Ltd.	34,188	89,865
SNT Motiv Co., Ltd.	5,281	157,779
S-Oil Corp.	11,094	545,438
Solid, Inc.	57,527	249,608
*SOLUM Co., Ltd.	34,980	748,526
Solus Advanced Materials Co., Ltd.	2,321	37,636
Songwon Industrial Co., Ltd.	11,627	147,215
Soosan Heavy Industries Co., Ltd.	27,033	39,172
Soulbrain Co., Ltd.	925	158,898
SPC Samlip Co., Ltd.	852	40,816
SPG Co., Ltd.	4,271	85,385
SSANGYONG C&E Co., Ltd.	19,468	80,291
ST Pharm Co., Ltd.	2,427	122,199
*Straffic Co., Ltd.	4,481	11,745
*Studio Dragon Corp.	6,843	247,514
*STX Heavy Industries Co., Ltd.	3,188	23,605
Suheung Co., Ltd.	4,736	99,415
*SU-Holdings Co., Ltd.	34,757	20,305
*Sukgyung AT Co., Ltd.	587	20,124
Sung Kwang Bend Co., Ltd.	13,476	134,506
*Sungchang Enterprise Holdings, Ltd.	30,822	40,189
Sungshin Cement Co., Ltd.	45,073	276,335
Sungwoo Hitech Co., Ltd.	118,463	691,191
Sunjin Co., Ltd.	9,120	48,215
SV Investment Corp.	44	56
*SY Co., Ltd.	60,204	260,332
*Synergy Innovation Co., Ltd.	10,009	20,343
*Synopex, Inc.	55,199	151,429
Systems Technology, Inc.	5,198	105,457
T&L Co., Ltd.	2,886	94,024
Tae Kyung Industrial Co., Ltd.	13,612	67,024
Taeyang Metal Industrial Co., Ltd.	46,706	104,786
Taeyoung Engineering & Construction Co., Ltd.	6,887	18,307
*Taihan Electric Wire Co., Ltd.	13,113	107,871
TCC Steel	4,804	184,968
TechWing, Inc.	19,409	124,311
*Telcon RF Pharmaceutical, Inc.	7,876	4,018
Telechips, Inc.	4,508	67,759
TES Co., Ltd.	6,500	94,428
TK Corp.	7,846	88,304
TKG Huchems Co., Ltd.	12,116	196,020
TLB Co., Ltd.	4,246	72,153
#Tokai Carbon Korea Co., Ltd.	2,458	150,878
*Tongyang Life Insurance Co., Ltd.	25,564	83,002
*Top Engineering Co., Ltd.	8,285	33,188
Toptec Co., Ltd.	10,872	57,960
Tovis Co., Ltd.	4,413	55,581
TS Corp.	39,919	89,560
*Tuksu Construction Co., Ltd.	3,624	18,783
TY Holdings Co., Ltd.	10,354	40,173
TYM Corp.	45,516	166,824
UBCare Co., Ltd.	5,241	16,066
Ubiquoss, Inc.	4,769	52,296
Uni-Chem Co., Ltd.	9,500	11,944

59

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Unid Co., Ltd.	1,477	$83,335
Union Materials Corp.	8,796	16,022
Union Semiconductor Equipment & Materials Co., Ltd.	11,418	58,335
Uniquest Corp.	4,195	15,717
*Unison Co., Ltd.	12,967	10,417
*UniTest, Inc.	3,881	31,409
Unitrontech Co., Ltd.	9,179	26,506
V One Tech Co., Ltd.	8	47
Value Added Technology Co., Ltd.	4,487	96,348
VICTEK Co., Ltd.	4,740	16,197
*»Vidente Co., Ltd.	249,319	459,668
Vieworks Co., Ltd.	3,347	72,861
*Vina Tech Co., Ltd.	1,115	33,313
Vitzro Tech Co., Ltd.	8,240	45,576
Vitzrocell Co., Ltd.	14,477	181,693
*VT Co., Ltd.	11,967	153,292
Webcash Corp.	3,434	27,029
Welcron Co., Ltd.	4,582	9,449
*Wellbiotec Co., Ltd.	19,319	21,657
*Wemade Max Co., Ltd.	5,450	41,887
Winix, Inc.	5,479	37,039
WiSoL Co., Ltd.	10,993	49,082
*Won Tech Co., Ltd.	21,457	145,848
WONIK IPS Co., Ltd.	17,697	393,107
Wonik Materials Co., Ltd.	10,518	203,265
Wonik QnC Corp.	6,448	112,436
Woojin, Inc.	15,057	89,748
*Woongjin Co., Ltd.	20,915	17,716
Woongjin Thinkbig Co., Ltd.	39,023	70,357
*Wooree Bio Co., Ltd.	25,900	46,793
Woori Financial Group, Inc.	301,093	2,652,998
*Woori Technology, Inc.	18,533	17,496
Woorison F&G Co., Ltd.	19,835	22,764
Woory Industrial Co., Ltd.	1,360	14,158
Wooshin Systems Co., Ltd.	2,037	10,890
*Woosu AMS Co., Ltd.	20,948	34,279
Worldex Industry & Trading Co., Ltd.	5,748	94,484
*Wysiwyg Studios Co., Ltd.	7,962	13,854
Y G-1 Co., Ltd.	8,373	32,734
Y-Entec Co., Ltd.	10,924	56,943
*Yest Co., Ltd.	16	157
YG Entertainment, Inc.	8,479	344,672
*YG PLUS	11,802	36,615
*YIK Corp.	15,509	36,690
YMC Co., Ltd.	8,810	33,334
YMT Co., Ltd.	1,381	10,890
Youlchon Chemical Co., Ltd.	1,017	21,122
Youngone Corp.	4,707	189,249
Youngone Holdings Co., Ltd.	3,898	225,703
Yuanta Securities Korea Co., Ltd.	49,890	87,364
Yuhan Corp.	1,665	70,764
*Yujin Robot Co., Ltd.	4,534	34,243
Zeus Co., Ltd.	5,687	119,799
Zinus, Inc.	6,178	87,143

TOTAL KOREA, REPUBLIC OF		282,372,946

KUWAIT — (0.7%)
A’ayan Leasing & Investment Co. KSCP	574,048	285,587
*Agility Public Warehousing Co. KSC	755,163	1,283,204

60

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
KUWAIT — (Continued)
Al Ahli Bank of Kuwait KSCP	335,091	$231,657
*ALAFCO Aviation Lease & Finance Co. KSCP	125,817	67,471
Al-Eid Food KSC	96,644	52,763
*Arabi Group Holding KSC	34,637	60,087
Boubyan Bank KSCP	94,711	179,295
Boursa Kuwait Securities Co. KPSC	41,853	234,312
Combined Group Contracting Co. SAK	64,299	87,449
Commercial Real Estate Co. KSC	558,158	177,247
Gulf Bank KSCP	1,097,870	840,559
Gulf Cables & Electrical Industries Group Co. KSCP	39,612	151,000
Heavy Engineering & Ship Building Co. KSCP	62,567	152,602
Humansoft Holding Co. KSC	64,554	633,966
Integrated Holding Co. KCSC	119,666	170,869
Jazeera Airways Co. KSCP	38,463	181,412
Kuwait Finance House KSCP	1,056,081	2,333,579
Kuwait International Bank KSCP	625,155	296,875
Kuwait Real Estate Co. KSC	483,134	248,161
Kuwait Telecommunications Co.	86,435	147,991
Mabanee Co. KPSC	69,267	184,608
Mezzan Holding Co. KSCC	91,239	147,374
Mobile Telecommunications Co. KSCP	1,519,595	2,361,251
National Bank of Kuwait SAKP	2,054,753	5,821,413
Salhia Real Estate Co. KSCP	133,071	172,384
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC, Class A	96,565	54,280
Warba Bank KSCP	756,167	420,161

TOTAL KUWAIT		16,977,557

MALAYSIA — (1.7%)
#Aeon Co. M BHD	387,800	87,905
AFFIN Bank BHD	207,558	87,998
*AGMO HOLDINGS BHD	65,036	7,781
#Alliance Bank Malaysia BHD	457,600	329,430
Allianz Malaysia BHD	17,200	57,833
AME Elite Consortium BHD	1,300	396
AMMB Holdings BHD	362,100	290,318
#Ancom Nylex BHD	448,200	112,885
#Astro Malaysia Holdings BHD	455,500	39,675
Axiata Group BHD	232,200	106,243
#Bank Islam Malaysia BHD	333,717	150,591
Batu Kawan BHD	100	430
#*Berjaya Corp. BHD	316,900	19,289
#Berjaya Food BHD	288,900	41,232
#*Berjaya Land BHD	313,200	18,406
#Bermaz Auto BHD	809,300	424,651
#Boustead Plantations BHD	605,300	185,484
#British American Tobacco Malaysia BHD	27,600	54,453
*Bumi Armada BHD	4,102,500	473,580
#Bursa Malaysia BHD	238,000	339,179
#Cahya Mata Sarawak BHD	421,800	98,268
#Carlsberg Brewery Malaysia BHD	19,800	82,699
CELCOMDIGI BHD	247,100	219,379
CIMB Group Holdings BHD	2,140,240	2,564,964
*Coastal Contracts BHD	21,700	8,790
#D&O Green Technologies BHD	419,300	288,656
#*Dagang NeXchange BHD	1,558,200	142,264
Datasonic Group BHD	514,800	46,461
Dayang Enterprise Holdings BHD	805,000	314,262
#Dialog Group BHD	231,100	104,285
DRB-Hicom BHD	389,500	113,633

61

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#Dufu Technology Corp. BHD	130,700	$47,183
#Duopharma Biotech BHD	191,394	47,803
Dutch Lady Milk Industries BHD	5,700	27,037
Eco World Development Group BHD	357,300	75,742
#*Ecofirst Consolidated BHD	2,200	161
#*Ekovest BHD	1,930,100	192,423
FGV Holdings BHD	69,500	19,109
#Formosa Prosonic Industries BHD	72,200	43,340
#Fraser & Neave Holdings BHD	16,300	89,292
#Frontken Corp. BHD	607,000	405,134
Gamuda BHD	1,357,620	1,322,144
Gas Malaysia BHD	48,700	33,628
#*Genetec Technology BHD	145,000	71,823
Genting BHD	600,400	507,842
#Genting Malaysia BHD	370,100	187,982
Genting Plantations BHD	61,200	69,620
Globetronics Technology BHD	202,800	60,868
#*Greatech Technology BHD	370,700	359,457
*Guan Chong BHD	122,300	55,702
#HAP Seng Consolidated BHD	222,100	228,883
Hap Seng Plantations Holdings BHD	91,400	34,338
*Hartalega Holdings BHD	4,508,900	1,958,951
#Heineken Malaysia BHD	24,100	120,588
#*Hengyuan Refining Co. BHD	89,400	59,669
#Hextar Global BHD	197,400	30,038
Hiap Teck Venture BHD	873,900	76,119
Hibiscus Petroleum BHD	1,284,200	719,659
#Hong Leong Bank BHD	4,400	17,916
#Hong Leong Financial Group BHD	6,700	24,694
Hong Leong Industries BHD	200	378
HSS Engineers BHD	80,000	15,699
IGB BHD	1,200	544
#IHH Healthcare BHD	95,100	119,761
IJM Corp. BHD	376,500	150,142
#Inari Amertron BHD	1,147,500	686,405
IOI Corp. BHD	399,300	329,363
IOI Properties Group BHD	151,300	58,748
#*Iskandar Waterfront City BHD	220,900	28,514
#*JAKS Resources BHD	918,200	37,580
Jaya Tiasa Holdings BHD	421,400	76,063
#Kelington Group BHD	101,600	31,773
#Kenanga Investment Bank BHD	281,300	50,185
Kerjaya Prospek Group BHD	163,100	47,583
#Kim Loong Resources BHD	600	237
KPJ Healthcare BHD	1,243,200	333,990
Kretam Holdings BHD	1,500	194
#*KSL Holdings BHD	105,200	23,846
Kuala Lumpur Kepong BHD	207,500	957,257
Lagenda Properties BHD	285,200	70,634
LBS Bina Group BHD	238,600	25,790
#Leong Hup International BHD	548,500	71,951
LPI Capital BHD	32,300	81,216
Magni-Tech Industries BHD	800	331
#Magnum BHD	341,900	76,783
Mah Sing Group BHD	1,480,400	254,786
#Malakoff Corp. BHD	685,500	84,887
#Malayan Banking BHD	938,884	1,777,465
*Malayan Cement BHD	16,600	12,682

62

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#Malayan Flour Mills BHD	330,700	$44,422
Malaysia Airports Holdings BHD	525,607	815,245
#Malaysia Building Society BHD	1,912,100	290,959
Malaysia Smelting Corp. BHD	88,300	39,475
Malaysian Pacific Industries BHD	15,900	85,899
#Malaysian Resources Corp. BHD	1,898,500	171,341
Matrix Concepts Holdings BHD	574,400	185,660
Maxis BHD	201,400	167,393
Mega First Corp. BHD	176,100	127,885
Mi Technovation BHD	64,000	22,970
MISC BHD	76,000	115,647
MKH BHD	223,900	65,791
MNRB Holdings BHD	600	150
ΩMR DIY Group M BHD	396,800	123,258
#*Muhibbah Engineering M BHD	430,100	62,287
My EG Services BHD	5,901,783	966,185
#Nestle Malaysia BHD	5,900	153,305
#Padini Holdings BHD	183,100	151,799
Panasonic Manufacturing Malaysia BHD	2,400	9,017
Pantech Group Holdings BHD	311,800	56,935
#Paramount Corp. BHD	163,700	31,610
Pentamaster Corp. BHD	14,500	15,217
#Perak Transit BHD	59,800	14,936
Petron Malaysia Refining & Marketing BHD	33,100	31,332
#Petronas Chemicals Group BHD	396,900	611,448
Petronas Dagangan BHD	53,500	256,692
Petronas Gas BHD	46,600	168,227
PIE Industrial BHD	71,200	46,326
Power Root BHD	46,900	19,392
Press Metal Aluminium Holdings BHD	526,300	543,477
#Public Bank BHD	7,077,200	6,179,274
QL Resources BHD	157,100	182,341
#Ranhill Utilities BHD	170,500	20,756
RGB International BHD	425,400	28,125
RHB Bank BHD	1,588,140	1,859,969
#Sam Engineering & Equipment M BHD	26,300	23,902
*Sapura Energy BHD	23,700	249
Sarawak Oil Palms BHD	154,450	82,663
Scientex BHD	251,000	192,287
Sime Darby BHD	1,148,800	552,157
#Sime Darby Plantation BHD	241,300	219,801
Sime Darby Property BHD	1,763,600	227,645
SKP Resources BHD	207,800	34,455
#SP Setia BHD Group	2,396,500	422,512
#Sports Toto BHD	378,111	115,072
Sunway BHD	429,523	166,779
Sunway Construction Group BHD	58,400	23,411
Syarikat Takaful Malaysia Keluarga BHD	140,100	108,210
#Ta Ann Holdings BHD	183,200	128,811
Taliworks Corp. BHD	60,600	10,112
Telekom Malaysia BHD	332,430	353,746
Tenaga Nasional BHD	252,900	525,493
#Thong Guan Industries BHD	128,500	49,086
TIME dotCom BHD	207,400	231,581
*Top Glove Corp. BHD	8,815,000	1,341,353
*Tropicana Corp. BHD	137,300	34,869
#TSH Resources BHD	503,800	101,511
#Uchi Technologies BHD	137,800	99,782

63

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#UEM Sunrise BHD	1,113,100	$185,731
#UMW Holdings BHD	318,300	324,012
#Unisem M BHD	110,200	68,463
#United Plantations BHD	21,800	77,234
#UOA Development BHD	80,139	28,426
*UWC BHD	136,400	104,494
*Velesto Energy BHD	3,790,600	202,876
ViTrox Corp. BHD	30,400	43,898
VS Industry BHD	1,005,900	187,900
*Wasco BHD	48,300	9,833
#WCT Holdings BHD	417,800	45,160
Wellcall Holdings BHD	151,000	48,807
Westports Holdings BHD	74,600	52,609
*Widad Group BHD	1,049,600	99,133
#Yinson Holdings BHD	199,940	102,813
*YNH Property BHD	400	428
YTL Corp. BHD	1,241,100	380,314
#YTL Power International BHD	641,600	284,138

TOTAL MALAYSIA		40,059,853

MEXICO — (2.1%)
Alpek SAB de CV	39,413	23,164
*Alsea SAB de CV	284,320	942,431
America Movil SAB de CV, ADR	254,729	4,228,501
America Movil SAB de CV, Class B	2,946,838	2,433,798
Arca Continental SAB de CV	97,138	870,492
ΩBanco del Bajio SA	638,000	1,939,834
#Becle SAB de CV	64,473	113,925
Bolsa Mexicana de Valores SAB de CV	238,119	370,243
*Cemex SAB de CV, Sponsored ADR	652,868	3,897,622
Cia Minera Autlan SAB de CV, Class B	46,073	26,542
Coca-Cola Femsa SAB de CV	18,404	139,725
Coca-Cola Femsa SAB de CV, Sponsored ADR	8,688	660,462
Consorcio ARA SAB de CV	82,200	15,071
#Corp Inmobiliaria Vesta SAB de CV	366,200	1,146,898
Corp. Inmobiliaria Vesta Sab de CV, ADR	1,260	39,614
El Puerto de Liverpool SAB de CV	40,044	203,603
Fomento Economico Mexicano SAB de CV	125,263	1,414,369
Fomento Economico Mexicano SAB de CV, Sponsored ADR	9,568	1,085,107
GCC SAB de CV	86,282	768,810
Genomma Lab Internacional SAB de CV, Class B	607,928	451,913
Gentera SAB de CV	1,622,360	1,716,450
Gruma SAB de CV, Class B	58,239	1,013,029
Grupo Aeroportuario del Centro Norte SAB de CV	49,142	376,221
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	14,668	897,241
#Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	12,452	1,449,786
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,775	81,551
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	4,927	1,065,267
Grupo Bimbo SAB de CV, Class A	365,951	1,483,426
Grupo Carso SAB de CV, Class A1	80,430	514,845
Grupo Comercial Chedraui SA de CV	49,268	286,608
Grupo Financiero Banorte SAB de CV, Class O	693,700	5,612,080
*Grupo Financiero Inbursa SAB de CV, Class O	234,451	483,240
Grupo Herdez SAB de CV	68,590	155,698
Grupo Industrial Saltillo SAB de CV	25,377	37,602
*Grupo KUO SAB De CV, Series B	100	204
Grupo Mexico SAB de CV, Class B	797,661	3,308,086
Grupo Rotoplas SAB de CV	62,324	83,787
Grupo Televisa SAB	908,907	413,346

64

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
*ΩGrupo Traxion SAB de CV	108,346	$160,241
#*Hoteles City Express SAB de CV	16,200	4,882
#*Industrias Penoles SAB de CV	42,208	466,385
Kimberly-Clark de Mexico SAB de CV, Class A	509,200	931,921
La Comer SAB de CV	259,018	515,941
Megacable Holdings SAB de CV	361,503	707,867
*Minera Frisco SAB de CV	4,300	550
*ΩNemak SAB de CV	1,006,228	178,360
Orbia Advance Corp. SAB de CV	616,824	999,738
*Organizacion Cultiba SAB de CV	100	61
*Organizacion Soriana SAB de CV, Class B	300	517
Promotora y Operadora de Infraestructura SAB de CV	187,954	1,546,797
Promotora y Operadora de Infraestructura SAB de CV, Class L	15	86
Qualitas Controladora SAB de CV	277,043	2,287,028
Regional SAB de CV	106,517	806,209
*Vista Energy SAB de CV, Sponsored ADR	4,200	114,324
Wal-Mart de Mexico SAB de CV	573,046	2,050,561

TOTAL MEXICO		50,522,059

PERU — (0.0%)
Cementos Pacasmayo SAA, ADR	1,755	8,775
#Cia de Minas Buenaventura SAA, Sponsored ADR	16,950	137,295
Credicorp, Ltd.	6,291	786,124
Intercorp Financial Services, Inc.	1,749	32,846

TOTAL PERU		965,040

PHILIPPINES — (0.5%)
*8990 Holdings, Inc.	2,100	334
Aboitiz Equity Ventures, Inc.	93,670	75,609
Aboitiz Power Corp.	169,000	107,077
ACEN Corp.	611,400	57,110
Alliance Global Group, Inc.	876,600	163,764
Apex Mining Co., Inc.	1,611,000	73,253
Ayala Corp.	23,850	254,515
Ayala Land, Inc.	788,500	387,024
Bank of the Philippine Islands	381,344	675,451
BDO Unibank, Inc.	1,271,282	2,856,688
*Bloomberry Resorts Corp.	1,545,600	248,157
*Cebu Air, Inc.	80,400	46,761
Cebu Landmasters, Inc.	24,000	1,070
Century Pacific Food, Inc.	430,700	212,542
China Banking Corp.	256,700	136,855
*Converge Information and Communications Technology Solutions, Inc.	1,295,000	191,032
D&L Industries, Inc.	899,300	101,437
*DigiPlus Interactive Corp.	262,900	30,812
*DITO CME Holdings Corp.	887,000	44,241
DMCI Holdings, Inc.	605,100	97,793
DoubleDragon Corp.	27,900	3,344
East West Banking Corp.	203,500	31,705
Emperador, Inc.	89,200	32,699
Filinvest Land, Inc.	932,000	10,020
First Gen Corp.	124,400	39,640
First Philippine Holdings Corp.	60	64
Ginebra San Miguel, Inc.	12,100	36,211
Global Ferronickel Holdings, Inc.	1,084,000	49,099
Globe Telecom, Inc.	5,740	178,047
GT Capital Holdings, Inc.	39,780	384,900
International Container Terminal Services, Inc.	281,190	997,099
JG Summit Holdings, Inc.	205,470	133,081

65

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
PHILIPPINES — (Continued)
Jollibee Foods Corp.	100,910	$364,585
LT Group, Inc.	1,021,800	159,375
Manila Electric Co.	16,490	103,171
Megaworld Corp.	7,788,000	271,770
Metropolitan Bank & Trust Co.	357,030	329,092
*ΩMonde Nissin Corp.	98,000	14,163
Nickel Asia Corp.	1,542,100	148,122
Petron Corp.	853,000	49,160
Philex Mining Corp.	530,100	27,187
*Philippine National Bank	13,900	4,571
*Philippine Seven Corp.	90	121
PLDT, Inc.	7,980	170,176
PLDT, Inc., Sponsored ADR	11,049	241,089
Premium Leisure Corp.	980,000	10,190
Puregold Price Club, Inc.	626,400	299,179
*PXP Energy Corp.	18,800	1,110
Rizal Commercial Banking Corp.	3,700	1,526
Robinsons Land Corp.	1,146,300	281,625
Robinsons Retail Holdings, Inc.	150,540	108,779
San Miguel Corp.	138,060	255,730
San Miguel Food and Beverage, Inc.	30,620	27,468
Security Bank Corp.	302,750	410,852
Semirara Mining & Power Corp.	305,800	156,295
Shakey’s Pizza Asia Ventures, Inc.	4,200	685
*Shell Pilipinas Corp.	26,500	5,978
SM Investments Corp.	28,990	409,253
SM Prime Holdings, Inc.	868,500	459,200
Synergy Grid & Development Phils, Inc.	546,800	71,313
Union Bank of the Philippines	31,380	32,906
Universal Robina Corp.	128,360	247,264
Vista Land & Lifescapes, Inc.	522,000	14,720
Wilcon Depot, Inc.	515,100	179,749

TOTAL PHILIPPINES		12,513,838

POLAND — (0.9%)
*11 bit studios SA	359	51,882
AB SA	6,136	97,267
*Action SA	7,081	30,918
*Alior Bank SA	73,104	1,148,083
*ΩAllegro.eu SA	14,968	107,092
*AmRest Holdings SE	30,148	191,018
Apator SA	56	197
#Arctic Paper SA	17,483	73,683
ASBISc Enterprises PLC	33,096	226,033
Asseco Poland SA	17,228	315,002
Asseco South Eastern Europe SA	28	306
Auto Partner SA	41,141	232,846
Bank Handlowy w Warszawie SA	4,151	85,010
*Bank Millennium SA	170,065	295,414
*Bank Ochrony Srodowiska SA	192	422
Bank Polska Kasa Opieki SA	36,046	1,092,329
Benefit Systems SA	396	167,741
Boryszew SA	25,542	36,489
Budimex SA	3,493	389,585
Bumech SA	1,548	10,183
*CCC SA	41,229	389,396
CD Projekt SA	14,343	357,384
Celon Pharma SA	5,172	18,631
#*CI Games SA	34,880	24,707

66

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
#Cognor Holding SA	108,601	$214,161
ComArch SA	303	10,785
Creepy Jar SA	110	16,263
Cyber Folks SA	1,694	30,873
*Cyfrowy Polsat SA	6,248	19,445
Develia SA	97,346	114,233
*ΩDino Polska SA	8,432	797,378
Dom Development SA	3,833	142,441
Echo Investment SA	256	261
*Enea SA	178,491	308,992
Erbud SA	16	147
Eurocash SA	46,311	153,857
*Fabryki Mebli Forte SA	12	54
Ferro SA	52	342
Globe Trade Centre SA	60	75
*Grenevia SA	37,553	26,734
*Grupa Azoty SA	17,719	92,505
Grupa Kety SA	6,575	1,107,795
*ING Bank Slaski SA	3,015	156,331
Inter Cars SA	1,186	160,422
KGHM Polska Miedz SA	59,507	1,585,112
LPP SA	236	759,412
#Lubelski Wegiel Bogdanka SA	27,661	241,558
*mBank SA	2,544	313,804
Mirbud SA	35,842	66,172
Mo-BRUK SA	1,193	79,269
*Mostostal Zabrze SA	10,921	10,613
Neuca SA	863	155,643
*NEWAG SA	20	99
Orange Polska SA	138,584	256,647
ORLEN SA	213,547	3,369,928
*PGE Polska Grupa Energetyczna SA	251,596	435,725
*PKP Cargo SA	24,455	89,138
PlayWay SA	585	47,894
*Polimex-Mostostal SA	47,611	49,261
*Powszechna Kasa Oszczednosci Bank Polski SA	149,386	1,542,781
Powszechny Zaklad Ubezpieczen SA	144,015	1,627,089
*Santander Bank Polska SA	2,182	236,323
*Selvita SA	2,145	31,916
Synektik SA	1,951	29,075
*Tauron Polska Energia SA	733,236	643,626
#TEN Square Games SA	938	17,729
Text SA	6,168	165,983
Tim SA	28	318
*Torpol SA	2,458	11,987
Unimot SA	1,384	32,908
Votum SA	2,648	26,958
VRG SA	328	238
Warsaw Stock Exchange	6,207	57,592
Wirtualna Polska Holding SA	4,877	124,298
*Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,126	11,490
*Zespol Elektrowni Patnow Adamow Konin SA	2,136	9,935

TOTAL POLAND		20,725,233

QATAR — (0.9%)
Aamal Co.	870,354	196,254
Ahli Bank QSC	216	223
Al Khaleej Takaful Group QSC	122,456	101,873
Al Meera Consumer Goods Co. QSC	58,160	205,740

67

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
QATAR — (Continued)
*Baladna	616,654	$189,857
Barwa Real Estate Co.	1,321,384	918,182
Commercial Bank PSQC (The)	1,035,905	1,458,404
Doha Bank QPSC	1,568,049	652,456
Doha Insurance Co. QSC	704	443
*Estithmar Holding QPSC	73,972	41,039
Gulf International Services QSC	1,420,064	1,068,656
Gulf Warehousing Co.	223,248	181,677
Industries Qatar QSC	104,761	351,601
*Lesha Bank LLC	705,583	267,040
Mannai Corp. QSC	104,718	108,198
Masraf Al Rayan QSC	1,956,899	1,128,670
*Mazaya Real Estate Development QPSC	506,527	83,471
Medicare Group	113,130	167,473
Mesaieed Petrochemical Holding Co.	617,206	269,530
Ooredoo QPSC	282,222	766,596
Qatar Aluminum Manufacturing Co.	1,884,614	640,800
Qatar Electricity & Water Co. QSC	90,237	409,920
Qatar Fuel QSC	80,312	327,556
Qatar Gas Transport Co., Ltd.	1,304,574	1,261,220
Qatar Industrial Manufacturing Co. QSC	16,489	13,586
*Qatar Insurance Co. SAQ	595,496	402,994
Qatar International Islamic Bank QSC	157,446	399,993
Qatar Islamic Bank SAQ	180,115	860,753
Qatar Islamic Insurance Group	172	412
Qatar National Bank QPSC	1,560,983	6,383,696
Qatar National Cement Co. QSC	153,573	148,258
*Salam International Investment, Ltd. QSC	664,945	108,846
United Development Co. QSC	1,331,281	355,764
Vodafone Qatar QSC	1,674,733	818,738
Zad Holding Co.	331	1,227

TOTAL QATAR		20,291,146

SAUDI ARABIA — (4.1%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	56,743	30,250
Abdullah Al Othaim Markets Co.	188,403	653,856
Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,140	7,384
ACWA Power Co.	9,514	575,668
Advanced Petrochemical Co.	82,564	820,886
*Al Alamiya for Cooperative Insurance Co.	48	201
Al Babtain Power & Telecommunication Co.	17,200	85,367
Al Hammadi Holding	30,499	438,998
*Al Hassan Ghazi Ibrahim Shaker Co.	15,170	82,328
Al Jouf Agricultural Development Co.	2,643	30,928
*Al Jouf Cement Co.	6,464	19,952
*Al Khaleej Training and Education Co.	25,353	131,509
Al Masane Al Kobra Mining Co.	6,646	93,359
Al Moammar Information Systems Co.	10,703	387,997
Al Rajhi Bank	452,304	8,089,775
*Al Rajhi Co. for Co-operative Insurance	44	1,745
*Al Yamamah Steel Industries Co.	84	470
*AlAbdullatif Industrial Investment Co.	8,625	33,060
Alamar Foods	3,176	112,763
Alandalus Property Co.	3,581	20,083
Alaseel Co.	22,847	26,065
Aldrees Petroleum and Transport Services Co.	39,072	1,224,775
*Al-Etihad Cooperative Insurance Co.	2,614	13,921
Alinma Bank	210,667	1,847,464
*AlJazira Takaful Ta’awuni Co.	2,809	10,737

68

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
AlKhorayef Water & Power Technologies Co.	3,012	$109,831
*Allianz Saudi Fransi Cooperative Insurance Co.	4,816	20,616
*Allied Cooperative Insurance Group	2,529	7,712
Almarai Co. JSC	27,492	409,639
Almunajem Foods Co.	16,875	279,781
*Alujain Corp.	34,527	347,884
*Amana Cooperative Insurance Co.	7,300	20,587
Arab National Bank	243,134	1,539,840
*Arabia Insurance Cooperative Co.	22,970	77,146
Arabian Cement Co.	11,504	95,519
Arabian Centres Co., Ltd.	25,552	136,628
Arabian Contracting Services Co.	13,387	720,092
Arabian Internet & Communications Services Co.	12,318	1,027,047
*Arabian Pipes Co.	1,617	41,464
*Arabian Shield Cooperative Insurance Co.	35,945	175,720
Arriyadh Development Co.	13,497	71,953
Astra Industrial Group	11,042	267,838
Ataa Educational Co.	1,159	19,000
Baazeem Trading Co.	556	8,373
Bank AlBilad	124,601	1,235,515
*Bank Al-Jazira	430,718	1,878,278
Banque Saudi Fransi	109,719	1,048,466
Basic Chemical Industries, Ltd.	32	255
*Batic Investments and Logistic Co.	28,192	13,827
Bawan Co.	34,795	298,646
BinDawood Holding Co.	5,365	8,638
Bupa Arabia for Cooperative Insurance Co.	27,430	1,557,359
*Buruj Cooperative Insurance Co.	44	225
*Chubb Arabia Cooperative Insurance Co.	28	139
City Cement Co.	12,906	59,858
Co. for Cooperative Insurance (The)	34,581	1,113,494
Dallah Healthcare Co.	17,666	696,921
*Dar Al Arkan Real Estate Development Co.	926,892	3,730,694
Dr Sulaiman Al Habib Medical Services Group Co., Class H	15,141	1,017,041
*Dur Hospitality Co.	4,324	27,362
East Pipes Integrated Co. for Industry	5,394	89,718
Eastern Province Cement Co.	3,750	36,934
Electrical Industries Co.	63,094	35,318
*Emaar Economic City	153,258	299,032
Etihad Etisalat Co.	524,852	6,449,429
*Fawaz Abdulaziz Al Hokair & Co.	34,638	179,118
Gulf Insurance Group	3,520	27,538
*Gulf Union Cooperative Insurance Co.	3,439	11,605
Hail Cement Co.	3,355	10,195
*Halwani Brothers Co.	32	375
Herfy Food Services Co.	2,280	18,171
Jarir Marketing Co.	174,253	672,562
*Jazan Energy and Development Co.	72	249
L’Azurde Co. for Jewelry	6,100	19,837
Leejam Sports Co. JSC	22,682	928,658
Maharah Human Resources Co.	16,751	288,441
*Malath Cooperative Insurance Co.	26,584	128,824
*Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)	31,824	112,991
*Methanol Chemicals Co.	46,118	227,419
*Middle East Healthcare Co.	55,609	1,022,769
Middle East Paper Co.	183,094	1,337,236
*Middle East Specialized Cables Co.	8,547	36,452
Mobile Telecommunications Co.	718,371	2,642,478

69

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
Mouwasat Medical Services Co.	17,123	$456,419
Nahdi Medical Co.	10,177	384,662
Najran Cement Co.	39,650	112,664
*Nama Chemicals Co.	36	288
*National Agriculture Development Co. (The)	51,704	630,520
National Co. for Glass Industries (The)	20,103	166,650
National Co. for Learning & Education	24	631
National Gas & Industrialization Co.	10,337	159,811
*National Gypsum	10,326	55,434
*National Industrialization Co.	341,447	1,057,579
National Medical Care Co.	14,480	473,198
*National Metal Manufacturing & Casting Co.	1,782	7,562
Northern Region Cement Co.	18,089	49,374
*Rabigh Refining & Petrochemical Co.	34,419	92,479
*Raydan Food Co.	1,177	7,580
Riyad Bank	401,103	2,838,598
SABIC Agri-Nutrients Co.	192,377	6,861,084
Sahara International Petrochemical Co.	258,264	2,220,123
Saudi Airlines Catering Co.	41,663	1,159,403
*Saudi Arabian Amiantit Co.	3,536	35,251
*Saudi Arabian Cooperative Insurance Co.	3,070	10,262
*Saudi Arabian Mining Co.	243,141	2,333,158
ΩSaudi Arabian Oil Co.	476,587	4,230,288
Saudi Automotive Services Co.	21,290	323,470
Saudi Awwal Bank	183,657	1,637,522
Saudi Basic Industries Corp.	141,339	2,900,923
Saudi Cement Co.	34,297	454,356
Saudi Ceramic Co.	45,316	287,483
Saudi Chemical Co. Holding	445,026	474,492
Saudi Electricity Co.	46,971	222,861
*Saudi Ground Services Co.	41,988	326,247
Saudi Industrial Investment Group	43,208	275,953
Saudi Industrial Services Co.	43,188	289,524
Saudi Investment Bank (The)	7,372	28,886
*Saudi Kayan Petrochemical Co.	300,588	847,697
Saudi Marketing Co.	3,747	19,975
Saudi National Bank (The)	580,030	5,187,122
*Saudi Paper Manufacturing Co.	1,346	13,149
*Saudi Pharmaceutical Industries & Medical Appliances Corp.	36,961	292,606
*Saudi Printing & Packaging Co.	3,120	11,626
*Saudi Public Transport Co.	69,946	302,411
*Saudi Real Estate Co.	14,035	44,743
*Saudi Reinsurance Co.	32,457	148,979
*Saudi Research & Media Group	4,197	157,740
*Saudi Steel Pipe Co.	36	320
Saudi Telecom Co.	592,327	6,062,841
*Saudi Vitrified Clay Pipe Co., Ltd.	786	8,380
Saudia Dairy & Foodstuff Co.	3,124	249,813
Savola Group (The)	59,950	581,666
*Seera Group Holding	137,477	864,820
*Sinad Holding Co.	13,506	36,721
Southern Province Cement Co.	16,166	175,380
*Tabuk Cement Co.	7,557	29,289
*Takween Advanced Industries Co.	43	151
Tanmiah Food Co.	3,087	71,588
Theeb Rent A Car Co.	20,569	334,446
*Umm Al-Qura Cement Co.	2,701	10,799
*United Co-operative Assurance Co.	3,885	9,113

70

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
United Electronics Co.	38,203	$815,668
United International Transportation Co.	51,216	917,399
United Wire Factories Co.	41	267
*Walaa Cooperative Insurance Co.	44,667	207,643
*Wataniya Insurance Co.	2,970	12,682
Yamama Cement Co.	28,318	218,899
Yanbu Cement Co.	20,536	176,534
Yanbu National Petrochemical Co.	43,899	442,898
Zahrat Al Waha For Trading Co.	1,177	10,024
*Zamil Industrial Investment Co.	22,412	119,599

TOTAL SAUDI ARABIA		96,326,001

SOUTH AFRICA — (2.6%)
Absa Group, Ltd.	272,625	2,471,045
Adcock Ingram Holdings, Ltd.	41,420	119,619
Advtech, Ltd.	381,342	431,649
AECI, Ltd.	81,147	477,916
African Rainbow Minerals, Ltd.	63,076	516,737
Afrimat, Ltd.	60,631	167,919
Alexander Forbes Group Holdings, Ltd.	9,907	3,382
Altron, Ltd., Class A	844	385
Anglo American Platinum, Ltd.	3,660	121,825
#*Anglogold Ashanti PLC	87,238	1,556,326
*Anglogold Ashanti PLC	248	4,557
Aspen Pharmacare Holdings, Ltd.	121,541	1,097,551
#Astral Foods, Ltd.	42,713	332,761
AVI, Ltd.	206,330	766,134
Barloworld, Ltd.	132,143	552,555
Bid Corp., Ltd.	75,868	1,600,128
Bidvest Group, Ltd. (The)	102,971	1,449,028
Capitec Bank Holdings, Ltd.	8,915	786,975
Cashbuild, Ltd.	6,369	52,316
City Lodge Hotels, Ltd.	323,490	72,301
Clicks Group, Ltd.	88,358	1,294,435
Coronation Fund Managers, Ltd.	164,482	265,057
Curro Holdings, Ltd.	88,823	48,091
DataTec, Ltd.	110,576	207,917
ΩDis-Chem Pharmacies, Ltd.	211,383	275,238
Discovery, Ltd.	122,110	837,520
DRDGOLD, Ltd.	237,587	208,097
Exxaro Resources, Ltd.	63,555	633,825
Famous Brands, Ltd.	8,381	25,670
FirstRand, Ltd.	1,102,947	3,614,735
Foschini Group, Ltd. (The)	284,997	1,531,029
Gold Fields, Ltd.	2,214	29,344
#Gold Fields, Ltd., Sponsored ADR	363,440	4,731,989
Grindrod, Ltd.	413,370	239,243
Harmony Gold Mining Co., Ltd.	108,912	501,775
#Harmony Gold Mining Co., Ltd., Sponsored ADR	298,408	1,339,852
Hudaco Industries, Ltd.	9,433	77,690
Impala Platinum Holdings, Ltd.	203,140	841,735
Investec, Ltd.	31,724	172,556
Invicta Holdings, Ltd.	144	207
Italtile, Ltd.	239,409	146,862
JSE, Ltd.	47,649	224,941
*KAP, Ltd.	1,356,022	161,303
Kumba Iron Ore, Ltd.	21,544	567,500
Lewis Group, Ltd.	13,312	27,551
Life Healthcare Group Holdings, Ltd.	935,591	926,762

71

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Merafe Resources, Ltd.	869,014	$54,236
*Metair Investments, Ltd.	32,962	25,952
Momentum Metropolitan Holdings	1,216,587	1,360,856
Motus Holdings, Ltd.	191,131	943,273
Mpact, Ltd.	292	436
Mr Price Group, Ltd.	188,211	1,352,432
MTN Group, Ltd.	653,520	3,171,578
*MultiChoice Group	81,220	302,448
Nedbank Group, Ltd.	134,283	1,436,672
NEPI Rockcastle NV	126,243	677,852
Netcare, Ltd.	822,661	566,523
Oceana Group, Ltd.	55,830	206,084
Old Mutual, Ltd.	2,276,757	1,439,148
Omnia Holdings, Ltd.	125,695	388,009
ΩPepkor Holdings, Ltd.	825,488	748,566
Pick n Pay Stores, Ltd.	201,170	268,271
*PPC, Ltd.	711,338	105,865
PSG Financial Services, Ltd.	422,057	325,544
Raubex Group, Ltd.	112,096	146,018
*RCL Foods, Ltd.	404	177
Reunert, Ltd.	114,735	359,195
RFG Holdings, Ltd.	384	215
Sanlam, Ltd.	285,355	995,026
Santam, Ltd.	20,707	301,643
Sappi, Ltd.	491,779	1,028,578
Sasol, Ltd.	149,323	1,881,223
Shoprite Holdings, Ltd.	141,038	1,796,783
Sibanye Stillwater, Ltd.	560,324	714,344
#Sibanye Stillwater, Ltd., ADR	66,487	337,754
*Southern Sun, Ltd.	110,973	27,585
#SPAR Group, Ltd. (The)	135,332	812,126
Spur Corp., Ltd.	8,733	12,578
Stadio Holdings, Ltd.	90,287	22,202
Standard Bank Group, Ltd.	253,725	2,475,277
Sun International, Ltd.	130,176	260,395
Super Group, Ltd.	294,728	499,627
*Telkom SA SOC, Ltd.	239,210	278,805
Thungela Resources, Ltd.	31,745	281,671
Tiger Brands, Ltd.	80,735	742,411
Transaction Capital, Ltd.	262,445	67,757
Truworths International, Ltd.	354,669	1,428,370
Tsogo Sun, Ltd.	128,529	82,683
Vodacom Group, Ltd.	114,390	619,090
*Wilson Bayly Holmes-Ovcon, Ltd.	41,210	259,875
Woolworths Holdings, Ltd.	365,480	1,352,792
*Zeda, Ltd.	145,798	83,605

TOTAL SOUTH AFRICA		61,753,583

TAIWAN — (17.6%)
91APP, Inc.	14,000	40,185
ABC Taiwan Electronics Corp.	20,950	15,082
Ability Enterprise Co., Ltd.	217,000	150,532
Ability Opto-Electronics Technology Co., Ltd.	14,000	58,270
#AcBel Polytech, Inc.	540,723	633,497
Accton Technology Corp.	146,000	2,243,903
Acer E-Enabling Service Business, Inc.	2,000	15,785
#Acer, Inc.	1,088,000	1,143,851
ACES Electronic Co., Ltd.	34,000	29,665
*Acon Holding, Inc.	126,000	36,438

72

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Acter Group Corp., Ltd.	65,000	$359,719
Action Electronics Co., Ltd.	122,000	59,054
Actron Technology Corp.	35,968	180,200
ADATA Technology Co., Ltd.	260,496	782,251
Addcn Technology Co., Ltd.	9,700	59,214
Adlink Technology, Inc.	44,000	77,460
Advanced Ceramic X Corp.	19,000	124,773
Advanced Energy Solution Holding Co., Ltd.	9,000	170,094
Advanced International Multitech Co., Ltd.	104,000	212,585
*Advanced Optoelectronic Technology, Inc.	18,000	9,823
#Advanced Power Electronics Corp.	45,000	115,153
*Advanced Wireless Semiconductor Co.	29,000	100,586
#Advancetek Enterprise Co., Ltd.	217,000	234,495
Advantech Co., Ltd.	55,896	571,282
AEON Motor Co., Ltd.	10,000	10,899
Aerospace Industrial Development Corp.	155,000	232,010
Airtac International Group	7,000	228,765
Alchip Technologies, Ltd.	8,000	647,449
Alexander Marine Co., Ltd.	10,000	111,762
*ALI Corp.	79,000	57,968
#All Ring Tech Co., Ltd.	41,000	147,896
Allied Supreme Corp.	23,000	220,888
#Allis Electric Co., Ltd.	157,487	246,658
Alltek Technology Corp.	89,000	92,197
Alltop Technology Co., Ltd.	21,000	116,541
Alpha Networks, Inc.	76,000	82,830
Altek Corp.	174,000	180,518
Amazing Microelectronic Corp.	59,443	206,177
AMPACS Corp.	45,000	67,913
Ampire Co., Ltd.	36,000	40,179
AMPOC Far-East Co., Ltd.	38,000	82,362
Anji Technology Co., Ltd.	53,037	60,256
Anpec Electronics Corp.	56,000	260,706
AP Memory Technology Corp.	8,000	88,053
APAC Opto Electronics, Inc.	28,000	77,521
Apacer Technology, Inc.	55,000	93,094
APCB, Inc.	61,000	34,040
Apex Biotechnology Corp.	13,000	10,701
Apex International Co., Ltd.	230,000	330,800
Apex Science & Engineering	26,520	9,076
Arcadyan Technology Corp.	167,000	792,909
Ardentec Corp.	607,000	1,216,433
Ares International Corp.	7,000	10,683
Argosy Research, Inc.	55,000	197,549
ASE Technology Holding Co., Ltd.	1,492,000	5,220,965
Asia Cement Corp.	642,000	791,737
Asia Optical Co., Inc.	117,000	218,236
*Asia Pacific Telecom Co., Ltd.	100,000	20,934
#Asia Polymer Corp.	268,000	194,586
Asia Tech Image, Inc.	17,000	33,754
Asia Vital Components Co., Ltd.	172,788	1,510,264
ASIX Electronics Corp.	11,000	40,188
ASolid Technology Co., Ltd.	20,000	57,962
ASPEED Technology, Inc.	7,000	554,648
ASROCK, Inc.	8,000	44,396
Asustek Computer, Inc.	49,000	510,621
Aten International Co., Ltd.	32,000	78,434
AUO Corp.	2,454,800	1,180,665

73

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
AURAS Technology Co., Ltd.	22,000	$192,971
Aurora Corp.	5,000	11,407
Avalue Technology, Inc.	47,000	137,080
AVer Information, Inc.	18,000	26,027
Avermedia Technologies	75,000	75,844
Axiomtek Co., Ltd.	45,072	110,474
*Azurewave Technologies, Inc.	30,000	29,043
Bafang Yunji International Co., Ltd.	16,000	82,627
*Bank of Kaohsiung Co., Ltd.	179,290	64,397
Basso Industry Corp.	81,000	97,020
BenQ Materials Corp.	134,000	142,325
#BES Engineering Corp.	1,616,000	582,926
Billion Electric Co., Ltd.	37,000	40,896
Bin Chuan Enterprise Co., Ltd.	14,000	9,366
Bionet Corp.	19,000	33,507
Bionime Corp.	15,000	36,858
Bioteque Corp.	25,000	80,160
#Bizlink Holding, Inc.	70,542	546,980
Bon Fame Co., Ltd.	10,000	25,251
Bonny Worldwide, Ltd.	4,000	9,915
Bora Pharmaceuticals Co., Ltd.	16,597	332,094
Brave C&H Supply Co., Ltd.	18,000	71,312
Brighten Optix Corp.	3,000	16,741
Brighton-Best International Taiwan, Inc.	190,000	195,067
Brillian Network & Automation Integrated System Co., Ltd.	8,000	31,201
#Browave Corp.	40,000	104,948
C Sun Manufacturing, Ltd.	64,000	87,510
*Calin Technology Co., Ltd.	37,000	41,751
Cameo Communications, Inc.	104,000	30,012
Capital Futures Corp.	52,000	73,347
Capital Securities Corp.	1,582,000	695,036
#Career Technology MFG. Co., Ltd.	1,423,000	881,834
Carnival Industrial Corp.	24,000	8,768
#Castles Technology Co., Ltd.	68,250	272,495
Caswell, Inc.	22,000	55,958
Cathay Chemical Works	17,000	20,310
Cathay Financial Holding Co., Ltd.	1,438,135	1,946,481
Cathay Real Estate Development Co., Ltd.	308,000	144,338
Cayman Engley Industrial Co., Ltd.	29,000	49,444
CCP Contact Probes Co., Ltd.	70,667	87,803
Celxpert Energy Corp.	34,747	30,049
*Central Reinsurance Co., Ltd.	169,000	116,974
Chain Chon Industrial Co., Ltd.	116,000	46,493
Chaintech Technology Corp.	15,000	20,117
Champion Building Materials Co., Ltd.	140,200	38,859
Chang Hwa Commercial Bank, Ltd.	624,246	330,070
Chang Wah Electromaterials, Inc.	146,000	135,940
Chang Wah Technology Co., Ltd.	189,500	188,419
#Channel Well Technology Co., Ltd.	156,000	392,946
Chant Sincere Co., Ltd.	26,000	52,505
Charoen Pokphand Enterprise	104,600	291,854
CHC Healthcare Group	82,000	152,952
CHC Resources Corp.	22,000	37,509
Chen Full International Co., Ltd.	54,000	61,600
Chenbro Micom Co., Ltd.	55,000	305,226
#Cheng Loong Corp.	859,000	749,490
Cheng Mei Materials Technology Corp.	460,893	175,490
Cheng Shin Rubber Industry Co., Ltd.	844,000	1,148,839

74

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Cheng Uei Precision Industry Co., Ltd.	387,000	$458,768
#Chenming Electronic Technology Corp.	71,000	91,938
Chia Chang Co., Ltd.	55,000	70,371
Chicony Electronics Co., Ltd.	288,000	1,105,472
Chicony Power Technology Co., Ltd.	80,000	276,245
Chief Telecom, Inc.	6,600	65,420
Chieftek Precision Co., Ltd.	26,000	49,780
China Airlines, Ltd.	1,830,000	1,091,737
China Bills Finance Corp.	293,000	128,727
China Chemical & Pharmaceutical Co., Ltd.	624,000	441,523
#*China Development Financial Holding Corp.	3,720,000	1,296,007
China Ecotek Corp.	6,000	9,527
China General Plastics Corp.	468,000	308,056
*China Man-Made Fiber Corp.	242,000	59,166
China Metal Products	185,000	199,915
China Steel Chemical Corp.	71,000	260,490
China Steel Corp.	3,662,000	2,726,601
China Steel Structure Co., Ltd.	32,000	50,415
China Wire & Cable Co., Ltd.	90,000	93,926
Ching Feng Home Fashions Co., Ltd.	87,425	46,091
#Chin-Poon Industrial Co., Ltd.	449,000	481,047
Chipbond Technology Corp.	896,000	1,878,465
ChipMOS Technologies, Inc.	271,000	342,144
ChipMOS Technologies, Inc., ADR	100	2,500
Chlitina Holding, Ltd.	32,000	192,385
Chong Hong Construction Co., Ltd.	96,000	213,695
Chroma ATE, Inc.	218,000	1,465,207
Chun YU Works & Co., Ltd.	25,000	16,880
Chun Yuan Steel Industry Co., Ltd.	243,000	120,994
Chung Hung Steel Corp.	652,000	433,193
Chung Hwa Pulp Corp.	180,000	115,431
Chung-Hsin Electric & Machinery Manufacturing Corp.	550,000	1,580,392
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	108,000	179,806
Chunghwa Precision Test Tech Co., Ltd.	10,000	152,921
Chunghwa Telecom Co., Ltd.	149,000	532,881
Chunghwa Telecom Co., Ltd., Sponsored ADR	33,280	1,185,767
Cleanaway Co., Ltd.	38,000	202,682
C-Media Electronics, Inc.	18,000	26,804
Collins Co., Ltd.	30,000	14,706
Compal Electronics, Inc.	1,944,000	1,681,184
Compeq Manufacturing Co., Ltd.	799,000	1,300,669
Compucase Enterprise	49,000	97,290
*Concord Securities Co., Ltd.	429,000	171,283
Continental Holdings Corp.	209,000	173,334
Contrel Technology Co., Ltd.	38,000	19,565
Coremax Corp.	50,561	111,613
#Coretronic Corp.	694,000	1,561,955
#Co-Tech Development Corp.	349,000	628,383
Crowell Development Corp.	100,000	84,322
*CSBC Corp. Taiwan	61,000	37,896
CTBC Financial Holding Co., Ltd.	9,976,000	7,489,305
CTCI Corp.	308,000	374,614
Cub Elecparts, Inc.	15,000	60,583
CviLux Corp.	29,000	33,260
Cyberlink Corp.	28,000	76,658
CyberPower Systems, Inc.	34,450	207,114
*CyberTAN Technology, Inc.	392,000	276,763
Cypress Technology Co., Ltd.	12,000	13,448

75

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
DA CIN Construction Co., Ltd.	138,000	$162,954
Dah San Electric Wire & Cable Co., Ltd.	20,000	23,062
Da-Li Development Co., Ltd.	203,400	199,104
Darfon Electronics Corp.	140,000	187,328
#Darwin Precisions Corp.	463,000	196,991
Daxin Materials Corp.	31,000	84,585
De Licacy Industrial Co., Ltd.	99,640	39,936
Delpha Construction Co., Ltd.	120,000	99,892
Delta Electronics, Inc.	109,000	976,245
Depo Auto Parts Ind Co., Ltd.	95,000	380,762
DFI, Inc.	11,000	21,637
Dimerco Data System Corp.	8,000	24,788
#Dimerco Express Corp.	73,802	180,438
D-Link Corp.	559,000	315,391
DONPON PRECISION, Inc.	53,000	44,446
Draytek Corp.	12,000	13,319
Drewloong Precision, Inc.	8,715	39,632
Dyaco International, Inc.	68,432	66,670
#Dynamic Holding Co., Ltd.	879,000	2,111,118
Dynapack International Technology Corp.	66,000	159,735
E Ink Holdings, Inc.	110,000	569,755
E&R Engineering Corp.	40,000	76,337
E.Sun Financial Holding Co., Ltd.	4,858,477	3,572,520
Eastech Holding, Ltd.	24,000	43,509
*Eastern Media International Corp.	159,405	107,384
Eclat Textile Co., Ltd.	36,000	570,495
ECOVE Environment Corp.	6,000	57,530
#Edimax Technology Co., Ltd.	190,000	79,667
Edison Opto Corp.	60,000	43,472
Edom Technology Co., Ltd.	95,000	68,098
eGalax_eMPIA Technology, Inc.	16,000	29,548
Elan Microelectronics Corp.	252,000	1,118,791
E-Lead Electronic Co., Ltd.	1,000	1,927
E-LIFE MALL Corp.	17,000	44,131
#Elite Advanced Laser Corp.	108,000	192,459
Elite Material Co., Ltd.	122,000	1,350,331
#Elite Semiconductor Microelectronics Technology, Inc.	685,000	1,771,898
Elitegroup Computer Systems Co., Ltd.	725,000	572,221
eMemory Technology, Inc.	13,000	807,615
Emerging Display Technologies Corp.	69,000	58,927
Ennoconn Corp.	53,000	406,875
*Ennostar, Inc.	1,243,000	1,578,899
Episil Technologies, Inc.	91,000	191,904
Episil-Precision, Inc.	30,000	52,906
Eson Precision Ind Co., Ltd.	132,000	230,344
Eternal Materials Co., Ltd.	531,000	455,119
#Etron Technology, Inc.	944,713	1,188,355
Eurocharm Holdings Co., Ltd.	17,000	90,412
Eva Airways Corp.	2,024,000	1,709,807
Ever Supreme Bio Technology Co., Ltd.	3,000	18,452
*Everest Textile Co., Ltd.	232,000	53,002
Evergreen Aviation Technologies Corp.	41,000	118,696
Evergreen International Storage & Transport Corp.	726,000	668,139
Everlight Chemical Industrial Corp.	343,000	203,569
Everlight Electronics Co., Ltd.	213,000	290,917
Excel Cell Electronic Co., Ltd.	14,000	10,057
Excelliance Mos Corp.	10,000	36,997
Excelsior Medical Co., Ltd.	46,912	124,819

76

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Far Eastern Department Stores, Ltd.	419,000	$309,390
Far Eastern International Bank	1,423,408	504,677
Far Eastern New Century Corp.	802,000	729,428
Far EasTone Telecommunications Co., Ltd.	463,000	1,083,450
Faraday Technology Corp.	57,000	530,723
Farglory F T Z Investment Holding Co., Ltd.	56,800	81,343
Farglory Land Development Co., Ltd.	144,000	265,047
Feedback Technology Corp.	31,000	82,960
Feng Hsin Steel Co., Ltd.	139,000	269,558
Feng TAY Enterprise Co., Ltd.	578,360	3,182,897
*FineMat Applied Materials Co., Ltd.	11,000	9,530
FineTek Co., Ltd.	8,880	23,819
First Copper Technology Co., Ltd.	61,000	53,317
First Financial Holding Co., Ltd.	3,275,680	2,615,696
First Hi-Tec Enterprise Co., Ltd.	61,000	205,935
First Insurance Co., Ltd. (The)	122,000	63,379
*First Steamship Co., Ltd.	400,000	99,645
FIT Holding Co., Ltd.	24,000	23,974
Fitipower Integrated Technology, Inc.	91,650	753,036
Fittech Co., Ltd.	36,000	63,265
#FLEXium Interconnect, Inc.	250,000	643,595
Flytech Technology Co., Ltd.	76,000	147,618
#FocalTech Systems Co., Ltd.	163,000	405,050
FOCI Fiber Optic Communications, Inc.	52,000	105,972
#Forcecon Tech Co., Ltd.	65,000	264,529
Formosa Advanced Technologies Co., Ltd.	76,000	90,563
Formosa International Hotels Corp.	33,000	205,519
#Formosa Laboratories, Inc.	451,000	1,194,417
Formosa Optical Technology Co., Ltd.	15,000	36,951
Formosa Petrochemical Corp.	74,000	180,466
Formosa Plastics Corp.	373,000	885,494
#Formosan Union Chemical	334,000	211,099
Fortune Electric Co., Ltd.	19,000	131,216
Founding Construction & Development Co., Ltd.	104,000	61,884
Foxsemicon Integrated Technology, Inc.	38,000	213,812
Franbo Lines Corp.	63,995	31,371
Froch Enterprise Co., Ltd.	104,000	55,631
Fu Chun Shin Machinery Manufacture Co., Ltd.	68,230	34,394
Fu Hua Innovation Co., Ltd.	295,800	234,834
Fubon Financial Holding Co., Ltd.	1,311,677	2,430,454
#Fulgent Sun International Holding Co., Ltd.	91,000	360,521
#Fulltech Fiber Glass Corp.	377,568	196,147
Fusheng Precision Co., Ltd.	63,000	393,325
#Fwusow Industry Co., Ltd.	332,330	192,113
G Shank Enterprise Co., Ltd.	92,000	150,615
*G Tech Optoelectronics Corp.	16,075	8,177
Galaxy Software Services Corp.	5,400	20,561
Gallant Precision Machining Co., Ltd.	40,000	34,901
Gamania Digital Entertainment Co., Ltd.	97,000	200,370
GEM Services, Inc.	24,000	48,392
*GEM Terminal Industrial Co., Ltd.	52,000	44,489
Gemtek Technology Corp.	1,054,000	1,059,362
General Interface Solution Holding, Ltd.	186,000	319,988
General Plastic Industrial Co., Ltd.	43,000	44,743
Generalplus Technology, Inc.	20,000	30,338
Genesys Logic, Inc.	16,000	52,043
Genius Electronic Optical Co., Ltd.	29,000	340,203
Genovate Biotechnology Co., Ltd.	46,000	36,732

77

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
GeoVision, Inc.	18,000	$22,198
Getac Holdings Corp.	439,000	978,563
GFC, Ltd.	31,000	76,174
#Giant Manufacturing Co., Ltd.	78,108	392,527
Giantplus Technology Co., Ltd.	188,000	70,134
Gigabyte Technology Co., Ltd.	72,000	482,812
*Gigasolar Materials Corp.	9,000	22,143
#*Gigastorage Corp.	202,000	104,005
#Global Brands Manufacture, Ltd.	374,000	710,294
Global Lighting Technologies, Inc.	34,000	49,635
Global Mixed Mode Technology, Inc.	58,000	444,366
Global PMX Co., Ltd.	11,000	38,662
Global Unichip Corp.	18,000	796,362
Globalwafers Co., Ltd.	91,000	1,331,262
*Globe Union Industrial Corp.	124,111	52,614
#Gloria Material Technology Corp.	1,799,000	2,473,729
*GlycoNex, Inc.	25,000	21,928
GMI Technology, Inc.	15,000	8,787
#Gold Circuit Electronics, Ltd.	229,300	1,244,236
#Goldsun Building Materials Co., Ltd.	537,000	417,216
Good Will Instrument Co., Ltd.	58,000	61,335
#Gordon Auto Body Parts	192,000	178,474
Gourmet Master Co., Ltd.	62,000	185,799
*Grand Fortune Securities Co., Ltd.	155,000	54,478
Grand Process Technology Corp.	3,000	40,928
GrandTech CG Systems, Inc.	5,000	10,313
Grape King Bio, Ltd.	75,000	342,223
Great China Metal Industry	57,000	41,562
Great Tree Pharmacy Co., Ltd.	36,192	378,825
Great Wall Enterprise Co., Ltd.	486,450	761,882
Greatek Electronics, Inc.	135,000	242,238
Green World FinTech Service Co., Ltd.	1,000	12,009
Group Up Industrial Co., Ltd.	44,000	210,945
GTM Holdings Corp.	47,000	42,457
Gudeng Precision Industrial Co., Ltd.	20,000	207,184
*Hai Kwang Enterprise Corp.	36,800	19,061
*HannsTouch Holdings Co.	320,000	89,878
Harvatek Corp.	97,000	77,905
Heran Co., Ltd.	11,000	36,458
Hey Song Corp.	120,000	141,514
Hi-Clearance, Inc.	3,000	12,209
Highlight Tech Corp.	19,000	27,708
Highwealth Construction Corp.	222,693	279,439
Hi-Lai Foods Co., Ltd.	6,000	25,713
HIM International Music, Inc.	4,000	11,802
Hiroca Holdings, Ltd.	10,000	11,176
Hitron Technology, Inc.	18,000	16,538
Hiwin Mikrosystem Corp.	5,000	9,712
Hiwin Technologies Corp.	51,000	307,399
Hiyes International Co., Ltd.	16,000	39,464
Hocheng Corp.	166,820	91,292
Holiday Entertainment Co., Ltd.	32,000	86,228
Holtek Semiconductor, Inc.	57,000	108,253
Holy Stone Enterprise Co., Ltd.	59,300	173,503
Hon Hai Precision Industry Co., Ltd.	2,643,000	7,863,404
Hong Pu Real Estate Development Co., Ltd.	89,000	74,224
Hong TAI Electric Industrial	224,000	168,164
Hota Industrial Manufacturing Co., Ltd.	113,000	215,653

78

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Hotai Motor Co., Ltd.	9,120	$169,550
Hotron Precision Electronic Industrial Co., Ltd.	22,360	23,956
Hsin Kuang Steel Co., Ltd.	260,000	373,547
Hsin Yung Chien Co., Ltd.	9,000	28,858
*HTC Corp.	365,000	496,269
Hu Lane Associate, Inc.	76,000	323,354
#HUA ENG Wire & Cable Co., Ltd.	149,000	88,201
*Hua Jung Components Co., Ltd.	21,000	8,223
Hua Nan Financial Holdings Co., Ltd.	1,475,238	923,303
Hua Yu Lien Development Co., Ltd.	6,000	12,486
Huaku Development Co., Ltd.	152,000	429,265
Huang Hsiang Construction Corp.	54,000	64,181
Huikwang Corp.	9,000	9,254
Hung Ching Development & Construction Co., Ltd.	65,000	45,391
Hung Sheng Construction, Ltd.	239,000	132,266
Huxen Corp.	7,000	11,050
Hwa Fong Rubber Industrial Co., Ltd.	89,000	37,867
#Hwacom Systems, Inc.	82,000	42,978
*Ibase Gaming, Inc.	7,000	9,766
#Ibase Technology, Inc.	78,000	186,132
*IBF Financial Holdings Co., Ltd.	1,351,715	479,258
IC Plus Corp.	22,000	31,235
Ichia Technologies, Inc.	670,000	673,408
I-Chiun Precision Industry Co., Ltd.	165,000	235,787
*Ideal Bike Corp.	31,000	9,376
Info-Tek Corp.	49,000	77,953
Ingentec Corp.	13,000	68,737
Innodisk Corp.	36,839	338,462
Innolux Corp.	5,784,852	2,166,979
Inpaq Technology Co., Ltd.	80,456	162,723
Insyde Software Corp.	13,000	60,120
Intai Technology Corp.	20,000	70,911
#Integrated Service Technology, Inc.	78,000	202,244
IntelliEPI, Inc.	6,000	10,174
International Games System Co., Ltd.	37,000	710,683
Inventec Corp.	655,000	811,808
Iron Force Industrial Co., Ltd.	24,000	62,451
I-Sheng Electric Wire & Cable Co., Ltd.	47,000	65,135
ITE Technology, Inc.	90,000	450,902
ITEQ Corp.	226,000	528,855
Jarllytec Co., Ltd.	37,000	169,400
Jean Co., Ltd.	151,800	89,859
Jentech Precision Industrial Co., Ltd.	5,199	92,167
#Jess-Link Products Co., Ltd.	66,000	169,095
Jetway Information Co., Ltd.	18,000	19,423
Jetwell Computer Co., Ltd.	9,000	19,257
Jia Wei Lifestyle, Inc.	33,000	58,603
Jiin Yeeh Ding Enterprise Co., Ltd.	40,000	61,785
#Jinan Acetate Chemical Co., Ltd.	13,117	391,468
Johnson Health Tech Co., Ltd.	57,000	115,810
Joinsoon Electronics Manufacturing Co., Ltd.	16,000	12,258
Jourdeness Group, Ltd.	11,000	21,128
JPP Holding Co., Ltd.	9,000	34,685
K Laser Technology, Inc.	79,000	55,776
#Kaori Heat Treatment Co., Ltd.	34,000	219,084
Kedge Construction Co., Ltd.	27,420	61,544
KEE TAI Properties Co., Ltd.	422,000	195,810
#Kenda Rubber Industrial Co., Ltd.	321,602	289,526

79

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Kent Industrial Co., Ltd.	13,000	$9,419
Kerry TJ Logistics Co., Ltd.	95,000	108,663
Key Ware Electronics Co., Ltd.	27,310	8,967
Keystone Microtech Corp.	14,000	94,527
Kindom Development Co., Ltd.	229,000	241,108
King Chou Marine Technology Co., Ltd.	27,000	32,715
King Slide Works Co., Ltd.	43,000	930,661
King Yuan Electronics Co., Ltd.	1,042,000	2,451,198
King’s Town Bank Co., Ltd.	470,000	538,323
Kinik Co.	45,000	225,451
Kinko Optical Co., Ltd.	83,000	66,021
#Kinpo Electronics	2,301,000	986,092
#Kinsus Interconnect Technology Corp.	342,000	999,587
KMC Kuei Meng International, Inc.	29,000	107,739
#KNH Enterprise Co., Ltd.	81,000	46,450
Ko Ja Cayman Co., Ltd.	29,000	61,603
#KS Terminals, Inc.	92,000	189,474
Kung Long Batteries Industrial Co., Ltd.	32,000	128,257
*Kung Sing Engineering Corp.	241,000	68,507
Kuo Toong International Co., Ltd.	363,000	398,421
*Kuo Yang Construction Co., Ltd.	68,000	37,737
Kwong Lung Enterprise Co., Ltd.	216,000	340,299
L&K Engineering Co., Ltd.	175,000	685,217
La Kaffa International Co., Ltd.	17,000	53,723
#LandMark Optoelectronics Corp.	239,000	691,910
*Lang, Inc.	21,000	20,654
#Lanner Electronics, Inc.	313,760	860,942
Largan Precision Co., Ltd.	17,000	1,084,939
Laster Tech Corp., Ltd.	112,000	169,373
*Leader Electronics, Inc.	54,000	31,632
Leadtrend Technology Corp.	6,000	12,394
*Lealea Enterprise Co., Ltd.	398,440	124,685
*Leatec Fine Ceramics Co., Ltd.	20,000	13,411
LEE CHI Enterprises Co., Ltd.	68,000	29,980
Lelon Electronics Corp.	51,000	85,694
Lemtech Holdings Co., Ltd.	20,000	49,823
Leo Systems, Inc.	11,000	11,158
*Leofoo Development Co., Ltd.	100,000	51,488
*Li Cheng Enterprise Co., Ltd.	59,000	36,199
*Li Peng Enterprise Co., Ltd.	406,000	95,132
Lian HWA Food Corp.	42,000	113,045
Lien Hwa Industrial Holdings Corp.	93,090	177,656
Ligitek Electronics Co., Ltd.	18,000	9,379
Lingsen Precision Industries, Ltd.	307,000	200,187
Lite-On Technology Corp.	687,000	2,118,082
Liton Technology Corp.	21,000	22,240
*Long Bon International Co., Ltd.	20,000	9,681
Long Da Construction & Development Corp.	104,000	80,481
Longchen Paper & Packaging Co., Ltd.	478,104	204,154
Longwell Co.	145,000	282,087
Lotes Co., Ltd.	22,285	565,456
Lotus Pharmaceutical Co., Ltd.	29,000	225,312
Lu Hai Holding Corp.	10,000	9,342
Lucky Cement Corp.	107,000	44,205
Lumax International Corp., Ltd.	42,000	105,146
*Lung Yen Life Service Corp.	89,000	97,685
Lungteh Shipbuilding Co., Ltd.	22,000	53,855
Luxe Green Energy Technology Co., Ltd.	35,000	31,833

80

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
LuxNet Corp.	8,000	$37,860
M3 Technology, Inc.	5,000	18,190
M31 Technology Corp.	2,200	59,146
Macauto Industrial Co., Ltd.	34,000	76,627
Machvision, Inc.	20,000	110,683
Macroblock, Inc.	11,000	33,914
Macronix International Co., Ltd.	948,000	789,148
Makalot Industrial Co., Ltd.	106,000	1,181,409
Marketech International Corp.	41,000	167,489
Materials Analysis Technology, Inc.	27,347	172,842
Maxigen Biotech, Inc.	16,000	23,160
Mayer Steel Pipe Corp.	56,000	48,257
Mechema Chemicals International Corp.	6,000	14,114
Medeon Biodesign, Inc.	13,649	20,199
MediaTek, Inc.	296,000	7,684,045
Mega Financial Holding Co., Ltd.	2,484,195	2,810,851
*Mercuries & Associates Holding, Ltd.	265,083	102,977
Mercuries Data Systems, Ltd.	21,000	18,452
*Mercuries Life Insurance Co., Ltd.	1,319,670	205,060
Merida Industry Co., Ltd.	37,000	188,793
Merry Electronics Co., Ltd.	98,000	267,698
METAAGE Corp.	75,000	139,433
Micro-Star International Co., Ltd.	232,000	1,180,207
Mildef Crete, Inc.	23,000	56,020
MIN AIK Technology Co., Ltd.	57,000	34,269
Mirle Automation Corp.	77,000	87,481
*Mobiletron Electronics Co., Ltd.	20,000	32,372
#momo.com, Inc.	22,200	364,810
#MOSA Industrial Corp.	124,000	91,370
Mosel Vitelic, Inc.	46,000	47,014
#Motech Industries, Inc.	263,000	221,363
MPI Corp.	245,000	1,427,624
MSSCORPS Co., Ltd.	36,000	139,294
Nak Sealing Technologies Corp.	40,000	154,771
Namchow Holdings Co., Ltd.	79,000	119,468
Nan Liu Enterprise Co., Ltd.	15,000	32,557
Nan Pao Resins Chemical Co., Ltd.	26,000	159,519
Nan Ya Plastics Corp.	721,000	1,375,980
Nan Ya Printed Circuit Board Corp.	119,000	865,855
Nang Kuang Pharmaceutical Co., Ltd.	29,000	46,761
Nantex Industry Co., Ltd.	130,000	137,876
Nanya Technology Corp.	538,000	1,073,180
National Aerospace Fasteners Corp.	22,000	58,671
National Petroleum Co., Ltd.	6,000	11,895
Netronix, Inc.	42,000	104,887
*Newmax Technology Co., Ltd.	20,000	19,732
#Nexcom International Co., Ltd.	73,000	91,151
Nichidenbo Corp.	152,000	260,558
Nidec Chaun-Choung Technology Corp.	3,000	11,053
Nien Made Enterprise Co., Ltd.	29,000	255,711
Niko Semiconductor Co., Ltd.	25,120	44,377
Nova Technology Corp.	14,000	53,522
Novatek Microelectronics Corp.	154,000	2,157,947
#Nuvoton Technology Corp.	115,000	450,285
#O-Bank Co., Ltd.	659,000	189,360
*Ocean Plastics Co., Ltd.	99,000	106,066
OK Biotech Co., Ltd.	21,214	15,501
#Oneness Biotech Co., Ltd.	62,575	378,132

81

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
#Optimax Technology Corp.	119,000	$114,285
#Orient Semiconductor Electronics, Ltd.	440,000	561,616
Oriental Union Chemical Corp.	454,000	254,750
O-TA Precision Industry Co., Ltd.	45,000	118,344
Pacific Construction Co.	36,000	10,056
Pacific Hospital Supply Co., Ltd.	33,000	84,446
Paiho Shih Holdings Corp.	30,650	19,277
Pan German Universal Motors, Ltd.	10,000	94,034
#Pan Jit International, Inc.	607,000	1,115,375
Pan-International Industrial Corp.	422,000	441,711
Panion & BF Biotech, Inc.	15,000	52,258
Parade Technologies, Ltd.	6,000	195,160
Parpro Corp.	32,000	33,149
*PChome Online, Inc.	82,230	112,817
#PCL Technologies, Inc.	55,000	127,686
P-Duke Technology Co., Ltd.	31,000	90,128
Pegatron Corp.	1,087,000	2,526,894
Pegavision Corp.	17,371	198,694
*PharmaEssentia Corp.	15,087	150,010
Phison Electronics Corp.	74,000	1,062,032
#Phoenix Silicon International Corp.	135,940	204,528
*Phytohealth Corp.	54,000	37,043
Pixart Imaging, Inc.	50,000	198,088
Planet Technology Corp.	11,000	41,036
*Polaris Group	14,000	31,596
Polytronics Technology Corp.	6,000	9,564
Posiflex Technology, Inc.	26,000	80,160
Pou Chen Corp.	240,000	213,473
Power Wind Health Industry, Inc.	15,000	54,339
Powerchip Semiconductor Manufacturing Corp.	2,143,000	1,754,174
Powertech Technology, Inc.	309,000	1,000,308
Powertip Technology Corp.	35,000	16,240
Poya International Co., Ltd.	14,140	216,885
President Chain Store Corp.	130,000	1,032,064
President Securities Corp.	387,000	207,609
Primax Electronics, Ltd.	828,000	1,761,431
Prince Housing & Development Corp.	405,000	132,981
Pro Hawk Corp.	3,000	13,874
Progate Group Corp.	5,000	29,366
Prolific Technology, Inc.	16,000	12,752
Promate Electronic Co., Ltd.	92,000	153,735
Prosperity Dielectrics Co., Ltd.	62,000	84,967
Qisda Corp.	784,000	1,023,660
QST International Corp.	18,597	32,682
Qualipoly Chemical Corp.	17,000	17,584
Quang Viet Enterprise Co., Ltd.	31,000	105,611
Quanta Computer, Inc.	339,000	1,975,366
#Quanta Storage, Inc.	171,000	360,083
Quintain Steel Co., Ltd.	182,087	73,542
*Radium Life Tech Co., Ltd.	322,000	86,767
#Rafael Microelectronics, Inc.	11,000	53,414
Raydium Semiconductor Corp.	66,000	729,490
Realtek Semiconductor Corp.	65,000	804,609
Rechi Precision Co., Ltd.	355,000	208,502
*Rexon Industrial Corp., Ltd.	80,000	98,166
*Rich Development Co., Ltd.	334,000	91,442
*Right WAY Industrial Co., Ltd.	19,000	9,519
*Ritek Corp.	386,000	93,897

82

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Ruby Tech Corp.	16,000	$39,759
Ruentex Development Co., Ltd.	497,700	497,163
Ruentex Engineering & Construction Co.	21,000	64,421
Run Long Construction Co., Ltd.	28,500	82,508
Sakura Development Co., Ltd.	71,869	96,387
Sampo Corp.	162,000	139,849
San Fang Chemical Industry Co., Ltd.	110,000	79,189
San Far Property, Ltd.	86,000	45,870
San Fu Chemical Co., Ltd.	6,000	22,661
San Shing Fastech Corp.	14,000	23,265
Sanitar Co., Ltd.	9,000	9,698
Sanyang Motor Co., Ltd.	518,000	1,062,032
Savior Lifetec Corp.	100,000	56,421
SCI Pharmtech, Inc.	32,951	90,822
Scientech Corp.	13,000	72,545
ScinoPharm Taiwan, Ltd.	111,000	90,689
SciVision Biotech, Inc.	16,000	36,158
SDI Corp.	136,000	421,397
Sea Sonic Electronics Co., Ltd.	19,000	53,014
Senao International Co., Ltd.	41,000	45,443
#Senao Networks, Inc.	12,000	84,723
Sensortek Technology Corp.	15,000	194,235
Sercomm Corp.	273,000	946,894
Sesoda Corp.	631,000	590,438
Shanghai Commercial & Savings Bank, Ltd. (The)	583,592	771,885
Shan-Loong Transportation Co., Ltd.	10,000	9,357
Sharehope Medicine Co., Ltd.	88,200	87,561
Sheng Yu Steel Co., Ltd.	61,000	43,820
ShenMao Technology, Inc.	69,000	124,449
Shih Her Technologies, Inc.	21,000	46,811
Shih Wei Navigation Co., Ltd.	478,516	261,129
Shihlin Electric & Engineering Corp.	91,000	265,691
Shin Hsiung Natural Gas Co., Ltd.	5,500	10,123
*Shin Kong Financial Holding Co., Ltd.	7,005,000	1,876,783
Shin Ruenn Development Co., Ltd.	26,000	39,800
Shin Zu Shing Co., Ltd.	93,000	265,223
*Shining Building Business Co., Ltd.	352,000	110,153
Shinkong Insurance Co., Ltd.	82,000	168,626
Shinkong Synthetic Fibers Corp.	190,000	88,161
Shiny Chemical Industrial Co., Ltd.	38,000	147,033
Shuttle, Inc.	315,000	157,816
Sigurd Microelectronics Corp.	282,000	515,573
Silergy Corp.	24,000	211,993
Simplo Technology Co., Ltd.	40,000	411,284
Sinbon Electronics Co., Ltd.	54,000	461,168
Sincere Navigation Corp.	371,000	247,066
Singatron Enterprise Co., Ltd.	31,000	24,372
Sinmag Equipment Corp.	20,000	88,793
Sino-American Silicon Products, Inc.	325,000	1,638,277
#Sinon Corp.	232,000	261,076
SinoPac Financial Holdings Co., Ltd.	3,946,595	2,171,935
Sinphar Pharmaceutical Co., Ltd.	77,000	75,967
Sinyi Realty, Inc.	78,000	68,056
#Sitronix Technology Corp.	157,000	1,379,528
Siward Crystal Technology Co., Ltd.	459,000	421,711
Solar Applied Materials Technology Corp.	236,000	284,495
Solteam, Inc.	30,000	38,477
Sonix Technology Co., Ltd.	26,000	39,599

83

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Southeast Cement Co., Ltd.	19,000	$10,632
Speed Tech Corp.	60,000	92,493
Spirox Corp.	45,000	51,472
Sporton International, Inc.	37,450	247,088
Sports Gear Co., Ltd.	31,000	63,080
St. Shine Optical Co., Ltd.	31,000	173,470
Standard Chemical & Pharmaceutical Co., Ltd.	41,000	76,350
Standard Foods Corp.	197,000	229,282
Stark Technology, Inc.	49,000	169,955
Sumeeko Industries Co., Ltd.	4,000	9,188
Sun Yad Construction Co., Ltd.	67,503	21,228
Sunjuice Holdings Co., Ltd.	3,000	20,626
Sunko INK Co., Ltd.	64,000	33,445
SunMax Biotechnology Co., Ltd.	14,000	83,737
Sunny Friend Environmental Technology Co., Ltd.	50,617	161,519
#Sunonwealth Electric Machine Industry Co., Ltd.	96,000	257,500
Sunplus Innovation Technology, Inc.	10,000	36,380
Sunplus Technology Co., Ltd.	279,000	258,915
Sunrex Technology Corp.	186,000	283,287
Sunspring Metal Corp.	19,000	13,092
Superior Plating Technology Co., Ltd.	10,000	18,129
#Supreme Electronics Co., Ltd.	405,373	694,889
Swancor Holding Co., Ltd.	66,000	175,403
Symtek Automation Asia Co., Ltd.	59,304	181,560
Syncmold Enterprise Corp.	52,000	107,415
Syngen Biotech Co., Ltd.	2,000	9,835
Synmosa Biopharma Corp.	201,036	232,739
Synnex Technology International Corp.	202,000	427,853
Syscom Computer Engineering Co.	10,000	14,768
*Sysgration	54,000	53,359
Systex Corp.	77,000	237,398
#TA Chen Stainless Pipe	754,392	861,730
Ta Ya Electric Wire & Cable	434,076	428,254
TA-I Technology Co., Ltd.	45,000	61,739
*Tai Tung Communication Co., Ltd.	147,000	75,687
Taichung Commercial Bank Co., Ltd.	460,093	208,521
TaiDoc Technology Corp.	4,000	17,574
Taiflex Scientific Co., Ltd.	65,000	83,267
Taimide Tech, Inc.	43,000	50,709
Tainan Enterprises Co., Ltd.	53,000	50,655
Tainan Spinning Co., Ltd.	581,000	254,361
Tai-Saw Technology Co., Ltd.	46,000	37,512
Taishin Financial Holding Co., Ltd.	7,847,022	4,173,304
TaiSol Electronics Co., Ltd.	41,000	75,718
Taisun Enterprise Co., Ltd.	111,000	68,787
Taita Chemical Co., Ltd.	101,100	51,431
TAI-TECH Advanced Electronics Co., Ltd.	21,000	65,392
Taiwan Business Bank	3,619,156	1,422,668
Taiwan Cement Corp.	1,564,499	1,555,576
Taiwan Chelic Corp., Ltd.	6,000	10,396
Taiwan Cogeneration Corp.	103,373	125,890
Taiwan Cooperative Financial Holding Co., Ltd.	1,391,483	1,078,952
Taiwan Environment Scientific Co., Ltd.	22,000	41,714
Taiwan FamilyMart Co., Ltd.	13,000	74,549
Taiwan Fertilizer Co., Ltd.	151,000	276,069
Taiwan Fire & Marine Insurance Co., Ltd.	113,000	84,136
Taiwan FU Hsing Industrial Co., Ltd.	75,000	99,892
*Taiwan Glass Industry Corp.	485,000	272,892

84

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Taiwan High Speed Rail Corp.	367,000	$332,659
Taiwan Hon Chuan Enterprise Co., Ltd.	205,000	635,193
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	116,000	128,035
Taiwan IC Packaging Corp.	22,000	10,106
Taiwan Line Tek Electronic	61,630	73,059
#Taiwan Mask Corp.	135,000	283,028
Taiwan Mobile Co., Ltd.	684,000	2,020,262
Taiwan Navigation Co., Ltd.	133,000	112,354
#Taiwan Paiho, Ltd.	325,000	575,150
Taiwan PCB Techvest Co., Ltd.	247,000	322,886
Taiwan Sakura Corp.	100,000	196,084
Taiwan Sanyo Electric Co., Ltd.	9,000	10,461
Taiwan Secom Co., Ltd.	90,000	327,424
Taiwan Semiconductor Co., Ltd.	261,000	626,046
Taiwan Semiconductor Manufacturing Co., Ltd.	6,401,000	104,397,379
Taiwan Styrene Monomer	375,000	178,048
Taiwan Surface Mounting Technology Corp.	163,000	459,325
Taiwan Taxi Co., Ltd.	20,000	63,203
#*Taiwan TEA Corp.	518,000	316,214
#Taiwan Union Technology Corp.	512,000	1,681,147
Taiwan-Asia Semiconductor Corp.	263,000	363,262
Taiyen Biotech Co., Ltd.	40,000	41,005
*Tatung Co., Ltd.	297,000	327,813
TBI Motion Technology Co., Ltd.	19,000	18,042
TCI Co., Ltd.	57,000	304,023
Tehmag Foods Corp.	10,000	88,639
TEKOM Technologies, Inc.	3,000	10,637
Test Research, Inc.	69,000	127,853
Test Rite International Co., Ltd.	39,000	24,108
Thermaltake Technology Co., Ltd.	35,000	39,818
Thinking Electronic Industrial Co., Ltd.	32,000	134,669
Thye Ming Industrial Co., Ltd.	64,000	107,933
Ton Yi Industrial Corp.	455,000	220,241
Tong Hsing Electronic Industries, Ltd.	147,960	611,273
Tong Yang Industry Co., Ltd.	1,126,000	2,544,652
Tong-Tai Machine & Tool Co., Ltd.	107,000	56,906
Top Union Electronics Corp.	46,000	43,752
Topco Scientific Co., Ltd.	66,358	345,753
Topco Technologies Corp.	10,000	21,335
Topkey Corp.	43,000	213,442
Topoint Technology Co., Ltd.	45,000	36,835
Toung Loong Textile Manufacturing	16,000	10,680
Transcend Information, Inc.	64,000	144,831
Transcom, Inc.	11,000	53,414
Tripod Technology Corp.	119,000	605,365
Trusval Technology Co., Ltd.	16,000	32,952
Tsang Yow Industrial Co., Ltd.	36,000	35,517
Tsann Kuen Enterprise Co., Ltd.	8,000	9,508
TSC Auto ID Technology Co., Ltd.	9,698	69,517
#TSEC Corp.	503,093	440,507
TSRC Corp.	303,000	213,926
TST Group Holding, Ltd.	3,000	11,932
TTET Union Corp.	6,000	26,083
TTFB Co., Ltd.	10,750	78,384
TTY Biopharm Co., Ltd.	118,000	305,232
#*Tul Corp.	18,000	50,168
Tung Ho Steel Enterprise Corp.	327,000	655,311
Tung Thih Electronic Co., Ltd.	87,000	355,403

85

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
TURVO International Co., Ltd.	13,000	$53,707
TXC Corp.	357,000	1,055,536
TYC Brother Industrial Co., Ltd.	947,000	1,091,962
*Tycoons Group Enterprise	161,713	58,583
*Tyntek Corp.	114,000	63,265
Ubright Optronics Corp.	10,000	15,909
UDE Corp.	61,000	94,222
#Ultra Chip, Inc.	62,000	167,258
#U-Ming Marine Transport Corp.	690,000	942,408
Unic Technology Corp.	34,000	21,699
Unictron Technologies Corp.	8,000	24,911
Uniform Industrial Corp.	36,000	42,843
Unimicron Technology Corp.	473,000	2,085,371
Union Bank Of Taiwan	634,973	258,414
*Union Insurance Co., Ltd.	38,000	41,767
Uni-President Enterprises Corp.	1,943,000	4,067,510
Unitech Computer Co., Ltd.	10,000	9,958
Unitech Printed Circuit Board Corp.	3,020,485	1,722,799
United Integrated Services Co., Ltd.	156,000	1,154,309
#United Microelectronics Corp.	5,132,000	7,309,955
#United Microelectronics Corp., Sponsored ADR	57,600	410,112
United Orthopedic Corp.	44,000	90,347
United Radiant Technology	17,000	9,329
United Recommend International Co., Ltd.	15,150	40,637
United Renewable Energy Co., Ltd.	886,000	407,011
#Universal Cement Corp.	372,300	290,976
Universal Microwave Technology, Inc.	8,000	41,560
Universal Vision Biotechnology Co., Ltd.	23,239	212,794
UPC Technology Corp.	318,000	144,612
UPI Semiconductor Corp.	7,000	51,904
Userjoy Technology Co., Ltd.	6,050	14,232
USI Corp.	453,000	268,853
Utechzone Co., Ltd.	26,000	55,471
UVAT Technology Co., Ltd.	7,000	10,629
Value Valves Co., Ltd.	17,000	47,224
Vanguard International Semiconductor Corp.	579,000	1,251,361
Ventec International Group Co., Ltd.	44,000	114,494
VIA Labs, Inc.	6,000	37,275
Via Technologies, Inc.	15,000	55,033
Viking Tech Corp.	28,000	41,998
Visco Vision, Inc.	24,000	136,889
VisEra Technologies Co., Ltd.	10,000	63,049
Visual Photonics Epitaxy Co., Ltd.	70,000	317,250
Voltronic Power Technology Corp.	20,000	798,520
#Wafer Works Corp.	1,008,000	1,354,981
#Waffer Technology Corp.	37,000	123,200
Wah Hong Industrial Corp.	21,000	25,024
Wah Lee Industrial Corp.	76,000	220,959
Walsin Lihwa Corp.	952,279	1,008,503
Walsin Technology Corp.	410,000	1,320,950
Walton Advanced Engineering, Inc.	132,000	60,638
Wan Hai Lines, Ltd.	251,150	357,735
*We&Win Diversification Co., Ltd.	52,000	40,721
WEI Chih Steel Industrial Co., Ltd.	59,000	41,110
Wei Chuan Foods Corp.	199,000	113,504
#Weikeng Industrial Co., Ltd.	536,000	444,532
Well Shin Technology Co., Ltd.	41,000	61,497
Weltrend Semiconductor	17,000	33,701

86

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Wha Yu Industrial Co., Ltd.	40,000	$22,815
Wholetech System Hitech, Ltd.	7,000	10,672
Winbond Electronics Corp.	1,988,000	1,529,231
Winmate, Inc.	9,000	31,355
Winstek Semiconductor Co., Ltd.	132,000	342,667
WinWay Technology Co., Ltd.	7,000	137,043
Wisdom Marine Lines Co., Ltd.	592,000	761,104
#Wistron Corp.	847,000	2,334,571
Wistron Information Technology & Services Corp.	35,176	117,669
Wistron NeWeb Corp.	334,000	1,312,934
Wiwynn Corp.	20,000	937,259
Wonderful Hi-Tech Co., Ltd.	70,000	63,990
Wowprime Corp.	37,686	277,692
WPG Holdings, Ltd.	687,000	1,516,547
#WT Microelectronics Co., Ltd.	71,000	259,396
WW Holding, Inc.	5,000	13,180
*XAC Automation Corp.	17,000	11,085
XinTec, Inc.	91,000	324,048
Yageo Corp.	59,122	958,784
#Yankey Engineering Co., Ltd.	20,951	170,851
#YC INOX Co., Ltd.	288,000	233,082
YCC Parts Manufacturing Co., Ltd.	28,000	51,019
Yea Shin International Development Co., Ltd.	132,674	105,534
*Yeh-Chiang Technology Corp.	11,000	9,665
Yem Chio Co., Ltd.	255,000	125,790
Yen Sun Technology Corp.	51,000	60,536
*Yeong Guan Energy Technology Group Co., Ltd.	46,000	72,329
YFC-Boneagle Electric Co., Ltd.	50,000	40,928
#YFY, Inc.	583,000	535,637
Yieh Phui Enterprise Co., Ltd.	427,250	203,515
Yonyu Plastics Co., Ltd.	12,000	11,580
*Young Optics, Inc.	12,000	20,348
Youngtek Electronics Corp.	57,000	100,521
Yuanta Financial Holding Co., Ltd.	3,827,037	2,867,180
Yuanta Futures Co., Ltd.	25,000	45,244
Yuen Foong Yu Consumer Products Co., Ltd.	30,000	34,685
Yulon Motor Co., Ltd.	481,536	1,100,102
Yungshin Construction & Development Co., Ltd.	59,000	151,161
YungShin Global Holding Corp.	97,000	132,334
Yusin Holding Corp.	18,000	60,768
Zeng Hsing Industrial Co., Ltd.	31,297	103,246
Zenitron Corp.	121,000	117,512
Zero One Technology Co., Ltd.	154,000	287,251
Zhen Ding Technology Holding, Ltd.	271,000	814,629
*Zhong Yang Technology Co., Ltd.	18,000	21,477
Zig Sheng Industrial Co., Ltd.	174,000	53,378
#*Zinwell Corp.	332,000	243,613
Zippy Technology Corp.	62,000	86,783
Zyxel Group Corp.	767,365	1,291,757

TOTAL TAIWAN		417,734,707

THAILAND — (1.9%)
AAPICO Hitech PCL - NVDR	273,300	212,907
*Absolute Clean Energy PCL, Class F	337,400	14,269
Advanced Info Service PCL	154,300	944,453
Advanced Info Service PCL, Class F	83,200	509,258
Advanced Information Technology PCL - NVDR	2,500	301
Advanced Information Technology PCL, Class F	632,100	75,973
After You PCL	175,500	45,898

87

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
*Airports of Thailand PCL - NVDR	316,100	$587,040
*Airports of Thailand PCL, Class F	134,400	249,599
Amata Corp. PCL	668,800	442,858
Amata Corp. PCL, Class F	148,500	98,332
AP Thailand PCL	2,438,400	732,690
Asia Plus Group Holdings PCL - NVDR	8,100	617
Asia Plus Group Holdings PCL, Class F	1,199,700	91,457
Asian Sea Corp. PCL, Class F	135,300	23,527
Asset World Corp. PCL	13,500	1,300
Asset World Corp. PCL, Class F	704,700	67,838
Assetwise PCL, Class F	132,400	31,680
B Grimm Power PCL - NVDR, Class R	150,300	92,415
B Grimm Power PCL, Class F	29,500	18,139
Bangchak Corp. PCL	995,300	1,142,272
Bangkok Bank PCL	140,000	613,480
Bangkok Bank PCL, Class F	43,700	191,493
#Bangkok Chain Hospital PCL	747,600	418,078
Bangkok Dusit Medical Services PCL - NVDR	2,238,200	1,650,200
Bangkok Dusit Medical Services PCL, Class F	148,500	109,487
Bangkok Expressway & Metro PCL - NVDR, Class R	664,900	146,142
Bangkok Expressway & Metro PCL, Class F	773,600	170,034
Bangkok Insurance PCL - NVDR	100	832
Bangkok Insurance PCL, Class F	31,920	265,537
*Bangkok Land PCL - NVDR	35,700	685
*Bangkok Land PCL, Class F	9,171,800	176,074
*Bangkok Ranch PCL	2,200	151
#Banpu PCL	6,287,400	1,329,463
Banpu Power PCL	103,100	40,445
Banpu Power PCL - NVDR	1,500	588
BCPG PCL	1,700	419
BCPG PCL	341,700	84,136
BEC World PCL	210,769	31,666
Berli Jucker PCL - NVDR	27,100	21,300
Berli Jucker PCL, Class F	177,000	139,118
*Better World Green PCL	2,062,100	29,834
*Better World Green PCL - NVDR	561,400	8,122
BG Container Glass PCL - NVDR, Class R	800	196
Brooker Group PCL (The)	97,400	1,084
BTS Group Holdings PCL	403,700	83,677
BTS Group Holdings PCL - NVDR	117,400	24,334
Bumrungrad Hospital PCL - NVDR	165,900	1,200,084
Bumrungrad Hospital PCL, Class F	35,800	258,969
Business Online PCL, Class F	2,800	748
Cal-Comp Electronics Thailand PCL	1,129,227	47,755
Cal-Comp Electronics Thailand PCL - NVDR	10,616	449
Carabao Group PCL	50,300	94,463
Carabao Group PCL, Class F	35,000	65,730
Central Pattana PCL - NVDR	38,400	66,773
Central Pattana PCL, Class F	138,200	240,314
*Central Plaza Hotel PCL - NVDR	26,800	33,554
*Central Plaza Hotel PCL, Class F	53,900	67,483
Central Retail Corp. PCL, Class F	221,300	226,272
Central Retail Corp. PCL, Class R	205,800	210,424
CH Karnchang PCL - NVDR	77,500	47,006
CH Karnchang PCL, Class F	367,600	222,958
Charoen Pokphand Foods PCL	1,458,100	758,614
Chularat Hospital PCL	935,200	82,221
#Chularat Hospital PCL	3,133,300	275,474

88

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
CK Power PCL - NVDR	4,100	$344
CK Power PCL, Class F	639,000	53,691
#Com7 PCL	347,600	258,699
Com7 PCL, Class F	92,800	69,066
CP ALL PCL - NVDR	121,000	185,999
CP ALL PCL, Class F	242,700	373,073
Delta Electronics Thailand PCL	203,200	446,624
Delta Electronics Thailand PCL - NVDR	195,300	429,261
Diamond Building Products PCL - NVDR	1,300	279
Dohome PCL	449,875	137,682
Don Muang Tollway PCL, Class F	133,000	44,034
Dynasty Ceramic PCL - NVDR	11,200	495
Dynasty Ceramic PCL, Class F	2,222,434	98,314
Eastern Polymer Group PCL	336,900	61,864
Eastern Water Resources Development and Management PCL, Class F	341,600	39,917
Ekachai Medical Care PCL	276,490	58,848
Ekachai Medical Care PCL - NVDR	12,537	2,668
Electricity Generating PCL	11,200	38,016
Electricity Generating PCL - NVDR	300	1,018
Energy Absolute PCL	281,700	329,176
*Erawan Group PCL (The)	860,600	124,508
*Erawan Group PCL (The)	797,100	115,321
Exotic Food PCL	400	345
Exotic Food PCL, Class F	31,600	27,255
Forth Corp. PCL	108,000	67,007
#Forth Corp. PCL	2,900	1,799
#Forth Smart Service PCL - NVDR	113,200	24,093
Forth Smart Service PCL, Class F	145,700	31,011
Frasers Property Thailand PCL - NVDR, Class R	1,000	415
GFPT PCL - NVDR	445,900	126,540
Global Power Synergy PCL - NVDR	4,000	4,340
Global Power Synergy PCL, Class F	82,400	89,409
Gulf Energy Development PCL, Class F	190,500	229,231
Gulf Energy Development PCL, Class R	68,700	82,667
Gunkul Engineering PCL	1,129,000	71,618
Gunkul Engineering PCL	2,674,300	169,643
Haad Thip PCL - NVDR	400	174
Haad Thip PCL, Class F	33,300	14,453
#Hana Microelectronics PCL	402,700	585,409
Home Product Center PCL	454,600	150,511
Home Product Center PCL	1,009,600	334,263
Ichitan Group PCL - NVDR	274,100	116,679
Ichitan Group PCL, Class F	229,300	97,608
Index Livingmall PCL, Class F	97,300	61,180
Indorama Ventures PCL - NVDR	71,900	47,410
Interpharma PCL	85,700	22,771
Intouch Holdings PCL - NVDR	400	790
Intouch Holdings PCL, Class F	13,700	27,063
*Italian-Thai Development PCL - NVDR	16,700	576
*Italian-Thai Development PCL, Class F	3,535,600	121,977
*Jasmine International PCL	1,105,500	63,360
*Jasmine International PCL	2,417,800	138,573
#Jaymart Group Holdings PCL, Class R	622,200	283,900
Karmarts PCL - NVDR	837,400	246,962
Karmarts PCL, Class F	112,700	33,237
Kasikornbank PCL	48,500	177,443
KCE Electronics PCL	372,400	525,820
KCE Electronics PCL, Class F	16,900	23,862

89

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
KGI Securities Thailand PCL	5,500	$673
KGI Securities Thailand PCL, Class F	809,200	99,060
Khon Kaen Sugar Industry PCL - NVDR	5,200	414
Khon Kaen Sugar Industry PCL, Class F	1,288,400	102,520
#Kiatnakin Phatra Bank PCL - NVDR	68,700	94,136
#Kiatnakin Phatra Bank PCL, Class F	29,200	40,011
Krung Thai Bank PCL - NVDR	225,000	117,688
Krung Thai Bank PCL, Class F	331,400	173,341
Krungthai Card PCL	108,400	131,947
Lalin Property PCL - NVDR	1,500	344
Land & Houses PCL	1,226,500	257,636
Land & Houses PCL, Class F	36,700	7,709
Lanna Resources PCL	87,300	35,705
#Lanna Resources PCL	900	368
LH Financial Group PCL - NVDR, Class R	4,900	135
LH Financial Group PCL, Class F	2,157,700	59,432
*Loxley PCL - NVDR	4,900	217
LPN Development PCL	770,300	85,297
LPN Development PCL	4,000	443
Major Cineplex Group PCL	526,100	222,486
*Master Ad PCL, Class F	857,000	11,445
MBK PCL	399,200	177,706
MBK PCL - NVDR	2,300	1,024
MC Group PCL	140,000	47,520
MC Group PCL, Class F	166,500	56,515
MCS Steel PCL	227,600	41,477
Mega Lifesciences PCL	182,700	207,137
Mega Lifesciences PCL	51,400	58,275
Minor International PCL - NVDR	1,527,600	1,190,034
Minor International PCL, Class F	140,100	109,141
MK Restaurants Group PCL - NVDR	400	451
MK Restaurants Group PCL, Class F	8,100	9,127
Namyong Terminal PCL	195,300	19,344
Namyong Terminal PCL - NVDR	67,500	6,686
Netbay PCL - NVDR	300	169
Netbay PCL, Class F	74,000	41,589
Noble Development PCL - NVDR	2,400	231
Noble Development PCL, Class F	379,700	36,552
Nonthavej Hospital PCL	200	206
Northeast Rubber PCL, Class F	355,100	45,249
Northeast Rubber PCL, Class R	64,800	8,257
NSL Foods PCL, Class F	16,500	8,309
NSL Foods PCL, Class R	26,600	13,395
*Nusasiri PCL	2,145,100	21,485
Origin Property PCL - NVDR	2,500	623
Origin Property PCL, Class F	579,900	144,400
#Osotspa PCL - NVDR	172,500	112,784
#Osotspa PCL, Class F	150,700	98,531
Plan B Media PCL - NVDR	1,064,300	241,331
Plan B Media PCL, Class F	745,500	169,043
*Platinum Group PCL (The) - NVDR	3,800	305
*Platinum Group PCL (The), Class F	680,900	54,559
Polyplex Thailand PCL	280,600	77,288
Praram 9 Hospital PCL, Class F	49,550	22,195
#Praram 9 Hospital PCL, Class R	179,100	80,226
#Precious Shipping PCL	1,164,900	272,245
Premier Marketing PCL - NVDR	700	162
Prima Marine PCL	191,500	32,234

90

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Prima Marine PCL - NVDR, Class R	4,200	$707
*Principal Capital PCL - NVDR	1,000	121
Property Perfect PCL	4,473,200	37,336
Property Perfect PCL - NVDR	24,885	208
Pruksa Holding PCL	377,400	131,251
Pruksa Holding PCL - NVDR	2,400	835
PTG Energy PCL - NVDR	750,600	170,199
PTT Exploration & Production PCL	693,500	3,164,332
PTT Global Chemical PCL	218,100	209,347
PTT Global Chemical PCL, Class F	120,900	116,048
PTT Oil & Retail Business PCL, Class F	324,300	165,116
PTT PCL	5,269,100	4,874,385
Quality Houses PCL - NVDR	475,100	29,609
Quality Houses PCL, Class F	4,029,051	251,098
R&B Food Supply PCL	36,000	10,917
R&B Food Supply PCL, Class F	152,000	46,096
*Rabbit Holdings PCL	11,500	160
*Rabbit Holdings PCL, Class F	3,481,500	48,432
Rajthanee Hospital PCL - NVDR	400	289
#Ratch Group PCL - NVDR	266,550	239,166
Ratch Group PCL, Class F	28,700	25,752
Ratchaphruek Hospital PCL	408,700	71,637
Ratchaphruek Hospital PCL	1,500	263
Regional Container Lines PCL	29,200	15,923
Regional Container Lines PCL, Class F	109,700	59,821
Rojana Industrial Park PCL - NVDR	2,900	484
Rojana Industrial Park PCL, Class F	521,200	87,006
RS PCL	226,400	85,666
RS PCL - NVDR	58,740	22,226
*S Hotels & Resorts PCL - NVDR	191,100	12,548
*S Hotels & Resorts PCL, Class F	501,000	32,896
Sabina PCL	94,900	64,424
#Sabina PCL - NVDR	9,200	6,246
Sahamitr Pressure Container PCL - NVDR	800	236
Sahamitr Pressure Container PCL, Class F	89,807	26,486
*Samart Corp. PCL	201,300	24,419
#*Samart Corp. PCL - NVDR	121,900	14,787
Sansiri PCL	545,200	23,208
Sansiri PCL - NVDR	28,943,100	1,232,050
Sappe PCL - NVDR	27,400	58,128
Sappe PCL, Class F	39,300	83,373
SC Asset Corp. PCL	1,174,000	110,402
SC Asset Corp. PCL - NVDR	5,300	498
SCG Ceramics PCL, Class F	342,500	20,583
SCG Packaging PCL	56,000	56,090
SCG Packaging PCL, Class F	69,600	69,711
SCGJWD Logistics PCL	22,700	7,326
*SEN X PCL, Class R	5,309,800	82,729
Sena Development PCL	146,500	9,619
Sermsang Power Corp. Co., Ltd.	204,670	32,743
Sermsang Power Corp. Co., Ltd., Class R	1,331	213
Siam Cement PCL (The)	13,000	104,166
Siam Cement PCL (The) - NVDR	25,400	203,525
Siam City Cement PCL - NVDR	300	1,114
Siam City Cement PCL, Class F	25,500	94,714
Siam Global House PCL	43,541	19,140
Siam Global House PCL	234,745	103,192
*Siam Wellness Group PCL, Class F	93,300	30,890

91

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Siamgas & Petrochemicals PCL	128,400	$28,400
Siamgas & Petrochemicals PCL - NVDR	2,400	531
Sikarin PCL - NVDR	1,800	526
Sikarin PCL, Class F	138,800	40,548
Singer Thailand PCL	204,800	49,572
Singha Estate PCL	1,951,357	47,776
SiS Distribution Thailand PCL, Class F	18,300	9,572
#SISB PCL, Class R	113,500	92,366
*SKY ICT PCL, Class F	40,845	30,683
SNC Former PCL, Class F	150,700	40,670
#Somboon Advance Technology PCL - NVDR	1,000	492
Somboon Advance Technology PCL, Class F	219,600	108,143
SPCG PCL	251,375	90,220
SPCG PCL - NVDR	1,800	646
Sri Trang Agro-Industry PCL	854,900	342,507
Sri Trang Agro-Industry PCL, Class F	84,800	33,974
Sri Trang Gloves Thailand PCL, Class F	161,800	26,335
Srinanaporn Marketing PCL, Class R	221,200	99,699
Srivichai Vejvivat PCL	131,900	27,156
Star Petroleum Refining PCL	124,800	25,694
Star Petroleum Refining PCL	773,300	159,210
Starflex PCL, Class F	144,300	13,249
Stars Microelectronics Thailand PCL	427,300	57,302
Stars Microelectronics Thailand PCL - NVDR	1,600	215
Supalai PCL	301,700	154,449
Supalai PCL	364,300	186,496
*Super Energy Corp. PCL - NVDR, Class R	32,600	390
*Super Energy Corp. PCL, Class F	14,663,980	175,433
Susco PCL - NVDR	532,200	66,928
SVI PCL	153,800	29,739
SVI PCL - NVDR	900	174
Synnex Thailand PCL	148,500	38,217
*Syntec Construction PCL - NVDR	3,700	157
TAC Consumer PCL	256,500	30,829
Taokaenoi Food & Marketing PCL - NVDR	276,300	79,179
Taokaenoi Food & Marketing PCL, Class F	90,100	25,820
Tata Steel Thailand PCL, Class F	884,600	19,689
Thai Nakarin Hospital PCL - NVDR	300	292
Thai Oil PCL	225,133	294,394
Thai Oil PCL	108,900	142,403
*Thai Reinsurance PCL - NVDR	5,600	122
Thai Solar Energy PCL	450,900	21,452
Thai Solar Energy PCL - NVDR	1,500	71
Thai Union Group PCL - NVDR	2,186,000	821,061
Thai Vegetable Oil PCL, Class F	360,420	211,584
Thaicom PCL	171,100	59,505
Thaicom PCL	248,100	86,284
Thaifoods Group PCL - NVDR	5,100	454
Thaifoods Group PCL, Class F	475,700	42,352
Thaire Life Assurance PCL, Class F	84,180	7,401
Thaitheparos PCL - NVDR	300	332
Thanachart Capital PCL - NVDR	1,800	2,454
Thanachart Capital PCL, Class F	121,500	165,640
Thonburi Healthcare Group PCL, Class F	55,000	95,256
Thonburi Healthcare Group PCL, Class R	8,400	14,548
Thoresen Thai Agencies PCL - NVDR	151,000	21,636
Thoresen Thai Agencies PCL, Class F	600,000	85,971
Tipco Asphalt PCL - NVDR	2,400	1,255

92

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Tipco Asphalt PCL, Class F	451,400	$236,108
Tisco Financial Group PCL - NVDR	69,100	185,042
TISCO Financial Group PCL, Class F	53,200	142,464
TKS Technologies PCL	36,700	6,739
TKS Technologies PCL - NVDR	146,000	26,809
TMBThanachart Bank PCL	2,329,700	108,245
TMBThanachart Bank PCL - NVDR	34,000	1,580
TOA Paint Thailand PCL	28,000	16,827
TOA Paint Thailand PCL - NVDR	1,000	601
TPI Polene PCL - NVDR	19,900	764
TPI Polene PCL, Class F	4,118,700	158,136
TPI Polene Power PCL	1,438,000	132,028
TPI Polene Power PCL - NVDR	9,000	826
TQM Alpha PCL, Class F	183,662	155,851
TQM Alpha PCL, Class R	7,700	6,534
Triple i Logistics PCL	79,300	23,387
Triple i Logistics PCL	215,500	63,554
*True Corp. PCL, Class F	972,300	163,662
*True Corp. PCL, Class R	3,468,508	583,835
TTCL PCL	178,000	18,423
TTCL PCL - NVDR	1,600	166
TTW PCL	483,300	121,691
TTW PCL - NVDR	2,800	705
Union Auction PCL - NVDR	600	166
Union Auction PCL, Class F	166,500	46,092
*Unique Engineering & Construction PCL	237,000	18,331
United Paper PCL	116,900	34,801
United Paper PCL - NVDR, Class R	1,100	327
Univanich Palm Oil PCL - NVDR	2,100	482
Univanich Palm Oil PCL, Class F	487,700	111,943
VGI PCL	1,054,000	56,303
WHA Corp. PCL - NVDR	1,840,200	255,992
WHA Corp. PCL, Class F	1,005,000	139,807
WHA Utilities and Power PCL	423,400	43,350
WHA Utilities and Power PCL - NVDR	2,300	236
WICE Logistics PCL - NVDR	92,300	15,922
WICE Logistics PCL, Class F	42,100	7,262
Workpoint Entertainment PCL, Class F	64,100	18,904
*XSpring Capital PCL, Class F	2,110,100	51,663
#*Xspring Capital PCL, Class R	2,882,500	70,574
YGGDRAZIL Group PCL, Class F	185,300	38,666

TOTAL THAILAND		46,195,929

TURKEY — (1.2%)
Adel Kalemcilik Ticaret ve Sanayi AS	1,390	24,570
Afyon Cimento Sanayi TAS	124,875	59,894
Agesa Hayat ve Emeklilik AS	27,358	56,954
Akbank TAS	2,562,411	2,668,126
Akcansa Cimento AS	17,312	103,164
Aksa Akrilik Kimya Sanayii AS	48,788	152,782
Aksa Enerji Uretim AS	34,427	42,637
*Aksigorta AS	286,810	63,763
Alarko Holding AS	32,523	116,331
*Albaraka Turk Katilim Bankasi AS	781,199	114,863
*Alcatel-Lucent Teletas Telekomunikasyon AS	2,517	7,958
Alkim Alkali Kimya AS	64,712	85,725
*Anadolu Anonim Turk Sigorta Sirketi	56,285	117,175
Anadolu Efes Biracilik Ve Malt Sanayii AS	64,443	227,430
Anadolu Hayat Emeklilik AS	39,736	66,010

93

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	4,714	$37,838
Arcelik AS	9,050	43,438
ARD Grup Bilisim Teknolojileri AS	127,663	101,886
Aselsan Elektronik Sanayi Ve Ticaret AS	24,468	35,751
*Aydem Yenilenebilir Enerji AS	93,876	65,531
Ayen Enerji AS	7,493	7,521
Aygaz AS	15,958	77,498
Bagfas Bandirma Gubre Fabrikalari AS	10,465	12,502
*Banvit Bandirma Vitaminli Yem Sanayii AS	6,364	25,418
*Baticim Bati Anadolu Cimento Sanayii AS	37,528	157,048
Bera Holding AS	378,468	228,878
BIM Birlesik Magazalar AS	118,616	1,140,347
*Biotrend Cevre VE Enerji Yatirimlari AS	98,442	62,664
Bogazici Beton Sanayi Ve Ticaret AS	59,337	80,409
*Borusan Mannesmann Boru Sanayi ve Ticaret AS	92	3,001
Borusan Yatirim ve Pazarlama AS	500	41,092
Bosch Fren Sistemleri Sanayi ve Ticaret AS	184	64,267
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	14,215	40,822
*Bursa Cimento Fabrikasi AS	418,599	138,928
Celebi Hava Servisi AS	447	16,268
Cemtas Celik Makina Sanayi Ve Ticaret AS	171,327	72,000
Cimsa Cimento Sanayi VE Ticaret AS	222,908	289,618
Coca-Cola Icecek AS	26,910	349,825
Deva Holding AS	24,785	72,578
*Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	121,606	53,469
Dogus Otomotiv Servis ve Ticaret AS	24,212	212,658
EGE Endustri VE Ticaret AS	554	173,491
EGE Gubre Sanayii AS	10,152	46,072
ΩEnerjisa Enerji AS	59,021	101,467
Enka Insaat ve Sanayi AS	107,560	115,647
Erbosan Erciyas Boru Sanayii ve Ticaret AS	7,499	62,260
*Eregli Demir ve Celik Fabrikalari TAS	204,407	273,528
Escar Turizm Tasimacilik Ticaret AS	10,896	65,470
Esenboga Elektrik Uretim AS	12,989	41,249
*Europap Tezol Kagit Sanayi VE Ticaret AS	61,316	39,183
Ford Otomotiv Sanayi AS	12,801	355,760
Galata Wind Enerji AS	32,591	30,918
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	32,814	69,356
*Gersan Elektrik Ticaret ve Sanayi AS	23,566	23,822
*Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	18,082	55,091
Global Yatirim Holding AS	277,940	117,983
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	6,022	60,214
*Goodyear Lastikleri TAS	58,757	43,404
*Gubre Fabrikalari TAS	1,750	20,294
*Hektas Ticaret TAS	42,658	33,050
*Ihlas Holding AS	4,548	169
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	93,389	74,730
Info Yatirim AS	105,799	66,001
Is Yatirim Menkul Degerler AS	283,141	424,520
*Izmir Demir Celik Sanayi AS	447,225	94,684
Jantsa Jant Sanayi Ve Ticaret AS	3,246	15,007
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	40,756	37,194
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	932,295	822,475
*Karel Elektronik Sanayi ve Ticaret AS	379	401
*Karsan Otomotiv Sanayii Ve Ticaret AS	106,592	35,904
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	189,937	16,448
Kervan Gida Sanayi Ve Ticaret AS	43,062	34,945
KOC Holding AS	283,934	1,372,867

94

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
*Konya Cimento Sanayii AS	539	$150,233
Kordsa Teknik Tekstil AS	48,025	141,735
Koza Altin Isletmeleri AS	45,465	35,289
Logo Yazilim Sanayi Ve Ticaret AS	37,852	85,624
*Loras Holding A.S	251,704	32,294
ΩMavi Giyim Sanayi Ve Ticaret AS, Class B	101,987	344,249
Migros Ticaret AS	54,918	655,497
*ΩMLP Saglik Hizmetleri AS	41,219	222,756
*NET Holding AS	111,593	78,884
Nuh Cimento Sanayi AS	24,165	292,104
*ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,077,783	449,890
*Otokar Otomotiv Ve Savunma Sanayi A.S.	6,810	96,159
*Oyak Cimento Fabrikalari AS	91,813	231,538
*Parsan Makina Parcalari Sanayii AS	13,385	55,115
*Pegasus Hava Tasimaciligi AS	23,453	584,403
*Peker Gayrimenkul Yatirim Ortakligi AS	132,463	128,190
*Petkim Petrokimya Holding AS	234,903	163,395
Pinar SUT Mamulleri Sanayii AS	4,288	11,238
Polisan Holding AS	73,453	38,917
*Qua Granite Hayal	154,654	30,173
*Reysas Tasimacilik ve Lojistik Ticaret AS	992	1,097
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	116,238	129,661
*Sasa Polyester Sanayi AS	33,274	50,289
*Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	9,520	36,609
Sekerbank Turk AS	846,809	199,036
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	20,123	37,732
Sok Marketler Ticaret AS	175,585	371,119
Suwen Tekstil Sanayi Pazarlama AS	37,164	30,002
*TAV Havalimanlari Holding AS	18,370	74,408
Tekfen Holding AS	115,893	167,289
*Teknosa Ic Ve Dis Ticaret AS	64,000	71,934
Tofas Turk Otomobil Fabrikasi AS	28,689	244,071
*Tukas Gida Sanayi ve Ticaret AS	45,106	12,419
*Tumosan Motor ve Traktor Sanayi AS	21,910	75,040
*Turk Hava Yollari AO	201,697	1,549,116
*Turk Telekomunikasyon AS	109,309	74,218
Turk Traktor ve Ziraat Makineleri AS	4,851	124,263
*Turkcell Iletisim Hizmetleri AS	659,684	1,119,185
#Turkiye Garanti Bankasi AS	191,087	317,434
Turkiye Is Bankasi AS	851,387	631,331
Turkiye Petrol Rafinerileri AS	994,713	4,988,901
Turkiye Sigorta AS	74,172	98,152
Turkiye Sise ve Cam Fabrikalari AS	85,111	142,409
*Turkiye Vakiflar Bankasi TAO	273,242	157,420
*Ulker Biskuvi Sanayi AS	81,548	208,966
Ulusoy Un Sanayi ve Ticaret AS	25,270	24,205
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,837	28,345
Vestel Beyaz Esya Sanayi ve Ticaret AS	219,482	130,094
*Vestel Elektronik Sanayi ve Ticaret AS	94,570	203,729
Yapi ve Kredi Bankasi AS	1,377,977	839,661
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	86,562	91,541
Ziraat Gayrimenkul Yatirim Ortakligi AS	189,343	32,591
*Zorlu Enerji Elektrik Uretim AS	482,684	90,420

TOTAL TURKEY		28,242,611

UNITED ARAB EMIRATES — (1.7%)
Abu Dhabi Commercial Bank PJSC	782,096	1,709,837
Abu Dhabi Islamic Bank PJSC	863,820	2,422,365
Abu Dhabi National Hotels	1,353,310	354,079

95

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (Continued)
Abu Dhabi National Insurance Co. PSC	508	$834
Abu Dhabi National Oil Co. for Distribution PJSC	857,568	784,489
*Abu Dhabi Ports Co. PJSC	113,183	183,965
Abu Dhabi Ship Building Co. PJSC	30,040	32,551
ADNOC Drilling Co. PJSC	379,510	376,100
Agthia Group PJSC	219,857	266,366
Air Arabia PJSC	1,727,720	1,232,406
*Ajman Bank PJSC	1,923,517	1,073,566
AL Yah Satellite Communications Co-Pjsc-Yah Sat	278,728	192,749
Aldar Properties PJSC	702,356	994,351
*Alpha Dhabi Holding PJSC	25,335	130,227
Amanat Holdings PJSC	824,886	223,458
*Apex Investment Co. PSC	411,493	202,778
Aramex PJSC	496,458	310,878
Burjeel Holdings PLC	197,778	156,693
Dana Gas PJSC	4,747,786	1,047,021
*Deyaar Development PJSC	1,025,075	164,101
Dubai Electricity & Water Authority PJSC	220,546	142,908
Dubai Financial Market PJSC	744,474	265,522
Dubai Investments PJSC	1,159,050	713,164
Dubai Islamic Bank PJSC	1,538,631	2,262,076
Emaar Development PJSC	713,481	1,204,351
Emaar Properties PJSC	3,815,500	6,949,550
Emirates Driving Co.	5,026	35,577
Emirates Integrated Telecommunications Co. PJSC	96,525	141,384
Emirates NBD Bank PJSC	1,065,588	4,917,429
Emirates Telecommunications Group Co. PJSC	862,848	4,336,557
*EMSTEEL Building Materials PJSC	2,016,161	741,034
Fertiglobe PLC	1,063,016	929,017
First Abu Dhabi Bank PJSC	777,155	2,682,909
*Ghitha Holding PJSC	15,102	157,887
*Gulf Navigation Holding PJSC	439,374	861,283
*Gulf Pharmaceutical Industries PSC	74,802	15,681
*Islamic Arab Insurance Co.	652	105
*Manazel PJSC	939,595	92,604
*National Corp. for Tourism & Hotels	102,363	79,706
*Palms Sports PrJSC	165,419	580,971
*RAK Properties PJSC	1,283,317	373,850
Ras Al Khaimah Ceramics	339,874	224,855
*Union Properties PJSC	1,552,236	139,460

TOTAL UNITED ARAB EMIRATES		39,706,694

TOTAL COMMON STOCKS		2,323,148,850

PREFERRED STOCKS — (1.4%)
BRAZIL — (1.4%)
*Alpargatas SA	145,200	237,537
Banco ABC Brasil SA	57,176	212,128
ΩBanco BMG SA	62,008	28,403
Banco Bradesco SA	642,389	1,782,079
Banco do Estado do Rio Grande do Sul SA, Preference B	133,574	288,708
Banco Pan SA	168,375	234,717
Banco Pine SA	17,791	12,383
*Braskem SA, Preference A	21,600	68,830
Centrais Eletricas Brasileiras SA, Preference B	38,400	292,778
Cia de Ferro Ligas da Bahia FERBASA	16,112	155,369
Cia de Saneamento do Parana	431,265	372,857
Cia Energetica de Minas Gerais	344,789	802,662
Cia Energetica do Ceara, Preference A	3,228	25,565

96

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Cia Paranaense de Energia, Class B	347,479	$578,098
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	73,400	308,417
Eucatex SA Industria e Comercio	22,532	54,956
Gerdau SA	44,875	193,720
Itau Unibanco Holding SA	994,000	5,286,353
Marcopolo SA	338,100	351,308
Petroleo Brasileiro SA	3,000,500	20,669,715
Raizen SA	348,922	251,157
Randon SA Implementos e Participacoes	125,719	271,980
Schulz SA	68,532	99,747
Taurus Armas SA	37,600	110,347
Track & Field Co. SA	24,193	63,757
Unipar Carbocloro SA	29,250	412,504
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Preference A	210,900	276,433

TOTAL BRAZIL		33,442,508

COLOMBIA — (0.0%)
Bancolombia SA	2,793	17,824
Grupo Aval Acciones y Valores SA	32,705	3,636

TOTAL COLOMBIA		21,460

INDIA — (0.0%)
*<»TVS Holdings Pvt, Ltd.	134	16
*TVS Holdings, Ltd.	134,676	16,823

TOTAL INDIA		16,839

TOTAL PREFERRED STOCKS		33,480,807

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Localiza Rent A Car SA 11/13/2023	99	137

TOTAL BRAZIL		137

KOREA, REPUBLIC OF — (0.0%)
*Amicogen, Inc. 12/06/2023	705	1,832
*Cosmoam&T Co., Ltd. 11/08/2023	287	3,528
*Ecoplastic Corp. 11/8/2023	5,027	5,974
*Medipost Co., Ltd. 11/02/2023	2,678	2,142

TOTAL KOREA, REPUBLIC OF		13,476

KUWAIT — (0.0%)
*Gulf Bank KSCP 11/13/2023	85,224	1,762

TOTAL KUWAIT		1,762

TAIWAN — (0.0%)
*Concord International 11/27/2023	4,400	312
*Farglory F T Z Invest 11/08/2023	4,533	901
*FOCI Fiber Optic Communic 11/01/2023	4,399	1,804
*Gudeng Precision Industry 11/28/2023	983	1,091
*Phoenix Silicon Inter 11/20/2023	8,799	1,031
*Tai Tung Communication Co. 11/02/2023	14,610	180
*Winbond Electronics Corp. 11/6/2023	79,919	7,269

TOTAL TAIWAN		12,588

THAILAND — (0.0%)
*Bangkok Ranch PCL 09/01/2026	1,100	4
*<»Better World Green PCL	57,816	—
*Cal Co. Electronics 11/13/2023	377,602	210
*Cal-Co. Eleccal Co. Electronics Thai 11/13/2023	8,347	5
*Eastern Power Group PCL 06/29/2025	350	2
*Kiatnakin Phatra Bank PCL 03/17/2024	1,016	7
*Kiatnakin Phatra Bank PCL 03/17/2024	225	1
*Kiatnakin Phatra Bank PCL 03/17/2026	225	12

97

DIMENSIONAL EMERGING MARKETS CORE EQUITY 2 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
*Kiatnakin Phatra Bank PCL 03/17/2026	1,016	$57
*Nusasiri PCL 07/04/2025	133,360	—
*Power Solution Tec WTS 10/11/2025	1,833	4
*<»Samart Corp.	2,013	—
*<»Samart Corp.	1,219	—

TOTAL THAILAND		302

TOTAL RIGHTS/WARRANTS		28,265

TOTAL INVESTMENT SECURITIES — (99.4%) (Cost $2,372,906,133)		2,356,657,922

SECURITIES LENDING COLLATERAL — (0.6%)
@§The DFA Short Term Investment Fund	1,173,959	13,579,191

TOTAL INVESTMENTS — (100.0%) (Cost $2,386,485,324)		$2,370,237,113

*	Non-Income Producing Securities
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

98

DIMENSIONAL GLOBAL REAL ESTATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (96.9%)
AUSTRALIA — (4.8%)
Abacus Group	105,820	$64,320
*Abacus Storage King	105,820	66,665
Arena REIT	243,149	488,022
Aspen Group, Ltd.	612	636
BWP Trust	296,779	610,695
Carindale Property Trust	128	310
#Centuria Capital Group	458,386	332,311
Centuria Industrial REIT	330,139	593,640
Centuria Office REIT	221,958	153,884
Charter Hall Group	346,944	1,904,524
Charter Hall Long Wale REIT	420,757	804,537
Charter Hall Retail REIT	327,217	631,893
Charter Hall Social Infrastructure REIT	195,196	294,141
Cromwell Property Group	1,121,305	227,186
Dexus	726,369	2,980,164
Dexus Convenience Retail REIT	500	700
Dexus Industria REIT	133,866	201,723
Garda Property Group	632	384
GDI Property Group Partnership	216,496	70,594
Goodman Group	1,168,535	15,344,698
GPT Group (The)	1,290,780	2,958,480
Growthpoint Properties Australia, Ltd.	152,822	190,616
#HealthCo REIT	261,502	227,659
HMC Capital, Ltd.	199,778	537,582
HomeCo Daily Needs REIT	851,661	576,977
Hotel Property Investments, Ltd.	103,292	167,423
Ingenia Communities Group	298,829	737,896
Mirvac Group	2,693,286	3,103,571
National Storage REIT	872,223	1,104,499
Region RE, Ltd.	781,083	971,779
Scentre Group	3,600,067	5,538,915
Stockland	1,520,552	3,408,101
Vicinity, Ltd.	2,538,267	2,732,084
Waypoint REIT, Ltd.	460,714	618,408

TOTAL AUSTRALIA		47,645,017

BELGIUM — (0.9%)
Aedifica SA	28,872	1,570,142
Ascencio	1,908	86,217
Care Property Invest NV	18,729	230,829
Cofinimmo SA	27,909	1,731,646
Home Invest Belgium SA	167	2,415
Intervest Offices & Warehouses NV	12,779	270,824
Montea NV	9,596	676,539
#Nextensa SA	753	36,015
Retail Estates NV	6,387	388,187
Shurgard Self Storage, Ltd.	16,825	627,956
Vastned Belgium NV	8	231
Warehouses De Pauw CVA	114,815	2,830,114
Wereldhave Belgium Comm VA	12	542
Xior Student Housing NV	19,806	568,386

TOTAL BELGIUM		9,020,043

CANADA — (1.2%)
#Allied Properties Real Estate Investment Trust	40,200	458,973

1

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
Artis Real Estate Investment Trust	43,210	$191,733
Automotive Properties Real Estate Investment Trust	5,300	37,758
Boardwalk Real Estate Investment Trust	10,768	502,313
BSR Real Estate Investment Trust	12,106	126,508
#BTB Real Estate Investment Trust	22,967	47,481
Canadian Apartment Properties REIT	58,506	1,720,306
Choice Properties Real Estate Investment Trust	86,700	751,931
Crombie Real Estate Investment Trust	36,100	316,728
#CT Real Estate Investment Trust	36,505	332,641
Dream Industrial Real Estate Investment Trust	84,500	712,764
#Dream Office Real Estate Investment Trust	11,468	62,782
#European Residential Real Estate Investment Trust	23,800	37,031
Firm Capital Property Trust	100	358
#First Capital Real Estate Investment Trust	75,200	706,363
Granite Real Estate Investment Trust	17,244	784,411
Granite Real Estate Investment Trust	834	38,101
H&R Real Estate Investment Trust	93,153	572,372
InterRent Real Estate Investment Trust	54,448	461,234
Killam Apartment Real Estate Investment Trust	67,300	759,655
#ΩMinto Apartment Real Estate Investment Trust	14,300	133,910
Morguard North American Residential Real Estate Investment Trust	9,105	86,049
Morguard Real Estate Investment Trust	100	375
Nexus Industrial REIT	24,100	112,840
#NorthWest Healthcare Properties Real Estate Investment Trust	101,100	292,030
Plaza Retail REIT	8,200	20,733
Primaris Real Estate Investment Trust	39,668	355,176
PRO Real Estate Investment Trust	10,900	33,605
RioCan Real Estate Investment Trust	108,985	1,322,814
#Slate Grocery REIT, Class U	30,704	217,853
SmartCentres Real Estate Investment Trust	46,700	722,912

TOTAL CANADA		11,919,740

CHINA — (0.0%)
China Merchants Commercial Real Estate Investment Trust	12,000	1,963
Spring Real Estate Investment Trust	3,000	721
Yuexiu Real Estate Investment Trust	729,000	104,348

TOTAL CHINA		107,032

FRANCE — (1.5%)
Altarea SCA	2,605	185,035
ARGAN SA	7,513	513,006
Carmila SA	35,381	494,400
Covivio Hotels SACA	104	1,775
Covivio SA	31,083	1,327,337
Gecina SA	30,010	2,937,337
ICADE	22,619	736,378
Klepierre SA	145,790	3,528,905
Mercialys SA	73,889	627,932
Societe de la Tour Eiffel	12	162
*Unibail-Rodamco-Westfield	82,385	4,063,213

TOTAL FRANCE		14,415,480

GERMANY — (0.0%)
Deutsche Konsum REIT-AG	474	1,613
Hamborner REIT AG	41,295	272,370

TOTAL GERMANY		273,983

HONG KONG — (0.9%)
Champion REIT	1,352,000	426,787
Fortune Real Estate Investment Trust	1,241,000	694,678
Link REIT	1,711,620	7,853,073

2

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
Prosperity REIT	894,000	$154,244
Regal Real Estate Investment Trust	4,000	338
Sunlight Real Estate Investment Trust	149,000	41,132

TOTAL HONG KONG		9,170,252

INDIA — (0.2%)
ΩBrookfield India Real Estate Trust	63,083	184,365
Embassy Office Parks REIT	336,977	1,261,396
ΩMindspace Business Parks REIT	96,908	359,808

TOTAL INDIA		1,805,569

IRELAND — (0.0%)
Irish Residential Properties REIT PLC	310,893	299,040

TOTAL IRELAND		299,040

ITALY — (0.0%)
#Immobiliare Grande Distribuzione SIIQ SpA	44,413	91,073

TOTAL ITALY		91,073

JAPAN — (6.4%)
Activia Properties, Inc.	430	1,159,860
Advance Logistics Investment Corp.	446	362,525
Advance Residence Investment Corp.	879	1,906,643
AEON REIT Investment Corp.	1,239	1,178,091
Comforia Residential REIT, Inc.	494	1,047,073
CRE Logistics REIT, Inc.	500	524,943
Daiwa House REIT Investment Corp.	1,439	2,542,681
Daiwa Office Investment Corp.	170	741,986
Daiwa Securities Living Investments Corp.	1,614	1,191,490
ESCON Japan REIT Investment Corp.	161	125,870
Frontier Real Estate Investment Corp.	393	1,174,238
#Fukuoka REIT Corp.	358	384,842
Global One Real Estate Investment Corp.	640	485,140
GLP J-REIT	3,383	3,026,818
Hankyu Hanshin REIT, Inc.	542	508,198
Health Care & Medical Investment Corp.	173	161,525
#Heiwa Real Estate REIT, Inc.	623	581,266
Hoshino Resorts REIT, Inc.	139	545,188
Hulic REIT, Inc.	944	961,173
Ichigo Hotel REIT Investment Corp.	136	93,932
#Ichigo Office REIT Investment Corp.	539	302,163
Industrial & Infrastructure Fund Investment Corp.	1,491	1,335,988
Invincible Investment Corp.	4,773	1,831,102
Japan Excellent, Inc.	841	736,350
Japan Hotel REIT Investment Corp.	3,144	1,426,213
Japan Logistics Fund, Inc.	570	1,053,472
Japan Metropolitan Fund Invest	4,917	3,165,555
Japan Prime Realty Investment Corp.	560	1,308,990
Japan Real Estate Investment Corp.	719	2,663,403
#Kenedix Office Investment Corp.	3,118	3,245,033
LaSalle Logiport REIT	1,481	1,449,267
Marimo Regional Revitalization REIT, Inc.	107	89,658
Mirai Corp.	1,506	453,953
Mitsubishi Estate Logistics REIT Investment Corp.	281	706,002
Mitsui Fudosan Logistics Park, Inc.	428	1,290,119
Mori Hills REIT Investment Corp.	977	912,843
Mori Trust REIT, Inc.	1,459	710,016
#Nippon Accommodations Fund, Inc.	330	1,327,016
Nippon Building Fund, Inc.	1,107	4,436,918
#Nippon Prologis REIT, Inc.	1,509	2,678,327
NIPPON REIT Investment Corp.	271	624,511

3

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nomura Real Estate Master Fund, Inc.	3,074	$3,387,702
#NTT UD REIT Investment Corp.	696	573,087
One REIT, Inc.	195	337,093
Ooedo Onsen REIT Investment Corp.	118	50,645
Orix JREIT, Inc.	1,934	2,219,480
Samty Residential Investment Corp.	207	154,179
Sankei Real Estate, Inc.	282	170,565
Sekisui House REIT, Inc.	2,837	1,491,137
SOSiLA Logistics REIT, Inc.	546	431,911
Star Asia Investment Corp.	1,683	633,438
Starts Proceed Investment Corp.	129	176,918
Takara Leben Real Estate Investment Corp.	627	409,872
Tokyu REIT, Inc.	537	639,670
#Tosei REIT Investment Corp.	99	89,100
United Urban Investment Corp.	1,985	1,997,517
XYMAX REIT Investment Corp.	97	74,810

TOTAL JAPAN		63,287,505

KOREA, REPUBLIC OF — (0.1%)
E KOCREF CR-REIT Co., Ltd.	7,043	25,683
IGIS Residence REIT Co., Ltd.	4,054	10,581
IGIS Value Plus REIT Co., Ltd.	17,339	52,830
JR Global REIT	104,689	305,025
Koramco Life Infra REIT	8,587	33,889
Shinhan Alpha REIT Co., Ltd.	42,869	194,578
SK REITs Co., Ltd.	69,468	193,403

TOTAL KOREA, REPUBLIC OF		815,989

MALAYSIA — (0.1%)
Al-‘Aqar Healthcare REIT	900	236
Axis Real Estate Investment Trust	510,900	194,087
Capitaland Malaysia Trust	528,861	60,495
IGB Real Estate Investment Trust	567,300	202,416
KLCCP Stapled Group	15,800	22,782
Pavilion Real Estate Investment Trust	364,100	92,468
Sunway Real Estate Investment Trust	1,163,200	363,767
YTL Hospitality REIT	168,200	35,303

TOTAL MALAYSIA		971,554

MEXICO — (0.6%)
Asesor de Activos Prisma SAPI de CV	3,487	1,072
Concentradora Fibra Danhos SA de CV	114,143	122,280
ΩConcentradora Fibra Hotelera Mexicana SA de CV	3,200	1,897
ΩFIBRA Macquarie Mexico	418,248	642,674
Fibra Uno Administracion SA de CV	1,827,700	2,775,010
Prologis Property Mexico SA de CV	424,587	1,522,380
#TF Administradora Industrial S de RL de CV	485,325	786,069

TOTAL MEXICO		5,851,382

NETHERLANDS — (0.2%)
Eurocommercial Properties NV	35,874	767,480
NSI NV	12,138	218,878
Vastned Retail NV	5,327	106,532
Wereldhave NV	23,161	348,369

TOTAL NETHERLANDS		1,441,259

NEW ZEALAND — (0.3%)
Argosy Property, Ltd.	580,299	357,782
Goodman Property Trust	761,155	889,877
Kiwi Property Group, Ltd.	1,162,030	523,818
Precinct Properties Group	1,032,173	666,402

4

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
#Property for Industry, Ltd.	226,999	$278,591
Stride Property Group	379,572	300,258
Vital Healthcare Property Trust	273,515	318,179

TOTAL NEW ZEALAND		3,334,907

PHILIPPINES — (0.0%)
AREIT, Inc.	257,700	148,970
MREIT, Inc.	119,800	25,717

TOTAL PHILIPPINES		174,687

SAUDI ARABIA — (0.1%)
Al Rajhi REIT	187,921	414,753
Derayah REIT	47,302	99,607
Jadwa REIT Saudi Fund	45,338	155,896
Musharaka Real Estate Income Fund	23,007	34,097
Riyad REIT Fund	77,584	168,337

TOTAL SAUDI ARABIA		872,690

SINGAPORE — (2.9%)
AIMS APAC REIT	503,900	441,356
CapitaLand Ascendas REIT	2,510,700	4,764,658
CapitaLand Ascott Trust	1,728,100	1,135,207
CapitaLand China Trust	799,900	461,239
CapitaLand Integrated Commercial Trust	3,526,800	4,530,614
CDL Hospitality Trusts	669,800	474,221
Daiwa House Logistics Trust	330,600	124,272
ESR-LOGOS REIT	5,217,185	1,047,207
Far East Hospitality Trust	574,900	247,576
First Real Estate Investment Trust	602,500	103,345
Frasers Centrepoint Trust	716,000	1,081,800
Frasers Hospitality Trust	483,800	180,094
Frasers Logistics & Commercial Trust	2,279,900	1,730,664
IREIT Global	3,200	771
Keppel DC REIT	989,000	1,219,963
Keppel Pacific Oak US REIT	532,100	97,906
Keppel REIT	1,329,800	771,644
Lendlease Global Commercial REIT	3,915,531	1,457,553
Lippo Malls Indonesia Retail Trust	17,600	244
Manulife US Real Estate Investment Trust	707,000	35,350
Mapletree Industrial Trust	1,446,500	2,269,972
Mapletree Logistics Trust	2,426,100	2,603,093
Mapletree Pan Asia Commercial Trust	1,470,100	1,427,125
OUE Commercial Real Estate Investment Trust	998,800	171,321
PARAGON REIT	191,000	110,832
Parkway Life Real Estate Investment Trust	264,000	647,451
Prime US REIT	293,100	27,258
Sabana Industrial Real Estate Investment Trust	4,500	1,264
Sasseur Real Estate Investment Trust	346,800	158,206
Starhill Global REIT	886,300	287,875
Suntec Real Estate Investment Trust	1,467,300	1,178,081
United Hampshire US REIT	45,000	16,425

TOTAL SINGAPORE		28,804,587

SOUTH AFRICA — (0.4%)
Attacq, Ltd.	271,821	116,721
Burstone Group, Ltd.	398,671	157,368
Emira Property Fund, Ltd.	1,072	474
Equites Property Fund, Ltd.	546,239	333,625
Fairvest, Ltd., Class B	14,166	2,365
Growthpoint Properties, Ltd.	2,376,064	1,228,153
Hyprop Investments, Ltd.	249,380	377,258

5

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
Octodec Investments, Ltd.	660	$312
Redefine Properties, Ltd.	4,094,844	764,497
Resilient REIT, Ltd.	229,883	455,550
SA Corporate Real Estate, Ltd.	1,098,064	111,875
Stor-Age Property REIT, Ltd.	112,282	71,872
Vukile Property Fund, Ltd.	588,434	390,157

TOTAL SOUTH AFRICA		4,010,227

SPAIN — (0.3%)
Inmobiliaria Colonial Socimi SA	174,164	973,847
Lar Espana Real Estate Socimi SA	32,682	189,307
Merlin Properties Socimi SA	233,800	1,942,423

TOTAL SPAIN		3,105,577

TAIWAN — (0.0%)
Cathay No 1 REIT	57,000	31,053
Shin Kong No.1 REIT	147,000	97,622

TOTAL TAIWAN		128,675

THAILAND — (0.1%)
Frasers Property Thailand Industrial Freehold & Leasehold REIT, Class F	510,000	136,218
IMPACT Growth Real Estate Investment Trust, Class F	181,700	63,191
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	1,172,800	295,300

TOTAL THAILAND		494,709

TURKEY — (0.2%)
*Akfen Gayrimenkul Yatirim Ortakligi AS	552,888	85,006
*AKIS Gayrimenkul Yatirimi AS	206,102	82,680
Alarko Gayrimenkul Yatirim Ortakligi AS	33,040	45,311
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,596,868	370,252
Halk Gayrimenkul Yatirim Ortakligi AS	444,109	65,770
*Is Gayrimenkul Yatirim Ortakligi AS	202,142	154,610
*Kiler Gayrimenkul Yatirim Ortakligi AS	577,886	71,897
*Kuyumcukent Gayrimenkul Yatirimlari AS	63,210	118,409
*Marti Gayrimenkul Yatirim Ortakligi AS	68,222	18,519
*Ozak Gayrimenkul Yatirim Ortakligi	275,474	85,195
Panora Gayrimenkul Yatirim Ortakligi	26,467	34,145
*Reysas Gayrimenkul Yatirim Ortakligi AS	81,781	65,615
*Servet Gayrimenkul Yatirim Ortakligi AS	7,509	92,865
Torunlar Gayrimenkul Yatirim Ortakligi AS	73,316	86,810
*Vakif Gayrimenkul Yatirim Ortakligi AS	709,573	50,912
Yeni Gimat Gayrimenkul Ortakligi AS	27,322	35,904

TOTAL TURKEY		1,463,900

UNITED KINGDOM — (4.0%)
Abrdn Property Income Trust, Ltd.	278,177	157,299
Assura PLC	974,843	484,287
Balanced Commercial Property Trust, Ltd.	208,750	160,090
Big Yellow Group PLC	160,456	1,859,428
British Land Co. PLC (The)	808,302	2,917,969
CLS Holdings PLC	72,578	76,356
Custodian Property Income REIT PLC	315,905	314,717
Derwent London PLC	92,618	2,048,812
Ediston Property Investment Co. PLC	192,738	161,843
Empiric Student Property PLC	553,893	567,940
Great Portland Estates PLC	34,852	164,935
Hammerson PLC	3,042,647	813,735
Helical PLC	101,866	237,329
Impact Healthcare REIT PLC	229,478	230,564
Land Securities Group PLC	631,101	4,357,438
LondonMetric Property PLC	950,482	1,907,653

6

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
LXI REIT PLC	1,089,507	$1,133,664
NewRiver REIT PLC	234,637	222,081
Palace Capital PLC	36,510	99,238
Picton Property Income, Ltd.	243,385	191,967
Primary Health Properties PLC	581,882	633,708
PRS REIT PLC (The)	368,795	323,104
ΩRegional REIT, Ltd.	371,116	126,768
ΩResidential Secure Income PLC	169,906	110,508
Safestore Holdings PLC	184,235	1,528,026
Schroder Real Estate Investment Trust, Ltd.	401,501	197,316
Segro PLC	1,075,393	9,301,543
Shaftesbury Capital PLC	972,584	1,227,384
Target Healthcare REIT PLC	476,064	416,505
Town Centre Securities PLC	25,161	36,638
ΩTriple Point Social Housing REIT PLC	245,392	161,391
Tritax Big Box REIT PLC	1,651,738	2,741,873
UK Commercial Property REIT, Ltd.	366,400	234,308
UNITE Group PLC (The)	366,167	3,858,950
Urban Logistics REIT PLC	119,123	150,620
Warehouse REIT PLC	97,937	86,160
Workspace Group PLC	108,634	635,643

TOTAL UNITED KINGDOM		39,877,790

UNITED STATES — (71.7%)
Acadia Realty Trust	62,629	896,847
Agree Realty Corp.	65,417	3,659,427
Alexander’s, Inc.	1,698	319,207
Alexandria Real Estate Equities, Inc.	112,039	10,434,192
Alpine Income Property Trust, Inc.	5,953	91,676
American Assets Trust, Inc.	30,543	542,138
American Homes 4 Rent, Class A	223,503	7,317,488
American Tower Corp.	319,390	56,912,104
Americold Realty Trust, Inc.	183,748	4,817,873
Apartment Income REIT Corp.	101,354	2,960,550
*Apartment Investment and Management Co.	85,688	502,132
#Apple Hospitality REIT, Inc.	164,183	2,574,389
#*Ashford Hospitality Trust, Inc.	7,801	16,460
AvalonBay Communities, Inc.	97,277	16,122,690
Boston Properties, Inc.	106,954	5,729,526
#Braemar Hotels & Resorts, Inc.	48,271	126,470
Brandywine Realty Trust	100,203	374,759
Brixmor Property Group, Inc.	205,940	4,281,493
Broadstone Net Lease, Inc.	148,487	2,101,091
#BRT Apartments Corp.	7,484	121,465
Camden Property Trust	72,441	6,148,792
CareTrust REIT, Inc.	66,987	1,441,560
#CBL & Associates Properties, Inc.	7,470	154,853
Centerspace	9,575	465,154
Chatham Lodging Trust	28,434	263,015
City Office REIT, Inc.	29,048	110,673
Clipper Realty, Inc.	4,895	23,251
Community Healthcare Trust, Inc.	14,917	427,670
COPT Defense Properties	83,728	1,908,998
Cousins Properties, Inc.	115,314	2,060,661
Creative Media & Community Trust Corp.	36	144
Crown Castle, Inc.	297,278	27,640,908
CTO Realty Growth, Inc.	10,983	177,815
CubeSmart	162,904	5,553,397
DiamondRock Hospitality Co.	146,093	1,129,299

7

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
UNITED STATES — (Continued)
#Digital Realty Trust, Inc.	207,350	$25,786,046
#Diversified Healthcare Trust	111,678	231,173
#Douglas Emmett, Inc.	111,580	1,250,812
Easterly Government Properties, Inc.	55,949	602,011
EastGroup Properties, Inc.	30,895	5,043,609
Elme Communities	54,692	697,870
Empire State Realty Trust, Inc.	89,331	722,688
EPR Properties	56,809	2,425,744
Equinix, Inc.	64,116	46,781,598
Equity Commonwealth	76,159	1,442,452
Equity LifeStyle Properties, Inc.	121,055	7,965,419
Equity Residential	246,371	13,631,707
Essential Properties Realty Trust, Inc.	124,785	2,739,031
Essex Property Trust, Inc.	44,031	9,419,112
Extra Space Storage, Inc.	144,626	14,981,807
Federal Realty Investment Trust	50,312	4,587,951
First Industrial Realty Trust, Inc.	90,330	3,820,959
Four Corners Property Trust, Inc.	58,821	1,252,887
#Gaming and Leisure Properties, Inc.	180,220	8,180,186
Getty Realty Corp.	32,349	861,130
Gladstone Commercial Corp.	27,038	323,104
Global Medical REIT, Inc.	36,754	318,290
#Global Net Lease, Inc.	129,559	1,028,698
Healthcare Realty Trust, Inc.	260,021	3,731,301
Healthpeak Properties, Inc.	368,072	5,723,520
Hersha Hospitality Trust, Class A	20,657	204,917
Highwoods Properties, Inc.	73,478	1,314,521
Host Hotels & Resorts, Inc.	487,584	7,547,800
#Hudson Pacific Properties, Inc.	73,932	329,737
Independence Realty Trust, Inc.	175,432	2,173,603
#Innovative Industrial Properties, Inc.	20,444	1,468,493
InvenTrust Properties Corp.	47,675	1,196,643
Invitation Homes, Inc.	419,169	12,445,128
Iron Mountain, Inc.	200,300	11,831,721
#JBG SMITH Properties	57,897	745,134
Kilroy Realty Corp.	85,041	2,430,472
Kimco Realty Corp.	422,272	7,575,560
Kite Realty Group Trust	149,213	3,181,221
Lamar Advertising Co., Class A	59,388	4,885,851
LTC Properties, Inc.	23,683	748,620
LXP Industrial Trust	219,603	1,737,060
Macerich Co. (The)	161,173	1,566,602
#Medical Properties Trust, Inc.	439,932	2,102,875
Mid-America Apartment Communities, Inc.	80,119	9,466,060
National Health Investors, Inc.	29,718	1,487,089
National Storage Affiliates Trust	55,224	1,574,989
#NETSTREIT Corp.	40,063	570,898
NexPoint Residential Trust, Inc.	12,772	344,716
NNN REIT, Inc.	125,064	4,543,575
#Omega Healthcare Investors, Inc.	166,424	5,508,634
One Liberty Properties, Inc.	9,881	181,810
Orion Office REIT, Inc.	37,134	177,501
Outfront Media, Inc.	93,900	916,464
Paramount Group, Inc.	95,762	409,861
Park Hotels & Resorts, Inc.	161,212	1,858,774
#Pebblebrook Hotel Trust	80,062	955,140
Phillips Edison & Co., Inc.	79,247	2,798,212
Physicians Realty Trust	170,385	1,850,381

8

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

	Shares	Value
UNITED STATES — (Continued)
Piedmont Office Realty Trust, Inc., Class A	75,528	$393,501
Plymouth Industrial REIT, Inc.	23,725	473,077
Postal Realty Trust, Inc., Class A	11,442	151,492
Prologis, Inc.	633,825	63,857,869
Public Storage	108,348	25,863,751
#Realty Income Corp.	482,806	22,875,348
Regency Centers Corp.	106,163	6,397,382
Retail Opportunity Investments Corp.	84,120	987,569
Rexford Industrial Realty, Inc.	141,594	6,122,525
RLJ Lodging Trust	101,737	956,328
RPT Realty	50,775	547,862
Ryman Hospitality Properties, Inc.	38,635	3,307,156
Sabra Health Care REIT, Inc.	174,001	2,373,374
Saul Centers, Inc.	7,556	262,722
SBA Communications Corp.	74,325	15,506,425
Service Properties Trust	99,726	723,014
Simon Property Group, Inc.	224,848	24,708,547
SITE Centers Corp.	139,868	1,630,861
#SL Green Realty Corp.	44,159	1,293,417
Spirit Realty Capital, Inc.	96,148	3,460,367
STAG Industrial, Inc.	121,552	4,037,957
Summit Hotel Properties, Inc.	60,838	343,126
Sun Communities, Inc.	85,372	9,496,781
Sunstone Hotel Investors, Inc.	140,724	1,308,733
#Tanger Factory Outlet Centers, Inc.	76,595	1,727,217
Terreno Realty Corp.	57,380	3,057,206
UDR, Inc.	214,530	6,824,199
UMH Properties, Inc.	41,226	569,331
Uniti Group, Inc.	159,629	734,293
Universal Health Realty Income Trust	7,503	288,415
Urban Edge Properties	82,523	1,308,815
Ventas, Inc.	276,181	11,726,645
VICI Properties, Inc.	698,597	19,490,856
Vornado Realty Trust	105,403	2,023,738
Welltower, Inc.	355,078	29,688,072
Whitestone REIT	28,642	284,988
WP Carey, Inc.	146,709	7,870,938
Xenia Hotels & Resorts, Inc.	64,790	753,508

TOTAL UNITED STATES		710,514,739

TOTAL COMMON STOCKS		959,897,406

TOTAL INVESTMENT SECURITIES — (96.9%) (Cost $1,069,316,024)		959,897,406
SECURITIES LENDING COLLATERAL — (3.1%)
@§The DFA Short Term Investment Fund	2,644,420	30,588,014

TOTAL INVESTMENTS — (100.0%) (Cost $1,099,904,038)		$990,485,420

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

9

DIMENSIONAL GLOBAL REAL ESTATE ETF

CONTINUED

PLC	Public Limited Company
SA	Special Assessment

10

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (8.8%)
*Alphabet, Inc., Class A	78,654	$9,759,388
*Alphabet, Inc., Class C	70,188	8,794,556
*Altice USA, Inc., Class A	4,966	14,352
#*Angi, Inc.	32	52
AT&T, Inc.	6,488	99,915
*Atlanta Braves Holdings, Inc.	107	3,721
*Bumble, Inc., Class A	1,121	15,066
Cable One, Inc.	197	108,324
*Cardlytics, Inc.	1,719	21,298
*Cargurus, Inc.	3,087	53,189
*Cars.com, Inc.	3,512	53,488
*Charter Communications, Inc., Class A	909	366,145
#*Cinemark Holdings, Inc.	2,541	41,901
Comcast Corp., Class A	76,261	3,148,817
DallasNews Corp.	4	17
*EchoStar Corp., Class A	16	222
Electronic Arts, Inc.	7,791	964,448
#*Emerald Holding, Inc.	20	100
Endeavor Group Holdings, Inc., Class A	679	15,454
Entravision Communications Corp., Class A	16	57
*Eventbrite, Inc., Class A	2,305	19,085
*EverQuote, Inc., Class A	12	103
*EW Scripps Co. (The), Class A	4,784	26,169
Fox Corp., Class A	5,713	173,618
Fox Corp., Class B	4,879	136,173
Gray Television, Inc.	2,558	16,678
*IMAX Corp.	12	219
*Integral Ad Science Holding Corp.	9,358	107,430
Interpublic Group of Cos., Inc. (The)	12,268	348,411
John Wiley & Sons, Inc., Class A	2,031	61,478
*Liberty Broadband Corp., Class A	4	333
*Liberty Broadband Corp., Class C	319	26,576
*Liberty Media Corp.-Liberty Formula One	359	20,660
*Liberty Media Corp.-Liberty Formula One	3,072	198,728
*Liberty Media Corp.-Liberty Live	1,740	55,454
*Liberty Media Corp.-Liberty Live	5	156
*Liberty Media Corp.-Liberty SiriusXM	7,500	184,125
*Liberty Media Corp.-Liberty SiriusXM	2,849	69,772
*Lions Gate Entertainment Corp., Class A	12	94
*Lions Gate Entertainment Corp., Class B	224	1,671
*Live Nation Entertainment, Inc.	1,462	116,989
*Madison Square Garden Entertainment Corp.	331	10,089
#*Madison Square Garden Sports Corp.	4	673
*Magnite, Inc.	3,659	24,296
*Match Group, Inc.	10,278	355,619
*Meta Platforms, Inc., Class A	47,329	14,258,808
*Netflix, Inc.	4,889	2,012,752
New York Times Co. (The), Class A	5,670	228,558
News Corp., Class A	14,274	295,186
News Corp., Class B	2,329	49,934
Nexstar Media Group, Inc.	2,139	299,631
Omnicom Group, Inc.	5,609	420,170
*Ooma, Inc.	4	44

1

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
COMMUNICATION SERVICES — (Continued)
#Paramount Global, Class B	11,419	$124,239
*Pinterest, Inc., Class A	7,257	216,839
*Playtika Holding Corp.	7,441	62,504
*PubMatic, Inc., Class A	1,816	20,466
*QuinStreet, Inc.	204	2,307
*ROBLOX Corp., Class A	2,139	68,042
#*Roku, Inc.	2,358	140,466
Scholastic Corp.	1,673	61,734
Shutterstock, Inc.	464	18,876
#Sirius XM Holdings, Inc.	2,087	8,932
*Snap, Inc., Class A	16,999	170,160
*Sphere Entertainment Co.	331	10,893
*Spotify Technology SA	3,486	574,353
*Take-Two Interactive Software, Inc.	3,572	477,755
*TechTarget, Inc.	554	13,950
TEGNA, Inc.	3,591	52,105
*Thryv Holdings, Inc.	1,537	26,790
TKO Group Holdings, Inc.	228	18,691
Townsquare Media, Inc., Class A	4	34
*Trade Desk, Inc. (The), Class A	3,634	257,869
*TripAdvisor, Inc.	3,202	47,262
*Urban One, Inc.	4	22
*Urban One, Inc.	12	64
Verizon Communications, Inc.	71,293	2,504,523
*Vimeo, Inc.	5,670	17,464
#*Vivid Seats, Inc., Class A	4,991	29,347
*Walt Disney Co. (The)	21,360	1,742,762
#*Warner Bros Discovery, Inc.	46,973	466,912
Warner Music Group Corp., Class A	750	23,475
*WideOpenWest, Inc.	4,389	30,899
*Yelp, Inc.	1,494	63,032
*Ziff Davis, Inc.	1,941	117,353
*ZipRecruiter, Inc.	1,815	19,330
*ZoomInfo Technologies, Inc.	12,754	165,292

TOTAL COMMUNICATION SERVICES		50,534,934

CONSUMER DISCRETIONARY — (12.0%)
*1-800-Flowers.com, Inc., Class A	20	150
Aaron’s Co., Inc. (The)	1,853	13,731
*Abercrombie & Fitch Co.	4,824	293,396
Academy Sports & Outdoors, Inc.	3,414	153,084
#Acushnet Holdings Corp.	1,775	90,454
*Adient PLC	3,297	111,076
ADT, Inc.	16,767	94,901
*Adtalem Global Education, Inc.	2,809	145,506
*Airbnb, Inc., Class A	5,900	697,911
*Amazon.com, Inc.	87,099	11,592,006
American Eagle Outfitters, Inc.	8,082	141,193
*America’s Car-Mart, Inc.	300	20,094
*Aptiv PLC	5,171	450,911
Aramark	8,564	230,629
Arko Corp.	3,250	24,537
*Asbury Automotive Group, Inc.	1,282	245,336
Autoliv, Inc.	1,707	156,447
*AutoNation, Inc.	2,474	321,818
*AutoZone, Inc.	299	740,662
Bassett Furniture Industries, Inc.	4	62
Bath & Body Works, Inc.	5,106	151,393
*Beazer Homes USA, Inc.	1,163	28,133

2

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Best Buy Co., Inc.	10,201	$681,631
*BJ’s Restaurants, Inc.	495	12,731
#Bloomin’ Brands, Inc.	1,775	41,428
#Bluegreen Vacations Holding Corp.	25	838
*Booking Holdings, Inc.	825	2,301,387
*Boot Barn Holdings, Inc.	1,017	70,681
BorgWarner, Inc.	5,572	205,607
*Bright Horizons Family Solutions, Inc.	1,669	123,606
Brunswick Corp.	2,599	180,553
Buckle, Inc. (The)	2,958	99,892
*Burlington Stores, Inc.	1,185	143,421
Caleres, Inc.	1,855	47,451
#Camping World Holdings, Inc., Class A	2,414	40,434
*Capri Holdings, Ltd.	5,549	283,998
#*CarMax, Inc.	7,477	456,770
*CarParts.com, Inc.	20	57
Carriage Services, Inc.	717	15,487
Carter’s, Inc.	1,953	131,163
#*Carvana Co.	1,997	53,919
*Cavco Industries, Inc.	411	102,549
Century Communities, Inc.	3,491	214,696
Cheesecake Factory, Inc. (The)	444	13,795
*Chegg, Inc.	3,361	25,308
*Chico’s FAS, Inc.	4,682	35,021
*Chipotle Mexican Grill, Inc.	303	588,487
#Choice Hotels International, Inc.	1,014	112,047
*Chuy’s Holdings, Inc.	586	19,725
*Citi Trends, Inc.	8	193
#Columbia Sportswear Co.	4,726	348,779
*Coursera, Inc.	1,340	23,236
#Cricut, Inc., Class A	8	68
*Crocs, Inc.	804	71,813
Crown Crafts, Inc.	4	17
Dana, Inc.	736	8,449
*Dave & Buster’s Entertainment, Inc.	440	15,374
*Deckers Outdoor Corp.	848	506,307
*Denny’s Corp.	12	103
#Designer Brands, Inc., Class A	1,934	19,553
Dick’s Sporting Goods, Inc.	1,979	211,654
#Dillard’s, Inc., Class A	381	118,281
Dine Brands Global, Inc.	310	15,280
Domino’s Pizza, Inc.	183	62,035
*DoorDash, Inc., Class A	12,525	938,749
Dorman Products, Inc.	139	8,643
DR Horton, Inc.	13,412	1,400,213
*DraftKings, Inc.	4,254	117,495
eBay, Inc.	15,491	607,712
*El Pollo Loco Holdings, Inc.	8	67
*Envela Corp.	20	78
Escalade, Inc.	12	204
#Ethan Allen Interiors, Inc.	12	315
*Etsy, Inc.	3,037	189,205
#*European Wax Center, Inc., Class A	916	13,529
*Expedia Group, Inc.	4,228	402,886
*Figs, Inc., Class A	3,300	18,183
*First Watch Restaurant Group, Inc.	1,174	19,618
#*Five Below, Inc.	1,853	322,385
#*Floor & Decor Holdings, Inc., Class A	3,521	290,130

3

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Ford Motor Co.	52,107	$508,043
*Fox Factory Holding Corp.	1,284	104,607
*Frontdoor, Inc.	2,160	62,489
*Funko, Inc., Class A	2,880	22,205
#*GameStop Corp., Class A	702	9,667
#Gap, Inc. (The)	13,630	174,464
Garmin, Ltd.	2,717	278,574
*Garrett Motion, Inc.	4,005	28,275
General Motors Co.	18,401	518,908
*Genesco, Inc.	547	14,993
Gentex Corp.	2,524	72,388
*Gentherm, Inc.	1,315	52,889
Genuine Parts Co.	4,889	629,997
*G-III Apparel Group, Ltd.	4,801	122,666
*Grand Canyon Education, Inc.	219	25,914
Group 1 Automotive, Inc.	457	115,315
#Guess?, Inc.	5,698	122,507
H&R Block, Inc.	2,835	116,377
Hamilton Beach Brands Holding Co., Class A	8	99
Harley-Davidson, Inc.	3,937	105,708
Hasbro, Inc.	10,484	473,353
Haverty Furniture Cos., Inc.	177	4,611
*Helen of Troy, Ltd.	2,149	211,290
Hibbett, Inc.	219	10,089
Home Depot, Inc. (The)	19,149	5,451,529
#Hooker Furnishings Corp.	4	67
*Hovnanian Enterprises, Inc., Class A	277	19,246
Installed Building Products, Inc.	800	89,336
*iRobot Corp.	385	12,678
*J Jill, Inc.	4	115
#Jack in the Box, Inc.	279	17,627
*JAKKS Pacific, Inc.	8	134
Johnson Outdoors, Inc., Class A	204	9,700
KB Home	3,153	139,363
#Kohl’s Corp.	4,174	94,124
Kontoor Brands, Inc.	2,652	123,185
Krispy Kreme, Inc.	1,957	25,304
*Landsea Homes Corp.	8	60
Laureate Education, Inc.	1,214	17,166
La-Z-Boy, Inc.	2,124	62,106
LCI Industries	687	74,533
Lear Corp.	1,872	242,911
Leggett & Platt, Inc.	745	17,455
Lennar Corp., Class A	8,692	927,263
Lennar Corp., Class B	428	42,205
#Levi Strauss & Co., Class A	1,746	23,868
*LGI Homes, Inc.	1,424	134,582
*Life Time Group Holdings, Inc.	900	10,638
*Lincoln Educational Services Corp.	16	137
Lithia Motors, Inc.	2,465	597,048
LKQ Corp.	3,913	171,859
Lowe’s Cos., Inc.	8,252	1,572,584
#*Lucid Group, Inc.	15,244	62,805
*Lululemon Athletica, Inc.	2,471	972,289
#Macy’s, Inc.	26,152	318,531
*Malibu Boats, Inc., Class A	1,523	66,433
Marine Products Corp.	20	195
*MarineMax, Inc.	274	7,502

4

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
*MasterCraft Boat Holdings, Inc.	247	$5,049
*Mattel, Inc.	10,654	203,278
McDonald’s Corp.	9,484	2,486,420
MDC Holdings, Inc.	2,827	107,285
#*Mister Car Wash, Inc.	2,808	14,602
*Modine Manufacturing Co.	12	474
Movado Group, Inc.	823	22,929
Murphy USA, Inc.	1,200	435,228
*National Vision Holdings, Inc.	2,791	43,372
Newell Brands, Inc.	1,249	8,393
NIKE, Inc., Class B	27,012	2,776,023
#Nordstrom, Inc.	9,407	131,510
*NVR, Inc.	147	795,655
*ODP Corp. (The)	879	39,485
*Ollie’s Bargain Outlet Holdings, Inc.	549	42,405
*OneSpaWorld Holdings, Ltd.	1,648	17,271
*O’Reilly Automotive, Inc.	449	417,768
#*Overstock.com, Inc.	1,599	24,944
Oxford Industries, Inc.	739	62,372
#Papa John’s International, Inc.	310	20,156
Patrick Industries, Inc.	449	33,742
#Penske Automotive Group, Inc.	2,267	324,362
Phinia, Inc.	1,114	28,830
*Planet Fitness, Inc., Class A	1,411	77,986
Polaris, Inc.	2,864	247,507
Pool Corp.	667	210,619
*Portillo’s, Inc., Class A	1,457	21,782
PulteGroup, Inc.	7,939	584,231
PVH Corp.	3,196	237,623
#*QuantumScape Corp.	54	282
Ralph Lauren Corp.	1,406	158,217
#*Revolve Group, Inc.	152	2,090
#*RH	652	142,110
#*Rivian Automotive, Inc., Class A	7,668	124,375
Rocky Brands, Inc.	4	49
Ross Stores, Inc.	7,885	914,423
*Rover Group, Inc.	7,014	45,240
*Sabre Corp.	6,410	22,435
Service Corp. International	3,768	205,055
*Shake Shack, Inc., Class A	503	28,188
Shoe Carnival, Inc.	942	21,553
Signet Jewelers, Ltd.	1,900	132,677
*Six Flags Entertainment Corp.	1,266	25,193
*Skechers USA, Inc., Class A	3,735	180,102
*Skyline Champion Corp.	2,997	175,714
*Solo Brands, Inc., Class A	1,912	7,361
Sonic Automotive, Inc., Class A	608	29,093
*Sonos, Inc.	1,824	19,663
Standard Motor Products, Inc.	553	19,316
Starbucks Corp.	6,633	611,828
#Steven Madden, Ltd.	4,609	151,129
*Stitch Fix, Inc., Class A	6,494	21,300
*Stoneridge, Inc.	2,486	40,447
Superior Group of Cos., Inc.	8	64
*Sweetgreen, Inc., Class A	802	8,285
*Tandy Leather Factory, Inc.	4	17
Tapestry, Inc.	12,065	332,511
*Taylor Morrison Home Corp.	5,636	215,971

5

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER DISCRETIONARY — (Continued)
Tempur Sealy International, Inc.	4,978	$198,772
*Tesla, Inc.	34,441	6,917,130
Texas Roadhouse, Inc.	1,043	105,906
#Thor Industries, Inc.	2,975	261,592
*Tile Shop Holdings, Inc.	28	154
*Tilly’s, Inc., Class A	12	97
TJX Cos., Inc. (The)	21,375	1,882,496
Toll Brothers, Inc.	4,082	288,638
*TopBuild Corp.	1,721	393,696
#*Topgolf Callaway Brands Corp.	4,929	60,232
#Tractor Supply Co.	2,419	465,803
*Traeger, Inc.	52	137
Travel + Leisure Co.	1,082	36,820
*Tri Pointe Homes, Inc.	8,337	208,925
*Udemy, Inc.	795	7,099
*Ulta Beauty, Inc.	927	353,474
*Under Armour, Inc., Class A	4,759	32,599
*Under Armour, Inc., Class C	10,328	66,409
*Universal Technical Institute, Inc.	4	35
Upbound Group, Inc.	4,078	106,273
*Urban Outfitters, Inc.	2,510	86,896
Valvoline, Inc.	5,220	154,877
*Vera Bradley, Inc.	8	59
VF Corp.	7,098	104,554
*Victoria’s Secret & Co.	484	8,654
*Visteon Corp.	706	81,282
*VOXX International Corp.	12	110
Wendy’s Co. (The)	1,735	33,000
Weyco Group, Inc.	4	116
Whirlpool Corp.	1,394	145,757
Williams-Sonoma, Inc.	3,421	513,971
Wingstop, Inc.	465	84,988
Winmark Corp.	116	46,785
Winnebago Industries, Inc.	1,074	62,238
*XPEL, Inc.	161	7,454
*YETI Holdings, Inc.	4,905	208,561
Yum! Brands, Inc.	4,992	603,333
*Zumiez, Inc.	1,108	18,204

TOTAL CONSUMER DISCRETIONARY		69,129,787

CONSUMER STAPLES — (6.0%)
Albertsons Cos., Inc., Class A	5,057	109,737
Andersons, Inc. (The)	610	30,579
*BellRing Brands, Inc.	6,675	291,898
*BJ’s Wholesale Club Holdings, Inc.	4,664	317,712
*Boston Beer Co., Inc. (The), Class A	65	21,707
Brown-Forman Corp., Class A	945	54,262
Brown-Forman Corp., Class B	5,196	291,807
Calavo Growers, Inc.	545	13,810
Campbell Soup Co.	2,881	116,421
Casey’s General Stores, Inc.	1,909	519,076
*Celsius Holdings, Inc.	844	128,364
*Central Garden & Pet Co.	4	175
*Central Garden & Pet Co., Class A	8	317
*Chefs’ Warehouse, Inc. (The)	387	7,365
Church & Dwight Co., Inc.	4,219	383,676
Clorox Co. (The)	1,623	191,027
Coca-Cola Co. (The)	63,508	3,587,567
Coca-Cola Consolidated, Inc.	303	192,832

6

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
Colgate-Palmolive Co.	9,780	$734,674
Constellation Brands, Inc., Class A	1,458	341,391
Costco Wholesale Corp.	7,884	4,355,437
*Coty, Inc., Class A	54,952	514,900
Dollar General Corp.	5,198	618,770
*Dollar Tree, Inc.	3,842	426,808
*Duckhorn Portfolio, Inc. (The)	10,877	113,447
Edgewell Personal Care Co.	2,103	73,395
*elf Beauty, Inc.	1,395	129,219
Energizer Holdings, Inc.	1,801	56,876
Estee Lauder Cos., Inc. (The)	2,383	307,097
Flowers Foods, Inc.	2,375	52,084
*Freshpet, Inc.	2,586	148,436
General Mills, Inc.	8,059	525,769
*Grocery Outlet Holding Corp.	4,137	114,471
*Hain Celestial Group, Inc. (The)	1,441	15,923
#*Herbalife, Ltd.	5,723	81,553
*Hostess Brands, Inc.	4,971	166,031
Ingles Markets, Inc., Class A	761	61,047
Inter Parfums, Inc.	1,074	136,516
J & J Snack Foods Corp.	11	1,723
J M Smucker Co. (The)	1,544	175,769
John B Sanfilippo & Son, Inc.	212	21,679
Kellanova	3,198	161,403
Kenvue, Inc.	59,452	1,105,806
Keurig Dr Pepper, Inc.	6,664	202,119
Kraft Heinz Co. (The)	18,303	575,812
Kroger Co. (The)	30,468	1,382,333
Lamb Weston Holdings, Inc.	895	80,371
Lancaster Colony Corp.	311	52,612
McCormick & Co., Inc.	4	257
McCormick & Co., Inc.	7,076	452,156
Medifast, Inc.	303	20,955
*Monster Beverage Corp.	8,836	451,520
#*National Beverage Corp.	1,657	76,852
*Natural Alternatives International, Inc.	4	24
Natural Grocers by Vitamin Cottage, Inc.	12	151
*Nature’s Sunshine Products, Inc.	837	14,982
Oil-Dri Corp. of America	4	229
PepsiCo, Inc.	15,506	2,531,820
*Performance Food Group Co.	7,217	416,854
*Post Holdings, Inc.	31	2,489
PriceSmart, Inc.	1,192	74,488
Procter & Gamble Co. (The)	31,500	4,725,945
*Simply Good Foods Co. (The)	16	597
*Sovos Brands, Inc.	812	17,628
SpartanNash Co.	1,310	29,462
Spectrum Brands Holdings, Inc.	3,448	259,703
#*Sprouts Farmers Market, Inc.	5,267	221,319
Sysco Corp.	13,162	875,141
Target Corp.	7,918	877,235
Tootsie Roll Industries, Inc.	8	249
*TreeHouse Foods, Inc.	546	22,763
*United Natural Foods, Inc.	446	6,503
*US Foods Holding Corp.	9,773	380,561
*USANA Health Sciences, Inc.	576	26,237
Utz Brands, Inc.	39	475
Village Super Market, Inc., Class A	4	98

7

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CONSUMER STAPLES — (Continued)
*Vita Coco Co., Inc. (The)	479	$12,981
*Vital Farms, Inc.	3,149	34,828
Walgreens Boots Alliance, Inc.	14,287	301,170
Walmart, Inc.	22,380	3,657,116
Weis Markets, Inc.	759	49,411
#*Whole Earth Brands, Inc.	8	28
*WK Kellogg Co.	799	8,006

TOTAL CONSUMER STAPLES		34,542,036

ENERGY — (2.7%)
Adams Resources & Energy, Inc.	4	127
Archrock, Inc.	11,020	139,623
Baker Hughes Co.	33,667	1,158,818
*Bristow Group, Inc.	1,066	27,865
Cactus, Inc., Class A	2,736	128,428
*Centrus Energy Corp., Class A	688	36,512
ChampionX Corp.	13,819	425,625
Cheniere Energy, Inc.	866	144,120
*Clean Energy Fuels Corp.	5,300	18,497
#Core Laboratories, Inc.	2,416	51,751
#CVR Energy, Inc.	3,095	101,361
Delek US Holdings, Inc.	4,033	106,270
*DMC Global, Inc.	263	4,984
*Dril-Quip, Inc.	2,737	59,283
Energy Services of America Corp.	8	38
#EnLink Midstream LLC	1,585	19,480
Excelerate Energy, Inc., Class A	1,182	16,808
*Expro Group Holdings NV	9,514	149,846
*Forum Energy Technologies, Inc.	4	87
*Geospace Technologies Corp.	805	9,652
*Green Plains, Inc.	140	4,113
Halliburton Co.	37,941	1,492,599
*Helix Energy Solutions Group, Inc.	6,319	61,926
Helmerich & Payne, Inc.	1,262	49,937
HF Sinclair Corp.	11,343	628,175
#Liberty Energy, Inc.	11,630	229,111
Marathon Petroleum Corp.	11,073	1,674,791
*Nabors Industries, Ltd.	269	26,265
*Natural Gas Services Group, Inc.	8	118
*Newpark Resources, Inc.	4,621	31,977
Noble Corp. PLC	713	33,290
NOV, Inc.	22,537	449,839
*Oceaneering International, Inc.	7,373	162,132
*Oil States International, Inc.	5,415	39,313
ONEOK, Inc.	4,967	323,848
Patterson-UTI Energy, Inc.	22,733	288,714
PBF Energy, Inc., Class A	5,711	271,444
Phillips 66	9,315	1,062,562
*ProPetro Holding Corp.	26,414	276,819
#Ranger Energy Services, Inc.	4	47
*REX American Resources Corp.	1,104	41,963
#RPC, Inc.	17,698	147,247
Schlumberger NV	30,133	1,677,203
*Seadrill, Ltd.	2,845	112,434
Select Water Solutions, Inc.	2,958	22,008
Solaris Oilfield Infrastructure, Inc., Class A	1,662	15,357
TechnipFMC PLC	27,046	582,030
#*TETRA Technologies, Inc.	2,335	11,068
Texas Pacific Land Corp.	228	420,877

8

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
ENERGY — (Continued)
*Tidewater, Inc.	2,116	$144,629
#*Transocean, Ltd.	28,024	185,519
*US Silica Holdings, Inc.	16	193
*Valaris, Ltd.	686	45,303
Valero Energy Corp.	12,043	1,529,461
*Weatherford International PLC	5,357	498,683
World Kinect Corp.	5,804	107,374

TOTAL ENERGY		15,247,544

FINANCIALS — (15.5%)
1st Source Corp.	1,164	53,102
Affiliated Managers Group, Inc.	3,040	373,190
*Affinity Bancshares, Inc.	4	59
#*Affirm Holdings, Inc.	7,399	130,296
Aflac, Inc.	12,050	941,225
Allstate Corp. (The)	5,157	660,766
Ally Financial, Inc.	14,755	356,923
Amalgamated Financial Corp.	2,630	47,971
*Ambac Financial Group, Inc.	1,662	20,160
Amerant Bancorp, Inc.	1,692	30,845
American Equity Investment Life Holding Co.	3,937	208,504
American Express Co.	12,318	1,798,798
American Financial Group, Inc.	3,971	434,269
American International Group, Inc.	18,708	1,146,987
Ameriprise Financial, Inc.	2,983	938,362
Ameris BanCorp	2,409	89,856
AMERISAFE, Inc.	578	29,461
Aon PLC, Class A	2,586	800,108
Apollo Global Management, Inc.	6,808	527,212
*Arch Capital Group, Ltd.	14,800	1,282,864
Ares Management Corp., Class A	2,093	206,349
Argo Group International Holdings, Ltd.	641	19,127
Arthur J Gallagher & Co.	1,168	275,052
#Artisan Partners Asset Management, Inc., Class A	2,628	86,724
*AssetMark Financial Holdings, Inc.	2,551	60,994
Associated Banc-Corp.	6,090	98,719
Assurant, Inc.	1,571	233,922
Assured Guaranty, Ltd.	2,534	158,122
Atlantic Union Bankshares Corp.	2,582	74,387
*Atlanticus Holdings Corp.	465	13,606
*AvidXchange Holdings, Inc.	2,214	19,129
Axis Capital Holdings, Ltd.	7,883	450,119
*Axos Financial, Inc.	2,937	105,820
B Riley Financial, Inc.	109	3,947
#Banc of California, Inc.	658	7,376
BancFirst Corp.	501	40,636
*BanCorp, Inc. (The)	1,992	71,015
Bank First Corp.	4	316
Bank of America Corp.	61,788	1,627,496
Bank of New York Mellon Corp. (The)	15,060	640,050
Bank OZK	3,931	140,769
Bank7 Corp.	4	84
BankUnited, Inc.	1,475	32,170
Banner Corp.	1,610	67,958
Bar Harbor Bankshares	608	15,212
Berkshire Hills BanCorp, Inc.	1,335	26,179
BGC Group, Inc., Class A	462	2,712
BlackRock, Inc.	1,626	995,567
#Blackstone, Inc.	8,325	768,814

9

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*Block, Inc.	16,238	$653,579
BOK Financial Corp.	1,432	93,825
Bread Financial Holdings, Inc.	1,902	51,411
*Brighthouse Financial, Inc.	2,995	135,673
Brightsphere Investment Group, Inc.	1,257	19,685
Brookline BanCorp, Inc.	4,258	34,660
Brown & Brown, Inc.	2,341	162,512
*BRP Group, Inc., Class A	1,311	27,439
Byline BanCorp, Inc.	16	304
Cadence Bank	6,438	136,357
*California BanCorp	4	82
Camden National Corp.	476	13,880
*Cantaloupe, Inc.	28	184
Capital BanCorp, Inc.	4	82
Capital City Bank Group, Inc.	600	17,142
Capital One Financial Corp.	8,688	880,008
Capstar Financial Holdings, Inc.	4	61
Carlyle Group, Inc. (The)	15,613	429,982
Cass Information Systems, Inc.	539	20,380
Cathay General BanCorp	2,962	100,441
Cboe Global Markets, Inc.	904	148,157
Central Pacific Financial Corp.	1,974	31,150
CF Bankshares, Inc.	4	61
Charles Schwab Corp. (The)	20,218	1,052,145
Chubb, Ltd.	6,280	1,347,814
Cincinnati Financial Corp.	2,157	214,988
Citigroup, Inc.	14,070	555,624
Citizens Community BanCorp, Inc.	4	35
Citizens Financial Group, Inc.	1,076	25,211
*Citizens, Inc.	24	72
City Holding Co.	770	69,901
CME Group, Inc.	2,190	467,477
CNA Financial Corp.	4	162
CNO Financial Group, Inc.	3,464	80,296
*Coastal Financial Corp.	261	9,701
Cohen & Steers, Inc.	1,685	88,024
#*Coinbase Global, Inc., Class A	2,917	224,959
*Columbia Financial, Inc.	6,366	102,493
Commerce Bancshares, Inc.	3,274	143,598
Community Bank System, Inc.	1,900	75,905
Community Trust BanCorp, Inc.	340	12,770
ConnectOne BanCorp, Inc.	1,716	27,954
#*Consumer Portfolio Services, Inc.	4	37
Crawford & Co., Class A	1,116	10,211
Crawford & Co., Class B	8	65
#*Credit Acceptance Corp.	479	192,764
*CrossFirst Bankshares, Inc.	20	212
Cullen/Frost Bankers, Inc.	1,008	91,718
*Customers BanCorp, Inc.	211	8,484
#CVB Financial Corp.	4,752	74,226
Diamond Hill Investment Group, Inc.	62	9,740
Dime Community Bancshares, Inc.	1,876	34,500
Discover Financial Services	9,549	783,782
Donegal Group, Inc., Class A	1,195	16,873
*Donnelley Financial Solutions, Inc.	1,478	80,448
Eagle BanCorp, Inc.	62	1,208
East West Bancorp, Inc.	4,536	243,220
Eastern Bankshares, Inc.	5,690	62,647

10

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
*eHealth, Inc.	8	$69
Employers Holdings, Inc.	2,323	88,274
Enact Holdings, Inc.	5,158	142,154
*Encore Capital Group, Inc.	1,078	40,619
*Enova International, Inc.	1,473	58,743
*Enstar Group, Ltd.	702	166,353
Enterprise Financial Services Corp.	1,852	64,394
Equitable Holdings, Inc.	23,507	624,581
Equity Bancshares, Inc., Class A	800	19,360
#Erie Indemnity Co., Class A	919	253,819
Esquire Financial Holdings, Inc.	334	15,297
Essent Group, Ltd.	10,128	478,447
*Euronet Worldwide, Inc.	1,699	130,551
Evercore, Inc.	2,102	273,638
Everest Group, Ltd.	932	368,718
EVERTEC, Inc.	980	31,144
#*EZCORP, Inc., Class A	1,273	10,439
#F&G Annuities & Life, Inc.	273	8,378
FactSet Research Systems, Inc.	440	190,032
#Farmers National Banc Corp.	24	271
FB Financial Corp.	2,260	66,376
Federal Agricultural Mortgage Corp., Class C	399	59,275
Federated Hermes, Inc.	3,312	104,990
Fidelity National Financial, Inc.	21,514	840,982
Fidelity National Information Services, Inc.	12,199	599,093
Fifth Third Bancorp	6,265	148,543
First American Financial Corp.	5,049	259,721
#First BanCorp	8,958	119,589
First Bancorp/Southern Pines NC	1,696	49,218
First Bancshares, Inc. (The)	789	19,110
First Bank	7	77
#First Busey Corp.	2,469	49,034
First Citizens BancShares, Inc., Class A	382	527,443
First Commonwealth Financial Corp.	4,776	58,172
First Community Bankshares, Inc.	808	26,381
First Financial BanCorp	2,406	44,511
First Financial Bankshares, Inc.	3,817	91,799
First Financial Corp.	636	21,885
First Foundation, Inc.	2,500	11,350
First Hawaiian, Inc.	5,675	101,753
First Horizon Corp.	4,124	44,333
First Interstate BancSystem, Inc., Class A	4,068	93,849
First Merchants Corp.	1,312	35,831
First Mid Bancshares, Inc.	408	11,147
First Northwest BanCorp	4	52
First of Long Island Corp. (The)	912	9,795
FirstCash Holdings, Inc.	2,170	236,356
*Fiserv, Inc.	4,215	479,456
Five Star BanCorp	8	156
*FleetCor Technologies, Inc.	1,592	358,471
Flushing Financial Corp.	1,612	19,892
*Flywire Corp.	1,512	40,658
FNB Corp.	12,609	134,790
Franklin Resources, Inc.	6,626	151,007
Fulton Financial Corp.	5,754	74,744
*Genworth Financial, Inc.	101,886	610,297
German American BanCorp, Inc.	844	23,067
#Glacier BanCorp, Inc.	2,534	76,501

11

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Global Payments, Inc.	4,461	$473,847
Globe Life, Inc.	5,552	646,031
Goldman Sachs Group, Inc. (The)	4,223	1,282,145
*Goosehead Insurance, Inc., Class A	56	3,633
Great Southern BanCorp, Inc.	304	15,115
Greenhill & Co., Inc.	8	118
*Greenlight Capital Re, Ltd., Class A	1,999	22,289
Hamilton Lane, Inc., Class A	1,079	90,765
Hancock Whitney Corp.	3,262	112,311
Hanover Insurance Group, Inc. (The)	1,811	212,267
HarborOne BanCorp, Inc.	1,388	13,658
Hartford Financial Services Group, Inc. (The)	15,560	1,142,882
HBT Financial, Inc.	1,034	18,612
#HCI Group, Inc.	10	590
Heartland Financial USA, Inc.	1,924	52,718
Heritage Commerce Corp.	3,000	24,540
Heritage Financial Corp.	3,400	55,318
Home BanCorp, Inc.	4	137
Home BancShares, Inc.	7,217	147,588
Hope BanCorp, Inc.	14,772	129,403
Horace Mann Educators Corp.	10,007	317,522
Horizon BanCorp, Inc.	1,920	18,221
Houlihan Lokey, Inc.	1,461	146,860
Huntington Bancshares, Inc.	1,657	15,990
*I3 Verticals, Inc., Class A	8	150
Independent Bank Corp.	522	10,414
Independent Bank Corp.	1,505	73,444
Independent Bank Group, Inc.	260	9,191
Interactive Brokers Group, Inc.	389	31,147
Intercontinental Exchange, Inc.	2,160	232,070
International Bancshares Corp.	1,889	82,795
*International Money Express, Inc.	1,269	20,253
Invesco, Ltd.	13,258	171,956
Jack Henry & Associates, Inc.	788	111,100
Jackson Financial, Inc., Class A	4,569	167,728
James River Group Holdings, Ltd.	1,289	17,724
Janus Henderson Group PLC	13,689	315,805
Jefferies Financial Group, Inc.	6,820	219,468
JPMorgan Chase & Co.	36,956	5,139,101
Kearny Financial Corp.	1,900	13,186
Kemper Corp.	2,712	108,155
KeyCorp	23,016	235,224
Kinsale Capital Group, Inc.	791	264,123
KKR & Co., Inc.	4,399	243,705
Lakeland Financial Corp.	1,239	61,021
*LendingClub Corp.	3,468	17,999
Lincoln National Corp.	14,200	309,134
Live Oak Bancshares, Inc.	4,082	117,766
LPL Financial Holdings, Inc.	3,147	706,564
Luther Burbank Corp.	1,056	8,596
M&T Bank Corp.	2,420	272,855
#*Maiden Holdings, Ltd.	36	59
MainStreet Bancshares, Inc.	4	77
*Markel Group, Inc.	303	445,568
MarketAxess Holdings, Inc.	922	197,077
*Marqeta, Inc., Class A	5,100	26,367
Marsh & McLennan Cos., Inc.	3,041	576,726
Mastercard, Inc., Class A	13,679	5,148,092

12

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Mercantile Bank Corp.	682	$22,465
Merchants BanCorp	2,641	78,939
Mercury General Corp.	1,955	60,370
MetLife, Inc.	12,982	779,050
Metrocity Bankshares, Inc.	8	160
MGIC Investment Corp.	23,591	397,272
Midland States BanCorp, Inc.	1,012	22,082
#Moelis & Co., Class A	2,593	107,973
Moody’s Corp.	2,692	829,136
Morgan Stanley	20,034	1,418,808
Morningstar, Inc.	1,142	289,200
MSCI, Inc.	1,692	797,863
MVB Financial Corp.	4	79
Nasdaq, Inc.	8,298	411,581
National Bank Holdings Corp., Class A	1,586	49,451
National Western Life Group, Inc., Class A	131	62,736
Navient Corp.	4,032	64,149
NBT BanCorp, Inc.	2,115	70,789
*NCR Atleos Corp.	3,379	74,541
Nelnet, Inc., Class A	147	12,467
New York Community BanCorp, Inc.	33,123	314,006
*NI Holdings, Inc.	16	203
Nicolet Bankshares, Inc.	631	45,949
*NMI Holdings, Inc., Class A	7,152	195,607
Northeast Community Bancorp, Inc.	8	122
Northern Trust Corp.	3,402	224,226
Northfield BanCorp, Inc.	2,424	20,846
Northwest Bancshares, Inc.	7,909	82,412
OceanFirst Financial Corp.	588	7,444
*Ocwen Financial Corp.	4	96
OFG BanCorp	2,460	72,865
Old National Bancorp	10,356	141,877
Old Republic International Corp.	9,271	253,840
Old Second Bancorp, Inc.	1,295	17,560
OneMain Holdings, Inc.	6,757	242,779
*Open Lending Corp.	5,919	35,455
*Oportun Financial Corp.	12	70
Origin BanCorp, Inc.	880	26,039
*Oscar Health, Inc., Class A	6,619	33,889
Pacific Premier BanCorp, Inc.	2,688	51,072
*Palomar Holdings, Inc.	2,132	106,771
Park National Corp.	405	41,063
Parke BanCorp, Inc.	4	67
Pathward Financial, Inc.	1,457	65,988
#*Paymentus Holdings, Inc., Class A	8	116
*Payoneer Global, Inc.	4,747	27,485
*PayPal Holdings, Inc.	21,293	1,102,977
*Paysign, Inc.	8	15
Peapack-Gladstone Financial Corp.	808	18,883
PennyMac Financial Services, Inc.	2,320	155,904
Peoples BanCorp, Inc.	1,534	42,308
Pinnacle Financial Partners, Inc.	3,165	197,369
Piper Sandler Cos.	1,239	173,274
PJT Partners, Inc., Class A	312	24,448
PNC Financial Services Group, Inc. (The)	2,848	326,011
*Ponce Financial Group, Inc.	4	31
Popular, Inc.	2,751	178,925
Preferred Bank	677	40,329

13

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Premier Financial Corp.	2,062	$35,776
Primerica, Inc.	1,581	302,224
Principal Financial Group, Inc.	9,261	626,784
ProAssurance Corp.	2,510	42,670
*PROG Holdings, Inc.	2,262	61,956
Progressive Corp. (The)	5,183	819,380
Prosperity Bancshares, Inc.	3,563	194,326
Provident Financial Services, Inc.	4,356	61,202
Prudential Financial, Inc.	17,065	1,560,424
QCR Holdings, Inc.	524	24,864
Radian Group, Inc.	5,122	129,791
Raymond James Financial, Inc.	3,111	296,914
Regions Financial Corp.	981	14,254
Reinsurance Group of America, Inc.	3,591	536,747
*Remitly Global, Inc.	57	1,535
RenaissanceRe Holdings, Ltd.	3,362	738,262
Renasant Corp.	2,689	65,585
*Repay Holdings Corp.	40	240
Republic BanCorp, Inc., Class A	938	41,450
Richmond Mutual BanCorp, Inc.	4	39
RLI Corp.	1,840	245,162
*Robinhood Markets, Inc., Class A	43,832	400,624
#*Rocket Cos., Inc., Class A	12	89
S&P Global, Inc.	3,908	1,365,103
S&T BanCorp, Inc.	2,731	70,351
Safety Insurance Group, Inc.	1,965	147,709
Sandy Spring BanCorp, Inc.	2,167	44,315
Seacoast Banking Corp. of Florida	1,946	39,329
SEI Investments Co.	3,814	204,659
Selective Insurance Group, Inc.	2,021	210,406
ServisFirst Bancshares, Inc.	634	29,899
#*Shift4 Payments, Inc., Class A	699	31,119
Silvercrest Asset Management Group, Inc., Class A	20	355
Simmons First National Corp., Class A	3,758	53,401
*SiriusPoint, Ltd.	7,732	76,160
SLM Corp.	9,904	128,752
#*SoFi Technologies, Inc.	8,380	63,269
Southern Missouri BanCorp, Inc.	22	890
Southside Bancshares, Inc.	16	427
SouthState Corp.	3,233	213,701
State Street Corp.	4,866	314,490
Stellar Bancorp, Inc.	2,218	48,219
StepStone Group, Inc., Class A	2,073	58,666
*Sterling BanCorp, Inc.	8	44
Stewart Information Services Corp.	10,216	446,133
Stifel Financial Corp.	3,072	175,104
Stock Yards Bancorp, Inc.	1,370	53,581
*StoneX Group, Inc.	1,873	178,534
*SWK Holdings Corp.	4	65
Synchrony Financial	16,634	466,584
Synovus Financial Corp.	4,512	117,628
T Rowe Price Group, Inc.	3,651	330,415
*Texas Capital Bancshares, Inc.	1,379	75,928
TFS Financial Corp.	2,443	28,974
Tiptree, Inc.	4	60
#*Toast, Inc., Class A	13,273	212,235
Tompkins Financial Corp.	679	34,004
Towne Bank/Portsmouth VA	1,400	33,516

14

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINANCIALS — (Continued)
Tradeweb Markets, Inc., Class A	598	$53,826
Travelers Cos., Inc. (The)	11,187	1,873,151
TriCo Bancshares	1,293	41,829
*Triumph Financial, Inc.	1,153	71,774
Truist Financial Corp.	5,622	159,440
TrustCo Bank Corp.	912	23,283
Trustmark Corp.	2,916	58,641
UMB Financial Corp.	1,624	101,857
United Bankshares, Inc.	4,157	118,225
United Community Banks, Inc.	3,838	84,781
United Fire Group, Inc.	1,312	26,424
Universal Insurance Holdings, Inc.	812	12,716
Univest Financial Corp.	1,312	21,858
Unum Group	10,776	526,946
US BanCorp	9,821	313,093
*Usio, Inc.	4	8
#Valley National BanCorp	17,826	138,686
*Velocity Financial, Inc.	8	92
Veritex Holdings, Inc.	2,005	34,526
Victory Capital Holdings, Inc., Class A	3,629	106,910
Virginia National Bankshares Corp.	4	123
Virtu Financial, Inc., Class A	1,618	29,917
Virtus Investment Partners, Inc.	1,534	282,609
#Visa, Inc., Class A	24,738	5,815,904
Voya Financial, Inc.	3,363	224,548
W. R. Berkley Corp.	7,767	523,651
WaFd, Inc.	14,225	351,073
Walker & Dunlop, Inc.	1,756	113,789
Washington Trust BanCorp, Inc.	800	18,552
Waterstone Financial, Inc.	12	130
Webster Financial Corp.	4,454	169,118
Wells Fargo & Co.	23,271	925,488
WesBanco, Inc.	2,865	69,877
West BanCorp, Inc.	4	66
Westamerica BanCorp	1,508	71,238
Western Alliance Bancorp	4,289	176,278
Western Union Co. (The)	13,764	155,396
*WEX, Inc.	1,394	232,073
White Mountains Insurance Group, Ltd.	42	60,092
#William Penn Bancorp	4	49
Willis Towers Watson PLC	1,689	398,418
Wintrust Financial Corp.	2,228	166,409
#WisdomTree, Inc.	5,593	34,677
*World Acceptance Corp.	296	29,192
WSFS Financial Corp.	2,078	73,561
Zions BanCorp NA	5,096	157,212

TOTAL FINANCIALS		89,161,094

HEALTH CARE — (13.3%)
*10X Genomics, Inc., Class A	1,202	42,407
Abbott Laboratories	12,885	1,218,277
AbbVie, Inc.	28,380	4,006,688
*Acadia Healthcare Co., Inc.	468	34,403
*Accuray, Inc.	60	158
*Achieve Life Sciences, Inc.	4	16
*AdaptHealth Corp.	5,946	43,584
*Addus HomeCare Corp.	4	316
Agilent Technologies, Inc.	7,355	760,286
#*agilon health, Inc.	7,340	132,120

15

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Agios Pharmaceuticals, Inc.	7,015	$147,385
#*Aldeyra Therapeutics, Inc.	24	41
*Align Technology, Inc.	459	84,727
*Alnylam Pharmaceuticals, Inc.	1,392	211,306
*Amedisys, Inc.	156	14,272
Amgen, Inc.	7,191	1,838,739
*AMN Healthcare Services, Inc.	3,013	228,566
*Apollo Medical Holdings, Inc.	1,658	51,746
*ARCA biopharma, Inc.	4	7
*Arcturus Therapeutics Holdings, Inc.	685	13,084
*Arcus Biosciences, Inc.	8,617	135,373
*Artivion, Inc.	1,276	16,256
#*AtriCure, Inc.	1,224	42,399
Atrion Corp.	28	9,575
*Avanos Medical, Inc.	5,967	109,554
*Avantor, Inc.	9,634	167,921
*Avita Medical, Inc.	8	74
*Axonics, Inc.	1,031	52,798
*Azenta, Inc.	1,882	85,537
Becton Dickinson & Co.	1,083	273,761
*Biogen, Inc.	3,037	721,409
*BioMarin Pharmaceutical, Inc.	1,653	134,637
#*Biomea Fusion, Inc.	8	82
*Bio-Rad Laboratories, Inc., Class A	504	138,741
Bio-Techne Corp.	3,280	179,186
*Black Diamond Therapeutics, Inc.	16	30
*Blueprint Medicines Corp.	35	2,060
*Boston Scientific Corp.	14,694	752,186
Bristol-Myers Squibb Co.	45,999	2,370,328
Bruker Corp.	5,186	295,602
Cardinal Health, Inc.	4,535	412,685
#*CareDx, Inc.	1,945	10,522
*Castle Biosciences, Inc.	1,410	22,024
*Celcuity, Inc.	4	43
#Cencora, Inc.	5,532	1,024,250
*Centene Corp.	17,258	1,190,457
*Certara, Inc.	9,267	112,965
*Charles River Laboratories International, Inc.	749	126,102
Chemed Corp.	303	170,483
Cigna Group (The)	8,655	2,676,126
*Cogent Biosciences, Inc.	2,230	18,197
*Collegium Pharmaceutical, Inc.	8	174
Community Health Systems, Inc.	24	51
CONMED Corp.	777	75,726
Cooper Cos, Inc. (The)	189	58,921
*CorMedix, Inc.	16	56
*CorVel Corp.	594	115,200
*Cross Country Healthcare, Inc.	2,432	56,325
*CryoPort, Inc.	800	7,760
*Cue Biopharma, Inc.	16	34
#*Cullinan Oncology, Inc.	472	4,404
CVS Health Corp.	23,414	1,615,800
*Cymabay Therapeutics, Inc.	20	328
*Cytek Biosciences, Inc.	390	1,642
Danaher Corp.	8,040	1,543,841
*DaVita, Inc.	1,356	104,724
*Day One Biopharmaceuticals, Inc.	1,717	20,312
*Deciphera Pharmaceuticals, Inc.	2,593	31,090

16

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*Denali Therapeutics, Inc.	1,283	$24,159
DENTSPLY SIRONA, Inc.	5,944	180,757
*Dexcom, Inc.	3,172	281,769
#*Doximity, Inc., Class A	6,294	128,586
*Dynavax Technologies Corp.	3,150	44,762
*Dyne Therapeutics, Inc.	595	4,195
#*Editas Medicine, Inc.	1,802	12,037
*Edwards Lifesciences Corp.	3,637	231,750
*Elanco Animal Health, Inc.	9,974	87,871
*Electromed, Inc.	4	42
Elevance Health, Inc.	4,945	2,225,695
Eli Lilly & Co.	7,661	4,243,658
Encompass Health Corp.	307	19,206
*Enhabit, Inc.	1,099	8,100
#*Enovis Corp.	4	184
*Envista Holdings Corp.	5,945	138,340
#*EQRx, Inc.	6,462	14,087
*Evolent Health, Inc., Class A	4,930	120,440
*Exagen, Inc.	8	13
*Fortrea Holdings, Inc.	1,503	42,685
*Fulgent Genetics, Inc.	1,158	27,723
*Gain Therapeutics, Inc.	4	11
GE HealthCare Technologies, Inc.	13,532	900,803
Gilead Sciences, Inc.	23,840	1,872,394
*Glaukos Corp.	893	60,903
*Globus Medical, Inc.	1,803	82,415
*GoodRx Holdings, Inc., Class A	3,498	17,245
*Haemonetics Corp.	1,370	116,765
*Halozyme Therapeutics, Inc.	1,855	62,829
*Harvard Bioscience, Inc.	16	70
HCA Healthcare, Inc.	1,009	228,175
*HealthEquity, Inc.	3,705	265,574
HealthStream, Inc.	986	25,044
*Henry Schein, Inc.	5,230	339,845
*Hims & Hers Health, Inc.	5,955	35,611
*Hologic, Inc.	6,162	407,740
Humana, Inc.	1,618	847,330
#*ICU Medical, Inc.	68	6,668
*Ideaya Biosciences, Inc.	807	21,926
*IDEXX Laboratories, Inc.	1,291	515,716
*Ikena Oncology, Inc.	12	48
*Illumina, Inc.	2,955	323,336
*Immunovant, Inc.	40	1,322
*Inari Medical, Inc.	732	44,440
*Incyte Corp.	3,373	181,906
*InfuSystem Holdings, Inc.	12	115
*Inmune Bio, Inc.	8	58
*Innoviva, Inc.	925	11,479
*Integer Holdings Corp.	4,390	356,336
*Integra LifeSciences Holdings Corp.	1,354	48,690
#*Intellia Therapeutics, Inc.	736	18,437
*Intuitive Surgical, Inc.	2,790	731,594
*IQVIA Holdings, Inc.	6,383	1,154,238
iRadimed Corp.	498	20,289
*Ironwood Pharmaceuticals, Inc.	4,419	39,638
Johnson & Johnson	39,463	5,853,941
*Karuna Therapeutics, Inc.	178	29,657
*Keros Therapeutics, Inc.	373	10,645

17

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
*KORU Medical Systems, Inc.	24	$54
*Krystal Biotech, Inc.	217	25,361
Laboratory Corp. of America Holdings	1,503	300,194
*Lantheus Holdings, Inc.	1,160	74,936
#*Larimar Therapeutics, Inc.	16	47
LeMaitre Vascular, Inc.	595	28,905
#*LifeStance Health Group, Inc.	1,001	5,836
*Ligand Pharmaceuticals, Inc.	20	1,046
*Liquidia Corp.	12	78
*LivaNova PLC	1,303	63,912
#*MacroGenics, Inc.	20	104
*Maravai LifeSciences Holdings, Inc., Class A	1,065	7,306
McKesson Corp.	1,822	829,666
*Medpace Holdings, Inc.	738	179,090
Medtronic PLC	16,458	1,161,276
Merck & Co., Inc.	24,544	2,520,669
*Merit Medical Systems, Inc.	3,512	241,415
#Mesa Laboratories, Inc.	22	2,064
*Mettler-Toledo International, Inc.	303	298,516
*Moderna, Inc.	4,306	327,084
*Molina Healthcare, Inc.	1,518	505,418
*Myriad Genetics, Inc.	20	312
National Research Corp.	775	32,752
*Neogen Corp.	88	1,310
*NeoGenomics, Inc.	10,270	143,985
*NeuroPace, Inc.	12	81
#*NextGen Healthcare, Inc.	3,169	75,803
*Nuvalent, Inc., Class A	83	4,323
#*Ocuphire Pharma, Inc.	16	46
*Olema Pharmaceuticals, Inc.	16	213
#*OMNIAB Operations, Inc. - Earnout Shares	2,877	13,090
*Omnicell, Inc.	1,747	62,088
*OPKO Health, Inc.	2,711	3,389
*Option Care Health, Inc.	5,060	140,314
*OraSure Technologies, Inc.	16	83
*Organogenesis Holdings, Inc.	60	134
Organon & Co.	5,165	76,390
#*Orthofix Medical, Inc.	3	33
*Owens & Minor, Inc.	4,395	62,980
#*Pacific Biosciences of California, Inc.	5,024	31,048
Patterson Cos., Inc.	3,262	99,361
#*PDS Biotechnology Corp.	8	33
*Pediatrix Medical Group, Inc.	5,795	66,411
*Pennant Group, Inc. (The)	4	43
*Penumbra, Inc.	646	123,483
Perrigo Co. PLC	2,536	70,095
*PetIQ, Inc.	736	13,815
Pfizer, Inc.	134,280	4,103,597
*Phreesia, Inc.	925	12,636
Premier, Inc., Class A	5,427	104,307
#*Privia Health Group, Inc.	2,043	42,944
*Progyny, Inc.	2,282	70,423
#*Prothena Corp. PLC	138	5,031
*Quanterix Corp.	993	21,568
Quest Diagnostics, Inc.	1,215	158,072
*QuidelOrtho Corp.	202	12,338
*R1 RCM, Inc.	12,910	152,209
*RadNet, Inc.	2,743	73,951

18

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HEALTH CARE — (Continued)
#*Recursion Pharmaceuticals, Inc., Class A	1,500	$7,920
*Regeneron Pharmaceuticals, Inc.	1,463	1,140,979
*REGENXBIO, Inc.	1,220	15,726
#*Reneo Pharmaceuticals, Inc.	12	97
#*Repligen Corp.	1,363	183,405
ResMed, Inc.	1,552	219,173
*REVOLUTION Medicines, Inc.	1,782	35,284
Revvity, Inc.	1,966	162,883
*Rocket Pharmaceuticals, Inc.	7,685	139,099
*Schrodinger, Inc.	8,354	181,282
*Seagen, Inc.	1,300	276,653
*Shockwave Medical, Inc.	548	113,030
*SI-BONE, Inc.	1,290	21,943
Simulations Plus, Inc.	471	16,612
#*Sotera Health Co.	826	10,457
*SpringWorks Therapeutics, Inc.	1,474	33,755
Stryker Corp.	3,161	854,165
#*Surgery Partners, Inc.	16	370
*Tactile Systems Technology, Inc.	8	87
#*Tarsus Pharmaceuticals, Inc.	8	114
Teleflex, Inc.	1,205	222,624
Thermo Fisher Scientific, Inc.	4,840	2,152,687
*Twist Bioscience Corp.	1,692	26,666
UnitedHealth Group, Inc.	18,563	9,941,600
US Physical Therapy, Inc.	484	40,709
Utah Medical Products, Inc.	16	1,272
*Varex Imaging Corp.	1,080	19,494
*Veeva Systems, Inc., Class A	2,326	448,243
*Veracyte, Inc.	2,798	57,975
*Veradigm, Inc.	7,524	99,242
*Vericel Corp.	444	15,620
*Vertex Pharmaceuticals, Inc.	3,207	1,161,287
Viatris, Inc.	30	267
*Viking Therapeutics, Inc.	32	314
*Voyager Therapeutics, Inc.	12	79
*Waters Corp.	848	202,273
*Werewolf Therapeutics, Inc.	12	30
*Xencor, Inc.	1,657	28,749
*Xenon Pharmaceuticals, Inc.	1,301	40,331
*XOMA Corp.	4	75
*Y-mAbs Therapeutics, Inc.	16	85
*Zentalis Pharmaceuticals, Inc.	322	5,268
#*Zevra Therapeutics, Inc.	16	72
Zimmer Biomet Holdings, Inc.	3,031	316,467
*Zimvie, Inc.	12	85
Zoetis, Inc.	720	113,040

TOTAL HEALTH CARE		76,844,427

INDUSTRIALS — (12.9%)
3M Co.	5,172	470,393
A. O. Smith Corp.	4,197	292,783
AAON, Inc.	2,451	133,530
*AAR Corp.	1,159	68,798
ABM Industries, Inc.	3,889	152,993
ACCO Brands Corp.	4,444	22,487
Acuity Brands, Inc.	988	160,026
*ACV Auctions, Inc., Class A	3,202	42,683
Advanced Drainage Systems, Inc.	1,431	152,874
AECOM	5,277	403,954

19

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*AeroVironment, Inc.	656	$75,217
*AerSale Corp.	1,144	17,492
AGCO Corp.	5,045	578,460
Air Lease Corp.	8,889	307,826
Alamo Group, Inc.	318	50,975
Albany International Corp.	105	8,569
*Alight, Inc., Class A	22,463	149,154
Allegion PLC	3,109	305,801
Allient, Inc.	656	18,106
Allison Transmission Holdings, Inc.	3,148	158,722
*Alpha Pro Tech, Ltd.	8	32
Alta Equipment Group, Inc.	1,305	11,993
*American Superconductor Corp.	16	100
*American Woodmark Corp.	464	31,195
AMETEK, Inc.	5,181	729,329
*API Group Corp.	6,683	172,889
Apogee Enterprises, Inc.	307	13,176
Applied Industrial Technologies, Inc.	1,900	291,669
ARC Document Solutions, Inc.	12	33
ArcBest Corp.	463	50,411
Arcosa, Inc.	12	829
Argan, Inc.	406	18,570
Armstrong World Industries, Inc.	641	48,645
#*Array Technologies, Inc.	7,066	122,454
*ASGN, Inc.	2,807	234,272
Astec Industries, Inc.	813	32,553
*Astronics Corp.	1,212	18,580
*Asure Software, Inc.	8	68
*Atkore, Inc.	1,932	240,109
Automatic Data Processing, Inc.	11,007	2,401,948
*AZEK Co., Inc. (The)	377	9,877
AZZ, Inc.	721	34,082
Barnes Group, Inc.	1,433	29,792
Barrett Business Services, Inc.	309	28,261
*Beacon Roofing Supply, Inc.	4,299	305,960
BGSF, Inc.	8	74
*BlueLinx Holdings, Inc.	648	46,079
Boise Cascade Co.	1,892	177,375
Booz Allen Hamilton Holding Corp.	4,310	516,898
#*Bowman Consulting Group, Ltd.	4	106
Brady Corp., Class A	1,092	56,194
*BrightView Holdings, Inc.	1,329	8,957
Brink’s Co. (The)	1,815	121,351
Broadridge Financial Solutions, Inc.	2,384	406,806
*Builders FirstSource, Inc.	5,837	633,431
BWX Technologies, Inc.	2,529	187,854
*CACI International, Inc., Class A	1,417	460,185
Cadre Holdings, Inc.	38	1,066
Carlisle Cos., Inc.	1,654	420,265
Carrier Global Corp.	23,836	1,136,024
Caterpillar, Inc.	10,789	2,438,853
*CBIZ, Inc.	8,221	427,163
*CECO Environmental Corp.	2,441	39,495
#*Ceridian HCM Holding, Inc.	7,970	510,160
#CH Robinson Worldwide, Inc.	9,223	754,718
#*Chart Industries, Inc.	842	97,866
*Cimpress PLC	659	39,323
Cintas Corp.	848	430,038

20

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
#*Clarivate PLC	37,206	$237,374
*Clean Harbors, Inc.	66	10,142
Columbus McKinnon Corp.	1,040	31,793
Comfort Systems USA, Inc.	1,304	237,132
*Commercial Vehicle Group, Inc.	2,461	17,153
#Concentrix Corp.	740	56,395
*Concrete Pumping Holdings, Inc.	8	56
*Conduent, Inc.	7,718	24,620
*Construction Partners, Inc., Class A	967	37,181
*Copart, Inc.	13,278	577,859
*Core & Main, Inc., Class A	6,559	197,295
Covenant Logistics Group, Inc.	505	19,940
CRA International, Inc.	1,141	110,803
Crane Co.	2,092	203,614
CSG Systems International, Inc.	1,271	59,559
CSW Industrials, Inc.	220	38,997
CSX Corp.	13,567	404,975
Cummins, Inc.	4,687	1,013,798
Curtiss-Wright Corp.	1,078	214,317
*Custom Truck One Source, Inc.	5,800	33,466
Deere & Co.	4,820	1,761,035
Deluxe Corp.	4,841	82,539
*Distribution Solutions Group, Inc.	1,131	34,100
*DLH Holdings Corp.	8	109
Donaldson Co., Inc.	3,621	208,787
Douglas Dynamics, Inc.	1,140	27,679
Dover Corp.	2,786	362,041
*Ducommun, Inc.	775	37,076
Dun & Bradstreet Holdings, Inc.	38,474	337,032
*DXP Enterprises, Inc.	645	21,027
*Dycom Industries, Inc.	664	56,560
Eastern Co. (The)	4	65
Eaton Corp. PLC	4,310	896,092
EMCOR Group, Inc.	1,929	398,628
Emerson Electric Co.	3,523	313,441
Encore Wire Corp.	486	86,911
*Energy Recovery, Inc.	1,461	22,207
Enerpac Tool Group Corp.	2,230	63,109
EnerSys	106	9,071
Ennis, Inc.	975	20,826
EnPro Industries, Inc.	1,015	112,726
*Enviri Corp.	2,820	16,187
Equifax, Inc.	4,324	733,221
Esab Corp.	1,877	118,814
ESCO Technologies, Inc.	659	64,068
EVI Industries, Inc.	8	206
*ExlService Holdings, Inc.	6,945	181,334
Expeditors International of Washington, Inc.	6,748	737,219
Exponent, Inc.	1,826	133,828
Fastenal Co.	12,841	749,144
Federal Signal Corp.	1,683	97,681
FedEx Corp.	2,502	600,730
Ferguson PLC	5,811	872,812
First Advantage Corp.	17,601	228,989
Flowserve Corp.	4,285	157,345
*Fluor Corp.	10,374	345,350
*Forrester Research, Inc.	708	16,426
Fortive Corp.	8,115	529,747

21

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Fortune Brands Innovations, Inc.	4,801	$267,896
Forward Air Corp.	815	52,494
*Franklin Covey Co.	291	11,468
Franklin Electric Co., Inc.	1,765	153,061
*FTI Consulting, Inc.	2,051	435,345
*Gates Industrial Corp. PLC	64	699
GATX Corp.	1,405	146,935
*Gencor Industries, Inc.	4	57
*Generac Holdings, Inc.	727	61,119
General Dynamics Corp.	2,401	579,385
General Electric Co.	10,592	1,150,609
Genpact, Ltd.	6,103	204,695
*Gibraltar Industries, Inc.	1,079	65,668
Global Industrial Co.	1,468	46,903
*GMS, Inc.	3,184	186,200
Gorman-Rupp Co. (The)	780	23,049
Graco, Inc.	2,805	208,552
*Graham Corp.	4	62
#Granite Construction, Inc.	1,086	43,961
*Great Lakes Dredge & Dock Corp.	4,208	31,981
Greenbrier Cos., Inc. (The)	1,542	53,338
*GreenPower Motor Co., Inc.	4	11
Griffon Corp.	448	17,893
*GXO Logistics, Inc.	3,854	194,666
H&E Equipment Services, Inc.	2,121	86,367
*Hayward Holdings, Inc.	6,412	67,326
Healthcare Services Group, Inc.	1,846	17,537
Heartland Express, Inc.	1,153	13,444
HEICO Corp.	450	71,285
HEICO Corp., Class A	847	107,679
Heidrick & Struggles International, Inc.	1,151	28,015
Helios Technologies, Inc.	669	34,601
Herc Holdings, Inc.	1,171	125,051
Hexcel Corp.	2,347	145,326
Hillenbrand, Inc.	1,556	59,175
*Hillman Solutions Corp.	5,699	37,385
*HireRight Holdings Corp.	1,969	18,134
HNI Corp.	1,938	67,229
Honeywell International, Inc.	5,428	994,735
Howmet Aerospace, Inc.	3,105	136,931
*Hub Group, Inc., Class A	1,588	109,175
Hubbell, Inc.	885	239,039
#*Hudson Technologies, Inc.	5,274	67,929
Huntington Ingalls Industries, Inc.	1,201	264,004
Hurco Cos., Inc.	4	80
*Huron Consulting Group, Inc.	1,819	180,736
Hyster-Yale Materials Handling, Inc.	4	160
ICF International, Inc.	2,452	310,742
IDEX Corp.	1,148	219,739
*IES Holdings, Inc.	1,031	64,159
Illinois Tool Works, Inc.	3,584	803,246
Ingersoll Rand, Inc.	6,806	412,988
Insperity, Inc.	1,698	179,716
Insteel Industries, Inc.	1,026	28,636
Interface, Inc.	2,228	19,807
ITT, Inc.	2,247	209,757
Jacobs Solutions, Inc.	3,510	467,883
*Janus International Group, Inc.	1,702	15,931

22

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
JB Hunt Transport Services, Inc.	1,212	$208,306
*JELD-WEN Holding, Inc.	1,442	16,338
John Bean Technologies Corp.	1,857	193,165
Johnson Controls International PLC	10,074	493,827
Kadant, Inc.	334	73,480
Kaman Corp.	912	16,972
KBR, Inc.	8,916	518,465
Kelly Services, Inc., Class A	1,688	30,131
Kennametal, Inc.	820	18,950
Kforce, Inc.	1,572	95,955
*Kirby Corp.	46	3,436
Knight-Swift Transportation Holdings, Inc.	2,360	115,380
Korn Ferry	4,833	219,998
*Kratos Defense & Security Solutions, Inc.	3,501	59,692
*L.B. Foster Co., Class A	4	78
L3Harris Technologies, Inc.	4,859	871,753
Landstar System, Inc.	2,163	356,419
*Legalzoom.com, Inc.	2,916	29,073
Leidos Holdings, Inc.	4,182	414,520
#Lennox International, Inc.	909	336,821
*Limbach Holdings, Inc.	511	15,228
Lincoln Electric Holdings, Inc.	932	162,914
Lindsay Corp.	230	28,732
*Liquidity Services, Inc.	873	16,823
*LS Starrett Co. (The), Class A	4	40
LSI Industries, Inc.	1,467	21,829
*Manitex International, Inc.	12	48
*Manitowoc Co., Inc. (The)	1,416	18,125
ManpowerGroup, Inc.	3,812	266,726
Marten Transport, Ltd.	670	11,779
Masco Corp.	3,471	180,804
*Masonite International Corp.	417	33,001
*MasTec, Inc.	2,183	129,758
*Masterbrand, Inc.	2,159	23,987
*Matrix Service Co.	1,712	19,945
Matson, Inc.	909	79,128
Matthews International Corp., Class A	1,129	40,012
Maximus, Inc.	2,938	219,527
#*Mayville Engineering Co., Inc.	4	48
McGrath RentCorp.	1,171	117,803
*Mercury Systems, Inc.	3,228	116,143
*Middleby Corp. (The)	1,960	221,225
Miller Industries, Inc.	449	16,330
MillerKnoll, Inc.	3,326	78,161
*Mistras Group, Inc.	12	66
*Montrose Environmental Group, Inc.	495	11,444
Moog, Inc., Class A	504	58,489
*MRC Global, Inc.	4,909	51,594
MSA Safety, Inc.	1,024	161,669
MSC Industrial Direct Co., Inc.	2,453	232,422
Mueller Industries, Inc.	5,842	220,302
Mueller Water Products, Inc., Class A	24	297
*MYR Group, Inc.	543	62,896
*NN, Inc.	20	36
Nordson Corp.	909	193,244
Northrop Grumman Corp.	1,281	603,902
*Northwest Pipe Co.	4	109
*NOW, Inc.	20,952	230,891

23

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
*NV5 Global, Inc.	522	$49,251
nVent Electric PLC	5,302	255,185
Old Dominion Freight Line, Inc.	909	342,384
Omega Flex, Inc.	303	22,140
*OPENLANE, Inc.	29,499	396,172
*Orion Group Holdings, Inc.	8	38
Oshkosh Corp.	2,603	228,361
Otis Worldwide Corp.	9,294	717,590
PACCAR, Inc.	10,045	829,014
Park Aerospace Corp.	8	117
Parker-Hannifin Corp.	1,341	494,708
Park-Ohio Holdings Corp.	4	91
*Parsons Corp.	5,994	338,961
Paychex, Inc.	7,183	797,672
Paycom Software, Inc.	1,250	306,213
#*Paycor HCM, Inc.	11,776	254,126
*Paylocity Holding Corp.	1,854	332,608
Pentair PLC	6,368	370,108
*Performant Financial Corp.	32	75
*PGT Innovations, Inc.	180	5,389
*Pioneer Power Solutions, Inc.	4	22
Pitney Bowes, Inc.	9,496	30,672
#*Plug Power, Inc.	3,124	18,400
Powell Industries, Inc.	212	16,250
Preformed Line Products Co.	272	36,815
Primoris Services Corp.	2,033	61,112
*Proto Labs, Inc.	930	21,957
*Quad/Graphics, Inc.	28	137
Quanex Building Products Corp.	869	23,333
Quanta Services, Inc.	2,342	391,395
*Radiant Logistics, Inc.	1,624	9,517
#*RBC Bearings, Inc.	633	139,159
*RCM Technologies, Inc.	8	159
Regal Rexnord Corp.	879	104,082
*Resideo Technologies, Inc.	9,941	143,946
Resources Connection, Inc.	2,384	32,112
REV Group, Inc.	2,954	42,065
Robert Half, Inc.	8,652	646,910
#*Rocket Lab USA, Inc.	11,725	49,597
Rockwell Automation, Inc.	3,158	829,954
Rollins, Inc.	3,146	118,321
#RTX Corp.	19,259	1,567,490
Rush Enterprises, Inc., Class A	3,013	107,203
Rush Enterprises, Inc., Class B	493	19,937
*RXO, Inc.	2,999	52,513
Ryder System, Inc.	572	55,793
*Saia, Inc.	318	114,000
Schneider National, Inc., Class B	36	912
Science Applications International Corp.	3,147	343,778
Sensata Technologies Holding PLC	4,753	151,526
*Shoals Technologies Group, Inc., Class A	1,934	29,706
*SIFCO Industries, Inc.	4	17
Simpson Manufacturing Co., Inc.	1,293	172,202
#*SiteOne Landscape Supply, Inc.	1,598	220,156
Snap-on, Inc.	885	228,277
*SP Plus Corp.	12	606
*SPX Technologies, Inc.	926	74,191
SS&C Technologies Holdings, Inc.	3,560	178,890

24

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Standex International Corp.	1,916	$275,080
Stanley Black & Decker, Inc.	1,851	157,428
Steelcase, Inc., Class A	3,591	39,178
*Stericycle, Inc.	474	19,548
#*Sterling Check Corp.	8,374	93,621
*Sterling Infrastructure, Inc.	1,233	89,824
#*Sunrun, Inc.	1,448	13,973
Tecnoglass, Inc.	611	19,967
Tennant Co.	744	55,220
Terex Corp.	3,770	172,666
Tetra Tech, Inc.	1,876	283,107
Textainer Group Holdings, Ltd.	10,742	527,647
Textron, Inc.	2,580	196,080
*Thermon Group Holdings, Inc.	1,065	28,425
Timken Co. (The)	767	53,015
*Titan International, Inc.	3,638	41,328
*Titan Machinery, Inc.	606	15,053
Toro Co. (The)	3,472	280,676
*TPI Composites, Inc.	12	28
Trane Technologies PLC	2,730	519,546
*Transcat, Inc.	359	32,317
*TransDigm Group, Inc.	502	415,701
TransUnion	5,362	235,285
*Trex Co., Inc.	1,441	80,999
#*TriNet Group, Inc.	2,990	307,223
Trinity Industries, Inc.	918	19,122
*TrueBlue, Inc.	1,742	19,284
TTEC Holdings, Inc.	2,481	51,059
*Tutor Perini Corp.	2,496	17,996
*Twin Disc, Inc.	8	110
*Uber Technologies, Inc.	16,197	701,006
UFP Industries, Inc.	1,580	150,369
U-Haul Holding Co.	9,427	445,049
#*U-Haul Holding Co.	770	37,822
*Ultralife Corp.	8	59
UniFirst Corp.	640	105,235
Union Pacific Corp.	553	114,808
United Parcel Service, Inc., Class B	8,559	1,208,959
United Rentals, Inc.	3,218	1,307,377
Universal Logistics Holdings, Inc.	8	179
*Upwork, Inc.	6,919	72,304
*V2X, Inc.	8	409
*Veralto Corp.	2,680	184,920
Verisk Analytics, Inc.	5,780	1,314,141
Veritiv Corp.	500	84,705
*Verra Mobility Corp.	8,120	160,532
Vertiv Holdings Co.	8,097	317,969
*Vestis Corp.	4,282	65,472
*Viad Corp.	1,064	25,781
*Vicor Corp.	209	8,097
*Virco Mfg. Corp.	8	49
*VirTra, Inc.	4	19
#VSE Corp.	427	22,973
Wabash National Corp.	2,425	50,173
#Watsco, Inc.	758	264,459
Watts Water Technologies, Inc., Class A	941	162,802
Werner Enterprises, Inc.	933	33,887
WESCO International, Inc.	3,178	407,420

25

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDUSTRIALS — (Continued)
Westinghouse Air Brake Technologies Corp.	2,727	$289,117
*Wilhelmina International, Inc.	4	17
*Willdan Group, Inc.	8	141
*Willis Lease Finance Corp.	4	179
*WillScot Mobile Mini Holdings Corp.	8,565	337,547
Woodward, Inc.	1,515	188,921
WW Grainger, Inc.	1,816	1,325,371
#*Xometry, Inc., Class A	690	10,040
*XPO, Inc.	1,793	135,927
Xylem, Inc.	3,512	328,512
Zurn Elkay Water Solutions Corp.	4,747	125,606

TOTAL INDUSTRIALS		74,348,986

INFORMATION TECHNOLOGY — (21.2%)
A10 Networks, Inc.	2,034	22,110
Accenture PLC, Class A	9,507	2,824,435
*ACI Worldwide, Inc.	4,000	81,480
Adeia, Inc.	4,400	37,092
*Adobe, Inc.	5,473	2,911,964
Advanced Energy Industries, Inc.	1,007	87,871
*Advanced Micro Devices, Inc.	18,361	1,808,558
#*Aehr Test Systems	490	11,544
*Agilysys, Inc.	390	33,458
*Akamai Technologies, Inc.	673	69,541
*Alarm.com Holdings, Inc.	4,761	243,430
*Alkami Technology, Inc.	2,448	43,942
*Allegro MicroSystems, Inc.	2,403	62,382
*Altair Engineering, Inc., Class A	642	39,881
Amdocs, Ltd.	4,344	348,215
Amphenol Corp., Class A	3,373	271,695
*Amtech Systems, Inc.	4	29
Analog Devices, Inc.	36	5,664
*ANSYS, Inc.	1,288	358,399
Apple, Inc.	172,916	29,528,865
Applied Materials, Inc.	13,150	1,740,402
#*AppLovin Corp., Class A	9,135	332,879
*Arista Networks, Inc.	2,654	531,782
*Arrow Electronics, Inc.	3,187	361,438
*Aspen Technology, Inc.	718	127,625
*AstroNova, Inc.	4	54
*Atlassian Corp., Class A	573	103,507
#*Aurora Innovation, Inc.	37,987	66,477
*Autodesk, Inc.	3,591	709,689
*AvePoint, Inc.	5,233	39,195
*Aviat Networks, Inc.	756	20,185
*Avid Technology, Inc.	2,582	69,766
Avnet, Inc.	4,560	211,265
*Axcelis Technologies, Inc.	61	7,777
Badger Meter, Inc.	529	73,293
Belden, Inc.	1,303	92,383
Benchmark Electronics, Inc.	680	16,463
Bentley Systems, Inc., Class B	3,331	162,020
#*BILL Holdings, Inc.	3,230	294,867
*Blackbaud, Inc.	1,375	89,925
*Box, Inc., Class A	4,542	112,914
Broadcom, Inc.	8,082	6,799,952
*Cadence Design Systems, Inc.	2,565	615,215
*Calix, Inc.	315	10,433
*CCC Intelligent Solutions Holdings, Inc.	8,133	87,592

26

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
CDW Corp.	2,811	$563,324
*Cerence, Inc.	1,340	20,515
*Ciena Corp.	3,928	165,762
*Cirrus Logic, Inc.	1,961	131,250
Cisco Systems, Inc.	58,053	3,026,303
*Cleanspark, Inc.	20	82
*Cloudflare, Inc., Class A	115	6,519
*Coda Octopus Group, Inc.	4	26
Cognex Corp.	4,689	168,757
Cognizant Technology Solutions Corp., Class A	11,355	732,057
*Cognyte Software, Ltd.	24	100
*Cohu, Inc.	1,604	48,345
*CommVault Systems, Inc.	520	33,982
*Computer Task Group, Inc.	8	83
Comtech Telecommunications Corp.	12	146
*Confluent, Inc., Class A	1,431	41,370
*Consensus Cloud Solutions, Inc.	702	15,156
*Corsair Gaming, Inc.	4,502	57,581
*CPI Card Group, Inc.	8	132
Crane NXT Co.	1,307	67,964
*Credo Technology Group Holding, Ltd.	3,057	43,471
*Crowdstrike Holdings, Inc., Class A	2,259	399,323
*CS Disco, Inc.	2,400	13,464
*Daktronics, Inc.	2,059	19,808
*Data I/O Corp.	4	13
*Datadog, Inc., Class A	1,915	156,015
Dell Technologies, Inc., Class C	2,904	194,307
*Digi International, Inc.	2,175	54,766
#*Digimarc Corp.	8	208
#*DigitalOcean Holdings, Inc.	1,615	33,043
*DocuSign, Inc.	2,736	106,376
Dolby Laboratories, Inc., Class A	1,551	125,538
*DoubleVerify Holdings, Inc.	4,692	130,578
*Dropbox, Inc., Class A	6,015	158,195
#*DXC Technology Co.	9,224	186,048
*Dynatrace, Inc.	2,296	102,654
*E2open Parent Holdings, Inc.	5,229	15,112
*eGain Corp.	12	72
*EngageSmart, Inc.	2,061	46,682
#*Enphase Energy, Inc.	629	50,056
Entegris, Inc.	189	16,640
*Envestnet, Inc.	1,355	50,135
*EPAM Systems, Inc.	543	118,141
*ePlus, Inc.	1,120	70,000
*Everbridge, Inc.	593	12,222
*EverCommerce, Inc.	36	345
*Extreme Networks, Inc.	2,718	56,045
*F5, Inc.	2,344	355,327
*Fair Isaac Corp.	303	256,299
#*Fastly, Inc., Class A	4,233	62,098
*Flex, Ltd.	6,857	176,362
#*FormFactor, Inc.	2,096	71,012
*Fortinet, Inc.	7,452	426,031
*Franklin Wireless Corp.	4	12
Frequency Electronics, Inc.	4	30
*Freshworks, Inc., Class A	856	15,357
*Gartner, Inc.	1,311	435,304
Gen Digital, Inc.	20,687	344,645

27

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Genasys, Inc.	12	$21
#*Globant SA	2,492	424,363
*GoDaddy, Inc., Class A	3,531	258,575
*Grid Dynamics Holdings, Inc.	1,430	14,500
*Guidewire Software, Inc.	2,780	250,561
Hackett Group, Inc. (The)	932	20,774
*Harmonic, Inc.	3,410	36,794
*HashiCorp, Inc., Class A	2,999	59,050
Hewlett Packard Enterprise Co.	19,796	304,462
HP, Inc.	15,193	400,032
*HubSpot, Inc.	232	98,315
*Ichor Holdings, Ltd.	1,181	28,651
Immersion Corp.	16	102
*indie Semiconductor, Inc., Class A	962	4,704
#*Infinera Corp.	693	2,030
*Informatica, Inc., Class A	2,511	48,161
Information Services Group, Inc.	28	114
#*Insight Enterprises, Inc.	1,412	202,340
*Instructure Holdings, Inc.	600	14,778
*Intapp, Inc.	1,276	43,639
Intel Corp.	7,841	286,197
*Intellicheck, Inc.	8	15
#InterDigital, Inc.	566	42,591
International Business Machines Corp.	18,805	2,719,955
*inTEST Corp.	4	52
#*Intevac, Inc.	12	39
Intuit, Inc.	3,053	1,511,082
#*IonQ, Inc.	4,010	38,656
*Iteris, Inc.	16	71
*Itron, Inc.	1,500	85,920
#*Jamf Holding Corp.	2,783	44,695
*JFrog, Ltd.	2,877	64,704
Juniper Networks, Inc.	8,480	228,282
*Key Tronic Corp.	4	15
*Keysight Technologies, Inc.	4,081	498,086
KLA Corp.	1,515	711,595
Kulicke & Soffa Industries, Inc.	2,158	89,794
*Kyndryl Holdings, Inc.	11,189	163,695
Lam Research Corp.	2,128	1,251,732
*Lattice Semiconductor Corp.	2,394	133,130
*LiveRamp Holdings, Inc.	11,155	308,547
*Lumentum Holdings, Inc.	1,464	57,403
*Manhattan Associates, Inc.	1,220	237,876
#*Marathon Digital Holdings, Inc.	794	6,995
Marvell Technology, Inc.	11,419	539,205
*Matterport, Inc.	4,450	9,078
*MaxLinear, Inc.	522	7,934
#*MeridianLink, Inc.	2,174	35,697
Microsoft Corp.	58,466	19,767,939
*Mirion Technologies, Inc.	3,549	24,595
#*Mitek Systems, Inc.	1,179	12,592
MKS Instruments, Inc.	870	57,124
*Model N, Inc.	24	578
*MongoDB, Inc.	337	116,127
Monolithic Power Systems, Inc.	467	206,293
Motorola Solutions, Inc.	1,576	438,853
*N-able, Inc.	5,194	67,314
Napco Security Technologies, Inc.	638	11,720

28

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Navitas Semiconductor Corp.	3,269	$17,130
#*nCino, Inc.	3,036	85,312
*NCR Voyix Corp.	6,758	103,330
NetApp, Inc.	3,680	267,830
*NETGEAR, Inc.	1,042	13,171
*NetScout Systems, Inc.	3,300	72,039
Network-1 Technologies, Inc.	4	9
*NextNav, Inc.	28	130
*Novanta, Inc.	698	92,178
*Nutanix, Inc., Class A	3,866	139,911
NVIDIA Corp.	28,178	11,490,988
*Okta, Inc.	6,235	420,301
*Olo, Inc., Class A	2,996	15,310
#ON24, Inc.	20	123
*OneSpan, Inc.	12	95
#*Onto Innovation, Inc.	8	899
Oracle Corp.	23,329	2,412,219
#*Palantir Technologies, Inc., Class A	21,786	322,433
#*Palo Alto Networks, Inc.	3,743	909,624
#*PAR Technology Corp.	593	17,310
PC Connection, Inc.	2,784	149,167
PCTEL, Inc.	8	55
*PDF Solutions, Inc.	1,150	30,509
*Perficient, Inc.	1,654	96,246
*Photronics, Inc.	2,354	43,219
*Plexus Corp.	221	21,729
Power Integrations, Inc.	1,375	95,329
*Powerfleet, Inc.	12	22
#*PowerSchool Holdings, Inc.	14,871	296,230
*Procore Technologies, Inc.	2,358	144,050
Progress Software Corp.	1,699	87,295
*PTC, Inc.	1,538	215,966
*Pure Storage, Inc., Class A	6,746	228,082
*Q2 Holdings, Inc.	1,497	44,955
QUALCOMM, Inc.	22,056	2,403,883
*Qualys, Inc.	865	132,302
*Rambus, Inc.	892	48,462
#*Red Violet, Inc.	8	158
*Ribbon Communications, Inc.	36	68
#*Riot Platforms, Inc.	811	7,932
Roper Technologies, Inc.	606	296,073
*Salesforce, Inc.	9,814	1,970,946
Sapiens International Corp. NV	1,756	44,778
*ScanSource, Inc.	612	18,605
*SecureWorks Corp., Class A	8	47
*SEMrush Holdings, Inc., Class A	2,697	21,792
*Semtech Corp.	1,335	18,637
*SentinelOne, Inc., Class A	6,452	100,845
*ServiceNow, Inc.	747	434,642
*Silicon Laboratories, Inc.	755	69,596
*SiTime Corp.	622	62,076
Skyworks Solutions, Inc.	2,224	192,910
#*Snowflake, Inc., Class A	1,072	155,579
*SolarWinds Corp.	5,511	50,756
*Splunk, Inc.	2,173	319,779
*Sprinklr, Inc., Class A	1,655	22,491
*SPS Commerce, Inc.	584	93,639
*Squarespace, Inc., Class A	32	909

29

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INFORMATION TECHNOLOGY — (Continued)
*Stratasys, Ltd.	441	$4,485
*Super Micro Computer, Inc.	2,895	693,266
*Synaptics, Inc.	1,142	95,540
*Synopsys, Inc.	945	443,621
TD SYNNEX Corp.	2,575	236,076
TE Connectivity, Ltd.	1,759	207,298
*Teledyne Technologies, Inc.	633	237,115
*Teradata Corp.	2,878	122,948
Teradyne, Inc.	3,163	263,383
*Thoughtworks Holding, Inc.	3,380	11,458
*TransAct Technologies, Inc.	4	23
*Trimble, Inc.	2,803	132,105
*Turtle Beach Corp.	8	66
*Twilio, Inc., Class A	5,509	282,391
*Tyler Technologies, Inc.	324	120,820
#*UiPath, Inc., Class A	11,655	181,002
#*Unity Software, Inc.	10,190	258,520
Universal Display Corp.	1,425	198,331
*Varonis Systems, Inc.	1,238	41,646
*Verint Systems, Inc.	526	9,894
*VeriSign, Inc.	1,231	245,781
*Vertex, Inc., Class A	1,097	26,558
#*Viasat, Inc.	761	14,033
*Viavi Solutions, Inc.	12,141	94,457
Vontier Corp.	8,401	248,334
*Workday, Inc., Class A	1,143	241,985
Xerox Holdings Corp.	12,931	166,034
*Yext, Inc.	3,694	22,275
*Zebra Technologies Corp.	871	182,414
*Zoom Video Communications, Inc., Class A	3,074	184,379
*Zscaler, Inc.	349	55,383

TOTAL INFORMATION TECHNOLOGY		122,158,705

MATERIALS — (3.0%)
Albemarle Corp.	615	77,970
Amcor PLC	36,324	322,920
American Vanguard Corp.	1,371	12,833
*Ampco-Pittsburgh Corp.	8	21
AptarGroup, Inc.	2,689	328,784
Ardagh Metal Packaging SA	1,283	4,324
Ashland, Inc.	1,646	126,133
*ATI, Inc.	4,352	164,375
Avery Dennison Corp.	2,128	370,421
Avient Corp.	4,888	154,559
*Axalta Coating Systems, Ltd.	9,540	250,234
Balchem Corp.	1,147	133,327
Ball Corp.	8,717	419,724
Berry Global Group, Inc.	6,118	336,490
Carpenter Technology Corp.	1,528	95,836
Celanese Corp.	763	87,371
Chase Corp.	355	45,106
*Clearwater Paper Corp.	606	20,489
Commercial Metals Co.	5,183	219,189
#Compass Minerals International, Inc.	866	21,338
Corteva, Inc.	16,111	775,584
Crown Holdings, Inc.	7,004	564,522
Dow, Inc.	1,740	84,112
DuPont de Nemours, Inc.	9,199	670,423
Eastman Chemical Co.	450	33,628

30

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Ecolab, Inc.	4,187	$702,327
Element Solutions, Inc.	22,139	403,594
Flexible Solutions International, Inc.	8	16
FMC Corp.	1,778	94,590
*Gatos Silver, Inc.	802	3,906
Graphic Packaging Holding Co.	11,143	239,686
Greif, Inc., Class A	1,782	113,157
Greif, Inc., Class B	464	29,724
Hawkins, Inc.	742	42,613
Haynes International, Inc.	224	9,638
HB Fuller Co.	2,289	151,417
Hecla Mining Co.	30,790	125,315
Huntsman Corp.	9,332	217,716
Innospec, Inc.	1,253	122,794
International Flavors & Fragrances, Inc.	4,362	298,143
International Paper Co.	2,986	100,718
*Knife River Corp.	661	33,261
Koppers Holdings, Inc.	1,219	44,579
Kronos Worldwide, Inc.	16	110
#*Livent Corp.	3,184	46,455
*Loop Industries, Inc.	8	26
Louisiana-Pacific Corp.	4,255	218,196
LyondellBasell Industries NV, Class A	4,294	387,491
Materion Corp.	872	84,567
*McEwen Mining, Inc.	8	55
Mercer International, Inc.	3,508	27,854
Minerals Technologies, Inc.	666	36,004
Mosaic Co. (The)	1,262	40,990
#*MP Materials Corp.	5,631	92,348
Myers Industries, Inc.	821	13,768
NewMarket Corp.	357	172,128
Newmont Corp.	16,094	603,042
#Nexa Resources SA	2,150	12,878
Northern Technologies International Corp.	4	50
Nucor Corp.	8,649	1,278,236
Olympic Steel, Inc.	564	28,634
Packaging Corp. of America	1,523	233,095
Pactiv Evergreen, Inc.	1,936	16,688
PPG Industries, Inc.	6,390	784,500
Quaker Chemical Corp.	1,006	144,582
*Ranpak Holdings Corp.	71	224
Reliance Steel & Aluminum Co.	2,642	672,072
Royal Gold, Inc.	3,597	375,275
RPM International, Inc.	4,540	414,366
Ryerson Holding Corp.	3,798	110,332
Schnitzer Steel Industries, Inc.	1,903	43,217
Sealed Air Corp.	4,592	141,388
Sensient Technologies Corp.	1,518	85,646
#Sherwin-Williams Co. (The)	6,008	1,431,166
Silgan Holdings, Inc.	4,805	192,488
Sonoco Products Co.	4,398	227,860
Southern Copper Corp.	473	33,536
Steel Dynamics, Inc.	3,163	336,891
Stepan Co.	809	60,513
Sylvamo Corp.	1,654	73,272
*TimkenSteel Corp.	1,142	23,217
TriMas Corp.	2,059	49,848
Vulcan Materials Co.	2,445	480,418

31

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MATERIALS — (Continued)
Westrock Co.	3,148	$113,108
Worthington Industries, Inc.	1,833	112,949

TOTAL MATERIALS		17,252,390

REAL ESTATE — (0.3%)
*AMREP Corp.	4	67
*Anywhere Real Estate, Inc.	2,048	9,564
*CBRE Group, Inc., Class A	9,134	633,352
*Compass, Inc., Class A	13,828	27,379
*CoStar Group, Inc.	8,136	597,264
*Cushman & Wakefield PLC	5,136	37,852
#eXp World Holdings, Inc.	1,482	19,666
*Five Point Holdings LLC, Class A	20	49
*Forestar Group, Inc.	1,422	33,772
*Howard Hughes Holdings, Inc.	447	29,650
*Jones Lang LaSalle, Inc.	1,310	167,575
Kennedy-Wilson Holdings, Inc.	2,256	29,035
Marcus & Millichap, Inc.	1,424	40,869
*Maui Land & Pineapple Co., Inc.	4	59
Newmark Group, Inc., Class A	4,856	27,534
*Opendoor Technologies, Inc.	1,689	3,209
*Redfin Corp.	20	93
RMR Group, Inc. (The), Class A	90	2,027
St. Joe Co. (The)	1,030	48,039
*Zillow Group, Inc., Class A	1,612	57,274
*Zillow Group, Inc., Class C	5,714	207,132

TOTAL REAL ESTATE		1,971,461

UTILITIES — (0.9%)
#*Altus Power, Inc.	5,066	26,900
American States Water Co.	1,610	125,661
American Water Works Co., Inc.	4,161	489,542
Artesian Resources Corp., Class A	514	20,200
Atmos Energy Corp.	1,987	213,920
#Avangrid, Inc.	24	717
Brookfield Renewable Corp., Class A	7,385	168,083
California Water Service Group	2,314	112,646
Chesapeake Utilities Corp.	262	23,216
Clearway Energy, Inc., Class C	866	18,801
Consolidated Edison, Inc.	7,042	618,217
#Consolidated Water Co., Ltd.	8	236
Constellation Energy Corp.	2,721	307,255
Edison International	7,871	496,345
Essential Utilities, Inc.	6,752	225,922
Eversource Energy	8,257	444,144
Exelon Corp.	11,630	452,872
Genie Energy, Ltd., Class B	860	17,062
Global Water Resources, Inc.	4	42
Middlesex Water Co.	946	60,099
*Montauk Renewables, Inc.	4,240	42,654
New Jersey Resources Corp.	8,001	324,681
Northwest Natural Holding Co.	1,985	72,869
ONE Gas, Inc.	1,567	94,647
#Ormat Technologies, Inc.	2,920	179,697
*Pure Cycle Corp.	4	38
#RGC Resources, Inc.	4	63
Sempra	1,454	101,824
SJW Group	1,544	96,469
Southwest Gas Holdings, Inc.	2,221	130,173

32

DIMENSIONAL US SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UTILITIES — (Continued)
Spire, Inc.	1,511	$84,057
#*Sunnova Energy International, Inc.	733	6,692
UGI Corp.	5,301	110,261
Unitil Corp.	527	24,068
Via Renewables, Inc.	2	11
York Water Co. (The)	382	13,779

TOTAL UTILITIES		5,103,863

TOTAL COMMON STOCKS		556,295,227

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»ABIOMED, Inc. 1/2/2026	4	62
*<»Chinook Therapeutics	376	147
*»Opiant Pharma, Inc.	4	1

TOTAL HEALTH CARE		210

TOTAL RIGHTS/WARRANTS		210

TOTAL INVESTMENT SECURITIES — (96.6%) (Cost $ 541,685,399)		556,295,437

SECURITIES LENDING COLLATERAL — (3.4%)
@§The DFA Short Term Investment Fund	1,677,395	19,402,442

TOTAL INVESTMENTS — (100.0%) (Cost $ 561,087,841)		$575,697,879

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

PLC	Public Limited Company
SA	Special Assessment
USD	United States Dollars

33

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (95.7%)
AUSTRALIA — (4.8%)
#*29Metals, Ltd.	1,386	$544
*3P Learning, Ltd.	44	27
A2B Australia, Ltd.	116	113
Accent Group, Ltd.	14,860	17,641
Acrow Formwork and Construction Services, Ltd.	196	108
*Ainsworth Game Technology, Ltd.	132	87
*»Alcidion Group, Ltd.	600	37
*Alkane Resources, Ltd.	1,910	720
*Allkem, Ltd.	5,815	35,124
ALS, Ltd.	8,711	59,180
Altium, Ltd.	3,177	79,415
#*AMA Group, Ltd.	3,004	118
AMP, Ltd.	90,788	60,069
Ampol, Ltd.	12,912	260,464
ANZ Group Holdings, Ltd.	17,396	272,164
*Appen, Ltd.	9,908	5,646
#*Arafura Rare Earths, Ltd.	15,130	1,772
#ARB Corp., Ltd.	956	17,656
Aristocrat Leisure, Ltd.	15,187	370,492
#ARN Media, Ltd.	408	204
*Aroa Biosurgery, Ltd.	96	47
Atlas Arteria, Ltd.	20,172	67,819
*Audinate Group, Ltd.	318	2,521
*Aurelia Metals, Ltd.	2,088	126
*Aussie Broadband, Ltd.	4,044	10,037
Austal, Ltd.	15,426	16,604
#*Austin Engineering, Ltd.	932	153
#Australian Clinical Labs, Ltd.	4,128	7,031
Australian Ethical Investment, Ltd.	3,090	7,611
#*Australian Strategic Materials, Ltd.	881	786
Auswide Bank, Ltd.	77	251
Autosports Group, Ltd.	80	126
#Baby Bunting Group, Ltd.	1,243	1,338
Bank of Queensland, Ltd.	22,528	72,745
Bapcor, Ltd.	16,038	54,225
Base Resources, Ltd.	448	38
Beacon Lighting Group, Ltd.	120	140
#*Betmakers Technology Group, Ltd.	3,949	198
*Bigtincan Holdings, Ltd.	352	61
Brambles, Ltd.	30,131	250,106
*Bravura Solutions, Ltd.	8,500	3,713
Breville Group, Ltd.	3,868	51,919
Capitol Health, Ltd.	752	93
Capral, Ltd.	32	169
*Capricorn Metals, Ltd.	7,120	21,323
carsales.com, Ltd.	7,108	124,347
*Catapult Group International, Ltd.	224	128
Cedar Woods Properties, Ltd.	128	359
Challenger, Ltd.	27,556	102,066
Champion Iron, Ltd.	17,400	78,440
ClearView Wealth, Ltd.	408	136
Clover Corp., Ltd.	160	90
Cochlear, Ltd.	1,062	161,943

1

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Codan, Ltd.	4,557	$22,447
#*Cogstate, Ltd.	60	56
Coles Group, Ltd.	12,885	124,575
Commonwealth Bank of Australia	7,724	472,223
Computershare, Ltd.	15,281	239,848
#*Core Lithium, Ltd.	9,479	2,161
Corporate Travel Management, Ltd.	2,713	28,411
CSL, Ltd.	1,781	262,008
CSR, Ltd.	15,099	53,631
Data#3, Ltd.	9,558	40,970
*De Grey Mining, Ltd.	12,106	9,160
#Dicker Data, Ltd.	2,453	16,401
Domain Holdings Australia, Ltd.	5,808	12,430
Domino’s Pizza Enterprises, Ltd.	987	31,746
Downer EDI, Ltd.	13,695	32,690
Eagers Automotive, Ltd.	6,713	54,702
Elanor Investor Group	84	64
#Elders, Ltd.	5,813	21,825
#*Electro Optic Systems Holdings, Ltd.	4,770	2,688
Emeco Holdings, Ltd.	596	217
*Emerald Resources NL	1,746	2,863
Endeavour Group, Ltd.	15,454	48,337
EQT Holdings, Ltd.	32	507
Evolution Mining, Ltd.	44,292	100,115
*Experience Co., Ltd.	608	83
Fenix Resources, Ltd.	778	113
Fiducian Group, Ltd.	20	70
*Finbar Group, Ltd.	252	104
*FleetPartners Group, Ltd.	10,791	16,944
Fleetwood, Ltd.	708	744
#Flight Centre Travel Group, Ltd.	3,248	38,312
Fortescue Metals Group, Ltd.	29,094	410,786
#*Genesis Minerals, Ltd.	7,423	6,862
GR Engineering Services, Ltd.	188	251
GrainCorp., Ltd., Class A	8,619	37,873
Grange Resources, Ltd.	4,636	1,218
GUD Holdings, Ltd.	6,253	42,125
GWA Group, Ltd.	4,726	5,132
Hansen Technologies, Ltd.	7,381	24,254
#Harvey Norman Holdings, Ltd.	12,176	28,293
*Healius, Ltd.	22,826	26,159
Helia Group, Ltd.	28,794	65,996
HUB24, Ltd.	871	16,671
IDP Education, Ltd.	4,976	68,210
IGO, Ltd.	14,291	86,050
Iluka Resources, Ltd.	5,993	27,472
Imdex, Ltd.	13,078	13,663
*Immutep, Ltd.	356	71
*»Immutep, Ltd. Entitlement	40	8
*ImpediMed, Ltd.	656	48
#*Imugene, Ltd.	85,667	2,332
Insignia Financial, Ltd.	23,523	30,681
Insurance Australia Group, Ltd.	31,632	113,558
Integral Diagnostics, Ltd.	2,130	3,601
InvoCare, Ltd.	814	6,525
IPH, Ltd.	5,321	22,977
#IRESS, Ltd.	8,937	28,236
IVE Group, Ltd.	1,286	1,506

2

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
*James Hardie Industries PLC	9,394	$232,501
*James Hardie Industries PLC, Sponsored ADR	55	1,368
JB Hi-Fi, Ltd.	4,680	133,846
Johns Lyng Group, Ltd.	4,955	19,137
Jupiter Mines, Ltd.	912	110
Kelly Partners Group Holdings, Ltd.	16	41
#*Kogan.com, Ltd.	1,528	4,237
Lendlease Corp., Ltd.	19,252	75,696
Lifestyle Communities, Ltd.	3,290	32,433
Lindsay Australia, Ltd.	2,086	1,274
Link Administration Holdings, Ltd.	21,566	16,249
Lottery Corp., Ltd. (The)	47,941	137,503
Lovisa Holdings, Ltd.	2,164	23,731
Lycopodium, Ltd.	40	231
*Lynas Rare Earths, Ltd.	39,535	176,473
MA Financial Group, Ltd.	3,619	9,807
#Maas Group Holdings, Ltd.	1,535	3,334
*Mach7 Technologies, Ltd.	264	116
Macmahon Holdings, Ltd.	2,476	243
Macquarie Group, Ltd.	2,736	278,866
*Macquarie Technology Group, Ltd.	176	6,945
#Mader Group, Ltd.	599	2,389
Magellan Financial Group, Ltd.	8,845	36,345
McMillan Shakespeare, Ltd.	6,703	71,130
Medibank Pvt, Ltd.	78,415	170,295
*Megaport, Ltd.	584	3,516
*Metals X, Ltd.	4,495	797
Metcash, Ltd.	70,755	164,859
Michael Hill International, Ltd.	412	214
Mineral Resources, Ltd.	3,523	128,839
*MMA Offshore, Ltd.	7,976	6,388
Monadelphous Group, Ltd.	3,274	29,125
Monash IVF Group, Ltd.	6,148	5,060
*Mount Gibson Iron, Ltd.	1,136	356
Myer Holdings, Ltd.	17,251	5,461
MyState, Ltd.	2,186	4,028
*Nanosonics, Ltd.	2,943	6,950
National Australia Bank, Ltd.	20,853	370,347
Netwealth Group, Ltd.	4,163	33,475
»Newcrest Mining, Ltd.	2,108	31,595
*NEXTDC, Ltd.	4,992	37,138
#*NextEd Group, Ltd.	648	328
nib holdings, Ltd.	26,499	121,472
Nine Entertainment Co. Holdings, Ltd.	46,192	53,960
Northern Star Resources, Ltd.	8,498	62,898
#*Novonix, Ltd.	9,031	3,860
Nufarm, Ltd.	15,978	43,804
*Nuix, Ltd.	5,727	5,077
Objective Corp., Ltd.	32	215
#*Omni Bridgeway, Ltd.	5,126	4,933
oOh!media, Ltd.	30,249	24,994
Orica, Ltd.	4,450	41,305
Orora, Ltd.	42,833	66,715
#Pacific Smiles Group, Ltd.	100	75
Peet, Ltd.	692	517
#PeopleIN, Ltd.	2,201	2,097
*Perenti, Ltd.	45,717	30,827
Perpetual, Ltd.	3,538	42,898

3

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
Perseus Mining, Ltd.	35,081	$37,871
*PEXA Group, Ltd.	4,458	30,682
#Pilbara Minerals, Ltd.	58,426	135,763
Pinnacle Investment Management Group, Ltd.	1,659	8,130
Platinum Asset Management, Ltd.	22,101	15,742
PointsBet Holdings, Ltd.	3,132	1,497
#*Praemium, Ltd.	3,430	1,205
Premier Investments, Ltd.	3,499	50,312
Pro Medicus, Ltd.	2,850	134,506
Probiotec, Ltd.	56	87
PSC Insurance Group, Ltd.	720	2,029
PWR Holdings, Ltd.	1,174	7,299
QANTM Intellectual Property, Ltd.	216	127
QBE Insurance Group, Ltd.	21,395	211,322
Ramelius Resources, Ltd.	44,021	46,128
Ramsay Health Care, Ltd.	3,029	93,359
REA Group, Ltd.	1,204	109,552
*ReadyTech Holdings, Ltd.	60	136
#*Red 5, Ltd.	42,915	8,695
Reece, Ltd.	4,619	51,062
Regis Resources, Ltd.	7,491	8,205
Reject Shop, Ltd. (The)	28	92
#Reliance Worldwide Corp., Ltd.	24,130	53,320
*Resolute Mining, Ltd.	34,929	7,962
*Retail Food Group, Ltd.	1,944	59
Rio Tinto, Ltd.	1,749	130,206
*RPMGlobal Holdings, Ltd.	216	197
*Sandfire Resources, Ltd.	19,108	72,227
SEEK, Ltd.	6,597	86,086
Service Stream, Ltd.	9,354	5,212
Seven Group Holdings, Ltd.	5,375	94,404
*Seven West Media, Ltd.	24,202	4,061
SG Fleet Group, Ltd.	1,150	1,842
Shaver Shop Group, Ltd.	88	57
Sigma Healthcare, Ltd.	57,793	23,602
#*Silver Lake Resources, Ltd.	26,854	17,853
*Silver Mines, Ltd.	412	46
Sims, Ltd.	9,173	72,483
SmartGroup Corp., Ltd.	5,457	29,645
Sonic Healthcare, Ltd.	12,089	220,057
Southern Cross Electrical Engineering, Ltd.	212	107
Southern Cross Media Group, Ltd.	1,848	1,059
SRG Global, Ltd.	384	151
#*St. Barbara, Ltd.	3,677	407
Steadfast Group, Ltd.	14,976	51,203
Suncorp Group, Ltd.	17,854	151,251
Super Retail Group, Ltd.	6,484	54,109
Symbio Holdings, Ltd.	48	84
#*Syrah Resources, Ltd.	6,570	2,766
Tabcorp Holdings, Ltd.	106,091	52,058
Technology One, Ltd.	14,033	129,011
#*Temple & Webster Group, Ltd.	1,110	3,929
Transurban Group	15,920	119,143
»Treasury Wine Estates, Ltd.	18,157	139,103
#*Tyro Payments, Ltd.	2,625	1,429
*»United Malt Grp, Ltd.	3,584	11,346
#Universal Store Holdings, Ltd.	64	136
Ventia Services Group Pty, Ltd.	7,164	12,474

4

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
AUSTRALIA — (Continued)
ΩViva Energy Group, Ltd.	39,907	$71,506
#*Volpara Health Technologies, Ltd.	76	35
#*Vulcan Energy Resources, Ltd.	2,843	3,726
*Webjet, Ltd.	3,487	13,445
Wesfarmers, Ltd.	9,165	293,159
*West African Resources, Ltd.	38,800	18,179
*Westgold Resources, Ltd.	9,694	12,828
Westpac Banking Corp.	19,592	255,537
WiseTech Global, Ltd.	1,682	61,938
Woolworths Group, Ltd.	15,024	335,029
Worley, Ltd.	10,552	109,502
*Xero, Ltd.	1,211	81,804

TOTAL AUSTRALIA		11,453,270

AUSTRIA — (0.3%)
Addiko Bank AG	28	376
ANDRITZ AG	1,794	82,298
ΩBAWAG Group AG	1,552	68,801
CA Immobilien Anlagen AG	597	20,130
DO & CO AG	195	22,755
Erste Group Bank AG	5,075	181,045
*Eurotelesites AG	1,319	4,433
*Kapsch TrafficCom AG	8	76
*Lenzing AG	170	6,604
Mayr Melnhof Karton AG	200	23,466
Oesterreichische Post AG	775	24,698
Palfinger AG	674	16,279
Porr AG	218	2,604
Raiffeisen Bank International AG	2,287	33,045
*Rosenbauer International AG	4	129
Schoeller-Bleckmann Oilfield Equipment AG	471	23,747
Strabag SE	83	3,277
Telekom Austria AG	5,276	36,807
UBM Development AG	8	171
UNIQA Insurance Group AG	3,871	31,179
Verbund AG	1,108	96,035
Vienna Insurance Group AG Wiener Versicherung Gruppe	956	25,616
voestalpine AG	986	24,554
Wienerberger AG	1,211	29,364
Zumtobel Group AG	44	268

TOTAL AUSTRIA		757,757

BELGIUM — (1.1%)
Ackermans & van Haaren NV	870	129,019
Ageas SA	8,591	329,267
Anheuser-Busch InBev SA	5,288	299,762
*Argenx SE, Sponsored ADR	204	95,792
Azelis Group NV	2,274	38,698
Bekaert SA	1,594	64,362
bpost SA	5,020	27,168
Cie d’Entreprises CFE	8	56
Colruyt Group N.V	4,202	173,531
Deceuninck NV	96	229
D’ieteren Group	173	25,619
Econocom Group SA	848	2,075
Elia Group SA	852	80,736
EVS Broadcast Equipment SA	44	1,237
Fagron	3,508	61,478
Greenyard NV	36	206

5

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
BELGIUM — (Continued)
#Immobel SA	8	$222
Ion Beam Applications	16	157
Jensen-Group NV	4	132
KBC Group NV	8,560	469,589
Lotus Bakeries NV	14	103,586
Melexis NV	755	55,344
*Ontex Group NV	1,649	12,044
Proximus SADP	6,871	56,809
Recticel SA	1,713	15,372
Shurgard Self Storage, Ltd.	652	24,335
Solvay SA, Class A	980	103,317
Tessenderlo Group SA	412	11,976
UCB SA	1,649	120,372
Umicore SA	12,861	305,188
Van de Velde NV	8	270
VGP NV	657	53,299
Viohalco SA	76	391

TOTAL BELGIUM		2,661,638

CANADA — (8.9%)
*5N Plus, Inc.	992	2,358
Acadian Timber Corp.	20	224
ADENTRA, Inc.	359	6,568
Aecon Group, Inc.	1,035	7,605
Ag Growth International, Inc.	546	19,142
Agnico Eagle Mines, Ltd.	7,692	360,832
#AirBoss of America Corp.	56	152
Alamos Gold, Inc.	12,437	153,970
Alimentation Couche-Tard, Inc.	13,142	714,633
AltaGas, Ltd.	7,816	145,032
Altus Group, Ltd.	1,034	35,081
Amerigo Resources, Ltd.	402	342
Andlauer Healthcare Group, Inc.	821	22,970
Andrew Peller, Ltd., Class A	56	149
*Aritzia, Inc.	2,705	42,029
Atco, Ltd., Class I	1,560	39,948
*ATS Corp.	15	506
*ATS Corp.	1,857	62,469
Aura Minerals, Inc.	94	631
*AutoCanada, Inc.	1,116	19,269
B2Gold Corp.	22,623	73,072
B2Gold Corp.	36	115
Badger Infrastructure Solutions, Ltd.	1,643	43,470
*Ballard Power Systems, Inc.	11,285	37,579
Bank of Montreal	2,806	211,993
Bank of Montreal	4,121	311,068
Bank of Nova Scotia (The)	13,021	526,960
Bank of Nova Scotia (The)	2,516	101,764
*Bausch Health Cos., Inc.	3,127	21,263
*Bausch Health Cos., Inc.	2,574	17,555
BCE, Inc.	24	890
BCE, Inc.	987	36,647
Bird Construction, Inc.	2,640	20,272
*Bitfarms, Ltd.	1,458	1,531
#*BlackBerry, Ltd.	10,733	38,424
*Bombardier, Inc., Class A	4	129
*Bombardier, Inc., Class B	1,914	61,339
#Boralex, Inc., Class A	1,151	21,399
Boyd Group Services, Inc.	695	118,364

6

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Bragg Gaming Group, Inc.	16	$69
#Brookfield Asset Management, Ltd., Class A	2,336	66,973
#Brookfield Corp.	19,575	570,611
Brookfield Corp.	1,588	46,213
Brookfield Infrastructure Corp., Class A	1,720	44,307
BRP, Inc.	1,109	74,991
*CAE, Inc.	5,176	107,971
*Calfrac Well Services, Ltd.	934	3,465
Calian Group, Ltd.	274	9,803
*Calibre Mining Corp.	6,334	6,570
#Cameco Corp.	3,498	143,103
Canaccord Genuity Group, Inc.	1,072	5,537
Canadian Imperial Bank of Commerce	2,817	99,247
Canadian Imperial Bank of Commerce	8,553	301,664
Canadian Tire Corp., Ltd., Class A	1,913	184,320
Canadian Utilities, Ltd., Class A	2,740	57,909
Canadian Western Bank	3,103	61,423
Cascades, Inc.	1,560	12,631
CCL Industries, Inc.	6,123	239,142
*Celestica, Inc.	2,972	69,396
Centerra Gold, Inc.	11,231	57,035
CES Energy Solutions Corp.	13,805	36,097
*CGI, Inc.	3,907	376,674
CI Financial Corp.	6,075	55,006
Cogeco Communications, Inc.	550	21,640
Cogeco, Inc.	126	4,279
Colliers International Group, Inc.	1,879	170,482
Computer Modelling Group, Ltd.	3,935	25,964
Constellation Software, Inc.	288	576,728
Converge Technology Solutions Corp.	3,732	7,420
Corby Spirit and Wine, Ltd.	20	190
Definity Financial Corp.	2,087	57,638
*dentalcorp Holdings, Ltd.	2,547	10,091
*Descartes Systems Group, Inc. (The)	1,461	105,499
Dollarama, Inc.	3,554	242,437
Doman Building Materials Group, Ltd.	3,998	19,410
*Dorel Industries, Inc., Class B	28	109
DREAM Unlimited Corp.	1,157	14,110
Dundee Precious Metals, Inc.	4,434	29,033
Dye & Durham, Ltd.	1,615	9,411
Dynacor Group, Inc.	24	57
E-L Financial Corp., Ltd.	4	2,451
*Eldorado Gold Corp.	13,129	141,924
Empire Co., Ltd., Class A	6,968	190,732
Enbridge, Inc.	18,254	584,858
Endeavour Mining PLC	5,612	114,686
#*Endeavour Silver Corp.	3,800	8,132
*Endeavour Silver Corp.	531	1,140
Enerflex, Ltd.	1,132	4,501
Enghouse Systems, Ltd.	1,940	45,501
*Ensign Energy Services, Inc.	2,804	5,130
EQB, Inc.	1,332	66,032
#*Equinox Gold Corp.	7,750	34,100
*ERO Copper Corp.	2,796	37,942
Evertz Technologies, Ltd.	44	398
Exchange Income Corp.	380	11,674
Extendicare, Inc.	884	3,732
Fairfax Financial Holdings, Ltd.	375	311,731

7

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
#Fiera Capital Corp.	3,479	$11,678
Finning International, Inc.	6,852	183,411
#First Majestic Silver Corp.	10,650	54,847
First Quantum Minerals, Ltd.	2,913	33,720
FirstService Corp., Class WI	1,247	176,413
*Foraco International SA	180	236
*Fortuna Silver Mines, Inc.	6,100	17,141
*GDI Integrated Facility Services, Inc.	194	5,225
George Weston, Ltd.	1,981	214,646
Gibson Energy, Inc.	5,483	83,218
*GoGold Resources, Inc.	3,360	3,098
*GoldMoney, Inc.	19	116
Great-West Lifeco, Inc.	7,886	218,246
*H2O Innovation, Inc.	411	1,249
Hammond Power Solutions, Inc.	189	9,654
*Heroux-Devtek, Inc.	150	1,653
Hudbay Minerals, Inc.	117	510
Hudbay Minerals, Inc.	11,238	48,998
ΩHydro One, Ltd.	5,400	139,877
*i-80 Gold Corp.	3,644	5,102
iA Financial Corp., Inc.	4,481	260,452
*IAMGOLD Corp.	2,724	6,919
IGM Financial, Inc.	3,656	82,219
*Illumin Holdings, Inc.	997	1,077
*Imperial Metals Corp.	48	73
Information Services Corp.	32	471
Innergex Renewable Energy, Inc.	4,223	25,978
Intact Financial Corp.	3,210	450,521
*Interfor Corp.	3,213	39,600
*Ivanhoe Mines, Ltd.	2,694	19,833
ΩJamieson Wellness, Inc.	1,114	18,272
*K92 Mining, Inc.	8,076	29,087
*Karora Resources, Inc.	1,336	3,975
K-Bro Linen, Inc.	12	273
Keyera Corp.	4,140	96,175
Kinross Gold Corp.	19,393	101,037
KP Tissue, Inc.	8	54
Laurentian Bank of Canada	2,175	39,795
*Lightspeed Commerce, Inc.	7,420	92,453
Linamar Corp.	908	39,217
Loblaw Cos., Ltd.	3,484	284,643
Logistec Corp., Class B	4	182
*Lucara Diamond Corp.	192	47
*Lumine Group, Inc.	576	7,236
Lundin Gold, Inc.	5,234	63,038
Lundin Mining Corp.	22,052	137,562
Magellan Aerospace Corp.	16	85
#Magna International, Inc.	4,680	225,061
*Major Drilling Group International, Inc.	3,895	20,594
*Mandalay Resources Corp.	28	34
Manulife Financial Corp.	16,359	284,974
*MDA, Ltd.	3,966	32,768
*MDF Commerce, Inc.	60	162
Melcor Developments, Ltd.	44	356
Metro, Inc.	4,757	241,371
Morguard Corp.	26	1,901
National Bank of Canada	9,063	562,875
Neo Performance Materials, Inc.	100	493

8

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*New Gold, Inc.	19,819	$24,179
*New Gold, Inc.	9,100	11,078
#*NFI Group, Inc.	3,849	35,932
North American Construction Group, Ltd.	1,919	39,551
North American Construction Group, Ltd.	348	7,154
North West Co., Inc. (The)	1,507	38,385
Northland Power, Inc.	1,138	15,977
#Nutrien, Ltd.	3,884	208,571
OceanaGold Corp.	59,951	100,188
#Open Text Corp.	5,514	184,168
*Orezone Gold Corp.	957	593
Osisko Gold Royalties, Ltd.	7,670	93,727
#Pan American Silver Corp.	9,944	145,282
Park Lawn Corp.	650	7,637
Parkland Corp.	10,335	312,451
Pason Systems, Inc.	5,389	51,590
Pembina Pipeline Corp.	1,640	50,420
Pembina Pipeline Corp.	5,820	179,140
*Perpetua Resources Corp.	20	72
PHX Energy Services Corp.	802	4,252
Polaris Renewable Energy, Inc.	788	7,407
Pollard Banknote, Ltd.	12	240
*Precision Drilling Corp.	346	20,085
Premium Brands Holdings Corp.	1,468	94,409
Pulse Seismic, Inc.	52	69
Quarterhill, Inc.	200	216
Quebecor, Inc., Class B	6,556	135,111
RB Global, Inc.	2,645	172,983
*Real Matters, Inc.	249	877
#Restaurant Brands International, Inc.	4,224	283,853
Richelieu Hardware, Ltd.	2,230	66,631
Rogers Communications, Inc., Class B	4,617	170,878
Rogers Communications, Inc., Class B	3,221	119,370
Royal Bank of Canada	15,110	1,205,535
Russel Metals, Inc.	2,606	64,857
Sandstorm Gold, Ltd.	2,942	13,415
*Sangoma Technologies Corp.	20	60
Savaria Corp.	1,447	12,925
Secure Energy Services, Inc.	17,798	98,717
*Shawcor, Ltd.	5,113	53,478
*Shopify, Inc., Class A	8,634	407,438
Sienna Senior Living, Inc.	612	4,422
SNC-Lavalin Group, Inc.	6,281	174,280
Softchoice Corp.	588	7,027
ΩSpin Master Corp.	1,921	45,872
Sprott, Inc.	18	521
#Sprott, Inc.	477	13,847
SSR Mining, Inc.	6,756	93,773
Stantec, Inc.	3,661	223,943
Stantec, Inc.	232	14,180
Stella-Jones, Inc.	2,621	137,143
*ΩSTEP Energy Services, Ltd.	569	1,791
StorageVault Canada, Inc.	2,728	8,450
Sun Life Financial, Inc.	2,938	134,049
Sun Life Financial, Inc.	5,369	245,202
Superior Plus Corp.	6,999	46,988
Supremex, Inc.	36	109
Sylogist, Ltd.	143	746

9

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CANADA — (Continued)
*Taiga Building Products, Ltd.	72	$143
*Taseko Mines, Ltd.	385	410
*Taseko Mines, Ltd.	3,007	3,248
*TELUS International CDA, Inc.	2,680	17,125
TerraVest Industries, Inc.	40	943
TFI International, Inc.	942	104,204
#Thomson Reuters Corp.	2,185	261,938
#Tidewater Midstream and Infrastructure, Ltd.	3,991	2,904
#*Tilray Brands, Inc.	1,280	2,277
#*Tilray Brands, Inc.	3,130	5,634
TMX Group, Ltd.	4,756	98,940
*Torex Gold Resources, Inc.	3,148	30,318
Toromont Industries, Ltd.	2,859	215,004
Toronto-Dominion Bank (The)	3,095	172,691
Toronto-Dominion Bank (The)	12,078	674,436
Total Energy Services, Inc.	1,075	6,412
Transcontinental, Inc., Class A	2,607	19,173
Trican Well Service, Ltd.	6,864	23,189
Tricon Residential, Inc.	4,429	29,319
Triple Flag Precious Metals Corp.	18	229
Triple Flag Precious Metals Corp.	2,036	26,101
*Trisura Group, Ltd.	1,067	23,434
Vecima Networks, Inc.	4	47
*Victoria Gold Corp.	80	334
*Viemed Healthcare, Inc.	723	4,562
*Vitalhub Corp.	40	80
Wajax Corp.	520	11,185
#*Well Health Technologies Corp.	16,751	44,645
#*Wesdome Gold Mines, Ltd.	5,600	29,931
West Fraser Timber Co., Ltd.	2,143	144,524
Western Forest Products, Inc.	3,118	1,617
#Wheaton Precious Metals Corp.	5,075	214,419
*WildBrain, Ltd.	136	133
Winpak, Ltd.	1,144	31,116
WSP Global, Inc.	2,385	311,798
*Xtract One Technologies, Inc.	132	67
Yellow Pages, Ltd.	56	469

TOTAL CANADA		21,251,207

DENMARK — (3.9%)
*ALK-Abello A/S	3,820	42,277
Alm Brand A/S	34,650	50,051
*Ambu A/S, Class B	2,882	28,357
*Bang & Olufsen A/S	180	219
#*Bavarian Nordic A/S	2,539	48,271
*Brodrene Hartmann A/S	4	199
Carlsberg AS, Class B	1,056	125,619
cBrain A/S	240	6,192
Chemometec A/S	393	16,196
Chr Hansen Holding A/S	4,426	301,174
Coloplast A/S, Class B	2,121	220,770
Columbus A/S	136	117
Danske Bank A/S	11,892	278,297
*Demant A/S	2,632	100,153
DSV A/S	2,431	362,170
FLSmidth & Co. A/S	1,819	68,058
*Genmab A/S	738	207,980
#*Genmab A/S, Class S, ADR	2,300	65,320
*GN Store Nord AS	2,620	43,522

10

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
DENMARK — (Continued)
H Lundbeck A/S	10,749	$56,049
H Lundbeck A/S, Class A	116	524
*H+H International A/S, Class B	66	742
ISS A/S	5,075	73,308
*Jyske Bank A/S, Registered	2,040	143,351
Matas A/S	1,416	18,409
#*MT Hoejgaard Holding A/S	8	120
#*ΩNetcompany Group A/S	1,989	62,025
*Nilfisk Holding A/S	95	1,520
*NKT A/S	1,944	97,457
*»NKT A/S	246	12,332
*ΩNNIT A/S	32	367
North Media A/S	20	162
Novo Nordisk A/S, Class B	51,622	4,949,209
Novozymes A/S, B Shares	6,636	297,529
#*NTG Nordic Transport Group A/S	245	9,698
ΩOrsted AS	1,024	49,276
Pandora A/S	3,517	397,554
Per Aarsleff Holding A/S	1,133	49,499
Ringkjoebing Landbobank A/S	1,726	234,774
Royal Unibrew A/S	1,401	101,146
*RTX A/S	12	127
Schouw & Co. A/S	333	20,514
Solar A/S, B Shares	358	21,319
#SP Group A/S	68	1,926
Spar Nord Bank A/S	2,586	39,112
Sparekassen Sjaelland-Fyn A/S	28	821
Sydbank AS	2,546	110,330
*TCM Group A/S	24	134
Topdanmark AS	1,697	75,942
Tryg A/S	7,410	144,446
*Vestas Wind Systems A/S	11,413	246,092
*Zealand Pharma A/S	1,087	45,073

TOTAL DENMARK		9,225,829

FINLAND — (1.7%)
*Afarak Group SE	404	198
Aktia Bank OYJ	1,230	11,597
Alma Media OYJ	68	628
Anora Group OYJ	1,205	5,209
#Aspo OYJ	36	224
Bittium OYJ	32	142
Cargotec OYJ, Class B	1,434	56,416
Caverion OYJ	1,273	11,478
Citycon OYJ	853	4,503
Digia OYJ	20	106
Elisa OYJ	4,846	205,300
ΩEnento Group OYJ	591	10,507
eQ Oyj	12	186
#Fiskars OYJ Abp	1,017	15,544
F-Secure OYJ	132	237
#Gofore OYJ	8	185
Harvia OYJ	579	14,223
Huhtamaki OYJ	3,269	111,988
Kamux Corp.	387	2,086
Kemira OYJ	3,964	64,023
Kesko OYJ, Class A	5,325	91,633
Kesko OYJ, Class B	18,493	312,071
Kojamo OYJ	2,268	19,322

11

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FINLAND — (Continued)
Kone OYJ, Class B	6,029	$260,579
Konecranes OYJ	2,008	65,605
Lassila & Tikanoja OYJ	2,123	21,004
*Mandatum OYJ	4,978	19,216
Marimekko OYJ	130	1,498
Metsa Board OYJ	12	104
Metsa Board OYJ	4,762	35,939
Metso Oyj	24,873	218,372
Musti Group OYJ	1,392	27,382
Neste OYJ	9,450	316,741
Nokia OYJ	14,708	48,816
#Nokia OYJ, Sponsored ADR	37,241	123,268
Nokian Renkaat OYJ	3,630	27,350
Nordea Bank Abp	46,667	490,263
Olvi OYJ, A Shares	16	473
Oma Saastopankki OYJ	22	484
Oriola OYJ, Class A	108	121
Oriola OYJ, Class B	1,758	1,715
Orion OYJ, Class A	511	20,255
Orion OYJ, Class B	2,058	81,661
#Outokumpu OYJ	14,455	59,175
*Pihlajalinna OYJ	40	311
Ponsse OYJ	20	524
Puuilo OYJ	1,276	10,662
*QT Group OYJ	940	54,746
Raisio OYJ, Class V	5,031	10,540
Rapala VMC OYJ	16	47
Revenio Group OYJ	877	20,357
Sampo OYJ, A Shares	4,978	195,264
Sanoma OYJ	3,617	27,947
Scanfil OYJ	28	225
Siili Solutions OYJ	8	73
*Stockmann OYJ Abp, Class B	500	1,160
Stora Enso OYJ, Class R	18,454	220,905
Talenom OYJ	24	130
#*Tecnotree OYJ	328	122
ΩTerveystalo OYJ	7,256	50,083
TietoEVRY OYJ	4,227	88,376
Tokmanni Group Corp.	4,749	64,001
UPM-Kymmene OYJ	2,768	92,952
Uponor OYJ	2,481	74,897
Vaisala OYJ, A Shares	783	26,650
Valmet OYJ	5,400	120,778
Verkkokauppa.com OYJ	36	93
Wartsila OYJ Abp	7,594	90,222
#*WithSecure OYJ	2,346	2,108
YIT OYJ	3,393	6,032

TOTAL FINLAND		3,917,032

FRANCE — (9.2%)
ABC arbitrage	28	143
Aeroports de Paris SA	937	104,786
Airbus SE	7,657	1,022,045
AKWEL SADIR	8	123
ΩALD SA	9,181	61,477
Alstom SA	8,138	109,674
Alten SA	1,276	150,115
ΩAmundi SA	2,504	130,272
Arkema SA	2,066	193,002

12

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Assystem SA	8	$320
Aubay	46	1,539
AXA SA	24,056	710,820
Axway Software SA	24	578
*Bastide le Confort Medical	4	88
Beneteau SACA	2,752	33,103
BioMerieux	878	83,988
BNP Paribas SA	11,071	635,307
Boiron SA	8	333
Bouygues SA	7,455	261,694
Bureau Veritas SA	12,826	291,343
Capgemini SE	4,602	809,912
Carrefour SA	24,019	420,936
Catana Group	287	1,729
CBo Territoria	68	254
*Cegedim SA	16	291
*CGG SA	41,789	29,418
Chargeurs SA	449	3,474
Cie de Saint-Gobain SA	3,164	171,900
Cie des Alpes	420	5,887
Cie Plastic Omnium SE	1,286	14,409
#*Claranova SE	100	144
#Clariane SE	1,858	6,995
Coface SA	3,954	47,562
Credit Agricole SA	13,869	166,797
Danone SA	2,107	125,052
Dassault Aviation SA	308	61,042
Dassault Systemes SE	6,657	273,121
Derichebourg SA	4,148	17,897
Edenred SE	3,323	176,464
Eiffage SA	2,792	252,914
*Ekinops SAS	20	92
*ΩElior Group SA	7,573	14,312
Elis SA	3,929	64,246
Equasens	131	8,959
*ESI Group	92	14,489
EssilorLuxottica SA	1,071	193,173
Esso SA Francaise	57	3,485
Eurofins Scientific SE	2,797	141,407
ΩEuronext NV	1,822	126,722
#Eutelsat Communications SACA	4,496	19,152
*Exclusive Networks SA	540	8,573
Fnac Darty SA	812	19,037
*Forvia SE	3,320	55,586
Gaztransport Et Technigaz SA	1,702	217,142
Getlink SE	12,662	203,902
GL Events SACA	42	717
Groupe Crit SA	8	524
Groupe SFPI	56	89
Guerbet	4	73
Hermes International SCA	594	1,104,783
*ID Logistics Group SACA	169	45,730
Imerys SA	470	12,430
Infotel SA	181	8,303
*Innate Pharma SA, ADR	40	95
Interparfums SA	345	16,246
Ipsen SA	1,672	197,055
IPSOS SA	1,206	58,460

13

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Jacquet Metals SACA	96	$1,522
*JCDecaux SE	2,216	34,573
Kaufman & Broad SA	695	18,439
Kering SA	1,122	454,459
*La Francaise De L’energie SACA	23	976
ΩLa Francaise des Jeux SAEM	6,512	209,387
Laurent-Perrier	4	499
Lectra	237	5,987
Legrand SA	3,225	277,752
Linedata Services	1	55
LISI SA	214	4,942
L’Oreal SA	4,261	1,784,218
*Lumibird	12	172
LVMH Moet Hennessy Louis Vuitton SE	4,585	3,268,873
ΩMaisons du Monde SA	604	3,030
Manitou BF SA	120	2,529
Mersen SA	817	27,030
Metropole Television SA	2,171	27,147
ΩNeoen SA	2,795	73,504
Neurones	8	290
Nexans SA	870	61,337
Nexity SA	822	11,451
NRJ Group	16	109
Oeneo SA	24	330
*OL Groupe SA	28	61
Orange SA	59,733	701,463
*OVH Groupe SAS	1,403	9,973
Pernod Ricard SA	1,359	240,609
*Pierre Et Vacances SA	330	442
*Prodways Group SA	3	3
Publicis Groupe SA	4,317	327,264
Quadient SA	1,099	22,908
Renault SA	5,704	199,263
Rexel SA	10,057	204,474
Robertet SA	25	20,347
Rubis SCA	4,930	107,034
Safran SA	3,644	566,280
Sanofi SA	7,572	685,912
Sartorius Stedim Biotech	226	42,175
Schneider Electric SE	4,259	652,668
SCOR SE	8,406	250,118
SEB SA	684	67,347
SES SA	14,346	83,477
#*SES-imagotag SA	157	15,666
*ΩSMCP SA	2,137	7,567
Societe BIC SA	1,056	66,135
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4	440
Societe Generale SA	9,302	207,903
Societe pour l’Informatique Industrielle	412	19,553
*SOITEC	323	47,968
Sopra Steria Group SACA	723	129,381
SPIE SA	5,253	137,923
*ΩSRP Groupe SA	140	151
Stef SA	4	430
#STMicroelectronics NV, Sponsored NVDR	2,904	110,294
Sword Group	246	8,932
Synergie SE	20	627
Technip Energies NV	6,949	151,677

14

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
FRANCE — (Continued)
Teleperformance SE	1,252	$143,122
Television Francaise 1 SA	2,287	16,100
TFF Group	8	352
Thales SA	1,967	289,311
Thermador Groupe	271	19,221
Trigano SA	245	32,060
*Ubisoft Entertainment SA	3,940	111,944
Valeo SE	4,391	57,738
*Vallourec SACA	5,954	71,273
Vinci SA	5,850	646,049
Virbac SACA	149	42,681
Vivendi SE	20,590	184,034
*Voltalia SA, Registered	1,954	16,296
Wavestone	403	18,296
*ΩWorldline SA	2,191	27,744

TOTAL FRANCE		21,943,027

GERMANY — (6.6%)
7C Solarparken AG	1,179	4,025
Adesso SE	87	8,194
adidas AG	3,463	612,020
*Adtran Networks SE	94	1,985
All for One Group SE	4	155
Allgeier SE	12	270
Allianz SE, Registered	3,550	828,897
AlzChem Group AG	24	561
Amadeus Fire AG	298	34,334
Atoss Software AG	209	43,962
ΩAumann AG	20	266
Aurubis AG	767	62,961
*ΩAuto1 Group SE	2,208	12,930
Basler AG	136	1,120
Bayerische Motoren Werke AG	5,998	555,566
BayWa AG	872	29,034
BayWa AG	4	194
Bechtle AG	3,768	167,596
Beiersdorf AG	1,104	144,758
Bertrandt AG	12	579
Bijou Brigitte AG	18	660
Bilfinger SE	1,572	57,525
*Borussia Dortmund GmbH & Co. KGaA	2,423	9,527
Brenntag SE	7,605	563,661
CANCOM SE	1,162	28,888
Carl Zeiss Meditec AG, Class R	573	49,507
*CECONOMY AG	7,588	14,357
CENIT AG	4	50
Cewe Stiftung & Co. KGaA	281	25,454
Commerzbank AG	28,073	301,184
CompuGroup Medical SE & Co. KGaA	1,243	45,381
Continental AG	834	54,162
*ΩCovestro AG	6,286	316,934
CropEnergies AG	185	1,588
CTS Eventim AG & Co. KGaA	2,205	132,966
Daimler Truck Holding AG	8,592	269,002
*ΩDelivery Hero SE	2,910	73,729
Dermapharm Holding SE	354	13,642
Deutsche Boerse AG	3,052	500,672
Deutsche Post AG	8,141	316,322
Deutsche Telekom AG	31,077	672,573

15

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
Deutsche Wohnen SE	849	$18,217
Deutz AG	3,636	14,674
*Dr. Hoenle AG	8	151
Draegerwerk AG & Co. KGaA	4	180
Duerr AG	2,227	45,596
ΩDWS Group GmbH & Co. KGaA	1,193	34,879
E.ON SE	52,289	620,126
Eckert & Ziegler Strahlen- und Medizintechnik AG	238	9,343
ElringKlinger AG	283	1,591
#*Encavis AG	5,689	73,994
Energiekontor AG	398	29,322
Evonik Industries AG	5,661	103,877
*Evotec SE	216	3,715
*Evotec SE, ADR	157	1,352
Fabasoft AG	12	222
Fielmann Group AG	280	12,022
*flatexDEGIRO AG	1,826	18,436
FORTEC Elektronik AG	4	97
*Fraport AG Frankfurt Airport Services Worldwide	598	29,538
Freenet AG	4,312	109,114
Fresenius Medical Care AG & Co. KGaA	3,182	105,341
Fresenius SE & Co. KGaA	4,553	116,656
FUCHS SE	1,466	49,121
GEA Group AG	6,343	216,089
Gesco SE	36	795
GFT Technologies SE	986	29,369
*Grand City Properties SA	1,625	14,488
H&R GmbH & Co. KGaA	20	100
Hamburger Hafen und Logistik AG	650	11,501
Hannover Rueck SE	1,539	338,848
Hawesko Holding SE	4	132
#*Heidelberger Druckmaschinen AG	15,473	18,481
Hella GmbH & Co. KGaA	267	20,292
*HelloFresh SE	7,803	169,575
Henkel AG & Co. KGaA	1,510	95,222
Hensoldt AG	2,092	61,694
*Highlight Communications AG	40	117
HOCHTIEF AG	680	70,151
Hornbach Holding AG & Co. KGaA	547	32,552
HUGO BOSS AG	2,037	118,637
*Hypoport SE	143	17,398
Indus Holding AG	958	18,612
Infineon Technologies AG	9,738	282,803
ΩInstone Real Estate Group SE	2,295	13,051
IVU Traffic Technologies AG	20	295
Jenoptik AG	1,950	46,088
ΩJOST Werke SE	584	26,729
K+S AG, Registered	610	10,232
KION Group AG	2,900	88,404
Kloeckner & Co. SE	884	9,026
Knaus Tabbert AG	62	2,831
Knorr-Bremse AG	3,007	166,994
#*Koenig & Bauer AG	28	318
Kontron AG	860	17,271
Krones AG	717	69,573
KWS Saat SE & Co. KGaA	275	15,522
LANXESS AG	1,371	31,302
Leifheit AG	8	132

16

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
*LPKF Laser & Electronics SE	82	$622
*MAX Automation SE	28	171
*Medios AG	504	7,906
Mercedes-Benz Group AG	15,674	918,336
*METRO AG	7,188	45,586
MLP SE	1,261	6,091
MTU Aero Engines AG	1,720	321,794
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	1,108	443,284
Mutares SE & Co. KGaA	379	11,377
#*Nagarro SE	311	21,844
Nemetschek SE	2,066	153,738
New Work SE	21	1,501
Nexus AG	20	973
#*Nordex SE	3,930	41,233
Norma Group SE	1,044	18,340
OHB SE	8	363
Pfeiffer Vacuum Technology AG	108	16,644
#ProSiebenSat.1 Media SE	1,866	10,410
#PSI Software SE	16	376
Puma SE	4,858	273,691
*PVA TePla AG	249	3,766
*QIAGEN NV	4,668	174,723
Rational AG	256	145,444
*ΩRedcare Pharmacy NV	218	24,252
Rheinmetall AG	936	267,522
RTL Group SA	1,433	49,924
SAF-Holland SE	1,260	16,781
SAP SE	5,094	682,416
SAP SE, Sponsored ADR	412	55,208
Secunet Security Networks AG	4	542
Siemens AG, Registered	9,987	1,319,115
#*Siemens Energy AG	10,278	90,931
ΩSiemens Healthineers AG	1,899	92,976
Sixt SE	696	59,810
#*SMA Solar Technology AG	170	10,377
Stabilus SE	801	50,715
STRATEC SE	149	6,867
Stroeer SE & Co. KGaA	1,051	48,036
SUESS MicroTec SE	496	8,556
Surteco Group SE	4	65
Symrise AG	1,516	154,153
Synlab AG	1,747	18,309
*TAG Immobilien AG	5,930	64,467
Takkt AG	810	10,360
Talanx AG	1,887	118,577
*ΩTeamViewer SE	8,062	123,520
Technotrans SE	8	140
thyssenkrupp AG	6,589	45,674
United Internet AG	4,469	92,822
USU Software AG	4	74
VERBIO Vereinigte BioEnergie AG	1,220	41,098
*Vitesco Technologies Group AG	423	41,179
Volkswagen AG	537	61,756
Vonovia SE	1,647	37,777
Vossloh AG	157	6,082
Wacker Chemie AG	540	65,925
Wacker Neuson SE	1,040	19,018
Washtec AG	350	11,080

17

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
GERMANY — (Continued)
*Westwing Group SE	20	$152
Wuestenrot & Wuerttembergische AG	631	8,751
*ΩZalando SE	2,518	58,527
Zeal Network SE	8	258

TOTAL GERMANY		15,751,384

HONG KONG — (1.3%)
AIA Group, Ltd.	134,800	1,168,901
*Aidigong Maternal & Child Health, Ltd.	14,000	444
ASMPT, Ltd.	7,800	65,793
BOC Hong Kong Holdings, Ltd.	50,000	132,275
Bright Smart Securities & Commodities Group, Ltd.	24,000	4,141
Chow Sang Sang Holdings International, Ltd.	11,000	12,652
Chow Tai Fook Jewellery Group, Ltd.	55,200	77,884
CITIC Telecom International Holdings, Ltd.	196,000	74,647
CK Asset Holdings, Ltd.	15,500	77,454
Dah Sing Banking Group, Ltd.	800	525
EC Healthcare	17,000	5,323
Far East Consortium International, Ltd.	2,042	420
#*ΩFIT Hon Teng, Ltd.	27,000	3,623
Giordano International, Ltd.	52,000	14,820
Great Eagle Holdings, Ltd.	7,000	11,397
Guotai Junan International Holdings, Ltd.	14,000	1,109
*Haitong International Securities Group, Ltd.	71,000	12,794
Hang Lung Properties, Ltd.	34,000	44,843
Hang Seng Bank, Ltd.	6,800	77,911
Hanison Construction Holdings, Ltd.	2,000	217
*Hao Tian International Construction Investment Group, Ltd.	24,000	3,006
Henderson Land Development Co., Ltd.	19,000	49,536
HKBN, Ltd.	50,000	17,317
HKR International, Ltd.	3,200	663
HKT Trust & HKT, Ltd.	75,000	77,640
*Hong Kong Technology Venture Co., Ltd.	7,000	2,505
*IGG, Inc.	27,000	9,489
ΩImpro Precision Industries, Ltd.	1,000	270
International Housewares Retail Co., Ltd.	1,000	273
K Wah International Holdings, Ltd.	2,000	537
Kerry Logistics Network, Ltd.	16,000	13,557
Kerry Properties, Ltd.	23,000	38,683
Kowloon Development Co., Ltd.	1,000	882
KRP Development Holdings, Ltd.	500	59
L’Occitane International SA	29,000	74,496
Luk Fook Holdings International, Ltd.	17,000	42,106
Man Wah Holdings, Ltd.	33,200	20,621
*MECOM Power and Construction, Ltd.	6,000	326
MTR Corp., Ltd.	5,000	18,691
NagaCorp., Ltd.	46,000	19,753
#New World Development Co., Ltd.	35,000	64,144
Perfect Medical Health Management, Ltd.	1,000	469
Power Assets Holdings, Ltd.	29,500	141,004
PRADA SpA	8,900	53,460
*Sa Sa International Holdings, Ltd.	8,000	1,043
*ΩSamsonite International SA	42,900	132,681
*Shun Tak Holdings, Ltd.	4,000	521
#Sun Hung Kai Properties, Ltd.	8,500	87,286
Swire Pacific, Ltd., Class A	6,000	38,417
Swire Properties, Ltd.	6,000	11,610
Techtronic Industries Co., Ltd.	26,000	236,919
*Television Broadcasts, Ltd.	16,700	7,726

18

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
HONG KONG — (Continued)
*Theme International Holdings, Ltd.	230,000	$17,049
Town Health International Medical Group, Ltd.	6,000	245
United Laboratories International Holdings, Ltd. (The)	42,000	42,888
Value Partners Group, Ltd.	38,000	13,112
VSTECS Holdings, Ltd.	36,000	18,173
VTech Holdings, Ltd.	5,000	29,107
Wang On Group, Ltd.	40,000	210
Wharf Real Estate Investment Co., Ltd.	19,000	66,412
*Xingye Alloy Materials Group, Ltd.	1,000	136
*Yunfeng Financial Group, Ltd.	4,000	465

TOTAL HONG KONG		3,140,660

IRELAND — (0.6%)
AIB Group PLC	41,567	179,876
Bank of Ireland Group PLC	33,567	299,810
Cairn Homes PLC	26,677	31,412
FBD Holdings PLC	1,001	12,379
*Flutter Entertainment PLC	1,770	276,800
Glanbia PLC	5,674	89,242
*ΩGlenveagh Properties PLC	23,962	23,099
Kerry Group PLC, Class A	1,231	94,829
Kingspan Group PLC	2,343	157,212
*Permanent TSB Group Holdings PLC	2,180	4,332
Smurfit Kappa Group PLC	10,109	328,465

TOTAL IRELAND		1,497,456

ISRAEL — (0.5%)
Africa Israel Residences, Ltd.	12	508
*Airport City, Ltd.	1,110	14,572
Amot Investments, Ltd.	1,045	4,371
Arad, Ltd.	20	282
*Ashdod Refinery, Ltd.	246	4,826
Ashtrom Group, Ltd.	44	473
*Azorim-Investment Development & Construction Co., Ltd.	128	400
Azrieli Group, Ltd.	354	15,199
Bank Leumi Le-Israel BM	14,131	90,782
Bezeq The Israeli Telecommunication Corp., Ltd.	27,636	33,978
*Big Shopping Centers, Ltd.	206	14,410
Blue Square Real Estate, Ltd.	4	196
*Clal Insurance Enterprises Holdings, Ltd.	3,104	38,732
Danel Adir Yeoshua, Ltd.	112	8,026
Delta Galil, Ltd.	336	10,606
Elbit Systems, Ltd.	192	35,812
Electra Consumer Products 1970, Ltd.	20	290
*Ellomay Capital, Ltd.	8	89
Energix-Renewable Energies, Ltd.	10,536	25,582
*Enlight Renewable Energy, Ltd.	2,804	37,711
FMS Enterprises Migun, Ltd.	4	124
Formula Systems 1985, Ltd.	608	34,431
Formula Systems 1985, Ltd., ADR	20	1,125
Fox Wizel, Ltd.	435	24,677
Gav-Yam Lands Corp., Ltd.	24	136
*Gilat Satellite Networks, Ltd.	52	311
*Hagag Group Real Estate Development	48	102
Harel Insurance Investments & Financial Services, Ltd.	3,945	25,295
Hilan, Ltd.	548	23,515
ICL Group, Ltd.	9,528	46,162
IDI Insurance Co., Ltd.	16	313
Ilex Medical, Ltd.	8	120

19

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
ISRAEL — (Continued)
Inrom Construction Industries, Ltd.	152	$361
Israel Canada T.R, Ltd.	264	555
Israel Discount Bank, Ltd., Class A	27,301	119,784
Israel Land Development Co., Ltd. (The)	12	75
Isras Investment Co., Ltd.	4	676
M Yochananof & Sons, Ltd.	12	431
Magic Software Enterprises, Ltd.	600	6,012
Malam - Team, Ltd.	8	111
Matrix IT, Ltd.	1,007	16,994
Max Stock, Ltd.	92	141
Maytronics, Ltd.	822	7,640
Mega Or Holdings, Ltd.	36	492
Menora Mivtachim Holdings, Ltd.	528	10,506
Meshulam Levinstein Contracting & Engineering, Ltd.	4	218
Migdal Insurance & Financial Holdings, Ltd.	11,207	10,527
Mivne Real Estate KD, Ltd.	11,168	24,075
Mizrahi Tefahot Bank, Ltd.	2,459	75,979
#*Nice, Ltd., Sponsored ADR	524	80,879
*Nova, Ltd.	217	20,646
*Nova, Ltd.	734	69,708
Oil Refineries, Ltd.	140,827	38,570
One Software Technologies, Ltd.	930	9,432
*Partner Communications Co., Ltd.	474	1,721
*Paz Oil Co., Ltd.	246	17,470
*Perion Network, Ltd.	916	23,503
Phoenix Holdings, Ltd. (The)	5,267	44,695
Plasson Industries, Ltd.	4	136
Prashkovsky Investments and Construction, Ltd.	16	291
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	412	22,201
Retailors, Ltd.	717	12,406
Sano-Brunos Enterprises, Ltd., Class 1	4	242
*Scope Metals Group, Ltd.	16	412
Shapir Engineering and Industry, Ltd.	64	343
*Shikun & Binui, Ltd.	4,498	10,162
*Shufersal, Ltd.	4,280	18,017
Telsys, Ltd.	4	239
*Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,593	30,828
YH Dimri Construction & Development, Ltd.	386	20,714

TOTAL ISRAEL		1,190,348

ITALY — (2.2%)
A2A SpA	20,112	37,649
ACEA SpA	2,015	24,217
*Aeroporto Guglielmo Marconi Di Bologna SpA	16	137
Amplifon SpA	5,410	152,338
ΩAnima Holding SpA	12,335	50,275
Arnoldo Mondadori Editore SpA	2,428	5,312
Ascopiave SpA	168	373
Assicurazioni Generali SpA	14,732	291,893
#*Avio SpA	32	248
Azimut Holding SpA	4,918	103,343
B&C Speakers SpA	8	130
Banca Generali SpA	2,653	85,866
Banca IFIS SpA	1,410	24,040
Banca Mediolanum SpA	5,659	46,094
BasicNet SpA	52	249
ΩBFF Bank SpA	3,584	34,379
Biesse SpA	92	971
BPER Banca	37,169	120,574

20

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
Brunello Cucinelli SpA	1,269	$101,741
Cairo Communication SpA	128	220
ΩCarel Industries SpA	1,523	31,681
Cembre SpA	4	136
*CIR SpA-Compagnie Industriali	2,104	857
Credito Emiliano SpA	829	6,703
Datalogic SpA	645	3,859
Davide Campari-Milano NV, Class M	5,721	63,071
De’ Longhi SpA	1,940	43,308
DiaSorin SpA	278	24,830
Digital Bros SpA	150	1,738
Emak SpA	104	98
ΩEnav SpA	4,864	16,164
Enel SpA	57,128	361,583
Esprinet SpA	1,662	7,835
*Eurotech SpA	206	430
Ferrari NV	1,596	481,418
Fila SpA	16	120
#*Fincantieri SpA	3,055	1,627
FinecoBank Banca Fineco SpA	19,659	230,966
*Garofalo Health Care SpA	12	57
Gefran SpA	4	31
#*Geox SpA	152	101
Gruppo MutuiOnline SpA	131	3,683
Hera SpA	28,430	79,754
#Illimity Bank SpA	2,205	11,220
IMMSI SpA	164	82
Interpump Group SpA	1,155	48,101
Intesa Sanpaolo SpA	121,358	315,110
Iren SpA	10,808	21,580
Italgas SpA	16,615	84,263
*Iveco Group NV	8,420	70,790
#IVS Group SA	12	67
Leonardo SpA	11,553	173,832
LU-VE SpA	69	1,284
Maire Tecnimont SpA	16,546	76,778
MARR SpA	44	521
#Mediobanca Banca di Credito Finanziario SpA	15,768	187,835
MFE-Mediaforeurope NV, Class A	10,211	18,504
#MFE-Mediaforeurope NV, Class B	84	222
Moncler SpA	3,783	195,694
*ΩNexi SpA	12,045	69,718
Openjobmetis Spa agenzia per il lavoro	8	77
ΩOVS SpA	11,576	20,446
Pharmanutra SpA	4	204
Piaggio & C SpA	4,939	13,250
Prysmian SpA	3,202	119,440
Recordati Industria Chimica e Farmaceutica SpA	1,850	85,258
Reply SpA	471	44,234
Rizzoli Corriere Della Sera Mediagroup SpA	220	163
SAES Getters SpA	4	140
*Safilo Group SpA	2,201	1,795
Salvatore Ferragamo SpA	1,628	19,858
Sanlorenzo SpA	401	14,242
Saras SpA	4,025	5,839
Sesa SpA	425	42,789
Snam SpA	17,697	80,996
SOL SpA	912	26,221

21

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
ITALY — (Continued)
#Stellantis NV	27,716	$517,735
Stellantis NV	8,683	161,532
ΩTechnogym SpA	4,619	34,689
*Technoprobe SpA	1,354	9,839
*Telecom Italia SpA/Milano	406,536	104,892
*Tenaris SA	1,318	20,820
Tenaris SA, Sponsored ADR	1,615	50,582
Terna - Rete Elettrica Nazionale	8,875	67,786
*Tod’s SpA	153	5,110
#ΩUnieuro SpA	1,147	10,608
Unipol Gruppo SpA	13,585	73,405
UnipolSai Assicurazioni SpA	10,415	24,638
Webuild SpA	5,936	10,679
Zignago Vetro SpA	51	666

TOTAL ITALY		5,283,633

JAPAN — (21.2%)
A&D HOLON Holdings Co., Ltd.	1,000	9,944
#Abalance Corp.	600	12,797
ABC-Mart, Inc.	600	9,233
*Access Co., Ltd.	900	4,481
AD Works Group Co., Ltd.	2,100	3,522
Adastria Co., Ltd.	1,400	29,119
ADEKA Corp.	9,800	161,710
Adtec Plasma Technology Co., Ltd.	300	2,732
Advan Group Co., Ltd.	200	1,329
Advance Create Co., Ltd.	100	631
Advantest Corp.	6,000	151,144
Aeon Co., Ltd.	9,100	190,298
Aeon Delight Co., Ltd.	1,400	30,691
Aeon Mall Co., Ltd.	1,600	18,098
Ai Holdings Corp.	700	10,723
Aica Kogyo Co., Ltd.	1,600	36,533
Aichi Steel Corp.	400	9,231
Aida Engineering, Ltd.	3,800	22,281
Ain Holdings, Inc.	900	25,209
Air Water, Inc.	9,000	112,704
Airtrip Corp.	300	3,560
Aisan Industry Co., Ltd.	1,000	7,831
*Akebono Brake Industry Co., Ltd.	300	240
Alconix Corp.	600	5,396
Alfresa Holdings Corp.	7,300	115,107
Alpen Co., Ltd.	400	5,164
Alps Alpine Co., Ltd.	5,000	40,576
Altech Corp.	500	8,429
Amada Co., Ltd.	15,000	143,616
Amano Corp.	1,400	28,389
Amvis Holdings, Inc.	1,100	18,572
Anest Iwata Corp.	1,100	8,091
#*AnGes, Inc.	5,100	2,862
Anicom Holdings, Inc.	3,400	12,191
Anritsu Corp.	5,100	37,784
Aoyama Trading Co., Ltd.	1,200	11,885
Aoyama Zaisan Networks Co., Ltd.	1,300	9,065
#Aozora Bank, Ltd.	2,300	46,563
Arata Corp.	400	14,738
ARCLANDS Corp.	887	9,447
Arcs Co., Ltd.	1,500	28,496
ARE Holdings, Inc.	3,600	45,403

22

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Argo Graphics, Inc.	200	$4,325
As One Corp.	1,200	37,867
Asahi Group Holdings, Ltd.	3,200	114,862
Asahi Kasei Corp.	26,400	160,968
ASAHI YUKIZAI Corp.	700	16,917
Asanuma Corp.	300	7,032
Asics Corp.	5,700	177,987
ASKA Pharmaceutical Holdings Co., Ltd.	400	4,506
ASKUL Corp.	5,700	73,656
Astellas Pharma, Inc.	19,400	243,389
Astena Holdings Co., Ltd.	100	356
Ateam, Inc.	300	1,208
Autobacs Seven Co., Ltd.	8,200	83,979
Avant Group Corp.	2,700	22,571
Axial Retailing, Inc.	100	2,539
#Axxzia, Inc.	300	1,896
Azbil Corp.	2,300	67,036
AZ-COM MARUWA Holdings, Inc.	800	10,882
Bandai Namco Holdings, Inc.	17,500	358,562
Bando Chemical Industries, Ltd.	900	8,902
Bank of Iwate, Ltd. (The)	100	1,799
Baroque Japan, Ltd.	400	2,073
BayCurrent Consulting, Inc.	3,000	74,463
Beenos, Inc.	600	5,594
Belc Co., Ltd.	300	13,985
Bell System24 Holdings, Inc.	2,200	22,444
Belluna Co., Ltd.	4,000	16,164
Benefit One, Inc.	4,600	32,591
Benesse Holdings, Inc.	4,800	56,559
Bic Camera, Inc.	3,700	27,925
BIPROGY, Inc.	4,000	99,046
BML, Inc.	600	11,271
#Bookoff Group Holdings, Ltd.	200	1,367
BrainPad, Inc.	200	1,067
Brother Industries, Ltd.	4,200	64,867
Bunka Shutter Co., Ltd.	6,600	55,260
Bushiroad, Inc.	1,800	6,062
C Uyemura & Co., Ltd.	300	16,164
Canon Electronics, Inc.	600	7,599
Canon Marketing Japan, Inc.	1,400	33,270
Canon, Inc.	400	9,379
Canon, Inc., Sponsored ADR	5,500	129,690
Capcom Co., Ltd.	4,800	153,371
#Careerlink Co., Ltd.	200	3,214
#Carenet, Inc.	1,700	9,609
Carlit Holdings Co., Ltd.	400	2,554
#Carta Holdings, Inc.	100	785
#Celsys, Inc.	1,000	4,536
Central Japan Railway Co.	3,800	85,211
#Ceres, Inc.	200	1,233
#Change Holdings, Inc.	2,500	25,125
Charm Care Corp. KK	800	5,779
Chikaranomoto Holdings Co., Ltd.	400	4,942
*Chiyoda Corp.	11,500	26,805
Chugai Pharmaceutical Co., Ltd.	10,300	303,331
Chugin Financial Group, Inc.	4,200	33,238
Chugoku Marine Paints, Ltd.	2,400	21,505
CI Takiron Corp.	2,100	8,043

23

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Citizen Watch Co., Ltd.	4,100	$23,634
CKD Corp.	2,000	24,867
Coca-Cola Bottlers Japan Holdings, Inc.	4,600	61,325
Colowide Co., Ltd.	1,600	24,754
Computer Engineering & Consulting, Ltd.	600	6,113
COMSYS Holdings Corp.	5,200	106,235
Comture Corp.	400	5,277
#Cosmos Pharmaceutical Corp.	500	51,818
#CRE, Inc.	3,000	31,041
Create Restaurants Holdings, Inc.	2,200	15,166
Create SD Holdings Co., Ltd.	1,400	29,813
CTI Engineering Co., Ltd.	700	20,846
CyberAgent, Inc.	9,900	51,623
Cybozu, Inc.	600	7,401
Dai Nippon Toryo Co., Ltd.	200	1,266
Dai-Dan Co., Ltd.	1,400	13,654
Daido Steel Co., Ltd.	800	30,945
Daifuku Co., Ltd.	8,900	144,949
Daihatsu Diesel Manufacturing Co., Ltd.	500	2,750
Daihen Corp.	400	12,467
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	100	609
Dai-ichi Life Holdings, Inc.	10,600	222,296
Daiichi Sankyo Co., Ltd.	4,800	122,278
Daiichikosho Co., Ltd.	1,900	27,827
Daiki Aluminium Industry Co., Ltd.	1,400	11,491
Daikin Industries, Ltd.	2,600	371,343
Daiseki Co., Ltd.	1,200	32,764
Daishi Hokuetsu Financial Group, Inc.	700	18,096
Daito Trust Construction Co., Ltd.	1,300	138,631
Daiwa House Industry Co., Ltd.	11,100	302,484
Daiwa Securities Group, Inc.	4,100	23,391
Daiwabo Holdings Co., Ltd.	2,000	37,552
DCM Holdings Co., Ltd.	4,400	34,225
Dear Life Co., Ltd.	7,300	36,055
Denka Co., Ltd.	1,100	19,709
Denso Corp.	4,000	58,094
Dentsu Group, Inc.	3,000	86,170
#Dexerials Corp.	700	15,674
DIC Corp.	3,400	53,151
Digital Arts, Inc.	400	10,935
dip Corp.	1,700	33,339
Direct Marketing MiX, Inc.	900	2,401
Disco Corp.	500	86,351
DMG Mori Co., Ltd.	12,600	205,459
Doutor Nichires Holdings Co., Ltd.	600	8,625
Dowa Holdings Co., Ltd.	1,900	57,435
DTS Corp.	1,500	30,457
Eagle Industry Co., Ltd.	400	4,313
East Japan Railway Co.	1,400	72,771
Ebara Corp.	5,300	230,975
Ebase Co., Ltd.	200	852
EDION Corp.	2,900	28,838
eGuarantee, Inc.	1,800	20,550
Eiken Chemical Co., Ltd.	1,300	12,747
Eisai Co., Ltd.	500	26,283
Elecom Co., Ltd.	2,300	25,848
Elematec Corp.	1,100	12,384
EM Systems Co., Ltd.	400	1,881

24

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
en Japan, Inc.	1,700	$25,032
Endo Lighting Corp.	200	1,556
Envipro Holdings, Inc.	1,000	4,160
#eRex Co., Ltd.	900	4,398
ES-Con Japan, Ltd.	2,000	11,595
EXEO Group, Inc.	11,700	241,502
Ezaki Glico Co., Ltd.	1,700	49,234
FANCL Corp.	2,900	43,171
FANUC Corp.	5,400	130,253
Fast Retailing Co., Ltd.	2,300	501,476
Ferrotec Holdings Corp.	900	15,540
Financial Partners Group Co., Ltd.	3,200	29,983
Fixstars Corp.	900	5,818
Food & Life Cos., Ltd.	2,900	48,447
FP Corp.	2,200	41,997
#*FreakOut Holdings, Inc.	100	508
Fuji Co., Ltd.	1,100	13,844
Fuji Corp.	2,000	29,800
Fuji Electric Co., Ltd.	1,200	44,991
Fuji Oil Co., Ltd.	1,700	3,547
Fuji Seal International, Inc.	3,000	33,141
Fuji Soft, Inc.	1,000	35,656
FUJIFILM Holdings Corp.	1,200	64,998
Fujikura, Ltd.	10,700	75,669
Fujimi, Inc.	1,900	37,349
Fujimori Kogyo Co., Ltd.	500	12,480
Fujitsu General, Ltd.	300	5,309
Fujitsu, Ltd.	800	102,559
Fukuda Denshi Co., Ltd.	500	17,762
Funai Soken Holdings, Inc.	1,800	29,274
Furukawa Co., Ltd.	1,100	15,318
Furukawa Electric Co., Ltd.	1,300	19,254
Furuno Electric Co., Ltd.	200	2,174
Furyu Corp.	900	9,401
Fuso Chemical Co., Ltd.	900	24,098
Futaba Industrial Co., Ltd.	300	1,462
Future Corp.	1,800	20,312
*GA Technologies Co., Ltd.	1,300	9,657
Gakken Holdings Co., Ltd.	800	4,432
Geo Holdings Corp.	600	9,283
Giken, Ltd.	700	8,227
GLOBERIDE, Inc.	1,100	14,040
Glory, Ltd.	1,700	31,391
GMO Financial Holdings, Inc.	2,300	10,373
GMO Payment Gateway, Inc.	1,000	39,526
Goldwin, Inc.	900	56,183
Good Com Asset Co., Ltd.	300	1,710
G-Tekt Corp.	600	6,921
#Gumi, Inc.	1,500	3,962
Gunma Bank, Ltd. (The)	15,000	71,907
H.U. Group Holdings, Inc.	1,500	25,083
H2O Retailing Corp.	2,300	24,451
Hagiwara Electric Holdings Co., Ltd.	600	17,115
Hakuhodo DY Holdings, Inc.	12,000	96,154
Hamamatsu Photonics KK	900	33,024
#Hamee Corp.	100	613
Hankyu Hanshin Holdings, Inc.	1,400	43,698
Hanwa Co., Ltd.	1,200	35,736

25

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Happinet Corp.	500	$8,409
Hard Off Corp. Co., Ltd.	100	964
Haseko Corp.	13,800	168,622
Hazama Ando Corp.	4,500	34,557
Heiwa Corp.	1,500	21,117
Heiwado Co., Ltd.	1,300	21,134
#*Hennge KK	500	3,268
Hioki EE Corp.	400	17,221
Hirose Electric Co., Ltd.	400	44,769
Hiroshima Gas Co., Ltd.	300	788
Hitachi Construction Machinery Co., Ltd.	2,600	66,131
Hitachi Zosen Corp.	15,100	77,870
Hitachi, Ltd.	10,300	644,545
Hokko Chemical Industry Co., Ltd.	700	4,275
#Hokuetsu Corp.	4,800	36,512
Hokuhoku Financial Group, Inc.	3,400	39,254
Honda Motor Co., Ltd.	4,200	41,780
#Honda Motor Co., Ltd., Sponsored ADR	7,300	224,475
Honeys Holdings Co., Ltd.	900	9,015
Horiba, Ltd.	1,400	69,859
Hoshizaki Corp.	700	22,408
Hosokawa Micron Corp.	400	11,120
House Foods Group, Inc.	1,400	29,425
Hulic Co., Ltd.	12,400	112,746
Ichigo, Inc.	6,200	13,428
IDEC Corp.	1,700	30,106
IDOM, Inc.	4,100	24,528
IHI Corp.	5,500	104,011
Iida Group Holdings Co., Ltd.	2,100	32,295
I’ll, Inc.	100	2,417
IMAGICA GROUP, Inc.	900	3,494
i-mobile Co., Ltd.	600	1,858
Inaba Denki Sangyo Co., Ltd.	900	18,601
Inaba Seisakusho Co., Ltd.	300	2,983
Infocom Corp.	600	9,893
Infomart Corp.	6,000	14,144
Information Services International-Dentsu, Ltd.	1,300	43,692
INFRONEER Holdings, Inc.	8,300	86,949
Insource Co., Ltd.	600	3,486
#Intage Holdings, Inc.	2,800	30,673
#Intelligent Wave, Inc.	600	3,435
Inter Action Corp.	100	672
Internet Initiative Japan, Inc.	3,200	51,229
Inui Global Logistics Co., Ltd.	400	3,212
Ishihara Sangyo Kaisha, Ltd.	200	1,846
*Istyle, Inc.	1,800	5,135
Isuzu Motors, Ltd.	16,300	178,719
Ito En, Ltd.	3,000	97,006
Itochu Enex Co., Ltd.	5,200	50,817
Itoki Corp.	1,900	17,966
Iwatani Corp.	2,200	104,418
Izumi Co., Ltd.	900	22,600
J Front Retailing Co., Ltd.	4,200	39,672
J Trust Co., Ltd.	2,100	6,573
JAC Recruitment Co., Ltd.	400	6,302
*Jamco Corp.	500	4,820
Japan Airport Terminal Co., Ltd.	500	21,889
Japan Aviation Electronics Industry, Ltd.	1,000	18,621

26

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
*Japan Communications, Inc.	17,200	$23,396
Japan Electronic Materials Corp.	100	907
Japan Elevator Service Holdings Co., Ltd.	1,700	22,282
Japan Lifeline Co., Ltd.	10,500	79,247
Japan Material Co., Ltd.	800	11,067
Japan Medical Dynamic Marketing, Inc.	800	3,756
Japan Post Insurance Co., Ltd.	3,000	57,377
Japan Securities Finance Co., Ltd.	6,600	64,978
Japan Steel Works, Ltd. (The)	1,300	20,799
#Japan Wool Textile Co., Ltd. (The)	400	3,616
JCU Corp.	1,100	23,642
JDC Corp.	1,900	7,590
Jeol, Ltd.	1,400	38,918
#JINS Holdings, Inc.	200	5,481
JM Holdings Co., Ltd.	500	6,811
Joshin Denki Co., Ltd.	600	9,465
Joyful Honda Co., Ltd.	2,600	30,353
JP-Holdings, Inc.	2,400	5,547
JSR Corp.	5,400	143,304
JTEKT Corp.	6,100	49,402
Juki Corp.	1,100	4,307
Justsystems Corp.	1,600	28,177
JVCKenwood Corp.	13,200	56,131
Kadokawa Corp.	1,400	26,665
Kaga Electronics Co., Ltd.	900	35,478
Kajima Corp.	8,300	135,863
Kakaku.com, Inc.	400	3,827
Kaken Pharmaceutical Co., Ltd.	200	4,402
#Kamakura Shinsho, Ltd.	200	763
Kamei Corp.	400	4,102
Kamigumi Co., Ltd.	3,000	60,418
Kanamoto Co., Ltd.	4,400	70,745
Kandenko Co., Ltd.	3,500	32,263
Kaneka Corp.	1,700	41,185
Kanematsu Corp.	3,800	50,836
Kansai Paint Co., Ltd.	5,300	76,957
Kanto Denka Kogyo Co., Ltd.	700	3,651
Kao Corp.	3,200	116,087
Katitas Co., Ltd.	2,300	30,480
Kato Sangyo Co., Ltd.	900	25,078
Kato Works Co., Ltd.	400	3,164
Kawasaki Heavy Industries, Ltd.	9,100	197,809
KDDI Corp.	22,300	660,703
KeePer Technical Laboratory Co., Ltd.	400	14,923
Keihan Holdings Co., Ltd.	1,100	26,664
Keihanshin Building Co., Ltd.	1,600	14,569
Keikyu Corp.	2,900	24,472
Keio Corp.	1,500	44,273
Keisei Electric Railway Co., Ltd.	600	22,412
Keiyo Bank, Ltd. (The)	2,100	9,443
Keiyo Co., Ltd.	600	5,142
Kewpie Corp.	5,000	86,649
Keyence Corp.	1,900	729,539
KH Neochem Co., Ltd.	600	8,981
Kikkoman Corp.	1,700	95,650
Kintetsu Group Holdings Co., Ltd.	800	22,392
Kirin Holdings Co., Ltd.	7,600	106,363
Kitz Corp.	6,300	42,057

27

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Kiyo Bank, Ltd. (The)	1,500	$15,332
*KLab, Inc.	300	517
Kobayashi Pharmaceutical Co., Ltd.	1,300	53,392
Kobe Bussan Co., Ltd.	2,400	59,317
Koei Tecmo Holdings Co., Ltd.	3,400	44,093
Kohnan Shoji Co., Ltd.	700	18,073
Kohsoku Corp.	100	1,335
Koito Manufacturing Co., Ltd.	2,400	35,490
#Kojima Co., Ltd.	200	870
Kokuyo Co., Ltd.	12,400	190,612
Komatsu, Ltd.	15,600	356,716
KOMEDA Holdings Co., Ltd.	1,500	27,238
Komehyo Holdings Co., Ltd.	300	9,281
Komeri Co., Ltd.	100	2,067
Konami Group Corp.	600	30,720
Konica Minolta, Inc.	12,900	35,741
Konishi Co., Ltd.	800	11,727
Konoike Transport Co., Ltd.	600	7,860
Konoshima Chemical Co., Ltd.	100	837
#Kosaido Holdings Co., Ltd.	100	1,940
Kose Corp.	500	32,708
Koshidaka Holdings Co., Ltd.	900	6,335
Kotobuki Spirits Co., Ltd.	2,500	32,900
KPP Group Holdings Co., Ltd.	1,200	5,119
K’s Holdings Corp.	7,300	67,724
Kubota Corp.	8,000	106,388
Kumagai Gumi Co., Ltd.	1,200	29,872
Kumiai Chemical Industry Co., Ltd.	4,300	31,005
Kuraray Co., Ltd.	2,500	28,393
Kureha Corp.	400	23,533
Kurimoto, Ltd.	300	6,081
Kurita Water Industries, Ltd.	3,200	95,887
Kusuri no Aoki Holdings Co., Ltd.	500	32,490
Kyoei Steel, Ltd.	1,200	15,039
Kyokuto Boeki Kaisha, Ltd.	500	5,890
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	15,683
Kyokuyo Co., Ltd.	100	2,536
Kyorin Pharmaceutical Co., Ltd.	400	4,696
Kyosan Electric Manufacturing Co., Ltd.	100	318
Kyoto Financial Group, Inc.	300	16,858
Kyowa Kirin Co., Ltd.	1,300	20,241
Kyudenko Corp.	1,400	41,461
Kyushu Railway Co.	2,300	46,791
LAND Co., Ltd.	14,400	761
Lasertec Corp.	1,000	166,430
#*Leopalace21 Corp.	13,900	29,646
Life Corp.	1,100	25,712
#*LIFENET INSURANCE Co.	3,000	18,977
#LIFULL Co., Ltd.	2,000	2,879
Lintec Corp.	2,000	32,778
Lion Corp.	4,200	40,254
Lixil Corp.	4,800	52,328
Loadstar Capital KK	200	2,468
LY Corp.	27,700	69,924
M&A Capital Partners Co., Ltd.	500	8,980
M3, Inc.	10,300	157,379
Mabuchi Motor Co., Ltd.	800	22,683
Macnica Holdings, Inc.	4,500	179,025

28

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Macromill, Inc.	3,200	$14,072
Maezawa Industries, Inc.	100	615
Makino Milling Machine Co., Ltd.	900	37,083
Makita Corp.	5,700	145,318
Management Solutions Co., Ltd.	100	1,710
Mandom Corp.	5,800	52,927
Mani, Inc.	2,100	28,225
Maruha Nichiro Corp.	1,200	20,451
MARUKA FURUSATO Corp.	800	14,511
Marvelous, Inc.	1,200	5,483
Matching Service Japan Co., Ltd.	300	2,242
Matsuda Sangyo Co., Ltd.	200	3,453
Matsui Securities Co., Ltd.	5,100	25,257
MatsukiyoCocokara & Co.	3,300	57,482
Max Co., Ltd.	700	11,689
Maxell, Ltd.	1,500	15,927
Mazda Motor Corp.	14,400	135,400
McDonald’s Holdings Co. Japan, Ltd.	400	15,557
MCJ Co., Ltd.	2,800	20,023
MEC Co., Ltd.	100	2,235
*Media Do Co., Ltd.	100	855
Medical Data Vision Co., Ltd.	1,100	4,830
Medical System Network Co., Ltd.	400	1,228
Medipal Holdings Corp.	11,700	195,457
MedPeer, Inc.	800	4,659
Megachips Corp.	200	5,098
Megmilk Snow Brand Co., Ltd.	5,000	80,260
Meidensha Corp.	5,400	83,686
MEIJI Holdings Co., Ltd.	2,400	58,920
MEITEC Group Holdings, Inc.	2,000	34,851
Meiwa Corp.	200	849
Members Co., Ltd.	200	1,549
Menicon Co., Ltd.	1,100	12,606
*Mercari, Inc.	6,300	124,839
METAWATER Co., Ltd.	400	4,995
Micronics Japan Co., Ltd.	1,300	19,331
Mie Kotsu Group Holdings, Inc.	800	2,969
Milbon Co., Ltd.	1,000	26,260
MIMAKI ENGINEERING Co., Ltd.	300	1,452
MINEBEA MITSUMI, Inc.	3,900	59,989
Ministop Co., Ltd.	100	1,009
MIRAIT ONE Corp.	3,200	42,133
Mirarth Holdings, Inc.	4,900	14,172
Miroku Jyoho Service Co., Ltd.	1,100	11,164
MISUMI Group, Inc.	4,800	71,614
Mitani Corp.	100	915
Mitsubishi Chemical Group Corp.	22,000	123,201
Mitsubishi Electric Corp.	17,500	193,841
Mitsubishi Estate Co., Ltd.	9,800	123,855
Mitsubishi Gas Chemical Co., Inc.	6,800	91,036
Mitsubishi Heavy Industries, Ltd.	5,300	269,191
Mitsubishi Logisnext Co., Ltd.	2,300	17,830
Mitsubishi Logistics Corp.	4,600	119,097
Mitsubishi Motors Corp.	25,800	82,215
#Mitsubishi Paper Mills, Ltd.	200	765
Mitsubishi Research Institute, Inc.	100	3,202
Mitsubishi Shokuhin Co., Ltd.	400	10,446
Mitsubishi UFJ Financial Group, Inc.	72,000	597,603

29

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Mitsui Chemicals, Inc.	5,700	$141,630
Mitsui E&S Co., Ltd.	20,200	54,820
Mitsui Fudosan Co., Ltd.	7,300	156,513
Mitsui Mining & Smelting Co., Ltd.	2,600	66,938
Mitsui-Soko Holdings Co., Ltd.	600	16,957
Miura Co., Ltd.	1,100	21,089
Mizuho Financial Group, Inc.	12,000	201,697
Mizuho Medy Co., Ltd.	300	5,927
Mizuno Corp.	700	20,291
Mochida Pharmaceutical Co., Ltd.	600	13,114
*Modec, Inc.	1,600	17,390
Monex Group, Inc.	8,100	35,139
Monogatari Corp. (The)	900	24,187
MonotaRO Co., Ltd.	6,900	54,696
Morinaga & Co., Ltd.	700	25,181
Morinaga Milk Industry Co., Ltd.	500	19,476
Morita Holdings Corp.	1,200	12,202
MrMax Holdings, Ltd.	100	409
MS&AD Insurance Group Holdings, Inc.	4,200	152,336
Mugen Estate Co., Ltd.	400	2,689
m-up Holdings, Inc.	800	6,386
Nabtesco Corp.	3,000	52,494
Nachi-Fujikoshi Corp.	300	7,409
Nagano Keiki Co., Ltd.	300	4,570
Nagase & Co., Ltd.	6,200	93,075
Nagoya Railroad Co., Ltd.	9,500	132,201
Nakabayashi Co., Ltd.	100	341
Nakanishi, Inc.	2,800	60,920
#Namura Shipbuilding Co., Ltd.	1,900	9,886
Nankai Electric Railway Co., Ltd.	1,500	28,575
Nanto Bank, Ltd. (The)	700	12,480
NEC Corp.	6,600	313,995
NEC Networks & System Integration Corp.	4,300	57,666
NET One Systems Co., Ltd.	2,900	43,966
Nexon Co., Ltd.	3,100	56,199
#Nextage Co., Ltd.	1,400	19,182
NHK Spring Co., Ltd.	10,100	70,492
Nichias Corp.	1,100	21,616
NIDEC Corp.	3,200	114,545
Nifco, Inc.	7,100	164,133
Nihon Dempa Kogyo Co., Ltd.	700	5,593
Nihon Kohden Corp.	2,000	46,987
Nihon M&A Center Holdings, Inc.	4,600	20,821
Nihon Nohyaku Co., Ltd.	1,500	6,339
Nikkiso Co., Ltd.	6,000	37,915
Nikko Co., Ltd./Hyogo	200	868
Nikkon Holdings Co., Ltd.	1,000	21,051
Nintendo Co., Ltd.	22,800	936,570
Nippn Corp.	1,600	24,289
Nippon Carbide Industries Co., Inc.	300	3,332
NIPPON EXPRESS HOLDINGS, Inc.	2,300	117,229
Nippon Gas Co., Ltd.	6,100	91,050
Nippon Kayaku Co., Ltd.	4,500	38,301
Nippon Light Metal Holdings Co., Ltd.	9,500	103,503
Nippon Paint Holdings Co., Ltd.	10,600	70,482
Nippon Parking Development Co., Ltd.	500	703
Nippon Pillar Packing Co., Ltd.	1,100	27,020
Nippon Shinyaku Co., Ltd.	1,900	76,454

30

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Nippon Shokubai Co., Ltd.	700	$25,815
Nippon Signal Company, Ltd.	200	1,225
Nippon Soda Co., Ltd.	500	17,762
Nippon Telegraph & Telephone Corp.	303,500	354,312
Nippon Thompson Co., Ltd.	1,000	3,526
Nipro Corp.	5,400	40,880
Nishimatsu Construction Co., Ltd.	900	21,590
Nishimatsuya Chain Co., Ltd.	3,100	39,711
Nishi-Nippon Railroad Co., Ltd.	1,500	24,058
Nishio Holdings Co., Ltd.	500	10,978
Nissan Chemical Corp.	2,200	88,540
Nissan Motor Co., Ltd.	13,200	49,455
Nisshin Oillio Group, Ltd. (The)	1,200	33,359
Nisshin Seifun Group, Inc.	4,800	72,169
Nisshinbo Holdings, Inc.	2,400	17,179
Nisso Holdings Co., Ltd.	1,500	7,468
Nissui Corp.	16,100	77,733
Nitori Holdings Co., Ltd.	600	65,014
Nitta Gelatin, Inc.	400	1,793
Nitto Denko Corp.	5,400	345,262
Nitto Kogyo Corp.	1,400	31,708
Nittoc Construction Co., Ltd.	700	4,844
Noevir Holdings Co., Ltd.	300	10,459
Nojima Corp.	2,900	25,659
Nomura Holdings, Inc.	6,600	25,272
#Nomura Holdings, Inc., Sponsored ADR	35,200	136,224
Nomura Micro Science Co., Ltd.	200	10,050
Nomura Real Estate Holdings, Inc.	1,800	41,659
Nomura Research Institute, Ltd.	24,700	643,249
Noritz Corp.	1,700	17,702
NS Solutions Corp.	1,300	37,512
NSD Co., Ltd.	1,900	32,770
NSK, Ltd.	4,400	23,397
NTN Corp.	6,000	10,503
NTT Data Group Corp.	7,900	96,165
Oat Agrio Co., Ltd.	400	4,915
Obayashi Corp.	13,500	114,814
OBIC Business Consultants Co., Ltd.	300	12,769
OBIC Co., Ltd.	4,400	646,294
Odakyu Electric Railway Co., Ltd.	2,700	38,170
Oenon Holdings, Inc.	300	786
Oiles Corp.	500	6,293
#*Oisix ra daichi, Inc.	2,300	17,313
Oji Holdings Corp.	5,000	21,242
Okabe Co., Ltd.	300	1,385
Okamura Corp.	1,100	15,507
Okasan Securities Group, Inc.	29,900	133,661
Oki Electric Industry Co., Ltd.	1,900	11,354
OKUMA Corp.	800	32,476
Okumura Corp.	800	24,299
Okuwa Co., Ltd.	100	558
Olympus Corp.	14,200	187,433
Omron Corp.	1,000	35,307
Ono Pharmaceutical Co., Ltd.	6,700	115,092
Onoken Co., Ltd.	400	4,416
Onward Holdings Co., Ltd.	7,600	23,837
Open House Group Co., Ltd.	4,500	146,429
Open Up Group, Inc.	7,500	91,815

31

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Optorun Co., Ltd.	800	$9,112
Oracle Corp.	400	28,182
Organo Corp.	900	29,209
Oriental Land Co., Ltd.	7,400	237,326
Oriental Shiraishi Corp.	6,700	14,732
Osaka Gas Co., Ltd.	9,700	182,029
Osaka Organic Chemical Industry, Ltd.	100	1,673
OSG Corp.	4,600	51,940
Otsuka Corp.	3,300	131,242
Outsourcing, Inc.	6,300	46,050
Pacific Industrial Co., Ltd.	1,300	11,751
PAL GROUP Holdings Co., Ltd.	2,000	25,620
PALTAC Corp.	1,000	32,091
Pan Pacific International Holdings Corp.	12,500	239,897
Panasonic Holdings Corp.	16,400	141,752
Paramount Bed Holdings Co., Ltd.	700	11,805
*Park24 Co., Ltd.	2,200	24,565
Pasona Group, Inc.	2,200	19,466
Penta-Ocean Construction Co., Ltd.	2,600	15,168
Persol Holdings Co., Ltd.	110,000	162,917
#Pharma Foods International Co., Ltd.	100	873
PHC Holdings Corp.	1,300	12,224
Pigeon Corp.	3,700	39,102
Pilot Corp.	1,300	43,710
Plus Alpha Consulting Co., Ltd.	1,000	15,841
Pola Orbis Holdings, Inc.	3,800	37,989
Pole To Win Holdings, Inc.	900	2,757
Press Kogyo Co., Ltd.	2,400	10,142
Pressance Corp.	100	1,067
Prestige International, Inc.	6,400	25,736
Procrea Holdings, Inc.	1,600	20,528
Proto Corp.	600	4,865
PS Mitsubishi Construction Co., Ltd.	800	4,295
Punch Industry Co., Ltd.	900	2,555
Qol Holdings Co., Ltd.	5,600	64,155
Quick Co., Ltd.	200	2,657
Raccoon Holdings, Inc.	400	1,875
Raito Kogyo Co., Ltd.	2,100	27,040
*Raksul, Inc.	3,100	25,710
Rakus Co., Ltd.	3,900	47,796
Rakuten Group, Inc.	14,900	54,781
Rasa Industries, Ltd.	300	3,883
Raysum Co., Ltd.	200	4,285
Recruit Holdings Co., Ltd.	27,800	795,387
Relo Group, Inc.	4,000	39,275
Rengo Co., Ltd.	9,100	59,920
Resonac Holdings Corp.	9,000	143,963
Retail Partners Co., Ltd.	1,100	12,413
Rheon Automatic Machinery Co., Ltd.	700	6,050
Ricoh Co., Ltd.	7,000	56,043
Riken Keiki Co., Ltd.	300	12,103
Riken Technos Corp.	1,000	5,652
Riken Vitamin Co., Ltd.	400	5,943
Rinnai Corp.	2,200	40,145
Rohto Pharmaceutical Co., Ltd.	22,300	514,191
Roland Corp.	300	8,577
Rorze Corp.	300	21,968
Ryobi, Ltd.	500	9,221

32

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Ryohin Keikaku Co., Ltd.	10,300	$144,286
#Ryosan Co., Ltd.	1,700	52,983
Saibu Gas Holdings Co., Ltd.	1,100	13,866
Sakai Chemical Industry Co., Ltd.	500	6,795
Sakata INX Corp.	3,600	29,690
Sala Corp.	1,000	4,873
#SAMTY Co., Ltd.	700	11,444
San-A Co., Ltd.	400	12,321
San-Ai Obbli Co., Ltd.	3,300	35,213
Sangetsu Corp.	3,600	67,106
Sanken Electric Co., Ltd.	300	14,496
Sanki Engineering Co., Ltd.	5,900	68,293
Sanko Gosei, Ltd.	600	2,116
Sankyo Co., Ltd.	1,200	49,475
Sankyu, Inc.	1,700	50,704
Sanrio Co., Ltd.	700	29,582
Sansei Technologies, Inc.	200	1,434
Sansha Electric Manufacturing Co., Ltd.	300	2,369
Santen Pharmaceutical Co., Ltd.	11,300	97,558
Sanwa Holdings Corp.	6,500	86,634
Sanyo Denki Co., Ltd.	400	14,632
Sapporo Holdings, Ltd.	2,300	80,552
Sato Holdings Corp.	1,200	15,974
Sawai Group Holdings Co., Ltd.	1,100	34,908
SB Technology Corp.	500	7,343
SBI Global Asset Management Co., Ltd.	200	708
SBI Holdings, Inc.	5,400	115,064
SBS Holdings, Inc.	500	8,802
SCREEN Holdings Co., Ltd.	1,200	54,943
SCSK Corp.	6,000	101,760
Secom Co., Ltd.	800	55,202
Seed Co., Ltd./Tokyo	300	1,555
Sega Sammy Holdings, Inc.	2,500	38,727
Seibu Holdings, Inc.	4,500	43,664
Seiko Epson Corp.	4,400	60,329
Seiko Group Corp.	700	10,807
Seino Holdings Co., Ltd.	2,200	31,806
Sekisui House, Ltd.	11,200	217,351
Senko Group Holdings Co., Ltd.	3,200	21,869
Senshu Electric Co., Ltd.	400	8,148
Seria Co., Ltd.	1,000	13,853
Seven & i Holdings Co., Ltd.	7,500	272,029
Seven Bank, Ltd.	28,700	56,530
SG Holdings Co., Ltd.	15,300	215,389
Sharp Corp.	6,400	39,711
Shibaura Machine Co., Ltd.	900	21,929
*SHIFT, Inc.	200	35,855
Shiga Bank, Ltd. (The)	1,100	28,836
Shima Seiki Manufacturing, Ltd.	2,700	27,188
Shimadzu Corp.	6,300	147,469
Shimano, Inc.	800	113,863
Shimizu Corp.	11,400	80,619
Shin-Etsu Chemical Co., Ltd.	30,900	911,626
Shin-Etsu Polymer Co., Ltd.	1,700	15,221
Shinmaywa Industries, Ltd.	11,100	87,879
Shinnihonseiyaku Co., Ltd.	600	5,856
Shinwa Co., Ltd./Nagoya	400	6,299
Shionogi & Co., Ltd.	1,900	87,658

33

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Ship Healthcare Holdings, Inc.	3,200	$49,127
Shiseido Co., Ltd.	9,200	289,283
Shizuoka Financial Group, Inc.	3,900	32,872
Shizuoka Gas Co., Ltd.	2,700	18,185
SHO-BOND Holdings Co., Ltd.	1,300	50,817
Shoei Co., Ltd.	800	10,528
SIGMAXYZ Holdings, Inc.	1,000	9,178
Siix Corp.	600	5,527
Simplex Holdings, Inc.	900	14,916
Sinfonia Technology Co., Ltd.	1,200	12,456
SKY Perfect JSAT Holdings, Inc.	9,500	43,534
SMC Corp.	300	136,049
SMS Co., Ltd.	2,900	45,383
Soda Nikka Co., Ltd.	400	2,683
Sodick Co., Ltd.	2,200	10,997
SoftBank Corp.	46,300	521,255
Sohgo Security Services Co., Ltd.	10,100	58,795
Solasto Corp.	4,500	17,323
Sompo Holdings, Inc.	1,300	55,856
Sony Group Corp.	15,700	1,288,075
Sotetsu Holdings, Inc.	800	14,022
Sparx Group Co., Ltd.	300	2,841
Square Enix Holdings Co., Ltd.	1,300	42,920
Star Mica Holdings Co., Ltd.	1,100	4,387
Star Micronics Co., Ltd.	3,100	36,866
Starts Corp., Inc.	1,400	26,318
Stella Chemifa Corp.	100	2,100
Subaru Corp.	14,600	246,748
Sugi Holdings Co., Ltd.	1,394	56,047
Sumitomo Bakelite Co., Ltd.	1,200	52,637
Sumitomo Chemical Co., Ltd.	16,900	42,628
Sumitomo Electric Industries, Ltd.	9,900	102,566
Sumitomo Forestry Co., Ltd.	3,500	81,673
Sumitomo Heavy Industries, Ltd.	3,300	74,587
Sumitomo Metal Mining Co., Ltd.	4,000	111,354
Sumitomo Mitsui Construction Co., Ltd.	10,400	27,469
Sumitomo Mitsui Financial Group, Inc.	4,800	228,835
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	34,500	333,615
Sumitomo Mitsui Trust Holdings, Inc.	5,400	200,033
Sumitomo Pharma Co., Ltd.	7,500	22,781
Sumitomo Realty & Development Co., Ltd.	6,600	163,600
Sumitomo Warehouse Co., Ltd. (The)	1,200	19,080
Sun Frontier Fudousan Co., Ltd.	1,600	15,383
Sundrug Co., Ltd.	2,000	54,066
Suntory Beverage & Food, Ltd.	3,000	88,705
Suruga Bank, Ltd.	2,700	11,446
Suzuken Co., Ltd.	2,500	76,166
Suzuki Motor Corp.	1,900	72,565
SWCC Corp.	2,200	30,201
Sysmex Corp.	3,400	160,588
Systena Corp.	5,400	9,092
Syuppin Co., Ltd.	1,200	8,161
T Hasegawa Co., Ltd.	800	16,481
T&D Holdings, Inc.	6,800	119,997
T&K Toka Co., Ltd.	200	1,895
Tachi-S Co., Ltd., Class S	1,800	19,552
Tadano, Ltd.	4,000	29,648
Taikisha, Ltd.	800	23,084

34

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Taisei Corp.	800	$26,935
Taiyo Holdings Co., Ltd.	1,900	30,612
Takamatsu Construction Group Co., Ltd.	400	7,242
Takamiya Co., Ltd.	100	318
Takaoka Toko Co., Ltd.	400	5,409
Takara Bio, Inc.	1,200	10,499
Takara Holdings, Inc.	9,200	75,996
Takasago International Corp.	600	12,718
Takasago Thermal Engineering Co., Ltd.	1,800	35,288
Takashimaya Co., Ltd.	2,100	28,329
Takeda Pharmaceutical Co., Ltd.	11,800	316,573
Takeuchi Manufacturing Co., Ltd.	3,000	84,189
Takuma Co., Ltd.	1,700	16,299
#Tama Home Co., Ltd.	600	13,470
#*Tanaka Chemical Corp.	500	3,021
Tanseisha Co., Ltd.	1,000	5,580
*Tatsuta Electric Wire and Cable Co., Ltd.	300	1,369
Tay Two Co., Ltd.	2,000	1,822
Tazmo Co., Ltd.	200	3,397
TechMatrix Corp.	3,300	32,380
TechnoPro Holdings, Inc.	4,400	85,417
Tecnos Japan, Inc.	600	2,678
Teijin, Ltd.	20,700	185,616
Tess Holdings Co., Ltd.	400	1,249
THK Co., Ltd.	2,500	44,075
TIS, Inc.	4,500	95,233
TKC Corp.	800	18,515
#*TKP Corp.	300	4,041
TOA Corp.	200	4,952
Tobishima Corp.	1,000	9,099
Tobu Railway Co., Ltd.	1,300	31,108
Tocalo Co., Ltd.	1,600	14,294
Toda Corp.	10,900	60,141
Toei Animation Co., Ltd.	200	17,841
Toho Co., Ltd.	900	30,492
Toho Gas Co., Ltd.	3,700	63,350
Toho Holdings Co., Ltd.	2,700	60,616
#Toho Titanium Co., Ltd.	400	5,135
Toho Zinc Co., Ltd.	400	4,213
Tokai Corp.	100	1,253
TOKAI Holdings Corp.	1,800	11,565
Tokai Rika Co., Ltd.	300	4,643
Tokai Tokyo Financial Holdings, Inc.	12,000	40,411
Tokio Marine Holdings, Inc.	21,600	476,799
Tokyo Electron Device, Ltd.	1,500	37,885
Tokyo Electron, Ltd.	6,400	834,838
Tokyo Gas Co., Ltd.	7,800	174,032
Tokyo Keiki, Inc.	300	2,918
Tokyo Kiraboshi Financial Group, Inc.	200	5,817
Tokyo Ohka Kogyo Co., Ltd.	1,200	68,294
Tokyo Seimitsu Co., Ltd.	1,800	82,996
Tokyo Tatemono Co., Ltd.	5,000	65,667
Tokyu Construction Co., Ltd.	17,500	89,554
Tokyu Corp.	7,100	79,699
Tokyu Fudosan Holdings Corp.	24,600	141,611
Toli Corp.	1,500	3,318
Tomoku Co., Ltd.	400	6,167
TOMONY Holdings, Inc.	300	1,000

35

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
Tomy Co., Ltd.	4,600	$62,920
Topcon Corp.	12,300	110,578
Topre Corp.	400	4,236
Topy Industries, Ltd.	500	7,957
Toray Industries, Inc.	27,700	132,569
#Toridoll Holdings Corp.	1,700	40,905
Torishima Pump Manufacturing Co., Ltd.	300	3,748
Tosei Corp.	5,200	60,843
Toshiba TEC Corp.	800	17,194
Tosho Co., Ltd.	300	1,919
Totetsu Kogyo Co., Ltd.	2,700	52,255
TOTO, Ltd.	1,000	23,923
Towa Corp.	1,000	33,610
*Toyo Engineering Corp.	1,800	7,096
Toyo Ink SC Holdings Co., Ltd.	1,300	21,932
Toyo Machinery & Metal Co., Ltd.	100	409
Toyo Seikan Group Holdings, Ltd.	3,700	61,689
Toyo Suisan Kaisha, Ltd.	200	9,191
Toyobo Co., Ltd.	10,500	69,956
Toyota Boshoku Corp.	1,900	32,581
Toyota Motor Corp.	91,500	1,564,825
Toyota Tsusho Corp.	2,800	146,171
Transaction Co., Ltd.	400	5,132
Transcosmos, Inc.	1,000	20,172
Trend Micro, Inc.	2,700	100,587
Trusco Nakayama Corp.	1,800	26,873
#Tsubaki Nakashima Co., Ltd.	1,800	8,712
Tsubakimoto Chain Co.	500	12,529
Tsugami Corp.	8,400	59,348
Tsuruha Holdings, Inc.	1,500	109,446
UACJ Corp.	1,800	36,251
Uchida Yoko Co., Ltd.	100	4,569
Ulvac, Inc.	500	16,940
Unipres Corp.	700	4,849
United Arrows, Ltd.	1,300	16,473
#United Super Markets Holdings, Inc.	1,900	13,437
UNITED, Inc.	900	5,402
Usen-Next Holdings Co., Ltd.	1,000	22,682
Ushio, Inc.	6,500	78,543
USS Co., Ltd.	8,600	149,149
*UT Group Co., Ltd.	2,100	25,473
V Technology Co., Ltd.	200	2,444
Valor Holdings Co., Ltd.	1,200	18,652
Valqua, Ltd.	900	21,988
ValueCommerce Co., Ltd.	1,200	9,873
#V-Cube, Inc.	1,200	2,829
Vector, Inc.	1,900	13,261
*Visional, Inc.	1,300	62,921
Vital KSK Holdings, Inc.	300	2,011
VT Holdings Co., Ltd.	1,700	5,691
Wacoal Holdings Corp.	3,500	79,293
Wacom Co., Ltd.	6,400	21,848
Wakita & Co., Ltd.	1,100	10,917
WATAMI Co., Ltd.	400	2,985
Welcia Holdings Co., Ltd.	4,100	67,668
Wellnet Corp.	500	1,783
West Holdings Corp.	1,500	32,784
WingArc1st, Inc.	2,600	46,096

36

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
JAPAN — (Continued)
#Workman Co., Ltd.	600	$15,412
World Co., Ltd.	800	8,198
World Holdings Co., Ltd.	300	4,554
#*W-Scope Corp.	400	2,279
Xebio Holdings Co., Ltd.	600	3,839
Yahagi Construction Co., Ltd.	1,000	8,624
Yakult Honsha Co., Ltd.	2,200	51,672
YAMABIKO Corp.	1,400	13,145
Yamada Holdings Co., Ltd.	11,300	35,651
Yamaha Corp.	1,100	28,901
Yamaha Motor Co., Ltd.	5,400	129,683
YA-MAN, Ltd.	2,200	15,413
Yamashin-Filter Corp.	1,300	2,558
Yamato Holdings Co., Ltd.	3,100	51,256
Yamazaki Baking Co., Ltd.	1,400	29,628
Yamazen Corp.	9,000	72,264
Yaoko Co., Ltd.	500	25,590
Yaskawa Electric Corp.	3,800	122,372
Yellow Hat, Ltd.	3,500	42,085
Yokogawa Bridge Holdings Corp.	3,800	62,302
Yokogawa Electric Corp.	3,100	55,523
Yokorei Co., Ltd.	2,000	15,279
Yokowo Co., Ltd.	300	2,454
Yondoshi Holdings, Inc.	700	8,740
Yonex Co., Ltd.	2,200	23,606
Yoshinoya Holdings Co., Ltd.	500	11,661
Yuasa Trading Co., Ltd.	700	18,997
Yurtec Corp.	900	5,800
Zenrin Co., Ltd.	1,300	7,605
Zensho Holdings Co., Ltd.	800	41,863
Zeon Corp.	4,700	38,405
ZIGExN Co., Ltd.	2,600	8,189
ZOZO, Inc.	2,600	49,040
#Zuiko Corp.	1,000	8,610

TOTAL JAPAN		50,492,423

NETHERLANDS — (5.0%)
Aalberts NV	2,117	65,833
ΩABN AMRO Bank NV	12,835	172,093
Acomo NV	1,111	22,665
*ΩAdyen NV	290	194,310
Aegon, Ltd.	56,300	271,929
Akzo Nobel NV	7,005	468,397
#*ΩAlfen N.V.	419	13,140
Allfunds Group PLC	14,113	71,872
AMG Critical Materials NV	1,689	43,882
APERAM SA	2,239	61,888
Arcadis NV	2,459	103,759
ASM International NV	737	302,646
ASML Holding NV	136	81,263
ASML Holding NV, Sponsored NVDR	6,462	3,869,510
ASR Nederland NV	7,945	295,606
*Avantium N.V.	344	1,145
ΩB&S Group S.a.r.l	204	736
#*ΩBasic-Fit NV	1,438	36,662
BE Semiconductor Industries NV	2,274	233,873
Beter Bed Holding NV	134	853
Brunel International NV	45	626
Coca-Cola Europacific Partners PLC	3,450	200,931

37

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
NETHERLANDS — (Continued)
Corbion NV	1,308	$22,577
ΩCTP NV	3,067	44,607
Flow Traders, Ltd.	1,484	27,090
ForFarmers NV	957	2,342
*Fugro NV	4,205	69,293
Heineken NV	1,487	133,191
IMCD NV	2,315	277,731
ING Groep NV	44,381	564,244
*InPost SA	7,619	75,121
JDE Peet’s NV	877	24,324
Kendrion NV	102	1,238
Koninklijke Ahold Delhaize NV	20,076	594,172
Koninklijke BAM Groep NV	10,216	21,078
Koninklijke Heijmans N.V	40	458
Koninklijke KPN NV	104,170	349,593
*Koninklijke Philips NV	470	8,892
#*Koninklijke Philips NV, Sponsored NVDR	19,917	377,626
Koninklijke Vopak NV	2,359	79,317
ΩLucas Bols NV	16	293
Nedap NV	4	241
NN Group NV	7,468	238,864
*Pharming Group NV	8,745	10,316
PostNL NV	11,860	22,045
*Prosus NV	14,933	417,177
Randstad NV	5,535	285,739
SBM Offshore NV	9,141	113,530
*SIF Holding NV	158	1,520
ΩSignify NV	4,598	118,878
Sligro Food Group NV	1,114	18,958
TKH Group NV	1,546	56,345
*TomTom NV	1,168	6,976
Universal Music Group NV	10,655	260,161
Van Lanschot Kempen NV	1,183	31,699
Wolters Kluwer NV	9,504	1,216,543

TOTAL NETHERLANDS		11,985,798

NEW ZEALAND — (0.3%)
Arvida Group, Ltd.	752	494
Auckland International Airport, Ltd.	9,581	40,904
#Briscoe Group, Ltd.	36	94
Chorus, Ltd.	18,458	77,032
Colonial Motor Co., Ltd. (The)	12	62
Comvita, Ltd.	40	71
Contact Energy, Ltd.	4,479	20,294
Delegat Group, Ltd.	44	208
EBOS Group, Ltd.	2,482	50,513
Fisher & Paykel Healthcare Corp., Ltd.	5,107	61,816
Freightways Group, Ltd.	10,325	44,741
#*Gentrack Group, Ltd.	136	388
Hallenstein Glasson Holdings, Ltd.	88	295
Heartland Group Holdings, Ltd.	25,749	22,915
Infratil, Ltd.	5,894	33,665
KMD Brands, Ltd.	2,149	1,037
Mainfreight, Ltd.	786	26,169
#Manawa Energy, Ltd.	136	338
Mercury NZ, Ltd.	7,138	24,495
Meridian Energy, Ltd.	19,562	54,957
Napier Port Holdings, Ltd.	60	78
NZME, Ltd.	300	145

38

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
NEW ZEALAND — (Continued)
NZX, Ltd.	345	$201
Oceania Healthcare, Ltd.	694	275
#Port of Tauranga, Ltd.	917	2,720
Rakon, Ltd.	2	1
#Ryman Healthcare, Ltd.	4,208	13,902
*Serko, Ltd.	346	845
Skellerup Holdings, Ltd.	5,937	15,609
SKY Network Television, Ltd.	236	395
SKYCITY Entertainment Group, Ltd.	18,813	20,463
Spark New Zealand, Ltd.	22,113	63,924
Summerset Group Holdings, Ltd.	5,787	32,785
TOWER, Ltd.	592	220
Vector, Ltd.	6,790	14,455
Warehouse Group, Ltd. (The)	260	260

TOTAL NEW ZEALAND		626,766

NORWAY — (0.7%)
2020 Bulkers, Ltd.	679	6,120
*Adevinta ASA	6,263	54,968
AF Gruppen ASA	48	500
*Akastor ASA	252	237
*Aker Carbon Capture ASA	5,041	4,774
Aker Solutions ASA	12,987	51,754
*AKVA Group ASA	12	86
*ArcticZymes Technologies ASA	20	52
Atea ASA	3,356	34,907
#*ΩAutoStore Holdings, Ltd.	3,678	4,056
*Borr Drilling, Ltd.	520	3,188
#*Borr Drilling, Ltd.	180	1,118
Borregaard ASA	3,199	43,353
Bouvet ASA	2,776	13,369
#*Cadeler A/S	2,791	8,839
#*Carasent ASA	76	91
#*ΩCrayon Group Holding ASA	1,683	9,702
DNB Bank ASA	13,232	238,424
ΩElmera Group ASA	1,528	3,261
ΩEntra ASA	2,200	17,162
ΩEuropris ASA	7,748	43,866
Gjensidige Forsikring ASA	2,035	30,475
Grieg Seafood ASA	732	4,858
*Hexagon Composites ASA	1,800	4,244
*Kahoot! ASA	4,589	14,336
ΩKid ASA	56	455
Kitron ASA	6,107	16,071
*Kongsberg Automotive ASA	3,088	548
Kongsberg Gruppen ASA	1,580	64,492
Leroy Seafood Group ASA	3,788	14,987
*LINK Mobility Group Holding ASA	6,915	7,131
Medistim ASA	12	208
*MORROW BANK ASA	192	59
Mowi ASA	2,696	43,752
ΩMulticonsult ASA	24	278
*Nordic Semiconductor ASA	3,103	25,042
Norsk Hydro ASA	8,676	49,454
#*ΩNorske Skog ASA	320	1,167
*Northern Ocean, Ltd.	93	113
#*Nykode Therapeutics ASA	568	873
Odfjell Drilling, Ltd.	3,171	11,070
ΩOkeanis Eco Tankers Corp.	312	8,979

39

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
NORWAY — (Continued)
Orkla ASA	6,622	$45,606
*Pexip Holding ASA	140	227
*PGS ASA	18,772	16,954
*PhotoCure ASA	8	41
Protector Forsikring ASA	1,331	20,850
Rana Gruber ASA	202	1,121
Salmar ASA	952	45,062
ΩScatec ASA	7,694	38,774
Schibsted ASA, Class A	868	17,342
Schibsted ASA, Class B	3,198	59,255
#*Self Storage Group ASA	56	199
Selvaag Bolig ASA	88	210
*ΩShelf Drilling, Ltd.	2,351	6,292
Sparebank 1 Oestlandet	280	3,108
SpareBank 1 SR-Bank ASA	5,742	62,294
Storebrand ASA	22,804	190,120
Subsea 7 SA	5,856	76,740
TGS ASA	5,888	80,217
Veidekke ASA	3,497	30,176
*Volue ASA	44	74
Yara International ASA	569	18,591
*Zaptec ASA	172	317

TOTAL NORWAY		1,551,989

PORTUGAL — (0.2%)
Altri SGPS SA	2,545	12,288
Corticeira Amorim SGPS SA	771	7,473
CTT-Correios de Portugal SA	1,529	5,826
EDP - Energias de Portugal SA	17,278	72,504
EDP Renovaveis SA	4,850	77,871
#*Greenvolt-Energias Renovaveis SA	1,438	9,594
Jeronimo Martins SGPS SA	4,579	105,415
Mota-Engil SGPS SA	1,293	4,196
Navigator Co. SA (The)	7,844	31,175
NOS SGPS SA	8,757	31,971
REN - Redes Energeticas Nacionais SGPS SA	14,575	37,898
Sonae SGPS SA	35,422	34,783

TOTAL PORTUGAL		430,994

SINGAPORE — (0.8%)
AEM Holdings, Ltd.	6,400	16,163
*Aspen Group Holdings, Ltd.	32	—
*Avarga, Ltd.	700	90
Aztech Global, Ltd.	200	131
*Best World International, Ltd.	2,100	2,590
BRC Asia, Ltd.	100	118
Bukit Sembawang Estates, Ltd.	400	1,057
Centurion Corp., Ltd.	400	112
China Aviation Oil Singapore Corp., Ltd.	7,800	4,583
China Sunsine Chemical Holdings, Ltd.	700	204
City Developments, Ltd.	30,600	141,157
Civmec, Ltd.	500	288
*COSCO SHIPPING International Singapore Co., Ltd.	1,100	94
CSE Global, Ltd.	4,500	1,347
DBS Group Holdings, Ltd.	19,700	472,351
DFI Retail Group Holdings, Ltd.	8,600	18,318
Dyna-Mac Holdings, Ltd.	17,400	3,937
Far East Orchard, Ltd.	400	298
Food Empire Holdings, Ltd.	1,900	1,526

40

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SINGAPORE — (Continued)
Frasers Property, Ltd.	900	$499
Frencken Group, Ltd.	13,000	9,868
Fu Yu Corp., Ltd.	2,800	241
*Gallant Venture, Ltd.	2,400	229
Genting Singapore, Ltd.	70,400	44,191
Great Eastern Holdings, Ltd.	1,700	21,429
GuocoLand, Ltd.	200	220
Ho Bee Land, Ltd.	400	528
Hongkong Land Holdings, Ltd.	7,900	25,043
Hour Glass, Ltd. (The)	400	482
Hutchison Port Holdings Trust, Class U	102,500	16,093
iFAST Corp., Ltd.	5,700	27,459
ISDN Holdings, Ltd.	11,921	2,828
Keppel Corp., Ltd.	7,400	33,542
Keppel REIT	1,480	859
Micro-Mechanics Holdings, Ltd.	100	132
*Oceanus Group, Ltd.	15,400	112
OUE, Ltd.	300	226
Oversea-Chinese Banking Corp., Ltd.	37,200	344,291
Oxley Holdings, Ltd.	1,400	102
Pan-United Corp., Ltd.	400	108
Propnex, Ltd.	5,800	3,408
Q&M Dental Group Singapore, Ltd.	400	66
*SATS, Ltd.	8,913	16,004
*Seatrium, Ltd.	553,200	45,223
SIA Engineering Co., Ltd.	2,900	4,847
Silverlake Axis, Ltd.	1,600	315
Singapore Exchange, Ltd.	16,000	110,595
Singapore Land Group, Ltd.	400	578
Singapore Technologies Engineering, Ltd.	28,300	77,667
Tai Sin Electric, Ltd.	1,000	292
Thomson Medical Group, Ltd.	2,500	98
UMS Holdings, Ltd.	58,700	53,557
United Overseas Bank, Ltd.	8,500	167,636
UOL Group, Ltd.	13,500	58,137
Venture Corp., Ltd.	4,100	35,013
Vicom, Ltd.	100	94
Wing Tai Holdings, Ltd.	40,400	39,809

TOTAL SINGAPORE		1,806,185

SPAIN — (2.6%)
Acciona SA	977	122,890
Acerinox SA	3,435	33,396
ACS Actividades de Construccion y Servicios SA	7,157	258,495
ΩAedas Homes SA	466	7,428
ΩAena SME SA	1,083	156,543
Almirall SA	2,501	22,708
Amadeus IT Group SA	9,368	532,926
*Amper SA	1,000	108
Applus Services SA	7,990	84,032
Atresmedia Corp. de Medios de Comunicacion SA	5,366	20,067
*Audax Renovables SA	2,328	2,643
Banco Bilbao Vizcaya Argentaria SA	33,366	261,759
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	7,467	58,467
Banco de Sabadell SA	249,716	309,086
Banco Santander SA	91,454	335,049
Banco Santander SA, Sponsored ADR	92,572	336,036
Bankinter SA	30,685	193,373
CaixaBank SA	84,692	343,308

41

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SPAIN — (Continued)
ΩCellnex Telecom SA	3,805	$111,487
Construcciones y Auxiliar de Ferrocarriles SA	1,103	32,878
*Duro Felguera SA	156	106
*eDreams ODIGEO SA	526	3,369
Elecnor SA	64	1,076
Enagas SA	5,218	87,117
Ence Energia y Celulosa SA	9,174	27,365
Endesa SA	4,244	79,693
Ercros SA	294	904
Faes Farma SA	10,012	31,378
Ferrovial SE	2,259	67,908
Fluidra SA	3,643	63,998
ΩGestamp Automocion SA	4,100	15,047
ΩGlobal Dominion Access SA	2,551	8,278
*Grenergy Renovables SA	202	4,791
*Grifols SA	4,197	46,958
Grupo Catalana Occidente SA	2,455	78,497
Grupo Empresarial San Jose SA	24	91
Iberdrola SA	43,313	480,711
Indra Sistemas SA	9,777	136,930
Industria de Diseno Textil SA	23,602	812,038
Laboratorios Farmaceuticos Rovi SA	1,007	53,699
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	30,404	26,160
Mapfre SA	30,389	63,022
Naturgy Energy Group SA	926	26,134
ΩNeinor Homes SA	538	5,539
*Obrascon Huarte Lain SA	13,768	5,646
*Oryzon Genomics SA	24	51
Pharma Mar SA	182	6,194
Prim SA	4	44
*Promotora de Informaciones SA, Class A	364	132
ΩProsegur Cash SA	272	148
Prosegur Cia de Seguridad SA	8,495	12,679
Realia Business SA	464	517
Redeia Corp. SA	11,181	173,789
Sacyr SA	10,092	29,079
*Solaria Energia y Medio Ambiente SA	3,036	45,408
*Soltec Power Holdings SA	480	1,338
ΩTalgo SA	1,179	4,468
*Tecnicas Reunidas SA	1,805	15,864
Telefonica SA	74,592	287,465
#Telefonica SA, Sponsored ADR	32,649	125,046
Tubacex SA	1,962	5,828
ΩUnicaja Banco SA	35,277	36,617

TOTAL SPAIN		6,093,801

SWEDEN — (3.4%)
AddLife AB, Class B	1,919	12,487
Addnode Group AB	3,004	18,673
AddTech AB, B Shares	7,247	105,987
AFRY AB	3,959	41,459
Alfa Laval AB	2,432	78,493
ΩAlimak Group AB	296	1,738
Alleima AB	6,961	42,304
Alligo AB, Class B	48	376
ΩAmbea AB	4,801	17,816
*Annehem Fastigheter AB, Class B	32	44
AQ Group AB	233	9,426
Arjo AB, Class B	3,588	11,966

42

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Assa Abloy AB, Class B	7,604	$161,640
Atlas Copco AB, Class A	41,083	530,238
Atlas Copco AB, Class B	25,604	286,573
Atrium Ljungberg AB, B Shares	1,392	21,355
*ΩAttendo AB	1,430	4,524
#Avanza Bank Holding AB	7,891	132,780
Axfood AB	2,677	59,086
Balco Group AB	20	66
Beijer Alma AB, Class B	840	13,338
Beijer Ref AB	257	2,431
Bergman & Beving AB	260	3,481
*Betsson AB, Class B	7,039	70,688
*Better Collective A/S	1,444	34,896
#*BHG Group AB	7,696	6,785
Bilia AB, A Shares	3,511	32,525
Billerud Aktiebolag	6,154	57,009
*ΩBioArctic AB	642	12,940
Biotage AB	1,000	10,186
Boliden AB	6,088	155,706
*ΩBoozt AB	1,082	7,554
ΩBravida Holding AB	5,435	33,906
BTS Group AB, B Shares	24	567
Bufab AB	2,967	70,214
Bulten AB	16	89
*Byggmax Group AB	1,176	2,989
Castellum AB	4,925	46,968
Catella AB	96	211
Catena AB	2,315	76,458
*Catena Media PLC	128	198
Cellavision AB	20	242
Clas Ohlson AB, B Shares	3,867	40,495
Cloetta AB, B Shares	8,576	13,732
Concentric AB	1,522	21,333
ΩCoor Service Management Holding AB	8,137	28,025
Corem Property Group AB, Class B	1,818	1,170
Corem Property Group AB, Class D	12	170
Dios Fastigheter AB	1,841	9,944
ΩDometic Group AB	9,002	55,353
#*ΩDustin Group AB	2,596	2,916
Eastnine AB	12	163
Elanders AB, Class B	40	299
*Electrolux AB, Class B	3,520	29,489
Electrolux Professional AB, Class B	10,711	43,198
Elekta AB, Class B	12,237	83,131
*ΩEltel AB	152	89
#*Embracer Group AB	7,297	11,825
Epiroc AB, Class A	9,701	159,330
Epiroc AB, Class B	4,422	61,228
ΩEvolution AB	2,895	257,016
Ework Group AB	16	163
Fabege AB	15,058	111,945
Fagerhult Group AB	568	2,867
*Fastighets AB Balder, B Shares	8,287	35,002
FastPartner AB, Class A	56	194
FastPartner AB, Class D	16	73
Fenix Outdoor International AG	8	474
*FormPipe Software AB	52	115
Fortnox AB	26,099	103,110

43

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
G5 Entertainment AB	68	$879
Getinge AB, B Shares	1,803	32,340
Granges AB	3,782	36,321
*ΩGreen Landscaping Group AB	72	376
H & M Hennes & Mauritz AB, Class B	9,236	123,421
Hanza AB	334	2,093
Heba Fastighets AB, Class B	132	265
Hemnet Group AB	2,725	47,243
Hexagon AB, Class B	9,758	79,216
Hexatronic Group AB	2,828	6,573
Hexpol AB	7,804	68,941
HMS Networks AB	1,879	62,091
Holmen AB, B Shares	2,029	76,401
Hufvudstaden AB, Class A	4,544	48,317
*Humana AB	1,452	3,684
Husqvarna AB, A Shares	52	335
Husqvarna AB, B Shares	7,647	49,348
IAR Systems Group AB	16	135
Indutrade AB	5,823	102,751
#Instalco AB	8,575	23,931
Intrum AB	4,837	24,764
INVISIO AB	1,648	24,721
Inwido AB	3,738	38,107
ITAB Shop Concept AB	200	168
JM AB	3,639	38,694
Kabe Group AB, Class B	8	192
*Karnov Group AB	372	1,631
#*K-fast Holding AB	108	130
Kindred Group PLC	11,870	96,956
Lagercrantz Group AB, B Shares	6,707	61,051
Lifco AB, Class B	2,865	52,260
Lime Technologies AB	20	512
Lindab International AB	2,524	38,789
Loomis AB	1,533	39,709
*Medcap AB	12	306
Medicover AB, Class B	1,700	19,141
MEKO AB	994	7,989
*Millicom International Cellular SA	5,850	91,630
MIPS AB	405	9,951
*Modern Times Group MTG AB, Class B	4,446	35,556
ΩMunters Group AB	2,950	35,856
Mycronic AB	1,680	36,690
NCAB Group AB	7,481	35,689
NCC AB, Class B	3,074	31,421
Nederman Holding AB	36	506
New Wave Group AB, Class B	2,771	18,033
Nibe Industrier AB, Class B	9,535	54,773
Nordic Paper Holding AB	556	1,901
Nordic Waterproofing Holding AB	52	751
Nordnet AB (publ)	5,337	75,235
Nyfosa AB	5,229	25,179
OEM International AB, Class B	3,063	19,876
#Orron Energy AB	7,925	4,931
*OX2 AB	3,453	13,926
Peab AB, Class B	6,641	24,656
Platzer Fastigheter Holding AB, Class B	3,233	16,928
Proact IT Group AB	48	333
Probi AB	4	72

44

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWEDEN — (Continued)
Ratos AB, B Shares	10,331	$28,683
*RaySearch Laboratories AB	48	357
Rejlers AB	24	251
ΩResurs Holding AB	3,148	6,126
Rottneros AB	108	114
Saab AB, Class B	1,098	56,214
Sagax AB, Class B	3,196	57,640
#Samhallsbyggnadsbolaget i Norden AB	31,276	9,057
Sandvik AB	10,383	176,200
*ΩScandic Hotels Group AB	21,549	72,424
*Sdiptech AB	1,161	22,716
*Sectra AB, Class B	3,038	32,793
Securitas AB, Class B	11,122	88,855
*Sensys Gatso Group AB	78	421
#*ΩSinch AB	6,184	9,744
SinterCast AB	12	111
Skandinaviska Enskilda Banken AB, Class A	33,041	367,594
Skandinaviska Enskilda Banken AB, Class C	16	184
Skanska AB, Class B	5,555	83,206
SKF AB, B Shares	3,950	63,673
#SKF AB, Class A	8	129
SkiStar AB	2,099	19,914
Storskogen Group AB, Class B	43,679	25,748
Svenska Cellulosa AB SCA, Class A	20	273
Svenska Cellulosa AB SCA, Class B	6,612	90,516
Svenska Handelsbanken AB, Class A	16,739	142,330
#Svenska Handelsbanken AB, Class B	20	206
Sweco AB, Class B	4,150	38,073
Swedbank AB, Class A	11,107	181,676
*Swedish Orphan Biovitrum AB	4,313	88,556
Systemair AB	1,721	9,427
Tele2 AB, B Shares	16,111	114,120
Telefonaktiebolaget LM Ericsson, Class B	33,634	150,549
Telia Co. AB	44,180	93,361
*TF Bank AB	4	50
ΩThule Group AB	5,895	133,648
*Tobii AB	148	136
Trelleborg AB, Class B	1,413	35,614
Troax Group AB	1,955	31,217
#*Truecaller AB, Class B	7,058	17,018
VBG Group AB, Class B	132	2,741
Vitec Software Group AB, B Shares	870	34,636
Vitrolife AB	2,942	38,208
Volati AB	48	360
Volvo AB, Class A	3,782	75,622
Volvo AB, Class B	28,342	560,364
#*Volvo Car AB, Class B	13,164	45,138
Wallenstam AB, B Shares	11,869	39,986
Wihlborgs Fastigheter AB	8,056	52,023
XANO Industri AB, Class B	28	208

TOTAL SWEDEN		8,091,145

SWITZERLAND — (7.8%)
ABB, Ltd., Registered	22,424	750,054
Accelleron Industries AG	2,250	55,233
Adecco Group AG	9,673	363,940
Alcon, Inc.	3,595	256,395
Allreal Holding AG, Registered	364	58,317
ALSO Holding AG, Registered	207	52,543

45

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
*Aluflexpack AG	16	$167
#*ams-OSRAM AG	5,327	18,901
APG SGA SA	24	4,457
Arbonia AG	132	1,123
*Aryzta AG	21,097	38,552
Ascom Holding AG, Registered	752	7,776
Baloise Holding AG, Registered	2,759	394,728
Banque Cantonale de Geneve	6	1,483
Banque Cantonale Vaudoise, Registered	520	58,625
Belimo Holding AG, Class R	411	172,069
Bellevue Group AG	46	1,001
Berner Kantonalbank AG, Registered	179	46,813
BKW AG	740	124,086
Bossard Holding AG, Registered A	282	58,008
Bucher Industries AG, Registered	202	71,784
Burckhardt Compression Holding AG	165	83,402
Calida Holding AG, Registered	123	3,453
Cembra Money Bank AG	945	64,848
Clariant AG, Registered	8,440	119,359
Coltene Holding AG, Registered	12	840
Comet Holding AG, Class R	146	28,573
Daetwyler Holding AG	131	23,003
DKSH Holding AG	1,221	74,732
#*DocMorris AG	758	31,285
dormakaba Holding AG	99	45,037
DSM-Firmenich AG	1,747	158,050
*Dufry AG, Registered	3,429	119,481
EFG International AG	2,342	28,000
Emmi AG, Registered	71	66,939
EMS-Chemie Holding AG	8	5,450
Energiedienst Holding AG, Registered	12	530
#Feintool International Holding AG	4	88
Flughafen Zurich AG, Registered	594	110,439
Forbo Holding AG, Registered	34	37,361
ΩGalenica AG	2,781	209,480
*GAM Holding AG	360	169
Geberit AG, Registered	337	156,197
Georg Fischer AG, Registered	2,236	115,283
Givaudan SA, Registered	197	653,744
Glarner Kantonalbank	8	200
Helvetia Holding AG, Registered	1,661	222,306
Huber + Suhner AG, Registered	904	61,687
Implenia AG, Registered	510	15,860
*Ina Invest Holding AG	4	78
Inficon Holding AG, Registered	47	50,871
Interroll Holding AG, Class R	14	36,690
Intershop Holding AG	22	14,577
Investis Holding SA	56	5,809
Julius Baer Group, Ltd.	6,351	374,060
Kardex Holding AG, Registered	121	23,321
Komax Holding AG, Class R	109	21,535
#*Kudelski SA	52	76
Kuehne + Nagel International AG, Class R	1,362	365,924
Landis+Gyr Group AG	1,105	81,596
LEM Holding SA, Registered	5	10,109
Liechtensteinische Landesbank AG	299	20,666
#Logitech International SA, Class R Sponsored	5,078	399,283
Luzerner Kantonalbank AG, Registered	309	24,243

46

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
*MCH Group AG	20	$97
ΩMedacta Group SA	79	9,046
ΩMedmix AG	279	5,782
Meier Tobler Group AG	24	824
#Mikron Holding AG	8	122
Mobilezone Holding AG, Registered	711	10,782
Mobimo Holding AG, Registered	382	105,359
Novartis AG, Sponsored ADR	16,996	1,590,486
Novavest Real Estate AG	16	647
OC Oerlikon Corp. AG	4,379	17,380
*Orascom Development Holding AG	16	88
Partners Group Holding AG	468	492,042
*Peach Property Group AG	212	2,782
*ΩPolyPeptide Group AG	368	6,882
PSP Swiss Property AG, Registered	1,475	181,042
Rieter Holding AG, Registered	12	1,015
Roche Holding AG	427	115,988
Roche Holding AG	9,245	2,375,631
Romande Energie Holding SA, Registered	208	12,936
#*Sandoz Group AG, ADR	3,399	87,762
Schindler Holding AG, Registered	383	74,281
Schweiter Technologies AG	30	16,746
*ΩSensirion Holding AG	389	29,067
SFS Group AG	368	36,555
SGS SA, Registered	2,946	239,487
SIG Group AG	11,199	245,995
Sika AG, Registered	3,370	803,201
SKAN Group AG	69	5,163
Softwareone Holding AG	1,624	31,800
Sonova Holding AG	1,667	392,914
St. Galler Kantonalbank AG, Registered	57	30,910
#Stadler Rail AG	2,192	73,994
Straumann Holding AG, Class R	1,945	228,578
Sulzer AG, Registered	519	42,601
Swatch Group AG (The)	1,067	51,471
Swatch Group AG (The)	503	128,341
Swiss Life Holding AG	603	385,501
Swiss Prime Site AG, Registered	3,234	299,928
Swiss Re AG	6,334	689,881
Swisscom AG, Registered	997	595,976
Swissquote Group Holding SA, Registered	421	80,448
Temenos AG, Registered	2,633	188,466
TX Group AG	14	1,300
u-blox Holding AG	340	32,018
UBS Group AG	2,675	62,374
#UBS Group AG	29,835	699,929
Valiant Holding AG	1,188	129,237
ΩVAT Group AG	875	308,348
Vaudoise Assurances Holding SA	9	4,183
Vetropack Holding AG	141	5,524
*Von Roll Holding AG	484	458
Vontobel Holding AG, Class R	943	54,919
VP Bank AG, Class A	7	632
*V-ZUG Holding AG	37	2,378
Walliser Kantonalbank, Registered	10	1,198
Ypsomed Holding AG, Registered	74	20,329
Zehnder Group AG, Registered	213	11,001
Zug Estates Holding AG, Class B	13	21,499

47

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SWITZERLAND — (Continued)
Zurich Insurance Group AG	2,151	$1,017,769

TOTAL SWITZERLAND		18,461,782

UNITED KINGDOM — (12.6%)
4imprint Group PLC	1,309	79,738
Admiral Group PLC	7,578	224,646
Antofagasta PLC	6,781	110,671
Ashmore Group PLC	18,055	37,135
Ashtead Group PLC	8,840	504,591
#AstraZeneca PLC, Sponsored ADR	39,758	2,513,898
ΩAuto Trader Group PLC	54,100	407,801
Aviva PLC	50,035	241,402
B&M European Value Retail SA	45,825	294,045
*Babcock International Group PLC	24,345	115,447
BAE Systems PLC	23,625	316,491
Balfour Beatty PLC	26,410	99,090
Bank of Georgia Group PLC	867	35,034
Barclays PLC	190,379	304,015
Barclays PLC, Sponsored ADR	25,197	162,017
Barratt Developments PLC	40,230	202,053
Beazley PLC	20,308	126,786
Bellway PLC	6,735	170,643
Berkeley Group Holdings PLC	4,690	229,691
ΩBridgepoint Group PLC	5,304	11,682
Britvic PLC	12,645	128,583
BT Group PLC	264,032	361,238
Bunzl PLC	4,850	172,554
Burberry Group PLC	9,780	200,798
Compass Group PLC	26,090	656,287
Computacenter PLC	5,170	160,978
ΩConvaTec Group PLC	39,438	97,722
Croda International PLC	1,724	91,587
*Darktrace PLC	2,888	12,265
DCC PLC	4,130	228,776
Dechra Pharmaceuticals PLC	2,785	128,689
*ΩDeliveroo PLC	10,916	17,220
Diageo PLC	34,365	1,295,620
Diploma PLC	3,819	131,702
*Direct Line Insurance Group PLC	50,500	92,715
Domino’s Pizza Group PLC	11,207	46,645
Dowlais Group PLC	23,545	28,571
Drax Group PLC	17,446	89,463
DS Smith PLC	50,251	173,906
Dunelm Group PLC	4,900	58,002
Entain PLC	11,596	130,918
Experian PLC	28,834	871,563
*Frasers Group PLC	5,807	56,583
Fresnillo PLC	4,370	29,367
Games Workshop Group PLC	1,200	143,793
Grafton Group PLC	8,675	81,171
Grainger PLC	47,650	131,484
Greggs PLC	2,865	82,394
GSK PLC	40,895	723,218
Haleon PLC	47,217	188,788
Halma PLC	4,934	110,463
Hargreaves Lansdown PLC	13,196	113,145
Hays PLC	108,980	127,084
Hikma Pharmaceuticals PLC	3,009	69,429
Hill & Smith PLC	1,272	25,437

48

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Hiscox, Ltd.	11,220	$127,707
Howden Joinery Group PLC	26,810	207,427
HSBC Holdings PLC, Sponsored ADR	35,670	1,295,891
IMI PLC	10,500	186,658
Inchcape PLC	13,322	107,662
*Indivior PLC	7,592	145,096
Informa PLC	20,440	176,497
*International Distributions Services PLC	30,860	94,591
Intertek Group PLC	4,530	210,147
Investec PLC	11,122	61,555
ITV PLC	156,856	121,549
*IWG PLC	17,735	28,407
J Sainsbury PLC	69,689	217,583
JD Sports Fashion PLC	127,003	196,492
Johnson Matthey PLC	8,458	153,334
*ΩJust Eat Takeaway.com NV	3,945	47,679
Kainos Group PLC	4,690	63,854
Kingfisher PLC	59,278	150,910
Lancashire Holdings, Ltd.	11,620	80,089
Legal & General Group PLC	127,920	328,143
Lloyds Banking Group PLC	736,052	356,728
Man Group PLC	60,775	161,875
*Marks & Spencer Group PLC	78,910	207,592
Melrose Industries PLC	23,545	133,424
*Mitchells & Butlers PLC	4,270	10,746
Mondi PLC	7,051	113,709
Moneysupermarket.com Group PLC	9,099	28,596
#National Grid PLC, Sponsored ADR	7,041	423,516
NatWest Group PLC	23,792	51,447
#NatWest Group PLC, ADR	32,996	144,853
Next PLC	2,705	225,958
*Ocado Group PLC	7,676	43,340
OSB Group PLC	10,046	36,546
Pagegroup PLC	27,229	124,102
#Pearson PLC, Sponsored ADR	17,552	202,550
Pennon Group PLC	9,204	81,139
Persimmon PLC	10,906	134,456
Pets at Home Group PLC	15,510	52,848
Phoenix Group Holdings PLC	27,490	151,377
*Playtech PLC	6,663	31,742
Prudential PLC	24,110	250,959
QinetiQ Group PLC	15,070	60,529
Reckitt Benckiser Group PLC	7,992	533,576
Redrow PLC	11,540	68,139
#RELX PLC, Sponsored ADR	46,589	1,623,627
Renishaw PLC	880	32,932
Rentokil Initial PLC, ADR	3,249	83,142
Rightmove PLC	47,810	274,410
Rio Tinto PLC	10,136	646,338
*Rolls-Royce Holdings PLC	117,740	307,744
Rotork PLC	24,031	85,381
RS GROUP PLC	13,050	107,238
Sage Group PLC (The)	28,875	340,081
Schroders PLC	26,965	120,837
Severn Trent PLC	10,798	348,010
Smith & Nephew PLC	10,420	116,427
Smiths Group PLC	11,460	224,375
Softcat PLC	7,475	114,742

49

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UNITED KINGDOM — (Continued)
Spectris PLC	3,345	$125,828
Spirax-Sarco Engineering PLC	1,184	117,696
SSE PLC	6,051	119,904
*SSP Group PLC	14,005	30,590
St. James’s Place PLC	28,265	219,370
Standard Chartered PLC	35,229	269,315
Taylor Wimpey PLC	139,656	187,767
TBC Bank Group PLC	325	10,589
Tesco PLC	167,935	549,594
Travis Perkins PLC	8,515	76,419
Unilever PLC, Sponsored ADR	40,785	1,931,170
United Utilities Group PLC	23,293	300,455
Virgin Money UK PLC	44,839	81,043
Vistry Group PLC	14,005	120,150
*ΩWatches of Switzerland Group PLC	6,595	40,093
Weir Group PLC (The)	4,509	93,397
WH Smith PLC	4,770	67,142
Whitbread PLC	3,185	128,621
*Wise PLC, Class A	10,431	84,248
#WPP PLC, Sponsored ADR	3,144	135,286

TOTAL UNITED KINGDOM		29,990,013

TOTAL COMMON STOCKS		227,604,137

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke AG	1,203	101,917
ΩDr. Ing. h.c. F. Porsche AG	2,369	206,684
Draegerwerk AG & Co. KGaA	331	16,636
FUCHS PETROLUB SE	4,030	163,233
Henkel AG & Co. KGaA	3,166	227,828
Jungheinrich AG	2,607	69,827
Porsche Automobil Holding SE	1,980	88,214
Sartorius AG	470	117,342
Sixt SE	631	36,217
Volkswagen AG	3,437	362,675

TOTAL GERMANY		1,390,573

TOTAL PREFERRED STOCKS		1,390,573

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*<»Strabag SE	12	—

TOTAL AUSTRIA		—

CANADA — (0.0%)
*»Constellation Software, Inc. 03/31/2040	270	—

TOTAL CANADA		—

SPAIN — (0.0%)
*»Ferrovial SE Scrip 11/10/2023	2,259	1,021

TOTAL SPAIN		1,021

50

DIMENSIONAL INTERNATIONAL SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UNITED STATES — (0.0%)
*<»Imara, Inc.	12	$1

TOTAL UNITED STATES		1

TOTAL RIGHTS/WARRANTS		1,022

TOTAL INVESTMENT SECURITIES — (96.3%) (Cost $232,936,169)		228,995,732

SECURITIES LENDING COLLATERAL — (3.7%)
@§The DFA Short Term Investment Fund	755,617	8,740,224

TOTAL INVESTMENTS — (100.0%) (Cost $241,676,393)		$237,735,956

#	Total or Partial Securities on Loan
*	Non-Income Producing Securities
»	Securities that have generally been fair value factored
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

51

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value
COMMON STOCKS — (98.7%)
BRAZIL — (4.2%)
*AES Brasil Energia SA	12,000	$23,962
Allied Tecnologia SA	200	226
Allos SA	19,039	86,455
Alupar Investimento SA	10,180	56,522
Ambev SA, Sponsored ADR	42,642	107,884
Ambipar Participacoes e Empreendimentos S/A	600	1,624
Arezzo Industria e Comercio SA	1,509	17,472
Atacadao SA	17,700	31,483
Auren Energia SA	19,800	52,690
B3 SA - Brasil Bolsa Balcao	102,700	226,050
Banco Bradesco SA	35,500	86,515
Banco BTG Pactual SA	22,419	131,589
Banco do Brasil SA	25,061	240,274
Banco Santander Brasil SA	6,900	36,833
BB Seguridade Participacoes SA	18,675	113,909
Bemobi Mobile Tech SA	1,200	2,867
Blau Farmaceutica SA	1,400	4,220
*C&A MODAS SA	500	512
Caixa Seguridade Participacoes S/A	20,200	43,340
Camil Alimentos SA	3,700	5,055
CCR SA	47,600	113,077
Centrais Eletricas Brasileiras SA	16,550	114,337
Cia Brasileira de Aluminio	6,800	5,124
*Cia Brasileira de Distribuicao	10,000	7,178
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,300	61,345
Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	1,600	18,464
Cia de Saneamento de Minas Gerais Copasa MG	6,800	21,494
Cia de Saneamento do Parana	300	254
Cia de Saneamento do Parana	11,500	49,598
Cia Energetica de Minas Gerais	6,000	18,322
Cia Paranaense de Energia	20,717	32,289
Cia Siderurgica Nacional SA	18,000	41,975
Cielo SA	76,700	53,536
*Cogna Educacao SA	195,289	92,939
*Construtora Tenda S/A	1,651	3,713
Cosan SA	15,100	47,159
CPFL Energia SA	5,000	33,155
Cruzeiro do Sul Educacional SA	400	299
Cury Construtora e Incorporadora SA	6,800	19,875
Cyrela Brazil Realty SA Empreendimentos e Participacoes	31,200	111,300
Dexco SA	19,740	26,853
Diagnosticos da America SA	7,371	14,163
Dimed SA Distribuidora da Medicamentos	1,300	2,725
Direcional Engenharia SA	4,019	13,835
EcoRodovias Infraestrutura e Logistica SA	13,800	19,210
*Embraer SA	5,800	20,230
*Embraer SA, Sponsored ADR	9,874	137,644
Empreendimentos Pague Menos SA	2,525	1,502
Energisa S/A	15,700	145,108
Equatorial Energia SA	39,802	249,404
Eternit SA	800	1,174
Even Construtora e Incorporadora S/A	600	756
Ez Tec Empreendimentos e Participacoes S/A	8,600	24,506

1

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Fleury SA	8,950	$26,603
Fras-Le SA	500	1,483
Gerdau SA, Sponsored ADR	25,350	110,019
ΩGPS Participacoes e Empreendimentos SA	8,603	27,397
*Grupo Casas Bahia SA	86,876	7,752
GRUPO DE MODA SOMA SA	44,100	46,260
*Grupo Mateus SA	22,700	26,198
Grupo SBF SA	9,100	12,631
*Guararapes Confeccoes SA	500	469
*ΩHapvida Participacoes e Investimentos S/A	316,030	231,241
*Hidrovias do Brasil SA	9,400	7,363
Hypera SA	15,163	91,074
*Infracommerce CXAAS SA	10,900	2,615
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,800	6,835
*International Meal Co. Alimentacao SA	400	126
Iochpe Maxion SA	7,100	15,881
Irani Papel e Embalagem SA	7,800	16,704
*IRB-Brasil Resseguros SA	9,447	76,221
Itau Unibanco Holding SA	2,700	12,164
JHSF Participacoes SA	23,800	20,246
JSL SA	100	167
Kepler Weber SA	9,000	18,882
Klabin SA	72,619	308,159
Lavvi Empreendimentos Imobiliarios SA	400	536
Localiza Rent a Car SA	11,638	117,395
ΩLocaweb Servicos de Internet SA	19,090	20,593
LOG Commercial Properties e Participacoes SA	1,000	4,109
*Log-in Logistica Intermodal SA	300	2,430
*Lojas Quero-Quero SA	12,100	9,334
Lojas Renner SA	25,900	62,965
M Dias Branco SA	200	1,292
*Magazine Luiza SA	62,000	16,351
Mahle Metal Leve SA	200	1,445
Marcopolo SA	400	325
*ΩMeliuz SA	3,800	5,380
Mills Estruturas e Servicos de Engenharia SA	8,500	17,512
*Moura Dubeux Engenharia S/A	400	812
Movida Participacoes SA	13,600	23,597
*MRV Engenharia e Participacoes SA	47,393	77,532
Multiplan Empreendimentos Imobiliarios SA	2,854	14,001
*Natura & Co. Holding SA	55,700	140,824
Neoenergia SA	13,084	45,455
Odontoprev SA	22,800	47,200
*Omega Energia SA	14,300	21,551
Pet Center Comercio e Participacoes SA	13,500	9,530
*Plano & Plano Desenvolvimento Imobiliario SA	1,400	2,562
Porto Seguro SA	20,200	100,980
Portobello SA	1,900	1,756
Positivo Tecnologia SA	5,100	6,341
Qualicorp Consultoria e Corretora de Seguros SA	1,700	968
Raia Drogasil SA	50,299	257,330
ΩRede D’Or Sao Luiz SA	7,500	32,154
Romi SA	990	2,252
Rumo SA	7,800	34,507
Santos Brasil Participacoes SA	17,100	25,092
Sendas Distribuidora S/A	9,400	20,392
#Sendas Distribuidora S/A, ADR	6,712	72,624
SIMPAR SA	18,600	25,523

2

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
BRAZIL — (Continued)
Sinqia SA	200	$1,089
Smartfit Escola de Ginastica e Danca SA	800	3,073
Suzano SA	33,606	343,657
Tegma Gestao Logistica SA	4,500	21,835
Telefonica Brasil SA, ADR	8,900	79,299
TIM SA	56,500	169,960
TOTVS SA	7,200	36,135
Transmissora Alianca de Energia Eletrica S/A	11,300	75,714
Tres Tentos Agroindustrial S/A	3,600	7,874
Tupy SA	2,300	11,124
Ultrapar Participacoes SA	50,141	203,328
Unipar Carbocloro SA	1,026	13,582
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	5,000	15,685
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	28,052	43,555
Vibra Energia SA	60,330	236,750
Vivara Participacoes SA	4,100	20,732
Vulcabras Azaleia SA	5,600	19,888
WEG SA	21,600	141,387
Wilson Sons SA	10,666	28,489
Wiz Co.	600	602
YDUQS Participacoes SA	13,500	47,463
*Zamp SA	7,400	9,318

TOTAL BRAZIL		6,591,704

CHILE — (0.6%)
Aguas Andinas SA, Class A	128,408	37,325
Banco de Chile	213,390	21,852
Banco de Chile, Sponsored ADR	5,614	114,975
Banco de Credito e Inversiones SA	4,056	96,675
Banco Santander Chile	1,040,253	45,206
Banco Santander Chile, Sponsored ADR	2,547	44,318
Besalco SA	968	420
CAP SA	1,528	8,325
Cencosud SA	55,422	89,500
Cencosud Shopping SA	6,354	9,192
Cia Cervecerias Unidas SA	4,511	25,562
Cia Cervecerias Unidas SA, Sponsored ADR	176	1,980
Clinica Las Condes SA	12	237
Embotelladora Andina SA, Sponsored ADR	104	1,271
Empresa Nacional de Telecomunicaciones SA	6,772	22,742
Empresas CMPC SA	72,900	129,903
Empresas Copec SA	11,395	75,192
*Enel Americas SA	185,026	18,958
Enel Chile SA	748,589	44,187
*Falabella SA	13,306	27,008
Forus SA	504	758
Grupo Security SA	82,114	18,649
Inversiones Aguas Metropolitanas SA	13,892	9,922
Inversiones La Construccion SA	120	695
Masisa SA	12,296	247
Multiexport Foods SA	1,116	239
Parque Arauco SA	24,016	32,712
*Plaza SA	632	762
Ripley Corp. SA	2,588	435
Salfacorp SA	1,917	763
Sigdo Koppers SA	1,184	1,554
SMU SA	110,463	19,068
Sociedad Matriz SAAM SA	9,984	1,101
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	1,131	54,740

3

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHILE — (Continued)
Socovesa SA	3,168	$325
SONDA SA	22,425	9,051
Vina Concha y Toro SA	10,343	11,475

TOTAL CHILE		977,324

CHINA — (27.6%)
360 Security Technology, Inc., Class A	8,300	10,152
37 Interactive Entertainment Network Technology Group Co., Ltd., Class A	15,800	44,546
Ω3SBio, Inc.	70,500	62,710
*5I5J Holding Group Co., Ltd., Class A	4,000	1,313
AAC Technologies Holdings, Inc.	35,500	63,881
Accelink Technologies Co., Ltd., Class A	600	2,195
ADAMA, Ltd., Class A	400	404
Addsino Co., Ltd., Class A	6,300	7,285
Advanced Technology & Materials Co., Ltd., Class A	1,200	1,548
AECC Aero-Engine Control Co., Ltd., Class A	2,000	5,652
AECC Aviation Power Co., Ltd., Class A	800	3,852
Aerospace Hi-Tech Holdings Group, Ltd., Class A	1,200	1,582
*Agile Group Holdings, Ltd.	46,000	4,409
Agricultural Bank of China, Ltd., Class H	819,000	302,496
Aier Eye Hospital Group Co., Ltd., Class A	17,960	44,790
Aisino Corp., Class A	1,800	2,719
ΩAK Medical Holdings, Ltd.	8,000	7,770
*Alibaba Group Holding, Ltd.	278,100	2,845,117
*Alibaba Group Holding, Ltd., Sponsored ADR	1,376	113,575
*Alibaba Health Information Technology, Ltd.	116,000	68,343
#*Alibaba Pictures Group, Ltd.	1,640,000	104,798
*ΩA-Living Smart City Services Co., Ltd.	18,000	8,489
All Winner Technology Co., Ltd., Class A	1,300	4,428
Allmed Medical Products Co., Ltd., Class A	1,400	1,941
*Alpha Group, Class A	300	298
Amoy Diagnostics Co., Ltd., Class A	400	1,183
Angel Yeast Co., Ltd., Class A	5,000	23,828
Anhui Anke Biotechnology Group Co., Ltd., Class A	4,400	6,305
Anhui Construction Engineering Group Co., Ltd., Class A	7,600	4,989
Anhui Expressway Co., Ltd., Class H	12,000	11,548
Anhui Guangxin Agrochemical Co., Ltd., Class A	4,260	9,655
Anhui Gujing Distillery Co., Ltd., Class A	300	11,401
Anhui Honglu Steel Construction Group Co., Ltd., Class A	5,200	17,784
Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	10,500	8,953
*Anhui Jianghuai Automobile Group Corp., Ltd., Class A	300	740
Anhui Jiangnan Chemical Industry Co., Ltd., Class A	8,900	5,794
Anhui Jinhe Industrial Co., Ltd., Class A	1,000	2,966
Anhui Kouzi Distillery Co., Ltd., Class A	900	6,151
*Anhui Tatfook Technology Co., Ltd., Class A	500	766
Anhui Transport Consulting & Design Institute Co., Ltd., Class A	120	142
Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	4,200	4,165
Anhui Yingjia Distillery Co., Ltd., Class A	600	6,268
Anhui Zhongding Sealing Parts Co., Ltd., Class A	1,400	2,458
Anker Innovations Technology Co., Ltd., Class A	300	3,823
ANTA Sports Products, Ltd.	32,400	365,839
*Anton Oilfield Services Group	12,000	744
*Aoshikang Technology Co., Ltd., Class A	300	1,281
*Aotecar New Energy Technology Co., Ltd., Class A	18,900	6,873
Apeloa Pharmaceutical Co., Ltd., Class A	2,500	5,867
*Asia - Potash International Investment Guangzhou Co., Ltd., Class A	2,400	9,319
#ΩAsiaInfo Technologies, Ltd.	8,400	8,696
Asymchem Laboratories Tianjin Co., Ltd., Class A	1,200	24,672
Autobio Diagnostics Co., Ltd., Class A	2,300	13,925

4

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Avary Holding Shenzhen Co., Ltd., Class A	6,400	$18,672
AviChina Industry & Technology Co., Ltd., Class H	142,000	64,244
AVICOPTER PLC, Class A	1,100	5,687
Bafang Electric Suzhou Co., Ltd., Class A	280	1,820
ΩBAIC Motor Corp., Ltd., Class H	98,500	28,702
*Baidu, Inc., Class SW	32,750	429,853
*Baidu, Inc., Sponsored ADR	162	17,010
Bank of Beijing Co., Ltd., Class A	36,700	22,794
Bank of Changsha Co., Ltd., Class A	1,000	1,001
Bank of Chengdu Co., Ltd., Class A	12,500	21,043
Bank of China, Ltd., Class H	1,816,000	635,923
Bank of Chongqing Co., Ltd., Class H	41,000	21,169
Bank of Communications Co., Ltd., Class H	310,000	183,434
*Bank of Gansu Co., Ltd., Class H	7,000	389
Bank of Guiyang Co., Ltd., Class A	11,000	7,806
Bank of Hangzhou Co., Ltd., Class A	600	874
Bank of Jiangsu Co., Ltd., Class A	30,600	28,758
Bank of Nanjing Co., Ltd., Class A	17,400	18,580
Bank of Ningbo Co., Ltd., Class A	15,900	54,118
Bank of Shanghai Co., Ltd., Class A	1,200	992
Bank of Suzhou Co., Ltd., Class A	18,500	15,824
*Bank of Tianjin Co., Ltd., Class H	1,500	345
#*ΩBank of Zhengzhou Co., Ltd., Class H	13,200	1,468
*Baosheng Science and Technology Innovation Co., Ltd., Class A	3,300	2,292
*Baozun, Inc., Class A	500	489
Befar Group Co., Ltd., Class A	3,700	2,278
Beibuwan Port Co., Ltd., Class A	500	503
*BeiGene, Ltd.	7,800	112,944
#*BeiGene, Ltd., Sponsored ADR	30	5,588
*Beijing Bei Mo Gao Ke Friction Material Co., Ltd., Class A	300	1,412
Beijing Capital Development Co., Ltd., Class A	23,700	12,008
Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	19,400	7,293
Beijing Certificate Authority Co., Ltd., Class A	400	1,478
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	500	921
Beijing Easpring Material Technology Co., Ltd., Class A	400	2,400
*Beijing E-Hualu Information Technology Co., Ltd., Class A	400	1,580
Beijing Energy International Holding Co., Ltd.	32,000	826
Beijing Enlight Media Co., Ltd., Class A	3,400	3,626
Beijing Enterprises Holdings, Ltd.	24,500	81,566
Beijing Enterprises Urban Resources Group, Ltd.	4,000	261
Beijing Enterprises Water Group, Ltd.	258,000	54,405
*Beijing Haixin Energy Technology Co., Ltd., Class A	700	334
*Beijing Hezong Science & Technology Co., Ltd., Class A	600	335
*Beijing Jetsen Technology Co., Ltd., Class A	15,000	9,929
*Beijing Leike Defense Technology Co., Ltd., Class A	500	395
*Beijing North Star Co., Ltd., Class H	4,000	404
*Beijing Orient Landscape & Environment Co., Ltd., Class A	1,200	368
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	8,200	11,626
*Beijing Philisense Technology Co., Ltd., Class A	400	243
Beijing Sanlian Hope Shin-Gosen Technical Service Co., Ltd., Class A	100	214
*Beijing Shiji Information Technology Co., Ltd., Class A	520	745
*Beijing Sinnet Technology Co., Ltd., Class A	4,800	6,636
Beijing SL Pharmaceutical Co., Ltd., Class A	2,000	3,187
Beijing SPC Environment Protection Tech Co., Ltd., Class A	3,100	2,187
Beijing Strong Biotechnologies, Inc., Class A	1,100	2,769
*Beijing Thunisoft Corp., Ltd., Class A	2,100	2,420
Beijing Tiantan Biological Products Corp., Ltd., Class A	1,300	5,108
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	33,000	49,597

5

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Beijing Tongrentang Co., Ltd., Class A	1,700	$11,890
Beijing Ultrapower Software Co., Ltd., Class A	32,900	37,999
Beijing United Information Technology Co., Ltd., Class A	5,565	28,515
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A	1,040	6,213
*Beijing Watertek Information Technology Co., Ltd., Class A	700	342
Beijing Yanjing Brewery Co., Ltd., Class A	6,600	9,358
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd., Class A	200	1,501
Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	3,200	4,524
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	15,100	10,283
Bethel Automotive Safety Systems Co., Ltd., Class A	900	9,286
Betta Pharmaceuticals Co., Ltd., Class A	300	2,488
BGI Genomics Co., Ltd., Class A	900	6,032
Biem.L.Fdlkk Garment Co., Ltd., Class A	3,200	14,671
*Bilibili, Inc., Class Z	1,720	23,279
Binhai Investment Co., Ltd.	2,000	412
Black Peony Group Co., Ltd., Class A	3,700	2,933
Blue Sail Medical Co., Ltd., Class A	3,300	3,142
*Bluefocus Intelligent Communications Group Co., Ltd., Class A	14,100	13,654
ΩBOC Aviation, Ltd.	13,700	84,218
BOC International China Co., Ltd., Class A	6,500	9,650
*Bohai Leasing Co., Ltd., Class A	20,200	6,576
Bosideng International Holdings, Ltd.	248,000	97,937
Bright Dairy & Food Co., Ltd., Class A	2,400	3,086
Brilliance China Automotive Holdings, Ltd.	172,000	78,915
B-Soft Co., Ltd., Class A	2,800	2,746
BYD Co., Ltd.	11,500	348,912
BYD Electronic International Co., Ltd.	41,000	170,820
By-health Co., Ltd., Class A	5,500	13,724
C&D International Investment Group, Ltd.	65,265	146,468
Caitong Securities Co., Ltd., Class A	400	433
Camel Group Co., Ltd., Class A	8,500	9,528
Cangzhou Mingzhu Plastic Co., Ltd., Class A	11,600	6,572
Canmax Technologies Co., Ltd., Class A	5,900	21,850
Canny Elevator Co., Ltd., Class A	200	213
#*ΩCanSino Biologics, Inc., Class H	1,600	5,061
Castech, Inc., Class A	500	1,746
CECEP Solar Energy Co., Ltd., Class A	16,300	12,743
CECEP Wind-Power Corp., Class A	37,360	16,131
Central China Securities Co., Ltd., Class H	5,000	735
CETC Cyberspace Security Technology Co., Ltd., Class A	700	2,101
CETC Digital Technology Co., Ltd., Class A	600	1,888
Cetc Potevio Science Technology Co., Ltd., Class A	200	627
*CGN Mining Co., Ltd.	125,000	20,448
CGN Nuclear Technology Development Co., Ltd., Class A	7,000	6,922
ΩCGN Power Co., Ltd., Class H	211,000	50,697
Changchun Faway Automobile Components Co., Ltd., Class A	200	251
Changchun High & New Technology Industry Group, Inc., Class A	1,600	33,913
Changjiang Securities Co., Ltd., Class A	500	387
Chaowei Power Holdings, Ltd.	2,000	332
Chaozhou Three-Circle Group Co., Ltd., Class A	2,900	12,189
Cheng De Lolo Co., Ltd., Class A	18,200	20,897
*Chengdu CORPRO Technology Co., Ltd., Class A	500	1,414
Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	500	923
Chengdu Galaxy Magnets Co., Ltd., Class A	200	477
Chengdu Hongqi Chain Co., Ltd., Class A	7,000	4,919
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	500	1,209
Chengdu Leejun Industrial Co., Ltd., Class A	1,000	952
Chengdu Wintrue Holding Co., Ltd., Class A	4,400	5,004

6

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Chengdu Xingrong Environment Co., Ltd., Class A	18,100	$14,175
*Chengtun Mining Group Co., Ltd., Class A	10,800	6,693
Chenguang Biotech Group Co., Ltd., Class A	600	1,105
Chengxin Lithium Group Co., Ltd., Class A	2,700	8,638
Chengzhi Co., Ltd., Class A	21,500	24,510
*Chifeng Jilong Gold Mining Co., Ltd., Class A	7,500	15,108
China Aircraft Leasing Group Holdings, Ltd.	1,500	684
China Automotive Engineering Research Institute Co., Ltd., Class A	2,100	5,309
China Baoan Group Co., Ltd., Class A	2,000	2,814
*ΩChina Bohai Bank Co., Ltd., Class H	56,500	8,304
China CAMC Engineering Co., Ltd., Class A	6,900	8,261
China CITIC Bank Corp., Ltd., Class H	335,000	149,420
China Communications Services Corp., Ltd., Class H	136,000	55,620
China Conch Venture Holdings, Ltd.	54,500	45,065
China Construction Bank Corp., Class H	1,499,000	850,594
China CSSC Holdings, Ltd., Class A	2,400	8,460
#China Datang Corp. Renewable Power Co., Ltd., Class H	122,000	27,598
China Design Group Co., Ltd., Class A	4,900	5,112
ΩChina East Education Holdings, Ltd.	16,000	6,135
China Electronics Huada Technology Co., Ltd.	4,000	649
China Electronics Optics Valley Union Holding Co., Ltd.	12,000	537
#China Energy Engineering Corp., Ltd., Class H	4,000	435
China Everbright Bank Co., Ltd., Class H	126,000	35,910
ΩChina Everbright Greentech, Ltd.	1,000	101
ΩChina Feihe, Ltd.	183,000	113,664
*China Film Co., Ltd., Class A	1,700	2,769
China Foods, Ltd.	34,000	11,776
China Galaxy Securities Co., Ltd., Class H	187,000	95,596
China Gas Holdings, Ltd.	125,400	112,665
China Glass Holdings, Ltd.	2,000	192
China Gold International Resources Corp., Ltd.	26,300	112,264
*China Grand Automotive Services Group Co., Ltd., Class A	5,700	1,491
China Great Wall Securities Co., Ltd., Class A	400	455
China Greatwall Technology Group Co., Ltd., Class A	1,600	2,393
*China Green Agriculture, Inc.	100	210
China Green Electricity Investment of Tianjin Co., Ltd., Class A	3,200	4,781
China Harmony Auto Holding, Ltd.	4,500	391
China Harzone Industry Corp., Ltd., Class A	2,100	2,162
*China High Speed Railway Technology Co., Ltd., Class A	1,000	321
ΩChina International Capital Corp., Ltd., Class H	40,400	64,333
China International Marine Containers Group Co., Ltd., Class H	35,000	18,429
China Isotope & Radiation Corp.	400	643
China Jinmao Holdings Group, Ltd.	558,000	68,461
China Jushi Co., Ltd., Class A	28,600	45,069
China Lesso Group Holdings, Ltd.	69,000	37,037
China Life Insurance Co., Ltd., Class H	97,000	131,406
China Lilang, Ltd.	2,000	966
*ΩChina Literature, Ltd.	21,400	72,066
China Medical System Holdings, Ltd.	135,000	215,666
China Meheco Co., Ltd., Class A	9,600	15,612
#China Meidong Auto Holdings, Ltd.	64,000	34,271
China Mengniu Dairy Co., Ltd.	91,000	297,146
China Merchants Bank Co., Ltd., Class H	111,500	424,648
China Merchants Energy Shipping Co., Ltd., Class A	3,400	2,978
China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A	1,600	2,033
China Merchants Land, Ltd.	8,000	322
China Merchants Port Holdings Co., Ltd.	56,508	71,857
China Merchants Property Operation & Service Co., Ltd., Class A	4,000	7,279

7

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
ΩChina Merchants Securities Co., Ltd., Class H	2,200	$1,819
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	11,900	17,894
China Minsheng Banking Corp., Ltd., Class H	248,500	82,573
China National Accord Medicines Corp., Ltd., Class A	4,030	15,808
China National Chemical Engineering Co., Ltd., Class A	15,500	14,778
China National Medicines Corp., Ltd., Class A	1,900	7,448
China National Nuclear Power Co., Ltd., Class A	46,100	46,589
China National Software & Service Co., Ltd., Class A	400	1,871
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	1,600	994
China Nonferrous Mining Corp., Ltd.	112,000	67,991
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	7,000	19,926
China Oilfield Services, Ltd., Class H	120,000	141,707
China Overseas Grand Oceans Group, Ltd.	227,000	77,459
China Overseas Land & Investment, Ltd.	87,000	164,336
China Pacific Insurance Group Co., Ltd., Class H	121,800	300,118
China Railway Group, Ltd., Class H	156,000	73,568
China Railway Hi-tech Industry Co., Ltd., Class A	1,700	1,862
ΩChina Railway Signal & Communication Corp., Ltd., Class H	79,000	24,736
China Railway Tielong Container Logistics Co., Ltd., Class A	100	83
China Rare Earth Resources And Technology Co., Ltd., Class A	1,100	4,490
*»ΩChina Renaissance Holdings, Ltd.	1,000	349
China Resources Beer Holdings Co., Ltd.	24,000	126,984
China Resources Boya Bio-pharmaceutical Group Co., Ltd., Class A	1,000	4,175
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	200	467
China Resources Gas Group, Ltd.	79,400	234,914
China Resources Land, Ltd.	114,000	426,884
China Resources Medical Holdings Co., Ltd.	16,500	9,721
ΩChina Resources Pharmaceutical Group, Ltd.	80,500	50,000
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	500	2,938
China Risun Group, Ltd.	98,000	40,079
#*China Ruyi Holdings, Ltd.	408,000	93,858
#China South City Holdings, Ltd.	362,000	19,200
China Southern Power Grid Energy Efficiency&Clean Energy Co., Ltd., Class A	3,600	2,667
China State Construction Engineering Corp., Ltd., Class A	78,300	55,243
China State Construction International Holdings, Ltd.	120,000	128,518
China Suntien Green Energy Corp., Ltd., Class H	122,000	42,410
China Taiping Insurance Holdings Co., Ltd.	121,000	111,650
China Testing & Certification International Group Co., Ltd., Class A	3,740	4,997
*China Tianying, Inc., Class A	10,400	8,372
China Tourism Group Duty Free Corp., Ltd., Class A	1,000	12,885
ΩChina Tower Corp., Ltd., Class H	1,438,000	134,159
China Traditional Chinese Medicine Holdings Co., Ltd.	128,000	62,981
*China TransInfo Technology Co., Ltd., Class A	15,800	24,812
China Travel International Investment Hong Kong, Ltd.	50,000	8,882
China Tungsten And Hightech Materials Co., Ltd., Class A	1,250	1,517
China Vanke Co., Ltd., Class H	80,100	74,934
China West Construction Group Co., Ltd., Class A	3,700	3,397
China World Trade Center Co., Ltd., Class A	500	1,350
China Yangtze Power Co., Ltd., Class A	42,200	129,726
China Yongda Automobiles Services Holdings, Ltd.	68,500	26,263
China Zhenhua Group Science & Technology Co., Ltd., Class A	500	4,557
China Zheshang Bank Co., Ltd., Class H	111,700	27,694
China-Singapore Suzhou Industrial Park Development Group Co., Ltd., Class A	1,200	1,337
Chinasoft International, Ltd.	166,000	120,290
#*Chindata Group Holdings, Ltd., ADR	5,214	46,300
Chongqing Brewery Co., Ltd., Class A	1,500	16,038
Chongqing Department Store Co., Ltd., Class A	1,100	4,045
Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	5,420	9,021

8

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Chongqing Fuling Zhacai Group Co., Ltd., Class A	4,680	$9,848
Chongqing Gas Group Corp., Ltd., Class A	2,600	2,376
Chongqing Machinery & Electric Co., Ltd., Class H	4,000	281
Chongqing Rural Commercial Bank Co., Ltd., Class H	147,000	55,609
Chongqing Zhifei Biological Products Co., Ltd., Class A	6,200	52,905
Chongqing Zongshen Power Machinery Co., Ltd., Class A	200	174
Chongyi Zhangyuan Tungsten Industry Co., Ltd., Class A	4,660	3,554
Chow Tai Seng Jewellery Co., Ltd., Class A	1,400	2,814
CIFI Ever Sunshine Services Group, Ltd.	54,000	8,903
CIMC Enric Holdings, Ltd.	36,000	30,550
ΩCIMC Vehicles Group Co., Ltd., Class H	500	362
CITIC Securities Co., Ltd., Class H	55,500	107,956
*Citychamp Watch & Jewellery Group, Ltd.	6,000	943
*CMGE Technology Group, Ltd.	118,000	19,756
CMOC Group, Ltd., Class H	351,000	209,041
CMST Development Co., Ltd., Class A	15,700	10,927
CNGR Advanced Material Co., Ltd., Class A	300	2,223
CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	10,400	6,743
CNOOC Energy Technology & Services, Ltd., Class A	12,500	5,176
CNSIG Inner Mongolia Chemical Industry Co., Ltd., Class A	2,190	2,383
COFCO Biotechnology Co., Ltd., Class A	11,500	10,682
COFCO Sugar Holding Co., Ltd., Class A	700	817
Comba Telecom Systems Holdings, Ltd.	64,000	7,280
Concord New Energy Group, Ltd.	600,000	49,076
Contemporary Amperex Technology Co., Ltd., Class A	6,860	173,414
COSCO SHIPPING Holdings Co., Ltd., Class H	45,500	46,229
*Cosmopolitan International Holdings, Ltd.	18,600	8,320
CPMC Holdings, Ltd.	46,000	35,273
CQ Pharmaceutical Holding Co., Ltd., Class A	19,000	13,301
*Crazy Sports Group, Ltd.	26,000	359
CRRC Corp., Ltd., Class H	89,000	37,081
ΩCSC Financial Co., Ltd., Class H	43,500	39,138
CSG Holding Co., Ltd., Class A	7,900	5,821
*CSG Smart Science&Technology Co., Ltd., Class A	100	96
CSSC Science & Technology Co., Ltd., Class A	400	962
CTS International Logistics Corp., Ltd., Class A	18,700	18,440
Daan Gene Co., Ltd., Class A	3,000	3,980
Dalian Huarui Heavy Industry Group Co., Ltd., Class A	16,500	10,270
Daqin Railway Co., Ltd., Class A	3,200	3,142
Dashang Co., Ltd., Class A	300	700
DaShenLin Pharmaceutical Group Co., Ltd., Class A	9,300	30,147
Dazzle Fashion Co., Ltd., Class A	100	192
DBG Technology Co., Ltd., Class A	200	829
DeHua TB New Decoration Materials Co., Ltd., Class A	21,300	27,589
*Deppon Logistics Co., Ltd., Class A	1,000	2,036
DHC Software Co., Ltd., Class A	23,500	20,165
Dian Diagnostics Group Co., Ltd., Class A	2,800	8,771
#*Differ Group Auto, Ltd.	346,000	2,255
Digital China Group Co., Ltd., Class A	1,200	5,078
Digital China Information Service Group Co., Ltd., Class A	2,000	3,323
Do-Fluoride New Materials Co., Ltd., Class A	4,200	9,153
Dong-E-E-Jiao Co., Ltd., Class A	400	2,528
Dongfang Electric Corp., Ltd., Class H	9,800	9,393
Dongfang Electronics Co., Ltd., Class A	3,000	3,089
Dongguan Aohai Technology Co., Ltd., Class A	600	3,131
Dongguan Development Holdings Co., Ltd., Class A	7,400	9,091
Dongxing Securities Co., Ltd., Class A	900	981
#Dongyue Group, Ltd.	51,000	40,607

9

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Dynagreen Environmental Protection Group Co., Ltd., Class H	2,000	$593
#*ΩEast Buy Holding, Ltd.	19,500	79,499
East Group Co., Ltd., Class A	3,400	2,968
East Money Information Co., Ltd., Class A	11,280	23,460
Ecovacs Robotics Co., Ltd., Class A	1,000	5,878
Edan Instruments, Inc., Class A	1,500	2,184
Edifier Technology Co., Ltd., Class A	2,100	4,659
EEKA Fashion Holdings, Ltd.	27,000	49,137
Electric Connector Technology Co., Ltd., Class A	500	2,829
ENN Energy Holdings, Ltd.	51,600	394,027
Eoptolink Technology Inc., Ltd., Class A	1,320	5,642
Era Co., Ltd., Class A	9,400	6,798
Essex Bio-technology, Ltd.	1,000	358
Eternal Asia Supply Chain Management, Ltd., Class A	18,500	11,036
Eve Energy Co., Ltd., Class A	800	5,058
ΩEverbright Securities Co., Ltd., Class H	1,000	679
*Fangda Carbon New Material Co., Ltd., Class A	800	643
*Fangda Special Steel Technology Co., Ltd., Class A	35,400	23,963
#*Fanhua, Inc., ADR	1,727	11,346
*FAW Jiefang Group Co., Ltd., Class A	2,600	3,265
FAWER Automotive Parts Co., Ltd., Class A	8,200	5,875
*Feitian Technologies Co., Ltd., Class A	100	147
Fibocom Wireless, Inc., Class A	840	2,374
*FIH Mobile, Ltd.	153,000	11,341
Financial Street Holdings Co., Ltd., Class A	800	449
First Capital Securities Co., Ltd., Class A	700	558
Focus Media Information Technology Co., Ltd., Class A	39,600	37,324
Foryou Corp., Class A	200	907
Foshan Haitian Flavouring & Food Co., Ltd., Class A	8,040	41,229
Foshan Nationstar Optoelectronics Co., Ltd., Class A	2,700	3,266
Founder Securities Co., Ltd., Class A	11,700	12,079
Foxconn Industrial Internet Co., Ltd., Class A	18,800	37,692
Fu Shou Yuan International Group, Ltd.	117,000	78,502
Fujian Boss Software Development Co., Ltd., Class A	720	1,395
Fujian Star-net Communication Co., Ltd., Class A	1,400	3,442
Fulongma Group Co., Ltd., Class A	100	135
*Gan & Lee Pharmaceuticals Co., Ltd., Class A	400	2,561
ΩGanfeng Lithium Group Co., Ltd., Class H	22,200	79,584
Gansu Shangfeng Cement Co., Ltd., Class A	9,100	10,820
Gaona Aero Material Co., Ltd., Class A	460	1,355
G-bits Network Technology Xiamen Co., Ltd., Class A	200	7,246
GCL Energy Technology Co., Ltd., Class A	6,200	9,813
*GCL New Energy Holdings, Ltd.	38,000	2,088
*GDS Holdings, Ltd., Class A	49,100	60,743
Geely Automobile Holdings, Ltd.	239,000	270,931
GEM Co., Ltd., Class A	17,800	14,207
Gemdale Corp., Class A	6,700	4,718
*Genimous Technology Co., Ltd., Class A	9,400	10,319
Getein Biotech, Inc., Class A	100	156
GF Securities Co., Ltd., Class H	23,200	30,184
Giant Network Group Co., Ltd., Class A	11,100	17,855
GigaDevice Semiconductor, Inc., Class A	2,000	29,147
Ginlong Technologies Co., Ltd., Class A	400	3,650
Glarun Technology Co., Ltd., Class A	5,900	11,475
GoerTek, Inc., Class A	5,300	13,015
GoldenHome Living Co., Ltd., Class A	400	1,424
Goldenmax International Group, Ltd., Class A	200	264
#*GOME Retail Holdings, Ltd.	2,838,000	13,057

10

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Goodbaby International Holdings, Ltd.	2,000	$101
GoodWe Technologies Co., Ltd., Class A	1,153	18,294
Grandblue Environment Co., Ltd., Class A	1,600	3,877
*Grandjoy Holdings Group Co., Ltd., Class A	3,400	1,611
Great Wall Motor Co., Ltd.	22,000	30,703
*Greatview Aseptic Packaging Co., Ltd.	93,000	23,652
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,300	19,872
*Gree Real Estate Co., Ltd., Class A	2,800	2,727
Greentown China Holdings, Ltd.	63,000	61,111
ΩGreentown Management Holdings Co., Ltd.	80,000	58,993
Greentown Service Group Co., Ltd.	152,000	59,249
GRG Banking Equipment Co., Ltd., Class A	12,891	20,472
GRG Metrology & Test Group Co., Ltd., Class A	200	383
Grinm Advanced Materials Co., Ltd., Class A	900	1,537
Guangdong Advertising Group Co., Ltd., Class A	12,400	8,529
Guangdong Aofei Data Technology Co., Ltd., Class A	2,959	3,563
*Guangdong Create Century Intelligent Equipment Group Corp., Ltd., Class A	2,200	2,241
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	4,800	3,014
Guangdong Dongpeng Holdings Co., Ltd., Class A	100	123
Guangdong Dowstone Technology Co., Ltd., Class A	13,600	21,154
Guangdong Great River Smarter Logistics Co., Ltd., Class A	200	600
Guangdong Haid Group Co., Ltd., Class A	3,600	22,084
Guangdong Hongda Holdings Group Co., Ltd., Class A	1,800	5,278
Guangdong Hybribio Biotech Co., Ltd., Class A	350	438
#Guangdong Investment, Ltd.	62,000	42,313
Guangdong Kinlong Hardware Products Co., Ltd., Class A	100	668
Guangdong Provincial Expressway Development Co., Ltd., Class A	15,500	17,058
Guangdong South New Media Co., Ltd., Class A	900	4,453
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	2,900	6,628
Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	1,300	3,254
*Guangshen Railway Co., Ltd., Class H	16,000	2,863
Guangxi Liugong Machinery Co., Ltd., Class A	11,900	10,406
Guangxi LiuYao Group Co., Ltd., Class A	400	1,131
Guangzhou Automobile Group Co., Ltd., Class H	60,000	28,065
*Guangzhou Baiyun International Airport Co., Ltd., Class A	1,600	2,308
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	8,000	21,266
Guangzhou Great Power Energy & Technology Co., Ltd., Class A	700	2,940
Guangzhou Haige Communications Group, Inc. Co., Class A	6,200	9,787
Guangzhou KDT Machinery Co., Ltd., Class A	700	1,720
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,000	25,293
Guangzhou Restaurant Group Co., Ltd., Class A	200	579
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	600	3,431
Guangzhou Tinci Materials Technology Co., Ltd., Class A	7,100	26,893
Guangzhou Wondfo Biotech Co., Ltd., Class A	400	1,434
Guangzhou Zhujiang Brewery Co., Ltd., Class A	400	464
Guilin Sanjin Pharmaceutical Co., Ltd., Class A	700	1,386
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	2,600	2,975
Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	7,200	4,786
*Guolian Securities Co., Ltd., Class H	1,500	650
Guomai Technologies, Inc., Class A	300	316
Guosen Securities Co., Ltd., Class A	900	1,178
ΩGuotai Junan Securities Co., Ltd., Class H	400	446
*H World Group, Ltd.	28,700	107,287
#Haier Smart Home Co., Ltd., Class H	76,000	217,570
Hainan Drinda New Energy Technology Co., Ltd., Class A	200	2,378
Hainan Haide Capital Management Co., Ltd., Class A	200	327
Hainan Poly Pharm Co., Ltd., Class A	100	431
Haitian International Holdings, Ltd.	27,000	64,320

11

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Haitong Securities Co., Ltd., Class H	175,600	$100,765
Hand Enterprise Solutions Co., Ltd., Class A	200	227
Hang Zhou Great Star Industrial Co., Ltd., Class A	4,100	11,062
Hangcha Group Co., Ltd., Class A	2,400	7,191
Hangjin Technology Co., Ltd., Class A	900	4,466
Hangxiao Steel Structure Co., Ltd., Class A	6,300	2,960
Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	14,700	16,778
Hangzhou Chang Chuan Technology Co., Ltd., Class A	600	3,336
Hangzhou Lion Electronics Co., Ltd., Class A	900	3,940
Hangzhou Onechance Tech Corp., Class A	300	970
Hangzhou Oxygen Plant Group Co., Ltd., Class A	2,100	9,445
Hangzhou Robam Appliances Co., Ltd., Class A	1,700	5,349
Hangzhou Silan Microelectronics Co., Ltd., Class A	4,700	15,530
ΩHangzhou Tigermed Consulting Co., Ltd., Class H	4,700	26,399
Han’s Laser Technology Industry Group Co., Ltd., Class A	7,400	21,629
ΩHansoh Pharmaceutical Group Co., Ltd.	30,000	56,514
Haohua Chemical Science & Technology Co., Ltd., Class A	500	2,092
*ΩHarbin Bank Co., Ltd., Class H	9,000	273
Harbin Boshi Automation Co., Ltd., Class A	5,900	10,535
Harbin Electric Co., Ltd., Class H	2,000	575
*Harbin Pharmaceutical Group Co., Ltd., Class A	4,600	2,281
HBIS Resources Co., Ltd., Class A	3,100	6,916
Health & Happiness H&H International Holdings, Ltd.	21,500	24,290
*Healthcare Co., Ltd., Class A	300	414
Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	2,900	9,401
*Hebei Sinopack Electronic Technology Co., Ltd., Class A	200	2,649
Hefei Meiya Optoelectronic Technology, Inc., Class A	8,100	21,403
Hefei Urban Construction Development Co., Ltd., Class A	5,200	4,866
Henan Lingrui Pharmaceutical Co., Class A	2,200	4,740
Henan Pinggao Electric Co., Ltd., Class A	3,000	4,425
Henan Thinker Automatic Equipment Co., Ltd., Class A	1,200	2,563
*Henan Yicheng New Energy Co., Ltd., Class A	9,500	6,172
Henan Yuguang Gold & Lead Co., Ltd., Class A	300	252
*Hengli Petrochemical Co., Ltd., Class A	9,200	18,345
Hengtong Optic-Electric Co., Ltd., Class A	2,400	4,308
*Hengyi Petrochemical Co., Ltd., Class A	7,900	7,736
Hesteel Co., Ltd., Class A	3,800	1,159
Hisense Home Appliances Group Co., Ltd., Class H	28,000	76,937
Hithink RoyalFlush Information Network Co., Ltd., Class A	300	5,745
HLA Group Corp., Ltd., Class A	1,600	1,621
*Hongda Xingye Co., Ltd., Class A	400	75
#*ΩHope Education Group Co., Ltd.	174,000	10,229
*Hopson Development Holdings, Ltd.	49,092	28,735
Hoyuan Green Energy Co., Ltd., Class A	1,498	7,616
*ΩHua Hong Semiconductor, Ltd.	20,000	49,076
Huaan Securities Co., Ltd., Class A	2,300	1,513
Huadong Medicine Co., Ltd., Class A	2,300	13,464
Huafon Chemical Co., Ltd., Class A	11,200	11,060
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	7,800	5,577
*Huafu Fashion Co., Ltd., Class A	700	341
Huagong Tech Co., Ltd., Class A	500	1,917
Hualan Biological Engineering, Inc., Class A	5,000	15,983
Huapont Life Sciences Co., Ltd., Class A	9,700	6,421
ΩHuatai Securities Co., Ltd., Class H	30,000	39,261
Huaxi Securities Co., Ltd., Class A	700	756
Huaxia Bank Co., Ltd., Class A	1,200	915
Huayu Automotive Systems Co., Ltd., Class A	5,700	13,617
Hubei Biocause Pharmaceutical Co., Ltd., Class A	43,800	18,613

12

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Hubei Dinglong Co., Ltd., Class A	2,300	$7,518
Hubei Feilihua Quartz Glass Co., Ltd., Class A	1,200	6,474
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	2,300	8,486
Hubei Xingfa Chemicals Group Co., Ltd., Class A	9,000	24,087
Huizhou Desay Sv Automotive Co., Ltd., Class A	200	3,421
Humanwell Healthcare Group Co., Ltd., Class A	2,600	8,283
Hunan Aihua Group Co., Ltd., Class A	1,200	3,738
Hunan Er-Kang Pharmaceutical Co., Ltd., Class A	600	285
Hunan Gold Corp., Ltd., Class A	2,400	3,828
Hunan Valin Steel Co., Ltd., Class A	1,300	1,032
Hundsun Technologies, Inc., Class A	2,900	12,292
ΩHygeia Healthcare Holdings Co., Ltd.	14,400	86,957
*Hytera Communications Corp., Ltd., Class A	4,000	3,438
*HyUnion Holding Co., Ltd., Class A	3,400	3,149
*IAT Automobile Technology Co., Ltd., Class A	700	1,505
*ΩiDreamSky Technology Holdings, Ltd.	32,000	10,388
Iflytek Co., Ltd., Class A	900	5,585
IKD Co., Ltd., Class A	400	1,159
ΩIMAX China Holding, Inc.	400	369
Industrial & Commercial Bank of China, Ltd., Class H	1,355,000	651,126
Industrial Bank Co., Ltd., Class A	17,800	36,560
Industrial Securities Co., Ltd., Class A	8,200	6,969
Infore Environment Technology Group Co., Ltd., Class A	800	532
ΩIngdan, Inc.	3,000	479
Ingenic Semiconductor Co., Ltd., Class A	100	1,005
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	6,400	1,412
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	2,700	3,453
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	9,900	36,973
Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	1,300	1,206
*ΩInnoCare Pharma, Ltd.	14,000	11,057
*ΩInnovent Biologics, Inc.	23,000	135,362
Innuovo Technology Co., Ltd., Class A	400	331
Inspur Digital Enterprise Technology, Ltd.	38,000	9,907
Inspur Electronic Information Industry Co., Ltd., Class A	3,300	13,210
#Intron Technology Holdings, Ltd.	37,000	13,429
#*iQIYI, Inc., Sponsored ADR	21,382	99,640
IReader Technology Co., Ltd., Class A	100	256
JA Solar Technology Co., Ltd., Class A	5,680	17,360
#*ΩJacobio Pharmaceuticals Group Co., Ltd.	1,800	879
Jade Bird Fire Co., Ltd., Class A	1,040	2,282
Jafron Biomedical Co., Ltd., Class A	5,400	17,409
Jason Furniture Hangzhou Co., Ltd., Class A	2,700	13,629
JCET Group Co., Ltd., Class A	7,700	32,302
*ΩJD Health International, Inc.	19,650	89,277
JD.com, Inc., Class SW	23,700	302,285
Jiajiayue Group Co., Ltd., Class A	2,800	4,210
Jiangling Motors Corp., Ltd., Class A	3,200	7,091
Jiangsu Azure Corp., Class A	2,000	2,517
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	2,000	2,005
Jiangsu Cnano Technology Co., Ltd., Class A	297	1,181
Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	1,000	1,841
Jiangsu Eastern Shenghong Co., Ltd., Class A	1,800	2,609
Jiangsu Expressway Co., Ltd., Class H	76,000	69,156
Jiangsu Guomao Reducer Co., Ltd., Class A	100	214
Jiangsu Guoxin Corp., Ltd., Class A	4,300	4,176
Jiangsu Hengli Hydraulic Co., Ltd., Class A	600	4,601
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	4,600	30,036
*Jiangsu Hoperun Software Co., Ltd., Class A	500	1,813

13

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	2,500	$1,250
Jiangsu Jiejie Microelectronics Co., Ltd., Class A	1,700	4,064
Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	1,100	2,513
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	1,400	11,155
Jiangsu Linyang Energy Co., Ltd., Class A	5,200	4,717
Jiangsu Nata Opto-electronic Material Co., Ltd., Class A	2,400	10,065
Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	5,600	20,045
Jiangsu Pacific Quartz Co., Ltd., Class A	300	3,760
Jiangsu Provincial Agricultural Reclamation and Development Corp., Class A	2,400	3,462
Jiangsu Shagang Co., Ltd., Class A	100	55
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	2,600	3,116
Jiangsu Sopo Chemical Co., Class A	200	201
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	500	8,315
Jiangsu Yangnong Chemical Co., Ltd., Class A	2,210	20,336
Jiangsu Yoke Technology Co., Ltd., Class A	300	2,354
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	1,600	7,333
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	23,300	13,360
Jiangsu Zhongtian Technology Co., Ltd., Class A	16,300	31,059
Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	2,200	779
Jiangxi Bank Co., Ltd., Class H	4,500	437
Jiangxi Wannianqing Cement Co., Ltd., Class A	100	101
Jiangxi Xinyu Guoke Technology Co., Ltd., Class A	220	825
Jiangzhong Pharmaceutical Co., Ltd., Class A	1,500	4,115
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	400	312
Jiayou International Logistics Co., Ltd., Class A	500	1,177
*Jilin Chemical Fibre, Class A	1,600	662
Jinchuan Group International Resources Co., Ltd.	41,000	2,489
Jinduicheng Molybdenum Co., Ltd., Class A	3,100	4,239
Jingjin Equipment, Inc., Class A	1,000	3,131
Jinhui Liquor Co., Ltd., Class A	400	1,497
*Jinneng Holding Shanxi Electric Power Co., Ltd., Class A	13,300	5,543
Jinyu Bio-Technology Co., Ltd., Class A	1,200	1,528
JiuGui Liquor Co., Ltd., Class A	400	4,167
Jiuzhitang Co., Ltd., Class A	3,800	5,491
JL Mag Rare-Earth Co., Ltd., Class A	200	451
JNBY Design, Ltd.	27,000	32,850
Joinn Laboratories China Co., Ltd., Class A	2,240	8,167
Jointown Pharmaceutical Group Co., Ltd., Class A	21,124	20,485
*Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	3,900	17,848
Joy City Property, Ltd.	12,000	379
Joyoung Co., Ltd., Class A	2,000	3,637
#ΩJS Global Lifestyle Co., Ltd.	133,500	20,986
JSTI Group, Class A	5,000	3,793
Jushri Technologies, Inc., Class A	100	247
*Kaiser China Cultural Co., Ltd., Class A	300	185
Kaishan Group Co., Ltd., Class A	2,400	4,599
Kangji Medical Holdings, Ltd.	19,500	16,024
*Kanzhun, Ltd., ADR	1,205	17,834
*Keeson Technology Corp., Ltd., Class A	200	305
Kehua Data Co., Ltd., Class A	900	3,431
Keshun Waterproof Technologies Co., Ltd., Class A	100	93
*Kidswant Children Products Co., Ltd., Class A	1,100	1,293
KingClean Electric Co., Ltd., Class A	1,900	5,947
Kingfa Sci & Tech Co., Ltd., Class A	1,800	1,883
*Kingsoft Cloud Holdings, Ltd.	70,000	22,186
*Kingsoft Cloud Holdings, Ltd., ADR	544	2,589
Kingsoft Corp., Ltd.	21,600	75,362
*Ko Yo Chemical Group, Ltd.	28,000	297

14

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Konka Group Co., Ltd., Class A	6,400	$3,687
KPC Pharmaceuticals, Inc., Class A	600	1,746
Kuang-Chi Technologies Co., Ltd., Class A	1,200	2,287
*Kunlun Tech Co., Ltd., Class A	2,600	11,162
Kunshan Kinglai Hygienic Materials Co., Ltd., Class A	1,680	7,784
Kweichow Moutai Co., Ltd., Class A	1,700	390,053
#*KWG Group Holdings, Ltd.	128,500	12,317
*Lakala Payment Co., Ltd., Class A	9,300	21,951
*Lancy Co., Ltd., Class A	100	296
Lao Feng Xiang Co., Ltd., Class A	600	5,086
Laobaixing Pharmacy Chain JSC, Class A	1,600	5,531
LB Group Co., Ltd., Class A	7,100	18,016
Lee & Man Paper Manufacturing, Ltd.	55,000	15,675
Lee’s Pharmaceutical Holdings, Ltd.	2,000	312
ΩLegend Holdings Corp., Class H	39,900	35,542
Lenovo Group, Ltd.	738,000	858,293
Lens Technology Co., Ltd., Class A	20,700	36,821
*Leo Group Co., Ltd., Class A	16,200	4,876
Lepu Medical Technology Beijing Co., Ltd., Class A	800	1,878
Leyard Optoelectronic Co., Ltd., Class A	4,000	3,340
*Li Auto, Inc., Class A	13,400	228,968
Li Ning Co., Ltd.	225,500	691,665
*Liao Ning Oxiranchem, Inc., Class A	300	291
Lier Chemical Co., Ltd., Class A	2,900	4,764
*Lifetech Scientific Corp.	182,000	55,824
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	12,900	5,130
Lingyi iTech Guangdong Co., Class A	17,200	14,220
LK Technology Holdings, Ltd.	30,000	25,727
Loncin Motor Co., Ltd., Class A	800	605
#ΩLongfor Group Holdings, Ltd.	120,500	175,254
Longhua Technology Group Luoyang Co., Ltd., Class A	1,300	1,277
LONGi Green Energy Technology Co., Ltd., Class A	11,000	36,152
Longshine Technology Group Co., Ltd., Class A	1,600	4,071
Lonking Holdings, Ltd.	79,000	12,217
Luenmei Quantum Co., Ltd., Class A	14,100	11,292
Luolai Lifestyle Technology Co., Ltd., Class A	200	272
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	500	2,517
*Lushang Freda Pharmaceutical Co., Ltd., Class A	2,300	3,421
Luxi Chemical Group Co., Ltd., Class A	11,500	17,778
Luxshare Precision Industry Co., Ltd., Class A	10,700	47,758
*ΩLuye Pharma Group, Ltd.	82,000	39,718
Luzhou Laojiao Co., Ltd., Class A	3,600	105,229
Maanshan Iron & Steel Co., Ltd., Class H	2,000	330
Maccura Biotechnology Co., Ltd., Class A	1,600	3,428
Mango Excellent Media Co., Ltd., Class A	9,400	32,379
*ΩMaoyan Entertainment	29,800	35,762
Maxscend Microelectronics Co., Ltd., Class A	200	4,105
Mayinglong Pharmaceutical Group Co., Ltd., Class A	600	1,870
Meilleure Health International Industry Group, Ltd.	6,000	189
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	11,000	9,244
#ΩMeitu, Inc.	86,500	34,602
*ΩMeituan, Class W	34,310	484,969
Metallurgical Corp. of China, Ltd., Class H	100,000	19,809
M-Grass Ecology And Environment Group Co., Ltd., Class A	600	346
ΩMidea Real Estate Holding, Ltd.	22,600	15,453
Ming Yang Smart Energy Group, Ltd., Class A	7,700	14,651
#*Ming Yuan Cloud Group Holdings, Ltd.	42,000	17,552
#MINISO Group Holding, Ltd., Class A	14,000	91,787

15

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Minmetals Land, Ltd.	8,000	$317
MLS Co., Ltd., Class A	9,700	12,247
*MMG, Ltd.	248,000	73,215
*ΩMobvista, Inc.	51,000	20,531
*Montnets Cloud Technology Group Co., Ltd., Class A	200	418
*NanJi E-Commerce Co., Ltd., Class A	7,200	3,344
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	4,700	8,098
Nantong Jianghai Capacitor Co., Ltd., Class A	3,500	8,190
NARI Technology Co., Ltd., Class A	15,340	47,115
*National Silicon Industry Group Co., Ltd., Class A	911	2,250
*NavInfo Co., Ltd., Class A	13,400	18,251
NetDragon Websoft Holdings, Ltd.	29,000	51,443
NetEase, Inc.	52,400	1,127,076
New China Life Insurance Co., Ltd., Class H	100,200	219,491
New Hope Dairy Co., Ltd., Class A	400	726
*Newborn Town, Inc.	6,000	1,771
Newland Digital Technology Co., Ltd., Class A	2,100	4,894
Nexteer Automotive Group, Ltd.	52,000	25,054
Ninestar Corp., Class A	1,900	6,356
Ningbo Haitian Precision Machinery Co., Ltd., Class A	600	2,208
Ningbo Huaxiang Electronic Co., Ltd., Class A	700	1,238
Ningbo Joyson Electronic Corp., Class A	2,000	5,135
Ningbo Orient Wires & Cables Co., Ltd., Class A	1,400	8,028
Ningbo Ronbay New Energy Technology Co., Ltd., Class A	575	3,465
Ningbo Sanxing Medical Electric Co., Ltd., Class A	1,800	4,001
Ningbo Shanshan Co., Ltd., Class A	1,500	2,860
Ningbo Tuopu Group Co., Ltd., Class A	2,000	17,554
Ningbo Xusheng Group Co., Ltd., Class A	740	1,782
Ningbo Yunsheng Co., Ltd., Class A	2,200	2,083
Ningbo Zhoushan Port Co., Ltd., Class A	1,800	846
*NIO, Inc., Class A	16,550	122,466
#*Niu Technologies, ADR	1,034	2,233
Noah Holdings, Ltd., Sponsored ADR	2,201	25,179
Norinco International Cooperation, Ltd., Class A	900	1,395
North Huajin Chemical Industries Co., Ltd., Class A	4,600	3,665
North Industries Group Red Arrow Co., Ltd., Class A	600	1,165
Northeast Pharmaceutical Group Co., Ltd., Class A	2,200	1,636
Northeast Securities Co., Ltd., Class A	800	821
Northking Information Technology Co., Ltd., Class A	200	506
NSFOCUS Technologies Group Co., Ltd., Class A	1,900	2,368
Ocean’s King Lighting Science & Technology Co., Ltd., Class A	4,300	4,662
*Offcn Education Technology Co., Ltd., Class A	2,600	1,399
Offshore Oil Engineering Co., Ltd., Class A	21,400	18,100
*OFILM Group Co., Ltd., Class A	600	836
Olympic Circuit Technology Co., Ltd., Class A	1,300	3,152
Oppein Home Group, Inc., Class A	300	3,558
Opple Lighting Co., Ltd., Class A	1,900	5,051
ORG Technology Co., Ltd., Class A	6,700	4,079
*Orient Group, Inc., Class A	66,500	20,379
Orient Overseas International, Ltd.	5,000	63,038
ΩOrient Securities Co., Ltd., Class H	23,200	10,793
*Oriental Energy Co., Ltd., Class A	4,900	7,021
*Ourpalm Co., Ltd., Class A	1,500	903
Ovctek China, Inc., Class A	2,000	6,873
*Pacific Securities Co., Ltd. (The), Class A	6,000	3,073
Pacific Shuanglin Bio-pharmacy Co., Ltd., Class A	5,600	18,267
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	1,000	475
*PCI Technology Group Co., Ltd., Class A	9,200	7,167

16

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*PDD Holdings, Inc., Sponsored ADR	13,056	$1,324,140
*ΩPeijia Medical, Ltd.	15,000	14,186
People.cn Co., Ltd., Class A	1,100	4,854
People’s Insurance Co. Group of China, Ltd. (The), Class H	243,000	80,124
Perfect World Co., Ltd., Class A	6,800	11,114
ΩPharmaron Beijing Co., Ltd., Class H	3,900	9,301
PICC Property & Casualty Co., Ltd., Class H	370,000	422,744
Ping An Bank Co., Ltd., Class A	33,000	47,014
#*ΩPing An Healthcare and Technology Co., Ltd.	29,800	69,695
Ping An Insurance Group Co. of China, Ltd.	155,000	794,354
*Polaris Bay Group Co., Ltd., Class A	4,100	5,445
Poly Developments and Holdings Group Co., Ltd., Class A	22,900	34,372
Poly Property Group Co., Ltd.	204,000	41,975
Poly Property Services Co., Ltd., Class H	5,000	19,618
Pony Testing International Group Co., Ltd., Class A	600	1,091
ΩPop Mart International Group, Ltd.	14,600	40,210
ΩPostal Savings Bank of China Co., Ltd., Class H	136,000	62,050
Pou Sheng International Holdings, Ltd.	10,000	856
Power Construction Corp. of China, Ltd., Class A	7,400	5,302
Pylon Technologies Co., Ltd., Class A	223	3,459
*Q Technology Group Co., Ltd.	2,000	1,010
Qianhe Condiment and Food Co., Ltd., Class A	2,200	5,316
Qingdao East Steel Tower Stock Co., Ltd., Class A	7,000	6,798
Qingdao Eastsoft Communication Technology Co., Ltd., Class A	100	198
Qingdao Gon Technology Co., Ltd., Class A	2,600	7,454
Qingdao Hanhe Cable Co., Ltd., Class A	7,200	3,776
*Qingdao Rural Commercial Bank Corp., Class A	29,300	10,815
*Qingdao Sentury Tire Co., Ltd., Class A	100	414
Qingdao TGOOD Electric Co., Ltd., Class A	1,600	3,929
*Qinghai Salt Lake Industry Co., Ltd., Class A	1,100	2,536
*Radiance Holdings Group Co., Ltd.	79,000	32,813
Rainbow Digital Commercial Co., Ltd., Class A	2,500	1,842
Raytron Technology Co., Ltd., Class A	440	2,822
#*»ΩRedco Properties Group, Ltd.	4,000	511
Renhe Pharmacy Co., Ltd., Class A	2,700	2,541
Richinfo Technology Co., Ltd., Class A	100	305
Risen Energy Co., Ltd., Class A	1,600	3,872
*RiseSun Real Estate Development Co., Ltd., Class A	20,800	5,581
Riyue Heavy Industry Co., Ltd., Class A	1,000	1,916
Rockchip Electronics Co., Ltd., Class A	200	1,774
*Roshow Technology Co., Ltd., Class A	3,300	3,020
Ruida Futures Co., Ltd., Class A	400	844
*Sai Micro Electronics, Inc., Class A	100	328
SAIC Motor Corp., Ltd., Class A	8,700	17,206
Sanan Optoelectronics Co., Ltd., Class A	1,300	2,635
*Sangfor Technologies, Inc., Class A	200	2,285
Sanquan Food Co., Ltd., Class A	2,900	5,775
Sany Heavy Equipment International Holdings Co., Ltd.	71,000	93,280
Sany Heavy Industry Co., Ltd., Class A	14,000	27,592
Satellite Chemical Co., Ltd., Class A	10,700	23,711
Sealand Securities Co., Ltd., Class A	1,600	787
*Seazen Group, Ltd.	196,000	31,812
*Seazen Holdings Co., Ltd., Class A	1,600	2,593
S-Enjoy Service Group Co., Ltd.	2,000	961
SF Holding Co., Ltd., Class A	8,400	44,963
*Shaanxi Construction Machinery Co., Ltd., Class A	400	220
Shandong Bohui Paper Industrial Co., Ltd., Class A	29,700	28,114
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	3,400	8,035

17

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
ΩShandong Gold Mining Co., Ltd., Class H	45,250	$85,242
Shandong Head Group Co., Ltd., Class A	2,000	4,615
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	2,700	11,823
Shandong Hi-speed Co., Ltd., Class A	1,600	1,445
Shandong Hi-Speed Road & Bridge Co., Ltd., Class A	5,900	4,685
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	7,100	31,109
*Shandong Humon Smelting Co., Ltd., Class A	1,600	2,548
Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	100	251
Shandong Pharmaceutical Glass Co., Ltd., Class A	1,800	6,774
Shandong Sun Paper Industry JSC, Ltd., Class A	2,400	4,063
Shandong Weifang Rainbow Chemical Co., Ltd., Class A	1,200	11,294
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	101,600	94,139
Shanghai Aiko Solar Energy Co., Ltd., Class A	500	1,335
Shanghai AJ Group Co., Ltd., Class A	3,500	2,484
Shanghai AtHub Co., Ltd., Class A	5,460	14,769
Shanghai Bailian Group Co., Ltd., Class A	1,000	1,395
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	2,700	9,683
Shanghai Baolong Automotive Corp., Class A	100	873
Shanghai Baosight Software Co., Ltd., Class A	1,940	11,275
Shanghai Construction Group Co., Ltd., Class A	25,400	9,099
Shanghai Daimay Automotive Interior Co., Ltd., Class A	200	452
Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	200	327
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	11,500	26,514
Shanghai Fudan Microelectronics Group Co., Ltd., Class H	1,000	1,886
Shanghai Fullhan Microelectronics Co., Ltd., Class A	700	4,483
Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	520	1,795
Shanghai Hanbell Precise Machinery Co., Ltd., Class A	1,200	3,821
Shanghai Industrial Holdings, Ltd.	68,000	83,169
Shanghai Industrial Urban Development Group, Ltd.	6,000	265
Shanghai Jahwa United Co., Ltd., Class A	500	1,589
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	1,500	2,296
Shanghai Liangxin Electrical Co., Ltd., Class A	300	388
Shanghai Lingang Holdings Corp., Ltd., Class A	7,000	10,230
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	700	873
Shanghai M&G Stationery, Inc., Class A	2,600	13,722
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	45,500	66,175
Shanghai Pioneer Holding, Ltd.	3,000	740
Shanghai Pudong Development Bank Co., Ltd., Class A	54,400	50,532
Shanghai Putailai New Energy Technology Co., Ltd., Class A	9,030	30,748
Shanghai RAAS Blood Products Co., Ltd., Class A	12,300	11,693
Shanghai Runda Medical Technology Co., Ltd., Class A	1,900	5,103
Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	1,600	2,245
Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	700	3,495
Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	200	271
Shanghai Tunnel Engineering Co., Ltd., Class A	7,200	5,521
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	400	584
Shanghai Wanye Enterprises Co., Ltd., Class A	1,500	3,698
Shanghai Yaoji Technology Co., Ltd., Class A	700	2,216
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	15,300	13,545
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	4,800	15,658
Shanghai Zijiang Enterprise Group Co., Ltd., Class A	4,000	2,659
Shanxi Coking Co., Ltd., Class A	700	482
Shanxi Securities Co., Ltd., Class A	1,000	765
Shanxi Taigang Stainless Steel Co., Ltd., Class A	600	320
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	1,400	47,137
*Shanying International Holding Co., Ltd., Class A	13,100	3,908
Shede Spirits Co., Ltd., Class A	400	6,271
*Shengda Resources Co., Ltd., Class A	4,200	7,276

18

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenghe Resources Holding Co., Ltd., Class A	10,200	$14,851
Shengyi Technology Co., Ltd., Class A	1,700	4,073
Shennan Circuits Co., Ltd., Class A	2,300	21,791
ΩShenwan Hongyuan Group Co., Ltd., Class H	5,600	1,038
Shenzhen Agricultural Products Group Co., Ltd., Class A	2,500	2,234
*Shenzhen Airport Co., Ltd., Class A	8,400	7,746
Shenzhen Aisidi Co., Ltd., Class A	6,700	7,091
Shenzhen Capchem Technology Co., Ltd., Class A	1,000	6,015
Shenzhen Cereals Holdings Co., Ltd., Class A	3,200	3,160
Shenzhen Changhong Technology Co., Ltd., Class A	700	1,780
*Shenzhen Comix Group Co., Ltd., Class A	6,800	6,261
Shenzhen Das Intellitech Co., Ltd., Class A	3,600	1,549
Shenzhen Desay Battery Technology Co., Class A	1,900	8,258
Shenzhen Dynanonic Co., Ltd., Class A	100	1,071
Shenzhen Envicool Technology Co., Ltd., Class A	400	1,395
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	1,300	2,056
Shenzhen Expressway Corp., Ltd., Class H	32,000	26,378
Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	1,900	3,817
*Shenzhen FRD Science & Technology Co., Ltd., Class A	400	1,103
Shenzhen Gas Corp., Ltd., Class A	3,000	2,770
Shenzhen Gongjin Electronics Co., Ltd., Class A	2,600	3,300
Shenzhen H&T Intelligent Control Co., Ltd., Class A	1,600	3,023
ΩShenzhen Hepalink Pharmaceutical Group Co., Ltd., Class H	500	242
Shenzhen Huaqiang Industry Co., Ltd., Class A	5,100	7,967
Shenzhen Inovance Technology Co., Ltd., Class A	3,500	28,812
Shenzhen International Holdings, Ltd.	73,000	48,047
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	500	86
Shenzhen Investment, Ltd.	142,000	20,870
Shenzhen Jieshun Science and Technology Industry Co., Ltd., Class A	400	583
Shenzhen Jufei Optoelectronics Co., Ltd., Class A	400	305
Shenzhen Kaifa Technology Co., Ltd., Class A	2,600	6,084
Shenzhen Kangtai Biological Products Co., Ltd., Class A	500	2,066
Shenzhen Kedali Industry Co., Ltd., Class A	300	3,711
Shenzhen Kingdom Sci-Tech Co., Ltd., Class A	400	636
Shenzhen Kinwong Electronic Co., Ltd., Class A	1,500	4,511
Shenzhen Kstar Science And Technology Co., Ltd., Class A	700	2,490
Shenzhen Laibao Hi-tech Co., Ltd., Class A	200	287
Shenzhen Leaguer Co., Ltd., Class A	6,200	6,519
Shenzhen Megmeet Electrical Co., Ltd., Class A	100	353
Shenzhen Microgate Technology Co., Ltd., Class A	1,400	2,101
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,600	62,330
Shenzhen MTC Co., Ltd., Class A	5,700	4,161
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	45,900	19,255
Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A	2,900	26,942
Shenzhen New Nanshan Holding Group Co., Ltd., Class A	11,100	4,732
*Shenzhen Overseas Chinese Town Co., Ltd., Class A	20,700	10,206
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	1,100	4,877
Shenzhen SC New Energy Technology Corp., Class A	400	3,977
Shenzhen SED Industry Co., Ltd., Class A	1,800	4,717
Shenzhen SEG Co., Ltd., Class A	200	193
Shenzhen Senior Technology Material Co., Ltd., Class A	2,900	6,067
Shenzhen Sunlord Electronics Co., Ltd., Class A	700	2,780
Shenzhen Sunnypol Optoelectronics Co., Ltd., Class A	300	1,280
Shenzhen Suntak Circuit Technology Co., Ltd., Class A	4,300	5,904
Shenzhen Sunway Communication Co., Ltd., Class A	1,800	6,423
Shenzhen Tagen Group Co., Ltd., Class A	3,500	2,417
Shenzhen Topband Co., Ltd., Class A	2,500	3,187
Shenzhen Transsion Holdings Co., Ltd., Class A	6,881	125,735

19

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	3,200	$3,112
*Shenzhen World Union Group, Inc., Class A	1,900	662
Shenzhen Yan Tian Port Holding Co., Ltd., Class A	200	134
Shenzhen Yinghe Technology Co., Ltd., Class A	300	812
Shenzhen Ysstech Info-tech Co., Ltd., Class A	200	236
Shenzhen YUTO Packaging Technology Co., Ltd., Class A	2,300	8,226
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	8,200	5,283
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	1,800	2,591
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	2,400	7,263
Shinva Medical Instrument Co., Ltd., Class A	1,800	5,923
Shui On Land, Ltd.	109,000	9,612
*Siasun Robot & Automation Co., Ltd., Class A	1,700	2,600
Sichuan Chengfei Integration Technology Corp., Class A	600	1,569
Sichuan Chuantou Energy Co., Ltd., Class A	8,300	16,629
Sichuan Development Lomon Co., Ltd., Class A	17,800	17,310
Sichuan Expressway Co., Ltd., Class H	2,000	575
*Sichuan Haite High-tech Co., Ltd., Class A	200	261
Sichuan Hebang Biotechnology Co., Ltd., Class A	70,000	22,691
Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	200	689
*Sichuan Lutianhua Co., Ltd., Class A	600	350
Sichuan Road and Bridge Group Co., Ltd., Class A	27,860	29,256
Sichuan Swellfun Co., Ltd., Class A	1,700	14,159
Sichuan Teway Food Group Co., Ltd., Class A	700	1,406
Sichuan Yahua Industrial Group Co., Ltd., Class A	2,800	5,370
Sieyuan Electric Co., Ltd., Class A	700	4,699
ΩSimcere Pharmaceutical Group, Ltd.	9,000	7,844
Sino Biopharmaceutical, Ltd.	495,000	192,317
Sino Wealth Electronic, Ltd., Class A	1,800	6,087
Sinocare, Inc., Class A	600	2,462
#Sinofert Holdings, Ltd.	8,000	910
Sinolink Securities Co., Ltd., Class A	300	373
Sinoma International Engineering Co., Class A	8,000	10,765
Sinoma Science & Technology Co., Ltd., Class A	7,900	18,604
Sinomach Automobile Co., Ltd., Class A	5,800	5,767
Sinomine Resource Group Co., Ltd., Class A	3,700	18,832
Sinopec Engineering Group Co., Ltd., Class H	135,500	67,710
*Sinopec Oilfield Service Corp., Class H	12,000	843
Sinopharm Group Co., Ltd., Class H	135,600	324,070
Sino-Platinum Metals Co., Ltd., Class A	1,660	3,301
Sinoseal Holding Co., Ltd., Class A	200	1,057
Sinosoft Co., Ltd., Class A	1,100	4,586
Sinosteel Engineering & Technology Co., Ltd., Class A	500	420
Sinotrans, Ltd., Class H	128,000	42,042
Sinotruk Jinan Truck Co., Ltd., Class A	4,800	9,643
*Skshu Paint Co., Ltd., Class A	880	7,144
Skyworth Digital Co., Ltd., Class A	1,900	3,121
Skyworth Group, Ltd.	103,852	37,561
Songcheng Performance Development Co., Ltd., Class A	500	748
Sonoscape Medical Corp., Class A	800	5,260
SooChow Securities Co., Ltd., Class A	9,400	10,268
Southwest Securities Co., Ltd., Class A	16,800	9,382
SSY Group, Ltd.	110,000	60,310
State Grid Information & Communication Co., Ltd., Class A	1,400	2,629
*STO Express Co., Ltd., Class A	4,800	6,257
Sumavision Technologies Co., Ltd., Class A	400	303
Sun Art Retail Group, Ltd.	112,000	23,618
*Sun King Technology Group, Ltd.	4,000	762
Sunflower Pharmaceutical Group Co., Ltd., Class A	5,000	16,399

20

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Sungrow Power Supply Co., Ltd., Class A	4,600	$52,722
Suning Universal Co., Ltd., Class A	14,900	5,581
Sunny Optical Technology Group Co., Ltd.	37,000	309,965
Sunresin New Materials Co., Ltd., Class A	750	5,547
*Sunward Intelligent Equipment Co., Ltd., Class A	400	320
Sunwoda Electronic Co., Ltd., Class A	2,200	4,824
Suofeiya Home Collection Co., Ltd., Class A	1,000	2,456
Suzhou Anjie Technology Co., Ltd., Class A	200	390
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	6,800	17,329
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	9,200	5,188
Suzhou Good-Ark Electronics Co., Ltd., Class A	1,000	1,606
Suzhou Secote Precision Electronic Co., Ltd., Class A	200	1,474
Suzhou TFC Optical Communication Co., Ltd., Class A	300	2,910
SY Holdings Group, Ltd.	12,500	8,019
SYoung Group Co., Ltd., Class A	100	200
Taiji Computer Corp., Ltd., Class A	1,100	4,291
*Talkweb Information System Co., Ltd., Class A	1,000	2,300
TangShan Port Group Co., Ltd., Class A	12,900	6,255
Tangshan Sanyou Chemical Industries Co., Ltd., Class A	5,400	4,251
Tasly Pharmaceutical Group Co., Ltd., Class A	3,200	6,455
TCL Electronics Holdings, Ltd.	72,000	25,029
Telling Telecommunication Holding Co., Ltd., Class A	17,700	21,311
Tencent Holdings, Ltd.	119,600	4,420,458
*Tencent Music Entertainment Group, ADR	21,295	154,602
Tenfu Cayman Holdings Co., Ltd.	1,000	557
Three Squirrels, Inc., Class A	1,000	2,490
Three’s Co. Media Group Co, Ltd., Class A	590	4,838
Thunder Software Technology Co., Ltd., Class A	300	2,868
Tian Di Science & Technology Co., Ltd., Class A	34,800	24,458
Tian Lun Gas Holdings, Ltd.	2,000	971
Tiande Chemical Holdings, Ltd.	4,000	736
Tiangong International Co., Ltd.	68,000	19,988
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	2,900	10,511
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	6,500	3,984
Tianjin Pharmaceutical Da Re Tang Group Corp., Ltd., Class A	200	813
Tianjin Ringpu Bio-Technology Co., Ltd., Class A	1,100	2,608
Tianjin Teda Co., Ltd., Class A	800	441
*Tianma Microelectronics Co., Ltd., Class A	4,700	6,267
Tianshan Aluminum Group Co., Ltd., Class A	1,900	1,677
Tianshui Huatian Technology Co., Ltd., Class A	12,700	15,447
Tibet Cheezheng Tibetan Medicine Co., Ltd., Class A	100	318
Tibet Rhodiola Pharmaceutical Holding Co., Class A	900	6,185
*Tibet Summit Resources Co., Ltd., Class A	3,200	6,137
Tingyi Cayman Islands Holding Corp.	60,000	79,595
*Titan Wind Energy Suzhou Co., Ltd., Class A	2,200	3,997
Tofflon Science & Technology Group Co., Ltd., Class A	2,600	6,718
Toly Bread Co., Ltd., Class A	5,140	6,119
Tomson Group, Ltd.	2,106	447
Tong Ren Tang Technologies Co., Ltd., Class H	15,000	11,426
*Tongcheng Travel Holdings, Ltd.	50,800	96,996
*Tongdao Liepin Group	4,400	3,228
TongFu Microelectronics Co., Ltd., Class A	8,600	23,954
*Tongguan Gold Group, Ltd.	2,000	111
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	2,600	3,927
*Tongkun Group Co., Ltd., Class A	7,800	15,341
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	8,400	4,679
Tongling Nonferrous Metals Group Co., Ltd., Class A	65,600	27,787
Tongyu Heavy Industry Co., Ltd., Class A	17,700	5,979

21

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
*Topchoice Medical Corp., Class A	300	$3,659
*Topsec Technologies Group, Inc., Class A	3,400	4,348
ΩTopsports International Holdings, Ltd.	162,000	136,232
Towngas Smart Energy Co., Ltd.	139,000	57,557
*TPV Technology Co., Ltd., Class A	51,100	19,349
TravelSky Technology, Ltd., Class H	11,000	17,348
Trina Solar Co., Ltd., Class A	3,900	15,867
*Trip.com Group, Ltd.	13,350	458,615
TRS Information Technology Corp., Ltd., Class A	6,100	13,360
Truking Technology, Ltd., Class A	100	153
Truly International Holdings, Ltd.	14,000	1,431
Tsingtao Brewery Co., Ltd., Class H	10,000	75,787
*Unigroup Guoxin Microelectronics Co., Ltd., Class A	100	1,026
Unilumin Group Co., Ltd., Class A	300	261
Uni-President China Holdings, Ltd.	47,000	32,016
*Unisplendour Corp., Ltd., Class A	13,700	36,592
Universal Scientific Industrial Shanghai Co., Ltd., Class A	2,600	5,145
Valiant Co., Ltd., Class A	4,800	11,225
Vats Liquor Chain Store Management JSC, Ltd., Class A	400	1,097
Victory Giant Technology Huizhou Co., Ltd., Class A	1,400	3,871
*Vipshop Holdings, Ltd., Sponsored ADR	28,320	403,843
Visual China Group Co., Ltd., Class A	200	386
*ΩViva Biotech Holdings	34,000	5,562
Walvax Biotechnology Co., Ltd., Class A	1,700	5,390
Wangneng Environment Co., Ltd., Class A	2,600	5,269
Wangsu Science & Technology Co., Ltd., Class A	6,600	6,301
Wanguo International Mining Group, Ltd.	2,000	797
Want Want China Holdings, Ltd.	118,000	73,292
Wanxiang Qianchao Co., Ltd., Class A	6,700	4,718
Wasion Holdings, Ltd.	2,000	739
Weichai Power Co., Ltd., Class H	153,000	228,779
Weihai Guangwei Composites Co., Ltd., Class A	5,080	17,740
Western Mining Co., Ltd., Class A	11,600	19,844
Western Securities Co., Ltd., Class A	22,400	20,319
Western Superconducting Technologies Co., Ltd., Class A	265	1,655
Will Semiconductor Co., Ltd., Class A	500	7,512
Winall Hi-Tech Seed Co., Ltd., Class A	2,500	3,105
Windey Energy Technology Group Co., Ltd., Class A	260	376
*Wingtech Technology Co., Ltd., Class A	2,200	14,913
Wolong Electric Group Co., Ltd., Class A	7,800	11,930
Wuchan Zhongda Group Co., Ltd., Class A	21,200	13,196
Wuhan Dr. Laser Technology Corp., Ltd., Class A	100	897
Wuhan Fingu Electronic Technology Co., Ltd., Class A	400	608
Wuhan Guide Infrared Co., Ltd., Class A	10,400	11,219
Wuhan Jingce Electronic Group Co., Ltd., Class A	100	1,171
Wuhu Token Science Co., Ltd., Class A	5,500	4,839
Wuliangye Yibin Co., Ltd., Class A	6,200	131,734
WUS Printed Circuit Kunshan Co., Ltd., Class A	3,800	10,113
Wushang Group Co., Ltd., Class A	100	118
#ΩWuXi AppTec Co., Ltd., Class H	6,500	78,087
*ΩWuxi Biologics Cayman, Inc.	50,000	310,559
*Wuxi Boton Technology Co., Ltd., Class A	100	219
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	4,300	16,393
Wuxi NCE Power Co., Ltd., Class A	400	2,106
*Wuxi Taiji Industry Co., Ltd., Class A	3,500	3,079
XCMG Construction Machinery Co., Ltd., Class A	28,500	22,242
XGD, Inc., Class A	600	1,901
ΩXiabuxiabu Catering Management China Holdings Co., Ltd.	3,500	1,302

22

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Xiamen Bank Co., Ltd., Class A	9,000	$6,497
Xiamen C & D, Inc., Class A	12,000	16,001
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	200	200
Xiamen Faratronic Co., Ltd., Class A	200	2,719
Xiamen Intretech, Inc., Class A	9,700	23,081
Xiamen ITG Group Corp., Ltd., Class A	5,100	4,772
Xiamen Kingdomway Group Co., Class A	2,300	5,723
Xiamen Tungsten Co., Ltd., Class A	9,600	22,163
Xiamen Xiangyu Co., Ltd., Class A	12,600	11,001
Xi’an Triangle Defense Co., Ltd., Class A	100	391
Xiandai Investment Co., Ltd., Class A	3,700	2,041
Xiangcai Co., Ltd., Class A	1,600	1,772
*ΩXiaomi Corp., Class W	359,000	643,251
Xilinmen Furniture Co., Ltd., Class A	200	523
*Xinfengming Group Co., Ltd., Class A	4,100	7,031
Xingda International Holdings, Ltd.	1,715	289
Xingfa Aluminium Holdings, Ltd.	1,000	837
Xinhuanet Co., Ltd., Class A	700	2,427
Xinjiang Zhongtai Chemical Co., Ltd., Class A	13,800	12,593
#*Xinte Energy Co., Ltd., Class H	12,400	18,827
*Xinxiang Chemical Fiber Co., Ltd., Class A	200	92
#Xinyi Energy Holdings, Ltd.	160,927	28,177
Xinzhi Group Co., Ltd., Class A	300	736
Xizi Clean Energy Equipment Manufacturing Co., Ltd., Class A	1,000	1,713
*XPeng, Inc., A Shares	29,100	214,961
Xtep International Holdings, Ltd.	70,000	63,518
Xuji Electric Co., Ltd., Class A	3,600	8,414
ΩYadea Group Holdings, Ltd.	82,000	149,861
*YaGuang Technology Group Co., Ltd., Class A	300	383
Yangling Metron New Material, Inc., Class A	300	1,629
#ΩYangtze Optical Fibre & Cable Joint Stock, Ltd. Co., Class H	500	603
Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	400	2,068
Yankershop Food Co., Ltd., Class A	400	4,296
Yantai Changyu Pioneer Wine Co., Ltd., Class A	900	3,377
Yantai China Pet Foods Co., Ltd., Class A	100	334
Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	1,200	3,006
Yantai Eddie Precision Machinery Co., Ltd., Class A	1,700	3,783
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	5,700	22,165
*YanTai Shuangta Food Co., Ltd., Class A	1,800	1,137
Yantai Zhenghai Bio-tech Co., Ltd., Class A	100	417
Yantai Zhenghai Magnetic Material Co., Ltd., Class A	1,800	2,927
#*Yeahka, Ltd.	6,400	11,713
Yealink Network Technology Corp., Ltd., Class A	3,220	14,626
YGSOFT, Inc., Class A	3,040	2,401
Yibin Tianyuan Group Co., Ltd., Class A	7,500	5,618
*ΩYiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	11,000	11,654
*Yifan Pharmaceutical Co., Ltd., Class A	5,100	9,600
Yifeng Pharmacy Chain Co., Ltd., Class A	2,020	9,013
#Yihai International Holding, Ltd.	51,000	92,554
Yintai Gold Co., Ltd., Class A	7,400	13,728
Yixintang Pharmaceutical Group Co., Ltd., Class A	4,200	12,179
Yonfer Agricultural Technology Co., Ltd., Class A	7,400	11,702
*Yonghui Superstores Co., Ltd., Class A	2,300	965
Yonyou Network Technology Co., Ltd., Class A	1,000	2,230
Yotrio Group Co., Ltd., Class A	2,100	907
Youngor Group Co., Ltd., Class A	9,300	8,550
*Youzu Interactive Co., Ltd., Class A	1,900	2,859
YTO Express Group Co., Ltd., Class A	5,800	10,728

23

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Yuexiu Property Co., Ltd.	68,000	$70,741
Yuexiu Transport Infrastructure, Ltd.	44,000	22,718
Yunda Holding Co., Ltd., Class A	9,200	11,415
Yunnan Aluminium Co., Ltd., Class A	600	1,138
Yunnan Baiyao Group Co., Ltd., Class A	1,000	6,926
Yunnan Copper Co., Ltd., Class A	23,500	35,336
Yunnan Energy New Material Co., Ltd., Class A	400	3,650
Yunnan Tin Co., Ltd., Class A	4,000	7,682
Yusys Technologies Co., Ltd., Class A	200	454
Yutong Bus Co., Ltd., Class A	1,800	3,344
Zangge Mining Co., Ltd., Class A	5,900	17,992
ZBOM Home Collection Co., Ltd., Class A	700	1,854
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	900	30,670
Zhaojin Mining Industry Co., Ltd., Class H	38,000	47,496
Zhe Jiang Li Zi Yuan Food Co., Ltd., Class A	330	707
Zhefu Holding Group Co., Ltd., Class A	10,300	5,191
*Zhejiang Century Huatong Group Co., Ltd., Class A	18,200	14,526
Zhejiang China Commodities City Group Co., Ltd., Class A	1,400	1,483
Zhejiang Chint Electrics Co., Ltd., Class A	7,200	22,643
Zhejiang Communications Technology Co., Ltd., Class A	5,040	2,629
Zhejiang Conba Pharmaceutical Co., Ltd., Class A	6,400	4,568
Zhejiang Crystal-Optech Co., Ltd., Class A	2,500	4,699
Zhejiang Dahua Technology Co., Ltd., Class A	1,300	3,612
Zhejiang Dingli Machinery Co., Ltd., Class A	1,200	8,899
Zhejiang Expressway Co., Ltd., Class H	70,000	52,693
Zhejiang Garden Biopharmaceutical Co., Ltd., Class A	2,100	3,046
Zhejiang Hailiang Co., Ltd., Class A	2,400	3,527
Zhejiang HangKe Technology, Inc. Co., Class A	849	2,839
Zhejiang Hangmin Co., Ltd., Class A	2,500	2,891
Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	300	295
Zhejiang Huace Film & Television Co., Ltd., Class A	4,100	3,144
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	10,500	23,125
Zhejiang Huayou Cobalt Co., Ltd., Class A	2,400	12,026
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	7,700	8,810
Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	100	273
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	2,100	12,439
*Zhejiang Jingu Co., Ltd., Class A	1,000	1,062
Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	6,900	12,415
*Zhejiang Jinke Tom Culture Industry Co., Ltd., Class A	2,400	1,507
Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A	2,500	10,123
Zhejiang Juhua Co., Ltd., Class A	8,200	16,920
Zhejiang Longsheng Group Co., Ltd., Class A	1,300	1,576
Zhejiang Medicine Co., Ltd., Class A	2,200	3,248
Zhejiang Meida Industrial Co., Ltd., Class A	3,100	4,476
*Zhejiang Narada Power Source Co., Ltd., Class A	2,200	4,015
Zhejiang NHU Co., Ltd., Class A	9,900	21,817
Zhejiang Orient Gene Biotech Co., Ltd., Class A	411	2,199
Zhejiang Qianjiang Motorcycle Co., Ltd., Class A	1,600	2,750
Zhejiang Runtu Co., Ltd., Class A	9,800	8,916
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	500	1,821
Zhejiang Semir Garment Co., Ltd., Class A	14,400	11,964
Zhejiang Southeast Space Frame Co., Ltd., Class A	400	313
Zhejiang Supor Co., Ltd., Class A	700	4,779
*Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	200	622
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	700	484
*Zhejiang Wanliyang Co., Ltd., Class A	4,100	4,423
Zhejiang Wanma Co., Ltd., Class A	4,900	7,014
Zhejiang Weiming Environment Protection Co., Ltd., Class A	800	1,955

24

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
CHINA — (Continued)
Zhejiang Weixing New Building Materials Co., Ltd., Class A	2,000	$4,497
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	700	2,757
Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	3,200	5,091
Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	1,400	1,865
Zhejiang Yasha Decoration Co., Ltd., Class A	500	347
Zhejiang Yinlun Machinery Co., Ltd., Class A	600	1,435
Zhejiang Yongtai Technology Co., Ltd., Class A	600	1,037
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,200	1,132
Zheshang Securities Co., Ltd., Class A	5,600	7,681
*Zhong An Group, Ltd.	13,000	188
*ΩZhongAn Online P&C Insurance Co., Ltd., Class H	33,900	92,932
*Zhongfu Straits Pingtan Development Co., Ltd., Class A	3,100	1,022
Zhongji Innolight Co., Ltd., Class A	12,700	151,787
Zhongjin Gold Corp., Ltd., Class A	8,100	12,080
Zhongshan Broad Ocean Motor Co., Ltd., Class A	5,100	3,529
Zhongshan Public Utilities Group Co., Ltd., Class A	1,600	1,591
Zhongsheng Group Holdings, Ltd.	67,000	154,472
*»Zhongtian Financial Group Co., Ltd., Class A	2,200	90
*Zhongyu Energy Holdings, Ltd.	48,000	33,740
#*Zhuguang Holdings Group Co., Ltd.	14,000	725
*Zhuhai Aerospace Microchips Science & Technology Co., Ltd., Class A	200	353
Zhuhai Huafa Properties Co., Ltd., Class A	14,500	16,589
Zhuzhou CRRC Times Electric Co., Ltd.	25,400	81,966
Zhuzhou Hongda Electronics Corp., Ltd., Class A	800	3,565
Zhuzhou Kibing Group Co., Ltd., Class A	7,500	8,152
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	84,600	43,897
ZTE Corp., Class H	19,800	43,980
ZTO Express Cayman, Inc.	6,550	153,274

TOTAL CHINA		42,841,321

COLOMBIA — (0.1%)
*Almacenes Exito SA	10,000	34,603
Banco de Bogota SA	72	433
Bancolombia SA	2,778	19,709
Bancolombia SA, Sponsored ADR	1,036	26,294
Celsia SA ESP	836	490
Grupo Aval Acciones y Valores SA, Sponsored ADR	372	852
Grupo Energia Bogota SA ESP	53,213	21,417
Interconexion Electrica SA ESP	7,245	25,394
Promigas SA ESP	800	822

TOTAL COLOMBIA		130,014

CZECHIA — (0.0%)
Komercni Banka AS	1,536	44,916
ΩMoneta Money Bank AS	1,710	6,596

TOTAL CZECHIA		51,512

GREECE — (0.4%)
*Alpha Services and Holdings SA	42,251	62,970
Athens Water Supply & Sewage Co. SA	116	688
Autohellas Tourist and Trading SA	688	9,250
Avax SA	694	973
Bank of Greece	595	8,616
ElvalHalcor SA	196	346
Epsilon Net SA	200	1,970
*Eurobank Ergasias Services and Holdings SA	33,481	54,571
Fourlis Holdings SA	116	497
GEK Terna Holding Real Estate Construction SA	1,278	17,831
Hellenic Exchanges - Athens Stock Exchange SA	1,461	7,474
Hellenic Telecommunications Organization SA	1,845	25,801

25

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
GREECE — (Continued)
HELLENIQ ENERGY HOLDINGS S.A.	3,581	$26,231
*Intracom SA Technical & Steel Constructions	816	2,596
JUMBO SA	3,101	81,485
Kri-Kri Milk Industry SA	16	138
*LAMDA Development SA	1,797	11,548
Motor Oil Hellas Corinth Refineries SA	6,367	151,424
*National Bank of Greece SA	5,554	31,701
OPAP SA	5,066	85,677
Piraeus Financial Holdings SA	16,953	49,995
Piraeus Port Authority SA	12	267
Quest Holdings SA	112	622
Sarantis SA	180	1,493
Terna Energy SA	1,924	28,858
Thrace Plastics Holding and Co.	88	369

TOTAL GREECE		663,391

HUNGARY — (0.2%)
Magyar Telekom Telecommunications PLC	14,688	22,787
*Opus Global Nyrt	2,691	2,830
OTP Bank Nyrt	4,166	154,679
Richter Gedeon Nyrt	4,097	95,851

TOTAL HUNGARY		276,147

INDIA — (17.1%)
360 ONE WAM, Ltd.	9,530	60,104
*3i Infotech, Ltd.	752	329
3M India, Ltd.	9	3,217
Aarti Drugs, Ltd.	2,401	13,538
Aarti Industries, Ltd.	4,346	23,722
ABB India, Ltd.	998	49,257
Action Construction Equipment, Ltd.	765	7,655
*Adani Green Energy, Ltd.	2,699	29,553
ADF Foods, Ltd.	180	514
*Aditya Birla Capital, Ltd.	36,670	75,953
Advanced Enzyme Technologies, Ltd.	152	570
Aegis Logistics, Ltd.	7,531	26,449
AGI Greenpac, Ltd.	2,032	21,594
Agro Tech Foods, Ltd.	28	259
Ahluwalia Contracts India, Ltd.	76	620
AIA Engineering, Ltd.	958	40,451
Ajanta Pharma, Ltd.	993	21,029
Akzo Nobel India, Ltd.	429	12,450
Alembic Pharmaceuticals, Ltd.	1,807	15,476
Alembic, Ltd.	264	257
Alkem Laboratories, Ltd.	1,171	52,346
Alkyl Amines Chemicals	261	6,717
Allcargo Logistics, Ltd.	7,204	22,129
Allcargo Terminals, Ltd.	7,204	3,323
Amara Raja Energy & Mobility, Ltd.	7,017	51,680
*Amber Enterprises India, Ltd.	501	17,656
Anant Raj, Ltd.	4,305	12,559
Andhra Sugars, Ltd. (The)	516	659
Angel One, Ltd.	2,823	87,544
Apar Industries, Ltd.	1,107	68,865
Apcotex Industries, Ltd.	176	1,023
APL Apollo Tubes, Ltd.	9,609	180,653
Apollo Hospitals Enterprise, Ltd.	4,465	258,482
Aptech, Ltd.	84	270
Arvind Fashions, Ltd.	2,679	10,356

26

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Arvind SmartSpaces, Ltd.	72	$278
Asahi India Glass, Ltd.	1,420	9,536
Ashiana Housing, Ltd.	200	514
Ashok Leyland, Ltd.	45,427	91,499
*Ashoka Buildcon, Ltd.	5,341	8,336
Asian Paints, Ltd.	12,675	456,054
*ΩAster DM Healthcare, Ltd.	6,221	24,631
Astra Microwave Products, Ltd.	6,339	35,441
Astral, Ltd.	6,310	140,264
Atul, Ltd.	231	17,318
ΩAU Small Finance Bank, Ltd.	3,784	30,410
AurionPro Solutions, Ltd.	640	12,306
Avanti Feeds, Ltd.	1,542	7,473
*ΩAvenue Supermarts, Ltd.	1,850	80,734
Axis Bank, Ltd.	17,142	202,151
Bajaj Auto, Ltd.	1,650	105,312
Bajaj Consumer Care, Ltd.	3,936	10,982
Bajaj Finserv, Ltd.	4,588	86,491
*Bajaj Hindusthan Sugar, Ltd.	30,540	9,775
Bajaj Holdings & Investment, Ltd.	556	46,255
Balaji Amines, Ltd.	923	22,678
Balmer Lawrie & Co., Ltd.	284	458
Balrampur Chini Mills, Ltd.	7,974	39,569
ΩBandhan Bank, Ltd.	26,035	66,965
Bank of Baroda	49,893	117,573
Bank of India	5,764	6,636
Bank of Maharashtra	30,307	15,197
Bannari Amman Sugars, Ltd.	4	124
BASF India, Ltd.	624	18,917
Bata India, Ltd.	2,589	48,698
Bayer CropScience, Ltd.	147	8,688
BEML, Ltd.	859	20,849
Berger Paints India, Ltd.	14,965	100,403
*BF Utilities, Ltd.	453	3,402
Bhansali Engineering Polymers, Ltd.	462	483
Bharat Bijlee, Ltd.	12	540
Bharat Electronics, Ltd.	137,589	220,202
Bharat Forge, Ltd.	2,093	25,625
Bharat Heavy Electricals, Ltd.	58,931	85,538
Bharat Petroleum Corp., Ltd.	59,056	247,725
Bharat Rasayan, Ltd.	8	848
Bharti Airtel, Ltd.	26,630	292,467
Biocon, Ltd.	6,336	16,715
Birlasoft, Ltd.	15,699	103,263
*Black Box, Ltd.	280	818
BLS International Services, Ltd.	1,679	5,278
Blue Dart Express, Ltd.	329	26,000
Blue Star, Ltd.	5,095	54,136
Bombay Burmah Trading Co.	872	14,179
*Bombay Dyeing & Manufacturing Co., Ltd.	3,576	6,864
Bosch, Ltd.	56	13,083
Brigade Enterprises, Ltd.	3,115	23,026
*Brightcom Group, Ltd.	77,526	15,597
Britannia Industries, Ltd.	3,441	182,943
BSE, Ltd.	4,823	107,920
*Camlin Fine Sciences, Ltd.	7,910	13,676
Canara Bank	14,900	68,783
*Capacit’e Infraprojects, Ltd.	1,712	4,288

27

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Caplin Point Laboratories, Ltd.	302	$3,720
Carborundum Universal, Ltd.	2,576	33,166
Castrol India, Ltd.	27,217	44,507
Central Depository Services India, Ltd.	3,020	52,818
Century Enka, Ltd.	32	173
Century Plyboards India, Ltd.	4,004	29,764
Century Textiles & Industries, Ltd.	2,727	35,465
Cera Sanitaryware, Ltd.	255	25,982
CG Power & Industrial Solutions, Ltd.	23,303	109,184
Chambal Fertilisers and Chemicals, Ltd.	6,561	22,738
Chennai Petroleum Corp., Ltd.	1,862	12,864
Cholamandalam Financial Holdings, Ltd.	3,987	54,505
CIE Automotive India, Ltd.	4,103	22,676
Cigniti Technologies, Ltd.	668	8,263
Cipla, Ltd.	9,349	134,746
City Union Bank, Ltd.	24,899	41,300
ΩCochin Shipyard, Ltd.	5,365	61,303
Coforge, Ltd.	2,759	165,166
Colgate-Palmolive India, Ltd.	5,383	136,665
Computer Age Management Services, Ltd.	2,918	78,748
Confidence Petroleum India, Ltd.	2,354	2,187
Container Corp. Of India, Ltd.	5,477	45,272
Coromandel International, Ltd.	10,340	129,531
CRISIL, Ltd.	380	18,699
Crompton Greaves Consumer Electricals, Ltd.	22,156	75,043
*CSB Bank, Ltd.	918	3,643
Cummins India, Ltd.	4,465	89,910
Cyient, Ltd.	2,885	55,041
*D B Realty, Ltd.	3,444	7,073
Dabur India, Ltd.	16,260	103,291
Dalmia Bharat Sugar & Industries, Ltd.	32	174
Datamatics Global Services, Ltd.	278	2,258
DCM Shriram, Ltd.	1,182	13,153
DCW, Ltd.	756	485
Deepak Fertilisers & Petrochemicals Corp., Ltd.	1,757	13,558
Deepak Nitrite, Ltd.	3,725	88,887
Delta Corp., Ltd.	5,322	8,172
Dhampur Sugar Mills, Ltd.	1,065	3,392
Dhanuka Agritech, Ltd.	80	764
ΩDilip Buildcon, Ltd.	228	833
*Dish TV India, Ltd.	77,655	15,809
*Dishman Carbogen Amcis, Ltd.	3,236	5,515
Divi’s Laboratories, Ltd.	1,868	76,021
Dixon Technologies India, Ltd.	1,477	90,502
Dollar Industries, Ltd.	32	162
ΩDr Lal PathLabs, Ltd.	2,088	60,670
Dr Reddy’s Laboratories, Ltd.	2,059	132,740
Dr Reddy’s Laboratories, Ltd., Sponsored ADR	66	4,299
Dwarikesh Sugar Industries, Ltd.	4,157	4,476
Dynamatic Technologies, Ltd.	12	578
eClerx Services, Ltd.	2,414	56,770
Eicher Motors, Ltd.	882	34,911
EID Parry India, Ltd.	4,676	25,922
Electrosteel Castings, Ltd.	12,735	12,978
Elgi Equipments, Ltd.	10,587	64,259
Emami, Ltd.	13,180	80,718
ΩEndurance Technologies, Ltd.	810	15,530
Engineers India, Ltd.	11,557	17,171

28

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
EPL, Ltd.	11,509	$24,958
ΩEquitas Small Finance Bank, Ltd.	13,396	14,923
*ΩEris Lifesciences, Ltd.	1,454	15,010
ESAB India, Ltd.	196	13,637
Escorts Kubota, Ltd.	1,971	74,156
*Eveready Industries India, Ltd.	136	583
Exide Industries, Ltd.	29,728	91,192
*FDC, Ltd.	285	1,240
Federal Bank, Ltd.	92,265	155,864
Fine Organic Industries, Ltd.	515	27,338
Finolex Cables, Ltd.	1,808	19,469
Finolex Industries, Ltd.	5,036	11,616
Firstsource Solutions, Ltd.	30,161	56,530
Force Motors, Ltd.	268	11,048
Fortis Healthcare, Ltd.	20,690	80,254
*FSN E-Commerce Ventures, Ltd.	4,916	8,228
Galaxy Surfactants, Ltd.	824	27,016
Ganesh Housing Corp., Ltd.	52	236
Garden Reach Shipbuilders & Engineers, Ltd.	458	4,087
Gateway Distriparks, Ltd.	11,802	12,403
*Gati, Ltd.	136	235
ΩGeneral Insurance Corp. of India	676	1,852
Genus Power Infrastructures, Ltd.	2,025	5,993
Gillette India, Ltd.	454	33,395
GlaxoSmithKline Pharmaceuticals, Ltd.	1,268	21,677
Glenmark Pharmaceuticals, Ltd.	7,175	64,439
GMM Pfaudler, Ltd.	1,807	37,657
Godawari Power and Ispat, Ltd.	2,931	21,684
Godrej Consumer Products, Ltd.	7,171	85,427
*Godrej Industries, Ltd.	3,056	23,078
*Godrej Properties, Ltd.	6,861	136,765
Goodyear India, Ltd.	16	247
Granules India, Ltd.	8,204	32,113
Graphite India, Ltd.	4,783	26,805
Grasim Industries, Ltd.	5,437	123,206
Grauer & Weil India, Ltd.	368	520
Gravita India, Ltd.	67	801
Greenlam Industries, Ltd.	84	484
Greenpanel Industries, Ltd.	7,442	31,646
Greenply Industries, Ltd.	400	776
Grindwell Norton, Ltd.	604	15,557
Gujarat Alkalies & Chemicals, Ltd.	1,744	15,050
Gujarat Gas, Ltd.	5,892	28,947
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	7,781	64,620
Gujarat Pipavav Port, Ltd.	11,008	16,110
Gujarat State Petronet, Ltd.	16,733	53,761
Gulf Oil Lubricants India, Ltd.	52	390
Happiest Minds Technologies, Ltd.	2,988	29,403
Hatsun Agro Product, Ltd.	1,238	16,805
Havells India, Ltd.	8,154	122,043
HBL Power Systems, Ltd.	6,334	22,461
HCL Technologies, Ltd.	22,463	344,262
ΩHDFC Asset Management Co., Ltd.	4,116	135,159
HDFC Bank, Ltd.	23,653	419,459
ΩHDFC Life Insurance Co., Ltd.	11,924	88,558
*HealthCare Global Enterprises, Ltd.	124	552
HEG, Ltd.	1,732	33,955
Heritage Foods, Ltd.	104	280

29

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Hero MotoCorp, Ltd.	5,712	$211,878
HFCL, Ltd.	33,526	26,254
HG Infra Engineering, Ltd.	980	10,522
HIL, Ltd.	24	804
Himadri Speciality Chemical, Ltd.	14,656	42,027
*Himatsingka Seide, Ltd.	1,130	2,089
Hindustan Aeronautics, Ltd.	4,128	90,387
*Hindustan Construction Co., Ltd.	35,905	10,997
Hindustan Copper, Ltd.	19,188	33,002
*Hindustan Petroleum Corp., Ltd.	15,424	45,887
Hindustan Unilever, Ltd.	15,222	454,144
Hitachi Energy India, Ltd.	20	995
Honda India Power Products, Ltd.	12	414
Honeywell Automation India, Ltd.	46	19,888
Huhtamaki India, Ltd.	124	420
ICICI Bank, Ltd.	17,104	188,042
ICICI Bank, Ltd., Sponsored ADR	25,417	564,003
ΩICICI Lombard General Insurance Co., Ltd.	8,612	142,101
ΩICICI Prudential Life Insurance Co., Ltd.	6,874	43,366
ΩICICI Securities, Ltd.	3,678	28,233
*IDFC First Bank, Ltd.	252,144	250,452
IIFL Securities, Ltd.	408	491
India Glycols, Ltd.	48	385
*Indiabulls Real Estate, Ltd.	35,587	31,288
Indian Bank	6,160	31,078
ΩIndian Energy Exchange, Ltd.	24,759	37,424
Indian Railway Catering & Tourism Corp., Ltd.	8,925	71,323
Indoco Remedies, Ltd.	164	626
Indraprastha Gas, Ltd.	15,561	71,461
*Indus Towers, Ltd.	25,870	53,568
IndusInd Bank, Ltd.	5,820	100,751
Infibeam Avenues, Ltd.	56,572	12,978
Info Edge India, Ltd.	3,209	157,417
Infosys, Ltd.	78,203	1,285,306
Infosys, Ltd., Sponsored ADR	5,990	98,356
*Inox Wind, Ltd.	624	1,624
Intellect Design Arena, Ltd.	4,757	38,812
IOL Chemicals and Pharmaceuticals, Ltd.	628	3,172
Ipca Laboratories, Ltd.	5,963	70,456
IRB Infrastructure Developers, Ltd.	47,058	18,934
ΩIRCON International, Ltd.	22,330	37,213
ISGEC Heavy Engineering, Ltd.	128	1,035
ITD Cementation India, Ltd.	2,862	6,863
*ITI, Ltd.	276	895
J Kumar Infraprojects, Ltd.	88	426
Jammu & Kashmir Bank, Ltd. (The)	12,460	15,953
Jamna Auto Industries, Ltd.	9,540	12,352
JB Chemicals & Pharmaceuticals, Ltd.	2,816	47,292
JBM Auto, Ltd.	1,258	18,140
Jindal Saw, Ltd.	11,077	58,925
Jindal Stainless, Ltd.	28,430	151,116
JK Paper, Ltd.	5,870	26,872
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	20	260
JTEKT India, Ltd.	3,248	5,397
Jubilant Foodworks, Ltd.	8,632	51,937
Jubilant Pharmova, Ltd.	156	702
*Just Dial, Ltd.	1,041	9,177
Jyothy Labs, Ltd.	228	993

30

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Kajaria Ceramics, Ltd.	4,699	$71,189
Kalpataru Projects International, Ltd.	3,162	25,183
Karnataka Bank, Ltd. (The)	6,956	19,182
Karur Vysya Bank, Ltd. (The)	20,047	34,456
KCP, Ltd. (The)	308	485
KEC International, Ltd.	3,861	29,136
KEI Industries, Ltd.	6,511	187,872
Kennametal India, Ltd.	28	836
*Kesoram Industries, Ltd.	924	883
Kirloskar Brothers, Ltd.	1,088	11,826
Kirloskar Ferrous Industries, Ltd.	294	1,671
Kirloskar Oil Engines, Ltd.	7,904	51,615
KNR Constructions, Ltd.	8,863	28,098
Kolte-Patil Developers, Ltd.	2,174	12,528
Kotak Mahindra Bank, Ltd.	9,119	190,510
Kovai Medical Center and Hospital	12	367
KPIT Technologies, Ltd.	17,888	261,589
KPR Mill, Ltd.	1,645	15,906
KRBL, Ltd.	600	2,597
*ΩKrishna Institute of Medical Sciences, Ltd.	538	12,194
Krsnaa Diagnostics, Ltd.	84	707
KSB, Ltd.	88	3,236
Lakshmi Machine Works, Ltd.	113	17,921
LG Balakrishnan & Bros, Ltd.	52	665
LT Foods, Ltd.	9,602	19,023
Lupin, Ltd.	2,145	29,065
Mahanagar Gas, Ltd.	3,971	49,240
Mahindra & Mahindra, Ltd.	34,003	595,695
*Mahindra Holidays & Resorts India, Ltd.	810	3,875
Mahindra Lifespace Developers, Ltd.	2,547	15,016
ΩMahindra Logistics, Ltd.	883	3,710
Man Infraconstruction, Ltd.	4,438	7,988
*Mangalore Refinery & Petrochemicals, Ltd.	20,404	25,414
Marico, Ltd.	46,419	299,141
Marksans Pharma, Ltd.	11,141	14,124
Maruti Suzuki India, Ltd.	957	119,452
Mastek, Ltd.	1,205	31,964
*Max Financial Services, Ltd.	1,269	13,932
Max Healthcare Institute, Ltd.	19,437	133,944
Mayur Uniquoters, Ltd.	92	578
Mazagon Dock Shipbuilders, Ltd.	436	10,300
Meghmani Organics, Ltd.	2,823	2,496
ΩMetropolis Healthcare, Ltd.	2,484	41,931
Minda Corp., Ltd.	2,812	11,004
*Mirza International, Ltd.	9,687	5,416
Monte Carlo Fashions, Ltd.	28	259
Motherson Sumi Wiring India, Ltd.	63,712	45,876
Mphasis, Ltd.	5,153	131,420
MRF, Ltd.	45	58,533
Mrs Bectors Food Specialities, Ltd.	725	9,758
Narayana Hrudayalaya, Ltd.	3,668	43,879
National Fertilizers, Ltd.	14,428	12,000
Navin Fluorine International, Ltd.	1,283	52,983
Navneet Education, Ltd.	306	557
NBCC India, Ltd.	39,852	31,400
NELCO, Ltd.	306	2,612
NESCO, Ltd.	52	404
Neuland Laboratories, Ltd.	452	21,013

31

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Newgen Software Technologies, Ltd.	938	$12,683
*NIIT Learning Systems, Ltd.	2,149	10,063
*NIIT, Ltd.	2,356	3,618
Nilkamal, Ltd.	32	915
ΩNippon Life India Asset Management, Ltd.	8,312	39,080
NOCIL, Ltd.	5,964	15,867
Novartis India, Ltd.	36	284
NRB Bearings, Ltd.	208	649
Oberoi Realty, Ltd.	5,313	72,610
Olectra Greentech, Ltd.	1,104	15,106
*One 97 Communications, Ltd.	2,715	30,025
*OnMobile Global, Ltd.	2,107	2,760
Oracle Financial Services Software, Ltd.	1,220	56,820
Orient Electric, Ltd.	4,019	10,504
Orient Paper & Industries, Ltd.	892	494
Oriental Carbon & Chemicals, Ltd.	28	253
Page Industries, Ltd.	190	86,299
Panama Petrochem, Ltd.	152	590
Patanjali Foods, Ltd.	182	2,990
*Patel Engineering, Ltd.	24,472	14,226
Persistent Systems, Ltd.	3,075	227,515
Petronet LNG, Ltd.	65,936	158,071
Pfizer, Ltd.	28	1,323
Phoenix Mills, Ltd. (The)	4,633	101,017
PI Industries, Ltd.	3,026	123,617
Pidilite Industries, Ltd.	3,666	108,229
PNC Infratech, Ltd.	7,719	30,975
Poly Medicure, Ltd.	86	1,452
Polycab India, Ltd.	2,346	138,691
Polyplex Corp., Ltd.	68	834
Power Grid Corp. of India, Ltd.	89,103	216,340
Power Mech Projects, Ltd.	193	8,362
Praj Industries, Ltd.	10,411	66,967
ΩPrataap Snacks, Ltd.	16	160
Prestige Estates Projects, Ltd.	8,687	79,891
*Pricol, Ltd.	1,843	7,848
*Prime Focus, Ltd.	384	425
*Prince Pipes & Fittings, Ltd.	1,020	7,721
Procter & Gamble Health, Ltd.	376	23,044
Procter & Gamble Hygiene & Health Care, Ltd.	459	96,701
PSP Projects, Ltd.	85	769
*PVR Inox, Ltd.	1,333	25,589
ΩQuess Corp., Ltd.	5,837	29,638
Radico Khaitan, Ltd.	477	6,972
Rajesh Exports, Ltd.	3,670	19,776
Rallis India, Ltd.	2,456	6,404
Ramkrishna Forgings, Ltd.	6,802	52,298
Rane Holdings, Ltd.	32	460
Rashtriya Chemicals & Fertilizers, Ltd.	8,484	12,977
Ratnamani Metals & Tubes, Ltd.	1,779	59,118
Raymond, Ltd.	1,076	22,751
ΩRBL Bank, Ltd.	36,408	96,400
Redington, Ltd.	38,258	65,618
*Redtape, Ltd.	9,687	59,745
Relaxo Footwears, Ltd.	792	8,542
RHI Magnesita India, Ltd.	2,771	22,818
RITES, Ltd.	6,445	34,954
Rossari Biotech, Ltd.	624	5,540

32

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Route Mobile, Ltd.	227	$4,235
Rupa & Co., Ltd.	92	276
Safari Industries India, Ltd.	405	20,110
Samvardhana Motherson International, Ltd.	123,298	136,169
Sanghvi Movers, Ltd.	1,286	11,292
Sanofi India, Ltd.	358	32,508
Saregama India, Ltd.	748	2,894
Sasken Technologies, Ltd.	24	332
Savita Oil Technologies, Ltd.	160	699
SBI Cards & Payment Services, Ltd.	9,705	86,974
ΩSBI Life Insurance Co., Ltd.	6,077	99,838
Schaeffler India, Ltd.	955	32,316
*Schneider Electric Infrastructure, Ltd.	906	3,487
*Sequent Scientific, Ltd.	5,498	6,521
Seshasayee Paper & Boards, Ltd.	156	650
ΩSH Kelkar & Co., Ltd.	979	1,696
Shankara Building Products, Ltd.	36	314
Shanthi Gears, Ltd.	24	131
Sharda Cropchem, Ltd.	1,520	7,411
Sharda Motor Industries, Ltd.	16	184
*Shilpa Medicare, Ltd.	2,262	9,619
*Shoppers Stop, Ltd.	1,302	10,010
*Shree Renuka Sugars, Ltd.	22,686	13,270
Siemens, Ltd.	1,071	42,848
*SIS, Ltd.	1,521	7,531
Siyaram Silk Mills, Ltd.	350	2,228
SKF India, Ltd.	808	47,654
Skipper, Ltd.	122	333
Sobha, Ltd.	2,028	17,364
Somany Ceramics, Ltd.	36	288
Sonata Software, Ltd.	5,272	73,050
South Indian Bank, Ltd. (The)	57,043	16,614
SRF, Ltd.	8,762	231,029
*Star Cement, Ltd.	2,776	5,231
Strides Pharma Science, Ltd.	5,251	30,074
*Stylam Industries, Ltd.	16	321
Styrenix Performance Materials, Ltd.	48	795
*Subex, Ltd.	13,881	4,977
Sudarshan Chemical Industries, Ltd.	152	867
Sumitomo Chemical India, Ltd.	4,597	20,608
Sun Pharmaceutical Industries, Ltd.	11,816	154,493
Sun TV Network, Ltd.	5,569	42,404
*<»Sundaram Clayton, Ltd.	20	245
Sundram Fasteners, Ltd.	6,963	104,923
Sunteck Realty, Ltd.	128	659
Suprajit Engineering, Ltd.	991	4,330
Supreme Industries, Ltd.	3,087	160,516
Supreme Petrochem, Ltd.	6,262	43,096
*Suven Pharmaceuticals, Ltd.	5,262	36,574
*Suzlon Energy, Ltd.	379,703	139,552
Swan Energy, Ltd.	436	2,019
Swaraj Engines, Ltd.	294	7,108
Symphony, Ltd.	139	1,408
ΩSyngene International, Ltd.	20,968	171,328
Tamil Nadu Newsprint & Papers, Ltd.	164	547
Tanla Platforms, Ltd.	6,050	69,213
Tata Communications, Ltd.	5,029	100,464
Tata Consultancy Services, Ltd.	22,573	913,331

33

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Tata Consumer Products, Ltd.	13,275	$143,578
Tata Elxsi, Ltd.	2,052	187,931
Tata Motors, Ltd.	63,096	476,410
*Tata Teleservices Maharashtra, Ltd.	3,378	3,491
TCI Express, Ltd.	48	762
TD Power Systems, Ltd.	1,706	4,963
*TeamLease Services, Ltd.	321	9,046
Tech Mahindra, Ltd.	27,359	372,355
*ΩTejas Networks, Ltd.	1,998	20,567
Texmaco Rail & Engineering, Ltd.	13,408	19,655
Thermax, Ltd.	419	14,251
Thirumalai Chemicals, Ltd.	260	622
Thomas Cook India, Ltd.	761	1,235
ΩThyrocare Technologies, Ltd.	100	660
Tide Water Oil Co. India, Ltd.	24	335
Tilaknagar Industries, Ltd.	1,009	2,538
Time Technoplast, Ltd.	19,926	38,280
Timken India, Ltd.	1,590	55,397
Titagarh Rail System, Ltd.	308	2,818
Titan Co., Ltd.	8,945	342,684
Torrent Pharmaceuticals, Ltd.	5,008	115,743
Transformers & Rectifiers India, Ltd.	821	1,666
*TransIndia Real Estate, Ltd.	7,204	3,388
Transport Corp. of India, Ltd.	100	983
Trent, Ltd.	4,665	120,728
Triveni Engineering & Industries, Ltd.	2,794	11,960
*Triveni Turbine, Ltd.	5,749	24,803
TTK Prestige, Ltd.	1,566	15,060
Tube Investments of India, Ltd.	3,769	142,605
*TV18 Broadcast, Ltd.	40,956	20,390
TVS Holdings, Ltd.	20	1,301
TVS Motor Co., Ltd.	9,315	177,979
TVS Srichakra, Ltd.	16	737
Uflex, Ltd.	426	2,179
Ugar Sugar Works, Ltd.	562	642
United Breweries, Ltd.	1,312	25,452
*United Spirits, Ltd.	18,012	223,304
UNO Minda, Ltd.	4,196	29,366
UPL, Ltd.	30,437	197,591
Usha Martin, Ltd.	5,758	20,581
UTI Asset Management Co., Ltd.	1,074	9,704
*VA Tech Wabag, Ltd.	1,762	10,207
Vaibhav Global, Ltd.	252	1,267
Vakrangee, Ltd.	73,798	15,644
*ΩVarroc Engineering, Ltd.	919	5,076
Varun Beverages, Ltd.	8,553	93,359
Vesuvius India, Ltd.	28	1,198
V-Guard Industries, Ltd.	7,621	27,424
Vinati Organics, Ltd.	1,070	22,231
Vindhya Telelinks, Ltd.	32	939
VIP Industries, Ltd.	4,495	32,898
*VL E-Governance & IT Solutions, Ltd.	6,503	2,339
*V-Mart Retail, Ltd.	446	8,789
*Vodafone Idea, Ltd.	264,071	37,585
Voltamp Transformers, Ltd.	56	3,232
Voltas, Ltd.	9,657	97,140
VRL Logistics, Ltd.	352	2,812
VST Tillers Tractors, Ltd.	16	680

34

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDIA — (Continued)
Welspun Corp., Ltd.	29,846	$152,423
Welspun Enterprises, Ltd.	292	920
West Coast Paper Mills, Ltd.	1,542	13,639
Wipro, Ltd.	50,375	231,005
*Wockhardt, Ltd.	5,927	16,145
Wonderla Holidays, Ltd.	182	1,865
*Zee Entertainment Enterprises, Ltd.	54,160	168,610
Zensar Technologies, Ltd.	11,078	65,204
*Zomato, Ltd.	126,196	159,301
Zydus Lifesciences, Ltd.	6,813	46,933
Zydus Wellness, Ltd.	421	7,743

TOTAL INDIA		26,525,534

INDONESIA — (0.8%)
Ace Hardware Indonesia TBK PT	599,400	30,187
*Adhi Karya Persero TBK PT	6,500	164
*Adi Sarana Armada TBK PT	5,700	291
*Alam Sutera Realty TBK PT	37,600	393
Arwana Citramulia TBK PT	19,100	794
Astra Otoparts TBK PT	33,800	5,873
Bank BTPN Syariah TBK PT	173,000	17,153
*Bank Jago TBK PT	90,300	8,953
*Bank MNC Internasional TBK PT	28,300	114
*Bank Pan Indonesia TBK PT	203,600	14,548
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	9,800	700
Bank Pembangunan Daerah Jawa Timur TBK PT	11,200	427
Barito Pacific TBK PT	622,606	44,094
*Bintang Oto Global TBK PT	64,400	4,987
BISI International TBK PT	4,200	413
Blue Bird TBK PT	1,300	162
*Bumi Serpong Damai TBK PT	271,700	17,190
Catur Sentosa Adiprana TBK PT	6,900	243
Ciputra Development TBK PT	353,200	24,681
Dayamitra Telekomunikasi PT	70,600	2,756
Elang Mahkota Teknologi TBK PT	843,200	26,541
Erajaya Swasembada TBK PT	795,400	20,029
Garudafood Putra Putri Jaya TBK PT	28,000	740
Hexindo Adiperkasa TBK PT	1,300	454
Impack Pratama Industri TBK PT	515,600	11,750
Indomobil Sukses Internasional TBK PT	26,800	2,311
Indosat TBK PT	43,000	25,581
Industri Jamu Dan Farmasi Sido Muncul TBK PT	582,600	18,705
Jasa Marga Persero TBK PT	176,100	47,226
Kalbe Farma TBK PT	569,700	60,610
Map Aktif Adiperkasa PT	558,700	26,203
Mayora Indah TBK PT	451,000	80,916
*MD Pictures TBK PT	212,200	32,194
Media Nusantara Citra TBK PT	404,600	12,582
Medikaloka Hermina TBK PT	114,600	11,002
*Merdeka Copper Gold TBK PT	134,800	18,924
*»Metro Healthcare Indonesia TBK PT	335,900	10,150
Metrodata Electronics TBK PT	27,200	865
Metropolitan Kentjana TBK PT	400	702
Mitra Adiperkasa TBK PT	760,600	83,075
Mitra Keluarga Karyasehat TBK PT	133,300	22,993
*MNC Digital Entertainment TBK PT	5,300	1,004
Mulia Industrindo TBK PT	4,700	121
Nippon Indosari Corpindo TBK PT	7,300	595
Pabrik Kertas Tjiwi Kimia TBK PT	66,300	31,929

35

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
INDONESIA — (Continued)
*Pacific Strategic Financial TBK PT	8,700	$597
*Panin Financial TBK PT	473,800	8,113
*Paninvest TBK PT	251,500	15,753
Prodia Widyahusada TBK PT	1,100	445
Puradelta Lestari TBK PT	50,400	542
Ramayana Lestari Sentosa TBK PT	4,100	128
*Sarana Meditama Metropolitan TBK PT	8,800	190
Sarana Menara Nusantara TBK PT	1,948,100	109,147
Sariguna Primatirta TBK PT	6,800	274
Siloam International Hospitals TBK PT	182,900	27,634
Sumber Alfaria Trijaya TBK PT	486,100	88,437
Summarecon Agung TBK PT	413,900	13,940
Surya Citra Media TBK PT	591,600	5,624
Surya Esa Perkasa TBK PT	291,500	11,010
*Surya Semesta Internusa TBK PT	27,300	705
Telkom Indonesia Persero TBK PT	90,700	19,927
Telkom Indonesia Persero TBK PT, Sponsored ADR	3,161	69,542
Tempo Scan Pacific TBK PT	3,400	357
Tower Bersama Infrastructure TBK PT	223,800	29,164
Ultrajaya Milk Industry & Trading Co. TBK PT	10,200	1,079
Unilever Indonesia TBK PT	226,200	51,548
Vale Indonesia TBK PT	7,000	2,181
*»Waskita Karya Persero TBK PT	27,000	258

TOTAL INDONESIA		1,177,920

KOREA, REPUBLIC OF — (13.6%)
*3S Korea Co., Ltd.	52	81
*ABLBio, Inc.	1,590	18,731
Able C&C Co., Ltd.	39	238
*Abpro Bio Co., Ltd.	1,144	457
Advanced Nano Products Co., Ltd.	157	13,868
Advanced Process Systems Corp.	926	11,162
Aekyung Chemical Co., Ltd.	290	2,328
Aekyung Industrial Co., Ltd.	159	2,655
AfreecaTV Co., Ltd.	529	26,204
Ahnlab, Inc.	43	2,041
*Ajin Industrial Co., Ltd.	2,010	5,931
*Alteogen, Inc.	371	17,141
*ALUKO Co., Ltd.	1,270	2,544
*Amicogen, Inc.	308	2,883
*Aminologics Co., Ltd.	112	96
*Amo Greentech Co., Ltd.	12	100
Amorepacific Corp.	698	65,327
*Amotech Co., Ltd.	408	2,133
*Anam Electronics Co., Ltd.	2,356	3,004
*Ananti, Inc.	2,299	11,320
*Anterogen Co., Ltd.	16	151
*APS, Inc.	16	70
APTC Co., Ltd.	222	2,127
Asia Paper Manufacturing Co., Ltd.	16	465
*ASTORY Co., Ltd.	8	74
Avaco Co., Ltd.	438	4,566
Baiksan Co., Ltd.	948	5,854
BGF retail Co., Ltd.	574	58,737
BH Co., Ltd.	2,522	34,920
*BHI Co., Ltd.	212	1,082
*Binex Co., Ltd.	1,144	6,251
Binggrae Co., Ltd.	187	7,574
*Biodyne Co., Ltd.	75	2,616

36

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Bioneer Corp.	226	$5,305
*Biotoxtech Co., Ltd.	12	51
*BNC Korea Co., Ltd.	1,942	4,486
BNK Financial Group, Inc.	8,816	44,258
Boditech Med, Inc.	80	973
BoKwang Industry Co., Ltd.	52	195
Boryung	2,221	14,801
*Bosung Power Technology Co., Ltd.	60	121
*Bubang Co., Ltd.	106	201
*Bukwang Pharmaceutical Co., Ltd.	56	236
Byucksan Corp.	686	1,628
*Cafe24 Corp.	24	220
*CammSys Corp.	1,288	1,249
Caregen Co., Ltd.	440	8,731
Celltrion Healthcare Co., Ltd.	1,337	65,833
Celltrion Pharm, Inc.	587	27,513
Celltrion, Inc.	3,359	371,827
*Cellumed Co., Ltd.	56	102
*Chabiotech Co., Ltd.	48	570
Cheil Worldwide, Inc.	7,992	117,523
Chemtronics Co., Ltd.	71	975
*Chemtros Co., Ltd.	361	1,390
Cheryong Electric Co., Ltd.	374	5,815
*ChinHung International, Inc.	468	397
Chips&Media, Inc.	130	3,273
*Choil Aluminum Co., Ltd.	76	113
Chong Kun Dang Pharmaceutical Corp.	640	44,971
Chongkundang Holdings Corp.	12	457
*»Chorokbaem Media Co., Ltd.	710	2,129
CJ CheilJedang Corp.	318	66,517
CJ Corp.	936	58,286
*CJ ENM Co., Ltd.	915	35,298
CJ Freshway Corp.	278	4,312
CJ Logistics Corp.	767	43,105
Classys, Inc.	1,451	35,347
CLIO Cosmetics Co., Ltd.	8	164
*CMG Pharmaceutical Co., Ltd.	424	645
*CoAsia Corp.	24	103
*Com2uS Holdings Corp.	238	4,194
*ContentreeJoongAng Corp.	57	484
*Coreana Cosmetics Co., Ltd.	36	85
*Corentec Co., Ltd.	16	125
*COSMAX NBT, Inc.	35	163
*Cosmax, Inc.	768	77,110
*Cosmecca Korea Co., Ltd.	203	5,419
*Cosmo AM&T Co., Ltd.	684	70,601
*Cosmochemical Co., Ltd.	808	18,696
Coway Co., Ltd.	6,151	196,752
COWELL FASHION Co., Ltd.	670	3,641
Cowintech Co., Ltd.	57	1,232
*Creative & Innovative System	790	5,247
Creverse, Inc.	32	394
*CrystalGenomics Invites Co., Ltd.	1,896	3,826
*CS Bearing Co., Ltd.	12	80
CS Wind Corp.	479	16,208
*CTC BIO, Inc.	482	3,376
Cuckoo Homesys Co., Ltd.	32	482
*Curexo, Inc.	40	389

37

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*D&C Media Co., Ltd.	28	$372
D.I Corp.	56	265
*DA Technology Co., Ltd.	60	132
Dae Hwa Pharmaceutical Co., Ltd.	16	116
Dae Won Kang Up Co., Ltd.	1,059	3,975
*Daea TI Co., Ltd.	84	189
*Daebo Magnetic Co., Ltd.	8	152
Daechang Forging Co., Ltd.	1,557	6,871
Daedong Corp.	1,198	10,911
Daeduck Electronics Co., Ltd.	1,634	24,161
Daehan New Pharm Co., Ltd.	52	319
*Daeho AL Co., Ltd.	306	233
*Dae-Il Corp.	1,860	7,038
Daesang Corp.	916	13,483
Daesang Holdings Co., Ltd.	548	2,670
Daesung Energy Co., Ltd.	41	316
Daewon Media Co., Ltd.	622	5,066
Daewon Pharmaceutical Co., Ltd.	1,489	17,089
*Daewoo Engineering & Construction Co., Ltd.	21,805	63,451
Daewoong Co., Ltd.	328	3,619
Daewoong Pharmaceutical Co., Ltd.	185	13,684
Daihan Pharmaceutical Co., Ltd.	16	317
Daishin Securities Co., Ltd.	1,580	16,379
Daol Investment & Securities Co., Ltd.	3,033	8,590
*Dawonsys Co., Ltd.	456	4,757
DB Financial Investment Co., Ltd.	112	316
DB Insurance Co., Ltd.	4,357	283,574
*Dentis Co., Ltd.	8	51
Dentium Co., Ltd.	620	50,085
Deutsch Motors, Inc.	4,140	15,021
*Devsisters Co., Ltd.	34	1,218
*Dexter Studios Co., Ltd.	72	347
DGB Financial Group, Inc.	10,802	62,866
Digital Daesung Co., Ltd.	76	318
*DIO Corp.	36	621
DL Holdings Co., Ltd.	585	18,409
DMS Co., Ltd.	92	373
DN Automotive Corp.	70	4,100
DNF Co., Ltd.	251	3,360
Dohwa Engineering Co., Ltd.	764	4,339
Dong-A Socio Holdings Co., Ltd.	8	590
Dong-A ST Co., Ltd.	133	5,466
*Dongbang Transport Logistics Co., Ltd.	164	220
Dongjin Semichem Co., Ltd.	2,642	58,589
Dongkoo Bio & Pharma Co., Ltd.	48	170
DongKook Pharmaceutical Co., Ltd.	305	3,638
Dongkuk Holdings Co., Ltd.	1,237	7,886
*Dongkuk Steel Mill Co., Ltd.	3,853	29,984
*Dongkuk Structures & Construction Co., Ltd.	72	146
Dongsuh Cos., Inc.	1,121	14,326
Dongsung Chemical Co., Ltd.	188	571
Dongsung Finetec Co., Ltd.	2,465	20,716
*Dongwha Enterprise Co., Ltd.	88	4,007
Dongwha Pharm Co., Ltd.	1,288	9,241
Dongwon F&B Co., Ltd.	40	862
Dongwon Systems Corp.	250	5,239
Dongwoon Anatech Co., Ltd.	174	2,023
Dongyang E&P, Inc.	448	6,120

38

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Doosan Bobcat, Inc.	4,836	$138,755
Doosan Co., Ltd.	610	33,604
*Doosan Enerbility Co., Ltd.	7,595	75,469
Doosan Tesna, Inc.	836	27,701
Douzone Bizon Co., Ltd.	935	18,900
*Dream Security Co., Ltd.	116	264
Dreamtech Co., Ltd.	3,117	24,026
*DRTECH Corp.	235	657
*DSK Co., Ltd.	24	89
*Duck Yang Industry Co., Ltd.	832	2,578
*Duksan Hi-Metal Co., Ltd.	823	3,644
*Duksan Techopia Co., Ltd.	8	110
Duksung Co., Ltd.	327	1,237
DY Corp.	1,433	5,793
DY POWER Corp.	892	7,728
*»E Investment&Development Co., Ltd.	380	294
E1 Corp.	38	1,651
Echo Marketing, Inc.	88	652
*Eco&Dream Co., Ltd.	83	1,167
Ecoplastic Corp.	1,576	5,975
Ecopro BM Co., Ltd.	929	134,960
Ecopro Co., Ltd.	1,014	465,499
Ecopro HN Co., Ltd.	507	21,623
*EG Corp.	33	255
Elentec Co., Ltd.	1,639	10,315
E-MART, Inc.	928	49,954
*EMKOREA Co., Ltd.	64	105
*EMRO, Inc.	143	5,845
EM-Tech Co., Ltd.	122	4,485
ENF Technology Co., Ltd.	865	12,003
Eo Technics Co., Ltd.	190	19,597
*Eubiologics Co., Ltd.	374	2,653
Eugene Investment & Securities Co., Ltd.	1,183	3,526
Eugene Technology Co., Ltd.	1,993	56,150
*EV Advanced Material Co., Ltd.	625	1,460
*Exem Co., Ltd.	319	475
F&F Co., Ltd.	1,085	75,035
Fila Holdings Corp.	3,323	87,962
Fine Semitech Corp.	74	950
*Firstec Co., Ltd.	32	79
Foosung Co., Ltd.	1,866	13,761
*FutureChem Co., Ltd.	12	75
Galaxia Moneytree Co., Ltd.	196	623
*GAMSUNG Corp. Co., Ltd.	955	2,687
GC Cell Corp.	59	1,260
*GemVax & Kael Co., Ltd.	44	462
*GeneOne Life Science, Inc.	296	620
*Genexine, Inc.	1,683	9,807
*Genie Music Corp.	48	103
Global Standard Technology Co., Ltd.	738	11,038
*Global Tax Free Co., Ltd.	215	884
GOLFZON Co., Ltd.	362	23,319
Gradiant Corp.	1,078	8,612
Green Chemical Co., Ltd.	2,479	10,646
Green Cross Corp.	248	17,628
Green Cross Holdings Corp.	1,160	11,630
GS Engineering & Construction Corp.	4,142	40,360
GS Retail Co., Ltd.	3,719	66,915

39

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
HAESUNG DS Co., Ltd.	526	$17,215
Han Kuk Carbon Co., Ltd.	971	8,189
Hana Financial Group, Inc.	13,248	384,526
Hana Materials, Inc.	576	20,194
Hana Micron, Inc.	2,614	47,130
Hana Pharm Co., Ltd.	24	239
*Hana Technology Co., Ltd.	44	2,134
*Hanall Biopharma Co., Ltd.	36	780
*Hancom, Inc.	967	8,370
Handok, Inc.	36	309
Hanjin Transportation Co., Ltd.	32	448
Hankook Shell Oil Co., Ltd.	4	678
Hanmi Pharm Co., Ltd.	330	68,905
Hanmi Science Co., Ltd.	28	656
Hanmi Semiconductor Co., Ltd.	1,654	64,296
HanmiGlobal Co., Ltd.	684	11,016
Hannong Chemicals, Inc.	182	1,377
Hanon Systems	8,837	45,018
Hansae Co., Ltd.	1,329	22,485
Hanshin Machinery Co.	370	1,107
Hansol Chemical Co., Ltd.	640	71,177
Hansol Holdings Co., Ltd.	116	228
*Hansol IONES Co., Ltd.	64	396
Hansol Paper Co., Ltd.	518	3,828
Hansol Technics Co., Ltd.	939	4,172
Hanssem Co., Ltd.	16	581
Hanwha Aerospace Co., Ltd.	2,946	220,315
*Hanwha Galleria Corp.	2,560	1,911
*Hanwha General Insurance Co., Ltd.	3,281	10,070
*Hanwha Investment & Securities Co., Ltd.	4,116	6,994
*Hanwha Life Insurance Co., Ltd.	19,022	39,014
*Hanwha Ocean Co., Ltd.	423	7,392
*Hanwha Solutions Corp.	5,037	106,853
Hanwha Systems Co., Ltd.	1,389	13,062
Hanyang Eng Co., Ltd.	653	6,793
HB SOLUTION Co., Ltd.	767	2,686
HD Hyundai Co., Ltd.	2,236	95,033
HD Hyundai Construction Equipment Co., Ltd.	2,322	76,509
HD Hyundai Electric Co., Ltd.	1,265	70,249
HD Hyundai Energy Solutions Co., Ltd.	134	2,163
*HD Hyundai Heavy Industries Co., Ltd.	288	21,772
HD Hyundai Infracore Co., Ltd.	10,953	54,256
*HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	998	66,728
HDC Holdings Co., Ltd.	2,813	12,893
Heerim Architects & Planners	389	2,333
*Helixmith Co., Ltd.	532	1,603
*HFR, Inc.	168	2,293
Hite Jinro Co., Ltd.	2,109	33,184
*HJ Magnolia Yongpyong Hotel & Resort Corp.	116	249
*HJ Shipbuilding & Construction Co., Ltd.	128	318
HL Holdings Corp.	28	660
HL Mando Co., Ltd.	1,344	32,591
*HLB Life Science Co., Ltd.	4,140	27,313
*HLB Pharmaceutical Co., Ltd.	16	141
*HLB Therapeutics Co., Ltd.	4,007	10,963
*HLB, Inc.	2,271	48,680
HMM Co., Ltd.	3,802	41,017
Home Center Holdings Co., Ltd.	1,068	854

40

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Homecast Co., Ltd.	52	$182
Hotel Shilla Co., Ltd.	2,069	95,442
*Hugel, Inc.	146	15,351
*Humax Co., Ltd.	2,030	4,156
Humedix Co., Ltd.	325	8,206
Huons Co., Ltd.	87	2,603
Huvis Corp.	591	1,851
Huvitz Co., Ltd.	314	3,371
Hwa Shin Co., Ltd.	2,807	20,930
*Hwail Pharm Co., Ltd.	2,192	3,227
*HYBE Co., Ltd.	158	25,679
Hyosung Advanced Materials Corp.	94	24,848
Hyosung Corp.	492	21,493
*Hyosung Heavy Industries Corp.	304	38,423
Hyosung TNC Corp.	192	50,753
*Hyulim ROBOT Co., Ltd.	2,488	2,227
Hyundai Autoever Corp.	383	36,866
Hyundai Bioland Co., Ltd.	20	138
Hyundai Department Store Co., Ltd.	665	26,294
Hyundai Elevator Co., Ltd.	1,597	51,083
Hyundai Ezwel Co., Ltd.	48	220
*Hyundai Livart Furniture Co., Ltd.	52	306
Hyundai Marine & Fire Insurance Co., Ltd.	4,902	114,333
*Hyundai Mipo Dockyard Co., Ltd.	528	27,093
Hyundai Motor Co.	2,749	345,419
Hyundai Motor Securities Co., Ltd.	76	460
Hyundai Pharmaceutical Co., Ltd.	40	118
*Hyundai Rotem Co., Ltd.	3,592	61,837
Hyundai Steel Co.	1,307	31,694
Hyundai Wia Corp.	1,035	42,916
HyVision System, Inc.	784	10,733
i3system, Inc.	60	1,188
*iA, Inc.	340	98
ICD Co., Ltd.	52	268
*Il Dong Pharmaceutical Co., Ltd.	239	2,849
Iljin Electric Co., Ltd.	1,134	10,496
Iljin Holdings Co., Ltd.	96	259
Iljin Power Co., Ltd.	180	1,366
Ilyang Pharmaceutical Co., Ltd.	32	323
iMarketKorea, Inc.	84	486
InBody Co., Ltd.	625	9,973
Incross Co., Ltd.	142	1,031
Industrial Bank of Korea	14,138	116,931
Innocean Worldwide, Inc.	764	24,664
InnoWireless Co., Ltd.	8	129
Innox Advanced Materials Co., Ltd.	816	16,102
*Inscobee, Inc.	140	121
*Insun ENT Co., Ltd.	161	852
Intekplus Co., Ltd.	250	4,979
Intellian Technologies, Inc.	447	23,334
Intelligent Digital Integrated Security Co., Ltd.	78	1,201
*Interflex Co., Ltd.	48	340
Interojo Co., Ltd.	28	636
*iNtRON Biotechnology, Inc.	341	1,573
Inzi Controls Co., Ltd.	170	933
IS Dongseo Co., Ltd.	937	17,449
ISC Co., Ltd.	1,264	64,765
i-SENS, Inc.	168	2,861

41

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
ISU Chemical Co., Ltd.	999	$8,758
IsuPetasys Co., Ltd.	3,184	51,041
ITM Semiconductor Co., Ltd.	12	177
*Jahwa Electronics Co., Ltd.	277	4,307
JASTECH, Ltd.	520	2,892
JB Financial Group Co., Ltd.	5,965	44,609
JC Chemical Co., Ltd.	3,808	18,807
Jeil Pharmaceutical Co., Ltd.	8	89
*Jeisys Medical, Inc.	2,691	20,961
*Jeju Semiconductor Corp.	1,510	4,439
Jinsung T.E.C.	1,023	7,272
JNK Heaters Co., Ltd.	587	2,186
*JNTC Co., Ltd.	64	504
Jusung Engineering Co., Ltd.	3,288	59,769
JVM Co., Ltd.	12	231
JW Holdings Corp.	181	441
JW Life Science Corp.	40	371
JW Pharmaceutical Corp.	696	13,502
*JW Shinyak Corp.	100	165
JYP Entertainment Corp.	2,784	211,498
Kakao Corp.	2,608	72,994
*Kakao Games Corp.	1,275	21,997
KakaoBank Corp.	1,457	19,591
Kangnam Jevisco Co., Ltd.	16	234
Kangwon Land, Inc.	1,202	13,056
KAON Group Co., Ltd.	86	372
KB Financial Group, Inc.	9,419	359,171
KC Tech Co., Ltd.	131	1,839
KCTC	80	231
KEC Corp.	8,466	7,842
KEPCO Plant Service & Engineering Co., Ltd.	2,260	54,553
*KEYEAST Co., Ltd.	28	128
KG Chemical Corp.	5,310	23,708
KG DONGBUSTEEL	1,897	9,874
KG Eco Technology Service Co., Ltd.	584	4,800
*KG Mobility Co.	1,866	10,128
KGMobilians Co., Ltd.	286	1,005
KH Vatec Co., Ltd.	624	6,658
*Kib Plug Energy	2,937	1,777
KidariStudio, Inc.	64	190
KINX, Inc.	122	7,678
KISWIRE, Ltd.	167	2,333
KIWOOM Securities Co., Ltd.	1,247	74,328
*KNW Co., Ltd.	48	276
Koh Young Technology, Inc.	3,940	32,091
Kolmar BNH Co., Ltd.	209	2,544
Kolmar Korea Co., Ltd.	843	33,457
Kolon Corp.	905	10,634
Kolon Industries, Inc.	1,538	49,481
Kolon Plastic, Inc.	444	2,522
KoMiCo, Ltd.	24	786
*Korea Circuit Co., Ltd.	809	8,117
Korea Electric Terminal Co., Ltd.	20	934
Korea Electronic Power Industrial Development Co., Ltd.	578	2,979
*Korea Gas Corp.	1,382	23,382
*Korea Information & Communications Co., Ltd.	110	687
Korea Investment Holdings Co., Ltd.	2,553	95,084
Korea Movenex Co., Ltd.	469	3,091

42

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Korea Petrochemical Ind Co., Ltd.	93	$10,956
Korea Petroleum Industries Co.	32	395
Korea United Pharm, Inc.	154	2,657
Korea Zinc Co., Ltd.	135	46,881
Korean Reinsurance Co.	9,293	61,034
*Krafton, Inc.	648	78,592
*Kt alpha Co., Ltd.	40	160
KT Skylife Co., Ltd.	104	454
KTCS Corp.	3,598	9,444
Kukdong Oil & Chemicals Co., Ltd.	347	1,346
*Kum Yang Co., Ltd.	616	40,047
*Kumho HT, Inc.	528	254
Kumho Petrochemical Co., Ltd.	709	66,514
*Kumho Tire Co., Inc.	1,113	3,465
Kumkang Kind Co., Ltd.	2,017	7,945
Kwang Dong Pharmaceutical Co., Ltd.	4,514	24,700
Kyeryong Construction Industrial Co., Ltd.	24	224
Kyobo Securities Co., Ltd.	2,942	10,576
Kyung Dong Navien Co., Ltd.	536	19,010
Kyung-In Synthetic Corp.	152	405
L&C Bio Co., Ltd.	85	1,781
L&F Co., Ltd.	391	37,752
*LabGenomics Co., Ltd.	11,644	28,279
*Lake Materials Co., Ltd.	5,887	49,169
*LB Semicon, Inc.	514	2,242
Lee Ku Industrial Co., Ltd.	555	1,498
LEENO Industrial, Inc.	462	47,036
LG Chem, Ltd.	572	186,354
LG Corp.	1,140	65,165
LG Electronics, Inc.	6,287	464,117
LG H&H Co., Ltd.	387	90,406
LG HelloVision Co., Ltd.	1,422	3,490
LG Innotek Co., Ltd.	954	157,522
LOT Vacuum Co., Ltd.	724	10,882
Lotte Chemical Corp.	738	79,999
Lotte Chilsung Beverage Co., Ltd.	215	23,163
Lotte Corp.	1,226	23,602
Lotte Data Communication Co.	202	4,173
LOTTE Fine Chemical Co., Ltd.	1,147	47,560
*Lotte Non-Life Insurance Co., Ltd.	794	1,408
Lotte Rental Co., Ltd.	1,343	25,556
Lotte Shopping Co., Ltd.	236	12,599
Lotte Wellfood Co., Ltd.	148	12,493
LS Cable & System Asia, Ltd.	164	1,354
LS Corp.	1,157	67,079
LS Electric Co., Ltd.	1,098	52,032
*LVMC Holdings	2,766	4,280
LX Hausys, Ltd.	113	3,192
LX Semicon Co., Ltd.	1,097	58,158
M.I.Tech Co., Ltd.	140	685
*M2N Co., Ltd.	44	96
Macquarie Korea Infrastructure Fund	18,819	167,491
Macrogen, Inc.	16	191
Maeil Dairies Co., Ltd.	16	536
MCNEX Co., Ltd.	157	3,220
*MDS Tech, Inc.	1,235	1,276
*Medipost Co., Ltd.	12	62
Medytox, Inc.	72	10,956

43

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Meerecompany, Inc.	124	$2,259
Meritz Financial Group, Inc.	6,671	247,961
META BIOMED Co., Ltd.	344	932
*Mgame Corp.	1,233	5,469
MiCo, Ltd.	3,049	17,835
*Mirae Asset Life Insurance Co., Ltd.	4,949	18,505
Mirae Asset Securities Co., Ltd.	11,096	54,225
Miwon Commercial Co., Ltd.	8	977
Miwon Holdings Co., Ltd.	4	248
Miwon Specialty Chemical Co., Ltd.	8	832
MNTech Co., Ltd.	51	574
Mobase Electronics Co., Ltd.	1,481	2,024
*Modetour Network, Inc.	16	189
Motrex Co., Ltd.	52	548
MS Autotech Co., Ltd.	72	273
Multicampus Co., Ltd.	12	275
*Myoung Shin Industrial Co., Ltd.	798	9,259
Namhae Chemical Corp.	1,508	7,917
*Namsun Aluminum Co., Ltd.	8,289	11,753
*Namuga Co., Ltd.	836	6,611
Namyang Dairy Products Co., Ltd.	8	2,731
*NanoenTek, Inc.	28	67
Nasmedia Co., Ltd.	420	6,189
*Nature & Environment Co., Ltd.	92	68
Nature Holdings Co., Ltd. (The)	135	2,164
NAVER Corp.	989	137,232
NCSoft Corp.	589	101,398
*Neowiz	543	11,077
*Nepes Ark Corp.	40	515
*NEPES Corp.	1,404	16,467
*Neptune Co.	214	1,068
*ΩNetmarble Corp.	1,256	35,898
New Power Plasma Co., Ltd.	92	334
Nexen Corp.	52	151
*Nexon Games Co., Ltd.	494	5,487
*Next Entertainment World Co., Ltd.	127	383
NEXTIN, Inc.	314	12,415
NH Investment & Securities Co., Ltd.	8,691	62,292
NHN KCP Corp.	673	4,001
NICE Information & Telecommunication, Inc.	24	363
NICE Information Service Co., Ltd.	3,333	21,717
NICE Total Cash Management Co., Ltd.	878	3,673
Nong Shim Holdings Co., Ltd.	8	388
NongShim Co., Ltd.	82	26,988
NOROO Paint & Coatings Co., Ltd.	170	1,145
NOVAREX Co., Ltd.	60	558
OCI Holdings Co., Ltd.	1,240	89,335
OptoElectronics Solutions Co., Ltd.	12	102
*Orbitech Co., Ltd.	32	77
Orion Corp.	1,851	164,192
Ottogi Corp.	115	31,889
»Paik Kwang Industrial Co., Ltd.	653	3,767
Pan Ocean Co., Ltd.	4,066	12,946
Park Systems Corp.	277	28,714
Partron Co., Ltd.	2,791	17,917
Paseco Co., Ltd.	102	791
*Pearl Abyss Corp.	821	29,939
People & Technology, Inc.	1,372	49,931

44

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
PharmaResearch Co., Ltd.	391	$33,699
*PharmGen Science, Inc.	660	2,649
*Pharmicell Co., Ltd.	64	293
Philoptics Co., Ltd.	579	3,816
PI Advanced Materials Co., Ltd.	1,080	19,592
Posco DX Co., Ltd.	1,949	70,785
Posco M-Tech Co., Ltd.	208	3,265
POSCO Steeleon Co., Ltd.	140	4,893
*Power Logics Co., Ltd.	522	2,528
Protec Co., Ltd.	86	2,706
PSK, Inc.	1,764	22,413
Pulmuone Co., Ltd.	48	356
*Rainbow Robotics	42	4,385
*RaonSecure Co., Ltd.	44	69
*Ray Co., Ltd.	102	1,465
Reyon Pharmaceutical Co., Ltd.	16	167
RFHIC Corp.	56	574
*RFTech Co., Ltd.	1,464	4,005
*Robostar Co., Ltd.	152	2,667
*Robotis Co., Ltd.	4	62
Rsupport Co., Ltd.	52	136
S&S Tech Corp.	116	3,242
S-1 Corp.	1,892	76,490
Sajodaerim Corp.	8	165
*Sam Chun Dang Pharm Co., Ltd.	174	7,911
*Sambu Engineering & Construction Co., Ltd.	23,223	44,450
Samick THK Co., Ltd.	16	118
Samjin Pharmaceutical Co., Ltd.	87	1,356
*ΩSamsung Biologics Co., Ltd.	154	80,846
Samsung Electro-Mechanics Co., Ltd.	956	87,987
Samsung Electronics Co., Ltd.	81,912	4,057,542
Samsung Electronics Co., Ltd., Registered Shares, GDR	292	363,832
*Samsung Engineering Co., Ltd.	13,649	240,024
Samsung Fire & Marine Insurance Co., Ltd.	2,704	517,555
*Samsung Heavy Industries Co., Ltd.	16,712	84,392
Samsung Life Insurance Co., Ltd.	1,825	97,699
*Samsung Pharmaceutical Co., Ltd.	2,337	4,438
Samsung SDI Co., Ltd.	998	314,427
Samsung SDS Co., Ltd.	733	75,007
Samsung Securities Co., Ltd.	8,040	210,145
SAMT Co., Ltd.	2,900	5,443
Samwha Capacitor Co., Ltd.	775	18,650
Samyang Corp.	73	2,243
Samyang Foods Co., Ltd.	280	38,023
Samyang Packaging Corp.	20	223
*Samyoung Co., Ltd.	304	1,121
*Sangbo Corp.	748	924
Sangsin Energy Display Precision Co., Ltd.	689	7,178
Satrec Initiative Co., Ltd.	8	153
SD Biosensor, Inc.	2,738	19,543
SeAH Besteel Holdings Corp.	743	11,966
SeAH Steel Corp.	8	729
SeAH Steel Holdings Corp.	217	32,135
Seegene, Inc.	2,243	31,688
Segyung Hitech Co., Ltd.	372	2,796
Sejin Heavy Industries Co., Ltd.	64	209
Sejong Industrial Co., Ltd.	2,194	8,496
*Sekonix Co., Ltd.	240	1,068

45

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Selvas AI, Inc.	182	$2,250
Seobu T&D	261	1,422
Seoul Auction Co., Ltd.	149	984
Seoul City Gas Co., Ltd.	4	177
Seoul Semiconductor Co., Ltd.	1,616	12,037
Seoyon E-Hwa Co., Ltd.	901	9,507
*»Sewon E&C Co., Ltd.	13,994	2,632
SFA Engineering Corp.	1,462	30,148
*SFA Semicon Co., Ltd.	1,834	6,403
SGC Energy Co., Ltd.	184	3,672
Shin Heung Energy & Electronics Co., Ltd.	167	4,507
Shinhan Financial Group Co., Ltd.	13,866	356,776
Shinil Electronics Co., Ltd.	1,296	1,767
Shinsegae Information & Communication Co., Ltd.	200	1,669
Shinsegae International, Inc.	855	9,851
Shinsegae, Inc.	456	56,994
Shinsung Delta Tech Co., Ltd.	390	11,103
*Shinsung E&G Co., Ltd.	5,444	7,377
*SHOWBOX Corp.	2,020	4,083
SIMMTECH Co., Ltd.	1,430	34,835
*SK Biopharmaceuticals Co., Ltd.	491	27,412
*SK Bioscience Co., Ltd.	284	12,743
SK D&D Co., Ltd.	228	4,634
SK Discovery Co., Ltd.	854	23,365
SK Gas, Ltd.	174	19,068
SK Hynix, Inc.	2,708	233,194
*ΩSK IE Technology Co., Ltd.	134	5,884
*SK Innovation Co., Ltd.	1,321	119,526
*SK oceanplant Co., Ltd.	706	8,385
SK Securities Co., Ltd.	8,890	3,792
SK Telecom Co., Ltd.	274	9,972
#SK Telecom Co., Ltd., ADR	2,023	40,986
SKC Co., Ltd.	636	37,061
SL Corp.	1,074	23,618
SM Entertainment Co., Ltd.	527	39,333
SMCore, Inc.	28	105
*SMEC Co., Ltd.	566	1,488
S-Oil Corp.	2,412	118,586
Solid, Inc.	2,548	11,056
*SOLUM Co., Ltd.	2,297	49,153
Songwon Industrial Co., Ltd.	408	5,166
Soosan Heavy Industries Co., Ltd.	728	1,055
Soulbrain Co., Ltd.	284	48,786
SPC Samlip Co., Ltd.	90	4,312
SPG Co., Ltd.	224	4,478
ST Pharm Co., Ltd.	37	1,863
*Straffic Co., Ltd.	36	94
*Studio Dragon Corp.	518	18,736
*STX Heavy Industries Co., Ltd.	371	2,747
Suheung Co., Ltd.	8	168
*SU-Holdings Co., Ltd.	1,773	1,036
Sung Kwang Bend Co., Ltd.	1,028	10,261
*Sungchang Enterprise Holdings, Ltd.	300	391
Sungwoo Hitech Co., Ltd.	3,662	21,366
*SY Co., Ltd.	905	3,913
*Synergy Innovation Co., Ltd.	326	663
*Synopex, Inc.	1,775	4,869
Systems Technology, Inc.	1,152	23,372

46

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
T&L Co., Ltd.	78	$2,541
Tae Kyung Industrial Co., Ltd.	1,432	7,051
Taeyang Metal Industrial Co., Ltd.	1,043	2,340
*Taihan Electric Wire Co., Ltd.	485	3,990
*Taihan Fiberoptics Co., Ltd.	2,520	2,416
TechWing, Inc.	4,977	31,877
*Telcon RF Pharmaceutical, Inc.	132	67
Telechips, Inc.	390	5,862
*TERA SCIENCE Co., Ltd.	689	951
TES Co., Ltd.	412	5,985
TK Corp.	367	4,130
TKG Huchems Co., Ltd.	2,218	35,884
TLB Co., Ltd.	420	7,137
Tokai Carbon Korea Co., Ltd.	140	8,594
*Tongyang Life Insurance Co., Ltd.	188	610
Toptec Co., Ltd.	438	2,335
Tovis Co., Ltd.	153	1,927
TS Corp.	1,357	3,044
TSE Co., Ltd.	106	2,782
*TSI Co., Ltd.	8	57
*Tuksu Construction Co., Ltd.	32	166
TYM Corp.	2,598	9,522
UBCare Co., Ltd.	44	135
Ubiquoss, Inc.	24	263
Uni-Chem Co., Ltd.	1,414	1,778
Unid Co., Ltd.	121	6,827
Union Materials Corp.	265	483
Union Semiconductor Equipment & Materials Co., Ltd.	1,492	7,623
Uniquest Corp.	304	1,139
*Unison Co., Ltd.	1,639	1,317
*UniTest, Inc.	276	2,234
Unitrontech Co., Ltd.	837	2,417
UTI, Inc.	12	243
Value Added Technology Co., Ltd.	354	7,601
VICTEK Co., Ltd.	274	936
*»Vidente Co., Ltd.	34,567	63,731
Vieworks Co., Ltd.	104	2,264
*Vina Tech Co., Ltd.	220	6,573
Vitzro Tech Co., Ltd.	176	973
Vitzrocell Co., Ltd.	233	2,924
*VT Co., Ltd.	1,115	14,283
Webcash Corp.	32	252
*Wellbiotec Co., Ltd.	760	852
*Wemade Max Co., Ltd.	202	1,553
WiSoL Co., Ltd.	68	304
*Won Tech Co., Ltd.	347	2,359
WONIK IPS Co., Ltd.	1,226	27,233
Wonik Materials Co., Ltd.	422	8,155
Wonik QnC Corp.	1,163	20,280
Woojin, Inc.	558	3,326
Woongjin Thinkbig Co., Ltd.	1,334	2,405
Woori Financial Group, Inc.	31,129	274,285
*Woori Technology, Inc.	1,435	1,355
Woory Industrial Co., Ltd.	20	208
Wooshin Systems Co., Ltd.	69	369
*Woosu AMS Co., Ltd.	270	442
Worldex Industry & Trading Co., Ltd.	3,416	56,151
*Wysiwyg Studios Co., Ltd.	201	350

47

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
Y G-1 Co., Ltd.	64	$250
*Yest Co., Ltd.	20	196
YG Entertainment, Inc.	370	15,041
*YG PLUS	772	2,395
*YIK Corp.	108	255
YMT Co., Ltd.	20	158
Youlchon Chemical Co., Ltd.	16	332
Youngone Corp.	1,748	70,280
Youngone Holdings Co., Ltd.	264	15,286
Yuanta Securities Korea Co., Ltd.	320	560
Yuhan Corp.	1,957	83,175
*Yujin Robot Co., Ltd.	12	91
Zeus Co., Ltd.	758	15,968
Zinus, Inc.	267	3,766

TOTAL KOREA, REPUBLIC OF		21,028,495

KUWAIT — (0.6%)
A’ayan Leasing & Investment Co. KSCP	16,544	8,231
*Agility Public Warehousing Co. KSC	52,320	88,904
Ahli United Bank KSCP	27,000	21,631
Al Ahli Bank of Kuwait KSCP	34,643	23,950
*ALAFCO Aviation Lease & Finance Co. KSCP	2,000	1,073
Boubyan Bank KSCP	24,180	45,774
Boursa Kuwait Securities Co. KPSC	3,546	19,852
Burgan Bank SAK	35,377	18,629
Combined Group Contracting Co. SAK	7,914	10,763
Gulf Bank KSCP	124,816	95,563
Gulf Cables & Electrical Industries Group Co. KSCP	2,977	11,348
Heavy Engineering & Ship Building Co. KSCP	5,598	13,654
Humansoft Holding Co. KSC	1,715	16,842
Kuwait Finance House KSCP	79,259	175,135
Kuwait International Bank KSCP	34,816	16,534
Kuwait Real Estate Co. KSC	49,378	25,363
Kuwait Telecommunications Co.	10,788	18,471
National Bank of Kuwait SAKP	78,988	223,784
Salhia Real Estate Co. KSCP	19,855	25,721
Warba Bank KSCP	50,475	28,046

TOTAL KUWAIT		889,268

MALAYSIA — (1.3%)
Aeon Co. M BHD	700	159
#AFFIN Bank BHD	554	235
*AGMO HOLDINGS BHD	5,108	611
Ajinomoto Malaysia BHD	100	323
Alliance Bank Malaysia BHD	48,900	35,203
AMMB Holdings BHD	68,500	54,921
Ancom Nylex BHD	2,100	529
#Astro Malaysia Holdings BHD	4,200	366
#Bank Islam Malaysia BHD	42,200	19,043
*Berjaya Corp. BHD	10,200	621
#Berjaya Food BHD	43,800	6,251
Bermaz Auto BHD	60,600	31,798
Cahya Mata Sarawak BHD	49,000	11,416
Carlsberg Brewery Malaysia BHD	7,800	32,578
#CIMB Group Holdings BHD	72,200	86,528
*Coastal Contracts BHD	200	81
D&O Green Technologies BHD	24,300	16,729
Dayang Enterprise Holdings BHD	73,700	28,771
Dialog Group BHD	128,100	57,806

48

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
#DRB-Hicom BHD	1,800	$525
#Dufu Technology Corp. BHD	900	325
Duopharma Biotech BHD	1,722	430
#*Ekovest BHD	49,600	4,945
Formosa Prosonic Industries BHD	600	360
Fraser & Neave Holdings BHD	6,000	32,868
#Frontken Corp. BHD	63,200	42,182
Gamuda BHD	120,204	117,063
Gas Malaysia BHD	600	414
*Genetec Technology BHD	50,600	25,064
Genting Malaysia BHD	70,200	35,656
Globetronics Technology BHD	1,600	480
#*Greatech Technology BHD	25,000	24,242
*Guan Chong BHD	1,000	456
#Heineken Malaysia BHD	8,000	40,029
Hextar Global BHD	11,700	1,780
#Hong Leong Bank BHD	6,800	27,688
#Hong Leong Financial Group BHD	900	3,317
Hong Leong Industries BHD	200	378
IHH Healthcare BHD	24,600	30,979
#IOI Properties Group BHD	7,800	3,029
*JAKS Resources BHD	5,500	225
Kerjaya Prospek Group BHD	700	204
*KNM Group BHD	16,500	346
KPJ Healthcare BHD	64,200	17,248
LBS Bina Group BHD	2,100	227
LPI Capital BHD	8,800	22,127
Magni-Tech Industries BHD	600	248
#Magnum BHD	2,900	651
#Mah Sing Group BHD	38,900	6,695
Malayan Banking BHD	52,900	100,149
Malaysia Airports Holdings BHD	33,725	52,309
#Malaysia Building Society BHD	129,200	19,660
Malaysian Pacific Industries BHD	6,300	34,035
#Malaysian Resources Corp. BHD	29,600	2,672
Matrix Concepts Holdings BHD	7,800	2,521
Mi Technovation BHD	800	287
ΩMR DIY Group M BHD	134,400	41,749
My EG Services BHD	492,631	80,649
Padini Holdings BHD	19,000	15,752
Pentamaster Corp. BHD	1,200	1,259
Perak Transit BHD	900	225
Petron Malaysia Refining & Marketing BHD	300	284
#Petronas Chemicals Group BHD	23,400	36,049
Petronas Dagangan BHD	14,000	67,172
PIE Industrial BHD	500	325
#Press Metal Aluminium Holdings BHD	30,400	31,392
Public Bank BHD	258,200	225,441
RHB Bank BHD	50,550	59,202
Sam Engineering & Equipment M BHD	200	182
Scientex BHD	47,300	36,236
#Sime Darby BHD	197,100	94,734
Sime Darby Property BHD	4,600	594
#SP Setia BHD Group	67,800	11,953
Sports Toto BHD	74,400	22,643
Sunway BHD	63,300	24,579
Sunway Construction Group BHD	1,600	641
Syarikat Takaful Malaysia Keluarga BHD	14,000	10,813

49

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MALAYSIA — (Continued)
TIME dotCom BHD	58,200	$64,985
*Tropicana Corp. BHD	1,900	483
Uchi Technologies BHD	900	652
#UEM Sunrise BHD	76,700	12,798
#UMW Holdings BHD	28,400	28,910
UOA Development BHD	1,300	461
*UWC BHD	1,300	996
*Velesto Energy BHD	325,700	17,432
#ViTrox Corp. BHD	11,600	16,750
VS Industry BHD	45,400	8,481
WCT Holdings BHD	4,800	519
Wellcall Holdings BHD	1,600	517
Westports Holdings BHD	10,800	7,616
*Widad Group BHD	2,500	236
Yinson Holdings BHD	55,100	28,333
*YNH Property BHD	400	428
YTL Power International BHD	9,800	4,340

TOTAL MALAYSIA		1,991,594

MEXICO — (2.3%)
#Alpek SAB de CV	20,000	11,754
*Alsea SAB de CV	19,100	63,310
America Movil SAB de CV, ADR	10,731	178,135
America Movil SAB de CV, Class B	69,118	57,085
Arca Continental SAB de CV	6,700	60,041
ΩBanco del Bajio SA	22,600	68,715
Becle SAB de CV	15,100	26,682
Bolsa Mexicana de Valores SAB de CV	25,700	39,960
Coca-Cola Femsa SAB de CV, Sponsored ADR	1,299	98,750
Consorcio ARA SAB de CV	13,100	2,402
Corp Inmobiliaria Vesta SAB de CV	39,205	122,786
Corp. Inmobiliaria Vesta Sab de CV, ADR	100	3,144
El Puerto de Liverpool SAB de CV	8,865	45,074
Fomento Economico Mexicano SAB de CV	3,272	36,945
Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,972	223,645
Genomma Lab Internacional SAB de CV, Class B	74,300	55,232
Gentera SAB de CV	36,178	38,276
Grupo Aeroportuario del Centro Norte SAB de CV	1,200	9,187
Grupo Aeroportuario del Centro Norte SAB de CV, Sponsored ADR	1,536	93,957
#Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	1,619	188,500
Grupo Aeroportuario del Sureste SAB de CV, Sponsored ADR	508	109,835
Grupo Bimbo SAB de CV, Class A	37,175	150,693
Grupo Carso SAB de CV, Class A1	7,946	50,864
Grupo Comercial Chedraui SA de CV	15,600	90,750
Grupo Financiero Banorte SAB de CV, Class O	50,319	407,084
*Grupo Financiero Inbursa SAB de CV, Class O	47,657	98,228
Grupo Herdez SAB de CV	9,200	20,884
Grupo Industrial Saltillo SAB de CV	2,700	4,001
Grupo Mexico SAB de CV, Class B	46,022	190,864
*Grupo Pochteca SAB de CV	200	80
Grupo Rotoplas SAB de CV	9,600	12,906
#Grupo Televisa SAB	179,600	81,677
*ΩGrupo Traxion SAB de CV	45,200	66,850
*Industrias Penoles SAB de CV	8,273	91,414
La Comer SAB de CV	35,604	70,920
Medica Sur SAB de CV, Class B	200	471
Megacable Holdings SAB de CV	47,937	93,866
Orbia Advance Corp. SAB de CV	60,300	97,733
*Organizacion Soriana SAB de CV, Class B	500	862

50

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
MEXICO — (Continued)
Promotora y Operadora de Infraestructura SAB de CV	13,120	$107,973
Qualitas Controladora SAB de CV	5,600	46,229
Regional SAB de CV	8,322	62,988
Wal-Mart de Mexico SAB de CV	92,400	330,640

TOTAL MEXICO		3,611,392

PERU — (0.1%)
#Cia de Minas Buenaventura SAA, Sponsored ADR	1,528	12,377
Credicorp, Ltd.	783	97,843
Intercorp Financial Services, Inc.	82	1,540

TOTAL PERU		111,760

PHILIPPINES — (0.3%)
*8990 Holdings, Inc.	1,300	207
Alliance Global Group, Inc.	8,700	1,625
Ayala Land, Inc.	28,900	14,185
*AyalaLand Logistics Holdings Corp.	4,000	119
Bank of the Philippine Islands	15,986	28,315
Belle Corp.	17,000	354
*Converge Information and Communications Technology Solutions, Inc.	145,000	21,390
D&L Industries, Inc.	88,100	9,937
DM Wenceslao and Associates, Inc.	1,300	144
DoubleDragon Corp.	2,700	324
Ginebra San Miguel, Inc.	300	898
Global Ferronickel Holdings, Inc.	6,000	272
*Golden MV Holdings, Inc.	40	578
GT Capital Holdings, Inc.	10,970	106,143
International Container Terminal Services, Inc.	17,370	61,594
JG Summit Holdings, Inc.	9,360	6,063
Jollibee Foods Corp.	10,770	38,912
LT Group, Inc.	64,500	10,060
Manila Electric Co.	3,380	21,147
*ΩMonde Nissin Corp.	45,800	6,619
Nickel Asia Corp.	218,100	20,949
Petron Corp.	15,000	864
*Philippine Seven Corp.	400	536
Philippine Stock Exchange, Inc. (The)	60	179
Puregold Price Club, Inc.	42,100	20,107
Rizal Commercial Banking Corp.	2,400	990
Robinsons Land Corp.	63,300	15,552
Robinsons Retail Holdings, Inc.	1,600	1,156
Security Bank Corp.	10,940	14,846
*Shell Pilipinas Corp.	2,500	564
SM Investments Corp.	1,350	19,058
Vista Land & Lifescapes, Inc.	17,000	479
Wilcon Depot, Inc.	45,400	15,843

TOTAL PHILIPPINES		440,009

POLAND — (0.8%)
*11 bit studios SA	39	5,636
AB SA	36	571
*Alior Bank SA	4,538	71,268
*ΩAllegro.eu SA	6,276	44,903
*Amica SA	20	337
*AmRest Holdings SE	666	4,220
Apator SA	72	253
Arctic Paper SA	464	1,956
ASBISc Enterprises PLC	3,971	27,120
Asseco Poland SA	3,643	66,610
Asseco South Eastern Europe SA	80	873

51

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
POLAND — (Continued)
Auto Partner SA	2,386	$13,504
Bank Handlowy w Warszawie SA	1,498	30,678
*Bank Ochrony Srodowiska SA	64	141
Benefit Systems SA	92	38,970
*BNPP Bank Polska SA	32	491
Boryszew SA	416	594
Budimex SA	554	61,789
*CCC SA	3,880	36,646
CD Projekt SA	1,999	49,809
Celon Pharma SA	76	274
*CI Games SA	2,774	1,965
ComArch SA	12	427
*Cyfrowy Polsat SA	12,356	38,455
Develia SA	2,224	2,610
*ΩDino Polska SA	931	88,041
Dom Development SA	181	6,726
*Fabryki Mebli Forte SA	92	410
Ferro SA	68	447
*Grenevia SA	780	555
Grupa Kety SA	841	141,697
*ING Bank Slaski SA	1,056	54,755
Inter Cars SA	443	59,922
KGHM Polska Miedz SA	2,790	74,318
LPP SA	25	80,446
*Lubawa SA	4,560	2,457
*mBank SA	473	58,345
Mirbud SA	554	1,023
Neuca SA	138	24,888
*NEWAG SA	96	474
*Pepco Group NV	4,431	17,928
PlayWay SA	4	328
*Polimex-Mostostal SA	3,038	3,143
Powszechny Zaklad Ubezpieczen SA	9,338	105,501
*Santander Bank Polska SA	306	33,141
*Selvita SA	8	119
TEN Square Games SA	900	17,011
Text SA	811	21,824
Tim SA	28	318
VRG SA	440	320
Wirtualna Polska Holding SA	1,333	33,973

TOTAL POLAND		1,328,210

QATAR — (0.8%)
Aamal Co.	159,065	35,867
Al Meera Consumer Goods Co. QSC	4,749	16,800
*Baladna	32,194	9,912
Barwa Real Estate Co.	87,579	60,855
Commercial Bank PSQC (The)	96,074	135,258
Doha Bank QPSC	141,155	58,734
Gulf International Services QSC	68,809	51,782
Gulf Warehousing Co.	1,092	889
*Lesha Bank LLC	2,128	805
Mannai Corp. QSC	17,754	18,344
Masraf Al Rayan QSC	208,563	120,292
*Mazaya Real Estate Development QPSC	67,788	11,171
Medicare Group	356	527
Mesaieed Petrochemical Holding Co.	51,289	22,397
Qatar Aluminum Manufacturing Co.	88,013	29,926
Qatar Fuel QSC	17,827	72,708

52

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
QATAR — (Continued)
Qatar Industrial Manufacturing Co. QSC	512	$422
*Qatar Insurance Co. SAQ	63,465	42,949
Qatar International Islamic Bank QSC	27,194	69,087
Qatar Islamic Bank SAQ	14,206	67,889
Qatar National Bank QPSC	82,917	339,092
United Development Co. QSC	111,149	29,703
Vodafone Qatar QSC	80,757	39,480
Zad Holding Co.	277	1,027

TOTAL QATAR		1,235,916

SAUDI ARABIA — (3.2%)
Abdullah Al Othaim Markets Co.	14,276	49,545
*Al Abdullatif Industrial Investment Co.	60	230
*Al Alamiya for Cooperative Insurance Co.	120	502
Al Babtain Power & Telecommunication Co.	72	357
Al Hammadi Holding	3,661	52,696
*Al Hassan Ghazi Ibrahim Shaker Co.	850	4,613
*Al Khaleej Training and Education Co.	802	4,160
Al Khorayef Water & Power Technologies Co.	429	15,643
Al Masane Al Kobra Mining Co.	474	6,658
Al Moammar Information Systems Co.	1,009	36,577
Al Rajhi Bank	19,459	348,038
Alandalus Property Co.	1,706	9,568
Alaseel Co.	240	274
Aldrees Petroleum and Transport Services Co.	3,134	98,240
Alinma Bank	14,033	123,064
*Allianz Saudi Fransi Cooperative Insurance Co.	2,408	10,308
Almunajem Foods Co.	1,018	16,878
*Alujain Corp.	1,785	17,985
Arab National Bank	18,958	120,067
Arabian Centres Co., Ltd.	4,875	26,067
Arabian Contracting Services Co.	1,542	82,945
Arabian Internet & Communications Services Co.	1,249	104,139
Arriyadh Development Co.	2,126	11,334
Astra Industrial Group	1,678	40,702
Ataa Educational Co.	24	393
Bank AlBilad	11,500	114,031
*Bank Al-Jazira	20,224	88,193
Banque Saudi Fransi	5,723	54,688
Basic Chemical Industries, Ltd.	40	319
Bawan Co.	1,210	10,386
BinDawood Holding Co.	6,050	9,740
Bupa Arabia for Cooperative Insurance Co.	4,298	244,022
Co. for Cooperative Insurance (The)	2,282	73,479
Dallah Healthcare Co.	1,621	63,948
*Dar Al Arkan Real Estate Development Co.	33,918	136,518
Dr Sulaiman Al Habib Medical Services Group Co., Class H	2,705	181,699
Electrical Industries Co.	4,800	2,687
*Emaar Economic City	6,810	13,287
Etihad Etisalat Co.	13,656	167,806
*Fawaz Abdulaziz Al Hokair & Co.	1,862	9,629
*Halwani Brothers Co.	48	563
Herfy Food Services Co.	52	414
Jarir Marketing Co.	40,573	156,599
*Jazan Energy and Development Co.	56	194
L’Azurde Co. for Jewelry	60	195
Leejam Sports Co. JSC	1,362	55,764
Maharah Human Resources Co.	1,684	28,997
*Methanol Chemicals Co.	1,692	8,344

53

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SAUDI ARABIA — (Continued)
*Middle East Healthcare Co.	1,963	$36,104
Middle East Paper Co.	2,148	15,688
Mouwasat Medical Services Co.	3,399	90,601
Nahdi Medical Co.	348	13,153
*National Agriculture Development Co. (The)	2,891	35,255
National Co. for Glass Industries (The)	674	5,587
National Co. for Learning & Education	16	421
National Gas & Industrialization Co.	2,132	32,961
National Medical Care Co.	719	23,497
*Rabigh Refining & Petrochemical Co.	5,506	14,794
Riyad Bank	32,341	228,877
SABIC Agri-Nutrients Co.	4,496	160,349
Saudi Airlines Catering Co.	3,828	106,526
Saudi Automotive Services Co.	1,259	19,129
Saudi Awwal Bank	12,184	108,635
Saudi Basic Industries Corp.	7,584	155,658
Saudi Ceramic Co.	2,279	14,458
Saudi Chemical Co. Holding	7,980	8,508
*Saudi Co. For Hardware CJSC	44	313
*Saudi Ground Services Co.	3,167	24,608
Saudi Industrial Investment Group	11,747	75,023
*Saudi Kayan Petrochemical Co.	19,422	54,773
Saudi Marketing Co.	92	491
Saudi National Bank (The)	41,683	372,765
*Saudi Paper Manufacturing Co.	56	547
*Saudi Pharmaceutical Industries & Medical Appliances Corp.	1,014	8,027
*Saudi Printing & Packaging Co.	80	298
*Saudi Public Transport Co.	160	692
*Saudi Real Estate Co.	272	867
*Saudi Research & Media Group	1,580	59,383
Saudi Tadawul Group Holding Co.	730	32,340
Saudi Telecom Co.	27,435	280,814
Saudia Dairy & Foodstuff Co.	256	20,471
Savola Group (The)	10,199	98,956
*Seera Group Holding	8,813	55,439
*Sinad Holding Co.	236	642
*Takween Advanced Industries Co.	66	232
Tanmiah Food Co.	378	8,766
Theeb Rent A Car Co.	1,671	27,170
United Electronics Co.	3,575	76,329
United International Transportation Co.	2,509	44,942

TOTAL SAUDI ARABIA		4,916,574

SOUTH AFRICA — (2.4%)
Adcock Ingram Holdings, Ltd.	224	647
AECI, Ltd.	9,934	58,506
Afrimat, Ltd.	4,961	13,739
Altron, Ltd., Class A	1,124	512
Anglo American Platinum, Ltd.	415	13,813
#*Anglogold Ashanti PLC	7,463	133,140
Aspen Pharmacare Holdings, Ltd.	14,262	128,790
Barloworld, Ltd.	8,917	37,286
Bid Corp., Ltd.	9,616	202,811
Bidvest Group, Ltd. (The)	17,164	241,535
Capitec Bank Holdings, Ltd.	894	78,918
Clicks Group, Ltd.	10,518	154,088
Coronation Fund Managers, Ltd.	13,068	21,059
Curro Holdings, Ltd.	2,276	1,232
DataTec, Ltd.	22,100	41,555

54

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
SOUTH AFRICA — (Continued)
ΩDis-Chem Pharmacies, Ltd.	25,155	$32,754
Discovery, Ltd.	15,784	108,258
DRDGOLD, Ltd.	2,585	2,264
DRDGOLD, Ltd., ADR	190	1,617
Famous Brands, Ltd.	469	1,437
FirstRand, Ltd.	53,347	174,836
Foschini Group, Ltd. (The)	11,713	62,923
Gold Fields, Ltd., Sponsored ADR	28,783	374,755
Grindrod, Ltd.	26,206	15,167
Hudaco Industries, Ltd.	136	1,120
Impala Platinum Holdings, Ltd.	22,175	91,885
Investec, Ltd.	8,025	43,650
Invicta Holdings, Ltd.	296	426
Italtile, Ltd.	16,413	10,068
*KAP, Ltd.	21,039	2,503
Kumba Iron Ore, Ltd.	3,204	84,398
Lewis Group, Ltd.	92	190
Life Healthcare Group Holdings, Ltd.	40,735	40,350
Momentum Metropolitan Holdings	72,166	80,724
Motus Holdings, Ltd.	10,828	53,439
Mpact, Ltd.	540	807
Mr Price Group, Ltd.	8,286	59,541
MTN Group, Ltd.	18,464	89,607
*MultiChoice Group	3,183	11,853
Nedbank Group, Ltd.	5,177	55,388
NEPI Rockcastle NV	21,915	117,671
Netcare, Ltd.	46,867	32,275
Old Mutual, Ltd.	131,043	82,833
Omnia Holdings, Ltd.	11,801	36,429
OUTsurance Group, Ltd.	10,353	22,267
ΩPepkor Holdings, Ltd.	12,322	11,174
Pick n Pay Stores, Ltd.	11,130	14,842
PSG Financial Services, Ltd.	49,064	37,844
Raubex Group, Ltd.	316	412
Reunert, Ltd.	7,975	24,967
RFG Holdings, Ltd.	448	251
Sanlam, Ltd.	31,497	109,829
Santam, Ltd.	2,889	42,085
Sappi, Ltd.	21,923	45,853
Shoprite Holdings, Ltd.	6,719	85,598
Sibanye Stillwater, Ltd.	62,616	79,828
#Sibanye Stillwater, Ltd., ADR	735	3,734
*Southern Sun, Ltd.	1,656	412
SPAR Group, Ltd. (The)	14,546	87,290
Spur Corp., Ltd.	176	253
Stadio Holdings, Ltd.	1,044	257
Standard Bank Group, Ltd.	9,528	92,953
Super Group, Ltd.	559	948
Tiger Brands, Ltd.	2,508	23,063
Transaction Capital, Ltd.	13,744	3,548
Truworths International, Ltd.	14,649	58,996
*Wilson Bayly Holmes-Ovcon, Ltd.	7,013	44,225
Woolworths Holdings, Ltd.	27,401	101,422
*Zeda, Ltd.	8,402	4,818

TOTAL SOUTH AFRICA		3,693,668

TAIWAN — (17.7%)
91APP, Inc.	1,000	2,870
Ability Enterprise Co., Ltd.	7,000	4,856

55

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
AcBel Polytech, Inc.	94,886	$111,166
Accton Technology Corp.	27,000	414,968
Acer, Inc.	193,000	202,907
*Acon Holding, Inc.	6,000	1,735
Acter Group Corp., Ltd.	6,000	33,205
ADATA Technology Co., Ltd.	14,110	42,371
Advanced Energy Solution Holding Co., Ltd.	1,000	18,899
Advanced International Multitech Co., Ltd.	2,000	4,088
Advancetek Enterprise Co., Ltd.	9,000	9,726
Advantech Co., Ltd.	8,399	85,841
Airtac International Group	2,000	65,361
Alchip Technologies, Ltd.	1,000	80,931
*ALI Corp.	1,000	734
All Ring Tech Co., Ltd.	10,000	36,072
Allied Supreme Corp.	3,000	28,811
Allis Electric Co., Ltd.	18,540	29,038
Alltek Technology Corp.	3,000	3,108
Alpha Networks, Inc.	18,000	19,618
Altek Corp.	5,000	5,187
Anpec Electronics Corp.	3,000	13,966
AP Memory Technology Corp.	2,000	22,013
Arcadyan Technology Corp.	4,000	18,992
Argosy Research, Inc.	4,000	14,367
ASE Technology Holding Co., Ltd.	98,000	342,932
Asia Optical Co., Inc.	9,000	16,787
Asia Polymer Corp.	13,000	9,439
Asia Vital Components Co., Ltd.	26,337	230,200
ASPEED Technology, Inc.	2,000	158,471
Asustek Computer, Inc.	28,000	291,784
AUO Corp.	86,000	41,363
AURAS Technology Co., Ltd.	3,000	26,314
Avermedia Technologies	3,000	3,034
Bafang Yunji International Co., Ltd.	2,000	10,328
*Bank of Kaohsiung Co., Ltd.	2,060	740
Basso Industry Corp.	1,000	1,198
BenQ Materials Corp.	3,000	3,186
BES Engineering Corp.	113,000	40,762
*Biostar Microtech International Corp.	12,000	8,713
Bizlink Holding, Inc.	6,038	46,818
Bora Pharmaceuticals Co., Ltd.	1,000	20,009
Brighton-Best International Taiwan, Inc.	11,000	11,293
Browave Corp.	1,000	2,624
Capital Securities Corp.	76,000	33,390
Career Technology MFG. Co., Ltd.	17,000	10,535
Castles Technology Co., Ltd.	26,250	104,806
Cathay Financial Holding Co., Ltd.	145,979	197,579
Cathay Real Estate Development Co., Ltd.	36,000	16,871
CCP Contact Probes Co., Ltd.	8,000	9,940
*Central Reinsurance Co., Ltd.	33,284	23,038
Chaintech Technology Corp.	1,000	1,341
Champion Building Materials Co., Ltd.	900	249
Chang Hwa Commercial Bank, Ltd.	42,025	22,221
Chang Wah Electromaterials, Inc.	12,000	11,173
Chang Wah Technology Co., Ltd.	31,000	30,823
Channel Well Technology Co., Ltd.	3,000	7,557
CHC Healthcare Group	1,000	1,865
Cheng Loong Corp.	37,000	32,283
Cheng Mei Materials Technology Corp.	8,699	3,312

56

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Cheng Shin Rubber Industry Co., Ltd.	50,000	$68,059
Cheng Uei Precision Industry Co., Ltd.	17,000	20,153
Chicony Electronics Co., Ltd.	33,000	126,669
Chicony Power Technology Co., Ltd.	8,000	27,624
China Bills Finance Corp.	25,000	10,983
China Chemical & Pharmaceutical Co., Ltd.	13,000	9,198
*China Development Financial Holding Corp.	349,000	121,588
China General Plastics Corp.	20,000	13,165
*China Man-Made Fiber Corp.	42,000	10,269
China Metal Products	4,000	4,322
China Steel Chemical Corp.	3,000	11,007
China Steel Corp.	92,000	68,500
China Wire & Cable Co., Ltd.	3,000	3,131
Chipbond Technology Corp.	33,000	69,185
Chlitina Holding, Ltd.	3,000	18,036
Chong Hong Construction Co., Ltd.	6,000	13,356
Chroma ATE, Inc.	19,000	127,702
Chun Yuan Steel Industry Co., Ltd.	1,000	498
Chung Hung Steel Corp.	49,000	32,556
Chung Hwa Chemical Industrial Works, Ltd.	2,000	1,739
Chung Hwa Pulp Corp.	5,000	3,206
Chung-Hsin Electric & Machinery Manufacturing Corp.	55,000	158,039
Cleanaway Co., Ltd.	5,000	26,669
Compal Electronics, Inc.	205,000	177,285
Concord International Securities Co., Ltd.	3,000	1,406
*Concord Securities Co., Ltd.	26,000	10,381
Continental Holdings Corp.	15,000	12,440
Coremax Corp.	5,457	12,046
Coretronic Corp.	33,000	74,272
Co-Tech Development Corp.	9,000	16,205
Crowell Development Corp.	2,000	1,686
*CSBC Corp. Taiwan	14,000	8,697
CTBC Financial Holding Co., Ltd.	586,000	439,929
CTCI Corp.	25,000	30,407
CyberPower Systems, Inc.	4,200	25,250
*CyberTAN Technology, Inc.	15,000	10,590
DA CIN Construction Co., Ltd.	11,200	13,225
Da-Li Development Co., Ltd.	1,050	1,028
Darfon Electronics Corp.	6,000	8,028
Darwin Precisions Corp.	14,000	5,957
Daxin Materials Corp.	4,000	10,914
De Licacy Industrial Co., Ltd.	1,060	425
Delta Electronics, Inc.	19,000	170,171
Dimerco Express Corp.	10,500	25,671
D-Link Corp.	44,000	24,825
Drewloong Precision, Inc.	1,000	4,548
Dynapack International Technology Corp.	4,000	9,681
E Ink Holdings, Inc.	15,000	77,694
E&R Engineering Corp.	2,000	3,817
E.Sun Financial Holding Co., Ltd.	212,990	156,615
Eastech Holding, Ltd.	2,000	3,626
*Eastern Media International Corp.	17,028	11,471
Eclat Textile Co., Ltd.	5,000	79,235
Edison Opto Corp.	10,000	7,245
Edom Technology Co., Ltd.	4,000	2,867
Elan Microelectronics Corp.	13,000	57,715
E-Lead Electronic Co., Ltd.	4,000	7,708
Elite Advanced Laser Corp.	7,000	12,474

57

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Elite Material Co., Ltd.	7,000	$77,478
Elite Semiconductor Microelectronics Technology, Inc.	47,000	121,575
Elitegroup Computer Systems Co., Ltd.	17,000	13,418
eMemory Technology, Inc.	3,000	186,373
Ennoconn Corp.	3,000	23,031
*Ennostar, Inc.	18,000	22,864
Eson Precision Ind Co., Ltd.	3,000	5,235
Eternal Materials Co., Ltd.	48,000	41,141
Etron Technology, Inc.	133,835	168,351
Ever Supreme Bio Technology Co., Ltd.	1,000	6,151
Evergreen Aviation Technologies Corp.	1,000	2,895
Evergreen International Storage & Transport Corp.	13,000	11,964
Everlight Chemical Industrial Corp.	37,000	21,959
Everlight Electronics Co., Ltd.	19,000	25,950
Far Eastern Department Stores, Ltd.	3,000	2,215
Far Eastern International Bank	369,000	130,831
Far Eastern New Century Corp.	65,000	59,118
Far EasTone Telecommunications Co., Ltd.	31,000	72,542
Faraday Technology Corp.	26,000	242,084
Farglory Land Development Co., Ltd.	18,000	33,131
Feedback Technology Corp.	4,000	10,705
Feng Hsin Steel Co., Ltd.	9,000	17,453
Feng TAY Enterprise Co., Ltd.	10,520	57,895
First Financial Holding Co., Ltd.	261,170	208,549
First Hi-Tec Enterprise Co., Ltd.	3,000	10,128
First Insurance Co., Ltd. (The)	2,000	1,039
Fitipower Integrated Technology, Inc.	3,900	32,044
FLEXium Interconnect, Inc.	20,000	51,488
FocalTech Systems Co., Ltd.	23,000	57,154
Forcecon Tech Co., Ltd.	4,000	16,279
Formosa Laboratories, Inc.	16,000	42,374
Formosa Plastics Corp.	24,000	56,975
Formosan Union Chemical	3,000	1,896
Fortune Electric Co., Ltd.	4,000	27,624
Founding Construction & Development Co., Ltd.	1,000	595
Foxsemicon Integrated Technology, Inc.	4,000	22,507
Fu Hua Innovation Co., Ltd.	19,510	15,489
Fubon Financial Holding Co., Ltd.	212,100	393,008
Fulgent Sun International Holding Co., Ltd.	9,000	35,656
Fusheng Precision Co., Ltd.	6,000	37,460
Gamania Digital Entertainment Co., Ltd.	9,000	18,591
Gemtek Technology Corp.	28,000	28,142
General Interface Solution Holding, Ltd.	12,000	20,644
Genius Electronic Optical Co., Ltd.	3,000	35,193
GeoVision, Inc.	3,000	3,700
Getac Holdings Corp.	19,000	42,352
Giant Manufacturing Co., Ltd.	10,036	50,435
Gigabyte Technology Co., Ltd.	36,000	241,406
*Gigastorage Corp.	2,000	1,030
Global Unichip Corp.	3,000	132,727
*Globe Union Industrial Corp.	1,111	471
Gloria Material Technology Corp.	19,000	26,126
Goldsun Building Materials Co., Ltd.	37,000	28,747
Gordon Auto Body Parts	4,000	3,718
Gourmet Master Co., Ltd.	4,000	11,987
Grape King Bio, Ltd.	3,000	13,689
Great China Metal Industry	1,000	729
Great Tree Pharmacy Co., Ltd.	4,912	51,414

58

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Greatek Electronics, Inc.	8,000	$14,355
Group Up Industrial Co., Ltd.	1,000	4,794
GTM Holdings Corp.	1,000	903
Gudeng Precision Industrial Co., Ltd.	1,000	10,359
Harvatek Corp.	3,000	2,409
Hey Song Corp.	10,000	11,793
Highwealth Construction Corp.	55,000	69,015
Hiwin Technologies Corp.	7,000	42,192
Hocheng Corp.	10,000	5,472
Holtek Semiconductor, Inc.	1,000	1,899
Holy Stone Enterprise Co., Ltd.	4,200	12,289
Hon Hai Precision Industry Co., Ltd.	193,000	574,210
Hong Pu Real Estate Development Co., Ltd.	1,000	834
Hong TAI Electric Industrial	12,000	9,009
Hotai Motor Co., Ltd.	3,060	56,889
Hsin Kuang Steel Co., Ltd.	8,000	11,494
*HTC Corp.	4,000	5,439
Hu Lane Associate, Inc.	3,000	12,764
HUA ENG Wire & Cable Co., Ltd.	5,000	2,960
Hua Nan Financial Holdings Co., Ltd.	196,000	122,670
Huaku Development Co., Ltd.	12,000	33,889
Hung Ching Development & Construction Co., Ltd.	1,000	698
Hung Sheng Construction, Ltd.	23,000	12,729
Hwacom Systems, Inc.	4,000	2,097
Ibase Technology, Inc.	2,000	4,773
*IBF Financial Holdings Co., Ltd.	141,000	49,992
Ichia Technologies, Inc.	11,000	11,056
I-Chiun Precision Industry Co., Ltd.	7,000	10,003
Innodisk Corp.	4,059	37,293
Inpaq Technology Co., Ltd.	4,000	8,090
Insyde Software Corp.	1,000	4,625
Integrated Service Technology, Inc.	2,000	5,186
International Games System Co., Ltd.	14,000	268,907
Inventec Corp.	98,000	121,461
ITE Technology, Inc.	2,000	10,020
ITEQ Corp.	9,000	21,061
Jarllytec Co., Ltd.	1,000	4,578
Jean Co., Ltd.	8,096	4,793
Jentech Precision Industrial Co., Ltd.	2,000	35,456
Jinan Acetate Chemical Co., Ltd.	1,141	34,052
Johnson Health Tech Co., Ltd.	5,000	10,159
Kaori Heat Treatment Co., Ltd.	2,000	12,887
KEE TAI Properties Co., Ltd.	11,000	5,104
Kenda Rubber Industrial Co., Ltd.	13,650	12,289
Kerry TJ Logistics Co., Ltd.	1,000	1,144
Kindom Development Co., Ltd.	22,000	23,163
King Slide Works Co., Ltd.	2,000	43,287
King’s Town Bank Co., Ltd.	37,000	42,378
Kinko Optical Co., Ltd.	1,000	795
Kinpo Electronics	60,000	25,713
Kinsus Interconnect Technology Corp.	12,000	35,073
KNH Enterprise Co., Ltd.	8,000	4,588
KS Terminals, Inc.	8,000	16,476
Kung Long Batteries Industrial Co., Ltd.	1,000	4,008
*Kung Sing Engineering Corp.	3,000	853
Kuo Toong International Co., Ltd.	15,000	16,464
*Kuo Yang Construction Co., Ltd.	1,000	555
Kwong Lung Enterprise Co., Ltd.	9,000	14,179

59

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
L&K Engineering Co., Ltd.	23,000	$90,057
La Kaffa International Co., Ltd.	1,000	3,160
LandMark Optoelectronics Corp.	6,000	17,370
Lanner Electronics, Inc.	4,120	11,305
Largan Precision Co., Ltd.	2,000	127,640
Laster Tech Corp., Ltd.	4,000	6,049
*Lealea Enterprise Co., Ltd.	4,160	1,302
*Leofoo Development Co., Ltd.	5,000	2,574
*Li Peng Enterprise Co., Ltd.	4,000	937
Lian HWA Food Corp.	1,100	2,961
Lien Hwa Industrial Holdings Corp.	36,890	70,402
Lingsen Precision Industries, Ltd.	5,000	3,260
Lite-On Technology Corp.	71,000	218,899
Long Da Construction & Development Corp.	16,000	12,382
Longchen Paper & Packaging Co., Ltd.	27,125	11,583
Longwell Co.	4,000	7,782
Lotes Co., Ltd.	4,051	102,789
Lotus Pharmaceutical Co., Ltd.	6,000	46,616
LuxNet Corp.	4,000	18,930
Makalot Industrial Co., Ltd.	12,000	133,744
Marketech International Corp.	2,000	8,170
Materials Analysis Technology, Inc.	9,466	59,828
MediaTek, Inc.	41,000	1,064,344
Mega Financial Holding Co., Ltd.	105,760	119,667
*Mercuries & Associates Holding, Ltd.	1,000	388
Mercuries Data Systems, Ltd.	3,000	2,636
*Mercuries Life Insurance Co., Ltd.	163,512	25,408
Merida Industry Co., Ltd.	8,000	40,820
Merry Electronics Co., Ltd.	7,000	19,121
Micro-Star International Co., Ltd.	37,000	188,223
MIN AIK Technology Co., Ltd.	1,000	601
momo.com, Inc.	4,300	70,661
MOSA Industrial Corp.	12,000	8,842
Motech Industries, Inc.	30,000	25,251
MPI Corp.	17,000	99,060
Nak Sealing Technologies Corp.	2,000	7,739
Nan Pao Resins Chemical Co., Ltd.	2,000	12,271
Nan Ya Plastics Corp.	59,000	112,597
Nang Kuang Pharmaceutical Co., Ltd.	2,000	3,225
Nantex Industry Co., Ltd.	19,000	20,151
Nanya Technology Corp.	24,000	47,874
Nichidenbo Corp.	4,000	6,857
Nien Made Enterprise Co., Ltd.	3,000	26,453
Novatek Microelectronics Corp.	31,000	434,392
Nuvoton Technology Corp.	33,000	129,212
O-Bank Co., Ltd.	74,000	21,263
*Ocean Plastics Co., Ltd.	13,000	13,928
Optimax Technology Corp.	6,000	5,762
Orient Semiconductor Electronics, Ltd.	33,000	42,121
Oriental Union Chemical Corp.	40,000	22,445
Pacific Hospital Supply Co., Ltd.	1,000	2,559
Pan Jit International, Inc.	12,000	22,050
Pan-International Industrial Corp.	21,000	21,981
Panion & BF Biotech, Inc.	1,000	3,484
Parade Technologies, Ltd.	2,000	65,053
Parpro Corp.	2,000	2,072
*PChome Online, Inc.	17,677	24,252
PCL Technologies, Inc.	5,000	11,608

60

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Pegatron Corp.	167,000	$388,216
*PharmaEssentia Corp.	3,000	29,829
Phison Electronics Corp.	4,000	57,407
Pixart Imaging, Inc.	6,000	23,771
*Polaris Group	7,000	15,798
Pou Chen Corp.	33,000	29,353
Powertech Technology, Inc.	41,000	132,727
Poya International Co., Ltd.	2,020	30,984
President Chain Store Corp.	16,000	127,023
President Securities Corp.	43,000	23,068
Primax Electronics, Ltd.	47,000	99,985
Prince Housing & Development Corp.	32,000	10,507
Promate Electronic Co., Ltd.	3,000	5,013
Qisda Corp.	69,000	90,093
Quanta Computer, Inc.	74,000	431,201
Quanta Storage, Inc.	7,000	14,740
*Radium Life Tech Co., Ltd.	2,000	539
Raydium Semiconductor Corp.	2,000	22,106
Realtek Semiconductor Corp.	24,000	297,086
Rechi Precision Co., Ltd.	9,000	5,286
*Rexon Industrial Corp., Ltd.	4,000	4,908
*Rich Development Co., Ltd.	15,000	4,107
*Ritek Corp.	3,000	730
Ruby Tech Corp.	1,000	2,485
Ruentex Engineering & Construction Co.	3,000	9,203
Run Long Construction Co., Ltd.	3,000	8,685
Sakura Development Co., Ltd.	2,318	3,109
Sampo Corp.	2,000	1,727
San Fang Chemical Industry Co., Ltd.	1,000	720
Sanyang Motor Co., Ltd.	60,000	123,015
Savior Lifetec Corp.	2,000	1,128
Scientech Corp.	2,000	11,161
ScinoPharm Taiwan, Ltd.	1,000	817
SciVision Biotech, Inc.	1,000	2,260
SDI Corp.	6,000	18,591
Senao Networks, Inc.	2,000	14,121
Sercomm Corp.	20,000	69,370
Sesoda Corp.	13,000	12,164
Shanghai Commercial & Savings Bank, Ltd. (The)	74,000	97,876
Sharehope Medicine Co., Ltd.	5,250	5,212
ShenMao Technology, Inc.	1,000	1,804
Shihlin Electric & Engineering Corp.	10,000	29,197
*Shin Kong Financial Holding Co., Ltd.	759,000	203,352
Shin Zu Shing Co., Ltd.	10,000	28,519
*Shining Building Business Co., Ltd.	31,000	9,701
Shinkong Insurance Co., Ltd.	14,000	28,790
Shinkong Synthetic Fibers Corp.	26,000	12,064
Shiny Chemical Industrial Co., Ltd.	7,000	27,085
Shuttle, Inc.	18,000	9,018
Sigurd Microelectronics Corp.	25,000	45,707
Silergy Corp.	7,000	61,831
Simplo Technology Co., Ltd.	4,000	41,128
Sinbon Electronics Co., Ltd.	8,000	68,321
Sinon Corp.	36,000	40,512
SinoPac Financial Holdings Co., Ltd.	128,531	70,735
Sinyi Realty, Inc.	1,000	872
Sitronix Technology Corp.	6,000	52,721
Siward Crystal Technology Co., Ltd.	52,000	47,776

61

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Solar Applied Materials Technology Corp.	29,000	$34,959
Sonix Technology Co., Ltd.	1,000	1,523
Sporton International, Inc.	4,200	27,711
St. Shine Optical Co., Ltd.	3,000	16,787
Standard Chemical & Pharmaceutical Co., Ltd.	2,000	3,724
Standard Foods Corp.	22,000	25,605
Stark Technology, Inc.	5,000	17,342
Sunko INK Co., Ltd.	1,000	523
Sunonwealth Electric Machine Industry Co., Ltd.	32,000	85,833
Sunplus Technology Co., Ltd.	18,000	16,704
Supreme Electronics Co., Ltd.	35,564	60,964
Swancor Holding Co., Ltd.	8,000	21,261
Symtek Automation Asia Co., Ltd.	1,000	3,062
Synmosa Biopharma Corp.	10,929	12,653
Synnex Technology International Corp.	64,000	135,557
*Sysgration	2,000	1,976
Systex Corp.	5,000	15,415
TA Chen Stainless Pipe	96,800	110,573
Ta Ya Electric Wire & Cable	155,652	153,564
Taichung Commercial Bank Co., Ltd.	62,520	28,335
Taiflex Scientific Co., Ltd.	1,000	1,281
Taishin Financial Holding Co., Ltd.	212,014	112,756
Taisun Enterprise Co., Ltd.	12,000	7,436
Taiwan Business Bank	93,920	36,919
Taiwan Cooperative Financial Holding Co., Ltd.	55,250	42,841
Taiwan Fertilizer Co., Ltd.	18,000	32,909
Taiwan Fire & Marine Insurance Co., Ltd.	1,000	744
Taiwan FU Hsing Industrial Co., Ltd.	1,000	1,332
*Taiwan Glass Industry Corp.	9,000	5,064
Taiwan High Speed Rail Corp.	33,000	29,912
Taiwan Hon Chuan Enterprise Co., Ltd.	21,000	65,069
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	5,000	5,519
Taiwan Line Tek Electronic	2,000	2,371
Taiwan Mask Corp.	10,000	20,965
Taiwan Mobile Co., Ltd.	54,000	159,494
Taiwan PCB Techvest Co., Ltd.	19,000	24,837
Taiwan Secom Co., Ltd.	19,000	69,123
Taiwan Semiconductor Co., Ltd.	18,000	43,176
Taiwan Semiconductor Manufacturing Co., Ltd.	304,000	4,958,101
Taiwan Styrene Monomer	42,000	19,941
Taiwan Surface Mounting Technology Corp.	9,000	25,362
*Taiwan TEA Corp.	23,000	14,040
Taiwan Union Technology Corp.	10,000	32,835
Taiwan-Asia Semiconductor Corp.	13,000	17,956
*Tatung Co., Ltd.	69,000	76,158
TCI Co., Ltd.	5,000	26,669
Test Research, Inc.	11,000	20,382
Ton Yi Industrial Corp.	57,000	27,591
Tong Hsing Electronic Industries, Ltd.	11,700	48,337
Tong Yang Industry Co., Ltd.	19,000	42,938
Tong-Tai Machine & Tool Co., Ltd.	1,000	532
Topco Scientific Co., Ltd.	8,231	42,887
Topkey Corp.	4,000	19,855
Transcend Information, Inc.	10,000	22,630
TSC Auto ID Technology Co., Ltd.	2,000	14,336
TSEC Corp.	20,104	17,603
TSRC Corp.	14,000	9,884
TTY Biopharm Co., Ltd.	12,000	31,041

62

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TAIWAN — (Continued)
Tung Ho Steel Enterprise Corp.	67,000	$134,268
TXC Corp.	19,000	56,177
TYC Brother Industrial Co., Ltd.	15,000	17,296
*Tycoons Group Enterprise	702	254
*Tyntek Corp.	1,000	555
UDE Corp.	5,000	7,723
Union Bank Of Taiwan	72,200	29,383
*Union Insurance Co., Ltd.	5,000	5,496
Uni-President Enterprises Corp.	251,000	525,448
Unitech Printed Circuit Board Corp.	46,000	26,237
United Integrated Services Co., Ltd.	11,000	81,394
United Orthopedic Corp.	3,000	6,160
United Recommend International Co., Ltd.	1,000	2,682
United Renewable Energy Co., Ltd.	76,000	34,913
Universal Vision Biotechnology Co., Ltd.	3,180	29,119
UPC Technology Corp.	50,000	22,738
USI Corp.	56,000	33,236
Via Technologies, Inc.	2,000	7,338
VisEra Technologies Co., Ltd.	4,000	25,220
Visual Photonics Epitaxy Co., Ltd.	37,000	167,689
Voltronic Power Technology Corp.	4,000	159,704
Wafer Works Corp.	15,000	20,163
Waffer Technology Corp.	3,000	9,989
Wah Lee Industrial Corp.	11,000	31,981
Walsin Lihwa Corp.	91,000	96,373
Walsin Technology Corp.	19,000	61,215
Wan Hai Lines, Ltd.	4,000	5,698
Wei Chuan Foods Corp.	2,000	1,141
Weikeng Industrial Co., Ltd.	28,000	23,222
Weltrend Semiconductor	51,000	101,104
Win Semiconductors Corp.	6,000	26,823
Winbond Electronics Corp.	124,000	95,385
WinWay Technology Co., Ltd.	1,000	19,578
Wisdom Marine Lines Co., Ltd.	21,000	26,999
Wistron Corp.	114,000	314,216
Wistron NeWeb Corp.	29,000	113,997
Wiwynn Corp.	4,000	187,452
WPG Holdings, Ltd.	68,000	150,109
WT Microelectronics Co., Ltd.	16,000	58,455
Yageo Corp.	5,000	81,085
YC INOX Co., Ltd.	9,000	7,284
YCC Parts Manufacturing Co., Ltd.	1,000	1,822
Yea Shin International Development Co., Ltd.	1,062	845
Yen Sun Technology Corp.	4,000	4,748
YFY, Inc.	49,000	45,019
Yieh Phui Enterprise Co., Ltd.	67,000	31,915
Yuanta Financial Holding Co., Ltd.	238,165	178,431
Yulon Motor Co., Ltd.	79,200	180,938
Yungshin Construction & Development Co., Ltd.	1,000	2,562
YungShin Global Holding Corp.	2,000	2,729
Zenitron Corp.	5,000	4,856
Zero One Technology Co., Ltd.	16,000	29,844
Zhen Ding Technology Holding, Ltd.	15,000	45,090
*Zinwell Corp.	23,000	16,877
Zyxel Group Corp.	54,000	90,902

TOTAL TAIWAN		27,536,483

THAILAND — (1.6%)
AAPICO Hitech PCL - NVDR	18,100	14,100

63

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Advanced Information Technology PCL - NVDR	3,600	$433
#After You PCL - NVDR	400	105
*Airports of Thailand PCL - NVDR	52,000	96,571
Amata Corp. PCL	40,600	26,884
AP Thailand PCL	29,000	8,714
AP Thailand PCL	132,900	39,934
Asia Plus Group Holdings PCL - NVDR	7,600	579
Bangchak Corp. PCL	83,600	95,945
Bangchak Corp. PCL, Class F	15,900	18,248
Bangkok Bank PCL	4,000	17,528
Bangkok Bank PCL, Class F	18,900	82,820
Bangkok Chain Hospital PCL	93,400	52,232
Bangkok Dusit Medical Services PCL - NVDR	72,200	53,232
Bangkok Dusit Medical Services PCL, Class F	17,300	12,755
Bangkok Expressway & Metro PCL - NVDR, Class R	99,900	21,958
Bangkok Expressway & Metro PCL, Class F	85,400	18,771
*Bangkok Land PCL - NVDR	44,400	852
Bangkok Life Assurance PCL - NVDR	27,100	17,492
BCPG PCL	86,500	21,299
BEC World PCL - NVDR	19,400	2,915
BTS Group Holdings PCL - NVDR	116,200	24,085
Bumrungrad Hospital PCL - NVDR	14,600	105,613
Business Online PCL	600	160
Cal-Comp Electronics Thailand PCL - NVDR	13,541	573
Carabao Group PCL	8,300	15,587
Central Pattana PCL - NVDR	3,400	5,912
Central Pattana PCL, Class F	20,800	36,169
Central Retail Corp. PCL, Class R	19,200	19,631
CH Karnchang PCL - NVDR	55,400	33,601
#Chularat Hospital PCL	112,700	9,908
#Chularat Hospital PCL	227,900	20,036
#Com7 PCL	60,300	44,878
CP ALL PCL - NVDR	41,500	63,793
Delta Electronics Thailand PCL	41,200	90,556
Delta Electronics Thailand PCL - NVDR	19,000	41,761
Diamond Building Products PCL - NVDR	1,800	386
Dohome PCL	60,143	18,406
Eastern Polymer Group PCL - NVDR	2,400	441
Eastern Water Resources Development and Management PCL	2,300	269
Ekachai Medical Care PCL - NVDR	1,025	218
Energy Absolute PCL	18,100	21,150
Energy Absolute PCL	22,000	25,708
Exotic Food PCL	6,900	5,951
#Forth Corp. PCL	21,400	13,277
Frasers Property Thailand PCL - NVDR, Class R	2,000	829
Gunkul Engineering PCL	337,100	21,384
Gunkul Engineering PCL	94,100	5,969
#Hana Microelectronics PCL	6,600	9,594
Hana Microelectronics PCL, Class F	14,100	20,497
Home Product Center PCL	150,100	49,696
Ichitan Group PCL - NVDR	91,000	38,737
Index Livingmall PCL	400	251
Indorama Ventures PCL, Class F	44,800	29,540
IRPC PCL	416,400	22,244
*Italian-Thai Development PCL - NVDR	15,200	524
*Jasmine International PCL	397,200	22,765
#Jaymart Group Holdings PCL, Class R	11,100	5,065
Karmarts PCL - NVDR	55,000	16,220

64

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
*Kaset Thai International Sugar Corp. PCL - NVDR	2,300	$239
Kasikornbank PCL	6,400	23,415
KCE Electronics PCL	40,000	56,479
KCE Electronics PCL, Class F	18,000	25,416
KGI Securities Thailand PCL	5,700	698
#Kiatnakin Phatra Bank PCL - NVDR	7,000	9,592
Krung Thai Bank PCL - NVDR	26,100	13,652
Krungthai Card PCL	15,900	19,354
Krungthai Card PCL - NVDR	25,400	30,917
Lalin Property PCL - NVDR	1,600	367
Land & Houses PCL	184,200	38,693
*Loxley PCL - NVDR	6,700	296
LPN Development PCL	5,400	598
Major Cineplex Group PCL	19,500	8,247
*Master Ad PCL	20,100	268
MBK PCL - NVDR	9,300	4,140
MC Group PCL	8,900	3,021
Mega Lifesciences PCL	5,500	6,236
Mega Lifesciences PCL	22,800	25,850
Minor International PCL - NVDR	6,900	5,375
Minor International PCL, Class F	7,900	6,154
MK Restaurants Group PCL - NVDR	2,600	2,930
Netbay PCL - NVDR	300	169
Noble Development PCL - NVDR	2,100	202
Nonthavej Hospital PCL	100	103
Northeast Rubber PCL, Class R	2,700	344
Origin Property PCL - NVDR	38,700	9,637
Plan B Media PCL - NVDR	61,500	13,945
Plan B Media PCL, Class F	184,500	41,836
Praram 9 Hospital PCL, Class R	16,200	7,257
Prima Marine PCL - NVDR, Class R	1,200	202
Property Perfect PCL - NVDR	25,300	211
Pruksa Holding PCL	29,300	10,190
Pruksa Holding PCL - NVDR	4,600	1,600
*PSG Corp. PCL	169,700	3,069
*PSG Corp. PCL, Class F	237,700	4,299
PTG Energy PCL - NVDR	81,400	18,458
PTT Global Chemical PCL	15,600	14,974
PTT Global Chemical PCL, Class F	22,600	21,693
PTT Oil & Retail Business PCL, Class F	36,600	18,635
PTT Oil & Retail Business PCL, Class R	25,500	12,983
Quality Houses PCL - NVDR	29,800	1,857
Quality Houses PCL, Class F	295,600	18,422
R&B Food Supply PCL	16,400	4,974
*Rabbit Holdings PCL	30,400	423
Rajthanee Hospital PCL - NVDR	400	289
Ramkhamhaeng Hospital PCL	400	445
Ratchaphruek Hospital PCL	900	158
RS PCL - NVDR	1,870	708
*S Hotels & Resorts PCL - NVDR	4,700	309
#Sabina PCL - NVDR	400	272
Sahamitr Pressure Container PCL - NVDR	1,200	354
#*Samart Corp. PCL - NVDR	36,900	4,476
Sansiri PCL - NVDR	1,995,300	84,936
Sappe PCL - NVDR	2,100	4,455
SC Asset Corp. PCL - NVDR	46,300	4,354
SCG Packaging PCL	14,000	14,022
Sena Development PCL - NVDR	2,700	177

65

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
THAILAND — (Continued)
Siam Global House PCL	35,937	$15,798
Siam Global House PCL	16,658	7,323
*Siam Wellness Group PCL	300	99
Siamgas & Petrochemicals PCL - NVDR	2,900	641
Sikarin PCL - NVDR	1,700	497
Singer Thailand PCL	28,800	6,971
SISB PCL, Class R	3,200	2,604
*SKY ICT PCL	1,300	976
#Somboon Advance Technology PCL - NVDR	400	197
SPCG PCL - NVDR	2,100	754
Sri Trang Agro-Industry PCL	35,900	14,383
Sri Trang Gloves Thailand PCL	8,800	1,432
Srinanaporn Marketing PCL, Class R	15,500	6,986
Star Petroleum Refining PCL	70,700	14,556
Star Petroleum Refining PCL	16,000	3,294
Stars Microelectronics Thailand PCL - NVDR	2,000	268
Supalai PCL	61,100	31,279
*Super Energy Corp. PCL - NVDR, Class R	102,300	1,224
Susco PCL - NVDR	3,100	390
SVI PCL - NVDR	1,700	329
Synnex Thailand PCL	1,200	309
Taokaenoi Food & Marketing PCL - NVDR	22,500	6,448
Thai Nakarin Hospital PCL - NVDR	200	195
Thai Oil PCL	29,700	38,837
Thai Union Group PCL - NVDR	60,100	22,574
Thai Wah PCL - NVDR	1,000	112
Thaicom PCL	31,300	10,885
Thaitheparos PCL - NVDR	300	332
Thanachart Capital PCL - NVDR	11,100	15,133
Thonburi Healthcare Group PCL, Class R	16,300	28,230
Tipco Asphalt PCL - NVDR	30,700	16,058
Tisco Financial Group PCL - NVDR	9,800	26,243
TKS Technologies PCL - NVDR	1,100	202
TMBThanachart Bank PCL - NVDR	295,700	13,739
TOA Paint Thailand PCL	55,800	33,533
TOA Paint Thailand PCL - NVDR	10,200	6,130
Triple i Logistics PCL	9,300	2,743
TTW PCL	40,900	10,298
TTW PCL - NVDR	4,400	1,108
Union Auction PCL - NVDR	600	166
United Paper PCL - NVDR, Class R	1,200	357
VGI PCL - NVDR	9,200	491
WHA Corp. PCL - NVDR	218,700	30,424
WHA Corp. PCL, Class F	156,400	21,757
WHA Utilities and Power PCL - NVDR	3,500	358
WICE Logistics PCL - NVDR	800	138
#*Xspring Capital PCL, Class R	224,100	5,487
YGGDRAZIL Group PCL	1,300	271

TOTAL THAILAND		2,449,685

TURKEY — (1.0%)
Adel Kalemcilik Ticaret ve Sanayi AS	160	2,828
Agesa Hayat ve Emeklilik AS	216	450
Akbank TAS	63,381	65,996
Alarko Holding AS	9,555	34,177
*Alcatel-Lucent Teletas Telekomunikasyon AS	87	275
Alkim Alkali Kimya AS	13,225	17,520
*Anadolu Anonim Turk Sigorta Sirketi	1,927	4,012
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,488	22,897

66

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
Anadolu Hayat Emeklilik AS	957	$1,590
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	533	4,278
Arcelik AS	3,517	16,881
ARD Grup Bilisim Teknolojileri AS	1,155	922
Aselsan Elektronik Sanayi Ve Ticaret AS	16,566	24,206
*Aydem Yenilenebilir Enerji AS	10,039	7,008
Aygaz AS	3,577	17,371
Bagfas Bandirma Gubre Fabrikalari AS	492	588
Bera Holding AS	30,762	18,603
BIM Birlesik Magazalar AS	9,970	95,849
*Borusan Mannesmann Boru Sanayi ve Ticaret AS	1,611	52,556
Borusan Yatirim ve Pazarlama AS	94	7,725
Bosch Fren Sistemleri Sanayi ve Ticaret AS	3	1,048
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	300	862
*Bursa Cimento Fabrikasi AS	16,312	5,414
Celebi Hava Servisi AS	30	1,092
Coca-Cola Icecek AS	2,392	31,096
Deva Holding AS	1,072	3,139
Dogus Otomotiv Servis ve Ticaret AS	6,883	60,455
EGE Endustri VE Ticaret AS	27	8,455
EGE Gubre Sanayii AS	482	2,187
ΩEnerjisa Enerji AS	9,859	16,949
*Eregli Demir ve Celik Fabrikalari TAS	11,274	15,086
Escar Turizm Tasimacilik Ticaret AS	181	1,088
*Europap Tezol Kagit Sanayi VE Ticaret AS	760	486
Ford Otomotiv Sanayi AS	1,573	43,716
Galata Wind Enerji AS	3,994	3,789
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	1,421	3,003
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	8	80
*Goodyear Lastikleri TAS	3,171	2,342
GSD Holding AS	1	–
*Gubre Fabrikalari TAS	1,228	14,241
*Hektas Ticaret TAS	5,504	4,264
*Ihlas Holding AS	8,838	328
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	2,127	1,702
Info Yatirim AS	1,671	1,042
Is Yatirim Menkul Degerler AS	31,402	47,081
*Isiklar Enerji ve Yapi Holding AS	2,035	324
Jantsa Jant Sanayi Ve Ticaret AS	220	1,017
*Karel Elektronik Sanayi ve Ticaret AS	597	633
*Karsan Otomotiv Sanayii Ve Ticaret AS	2,207	743
*Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	32,947	2,853
*Kerevitas Gida Sanayi ve Ticaret AS	3,476	1,358
Kervan Gida Sanayi Ve Ticaret AS	224	182
Kontrolmatik Enerji Ve Muhendislik AS	3,031	28,122
*Konya Cimento Sanayii AS	7	1,951
Koza Altin Isletmeleri AS	24,486	19,005
LDR Turizm AS	32	183
Logo Yazilim Sanayi Ve Ticaret AS	1,451	3,282
ΩMavi Giyim Sanayi Ve Ticaret AS, Class B	11,179	37,734
Migros Ticaret AS	2,688	32,084
*ΩMLP Saglik Hizmetleri AS	4,059	21,936
*NET Holding AS	1,233	872
*Otokar Otomotiv Ve Savunma Sanayi A.S.	1,800	25,416
*Parsan Makina Parcalari Sanayii AS	74	305
*Peker Gayrimenkul Yatirim Ortakligi AS	3,771	3,649
*Penta Teknoloji Urunleri Dagitim Ticaret AS	1,036	751
*Petkim Petrokimya Holding AS	48,286	33,587

67

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
TURKEY — (Continued)
Polisan Holding AS	7,403	$3,922
*Qua Granite Hayal	8,314	1,622
*Reysas Tasimacilik ve Lojistik Ticaret AS	519	574
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	12,725	14,194
*Sasa Polyester Sanayi AS	8,519	12,875
*Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	194	746
Sekerbank Turk AS	13,659	3,210
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	11,558	21,672
*Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS	579	1,411
Sok Marketler Ticaret AS	14,533	30,717
*Tat Gida Sanayi AS	537	749
*TAV Havalimanlari Holding AS	11,494	46,557
*Teknosa Ic Ve Dis Ticaret AS	5,851	6,576
Tofas Turk Otomobil Fabrikasi AS	4,734	40,274
*Tukas Gida Sanayi ve Ticaret AS	4,291	1,181
*Tumosan Motor ve Traktor Sanayi AS	1,616	5,535
Turk Traktor ve Ziraat Makineleri AS	1,327	33,985
*Turkcell Iletisim Hizmetleri AS	11,727	19,896
#Turkiye Garanti Bankasi AS	21,395	35,541
*Turkiye Halk Bankasi AS	17,332	8,062
Turkiye Is Bankasi AS	74,393	55,165
Turkiye Petrol Rafinerileri AS	27,676	138,807
Turkiye Sigorta AS	958	1,268
*Turkiye Vakiflar Bankasi TAO	25,515	14,700
*Ulker Biskuvi Sanayi AS	6,134	15,718
Ulusoy Un Sanayi ve Ticaret AS	320	306
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	176	564
Vestel Beyaz Esya Sanayi ve Ticaret AS	15,366	9,108
*Vestel Elektronik Sanayi ve Ticaret AS	8,347	17,982
Yapi ve Kredi Bankasi AS	113,271	69,021
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,862	1,969
*Zorlu Enerji Elektrik Uretim AS	25,045	4,692

TOTAL TURKEY		1,499,263

UNITED ARAB EMIRATES — (2.0%)
Abu Dhabi Commercial Bank PJSC	89,465	195,591
Abu Dhabi Islamic Bank PJSC	58,266	163,392
Abu Dhabi National Hotels	63,850	16,705
Abu Dhabi National Oil Co. for Distribution PJSC	139,890	127,969
*Abu Dhabi Ports Co. PJSC	18,070	29,370
Abu Dhabi Ship Building Co. PJSC	152	165
ADNOC Drilling Co. PJSC	87,188	86,405
Agthia Group PJSC	15,856	19,210
*Ajman Bank PJSC	89,020	49,684
AL Yah Satellite Communications Co-Pjsc-Yah Sat	55,516	38,391
Aldar Properties PJSC	93,550	132,442
*Alpha Dhabi Holding PJSC	10,754	55,278
Aramex PJSC	56,650	35,474
Burjeel Holdings PLC	17,031	13,493
*Deyaar Development PJSC	71,194	11,397
Dubai Financial Market PJSC	58,037	20,699
Dubai Investments PJSC	204,096	125,580
Dubai Islamic Bank PJSC	220,833	324,666
Emaar Development PJSC	61,405	103,651
Emaar Properties PJSC	230,608	420,030
Emirates Driving Co.	124	878
Emirates Integrated Telecommunications Co. PJSC	57,721	84,547
Emirates NBD Bank PJSC	95,203	439,339
Emirates Telecommunications Group Co. PJSC	76,661	385,288

68

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
UNITED ARAB EMIRATES — (Continued)
First Abu Dhabi Bank PJSC	62,345	$215,229
*Ghitha Holding PJSC	1,526	15,954
*Gulf Pharmaceutical Industries PSC	720	151
*Manazel PJSC	3,136	309
*Palms Sports PrJSC	104	365
*RAK Properties PJSC	89,773	26,152
Ras Al Khaimah Ceramics	15,652	10,355
*Union Properties PJSC	38,464	3,456

TOTAL UNITED ARAB EMIRATES		3,151,615

TOTAL COMMON STOCKS		153,118,799

PREFERRED STOCKS — (1.0%)
BRAZIL — (0.9%)
*Alpargatas SA	14,500	23,721
Banco ABC Brasil SA	8,265	30,664
Banco Bradesco SA	122,323	339,342
Banco do Estado do Rio Grande do Sul SA, Preference B	12,500	27,018
Banco Pan SA	13,500	18,819
*Braskem SA, Preference A	2,233	7,116
Centrais Eletricas Brasileiras SA, Preference B	1,700	12,962
Cia de Ferro Ligas da Bahia FERBASA	1,200	11,572
Cia de Saneamento do Parana	14,300	12,363
Cia Energetica de Minas Gerais	106,000	246,766
Cia Paranaense de Energia, Class B	112,135	186,558
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	5,600	23,530
Eucatex SA Industria e Comercio	400	975
Gerdau SA	1,050	4,533
Itau Unibanco Holding SA	53,300	283,463
Marcopolo SA	39,900	41,459
Raizen SA	70,755	50,930
Randon SA Implementos e Participacoes	13,200	28,557
Schulz SA	300	436
Track & Field Co. SA	200	527
Unipar Carbocloro SA	2,800	39,488
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Preference A	11,700	15,335

TOTAL BRAZIL		1,406,134

CHILE — (0.1%)
Embotelladora Andina SA, Preference B	15,045	30,495

TOTAL CHILE		30,495

COLOMBIA — (0.0%)
Grupo de Inversiones Suramericana SA	4,648	13,494

TOTAL COLOMBIA		13,494

INDIA — (0.0%)
*<»TVS Holdings Pvt, Ltd.	2	—
*TVS Holdings, Ltd.	2,320	290

TOTAL INDIA		290

TOTAL PREFERRED STOCKS		1,450,413

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Localiza Rent A Car SA 11/13/2023	82	114

TOTAL BRAZIL		114

KOREA, REPUBLIC OF — (0.0%)
*Amicogen, Inc. 12/06/2023	121	314
*Cosmoam&T Co., Ltd. 11/08/2023	34	418
*Ecoplastic Corp. 11/8/2023	332	395
*Hanwha Ocean Co., Ltd. 11/10/2023	120	155

69

DIMENSIONAL EMERGING MARKETS SUSTAINABILITY CORE 1 ETF

CONTINUED

	Shares	Value
KOREA, REPUBLIC OF — (Continued)
*Kangstem Biotech Co. 11/01/2023	9	$—
*Medipost Co., Ltd. 11/02/2023	6	5

TOTAL KOREA, REPUBLIC OF		1,287

KUWAIT — (0.0%)
*Gulf Bank KSCP 11/13/2023	9,689	200

TOTAL KUWAIT		200

TAIWAN — (0.0%)
*Concord International 11/27/2023	300	21
*Winbond Electronics Corp. 11/6/2023	4,864	443

TOTAL TAIWAN		464

THAILAND — (0.0%)
*Cal-Co. Eleccal Co. Electronics Thai 11/13/2023	10,647	6
*Kiatnakin Phatra Bank PCL 03/17/2024	342	2
*Kiatnakin Phatra Bank PCL 03/17/2026	342	19
*Nusasiri PCL 07/04/2025	2,300	—
*<»Samart Corp.	369	—

TOTAL THAILAND		27

TOTAL RIGHTS/WARRANTS		2,092

TOTAL INVESTMENT SECURITIES — (99.7%)
(Cost $149,721,397)		154,571,304

SECURITIES LENDING COLLATERAL — (0.3%)
@§The DFA Short Term Investment Fund	46,310	535,664

TOTAL INVESTMENTS — (100.0%)
(Cost $150,257,061)		$155,106,968

*	Non-Income Producing Securities
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
<	Security was valued using significant unobservable inputs as of October 31, 2023
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

70

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the Dimensional ETF Trust and Shareholders of each of the twenty-six funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of each of the funds listed in the table below (twenty-six of the funds constituting the Dimensional ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights

Dimensional International Value ETF

Dimensional U.S. Core Equity 2 ETF

Dimensional U.S. Equity ETF

Dimensional U.S. Small Cap ETF

Dimensional U.S. Targeted Value ETF

Dimensional US Marketwide Value ETF

Dimensional World ex U.S. Core Equity 2 ETF

	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022, 2021, 2020, and 2019

Dimensional US Core Equity Market ETF Dimensional Emerging Core Equity Market ETF Dimensional International Core Equity Market ETF	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For each of the periods indicated therein

Dimensional Emerging Markets Core Equity 2 ETF Dimensional Emerging Markets High Profitability ETF Dimensional Emerging Markets Value ETF	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period April 26, 2022 (commencement of operations) through October 31, 2022

Dimensional International Core Equity 2 ETF Dimensional International High Profitability ETF Dimensional International Small Cap ETF Dimensional International Small Cap Value ETF	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period March 23, 2022 (commencement of operations) through October 31, 2022

Dimensional US High Profitability ETF Dimensional US Real Estate ETF Dimensional US Small Cap Value ETF	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period February 23, 2022 (commencement of operations) through October 31, 2022

Dimensional Global Real Estate ETF Dimensional US Large Cap Value ETF	For the period December 6, 2022 (commencement of operations) through October 31, 2023

Dimensional Emerging Markets Sustainability Core 1 ETF Dimensional International Sustainability Core 1 ETF Dimensional US Sustainability Core 1 ETF	For the period November 1, 2022 (commencement of operations) through October 31, 2023

Dimensional US Core Equity 1 ETF	For the period September 12, 2023 (commencement of operations) through October 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional ETF Trust

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	January 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date:	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	January 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional ETF Trust

Date:	January 8, 2024

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional ETF Trust

Date:	January 5, 2024